As filed with the Securities and                     Registration Nos. 333-90516
Exchange Commission on April 9, 2004                 and 811-05626

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No. ___             / /
         Post-Effective Amendment No. 2              /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
              Amendment No.                        /X/
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

Linda E. Senker, Esq               Michael A. Pignatella, Esq.        Kimberly J. Smith, Esq.
ING                                ING                                ING
1475 Dunwoody Drive                151 Farmington Avenue              1475 Dunwoody Drive
West Chester, PA 19380-1478        Hartford, CT  06156                West Chester, PA 19380-1478
(610) 425-4139                     (860) 723-2239                     (610) 425-4139
                                                                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

     / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485
     / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

                                  PART A


ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                        CUSTOMIZED SOLUTIONS -- ING FOCUS
                                VARIABLE ANNUITY


                                                                     MAY 1, 2004


This prospectus describes Customized Solutions -- ING Focus Variable Annuity, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company (the "Company," "we" or "our") (formerly, Golden American Life Insurance Company). The Contract is currently available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts"). The Contract currently may be purchased with funds from external sources or by a transfer or rollover from an existing contract (the "prior contract") issued by us or one of our affiliates ("internal transfer"). The Contract may be issued as a traditional Individual Retirement Annuity ("IRA") under section 408(b) of the Internal Revenue Code of 1986 as amended (the "Code"), a Roth IRA under section 408A of the Code, or a tax-sheltered annuity under section 403(b) of the Code. The Contract is not currently available as a Simplified Employer Pension (SEP) plan under 408(k) or as a Simple IRA under section 408(p).


The Contract provides a means for you to invest your premium payments in one or more of the available mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or, for IRAs or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, IA 50306-9271 or call 1-800-366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

          THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE
                               BACK OF THIS COVER.

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.
  AIM V.I. Capital Appreciation Fund (Series II)
  AIM V.I. Core Equity Fund (Series II)
  AIM V.I. Premier Equity Fund (Series II)

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
  ING American Century Small Cap Value Portfolio (Service
    Class) (1)

BAMCO, INC.
  ING Baron Small Cap Growth Portfolio (Service Class) (1)

FIDELITY MANAGEMENT & RESEARCH CO.
  Fidelity(R) VIP Contrafund(R) Portfolio (Service Class 2)
  Fidelity(R) VIP Equity-Income Portfolio (Service Class 2)
  Fidelity(R) VIP Growth Portfolio (Service Class 2)
  Fidelity(R) VIP Overseas Portfolio (Service Class 2)

FRANKLIN ADVISORY SERVICES, LLC
  Franklin Small Cap Value Securities Fund (Class 2)

FRED ALGER MANAGEMENT, INC.
  ING Alger Aggressive Growth Portfolio (Service Class) (1)
  ING Alger Growth Portfolio (Service Class) (1)

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
  ING Goldman Sachs(R) Capital Growth Portfolio (Service Class) (1)

AELTUS INVESTMENT MANAGEMENT, INC.
  ING GET U.S. Core Portfolio
  ING Liquid Assets Portfolio (Class S) (2)
  ING VP Balanced Portfolio (Class S)
  ING VP Bond Portfolio (Class S)
  ING VP Growth and Income Portfolio (Class S)
  ING VP Growth Portfolio (Class S)
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP Index Plus MidCap Portfolio (Class S)
  ING VP Index Plus SmallCap Portfolio (Class S)
  ING VP International Equity Portfolio (Class S)
  ING VP International Value Portfolio (Class S)
  ING VP MidCap Opportunities Portfolio (Class S) (3)
  ING VP Small Company Portfolio (Class S)
  ING VP SmallCap Opportunities Portfolio (Class S)
  ING VP Value Opportunity Portfolio (Class S)

JANUS CAPITAL MANAGEMENT LLC
  Janus Aspen Series Balanced Portfolio (Service Shares)
  Janus Aspen Series Flexible Income Portfolio (Service Shares)
  Janus Aspen Series Growth Portfolio (Service Shares)
  Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
  ING JPMorgan Fleming International Portfolio (Service Class) (1)

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Capital Opportunities Portfolio (Service Class) (1)
  ING MFS Global Growth Portfolio (Service Class) (1)
  ING MFS Total Return Portfolio (Service Class) (2)

OPCAP ADVISORS LLC
  ING OpCap Balanced Value Portfolio (Service Class) (1)

OPPENHEIMERFUNDS, INC.
  Oppenheimer Global Securities Fund/VA (Service Shares)
  Oppenheimer Strategic Bond Fund/VA (Service Shares)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (2)
  ING PIMCO Total Return Portfolio (Service Class) (1)

PIONEER INVESTMENT MANAGEMENT, INC.
  Pioneer Equity-Income VCT Portfolio (Class II)
  Pioneer Fund VCT Portfolio (Class II)
  Pioneer Mid Cap Value VCT Portfolio (Class II)

J.P. MORGAN INVESTMENT MANAGEMENT INC.
  ING JPMorgan Mid Cap Value Portfolio (Service Class) (1)

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers Fundamental Value Portfolio (Service Class) (1) ING Salomon Brothers Investors Value Portfolio (Service Class) (1)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Growth Equity Portfolio (Service Class) (1)

UBS GLOBAL ASSET MANAGEMENT (US) INC.
  ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical
    Asset Allocation Portfolio) (Service Class) (1)

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Portfolio)
    (Service Class) (1)

VAN KAMPEN
  ING Van Kampen Comstock Portfolio (Service Class) (1)

     (1) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser. ING Life Insurance and Annuity Company is an affiliated company of ING Groep, N.V.

     (2) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated company of ING Groep, N.V.

     (3) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class S merged into ING VP MidCap Opportunities Portfolio - Class S.


The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

TABLE  OF  CONTENTS


                                                              PAGE
Index of Special Terms                                         ii
Fees and Expenses                                               1
Condensed Financial Information                                 6
  Accumulation Unit                                             6
  The Net Investment Factor                                     6
  Performance Information                                       6
  Financial Statements                                          7
ING USA Annuity and Life Insurance Company                      8
ING USA Separate Account B                                      8
The Trusts and Funds                                            8
Special Funds                                                  10
Charges and Fees                                               10
  Charge Deduction Subaccount                                  10
  Charges Deducted from the Contract Value                     10
      Surrender Charge                                         10
      Waiver of Surrender Charge for
         Extended Medical Care                                 11
      Free Withdrawal Amount                                   11
      Surrender Charge for Excess
         Withdrawals                                           11
      Premium Taxes                                            11
      Administrative Charge                                    12
      Transfer Charge                                          12
  Charges Deducted from the Subaccounts                        12
      Mortality and Expense Risk Charge                        12
      Asset-Based Administrative Charge                        12
  Trust and Fund Expenses                                      12
The Annuity Contract                                           12
Withdrawals                                                    17
Transfers Among Your Investments                               20
Death Benefit Choices                                          23
  Death Benefit During the Accumulation
      Phase                                                    23
      Option Package I                                         23
      Option Package II                                        23
      Transfers Between Option Packages                        25
  Death Benefit During the Income Phase                        25
  Continuation After Death - Spouse                            25
  Continuation After Death - Non-Spouse                        25
The Income Phase                                               26
Other Contract Provisions                                      30
Other Information                                              32
Federal Tax Considerations                                     33
Statement of Additional Information
  Table of Contents                                            41
Appendix A
  Condensed Financial Information                              A1
Appendix B
  The Investment Portfolios                                    B1
Appendix C
  Fixed Account II                                             C1
Appendix D
  Fixed Interest Division                                      D1
Appendix E
  Surrender Charge for Excess Withdrawals
      Example                                                  E1
Appendix F
  Projected Schedule of ING GET U.S. Core
      Portfolio Offerings                                      F1

INDEX  OF  SPECIAL  TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                            PAGE
    ------------------------------------------------------------
    Accumulation Unit                                         6
    Annual Ratchet                                           24
    Annuitant                                                13
    Income Phase Start Date                                  13
    Cash Surrender Value                                     16
    Claim Date                                               23
    Contract Date                                            13
    Contract Owner                                           13
    Contract Value                                           16
    Contract Year                                            13
    Free Withdrawal Amount                                   11
    Net Investment Factor                                     6
    Net Rate of Return                                        6
    Restricted Fund                                           9
    Special Funds                                            10
    Standard Death Benefit                                   24

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS       CORRESPONDING TERM USED IN THE CONTRACT
    --------------------------------------------------------------------------
    Accumulation Unit Value            Index of Investment Experience
    Income Phase Start Date            Annuity Commencement Date
    Contract Owner                     Owner or Certificate Owner
    Contract Value                     Accumulation Value
    Transfer Charge                    Excess Allocation Charge
    Fixed Interest Allocation          Fixed Allocation
    Free Look Period                   Right to Examine Period
    Guaranteed Interest Period         Guarantee Period
    Subaccount(s)                      Division(s)
    Net Investment Factor              Experience Factor
    Regular Withdrawals                Conventional Partial Withdrawals
    Withdrawals                        Partial Withdrawals

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES(1)

         Surrender Charge

                 COMPLETE YEARS ELAPSED
                     SINCE PREMIUM PAYMENT*              0        1        2       3+
                 SURRENDER CHARGE                        3%       2%       1%      0%

            * For amounts transferred or rolled over into this Contract as an internal transfer, see "Charges Deducted From Contract Value -- Surrender Charge."

         Transfer Charge(2)
           (per transfer, if you make more than 12 transfers in a contract year)   $   25

            (1) If you are invested in a Fixed Interest Allocation, a Market
                Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            (2) We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE(3)

         Administrative Charge                                                     $   30

         (We waive this charge if the total of your premium payment is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)

            (3) We deduct this charge on each contract anniversary and on surrender. See "The Income Phase-- Charges Deducted."

SEPARATE ACCOUNT ANNUAL CHARGES(4)

                                                                    OPTION               OPTION
                                                                  PACKAGE I            PACKAGE II
               ----------------------------------------------------------------------------------
               Mortality & Expense Risk Charge                      0.60%                0.80%
               Asset-Based Administrative Charge                    0.15%                0.15%
                                                                    ----                 ----
                 Total                                              0.75%                0.95%
               GET Fund Guarantee Charge (5)                        0.50%                0.50%
                 Total With GET Fund Guarantee Charge               1.25%                1.45%

            (4) As a percentage of average daily assets in each subaccount. The
                Separate Account Annual Charges are deducted daily.

            (5) The ING GET U.S. Core Portfolio Fund Guarantee Charge is
                deducted daily during the guarantee period from amounts allocated to the ING GET U.S. Core Portfolio investment option. Please see "The Trusts and Funds- GET Fund" for a description of the ING GET U.S. Core Portfolio guarantee.

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

            TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(6)                             MINIMUM      MAXIMUM
            -------------------------------------------------------------------------------------------------
            (expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(7), and other
            expenses):                                                                    0.53%        1.70%



            (6) The minimum and maximum total operating expenses charged by a
                Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.55%. The expense reimbursement or fee arrangement reflected is expected to continue through April 30, 2005.

            (7) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectuses for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fee and expense information listed below was provided by the funds.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.

                              FUND EXPENSE TABLE(1)



                                                                                                                         NET FUND
                                                           DISTRIBUTION                                                   ANNUAL
                                                              AND/OR                     TOTAL FUND ANNUAL    TOTAL      EXPENSES
                                               INVESTMENT    SERVICE                     EXPENSES WITHOUT    WAIVERS       AFTER
                                                ADVISORY     (12B-1)                         WAIVERS OR         OR      WAIVERS OR
FUND NAME                                         FEES         FEE       OTHER EXPENSES      REDUCTIONS     REDUCTIONS  REDUCTIONS
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series II)    0.61%        0.25%          0.24%             1.10%            --        1.10%
AIM V.I. Core Equity Fund (Series II)             0.61%        0.25%          0.20%             1.06%            --        1.06%
AIM V.I. Premier Equity Fund (Series II)          0.61%        0.25%          0.24%             1.10%            --        1.10%
Fidelity(R)VIP Contrafund(R)Portfolio
   (Service Class 2)                              0.58%        0.25%          0.10%             0.93%            --        0.93%
Fidelity(R)VIP Equity-Income Portfolio
   (Service Class 2)                              0.48%        0.25%          0.09%             0.82%            --        0.82%
Fidelity(R)VIP Growth Portfolio
   (Service Class 2)                              0.58%        0.25%          0.09%             0.92%            --        0.92%
Fidelity(R) VIP Overseas Portfolio
   (Service Class 2)                              0.73%        0.25%          0.18%             1.16%            --        1.16%
Franklin Small Cap Value Securities Fund
   (Class 2)(2)                                   0.57%        0.25%          0.19%             1.01%            --        1.01%
ING Alger Aggressive Growth Portfolio
   (Service Class) (3)                            0.85%          --           0.45%             1.30%            --        1.30%
ING Alger Growth Portfolio (Service Class) (3)    0.80%          --           0.45%             1.25%            --        1.25%
ING American Century Small Cap Value
   Portfolio (Service Class) (3) (4)              1.00%          --           0.65%             1.65%          0.10%       1.55%
ING Baron Small Cap Growth Portfolio
   (Service Class) (3) (4)                        0.85%          --           0.65%             1.50%          0.05%       1.45%
ING GET U.S. Core Portfolio (5)(6)(7)             0.60%        0.25%          0.15%             1.00%            --        1.00%

                                                                                                                         NET FUND
                                                           DISTRIBUTION                                                   ANNUAL
                                                              AND/OR                     TOTAL FUND ANNUAL    TOTAL      EXPENSES
                                               INVESTMENT    SERVICE                     EXPENSES WITHOUT    WAIVERS       AFTER
                                                ADVISORY     (12B-1)                         WAIVERS OR         OR      WAIVERS OR
FUND NAME                                         FEES         FEE       OTHER EXPENSES      REDUCTIONS     REDUCTIONS  REDUCTIONS
----------------------------------------------------------------------------------------------------------------------------------
ING Goldman Sachs(R)Capital Growth Portfolio
   (Service Class) (3)                            0.85%          --           0.45%             1.30%            --        1.30%
ING JPMorgan Fleming International Portfolio
   (Service Class) (3)                            0.80%          --           0.45%             1.25%            --        1.25%
ING JPMorgan Mid Cap Value Portfolio
   (Service Class) (3)                            0.75%          --           0.60%             1.35%            --        1.35%
ING Liquid Assets Portfolio (Class S) (8)(9)      0.27%          --           0.26%             0.53%            --        0.53%
ING MFS Capital Opportunities Portfolio
   (Service Class) (3)                            0.65%          --           0.50%             1.15%            --        1.15%
ING MFS Global Growth Portfolio
   (Service Class) (3)                            0.60%          --           0.85%             1.45%            --        1.45%
ING MFS Total Return Portfolio (Class S)
  (8)(9)(10)(11)                                  0.64%          --           0.26%             0.90%            --        0.90%
ING OpCap Balanced Value Portfolio
   (Service Class) (3)                            0.80%          --           0.45%             1.25%            --        1.25%
ING PIMCO Core Bond Portfolio (Class S) (8)(9)    0.61%          --           0.26%             0.87%            --        0.87%
ING PIMCO Total Return Portfolio
   (Service Class) (3)                            0.50%          --           0.60%             1.10%            --        1.10%
ING Salomon Brothers Fundamental Value
   Portfolio (Service Class) (3)                  0.90%          --           0.45%             1.35%            --        1.35%
ING Salomon Brothers Investors Value
   Portfolio (Service Class) (3)                  0.80%          --           0.45%             1.25%            --        1.25%
ING T. Rowe Price Growth Equity Portfolio
   (Service Class) (3)                            0.60%          --           0.40%             1.00%            --        1.00%
ING UBS U.S. Allocation Portfolio
   (Service Class) (3) (12)                       0.85%          --           0.45%             1.30%            --        1.30%
ING UBS U.S. Large Cap Equity Portfolio
   (Service Class) (3)                            0.70%          --           0.40%             1.10%            --        1.10%
ING Van Kampen Comstock Portfolio
   (Service Class) (3) (4)                        0.60%          --           0.60%             1.20%          0.07%       1.13%
ING VP Balanced Portfolio, Inc. (Class S)         0.50%        0.25%          0.10%             0.85%            --        0.85%
   (13)(14)
ING VP Bond Portfolio (Class S) (13)              0.40%        0.25%          0.10%             0.75%            --        0.75%
ING VP Growth and Income Portfolio (Class S)
   (13)(14)                                       0.50%        0.25%          0.10%             0.85%            --        0.85%
ING VP Growth Portfolio (Class S) (13)(15)        0.60%        0.25%          0.11%             0.96%            --        0.96%
ING VP Index Plus LargeCap Portfolio
   (Class S) (13)(15)                             0.35%        0.25%          0.08%             0.68%            --        0.68%
ING VP Index Plus MidCap Portfolio
   (Class S) (13)(15)                             0.40%        0.25%          0.10%             0.75%            --        0.75%
ING VP Index Plus SmallCap Portfolio
   (Class S) (13)(15)                             0.40%        0.25%          0.15%             0.80%            --        0.80%
ING VP International Equity Portfolio
   (Class S) (13)(15)                             0.85%        0.25%          0.53%             1.63%            --        1.63%
ING VP International Value Portfolio
   (Class S)(16)(17)(18)                          1.00%        0.25%          0.45%             1.70%            --        1.70%
ING VP MidCap Opportunities Portfolio
   (Class S) ) (16)(17)(18)                       0.75%        0.25%          0.45%             1.45%          0.35%       1.10%
ING VP Small Company Portfolio
   (Class S) (13)(15)                             0.75%        0.25%          0.10%             1.10%            --        1.10%
ING VP SmallCap Opportunities Portfolio
   (Class S) (16)(17)(18)                         0.75%        0.25%          0.32%             1.32%            --        1.32%
ING VP Value Opportunity Portfolio
   (Class S)(13)(15)                              0.60%        0.25%          0.10%             0.95%            --        0.95%
Janus Aspen Balanced Portfolio
   (Service Shares)                               0.65%        0.25%          0.02%             0.92%            --        0.92%
Janus Aspen Flexible Income Portfolio
   (Service Shares)                               0.60%        0.25%          0.04%             0.89%            --        0.89%
Janus Aspen Growth Portfolio (Service Shares)     0.65%        0.25%          0.02%             0.92%            --        0.92%

                                                                                                                         NET FUND
                                                           DISTRIBUTION                                                   ANNUAL
                                                              AND/OR                     TOTAL FUND ANNUAL    TOTAL      EXPENSES
                                               INVESTMENT    SERVICE                     EXPENSES WITHOUT    WAIVERS       AFTER
                                                ADVISORY     (12B-1)                         WAIVERS OR         OR      WAIVERS OR
FUND NAME                                         FEES         FEE       OTHER EXPENSES      REDUCTIONS     REDUCTIONS  REDUCTIONS
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
   (Service Shares)                               0.65%        0.25%          0.06%             0.96%            --        0.96%
Oppenheimer Global Securities Fund/VA
   (Service Shares)                               0.63%        0.25%          0.05%             0.93%            --        0.93%
Oppenheimer Strategic Bond Fund/VA
   (Service Shares)                               0.72%        0.25%          0.05%             1.02%            --        1.02%
Pioneer Equity Income VCT Portfolio (Class II)    0.65%        0.25%          0.12%             1.02%            --        1.02%
Pioneer Fund VCT Portfolio (Class II)             0.65%        0.25%          0.10%             1.00%            --        1.00%
Pioneer Mid Cap Value VCT Portfolio (Class II)    0.65%        0.25%          0.10%             1.00%            --        1.00%



FOOTNOTES TO THE "FUND EXPENSE TABLE"
(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.
(2) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.
(3) Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(4) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small Cap Value, the Baron Small Cap Growth, and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.65% for American Century Small Cap Value, 1.50% for Baron Small Cap Growth and 1.20% for Van Kampen Comstock.
(5) Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See Appendix G in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings. (6) The table above shows the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. Expenses during the Offering Period are: 0.25% Management (Advisory) Fees; 0.25% 12b-1 Fee; 0.15% Other Expenses; and 0.65% Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses. Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.
(7) ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Series is shown as Net Annual Fund Operating Expenses in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(8) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Other Expenses shown in the table above includes a Shareholder Service Fee of 0.25%.
(9) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(10) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the Total Annual Fund Operating Expenses for the year ended December 31, 2003, would have been 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.
(11) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the Total Annual Fund Operating Expenses for the year ended

     December 31, 2003 would have been 0.89% for ING MFS Total Return Portfolio. This arrangement may be discontinued at any time.
(12) Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.
(13) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(14) Because Class S shares are new for this Portfolio, Other Expenses is the amount of Other Expenses incurred by Class I shareholders for the year ended December 31, 2003.
(15) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.23% for ING VP International Equity Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(16) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(17) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Other Expenses for Class S shares of ING VP International Value Portfolio are based on Class I expenses of the Portfolio. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(18) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio except ING VP MidCap Opportunities the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.50% for ING VP International Value Portfolio and 0.22% for ING VP SmallCap Opportunities Portfolio. For ING VP MidCap Opportunities Portfolio the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of Option Package II. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.092% of assets. If you elect different options, your expenses may be lower. Note that if some or all of the amounts held under the Contract are transfer amounts or otherwise not subject to surrender charge, the actual surrender charge will be lower than that represented in the example. Note that surrender charges may apply if you choose to annuitize your Contract within the first contract year and, under certain circumstances, within the first 3 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

               1) If you surrender your contract at the end of the applicable time period:



                             1 YEAR               3 YEARS              5 YEARS              10 YEARS
                             $  457               $   851              $ 1,451              $  3,072



               2)  If you annuitize at the end of the applicable time period:



                             1 YEAR               3 YEARS              5 YEARS              10 YEARS
                             $  457               $   851              $ 1,451              $  3,072



               3)  If you do NOT surrender your contract:



                             1 YEAR               3 YEARS              5 YEARS              10 YEARS
                             $  277               $   851              $ 1,451              $  3,072


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

CONDENSED  FINANCIAL  INFORMATION

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.


Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.


THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.


Except for the ING Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio (or when the portfolio was first made available through the Separate Account) and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the ING Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the ING Liquid Assets Portfolio subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE ING LIQUID ASSETS PORTFOLIO SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.


We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


FINANCIAL STATEMENTS
The following statements for ING USA Annuity and Life Insurance Company Separate Account B (formerly Golden American Separate Account B) are included in the Statement of Additional Information: the statement of assets and liabilities as of December 31, 2003, along with the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years then ended.

The following consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company Separate Account B (formerly Golden American Separate Account B) are included in the Statement of Additional Information: the consolidated balance sheets for the years ended December 31, 2003 and 2002, along with the consolidated income statements, statements of changes in shareholder's equity, and the statements of cash flows for the three years ended December 31, 2003. The financial statements of Golden American presented have not been restated for the effects of Golden's merger in 2004 with United Life and Annuity Insurance Company, USG Annuity and Life Insurance Company and Equitable of Iowa Life Insurance Company.

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for ING USA, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.


Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

THE TRUSTS AND FUNDS


YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 1-800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


If, due to differences in tax treatment or other considerations, the interests of the contract owners of various contracts participating in the Trusts or Funds conflict, we, the Board of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. CORE PORTFOLIO
  (FORMERLY KNOWN AS ING GET FUND)
An ING GET U.S. Core Portfolio ("GET Fund") series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix F for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value, and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.


Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

RESTRICTED FUNDS
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

SPECIAL  FUNDS
We use the term Special Funds in the discussion of the death benefit options. Currently, no subaccounts have been designated as Special Funds. The Company may, at any time, designate new and/or existing subaccounts as a Special Fund with 30 days notice with respect to new premiums added or transfers to such subaccounts. Such subaccounts will include those that, due to their volatility, are excluded from the death benefit guarantees that may otherwise be provided. Designation of a subaccount as a Special Fund may vary by benefit. For example, a subaccount may be designated a Special Fund for purposes of calculating one death benefit and not another.

CHARGES  AND  FEES
We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets Portfolio subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.


CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

SURRENDER CHARGE. Internal transfers when the prior contract or arrangement either imposed a front end load or had no applicable surrender charge: There is no surrender charge under this Contract on amounts transferred or rolled over from a prior contract as an internal transfer when the prior contract imposed a front end load, there was no applicable surrender charge under the prior contract, or if the prior contract would not have assessed a surrender charge if the money had been transferred to a contract issued by a non-affiliated company.

Transfers from external sources, internal transfers when the prior contract had an applicable surrender charge and/or additional premium payments not part of an internal transfer: We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount for a contract year is the greater of: 1) 10% of contract value, based on the contract value on the date of withdrawal, less any prior withdrawals in that contract year; or 2) your required minimum distribution ("RMD") attributable to amounts held under your contract.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn. The surrender charge is based on the total amount withdrawn including the amount deducted for the surrender charge. It is deducted from the contract value remaining after you have received the amount requested for withdrawal. The surrender charge is not based on or deducted from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. For internal transfers, the amount subject to surrender charge is the lesser of premium payments paid under the prior contract or the initial contract value.

            COMPLETE YEARS ELAPSED
                SINCE PREMIUM PAYMENT*               0       1       2       3+
            SURRENDER CHARGE                         3%      2%      1%      0%

            * For amounts transferred or rolled over into this Contract as an internal transfer, the "Complete Years Elapsed" are calculated from the date of the first premium payment made under the prior contract or, if earlier, the effective date of the prior contract.

WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is the greater of: 1) 10% of contract value, based on the contract value on the date of the withdrawal; and 2) your RMD attributable to amounts held under the Contract. The Free Withdrawal Amount does not include your RMD for the tax year containing the contract date of this Contract.

SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distributions under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law. Although we treat premium payments as being withdrawn before earnings for purposes of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the income phase start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the income phase start date.

ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions we established. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is deducted on each business day based on the assets you have in each subaccount. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

                        OPTION PACKAGE I                           OPTION PACKAGE II
               --------------------------------------------------------------------------------
                                     ANNUAL CHARGE                             ANNUAL CHARGE
                                  EXPRESSED AS DAILY                         EXPRESSED AS DAILY
               ANNUAL CHARGE             RATE             ANNUAL CHARGE             RATE
               --------------------------------------------------------------------------------
                   0.60%               0.001649%              0.80%              0.002201%

ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% from your assets in each subaccount. This charge is deducted daily from your assets in each subaccount.

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge, on an annual basis, is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "The Trust and Funds-ING GET U.S. Core Portfolio."


TRUST AND FUND EXPENSES
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Additionally, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. See "Fees and Expenses -- Trust or Fund Expenses."


THE ANNUITY CONTRACT
The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through

Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Option II will be based on the age of the annuitant at the time you purchase the Contract.

INCOME PHASE START DATE
The income phase start date is the date you start receiving income phase payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the income phase start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase start date.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining income phase payments. The annuitant's age determines when the income phase must begin and the amount of the income phase payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the income phase benefits of the Contract if the annuitant is living on the income phase start date. If the annuitant dies before the income phase start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

When the annuitant dies before the income phase start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the income phase start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase start date. We pay death benefits to the primary beneficiary.

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for change of beneficiary must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum initial payment to purchase the Contract is $5,000. Currently, this payment may be made either by funds from qualified or non-qualified external sources ("external sources") or by a transfer or rollover from an existing contract or arrangement (the "prior contract") issued by us or one of our affiliates ("internal transfer"). The internal transfer must be from one or more of the following sources:

     -    a traditional IRA under Code section 408(b);
     -    an individual retirement account under Code section 408(a) or 403(a);
     -    a tax-deferred annuity under Code section 403(b);
     - a qualified pension or profit sharing plan under Code section 401(a) or 401(k);
     -    certain retirement arrangements that qualify under Code section
          457(b); or
     -    a custodial account under Code section 403(b)(7).

The Contract may not be available for purchase through all of these sources at all times. There are two option packages available under the Contract. The maximum age at which you may purchase the Contract is 85 for Option Package I and 80 for Option Package II. You select an option package at the time of application. Each option package is unique.

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract may currently be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), as a traditional Individual Retirement Annuity ("IRA") under Section 408(b) of the Code, as a Roth IRA under
Section 408A of the Code or as a tax-deferred annuity under Code section 403(b). The Contract is not currently available as a Simplified Employer Pension (SEP) Plan under 408(k) or as a Simple IRA under Section 408(P).

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost.

See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING OPTION II AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment designated for a subaccount of Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the ING Liquid Assets Portfolio subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets Portfolio subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the Fixed Account II prospectus for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the income phase start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets Portfolio subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust of Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Except under certain qualified contracts, at any time during the accumulation phase and before the death of the contract owner, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is equal to or less than the greater of: 1) 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year; or 2) your RMD attributable to amounts held under the Contract. The Free Withdrawal Amount does not include your RMD for the tax year containing the contract date of this Contract.


You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.


We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the ING Liquid Assets Portfolio subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

We offer the following three withdrawal options. Other than surrender charges and market value adjustment, if applicable, there is no additional charge for these features.

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value adjustment.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                                MAXIMUM PERCENTAGE
                     FREQUENCY                  OF CONTRACT VALUE
                     ---------------------------------------------
                     Monthly                           0.833%
                     Quarterly                         2.50%
                     Annually                         10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a traditional IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TRANSFERS  AMONG  YOUR  INVESTMENTS

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the income phase start date. Transfers to a GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of regular trading on the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:
- Increased trading and transaction costs;
- Forced and unplanned portfolio turnover;
- Lost opportunity costs; and
- Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

ACCORDINGLY, INDIVIDUALS OR ORGANIZATIONS THAT USE MARKET-TIMING INVESTMENT STRATEGIES OR MAKE FREQUENT TRANSFERS SHOULD NOT PURCHASE OR PARTICIPATE IN THE CONTRACTS.

We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
- Exceeds our then-current monitoring standard for excessive trading;

- Is identified as problematic by an underlying fund;
- Is determined, in our sole discretion, to be not in the best interests of other contract owners; or
- Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders and fund investors, fund management considerations and state or federal regulatory developments.

We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions may include:
- Not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
- Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

The Company does not allow waivers to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.


DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) ING Liquid Assets Portfolio subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. This subaccount or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12 transfer limit on free transfers. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the ING Liquid Assets Portfolio subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA

Fixed Interest Allocation and there is money remaining in the DCA Fixed
Interest Allocation, we will transfer the remaining money to the ING Liquid Assets Portfolio subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

     - Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

     - Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.

     - Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such changes will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers. There is no additional charge for this feature. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH  BENEFIT  CHOICES

DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the contract owner or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the income phase payment options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.


If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest paid on this account may be less than interest paid on other settlement options. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."


You may select one of the option packages described below which will determine the death benefit payable. Option Package I is available only if the contract owner and the annuitant are not more than 85 years old at the time of purchase. Option Packages II is available only if the contract owner and annuitant are not more than 80 years old at the time of purchase. A change in ownership of the Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

                                     OPTION PACKAGE I             OPTION PACKAGE II
               -------------------------------------------------------------------------------
               DEATH BENEFIT         The greater of:                The greatest of:
               ON DEATH OF THE       (1) the Standard Death       (1)   the Standard Death
               OWNER:                    Benefit; or                    Benefit; or
                                     (2) the contract value.      (2)   the contract value; or
                                                                  (3)   the Annual Ratchet
                                                                          death benefit.

Currently, no investment portfolios are designated as "Special Funds."

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefits described below. You do not elect the Base Death Benefit. The BASE DEATH BENEFIT is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of the Base Death Benefit and the SUM of 1) and 2):

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The STANDARD MINIMUM GUARANTEED DEATH BENEFIT equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments, and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The ANNUAL RATCHET MINIMUM GUARANTEED DEATH BENEFIT equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium, allocated after issue to Special and Non-Special Funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed

Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

Note:  The enhanced death benefits may not be available in all states.

TRANSFERS BETWEEN OPTION PACKAGES. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted after you attain age 80.

If you transfer from Option I to Option II, the minimum guaranteed death benefit for Special and Non-Special Funds will equal the contract value for Special and Non-Special Funds, respectively, on the effective date of the transfer. A change of owner may cause an option package transfer on other than a contract anniversary.


DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the income phase start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.


CONTINUATION AFTER DEATH -- SPOUSE
If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse's age on the date that ownership changes. At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner, as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the contract as his or her own.

CONTINUATION AFTER DEATH -- NON SPOUSE
If the beneficiary is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See "Required Distributions upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefit will then terminate. At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. No additional premium payments may be made.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a non-spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

THE  INCOME  PHASE

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

     -    Payment start date;

     - Income phase payment option (see the income phase payment options table in this section);

     - Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

     - Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and

     - Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, for example, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, for example, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

     -    A first income phase payment of at least $50; and

     -    Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

     -    The first day of the month following the annuitant's 90th birthday; or

     - The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. Surrender charges may apply if income phase payments begin within the first five contract years. Failure to select an income phase payment option by the later of the annuitant's 90th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

Income phase payments may not extend beyond:

     (a)  The life of the annuitant;

     (b)  The joint lives of the annuitant and beneficiary;

     (c)  A guaranteed period greater than the annuitant's life expectancy; or

     (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See "Federal Tax Considerations" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED

     - If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.50% of amounts invested in the subaccounts. See "Fees and Expenses."

     - There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.15% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees and Expenses."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest paid on this account may be less than interest paid on other settlement options. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Code. Additionally, when selecting an income phase payment option, the Code requires that your expected payments will not exceed certain durations. See "FEDERAL TAX CONSIDERATIONS".

PAYMENT OPTIONS
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

     TERMS TO UNDERSTAND:
     ANNUITANT(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

     BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

     LIFETIME INCOME PHASE PAYMENT OPTIONS

     Life Income         LENGTH OF PAYMENTS: For as long as the annuitant lives.
                         It is possible that only one payment will be made if
                         the annuitant dies prior to the second payment's due
                         date.

                         DEATH BENEFIT--NONE: All payments end upon the annuitant's death.

     Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives,
     Guaranteed          with payments guaranteed for your choice of 5 to 30
     Payments*           years or as otherwise specified in the contract.

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments,
                         we will continue to pay the beneficiary the remaining
                         payments.

     Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant
     Two Lives           lives. It is possible that only one payment will be
                         made if both annuitants die before the second payment's
                         due date.

                         CONTINUING PAYMENTS: When you select this option you choose for:

                            a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                            b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                         DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.

     Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant
     Two Lives--         lives, with payments guaranteed from 5 to 30 years or
     Guaranteed          as otherwise specified in the contract.
     Payments*
                         CONTINUING PAYMENTS: 100% of the payment to continue to
                         the surviving annuitant after the first death.

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

     Life Income--Cash   LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Refund Option
     (limited            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following
     availability--fixed the annuitant's death, we will pay a lump sum payment
     payments only)      equal to the amount originally applied to the income
                         phase payment option (less any applicable premium tax)
                         and less the total amount of income payments paid.

     Life Income--Two    LENGTH OF PAYMENTS: For as long as either annuitant
     Lives--Cash Refund  lives.
     Option (limited
     availability--fixed CONTINUING PAYMENTS: 100% of the payment to continue
     payments only)      after the first death.

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option
                         (less any applicable premium tax) and less the total amount of income payments paid.

     NONLIFETIME INCOME PHASE PAYMENT OPTION

     Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30
     Guaranteed          years. In certain cases a lump-sum payment may be
     Payments*           requested at any time (see below).

                         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

     LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

     *Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

OTHER CONTRACT PROVISIONS

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any Market Value Adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. In the case of IRA's cancelled within 7 days of receipt of the Contract and in some states, we are required to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these circumstances, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets Portfolio subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.


SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.


DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.55% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.


Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in the funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.


OTHER INFORMATION

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.


INDUSTRY DEVELOPMENTS - TRADING
As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

EXPERTS
The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Code sections 403(b) ("403(b) plans") or Individual Retirement Annuities ("IRAs") under Code section 408(b) also generally defer payment of taxes on earnings until they are withdrawn, while earnings on qualified distributions from Roth IRAs under Code section 408A are generally not subject to federal income tax. Because you are considering an annuity for your 403(b) plan or IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by your 403(b) plan or IRA. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

INVESTOR CONTROL. Although earnings are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

NON-QUALIFIED CONTRACTS

TAXATION PRIOR TO DISTRIBUTION

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the requirements listed below must be satisfied (including the requirements discussed in "Investor Control" above).

DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your contract. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

TAXATION OF DISTRIBUTIONS

GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

-    Made on or after the taxpayer reaches age 59 1/2;

-    Made on or after the death of a contract owner;

-    Attributable to the taxpayer's becoming disabled; or

- Made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

TAX FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

- First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

- Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

-    Then, from any remaining "income on the contract"; and

-    Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

SECTION 403(b) TAX-SHELTERED ANNUITIES

The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under

Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract. Therefore, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

DISTRIBUTIONS - GENERAL. All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

- You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

DIRECT ROLLOVERS. For Contracts used in connection with section 403(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS. We do not currently permit loans under Section 403(b) Contracts that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Loans may be available if you purchased your contract in connection with a non-ERISA 403(b) plan. If your contract was issued in connection with a 403(b) plan and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

- Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

- Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

ASSIGNMENTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

- The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

- You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

-    Start date for distributions;

- The time period in which all amounts in your account(s) must be distributed; or

-    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

-    Over your life or the joint lives of you and your designated beneficiary;
     or

- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

The following applies to the distribution of death proceeds from IRAs under section 408(b) and 408A (See "Roth IRAs" below). Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

-    Over the life of the designated beneficiary; or

- Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

-    December 31 of the calendar year following the calendar year of your death;
     or

-    December 31 of the calendar year in which you would have attained age 70
     1/2.

ROTH IRAS - GENERAL. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

ROTH IRAS - DISTRIBUTIONS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

- Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

- Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

ASSIGNMENTS. Adverse tax consequences may result if your beneficial interest in the contract is assigned or transferred to persons other than your spouse incident to a divorce or separate maintenance decree. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

STATEMENT OF ADDITIONAL INFORMATION

     TABLE OF CONTENTS

     Introduction
     Description of ING USA Annuity and Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     IRA Partial Withdrawal Option
     Other Information
     Consolidated Financial Statements of ING USA Annuity and Life Insurance
          Company (formerly Golden American Life Insurance Company) Financial Statements of Separate Account B

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS OR THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING USA ANNUITY AND LIFE INSURANCE COMPANY, FREE OF CHARGE. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

PLEASE SEND ME:

          / / A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B

          / / A FREE COPY OF THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

Please Print or Type:

                    -------------------------------------
                    NAME

                    -------------------------------------
                    SOCIAL SECURITY NUMBER

                    -------------------------------------
                    STREET ADDRESS

                    -------------------------------------
                    CITY, STATE, ZIP

APPENDIX  A

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.



                                                         2003           2002
                                                     ---------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 0.75 %

     AIM VI CAPITAL APPRECIATION
         AUV at Beginning of Period                  $       7.40   $       9.88 (1)
         AUV at End of Period                        $       9.49   $       7.40
         Number of Accumulation Units
           Outstanding at End of Period                     6,076          3,701

     AIM VI CORE EQUITY
         AUV at Beginning of Period                  $       8.26   $       9.88 (1)
         AUV at End of Period                        $      10.17   $       8.26
         Number of Accumulation Units
           Outstanding at End of Period                    16,052          4,961

     AIM VI PREMIER EQUITY
         AUV at Beginning of Period                  $       6.84   $       9.90 (1)
         AUV at End of Period                        $       8.47   $       6.84
         Number of Accumulation Units
           Outstanding at End of Period                     7,417          6,113

     FIDELITY VIP CONTRAFUND
         AUV at Beginning of Period                  $       8.73   $       9.74 (1)
         AUV at End of Period                        $      11.11   $       8.73
         Number of Accumulation Units
           Outstanding at End of Period                   234,386         18,395

     FIDELITY VIP EQUITY-INCOME
         AUV at Beginning of Period                  $       7.91   $       9.62 (1)
         AUV at End of Period                        $      10.21   $       7.91
         Number of Accumulation Units
            Outstanding at End of Period                  321,037         21,034

     FIDELITY VIP GROWTH
         AUV at Beginning of Period                  $       6.43   $       9.30 (1)
         AUV at End of Period                        $       8.46   $       6.43
         Number of Accumulation Units
           Outstanding at End of Period                   232,091         30,533

     FIDELITY VIP OVERSEAS
         AUV at Beginning of Period                  $       7.89   $       9.99 (1)
         AUV at End of Period                        $      11.20   $       7.89
         Number of Accumulation Units
           Outstanding at End of Period                     6,204          1,171

     FRANKLIN SMALL CAP VALUE
         AUV at Beginning of Period                  $       8.99   $       9.98 (1)
         AUV at End of Period                        $      11.79   $       8.99
         Number of Accumulation Units
           Outstanding at End of Period                    11,105          1,802


                                       A1

                                                         2003           2002
                                                     ---------------------------
     ING ALGER AGGRESSIVE GROWTH
         AUV at Beginning of Period                  $       6.86   $       9.90 (1)
         AUV at End of Period                        $       9.85   $       6.86
         Number of Accumulation Units
           Outstanding at End of Period                    32,473             --

     ING ALGER GROWTH
         AUV at Beginning of Period                  $       6.56   $       9.88 (1)
         AUV at End of Period                        $       8.74   $       6.56
         Number of Accumulation Units
           Outstanding at End of Period                    12,633          5,956

     ING AMERICAN CENTURY SMALLCAP VALUE
         AUV at Beginning of Period                  $       8.11   $      10.00 (2)
         AUV at End of Period                        $      10.91   $       8.11
         Number of Accumulation Units
           Outstanding at End of Period                    11,451             --

     ING BARON SMALL CAP GROWTH
         AUV at Beginning of Period                  $       8.72   $      10.00 (2)
         AUV at End of Period                        $      11.54   $       8.72
         Number of Accumulation Units
           Outstanding at End of Period                    53,076             --

     ING GET FUND -- SERIES U
         AUV at Beginning of Period                  $      10.00     $10.00 (1)
         AUV at End of Period                        $      10.62   $      10.00
         Number of Accumulation Units                                     46,529
           Outstanding at End of Period                   262,178

     ING GET FUND -- SERIES V
         AUV at Beginning of Period                  $      10.00 (3)
         AUV at End of Period                        $       9.78
         Number of Accumulation Units
           Outstanding at End of Period                   626,953


     ING GET U.S. CORE PORTFOLIO - SERIES 1
         AUV at Beginning of Period                  $      10.00 (3)
         AUV at End of Period                        $      10.29
         Number of Accumulation Units
           Outstanding at End of Period                   433,745

     ING GET U.S. CORE PORTFOLIO - SERIES 2
         AUV at Beginning of Period                  $      10.00 (4)
         AUV at End of Period                        $      10.05
         Number of Accumulation Units
           Outstanding at End of Period                    73,612

     ING GOLDMAN SACHS CAPITAL GROWTH
         AUV at Beginning of Period                            --   $       9.88 (1)
         AUV at End of Period                                  --   $       7.37
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING JP MORGAN FLEMING INTERNATIONAL
         AUV at Beginning of Period                  $       8.14   $      10.04 (1)
         AUV at End of Period                        $      10.46   $       8.14
         Number of Accumulation Units
           Outstanding at End of Period                    21,669            534

     ING JP MORGAN MIDCAP VALUE
         AUV at Beginning of Period                  $       9.20   $      10.00 (2)
         AUV at End of Period                        $      11.88   $       9.20
         Number of Accumulation Units
           Outstanding at End of Period                    13,543             --

     ING LIQUID ASSETS
         AUV at Beginning of Period                  $      17.34   $      17.22 (1)
         AUV at End of Period                        $      17.34   $      17.34
         Number of Accumulation Units


                                       A2

                                                         2003           2002
                                                     ---------------------------
           Outstanding at End of Period                    23,815         25,089

     ING MFS CAPITAL OPPORTUNITIES
         AUV at Beginning of Period                  $       6.85   $       9.91 (1)
         AUV at End of Period                        $       8.69   $       6.85
         Number of Accumulation Units
           Outstanding at End of Period                    35,846         10,569

     ING MFS GLOBAL GROWTH
         AUV at Beginning of Period                  $       8.35   $      10.00 (2)
         AUV at End of Period                        $      10.92   $       8.35
         Number of Accumulation Units
           Outstanding at End of Period                     3,128            223

     ING UBS U.S. LARGE CAP EQUITY
         AUV at Beginning of Period                  $       7.35   $       9.91 (1)
         AUV at End of Period                        $       9.08   $       7.35
         Number of Accumulation Units
           Outstanding at End of Period                     7,245             --

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                  $      20.30   $       21.55 (1)
         AUV at End of Period                        $      23.52   $      20.30
         Number of Accumulation Units
           Outstanding at End of Period                    66,352         24,145

     ING OPCAP BALANCED VALUE
         AUV at Beginning of Period                  $       7.80   $       9.97 (1)
         AUV at End of Period                        $      10.08   $       7.80
         Number of Accumulation Units
           Outstanding at End of Period                    36,432         16,208

     ING PIMCO CORE BOND
         AUV at Beginning of Period                  $      13.41   $      12.43 (1)
         AUV at End of Period                        $      13.94   $      13.41
         Number of Accumulation Units
           Outstanding at End of Period                    22,526         11,209

     ING PIMCO TOTAL RETURN
         AUV at Beginning of Period                  $      10.75   $      10.00 (2)
         AUV at End of Period                        $      11.11   $      10.75
         Number of Accumulation Units
           Outstanding at End of Period                   131,991         55,182

     ING SALOMON BROTHERS FUNDAMENTAL
         AUV at Beginning of Period                  $       7.41   $       9.99 (1)
         AUV at End of Period                        $      10.35   $       7.41
         Number of Accumulation Units
           Outstanding at End of Period                    44,075          1,232

     ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period                  $       7.61   $       9.94 (1)
         AUV at End of Period                        $       9.92   $       7.61
         Number of Accumulation Units
           Outstanding at End of Period                    32,122            487

     ING T. ROWE PRICE GROWTH EQUITY
         AUV at Beginning of Period                  $       7.52   $       9.91 (1)
         AUV at End of Period                        $       9.75   $       7.52
         Number of Accumulation Units
           Outstanding at End of Period                   173,019         18,694

     ING UBS U.S. ALLOCATION
         AUV at Beginning of Period                  $       7.54   $       9.88 (1)
         AUV at End of Period                        $       9.50   $       7.54
         Number of Accumulation Units
           Outstanding at End of Period                     7,594            297

     ING VAN KAMPEN COMSTOCK
         AUV at Beginning of Period                  $       8.34   $      10.00 (2)


                                       A3

                                                         2003           2002
                                                     ---------------------------
         AUV at End of Period                        $      10.73   $       8.34
         Number of Accumulation Units
           Outstanding at End of Period                    89,527          4,738

     ING VP BALANCED PORTFOLIO
         AUV at Beginning of Period                  $      10.00 (4)
         AUV at End of Period                        $      11.34
         Number of Accumulation Units
           Outstanding at End of Period                    71,914

     ING VP BOND PORTFOLIO
         AUV at Beginning of Period                  $      10.00 (4)
         AUV at End of Period                        $      11.25
         Number of Accumulation Units
           Outstanding at End of Period                   113,933

     ING VP GROWTH AND INCOME PORTFOLIO
         AUV at Beginning of Period                  $      10.00 (4)
         AUV at End of Period                        $      12.14
         Number of Accumulation Units
           Outstanding at End of Period                   124,019

     ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period                  $       5.32   $       7.83 (1)
         AUV at End of Period                        $       6.99   $       5.32
         Number of Accumulation Units
           Outstanding at End of Period                     5,354          2,754

     ING VP GROWTH
         AUV at Beginning of Period                  $       6.94   $       9.87 (1)
         AUV at End of Period                        $       8.96   $       6.94
         Number of Accumulation Units
           Outstanding at End of Period                    23,795          6,569

     ING VP INDEX PLUS LARGECAP
         AUV at Beginning of Period                  $       7.31   $       9.41 (1)
         AUV at End of Period                        $       9.13   $       7.31
         Number of Accumulation Units
           Outstanding at End of Period                   714,143         71,090

     ING VP INDEX PLUS MIDCAP
         AUV at Beginning of Period                  $       8.64   $       9.92 (1)
         AUV at End of Period                        $      11.32   $       8.64
         Number of Accumulation Units
           Outstanding at End of Period                   258,278         22,538

     ING VP INDEX PLUS SMALLCAP
         AUV at Beginning of Period                  $       8.70   $      10.12 (1)
         AUV at End of Period                        $      11.73   $       8.70
         Number of Accumulation Units
           Outstanding at End of Period                   128,985         18,192

     ING VP INTERNATIONAL EQUITY
         AUV at Beginning of Period                  $       7.29   $      10.04 (1)
         AUV at End of Period                        $       9.52   $       7.29
         Number of Accumulation Units
           Outstanding at End of Period                     8,858             --

     ING VP INTERNATIONAL VALUE
         AUV at Beginning of Period                  $       8.47   $      10.01 (1)
         AUV at End of Period                        $      10.91   $       8.47
         Number of Accumulation Units
           Outstanding at End of Period                    38,096          4,649

     ING VP MIDCAP OPPORTUNITIES
         AUV at Beginning of Period                  $       7.24   $       9.85 (1)
         AUV at End of Period                        $       9.82   $       7.24
         Number of Accumulation Units
           Outstanding at End of Period                    28,402          1,700


                                       A4

                                                         2003           2002
                                                     ---------------------------
     ING VP SMALL COMPANY
         AUV at Beginning of Period                  $       7.56   $       9.95 (1)
         AUV at End of Period                        $      10.33   $       7.56
         Number of Accumulation Units
           Outstanding at End of Period                    52,291         16,504

     ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period                  $       4.67   $       8.37 (1)
         AUV at End of Period                        $       6.42   $       4.67
         Number of Accumulation Units
           Outstanding at End of Period                    19,261          3,071

     ING VP VALUE OPPORTUNITY
         AUV at Beginning of Period                  $       6.63   $       9.05 (1)
         AUV at End of Period                        $       8.18   $       6.63
         Number of Accumulation Units
           Outstanding at End of Period                    29,877          8,767

     JANUS ASPEN BALANCED
         AUV at Beginning of Period                  $       9.25   $       9.98 (1)
         AUV at End of Period                        $      10.44   $       9.25
         Number of Accumulation Units
           Outstanding at End of Period                   383,284         47,038

     JANUS ASPEN FLEXIBLE INCOME
         AUV at Beginning of Period                  $      10.99   $      10.05 (1)
         AUV at End of Period                        $      11.58   $      10.99
         Number of Accumulation Units
           Outstanding at End of Period                   131,138         19,824

     JANUS ASPEN GROWTH
         AUV at Beginning of Period                  $       7.19   $       9.88 (1)
         AUV at End of Period                        $       9.38   $       7.19
         Number of Accumulation Units
           Outstanding at End of Period                    84,420         26,691

     JANUS ASPEN WORLDWIDE GROWTH
         AUV at Beginning of Period                  $       6.93   $       9.40 (1)
         AUV at End of Period                        $       8.50   $       6.93
         Number of Accumulation Units
           Outstanding at End of Period                   270,864         31,948

     OPPENHEIMER GLOBAL SECURITIES
         AUV at Beginning of Period                  $       7.67   $       9.95 (1)
         AUV at End of Period                        $      10.87   $       7.67
         Number of Accumulation Units
           Outstanding at End of Period                   154,288         23,287

     OPPENHEIMER STRATEGIC BOND
         AUV at Beginning of Period                  $      10.67   $      10.04 (1)
         AUV at End of Period                        $      12.40   $      10.67
         Number of Accumulation Units
           Outstanding at End of Period                    24,209            832

     PIONEER EQUITY--INCOME VCT
         AUV at Beginning of Period                  $       8.28   $       9.94 (1)
         AUV at End of Period                        $      10.05   $       8.28
         Number of Accumulation Units
           Outstanding at End of Period                    55,947         15,836

     PIONEER FUND VCT
         AUV at Beginning of Period                  $       7.54   $       9.41 (1)
         AUV at End of Period                        $       9.24   $       7.54
         Number of Accumulation Units
           Outstanding at End of Period                    21,147          5,561


                                       A5

                                                         2003           2002
                                                     ---------------------------
     PIONEER MID CAP VALUE VCT
         AUV at Beginning of Period                  $       9.43   $      10.73 (1)
         AUV at End of Period                        $      12.84   $       9.43
         Number of Accumulation Units
           Outstanding at End of Period                    27,681          2,422

     FOOTNOTES
     (1)  Fund First Available during January 2002
     (2)  Fund First Available during May 2002
     (3)  Fund First Available during June 2003
     (4)  Fund First Available during September 2003

                                                         2003           2002
                                                     ---------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 0.95 %

     AIM VI CAPITAL APPRECIATION
         AUV at Beginning of Period                  $       7.38   $       9.88 (1)
         AUV at End of Period                        $       9.45   $       7.38
         Number of Accumulation Units
           Outstanding at End of Period                       695             --

     AIM VI CORE EQUITY
         AUV at Beginning of Period                            --   $       9.88 (1)
         AUV at End of Period                                  --   $       8.24
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     AIM VI PREMIER EQUITY
         AUV at Beginning of Period                  $       6.82   $       9.90 (1)
         AUV at End of Period                        $       8.43   $       6.82
         Number of Accumulation Units
            Outstanding at End of Period                    5,604          5,601

     FIDELITY VIP CONTRAFUND
         AUV at Beginning of Period                  $       8.71   $       9.73 (1)
         AUV at End of Period                        $      11.06   $       8.71
         Number of Accumulation Units
           Outstanding at End of Period                    40,201          4,124

     FIDELITY VIP EQUITY--INCOME
         AUV at Beginning of Period                  $       7.89   $       9.61 (1)
         AUV at End of Period                        $      10.16   $       7.89
         Number of Accumulation Units
           Outstanding at End of Period                     6,929          2,414

     FIDELITY VIP GROWTH
         AUV at Beginning of Period                  $       6.42   $       9.29 (1)
         AUV at End of Period                        $       8.42   $       6.42
         Number of Accumulation Units
           Outstanding at End of Period                     4,544          3,701

     FIDELITY VIP OVERSEAS
         AUV at Beginning of Period                            --   $       9.99 (1)
         AUV at End of Period                                  --   $       7.87
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     FRANKLIN SMALL CAP VALUE
         AUV at Beginning of Period                  $       8.97   $       9.98 (1)
         AUV at End of Period                        $      11.74   $       8.97
         Number of Accumulation Units
           Outstanding at End of Period                     8,955            137


                                       A6

                                                         2003           2002
                                                     ---------------------------
     ING ALGER AGGRESSIVE GROWTH
         AUV at Beginning of Period                  $       6.85   $       9.90 (1)
         AUV at End of Period                        $       9.81   $       6.85
         Number of Accumulation Units
           Outstanding at End of Period                     1,721             --

     ING ALGER GROWTH
         AUV at Beginning of Period                            --   $       9.88 (1)
         AUV at End of Period                                  --   $       6.55
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING AMERICAN CENTURY SMALLCAP VALUE
         AUV at Beginning of Period                  $       8.10   $      10.00 (2)
         AUV at End of Period                        $      10.87   $       8.10
         Number of Accumulation Units
           Outstanding at End of Period                       864            215

     ING BARON SMALL CAP GROWTH
         AUV at Beginning of Period                  $       8.70   $      10.00 (2)
         AUV at End of Period                        $      11.51   $       8.70
         Number of Accumulation Units
           Outstanding at End of Period                    12,488             --

     ING GET FUND -- SERIES U
         AUV at Beginning of Period                  $      10.00   $      10.00 (1)
         AUV at End of Period                        $      10.60   $      10.00
         Number of Accumulation Units                       6,041             --
           Outstanding at End of Period

     ING GET FUND -- SERIES V
         AUV at Beginning of Period                  $      10.00 (3)
         AUV at End of Period                        $       9.77
         Number of Accumulation Units                      19,697
           Outstanding at End of Period

     ING GET U.S. CORE PORTFOLIO --  SERIES 1
         AUV at Beginning of Period                  $      10.00 (3)
         AUV at End of Period                        $      10.28
         Number of Accumulation Units
           Outstanding at End of Period                    31,548

     ING GOLDMAN SACHS CAPITAL GROWTH
         AUV at Beginning of Period                            --   $       9.88 (1)
         AUV at End of Period                                  --   $       7.36
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING JP MORGAN FLEMING INTERNATIONAL
         AUV at Beginning of Period                  $       8.13   $      10.04 (1)
         AUV at End of Period                        $      10.42   $       8.13
         Number of Accumulation Units
           Outstanding at End of Period                       708            385

     ING JP MORGAN MIDCAP VALUE
         AUV at Beginning of Period                  $       9.19   $      10.00 (2)
         AUV at End of Period                        $      11.84   $       9.19
         Number of Accumulation Units
           Outstanding at End of Period                     1,977             --

     ING LIQUID ASSETS
         AUV at Beginning of Period                  $      16.86   $      16.78 (1)
         AUV at End of Period                        $      16.82   $      16.86
         Number of Accumulation Units
           Outstanding at End of Period                     1,754             --

     ING MFS CAPITAL OPPORTUNITIES
         AUV at Beginning of Period                            --   $       9.91 (1)
         AUV at End of Period                                  --   $       6.84
         Number of Accumulation Units
           Outstanding at End of Period                        --             --


                                       A7

                                                         2003           2002
                                                     ---------------------------
     ING MFS GLOBAL GROWTH
         AUV at Beginning of Period                  $       8.34   $      10.00 (2)
         AUV at End of Period                        $      10.89   $       8.34
         Number of Accumulation Units
           Outstanding at End of Period                     1,761             --

     ING UBS U.S. LARGE CAP EQUITY
         AUV at Beginning of Period                            --   $       9.91 (1)
         AUV at End of Period                                  --   $       7.33
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                  $      19.96   $      21.24 (1)
         AUV at End of Period                        $      23.09   $      19.96
         Number of Accumulation Units
           Outstanding at End of Period                       231            414

     ING OPCAP BALANCED VALUE
         AUV at Beginning of Period                            --   $       9.97 (1)
         AUV at End of Period                                  --   $       7.78
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING PIMCO CORE BOND
         AUV at Beginning of Period                  $      13.19   $      12.25 (1)
         AUV at End of Period                        $      13.68   $      13.19
         Number of Accumulation Units
           Outstanding at End of Period                     4,579          7,405

     ING PIMCO TOTAL RETURN
         AUV at Beginning of Period                  $      10.74   $      10.00 (2)
         AUV at End of Period                        $      11.07   $      10.74
         Number of Accumulation Units
           Outstanding at End of Period                     3,443             --

     ING SALOMON BROTHERS FUNDAMENTAL
         AUV at Beginning of Period                  $       7.40   $       9.99 (1)
         AUV at End of Period                        $      10.31   $       7.40
         Number of Accumulation Units
           Outstanding at End of Period                       124             --

     ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period                            --   $       9.94 (1)
         AUV at End of Period                                  --   $       7.60
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING T. ROWE PRICE GROWTH EQUITY
         AUV at Beginning of Period                  $       7.51   $       9.91 (1)
         AUV at End of Period                        $       9.71   $       7.51
         Number of Accumulation Units
           Outstanding at End of Period                    20,178            391

     ING UBS U.S. ALLOCATION
         AUV at Beginning of Period                            --   $       9.88 (1)
         AUV at End of Period                                  --   $       7.52
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING VAN KAMPEN COMSTOCK
         AUV at Beginning of Period                  $       8.32   $      10.00 (2)
         AUV at End of Period                        $      10.69   $       8.32
         Number of Accumulation Units
           Outstanding at End of Period                     7,937             --

     ING VP BOND PORTFOLIO
         AUV at Beginning of Period                  $      10.00 (4)
         AUV at End of Period                        $      11.21


                                       A8

                                                         2003           2002
                                                     ---------------------------
         Number of Accumulation Units
           Outstanding at End of Period                     3,638

     ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period                            --   $       7.81 (1)
         AUV at End of Period                                  --   $       5.30
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING VP GROWTH
         AUV at Beginning of Period                            --   $       9.87 (1)
         AUV at End of Period                                  --   $       6.93
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING VP INDEX PLUS LARGECAP
         AUV at Beginning of Period                  $       7.28   $       9.40 (1)
         AUV at End of Period                        $       9.08   $       7.28
         Number of Accumulation Units
           Outstanding at End of Period                    31,451          2,369

     ING VP INDEX PLUS MIDCAP
         AUV at Beginning of Period                  $       8.61   $       9.91 (1)
         AUV at End of Period                        $      11.27   $       8.61
         Number of Accumulation Units
           Outstanding at End of Period                    32,539          5,073

     ING VP INDEX PLUS SMALLCAP
         AUV at Beginning of Period                  $       8.68   $      10.11 (1)
         AUV at End of Period                        $      11.67   $       8.68
         Number of Accumulation Units
           Outstanding at End of Period                     3,911          1,382

     ING VP INTERNATIONAL EQUITY
         AUV at Beginning of Period                            --   $      10.04 (1)
         AUV at End of Period                                  --   $       7.27
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING VP INTERNATIONAL VALUE
         AUV at Beginning of Period                  $       8.45   $      10.01 (1)
         AUV at End of Period                        $      10.86   $       8.45
         Number of Accumulation Units
           Outstanding at End of Period                     1,154            289

     ING VP MIDCAP OPPORTUNITIES
         AUV at Beginning of Period                            --   $       9.85 (1)
         AUV at End of Period                                  --   $       7.22
         Number of Accumulationv Units
           Outstanding at End of Period                        --             --

     ING VP SMALL COMPANY
         AUV at Beginning of Period                  $       7.54   $       9.95 (1)
         AUV at End of Period                        $      10.29   $       7.54
         Number of Accumulation Units
           Outstanding at End of Period                     4,207          4,208

     ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period                            --   $       8.36 (1)
         AUV at End of Period                                  --   $       4.66
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     ING VP VALUE OPPORTUNITY
         AUV at Beginning of Period                  $       6.62   $       9.04 (1)
         AUV at End of Period                        $       8.14   $       6.62
         Number of Accumulation Units
           Outstanding at End of Period                       158             --


                                       A9

                                                         2003           2002
                                                     ---------------------------
     JANUS ASPEN BALANCED
         AUV at Beginning of Period                  $       9.23   $       9.98 (1)
         AUV at End of Period                        $      10.39   $       9.23
         Number of Accumulation Units
           Outstanding at End of Period                    22,470          6,042

     JANUS ASPEN FLEXIBLE INCOME
         AUV at Beginning of Period                  $      10.97   $      10.05 (1)
         AUV at End of Period                        $      11.54   $      10.97
         Number of Accumulation Units
           Outstanding at End of Period                     2,380          5,940

     JANUS ASPEN GROWTH
         AUV at Beginning of Period                            --   $       9.88 (1)
         AUV at End of Period                                  --   $       7.17
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     JANUS ASPEN WORLDWIDE GROWTH
         AUV at Beginning of Period                  $       6.91   $       9.39 (1)
         AUV at End of Period                        $       8.46   $       6.91
         Number of Accumulation Units
           Outstanding at End of Period                     7,654            581

     OPPENHEIMER GLOBAL SECURITIES
         AUV at Beginning of Period                  $       7.65   $       9.95 (1)
         AUV at End of Period                        $      10.83   $       7.65
         Number of Accumulation Units
           Outstanding at End of Period                    26,374          2,448

     OPPENHEIMER STRATEGIC BOND
         AUV at Beginning of Period                  $      10.65   $      10.04 (1)
         AUV at End of Period                        $      12.35   $      10.65
         Number of Accumulation Units
           Outstanding at End of Period                     4,772            696

     PIONEER EQUITY--INCOME VCT
         AUV at Beginning of Period                  $       8.27   $       9.94 (1)
         AUV at End of Period                        $      10.01   $       8.27
         Number of Accumulation Units
           Outstanding at End of Period                    27,693          5,737

     PIONEER FUND VCT
         AUV at Beginning of Period                            --   $       9.41 (1)
         AUV at End of Period                                  --   $       7.52
         Number of Accumulation Units
           Outstanding at End of Period                        --             --

     PIONEER MID CAP VALUE VCT
         AUV at Beginning of Period                  $       9.41   $      10.72 (1)
         AUV at End of Period                        $      12.78   $       9.41
         Number of Accumulation Units
           Outstanding at End of Period                     1,728            370



     FOOTNOTES
     (1)  Fund First Available during January 2002
     (2)  Fund First Available during May 2002
     (3)  Fund First Available during June 2003
     (4)  Fund First Available during September 2003


                                      A10

APPENDIX  B

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.



       LIST OF FUND NAME CHANGES
       FORMER FUND NAME                              CURRENT FUND NAME
      -------------------------------------------------------------------------------------------
       ING MFS Research Equity Portfolio             ING UBS U.S. Large Cap Equity Portfolio
       ING UBS Tactical Allocation Portfolio         ING UBS U.S. Allocation Portfolio



FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST

ING LIQUID ASSETS PORTFOLIO (Service Class)                    Seeks high level of current income consistent with the
                                                               preservation of capital and liquidity. Strives to
    INVESTMENT ADVISER:  Directed Services, Inc.               maintain a stable $1 per share net asset value and its
                                                               investment strategy focuses on safety of principal,
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.  liquidity and yield, in order of importance, to achieve
    (ING Aeltus)                                               this goal.

ING MFS TOTAL RETURN PORTFOLIO (Service Class)                 Seeks above-average income (compared to a portfolio
                                                               entirely invested in equity securities) consistent with
    INVESTMENT ADVISER:  Directed Services, Inc.               the prudent employment of capital. Secondarily seeks
                                                               reasonable opportunity for growth of capital and income.
    INVESTMENT SUBADVISER: Massachusetts Financial Services    Invests in a combination of equity and fixed income
    Company                                                    securities.

ING PIMCO CORE BOND PORTFOLIO (Service Class)                  Seeks maximum total return, consistent with preservation
                                                               of capital and prudent investment management. Invests,
    INVESTMENT ADVISER:  Directed Services, Inc.               under normal circumstances, at least 80% of its net
                                                               assets (plus borrowings for investment purposes) in a
    INVESTMENT SUBADVISER: Pacific Investment Management       diversified portfolio of fixed income instruments of
    Company LLC                                                varying maturities.


                                       B1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST

ING GET U.S. CORE PORTFOLIO                                    Seeks to achieve maximum total return and minimal
                                                               exposure of the Series' assets to a market value loss by
    INVESTMENT ADVISER: Aeltus Investment Management, Inc.     participating, to the extent possible, in favorable
                                                               equity market performance during the guarantee period.
                                                               The Series will not implement an "investment strategy" in
                                                               any conventional sense. Rather, the Series' asset
                                                               allocation strategy seeks to optimize the exposure of the
                                                               Series to the Equity Component while protecting Series'
                                                               assets. Assets allocated to the Equity Component may be
                                                               reduced or eliminated in order to conserve assets at a
                                                               level equal to or above the present value of the
                                                               Guarantee.

ING PARTNERS, INC.

ING ALGER AGGRESSIVE GROWTH PORTFOLIO                          Seeks long-term capital appreciation. Invests primarily
    (Service Class)                                            (at least 65% of total assets) in the equity securities
                                                               of companies having a market capitalization within the
    INVESTMENT ADVISER: ING Life Insurance and Annuity         range of companies in the Russell MidCap Growth Index or
      Company                                                  the S&P Mid Cap 400 Index.
    INVESTMENT SUBADVISER: Fred Alger Management, Inc.

ING ALGER GROWTH PORTFOLIO (Service Class)                     Seeks long-term capital appreciation. Invests primarily
                                                               (at least 65% of total assets) in the equity securities
    INVESTMENT ADVISER: ING Life Insurance and Annuity         of large companies having a market capitalization of $10
      Company                                                  billion or greater.

    INVESTMENT SUBADVISER: Fred Alger Management, Inc.

ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO                 Seeks long-term growth of capital; income is a secondary
    (Service Class)                                            objective. Invests primarily (at least 80% of net assets
                                                               under normal circumstances) in U.S. equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity         small cap companies. The Portfolio's subadviser considers
      Company                                                  small cap companies to include those with a market
                                                               capitalization no larger than that of the largest company
    INVESTMENT SUBADVISER: American Century Investment         in the S&P Small Cap 600 Index or the Russell 2000 Index.
      Management, Inc.

ING BARON SMALL CAP GROWTH PORTFOLIO                           Seeks capital appreciation. Invests primarily (at least
    (Service Class)                                            80% of total assets under normal circumstances) in
                                                               securities of smaller companies with market values under
    INVESTMENT ADVISER: ING Life Insurance and Annuity         $2.5 billion as measured at the time of purchase.
      Company

    INVESTMENT SUBADVISER: BAMCO, Inc.

ING GOLDMAN SACHS(R)CAPITAL GROWTH PORTFOLIO                   Seeks long-term growth of capital. Invests, under normal
    (Service Class)                                            circumstances, at least 90% of total assets in equity
                                                               investments.
    INVESTMENT ADVISER: ING Life Insurance and Annuity
    Company
    INVESTMENT SUBADVISER: Goldman Sachs(R) Asset
      Management, L.P.

    Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (Service Class)   Seeks long-term growth of capital. Invests primarily (at
                                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity         foreign companies that the subadviser believes have high
      Company                                                  growth potential. Will normally invest in a number of
                                                               issuers in several countries other than the U.S. and will
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset           invest in securities in both developed and developing
      Management (London) Ltd.                                 markets.

ING JPMORGAN MID CAP VALUE PORTFOLIO                           Seeks growth from capital appreciation. A NONDIVERSIFIED
    (Service Class)                                            Portfolio that invests primarily (at least 80% of net
                                                               assets under normal circumstances) in a broad portfolio
    INVESTMENT ADVISER: ING Life Insurance and Annuity         of common stocks of companies with market capitalizations
      Company                                                  of $1 billion to $20 billion at the time of purchase that
                                                               the subadviser believes to be undervalued.
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management
      Inc.


                                       B2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (Service Class)        Seeks capital appreciation. Invests primarily (at least
                                                               65% of net assets) in common stocks and related
    INVESTMENT ADVISER: ING Life Insurance and Annuity         securities, such as preferred stocks, convertible
      Company                                                  securities and depositary receipts.

    INVESTMENT SUBADVISER: Massachusetts Financial Services
      Company

ING MFS GLOBAL GROWTH PORTFOLIO (Service Class)                Seeks capital appreciation. Invests primarily (at least
                                                               65% of net assets under normal circumstances) in common
    INVESTMENT ADVISER: ING Life Insurance and Annuity         stocks and related equity securities such as preferred
      Company                                                  stock, convertible securities and depositary receipts.
                                                               Invests in securities of companies worldwide growing at
    INVESTMENT SUBADVISER: Massachusetts Financial             rates expected to be well above the growth rate of the
      Services Company                                         overall U.S. economy.

ING OPCAP BALANCED VALUE PORTFOLIO (Service Class)             Seeks capital growth, and secondarily, investment income.
                                                               Under normal market conditions, invests at least 25% of
    INVESTMENT ADVISER: ING Life Insurance and Annuity         total assets in equity securities, including common
      Company                                                  stocks and preferred stocks and expects to have between
                                                               50% to 75% of total assets invested in equities. Also
    INVESTMENT SUBADVISER:OpCap Advisors LLC                   invests at least 25% of total assets in fixed-income
                                                               senior securities including bonds, debentures, notes,
                                                               participation interests in loans, convertible securities
                                                               and U.S. Government securities.

ING PIMCO TOTAL RETURN PORTFOLIO (Service Class)               Seeks maximum total return, consistent with capital
                                                               preservation and prudent investment management. Invests
    INVESTMENT ADVISER: ING Life Insurance and Annuity         under normal circumstances at least 65% of net assets
      Company                                                  plus borrowings for investment purposes in a diversified
                                                               portfolio of fixed income instruments of varying
    INVESTMENT SUBADVISER: Pacific Investment Management       maturities. Invests primarily in investment grade debt
      Company LLC                                              securities, but may invest up to 10% of its assets in
                                                               high yield securities ("junk bonds") rated B or higher by
                                                               Moody's or S&P, or, if unrated, determined by the
                                                               subadviser to be of comparable quality.

ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO (Service      Seeks capital appreciation. A NONDIVERSIFIED Portfolio
    Class)                                                     that invests primarily in common stocks and common stock
                                                               equivalents, such as preferred stocks and securities
    INVESTMENT ADVISER: ING Life Insurance and Annuity         convertible in common stocks, of companies the subadviser
      Company                                                  believes are undervalued in the marketplace. May invest
                                                               in investment grade fixed-income securities and may
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management   invest up to 20% of net assets in non-convertible debt
      Inc.                                                     securities rated below investment grade or, if unrated,
                                                               are of equivalent quality as determined by the
                                                               subadviser. May also invest up to 20% of assets in
                                                               securities of foreign issuers.

ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO (Service        Seeks long-term growth of capital, and secondarily,
    Class)                                                     current income. Invests primarily in common stocks of
                                                               established U.S. companies. To a lesser degree, invests
    INVESTMENT ADVISER:  ING Life Insurance and      Annuity   in income producing securities such as debt securities.
    Company                                                    May also invest in other equity securities, including up
                                                               to 20% of its assets in securities of foreign issuers.
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management
    Inc.

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (Service Class)      Seeks long-term capital growth, and secondarily,
                                                               increasing dividend income. Invests primarily (at least
    INVESTMENT ADVISER: ING Life Insurance and Annuity         80% of net assets under normal circumstances) in common
      Company                                                  stocks. Concentrates its investments in growth companies.
                                                               Investments in foreign securities are limited to 30% of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.      total assets.


                                       B3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. ALLOCATION PORTFOLIO (formerly ING UBS Tactical   Seeks total return, consisting of long-term capital
    Asset Allocation Portfolio) (Service Class)                appreciation and current income. Invests, under normal
                                                               circumstances, at least 80% of net assets (plus
    INVESTMENT ADVISER: ING Life Insurance and Annuity         borrowings for investment purposes, if any) in U.S.
      Company                                                  securities. Allocates assets among the major domestic
                                                               asset classes (U.S. fixed income and U.S. equities) based
    INVESTMENT SUBADVISER: UBS Global Asset Management         upon the subadviser's assessment of prevailing market
      (US) Inc.                                                conditions in the U.S. and abroad.

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (formerly ING MFS      Seeks long-term growth of capital and future income.
    Research Equity Portfolio) (Service Class)                 Under normal circumstances, invests at least 80% of net
                                                               assets (plus borrowings for investment purposes, if any)
    INVESTMENT ADVISER: ING Life Insurance and Annuity         in U.S. equity securities. Investments in equity
      Company                                                  securities may include dividend-paying securities, common
                                                               stock and preferred stock.
    INVESTMENT SUBADVISER: UBS Global Asset Management
      (Americas) Inc.

ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)              Seeks capital growth and income. Invests in a portfolio
                                                               of equity securities, including common stocks, preferred
    INVESTMENT ADVISER: ING Life Insurance and Annuity         stocks and securities convertible into common and
      Company                                                  preferred stocks.

    INVESTMENT SUBADVISER: Van Kampen

ING VP BALANCED PORTFOLIO, INC.

ING VP BALANCED PORTFOLIO, INC. (Class S)                      Seeks to maximize investment return, consistent with
                                                               reasonable safety of principal, by investing in a
    INVESTMENT ADVISER:  ING Investments, LLC                  diversified portfolio of one or more of the following
                                                               asset classes: stocks, bonds and cash equivalents, based
    INVESTMENT SUBADVISER:  Aeltus Investment                  on the judgment of the Portfolio's management, of which
      Management, Inc.                                         of those sectors or mix thereof offers the best
                                                               investment prospects. Typically maintains approximately
                                                               60% of total assets in equities and approximately 40% of
                                                               total assets in debt (including money market
                                                               instruments). The Portfolio may invest up to 15% of total
                                                               assets in high-yield instruments.

ING VP BOND PORTFOLIO

ING VP BOND PORTFOLIO (Class S)                                Seeks to maximize total return as is consistent with
                                                               reasonable risk, through investment in a diversified
    INVESTMENT ADVISER: ING Investments, LLC                   portfolio consisting of investment-grade corporate bonds,
                                                               and debt securities issued or guaranteed by the U.S.
    INVESTMENT SUBADVISER:  Aeltus Investment                  Government, its agencies or instrumentalities. Under
      Management, Inc.                                         normal market conditions, invests at least 80% of assets
                                                               in high-grade corporate bonds, mortgage-related and other
                                                               asset-backed securities, and securities issued or
                                                               guaranteed by the U.S. Government, its agencies or
                                                               instrumentalities. May also invest up to 15% of total
                                                               assets in high-yield instruments and up to 25% of total
                                                               assets in foreign debt securities.

ING VARIABLE FUNDS

ING VP GROWTH AND INCOME PORTFOLIO (Class S)                   Seeks to maximize total return through investments in a
                                                               diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                   convertible into common stock. Under normal market
                                                               conditions, invests at least 65% of total assets in
    INVESTMENT SUBADVISER:  Aeltus Investment                  common stocks that the subadviser believes have
      Management, Inc.                                         significant potential for capital appreciation or income
                                                               growth or both.


                                       B4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.

ING VP GROWTH PORTFOLIO (Class S)                              Seeks growth of capital through investment in a
                                                               diversified portfolio consisting primarily of common
    INVESTMENT ADVISER: ING Investments, LLC                   stocks and securities convertible into common stocks
                                                               believed to offer growth potential. Under normal market
    INVESTMENT SUBADVISER: Aeltus Investment                   conditions, invests at least 65% of total assets in
      Management, Inc.                                         common stocks and securities convertible into common
                                                               stock.

ING VP INDEX PLUS LARGECAP PORTFOLIO                           Seeks to outperform the total return performance of the
    (Class S)                                                  Standard & Poor's 500 Composite Stock Price Index (S&P
                                                               500 Index), while maintaining a market level of risk.
    INVESTMENT ADVISER: ING Investments, LLC                   Invests at least 80% of assets in stocks included in the
                                                               S&P 500 Index. The subadviser's objective is to
    INVESTMENT SUBADVISER: Aeltus Investment                   overweight those stocks in the S&P 500 Index that it
      Management, Inc.                                         believes will outperform the index and underweight or
                                                               avoid those stocks that it believes will underperform the
                                                               index.

ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                   Seeks to outperform the total return performance of the
                                                               Standard & Poor's MidCap 400 Index (S&P MidCap 400
    INVESTMENT ADVISER: ING Investments, LLC                   Index), while maintaining a market level of risk. Invests
                                                               at least 80% of assets in stocks included in the S&P
    INVESTMENT SUBADVISER: Aeltus Investment                   MidCap 400 Index. The subadviser's objective is to
      Management, Inc.                                         overweight those stocks in the S&P MidCap 400 Index that
                                                               it believes will outperform the index and underweight or
                                                               avoid those stocks that it believes will underperform the
                                                               index.

ING VP INDEX PLUS SMALLCAP PORTFOLIO                           Seeks to outperform the total return performance of the
    (Class S)                                                  Standard and Poor's SmallCap 600 Index (S&P 600 Index),
                                                               while maintaining a market level of risk. Invests at
    INVESTMENT ADVISER: ING Investments, LLC                   least 80% of assets in stocks included in the S&P 600
                                                               Index. The subadviser's objective is to overweight those
    INVESTMENT SUBADVISER: Aeltus Investment                   stocks in the S&P 600 Index that it believes will
      Management, Inc.                                         outperform the index and underweight or avoid those
                                                               stocks that it believes will underperform the index.

ING VP INTERNATIONAL EQUITY PORTFOLIO                          Seeks long-term capital growth primarily through
    (Class S)                                                  investment in a diversified portfolio of common stocks
                                                               principally traded in countries outside of the United
    INVESTMENT ADVISER: ING Investments, LLC                   States. The Portfolio will not target any given level of
                                                               current income. Under normal market conditions, invests
    INVESTMENT SUBADVISER: Aeltus Investment                   at least 80% of assets in equity securities. At least 65%
      Management, Inc.                                         of assets will normally be invested in securities
                                                               principally traded in three or more countries outside of
                                                               the U.S. These securities may include common stocks as
                                                               well as securities convertible into common stock.

ING VP SMALL COMPANY PORTFOLIO (Class S)                       Seeks growth of capital primarily through investment in a
                                                               diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                   convertible into common stocks of companies with smaller
                                                               market capitalizations. Under normal market conditions,
    INVESTMENT SUBADVISER: Aeltus Investment                   invests at least 80% of net assets in common stocks and
      Management, Inc.                                         securities convertible into common stock of
                                                               small-capitalization companies.

ING VP VALUE OPPORTUNITY PORTFOLIO (Class S)                   Seeks growth of capital primarily through investment in a
                                                               diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                   convertible into common stock. Under normal market
                                                               conditions, invests at least 65% of total assets in
    INVESTMENT SUBADVISER: Aeltus Investment                   common stocks and securities convertible into common
         Management, Inc.                                      stock.


                                       B5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST

ING VP INTERNATIONAL VALUE PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Invests primarily
                                                               in foreign companies with market capitalizations greater
    INVESTMENT ADVISER: ING Investments, LLC                   than $1 billion, but may hold up to 25% of assets in
                                                               companies with smaller market capitalizations. Under
                                                               normal circumstances, will invest at least 65% of total
                                                               assets in securities of companies located in at least
                                                               three countries other than the U.S., which may include
                                                               emerging market countries.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                          Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                  least 80% of assets in the common stocks of mid-sized
                                                               U.S. companies that the subadviser believes have above
    INVESTMENT ADVISER: ING Investments, LLC                   average prospects for growth. For this Portfolio,
                                                               mid-size companies are those with market capitalizations
                                                               that fall within the range of companies in the Russell
                                                               MidCap Growth Index.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)              Seeks long-term capital appreciation. Normally invests at
                                                               least 80% of assets in the common stock of smaller,
    INVESTMENT ADVISER: ING Investments, LLC                   lesser-known U.S. companies that the subadviser believes
                                                               have above average prospects for growth. For this
                                                               Portfolio, smaller companies are those with market
                                                               capitalizations that fall within the range of companies
                                                               in the Russell 2000 Growth Index.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. CAPITAL APPRECIATION FUND (Series II)                 Seeks growth of capital. Seeks to meet its objective by
                                                               investing principally in common stocks of companies the
    INVESTMENT ADVISER: A I M Advisors, Inc.                   portfolio managers believe are likely to benefit from new
                                                               or innovative products, services or processes as well as
                                                               those that have experienced above-average, long-term
                                                               growth in earnings and have excellent prospects for
                                                               future growth.

AIM V.I. CORE EQUITY FUND (Series II)                          Seeks growth of capital. Seeks to meet its objective by
                                                               investing, normally, at least 80% of net assets in equity
    INVESTMENT ADVISER: A I M Advisors, Inc.                   securities, including convertible securities, of
                                                               established companies that have long-term above-average
                                                               growth in earnings, and growth companies that the
                                                               portfolio managers believe have the potential for
                                                               above-average growth in earnings.

AIM V.I. PREMIER EQUITY FUND (Series II)                       Seeks to achieve long-term growth of capital with a
                                                               secondary objective of income. Seeks to meet its
    INVESTMENT ADVISER: A I M Advisors, Inc.                   objectives by investing, normally, at least 80% of net
                                                               assets in equity securities, including convertible
                                                               securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO

FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO (Service Class 2)        Seeks long-term capital appreciation. Normally invests
                                                               primarily in common stocks of companies whose value the
    INVESTMENT ADVISER: Fidelity Management & Research         Portfolio's investment adviser believes is not fully
      Company                                                  recognized by the public.

    INVESTMENT SUBADVISER: Fidelity Management &
      Research (U.K.) Inc.; Fidelity Management &
      Research (Far East) Inc.; Fidelity Investments
      Japan Limited; FMR Co., Inc.


                                       B6

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO (Service Class 2)       Seeks reasonable income. Also considers the potential for
                                                               capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research         exceeds the composite yield on the securities comprising
      Company                                                  the Standard & Poor's 500SM Index. Normally invests at
                                                               least 80% of total assets in income-producing equity
    INVESTMENT SUBADVISER: FMR Co., Inc.                       securities (which tends to lead to investments in large
                                                               cap "value" stocks).

FIDELITY(R)VIP GROWTH PORTFOLIO (Service Class 2)              Seeks to achieve capital appreciation. Normally invests
                                                               primarily in common stocks of companies the investment
    INVESTMENT ADVISER: Fidelity Management & Research         adviser believes have above-average growth potential
      Company                                                  (often called "growth" stocks).

    INVESTMENT SUBADVISER: FMR Co., Inc.


FIDELITY(R)VIP OVERSEAS PORTFOLIO (Service Class 2)            Seeks long-term growth of capital. Normally invests at
                                                               least 80% of assets in non-U.S. securities, primarily in
    INVESTMENT ADVISER: Fidelity Management & Research         common stocks.
      Company

    INVESTMENT SUBADVISER: Fidelity Management & Research
      (U.K.) Inc.; Fidelity Management & Research (Far East)
      Inc.; Fidelity International Investment Advisors (U.K.)
      Limited; Fidelity Investments Japan Limited; FMR Co.,
      Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND (Class 2)             A NONDIVERSIFIED fund that seeks long-term total return.
                                                               Normally invest at least 80% of net assets in investments
    INVESTMENT ADVISER: Franklin Advisory Services, LLC        of small capitalization companies that have market
      (Advisory Services)                                      capitalization values not exceeding $2.5 billion, at the
                                                               time of purchase. Invests in small companies that the
                                                               fund's manager believes are undervalued.

JANUS ASPEN SERIES

JANUS ASPEN SERIES - BALANCED PORTFOLIO (Service Shares)       Seeks long-term capital growth, consistent with
                                                               preservation of capital and balanced by current income.
    INVESTMENT ADVISER: Janus Capital                          Normally invests 40-60% of its assets in securities
                                                               selected primarily for their growth potential and 40-60%
                                                               of its assets in securities selected primarily for their
                                                               income potential. Will normally invest at least 25% of
                                                               its assets in fixed-income securities.

JANUS ASPEN SERIES - FLEXIBLE INCOME PORTFOLIO                 Seeks to obtain maximum total return, consistent with the
    (Service Shares)                                           preservation of capital. Invests primarily in a wide
                                                               variety of income-producing securities such as corporate
    INVESTMENT ADVISER: Janus Capital                          bonds and notes, government securities, including agency
                                                               securities, and preferred stock. Will invest at least 80%
                                                               of its assets in income-producing securities. Will invest
                                                               at least 65% of its assets in investment grade debt
                                                               securities and will maintain an average-weighted
                                                               effective maturity of five to ten years. Will limit its
                                                               investment in high-yield/high-risk bonds to less than 35%
                                                               of its net assets.

JANUS ASPEN SERIES - GROWTH PORTFOLIO (Service Shares)         Seeks long-term growth of capital in a manner consistent
                                                               with the preservation of capital. Invests primarily in
    INVESTMENT ADVISER: Janus Capital                          common stocks selected for their growth potential.
                                                               Although it can invest in companies of any size, it
                                                               generally invests in larger, more established companies.


                                       B7

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - WORLDWIDE GROWTH PORTFOLIO                Seeks long-term growth of capital in a manner consistent
    (Service Shares)                                           with the preservation of capital. Invests primarily in
                                                               common stocks of companies of any size located throughout
    INVESTMENT ADVISER: Janus Capital                          the world. Normally invests in issuers from at least five
                                                               different countries, including the United States. May at
                                                               times invest in fewer than five countries or even in a
                                                               single country.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER GLOBAL SECURITIES FUND/VA                          Seeks long-term capital appreciation by investing a
    (Service Shares)                                           substantial portion of assets in securities of foreign
                                                               issuers, "growth-type" companies, cyclical industries and
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                 special situations that are considered to have
                                                               appreciation possibilities. Invests mainly in common
                                                               stocks and can also buy other equity securities,
                                                               including preferred stocks and convertible securities in
                                                               the U.S. and foreign countries.

OPPENHEIMER STRATEGIC BOND FUND/VA (Service Shares)            Seeks a high level of current income principally derived
                                                               from interest on debt securities. Invests mainly in debt
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                 securities of issuers in three market sectors: foreign
                                                               governments and companies, U.S. Government securities,
                                                               and lower-grade high-yield securities of U.S. and foreign
                                                               companies.

PIONEER VARIABLE CONTRACTS TRUST

PIONEER EQUITY INCOME VCT PORTFOLIO (Class II)                 Seeks current income and long-term growth of capital from
                                                               a portfolio consisting primarily of income producing
    INVESTMENT ADVISER: Pioneer Investment Management, Inc.    equity securities of U.S. corporations. Normally, the
                                                               portfolio invests at least 80% of its total assets in
                                                               income producing equity securities of U.S. issuers. The
                                                               income producing equity securities in which the portfolio
                                                               may invest include common stocks, preferred stocks and
                                                               interests in real estate investment trusts (REITs). The
                                                               remainder of the portfolio may be invested in debt
                                                               securities, most of which are expected to be convertible
                                                               into common stocks.

PIONEER FUND VCT PORTFOLIO (Class II)                          Seeks reasonable income and capital growth. Invests in a
                                                               broad list of carefully selected, reasonably priced
    INVESTMENT ADVISER: Pioneer Investment Management, Inc.    securities rather than in securities whose prices reflect
                                                               a premium resulting from their current market popularity.
                                                               The portfolio invests the major portion of its assets in
                                                               equity securities, primarily of U.S. issuers. For
                                                               purposes of the portfolio's investment policies, equity
                                                               securities include common stocks, convertible debt and
                                                               other equity instruments, such as depositary receipts,
                                                               warrants, rights, interests in real estate investment
                                                               trusts (REITs) and preferred stocks.

PIONEER MID CAP VALUE VCT PORTFOLIO (Class II)                 Seeks capital appreciation by investing in a diversified
                                                               portfolio of securities consisting primarily of common
    INVESTMENT ADVISER: Pioneer Investment Management, Inc.    stocks. Normally, invests at least 80% of total assets in
                                                               equity securities of mid-size companies, that is,
                                                               companies with market values within the range of market
                                                               values of companies included in the Russell Midcap(R)
                                                               Value Index.


                                       B8

APPENDIX  C

                                FIXED ACCOUNT II


Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.


For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.


GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on

                                       C1
the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the ING Liquid Assets Portfolio subaccount, and such a transfer will be subject to a Market Value Adjustment.


WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the income phase payment start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the income phase payment start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

                                       C2

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such changes will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION
See the prospectus for Fixed Account II.

                                       C3

APPENDIX D

                             FIXED INTEREST DIVISION



A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.


Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

                                       D1

APPENDIX E

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE


The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $9,000 (10% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total amount withdrawn from the contract would be $27,000 ($90,000 x .30). Therefore, $18,000 ($27,000 - $9,000) is considered an excess withdrawal and would be subject to a 1% surrender charge of $180 ($18,000 x .01). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.}

                                       E1

APPENDIX F

                              PROJECTED SCHEDULE OF
                     ING GET U.S. CORE PORTFOLIO OFFERINGS*



                                                  OFFERING DATES           GUARANTEE DATES
--------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO - SERIES 4          03/12/04 - 06/10/04      06/11/04 - 06/12/09

ING GET U.S. CORE PORTFOLIO - SERIES 5          06/11/04 - 09/09/04      09/10/04 - 09/09/11

ING GET U.S. CORE PORTFOLIO - SERIES 6          09/10/04 - 12/09/04      12/10/04 - 12/09/11

ING GET U.S. CORE PORTFOLIO - SERIES 7          12/10/04 - 03/08/05      03/09/05 - 03/08/12

ING GET U.S. CORE PORTFOLIO - SERIES 8          03/09/05 - 06/07/05      06/08/05 - 06/07/12



* Previously known as ING GET Fund.


                                       F1

[ING LOGO]


                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA ANNUITY AND LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED IN IOWA.

                                                                   05/01/2004

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUSTOMIZED SOLUTIONS - ING FOCUS VA


                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT


                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.


                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                   May 1, 2004

                                TABLE OF CONTENTS


    ITEM                                                                  PAGE
    Introduction                                                             1
    Description of ING USA Annuity and Life Insurance Company                1
    Separate Account B                                                       1
    Safekeeping of Assets                                                    1
    The Administrator                                                        1
    Independent Auditors                                                     1
    Distribution of Contracts                                                1
    IRA Partial Withdrawal Option                                            3
    Other Information                                                        3
    Consolidated Financial Statements of ING USA Annuity and Life
      Insurance Company (formerly Golden American Life Insurance Company)    4
    Financial Statements of Separate Account B                               4

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

            DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company "Golden American") ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information. The financial statements of Golden American presented have not been restated for the effects of Golden's merger in 2004 with United Life and Annuity Insurance Company, USG Annuity and Life Insurance Company and Equitable of Iowa Life Insurance Company.

As of December 31, 2003, ING USA had approximately $1,343.1 million in stockholder's equity and approximately $24.2 billion in total assets, including approximately $17 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.


                               SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

                              SAFEKEEPING OF ASSETS


ING USA acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $2,344,000 and $570,000 pursuant to the service agreement in 2003 and 2002, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors, performs annual audits of ING USA and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2003, 2002 and 2001 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $270,633,000, $287,208,000, and $223,321,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $27,898,000, $25,914,000 and $23,138,000 for the years ended 2003, 2002, and
2001, respectively.

PUBLISHED RATINGS
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.


ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1.  AUV, beginning of period                          $        10.00

     2.  Value of securities, beginning of period          $        10.00

     3.  Change in value of securities                     $         0.10

     4.  Gross investment return (3) divided by (2)                  0.01

     5.  Less daily mortality and expense charge               0.00004280

     6.  Less asset based administrative charge                0.00000411

     7.  Net investment return (4) minus (5) minus (6)        0.009953092

     8.  Net investment factor (1.000000) plus (7)            1.009953092

     9.  AUV, end of period (1) multiplied by (8)          $  10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.  Initial premium payment                           $        1,000

     2.  AUV on effective date of purchase (see Example 1) $        10.00

     3.  Number of units purchased (1) divided by (2)                 100

     4.  AUV for valuation date following purchase
         (see Example 1)                                   $  10.09953092

     5.  Contract Value in account for valuation date
         following purchase (3) multiplied by (4)          $     1,009.95

IRA PARTIAL WITHDRAWAL OPTION
If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.


ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.


                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

     CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY The audited consolidated financial statements of ING USA Annuity and Life Insurance Company, the statutory financial statements of acquired businesses and unaudited proforma financial information are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Consolidated Financial Statements of ING USA Annuity and Life
        Insurance Company
        Consolidated Income Statements for the years ended December 31, 2003,
           2002 and 2001
        Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Shareholder's Equity for the
           years ended December 31, 2003, 2002 and 2001
        Consolidated Statements of Cash Flows for the years ended
           December 31, 2003, 2002 and 2001
     Notes to Consolidated Financial Statements
     Other Financial Statements
        Financial Statements of Business Acquired
        Financial Statements-Statutory Basis of Equitable Life Insurance
           Company of Iowa as of December 31, 2003 and 2002
        Financial Statements-Statutory Basis of United Life and Annuity
           Insurance Company as of December 31, 2003 and 2002
        Financial Statements-Statutory Basis of USG Annuity & Life Company as of
           December 31, 2003 and 2002
        Unaudited Pro Forma Financial Information in Accordance with Accounting
           Principles Generally Accepted in the United States of America

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements of ING USA Annuity and Life Insurance Company
        Separate Account B
        Statement of Assets and Liabilities as of December 31, 2003
        Statement of Operations for the year ended December 31, 2003
        Statements of Changes in Net Assets for the years ended December 31,
           2003 and 2002
     Notes to Financial Statements


                                        4
Item 8.   Financial Statements and Supplementary Data


                   Index to Consolidated Financial Statements


                                                                                                  Page

Report of Independent Auditors                                                                     C-2

Consolidated Financial Statements:

Consolidated Income Statements for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-3

Consolidated Balance Sheets as of December 31, 2003 and 2002                                       C-4

Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2003, 2002 and 2001                                                 C-5

Consolidated Statements of Cash Flows for the years ended
  December 31, 2003, 2002 and 2001                                                                 C-6

Notes to Consolidated Financial Statements                                                         C-7

                         Report of Independent Auditors


The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying consolidated balance sheets of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) and Subsidiary as of December 31, 2003 and 2002, and the related consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2004

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                         Consolidated Income Statements
                                   (Millions)



                                                                          Year ended          Year ended         Year ended
                                                                         December 31,        December 31,       December 31,
                                                                             2003                2002*              2001*
                                                                      ------------------ ------------------- ------------------
Revenues:
 Fee income                                                           $         330.2    $          245.9    $         219.1
 Net investment income                                                          320.3               197.7               94.4
 Net realized capital gains (losses)                                            (36.2)                4.2               (6.5)
 Other income (loss)                                                             (0.2)                3.5                  -
                                                                      ------------------ ------------------- ------------------
          Total revenue                                               $         614.1    $          451.3    $         307.0
                                                                      ------------------ ------------------- ------------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other benefits
      to policyholders                                                          320.1               318.4              239.2
  Underwriting, acquisition, and insurance expenses:
    General expenses                                                            123.8               139.7              119.9
    Commissions                                                                 250.3               288.7              232.4
    Policy acquisition costs deferred                                          (210.8)             (292.2)            (128.2)
  Amortization:
    Deferred policy acquisition costs and value
      of business acquired                                                      184.7               127.8               49.6
    Goodwill                                                                        -                   -                4.2
  Other:
    Expense and charges reimbursed under
     modified coinsurance agreements                                           (131.6)             (104.9)            (225.6)
    Interest expense                                                             13.7                16.0               19.4
                                                                      ------------------ ------------------- ------------------
          Total benefits, losses and expenses                                   550.2               493.5              310.9
                                                                      ------------------ ------------------- ------------------
Income (loss) before income taxes and cumulative
  effect of change in accounting principle                                       63.9               (42.2)              (3.9)

Income tax expense (benefit)                                                      2.5               (12.5)               0.1
                                                                      ------------------ ------------------- ------------------
Income (loss) before cumulative effect of change
  in accounting principle                                                        61.4               (29.7)              (4.0)

Cumulative effect of change in accounting principle                                 -              (135.3)                 -
                                                                      ------------------ ------------------- ------------------
Net income (loss)                                                     $          61.4    $         (165.0)   $          (4.0)
                                                                      ================== =================== ==================
*See Note 1.


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                           Consolidated Balance Sheets
                                   (Millions)



                                                                                                   As of December 31,
                                                                                               2003                2002
                                                                                         -----------------   -----------------
Assets

Investments:
  Fixed maturities, available for sale, at fair value
    (amortized cost of $5,047.0 at 2003 and $4,720.1 at 2002)                            $     5,223.3       $     4,936.4
  Equity securities at fair value:
    Investment in mutual funds (cost of $5.3 at 2003 and $22.9 at 2002)                            5.6                19.0
    Mortgage loans on real estate                                                                847.6               482.4
    Policy loans                                                                                  17.5                16.0
    Short-term investments                                                                        17.7                 2.2
                                                                                         -----------------   -----------------
          Total investments                                                                    6,111.7             5,456.0

Cash and cash equivalents                                                                         17.9               148.5
Accrued investment income                                                                         65.4                61.9
Reinsurance recoverable                                                                           13.0               196.9
Deferred policy acquisition costs                                                                835.3               678.0
Value of business acquired                                                                         8.5                 8.5
Receivable for securities sold                                                                    10.2                   -
Due from affiliates                                                                                4.2                   -
Other assets                                                                                      14.7                 5.3
Assets held in separate accounts                                                              17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total assets                                                                   $    24,193.5       $    17,584.4
                                                                                         =================   =================
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and claims' reserves                                            $     5,277.3       $     5,159.1
                                                                                         -----------------   -----------------
          Total policy liabilities and accruals                                                5,277.3             5,159.1

Surplus notes                                                                                    170.0               170.0
Current income taxes                                                                               3.9                42.4
Deferred income taxes                                                                            126.0                79.8
Dollar roll obligations                                                                          120.1                40.0
Other liabilities                                                                                 31.0                64.7
Liabilities related to separate accounts                                                      17,112.6            11,029.3
                                                                                         -----------------   -----------------
          Total liabilities                                                                   22,840.9            16,585.3
                                                                                         -----------------   -----------------

Shareholder's equity:
  Common stock (250,000 shares authorized, issued and outstanding;
    $10.00 per share par value)                                                                    2.5                 2.5
  Additional paid-in capital                                                                   1,358.4             1,128.4
  Accumulated other comprehensive income                                                          64.2                 2.1
  Retained deficit                                                                               (72.5)             (133.9)
                                                                                         -----------------   -----------------
          Total shareholder's equity                                                           1,352.6               999.1
                                                                                         -----------------   -----------------
          Total liabilities and shareholder's equity                                     $    24,193.5       $    17,584.4
                                                                                         =================   =================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
           Consolidated Statements of Changes in Shareholder's Equity
                                   (Millions)



                                                                             Accumulated
                                                              Additional         Other          Retained           Total
                                               Common          Paid-In       Comprehensive      Earnings       Shareholder's
                                               Stock           Capital       Income (Loss)      (Deficit)         Equity
                                           ---------------  --------------- ---------------- ---------------- ----------------

Balance at December 31, 2000               $        2.5     $      583.6    $        (4.1)   $       35.1     $      617.1

  Contribution of capital                                          196.8                                             196.8
  Comprehensive income:
    Net (loss)                                        -                -                -            (4.0)            (4.0)
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($12.2 pretax)                             -                -              7.9               -              7.9
                                                                                                              ----------------
  Comprehensive income                                                                                                 3.9
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2001                        2.5            780.4              3.8            31.1            817.8

  Contribution of capital                                          356.3                                              356.3
  Other                                                             (8.3)                                              (8.3)
  Comprehensive income:
    Net (loss)                                        -                -                -          (165.0)           (165.0)
    Other comprehensive income
      net of tax:
         Unrealized (loss) on securities
           ($(2.6) pretax)                            -                -             (1.7)              -              (1.7)
                                                                                                              ----------------
  Comprehensive loss                                                                                                 (166.7)
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2002                        2.5          1,128.4              2.1          (133.9)            999.1

  Contribution of capital                             -            230.0                -               -             230.0
  Comprehensive income:
    Net income                                        -                -                -            61.4              61.4
    Other comprehensive income
      net of tax:
         Unrealized gain on securities
           ($95.6 pretax)                             -                -             62.1               -              62.1
                                                                                                              ----------------
  Comprehensive income                                                                                                123.5
                                           ---------------  --------------- ---------------- ---------------- ----------------
Balance at December 31, 2003               $        2.5     $    1,358.4    $      $ 64.2    $      (72.5)    $     1,352.6
                                           ===============  =============== ================ ================ ================


The accompanying notes are an integral part of these consolidated financial statements.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                      Consolidated Statements of Cash Flows
                                   (Millions)




                                                                            Year ended         Year ended          Year ended
                                                                           December 31,       December 31,        December 31,
                                                                               2003               2002                2001
                                                                        -----------------  ------------------  -----------------
Cash Flows from Operating Activities:
  Net income (loss)                                                     $        61.4      $      (165.0)      $        (4.0)
  Adjustments to reconcile net income (loss) to net cash
    provided by operating activities:
      Interest credited and charges on interest sensitive products              306.3              282.2               191.0
      Net realized capital (gains) losses                                        36.2               (4.2)                6.5
      Increase in accrued investment income                                      (3.5)             (39.5)              (13.2)
      Increase in guaranteed benefits reserve                                   (91.6)             107.1                28.2
      Other changes in insurance reserve liabilities                             13.3                  -                   -
      Policy acquisition cost deferred                                         (210.8)            (292.2)             (128.2)
      Amortization of deferred policy acquisition costs                         180.4              121.2                45.2
      Amortization of value of business acquired                                  4.3                6.6                 4.4
      Impairment of goodwill                                                        -              151.3                   -
      Other non-cash reconciling items and other changes in
        assets and liabilities                                                  (87.0)              21.3               110.6
      Provision for deferred income taxes                                        12.8              (85.7)               (0.6)
                                                                        -----------------  ------------------  -----------------
Net cash provided by operating activities                                       221.8              103.1               239.9
                                                                        -----------------  ------------------  -----------------
Cash Flows from Investing Activities:
  Proceeds from the sale, maturity, or repayment of:
    Fixed maturities available for sale                                       7,025.8            7,297.1               880.7
    Equity securities                                                            16.2                7.8                 6.9
    Mortgage loans                                                               51.9              285.0               136.0
  Acquisition of investments:
    Fixed maturities available for sale                                      (7,267.3)         (10,068.3)           (2,070.8)
    Equity securities                                                               -              (22.8)                  -
    Short-term and other investments                                            (15.4)                 -                (4.7)
    Mortgage loans                                                             (417.1)            (553.7)             (250.3)
  Increase in policy loans                                                       (1.5)              (1.2)               (1.5)
  (Increase) decrease in property and equipment                                  (0.7)               1.1                 1.2
  Proceeds from sale of interest in subsidiary                                      -               27.7                   -
  Loss on valuation of interest in subsidiary                                       -                3.0                   -
  Other                                                                             -                0.6                   -
                                                                        -----------------  ------------------  -----------------
Net cash used for investing activities                                         (608.1)          (3,023.7)           (1,302.5)
                                                                        -----------------  ------------------  -----------------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts                     1,383.5            3,818.5             1,933.1
  Maturities and withdrawals from insurance contracts                          (332.3)            (171.2)             (134.8)
  Transfers to separate accounts                                             (1,160.0)          (1,053.8)             (902.9)
  Proceeds received on reinsurance recapture                                    134.5                  -                   -
  Proceeds of notes payable                                                         -                  -                 3.1
  Repayment of notes payable                                                        -               (1.4)               (1.7)
  Proceeds from reciprocal loan agreement borrowings                                -                  -                69.3
  Repayment of reciprocal loan agreement borrowings                                 -              (75.0)              (69.3)
  Contributions of capital by parent                                            230.0              356.3               196.8
                                                                        -----------------  ------------------  -----------------
Net cash provided by financing activities                                       255.7            2,873.4             1,093.6
                                                                        -----------------  ------------------  -----------------
Net increase (decrease) in cash and cash equivalents                           (130.6)             (47.2)               31.0
Cash and cash equivalents, beginning of period                                  148.5              195.7               164.7
                                                                        -----------------  ------------------  -----------------
Cash and cash equivalents, end of period                                $        17.9      $       148.5       $       195.7
                                                                        =================  ==================  =================
Supplemental cash flow information:
    Income taxes (received) paid, net                                   $        28.2      $      (141.5)      $         0.4
                                                                        =================  ==================  =================
    Interest paid                                                       $        13.0      $        20.8       $        15.0
                                                                        =================  ==================  =================

The accompanying notes are an integral part of these consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
1.   Significant Accounting Policies

     Principles of Consolidation

     ING USA Annuity and Life Insurance Company (formerly known as Golden American Life Insurance Company) ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa. ING USA was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life Insurance Company. On December 21, 1993, the Company redomesticated from Minnesota to Delaware. On January 1, 2004 several events occurred. First, the Company redomesticated from Delaware to Iowa. Secondly, on January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG") and United Life & Annuity Insurance Company ("ULA") (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were merged into ING USA. Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to do business in the District of Columbia and all states except New York. ING USA is licensed as a life insurance company under the laws of the State of Delaware until December 31, 2003 and Iowa since January 1, 2004.

     Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life from December 30, 2001 through December 31, 2003. Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Companies, Inc. ("EIC" or "Former Holding Company") directly owned 100% of Golden American's stock.

     On December 3, 2001, the Board of Directors of EIC approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval by the Insurance Department of Delaware.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. ING USA realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by
     Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations". RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged savings for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting for Goodwill and Intangible Assets

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") FAS No. 142, "Goodwill and Other Intangible Assets". The adoption of this standard resulted in an impairment loss of $135.3 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income (loss) would have been as follow:


                                                                                       Year ended
                                                                                      December 31,
     (Millions)                                                                            2001

     Reported net income (loss)                                                     $      (4.0)
     Add back goodwill amortization, net of tax                                             3.8
                                                                                    -----------------
     Adjusted net income (loss)                                                     $      (0.2)
                                                                                    =================

     Accounting for Derivative Instruments and Hedging Activities

     In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, and FAS No. 138,
     Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues". This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivatives.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2003 or 2002.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" recently issued Statement Implementation Issue No. B36, "Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments" That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that required implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     Guarantees

     In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     Variable Interest Entities

     In January 2003, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51" (FIN 46). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined that the investments do not require consolidation in the Company's financial statements:




           Asset Type                                          Purpose                Book Value (1)            Market Value
     ----------------------                              -------------------       -------------------      ------------------
     Private Corporate Securities - synthetic
       leases; project financings; credit tenant
       leases                                            Investment Holdings       $        1,057.2         $       1,114.6

     Foreign Securities - US VIE subsidiaries
       of foreign companies                              Investment Holdings                  190.3                   203.0

     Commercial Mortgage Obligations (CMO)               Investment Holdings                  888.5                   893.9

     Collateralized Debt Obligations (CDO)               Investment Holdings
                                                               and/or
                                                         Collateral Manager                     4.9                     4.3

     Asset-Backed Securities (ABS)                       Investment Holdings                  479.9                   482.3

     Commercial Mortgage Backed Securities (CMBS)        Investment Holdings                  325.4                   342.0

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.


     New Accounting Pronouncements

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," which the Company intends to adopt during first quarter 2004. The impact on the financial statements is not known at this time.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Reclassifications and Changes to Prior Year Presentation

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     During 2003, certain changes were made to the 2002 and 2001 Income Statements to reflect the correct balances. These changes had no impact on net income or net shareholder's equity of the Company. The following summarizes the corrections to each financial statement line item (in millions):



                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        204.0        $          41.9      $        245.9
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        409.4        $          41.9      $        451.3
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    276.5                   41.9               318.4
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        451.6        $          41.9      $        493.5
                                                               ===================   ==================   ==================


                                                                   Previously
                                                                    Reported                                  Restated
                                                                      2002              Adjustments             2002
                                                               -------------------   ------------------   ------------------
     Fee income                                                $        188.9        $          30.2      $        219.1
                                                               -------------------   ------------------   ------------------
           Total revenue                                       $        276.8        $          30.2      $        307.0
                                                               ===================   ==================   ==================
     Interest credited and other benefits to
       policyholders                                                    209.0                   30.2               239.2
                                                               -------------------   ------------------   ------------------
           Total expense                                       $        280.7        $          30.2      $        310.9
                                                               ===================   ==================   ==================



     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20,
     "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Realized capital gains and losses on all other investments are included in the consolidated income statements.

     Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On  occasion,   the  Company  sells  call  options  written  on  underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Activity for the years ended December 31, 2003, 2002 and 2001 within VOBA was as follows:



     (Millions)

     Balance at December 31, 2000                                                   $         25.9

       Adjustment for FAS No. 115                                                             (1.3)
       Interest accrued at 7%                                                                  1.6
       Amortization                                                                           (6.0)
                                                                                    -----------------
     Balance at December 31, 2001                                                             20.2

       Adjustment for FAS No. 115                                                             (5.1)
       Additions                                                                              (3.3)
       Interest accrued at 7%                                                                  1.3
       Amortization                                                                           (4.6)
                                                                                    -----------------
     Balance at December 31, 2002                                                              8.5

       Adjustment for FAS No. 115                                                              4.3
       Additions                                                                                 -
       Interest accrued at (4% - 5%)                                                           0.4
       Amortization                                                                           (4.7)
                                                                                    -----------------
     Balance at December 31, 2003                                                   $          8.5
                                                                                    =================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $7.7 million, $5.7 million, $4.1 million, $3.3 million and $2.6 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $41.3 million before tax, or $26.9 million, net of $14.4 million of federal income tax expense.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Policy Liabilities and Accruals

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

     Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

     Revenue Recognition

     For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $112.8 million and of $133.4 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.5% in 2003 and 2.4% to 11.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.


2.   Investments

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2003

     (Millions)

     U.S. government and government
       agencies and authorities                                        $     23.8     $       0.1    $          -    $      23.9
     State, municipalities and political subdivisions                         5.0               -             0.4            4.6

     U.S. corporate securities:
       Public utilities                                                     482.1            35.7             3.7          514.1
       Other corporate securities                                         2,630.8           128.7            12.1        2,747.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,112.9           164.4            15.8        3,261.5
                                                                       -------------  -------------  --------------  -------------
     Foreign securities:
       Government                                                            68.5             1.0             1.0           68.5
       Other                                                                559.7            30.3             5.5          584.5
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               628.2            31.3             6.5          653.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             790.0             6.0             4.6          791.4
     Other assets-backed securities                                         487.1             5.5             3.7          488.9
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  5,047.0     $     207.3    $       31.0    $   5,223.3
                                                                       =============  =============  ==============  =============

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Fixed maturities available for sale as of December 31 were as follows:


                                                                                          Gross          Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
                                                                            Cost          Gains          Losses          Value
                                                                       -------------  -------------  --------------  -------------
     2002

     (Millions)

     U.S. government and government
       agencies and authorities                                        $    207.3     $       2.3    $        0.1    $     209.5

     U.S. corporate securities:
       Public utilities                                                     335.7            15.5             1.9          349.3
       Other corporate securities                                         2,739.5           163.2             6.4        2,896.4
                                                                       -------------  -------------  --------------  -------------
     Total U.S. corporate securities                                      3,075.2           178.7             8.3        3,245.7
                                                                       -------------  -------------  --------------  -------------

     Foreign securities:
       Government                                                            64.8             2.9               -           67.7
       Other                                                                436.3            27.7             2.6          461.3
                                                                       -------------  -------------  --------------  -------------
     Total foreign securities                                               501.1            30.6             2.6          529.0
                                                                       -------------  -------------  --------------  -------------
     Mortgage-backed securities                                             641.7            12.0             0.2          653.5

     Other assets-backed securities                                         294.8             7.0             3.1          298.7
                                                                       -------------  -------------  --------------  -------------
     Total fixed maturities                                            $  4,720.1     $     230.6    $       14.3    $   4,936.4
                                                                       =============  =============  ==============  =============

     At December 31, 2003 and 2002, net unrealized appreciation is $176.3 million and $216.3 million, respectively, on available-for-sale fixed maturities.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:


                                                                                   Unrealized         Fair
                                                                                      Loss            Value
                                                                                  ------------     -----------
     (Millions)

     Duration category:
       Less than six months below cost                                            $      9.3       $    675.3
       More than six months and less than twelve months below cost                      20.4            679.7
       More than twelve months below cost                                                1.3              7.9
                                                                                  ------------     -----------
     Fixed maturities                                                             $     31.0       $  1,362.9
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Of the losses more than 6 months and less than 12 months in duration of $20.4 million, there were $9.1 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $11.3 million as of December 31, 2003 included the following significant items:

          $3.6 million of unrealized losses related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $195.1 million.

          $6.3 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $125.7 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that the Company expects the debt to be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $1.4 million relate to a carrying amount of $61.9 million.

     Of the losses more than 12 months in duration of $1.3 million, there were $0.6 million related to securities reviewed for impairment under the guidance prescribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $4.0 million.

     The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                                                   Amortized          Fair
                                                                                      Cost            Value
                                                                                  ------------     -----------
     (Millions)

     Due to mature:
       One year or less                                                           $      30.6      $     31.0
       After one year through five years                                                880.9           921.1
       After five years through ten years                                             1,866.6         1,962.7
       After ten years                                                                  666.4           686.2
       Mortgage-backed securities                                                     1,115.4         1,133.3
       Other asset-backed securities                                                    487.1           489.0
                                                                                  ------------     -----------
     Fixed maturities                                                             $   5,047.0      $  5,223.3
                                                                                  ============     ===========

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     At December 31, 2003 and 2002, fixed maturities with fair values of $2.9 million and $7.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003.

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $120.1 and $40.0 million at December 31, 2003 and 2002, respectively.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     During 2003, the Company determined that five fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $5.7 million to reduce the carrying value of the fixed maturities to their fair value of $4.2 million. During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.7 million.


3.   Financial Instruments

     Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments". FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Fixed maturities securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     Equity securities: Fair values of these securities are based upon quoted market value.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Surplus notes: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims' reserves):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Without a fixed maturity: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:



                                                                           2003                            2002
                                                                --------------------------      --------------------------
                                                                 Carrying          Fair          Carrying          Fair
                                                                   Value           Value           Value           Value
                                                                ----------       ---------      ----------       ---------
      (Millions)

      Assets:
        Fixed maturity                                          $ 5,223.3        $ 5,223.3      $ 4,936.4        $ 4,936.4
        Equity securities                                             5.6              5.6           19.0             19.0
        Mortgage loans on real estate                               847.6            878.1          482.4            522.2
        Policy loans                                                 17.5             17.5           16.0             16.0
        Cash and short-term investments                              35.6             35.6          150.7            150.7
        Assets held in separate accounts                         17,112.6         17,112.6       11,029.3         11,029.3

      Liabilities:
        Surplus notes                                               170.0            267.7          170.0            260.0
        Investment contract liabilities:
          Deferred annuities                                      5,180.2          4,872.0        5,128.0          4,802.9
          Supplementary contracts and
            immediate annuities                                      12.9             12.9            8.0              8.0
          Liabilities related to separate account                17,112.6         17,112.6       11,029.3         11,029.3


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgment about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

    Derivative Financial Instruments

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $250.0 million, $22.8 million and $22.8 million, respectively. The Company did not have interest rate swaps at December 31, 2002.


4.   Net Investment Income

     Sources of net investment income were as follows:


                                                               Year ended          Year ended          Year ended
                                                              December 31,        December 31,        December 31,
                                                                  2003                2002                2001
                                                         ------------------- -------------------- -------------------
     (Millions)
     Fixed maturities                                    $           287.7   $            185.6   $            83.7
     Mortgage loans                                                   36.2                 19.6                11.2
     Policy loans                                                      0.8                  0.6                 0.8
     Short-term investments and cash equivalents                       0.7                  2.6                 2.6
     Other                                                            16.1                  0.4                 0.6
                                                         ------------------- -------------------- -------------------
     Gross investment income                                         341.5                208.8                98.9

     Less: investment expenses                                        21.2                 11.1                 4.5
                                                         ------------------- -------------------- -------------------
     Net investment                                      $           320.3   $            197.7   $            94.4
                                                         =================== ==================== ===================


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its Parent is subject to the prior approval of insurance regulatory authorities for payment of dividends, which exceed an annual limit. The Company did not pay common stock dividends during 2003, 2002 and 2001.

     The Insurance Departments of the State of Delaware and the State of Iowa (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $7.6 million, $(303.0) million, and $(156.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $733.9 million and $424.9 million as of December 31, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

     The Company maintains a $40.0 million revolving note facility with ING America Insurance Holdings, Inc. ("ING AIH"), a perpetual $75.0 million revolving note facility with Bank of New York and a $125.0 million revolving note facility with SunTrust Bank, which expires on July 30, 2004.


6.   Capital Gains and Losses

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $          99.7    $           4.2    $          (4.9)
     Equity securities                                                            (1.0)                 -               (1.6)
     Derivatives                                                                (134.9)                 -                  -
                                                                       -----------------  -----------------  ------------------
     Pretax realized capital gains (losses)                            $         (36.2)   $           4.2    $          (6.5)
                                                                       =================  =================  ==================
     After-tax realized capital gains (losses)                         $         (23.5)   $           2.7    $          (4.2)
                                                                       =================  =================  ==================

     Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:


                                                                           Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------
     Proceeds on sales                                                 $       5,806.4    $       6,281.7    $         880.7
     Gross gains                                                                 136.3               76.8                6.9
     Gross losses                                                                 36.6               72.6               11.8


ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Fixed maturities                                                  $        (40.0)    $         204.0    $          18.4
     Equity securities                                                            4.2                (3.9)                 -
     DAC/VOBA                                                                   131.4              (202.8)              (8.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                    95.6                (2.7)              10.0

     Increase in deferred income taxes                                           33.5                1.0                 2.1
                                                                       -----------------  -----------------  ------------------
     Net changes in accumulated other
       comprehensive income (loss)                                     $         62.1     $         (1.7)    $           7.9
                                                                       =================  =================  ==================

     Shareholder's equity included the following accumulated other comprehensive income (loss):


                                                                             As of               As of             As of
                                                                          December 31,        December 31,      December 31,
     (Millions)                                                              2003                2002              2001
                                                                       -----------------  -----------------  ------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                                $         176.3    $         216.3    $           12.3
       Equity securities                                                           0.3               (3.9)                  -
       DAC/VOBA                                                                  (77.8)            (209.2)               (6.4)
                                                                       -----------------  -----------------  ------------------
     Subtotal                                                                     98.8                3.2                 5.9

     Less: deferred income taxes                                                  34.6                1.1                 2.1
                                                                       -----------------  -----------------  ------------------
     Net accumulated other comprehensive
       income                                                          $          64.2    $           2.1    $            3.8
                                                                       =================  =================  ==================



     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


                                                                          Year ended         Year ended         Year ended
                                                                          December 31,       December 31,       December 31,
     (Millions)                                                               2003               2002               2001
                                                                       -----------------  -----------------  ------------------

     Unrealized holding gains (losses) arising the year(1)             $         (2.1)    $         (8.7)    $           11.1

     Less: reclassification adjustment for gains (losses)
       and other items included in net income(2)                                 64.2                7.0                 (3.2)
                                                                       -----------------  -----------------  ------------------

     Net unrealized gains (losses) on securities                       $         62.1    $          (1.7)    $            7.9
                                                                       =================  =================  ==================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     (1) Pretax unrealized holding gains (losses) arising during the year were $(3.3) million, $(13.4) million and $17.1 million for the years ended
          December  31,   2003,   2002  and  2001,   respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $98.8 million, $10.8 million and $(4.9) million for the years ended December 31, 2003, 2002 and 2001, respectively.


7.   Severance

     In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. During the first quarter 2003, the Company performed a detail analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 252 to 228 (corrected from the 2002 Annual Report on Form 10K) and extended the date of expected completion for severance actions to June 30, 2003. Activity for the year ended December 31, 2003 within the severance liability and positions elimination related to such actions were as follows:


                                                                                     Severance
     (Millions)                                                                      Liability        Positions
                                                                                  ---------------  ---------------

     Balance at December 31, 2002                                                 $         0.8               34
       Payments                                                                            (0.8)               -
       Positions eliminated due to internal replacement jobs                                  -              (34)
                                                                                  ---------------  ---------------
     Balance at December 31, 2003                                                 $           -                -
                                                                                  ===============  ===============


8.   Income Taxes

     In 2003 and 2002, ING USA joined in the filing of a consolidated federal income tax return with its former parent, Equitable Life and other affiliates. The Company had a tax allocation agreement with Equitable Life whereby the Company was charged for taxes it would have incurred were it not a member of the consolidated group and was credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

     At December 31, 2003, the Company has net operating loss carryforwards of approximately $206.5 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2014 and 2016.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:


                                                                      Year ended         Year ended          Year ended
                                                                     December 31,       December 31,        December 31,
     (Millions)                                                          2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Current taxes (benefits):
       Federal                                                     $        (10.3)    $        (98.2)     $           0.6
                                                                   -----------------  -----------------   -----------------
         Total current taxes (benefits)                                     (10.3)             (98.2)                 0.6
                                                                   -----------------  -----------------   -----------------
     Deferred taxes (benefits):
       Operations and capital loss carryforwards                             53.3               (3.9)               (55.3)
       Other federal deferred taxes                                         (40.5)              89.6                 54.8
                                                                   -----------------  -----------------   -----------------
         Total deferred taxes (benefits)                                     12.8               85.7                 (0.5)
                                                                   -----------------  -----------------   -----------------
     Total income tax expense                                      $          2.5            $ (12.5)     $           0.1
                                                                   =================  =================   =================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



                                                                       Year ended        Year ended,         Year ended,
                                                                      December 31,       December 31,        December 31,
     (Millions)                                                           2003               2002                2001
                                                                   -----------------  -----------------   -----------------
     Income before income taxes                                    $         63.9     $        (42.2)     $         (3.9)
     Tax rate                                                                  35%                35%                 35%
                                                                   -----------------  -----------------   -----------------
     Income tax at federal statutory rate                                    22.4              (14.8)               (1.4)
     Tax effect of:
       Goodwill amortization                                                    -                  -                 1.0
       Meals and entertainment                                                0.3                0.6                 0.5
       Dividend received deduction                                          (10.8)                 -                   -
       Refinement of deferred tax balances                                   (9.5)                 -                   -
       Other                                                                  0.1                1.7                   -
                                                                   -----------------  -----------------   -----------------
     Income taxes                                                  $          2.5     $        (12.5)     $          0.1
                                                                   =================  =================   =================

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

         The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


         (Millions)                                                                2003               2002
                                                                            -----------------  -----------------

         Deferred tax assets:
           Operations and capital loss carryforwards                        $          72.3    $        125.6
           Future policy benefits                                                      86.9             134.5
           Goodwill                                                                     9.8              11.1
           Investments                                                                  0.2               0.2
           Other                                                                       12.2                 -
                                                                            -----------------  -----------------
                  Total gross assets                                                  181.4             271.4
                                                                            -----------------  -----------------

         Deferred tax liabilities:
           Unrealized gains on investments                                            (61.9)            (74.3)
           Deferred policy acquisition cost                                          (232.6)           (254.8)
           Value of purchased insurance in force                                       (3.0)             (5.0)
           Other                                                                       (9.9)            (17.1)
                                                                            -----------------  -----------------
         Deferred tax liability before allowance                                     (307.4)           (351.2)
                                                                            -----------------  -----------------
         Valuation allowance                                                              -                 -
                                                                            -----------------  -----------------
         Net deferred income tax liability                                  $        (126.0)   $        (79.8)
                                                                            =================  =================


     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earn a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.3 million for 2003, $3.4 million for 2002, and $1.2 million for 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Defined Contribution Plan

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $2.3 million in 2003, $2.3 million in 2002, and $0.9 million in 2001, respectively.

     Other Benefit Plans

     During 2003 and 2002,  benefit  charges to the  Company  related to the ING
     Americas  Supplemental   Executive  Retirement  Plan  that  covers  certain
     employees of the Company were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

          Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company
          ("SLIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, were $4.8 million, $4.2 million and $0.3 million, respectively for SLDIC and $1.6 million, $1.0 million and $0.1 million, respectively for SLIC.

          Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2003, 2002 and 2001 commission expenses were incurred in the amounts of $253.8 million, $282.9 million and $229.7 million, respectively.

          Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

          the assets under management. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $20.8 million, $11.0 million and $4.4 million, respectively.

          Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2003, 2002 and 2001 expenses were incurred in the amounts of $2.4 million, $0.6 million and $0.3 million, respectively.

          Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2003, 2002 and 2001 revenue for these services was $26.0 million, $23.7 million and $23.1 million, respectively.

          Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2003, 2002 and 2001 revenues for these services, which reduced general expenses incurred, totaled $10.8 million, $9.8 million and $8.2 million, respectively for Equitable Life and $0.3 million, $0.3 million and $0.4 million, respectively for ULAIC.

          Expense sharing agreements with ING AIH for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2003 and 2002, ING USA incurred expenses of $30.2 million and $41.0 million, respectively.

          Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of ING USA's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of ING USA. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2003, 2002 and 2001.

     Reinsurance Agreements

     ING USA participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of ING USA's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

     Under this agreement, ING USA received a net reimbursement of expenses and charges of $132.5 million, $100.9 million and $224.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. This was offset by a decrease in policy acquisition costs deferred of $182.1 million, $143.5 million and $257.5 million, respectively, for the same periods. At December 31, 2003, 2002 and 2001, ING USA also had a payable to Equitable Life of $34.5 million, $7.1 million, and $22.6 million, respectively, due to the

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Ltd. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all inforce and new business and recaptured all inforce business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1 million. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6 million. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003 reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003 reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 million offset by the receipt of a $24.1 million negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     Reciprocal Loan Agreement

     ING USA maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, ING USA and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, ING USA must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any ING USA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ING USA incurred interest expense of $66,087, $33,000, and $26,000 for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, 2002 and 2001, ING USA did not have any borrowings or receivables from ING AIH under this agreement.

     Surplus Notes

     ING USA issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:


     (Millions)

      Surplus                                            Maturity
        Note     Amount      Affiliate                     Date             2003        2002         2001

        8.2%      50.0    *Equitable Life                12/29/2029            -         2.0          4.1
        8.0%      35.0     Security Life of Denver       12/7/2029           2.8         2.8          2.8
        7.8%      75.0     Equitable Life                9/29/2029           5.8         5.8          5.8
        7.3%      60.0     Equitable Life                12/29/2028          4.4         4.4          4.4
        8.3%      25.0    *Equitable Life                12/17/2026            -         1.0          2.1


     *Surplus notes redeemed June 28, 2002.

     Capital Transactions

     During 2003, 2002 and 2001, ING USA received capital contributions of $230.0 million, $356.3 million and $196.8 million respectively.


11.  Reinsurance

     At December 31, 2003, ING USA had reinsurance treaties with four unaffiliated reinsurers and two affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     Reinsurance ceded in force for life mortality risks were $79.3 million and $90.7 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had net receivables of $13.0 million and $196.9 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2003 and 2002, respectively, these net receivables were comprised of the following: $15.0 million and $36.7 million for claims recoverable from reinsurers; $5.8 million and $6.3 million payable for reinsurance premiums; $(20.2) million and $137.2 million for reserve credits; and $21.1 million and $24.0 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $8.9 million, $50.8 million and $30.3 million and net policy benefits recoveries of $34.1 million, $49.5 million and $21.8 million for the years ended December 21, 2003, 2002 and 2001, respectively.

     ING USA participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(1.9) million, $(2.9) million and $(0.5) million for the years ended December 31, 2003, 2002 and 2001, respectively.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12.  Commitments and Contingent Liabilities

     Leases

     For the year ended December 31, 2003 and 2002 rent expense for leases was $2.6 million and $2.4 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $2.2 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $3.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $25.2 million and $77.0 million, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


13.  Subsequent Event

     On January 1, 2004, Equitable Life, USG, and ULA, merged with and into the Company. Also on January 1, 2004, immediately after the merger, the Company changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

     The merger was accounted for based on the pooling-of-interests method. FAS 141, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under APB 16, provide a source of guidance for such transactions.

ING USA Annuity and Life Insurance Company,
formerly Golden American Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

     Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING. Equitable Life was domiciled in Iowa and offered various insurance products, including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. ULA was also domiciled in Iowa and primarily offered annuity related insurance products, as well as life and health insurance that was ceded to other insurers. USG was domiciled in Oklahoma and offered various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance.

     A Form 8-K for ING USA describing the merger, was filed on January 4, 2004 and includes unaudited pro forma condensed consolidated financial information as of, and for the periods ended, September 30, 2003 and 2002, and December 31, 2002, 2001, and 2000. Revenue and net income for the period ended December 31, 2003, had the pooling been consummated at the date of the financial statements, is $1,509.5 million and $57.3 million, respectively (unaudited).

QUARTERLY DATA (UNAUDITED)



(Millions)

2003                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue                                      $       173.1     $       150.3     $        159.8    $        130.9
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                          (12.4)             60.3*              (1.0)             17.0
Income tax expense (benefit)                                (4.3)             19.4               (7.8)             (4.8)
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $       (8.1)             40.9     $          6.8    $         21.8
                                                   ===============   ===============   ================  ================

(Millions)

2002                                                   First             Second             Third            Fourth
----                                               ---------------   ---------------   ----------------  ----------------
Total revenue previously reported                  $        69.4     $        89.2     $        141.4    $        109.4
    Adjustment (see Note 1)                                 12.6              12.6               11.1               5.6
                                                   ---------------   ---------------   ----------------  ----------------
Total revenue restated                                      82.0             101.8              152.5             115.0
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before income taxes                           (3.2)            (16.0)             (60.2)             37.2
Income tax expense (benefit)                                (1.0)             (5.5)             (19.2)             13.2
                                                   ---------------   ---------------   ----------------  ----------------
Income (loss) before cumulative effect
    of change in accounting principle                       (2.2)            (10.5)             (41.0)             24.0
                                                   ---------------   ---------------   ----------------  ----------------
Cumulative effect of change in accounting
    principle                                             (135.3)                -                  -                 -
                                                   ---------------   ---------------   ----------------  ----------------
Net income (loss)                                   $     (137.5)    $       (10.5)    $        (41.0)   $         24.0
                                                   ===============   ===============   ================  ================


* The Amendment No. 1 on Form 10-Q/A was filed with respect to the Company's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2003, filed with the Securities and Exchange Commission on August 12, 2003. The amendment No. 1 reflected an adjustment to the Company's net income for the six months ended June 30, 2003 and did not impact results for the three months ended June 30, 2003. The adjustment for the six months ended June 30, 2003 related to a transposition error in the line item "Policy acquisition costs deferred," with a corresponding tax effect in the line item "Income tax expense (Benefit)" in Part 1, Item I, Condensed Consolidated Statements of Income. Consequently, Part I, Item 2, Management's Narrative Analysis of the Results of Operations and Financial Condition, was updated to reflect these adjustments. Additionally, in accordance with Regulation S-X, the Certifications required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 were attached as exhibits to the 10-Q/A in Part II, Item 6, Exhibits and Reports on Form 8-K. The Amendment No. 1 did not contain updates to reflect any events occurring after the original August 12, 2003 filing of the Company's Form 10-Q for the quarterly period ended June 30, 2003. All information contained in the Amendment No. 1 was subject to updating and supplementing as provided in the Company's reports filed with the Securities and Exchange Commission, as may be amended, for periods subsequent to the date of the original filing of the Form 10-Q for the quarterly period ended June 30, 2003.

Financial Statements and Exhibits

(a)  Financial Statements of Businesses Acquired

     Included are the financial statements of ELIC (the survivor to the merger with Ameribest Life Insurance Company, an affiliate, on January 1, 2003), USG, and ULA, prepared in conformity with statutory accounting principles ("SAP") (financial statements for these entities were not historically prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")). These statements include audited statutory basis financial statements for the years ended December 31, 2003 and 2002.

     See (c) Exhibits for financial statements.

(b) Pro Forma Financial Information in Accordance with Accounting Principles Generally Accepted in the United States of America

     Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003

     Unaudited Pro Forma Condensed Consolidated Statements of Income for the Years Ended December 31, 2003, 2002 and 2001.

     Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements as of December 31, 2003, and for the periods ended December 31, 2003, 2002 and 2001.

     The following unaudited pro forma condensed consolidated financial information is based on the historical financial statements of ING USA, ELIC, USG, and ULA, and has been prepared to illustrate the effects of the merger of ELIC, USG, and ULA, with and into Golden. The unaudited pro forma condensed consolidated financial information is presented for illustration purposes only, and is not necessarily indicative of the operating results or financial position that would have occurred if the merger had been consummated, nor is it necessarily indicative of future operating results or financial position of the consolidated company.

Unaudited Pro Forma Condensed Consolidated Balance Sheet as of December 31, 2003
--------------------------------------------------------------------------------

                                                                                              Pro Forma       Pro Forma
(Millions)                                   ING USA        ELIC         USG         ULA     Adjustments    Consolidated
                                          -------------------------------------------------------------------------------

Assets
Investments:
   Fixed maturities, available for
     sale, at fair value                  $  5,223.3     $  3,873.7   $  6,406.5   $   594.4   $       -       $16,097.9
   Equity securities, at fair value:
     Common stock                                5.6            18.1           -           -           -            23.7
     Preferred stock                               -             0.4         1.3           -           -             1.7
     Investment in mutual funds                    -            94.9           -           -           -            94.9
     Investment in subsidiaries                    -         1,799.0           -           -    (1,799.0)(1)           -
   Mortgage loans on real estate               847.6         1,027.2     1,477.0        36.8           -         3,388.6
   Real estate                                     -             1.8         2.7           -           -             4.5
   Policy loans                                 17.5           126.5        32.2         0.9           -           177.1
   Short-term investments                       17.7               -         0.3           -           -            18.0
   Other investments                               -           237.9       (72.3)        7.7      (135.0)(2)        38.3
                                          -------------------------------------------------------------------------------

Total investments                            6,111.7         7,179.5     7,847.7       639.8    (1,934.0)       19,844.7

Cash and cash equivalents                       17.9            32.3        34.0         3.7           -            87.9
Accrued investment income                       65.4            44.1        68.6         7.6           -           185.7
Reinsurance recoverable                         13.0             2.1         0.3           -           -            15.4
Receivable for securities sold                  10.2             0.1         0.3           -           -            10.6
Deferred policy acquisition costs              835.3           825.1       162.9         3.4           -         1,826.7
Value of business acquired                       8.5            64.3        34.4         4.3           -           111.5
Due from affiliates                              4.2               -           -           -           -             4.2
Other assets                                    14.7             8.0        (2.4)        0.9           -            21.2
Assets held in separate accounts            17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total assets                              $ 24,193.5      $  9,199.9   $ 8,145.8   $   722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
   Future policy benefits and claims
     reserves                             $  5,277.3      $  5,644.7   $ 7,298.2   $   560.8   $       -      $ 18,781.0
Notes to affiliates                            170.0               -           -           -      (135.0)(2)        35.0
Due to affiliates                                  -           (54.4)        0.2         1.4           -           (52.8)
Payables for securities purchased                  -               -           -           -           -               -
Borrowed money                                 120.1           177.0       309.8           -           -           606.9
Current income taxes                             3.9            18.4        (2.3)       (0.6)          -            19.4
Deferred income taxes                          126.0           (54.8)       10.6        (2.8)          -            79.0
Other liabilities                               31.0            94.4        82.9         1.8           -           210.1
Liabilities related to separate
  accounts                                  17,112.6         1,044.4           -        63.2           -        18,220.2
                                          -------------------------------------------------------------------------------
Total liabilities                           22,840.9         6,869.7     7,699.4       623.8      (135.0)       37,898.8
                                          -------------------------------------------------------------------------------
Shareholder's equity
   Common stock                                  2.5             5.0         2.5         8.4       (15.9)(1)(3)      2.5
   Additional paid-in capital                1,358.4         3,600.3     1,468.2       188.7    (2,815.7)(1)(3)  3,799.9
   Accumulated other comprehensive income       64.2           138.6        48.2         5.4      (112.4)(1)       144.0
   Retained deficit                            (72.5)       (1,413.7)   (1,072.5)     (103.4)    1,145.0 (1)    (1,517.1)
                                          -------------------------------------------------------------------------------
Total shareholder's equity                   1,352.6         2,330.2       446.4        99.1    (1,799.0)        2,429.3
                                          -------------------------------------------------------------------------------
Total liabilities and shareholder's
  equity                                  $ 24,193.5      $  9,199.9   $ 8,145.8     $ 722.9   $(1,934.0)     $ 40,328.1
                                          ===============================================================================

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2003
--------------------------------------------------------------------------------


                                                                                                      Pro Forma        Pro Forma
(Millions)                                  ING USA         ELIC           USG            ULA        Adjustments     Consolidated
                                         -------------- ------------- -------------- -------------- --------------   --------------

Revenue:
   Premiums                               $       -      $     26.7    $       0.8    $        -      $        -      $     27.5
   Fee income                                 330.2            47.8           16.0           2.2               -           396.2
   Net investment income                      320.3           314.3          452.5          34.0           (10.2)(2)     1,110.9
   Net realized capital gains (losses)        (36.2)           (0.5)          (3.7)         11.0               -           (29.4)
   Other income (loss)                         (0.2)            4.5           (1.1)          0.6               -             3.8
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total revenue                                 614.1           392.8          464.5          47.8           (10.2)        1,509.0
                                         -------------- ------------- -------------- -------------- --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders              320.1           306.6          370.7          23.7               -         1,021.1
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                       123.8            58.2           37.6           3.3               -           222.9
       Commissions                            250.3            37.2           48.1           0.5               -           336.1
       Policy acquisition costs deferred     (210.8)         (219.5)         (61.4)         (0.4)              -          (492.1)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        184.7            99.4           57.8           6.1               -           348.0
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                            (131.6)          132.5              -             -               -             0.9
     Interest expense                          13.7             6.5            5.7             -           (10.2)(2)        15.7
                                         -------------- ------------- -------------- -------------- --------------   --------------
Total benefits, losses and expenses           550.2           420.9          458.5          33.2           (10.2)        1,452.6
                                         -------------- ------------- -------------- -------------- --------------   --------------
Income (loss) before income taxes              63.9           (28.1)           6.0          14.6               -            56.4
Income tax expense (benefit)                    2.5           (10.5)           2.1           5.1               -            (0.8)
Equity in subsidiaries                            -            65.3              -             -           (65.3)(4)           -
                                         -------------- ------------- -------------- -------------- --------------   --------------
Net income (loss)                         $    61.4       $    47.7     $      3.9     $     9.5      $    (65.3)     $     57.2
                                         ============== ============= ============== ============== ==============   ==============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2002
--------------------------------------------------------------------------------


                                                                                                  Pro Forma        Pro Forma
(Millions)                                  ING USA        ELIC          USG          ULA        Adjustments     Consolidated
                                          ------------ ------------- ------------ ------------  --------------   --------------

Revenue:
   Premiums                               $        -    $     30.2    $     1.1    $      -      $       -         $      31.3
   Fee income                                  204.0          54.0         20.0         3.7              -               281.7
   Net investment income                       197.7         249.7        416.6        44.1          (12.2)(2)           895.9
   Net realized capital gains (losses)           4.2         (43.7)       (65.7)        2.1              -              (103.1)
   Other income (loss)                           3.5          10.3          2.4         0.1              -                16.3
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total revenue                                  409.4         300.5        374.4        50.0          (12.2)            1,122.1
                                          ------------ ------------- ------------ ------------  --------------   --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders               276.5         246.0        370.5        26.8              -               919.8
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                        139.7          46.5         33.0         1.0              -               220.2
       Commissions                             288.7          41.5         71.7         0.6              -               402.5
       Policy acquisition costs deferred      (292.2)       (186.6)       (80.2)          -              -              (559.0)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                         127.8         126.0         44.5         3.8              -               302.1
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                             (104.9)        100.9            -           -              -                (4.0)
      Interest expense                          16.0           6.9          6.1           -          (12.2)(2)            16.8
                                          ------------ ------------- ------------ ------------  --------------   --------------
Total benefits, losses and expenses            451.6         381.2        445.6        32.2          (12.2)            1,298.4
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before income taxes              (42.2)        (80.7)       (71.2)       17.8              -              (176.3)
Income tax expense (benefit)                   (12.5)        (29.0)       (24.9)        6.2              -               (60.2)
Equity in subsidiaries                             -         (76.0)           -           -           76.0(4)                -
                                          ------------ ------------- ------------ ------------  --------------   --------------

Income (loss) before cumulative effect
    of change in accounting principle      $   (29.7)    $  (127.7)    $  (46.3)    $  11.6       $   76.0        $     (116.1)
                                          ============ ============= ============ ============  ==============   ==============


Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2001
--------------------------------------------------------------------------------


                                                                                                     Pro Forma       Pro Forma
(Millions)                                 ING USA         ELIC           USG            ULA        Adjustments    Consolidated
                                        -------------- -------------- ------------- -------------- --------------  --------------

Revenue:
   Premiums                             $        -      $     33.2     $      1.1     $      -       $      -       $     34.3
   Fee income                                188.9            56.7           23.9          4.8              -            274.3
   Net investment income                      94.4           234.7          481.0         54.1          (14.3)(2)        849.9
   Net realized capital gains (losses)        (6.5)          (32.7)         (55.5)         1.3              -            (93.4)
   Other income (loss)                           -             9.4            1.4            -              -             10.8
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total revenue                                276.8           301.3          451.9         60.2          (14.3)         1,075.9
                                        -------------- -------------- ------------- -------------- --------------  --------------

Benefits, losses and expenses:
   Benefits:
     Interest credited and other
       benefits to policyholders             209.0           179.2          356.1         38.9              -            783.2
   Underwriting, acquisition, and
     insurance expenses:
       General expenses                      119.9            94.7           23.3          3.3              -            241.2
       Commissions                           232.4            51.0           35.4          0.7              -            319.5
       Policy acquisition costs
         deferred                           (128.2)         (312.6)         (47.1)        (0.6)             -           (488.5)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                        49.6            55.6           65.3          4.4              -            174.9
   Goodwill                                    4.2            13.0           19.1          1.1              -             37.4
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                           (225.6)          224.6              -            -              -             (1.0)
     Interest expense                         19.4             7.3           10.8          0.3          (14.3)(2)         23.5
                                        -------------- -------------- ------------- -------------- --------------  --------------
Total benefits, losses and expenses          280.7           312.8          462.9         48.1          (14.3)         1,090.2
                                        -------------- -------------- ------------- -------------- --------------  --------------
Income (loss) before income taxes             (3.9)          (11.5)         (11.0)        12.1              -            (14.3)
Income tax expense (benefit)                   0.1             0.5            2.8          4.6              -              8.0
Equity in subsidiaries                           -           (17.8)             -            -           17.8(4)             -
                                        -------------- -------------- ------------- -------------- --------------  --------------
Net income (loss)                       $     (4.0)     $    (29.8)    $    (13.8)  $      7.5       $   17.8       $    (22.3)
                                        ============== ============== ============= ============== ==============  ==============

1.   Pro Forma Consolidation

     Statement of Financial Accounting Standards No. 141, Business Combinations ("FAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16 in order to present the condensed financial position and results of operations of ING USA Annuity and Life Insurance Company ("ING USA"), Equitable Life Insurance Company of Iowa ("ELIC"), United Life & Annuity Insurance Company ("ULA"), and USG Annuity & Life Company ("USG"), as if the entities had previously been combined. The unaudited pro forma condensed consolidated balance sheet and income statements give effect to the consolidation transaction as if it had occurred on December 31, 2003 and January 1, 2000, respectively.

     Following is a description of the pro forma adjustments that have been made to the financial statements. All pro forma adjustments are elimination entries related to intercompany transactions between the entities, as required by accounting principles generally accepted in the United States of America. There were no other pro forma adjustments.

     (1) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC investment in ING USA and USG subsidiaries.

     (2) Prior to the merger, ING USA had an outstanding surplus note payable to ELIC. The pro forma adjustment eliminates the surplus note and related interest between ING USA and ELIC.

     (3) All of the shares of capital stock of ELIC, USG, and ULA, will be canceled and retired, and ceased to exist, as of the merger with ING USA.

     (4) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC equity in ING USA and USG income.

2.   Accounting for Goodwill and Intangible Assets

     The cumulative effect of change in accounting principle for the unaudited pro forma condensed consolidated income statements for the year ended December 31, 2002, reflects the adoption of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, ("FAS 142"). During 2002, ING USA and the Merger Companies adopted FAS 142.

     The adoption of this standard resulted in an impairment loss of $1,298.5 million in 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, and is recorded as a change in accounting principle for year ended December 31, 2002.

     Effective January 1, 2002, ING USA and the Merger Companies applied the non-amortization provision (net of tax) of the new standard, which resulted in an increase in net income of $37.0 million for the twelve months ended December 31, 2002. Had ING USA and the Merger Companies been accounting for goodwill under FAS 142 for all periods presented, the Company's net income
     (loss) would have been as follows:


                                                                                  Year ended
                                                                                  December 31,
        (Millions)                                                                   2001
                                                                                --------------

        Pro forma consolidated net income (loss)                                $       (22.3)
        Add back goodwill amortization, net of tax                                       37.0
                                                                                --------------
        Adjusted pro forma consolidated net income                              $        14.7
                                                                                ==============


3.   Statutory Merger

     On January 1, 2003, Ameribest Life Insurance Company ("AMB"), an affiliated life insurance company domiciled in Georgia, was merged with ELIC.

     As FAS 141 excludes transfers of net assets or exchanges of shares between entities under common control, the merger was based on certain provisions under APB 16, which provide a source of guidance for such transactions.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16, in order to present the condensed results of operations of ELIC and AMB as if the entities had previously been combined. The pro forma condensed consolidated income statements give effect to the consolidation transaction as if it had occurred on January 1, 2001.

(c)    Exhibits

       Reference
       Number         Page       Exhibit Description

       99.1           1-40       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for Equitable Life Insurance
                                 Company of Iowa, including Report of
                                 Independent Auditors.

       99.2           1-27       Audited  statutory  basis  financial
                                 statements for the year ended December 31, 2002, for Ameribest Life Insurance Company, including Report of Independent Auditors.

       99.3           1-33       Audited statutory basis financial  statements
                                 for the years ended December 31, 2003 and 2002, for USG Annuity & Life Company, including
                                 Report of Independent Auditors.

       99.4           1-32       Audited  statutory  basis  financial
                                 statements for the years ended December 31, 2003 and 2002, for United Life & Annuity
                                 Insurance Company, including Report of
                                 Independent Auditors.
                                                                    Exhibit 99.1



                         Report of Independent Auditors

Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" which, effective January 1, 2004, merged with an affiliate ING USA Annuity and Life Insurance Company, an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Division of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.



                                                               /s/ Ernst & Young


March 22, 2004

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis


                                                                                            December 31
                                                                                     2003                 2002
                                                                                -----------------------------------
                                                                                           (In Thousands)
Admitted assets
Cash and invested assets:
  Bonds                                                                          $ 3,758,375          $ 3,207,349
  Preferred stocks                                                                       441                  441
  Common stocks                                                                      112,959              120,285
  Subsidiaries                                                                     1,073,826              811,079
  Mortgage loans                                                                   1,024,031              864,597
  Real estate, less accumulated depreciation (2003-$0;
    2002-$339)                                                                         1,800                3,651
  Contract loans                                                                     126,488              130,790
  Other invested assets                                                              247,753              180,120
  Cash and short-term investments                                                    136,325               28,002
                                                                                -----------------------------------
Total cash and invested assets                                                     6,481,998            5,346,314
Deferred and uncollected premiums, less loading (2003- $801,
  2002- $785)                                                                         63,386               64,607
Accrued investment income                                                             44,056               47,007
Reinsurance balances recoverable                                                       1,805                  785
Data processing equipment, less accumulated depreciation
  (2003-$6,791; 2002-$5,459)                                                              58                  186
Indebtedness from related parties                                                      5,015              108,320
Federal income tax recoverable (including $20,472 and $571 net
  deferred tax assets at December 31, 2003 and 2002, respectively)                    20,472               53,912
Separate account assets                                                            1,044,925              959,377
Other assets                                                                         442,871              303,168
                                                                                -----------------------------------
Total admitted assets                                                            $ 8,104,586          $ 6,883,676
                                                                                ===================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis

                                                                                          December 31
                                                                                      2003             2002
                                                                                ----------------------------------
                                                                                          (In Thousands,
                                                                                      except share amounts)
Liabilities and capital surplus
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                                                    $ 4,818,747        $ 4,294,323
    Deposit type contracts                                                           620,717            190,201
    Policyholders' funds                                                                 252                310
    Dividends payable                                                                 16,905             23,795
    Unpaid claims                                                                      1,195              2,227
                                                                                ----------------------------------
  Total policy and contract liabilities                                            5,457,816          4,510,856
  Accounts payable and accrued expenses                                               36,740             31,714
  Indebtedness to related parties                                                    133,258             66,265
  Asset valuation reserve                                                             38,410             26,123
  Interest maintenance reserve                                                        29,987             15,472
  Federal income taxes payable                                                        18,417                  -
  Borrowed money, net                                                                176,983            148,996
  Other liabilities                                                                  (13,244)           (19,337)
  Separate account liabilities                                                     1,044,925            959,377
                                                                                ----------------------------------
Total liabilities                                                                  6,923,292          5,739,466
Capital and surplus:
   Common stock: $1.00 par value; authorized 7,500,000 shares,
     issued and outstanding 5,000,300 shares                                           5,000              5,000
   Paid in and contributed surplus                                                 1,236,632          1,236,632
   Unassigned deficit                                                                (60,338)           (97,422)
                                                                                ----------------------------------
Total capital and surplus                                                          1,181,294          1,144,210
                                                                                ----------------------------------
Total liabilities and capital and surplus                                        $ 8,104,586        $ 6,883,676
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis


                                                                                     Year ended December 31
                                                                                     2003              2002
                                                                                ----------------------------------
                                                                                         (In Thousands)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                               $ 2,133,311         $ 1,839,818
   Policy proceeds and dividends left on deposit                                       2,026               1,840
   Net investment income                                                             307,296             247,193
   Amortization of interest maintenance reserve                                       (2,855)             (1,930)
   Commissions, expenses paid and other miscellaneous expenses                            86                 179
   Other income                                                                       17,534              23,058
                                                                                ----------------------------------
Total premiums and other revenues                                                  2,457,398           2,110,158
Benefits paid or provided:
  Death benefits                                                                      41,587              44,630
  Annuity benefits                                                                   114,717             124,590
   Surrender benefits                                                                683,949             692,942
   Interest on policy or contract funds                                               10,524               5,440
   Other benefits                                                                      6,398               7,943
   Increase in life, annuity, and accident and health reserves                     1,433,202           1,201,144
   Net transfers from separate accounts                                             (121,443)           (135,686)
                                                                                ----------------------------------
Total benefits paid or provided                                                    2,168,934           1,941,003
Insurance expenses:
  Commissions                                                                        206,214             158,533
  General expenses                                                                    54,442              44,751
  Insurance taxes, licenses and fees, excluding federal income taxes                   2,581               3,824
  Other deductions                                                                     2,281                 756
                                                                                ----------------------------------
Total insurance expenses                                                             265,518             207,864
                                                                                ----------------------------------
Gain (loss) from operations before policyholder dividends, federal
  income taxes and net realized capital gains (losses)                                22,946             (38,709)
Dividends to policyholders                                                            13,683              23,406
                                                                                ----------------------------------
Gain (loss) from operations before federal income taxes and net realized
   capital gains (losses)                                                              9,263             (62,115)
Federal income taxes                                                                  26,865              37,810
                                                                                ----------------------------------
Loss from operations before net realized capital gains (losses)                      (17,602)            (99,925)
Net realized capital gains (losses) net of income tax expense (benefit)
   2003 - $(9,263) and 2002 - $(10,546); and excluding net transfers to the
   interest maintenance reserve 2003 - $11,660 and 2002 - $3,157                       2,597             (22,521)
                                                                                ----------------------------------
Net loss                                                                         $   (15,005)        $  (122,446)
                                                                                ==================================


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
Common stock:
  Balance at beginning and end of year                                          $     5,000          $     5,000
                                                                                -------------        -------------
Paid-in and contributed surplus:
   Balance at beginning of year                                                   1,236,632              721,632
   Capital contributions                                                                  -              515,000
                                                                                -------------        -------------
   Balance at end of year                                                         1,236,632            1,236,632
                                                                                -------------        -------------
Unassigned deficit:
   Balance at beginning of year                                                     (97,422)             329,096
   Net loss                                                                         (15,005)            (122,446)
   Change in net unrealized capital gains or losses                                  40,085             (307,450)
   Change in nonadmitted assets                                                       7,194              (58,896)
   Change in asset valuation reserve                                                (12,287)                 670
   Change in net deferred income tax                                                 17,097               61,604
                                                                                -------------        -------------
   Balance at end of year                                                           (60,338)             (97,422)
                                                                                -------------        -------------
Total capital and surplus                                                       $ 1,181,294          $ 1,144,210
                                                                                =============        =============


   The accompanying notes are an integral part of these financial statements.

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis


                                                                                        Year ended December 31
                                                                                     2003                2002
                                                                                -------------       ---------------
                                                                                          (In Thousands)
Operations
Premiums, policy proceeds, and other
  considerations received, net of reinsurance paid                              $  2,134,739        $    1,780,915
Net investment income received                                                       375,667               293,438
Commissions, expenses paid and miscellaneous expenses                             (1,130,672)              (920,278)
Benefits paid                                                                       (990,503)             (875,116)
Net transfers from separate accounts                                                 125,168               148,848
Dividends paid to policyholders                                                      (20,097)              (23,568)
Federal income taxes received (paid)                                                  54,155               (47,836)
Other revenues                                                                        19,771                24,690
                                                                                -------------       ---------------
Net cash provided by operations                                                      568,228               381,093

Investment activities
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                            4,136,759             3,714,591
  Preferred and common stocks                                                         28,835                   357
  Mortgage loans                                                                     164,802               103,567
  Real estate                                                                          1,550                 2,241
  Other invested assets                                                                  970                51,647
  Net (losses) gains on cash and short term investments                                 (312)                    3
  Miscellaneous proceeds                                                                 139                84,645
                                                                                -------------        --------------
Net proceeds from sales, maturities, or repayments of investments                  4,332,743             3,957,051

Cost of investments acquired:
  Bonds                                                                            4,739,924             4,117,843
  Preferred and common stocks                                                        246,024               556,492
  Mortgage loans                                                                     324,206               121,122
  Other invested assets                                                                  509                   844
  Miscellaneous applications                                                          71,432               106,949
                                                                                -------------        --------------
Total cost of investments acquired                                                 5,382,095             4,903,250
Net change in contract loans                                                           4,302                 9,638
                                                                                -------------        --------------
Net cash used in investment activities                                            (1,045,050)             (936,561)

Financing and miscellaneous activities
Cash provided:
  Capital and surplus paid-in                                                              -               506,300
  Borrowed money                                                                      27,987                13,008
  Net deposits on deposit-type contract funds                                        412,265                21,616
  Other uses                                                                         144,893               (42,858)
                                                                                -------------        --------------
Net cash provided by financing and miscellaneous activities                          585,145               498,066
                                                                                -------------        --------------
Net change in cash and short-term investments                                        108,323               (57,402)
Cash and short-term investments:
   Beginning of year                                                                  28,002                85,404
                                                                                -------------        --------------
   End of year                                                                  $    136,325         $      28,002
                                                                                =============        ==============


   The accompanying notes are an integral part of these financial statements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company  offers  various  insurance  products  including  deferred  and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     On December 12, 2002, the Board of Directors of the Company approved a plan of merger with an affiliate of the Company, Ameribest Life Insurance Company, a Georgia domiciled company, effective January 1, 2003. The Company was the surviving corporation of the transaction. The 1,666,666.67 issued and outstanding shares of Ameribest Life Insurance Company were retired and canceled upon the effective time and date of the merger. The Georgia Department of Insurance approved the merger on December 18, 2002 and the Iowa Department of Insurance approved the merger on December 27, 2002, with the effective date of the merger being January 1, 2003. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net loss and other capital and surplus adjustments for the twelve months ended December 31, 2002, were $2,082,573,000, $(119,795,000) and
     $210,415,000 respectively for the Company and $27,585,000, $(2,651,000) and
     $513,000 respectively for Ameribest.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------
     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company uses derivatives such as interest rate swaps, caps and floors and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership agreements, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest rate method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $239,161,000 at December 31, 2003. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,514,000 at December 31, 2003.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Data Processing Equipment

     Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

     Participating Insurance

     Participating business approximates less than 12% of the Company's ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $13,683,000 and $23,406,000 were incurred 2003 and 2002, respectively.

     Pension Plans

     The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                             December 31
                                                                                     2003                   2002
                                                                                ----------------      ---------------
                                                                                           (In Thousands)

     Deferred federal income taxes                                              $     154,178         $     160,490
     Agents' debt balances                                                                376                   267
     Furniture and equipment                                                            2,668                 4,337
     Leasehold improvements                                                               902                 1,033
     Deferred and uncollected premium                                                     145                   426
     Commuted commission                                                                  829                 1,108
     Suspense debts                                                                     4,264                 3,586
     Other                                                                                922                   231
                                                                                ----------------      ---------------
     Total nonadmitted assets                                                   $     164,284         $     171,478
                                                                                ================      ===============


     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $665,500,000 and repaid $698,900,000 in 2003, and borrowed $1,267,535,000 and repaid $1,267,535,000 in 2002. These borrowings were on a short-term basis at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $61,876 and $206,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Division of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                               Gross       Gross
                                                                                 Amortized   Unrealized  Unrealized     Fair
                                                                                   Cost         Gains      Losses       Value
                                                                                -----------  ----------  -----------  ----------
                                                                                                  (In Thousands)

     At December 31, 2003:
     U.S. Treasury securities                                                   $   63,442   $      746  $       41   $   64,147
       obligations of U.S. government
       corporations and agencies
     States, municipalities,
       and political subdivisions                                                   15,248           12       1,208       14,052
     Foreign government                                                             95,347        9,942         525      104,764
     Public utilities securities                                                   358,013       18,034       2,097      373,950
     Corporate securities                                                        1,767,783       96,572      12,490    1,851,865
     Mortgage-backed securities                                                    947,342       17,669      16,982      948,029
     Commercial mortgage-backed securities                                         172,654       11,602         584      183,672
     Other structured securities                                                   339,186        5,674      11,660      333,200
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,759,015      160,251      45,587    3,873,679
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 108,680        4,304          25      112,959
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       109,121        4,304          25      113,400
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,868,136   $  164,555  $   45,612   $3,987,079
                                                                                ===========  ==========  ===========  ==========
     December 31, 2002:
     U.S. Treasury securities and
       obligations of U.S. government
       corporations and agencies                                                $   23,522   $    1,617  $        -   $   25,139
     States, municipalities,
       and political subdivisions                                                      248           11           -          259
     Foreign government                                                            172,130       12,466       4,538      180,058
     Public utilities securities                                                   213,753       10,027       3,722      220,058
     Corporate securities                                                        1,508,444       97,591      12,406    1,593,629
     Mortgage-backed securities                                                    911,369       41,639      20,820      932,188
     Other structured securities                                                   378,523       23,113      19,667      381,969
                                                                                -----------  ----------  -----------  ----------
     Total fixed maturities                                                      3,207,989      186,464      61,153    3,333,300
                                                                                -----------  ----------  -----------  ----------
     Preferred stocks                                                                  441            -           -          441
     Common stocks                                                                 120,051          234           -      120,285
                                                                                -----------  ----------  -----------  ----------
     Total equity securities                                                       120,492          234           -      120,726
                                                                                -----------  ----------  -----------  ----------
     Total                                                                      $3,328,481   $  186,698  $   61,153   $3,454,026
                                                                                ===========  ==========  ===========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                 More than 6
                                               months and less
                           Less than 6          than 12 months      More than 12
                        months below cost         below cost       months below cost           Total
                       -------------------  -------------------  -------------------   ------------------
                                                         (In Thousands)

     Fair value         $     521,371        $     315,592        $      53,556         $    890,519
     Unrealized loss            4,839               21,102               19,646               45,587


     Of the unrealized losses more than 6 months and less than 12 months in duration of $21,102,000, there were $4,481,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $16,621,000 as of December 31, 2003 included the following significant items:

          $9,004,000 of unrealized losses related to mortgage-backed and structure securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $118,777,000.

          $4,324,000 of unrealized losses related to the energy/utility industry, for which the fair value was $75,347,000. During 2003, the energy sector recovered due to a gradually improving economic picture. Current analysis indicates the debt will be serviced in accordance with the contractual terms.

          $1,895,000 of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $1,858,000 for which the fair value was $11,796,000. Credit exposures are in the beverage industry in Italy and Great Britain.

          $1,398,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $26,033,000. During 2003, the sector recovered somewhat due to a gradually improving economy. Credit exposure is primarily focused in what management believes to be the largest and most financially secure companies in the sector.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Of the unrealized losses more than 12 months in duration of $19,645,000, there were $197,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $19,448,000 as of December 31, 2003 included the following significant items:

          $17,930,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $31,213,000.

          $654,000 of unrealized losses related to the airline industry, for which the fair value was $10,725,000. During 2003, the airline industry continued to suffer from decreased passenger volumes partially offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates for which the specific collateral is represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $864,000 relate to a fair value of $9,161,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                     Amortized           Fair
                                                                                       Cost              Value
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     December 31, 2003
     Maturity:
       Due in 1 year or less                                                    $     23,004      $      23,270
       Due after 1 year through 5 years                                              948,836            997,266
       Due after 5 years through 10 years                                            950,055            997,168
       Due after 10 years                                                            377,938            391,074
                                                                                ----------------  ----------------
                                                                                   2,299,833          2,408,778

     Mortgage-backed securities                                                      947,342           948,029
     Commercial mortgage-backed securities                                           172,654           183,672
     Other structured securities                                                     339,186           333,200
                                                                                ----------------  ----------------
     Total                                                                      $  3,759,015      $  3,873,679
                                                                                ================  ================

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $2,434,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2003 and 2002 is as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Amortized cost                                                             $   3,759,015     $   3,207,989
     Less nonadmitted bonds                                                              (640)             (640)
                                                                                ----------------  ----------------
     Carrying value                                                             $   3,758,375     $   3,207,349
                                                                                ================  ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $2,329,158,000 and $2,334,028,000 in 2003 and
     2002, respectively. Gross gains of $48,928,000 and $43,441,000 and gross losses of $11,521,000 and $37,946,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Equity securities - affiliated                                             $      5,349      $         35
     Equity securities - unaffiliated                                                    215                 -
     Bonds                                                                           222,611           249,688
     Mortgage loans                                                                   67,158            66,004
     Contract loans                                                                    6,464             7,840
     Real estate                                                                         367               757
     Other                                                                            26,435           (58,291)
                                                                                ----------------  ----------------
     Total investment income                                                         328,599           266,033

     Investment expenses                                                             (21,303)          (18,840)
                                                                                ----------------  ----------------
     Net investment income                                                      $    307,296      $    247,193
                                                                                ================  ================

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                            December 31
                                                                                       2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Investment purchase commitments                                            $     37,678      $       47,317


Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $126,983,000 and $95,972,777 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $126,317,000 and $95,936,000 and a fair value of $127,423,000 and $97,433,000 at December 31, 2003 and 2002, respectively.
     The securities have a weighted average coupon of 5.4% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003 and 2002, the amounts outstanding on these agreements were $0 and $3,000,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $0 and $3,135,000 and a fair value of $0 and $3,163,000 at December 31, 2003 and 2002, respectively.

     The maximum and minimum lending rates for new long-term commercial mortgage loans during 2003 were 6.20% and 2.78%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 89.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2003 and 2002 was $54,000 and $23,000, respectively.


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     The Company uses S&P Options to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, both of which are carried at far value with the change in value running through the income statement. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                                 Notional    Carrying      Fair
                                                                                  Amount       Value       Value
                                                                                ----------   ----------   ---------
                                                                                           (In Thousands)

     December 31, 2003
     Interest rate contracts:
       Swaps                                                                    $  316,584   $        -   $  (9,103)
       Caps owned                                                                  595,000        1,231          10
       Options owned                                                             1,287,802      100,942     100,942
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $2,199,386   $  102,173   $  91,849
                                                                                ==========   ==========   =========

     December 31, 2002
     Interest rate contracts:
       Swaps                                                                    $  266,098   $        -   $  (4,428)
       Caps owned                                                                  743,000        2,508         908
       Options owned                                                               856,438       30,325      30,325
                                                                                ----------   ----------   ---------
     Total derivatives                                                          $1,865,536   $   32,833   $  26,805
                                                                                ==========   ==========   =========


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade corporate bonds with an aggregate book value of $244,590,000 and $215,967,000 and with an aggregate market value of $256,968,000 and $201,208,000 at December 31, 2003 and
     2002, respectively. Those holdings amounted to 6.5% of the Company's investments in bonds and 3.5% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $96,917,000 and $73,548,000 with an aggregate NAIC market value of $99,937,000 and $79,056,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.5% of the Company's investment in bonds and 1.4% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (18.74%) and Texas (9.18%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $29,000,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount       Percent
                                                                                -------------  ----------
                                                                                     (In Thousands)

     December 31, 2003
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  2,005,225      34.0%
       At book value less surrender charge                                         1,270,988      21.5
        At fair value                                                              1,020,807      17.3
                                                                                -------------  ----------
     Subtotal                                                                      4,297,020      72.8

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         716,305      12.1
     Not subject to discretionary withdrawal                                         885,463      15.1
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         5,898,788     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          556,052
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  5,342,736
                                                                                =============
     December 31, 2002
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                             $  1,813,570      37.2%
       At book value less surrender charge                                           864,057      17.7
       At fair value                                                               1,079,649      22.2
                                                                                -------------  ----------
     Subtotal                                                                      3,757,276      77.1

     Subject to discretionary withdrawal (without adjustment):
       At book value with minimal or no charge or adjustment                         447,961       9.2
     Not subject to discretionary withdrawal                                         669,775      13.7
                                                                                -------------  ----------
     Total annuity reserves and deposit
       fund liabilities before reinsurance                                         4,875,012     100.0%
                                                                                               ==========
     Less reinsurance ceded                                                          576,980
                                                                                -------------
     Net annuity reserves and deposit fund liabilities                          $  4,298,032
                                                                                =============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Employee Benefit Plans

     Pension Plan and Postretirement Benefits

     Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company, along with certain other US subsidiaries of ING AIH, were merged into one plan, which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

     The Company also provides certain health care and life insurance benefits for retired employees.

     A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:


                                                          Pension Benefits          Other Benefits
                                                       -----------------------  ----------------------
                                                          2003         2002        2003        2002
                                                       ----------  -----------  ----------  ----------
                                                                        (In Thousands)
    Change in benefit obligation
     Benefit obligation at beginning of year           $  8,115    $   13,015   $  6,694    $   5,383
     Service cost                                             -           546        676          210
     Interest cost                                          540         1,008        410          400
     Contribution by plan participants                        -             -      2,048          376
     Actuarial gain (loss)                                2,103        (6,153)    (1,471)         373
     Benefits paid                                         (415)         (301)    (2,667)        (847)
     Plan amendments                                          -             -          -          799
                                                       ----------  -----------  ----------  ----------
     Benefit obligation at end of year                 $ 10,343    $    8,115   $  5,690    $   6,694
                                                       ==========  ===========  ==========  ==========

     Change in plan assets
     Fair value of plan assets at beginning of year    $      -    $        -   $      -    $       -
     Actual return on plan assets                             -             -          -            -
     Employer contribution                                  415           301        619          471
     Plan participants' contributions                         -             -      2,048          376
     Benefits paid                                         (415)         (301)    (2,667)        (847)
                                                       ----------  -----------  ----------  ----------
Fair value of plan assets at end of year               $      -    $        -   $      -    $       -
                                                       ==========  ===========  ==========  ==========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------


                                                            Pension Benefits          Other Benefits
                                                       ------------------------- ------------------------
                                                          2003         2002        2003        2002
                                                       -----------  ------------ ------------ -----------
                                                                        (In Thousands)

     Funded status                                     $ (10,343)   $ (8,115)    $ (5,690)    $ (6,694)
     Unamortized prior service credit                       (290)       (318)        (648)        (746)
     Unrecognized net (gain) or loss                      (1,276)     (3,715)      (1,917)       2,566
     Remaining net obligation                                 28          31        2,733            -
                                                       -----------  ------------ ------------ -----------
     Net amount recognized                             $ (11,881)   $(12,117)    $ (5,522)    $ (4,874)
                                                       ===========  ============ ============ ===========

     Components of net periodic benefit cost
     Service cost                                      $       -    $    546     $    676     $    210
     Interest cost                                           540       1,008          410          400
     Expected return on plan assets                            -           -            -            -
     Amortization of unrecognized transition
       obligation or transition assets                         2           2          304          304
     Amount of recognized gains and losses                  (336)        100          (25)         (42)
     Amount of prior service cost recognized                 (28)        (28)         (98)         701
     Amount of gain or loss recognized
       due to a settlement or curtailment                      -           -            -            -
                                                       ------------ ------------ ------------ -----------
     Total net periodic benefit cost                   $     178    $  1,628     $  1,267     $  1,573
                                                       ============ ============ ============ ===========

     In addition, the Company has a pension benefit obligation and an other benefit obligation for non-vested employees as of December 31, 2003 and 2002 in the amount of $623,000 and $682,000, and $3,665,000 and $2,633,000
     (OPEB obligation), respectively.

     Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2003 and 2002 were as follows:


                                                              2003              2002
                                                       ----------------  -----------------
     Weighted-average discount rate                           6.25 %            6.75 %
     Rate of increase in compensation level                   3.75 %            3.75 %
     Expected long-term rate of return on assets              8.75 %            9.00 %


     The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10.0% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $48,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $46,000.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     401(k) Plan

     The ING Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $569,000 and $681,000 for 2003 and 2002, respectively.


8.   Separate Accounts

     Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The general nature and characteristics of the separate accounts business follows:


                                                                                 Nonguaranteed
                                                                                   Separate
                                                                                   Accounts
                                                                                --------------
                                                                                (In Thousands)

     December 31, 2003
     Premium, consideration or deposits for year ended December 31, 2003        $    23,144
                                                                                ==============

     Reserves for accounts with assets at:
       Market value                                                             $ 1,020,807
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $ 1,020,807
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to discretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                            1,020,807
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
     Subtotal                                                                     1,020,807

     Not subject to discretionary withdrawal                                              -
                                                                                --------------
     Total separate account reserves                                            $ 1,020,807
                                                                                ==============
     December 31, 2002
     Premium, consideration or deposits for year ended December 31, 2002        $    33,970
                                                                                ==============
     Reserves for accounts with assets at:
       Market value                                                             $   931,533
       Amortized cost                                                                     -
                                                                                --------------
     Total reserves                                                             $   931,533
                                                                                ==============
     Reserves for separate accounts by withdrawal characteristics:
       Subject to descretionary withdrawal:
         With market value adjustment                                           $         -
       At book value without market value adjustment
         less current surrender charge of 5% or more                                      -
       At market value                                                              931,533
       At book value without market value adjustment
         less current surrender charge of less than 5%                                    -
                                                                                --------------
       Subtotal                                                                     931,533
       Not subject to discretionary withdrawal                                            -
                                                                                --------------
     Total separate account reserves                                            $   931,533
                                                                                ==============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)
     Transfers as reported in the Summary of Operations
      of the Separate Accounts Statement:
      Transfers to separate accounts                                            $     23,144      $       33,970
      Transfers from separate accounts                                               144,588             169,689
                                                                                ----------------  ----------------
     Net transfers from separate accounts                                           (121,444)           (135,719)

     Reconciling adjustments:
      Other transfers                                                                      1                  33
                                                                                ----------------  ----------------
Transfers as reported in the Statement of Operations                            $   (121,443)     $     (135,686)
                                                                                ================  ================


9.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $1,912,796,000 and $1,299,151,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:



                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  -------------
                                                                                       (In Thousands)

     Premiums                                                                   $     5,107    $     5,223
     Benefits paid or provided                                                        7,356          8,481
     Policy and contract liabilities at year end                                    585,318        604,861


     During 2003 and 2002, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Federal Income Taxes

     The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) at December 31 are as follows:


                                                                                       December 31
                                                                                    2003          2002
                                                                                -------------  ------------
                                                                                      (In Thousands)

     Total gross deferred tax assets                                            $    180,746   $   166,200
     Total deferred tax liabilities                                                   (6,096)       (5,139)
                                                                                -------------  ------------
     Net deferred tax asset                                                          174,650       161,061
     Deferred tax asset nonadmitted                                                 (154,178)     (160,490)
                                                                                -------------  ------------
     Net admitted deferred tax asset                                            $     20,472   $       571
                                                                                =============  ============
     Decrease (increase) in nonadmitted asset                                   $      6,312   $   (63,007)
                                                                                =============  ============


     Significant components of income taxes incurred as of December 31 are:

     Current income taxes incurred consisted of the following major components:


                                                                                        December 31
                                                                                    2003           2002
                                                                                -------------  ------------
                                                                                       (In Thousands)

     Federal taxes on stand alone operations                                    $    26,865    $   (18,201)
     Federal taxes paid to affiliates under tax sharing agreement                         -         67,278
     Consolidated operations loss carryback utilized                                      -        (11,267)
                                                                                -------------  ------------
     Total taxes on operations                                                       26,865         37,810
                                                                                -------------  ------------
     Federal taxes on capital gains                                                  (9,263)        (1,301)
     Federal taxes paid to affiliates under tax sharing agreement                         -          3,896
     Consolidated operations loss carryback utilized                                      -        (12,625)
                                                                                -------------  ------------
     Total taxes on capital gains                                                    (9,263)       (10,030)
                                                                                -------------  ------------
     Total taxes incurred                                                       $    17,602    $    27,780
                                                                                =============  ============

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                        December 31
                                                                                    2003             2002
                                                                                --------------  --------------
                                                                                       (In Thousands)

     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                               $    25,293     $     31,238
       Insurance reserves                                                            21,429           21,250
       Investments                                                                   18,791           19,753
       Policyholder dividends                                                         5,917            8,328
       Nonadmitted assets                                                             3,484            3,700
       Unrealized loss on investments                                                     -              704
       Goodwill                                                                         799              880
       Operations loss carryforwards                                                 92,808           72,890
       AMT carryforward                                                               4,000                -
       Other                                                                          8,225            7,457
                                                                                --------------  --------------
     Total deferred tax assets                                                      180,746          166,200
     Deferred tax assets nonadmitted                                               (154,178)        (160,490)
                                                                                --------------  --------------
     Admitted deferred tax assets                                                    26,568            5,710
                                                                                --------------  --------------
     Deferred tax liabilities resulting from book/tax differences in:
       Fixed assets                                                                      62            2,164
       Investments                                                                      746              132
       Due & deferred premiums                                                        2,196            2,488
       Unrealized gains on investments                                                3,092                -
       Other                                                                              -              355
                                                                                --------------  --------------
     Total deferred tax liabilities                                                   6,096            5,139
                                                                                --------------  --------------
     Net admitted deferred tax asset                                            $    20,472     $        571
                                                                                ==============  ==============


     The change in net deferred income taxes is comprised of the following:


                                                                                           December 31
                                                                                   2003        2002       Change
                                                                                ----------  ----------  ----------
                                                                                          (In Thousands)

     Total deferred tax asset                                                   $ 180,746   $ 166,199   $  14,547
     Total deferred tax liabilities                                                 6,096       5,139         957
                                                                                ----------  ----------  ----------
     Net deferred tax asset                                                     $ 174,650   $ 161,060   $  13,590
                                                                                ==========  ==========
     Remove current year change in unrealized gains                                                         3,507
                                                                                                        ----------
     Change in net deferred income tax                                                                     17,097
     Remove other items in surplus:
       Current year change in non-admitted assets                                                             216
       Other                                                                                                  289
                                                                                                        ---------
                                                                                                        $  17,602
                                                                                                        =========

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income, (including capital items) before income taxes. The significant items causing this difference are:


                                                                                   Year Ended
                                                                                December 31, 2003
                                                                                -----------------
                                                                                 (In Thousands)

     Ordinary income                                                            $         9,263
     Capital gains (losses)                                                               4,994
                                                                                -----------------
     Total pre-tax income                                                       $        14,257
                                                                                =================
     Provision computed at statutory rate                                       $         4,990
     Refinement of deferred tax balances                                                 (4,529)
     Interest maintenance reserve                                                           999
     Dividends received deduction                                                        (1,483)
     Other                                                                                   23
                                                                                -----------------
     Total                                                                      $             -
                                                                                =================
     Federal income taxes incurred                                              $        17,602
     Change in net deferred income taxes                                                (17,602)
                                                                                -----------------
     Total statutory income taxes                                               $             -
                                                                                =================

     The Company has operations loss carryforwards of $265,165,000, which expire in 2017.

     The Company had a payable to the United States Treasury of $15,723,000 and a receivable from the United States Treasury of $55,341,000 for federal income taxes as of December 31, 2003 and 2002, respectively. In addition, under the inter-company tax sharing agreement, the Company has a net payable of $11,526,000 and a net receivable of $28,301,000 at December 31, 2003 and 2002, respectively, for federal income taxes with its subsidiaries.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Investment in and Advances to Subsidiaries

     Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Common stock                                                               $   1,073,826     $     811,079
     (Payable to) receivable from subsidiaries                                        (94,524)            2,102


     Summarized financial information for these subsidiaries is as follows:


                                                                                            December 31
                                                                                      2003              2002
                                                                                ----------------  ----------------
                                                                                           (In Thousands)

     Revenues                                                                   $    5,835,610    $     7,929,991
     Income (loss) before net realized gains on investments                            113,648           (235,729)
     Net loss                                                                           39,172           (277,136)
     Admitted assets                                                                31,161,112         24,301,380
     Liabilities                                                                    30,087,287         23,490,301


12.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of the statutory net gain from operations or ten percent of surplus at December 31 of the preceding year. In 2004, the Company can pay dividends of $118,000,000 without prior approved from the Iowa Division of Insurance.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company met the RBC requirements.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                                    December 31
                                                                                          2003                     2002
                                                                                ------------------------ ------------------------
                                                                                 Carrying       Fair       Carrying       Fair
                                                                                   Value        Value        Value        Value
                                                                                ------------ ------------ ------------ -----------
                                                                                                    (In Thousands)
     Assets:
       Bonds                                                                    $ 3,758,375  $ 3,873,679  $ 3,207,349  $ 3,333,300
       Preferred stocks                                                                 441          441          441          441
       Unaffiliated common stocks                                                   108,680      112,959          285          285
       Mortgage loans                                                             1,024,031    1,086,163      864,597      948,750
       Contract loans                                                               126,488      126,488      130,790      130,790
       Derivative securities                                                        102,173       91,849       32,833       26,805
       Short-term investments                                                       104,000      104,000       22,821       22,821
       Cash                                                                          32,325       32,325        5,181        5,181
       Investment in surplus notes                                                  135,000      167,805      135,000      191,228
       Indebtedness from related parties                                              5,015        5,015      108,320      108,319
       Separate account assets                                                    1,044,925    1,044,925      959,377      959,377
       Receivable for securities                                                        176          176          210          210

     Liabilities:
       Individual and group annuities                                             3,701,212    3,591,686    3,131,561    3,052,911
       Guaranteed investment contracts                                              425,401      425,449            -            -
       Deposit type contract                                                        195,316      195,316      190,201      191,677
       Policyholder funds                                                            18,351       18,351       26,333       26,333
       Indebtedness to related parties                                              133,258      133,258       66,265       66,265
       Separate account liabilities                                               1,044,925    1,044,925      959,377      959,377

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 11% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2003 and 2002 is $4,968,378,000 and $4,232,177,000, respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Investment in surplus notes: Estimated fair values for investment in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Commitments and Contingencies

     Subsidiary Guarantees

     The Company guarantees contractual policy claims of its subsidiaries, Golden American Life Insurance Company and USG Annuity & Life Company. In the unlikely event that Golden American Life Insurance Company and USG Annuity & Life Company were unable to fulfill their obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company's future operations or financial position.

     The Company leases its home office space and certain other equipment under operating leases that expire through 2017. During the years ended December 31, 2003 and 2002, rent expense totaled $5,528,000 and $4,951,000, respectively. At December 31, 2003, minimum rental payments due under all non-cancelable operating leases are: 2004 - $5,326,000, 2005 - $5,324,000,
     2006 - $5,324,000,  2007 - $5,135,000 and 2008 - $4,948,000 and $42,466,000
     thereafter.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, ave received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to reporting to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted on variable life insurance customer or ReliaStar Life Insurance Company ("ReliaStar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.


15.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred interest expense of $0 and $171,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 and $16,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to BONY.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

16.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING United States Life Insurance Companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $14,461,000 and $11,118,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $15,551,000 and $3,029,000 for the years ended December 31, 2003 and 2002, respectively.

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any Company borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $61,000 and interest income of $730,000 for the year ended December 31, 2003. At December 31, 2003, the Company had $0 payable to ING AIH and $104,000,000 receivable from ING AIH, which is reported on the balance sheets in cash and short-term investments.

     Promissory note: The Company has a promissory note in the amount of $50,000,000 payable to Lion Connecticut Holdings, Inc. The note was issued on April 15, 1997. Interest is charged at an annual rate of 8.75%, and the face amount is due on April 1, 2007. The Company incurred interest expense of $4,375,000 on this note for the years ended December 31, 2003 and 2002, respectively. There are no collateral requirements on this promissory note. This note is reported on the balance sheets in borrowed money.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with a member of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Equitable Life Insurance Company of Iowa
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Services Agreement with ING Financial Adviser, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

     Subsidiaries

     The Company owned, as of December 31, 2003, 100% of the capital stock, valued on the equity basis of, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


17.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $3,492,000 and $3,494,000 as of December 31, 2003 and 2002,
     respectively, and has recorded a liability. The Company has also recorded an asset of $81,000 and $473,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

18.  Subsequent Events

     Golden American Life Insurance Company ("Golden"), requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. The Company, United Life & Annuity Insurance Company ("ULA"), and USG Annuity and Life Company ("USG") requested the Iowa Division of Insurance (for the Company and ULA) and the Oklahoma Department of Insurance (for USG) approve the merger of the affiliated life insurance company operations of the Company, ULA, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Division of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance on August 11, 2003.

                                                                    Exhibit 99.2


                         Report of Independent Auditors



Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of United Life & Annuity Insurance Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Department.



                                                            /s/ Ernst and Young


March 22, 2004

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                            (In Thousands)
Admitted assets
Cash and invested assets:
      Bonds                                                                     $    580,896       $     608,870
      Common stocks                                                                        2                  10
      Subsidiary                                                                          25                  25
      Mortgage loans                                                                  36,853              34,829
      Policy loans                                                                       880                 933
      Other invested assets                                                            6,739              13,908
      Cash and short-term investments                                                  3,700              14,741
                                                                                ---------------    ---------------
Total cash and invested assets                                                       629,095            673,316

Deferred and uncollected premiums, less loading (2003 - $0; 2002 - $0)                   (30)               (30)
Accrued investment income                                                              7,614              8,523
Reinsurance balances recoverable                                                          45                112
Federal income tax recoverable (including $2,639 and $5,385 net deferred tax
  assets at December 31, 2003 and 2002, respectively)                                  3,246              6,791
Separate account assets                                                               63,193             64,410
Other assets                                                                             784                375
                                                                                ---------------    ---------------
Total admitted assets                                                           $    703,947       $    753,497
                                                                                ===============    ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis


                                                                                         December 31
                                                                                    2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                      except share amounts)
Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $    540,198       $    586,755
        Deposit type contracts                                                        13,869             14,926
        Unpaid claims                                                                      -                 25
                                                                                ----------------   ---------------
     Total policy and contract liabilities                                           554,067            601,706

     Interest maintenance reserve                                                      4,800                188
     Accounts payable and accrued expenses                                             2,657              1,243
     Indebtedness to related parties                                                   1,293              1,634
     Asset valuation reserve                                                           5,966              5,743
     Other liabilities                                                                (2,878)            (2,633)
     Separate account liabilities                                                     63,193             64,410
                                                                                ----------------   ---------------
Total liabilities                                                                    629,098            672,291

Capital and surplus:
     Common stock, authorized 4,200,528 shares of $2.00 par value,
        4,200,528 issued and outstanding                                               8,401              8,401
     Paid-in and contributed surplus                                                  41,241             41,241
     Unassigned surplus                                                               25,207             31,564
                                                                                ----------------   ---------------
Total capital and surplus                                                             74,849             81,206
                                                                                ----------------   ---------------
Total liabilities and capital and surplus                                       $    703,947       $    753,497
                                                                                ================   ===============


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $        1,629     $        1,228
     Policy proceeds and dividends left on deposit                                         491                205
     Net investment income                                                              34,743             44,256
     Amortization of interest maintenance reserve                                        1,075              1,656
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                                  383                502
     Other income                                                                        1,599              1,598
                                                                                ----------------   ----------------
Total premiums and other revenues                                                       39,920             49,445

Benefits paid or provided:
     Annuity benefits                                                                   19,306             20,309
     Surrender benefits                                                                 67,727            100,443
     Interest on policy or contract funds                                                  231                598
     Other benefits                                                                        (25)                25
     Life contract withdrawals                                                           1,712              1,170
     Decrease in life, annuity, and accident and health reserves                       (46,557)           (69,041)
     Net transfers from separate accounts                                              (12,060)           (17,382)
                                                                                ----------------   ----------------
Total benefits paid or provided                                                         30,334             36,122

Insurance expenses:
     Commissions                                                                           529                611
     General expenses                                                                    3,478              1,877
     Insurance taxes, licenses and fees, excluding federal income taxes                    464               (536)
     Other                                                                                   -                  4
                                                                                ----------------   ----------------
Total insurance expenses                                                                 4,471              1,956
                                                                                ----------------   ----------------
Gain from operations before federal income taxes and net realized
     capital gains (losses)                                                              5,115             11,367
Federal income tax benefit                                                              (1,413)            (5,786)
                                                                                ----------------   ----------------
Gain from operations before net realized capital gains (losses)                          6,528             17,153
Net realized capital gains (losses) net of income tax expense (benefit):
     2003 - $0; 2002 - $(3,926) and excluding net transfers to the interest
     maintenance reserve 2003- $5,687; 2002- $(2,310)                                    2,501             (5,602)
                                                                                ----------------   ----------------
Net income                                                                      $        9,029     $       11,551
                                                                                ================   ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)
Common stock:
     Balance at beginning and end of year                                       $      8,401        $        8,401
                                                                                ----------------    ----------------
Paid-in and contributed surplus
     Balance at beginning and end of year                                             41,241                41,241
                                                                                ----------------    ----------------
Unassigned surplus:
     Balance at beginning of year                                                     31,564                16,997
     Net income                                                                        9,029                11,551
     Change in net unrealized capital gains or losses                                     86                (1,396)
     Change in nonadmitted assets                                                      2,016                (5,406)
     Change in asset valuation reserve                                                  (223)                2,909
     Change in surplus as a result of reinsurance                                       (359)                 (475)
     Change in net deferred income tax                                                (4,506)                7,388
     Dividends to stockholder                                                        (12,400)                    -
     Other adjustments                                                                     -                    (4)
                                                                                ----------------    ----------------
     Balance at end of year                                                           25,207                31,564
                                                                                ----------------    ----------------
Total capital and surplus                                                       $     74,849        $       81,206
                                                                                ================    ================


   The accompanying notes are an integral part of these financial statements.

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                      2003               2002
                                                                                ----------------   ----------------
                                                                                             (In Thousands)
Operations
Premiums, policy proceeds, and other
     considerations received, net of reinsurance paid                           $       1,627      $       1,219
Net investment income received                                                         36,628             47,009
Commissions, expenses paid and miscellaneous expenses                                  (2,790)            (2,766)
Benefits paid                                                                         (89,793)          (125,136)
Net transfers to separate accounts                                                     12,010             19,650
Federal income taxes received                                                           2,210              1,697
Other revenues                                                                          1,989              1,637
                                                                                ----------------    --------------
Net cash used in operations                                                           (38,119)           (56,690)
Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                            997,840           697,696
     Mortgage loans                                                                     2,456             3,117
     Other invested assets                                                                308                82
     Net losses on cash and short-term investments                                          -              (262)
     Miscellaneous proceeds                                                             7,923               660
                                                                                ----------------    --------------
Net proceeds from sales, maturities, or repayments of investments                   1,008,527           701,293

Cost of investments acquired:
     Bonds                                                                            962,486           632,726
     Mortgage loans                                                                     4,480             7,078
     Other invested assets                                                                396               229
     Miscellaneous applications                                                           690             9,273
                                                                                ----------------    --------------
Total cost of investments acquired                                                    968,052           649,306

Net change in contract loans                                                              (53)              (95)
                                                                                ----------------    --------------
Net cash provided by investment activities                                             40,528            52,082
Financing and miscellaneous activities
Cash provided:
     Borrowed money, net                                                                   (4)                -
     Net deposits on deposit-type contract funds                                          117            (2,938)
     Dividends to stockholder                                                         (12,400)                -
     Other sources                                                                     (1,163)            3,988
                                                                                ----------------    --------------
Net cash (used) provided by financing and miscellaneous activities                    (13,450)            1,050
                                                                                ----------------    --------------
Net decrease in cash and short-term investments                                       (11,041)           (3,558)

Cash and short-term investments:
     Beginning of year                                                                 14,741            18,299
                                                                                ----------------    --------------
     End of year                                                                $       3,700       $    14,741
                                                                                ================    ==============

   The accompanying notes are an integral part of these financial statements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     United Life & Annuity Insurance Company (the "Company") is domiciled in Iowa and is a direct, wholly-owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. The primary insurance products offered by the Company are annuity related. The Company also offers life and health insurance products, however all life and health business is ceded to other insurers. The Company is presently licensed in 47 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa ("Iowa Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiary: The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          The Company's noninsurance subsidiary is carried at cost.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying GAAP equity of the investee.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:


                                                                                           December 31
                                                                                     2003                2002
                                                                                ----------------    ---------------
                                                                                         (In Thousands)

     Deferred federal income taxes                                              $     10,369        $     12,175
     Agents' debit balances                                                               (7)                 22
     Other                                                                                 -                 181
                                                                                ----------------    ---------------
     Total nonadmitted assets                                                   $     10,362        $     12,378
                                                                                ================    ===============


     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in unassigned surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $123,000,000 and repaid $123,000,000 in 2003 and borrowed $91,220,000 and repaid $91,220,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $17,000 and $13,000 during 2003 and 2002, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The  financial  statements  of the  Company are  presented  on the basis of
     accounting   practices  prescribed  or  permitted  by  the  Iowa  Insurance
     Department. The Iowa Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Iowa Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Department of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:

       U.S. Treasury securities and obligations      $    48,426      $     798       $      69       $    49,155
       States, municipalities,
            and political subdivisions                       418             29               -               447
       Foreign government                                 30,752            113              75            30,790
       Public utilities securities                        30,435          1,509              83            31,861
       Corporate securities                              322,331          13,447          2,135           333,643
       Mortgage-backed securities                         80,500            739           1,778            79,461
       Commercial mortgage-backed securities              27,892          1,563             130            29,325
       Other asset-backed securities                      40,142            420             824            39,738
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            580,896         18,618           5,094           594,420
       Common stocks                                           -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                 -              2               -                 2
                                                     -------------    ------------    ------------    -------------
       Total                                         $   580,896      $  18,620       $   5,094       $   594,422
                                                     =============    ============    ============    =============
       At December 31, 2002:

       U.S. Treasury securities and obligations      $   112,154      $   3,593       $       -       $   115,747
       States, municipalities,
            and political subdivisions                       452             39               -               491
       Public utilities securities                        22,776            853             780            22,849
       Corporate securities                              288,160         12,781           1,452           299,489
       Mortgage-backed securities                        128,750          6,063           1,149           133,664
       Commerical mortgage-backed securities              24,221          1,465              62            25,624
       Other asset-backed securities                      32,357            330           6,202            26,485
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                            608,870         25,124           9,645           624,349
       Common stocks                                          20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total equity securities                                20              8              18                10
                                                     -------------    ------------    ------------    -------------
       Total                                         $   608,890      $  25,132       $   9,663       $   624,359
                                                     =============    ============    ============    =============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:


                                                        More than 6
                                   Less than 6         months and less        More than 12
                                   months below        than 12 months         months below
                                       cost              below cost               cost                 Total
                                 -----------------    ------------------    -----------------    ------------------
                                                                  (In Thousands)

     Fair value                  $     77,073         $     86,922          $     13,324         $     177,389
     Unrealized loss                      497                2,725                 1,872                 5,094


     Of the unrealized losses more than 6 months and less than 12 months in duration of $2,725,000, there were $958,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $1,767,000 as of December 31, 2003 included the following significant items:

          $1,258,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $35,618,000.

          $384,000 of unrealized losses related to the energy/utility industry, for which the fair value was $12,734,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          The remaining unrealized losses totaling $125,000 relate to a fair value of $4,754,000.

     Of the unrealized losses more than 12 months in duration of $1,872,000, there were $1,413,000 in unrealized losses that are primarily related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $8,574,000. The remaining unrealized losses of $459,000 as of December 31, 2003 included the following:

          $446,000 of unrealized losses related to the airline industry, for which the fair value was $3,265,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     19,841      $      20,040
             Due after 1 year through 5 years                                        227,329            232,957
             Due after 5 years through 10 years                                      122,529            127,444
             Due after 10 years                                                       62,663             65,455
                                                                                --------------    ---------------
        Total maturities                                                             432,362            445,896

        Mortgage-backed securities                                                    80,500             79,461
        Commercial mortgage-backed securities                                         27,892             29,325
        Other asset-backed securities                                                 40,142             39,738
                                                                                --------------    ---------------
        Total                                                                   $    580,896      $     594,420
                                                                                ==============    ===============


     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $11,377,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $890,061,000 and $600,173,000 in 2003 and 2002, respectively. Gross gains of $12,342,000 and $15,128,000 and gross losses of $2,375,000 and $13,017,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     33,926       $     42,754
           Mortgage loans                                                              2,568              2,617
           Contract loans                                                                 72                 27
           Other                                                                         309                635
                                                                                ----------------   ----------------
      Total investment income                                                         36,875             46,033
      Investment expenses                                                              2,132              1,777
                                                                                ----------------   ----------------
      Net investment income                                                     $     34,743       $     44,256
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $         165      $         558

     The lending rate for long-term mortgage loans during 2003 was 4.21%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 62.1% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue.


4.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $49,623,000 and $40,723,000 and with an aggregate market value of $51,584,000 and $40,582,000 at December 31, 2003 and 2002, respectively.
     Those holdings amounted to 8.5% of the Company's investments in bonds and 7.7% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $2,480,000 and $17,624,000 with an aggregate NAIC market value of $1,951,000 and $17,726,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 0.43% of the Company's investment in bonds and 0.35% of the Company's total admitted assets at December 31, 2003.

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (46.0%) and Pennsylvania (13.5%). The remaining commercial mortgages relate to properties located in 18 other states. The portfolio is well diversified covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,290,000.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                                ----------------    --------------
                                                                                 (In Thousands)
      December 31, 2003

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $        1,124               0.2%
           At book value less surrender charge of 5% or more                            44,238               7.2
           At fair value                                                                60,233               9.7
                                                                                ----------------    --------------
      Subtotal                                                                         105,595              17.1
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       490,524              79.4
      Not subject to discretionary withdrawal                                           21,806               3.5
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
            before reinsurance                                                         617,925             100.0%
                                                                                                    =============
      Less reinsurance ceded                                                             5,739
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      612,186
                                                                                ================
      December 31, 2002

      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $          889               0.1%
           At book value less surrender charge of 5% or more                            94,326              14.2
           At fair value                                                                61,500               9.3
                                                                                ----------------    --------------
      Subtotal                                                                         156,715              23.6
      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                       482,267              72.6
      Not subject to discretionary withdrawal                                           25,543               3.8
                                                                                ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                          664,525             100.0%
                                                                                                    ==============
      Less reinsurance ceded                                                             1,925
                                                                                ----------------
      Net annuity reserves and deposit fund liabilities                         $      662,600
                                                                                ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

     Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $201,000 and $408,000, respectively.

     The general nature and characteristics of the Company's nonguaranteed separate accounts business follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
       December 31, 2003

       Premium, consideration or deposits                                       $       201        $       408
                                                                                ================   ================
       Reserves for accounts with assets at:
            Market value                                                        $    60,233        $    61,500
            Amortized cost                                                                -                  -
                                                                                ----------------   ----------------
       Total reserves                                                           $    60,233        $    61,500
                                                                                ================   ================
       Reserves for separate accounts by withdrawal characteristics:
            Subject to descretionary withdrawal:
              With market value adjustment                                      $         -        $         -
              At book value without market value adjustments
                 and with current surrender charge of 5% or more                          -                  -
              At market value                                                        60,233             61,500
              At book value without market value adjustments
                 and with current surrender charge of less than 5%                        -                  -
                                                                                ----------------   ----------------
            Subtotal                                                                 60,233             61,500
            Not subject to discretionary withdrawal                                       -                  -
                                                                                ----------------   ----------------
        Total separate account aggregate reserves                               $    60,233        $    61,500
                                                                                ================   ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                     Year ended December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                         (In Thousands)
      Transfers as reported in the Summary of Operations
           of the Separate Accounts Statement:
           Transfers to separate accounts                                       $        201        $       408
           Transfers from separate accounts                                          (12,261)           (17,790)
                                                                                ----------------    ----------------
      Transfers as reported in the Statement of Operations                      $    (12,060)       $   (17,382)
                                                                                ================    ================


7.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                     2003               2002
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Premiums                                                                $    2,550        $     2,832
        Benefits paid or provided                                                   11,049              6,101
        Policy and contract liabilities at year end                                 83,857             91,095

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes

     The components of the net deferred tax asset/(liability) are as follows:


                                                                                           December 31
                                                                                    2003                2002
                                                                                ----------------    ----------------
                                                                                           (In Thousands)

        Total deferred tax assets                                               $     13,725        $      18,420
        Total deferred tax liabilities                                                  (717)                (859)
                                                                                ----------------    ----------------
        Net deferred tax assets                                                       13,008               17,561
        Deferred tax asset nonadmitted                                               (10,369)             (12,176)
                                                                                ----------------    ----------------
        Net admitted deferred tax asset                                         $      2,639        $       5,385
                                                                                ================    ================
        Decrease (increase) in nonadmitted asset                                $      1,807        $      (6,537)
                                                                                ================    ================

     Current income taxes incurred consisted of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Federal taxes on operations                                               $     (1,413)      $     (5,786)
      Federal taxes on capital gains                                                   2,925              3,926
      Capital loss on carryovers utilized                                             (2,925)              (675)
                                                                                ---------------    ----------------
      Total current taxes incurred                                              $     (1,413)      $     (2,535)
                                                                                ===============    ================

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Present value of insurance in force                                  $     7,291        $     8,751
           Capital loss carryovers                                                      705              3,446
           Investments                                                                3,155              3,270
           Deferred acquisition costs                                                   924              1,096
           Unrealized loss on investments                                               972              1,019
           Insurance reserves                                                           185                113
           Other                                                                        493                725
                                                                                ---------------    ----------------
      Total deferred tax assets                                                      13,725             18,420
      Deferred tax assets nonadmitted                                                10,369             12,176
                                                                                ---------------    ----------------
      Admitted deferred tax assets                                                    3,356              6,244
                                                                                ---------------    ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Investments                                                                  633                725
           Other                                                                         84                134
                                                                                ---------------    ----------------
      Total deferred tax liabilities                                                    717                859
                                                                                ---------------    ----------------
      Net admitted deferred tax asset                                           $     2,639        $     5,385
                                                                                ===============    ================


     The change in net deferred income taxes is comprised of the following:


                                                                                         December 31
                                                                                    2003              2002            Change
                                                                                --------------    --------------   --------------
                                                                                                 (In Thousands)

      Total deferred tax assets                                                 $     13,725      $     18,420     $     (4,695)
      Total deferred tax liabilities                                                     717               859             (142)
                                                                                --------------    --------------   --------------
      Net deferred tax asset                                                    $     13,008      $     17,561           (4,553)
                                                                                ==============    ==============
      Remove current year change in unrealized gains                                                                         47
                                                                                                                   --------------
      Change in net deferred income tax                                                                                  (4,506)
      Remove other items in surplus:
           Current year change in non-admitted assets                                                                        74
                                                                                                                   --------------
      Change in deferred taxes for rate reconciliation                                                             $     (4,432)
                                                                                                                   ==============

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory Federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                      Year Ended
                                                                                  December 31, 2003
                                                                                ---------------------
                                                                                    (In Thousands)

        Ordinary income                                                         $         5,115
        Capital gains                                                                     8,188
                                                                                ---------------------
        Total pre-tax book income                                               $        13,303
                                                                                =====================
        Provision computed at statutory rate                                    $         4,656
        Refinement of deferred tax balances                                                (455)
        Interest maintenance reserve                                                       (376)
        Nondeductible general expenses                                                        2
        Amortization of reinsurance gain                                                   (764)
        Other                                                                               (44)
                                                                                ---------------------
        Total                                                                   $         3,019
                                                                                =====================
        Federal income taxes incurred                                           $        (1,413)
        Change in net deferred income taxes                                               4,432
                                                                                ---------------------
        Total statutory income taxes                                            $         3,019
                                                                                =====================


     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $738,000 from 2003 and 2002 respectively.

     The Company has a recoverable of $607,000 at December 31, 2003 and $1,406,000 at December 31, 2002 from the United States Treasury for federal income taxes.

     The Company has gross capital loss carry forwards, which expire as follows:


             Expiration Year              Amount
          ----------------------    --------------------
                                      (In Thousands)

                  2005              $      2,014


9.   Investment in and Advances to Subsidiaries

     The Company has one wholly owned noninsurance subsidiary at December 31, 2003, United Variable Services, Inc.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Amounts invested in and advanced to the Company's subsidiary is summarized as follows:


                                                                                            December 31
                                                                                      2003               2002
                                                                                ---------------    ---------------
                                                                                           (In Thousands)

        Common stock (cost $25,000 in 2003 and in 2002)                         $       25         $       25


10.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of $7,806,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Iowa Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations of the preceding year.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying          Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                             (In Thousands)
     Assets:
          Bonds                                     $   580,896      $  594,420      $  608,870       $  624,349
          Unaffiliated common stocks                          2               2              10               10
          Mortgage loans                                 36,853          40,955          34,829           39,729
          Policy loans                                      880             880             933              933
          Short-term investments                          3,450           3,450          14,450           14,450
          Cash                                              250             250             291              291
          Separate account assets                        63,193          63,193          64,410           64,410
          Receivable for securities                       1,081           1,081           8,308            8,308

     Liabilities:
          Individual and group annuities                530,146         529,848         578,170          575,913
          Deposit type contract                          13,869          13,882          14,926           14,939
          Indebtedness to related parties                 1,293           1,293           1,634            1,634
          Separate account liabilities                   63,193          63,193          64,410           64,410



     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

          Fixed maturities and equity securities: The fair values for bonds and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3% and 8% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $584,169,000 and $611,948,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.


12.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Other Matters

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within the Company's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING  will  reimburse  any  ING  Fund  or  its   shareholders   affected  by
     inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2004, the Company can borrow up to $25,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $182 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York ("BONY"). Under this agreement, the Company can borrow up to $50,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to BONY.


14.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under this agreement were approximately $1,871,000 and $1,617,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts paid under these agreements were $2,304,000 and $384,000 for the years ended December 31, 2003 and 2002, respectively.

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING AIH can borrow up to $22,400,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at the rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $17,000 and interest income of $36,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to or receivable from ING AIH.

     Assets and liabilities, along with related revenues and expenses, recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


15.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $490,000 and $474,000 for this liability as of December 31, 2003 and 2002, respectively. The Company has also recorded an asset of $26,000 and $351,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


16.  Subsequent Events

     Golden American Life Insurance Company ("Golden") requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable Life Insurance Company of Iowa ("Equitable"), the Company, and USG Annuity and Life
     Company ("USG") requested the Iowa Department of Insurance (for Equitable and the Company) and the Oklahoma Department of Insurance (for USG) to approve the merger of the affiliated life insurance company operations of Equitable, the Company, Golden, and USG with Golden being the survivor. The sequence of events, effective January 1, 2004, is as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company ("ING USA").

United Life & Annuity Insurance Company
Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Department of Insurance approved it on August 11, 2003.


17.  Reconciliation to the Annual Statement

     During 2002, the Company recorded prior year adjustments in its summary of operations in the 2002 Annual Statement. As a result, the differences below exist between the 2002 Annual Statement and the accompanying statutory basis financial statements:


                                                                                                     Capital and
                                                                                  Net Income           Surplus
                                                                                --------------    ---------------
                                                                                           (In Thousands)

        Amounts as reported in the 2002 Annual Statement                        $       8,817     $      82,852
        Capital gains tax                                                              (1,935)                -
        Mortgage loan income                                                              198                 -
        Federal income taxes                                                            4,471                 -
        Asset valuation reserve                                                             -            (1,646)
                                                                                --------------    ---------------
                                                                                $      11,551     $      81,206
                                                                                ==============    ===============

                                                                    Exhibit 99.3


                         Report of Independent Auditors


Board of Directors and Stockholder
ING USA Annuity and Life Insurance Company

We have audited the accompanying statutory basis balance sheets of USG Annuity & Life Company ("the Company" which, effective January 1, 2004, merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of USG Annuity & Life Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department.



                                                              /s/ Ernst & Young



March 22, 2004

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)
Admitted assets
Cash and invested assets:
     Bonds                                                                      $   6,231,961     $     6,116,495
     Preferred stocks                                                                   1,273               1,088
     Mortgage loans                                                                 1,471,607           1,483,855
     Real estate, less accumulated depreciation (2003-$29, 2002-$304)                   2,679               1,477
     Contract loans                                                                    32,247              32,454
     Other invested assets                                                             41,017              47,704
     Cash and short-term investments                                                   27,739               9,116
                                                                                ---------------    ---------------
Total cash and invested assets                                                      7,808,523           7,692,189

Deferred and uncollected premiums, less loading (2003-$12, 2002-$58)                      284                 386
Accrued investment income                                                              68,590              77,674
Reinsurance balances recoverable                                                          252                 335
Indebtedness from related parties                                                      19,597                  25
Federal income tax recoverable (including $18,475 and $15,601 net
     deferred tax assets at December 31, 2003 and 2002, respectively)                  20,761              22,163
Other assets                                                                               33               2,451
                                                                                ---------------    ---------------
Total admitted assets                                                           $   7,918,040      $    7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis



                                                                                           December 31
                                                                                     2003               2002
                                                                                ---------------    ---------------
                                                                                          (In Thousands)
                                                                                       except share amounts)

Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
        Life and annuity reserves                                               $   6,918,897       $   6,859,914
        Deposit type contracts                                                        224,767             246,501
        Policyholders' funds                                                               16                  53
        Unpaid claims                                                                   3,064               3,622
                                                                                ---------------    ---------------

     Total policy and contract liabilities                                          7,146,744           7,110,090
     Interest maintenance reserve                                                      41,337              11,799
     Accounts payable and accrued expenses                                             17,684              13,807
     Indebtedness to related parties                                                   16,587              22,147
     Asset valuation reserve                                                           51,181              50,634
     Borrowed money                                                                   286,886             184,450
     Other liabilities                                                                 17,667              16,110
                                                                                ---------------    ---------------
Total liabilities                                                                   7,578,086           7,409,037

Capital and surplus:
     Common stock: authorized 1,000 shares of $3,000 par value,
        833 issued and outstanding                                                      2,500               2,500
     Paid-in and contributed surplus                                                  316,963             316,963
     Unassigned surplus                                                                20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                             339,954             386,186
                                                                                ---------------    ---------------
Total liabilities and capital and surplus                                       $   7,918,040      $     7,795,223
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Premiums and other revenues:
     Life, annuity, and accident and health premiums                            $    423,362       $     1,285,640
     Policy proceeds and dividends left on deposit                                     7,710                 9,267
     Net investment income                                                           452,278               536,206
     Amortization of interest maintenance reserve                                     (6,647)               (7,446)
     Commissions, expense allowances and reserve adjustments on
        reinsurance ceded                                                             42,615                14,159
     Other income                                                                          -                 1,619
                                                                                ---------------    ---------------
Total premiums and other revenues                                                    919,318             1,839,445

Benefits paid or provided:
     Death benefits                                                                    5,182               112,299
     Annuity benefits                                                                250,745               250,411
     Surrender benefits                                                              522,262               582,708
     Interest on policy or contract funds                                              6,384                 8,033
     Other benefits                                                                       11                     -
     Life contract withdrawals                                                         9,827                 8,968
     Increase in life, annuity, and accident and health reserves                      58,983               648,698
                                                                                ---------------    ---------------
Total benefits paid or provided                                                      853,394             1,611,117
Insurance expenses:
     Commissions                                                                      71,151                86,074
     General expenses                                                                 32,567                33,272
     Insurance taxes, licenses and fees, excluding federal income taxes                3,748                  (231)
     Other                                                                             1,287                   856
                                                                                ---------------    ---------------
Total insurance expenses                                                             108,753               119,971
                                                                                ---------------    ---------------
(Loss) gain from operations before federal income taxes and net realized
     capital losses                                                                  (42,829)              108,357
Federal income tax (benefit) expense                                                 (27,668)               41,015
                                                                                ---------------    ---------------
(Loss) gain from operations before net realized capital losses                       (15,161)               67,342

Net realized capital losses; net of income tax (benefit) expense:
     2003 - $18,494 and 2002 - ($6,049); and excluding net transfers
     to the interest maintenance reserve 2003- $22,891 and 2002- ($638)              (31,599)             (41,467)
                                                                                ---------------    ---------------
Net (loss) income                                                               $    (46,760)      $       25,875
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
               Statements of Changes and Surplus - Statutory Basis



                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                         (In Thousands)

Common stock:
     Balance at beginning and end of year                                       $      2,500       $       2,500
                                                                                ---------------    ---------------
Paid-in and contributed surplus:
     Balance at beginning of year                                                    316,963             286,963
     Capital contribution                                                                  -              30,000
                                                                                ---------------    ---------------
     Balance at end of year                                                          316,963             316,963
                                                                                ---------------    ---------------

Unassigned surplus:
     Balance at beginning of year                                                     66,723              19,994
     Net (loss) income                                                               (46,760)             25,875
     Change in net unrealized capital losses                                            (395)             (7,240)
     Change in nonadmitted assets                                                       (742)              3,284
     Change in asset valuation reserve                                                  (547)             20,987
     Change in net deferred income tax                                                 2,212               3,480
     Other                                                                                 -                 343
                                                                                ---------------    ---------------
    Balance at end of year                                                           20,491              66,723
                                                                                ---------------    ---------------
Total capital and surplus                                                       $    339,954       $     386,186
                                                                                ===============    ===============


The accompanying notes are an integral part of these financial statements.

                           USG Annuity & Life Company
                   Statements of Cash Flows - Statutory Basis


                                                                                      Year ended December 31
                                                                                     2003                2002
                                                                                ---------------    ---------------
                                                                                        (In Thousands)

Operations
Premiums, policy proceeds, and other considerations received,
  net of reinsurance paid                                                       $      423,582     $    1,295,738
Net investment income received                                                         620,710            647,957
Commission and expense allowances received on reinsurance ceded                              -             14,159
Benefits paid                                                                         (821,273)          (998,100)
Insurance expenses paid                                                               (109,625)          (122,791)
Federal income taxes received (paid)                                                    13,451            (53,696)
Net other revenue                                                                       37,575                 89
                                                                                ------------------    ------------------
Net cash provided by operations                                                        164,420            783,356

Investment activities
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                           8,021,572          8,709,883
     Stocks                                                                                  -                357
     Mortgage loans                                                                    329,751            275,949
     Real estate                                                                         1,450                  -
     Other invested assets                                                               4,156              6,856
                                                                                ------------------    ------------------
Net proceeds from sales, maturities, or repayments of investments                    8,356,929          8,993,045

Cost of investments acquired:
     Bonds                                                                           8,253,561          9,713,052
     Stocks                                                                                185              1,230
     Mortgage loans                                                                    317,467            100,251
     Real estate                                                                         2,708                  -
     Other invested assets                                                              10,530             14,594
                                                                                ------------------    ------------------
Total cost of investments acquired                                                   8,584,451          9,829,127
Change in contract loans                                                                  (207)              (279)
                                                                                ------------------    ------------------
Net cash used in investment activities                                                (227,315)          (835,803)
Financing and miscellaneous activities
Cash provided:
     Capital and surplus paid-in                                                             -             30,000
     Borrowed money, net                                                               102,436              1,102
     Net deposits on deposit-type contract funds                                       (21,734)                (8)
     Other sources (uses)                                                                  816            (72,379)
                                                                                ------------------    ------------------
Net cash provided by (used in) financing and miscellaneous activities                   81,518            (41,285)
                                                                                ------------------    ------------------
Net increase (decrease) in cash and short-term investments                              18,623            (93,732)

Cash and short-term investments:
     Beginning of year                                                                   9,116            102,848
                                                                                ------------------    ------------------
     End of year                                                                $       27,739        $     9,116
                                                                                ==================    ==================


The accompanying notes are an integral part of these financial statements.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     USG Annuity & Life Company (the "Company") is domiciled in Oklahoma and is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable"), an Iowa domiciled insurance company. Equitable is a wholly owned subsidiary of Lion Connecticut Holdings, Inc., which in turn is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). Effective January 1, 2004, the Company merged into an affiliate, ING USA Annuity and Life Insurance Company, a wholly-owned subsidiary of Lion Connecticut Holdings, Inc.

     The Company offers various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance. These products are primarily marketed to individuals by independent insurance broker/dealers, financial institutions, and a career agency force. The Company is licensed in 48 states and the District of Columbia.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma ("Oklahoma Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP. 7

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

     The Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan,s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Investments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          The Company uses derivatives such as interest rate swaps, caps and floors, and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Contract loans are reported at unpaid principal balances.

          Land is reported at cost. Real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

          Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

          Realized capital gains and losses are determined using the specific identification method.

          Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 8.75%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

           Deferred federal income taxes                                        $     55,372       $      54,496
           Agents' debit balances                                                        603                 519
           Deferred and uncollected premium                                               35                 119
           Other                                                                         751                 885
                                                                                ----------------   ----------------
           Total nonadmitted assets                                             $     56,761       $      56,019
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets. Changes in nonadmitted invested assets are reported directly in unassigned surplus as a component of the change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

     The Company borrowed $1,342,670,000 and repaid $1,342,670,000 in 2003 and borrowed $1,021,035,000 and repaid $1,021,035,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $140,000 and $109,000 during 2003 and 2002, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Oklahoma Insurance Department. The Oklahoma Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Oklahoma for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Oklahoma Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Oklahoma. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Oklahoma Insurance Department. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

3.   Investments

     The amortized cost and fair value of fixed maturities and equity securities are as follows:


                                                                         Gross           Gross
                                                      Amortized       Unrealized      Unrealized          Fair
                                                         Cost            Gains          Losses           Value
                                                     -------------    ------------    ------------    -------------
                                                                            (In Thousands)
       At December 31, 2003:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $    59,838      $     363       $       27      $     60,174
       States, municipalities,
            and political subdivisions                    11,000              -              886            10,114
       Foreign government                                292,529         10,584            2,314           300,799
       Public utilities securities                       468,119         31,654            2,243           497,530
       Corporate securities                            3,263,827        157,736           26,919         3,394,644
       Mortgage-backed securities                      1,447,813         40,896           40,369         1,448,340
       Commercial mortgage-backed securities             249,580         13,801              429           262,952
       Other structured securities                       443,419          5,181           16,690           431,910
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,236,125        260,215           89,877         6,406,463
       Preferred stocks                                    1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,273              -                -             1,273
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,237,398      $ 260,215       $   89,877      $  6,407,736
                                                     =============    ============    ============    =============

       At December 31, 2002:
       U.S. Treasury securities and
            obligations of U.S. government
            corporations and agencies                $   285,347      $   4,998       $       36      $    290,309
       Foreign government                                120,649          4,200            2,385           122,464
       Public utilities securities                       270,390         14,526            4,008           280,908
       Corporate securities                            3,244,826        182,420           34,973         3,392,273
       Mortgage-backed securities                      1,668,901         90,300           46,006         1,713,195
       Other structured securities                       320,274          9,786           28,080           301,980
       Commerical mortgage-backed securities             217,028         18,254               76           235,206
                                                     -------------    ------------    ------------    -------------
       Total fixed maturities                          6,127,415        324,484          115,564         6,336,335
       Preferred stocks                                    1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total equity securities                             1,088              -                -             1,088
                                                     -------------    ------------    ------------    -------------
       Total                                         $ 6,128,503      $ 324,484       $  115,564      $  6,337,423
                                                     =============    ============    ============    =============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     As of December 31, 2003, the aggregate market values of debt securities with unrealized losses and the time period that cost exceeded market value are as follows:


                                                              More than 6
                                         Less than 6        months and less         More than 12
                                        months below         that 12 months         months below
                                            cost              below cost               cost                 Total
                                       -----------------    ------------------    -----------------    ------------------
                                                                         (In Thousands)

     Fair value                        $     912,922        $     781,315         $      99,880        $     1,794,117
     Unrealized loss                          13,888               40,720                35,269                 89,877


     Of the unrealized losses more than 6 months and less than 12 months in duration of $40,720,000, there were $8,509,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. For these securities business and operating fundamentals are performing as expected. The remaining unrealized losses of $32,211,000 as of December 31, 2003 included the following significant items:

          $18,193,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $257,131,000.

          $3,265,000 of unrealized losses related to the energy/utility industry, for which the fair value was $66,629,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $8,488,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $2,036,000 for which the fair value was $194,288,000. Credit exposures are primarily in the construction industry in Italy.

          The remaining unrealized losses totaling $2,265,000 related to a fair value of $31,760,000.

     Of the unrealized losses more than 12 months in duration of $35,269,000, there were $449,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $34,820,000 as of December 31, 2003 included the following significant items:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          $32,683,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $81,284,000.

          $1,453,000 of unrealized losses related to the energy/utility industry, for which the fair value was $9,278,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

          $679,000 of unrealized losses related to the airline industries, for which the fair value was $4,075,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing the EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

          The remaining unrealized losses totaling $5,000 relate to a fair value of $245,000.

     The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                   Amortized           Fair
                                                                                     Cost              Value
                                                                                --------------    ---------------
                                                                                          (In Thousands)
        Maturity:
             Due in 1 year or less                                              $     57,631       $     58,607
             Due after 1 year through 5 years                                      1,320,691          1,382,661
             Due after 5 years through 10 years                                    1,804,228          1,882,506
             Due after 10 years                                                      912,763            939,487
                                                                                --------------    ---------------
                                                                                   4,095,313          4,263,261
        Mortgage-backed securities                                                 1,447,813          1,448,340
        Commercial mortgage-backed securities                                        249,580            262,952
        Other structured securities                                                  443,419            431,910
                                                                                --------------    ---------------
        Total                                                                   $  6,236,125      $   6,406,463
                                                                                ==============    ===============

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $3,310,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value is as follows:



                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Amortized cost                                                            $    6,236,125     $   6,127,415
      Less nonadmitted bonds                                                             4,164            10,920
                                                                                ----------------   ----------------
      Carrying value                                                            $    6,231,961     $   6,116,495
                                                                                ================   ================


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $4,610,345,000 and $5,811,132,000 in 2003 and
     2002, respectively. Gross gains of $107,661,000 and $125,255,000 and gross losses of $25,138,000 and $103,039,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)
      Income:
           Bonds                                                                $     404,578      $    459,813
           Mortgage loans                                                             112,905           128,230
           Contract loans                                                               1,522             1,091
           Company-occupied property                                                      244               376
           Other                                                                      (34,857)          (26,548)
                                                                                ----------------   ----------------
      Total investment income                                                         484,392           562,962
      Investment expenses                                                             (32,114)          (26,756)
                                                                                ----------------   ----------------
      Net investment income                                                     $     452,278      $    536,206
                                                                                ================   ================


     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                          (In Thousands)

      Investment purchase commitments                                           $     90,956       $      87,963

USG  ANNUITY & LIFE  COMPANY
Notes to  Financial  Statements  -  Statutory Policies
--------------------------------------------------------------------------------

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $286,886,000 and $173,448,000 at December 31, 2003 and 2002, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value of $285,832,000 and $173,246,000 and fair value of $288,285,000 and $176,504,000 as of December 31, 2003 and 2002,
     respectively. The securities have a weighted average coupon rate of 5.8% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2003, there were no outstanding amounts on these agreements. The securities underlying these agreements are mortgage-backed securities with a book value of $11,394,000 and fair value of $11,520,000 at December 31, 2002.

     At December 31, 2003 and 2002, the Company had loaned securities (which are reflected as invested assets on the balance sheet) with a market value of approximately $22,330,000 and $32,662,000, respectively.

     The maximum and minimum lending rates for long-term mortgage loans during 2003 were 6.07% and 3.40%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 74.7% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due, as of December 31, 2003 is $9,000.

     In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on the investment portfolio or to manage interest rate risk.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The details by NAIC designation 3 or below of securities sold during 2003 and reacquired within 30 days of the sale date are:


                                                                         Cost of
                                   Number of                            Securities
                                 Transactions        Book Value        Repurchased          Gain
                               ---------------    ---------------   ---------------    ---------------
                                                                        (In Thousands)

      NAIC 3                         2            $      4,730      $     6,948        $      1,095


4.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into derivatives such as swaps caps and floors, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated, or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:


                                                                  Notional          Carrying             Fair
                                                                   Amount             Value             Value
                                                               ---------------    --------------    ---------------
                                                                                 (In Thousands)
       December 31, 2003
       Swaps                                                   $     828,066      $         -       $    (124,226)
       Caps and floors                                               441,243            1,554                   7
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,269,309      $     1,554       $    (124,219)
                                                               ===============    ==============    ===============

       December 31, 2002
       Swaps                                                   $   1,146,498      $         -       $    (138,473)
       Caps and floors                                               548,465            3,393               1,296
                                                               ---------------    --------------    ---------------
       Total derivatives                                       $   1,694,963      $     3,393       $    (137,177)
                                                               ===============    ==============    ===============


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $479,259,000 and $435,061,000 and with an aggregate market value of $497,620,000 and $413,437,000 at December 31, 2003 and 2002,
     respectively. These holdings amounted to 7.7% of the Company's investments in bonds and 6.1% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $159,686,000 and $204,268,000 with an aggregate NAIC market value of $161,201,000 and $208,297,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.0% of the Company's investment in bonds and 2.0% of the Company's total admitted assets at December 31, 2003.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (14.06%) and Pennsylvania (9.05%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $30,000,000.


6.   Annuity Reserves

     At December 31, 2003 and 2002, the Company's annuity reserves, including those held in deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                                   Amount              Percent
                                                                               ----------------    ----------------
                                                                               (In Thousands)
      December 31, 2003
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,536,520           54.0 %
           At book value less surrender charge of 5% or more                        1,995,432           23.7
                                                                               ----------------    --------------
      Subtotal                                                                  $   6,531,952           77.7

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,258,530           15.0
      Not subject to discretionary withdrawal                                         614,236             7.3
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   8,404,718           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                        1,346,600
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,058,118
                                                                               ================
      December 31, 2002
      Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                         $   4,447,295            56.2 %
           At book value less surrender charge of 5% or more                        1,635,038            20.6
                                                                               ----------------    --------------
      Subtotal                                                                      6,082,333            76.8

      Subject to discretionary withdrawal (without adjustment):
           At book value with minimal or no charge or adjustment                    1,194,281            15.1
      Not subject to discretionary withdrawal                                         641,496             8.1
                                                                               ----------------    --------------
      Total annuity reserves and deposit fund liabilities
           before reinsurance                                                   $   7,918,110           100.0 %
                                                                                                   ==============
      Less reinsurance ceded                                                          895,734
                                                                               ----------------
      Net annuity reserves and deposit fund liabilities                         $   7,022,376
                                                                               ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

7.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $7,000 and $136,400,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:


                                                                                            December 31
                                                                                      2003               2002
                                                                                --------------    ---------------
                                                                                          (In Thousands)

        Premiums                                                                $   561,792       $   260,544
        Benefits paid or provided                                                    13,168             9,447
        Policy and contract liabilities at year end                               1,347,473           896,762


8.   Federal Income Taxes

     The Company joins in filing a consolidated federal income tax return with its parent, Equitable, and other affiliates. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse Equitable for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset (liability) are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Total deferred tax assets                                                 $     75,954       $      70,328
      Total deferred tax liabilities                                                  (2,107)               (231)
                                                                                ----------------   ----------------
      Net deferred tax asset                                                          73,847              70,097
      Deferred tax asset nonadmitted                                                 (55,372)            (54,496)
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $      15,601
                                                                                ================   ================
      (Increase) decrease in nonadmitted asset                                  $       (876)      $       1,337
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Current income taxes incurred consist of the following major components:


                                                                                      Year ended December 31
                                                                                     2003               2002
                                                                                ---------------    ----------------
                                                                                          (In Thousands)

      Federal tax (benefit) expense on operations                               $    (27,668)      $    41,015
      Federal tax expense (benefit) on capital gains                                  18,494            (6,049)
                                                                                ---------------    ----------------
      Total current tax (benefit) expense incurred                              $     (9,174)      $    34,966
                                                                                ===============    ================

     The main components of deferred tax assets and deferred tax liabilities are as follows:


                                                                                           December 31
                                                                                     2003               2002
                                                                                ----------------   ----------------
                                                                                           (In Thousands)

      Deferred tax assets resulting from book/tax differences in:
           Deferred acquisition costs                                           $     24,803       $     23,431
           Insurance reserves                                                         10,751              8,423
           Investments                                                                29,808             32,290
           Guaranty assessments                                                        4,348              4,339
           Unrealized loss on investments                                              5,346                499
           Other                                                                         898              1,346
                                                                                ----------------   ----------------
      Total deferred tax assets                                                       75,954             70,328
      Deferred tax assets nonadmitted                                                (55,372)           (54,496)
                                                                                ----------------   ----------------
      Admitted deferred tax assets                                                    20,582             15,832
                                                                                ----------------   ----------------
      Deferred tax liabilities resulting from book/tax differences in:
           Due and deferred premiums                                            $        150                231
           Investments                                                                 1,951                  -
           Other                                                                           6                  -
                                                                                ----------------   ----------------
      Total deferred tax liabilities                                                   2,107                231
                                                                                ----------------   ----------------
      Net admitted deferred tax asset                                           $     18,475       $     15,601
                                                                                ================   ================

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The change in net deferred income taxes is comprised of the following:


                                                                            December 31
                                                                      2003              2002            Change
                                                                  --------------    --------------   --------------
                                                                                    (In Thousands)

      Total deferred tax assets                                   $     75,954      $    70,328      $    5,626
      Total deferred tax liabilities                                     2,107              231           1,876
                                                                  --------------    --------------   --------------
      Net deferred tax asset                                      $     73,847      $    70,097      $    3,750
                                                                  ==============    ==============
      Remove current year change in unrealized gains                                                     (1,538)
                                                                                                     --------------
      Change in net deferred income tax                                                                   2,212
      Remove other items in surplus:
           Current year change in non-admitted assets                                                        44
           Other                                                                                         (3,310)
                                                                                                     --------------
      Change in deferred taxes for rate reconciliation                                               $   (1,054)
                                                                                                     ==============


     The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:


                                                                                    Year Ended
                                                                                   December 31,
                                                                                       2003
                                                                                -----------------
                                                                                  (In Thousands)

        Ordinary loss                                                           $      (42,829)
        Capital gains                                                                    9,786
                                                                                ------------------
       Total pre-tax book loss                                                        (33,043)
                                                                                ==================
        Provision (benefit) computed at statutory rate                                 (11,565)
        Refinement of deferred tax balances                                              1,116
        Interest maintenance reserve                                                     2,326
        Other                                                                                2
                                                                                ------------------
        Total                                                                   $       (8,121)
                                                                                ==================
        Federal income tax incurred                                             $        (9,175)

        Change in net deferred income tax                                                 1,054
                                                                                ------------------
        Total statutory income tax benefit                                      $        (8,121)
                                                                                ==================


     There are no federal income taxes incurred that will be available for recoupment in the event of future net losses for 2003 and 2002.

     The Company had  receivables  of $2,285,000  and $6,562,000 at December 31,
     2003  and  2002,   respectively,   for  federal   income  taxes  under  the
     intercompany tax sharing agreement

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

9.   Capital and Surplus

     Under Oklahoma insurance regulations, the Company is required to maintain a minimum total capital and surplus of $750,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Oklahoma Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.


10.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                             December 31
                                                                2003                             2002
                                                    -----------------------------    ------------------------------
                                                      Carrying          Fair           Carrying           Fair
                                                       Amount           Value           Amount           Value
                                                    -------------    ------------    -------------    -------------
                                                                            (In Thousands)
     Assets:
          Bonds                                     $  6,231,961     $  6,406,763    $  6,116,495     $  6,336,335
          Preferred stocks                                 1,273            1,273           1,088            1,088
          Mortgage loans                               1,471,607        1,576,183       1,483,855        1,632,720
          Contract loans                                  32,247           32,247          32,454           32,454
          Derivative securities                            1,554         (124,219)          3,393         (137,177)
          Short-term investments                          16,651           16,651           5,650            5,650
          Cash                                            11,088           11,088           3,466            3,466
          Receivable for securities                          341              341           2,873            2,873

     Liabilities:
          Individual and group annuities               6,833,372        6,645,174       6,775,875        6,621,753
          Deposit type contract                          224,767          235,291         246,501          258,945


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

          Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

          Fixed maturities: The fair values for bonds and preferred stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 12% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Market value as determined by the SVO as of December 31, 2003 and 2002 is $6,263,837,000 and $6,154,770,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value. 1.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

11.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     The Company has committed to provide additional capital contributions of $31,599,000 in partnership investments at December 31, 2003.


12.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225%, or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $9,000 and $20,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for BONY for the period applicable for the advance plus .35% or a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $4,000 and $31,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had no amounts payable to BONY.


13.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2007, the companies can borrow up to $95,800,000 from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $125,000 and interest income of $275,000 for the year ended December 31, 2003. At December 31, 2003, the Company had no amounts payable to ING AIH and $16,400,000 receivable from ING AIH.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $25,272,000 and $19,698,000 for the years ended December 31, 2003 and 2002, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $30,727,000 and $31,437,000 for the years ended December 31, 2003 and 2002, respectively.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

     Services Agreement with ING Financial Advisors, LLC: The Company has entered into a services agreement with Services Agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

USG ANNUITY & LIFE COMPANY
Notes to Financial Statements - Statutory Policies
--------------------------------------------------------------------------------

     Assets and liabilities along with related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.


14.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has estimated this liability to be $12,422,000 and $12,397,000 as of December 31, 2003 and 2002, respectively and has recorded a reserve. The Company has also recorded an asset of $34,000 and $2,451,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.


15.  Subsequent Events

     Effective January 1, 2004, the Company was a party to a merger with its parent, Equitable, and two other affiliated companies, United Life and Annuity Insurance Company ("ULA") and Golden American Life Insurance Company ("Golden").

     Golden requested that the Delaware Insurance Department approve the redomestication of Golden from Delaware to Iowa effective January 1, 2004. Equitable, ULA, and the Company requested the Iowa Department of Insurance (for Equitable and ULA) and the Oklahoma Insurance Department (for the Company) approve the merger of the affiliated life insurance company operations of Equitable, ULA, Golden, and the Company with Golden being the survivor. The sequence of events, effective January 1, 2004, was as follows: redomestication of Golden to Iowa, merger of the four affiliated insurers with Golden being the survivor, and the renaming of Golden to ING USA Annuity and Life Insurance Company.

     The Delaware Insurance Department provided a "no objection letter" for the redomestication of Golden to Iowa on August 25, 2003. The Iowa Department of Insurance approved the merger on July 21, 2003 and the Oklahoma Insurance Department approved it on August 11, 2003.

Financial Statements
Separate Account B of
ING USA Annuity and Life Insurance Company
Year ended December 31, 2003
with Report of Independent Auditors

                       This page intentionally left blank.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                              Financial Statements
                          Year ended December 31, 2003



                                    Contents

Report of Independent Auditors                                                1

Audited Financial Statements

Statements of Assets and Liabilities                                          6
Statements of Operations                                                     40
Statements of Changes in Net Assets                                          75
Notes to Financial Statements                                               119

                       This page intentionally left blank.

                         Report of Independent Auditors


The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company)

We have audited the accompanying statements of assets and liabilities of Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING GET Fund:                                                   ING Capital Guardian Large Cap Value Portfolio
   ING GET Fund - Series N                                        (Service Class)
   ING GET Fund - Series P                                      ING Capital Guardian Large Cap Value Portfolio
   ING GET Fund - Series Q                                        (Advisor Class)
   ING GET Fund - Series R                                      ING Capital Guardian Managed Global Portfolio
   ING GET Fund - Series S                                        (Service Class)
   ING GET Fund - Series T                                      ING Capital Guardian Managed Global Portfolio
   ING GET Fund - Series U                                        (Advisor Class)
   ING GET Fund - Series V                                      ING Capital Guardian Small Cap Portfolio (Service
ING Investors Trust:                                              Class)
   ING AIM Mid-Cap Growth Portfolio (Service Class)             ING Capital Guardian Small Cap Portfolio (Advisor
   ING AIM Mid-Cap Growth Portfolio (Advisor Class)               Class)
   ING Alliance Mid-Cap Growth Portfolio (Service Class)        ING Developing World Portfolio (Service Class)
   ING Alliance Mid-Cap Growth Portfolio (Advisor Class)        ING Developing World Portfolio (Advisor Class)
   ING American Funds Growth Portfolio (Service Class)          ING Eagle Asset Value Equity Portfolio (Service
   ING American Funds Growth-Income Portfolio (Service            Class)
     Class)                                                     ING Eagle Asset Value Equity Portfolio (Advisor
   ING American Funds International Portfolio (Service            Class)
     Class)                                                     ING FMR Diversified Mid-Cap Portfolio (Service Class)
                                                                ING FMR Diversified Mid-Cap Portfolio (Advisor
                                                                  Class)

ING Investors Trust (continued):                                ING MFS(R) Research Portfolio (Service Class)
   ING Goldman Sachs Internet Tollkeeper Portfolio              ING MFS(R) Research Portfolio (Advisor Class)
     (Service Class)                                            ING MFS(R) Total Return Portfolio (Service Class)
   ING Goldman Sachs Internet Tollkeeper Portfolio              ING MFS(R) Total Return Portfolio (Advisor Class)
     (Advisor Class)                                            ING PIMCO Core Bond Portfolio (Service Class)
   ING Hard Assets Portfolio (Service Class)                    ING PIMCO Core Bond Portfolio (Advisor Class)
   ING Hard Assets Portfolio (Advisor Class)                    ING Salomon Brothers All Cap Portfolio (Service
   ING International Portfolio (Service Class)                    Class)
   ING International Portfolio (Advisor Class)                  ING Salomon Brothers All Cap Portfolio (Advisor
   ING Janus Growth and Income Portfolio (Service Class)          Class)
   ING Janus Growth and Income Portfolio (Advisor Class)        ING Salomon Brothers Investors Portfolio (Service
   ING Janus Special Equity Portfolio (Service Class)             Class)
   ING Janus Special Equity Portfolio (Advisor Class)           ING Salomon Brothers Investors Portfolio (Advisor
   ING Jennison Equity Opportunities Portfolio (Service           Class)
     Class)                                                     ING T. Rowe Price Capital Appreciation Portfolio
   ING Jennison Equity Opportunities Portfolio (Advisor           (Service Class)
     Class)                                                     ING T. Rowe Price Capital Appreciation Portfolio
   ING JPMorgan Fleming Small Cap Equity Portfolio                (Advisor Class)
     (Service Class)                                            ING T. Rowe Price Equity Income Portfolio (Service
   ING JPMorgan Fleming Small Cap Equity Portfolio                Class)
     (Advisor Class)                                            ING T. Rowe Price Equity Income Portfolio (Advisor
   ING Julius Baer Foreign Portfolio (Service Class)              Class)
   ING Julius Baer Foreign Portfolio (Advisor Class)            ING UBS U.S. Balanced Portfolio (Service Class)
   ING Limited Maturity Bond Portfolio (Service Class)          ING UBS U.S. Balanced Portfolio (Advisor Class)
   ING Liquid Assets Portfolio (Service Class)                  ING Van Kampen Equity Growth Portfolio (Service
   ING Liquid Assets Portfolio (Advisor Class)                    Class)
   ING Marisco Growth Portfolio (Service Class)                 ING Van Kampen Equity Growth Portfolio (Advisor
   ING Marisco Growth Portfolio (Advisor Class)                   Class)
   ING Mercury Focus Value Portfolio (Service Class)            ING Van Kampen Global Franchise Portfolio (Service
   ING Mercury Focus Value Portfolio (Advisor Class)              Class)
   ING Mercury Fundamental Growth Portfolio (Service Class)     ING Van Kampen Global Franchise Portfolio (Advisor
   ING Mercury Fundamental Growth Portfolio (Advisor Class)       Class)
   ING MFS(R) Mid-Cap Growth Portfolio (Service Class)          ING Van Kampen Growth and Income Portfolio (Service
   ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)            Class)
                                                                ING Van Kampen Growth and Income Portfolio (Advisor
                                                                  Class)
                                                                ING Van Kampen Real Estate Portfolio (Service Class)
                                                                ING Van Kampen Real Estate Portfolio (Advisor Class)
                                                             ING Partners, Inc.:
                                                                ING Alger Aggressive Growth Portfolio (Service
                                                                  Class)

ING Partners, Inc (continued):                                  ING VP International Equity Portfolio (Service Class)
   ING Alger Growth Portfolio (Service Class)                   ING VP Small Company Portfolio (Service Class)
   ING American Century Small Cap Value Portfolio (Service      ING VP Value Opportunity Portfolio (Service Class)
     Class)                                                  ING Variable Products Trust:
   ING Baron Small Cap Growth Portfolio (Service Class)         ING VP Convertible Portfolio (Service Class)
   ING JPMorgan Fleming International Portfolio (Service        ING VP Growth and Income Portfolio (Service Class)
     Class)                                                     ING VP Growth Opportunities Portfolio (Service Class)
   ING JPMorgan Mid Cap Value Portfolio (Service Class)         ING VP International Value Portfolio (Service Class)
   ING MFS(R) Capital Opportunities Portfolio (Initial Class)   ING VP Large Company Value Portfolio (Service Class)
   ING MFS(R) Capital Opportunities Portfolio (Service Class)   ING VP LargeCap Growth Portfolio (Service Class)
   ING MFS(R) Global Growth Portfolio (Service Class)           ING VP MagnaCap Portfolio (Service Class)
   ING MFS(R) Research Equity Portfolio (Service Class)         ING VP MidCap Opportunities Portfolio (Service Class)
   ING OpCap Balanced Value Portfolio (Service Class)           ING VP SmallCap Opportunities Portfolio (Service
   ING PIMCO Total Return Portfolio (Service Class)               Class)
   ING Salomon Brothers Aggressive Growth Portfolio          AIM Variable Insurance Funds:
     (Service Class)                                            AIM V.I. Capital Appreciation Fund (Class II)
   ING Salomon Brothers Fundamental Value Portfolio             AIM V.I. Core Equity Fund (Class II)
     (Service Class)                                            AIM V.I. Dent Demographic Trends Fund (Class II)
   ING Salomon Brothers Investors Value Portfolio (Service      AIM V.I. Growth Fund (Class II)
     Class)                                                     AIM V.I. Premier Equity Fund (Class II)
   ING T. Rowe Price Growth Equity Portfolio (Service        AllianceBernstein Variable Products Series Fund, Inc.:
     Class)                                                     AllianceBernstein Growth and Income Portfolio (Class
   ING UBS Tactical Asset Allocation Portfolio (Service           B)
     Class)                                                     AllianceBernstein Premier Growth Portfolio (Class B)
   ING Van Kampen Comstock Fund (Service Class)                 AllianceBernstein Value Portfolio (Class B)
ING Variable Insurance Trust:                                Fidelity Variable Insurance Products Fund:
   ING GET U.S. Core Portfolio - Series 1                       Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)
   ING GET U.S. Core Portfolio - Series 2 (Guaranteed)          Fidelity(R) VIP Equity-Income Portfolio (Class S2)
   ING GET U.S. Core Portfolio - Series 3                       Fidelity(R) VIP Growth Portfolio (Class S2)
   ING VIT Worldwide Growth                                     Fidelity(R) VIP Overseas Portfolio (Class S2)
ING Variable Portfolios, Inc.:
   ING VP Balanced Portfolio (Service Class)
   ING VP Bond Portfolio (Service Class)
   ING VP Growth Portfolio (Service Class)
   ING VP Index Plus LargeCap Portfolio (Service Class)
   ING VP Index Plus MidCap Portfolio (Service Class)
   ING VP Index Plus SmallCap Portfolio (Service Class)

Franklin Templeton Variable Insurance Products Trust:        PIMCO Variable Insurance Trust:
   Franklin Small Cap Value Securities Fund (Class 2)           PIMCO High Yield Portfolio
The Galaxy VIP Fund:                                            PIMCO StocksPLUS Growth and Income Portfolio
   Galaxy VIP Asset Allocation Fund                          Pioneer Variable Contracts Trust:
   Galaxy VIP Growth and Income Fund                            Pioneer Equity-Income VCT Portfolio (Class II)
   Galaxy VIP High Quality Bond Fund                            Pioneer Fund VCT Portfolio (Class II)
   Galaxy VIP Small Company Growth Fund                         Pioneer Mid-Cap Value VCT
Greenwich Street Series Fund:                                   Pioneer Small Company VCT Portfolio (Class II)
   Greenwich Appreciation Portfolio                          ProFunds VP:
INVESCO Variable Investment Funds, Inc.:                        ProFund VP Bull
   INVESCO VIF - Financial Services Fund                        ProFund VP Europe 30
   INVESCO VIF - Health Sciences Fund                           ProFund VP Rising Rates Opportunity
   INVESCO VIF - Leisure Fund                                   ProFund VP Small Cap
   INVESCO VIF - Utilities Fund                              Prudential Series Fund, Inc.:
Janus Aspen Series:                                             Jennison Portfolio (Class II)
   Janus Aspen Series Balanced Portfolio (Class S)              SP Jennison International Growth Portfolio (Class II)
   Janus Aspen Series Flexible Income Portfolio (Class S)    Putnam Variable Trust:
   Janus Aspen Series Growth Portfolio (Class S)                Putnam VT Discovery Growth Fund (Class IB)
   Janus Aspen Series Worldwide Growth Portfolio (Class S)      Putnam VT Growth and Income (Class IB)
Liberty Variable Insurance Trust:                               Putnam VT International Growth and Income (Class IB)
   Colonial Small Cap Value Fund (Class B)                   Travelers Series Fund Inc.:
Liberty Variable Series:                                        Smith Barney High Income
   Liberty Asset Allocation Fund Variable Series (Class A)      Smith Barney International All Cap Growth
   Liberty Equity Fund Variable Series (Class A)                Smith Barney Large Cap Value
   Liberty Federal Securities Fund Variable Series (Class       Smith Barney Money Market
     A)                                                      UBS Series Trust:
   Liberty Small Company Growth Fund Variable Series            UBS Tactical Allocation Portfolio (Class I)
     (Class A)                                               Wells Fargo:
Oppenheimer Variable Accounts Fund:                             Wells Fargo VT Asset Allocation
   Oppenheimer Global Securities Fund/VA (Class S)              Wells Fargo VT Equity Income Fund
   Oppenheimer Strategic Bond Fund/VA (Class S)                 Wells Fargo VT Large Company Growth
                                                                Wells Fargo VT Small Cap Growth

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account B of ING USA Annuity and Life Insurance Company at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING GET        ING GET        ING GET        ING GET        ING GET
                                             Fund-          Fund-          Fund-          Fund-          Fund-
                                           Series N       Series P       Series Q       Series R       Series S
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                             $ 23,359      $ 110,106      $ 131,121      $ 134,782      $ 161,841
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                    23,359        110,106        131,121        134,782        161,841
Liabilities
Payable to Golden American Life
    Insurance Company                                2              5             26             27             21
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    2              5             26             27             21
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                    $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                            $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                              $ 23,357      $ 110,101      $ 131,095      $ 134,755      $ 161,820
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           2,272,268     10,679,507     12,416,773     12,584,677     15,196,346
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                    $ 22,900      $ 107,312      $ 124,504      $ 126,099      $ 152,322
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING AIM          ING AIM
                                            ING GET        ING GET        ING GET         Mid-Cap          Mid-Cap
                                             Fund-          Fund-          Fund-          Growth           Growth
                                           Series T       Series U       Series V     (Service Class)  (Advisor Class)
                                         -------------- -------------- -------------- ---------------- ----------------
Assets
Investments in mutual funds
    at fair value                            $ 162,893      $ 168,964      $ 326,053        $ 221,793          $ 3,194
                                         -------------- -------------- -------------- ---------------- ----------------
Total assets                                   162,893        168,964        326,053          221,793            3,194
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               11             38             69               60                -
                                         -------------- -------------- -------------- ---------------- ----------------
Total liabilities                                   11             38             69               60                -
                                         -------------- -------------- -------------- ---------------- ----------------
Net assets                                   $ 162,882      $ 168,926      $ 325,984        $ 221,733          $ 3,194
                                         ============== ============== ============== ================ ================
Net assets
Accumulation units                           $ 162,882      $ 168,926      $ 325,984        $ 221,557          $ 3,194
Contracts in payout (annuitization)
    period                                           -              -              -              176                -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 162,882      $ 168,926      $ 325,984        $ 221,733          $ 3,194
                                         ============== ============== ============== ================ ================
Total number of mutual fund shares          15,223,598     15,717,557     33,034,731       17,113,637          247,027
                                         ============== ============== ============== ================ ================
Cost of mutual fund shares                   $ 152,616      $ 157,440      $ 330,758        $ 171,531          $ 2,770
                                         ============== ============== ============== ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                          ING Alliance      ING Alliance         ING             ING             ING
                                             Mid-Cap           Mid-Cap        American        American         American
                                             Growth            Growth           Funds           Funds           Funds
                                         (Service Class)   (Advisor Class)     Growth       Growth-Income    International
                                         ----------------  ---------------- -------------- ----------------  -------------
Assets
Investments in mutual funds
    at fair value                              $ 462,929           $ 4,624      $ 132,332         $ 99,968       $ 45,343
                                         ----------------  ---------------- -------------- ----------------  -------------
Total assets                                     462,929             4,624        132,332           99,968         45,343
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                105                 -             12                9              3
                                         ----------------  ---------------- -------------- ----------------  -------------
Total liabilities                                    105                 -             12                9              3
                                         ----------------  ---------------- -------------- ----------------  -------------
Net assets                                     $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
                                         ================  ================ ============== ================  =============
Net assets
Accumulation units                             $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
Contracts in payout (annuitization)
    period                                             -                 -              -                -              -
                                        -- --------------  ---------------- -------------- ---------------   -------------
Total net assets                               $ 462,824           $ 4,624      $ 132,320         $ 99,959       $ 45,340
                                         ================  ================ ============== ================  =============
Total number of mutual fund shares            31,069,059           310,782      2,910,312        2,969,047      3,351,277
                                         ================  ================ ============== ================  =============
Cost of mutual fund shares                     $ 320,771           $ 3,910      $ 126,082         $ 94,431       $ 42,625
                                         ================  ================ ============== ================  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital       ING Capital      ING Capital       ING Capital
                                            Guardian          Guardian         Guardian          Guardian        ING Capital
                                            Large Cap         Large Cap         Managed           Managed         Guardian
                                              Value             Value           Global            Global          Small Cap
                                         (Service Class)   (Advisor Class)  (Service Class)   (Advisor Class)  (Service Class)
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Assets
Investments in mutual funds
    at fair value                              $ 561,384           $ 6,806        $ 352,450           $ 2,084        $ 537,409
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Total assets                                     561,384             6,806          352,450             2,084          537,409
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 96                 1               63                 -              123
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Total liabilities                                     96                 1               63                 -              123
                                         ----------------  ---------------- ----------------  ---------------- ----------------
Net assets                                     $ 561,288           $ 6,805        $ 352,387           $ 2,084        $ 537,286
                                         ================  ================ ================  ================ ================
Net assets
Accumulation units                             $ 561,288           $ 6,805        $ 352,277           $ 2,084        $ 537,245
Contracts in payout (annuitization)
    period                                             -                 -              110                 -               41
Total net assets                               $ 561,288           $ 6,805        $ 352,387           $ 2,084        $ 537,286
                                         ================  ================ ================  ================ ================
Total number of mutual fund shares            53,060,912           643,306       31,190,300           184,432       48,899,787
                                         ================  ================ ================  ================ ================
Cost of mutual fund shares                     $ 498,628           $ 5,643        $ 304,884           $ 1,818        $ 407,012
                                         ================  ================ ================  ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital         ING             ING         ING Eagle       ING Eagle
                                            Guardian       Developing      Developing     Asset Value     Asset Value
                                            Small Cap         World           World          Equity         Equity
                                            (Advisor        (Service        (Advisor        (Service       (Advisor
                                             Class)          Class)          Class)          Class)         Class)
                                         ---------------- --------------  -------------- --------------- --------------
Assets
Investments in mutual funds
    at fair value                                $ 4,148      $ 109,283         $ 1,956       $ 212,193        $ 1,022
                                         ---------------- --------------  -------------- --------------- --------------
Total assets                                       4,148        109,283           1,956         212,193          1,022
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -             25               -              44              -
                                         ---------------- --------------  -------------- --------------- --------------
Total liabilities                                      -             25               -              44              -
                                         ---------------- --------------  -------------- --------------- --------------
Net assets                                       $ 4,148      $ 109,258         $ 1,956       $ 212,149        $ 1,022
                                         ================ ==============  ============== =============== ==============
Net assets
Accumulation units                               $ 4,148      $ 109,183         $ 1,956       $ 212,140        $ 1,022
Contracts in payout (annuitization)
    period                                             -             75               -               9              -
Total net assets                                 $ 4,148      $ 109,258         $ 1,956       $ 212,149        $ 1,022
                                         ================ ==============  ============== =============== ==============
Total number of mutual fund shares               377,100     11,776,159         211,178      13,262,040         63,859
                                         ================ ==============  ============== =============== ==============
Cost of mutual fund shares                       $ 3,574       $ 85,958         $ 1,611       $ 195,521          $ 866
                                         ================ ==============  ============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING FMR         ING FMR
                                          Diversified     Diversified      ING Goldman      ING Goldman       ING Hard
                                            Mid-Cap         Mid-Cap      Sachs Internet   Sachs Internet       Assets
                                            (Service       (Advisor        Tollkeeper       Tollkeeper        (Service
                                             Class)         Class)       (Service Class)  (Advisor Class)      Class)
                                         --------------- --------------  ---------------- ----------------  --------------
Assets
Investments in mutual funds
    at fair value                             $ 164,235        $ 3,755          $ 53,631          $ 2,595       $ 140,040
                                         --------------- --------------  ---------------- ----------------  --------------
Total assets                                    164,235          3,755            53,631            2,595         140,040
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                30              1                 9                -              24
                                         --------------- --------------  ---------------- ----------------  --------------
Total liabilities                                    30              1                 9                -              24
                                         --------------- --------------  ---------------- ----------------  --------------
Net assets                                    $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 140,016
                                         =============== ==============  ================ ================  ==============
Net assets
Accumulation units                            $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 139,971
Contracts in payout (annuitization)
    period                                            -              -                 -                -              45
                                         --------------- --------------  ---------------- ----------------  --------------
Total net assets                              $ 164,205        $ 3,754          $ 53,622          $ 2,595       $ 140,016
                                         =============== ==============  ================ ================  ==============
Total number of mutual fund shares           16,606,184        379,255         7,992,635          387,330       9,404,968
                                         =============== ==============  ================ ================  ==============
Cost of mutual fund shares                    $ 142,762        $ 3,140          $ 44,927          $ 2,342       $ 107,436
                                         =============== ==============  ================ ================  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                           ING Janus       ING Janus
                                           ING Hard          ING              ING            Growth         Growth
                                            Assets      International    International     and Income     and Income
                                           (Advisor        (Service         (Advisor        (Service       (Advisor
                                            Class)          Class)           Class)          Class)         Class)
                                         -------------- ---------------  --------------- --------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 3,037       $ 162,117          $ 4,980       $ 224,767        $ 7,196
                                         -------------- ---------------  --------------- --------------- --------------
Total assets                                     3,037         162,117            4,980         224,767          7,196
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              35                -              45              1
                                         -------------- ---------------  --------------- --------------- --------------
Total liabilities                                    -              35                -              45              1
                                         -------------- ---------------  --------------- --------------- --------------
Net assets                                     $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
                                         ============== ===============  =============== =============== ==============
Net assets
Accumulation units                             $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
Contracts in payout (annuitization)
    period                                           -               -                -               -              -
                                         -------------- ---------------  --------------- --------------- --------------
Total net assets                               $ 3,037       $ 162,082          $ 4,980       $ 224,722        $ 7,195
                                         ============== ===============  =============== =============== ==============
Total number of mutual fund shares             203,846      18,256,391          560,183      25,483,737        814,947
                                         ============== ===============  =============== =============== ==============
Cost of mutual fund shares                     $ 2,394       $ 139,301          $ 4,167       $ 211,766        $ 6,282
                                         ============== ===============  =============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Janus       ING Janus          ING             ING
                                            Special         Special         Jennison        Jennison       ING JPMorgan
                                             Equity         Equity           Equity          Equity        Fleming Small
                                            (Service       (Advisor      Opportunities   Opportunities      Cap Equity
                                             Class)         Class)       (Service Class) (Advisor Class)  (Service Class)
                                         --------------- --------------  --------------- ---------------  ----------------
Assets
Investments in mutual funds
    at fair value                              $ 53,922          $ 801        $ 333,465         $ 1,639          $ 65,493
                                         --------------- --------------  --------------- ---------------  ----------------
Total assets                                     53,922            801          333,465           1,639            65,493
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                11              -               85               -                 9
                                         --------------- --------------  --------------- ---------------  ----------------
Total liabilities                                    11              -               85               -                 9
                                         --------------- --------------  --------------- ---------------  ----------------
Net assets                                     $ 53,911          $ 801        $ 333,380         $ 1,639          $ 65,484
                                         =============== ==============  =============== ===============  ================
Net assets
Accumulation units                             $ 53,911          $ 801        $ 333,168         $ 1,639          $ 65,484
Contracts in payout (annuitization)
    period                                            -              -              212               -                 -
                                         --------------- --------------  --------------- ---------------  ----------------
Total net assets                               $ 53,911          $ 801        $ 333,380         $ 1,639          $ 65,484
                                         =============== ==============  =============== ===============  ================
Total number of mutual fund shares            5,736,404         85,349       25,377,891         124,702         6,161,189
                                         =============== ==============  =============== ===============  ================
Cost of mutual fund shares                     $ 46,878          $ 679        $ 297,441         $ 1,381          $ 55,411
                                         =============== ==============  =============== ===============  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING            ING
                                          ING JPMorgan      Julius Baer    Julius Baer         ING          ING Liquid
                                          Fleming Small       Foreign        Foreign         Limited          Assets
                                           Cap Equity        (Service        (Advisor        Maturity        (Service
                                         (Advisor Class)      Class)          Class)           Bond           Class)
                                         ----------------  -------------- --------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 11,089        $ 34,648         $ 2,550       $ 535,051       $ 745,809
                                         ----------------  -------------- --------------- --------------- ---------------
Total assets                                      11,089          34,648           2,550         535,051         745,809
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  1               4               -              97             135
                                         ----------------  -------------- --------------- --------------- ---------------
Total liabilities                                      1               4               -              97             135
                                         ----------------  -------------- --------------- --------------- ---------------
Net assets                                      $ 11,088        $ 34,644         $ 2,550       $ 534,954       $ 745,674
                                         ================  ============== =============== =============== ===============
Net assets
Accumulation units                              $ 11,088        $ 34,644         $ 2,550       $ 534,844       $ 745,655
Contracts in payout (annuitization)
    period                                             -               -               -             110              19
                                         ----------------  -------------- --------------- --------------- ---------------
Total net assets                                $ 11,088        $ 34,644         $ 2,550       $ 534,954       $ 745,674
                                         ================  ============== =============== =============== ===============
Total number of mutual fund shares             1,046,160       3,321,979         244,268      45,927,099     745,808,930
                                         ================  ============== =============== =============== ===============
Cost of mutual fund shares                       $ 9,457        $ 31,767         $ 2,236       $ 524,076       $ 745,809
                                         ================  ============== =============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             ING             ING
                                           ING Liquid     ING Marisco     ING Marisco      Mercury         Mercury
                                             Assets         Growth          Growth        Foucs Value     Foucs Value
                                            (Advisor       (Service        (Advisor        (Service        (Advisor
                                             Class)         Class)          Class)          Class)          Class)
                                         --------------- --------------  -------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 4,838      $ 778,928         $ 8,325        $ 26,188           $ 805
                                         --------------- --------------  -------------- --------------- ---------------
Total assets                                      4,838        778,928           8,325          26,188             805
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1            228               1               4               -
                                         --------------- --------------  -------------- --------------- ---------------
Total liabilities                                     1            228               1               4               -
                                         --------------- --------------  -------------- --------------- ---------------
Net assets                                      $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
                                         =============== ==============  ============== =============== ===============
Net assets
Accumulation units                              $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
Contracts in payout (annuitization)
    period                                            -              -               -               -               -
                                         --------------- --------------  -------------- --------------- ---------------
Total net assets                                $ 4,837      $ 778,700         $ 8,324        $ 26,184           $ 805
                                         =============== ==============  ============== =============== ===============
Total number of mutual fund shares            4,837,568     60,381,996         646,360       2,385,041          73,464
                                         =============== ==============  ============== =============== ===============
Cost of mutual fund shares                      $ 4,838      $ 617,153         $ 7,358        $ 22,694           $ 709
                                         =============== ==============  ============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                               ING MFS(R)     ING MFS(R)
                                           ING Mercury       ING Mercury       Mid-Cap         Mid-Cap        ING MFS(R)
                                           Fundamental       Fundamental        Growth         Growth         Research
                                             Growth            Growth          (Service       (Advisor        (Service
                                         (Service Class)   (Advisor Class)      Class)         Class)          Class)
                                         ----------------  ---------------- --------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                               $ 13,632             $ 856       $ 634,527        $ 9,626       $ 495,038
                                         ----------------  ---------------- --------------- --------------  --------------
Total assets                                      13,632               856         634,527          9,626         495,038
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  2                 -             170              1             127
                                         ----------------  ---------------- --------------- --------------  --------------
Total liabilities                                      2                 -             170              1             127
                                         ----------------  ---------------- --------------- --------------  --------------
Net assets                                      $ 13,630             $ 856       $ 634,357        $ 9,625       $ 494,911
                                         ================  ================ =============== ==============  ==============
Net assets
Accumulation units                              $ 13,630             $ 856       $ 634,292        $ 9,625       $ 494,911
Contracts in payout (annuitization)
    period                                             -                 -              65              -               -
                                         ----------------  ---------------- --------------- --------------  --------------
Total net assets                                $ 13,630             $ 856       $ 634,357        $ 9,625       $ 494,911
                                         ================  ================ =============== ==============  ==============
Total number of mutual fund shares             1,333,889            83,878      62,824,480        954,045      33,291,067
                                         ================  ================ =============== ==============  ==============
Cost of mutual fund shares                      $ 11,675             $ 735       $ 487,268        $ 8,386       $ 478,930
                                         ================  ================ =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                            ING MFS(R)     ING MFS(R)      ING MFS(R)     ING PIMCO       ING PIMCO
                                            Research      Total Return    Total Return    Core Bond       Core Bond
                                            (Advisor       (Service        (Advisor        (Service        (Advisor
                                             Class)         Class)          Class)          Class)          Class)
                                         --------------- --------------  -------------- --------------- ---------------
Assets
Investments in mutual funds
    at fair value                               $ 1,951    $ 1,142,629        $ 16,259       $ 514,106        $ 16,547
                                         --------------- --------------  -------------- --------------- ---------------
Total assets                                      1,951      1,142,629          16,259         514,106          16,547
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 -            221               2              79               2
                                         --------------- --------------  -------------- --------------- ---------------
Total liabilities                                     -            221               2              79               2
                                         --------------- --------------  -------------- --------------- ---------------
Net assets                                      $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
                                         =============== ==============  ============== =============== ===============
Net assets
Accumulation units                              $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
Contracts in payout (annuitization)
    period                                            -              -               -               -               -
                                         --------------- --------------  -------------- --------------- ---------------
Total net assets                                $ 1,951    $ 1,142,408        $ 16,257       $ 514,027        $ 16,545
                                         =============== ==============  ============== =============== ===============
Total number of mutual fund shares              131,129     66,393,297         946,395      48,002,384       1,546,485
                                         =============== ==============  ============== =============== ===============
Cost of mutual fund shares                      $ 1,704    $ 1,079,064        $ 14,890       $ 498,723        $ 16,455
                                         =============== ==============  ============== =============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                                  ING
                                        ING Salomon       ING Salomon      ING Salomon      ING Salomon      T. Rowe Price
                                         Brothers          Brothers         Brothers         Brothers           Capital
                                          All Cap           All Cap         Investors        Investors       Appreciation
                                      (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)   (Service Class)
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Assets
Investments in mutual funds
    at fair value                           $ 421,562           $ 6,125        $ 136,169          $ 1,014       $ 1,365,933
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Total assets                                  421,562             6,125          136,169            1,014         1,365,933
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                         80                 1               22                -               254
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Total liabilities                                  80                 1               22                -               254
                                      ----------------  ---------------- ---------------- ----------------  ----------------
Net assets                                  $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,679
                                      ================  ================ ================ ================  ================
Net assets
Accumulation units                          $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,109
Contracts in payout (annuitization)
    period                                          -                 -                -                -               570
                                      ----------------  ---------------  ---------------- ----------------  ----------------
Total net assets                            $ 421,482           $ 6,124        $ 136,147          $ 1,014       $ 1,365,679
                                      ================  ================ ================ ================  ================
Total number of mutual fund shares         35,485,028           515,106       12,956,141           96,425        63,948,168
                                      ================  ================ ================ ================  ================
Cost of mutual fund shares                  $ 386,341           $ 5,223        $ 129,305            $ 839       $ 1,134,728
                                      ================  ================ ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                             ING              ING               ING             ING             ING
                                        T. Rowe Price    T. Rowe Price     T. Rowe Price      UBS U.S.        UBS U.S.
                                           Capital          Equity            Equity         Balanced        Balanced
                                        Appreciation        Income            Income         (Service        (Advisor
                                       (Advisor Class)  (Service Class)   (Advisor Class)     Class)          Class)
                                       ---------------- ----------------  ---------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                             $ 20,208        $ 643,973          $ 10,820       $ 68,677           $ 963
                                       ---------------- ----------------  ---------------- --------------  --------------
Total assets                                    20,208          643,973            10,820         68,677             963
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                           2              115                 1             13               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Total liabilities                                    2              115                 1             13               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Net assets                                    $ 20,206        $ 643,858          $ 10,819       $ 68,664           $ 963
                                       ================ ================  ================ ==============  ==============
Net assets
Accumulation units                            $ 20,206        $ 643,292          $ 10,819       $ 68,664           $ 963
Contracts in payout (annuitization)
    period                                           -              566                 -              -               -
                                       ---------------- ----------------  ---------------- --------------  --------------
Total net assets                              $ 20,206        $ 643,858          $ 10,819       $ 68,664           $ 963
                                       ================ ================  ================ ==============  ==============
Total number of mutual fund shares             946,490       53,133,112           892,766      7,939,510         111,384
                                       ================ ================  ================ ==============  ==============
Cost of mutual fund shares                    $ 17,575        $ 596,012           $ 9,330       $ 67,133           $ 912
                                       ================ ================  ================ ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                               ING              ING              ING
                                            ING              ING           Van Kampen       Van Kampen        Van Kampen
                                         Van Kampen       Van Kampen         Global           Global          Growth and
                                       Equity Growth    Equity Growth       Franchise        Franchise          Income
                                      (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Assets
Investments in mutual funds
    at fair value                            $ 29,853          $ 5,910          $ 58,027         $ 14,508         $ 705,413
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total assets                                   29,853            5,910            58,027           14,508           705,413
Liabilities
Payable to ING USA Annuity and
    Life Insurance Company                          5                1                 8                2               160
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total liabilities                                   5                1                 8                2               160
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Net assets                                   $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,253
                                      ================ ================  ================ ================ =================
Net assets
Accumulation units                           $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,138
Contracts in payout (annuitization)
    period                                          -                -                 -                -               115
                                      ---------------- ----------------  ---------------- ---------------- -----------------
Total net assets                             $ 29,848          $ 5,909          $ 58,019         $ 14,506         $ 705,253
                                      ================ ================  ================ ================ =================
Total number of mutual fund shares          3,093,616          612,387         5,176,339        1,296,518        32,093,383
                                      ================ ================  ================ ================ =================
Cost of mutual fund shares                   $ 26,813          $ 5,332          $ 48,777         $ 12,192         $ 719,088
                                      ================ ================  ================ ================ =================


   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                             ING
                                         Van Kampen           ING              ING
                                         Growth and       Van Kampen       Van Kampen       ING Alger
                                           Income         Real Estate      Real Estate      Aggressive     ING Alger
                                       (Advisor Class)  (Service Class)  (Advisor Class)      Growth         Growth
                                       ---------------- ---------------- ----------------  -------------  -------------
Assets
Investments in mutual funds
    at fair value                             $ 24,061        $ 330,930          $ 6,247          $ 557          $ 142
                                       ---------------- ---------------- ----------------  -------------  -------------
Total assets                                    24,061          330,930            6,247            557            142
Liabilities
Payable to ING USA Annuity and
    Insurance Company                                3               66                1              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Total liabilities                                    3               66                1              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Net assets                                    $ 24,058        $ 330,864          $ 6,246          $ 557          $ 142
                                       ================ ================ ================  =============  =============
Net assets
Accumulation units                            $ 24,058        $ 330,775          $ 6,246          $ 557          $ 142
Contracts in payout (annuitization)
    period                                           -               89                -              -              -
                                       ---------------- ---------------- ----------------  -------------  -------------
Total net assets                              $ 24,058        $ 330,864          $ 6,246          $ 557          $ 142
                                       ================ ================ ================  =============  =============
Total number of mutual fund shares           1,094,187       16,174,480          305,168         75,639         16,072
                                       ================ ================ ================  =============  =============
Cost of mutual fund shares                    $ 20,580        $ 270,564          $ 5,335          $ 506          $ 122
                                       ================ ================ ================  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                              ING
                                           American                       ING            ING           ING MFS(R)
                                            Century      ING Baron      JPMorgan       JPMorgan        Capital
                                           Small Cap     Small Cap      Fleming        Mid Cap      Opportunities
                                             Value         Growth     International     Value       (Initial Class)
                                         --------------  -----------  -------------  -------------  ---------------
Assets
Investments in mutual funds
    at fair value                                $ 162      $ 1,028        $ 8,020        $ 6,151          $ 3,009
                                         --------------  -----------  -------------  -------------  ---------------
Total assets                                       162        1,028          8,020          6,151            3,009
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -            -              1              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Total liabilities                                    -            -              1              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Net assets                                       $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
                                         ==============  ===========  =============  =============  ===============
Net assets
Accumulation units                               $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
Contracts in payout (annuitization)
    period                                           -            -              -              -                -
                                         --------------  -----------  -------------  -------------  ---------------
Total net assets                                 $ 162      $ 1,028        $ 8,019        $ 6,151          $ 3,009
                                         ==============  ===========  =============  =============  ===============
Total number of mutual fund shares              15,049       87,931        768,197        517,301          124,279
                                         ==============  ===========  =============  =============  ===============
Cost of mutual fund shares                       $ 137        $ 935        $ 7,454        $ 5,660          $ 2,751
                                         ==============  ===========  =============  =============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                           ING MFS(R)
                                             Capital        ING MFS(R)     ING MFS(R)    ING OpCap       ING PIMCO
                                          Opportunities      Global        Research       Balanced        Total
                                         (Service Class)     Growth         Equity         Value          Return
                                         ----------------  ------------  -------------  ------------- ---------------
Assets
Investments in mutual funds
    at fair value                                  $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ----------------  ------------  -------------  ------------- ---------------
Total assets                                         391         1,586             97            408           1,918
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Total liabilities                                      -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Net assets                                         $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ================  ============  =============  ============= ===============
Net assets
Accumulation units                                 $ 391       $ 1,586           $ 97          $ 408         $ 1,918
Contracts in payout (annuitization)
    period                                             -             -              -              -               -
                                         ----------------  ------------  -------------  ------------- ---------------
Total net assets                                   $ 391       $ 1,586           $ 97          $ 408         $ 1,918
                                         ================  ============  =============  ============= ===============
Total number of mutual fund shares                16,214       143,392         12,902         33,174         180,782
                                         ================  ============  =============  ============= ===============
Cost of mutual fund shares                         $ 350       $ 1,425           $ 84          $ 358         $ 1,944
                                         ================  ============  =============  ============= ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                              ING             ING            ING
                                           ING Salomon      Salomon        Salomon          ING          ING UBS
                                            Brothers       Brothers       Brothers      T. Rowe Price    Tactical
                                           Aggressive     Fundamental     Investors       Growth          Asset
                                             Growth          Value          Value         Equity        Allocation
                                         --------------- -------------- -------------- --------------  -------------
Assets
Investments in mutual funds
    at fair value                              $ 13,881          $ 600          $ 362        $ 2,295           $ 89
                                         --------------- -------------- -------------- --------------  -------------
Total assets                                     13,881            600            362          2,295             89
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Total liabilities                                     1              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Net assets                                     $ 13,880          $ 600          $ 362        $ 2,295           $ 89
                                         =============== ============== ============== ==============  =============
Net assets
Accumulation units                             $ 13,880          $ 600          $ 362        $ 2,295           $ 89
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- -------------- --------------  -------------
Total net assets                               $ 13,880          $ 600          $ 362        $ 2,295           $ 89
                                         =============== ============== ============== ==============  =============
Total number of mutual fund shares              383,127         36,192         27,917         50,870          2,948
                                         =============== ============== ============== ==============  =============
Cost of mutual fund shares                     $ 13,172          $ 525          $ 318        $ 1,991           $ 80
                                         =============== ============== ============== ==============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                          ING GET        ING GET        ING GET
                                           ING Van       U.S. Core      U.S. Core      U.S. Core       ING VIT
                                            Kampen       Portfolio      Portfolio      Portfolio      Worldwide
                                           Comstock      - Series 1     - Series 2    - Series 3       Growth
                                         -------------  -------------  ------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 37,587      $ 220,835      $ 167,346        $ 8,966       $ 50,329
                                         -------------  -------------  ------------- -------------- --------------
Total assets                                   37,587        220,835        167,346          8,966         50,329
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               4             30             15              -             10
                                         -------------  -------------  ------------- -------------- --------------
Total liabilities                                   4             30             15              -             10
                                         -------------  -------------  ------------- -------------- --------------
Net assets                                   $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                         =============  =============  ============= ============== ==============
Net assets
Accumulation units                           $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
Contracts in payout (annuitization)
    period                                          -              -              -              -              -
                                         -------------  -------------  ------------- -------------- --------------
Total net assets                             $ 37,583      $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                         =============  =============  ============= ============== ==============
Total number of mutual fund shares          3,552,661     21,336,742     16,601,752        896,140      7,231,238
                                         =============  =============  ============= ============== ==============
Cost of mutual fund shares                   $ 33,313      $ 213,499      $ 166,106        $ 8,963       $ 44,401
                                         =============  =============  ============= ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         ING VP         ING VP
                                            ING VP         ING VP         ING VP       Index Plus     Index Plus
                                           Balanced         Bond          Growth        LargeCap        MidCap
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 1,231       $ 71,497          $ 292       $ 59,698       $ 19,895
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     1,231         71,497            292         59,698         19,895
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -             14              -              5              2
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -             14              -              5              2
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 1,231       $ 71,483          $ 292       $ 59,693       $ 19,893
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              98,561      5,059,935         32,906      4,425,334      1,277,784
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 1,157       $ 70,593          $ 260       $ 54,808       $ 17,041
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING VP         ING VP         ING VP         ING VP
                                          Index Plus    International      Small          Value         ING VP
                                           SmallCap        Equity         Company      Opportunity    Convertible
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                             $ 16,343          $ 197          $ 876        $ 2,271        $ 3,925
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                    16,343            197            876          2,271          3,925
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                2              -              -              1              -
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    2              -              -              1              -
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                    $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                            $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                              $ 16,341          $ 197          $ 876        $ 2,270        $ 3,925
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           1,214,170         26,147         50,079        188,790        341,049
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                    $ 14,016          $ 176          $ 765        $ 2,141        $ 3,577
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            ING VP         ING VP         ING VP         ING VP
                                          Growth and       Growth      International    LargeCap        ING VP
                                            Income      Opportunities      Value         Growth        MagnaCap
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 1,723       $ 26,052          $ 534        $ 1,941       $ 27,555
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     1,723         26,052            534          1,941         27,555
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              5              -              -              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -              5              -              -              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 1,723       $ 26,047          $ 534        $ 1,941       $ 27,551
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              94,357      5,231,383         47,836        232,699      3,103,038
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 1,535       $ 23,264          $ 476        $ 1,557       $ 24,449
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                        AIM V.I.
                                             ING VP           ING VP        AIM V.I.      AIM V.I.        Dent
                                             MidCap          SmallCap        Capital        Core       Demographic
                                          Opportunities   Opportunities   Appreciation     Equity        Trends
                                         ---------------- --------------- -------------- ------------ --------------
Assets
Investments in mutual funds
    at fair value                                  $ 280        $ 90,469           $ 77        $ 175       $ 58,317
                                         ---------------- --------------- -------------- ------------ --------------
Total assets                                         280          90,469             77          175         58,317
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                  -              16              -            -             10
                                         ---------------- --------------- -------------- ------------ --------------
Total liabilities                                      -              16              -            -             10
                                         ---------------- --------------- -------------- ------------ --------------
Net assets                                         $ 280        $ 90,453           $ 77        $ 175       $ 58,307
                                         ================ =============== ============== ============ ==============
Net assets
Accumulation units                                 $ 280        $ 90,453           $ 77        $ 175       $ 58,307
Contracts in payout (annuitization)
    period                                             -               -              -            -              -
                                         ---------------- --------------- -------------- ------------ --------------
Total net assets                                   $ 280        $ 90,453           $ 77        $ 175       $ 58,307
                                         ================ =============== ============== ============ ==============
Total number of mutual fund shares                45,879       6,162,752          3,622        8,374     11,236,332
                                         ================ =============== ============== ============ ==============
Cost of mutual fund shares                         $ 238        $ 83,036           $ 70        $ 148       $ 50,454
                                         ================ =============== ============== ============ ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                         Alliance-       Alliance-
                                                          AIM V.I.       Bernstein       Bernstein       Alliance-
                                           AIM V.I.        Premier       Growth and       Premier        Bernstein
                                            Growth         Equity          Income         Growth           Value
                                         -------------- -------------- --------------- --------------  --------------
Assets
Investments in mutual funds
    at fair value                              $ 2,729          $ 174        $ 11,498        $ 3,540         $ 6,561
                                         -------------- -------------- --------------- --------------  --------------
Total assets                                     2,729            174          11,498          3,540           6,561
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -               1              -               1
                                         -------------- -------------- --------------- --------------  --------------
Total liabilities                                    -              -               1              -               1
                                         -------------- -------------- --------------- --------------  --------------
Net assets                                     $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
                                         ============== ============== =============== ==============  ==============
Net assets
Accumulation units                             $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
Contracts in payout (annuitization)
    period                                           -              -               -              -               -
                                         -------------- -------------- --------------- --------------  --------------
Total net assets                               $ 2,729          $ 174        $ 11,497        $ 3,540         $ 6,560
                                         ============== ============== =============== ==============  ==============
Total number of mutual fund shares             185,047          8,623         531,821        165,958         587,880
                                         ============== ============== =============== ==============  ==============
Cost of mutual fund shares                     $ 2,357          $ 152        $ 10,365        $ 3,105         $ 5,535
                                         ============== ============== =============== ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                           Fidelity(R)                                  Franklin
                                           Fidelity(R)        VIP         Fidelity(R)    Fidelity(R)    Small Cap
                                              VIP           Equity-          VIP            VIP           Value
                                          Contrafund(R)     Income         Growth        Overseas      Securities
                                         --------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 21,315      $ 145,276      $ 185,667          $ 860          $ 236
                                         --------------- -------------- -------------- -------------- --------------
Total assets                                     21,315        145,276        185,667            860            236
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 2             20             25              -              -
                                         --------------- -------------- -------------- -------------- --------------
Total liabilities                                     2             20             25              -              -
                                         --------------- -------------- -------------- -------------- --------------
Net assets                                     $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
                                         =============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- -------------- -------------- --------------
Total net assets                               $ 21,313      $ 145,256      $ 185,642          $ 860          $ 236
                                         =============== ============== ============== ============== ==============
Total number of mutual fund shares              929,566      6,327,331      6,043,838         55,492         18,631
                                         =============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 18,647      $ 125,342      $ 165,276          $ 840          $ 197
                                         =============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                           INVESCO        INVESCO
                                                            VIF -          VIF -         INVESCO        INVESCO
                                           Greenwich      Financial       Health          VIF -          VIF -
                                         Appreciation     Services       Sciences        Leisure       Utilities
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                                $ 663       $ 59,614       $ 86,679       $ 34,415       $ 26,972
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                       663         59,614         86,679         34,415         26,972
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -             10             15              5              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -             10             15              5              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                       $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                               $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                                 $ 663       $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares              30,441      4,402,792      4,933,366      3,140,073      2,081,152
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                       $ 637       $ 51,581       $ 75,553       $ 29,560       $ 24,292
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                         Janus Aspen                   Janus Aspen
                                          Janus Aspen      Series       Janus Aspen      Series        Colonial
                                            Series        Flexible        Series        Worldwide      Small Cap
                                           Balanced        Income         Growth         Growth          Value
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                              $ 4,464        $ 1,873        $ 1,007        $ 7,201       $ 40,999
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                     4,464          1,873          1,007          7,201         40,999
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -              1              4
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                    -              -              -              1              4
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                     $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                             $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                               $ 4,464        $ 1,873        $ 1,007        $ 7,200       $ 40,995
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares             187,401        142,763         52,887        280,211      2,882,921
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                     $ 4,147        $ 1,868          $ 874        $ 6,364       $ 38,148
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                                        Liberty
                                            Liberty                       Liberty        Small       Oppenheimer
                                             Asset         Liberty        Federal       Company         Global
                                          Allocation       Equity       Securities      Growth        Securities
                                         -------------- -------------- -------------- ------------  ---------------
Assets
Investments in mutual funds
    at fair value                                $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         -------------- -------------- -------------- ------------  ---------------
Total assets                                       601            648             87           75            2,901
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Total liabilities                                    -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Net assets                                       $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         ============== ============== ============== ============  ===============
Net assets
Accumulation units                               $ 601          $ 648           $ 87         $ 75          $ 2,901
Contracts in payout (annuitization)
    period                                           -              -              -            -                -
                                         -------------- -------------- -------------- ------------  ---------------
Total net assets                                 $ 601          $ 648           $ 87         $ 75          $ 2,901
                                         ============== ============== ============== ============  ===============
Total number of mutual fund shares              43,574         45,335          7,751        7,516          116,225
                                         ============== ============== ============== ============  ===============
Cost of mutual fund shares                       $ 496          $ 875           $ 85         $ 49          $ 2,417
                                         ============== ============== ============== ============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                            PIMCO
                                          Oppenheimer        PIMCO        StocksPLUS      Pioneer
                                           Strategic          High        Growth and      Equity-        Pioneer
                                              Bond           Yield          Income         Income         Fund
                                         ---------------  -------------  -------------  ------------- --------------
Assets
Investments in mutual funds
    at fair value                                 $ 702      $ 608,873      $ 190,579        $ 1,010       $ 62,541
                                         ---------------  -------------  -------------  ------------- --------------
Total assets                                        702        608,873        190,579          1,010         62,541
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 -             98             43              -              8
                                         ---------------  -------------  -------------  ------------- --------------
Total liabilities                                     -             98             43              -              8
                                         ---------------  -------------  -------------  ------------- --------------
Net assets                                        $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
                                         ===============  =============  =============  ============= ==============
Net assets
Accumulation units                                $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         ---------------  -------------  -------------  ------------- --------------
Total net assets                                  $ 702      $ 608,775      $ 190,536        $ 1,010       $ 62,533
                                         ===============  =============  =============  ============= ==============
Total number of mutual fund shares              136,850     74,343,442     20,580,832         55,516      3,351,596
                                         ===============  =============  =============  ============= ==============
Cost of mutual fund shares                        $ 688      $ 562,398      $ 171,321          $ 902       $ 54,257
                                         ===============  =============  =============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                            Pioneer        Pioneer                                    ProFund VP
                                            Mid-Cap         Small         ProFund        ProFund     Rising Rates
                                             Value         Company        VP Bull     VP Europe 30    Opportunity
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 190,518        $ 6,392       $ 85,681       $ 32,879       $ 22,978
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                   190,518          6,392         85,681         32,879         22,978
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               25              1             17              5              3
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                   25              1             17              5              3
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                   $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                           $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 190,493        $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           9,375,863        563,167      3,331,309      1,317,284        985,348
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                   $ 162,456        $ 5,821       $ 82,002       $ 31,013       $ 23,586
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                        SP Jennison     Putnam VT      Putnam VT
                                          ProFund VP                   International    Discovery     Growth and
                                           Small Cap      Jennison        Growth         Growth         Income
                                         -------------- -------------- -------------- -------------- --------------
Assets
Investments in mutual funds
    at fair value                            $ 127,268       $ 58,735       $ 68,622        $ 3,173        $ 3,201
                                         -------------- -------------- -------------- -------------- --------------
Total assets                                   127,268         58,735         68,622          3,173          3,201
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                               23             11              9              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total liabilities                                   23             11              9              -              -
                                         -------------- -------------- -------------- -------------- --------------
Net assets                                   $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
                                         ============== ============== ============== ============== ==============
Net assets
Accumulation units                           $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
Contracts in payout (annuitization)
    period                                           -              -              -              -              -
                                         -------------- -------------- -------------- -------------- --------------
Total net assets                             $ 127,245       $ 58,724       $ 68,613        $ 3,173        $ 3,201
                                         ============== ============== ============== ============== ==============
Total number of mutual fund shares           4,024,936      3,568,342     11,770,441        686,721        137,599
                                         ============== ============== ============== ============== ==============
Cost of mutual fund shares                   $ 122,543       $ 48,914       $ 60,070        $ 2,855        $ 2,793
                                         ============== ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)

                                                                            Smith
                                           Putnam VT                       Barney          Smith          Smith
                                         International       Smith      International      Barney         Barney
                                           Growth and       Barney         All Cap         Large          Money
                                             Income       High Income      Growth        Cap Value        Market
                                         --------------- -------------- --------------  -------------  -------------
Assets
Investments in mutual funds
    at fair value                               $ 4,300          $ 308          $ 221          $ 405           $ 50
                                         --------------- -------------- --------------  -------------  -------------
Total assets                                      4,300            308            221            405             50
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                 1              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Total liabilities                                     1              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Net assets                                      $ 4,299          $ 308          $ 221          $ 405           $ 50
                                         =============== ============== ==============  =============  =============
Net assets
Accumulation units                              $ 4,299          $ 308          $ 221          $ 405           $ 50
Contracts in payout (annuitization)
    period                                            -              -              -              -              -
                                         --------------- -------------- --------------  -------------  -------------
Total net assets                                $ 4,299          $ 308          $ 221          $ 405           $ 50
                                         =============== ============== ==============  =============  =============
Total number of mutual fund shares              380,173         41,423         19,901         24,394         49,742
                                         =============== ============== ==============  =============  =============
Cost of mutual fund shares                      $ 3,489          $ 388          $ 314          $ 472           $ 50
                                         =============== ============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2003
                             (Dollars in thousands)


                                                                                       Wells Fargo
                                                         Wells Fargo    Wells Fargo     VT Large      Wells Fargo
                                         UBS Tactical     VT Asset       VT Equity       Company      VT SmallCap
                                          Allocation     Allocation       Income         Growth          Growth
                                         -------------- -------------- -------------- -------------- ---------------
Assets
Investments in mutual funds
    at fair value                              $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         -------------- -------------- -------------- -------------- ---------------
Total assets                                     4,584             25             11             34               7
Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Total liabilities                                    -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Net assets                                     $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         ============== ============== ============== ============== ===============
Net assets
Accumulation units                             $ 4,584           $ 25           $ 11           $ 34             $ 7
Contracts in payout (annuitization)
    period                                           -              -              -              -               -
                                         -------------- -------------- -------------- -------------- ---------------
Total net assets                               $ 4,584           $ 25           $ 11           $ 34             $ 7
                                         ============== ============== ============== ============== ===============
Total number of mutual fund shares             373,310          1,969            707          3,917           1,020
                                         ============== ============== ============== ============== ===============
Cost of mutual fund shares                     $ 4,144           $ 25           $ 11           $ 33             $ 7
                                         ============== ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING GET        ING GET       ING GET        ING GET        ING GET
                                              Fund-          Fund-         Fund-          Fund-          Fund-
                                            Series N       Series P       Series Q       Series R       Series S
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 711        $ 3,275           $ 3           $ 21          $ 181
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             711          3,275             3             21            181
Expenses:
    Mortality and expense risk and
      other charges                                 545          2,640         3,164          3,267          4,158
    Annual administrative charges                     5          1,452            37             41             50
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                34            178           173            125            142
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      584          4,270         3,374          3,433          4,350
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                        127           (995)       (3,371)        (3,412)        (4,169)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              87            949         1,500          1,886          2,646
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  87            949         1,500          1,886          2,646
Net unrealized appreciation
    (depreciation) of investments                   336            857         6,401          7,326          8,506
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 550          $ 811       $ 4,530        $ 5,800        $ 6,983
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         ING AIM        ING AIM
                                                                                         Mid-Cap        Mid-Cap
                                             ING GET        ING GET       ING GET         Growth         Growth
                                              Fund-          Fund-         Fund-         (Service       (Advisor
                                            Series T       Series U       Series V        Class)         Class)
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 266            $ 2           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             266              2             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                               4,314          3,632         4,344          2,725             20
    Annual administrative charges                    55             55            95            181              1
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges               152             66           122             87              -
    Other contract charges                            5              6             4            253              5
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                    4,526          3,759         4,565          3,246             26
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                     (4,260)        (3,757)       (4,565)        (3,246)           (26)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments           3,572          5,263        (1,614)        12,008             11
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions               3,572          5,263        (1,614)        12,008             11
Net unrealized appreciation
    (depreciation) of investments                 7,977         11,523        (4,705)        50,126            425
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 7,289       $ 13,029     $ (10,884)      $ 58,888          $ 410
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                          ING Alliance    ING Alliance                       ING
                                             Mid-Cap         Mid-Cap          ING         American          ING
                                             Growth          Growth        American         Funds         American
                                            (Service        (Advisor         Funds         Growth-         Funds
                                             Class)          Class)         Growth         Income      International
                                          --------------  -------------- -------------- -------------- ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -             $ -            $ -            $ -             $ -
                                          --------------  -------------- -------------- -------------- ---------------
Total investment income                               -               -              -              -               -
Expenses:
    Mortality and expense risk and
      other charges                               5,419              27            312            230              95
    Annual administrative charges                   290               1             14             12               4
    Minimum death benefit guarantee
      charges                                         -               -              -              -               -
    Contingent deferred sales charges               239               -             14             13               -
    Other contract charges                          335               7             36             22              11
                                          --------------  -------------- -------------- -------------- ---------------
Total expenses                                    6,283              35            376            277             110
                                          --------------  -------------- -------------- -------------- ---------------
Net investment income (loss)                     (6,283)            (35)          (376)          (277)           (110)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments          29,527              57              -              -               3
Capital gains distributions                           -               -              -              -               -
                                          --------------  -------------- -------------- -------------- ---------------
Net realized gain (loss) on investments
    and capital gains distributions              29,527              57              -              -               3
Net unrealized appreciation
    (depreciation) of investments               140,666             720          6,250          5,537           2,718
                                          --------------  -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets
    resulting from operations                 $ 163,910           $ 742        $ 5,874        $ 5,260         $ 2,611
                                          ==============  ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING Capital      ING Capital       ING Capital      ING Capital
                                             Guardian         Guardian          Guardian         Guardian        ING Capital
                                             Large Cap        Large Cap          Managed          Managed         Guardian
                                               Value            Value            Global           Global          Small Cap
                                          (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                       $ 221              $ -               $ -              $ -            $ 678
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total investment income                               221                -                 -                -              678
Expenses:
    Mortality and expense risk and
      other charges                                 6,712               56             4,242               12            6,634
    Annual administrative charges                     186                1               155                -              312
    Minimum death benefit guarantee
      charges                                           -                -                 -                -                -
    Contingent deferred sales charges                 211                -               116                -              209
    Other contract charges                            930               15               472                3              597
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total expenses                                      8,039               72             4,985               15            7,752
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)                       (7,818)             (72)           (4,985)             (15)          (7,074)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (4,588)             (30)           (2,433)              17          (13,248)
Capital gains distributions                             -                -                 -                -                -
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions                (4,588)             (30)           (2,433)              17          (13,248)
Net unrealized appreciation
    (depreciation) of investments                 131,558            1,177            89,795              267          154,436
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                   $ 119,152          $ 1,075          $ 82,377            $ 269        $ 134,114
                                          ================ ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Capital         ING            ING          ING Eagle       ING Eagle
                                            Guardian       Developing      Developing     Asset Value     Asset Value
                                            Small Cap         World          World          Equity          Equity
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ 4           $ 177             $ 2          $ 427             $ 1
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                               4             177               2            427               1
Expenses:
    Mortality and expense risk and
      other charges                                  28           1,133              12          2,871              10
    Annual administrative charges                     -              53               -            117               -
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                 -              31               -            119               -
    Other contract charges                            8             105               3            222               2
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                       36           1,322              15          3,329              12
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (32)         (1,145)            (13)        (2,902)            (11)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               2            (728)              4         (9,173)              -
Capital gains distributions                           -               -               -              -               -
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   2            (728)              4         (9,173)              -
Net unrealized appreciation
    (depreciation) of investments                   573          29,880             347         50,235             159
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 543        $ 28,007           $ 338       $ 38,160           $ 148
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING FMR        ING FMR
                                           Diversified    Diversified     ING Goldman      ING Goldman       ING Hard
                                             Mid-Cap        Mid-Cap     Sachs Internet   Sachs Internet       Assets
                                            (Service       (Advisor       Tollkeeper       Tollkeeper        (Service
                                             Class)         Class)      (Service Class)  (Advisor Class)      Class)
                                          -------------- -------------- ---------------- ----------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 2            $ -              $ -              $ -          $ 388
                                          -------------- -------------- ---------------- ----------------  -------------
Total investment income                               2              -                -                -            388
Expenses:
    Mortality and expense risk and
      other charges                               2,048             30              498               15          1,379
    Annual administrative charges                    54              1               14                -             49
    Minimum death benefit guarantee
      charges                                         -              -                -                -              1
    Contingent deferred sales charges                52              1                9                -             38
    Other contract charges                          340              8              104                4            118
                                          -------------- -------------- ---------------- ----------------  -------------
Total expenses                                    2,494             40              625               19          1,585
                                          -------------- -------------- ---------------- ----------------  -------------
Net investment income (loss)                     (2,492)           (40)            (625)             (19)        (1,197)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (876)             4            1,039               43          2,794
Capital gains distributions                           -              -                -                -              -
                                          -------------- -------------- ---------------- ----------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                (876)             4            1,039               43          2,794
Net unrealized appreciation
    (depreciation) of investments                37,624            619            8,672              257         37,546
                                          -------------- -------------- ---------------- ----------------  -------------
Net increase (decrease) in net assets
    resulting from operations                  $ 34,256          $ 583          $ 9,086            $ 281       $ 39,143
                                          ============== ============== ================ ================  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING Janus      ING Janus
                                            ING Hard          ING             ING          Growth         Growth
                                             Assets      International   International   and Income     and Income
                                            (Advisor       (Service        (Advisor       (Service       (Advisor
                                             Class)         Class)          Class)         Class)         Class)
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ 7          $ 349             $ 8           $ 58            $ -
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                               7            349               8             58              -
Expenses:
    Mortality and expense risk and
      other charges                                  17          2,133              37          2,992             67
    Annual administrative charges                     -             95               1             78              1
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 -             72               -             94              1
    Other contract charges                            5            156              10            486             20
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                       22          2,456              48          3,650             89
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                        (15)        (2,107)            (40)        (3,592)           (89)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              22         16,547               5         (1,267)            18
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  22         16,547               5         (1,267)            18
Net unrealized appreciation
    (depreciation) of investments                   641         19,653             813         38,839            929
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 648       $ 34,093           $ 778       $ 33,980          $ 858
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING Janus      ING Janus          ING              ING
                                             Special        Special        Jennison         Jennison        ING JPMorgan
                                             Equity         Equity          Equity           Equity         Fleming Small
                                            (Service       (Advisor      Opportunities    Opportunities      Cap Equity
                                             Class)         Class)      (Service Class)  (Advisor Class)   (Service Class)
                                          -------------- -------------- ---------------- ----------------  ----------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -            $ 268              $ 1               $ -
                                          -------------- -------------- ---------------- ----------------  ----------------
Total investment income                               -              -              268                1                 -
Expenses:
    Mortality and expense risk and
      other charges                                 554              5            4,505               12               500
    Annual administrative charges                    20              -              250                -                12
    Minimum death benefit guarantee
      charges                                         -              -                -                -                 -
    Contingent deferred sales charges                11              -              190                -                 6
    Other contract charges                           95              1              350                3                96
                                          -------------- -------------- ---------------- ----------------  ----------------
Total expenses                                      680              6            5,295               15               614
                                          -------------- -------------- ---------------- ----------------  ----------------
Net investment income (loss)                       (680)            (6)          (5,027)             (14)             (614)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (642)             4          (51,233)              10               (64)
Capital gains distributions                           -              -                -                -                 -
                                          -------------- -------------- ---------------- ----------------  ----------------
Net realized gain (loss) on investments
    and capital gains distributions                (642)             4          (51,233)              10               (64)
Net unrealized appreciation
    (depreciation) of investments                14,396            122          130,334              258            10,493
                                          -------------- -------------- ---------------- ----------------  ----------------
Net increase (decrease) in net assets
    resulting from operations                  $ 13,074          $ 120         $ 74,074            $ 254           $ 9,815
                                          ============== ============== ================ ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING            ING
                                           ING JPMorgan     Julius Baer    Julius Baer        ING         ING Liquid
                                           Fleming Small      Foreign        Foreign        Limited        Assets
                                            Cap Equity       (Service       (Advisor       Maturity       (Service
                                          (Advisor Class)     Class)         Class)          Bond          Class)
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                         $ -          $ 196           $ 14        $ 4,049        $ 6,940
                                          ---------------- -------------- -------------- -------------- --------------
Total investment income                                 -            196             14          4,049          6,940
Expenses:
    Mortality and expense risk and
      other charges                                    74            244             18          9,314         14,952
    Annual administrative charges                       1              6              -            230            571
    Minimum death benefit guarantee
      charges                                           -              -              -              1              4
    Contingent deferred sales charges                   -              2              -            453         26,087
    Other contract charges                             21             48              5            682            955
                                          ---------------- -------------- -------------- -------------- --------------
Total expenses                                         96            300             23         10,680         42,569
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)                          (96)          (104)            (9)        (6,631)       (35,629)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1          1,260              9          9,119              -
Capital gains distributions                             -          1,017             81          1,138              -
                                          ---------------- -------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                     1          2,277             90         10,257              -
Net unrealized appreciation
    (depreciation) of investments                   1,641          2,852            315          1,985              -
                                          ---------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 1,546        $ 5,025          $ 396        $ 5,611      $ (35,629)
                                          ================ ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                              ING             ING
                                            ING Liquid     ING Marisco    ING Marisco       Mercury         Mercury
                                             Assets          Growth          Growth       Foucs Value     Foucs Value
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                      $ 27             $ -             $ -           $ 34             $ 1
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                              27               -               -             34               1
Expenses:
    Mortality and expense risk and
      other charges                                  84          10,330              60            220               6
    Annual administrative charges                     1             746               1              6               -
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                12             467               -              4               -
    Other contract charges                           23             751              17             42               1
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                      120          12,294              78            272               7
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (93)        (12,294)            (78)          (238)             (6)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -         (10,462)             15             86               4
Capital gains distributions                           -               -               -            206               6
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   -         (10,462)             15            292              10
Net unrealized appreciation
    (depreciation) of investments                     -         190,448             972          3,584              98
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ (93)      $ 167,692           $ 909        $ 3,638           $ 102
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                              ING MFS(R)     ING MFS(R)
                                            ING Mercury      ING Mercury       Mid-Cap        Mid-Cap       ING MFS(R)
                                            Fundamental      Fundamental        Growth         Growth        Research
                                              Growth           Growth          (Service       (Advisor       (Service
                                          (Service Class)  (Advisor Class)      Class)         Class)         Class)
                                          ---------------- ----------------  -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                         $ -              $ -            $ -            $ -          $ 941
                                          ---------------- ----------------  -------------  -------------  -------------
Total investment income                                 -                -              -              -            941
Expenses:
    Mortality and expense risk and
      other charges                                   126                7          8,502             70          7,178
    Annual administrative charges                       3                -            550              1            389
    Minimum death benefit guarantee
      charges                                           -                -              1              -              -
    Contingent deferred sales charges                   4                -            332              -            332
    Other contract charges                             29                2            814             19            569
                                          ---------------- ----------------  -------------  -------------  -------------
Total expenses                                        162                9         10,199             90          8,468
                                          ---------------- ----------------  -------------  -------------  -------------
Net investment income (loss)                         (162)              (9)       (10,199)           (90)        (7,527)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 3                4        (77,150)            18       (121,817)
Capital gains distributions                             -                -              -              -              -
                                          ---------------- ----------------  -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                     3                4        (77,150)            18       (121,817)
Net unrealized appreciation
    (depreciation) of investments                   2,071              126        248,319          1,249        219,580
                                          ---------------- ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 1,912            $ 121      $ 160,970        $ 1,177       $ 90,236
                                          ================ ================  =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            ING MFS(R)      ING MFS(R)     ING MFS(R)      ING PIMCO       ING PIMCO
                                            Research       Total Return   Total Return     Core Bond       Core Bond
                                            (Advisor        (Service        (Advisor       (Service        (Advisor
                                             Class)          Class)          Class)         Class)          Class)
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ 2         $ 5,242            $ 64        $ 2,244            $ 59
                                          --------------  -------------- --------------- --------------  --------------
Total investment income                               2           5,242              64          2,244              59
Expenses:
    Mortality and expense risk and
      other charges                                  19          15,637             133          8,739             173
    Annual administrative charges                     -             523               2            170               2
    Minimum death benefit guarantee
      charges                                         -               -               -              -               -
    Contingent deferred sales charges                 -             536               -            313               1
    Other contract charges                            4           1,380              37          1,086              51
                                          --------------  -------------- --------------- --------------  --------------
Total expenses                                       23          18,076             172         10,308             227
                                          --------------  -------------- --------------- --------------  --------------
Net investment income (loss)                        (21)        (12,834)           (108)        (8,064)           (168)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              11          (1,736)              2         11,491              33
Capital gains distributions                           -               -               -          5,908             188
                                          --------------  -------------- --------------- --------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                  11          (1,736)              2         17,399             221
Net unrealized appreciation
    (depreciation) of investments                   250         150,200           1,398          3,595              95
                                          --------------  -------------- --------------- --------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 240       $ 135,630         $ 1,292       $ 12,930           $ 148
                                          ==============  ============== =============== ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                           ING Salomon     ING Salomon     ING Salomon     ING Salomon          ING
                                             Brothers        Brothers        Brothers        Brothers      T. Rowe Price
                                             All Cap         All Cap        Investors       Investors         Capital
                                             (Service        (Advisor        (Service        (Advisor      Appreciation
                                              Class)          Class)          Class)          Class)      (Service Class)
                                          --------------- --------------- --------------- --------------- ----------------
Net investment income (loss)
Income:
    Dividends                                      $ 191             $ -           $ 205             $ 1          $ 4,171
                                          --------------- --------------- --------------- --------------- ----------------
Total investment income                              191               -             205               1            4,171
Expenses:
    Mortality and expense risk and
      other charges                                5,331              41           1,808              10           17,556
    Annual administrative charges                    165               1              42               -              533
    Minimum death benefit guarantee
      charges                                          -               -               -               -                1
    Contingent deferred sales charges                172               -              59               -              605
    Other contract charges                           744              12             269               2            1,913
                                          --------------- --------------- --------------- --------------- ----------------
Total expenses                                     6,412              54           2,178              12           20,608
                                          --------------- --------------- --------------- --------------- ----------------
Net investment income (loss)                      (6,221)            (54)         (1,973)            (11)         (16,437)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments           (8,074)              7          (4,397)              3            5,046
Capital gains distributions                            -               -               -               -            1,545
                                          --------------- --------------- --------------- --------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions               (8,074)              7          (4,397)              3            6,591
Net unrealized appreciation
    (depreciation) of investments                113,725             903          34,032             175          247,300
                                          --------------- --------------- --------------- --------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                   $ 99,430           $ 856        $ 27,662           $ 167        $ 237,454
                                          =============== =============== =============== =============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                ING              ING               ING             ING            ING
                                           T. Rowe Price    T. Rowe Price     T. Rowe Price      UBS U.S.       UBS U.S.
                                              Capital          Equity            Equity         Balanced       Balanced
                                           Appreciation        Income            Income         (Service       (Advisor
                                          (Advisor Class)  (Service Class)   (Advisor Class)     Class)         Class)
                                          ---------------- ----------------  ---------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                        $ 51          $ 1,609              $ 22            $ 8            $ -
                                          ---------------- ----------------  ---------------- -------------- --------------
Total investment income                                51            1,609                22              8              -
Expenses:
    Mortality and expense risk and
      other charges                                   154            7,667                85            877              3
    Annual administrative charges                       3              268                 2             24              -
    Minimum death benefit guarantee
      charges                                           -                3                 -              -              -
    Contingent deferred sales charges                   -              213                 -             25              -
    Other contract charges                             42              845                24            129              1
                                          ---------------- ----------------  ---------------- -------------- --------------
Total expenses                                        199            8,996               111          1,055              4
                                          ---------------- ----------------  ---------------- -------------- --------------
Net investment income (loss)                         (148)          (7,387)              (89)        (1,047)            (4)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                34           (3,737)               (1)        (1,392)             -
Capital gains distributions                            22              741                12              -              -
                                          ---------------- ----------------  ---------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                    56           (2,996)               11         (1,392)             -
Net unrealized appreciation
    (depreciation) of investments                   2,652          117,245             1,510         10,222             51
                                          ---------------- ----------------  ---------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 2,560        $ 106,862           $ 1,432        $ 7,783           $ 47
                                          ================ ================  ================ ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                   ING              ING              ING
                                                ING              ING           Van Kampen       Van Kampen       Van Kampen
                                             Van Kampen       Van Kampen         Global           Global         Growth and
                                           Equity Growth    Equity Growth       Franchise        Franchise         Income
                                          (Service Class)  (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)
Income:
    Dividends                                         $ 4              $ -             $ 298             $ 67          $ 1,613
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total investment income                                 4                -               298               67            1,613
Expenses:
    Mortality and expense risk and
      other charges                                   250               49               522              109            9,383
    Annual administrative charges                       7                1                12                2              457
    Minimum death benefit guarantee
      charges                                           -                -                 -                -                -
    Contingent deferred sales charges                   4                1                 7                1              355
    Other contract charges                             48               13               101               32              551
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Total expenses                                        309               64               642              144           10,746
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net investment income (loss)                         (305)             (64)             (344)             (77)          (9,133)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               (22)               5               352               20          (16,135)
Capital gains distributions                           308               62                10                2                -
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net realized gain (loss) on investments
    and capital gains distributions                   286               67               362               22          (16,135)
Net unrealized appreciation
    (depreciation) of investments                   3,210              600             9,459            2,310          164,870
                                          ---------------- ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets
    resulting from operations                     $ 3,191            $ 603           $ 9,477          $ 2,255        $ 139,602
                                          ================ ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                ING             ING            ING
                                            Van Kampen      Van Kampen     Van Kampen
                                            Growth and      Real Estate    Real Estate     ING Alger
                                              Income         (Service       (Advisor      Aggressive      ING Alger
                                          (Advisor Class)     Class)         Class)         Growth         Growth
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                        $ 42          $ 510            $ 6            $ -            $ -
                                          ---------------- -------------- -------------- -------------- --------------
Total investment income                                42            510              6              -              -
Expenses:
    Mortality and expense risk and
      other charges                                   186          3,899             48              2              1
    Annual administrative charges                       4            141              1              -              -
    Minimum death benefit guarantee
      charges                                           -              -              -              -              -
    Contingent deferred sales charges                   5            128              1              -              -
    Other contract charges                             47            458             14              -              -
                                          ---------------- -------------- -------------- -------------- --------------
Total expenses                                        242          4,626             64              2              1
                                          ---------------- -------------- -------------- -------------- --------------
Net investment income (loss)                         (200)        (4,116)           (58)            (2)            (1)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                20            467              6             20              -
Capital gains distributions                             -          1,987             37              -              -
                                          ---------------- -------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                    20          2,454             43             20              -
Net unrealized appreciation
    (depreciation) of investments                   3,492         75,798            914             51             24
                                          ---------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 3,312       $ 74,136          $ 899           $ 69           $ 23
                                          ================ ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                               ING
                                            American                       ING            ING           ING MFS(R)
                                             Century      ING Baron      JPMorgan       JPMorgan        Capital
                                            Small Cap     Small Cap      Fleming        Mid Cap      Opportunities
                                              Value        Growth     International      Value       (Initial Class)
                                          -------------- ------------ --------------- -------------  ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -          $ -             $ 2          $ 16              $ 3
                                          -------------- ------------ --------------- -------------  ---------------
Total investment income                               -            -               2            16                3
Expenses:
    Mortality and expense risk and
      other charges                                   1            2              21            28               27
    Annual administrative charges                     -            -               1             1                1
    Minimum death benefit guarantee
      charges                                         -            -               -             -                -
    Contingent deferred sales charges                 -            -               -             -                1
    Other contract charges                            -            -               1             -                -
                                          -------------- ------------ --------------- -------------  ---------------
Total expenses                                        1            2              23            29               29
                                          -------------- ------------ --------------- -------------  ---------------
Net investment income (loss)                         (1)          (2)            (21)          (13)             (26)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -            -             130             8             (106)
Capital gains distributions                           4            -               -            42                -
                                          -------------- ------------ --------------- -------------  ---------------
Net realized gain (loss) on investments
    and capital gains distributions                   4            -             130            50             (106)
Net unrealized appreciation
    (depreciation) of investments                    25           93             567           483              539
                                          -------------- ------------ --------------- -------------  ---------------
Net increase (decrease) in net assets
    resulting from operations                      $ 28         $ 91           $ 676         $ 520            $ 407
                                          ============== ============ =============== =============  ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING MFS(R)
                                              Capital       ING MFS(R)    ING MFS(R)     ING OpCap      ING PIMCO
                                           Opportunities      Global       Research       Balanced         Total
                                          (Service Class)     Growth        Equity          Value         Return
                                          ---------------- ------------- -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                         $ -           $ -            $ -            $ 6           $ 52
                                          ---------------- ------------- -------------- -------------- --------------
Total investment income                                 -             -              -              6             52
Expenses:
    Mortality and expense risk and
      other charges                                     2             7              -              2              9
    Annual administrative charges                       -             -              -              -              -
    Minimum death benefit guarantee
      charges                                           -             -              -              -              -
    Contingent deferred sales charges                   -             -              -              -              -
    Other contract charges                              -             -              -              -              -
                                          ---------------- ------------- -------------- -------------- --------------
Total expenses                                          2             7              -              2              9
                                          ---------------- ------------- -------------- -------------- --------------
Net investment income (loss)                           (2)           (7)             -              4             43
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 -            13              -              -              2
Capital gains distributions                             -             -              -              -             10
                                          ---------------- ------------- -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                     -            13              -              -             12
Net unrealized appreciation
    (depreciation) of investments                      54           161             13             55            (20)
                                          ---------------- ------------- -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                        $ 52         $ 167           $ 13           $ 59           $ 35
                                          ================ ============= ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                               ING            ING           ING
                                             Salomon        Salomon       Salomon           ING          ING UBS
                                            Brothers       Brothers       Brothers      T. Rowe Price   Tactical
                                           Aggressive     Fundamental    Investors        Growth          Asset
                                             Growth          Value         Value          Equity       Allocation
                                          -------------- -------------- -------------  -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 5           $ 1             $ 2            $ -
                                          -------------- -------------- -------------  -------------- --------------
Total investment income                               -              5             1               2              -
Expenses:
    Mortality and expense risk and
      other charges                                  34              2             1               8              -
    Annual administrative charges                     1              -             -               -              -
    Minimum death benefit guarantee
      charges                                         -              -             -               -              -
    Contingent deferred sales charges                 -              -             -               -              -
    Other contract charges                            5              -             -               -              -
                                          -------------- -------------- -------------  -------------- --------------
Total expenses                                       40              2             1               8              -
                                          -------------- -------------- -------------  -------------- --------------
Net investment income (loss)                        (40)             3             -              (6)             -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              38              1             -              (3)             -
Capital gains distributions                           -              -             -               -              -
                                          -------------- -------------- -------------  -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  38              1             -              (3)             -
Net unrealized appreciation
    (depreciation) of investments                   709             75            44             322              9
                                          -------------- -------------- -------------  -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 707           $ 79          $ 44           $ 313            $ 9
                                          ============== ============== =============  ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            ING GET       ING GET        ING GET
                                             ING Van       U.S. Core     U.S. Core      U.S. Core       ING VIT
                                             Kampen        Portfolio     Portfolio      Portfolio      Worldwide
                                            Comstock      - Series 1     - Series 2     - Series 3       Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 210            $ -           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             210              -             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                                 271          1,574           222              5            624
    Annual administrative charges                     5             36            17              -             18
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 1             19             1              -             18
    Other contract charges                           61              1             -              -            123
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      338          1,630           240              5            783
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                       (128)        (1,630)         (240)            (5)          (783)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             123            372             3              -         (1,417)
Capital gains distributions                         600              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 723            372             3              -         (1,417)
Net unrealized appreciation
    (depreciation) of investments                 4,267          7,336         1,240              3         11,402
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 4,862        $ 6,078       $ 1,003           $ (2)       $ 9,202
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                          ING VP         ING VP
                                             ING VP         ING VP         ING VP       Index Plus     Index Plus
                                            Balanced         Bond          Growth        LargeCap        MidCap
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ -        $ 1,301           $ -          $ 157           $ 27
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               -          1,301             -            157             27
Expenses:
    Mortality and expense risk and
      other charges                                   3          1,207             1            325            137
    Annual administrative charges                     -             27             -              8              3
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -             78             -             13              2
    Other contract charges                            -            171             -             37              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        3          1,483             1            383            142
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (3)          (182)           (1)          (226)          (115)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               2          1,465             5            901           (100)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                   2          1,465             5            901           (100)
Net unrealized appreciation
    (depreciation) of investments                    74          1,098            36          4,973          2,998
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                      $ 73        $ 2,381          $ 40        $ 5,648        $ 2,783
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             ING VP         ING VP         ING VP         ING VP
                                           Index Plus    International     Small          Value          ING VP
                                            SmallCap        Equity        Company      Opportunity     Convertible
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 6            $ -           $ 1           $ 10           $ 64
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               6              -             1             10             64
Expenses:
    Mortality and expense risk and
      other charges                                 105              -             3             22             31
    Annual administrative charges                     3              -             -              1              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 3              -             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                      111              -             3             23             31
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                       (105)             -            (2)           (13)            33
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              45              -            (5)           (34)            46
Capital gains distributions                           -              -             -              -             59
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  45              -            (5)           (34)           105
Net unrealized appreciation
    (depreciation) of investments                 2,362             21           164            379            400
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   $ 2,302           $ 21         $ 157          $ 332          $ 538
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             ING
                                             ING VP         ING VP          ING VP        VP Large        ING VP
                                           Growth and       Growth       International     Company       LargeCap
                                             Income      Opportunities       Value          Value         Growth
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -             $ 1           $ 11            $ -
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                               -              -               1             11              -
Expenses:
    Mortality and expense risk and
      other charges                                   5            277               2             17             22
    Annual administrative charges                     -              8               -              -              1
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 -              3               -              1              -
    Other contract charges                            -             52               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                        5            340               2             18             23
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                         (5)          (340)             (1)            (7)           (23)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -           (492)             19             82             23
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                   -           (492)             19             82             23
Net unrealized appreciation
    (depreciation) of investments                   188          5,210              68            158            432
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 183        $ 4,378            $ 86          $ 233          $ 432
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            ING VP          ING VP        AIM V.I.       AIM V.I.
                                             ING VP         MidCap         SmallCap        Capital         Core
                                            MagnaCap     Opportunities   Opportunities  Appreciation      Equity
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                     $ 147            $ -             $ -            $ -            $ 1
                                          -------------- --------------  -------------- -------------- --------------
Total investment income                             147              -               -              -              1
Expenses:
    Mortality and expense risk and
      other charges                                 295              1             916              -              1
    Annual administrative charges                     8              -              25              -              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 5              -              17              -              -
    Other contract charges                           43              -             197              -              -
                                          -------------- --------------  -------------- -------------- --------------
Total expenses                                      351              1           1,155              -              1
                                          -------------- --------------  -------------- -------------- --------------
Net investment income (loss)                       (204)            (1)         (1,155)             -              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (278)             -          (1,179)            (6)             -
Capital gains distributions                           -              -               -              -              -
                                          -------------- --------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                (278)             -          (1,179)            (6)             -
Net unrealized appreciation
    (depreciation) of investments                 5,308             46          19,418             14             30
                                          -------------- --------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 4,826           $ 45        $ 17,084            $ 8           $ 30
                                          ============== ==============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)


                                            AIM V.I.                                     Alliance-      Alliance-
                                              Dent                        AIM V.I.       Bernstein      Bernstein
                                           Demographic     AIM V.I.       Premier       Growth and       Premier
                                             Trends         Growth         Equity         Income          Growth
                                          -------------- -------------- -------------  -------------- ---------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -           $ -            $ 50             $ -
                                          -------------- -------------- -------------  -------------- ---------------
Total investment income                               -              -             -              50               -
Expenses:
    Mortality and expense risk and
      other charges                                 510             22             1             102              44
    Annual administrative charges                    16              -             -               2               1
    Minimum death benefit guarantee
      charges                                         -              -             -               -               -
    Contingent deferred sales charges                12              1             -               4               2
    Other contract charges                           92              -             -               -               -
                                          -------------- -------------- -------------  -------------- ---------------
Total expenses                                      630             23             1             108              47
                                          -------------- -------------- -------------  -------------- ---------------
Net investment income (loss)                       (630)           (23)           (1)            (58)            (47)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (826)           (59)           (6)           (169)             61
Capital gains distributions                           -              -             -               -               -
                                          -------------- -------------- -------------  -------------- ---------------
Net realized gain (loss) on investments
    and capital gains distributions                (826)           (59)           (6)           (169)             61
Net unrealized appreciation
    (depreciation) of investments                 9,992            456            29           2,108             540
                                          -------------- -------------- -------------  -------------- ---------------
Net increase (decrease) in net assets
    resulting from operations                   $ 8,536          $ 374          $ 22         $ 1,881           $ 554
                                          ============== ============== =============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            Alliance-      Fidelity(R)    Fidelity(R)    Fidelity(R)    Fidelity(R)
                                            Bernstein         VIP            VIP             VIP            VIP
                                              Value       Contrafund(R)  Equity-Income      Growth        Overseas
                                          -------------- -------------- --------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                      $ 32           $ 17           $ 401           $ 33            $ -
                                          -------------- -------------- --------------- -------------- --------------
Total investment income                              32             17             401             33              -
Expenses:
    Mortality and expense risk and
      other charges                                  69            142           1,030          1,422              1
    Annual administrative charges                     1              3              28             38              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 2             11              25             33              -
    Other contract charges                            -              -             170            230              -
                                          -------------- -------------- --------------- -------------- --------------
Total expenses                                       72            156           1,253          1,723              1
                                          -------------- -------------- --------------- -------------- --------------
Net investment income (loss)                        (40)          (139)           (852)        (1,690)            (1)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (77)            17           1,150          3,517             70
Capital gains distributions                           -              -               -              -              -
                                          -------------- -------------- --------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                 (77)            17           1,150          3,517             70
Net unrealized appreciation
    (depreciation) of investments                 1,249          2,949          19,809         21,592             20
                                          -------------- -------------- --------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 1,132        $ 2,827        $ 20,107       $ 23,419           $ 89
                                          ============== ============== =============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                            Franklin                                                     Galaxy
                                            Small Cap     Galaxy VIP     Galaxy VIP     Galaxy VIP     VIP Small
                                              Value          Asset       Growth and    High Quality     Company
                                           Securities     Allocation       Income          Bond          Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 4           $ -            $ 2            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               -              4             -              2              -
Expenses:
    Mortality and expense risk and
      other charges                                   1              2             -              1              -
    Annual administrative charges                     -              -             -              -              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              1             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        1              3             -              1              -
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (1)             1             -              1              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               -           (237)          (53)             5            (37)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                   -           (237)          (53)             5            (37)
Net unrealized appreciation
    (depreciation) of investments                    42            244            49             (6)            33
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                      $ 41            $ 8          $ (4)           $ -           $ (4)
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                            INVESCO       INVESCO
                                                             VIF -         VIF -         INVESCO        INVESCO
                                            Greenwich      Financial       Health         VIF -          VIF -
                                          Appreciation     Services       Sciences       Leisure       Utilities
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                       $ 4          $ 276           $ -            $ -          $ 281
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                               4            276             -              -            281
Expenses:
    Mortality and expense risk and
      other charges                                   8            622           900            286            250
    Annual administrative charges                     1             16            23              8              6
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -             26            20              4              4
    Other contract charges                            -            106           153             60             43
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                        9            770         1,096            358            303
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         (5)          (494)       (1,096)          (358)           (22)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (15)         1,322           285            (11)          (293)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 (15)         1,322           285            (11)          (293)
Net unrealized appreciation
    (depreciation) of investments                   141          8,589        12,824          4,839          2,884
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 121        $ 9,417      $ 12,013        $ 4,470        $ 2,569
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                          Janus Aspen                  Janus Aspen
                                           Janus Aspen      Series      Janus Aspen       Series        Colonial
                                             Series        Flexible        Series       Worldwide      Small Cap
                                            Balanced        Income         Growth         Growth         Value
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                      $ 57           $ 46           $ -           $ 45          $ 104
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                              57             46             -             45            104
Expenses:
    Mortality and expense risk and
      other charges                                  20              8             4             71            119
    Annual administrative charges                     -              -             -              2              5
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              -             -              1              1
    Other contract charges                            -              -             -              -             22
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                       20              8             4             74            147
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                         37             38            (4)           (29)           (43)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              (1)            22            (8)           461             85
Capital gains distributions                           -              -             -              -            497
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                  (1)            22            (8)           461            582
Net unrealized appreciation
    (depreciation) of investments                   346             (5)          165            941          2,851
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 382           $ 55         $ 153        $ 1,373        $ 3,390
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                         Liberty
                                             Liberty                      Liberty         Small        Oppenheimer
                                              Asset         Liberty       Federal        Company         Global
                                           Allocation       Equity       Securities       Growth       Securities
                                          -------------- -------------- -------------  -------------  --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ 2           $ -            $ -             $ 3
                                          -------------- -------------- -------------  -------------  --------------
Total investment income                               -              2             -              -               3
Expenses:
    Mortality and expense risk and
      other charges                                   6              9             1              1               9
    Annual administrative charges                     1              1             -              -               -
    Minimum death benefit guarantee
      charges                                         -              -             -              -               -
    Contingent deferred sales charges                 -              -             -              -               -
    Other contract charges                            -              -             -              -               -
                                          -------------- -------------- -------------  -------------  --------------
Total expenses                                        7             10             1              1               9
                                          -------------- -------------- -------------  -------------  --------------
Net investment income (loss)                         (7)            (8)           (1)            (1)             (6)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments               5            (56)            1              4              (4)
Capital gains distributions                           -              -             -              -               -
                                          -------------- -------------- -------------  -------------  --------------
Net realized gain (loss) on investments
    and capital gains distributions                   5            (56)            1              4              (4)
Net unrealized appreciation
    (depreciation) of investments                   105            193             2             26             523
                                          -------------- -------------- -------------  -------------  --------------
Net increase (decrease) in net assets
    resulting from operations                     $ 103          $ 129           $ 2           $ 29           $ 513
                                          ============== ============== =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                            PIMCO
                                           Oppenheimer       PIMCO        StocksPLUS      Pioneer
                                            Strategic         High        Growth and      Equity-        Pioneer
                                              Bond           Yield          Income         Income         Fund
                                          --------------  -------------  -------------  ------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ 2       $ 33,724        $ 3,873           $ 12          $ 360
                                          --------------  -------------  -------------  ------------- --------------
Total investment income                               2         33,724          3,873             12            360
Expenses:
    Mortality and expense risk and
      other charges                                   2          7,725          3,019              5            612
    Annual administrative charges                     -            211            127              -             12
    Minimum death benefit guarantee
      charges                                         -              -              -              -              -
    Contingent deferred sales charges                 -            291            202              -             17
    Other contract charges                            -            772            232              -            117
                                          --------------  -------------  -------------  ------------- --------------
Total expenses                                        2          8,999          3,580              5            758
                                          --------------  -------------  -------------  ------------- --------------
Net investment income (loss)                          -         24,725            293              7           (398)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments              21         (3,672)       (32,864)            (2)          (651)
Capital gains distributions                           -              -              -              -              -
                                          --------------  -------------  -------------  ------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                  21         (3,672)       (32,864)            (2)          (651)
Net unrealized appreciation
    (depreciation) of investments                    14         61,195         78,606            128          9,623
                                          --------------  -------------  -------------  ------------- --------------
Net increase (decrease) in net assets
    resulting from operations                      $ 35       $ 82,248       $ 46,035          $ 133        $ 8,574
                                          ==============  =============  =============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                             Pioneer        Pioneer                                    ProFund VP
                                             Mid-Cap         Small        ProFund        ProFund      Rising Rates
                                              Value         Company       VP Bull      VP Europe 30   Opportunity
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                     $ 209            $ -           $ -           $ 31            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                             209              -             -             31              -
Expenses:
    Mortality and expense risk and
      other charges                               1,648             65           829            260             91
    Annual administrative charges                    40              1            28              7              4
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                40              1            32              8              1
    Other contract charges                          266              -            93             23              3
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                    1,994             67           982            298             99
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                     (1,785)           (67)         (982)          (267)           (99)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (273)           (73)        7,956          3,373           (117)
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                (273)           (73)        7,956          3,373           (117)
Net unrealized appreciation
    (depreciation) of investments                34,933          1,100         4,488          2,207           (608)
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                  $ 32,875          $ 960      $ 11,462        $ 5,313         $ (824)
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                         SP Jennison     Putnam VT      Putnam VT
                                           ProFund VP                   International    Discovery     Growth and
                                            Small Cap      Jennison        Growth          Growth        Income
                                          -------------- -------------- --------------  ------------- --------------
Net investment income (loss)
Income:
    Dividends                                       $ -            $ -            $ -            $ -           $ 34
                                          -------------- -------------- --------------  ------------- --------------
Total investment income                               -              -              -              -             34
Expenses:
    Mortality and expense risk and
      other charges                                 997            806            518             37             34
    Annual administrative charges                    35             20             14              1              1
    Minimum death benefit guarantee
      charges                                         -              -              -              -              -
    Contingent deferred sales charges                38             14              9              1              1
    Other contract charges                          129            129             83              -              -
                                          -------------- -------------- --------------  ------------- --------------
Total expenses                                    1,199            969            624             39             36
                                          -------------- -------------- --------------  ------------- --------------
Net investment income (loss)                     (1,199)          (969)          (624)           (39)            (2)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments          13,339            690          3,034            (50)           (94)
Capital gains distributions                           -              -              -              -              -
                                          -------------- -------------- --------------  ------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions              13,339            690          3,034            (50)           (94)
Net unrealized appreciation
    (depreciation) of investments                 6,166         11,818          9,129            703            648
                                          -------------- -------------- --------------  ------------- --------------
Net increase (decrease) in net assets
    resulting from operations                  $ 18,306       $ 11,539       $ 11,539          $ 614          $ 552
                                          ============== ============== ==============  ============= ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                             Smith
                                            Putnam VT                       Barney          Smith          Smith
                                          International      Smith       International     Barney         Barney
                                           Growth and        Barney         All Cap         Large          Money
                                             Income       High Income       Growth        Cap Value       Market
                                          --------------  -------------  -------------- -------------- --------------
Net investment income (loss)
Income:
    Dividends                                      $ 51           $ 21             $ 2            $ 6            $ 1
                                          --------------  -------------  -------------- -------------- --------------
Total investment income                              51             21               2              6              1
Expenses:
    Mortality and expense risk and
      other charges                                  50              4               3              5              2
    Annual administrative charges                     1              1               -              1              -
    Minimum death benefit guarantee
      charges                                         -              -               -              -              -
    Contingent deferred sales charges                 1              -               -              -             10
    Other contract charges                            -              -               -              -              -
                                          --------------  -------------  -------------- -------------- --------------
Total expenses                                       52              5               3              6             12
                                          --------------  -------------  -------------- -------------- --------------
Net investment income (loss)                         (1)            16              (1)             -            (11)
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments            (129)           (81)            (25)           (41)             -
Capital gains distributions                           -              -               -              -              -
                                          --------------  -------------  -------------- -------------- --------------
Net realized gain (loss) on investments
    and capital gains distributions                (129)           (81)            (25)           (41)             -
Net unrealized appreciation
    (depreciation) of investments                 1,208            134              71            125              -
                                          --------------  -------------  -------------- -------------- --------------
Net increase (decrease) in net assets
    resulting from operations                   $ 1,078           $ 69            $ 45           $ 84          $ (11)
                                          ==============  =============  ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2003
                             (Dollars in thousands)

                                                                                       Wells Fargo
                                                          Wells Fargo   Wells Fargo      VT Large     Wells Fargo
                                          UBS Tactical     VT Asset      VT Equity       Company      VT SmallCap
                                           Allocation     Allocation       Income         Growth         Growth
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)
Income:
    Dividends                                      $ 15            $ -           $ -            $ -            $ -
                                          -------------- -------------- -------------  -------------  -------------
Total investment income                              15              -             -              -              -
Expenses:
    Mortality and expense risk and
      other charges                                  36              -             -              -              -
    Annual administrative charges                     1              -             -              -              -
    Minimum death benefit guarantee
      charges                                         -              -             -              -              -
    Contingent deferred sales charges                 -              -             -              -              -
    Other contract charges                            -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Total expenses                                       37              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net investment income (loss)                        (22)             -             -              -              -
Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments             (51)             -             -              -              -
Capital gains distributions                           -              -             -              -              -
                                          -------------- -------------- -------------  -------------  -------------
Net realized gain (loss) on investments
    and capital gains distributions                 (51)             -             -              -              -
Net unrealized appreciation
    (depreciation) of investments                   694              -             -              1              -
                                          -------------- -------------- -------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                     $ 621            $ -           $ -            $ 1            $ -
                                          ============== ============== =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING GET        ING GET        ING GET        ING GET
                                                                  Fund-          Fund-          Fund-          Fund-
                                                                Series N       Series P       Series Q       Series R
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                      $ 30,868      $ 153,045        $ 1,904            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (225)        (1,613)           335            320
    Net realized gain (loss) on investments
      and capital gains distributions                                     1            (70)            (3)            48
    Net unrealized appreciation (depreciation) of investments          (538)         1,644            217          1,356
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (762)           (39)           549          1,724
Changes from contract transactions:
    Purchase payments                                                    (8)          (437)         2,717          2,413
    Contract distributions and terminations                            (792)        (3,496)        (2,304)        (2,081)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (645)        (5,227)       166,163        168,470
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (1,445)        (9,160)       166,576        168,802
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            (2,207)        (9,199)       167,125        170,526
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      28,661        143,846        169,029        170,526
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        127           (995)        (3,371)        (3,412)
    Net realized gain (loss) on investments                              87            949          1,500          1,886
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   336            857          6,401          7,326
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   550            811          4,530          5,800
Changes from contract transactions:
    Purchase payments                                                   (25)          (112)          (123)           (88)
    Contract distributions and terminations                          (1,353)        (6,238)        (6,340)        (5,347)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (4,476)       (28,206)       (36,001)       (36,136)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (5,854)       (34,556)       (42,464)       (41,571)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            (5,304)       (33,745)       (37,934)       (35,771)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 23,357      $ 110,101      $ 131,095      $ 134,755
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                 ING GET        ING GET        ING GET        ING GET
                                                                  Fund-          Fund-          Fund-          Fund-
                                                                Series S       Series T       Series U       Series V
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (132)          (298)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (15)             8              -              -
    Net unrealized appreciation (depreciation) of investments         1,013          2,300              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   866          2,010              -              -
Changes from contract transactions:
    Purchase payments                                                 3,067          6,518            466              -
    Contract distributions and terminations                          (1,591)          (152)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      216,928        229,572            582              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          218,404        235,938          1,048              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           219,270        237,948          1,048              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     219,270        237,948          1,048              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (4,169)        (4,260)        (3,757)        (4,565)
    Net realized gain (loss) on investments                           2,646          3,572          5,263         (1,614)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 8,506          7,977         11,523         (4,705)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 6,983          7,289         13,029        (10,884)
Changes from contract transactions:
    Purchase payments                                                  (100)          (258)         5,900         12,238
    Contract distributions and terminations                          (6,106)        (6,877)        (4,265)        (4,915)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (58,227)       (75,220)       153,214        329,545
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (64,433)       (82,355)       154,849        336,868
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           (57,450)       (75,066)       167,878        325,984
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 161,820      $ 162,882      $ 168,926      $ 325,984
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING AIM         ING AIM      ING Alliance    ING Alliance
                                                                 Mid-Cap         Mid-Cap         Mid-Cap        Mid-Cap
                                                                  Growth         Growth          Growth          Growth
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                      $ 259,382            $ -       $ 395,434             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (3,672)             -          (5,491)              -
    Net realized gain (loss) on investments
      and capital gains distributions                               (113,239)             -        (211,562)              -
    Net unrealized appreciation (depreciation) of investments         38,088             (1)         97,211              (6)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (78,823)            (1)       (119,842)             (6)
Changes from contract transactions:
    Purchase payments                                                 15,000             61          22,649             150
    Contract distributions and terminations                           (9,725)             -         (16,524)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (45,983)            18         (34,948)              4
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   1              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (40,707)            79         (28,823)            154
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                           (119,530)            78        (148,665)            148
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                      139,852             78         246,769             148
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (3,246)           (26)         (6,283)            (35)
    Net realized gain (loss) on investments                           12,008             11          29,527              57
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 50,126            425         140,666             720
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                 58,888            410         163,910             742
Changes from contract transactions:
    Purchase payments                                                 28,579          2,392          41,672           3,213
    Contract distributions and terminations                           (8,002)           (12)        (18,672)            (13)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         2,416            326          29,145             534
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            22,993          2,706          52,145           3,734
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                             81,881          3,116         216,055           4,476
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 221,733        $ 3,194       $ 462,824         $ 4,624
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                 ING                        ING Capital
                                                                  ING         American          ING          Guardian
                                                                American        Funds        American        Large Cap
                                                                 Funds         Growth-         Funds           Value
                                                                 Growth        Income      International  (Service Class)
                                                              -------------  ------------  -------------- ----------------
Net assets at January 1, 2002                                          $ -           $ -             $ -        $ 275,489
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         -             -               -           (4,985)
    Net realized gain (loss) on investments
      and capital gains distributions                                    -             -               -          (12,529)
    Net unrealized appreciation (depreciation) of investments            -             -               -          (66,466)
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets from operations                    -             -               -          (83,980)
Changes from contract transactions:
    Purchase payments                                                    -             -               -           90,790
    Contract distributions and terminations                              -             -               -          (11,843)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           -             -               -           25,232
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                 -             -               -                -
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                               -             -               -          104,179
                                                              -------------  ------------  -------------- ----------------
Total increase (decrease)                                                -             -               -           20,199
                                                              -------------  ------------  -------------- ----------------
Net assets at December 31, 2002                                          -             -               -          295,688
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (376)         (277)           (110)          (7,818)
    Net realized gain (loss) on investments                              -             -               3           (4,588)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                6,250         5,537           2,718          131,558
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets from operations                5,874         5,260           2,611          119,152
Changes from contract transactions:
    Purchase payments                                               65,269        49,855          24,658          117,569
    Contract distributions and terminations                           (658)         (467)            (90)         (17,769)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      61,835        45,311          18,161           46,648
                                                              -------------  ------------  -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                         126,446        94,699          42,729          146,448
                                                              -------------  ------------  -------------- ----------------
Total increase (decrease)                                          132,320        99,959          45,340          265,600
                                                              -------------  ------------  -------------- ----------------
Net assets at December 31, 2003                                  $ 132,320      $ 99,959        $ 45,340        $ 561,288
                                                              =============  ============  ============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Capital       ING Capital      ING Capital
                                                                 Guardian          Guardian         Guardian        ING Capital
                                                                 Large Cap          Managed          Managed         Guardian
                                                                   Value            Global           Global          Small Cap
                                                              (Advisor Class)   (Service Class)  (Advisor Class)  (Service Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                             $ -         $ 250,388              $ -        $ 480,513
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           (1)           (3,977)               -           (7,335)
    Net realized gain (loss) on investments
      and capital gains distributions                                       -            (2,654)               -          (87,705)
    Net unrealized appreciation (depreciation) of investments             (14)          (50,119)              (2)         (39,390)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                     (15)          (56,750)              (2)        (134,430)
Changes from contract transactions:
    Purchase payments                                                     307            48,234               31           64,429
    Contract distributions and terminations                                 -           (12,917)               -          (23,540)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             41            (5,872)              21          (45,826)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                 1                -                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                                348            29,446               52           (4,937)
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                                 333           (27,304)              50         (139,367)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                           333           223,084               50          341,146
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (72)           (4,985)             (15)          (7,074)
    Net realized gain (loss) on investments                               (30)           (2,433)              17          (13,248)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   1,177            89,795              267          154,436
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                   1,075            82,377              269          134,114
Changes from contract transactions:
    Purchase payments                                                   5,282            53,400            1,684           66,650
    Contract distributions and terminations                              (465)          (12,470)             (40)         (18,324)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            580             5,996              121           13,700
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              5,397            46,926            1,765           62,026
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                               6,472           129,303            2,034          196,140
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                       $ 6,805         $ 352,387          $ 2,084        $ 537,286
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                               ING Capital         ING             ING         ING Eagle
                                                                 Guardian      Developing      Developing     Asset Value
                                                                Small Cap         World           World          Equity
                                                                 (Advisor       (Service        (Advisor        (Service
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                            $ -       $ 71,466             $ -       $ 199,039
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -         (1,356)              -          (2,233)
    Net realized gain (loss) on investments
      and capital gains distributions                                      -          1,932               -         (11,165)
    Net unrealized appreciation (depreciation) of investments              1         (8,556)             (2)        (27,107)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                      1         (7,980)             (2)        (40,505)
Changes from contract transactions:
    Purchase payments                                                     85         11,601              81          24,266
    Contract distributions and terminations                                -         (4,659)              -          (9,725)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           235        (10,428)              -             164
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                               320         (3,486)             81          14,705
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                                321        (11,466)             79         (25,800)
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                          321         60,000              79         173,239
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (32)        (1,145)            (13)         (2,902)
    Net realized gain (loss) on investments                                2           (728)              4          (9,173)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    573         29,880             347          50,235
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                    543         28,007             338          38,160
Changes from contract transactions:
    Purchase payments                                                  2,853         14,583           1,305          20,666
    Contract distributions and terminations                               (7)        (3,396)              -          (9,738)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           438         10,064             234         (10,178)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                             3,284         21,251           1,539             750
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                              3,827         49,258           1,877          38,910
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                      $ 4,148      $ 109,258         $ 1,956       $ 212,149
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Eagle       ING FMR        ING FMR      ING Goldman
                                                               Asset Value    Diversified    Diversified   Sachs Internet
                                                                 Equity         Mid-Cap        Mid-Cap       Tollkeeper
                                                                (Advisor       (Service       (Advisor        (Service
                                                                 Class)         Class)         Class)          Class)
                                                              -------------- -------------- -------------- ---------------
Net assets at January 1, 2002                                           $ -       $ 57,814            $ -         $ 5,389
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          1         (1,405)             -            (169)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -         (1,645)             -          (3,259)
    Net unrealized appreciation (depreciation) of investments            (3)       (16,949)            (4)             32
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets from operations                    (2)       (19,999)            (4)         (3,396)
Changes from contract transactions:
    Purchase payments                                                    62         38,230            136           7,425
    Contract distributions and terminations                               -         (3,572)             -            (281)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           47         18,686             88           3,665
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -               -
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                              109         53,344            224          10,809
                                                              -------------- -------------- -------------- ---------------
Total increase (decrease)                                               107         33,345            220           7,413
                                                              -------------- -------------- -------------- ---------------
Net assets at December 31, 2002                                         107         91,159            220          12,802
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (11)        (2,492)           (40)           (625)
    Net realized gain (loss) on investments                               -           (876)             4           1,039
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   159         37,624            619           8,672
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets from operations                   148         34,256            583           9,086
Changes from contract transactions:
    Purchase payments                                                   728         38,594          2,739          20,789
    Contract distributions and terminations                              (6)        (4,100)           (32)         (1,153)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           45          4,296            244          12,098
                                                              -------------- -------------- -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                              767         38,790          2,951          31,734
                                                              -------------- -------------- -------------- ---------------
Total increase (decrease)                                               915         73,046          3,534          40,820
                                                              -------------- -------------- -------------- ---------------
Net assets at December 31, 2003                                     $ 1,022      $ 164,205        $ 3,754        $ 53,622
                                                              ============== ============== ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING Goldman       ING Hard       ING Hard          ING
                                                              Sachs Internet       Assets         Assets      International
                                                                Tollkeeper        (Service       (Advisor       (Service
                                                              (Advisor Class)      Class)         Class)         Class)
                                                              ----------------  -------------  -------------  --------------
Net assets at January 1, 2002                                             $ -       $ 33,209            $ -       $ 144,061
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            -           (642)             -          (1,510)
    Net realized gain (loss) on investments
      and capital gains distributions                                       -         (2,333)             -         (18,218)
    Net unrealized appreciation (depreciation) of investments              (4)        (1,937)             1          (1,709)
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets from operations                      (4)        (4,912)             1         (21,437)
Changes from contract transactions:
    Purchase payments                                                      42         10,388             63          15,966
    Contract distributions and terminations                                 -         (2,996)             -          (6,869)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             15         32,064             33         (11,244)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -              -              -               -
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                 57         39,456             96          (2,147)
                                                              ----------------  -------------  -------------  --------------
Total increase (decrease)                                                  53         34,544             97         (23,584)
                                                              ----------------  -------------  -------------  --------------
Net assets at December 31, 2002                                            53         67,753             97         120,477
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (19)        (1,197)           (15)         (2,107)
    Net realized gain (loss) on investments                                43          2,794             22          16,547
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                     257         37,546            641          19,653
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets from operations                     281         39,143            648          34,093
Changes from contract transactions:
    Purchase payments                                                   2,167         17,646          1,982          19,354
    Contract distributions and terminations                               (63)        (5,336)            (3)         (5,614)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            157         20,810            313          (6,228)
                                                              ----------------  -------------  -------------  --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              2,261         33,120          2,292           7,512
                                                              ----------------  -------------  -------------  --------------
Total increase (decrease)                                               2,542         72,263          2,940          41,605
                                                              ----------------  -------------  -------------  --------------
Net assets at December 31, 2003                                       $ 2,595      $ 140,016        $ 3,037       $ 162,082
                                                              ================  =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                ING Janus      ING Janus     ING Janus
                                                                   ING           Growth         Growth        Special
                                                              International    and Income     and Income       Equity
                                                                 (Advisor       (Service       (Advisor       (Service
                                                                  Class)         Class)         Class)         Class)
                                                              --------------- -------------- -------------- -------------
Net assets at January 1, 2002                                            $ -       $ 92,720            $ -      $ 24,325
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           1         (1,869)             -          (504)
    Net realized gain (loss) on investments
      and capital gains distributions                                      -         (4,040)             -        (1,565)
    Net unrealized appreciation (depreciation) of investments              -        (22,039)           (15)       (6,229)
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets from operations                      1        (27,948)           (15)       (8,298)
Changes from contract transactions:
    Purchase payments                                                    218         55,155            541         6,311
    Contract distributions and terminations                                -         (4,880)             -          (834)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            35         15,298             61           290
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -             -
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               253         65,573            602         5,767
                                                              --------------- -------------- -------------- -------------
Total increase (decrease)                                                254         37,625            587        (2,531)
                                                              --------------- -------------- -------------- -------------
Net assets at December 31, 2002                                          254        130,345            587        21,794
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (40)        (3,592)           (89)         (680)
    Net realized gain (loss) on investments                                5         (1,267)            18          (642)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    813         38,839            929        14,396
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets from operations                    778         33,980            858        13,074
Changes from contract transactions:
    Purchase payments                                                  3,679         57,855          4,981        11,922
    Contract distributions and terminations                               (8)        (6,459)           (50)       (1,281)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           277          9,001            819         8,402
                                                              --------------- -------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                             3,948         60,397          5,750        19,043
                                                              --------------- -------------- -------------- -------------
Total increase (decrease)                                              4,726         94,377          6,608        32,117
                                                              --------------- -------------- -------------- -------------
Net assets at December 31, 2003                                      $ 4,980      $ 224,722        $ 7,195      $ 53,911
                                                              =============== ============== ============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING Janus          ING               ING
                                                                 Special        Jennison          Jennison       ING JPMorgan
                                                                 Equity          Equity            Equity        Fleming Small
                                                                (Advisor      Opportunities     Opportunities     Cap Equity
                                                                 Class)      (Service Class)   (Advisor Class)  (Service Class)
                                                              -------------- ----------------  ---------------- ----------------
Net assets at January 1, 2002                                           $ -        $ 440,209               $ -              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -           (5,971)                -              (56)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -         (150,767)                -              (90)
    Net unrealized appreciation (depreciation) of investments            (1)          21,921                 -             (411)
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets from operations                    (1)        (134,817)                -             (557)
Changes from contract transactions:
    Purchase payments                                                    36           34,448                32            5,453
    Contract distributions and terminations                               -          (17,174)                -             (116)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           21          (41,715)                2            4,710
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -                3                 -                -
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                               57          (24,438)               34           10,047
                                                              -------------- ----------------  ---------------- ----------------
Total increase (decrease)                                                56         (159,255)               34            9,490
                                                              -------------- ----------------  ---------------- ----------------
Net assets at December 31, 2002                                          56          280,954                34            9,490
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (6)          (5,027)              (14)            (614)
    Net realized gain (loss) on investments                               4          (51,233)               10              (64)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   122          130,334               258           10,493
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets from operations                   120           74,074               254            9,815
Changes from contract transactions:
    Purchase payments                                                   451           13,680             1,124           30,395
    Contract distributions and terminations                              (6)         (16,077)              (11)            (550)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          180          (19,251)              238           16,334
                                                              -------------- ----------------  ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              625          (21,648)            1,351           46,179
                                                              -------------- ----------------  ---------------- ----------------
Total increase (decrease)                                               745           52,426             1,605           55,994
                                                              -------------- ----------------  ---------------- ----------------
Net assets at December 31, 2003                                       $ 801        $ 333,380           $ 1,639         $ 65,484
                                                              ============== ================  ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                    ING            ING
                                                               ING JPMorgan     Julius Baer    Julius Baer        ING
                                                               Fleming Small      Foreign        Foreign        Limited
                                                                Cap Equity        (Service       (Advisor       Maturity
                                                              (Advisor Class)      Class)         Class)          Bond
                                                              ----------------  -------------  -------------  -------------
Net assets at January 1, 2002                                             $ -            $ -            $ -      $ 364,062
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           (1)           (24)             -          8,171
    Net realized gain (loss) on investments
      and capital gains distributions                                       -           (285)             -          6,401
    Net unrealized appreciation (depreciation) of investments              (9)            29             (1)         9,830
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from operations                     (10)          (280)            (1)        24,402
Changes from contract transactions:
    Purchase payments                                                     462          2,749            166         96,571
    Contract distributions and terminations                                 -            (61)             -        (30,028)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             59          2,582              -        103,934
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -              -              -              -
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                521          5,270            166        170,477
                                                              ----------------  -------------  -------------  -------------
Total increase (decrease)                                                 511          4,990            165        194,879
                                                              ----------------  -------------  -------------  -------------
Net assets at December 31, 2002                                           511          4,990            165        558,941
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (96)          (104)            (9)        (6,631)
    Net realized gain (loss) on investments                                 1          2,277             90         10,257
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   1,641          2,852            315          1,985
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from operations                   1,546          5,025            396          5,611
Changes from contract transactions:
    Purchase payments                                                   7,957         12,400          1,870        112,379
    Contract distributions and terminations                               (43)          (325)            (4)       (37,669)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          1,117         12,554            123       (104,308)
                                                              ----------------  -------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              9,031         24,629          1,989        (29,598)
                                                              ----------------  -------------  -------------  -------------
Total increase (decrease)                                              10,577         29,654          2,385        (23,987)
                                                              ----------------  -------------  -------------  -------------
Net assets at December 31, 2003                                      $ 11,088       $ 34,644        $ 2,550      $ 534,954
                                                              ================  =============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING Liquid      ING Liquid     ING Marisco    ING Marisco
                                                                  Assets         Assets          Growth          Growth
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                    $ 1,071,485            $ -     $ 1,002,892             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (35,023)            (2)        (13,950)              -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -              -        (524,085)              -
    Net unrealized appreciation (depreciation) of investments              -              -         244,425              (5)
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (35,023)            (2)       (293,610)             (5)
Changes from contract transactions:
    Purchase payments                                                454,243          3,191          56,919              68
    Contract distributions and terminations                         (594,093)             -         (35,962)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       126,567         (1,389)       (170,198)             29
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (13,283)         1,802        (149,241)             97
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            (48,306)         1,800        (442,851)             92
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                    1,023,179          1,800         560,041              92
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (35,629)           (93)        (12,294)            (78)
    Net realized gain (loss) on investments                                -              -         (10,462)             15
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                      -              -         190,448             972
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (35,629)           (93)        167,692             909
Changes from contract transactions:
    Purchase payments                                                415,072          9,725          80,708           6,065
    Contract distributions and terminations                         (582,769)          (491)        (32,653)            (46)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (74,179)        (6,104)          2,912           1,304
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (241,876)         3,130          50,967           7,323
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                           (277,505)         3,037         218,659           8,232
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 745,674        $ 4,837       $ 778,700         $ 8,324
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING            ING
                                                                 Mercury        Mercury       ING Mercury       ING Mercury
                                                               Foucs Value    Foucs Value     Fundamental       Fundamental
                                                                (Service       (Advisor         Growth            Growth
                                                                 Class)         Class)      (Service Class)   (Advisor Class)
                                                              -------------- -------------- ----------------  ----------------
Net assets at January 1, 2002                                           $ -            $ -              $ -               $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (39)             -              (12)                -
    Net realized gain (loss) on investments
      and capital gains distributions                                  (201)             -              (17)                -
    Net unrealized appreciation (depreciation) of investments           (90)            (2)            (114)               (5)
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                  (330)            (2)            (143)               (5)
Changes from contract transactions:
    Purchase payments                                                 3,044             23            1,709                99
    Contract distributions and terminations                             (96)             -              (21)                -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        3,313             27            1,197                14
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -                -                 -
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            6,261             50            2,885               113
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                             5,931             48            2,742               108
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2002                                       5,931             48            2,742               108
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (238)            (6)            (162)               (9)
    Net realized gain (loss) on investments                             292             10                3                 4
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 3,584             98            2,071               126
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                 3,638            102            1,912               121
Changes from contract transactions:
    Purchase payments                                                10,747            573            6,401               516
    Contract distributions and terminations                            (273)             -             (198)               (4)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        6,141             82            2,773               115
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                           16,615            655            8,976               627
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            20,253            757           10,888               748
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2003                                    $ 26,184          $ 805         $ 13,630             $ 856
                                                              ============== ============== ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                ING MFS(R)    ING MFS(R)
                                                                 Mid-Cap        Mid-Cap      ING MFS(R)     ING MFS(R)
                                                                 Growth         Growth        Research       Research
                                                                (Service       (Advisor       (Service       (Advisor
                                                                 Class)         Class)         Class)         Class)
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 928,290            $ -      $ 637,711            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (11,581)             -         (7,743)             -
    Net realized gain (loss) on investments
      and capital gains distributions                              (502,998)             -       (159,946)             -
    Net unrealized appreciation (depreciation) of investments        41,552             (9)         3,501             (3)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations              (473,027)            (9)      (164,188)            (3)
Changes from contract transactions:
    Purchase payments                                                86,280            231         51,406            254
    Contract distributions and terminations                         (30,288)             -        (28,260)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (75,674)           327        (75,634)            75
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (19,682)           558        (52,488)           329
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                          (492,709)           549       (216,676)           326
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     435,581            549        421,035            326
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (10,199)           (90)        (7,527)           (21)
    Net realized gain (loss) on investments                         (77,150)            18       (121,817)            11
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                               248,319          1,249        219,580            250
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               160,970          1,177         90,236            240
Changes from contract transactions:
    Purchase payments                                                70,479          6,803         42,251          1,306
    Contract distributions and terminations                         (26,211)           (14)       (24,773)           (14)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (6,462)         1,110        (33,838)            93
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           37,806          7,899        (16,360)         1,385
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           198,776          9,076         73,876          1,625
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 634,357        $ 9,625      $ 494,911        $ 1,951
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                ING MFS(R)     ING MFS(R)     ING PIMCO      ING PIMCO
                                                               Total Return   Total Return    Core Bond      Core Bond
                                                                (Service       (Advisor       (Service       (Advisor
                                                                 Class)         Class)         Class)         Class)
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 793,394            $ -      $ 114,996            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      4,052             17          4,398             15
    Net realized gain (loss) on investments
      and capital gains distributions                                   704              1          2,237              1
    Net unrealized appreciation (depreciation) of investments       (67,592)           (29)        10,717             (3)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               (62,836)           (11)        17,352             13
Changes from contract transactions:
    Purchase payments                                               155,432            976        135,019            872
    Contract distributions and terminations                         (47,311)             -        (11,442)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       14,587            (10)       169,200            107
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          122,708            966        292,777            979
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            59,872            955        310,129            992
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     853,266            955        425,125            992
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                    (12,834)          (108)        (8,064)          (168)
    Net realized gain (loss) on investments                          (1,736)             2         17,399            221
    Net unrealized appreciation (depreciation) of investments
      and capital gain distributions                                150,200          1,398          3,595             95
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               135,630          1,292         12,930            148
Changes from contract transactions:
    Purchase payments                                               180,209         11,852        161,509         14,672
    Contract distributions and terminations                         (53,967)           (33)       (28,070)          (192)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       27,270          2,191        (57,467)           925
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          153,512         14,010         75,972         15,405
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           289,142         15,302         88,902         15,553
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                  $1,142,408       $ 16,257      $ 514,027       $ 16,545
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                               ING Salomon     ING Salomon     ING Salomon    ING Salomon
                                                                 Brothers       Brothers        Brothers        Brothers
                                                                 All Cap         All Cap        Investors      Investors
                                                                 (Service       (Advisor        (Service        (Advisor
                                                                  Class)         Class)          Class)          Class)
                                                              --------------- --------------  -------------- ---------------
Net assets at January 1, 2002                                      $ 299,314            $ -        $ 91,400             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (5,038)             -          (1,156)              1
    Net realized gain (loss) on investments
      and capital gains distributions                                (14,267)             -          (2,693)              -
    Net unrealized appreciation (depreciation) of investments        (74,887)            (1)        (23,933)              -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                (94,192)            (1)        (27,782)              1
Changes from contract transactions:
    Purchase payments                                                 83,489            136          33,925             267
    Contract distributions and terminations                          (12,299)             -          (3,916)              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       (28,572)            41          (1,491)             29
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -               -               -
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            42,618            177          28,518             296
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            (51,574)           176             736             297
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2002                                      247,740            176          92,136             297
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (6,221)           (54)         (1,973)            (11)
    Net realized gain (loss) on investments                           (8,074)             7          (4,397)              3
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                113,725            903          34,032             175
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets from operations                 99,430            856          27,662             167
Changes from contract transactions:
    Purchase payments                                                 63,595          4,569          23,253             430
    Contract distributions and terminations                          (13,162)            (9)         (4,531)            (22)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        23,879            532          (2,373)            142
                                                              --------------- --------------  -------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                            74,312          5,092          16,349             550
                                                              --------------- --------------  -------------- ---------------
Total increase (decrease)                                            173,742          5,948          44,011             717
                                                              --------------- --------------  -------------- ---------------
Net assets at December 31, 2003                                    $ 421,482        $ 6,124       $ 136,147         $ 1,014
                                                              =============== ==============  ============== ===============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                    ING               ING              ING              ING
                                                               T. Rowe Price     T. Rowe Price    T. Rowe Price    T. Rowe Price
                                                                  Capital           Capital          Equity           Equity
                                                               Appreciation      Appreciation        Income           Income
                                                              (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                       $ 644,971               $ -        $ 416,763              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (1,345)                9           (1,888)               6
    Net realized gain (loss) on investments
      and capital gains distributions                                  13,721                 9          (13,856)               3
    Net unrealized appreciation (depreciation) of investments         (34,916)              (20)         (56,537)             (20)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                 (22,540)               (2)         (72,281)             (11)
Changes from contract transactions:
    Purchase payments                                                 223,105               900           85,631              591
    Contract distributions and terminations                           (43,624)                -          (20,848)               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        133,166                (4)             403               60
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    1                 -                2                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            312,648               896           65,188              651
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                             290,108               894           (7,093)             640
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                       935,079               894          409,670              640
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (16,437)             (148)          (7,387)             (89)
    Net realized gain (loss) on investments                             6,591                56           (2,996)              11
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 247,300             2,652          117,245            1,510
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                 237,454             2,560          106,862            1,432
Changes from contract transactions:
    Purchase payments                                                 241,070            14,945          127,708            7,340
    Contract distributions and terminations                           (58,806)             (208)         (24,248)             (12)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         10,882             2,015           23,866            1,419
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            193,146            16,752          127,326            8,747
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                             430,600            19,312          234,188           10,179
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                   $ 1,365,679          $ 20,206        $ 643,858         $ 10,819
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING            ING
                                                                 UBS U.S.       UBS U.S.          ING               ING
                                                                Balanced       Balanced        Van Kampen        Van Kampen
                                                                (Service       (Advisor      Equity Growth     Equity Growth
                                                                 Class)         Class)      (Service Class)   (Advisor Class)
                                                              -------------- -------------- ----------------  ----------------
Net assets at January 1, 2002                                      $ 49,242            $ -              $ -               $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (511)             -              (19)               (1)
    Net realized gain (loss) on investments
      and capital gains distributions                                (2,018)             -              (88)                -
    Net unrealized appreciation (depreciation) of investments        (8,019)             -             (170)              (22)
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations               (10,548)             -             (277)              (23)
Changes from contract transactions:
    Purchase payments                                                11,948              -            2,518               468
    Contract distributions and terminations                          (2,730)             -              (48)                -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (671)             -            2,169                13
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -                -                 -
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            8,547              -            4,639               481
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            (2,001)             -            4,362               458
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2002                                      47,241              -            4,362               458
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,047)            (4)            (305)              (64)
    Net realized gain (loss) on investments                          (1,392)             -              286                67
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                10,222             51            3,210               600
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets from operations                 7,783             47            3,191               603
Changes from contract transactions:
    Purchase payments                                                10,455            819           16,184             4,187
    Contract distributions and terminations                          (2,191)             -             (338)              (38)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        5,376             97            6,449               699
                                                              -------------- -------------- ----------------  ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                           13,640            916           22,295             4,848
                                                              -------------- -------------- ----------------  ----------------
Total increase (decrease)                                            21,423            963           25,486             5,451
                                                              -------------- -------------- ----------------  ----------------
Net assets at December 31, 2003                                    $ 68,664          $ 963         $ 29,848           $ 5,909
                                                              ============== ============== ================  ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                    ING               ING              ING              ING
                                                                Van Kampen        Van Kampen       Van Kampen       Van Kampen
                                                                  Global            Global         Growth and       Growth and
                                                                 Franchise         Franchise         Income           Income
                                                              (Service Class)   (Advisor Class)  (Service Class)  (Advisor Class)
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at January 1, 2002                                             $ -               $ -        $ 732,049              $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (84)               (1)          (6,430)               5
    Net realized gain (loss) on investments
      and capital gains distributions                                    (154)                -           (9,833)               1
    Net unrealized appreciation (depreciation) of investments            (208)                6         (100,836)             (12)
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                    (446)                5         (117,099)              (6)
Changes from contract transactions:
    Purchase payments                                                   7,816               690           44,218              960
    Contract distributions and terminations                              (161)                -          (36,216)               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          7,461                13          (68,345)              36
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                 -                1                -
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                             15,116               703          (60,342)             996
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                              14,670               708         (177,441)             990
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2002                                        14,670               708          554,608              990
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (344)              (77)          (9,133)            (200)
    Net realized gain (loss) on investments                               362                22          (16,135)              20
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   9,459             2,310          164,870            3,492
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets from operations                   9,477             2,255          139,602            3,312
Changes from contract transactions:
    Purchase payments                                                  24,852             9,904           63,751           16,830
    Contract distributions and terminations                              (672)             (105)         (34,738)            (318)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          9,692             1,744          (17,970)           3,244
                                                              ----------------  ---------------- ---------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                             33,872            11,543           11,043           19,756
                                                              ----------------  ---------------- ---------------- ----------------
Total increase (decrease)                                              43,349            13,798          150,645           23,068
                                                              ----------------  ---------------- ---------------- ----------------
Net assets at December 31, 2003                                      $ 58,019          $ 14,506        $ 705,253         $ 24,058
                                                              ================  ================ ================ ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING             ING
                                                                Van Kampen     Van Kampen
                                                               Real Estate     Real Estate     ING Alger
                                                                 (Service       (Advisor       Aggressive     ING Alger
                                                                  Class)         Class)          Growth         Growth
                                                              --------------- --------------  -------------  -------------
Net assets at January 1, 2002                                      $ 126,169            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       3,164              7              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                  5,522              2              -              -
    Net unrealized appreciation (depreciation) of investments        (16,719)            (2)             -             (4)
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                 (8,033)             7              -             (4)
Changes from contract transactions:
    Purchase payments                                                 44,924            243              -             43
    Contract distributions and terminations                           (8,734)             -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        33,281             26              -              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -              -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                            69,471            269              -             43
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                             61,438            276              -             39
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2002                                      187,607            276              -             39
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      (4,116)           (58)            (2)            (1)
    Net realized gain (loss) on investments                            2,454             43             20              -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 75,798            914             51             24
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                 74,136            899             69             23
Changes from contract transactions:
    Purchase payments                                                 60,739          4,313            509             80
    Contract distributions and terminations                          (12,633)           (10)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        21,015            768            (21)             -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                            69,121          5,071            488             80
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                            143,257          5,970            557            103
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2003                                    $ 330,864        $ 6,246          $ 557          $ 142
                                                              =============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING
                                                                American                         ING            ING
                                                                 Century       ING Baron      JPMorgan       JPMorgan
                                                                Small Cap      Small Cap       Fleming        Mid Cap
                                                                  Value         Growth      International      Value
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -              -             (4)
    Net unrealized appreciation (depreciation) of investments             -              -              -              7
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -              -              3
Changes from contract transactions:
    Purchase payments                                                     2              -              7            140
    Contract distributions and terminations                               -              -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -              -            158
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                2              -              7            298
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 2              -              7            301
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           2              -              7            301
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)            (2)           (21)           (13)
    Net realized gain (loss) on investments                               4              -            130             50
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    25             93            567            483
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    28             91            676            520
Changes from contract transactions:
    Purchase payments                                                   132            717          4,202          2,381
    Contract distributions and terminations                               -              -            (23)           (35)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -            220          3,157          2,984
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              132            937          7,336          5,330
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               160          1,028          8,012          5,850
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 162        $ 1,028        $ 8,019        $ 6,151
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                 ING MFS(R)       ING MFS(R)
                                                                  Capital          Capital        ING MFS(R)     ING MFS(R)
                                                               Opportunities    Opportunities       Global        Research
                                                              (Initial Class)  (Service Class)      Growth         Equity
                                                              ---------------- ----------------  -------------  -------------
Net assets at January 1, 2002                                           $ 698              $ -            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (17)               -              -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     (59)               -              -              -
    Net unrealized appreciation (depreciation) of investments            (329)             (13)             -              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets from operations                    (405)             (13)             -              -
Changes from contract transactions:
    Purchase payments                                                     717               85             66              -
    Contract distributions and terminations                               (25)               -              -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            295                -              9              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                    -                -              -              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                987               85             75              -
                                                              ---------------- ----------------  -------------  -------------
Total increase (decrease)                                                 582               72             75              -
                                                              ---------------- ----------------  -------------  -------------
Net assets at December 31, 2002                                         1,280               72             75              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (26)              (2)            (7)             -
    Net realized gain (loss) on investments                              (106)               -             13              -
    Net unrealized appreciation (depreciation) of investments
      and capital gain distributions                                      539               54            161             13
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets from operations                     407               52            167             13
Changes from contract transactions:
    Purchase payments                                                     855              267            706             84
    Contract distributions and terminations                               (76)               -            (17)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            543                -            655              -
                                                              ---------------- ----------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              1,322              267          1,344             84
                                                              ---------------- ----------------  -------------  -------------
Total increase (decrease)                                               1,729              319          1,511             97
                                                              ---------------- ----------------  -------------  -------------
Net assets at December 31, 2003                                       $ 3,009            $ 391        $ 1,586           $ 97
                                                              ================ ================  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                 ING             ING
                                                                                              ING Salomon      Salomon
                                                                ING OpCap      ING PIMCO       Brothers       Brothers
                                                                Balanced         Total        Aggressive     Fundamental
                                                                  Value         Return          Growth          Value
                                                              -------------- -------------- --------------- --------------
Net assets at January 1, 2002                                           $ -            $ -             $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -             13               -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              1               -              -
    Net unrealized appreciation (depreciation) of investments            (5)            (5)              -              -
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets from operations                    (5)             9               -              -
Changes from contract transactions:
    Purchase payments                                                   131            585               -              9
    Contract distributions and terminations                               -              -               -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -             (1)              -              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -               -              -
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              131            584               -              9
                                                              -------------- -------------- --------------- --------------
Total increase (decrease)                                               126            593               -              9
                                                              -------------- -------------- --------------- --------------
Net assets at December 31, 2002                                         126            593               -              9
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          4             43             (40)             3
    Net realized gain (loss) on investments                               -             12              38              1
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    55            (20)            709             75
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets from operations                    59             35             707             79
Changes from contract transactions:
    Purchase payments                                                   164          1,454           7,413            462
    Contract distributions and terminations                               -            (51)            (33)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           59           (113)          5,793             50
                                                              -------------- -------------- --------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              223          1,290          13,173            512
                                                              -------------- -------------- --------------- --------------
Total increase (decrease)                                               282          1,325          13,880            591
                                                              -------------- -------------- --------------- --------------
Net assets at December 31, 2003                                       $ 408        $ 1,918        $ 13,880          $ 600
                                                              ============== ============== =============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                   ING
                                                                 Salomon          ING           ING UBS
                                                                Brothers      T. Rowe Price    Tactical       ING Van
                                                                Investors        Growth          Asset         Kampen
                                                                  Value          Equity       Allocation      Comstock
                                                              -------------- --------------- -------------- -------------
Net assets at January 1, 2002                                           $ -             $ -            $ -           $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -               -              -             2
    Net realized gain (loss) on investments
      and capital gains distributions                                     -               -              -             -
    Net unrealized appreciation (depreciation) of investments             -             (19)             -             7
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets from operations                     -             (19)             -             9
Changes from contract transactions:
    Purchase payments                                                     4             163              -         1,591
    Contract distributions and terminations                               -               -              -           (13)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -               -              2           150
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -               -              -             -
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                4             163              2         1,728
                                                              -------------- --------------- -------------- -------------
Total increase (decrease)                                                 4             144              2         1,737
                                                              -------------- --------------- -------------- -------------
Net assets at December 31, 2002                                           4             144              2         1,737
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              (6)             -          (128)
    Net realized gain (loss) on investments                               -              (3)             -           723
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    44             322              9         4,267
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets from operations                    44             313              9         4,862
Changes from contract transactions:
    Purchase payments                                                   273           1,701             59        28,099
    Contract distributions and terminations                               -             (16)            (1)         (707)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           41             153             20         3,592
                                                              -------------- --------------- -------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                              314           1,838             78        30,984
                                                              -------------- --------------- -------------- -------------
Total increase (decrease)                                               358           2,151             87        35,846
                                                              -------------- --------------- -------------- -------------
Net assets at December 31, 2003                                       $ 362         $ 2,295           $ 89      $ 37,583
                                                              ============== =============== ============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)


                                                                 ING GET        ING GET        ING GET
                                                                U.S. Core      U.S. Core      U.S. Core       ING VIT
                                                                Portfolio      Portfolio      Portfolio      Worldwide
                                                               - Series 1     - Series 2     - Series 3       Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -       $ 20,014
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -              -           (536)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -              -         (2,830)
    Net unrealized appreciation (depreciation) of investments             -              -              -         (4,792)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -              -         (8,158)
Changes from contract transactions:
    Purchase payments                                                     -              -              -         15,820
    Contract distributions and terminations                               -              -              -           (673)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -              -            355
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -              -              -         15,502
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -              -              -          7,344
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -              -              -         27,358
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,630)          (240)            (5)          (783)
    Net realized gain (loss) on investments                             372              3              -         (1,417)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 7,336          1,240              3         11,402
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 6,078          1,003             (2)         9,202
Changes from contract transactions:
    Purchase payments                                                 5,774          3,179          7,124         13,165
    Contract distributions and terminations                          (1,572)          (344)            (5)        (1,291)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      210,525        163,493          1,849          1,885
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          214,727        166,328          8,968         13,759
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           220,805        167,331          8,966         22,961
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 220,805      $ 167,331        $ 8,966       $ 50,319
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                                                              ING VP
                                                                 ING VP         ING VP         ING VP       Index Plus
                                                                Balanced         Bond          Growth        LargeCap
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -          $ 812
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -          1,106              -            (31)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -            134              -           (505)
    Net unrealized appreciation (depreciation) of investments             -           (195)            (5)          (104)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -          1,045             (5)          (640)
Changes from contract transactions:
    Purchase payments                                                     -         11,426             51          3,070
    Contract distributions and terminations                               -           (720)             -            (85)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -         37,839              -          1,432
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -         48,545             51          4,417
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -         49,590             46          3,777
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -         49,590             46          4,589
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (3)          (182)            (1)          (226)
    Net realized gain (loss) on investments                               2          1,465              5            901
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    74          1,098             36          4,973
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    73          2,381             40          5,648
Changes from contract transactions:
    Purchase payments                                                 1,087         36,354            225         34,119
    Contract distributions and terminations                               -         (4,072)           (19)          (679)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           71        (12,770)             -         16,016
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,158         19,512            206         49,456
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,231         21,893            246         55,104
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 1,231       $ 71,483          $ 292       $ 59,693
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)



                                                                 ING VP         ING VP         ING VP         ING VP
                                                               Index Plus     Index Plus    International      Small
                                                                 MidCap        SmallCap        Equity         Company
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 820          $ 680            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (48)           (32)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                  (505)          (394)             -             (5)
    Net unrealized appreciation (depreciation) of investments          (180)           (90)             -            (53)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (733)          (516)             -            (58)
Changes from contract transactions:
    Purchase payments                                                 4,161          3,269              -            237
    Contract distributions and terminations                             (74)           (43)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,735            615              -            (23)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            5,822          3,841              -            214
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             5,089          3,325              -            156
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       5,909          4,005              -            156
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (115)          (105)             -             (2)
    Net realized gain (loss) on investments                            (100)            45              -             (5)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 2,998          2,362             21            164
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 2,783          2,302             21            157
Changes from contract transactions:
    Purchase payments                                                 7,716          5,242            158            599
    Contract distributions and terminations                            (181)          (136)             -            (24)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        3,666          4,928             18            (12)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           11,201         10,034            176            563
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            13,984         12,336            197            720
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 19,893       $ 16,341          $ 197          $ 876
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 ING VP                        ING VP         ING VP
                                                                  Value         ING VP       Growth and       Growth
                                                               Opportunity    Convertible      Income      Opportunities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 298          $ 194            $ -        $ 5,219
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (12)            12              -           (170)
    Net realized gain (loss) on investments
      and capital gains distributions                                   (45)           (15)             -           (662)
    Net unrealized appreciation (depreciation) of investments          (250)           (53)             -         (2,425)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (307)           (56)             -         (3,257)
Changes from contract transactions:
    Purchase payments                                                   981            673              -          6,716
    Contract distributions and terminations                             (24)           (11)             -           (246)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          138            234              -          1,486
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,095            896              -          7,956
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               788            840              -          4,699
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       1,086          1,034              -          9,918
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (13)            33             (5)          (340)
    Net realized gain (loss) on investments                             (34)           105              -           (492)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   379            400            188          5,210
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   332            538            183          4,378
Changes from contract transactions:
    Purchase payments                                                   640          1,226          1,540          8,829
    Contract distributions and terminations                             (32)           (67)             -           (416)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          244          1,194              -          3,338
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              852          2,353          1,540         11,751
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,184          2,891          1,723         16,129
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 2,270        $ 3,925        $ 1,723       $ 26,047
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                  ING
                                                                 ING VP        VP Large        ING VP
                                                              International     Company       LargeCap        ING VP
                                                                  Value          Value         Growth        MagnaCap
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -          $ 156          $ 533        $ 5,402
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -             (1)            (9)           (96)
    Net realized gain (loss) on investments
      and capital gains distributions                                     -            (40)          (292)          (437)
    Net unrealized appreciation (depreciation) of investments           (10)          (163)           (52)        (2,222)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (10)          (204)          (353)        (2,755)
Changes from contract transactions:
    Purchase payments                                                    52            575            719          7,453
    Contract distributions and terminations                               -            (15)           (40)          (335)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -            446            147          2,573
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                               52          1,006            826          9,691
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                42            802            473          6,936
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                          42            958          1,006         12,338
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)            (7)           (23)          (204)
    Net realized gain (loss) on investments                              19             82             23           (278)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    68            158            432          5,308
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    86            233            432          4,826
Changes from contract transactions:
    Purchase payments                                                   366            563            577          6,703
    Contract distributions and terminations                              (1)          (109)           (29)          (672)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           41         (1,645)           (45)         4,356
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              406         (1,191)           503         10,387
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               492           (958)           935         15,213
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 534            $ -        $ 1,941       $ 27,551
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  ING VP         ING VP         AIM V.I.       AIM V.I.
                                                                  MidCap        SmallCap        Capital          Core
                                                              Opportunities   Opportunities   Appreciation      Equity
                                                              --------------- --------------  -------------  -------------
Net assets at January 1, 2002                                            $ -       $ 14,437            $ -            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -           (493)             -              -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -         (1,185)             -              -
    Net unrealized appreciation (depreciation) of investments             (4)       (12,282)            (7)            (3)
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                     (4)       (13,960)            (7)            (3)
Changes from contract transactions:
    Purchase payments                                                     16         24,037             24             41
    Contract distributions and terminations                                -           (584)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -          6,188             10              3
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -              -              -              -
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                16         29,641             34             44
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                                 12         15,681             27             41
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2002                                           12         30,118             27             41
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1)        (1,155)             -              -
    Net realized gain (loss) on investments                                -         (1,179)            (6)             -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                     46         19,418             14             30
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets from operations                     45         17,084              8             30
Changes from contract transactions:
    Purchase payments                                                    220         31,301             48            100
    Contract distributions and terminations                                -         (1,526)             -              -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             3         13,476             (6)             4
                                                              --------------- --------------  -------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               223         43,251             42            104
                                                              --------------- --------------  -------------  -------------
Total increase (decrease)                                                268         60,335             50            134
                                                              --------------- --------------  -------------  -------------
Net assets at December 31, 2003                                        $ 280       $ 90,453           $ 77          $ 175
                                                              =============== ==============  =============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                AIM V.I.                                     Alliance-
                                                                  Dent                        AIM V.I.       Bernstein
                                                               Demographic     AIM V.I.        Premier      Growth and
                                                                 Trends         Growth         Equity         Income
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                       $ 3,550          $ 443            $ -        $ 1,653
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (159)           (11)             -             86
    Net realized gain (loss) on investments
      and capital gains distributions                                (1,222)          (108)             -            (72)
    Net unrealized appreciation (depreciation) of investments        (2,117)          (102)            (7)        (1,016)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (3,498)          (221)            (7)        (1,002)
Changes from contract transactions:
    Purchase payments                                                 9,229            663             69          3,457
    Contract distributions and terminations                            (233)           (18)             -           (100)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        2,287            (19)            18            722
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           11,283            626             87          4,079
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             7,785            405             80          3,077
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      11,335            848             80          4,730
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (630)           (23)            (1)           (58)
    Net realized gain (loss) on investments                            (826)           (59)            (6)          (169)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 9,992            456             29          2,108
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 8,536            374             22          1,881
Changes from contract transactions:
    Purchase payments                                                24,832            961             89          2,715
    Contract distributions and terminations                            (908)           (34)             -           (314)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       14,512            580            (17)         2,485
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           38,436          1,507             72          4,886
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            46,972          1,881             94          6,767
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 58,307        $ 2,729          $ 174       $ 11,497
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                Alliance-
                                                                Bernstein      Alliance-     Fidelity(R)     Fidelity(R)
                                                                 Premier       Bernstein         VIP             VIP
                                                                 Growth          Value      Contrafund(R)   Equity-Income
                                                              -------------- -------------- -------------- ----------------
Net assets at January 1, 2002                                       $ 1,091          $ 595        $ 1,183          $ 1,949
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (26)           (24)           (35)             (53)
    Net realized gain (loss) on investments
      and capital gains distributions                                  (413)           (19)           (35)          (1,606)
    Net unrealized appreciation (depreciation) of investments          (166)          (241)          (331)              62
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets from operations                  (605)          (284)          (401)          (1,597)
Changes from contract transactions:
    Purchase payments                                                   942          1,019          3,038           12,283
    Contract distributions and terminations                             (74)           (44)           (57)            (287)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          740          1,423            675           11,503
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -                -
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,608          2,398          3,656           23,499
                                                              -------------- -------------- -------------- ----------------
Total increase (decrease)                                             1,003          2,114          3,255           21,902
                                                              -------------- -------------- -------------- ----------------
Net assets at December 31, 2002                                       2,094          2,709          4,438           23,851
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (47)           (40)          (139)            (852)
    Net realized gain (loss) on investments                              61            (77)            17            1,150
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   540          1,249          2,949           19,809
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets from operations                   554          1,132          2,827           20,107
Changes from contract transactions:
    Purchase payments                                                   676          1,637          9,959           65,306
    Contract distributions and terminations                            (120)          (248)          (321)          (2,043)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          336          1,330          4,410           38,035
                                                              -------------- -------------- -------------- ----------------
Net increase (decrease) in net assets derived from
    principal transactions                                              892          2,719         14,048          101,298
                                                              -------------- -------------- -------------- ----------------
Total increase (decrease)                                             1,446          3,851         16,875          121,405
                                                              -------------- -------------- -------------- ----------------
Net assets at December 31, 2003                                     $ 3,540        $ 6,560       $ 21,313        $ 145,256
                                                              ============== ============== ============== ================

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                              Franklin
                                                               Fidelity(R)    Fidelity(R)    Small Cap     Galaxy VIP
                                                                   VIP            VIP           Value          Asset
                                                                 Growth        Overseas      Securities     Allocation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 693            $ -            $ -        $ 1,260
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (130)             -              -              4
    Net realized gain (loss) on investments
      and capital gains distributions                                  (725)             -              -           (192)
    Net unrealized appreciation (depreciation) of investments        (1,237)             -             (3)           (40)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (2,092)             -             (3)          (228)
Changes from contract transactions:
    Purchase payments                                                13,555              9             20              1
    Contract distributions and terminations                            (197)             -              -            (25)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       11,253              -              -           (377)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           24,611              9             20           (401)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            22,519              9             17           (629)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      23,212              9             17            631
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,690)            (1)            (1)             1
    Net realized gain (loss) on investments                           3,517             70              -           (237)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                21,592             20             42            244
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                23,419             89             41              8
Changes from contract transactions:
    Purchase payments                                                95,702            124            180              -
    Contract distributions and terminations                          (2,427)             -              -            (22)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       45,736            638             (2)          (617)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          139,011            762            178           (639)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           162,430            851            219           (631)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 185,642          $ 860          $ 236            $ -
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                               Galaxy
                                                               Galaxy VIP     Galaxy VIP      VIP Small
                                                               Growth and    High Quality      Company       Greenwich
                                                                 Income          Bond          Growth      Appreciation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 201          $ 152           $ 84          $ 723
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (2)             4             (1)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                    (5)             2             (7)           (11)
    Net unrealized appreciation (depreciation) of investments           (42)             3            (23)          (130)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (49)             9            (31)          (141)
Changes from contract transactions:
    Purchase payments                                                     4              -             12             15
    Contract distributions and terminations                             (14)            (4)            (5)            (5)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (20)           (27)            (3)            (3)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (30)           (31)             4              7
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               (79)           (22)           (27)          (134)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         122            130             57            589
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              1              -             (5)
    Net realized gain (loss) on investments                             (53)             5            (37)           (15)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    49             (6)            33            141
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    (4)             -             (4)           121
Changes from contract transactions:
    Purchase payments                                                     -              -              -              6
    Contract distributions and terminations                              (2)            (1)             -            (24)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (116)          (129)           (53)           (29)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                             (118)          (130)           (53)           (47)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                              (122)          (130)           (57)            74
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                         $ -            $ -            $ -          $ 663
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 INVESCO        INVESCO
                                                                  VIF -          VIF -         INVESCO        INVESCO
                                                                Financial       Health          VIF -          VIF -
                                                                Services       Sciences        Leisure       Utilities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                       $ 2,404       $ 10,790            $ -          $ 964
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (96)          (434)           (40)           (28)
    Net realized gain (loss) on investments
      and capital gains distributions                                (1,999)        (4,162)          (157)          (205)
    Net unrealized appreciation (depreciation) of investments          (590)        (1,617)            16           (198)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                (2,685)        (6,213)          (181)          (431)
Changes from contract transactions:
    Purchase payments                                                11,708         14,819          4,483          2,753
    Contract distributions and terminations                            (419)        (1,044)           (74)          (128)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       11,933         12,206          1,869          4,625
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           23,222         25,981          6,278          7,250
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            20,537         19,768          6,097          6,819
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                      22,941         30,558          6,097          7,783
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (494)        (1,096)          (358)           (22)
    Net realized gain (loss) on investments                           1,322            285            (11)          (293)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 8,589         12,824          4,839          2,884
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 9,417         12,013          4,470          2,569
Changes from contract transactions:
    Purchase payments                                                21,142         36,226         16,623         10,772
    Contract distributions and terminations                          (1,462)        (1,743)          (448)          (470)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        7,566          9,610          7,668          6,314
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           27,246         44,093         23,843         16,616
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            36,663         56,106         28,313         19,185
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 59,604       $ 86,664       $ 34,410       $ 26,968
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                              Janus Aspen                   Janus Aspen
                                                               Janus Aspen      Series       Janus Aspen      Series
                                                                 Series        Flexible        Series        Worldwide
                                                                Balanced        Income         Growth         Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -            $ -        $ 1,298
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          6              5             (1)           (40)
    Net realized gain (loss) on investments
      and capital gains distributions                                    (3)             -              -           (682)
    Net unrealized appreciation (depreciation) of investments           (29)            10            (32)          (169)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   (26)            15            (33)          (891)
Changes from contract transactions:
    Purchase payments                                                   548            270            225          3,277
    Contract distributions and terminations                              (2)            (1)             -           (141)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (24)            (1)             -             (9)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              522            268            225          3,127
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                               496            283            192          2,236
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         496            283            192          3,534
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         37             38             (4)           (29)
    Net realized gain (loss) on investments                              (1)            22             (8)           461
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   346             (5)           165            941
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   382             55            153          1,373
Changes from contract transactions:
    Purchase payments                                                 3,680          1,919            759          3,026
    Contract distributions and terminations                             (22)           (71)             -           (209)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (72)          (313)           (97)          (524)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            3,586          1,535            662          2,293
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             3,968          1,590            815          3,666
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 4,464        $ 1,873        $ 1,007        $ 7,200
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                Colonial        Liberty                       Liberty
                                                                Small Cap        Asset         Liberty        Federal
                                                                  Value       Allocation       Equity       Securities
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                           $ -            $ -          $ 807            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              -            (11)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              -            (84)             -
    Net unrealized appreciation (depreciation) of investments             -              -           (126)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                     -              -           (221)             -
Changes from contract transactions:
    Purchase payments                                                     -              -             15              -
    Contract distributions and terminations                               -              -            (33)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -              -            (81)             -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -              -            (99)             -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                 -              -           (320)             -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                           -              -            487              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (43)            (7)            (8)            (1)
    Net realized gain (loss) on investments                             582              5            (56)             1
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 2,851            105            193              2
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                 3,390            103            129              2
Changes from contract transactions:
    Purchase payments                                                19,000              -              -              -
    Contract distributions and terminations                            (212)            (8)           (11)            (2)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       18,817            506             43             87
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           37,605            498             32             85
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                            40,995            601            161             87
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                    $ 40,995          $ 601          $ 648           $ 87
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 Liberty
                                                                  Small       Oppenheimer     Oppenheimer       PIMCO
                                                                 Company         Global        Strategic         High
                                                                 Growth        Securities        Bond           Yield
                                                              -------------- --------------- --------------  -------------
Net assets at January 1, 2002                                           $ -             $ -            $ -      $ 236,343
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -              (1)             -         16,659
    Net realized gain (loss) on investments
      and capital gains distributions                                     -              (6)            (1)       (18,706)
    Net unrealized appreciation (depreciation) of investments             -             (38)             1         (3,581)
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets from operations                     -             (45)             -         (5,628)
Changes from contract transactions:
    Purchase payments                                                     -             273             51         55,612
    Contract distributions and terminations                               -              (3)             -        (15,056)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                            -             (20)           (35)        33,966
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -               -              -              -
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                                -             250             16         74,522
                                                              -------------- --------------- --------------  -------------
Total increase (decrease)                                                 -             205             16         68,894
                                                              -------------- --------------- --------------  -------------
Net assets at December 31, 2002                                           -             205             16        305,237
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (1)             (6)             -         24,725
    Net realized gain (loss) on investments                               4              (4)            21         (3,672)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                    26             523             14         61,195
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets from operations                    29             513             35         82,248
Changes from contract transactions:
    Purchase payments                                                     -           2,095            582        138,449
    Contract distributions and terminations                              (2)             (3)            (4)       (25,898)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                           48              91             73        108,739
                                                              -------------- --------------- --------------  -------------
Net increase (decrease) in net assets derived from
    principal transactions                                               46           2,183            651        221,290
                                                              -------------- --------------- --------------  -------------
Total increase (decrease)                                                75           2,696            686        303,538
                                                              -------------- --------------- --------------  -------------
Net assets at December 31, 2003                                        $ 75         $ 2,901          $ 702      $ 608,775
                                                              ============== =============== ==============  =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  PIMCO
                                                               StocksPLUS       Pioneer                       Pioneer
                                                               Growth and       Equity-        Pioneer        Mid-Cap
                                                                 Income         Income          Fund           Value
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                     $ 241,065            $ -        $ 2,275        $ 5,139
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                      1,636              2            (98)          (478)
    Net realized gain (loss) on investments
      and capital gains distributions                               (63,970)             -         (1,493)            76
    Net unrealized appreciation (depreciation) of investments        10,124            (21)        (1,359)        (6,968)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations               (52,210)           (19)        (2,950)        (7,370)
Changes from contract transactions:
    Purchase payments                                                25,548            198         10,991         22,661
    Contract distributions and terminations                         (10,918)             -           (339)        (1,418)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (21,848)             -         10,087         34,050
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                           (7,218)           198         20,739         55,293
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                           (59,428)           179         17,789         47,923
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                     181,637            179         20,064         53,062
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        293              7           (398)        (1,785)
    Net realized gain (loss) on investments                         (32,864)            (2)          (651)          (273)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                78,606            128          9,623         34,933
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                46,035            133          8,574         32,875
Changes from contract transactions:
    Purchase payments                                                13,029            688         23,708         78,759
    Contract distributions and terminations                         (12,150)            (1)        (1,307)        (3,194)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                      (38,015)            11         11,494         28,991
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                          (37,136)           698         33,895        104,556
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             8,899            831         42,469        137,431
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                   $ 190,536        $ 1,010       $ 62,533      $ 190,493
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                 Pioneer                                    ProFund VP
                                                                  Small         ProFund        ProFund     Rising Rates
                                                                 Company        VP Bull     VP Europe 30    Opportunity
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 938       $ 20,583        $ 6,312            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (39)          (488)          (191)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (35)        (7,045)        (1,793)             -
    Net unrealized appreciation (depreciation) of investments          (577)        (1,022)          (425)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (651)        (8,555)        (2,409)             -
Changes from contract transactions:
    Purchase payments                                                 2,180          5,734          2,797              -
    Contract distributions and terminations                             (56)        (1,352)          (941)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,006         14,855          9,868              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            3,130         19,237         11,724              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             2,479         10,682          9,315              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       3,417         31,265         15,627              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                        (67)          (982)          (267)           (99)
    Net realized gain (loss) on investments                             (73)         7,956          3,373           (117)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 1,100          4,488          2,207           (608)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   960         11,462          5,313           (824)
Changes from contract transactions:
    Purchase payments                                                 1,012         14,159          4,055          2,018
    Contract distributions and terminations                             (57)        (2,243)          (807)          (251)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                        1,059         31,021          8,686         22,032
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            2,014         42,937         11,934         23,799
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             2,974         54,399         17,247         22,975
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 6,391       $ 85,664       $ 32,874       $ 22,975
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                             SP Jennison     Putnam VT
                                                               ProFund VP                   International    Discovery
                                                                Small Cap      Jennison         Growth         Growth
                                                              -------------- -------------- --------------- -------------
Net assets at January 1, 2002                                      $ 19,968       $ 45,991        $ 11,310         $ 577
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                       (628)          (821)           (297)          (20)
    Net realized gain (loss) on investments
      and capital gains distributions                                (6,274)       (12,816)         (2,827)           (8)
    Net unrealized appreciation (depreciation) of investments        (1,582)        (2,790)           (897)         (431)
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets from operations                (8,484)       (16,427)         (4,021)         (459)
Changes from contract transactions:
    Purchase payments                                                11,484         16,384           7,906         1,233
    Contract distributions and terminations                          (4,103)        (2,130)           (550)          (19)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       19,747         (6,070)            696           313
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -               -             -
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                           27,128          8,184           8,052         1,527
                                                              -------------- -------------- --------------- -------------
Total increase (decrease)                                            18,644         (8,243)          4,031         1,068
                                                              -------------- -------------- --------------- -------------
Net assets at December 31, 2002                                      38,612         37,748          15,341         1,645
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                     (1,199)          (969)           (624)          (39)
    Net realized gain (loss) on investments                          13,339            690           3,034           (50)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                 6,166         11,818           9,129           703
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets from operations                18,306         11,539          11,539           614
Changes from contract transactions:
    Purchase payments                                                20,314         11,809          30,145           811
    Contract distributions and terminations                          (2,824)        (1,725)           (802)          (91)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                       52,837           (647)         12,390           194
                                                              -------------- -------------- --------------- -------------
Net increase (decrease) in net assets derived from
    principal transactions                                           70,327          9,437          41,733           914
                                                              -------------- -------------- --------------- -------------
Total increase (decrease)                                            88,633         20,976          53,272         1,528
                                                              -------------- -------------- --------------- -------------
Net assets at December 31, 2003                                   $ 127,245       $ 58,724        $ 68,613       $ 3,173
                                                              ============== ============== =============== =============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                                               Smith
                                                                               Putnam VT                      Barney
                                                                Putnam VT    International      Smith      International
                                                               Growth and     Growth and       Barney         All Cap
                                                                 Income         Income       High Income      Growth
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 455          $ 604          $ 370          $ 300
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -            (29)            77             (1)
    Net realized gain (loss) on investments
      and capital gains distributions                                   (30)           (12)           (33)            (9)
    Net unrealized appreciation (depreciation) of investments          (254)          (412)           (62)           (67)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (284)          (453)           (18)           (77)
Changes from contract transactions:
    Purchase payments                                                 1,270          2,192              -              -
    Contract distributions and terminations                             (94)           (25)           (17)            (3)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          315            663            (16)           (19)
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                            1,491          2,830            (33)           (22)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,207          2,377            (51)           (99)
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                       1,662          2,981            319            201
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (2)            (1)            16             (1)
    Net realized gain (loss) on investments                             (94)          (129)           (81)           (25)
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   648          1,208            134             71
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                   552          1,078             69             45
Changes from contract transactions:
    Purchase payments                                                 1,279            856              -              -
    Contract distributions and terminations                             (93)           (47)           (18)            (5)
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                         (199)          (569)           (62)           (20)
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              987            240            (80)           (25)
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                             1,539          1,318            (11)            20
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                     $ 3,201        $ 4,299          $ 308          $ 221
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                  Smith          Smith
                                                                 Barney         Barney                      Wells Fargo
                                                                  Large          Money      UBS Tactical     VT Asset
                                                                Cap Value       Market       Allocation     Allocation
                                                              -------------- -------------- -------------- --------------
Net assets at January 1, 2002                                         $ 563          $ 221          $ 787            $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         11             (8)           (12)             -
    Net realized gain (loss) on investments
      and capital gains distributions                                   (24)             -            (15)             -
    Net unrealized appreciation (depreciation) of investments          (133)             -           (299)             -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                  (146)            (8)          (326)             -
Changes from contract transactions:
    Purchase payments                                                     -              -            768              -
    Contract distributions and terminations                              (9)          (174)           (87)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (37)           104            406              -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                  -              -              -              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (46)           (70)         1,087              -
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                              (192)           (78)           761              -
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2002                                         371            143          1,548              -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          -            (11)           (22)             -
    Net realized gain (loss) on investments                             (41)             -            (51)             -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                   125              -            694              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets from operations                    84            (11)           621              -
Changes from contract transactions:
    Purchase payments                                                     -              -            784             25
    Contract distributions and terminations                             (24)          (310)          (133)             -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                          (26)           228          1,764              -
                                                              -------------- -------------- -------------- --------------
Net increase (decrease) in net assets derived from
    principal transactions                                              (50)           (82)         2,415             25
                                                              -------------- -------------- -------------- --------------
Total increase (decrease)                                                34            (93)         3,036             25
                                                              -------------- -------------- -------------- --------------
Net assets at December 31, 2003                                       $ 405           $ 50        $ 4,584           $ 25
                                                              ============== ============== ============== ==============

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2003
                             (Dollars in thousands)

                                                                                Wells Fargo
                                                               Wells Fargo        VT Large      Wells Fargo
                                                                VT Equity         Company       VT Small Cap
                                                                  Income           Growth          Growth
                                                              ---------------  --------------- ---------------
Net assets at January 1, 2002                                            $ -              $ -             $ -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -                -               -
    Net realized gain (loss) on investments
      and capital gains distributions                                      -                -               -
    Net unrealized appreciation (depreciation) of investments              -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets from operations                      -                -               -
Changes from contract transactions:
    Purchase payments                                                      -                -               -
    Contract distributions and terminations                                -                -               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -                -               -
    Additions to assets retained in the Account by ING USA
      Annuity and Life Insurance Company                                   -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                                 -                -               -
                                                              ---------------  --------------- ---------------
Total increase (decrease)                                                  -                -               -
                                                              ---------------  --------------- ---------------
Net assets at December 31, 2002                                            -                -               -
Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                           -                -               -
    Net realized gain (loss) on investments                                -                -               -
    Net unrealized appreciation (depreciation) of investments
      and capital gains distributions                                      -                1               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets from operations                      -                1               -
Changes from contract transactions:
    Purchase payments                                                     11               33               7
    Contract distributions and terminations                                -                -               -
    Transfer payments from (to) other Divisions (including
      the fixed accounts), net                                             -                -               -
                                                              ---------------  --------------- ---------------
Net increase (decrease) in net assets derived from
    principal transactions                                                11               33               7
                                                              ---------------  --------------- ---------------
Total increase (decrease)                                                 11               34               7
                                                              ---------------  --------------- ---------------
Net assets at December 31, 2003                                         $ 11             $ 34             $ 7
                                                              ===============  =============== ===============

   The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

1.       Organization

         Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") was established by ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands.

         On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

         The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

         During 2003, the Account had ING GoldenSelect Contracts, ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Variable Annuity ("Focus VA") Contracts, and Wells Fargo ING Contracts. ING GoldenSelect Contracts sold by ING USA during 2003 included Access, Premium Plus, ESII, Access One, Landmark, Generations, and Opportunities Contracts. ING SmartDesign Contracts included Variable Annuity ("VA"), Advantage, and Signature Contracts. Wells Fargo ING Contracts included Opportunities Contracts and Landmark Contracts.

         The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

         At December 31, 2003, the Account had 170 investment divisions (the "Divisions"), 53 of which invest in independently managed mutual funds and 117 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

         ING GET Fund:                                              ING Eagle Asset Value Equity Portfolio (Service
            ING GET Fund - Series N                                   Class)
            ING GET Fund - Series P                                 ING Eagle Asset Value Equity Portfolio (Advisor
            ING GET Fund - Series Q                                   Class) *
            ING GET Fund - Series R *                               ING FMR Diversified Mid-Cap Portfolio (Service
            ING GET Fund - Series S *                                 Class)
            ING GET Fund - Series T *                               ING FMR Diversified Mid-Cap Portfolio (Advisor
            ING GET Fund - Series U *                                 Class) *
            ING GET Fund - Series V **                              ING Goldman Sachs Internet Tollkeeper Portfolio
         ING Investors Trust:                                         (Service Class)
            ING AIM Mid-Cap Growth Portfolio (Service Class)        ING Goldman Sachs Internet Tollkeeper Portfolio
            ING AIM Mid-Cap Growth Portfolio (Advisor Class) *        (Advisor Class) *
            ING Alliance Mid-Cap Growth Portfolio (Service          ING Hard Assets Portfolio (Service Class)
              Class)                                                ING Hard Assets Portfolio (Advisor Class) *
            ING Alliance Mid-Cap Growth Portfolio (Advisor          ING International Portfolio (Service Class)
              Class) *                                              ING International Portfolio (Advisor Class) *
            ING American Funds Growth Portfolio (Service            ING Janus Growth and Income Portfolio (Service
              Class) **                                               Class)
            ING American Funds Growth-Income Portfolio              ING Janus Growth and Income Portfolio (Advisor
              (Service Class) **                                      Class) *
            ING American Funds International Portfolio              ING Janus Special Equity Portfolio (Service
              (Service Class) **                                      Class)
            ING Capital Guardian Large Cap Value Portfolio          ING Janus Special Equity Portfolio (Advisor
              (Service Class)                                         Class) *
            ING Capital Guardian Large Cap Value Portfolio          ING Jennison Equity Opportunities Portfolio
              (Advisor Class) *                                       (Service Class)
            ING Capital Guardian Managed Global Portfolio           ING Jennison Equity Opportunities Portfolio
              (Service Class)                                         (Advisor Class) *
            ING Capital Guardian Managed Global Portfolio           ING JPMorgan Fleming Small Cap Equity Portfolio
              (Advisor Class) *                                       (Service Class) *
            ING Capital Guardian Small Cap Portfolio (Service       ING JPMorgan Fleming Small Cap Equity Portfolio
              Class)                                                  (Advisor Class) *
            ING Capital Guardian Small Cap Portfolio (Advisor       ING Julius Baer Foreign Portfolio (Service
              Class) *                                                  Class) *
            ING Developing World Portfolio (Service Class)          ING Julius Baer Foreign Portfolio (Advisor
            ING Developing World Portfolio (Advisor                   Class) *
                Class)*                                             ING Limited Maturity Bond Portfolio (Service
                                                                      Class)
                                                                    ING Liquid Assets Portfolio (Service Class)
                                                                    ING Liquid Assets Portfolio (Advisor Class) *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         ING Investors Trust (continued):                        ING Partners, Inc.:
            ING Marisco Growth Portfolio (Service Class)            ING Alger Aggressive Growth Portfolio (Service
            ING Marisco Growth Portfolio (Advisor Class) *            Class) **
            ING Mercury Focus Value Portfolio (Service Class) *     ING Alger Growth Portfolio (Service Class) *
            ING Mercury Focus Value Portfolio (Advisor Class) *     ING American Century Small Cap Value Portfolio
            ING Mercury Fundamental Growth Portfolio (Service         (Service Class) *
              Class) *                                              ING Baron Small Cap Growth Portfolio (Service
            ING Mercury Fundamental Growth Portfolio (Advisor           Class) **
              Class) *                                              ING JPMorgan Fleming International Portfolio
            ING MFS(R) Mid-Cap Growth Portfolio (Service Class)       (Service Class) *
            ING MFS(R) Mid-Cap Growth Portfolio (Advisor            ING JPMorgan Mid Cap Value Portfolio (Service
            Class) *                                                  Class) *
            ING MFS(R) Research Portfolio (Service Class)           ING MFS(R) Capital Opportunities Portfolio
            ING MFS(R) Research Portfolio (Advisor Class) *           (Initial Class)
            ING MFS(R) Total Return Portfolio (Service Class)       ING MFS(R) Capital Opportunities Portfolio
            ING MFS(R) Total Return Portfolio (Advisor Class) *       (Service Class) *
            ING PIMCO Core Bond Portfolio (Service Class)           ING MFS(R) Global Growth Portfolio (Service Class)
            ING PIMCO Core Bond Portfolio (Advisor Class) *           *
            ING Salomon Brothers All Cap Portfolio (Service         ING MFS(R) Research Equity Portfolio (Service
              Class)                                                  Class) **
            ING Salomon Brothers All Cap Portfolio (Advisor         ING OpCap Balanced Value Portfolio (Service
              Class) *                                                Class) *
            ING Salomon Brothers Investors Portfolio (Service       ING PIMCO Total Return Portfolio (Service Class)
              Class)                                                  *
            ING Salomon Brothers Investors Portfolio (Advisor       ING Salomon Brothers Aggressive Growth Portfolio
              Class) *                                                (Service Class) **
            ING T. Rowe Price Capital Appreciation Portfolio        ING Salomon Brothers Fundamental Value Portfolio
              (Service Class)                                         (Service Class) *
            ING T. Rowe Price Capital Appreciation Portfolio        ING Salomon Brothers Investors Value Portfolio
              (Advisor Class) *                                       (Service Class) *
            ING T. Rowe Price Equity Income Portfolio (Service      ING T. Rowe Price Growth Equity Portfolio
              Class)                                                  (Service Class) *
            ING T. Rowe Price Equity Income Portfolio (Advisor      ING UBS Tactical Asset Allocation Portfolio
              Class) *                                                (Service Class) *
            ING UBS U.S. Balanced Portfolio (Service Class)         ING Van Kampen Comstock Fund (Service Class) *
            ING UBS U.S. Balanced Portfolio (Advisor Class) **   ING Variable Insurance Trust:
            ING Van Kampen Equity Growth Portfolio (Service         ING GET U.S. Core Portfolio - Series 1 **
              Class) *                                              ING GET U.S. Core Portfolio - Series 2
            ING Van Kampen Equity Growth Portfolio (Advisor           (Guaranteed) **
              Class) *                                              ING GET U.S. Core Portfolio - Series 3 **
            ING Van Kampen Global Franchise Portfolio (Service      ING VIT Worldwide Growth
              Class) *                                           ING Variable Portfolios, Inc.:
            ING Van Kampen Global Franchise Portfolio (Advisor      ING VP Balanced Portfolio (Service Class) **
              Class) *                                              ING VP Bond Portfolio (Service Class) *
            ING Van Kampen Growth and Income Portfolio              ING VP Growth Portfolio (Service Class) *
              (Service Class)                                       ING VP Index Plus LargeCap Portfolio (Service
            ING Van Kampen Growth and Income Portfolio                Class)
              (Advisor Class) *                                     ING VP Index Plus MidCap Portfolio (Service
            ING Van Kampen Real Estate Portfolio (Service             Class)
              Class)                                                ING VP Index Plus SmallCap Portfolio (Service
            ING Van Kampen Real Estate Portfolio (Advisor             Class)
              Class) *                                              ING VP International Equity Portfolio (Service
                                                                        Class) **
                                                                    ING VP Small Company Portfolio (Service Class) *
                                                                    ING VP Value Opportunity Portfolio (Service
                                                                      Class)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         ING Variable Products Trust:                            Oppenheimer Variable Accounts Fund:
            ING VP Convertible Portfolio (Service Class)            Oppenheimer Global Securities Fund/VA (Class S) *
            ING VP Growth and Income Portfolio (Service             Oppenheimer Strategic Bond Fund/VA (Class S) *
                Class) **                                        PIMCO Variable Insurance Trust:
            ING VP Growth Opportunities Portfolio (Service          PIMCO High Yield Portfolio
              Class)                                                PIMCO StocksPLUS Growth and Income Portfolio
            ING VP International Value Portfolio (Service        Pioneer Variable Contracts Trust:
              Class) *                                              Pioneer Equity-Income VCT Portfolio (Class II) *
            ING VP LargeCap Growth Portfolio (Service Class)        Pioneer Fund VCT Portfolio (Class II)
            ING VP MagnaCap Portfolio (Service Class)               Pioneer Mid-Cap Value VCT
            ING VP MidCap Opportunities Portfolio (Service          Pioneer Small Company VCT Portfolio (Class II)
              Class) *                                           ProFunds VP:
            ING VP SmallCap Opportunities Portfolio (Service        ProFund VP Bull
              Class)                                                ProFund VP Europe 30
         AIM Variable Insurance Funds:                           ProFunds VP (continued):
            AIM V.I. Capital Appreciation Fund (Class II) *         ProFund VP Rising Rates Opportunity **
            AIM V.I. Core Equity Fund (Class II) *                  ProFund VP Small Cap
            AIM V.I. Dent Demographic Trends Fund (Class II)     Prudential Series Fund, Inc.:
            AIM V.I. Growth Fund (Class II)                         Jennison Portfolio (Class II)
            AIM V.I. Premier Equity Fund (Class II) *               SP Jennison International Growth Portfolio
         AllianceBernstein Variable Products Series Fund, Inc.:       (Class II)
            AllianceBernstein Growth and Income Portfolio        Putnam Variable Trust:
                (Class B)                                           Putnam VT Discovery Growth Fund (Class IB)
            AllianceBernstein Premier Growth Portfolio (Class       Putnam VT Growth and Income (Class IB)
              B)                                                    Putnam VT International Growth and Income (Class
            AllianceBernstein Value Portfolio (Class B)               IB)
         Fidelity Variable Insurance Products Fund:              Travelers Series Fund Inc.:
            Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)      Smith Barney High Income
            Fidelity(R) VIP Equity-Income Portfolio (Class S2)      Smith Barney International All Cap Growth
            Fidelity(R) VIP Growth Portfolio (Class S2)             Smith Barney Large Cap Value
            Fidelity(R) VIP Overseas Portfolio (Class S2) *         Smith Barney Money Market
         Franklin Templeton Variable Insurance Products Trust:   UBS Series Trust:
            Franklin Small Cap Value Securities Fund (Class 2)      UBS Tactical Allocation Portfolio (Class I)
              *                                                  Wells Fargo:
         Greenwich Street Series Fund:                              Wells Fargo VT Asset Allocation **
            Greenwich Appreciation Portfolio                        Wells Fargo VT Equity Income Fund **
         INVESCO Variable Investment Funds, Inc.:                   Wells Fargo VT Large Company Growth **
            INVESCO VIF - Financial Services Fund                   Wells Fargo VT Small Cap Growth **
            INVESCO VIF - Health Sciences Fund
            INVESCO VIF - Leisure Fund *                         *  Investment added in 2002
            INVESCO VIF - Utilities Fund                         ** Investment added in 2003
         Janus Aspen Series:
            Janus Aspen Series Balanced Portfolio (Class S) *
            Janus Aspen Series Flexible Income Portfolio
                (Class S) *
            Janus Aspen Series Growth Portfolio (Class S) *
            Janus Aspen Series Worldwide Growth Portfolio
                (Class S)
         Liberty Variable Insurance Trust:
            Colonial Small Cap Value Fund (Class B) **
         Liberty Variable Series:
            Liberty Asset Allocation Fund Variable Series
                (Class A) **
            Liberty Equity Fund Variable Series (Class A)
            Liberty Federal Securities Fund Variable Series
                (Class A) **
            Liberty Small Company Growth Fund Variable Series
              (Class A) **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                             Current Name                                                Former Name
         --------------------------------------------------------- --------------------------------------------------------
         ING Investors Trust:                                      The GCG Trust:
             ING AIM Mid-Cap Growth (Service Class)                   Strategic Equity
             ING AIM Mid-Cap Growth (Advisor Class)                   Strategic Equity Advisor
             ING Alliance Mid-Cap Growth (Service Class)              Capital Growth
             ING Alliance Mid-Cap Growth (Advisor Class)              Capital Growth Advisor
             ING Capital Guardian Large Cap Value (Service Class)     Large Cap Value
             ING Capital Guardian Large Cap Value (Advisor Class)     Large Cap Value Advisor
             ING Capital Guardian Managed Global (Service Class)      Managed Global
             ING Capital Guardian Managed Global (Advisor Class)      Managed Global Advisor
             ING Capital Guardian Small Cap (Service Class)           Capital Guardian Small Cap
             ING Capital Guardian Small Cap (Advisor Class)           Capital Guardian Small Cap Advisor
             ING Developing World (Service Class)                     Developing World
             ING Developing World (Advisor Class)                     Developing World Advisor
             ING Eagle Asset Value Equity (Service Class)             Value Equity
             ING Eagle Asset Value Equity (Advisor Class)             Value Equity Advisor
             ING FMR Diversified Mid-Cap (Service Class)              Diversified Mid-Cap
             ING FMR Diversified Mid-Cap (Advisor Class)              Diversified Mid-Cap Advisor
             ING Goldman Sachs Internet Tollkeeper (Service Class)    Internet Tollkeeper
             ING Goldman Sachs Internet Tollkeeper (Advisor Class)    Internet Tollkeeper Advisor
             ING Hard Assets (Service Class)                          Hard Assets
             ING Hard Assets (Advisor Class)                          Hard Assets Advisor
             ING International (Service Class)                        International Equity
             ING International (Advisor Class)                        International Equity Advisor
             ING Janus Growth and Income (Service Class)              Janus Growth and Income
             ING Janus Growth and Income (Advisor Class)              Janus Growth and Income Advisor
             ING Janus Special Equity (Service Class)                 Special Situations
             ING Janus Special Equity (Advisor Class)                 Special Situations Advisor
             ING Jennison Equity Opportunities (Service Class)        Equity Opportunity
             ING Jennison Equity Opportunities (Advisor Class)        Equity Opportunity Advisor
             ING JPMorgan Fleming Small Cap Equity (Service Class)    JPMorgan Fleming Small Cap Equity
             ING JPMorgan Fleming Small Cap Equity (Advisor Class)    JPMorgan Fleming Small Cap Equity Advisor
             ING Julius Baer Foreign (Service Class)                  International Enhanced EAFE
             ING Julius Baer Foreign (Advisor Class)                  International Enhanced EAFE Advisor
             ING Limited Maturity Bond                                Limited Maturity Bond
             ING Liquid Assets (Service Class)                        Liquid Assets
             ING Liquid Assets (Advisor Class)                        Liquid Assets Advisor
             ING Marisco Growth (Service Class)                       Growth
             ING Marisco Growth (Advisor Class)                       Growth Advisor
             ING Mercury Focus Value (Service Class)                  Focus Value
             ING Mercury Focus Value (Advisor Class)                  Focus Value Advisor
             ING Mercury Fundamental Growth (Service Class)           Fundamental Growth Focus
             ING Mercury Fundamental Growth (Advisor Class)           Fundamental Growth Focus Advisor

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                              Current Name                                            Former Name
         ---------------------------------------------------------- -------------------------------------------------

         ING Investors Trust (continued):                           The GCG Trust (continued):
             ING MFS Mid-Cap Growth (Service Class)                    Mid-Cap Growth
             ING MFS Mid-Cap Growth (Advisor Class)                    Mid-Cap Growth Advisor
             ING MFS Research (Service Class)                          Research
             ING MFS Research (Advisor Class)                          Research Advisor
             ING MFS Total Return (Service Class)                      Total Return
             ING MFS Total Return (Advisor Class)                      Total Return Advisor
             ING PIMCO Core Bond (Service Class)                       Core Bond
             ING PIMCO Core Bond (Advisor Class)                       Core Bond Advisor
             ING Salomon Brothers All Cap (Service Class)              All Cap
             ING Salomon Brothers All Cap (Advisor Class)              All Cap Advisor
             ING Salomon Brothers Investors (Service Class)            Investors
             ING Salomon Brothers Investors (Advisor Class)            Investors Advisor
             ING T. Rowe Price Capital Appreciation (Service Class)    Fully Managed
             ING T. Rowe Price Capital Appreciation (Advisor Class)    Fully Managed Advisor
             ING T. Rowe Price Equity Income (Service Class)           Equity Income
             ING T. Rowe Price Equity Income (Advisor Class)           Equity Income Advisor
             ING UBS U.S. Balanced (Service Class)                     Asset Allocation Growth
             ING Van Kampen Equity Growth (Service Class)              Equity Growth
             ING Van Kampen Equity Growth (Advisor Class)              Equity Growth Advisor
             ING Van Kampen Global Franchise (Service Class)           Global Franchise
             ING Van Kampen Global Franchise (Advisor Class)           Global Franchise Advisor
             ING Van Kampen Growth and Income (Service Class)          Van Kampen Growth and Income
             ING Van Kampen Growth and Income (Advisor Class)          Van Kampen Growth and Income Advisor
             ING Van Kampen Real Estate (Service Class)                Real Estate
             ING Van Kampen Real Estate (Advisor Class)                Real Estate Advisor
         ING Partners, Inc.:                                        ING Partners, Inc.:
             ING JPMorgan Fleming International                        ING Scudder International Growth
             ING Salomon Brothers Fundamental Value                    ING Salomon Bros. Capital
         AllianceBernstein Variable Products Series Fund, Inc.:     Alliance Variable Products Series Fund, Inc.:
             AllianceBernstein Growth and Income                       Alliance Growth and Income
             AllianceBernstein Premier Growth                          Alliance Premier Growth
         Liberty Variable Series:                                   The Galaxy VIP Fund:
             Liberty Equity                                            Galaxy VIP Equity
         Putnam Variable Trust:                                     Putnam Variable Trust:
             Putnam VT Discovery Growth                                Putnam VT Voyager II

         During 2003, the ING VP Large Company Value Portfolio (Service Class), Galaxy VIP Asset Allocation Fund, Galaxy VIP Growth and Income Fund, Galaxy VIP High Quality Bond Fund, and Galaxy VIP Small Company Growth Fund, were closed to Contractowners.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements


2.       Significant Accounting Policies

         The following is a summary of the significant accounting policies of the Account:

         Use of Estimates

         The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

         Investments

         Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

         Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

         Transfers

         Transfers between the Account and ING USA relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ING USA, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to ING USA Annuity and Life Insurance Company on the Statements of Assets and Liabilities.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

3.       Charges and Fees

         Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

         Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

         Mortality and Expense Risk Charges

         ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Daily charges deducted at annual rates to cover these risks follows:

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------

         DVA 80                                                                           0.80%
         DVA                                                                              0.90
         DVA Series 100                                                                   1.25
         DVA Plus (pre February 2000) Standard                                            1.10
         DVA Plus (post January 2000) Standard                                            1.15
         DVA Plus (post 2000) Standard                                                    1.15
         DVA Plus (pre February 2000) Annual Ratchet                                      1.25
         DVA Plus (pre February 2000) 5.5% Solution                                       1.25
         DVA Plus (post January 2000) 5.5% Solution                                       1.25
         DVA Plus (post 2000) 5.5% Solution                                               1.30
         DVA Plus (post January 2000) Annual Ratchet                                      1.30
         DVA Plus (pre February 2000) 7% Solution                                         1.40
         DVA Plus (post January 2000) Max 5.5                                             1.40
         DVA Plus (post 2000) Annual Ratchet                                              1.40
         DVA Plus (post 2000) Max 5.5                                                     1.45
         DVA Plus (post January 2000) 7% Solution                                         1.50
         DVA Plus (post 2000) 7% Solution                                                 1.50
         DVA Plus (post January 2000) Max 7                                               1.60
         DVA Plus (post 2000) Max 7                                                       1.60
         Access (pre February 2000) Standard                                              1.25
         Access (post January 2000) Standard                                              1.30
         Access (post 2000) Standard                                                      1.30
         Access (pre February 2000) Annual Ratchet                                        1.40
         Access (pre February 2000) 5.5% Solution                                         1.40
         Access (post January 2000) Annual Ratchet                                        1.45
         Access (post January 2000) 5.5 % Solution                                        1.45
         Access (post 2000) 5.5% Solution                                                 1.45
         Access (pre February 2000) 7% Solution                                           1.55
         Access (post January 2000) Max 5.5                                               1.55
         Access (post 2000) Annual Ratchet                                                1.55
         Access (post 2000) Max 5.5                                                       1.60
         Access (post January 2000) 7% Solution                                           1.65

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------
         Access (post 2000) 7% Solution                                                  1.65%
         Access (post April 2001) Standard                                               1.65
         Access (post January 2000) Max 7                                                1.75
         Access (post 2000) Max 7                                                        1.75
         Access (post April 2001) 5.5% Solution                                          1.80
         Access (post April 2001) Annual Ratchet                                         1.90
         Access (post April 2001) Max 5.5                                                1.95
         Access (post April 2001) 7% Solution                                            2.00
         Access (post April 2001) Max 7                                                  2.10
         Premium Plus (pre February 2000) Standard                                       1.25
         Premium Plus (post January 2000) Standard                                       1.30
         Premium Plus (post 2000) Standard                                               1.30
         Premium Plus (pre February 2000) Annual Ratchet                                 1.40
         Premium Plus (pre February 2000) 5.5% Solution                                  1.40
         Premium Plus (post January 2000) Annual Ratchet                                 1.45
         Premium Plus (post January 2000) 5.5% Solution                                  1.45
         Premium Plus (post 2000) 5.5% Solution                                          1.45
         Premium Plus (pre February 2000) 7% Solution                                    1.55
         Premium Plus (post January 2000) Max 5.5                                        1.55
         Premium Plus (post 2000) Annual Ratchet                                         1.55
         Premium Plus (post 2000) Max 5.5                                                1.60
         Premium Plus (post January 2000) 7% Solution                                    1.65
         Premium Plus (post 2000) 7% Solution                                            1.65
         Premium Plus (post January 2000) Max 7                                          1.75
         Premium Plus (post 2000) Max 7                                                  1.75
         ES II (pre 2001)                                                                1.25
         ES II (post 2000) Standard                                                      1.25
         ES II (post 2000) Deferred Ratchet                                              1.30
         ES II (post 2000) 5.5%                                                          1.40
         ES II (post 2000) Annual Ratchet                                                1.50
         ES II (post 2000) Max 5.5                                                       1.55
         ES II (post 2000) 7% Solution                                                   1.60
         ES II (post 2000) Max 7                                                         1.70
         Value Standard                                                                  0.75
         Access One                                                                      0.35
         Granite PrimElite-Standard                                                      1.10
         Granite PrimElite-Annual Ratchet                                                1.25
         Generations-Standard                                                            1.25
         Generations-Deferred Ratchet                                                    1.30
         Generations-Annual Ratchet                                                      1.50
         Generations-7% Solution                                                         1.60
         Generations-Max 7                                                               1.70
         Landmark-Standard                                                               1.50

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                      Series                                          Annual Rates
         ------------------------------------------------------------------------   ----------------
         Landmark-5.5% Solution                                                          1.65%
         Landmark-Annual Ratchet                                                         1.75
         Landmark-Max 5.5                                                                1.80
         Landmark-7% Solution                                                            1.85
         Landmark-Max 7                                                                  1.95
         VA Option I                                                                     0.80
         VA Option II                                                                    1.10
         VA Option III                                                                   1.25
         VA Bonus Option I                                                               1.30
         VA Bonus Option II                                                              1.60
         VA Bonus Option III                                                             1.75
         Advantage Option I                                                              2.05
         Advantage Option II                                                             2.25
         Advantage Option III                                                            2.40
         Rollover Choice Option I                                                        0.60
         Rollover Choice Option II                                                       0.80
         Rollover Choice Option III                                                      0.95
         Opportunities-Standard                                                          1.25
         Opportunities-5.5% Solution                                                     1.40
         Opportunities-Annual Ratchet                                                    1.50
         Opportunities-7% Solution                                                       1.60
         Opportunities-Max 5.5                                                           1.55
         Opportunities-Max 7                                                             1.70
         Signature Option I                                                              1.10
         Signature Option II                                                             1.30
         Signature Option III                                                            1.45
         Focus VA Option I                                                               0.60
         Focus VA Option II                                                              0.80

         Asset Based Administrative Charges

         A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Administrative Charges

         An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

         For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

         Contingent Deferred Sales Charges

         Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

   Complete                Granite
Years Elapsed             PrimElite              Opportunities,
Since Premium    DVA 80    & DVA      Premium        ES II &                                       Signature   Rollover
   Payment       & DVA      Plus       Plus       Generations     Value   Advantage    Landmark      & VA       Choice     Focus VA
-------------  --------- ----------- ---------- ---------------- -------  ----------  ----------- -----------  ---------  ----------

       0            6 %         7 %       8 %           8 %         6 %        6 %         6 %         7 %        6 %         3 %
       1            5           7         8             7           6          5           5           7          6           2
       2            4           6         8             6           6          4           4           6          5           1
       3            3           5         8             5           5          -           3           6          4           -
       4            2           4         7             4           4          -           -           5          3           -
       5            1           3         6             3           3          -           -           4          2           -
       6            -           1         5             2           1          -           -           3          1           -
       7            -           -         3             1           -          -           -           -          -           -
       8            -           -         1             -           -          -           -           -          -           -
       9+           -           -         -             -           -          -           -           -          -           -

         Other Contract Charges

         Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

         Deferred Sales Load

         Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to Contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

         Premium Taxes

         For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

         Fees Waived by Golden American

         Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

         Net Assets Retained in the Account by ING USA Annuity and Life Insurance Company

         A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                                                  Year ended
                                                                                              December 31, 2002
                                                                                           -------------------------
                                                                                            (Dollars in thousands)
         Balance at beginning of year                                                                    $ 135
         Sales load advanced                                                                                 9
         Amortization of deferred sales load and premium tax                                              (144)
                                                                                           -------------------------
         Balance at end of year                                                                          $   -
                                                                                           =========================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

4.       Related Party Transactions

         During the year ended December 31, 2003, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.


5.       Subsequent Events

         On January 1, 2004, Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American. Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA.

         Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING.

         In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

6.       Purchases and Sales of Investment Securities

         The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                        Year ended December 31
                                                                    2003                        2002
                                                         -------------------------- --------------------------
                                                          Purchases       Sales      Purchases       Sales
                                                         ------------  ------------ ------------- ------------
                                                                        (Dollars in thousands)
ING GET Fund:
    ING GET Fund - Series N                                    $ 719       $ 6,446         $ 733      $ 2,401
    ING GET Fund - Series P                                    3,277        37,406         6,579       18,769
    ING GET Fund - Series Q                                      143        45,984       182,185       15,241
    ING GET Fund - Series R                                      729        45,720       184,803       15,647
    ING GET Fund - Series S                                      209        68,817       227,944        9,645
    ING GET Fund - Series T                                      841        87,461       237,424        1,768
    ING GET Fund - Series U                                  260,067       108,937         1,047            -
    ING GET Fund - Series V                                  385,428        53,056             -            -
ING Investors Trust:
    ING AIM Mid-Cap Growth (Service Class)                   146,376       126,554       403,752      448,147
    ING AIM Mid-Cap Growth (Advisor Class)                     2,750            70            79            -
    ING Alliance Mid-Cap Growth (Service Class)              202,510       156,537       271,861      306,181
    ING Alliance Mid-Cap Growth (Advisor Class)                3,912           213           154            -
    ING American Funds Growth                                126,082             -             -            -
    ING American Funds Growth-Income                          94,431             -             -            -
    ING American Funds International                          43,141           519             -            -
    ING Capital Guardian Large Cap Value (Service Class)     158,785        20,113       137,118       37,870
    ING Capital Guardian Large Cap Value (Advisor Class)       5,891           565           347            -
    ING Capital Guardian Managed Global (Service Class)       77,858        35,871       439,191      413,705
    ING Capital Guardian Managed Global (Advisor Class)        1,883           133            51            -
    ING Capital Guardian Small Cap (Service Class)           198,157       143,109       830,463      842,708
    ING Capital Guardian Small Cap (Advisor Class)             3,260             8           320            -
    ING Developing World (Service Class)                      67,328        47,207       256,419      261,252
    ING Developing World (Advisor Class)                       1,546            20            81            -
    ING Eagle Asset Value Equity (Service Class)              34,721        36,843       102,513       90,027
    ING Eagle Asset Value Equity (Advisor Class)                 872           116           110            -
    ING FMR Diversified Mid-Cap (Service Class)               41,284         4,975        58,638        6,680
    ING FMR Diversified Mid-Cap (Advisor Class)                3,042           130           224            -
    ING Goldman Sachs Internet Tollkeeper (Service Class)     37,453         6,338        16,754        6,112
    ING Goldman Sachs Internet Tollkeeper (Advisor Class)      2,452           210            57            -
    ING Hard Assets (Service Class)                           98,184        66,246       102,835       64,011
    ING Hard Assets (Advisor Class)                            2,370            93            95            -
    ING International (Service Class)                        288,321       282,883       684,796      688,451
    ING International (Advisor Class)                          3,936            28           254            -
    ING Janus Growth and Income (Service Class)               63,371         6,551        77,366       13,632
    ING Janus Growth and Income (Advisor Class)                6,371           709           602            -
    ING Janus Special Equity (Service Class)                  22,316         3,948        11,468        6,198
    ING Janus Special Equity (Advisor Class)                     658            39            56            -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                          Year ended December 31
                                                                      2003                        2002
                                                          --------------------------- ---------------------------
                                                           Purchases       Sales       Purchases       Sales
                                                          ------------- ------------- ------------- -------------
                                                                          (Dollars in thousands)
ING Investors Trust (continued):
    ING Jennison Equity Opportunities (Service Class)         $ 59,176      $ 85,768     $ 147,404     $ 177,811
    ING Jennison Equity Opportunities (Advisor Class)            1,388            51            34             -
    ING JPMorgan Fleming Small Cap Equity (Service Class)       46,793         1,220        10,549           557
    ING JPMorgan Fleming Small Cap Equity (Advisor Class)        9,013            77           520             -
    ING Julius Baer Foreign (Service Class)                     41,204        15,658        18,536        13,290
    ING Julius Baer Foreign (Advisor Class)                      2,121            60           166             -
    ING Limited Maturity Bond                                  135,215       170,287       289,313       109,521
    ING Liquid Assets (Service Class)                        1,736,952     2,014,414     6,067,854     6,116,068
    ING Liquid Assets (Advisor Class)                           12,886         9,848         3,353         1,553
    ING Marisco Growth (Service Class)                         151,832       112,858       922,370     1,085,634
    ING Marisco Growth (Advisor Class)                           7,334            88            97             -
    ING Mercury Focus Value (Service Class)                     18,337         1,751         6,954           731
    ING Mercury Focus Value (Advisor Class)                        692            37            50             -
    ING Mercury Fundamental Growth (Service Class)               9,541           725         3,288           415
    ING Mercury Fundamental Growth (Advisor Class)                 660            42           113             -
    ING MFS(R) Mid-Cap Growth (Service Class)                  238,851       211,017       672,311       703,631
    ING MFS(R) Mid-Cap Growth (Advisor Class)                    8,015           205           558             -
    ING MFS(R) Research (Service Class)                        113,001       136,752       171,313       231,552
    ING MFS(R) Research (Advisor Class)                          1,498           134           329             -
    ING MFS(R) Total Return (Service Class)                    222,700        81,903       268,590       141,319
    ING MFS(R) Total Return (Advisor Class)                     14,146           242         1,034            51
    ING PIMCO Core Bond (Service Class)                        213,083       139,250       332,380        34,599
    ING PIMCO Core Bond (Advisor Class)                         17,218         1,791           995             -
    ING Salomon Brothers All Cap (Service Class)               106,924        38,799        99,898        62,269
    ING Salomon Brothers All Cap (Advisor Class)                 5,067            28           177             -
    ING Salomon Brothers Investors (Service Class)              25,471        11,089        37,278         9,900
    ING Salomon Brothers Investors (Advisor Class)                 556            17           297             -
    ING T. Rowe Price Capital Appreciation (Service Class)     219,954        41,604       383,713        62,233
    ING T. Rowe Price Capital Appreciation (Advisor Class)      17,090           462           946            34
    ING T. Rowe Price Equity Income (Service Class)            148,931        28,175       166,618       101,344
    ING T. Rowe Price Equity Income (Advisor Class)              9,266           595           673            13
    ING UBS U.S. Balanced (Service Class)                       18,600         6,006        18,227        10,179
    ING UBS U.S. Balanced (Advisor Class)                          918             6             -             -
    ING Van Kampen Equity Growth (Service Class)                22,819           517         5,244           623
    ING Van Kampen Equity Growth (Advisor Class)                 4,889            42           480             -
    ING Van Kampen Global Franchise (Service Class)             41,286         7,742        19,859         4,824
    ING Van Kampen Global Franchise (Advisor Class)             11,725           255           744            42
    ING Van Kampen Growth and Income (Service Class)            63,901        61,838        60,273       127,038
    ING Van Kampen Growth and Income (Advisor Class)            20,621         1,062         1,031            31
    ING Van Kampen Real Estate (Service Class)                 110,208        43,180       137,466        62,909
    ING Van Kampen Real Estate (Advisor Class)                   5,076            25           278             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                    Year ended December 31
                                                               2003                          2002
                                                   ----------------------------  ----------------------------
                                                    Purchases        Sales        Purchases        Sales
                                                   -------------  -------------  -------------  -------------
                                                                    (Dollars in thousands)
ING Partners, Inc.:
    ING Alger Aggressive Growth                           $ 591          $ 105            $ -            $ -
    ING Alger Growth Portfolio                               80              1             43              -
    ING American Century Small Cap Value                    136              1              2              -
    ING Baron Small Cap Growth                              937              2              -              -
    ING JPMorgan Fleming International                   11,322          4,006              8              -
    ING JPMorgan Mid Cap Value                            5,429             70            357             60
    ING MFS(R) Capital Opportunities (Initial Class)      1,674            378          1,163            193
    ING MFS(R) Capital Opportunities (Service Class)        267              2             85              -
    ING MFS(R) Global Growth                              1,477            140             76              1
    ING MFS(R) Research Equity                               84              -              -              -
    ING OpCap Balanced Value                                229              2            131              -
    ING PIMCO Total Return                                1,557            214            627             29
    ING Salomon Brothers Aggressive Growth               16,007          2,873              -              -
    ING Salomon Brothers Fundamental Value                  518              3              9              -
    ING Salomon Brothers Investors Value                    317              3              4              -
    ING T. Rowe Price Growth Equity                       1,860             28            162              -
    ING UBS Tactical Asset Allocation                        81              3              2              -
    ING Van Kampen Comstock                              33,171          1,711          1,785             55
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1              238,806         25,679              -              -
    ING GET U.S. Core Portfolio - Series 2              166,567            464              -              -
    ING GET U.S. Core Portfolio - Series 3                8,964              1              -              -
    ING VIT Worldwide Growth                             19,828          6,849         24,169          9,196
ING Variable Portfolios, Inc.:
    ING VP Balanced                                       1,197             42              -              -
    ING VP Bond                                          89,990         70,653         63,496         13,839
    ING VP Growth                                           261             56             51              1
    ING VP Index Plus LargeCap                           62,351         13,117          7,078          2,691
    ING VP Index Plus MidCap                             16,264          5,177          9,240          3,466
    ING VP Index Plus SmallCap                           13,623          3,693          8,715          4,883
    ING VP International Equity                             183              7              -              -
    ING VP Small Company                                    653             92            251             37
    ING VP Value Opportunity                              1,009            169          1,251            169
ING Variable Products Trust:
    ING VP Convertible                                    3,324            879          1,096            187
    ING VP Growth and Income                              1,606             71              -              -
    ING VP Growth Opportunities                          13,123          1,710         10,173          2,384
    ING VP International Value                              576            171             53              1
    ING VP Large Company Value                            1,392          2,590          1,376            372
    ING VP LargeCap Growth                                1,248            768          1,869          1,053
    ING VP MagnaCap                                      12,289          2,104         13,443          3,846
    ING VP MidCap Opportunities                             223              1             16              -
    ING VP SmallCap Opportunities                        46,178          4,073         31,124          1,969

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                      Year ended December 31
                                                                2003                          2002
                                                    ----------------------------- -----------------------------
                                                      Purchases        Sales        Purchases        Sales
                                                    -------------- -------------- -------------- --------------
                                                                      (Dollars in thousands)
AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation                            $ 66           $ 24           $ 34            $ -
    AIM V.I. Core Equity                                      105              1             44              -
    AIM V.I. Dent Demographic Trends                       42,067          4,254         16,368          5,241
    AIM V.I. Growth                                         1,911            427            987            372
    AIM V.I. Premier Equity                                    88             17             87              -
AllianceBernstein Variable Products Series Fund,
    Inc.:
    AllianceBernstein Growth and Income                     5,730            902          4,785            619
    AllianceBernstein Premier Growth                        2,862          2,017          3,175          1,593
    AllianceBernstein Value                                 3,623            943          2,631            257
Fidelity Variable Insurance Products Fund:
    Fidelity(R) VIP Contrafund(R)                          14,431            521          4,406            783
    Fidelity(R) VIP Equity-Income                         118,197         17,735         62,498         39,048
    Fidelity(R) VIP Growth                                188,912         51,570         48,243         23,758
    Fidelity(R) VIP Overseas                                7,214          6,453              9              -
Franklin Templeton Variable Insurance Products
    Trust:
    Franklin Small Cap Value Securities                       180              3             20              -
The Galaxy VIP Fund:
    Galaxy VIP Asset Allocation                                15            653             33            431
    Galaxy VIP Growth and Income                                -            118              -             32
    Galaxy VIP High Quality Bond                                2            131             32             58
    Galaxy VIP Small Company Growth                            10             63             13             11
Greenwich Street Series Fund:
    Greenwich Appreciation                                     34             86             81             74
INVESCO Variable Investment Funds, Inc.:
    INVESCO VIF - Financial Services                       58,467         31,710         63,673         40,543
    INVESCO VIF - Health Sciences                          81,144         38,138         83,757         58,204
    INVESCO VIF - Leisure                                  24,801          1,312          7,516          1,277
    INVESCO VIF - Utilities                                19,832          3,235          8,167            944
Janus Aspen Series:
    Janus Aspen Series Balanced                             3,875            252            565             37
    Janus Aspen Series Flexible Income                      2,046            473            276              3
    Janus Aspen Series Growth                                 742             84            225              1
    Janus Aspen Series Worldwide Growth                    19,777         17,513        104,529        101,442
Liberty Variable Insurance Trust:
    Colonial Small Cap Value                               38,705            642              -              -
Liberty Variable Series:
    Liberty Asset Allocation                                  575             84              -              -
    Liberty Equity                                             98             74             22            132
    Liberty Federal Securities                                124             40              -              -
    Liberty Small Company Growth                               62             17              -              -
Oppenheimer Variable Accounts Fund:
    Oppenheimer Global Securities                           2,204             27            274             24
    Oppenheimer Strategic Bond                                968            317             53             36

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                  Year ended December 31
                                                              2003                          2002
                                                 ----------------------------- ----------------------------
                                                   Purchases        Sales        Purchases       Sales
                                                 -------------- -------------- -------------- -------------
                                                                  (Dollars in thousands)
PIMCO Variable Insurance Trust:
    PIMCO High Yield                                 $ 412,507      $ 166,432      $ 217,839     $ 126,620
    PIMCO StocksPLUS Growth and Income                  27,584         64,388         92,182        97,761
Pioneer Variable Contracts Trust:
    Pioneer Equity-Income                                  718             13            200             1
    Pioneer Fund                                        39,976          6,474         27,454         6,810
    Pioneer Mid-Cap Value                              104,888          2,103         69,537        13,624
    Pioneer Small Company                                2,653            706          3,491           398
ProFunds VP:
    ProFund VP Bull                                    255,458        213,494        114,057        95,299
    ProFund VP Europe 30                               145,136        133,466        318,634       307,100
    ProFund VP Rising Rates Opportunity                 32,296          8,593              -             -
    ProFund VP Small Cap                               317,059        247,916        321,292       294,784
Prudential Series Fund, Inc.:
    Jennison                                            19,753         11,282        223,318       215,947
    SP Jennison International Growth                    74,583         33,468         44,081        36,323
Putnam Variable Trust:
    Putnam VT Discovery Growth                           1,239            364          1,601            94
    Putnam VT Growth and Income                          1,626            641          1,662           172
    Putnam VT International Growth and Income            1,554          1,314          3,063           261
Travelers Series Fund Inc.:
    Smith Barney High Income                                25             89             82            38
    Smith Barney International All Cap Growth               10             36              4            26
    Smith Barney Large Cap Value                            32             82             19            54
    Smith Barney Money Market                               34            127              2            80
UBS Series Trust:
    UBS Tactical Allocation                              2,728            335          1,316           240
Wells Fargo:
    Wells Fargo VT Asset Allocation                         25              -              -             -
    Wells Fargo VT Equity Income                            11              -              -             -
    Wells Fargo VT Large Company Growth                     33              -              -             -
    Wells Fargo VT Small Cap Growth                          7              -              -             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

7.       Changes in Units

         The changes in units outstanding for the years ended December 31, 2003 and 2002 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

                                                                             Year ended December 31
                                                                      2003                               2002
                                                       -----------------------------------  -----------------------------------
                                                                                  Net                                   Net
                                                         Units        Units     Increase       Units      Units       Increase
                                                         Issued     Redeemed   (Decrease)     Issued     Redeemed    (Decrease)
                                                       ----------  ----------  -----------  ----------  ----------  -----------
ING GET Fund:
  ING GET Fund - Series N                                   2,813     582,838    (580,025)      43,042     189,804    (146,762)
  ING GET Fund - Series P                                 427,496   3,875,525  (3,448,029)     772,618   1,720,085    (947,467)
  ING GET Fund - Series Q                                 540,093   4,702,920  (4,162,827)  18,122,750   1,458,265  16,664,485
  ING GET Fund - Series R                                 662,537   4,700,603  (4,038,066)  18,803,947   1,893,348  16,910,599
  ING GET Fund - Series S                                 778,306   7,069,347  (6,291,041)  22,953,264   1,085,776  21,867,488
  ING GET Fund - Series T                               1,110,001   9,134,206  (8,024,205)  23,875,059     232,370  23,642,689
  ING GET Fund - Series U                              27,424,655  11,466,254  15,958,401      104,774           -     104,774
  ING GET Fund - Series V                              39,493,072   5,925,624  33,567,448            -           -           -
ING Investors Trust:
  ING AIM Mid-Cap Growth (Service Class)               20,239,308  18,505,860   1,733,448   39,062,471  42,593,565  (3,531,094)
  ING AIM Mid-Cap Growth (Advisor Class)                  244,294      17,832     226,462        8,044           -       8,044
  ING Alliance Mid-Cap Growth (Service Class)          30,683,632  27,132,870   3,550,762   12,673,641  14,350,360  (1,676,719)
  ING Alliance Mid-Cap Growth (Advisor Class)             289,350      33,689     255,661        3,459           -       3,459
  ING American Funds Growth                            13,769,489   1,471,401  12,298,088            -           -           -
  ING American Funds Growth-Income                     10,140,145   1,034,017   9,106,128            -           -           -
  ING American Funds International                      4,737,237     831,014   3,906,223            -           -           -
  ING Capital Guardian Large Cap Value (Service Class) 31,963,365  15,626,833  16,336,532   22,131,127  10,157,539  11,973,588
  ING Capital Guardian Large Cap Value (Advisor Class)    626,639     164,468     462,171       32,499           -      32,499
  ING Capital Guardian Managed Global (Service Class)   9,589,344   6,596,769   2,992,575   29,219,248  27,211,114   2,008,134

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                 Year ended December 31
                                                                       2003                                2002
                                                        ------------------------------------ ---------------------------------------
                                                                                     Net                                    Net
                                                            Units      Units       Increase    Units       Units         Increase
                                                            Issued    Redeemed    (Decrease)   Issued     Redeemed      (Decrease)
                                                        ----------- ------------ ----------- ----------- ----------- ---------------
ING Investors Trust (continued):
  ING Capital Guardian Managed Global (Advisor Class)      160,376       13,074     147,302       4,848           -          4,848
  ING Capital Guardian Small Cap (Service Class)        23,836,823   20,086,014   3,750,809  31,167,383  33,693,558     (2,526,175)
  ING Capital Guardian Small Cap (Advisor Class)           288,617       11,915     276,702      14,125           -         14,125
  ING Developing World (Service Class)                  13,707,508   11,144,731   2,562,777  31,632,928   7,268,250     24,364,678
  ING Developing World (Advisor Class)                     141,785        9,786     131,999      96,894         124         96,770
  ING Eagle Asset Value Equity (Service Class)           5,456,564    5,513,235     (56,671)  8,835,743   8,086,769        748,974
  ING Eagle Asset Value Equity (Advisor Class)              91,756       16,399      75,357      12,051         923         11,128
  ING FMR Diversified Mid-Cap (Service Class)            9,117,415    4,385,125   4,732,290  38,357,135  38,795,832       (438,697)
  ING FMR Diversified Mid-Cap (Advisor Class)              312,293       32,870     279,423       8,162           3          8,159
  ING Goldman Sachs Internet Tollkeeper (Service Class)  9,293,284    3,690,700   5,602,584   3,969,315   1,909,841      2,059,474
  ING Goldman Sachs Internet Tollkeeper (Advisor Class)    202,253       27,084     175,169       5,119           -          5,119
  ING Hard Assets (Service Class)                        9,957,046    8,031,960   1,925,086   8,767,576   6,176,025      2,591,551
  ING Hard Assets (Advisor Class)                          214,555       17,599     196,956       9,841           -          9,841
  ING International (Service Class)                     45,122,881   44,094,402   1,028,479  88,470,226  88,235,675        234,551
  ING International (Advisor Class)                        392,995       17,995     375,000      25,956           3         25,953
  ING Janus Growth and Income (Service Class)           15,080,009    7,058,656   8,021,353  11,879,305   3,750,330      8,128,975
  ING Janus Growth and Income (Advisor Class)              676,501      120,816     555,685      60,374           -         60,374
  ING Janus Special Equity (Service Class)               4,712,526    2,282,039   2,430,487   2,057,335   1,380,067        677,268
  ING Janus Special Equity (Advisor Class)                  54,493        3,864      50,629       5,773           -          5,773
  ING Jennison Equity Opportunities (Service Class)      7,487,170    8,997,369  (1,510,199) 10,707,624   7,860,701      2,846,923
  ING Jennison Equity Opportunities (Advisor Class)        134,102        6,870     127,232      68,680       3,462         65,218
  ING JPMorgan Fleming Small Cap Equity (Service Class)  6,441,180    1,314,781   5,126,399   1,450,310     238,479      1,211,831
  ING JPMorgan Fleming Small Cap Equity (Advisor Class)    886,242       51,332     834,910      53,904           3         53,901
  ING Julius Baer Foreign (Service Class)                5,465,920    2,801,803   2,664,117   2,304,452   1,696,647        607,805
  ING Julius Baer Foreign (Advisor Class)                  208,049       21,627     186,422      16,921          29         16,892

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                    Year ended December 31
                                                                         2003                                 2002
                                                        -------------------------------------- -------------------------------------
                                                                                        Net                                 Net
                                                            Units       Units        Increase      Units       Units      Increase
                                                            Issued     Redeemed     (Decrease)     Issued     Redeemed   (Decrease)
                                                        ------------ ------------ ------------ ------------ ----------- ----------
ING Investors Trust (continued):
 ING Limited Maturity Bond                               22,024,027   23,493,026   (1,468,999)  19,089,421   10,093,155   8,996,266
 ING Liquid Assets (Service Class)                      263,960,840  281,659,270  (17,698,430) 432,718,159  435,462,419  (2,744,260)
 ING Liquid Assets (Advisor Class)                        1,605,225    1,295,814      309,411      376,779      196,446     180,333
 ING Marisco Growth (Service Class)                      27,316,330   23,711,846    3,604,484   88,418,811  101,385,523 (12,966,712)
 ING Marisco Growth (Advisor Class)                         692,233       47,674      644,559        9,416            -       9,416
 ING Mercury Focus Value (Service Class)                  2,390,740      669,562    1,721,178      927,802      217,748     710,054
 ING Mercury Focus Value (Advisor Class)                     62,575        5,799       56,776        4,735            -       4,735
 ING Mercury Fundamental Growth (Service Class)           1,342,793      314,981    1,027,812      412,537       67,974     344,563
 ING Mercury Fundamental Growth (Advisor Class)              68,767        7,459       61,308       11,445            7      11,438
 ING MFS(R) Mid-Cap Growth (Service Class)               25,134,567   23,309,608    1,824,959   37,536,301   39,509,334  (1,973,033)
 ING MFS(R) Mid-Cap Growth (Advisor Class)                  730,445       64,597      665,848       56,277            2      56,275
 ING MFS(R) Research (Service Class)                     13,516,901   14,641,938   (1,125,037)  14,355,356   17,693,135  (3,337,779)
 ING MFS(R) Research (Advisor Class)                        151,542       20,594      130,948       33,623            -      33,623
 ING MFS(R) Total Return (Service Class)                 24,648,572   17,000,181    7,648,391   17,689,754   11,652,054   6,037,700
 ING MFS(R) Total Return (Advisor Class)                  1,428,064      107,319    1,320,745      100,210        5,006      95,204
 ING PIMCO Core Bond (Service Class)                     41,045,236   35,097,502    5,947,734   58,286,404   59,112,337    (825,933)
 ING PIMCO Core Bond (Advisor Class)                      2,063,501      587,700    1,475,801       32,995           27      32,968
 ING Salomon Brothers All Cap (Service Class)            21,857,383   14,656,980    7,200,403   14,295,321   10,877,332   3,417,989
 ING Salomon Brothers All Cap (Advisor Class)               477,684       24,492      453,192       18,492            -      18,492
 ING Salomon Brothers Investors (Service Class)           5,618,795    3,949,522    1,669,273    5,380,431    2,510,400   2,870,031
 ING Salomon Brothers Investors (Advisor Class)              55,667        5,391       50,276       30,514           17      30,497
 ING T. Rowe Price Capital Appreciation (Service Class)  18,480,713   11,934,957    6,545,756   16,893,498    5,743,297  11,150,201
 ING T. Rowe Price Capital Appreciation (Advisor Class)   1,667,923      111,132    1,556,791       92,813        3,431      89,382
 ING T. Rowe Price Equity Income (Service Class)         13,716,461    7,870,709    5,845,752      715,898      157,257     558,641
 ING T. Rowe Price Equity Income (Advisor Class)            946,179      115,013      831,166       47,562            -      47,562

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                     Year ended December 31
                                                              2003                           2002
                                                  ----------------------------- ----------------------------------
                                                                          Net                             Net
                                                    Units    Units     Increase     Units     Units     Increase
                                                    Issued  Redeemed  (Decrease)   Issued    Redeemed   (Decrease)
                                                  --------- --------- ---------- ---------- ---------- -----------
ING Investors Trust (continued):
 ING UBS U.S. Balanced (Service Class)            3,555,272 1,900,413 1,654,859  2,524,223  1,691,382     832,841
 ING UBS U.S. Balanced (Advisor Class)               85,480       597    84,883          -          -           -
 ING Van Kampen Equity Growth (Service Class)     3,278,306   691,267 2,587,039  8,678,192  2,364,577   6,313,615
 ING Van Kampen Equity Growth (Advisor Class)       481,686    23,976   457,710     23,763        590      23,173
 ING Van Kampen Global Franchise (Service Class)  6,033,511 2,399,718 3,633,793  2,512,607    851,207   1,661,400
 ING Van Kampen Global Franchise (Advisor Class)  1,292,472   134,695 1,157,777     78,879      4,514      74,365
 ING Van Kampen Growth and Income (Service Class) 9,697,228 9,299,298   397,930  5,686,825  8,964,808  (3,277,983)
 ING Van Kampen Growth and Income (Advisor Class) 2,180,618   321,267 1,859,351    105,373      4,220     101,153
 ING Van Kampen Real Estate (Service Class)       7,319,516 5,201,384 2,118,132  6,070,387  3,723,970   2,346,417
 ING Van Kampen Real Estate (Advisor Class)         505,929    53,365   452,564     28,719          3      28,716
ING Partners, Inc.:
 ING Alger Aggressive Growth                         65,235    12,689    52,546          -          -           -
 ING Alger Growth Portfolio                          12,186     2,782     9,404      5,956          -       5,956
 ING American Century Small Cap Value                14,721       287    14,434        215          -         215
 ING Baron Small Cap Growth                          90,459     1,243    89,216          -          -           -
 ING JPMorgan Fleming International               1,355,419   677,674   677,745      1,232          -       1,232
 ING JPMorgan Mid Cap Value                         527,569    33,903   493,666        950         31         919
 ING MFS(R) Capital Opportunities (Initial Class)   275,325    95,137   180,188     39,538      6,696      32,842
 ING MFS(R) Capital Opportunities (Service Class)    32,298        15    32,283    169,917     39,170     130,747
 ING MFS(R) Global Growth                           160,424    22,562   137,862     10,569          -      10,569
 ING MFS(R) Research Equity                          10,430        37    10,393          -          -           -
 ING OpCap Balanced Value                            23,882        68    23,814      9,184        144       9,040
 ING PIMCO Total Return                             158,515    37,896   120,619     16,208          -      16,208
 ING Salomon Brothers Aggressive Growth           1,900,446   615,504 1,284,942          -          -           -
 ING Salomon Brothers Fundamental Value              62,039     7,006    55,033     57,930      2,748      55,182

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Partners, Inc. (continued):
    ING Salomon Brothers Investors Value         37,838          2,273         35,565            487              -            487
    ING T. Rowe Price Growth Equity             227,525         17,367        210,158         19,085              -         19,085
    ING UBS Tactical Asset Allocation            10,498          1,710          8,788            297              -            297
    ING Van Kampen Comstock                   4,136,428        795,326      3,341,102        218,552          8,852        209,700
ING Variable Insurance Trust:
    ING GET U.S. Core Portfolio - Series 1   24,292,343      2,721,588     21,570,755              -              -              -
    ING GET U.S. Core Portfolio - Series 2   16,910,671        218,793     16,691,878              -              -              -
    ING GET U.S. Core Portfolio - Series 3      915,632         18,683        896,949              -              -              -
    ING VIT Worldwide Growth                  5,334,548      2,955,189      2,379,359      4,884,109      2,447,811      2,436,298
ING Variable Portfolios, Inc.:
    ING VP Balanced                             116,275          6,785        109,490              -              -              -
    ING VP Bond                              15,174,268     13,388,596      1,785,672      7,230,384      2,562,132      4,668,252
    ING VP Growth                                39,910         14,404         25,506          6,679            110          6,569
    ING VP Index Plus LargeCap                9,215,533      3,211,932      6,003,601        989,798        442,688        547,110
    ING VP Index Plus MidCap                  2,015,920        923,833      1,092,087      1,075,901        467,221        608,680
    ING VP Index Plus SmallCap                1,534,395        579,748        954,647      1,032,462        634,554        397,908
    ING VP International Equity                  20,184          2,092         18,092              -              -              -
    ING VP Small Company                         74,835         13,928         60,907         27,484          6,772         20,712
    ING VP Value Opportunity                    159,786         42,748        117,038        162,657         30,086        132,571
ING Variable Products Trust:
    ING VP Convertible                          330,356        111,896        218,460        111,643         22,720         88,923
    ING VP Growth and Income                    161,032         18,186        142,846              -              -              -
    ING VP Growth Opportunities               3,154,558      1,227,767      1,926,791      1,984,390        760,395      1,223,995
    ING VP International Value                   61,584         18,501         43,083          5,020             82          4,938
    ING VP Large Company Value                  195,658        315,735       (120,077)       151,517         46,425        105,092

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                              2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
ING Variable Products Trust (continued):
    ING VP LargeCap Growth                      198,724        122,054         76,670        281,373        173,739        107,634
    ING VP MagnaCap                           2,070,135        782,965      1,287,170      1,873,780        706,779      1,167,001
    ING VP MidCap Opportunities                  26,831              8         26,823          1,700              -          1,700
    ING VP SmallCap Opportunities            12,410,160      4,513,193      7,896,967      6,167,933      1,352,225      4,815,708
AIM Variable Insurance Funds:
    AIM V.I. Capital Appreciation                 7,484          3,211          4,273          3,701              -          3,701
    AIM V.I. Core Equity                         12,098              8         12,090          4,961              -          4,961
    AIM V.I. Dent Demographic Trends          6,647,819      2,292,483      4,355,336      2,175,335        948,298      1,227,037
    AIM V.I. Growth                             274,535         93,371        181,164        129,633         51,493         78,140
    AIM V.I. Premier Equity                      10,766          3,838          6,928         11,714              -         11,714
AllianceBernstein Variable Products Series
    Fund, Inc.:
    AllianceBernstein Growth and Income         812,719        251,537        561,182        585,752        114,322        471,430
    AllianceBernstein Premier Growth            460,022        333,463        126,559        467,717        260,296        207,421
    AllianceBernstein Value                     472,742        183,509        289,233        298,200         42,183        256,017
Fidelity Variable Insurance Products Fund:
    Fidelity(R) VIP Contrafund(R)             1,779,394        347,498      1,431,896        540,071        148,494        391,577
    Fidelity(R) VIP Equity-Income            18,102,244      6,614,886     11,487,358      8,251,501      5,400,874      2,850,627
    Fidelity(R) VIP Growth                   38,300,438     19,520,348     18,780,090      8,076,321      4,495,778      3,580,543
    Fidelity(R) VIP Overseas                    613,141        545,358         67,783          1,171              -          1,171
Franklin Templeton Variable Insurance
    Products Trust:
    Franklin Small Cap Value Securities          18,497            377         18,120          1,965             25          1,940
The Galaxy VIP Fund:
    Galaxy VIP Asset Allocation                   1,260         78,971        (77,711)         1,789         52,447        (50,658)
    Galaxy VIP Growth and Income                      8         16,213        (16,205)           561          3,752         (3,191)
    Galaxy VIP High Quality Bond                      -         10,297        (10,297)         2,096          4,759         (2,663)
    Galaxy VIP Small Company Growth               1,242          7,799         (6,557)         1,172          1,052            120

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                            Year ended December 31
                                                             2003                                        2002
                                           ------------------------------------------- --------------------------------------------
                                                                             Net                                          Net
                                              Units          Units         Increase        Units          Units        Increase
                                              Issued        Redeemed      (Decrease)      Issued        Redeemed      (Decrease)
                                           -------------  -------------  ------------- -------------- -------------- --------------
Greenwich Street Series Fund:
    Greenwich Appreciation                        2,140          5,725         (3,585)         4,624          4,584             40
INVESCO Variable Investment Funds, Inc.:                                            -
    INVESCO VIF - Financial Services          9,715,318      6,670,182      3,045,136      8,952,534      6,278,761      2,673,773
    INVESCO VIF - Health Sciences            15,231,350     10,188,192      5,043,158     11,553,067      8,591,990      2,961,077
    INVESCO VIF - Leisure                     3,256,460        748,922      2,507,538      1,002,159        278,062        724,097
    INVESCO VIF - Utilities                   4,192,548      1,736,129      2,456,419      1,413,473        305,358      1,108,115
Janus Aspen Series:
    Janus Aspen Series Balanced                 421,393         47,868        373,525         57,501          3,830         53,671
    Janus Aspen Series Flexible Income          181,934         42,626        139,308         25,934            170         25,764
    Janus Aspen Series Growth                    92,866         16,222         76,644         26,711             20         26,691
    Janus Aspen Series Worldwide Growth       3,066,592      2,725,678        340,914     13,323,220     12,946,666        376,554
Liberty Variable Insurance Trust:
    Colonial Small Cap Value                  3,666,414        699,990      2,966,424              -              -              -
Liberty Variable Series:
    Liberty Asset Allocation                     58,374          8,193         50,181              -              -              -
    Liberty Equity                               17,945         11,418          6,527          2,539         15,793        (13,254)
    Liberty Federal Securities                   12,474          3,869          8,605              -              -              -
    Liberty Small Company Growth                  6,299          1,313          4,986              -              -              -
Oppenheimer Variable Accounts Fund:
    Oppenheimer Global Securities               243,106         13,364        229,742         29,681          2,882         26,799
    Oppenheimer Strategic Bond                   88,167         29,331         58,836          5,028          3,500          1,528
PIMCO Variable Insurance Trust:
    PIMCO High Yield                         70,549,933     50,078,253     20,471,680     27,197,895     19,409,516      7,788,379
    PIMCO StocksPLUS Growth and Income        8,167,955     12,300,696     (4,132,741)    13,357,877     14,285,763       (927,886)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                           Year ended December 31
                                                            2003                                          2002
                                        --------------------------------------------- ----------------------------------------------
                                                                            Net                                           Net
                                            Units          Units         Increase         Units          Units          Increase
                                           Issued         Redeemed      (Decrease)       Issued         Redeemed       (Decrease)
                                        -------------- --------------- -------------- -------------- --------------- ---------------
Pioneer Variable Contracts Trust:
    Pioneer Equity-Income                      91,561          14,035         77,526         21,635              61          21,574
    Pioneer Fund                            6,575,983       2,345,851      4,230,132      3,769,608       1,315,200       2,454,408
    Pioneer Mid-Cap Value                  12,983,227       3,520,104      9,463,123      7,875,737       2,670,048       5,205,689
    Pioneer Small Company                     380,789         153,965        226,824        431,876          92,472         339,404
ProFunds VP:
    ProFund VP Bull                        45,236,028      39,510,148      5,725,880     18,816,487      16,427,269       2,389,218
    ProFund VP Europe 30                   27,515,639      26,105,711      1,409,928     50,746,741      48,922,218       1,824,523
    ProFund VP Rising Rates Opportunity     3,678,414       1,221,881      2,456,533              -               -               -
    ProFund VP Small Cap                   51,869,933      44,621,619      7,248,314     44,254,935      41,001,972       3,252,963
Prudential Series Fund, Inc.:
    Jennison                                7,101,405       5,126,319      1,975,086     45,072,785      43,503,839       1,568,946
    SP Jennison International Growth       20,418,826      11,908,116      8,510,710     10,464,472       8,810,383       1,654,089
Putnam Variable Trust:
    Putnam VT Discovery Growth                210,296          78,555        131,741        227,745          22,636         205,109
    Putnam VT Growth and Income               245,886         127,759        118,127        199,811          27,845         171,966
    Putnam VT International Growth
       and Income                             218,826         196,346         22,480        355,859          48,525         307,334
Travelers Series Fund Inc.:
    Smith Barney High Income                      453           7,012         (6,559)            35           3,035          (3,000)
    Smith Barney International
       All Cap Growth                             996           3,826         (2,830)            80           2,233          (2,153)
    Smith Barney Large Cap Value                1,738           5,226         (3,488)           114           3,173          (3,059)
    Smith Barney Money Market                  20,411          27,723         (7,312)            16           6,191          (6,175)
UBS Series Trust:
    UBS Tactical Allocation                   360,783          67,068        293,715        165,483          32,046         133,437

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                             Year ended December 31
                                                             2003                                          2002
                                           -------------------------------------------- --------------------------------------------
                                                                              Net                                          Net
                                              Units          Units         Increase         Units          Units         Increase
                                             Issued         Redeemed      (Decrease)       Issued         Redeemed      (Decrease)
                                           ------------- --------------- -------------- -------------- --------------- -------------
Wells Fargo:
    Wells Fargo VT Asset Allocation               2,338               1          2,337              -               -             -
    Wells Fargo VT Equity Income                    982               -            982              -               -             -
    Wells Fargo VT Large Company Growth           3,283               -          3,283              -               -             -
    Wells Fargo VT Small Cap Growth                 661               -            661              -               -             -

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

8.       Unit Summary

         Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2003 follows:

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series N
Contracts in accumulation period:
    Band 26                                                   306,666.873         $ 10.38        $ 3,183,202
    Band 27                                                   199,118.420           10.30          2,050,920
    Band 28                                                   115,223.762           10.26          1,182,196
    Band 29                                                   738,715.417           10.25          7,571,833
    Band 30                                                   541,175.985           10.17          5,503,760
    Band 31                                                   381,361.424           10.14          3,867,005
                                                       -------------------                 ------------------
                                                            2,282,261.881                       $ 23,358,916
                                                       ===================                 ==================
ING GET Fund - Series P
Contracts in accumulation period:
    Band 9                                                     61,366.316         $ 10.10          $ 619,800
    Band 13                                                    10,492.650           10.06            105,556
    Band 15                                                     3,664.446           10.02             36,718
    Band 26                                                 1,300,508.766           10.26         13,343,220
    Band 27                                                   836,558.715           10.18          8,516,168
    Band 28                                                   329,076.712           10.15          3,340,129
    Band 29                                                 3,664,915.838           10.14         37,162,247
    Band 30                                                 2,915,675.476           10.07         29,360,852
    Band 31                                                 1,599,890.221           10.03         16,046,899
    Band 32                                                    97,874.282            9.97            975,807
    Band 33                                                    34,537.491            9.92            342,612
    Band 34                                                    25,855.135            9.89            255,707
                                                       -------------------                 ------------------
                                                           10,880,416.048                      $ 110,105,715
                                                       ===================                 ==================
ING GET Fund - Series Q
Contracts in accumulation period:
    Band 9                                                    525,008.360         $ 10.33        $ 5,423,336
    Band 13                                                   207,578.538           10.29          2,135,983
    Band 15                                                    77,172.441           10.25            791,018
    Band 26                                                 1,505,112.868           10.47         15,758,532
    Band 27                                                 1,216,248.482           10.40         12,648,984
    Band 28                                                   368,577.614           10.37          3,822,150
    Band 29                                                 3,411,365.277           10.36         35,341,744
    Band 30                                                 2,803,457.777           10.29         28,847,581
    Band 31                                                 1,369,896.037           10.26         14,055,133
    Band 32                                                   810,606.091           10.20          8,268,182
    Band 33                                                   161,789.072           10.16          1,643,777
    Band 34                                                   232,820.281           10.13          2,358,469
    Band 35                                                     2,495.775           10.51             26,231
                                                       -------------------                 ------------------
                                                           12,692,128.613                      $ 131,121,120
                                                       ===================                 ==================
ING GET Fund - Series R
Contracts in accumulation period:
    Band 9                                                    914,950.709         $ 10.48        $ 9,588,683
    Band 13                                                   176,700.935           10.44          1,844,758
    Band 15                                                    90,893.722           10.41            946,204

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series R (continued)
    Band 26                                                 1,584,726.532         $ 10.60       $ 16,798,101
    Band 27                                                   846,381.098           10.54          8,920,857
    Band 28                                                   414,555.023           10.51          4,356,973
    Band 29                                                 3,182,193.328           10.50         33,413,030
    Band 30                                                 2,586,380.269           10.44         27,001,810
    Band 31                                                 1,402,678.454           10.42         14,615,909
    Band 32                                                   828,953.862           10.36          8,587,962
    Band 33                                                   381,559.358           10.32          3,937,693
    Band 34                                                   445,753.456           10.30          4,591,261
    Band 35                                                    12,641.311           10.64            134,504
    Band 36                                                     4,164.678           10.60             44,146
                                                       -------------------                 ------------------
                                                           12,872,532.735                      $ 134,781,891
                                                       ===================                 ==================
ING GET Fund - Series S
Contracts in accumulation period:
    Band 9                                                    865,343.638         $ 10.40        $ 8,999,574
    Band 13                                                   493,211.782           10.36          5,109,674
    Band 15                                                   226,258.832           10.34          2,339,516
    Band 26                                                 1,945,925.181           10.50         20,432,214
    Band 27                                                   800,378.701           10.45          8,363,957
    Band 28                                                   393,880.369           10.43          4,108,172
    Band 29                                                 4,136,296.637           10.42         43,100,211
    Band 30                                                 2,619,451.377           10.37         27,163,711
    Band 31                                                 1,565,123.193           10.35         16,199,025
    Band 32                                                 1,335,643.674           10.30         13,757,130
    Band 33                                                   868,639.548           10.27          8,920,928
    Band 34                                                   306,605.126           10.24          3,139,636
    Band 35                                                    14,897.421           10.54            157,019
    Band 36                                                     4,792.179           10.50             50,318
                                                       -------------------                 ------------------
                                                           15,576,447.658                      $ 161,841,085
                                                       ===================                 ==================
ING GET Fund - Series T
Contracts in accumulation period:
    Band 6                                                     40,072.976         $ 10.47          $ 419,564
    Band 9                                                  1,117,865.088           10.44         11,670,512
    Band 10                                                    19,502.374           10.43            203,410
    Band 12                                                   125,394.606           10.42          1,306,612
    Band 13                                                   416,352.344           10.41          4,334,228
    Band 15                                                   269,372.655           10.39          2,798,782
    Band 20                                                    68,358.049           10.40            710,924
    Band 26                                                 1,444,611.269           10.53         15,211,757
    Band 27                                                   785,952.098           10.49          8,244,638
    Band 28                                                   293,092.363           10.47          3,068,677
    Band 29                                                 3,952,416.085           10.46         41,342,272
    Band 30                                                 2,325,950.664           10.42         24,236,406
    Band 31                                                 1,700,529.135           10.40         17,685,503
    Band 32                                                 1,589,097.556           10.36         16,463,051

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series T (continued)
    Band 33                                                   841,476.477         $ 10.33        $ 8,692,452
    Band 34                                                   530,293.976           10.31          5,467,331
    Band 35                                                    96,751.905           10.56          1,021,700
    Band 36                                                     1,394.248           10.53             14,681
                                                       -------------------                 ------------------
                                                           15,618,483.868                      $ 162,892,500
                                                       ===================                 ==================
ING GET Fund - Series U
Contracts in accumulation period:
    Band 6                                                    269,723.866         $ 10.55        $ 2,845,587
    Band 9                                                  1,896,116.573           10.53         19,966,108
    Band 10                                                     6,370.325           10.52             67,016
    Band 12                                                    34,269.306           10.51            360,170
    Band 13                                                   434,915.187           10.50          4,566,609
    Band 15                                                   415,851.683           10.49          4,362,284
    Band 20                                                   194,409.460           10.50          2,041,299
    Band 26                                                 1,587,162.392           10.60         16,823,921
    Band 27                                                   591,364.282           10.57          6,250,720
    Band 28                                                   548,393.800           10.55          5,785,555
    Band 29                                                 3,652,785.395           10.54         38,500,358
    Band 30                                                 1,727,713.074           10.51         18,158,264
    Band 31                                                 1,198,705.146           10.49         12,574,417
    Band 32                                                 1,576,747.812           10.46         16,492,782
    Band 33                                                   931,659.888           10.44          9,726,529
    Band 34                                                   728,767.611           10.42          7,593,759
    Band 35                                                   262,177.797           10.62          2,784,328
    Band 36                                                     6,041.319           10.60             64,038
                                                       -------------------                 ------------------
                                                           16,063,174.916                      $ 168,963,744
                                                       ===================                 ==================
ING GET Fund - Series V
Contracts in accumulation period:
    Band 6                                                    374,572.464          $ 9.73        $ 3,644,590
    Band 7                                                      5,272.363            9.73             51,300
    Band 9                                                  2,946,384.912            9.72         28,638,861
    Band 10                                                    57,051.690            9.71            553,972
    Band 12                                                    63,445.335            9.70            615,420
    Band 13                                                   653,998.959            9.70          6,343,790
    Band 14                                                    12,130.715            9.69            117,547
    Band 15                                                   917,110.678            9.69          8,886,802
    Band 17                                                   108,973.342            9.68          1,054,862
    Band 19                                                     7,051.923            9.66             68,122
    Band 20                                                   102,454.126            9.70            993,805
    Band 26                                                 3,891,594.220            9.77         38,020,876
    Band 27                                                   997,359.657            9.74          9,714,283
    Band 28                                                   652,416.000            9.73          6,348,008
    Band 29                                                 9,197,569.170            9.73         89,492,348
    Band 30                                                 4,412,798.330            9.70         42,804,144
    Band 31                                                 2,627,419.972            9.69         25,459,700

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING GET Fund - Series V (continued)
    Band 32                                                 3,252,228.838          $ 9.67       $ 31,449,053
    Band 33                                                 1,003,898.930            9.65          9,687,625
    Band 34                                                 1,617,654.799            9.64         15,594,192
    Band 35                                                   626,952.919            9.78          6,131,600
    Band 36                                                    19,697.056            9.77            192,440
    Band 37                                                    19,411.677            9.76            189,458
                                                       -------------------                 ------------------
                                                           33,567,448.075                      $ 326,052,798
                                                       ===================                 ==================
ING AIM Mid-Cap Growth (Service Class)
Currently payable annuity contracts:
    Band 2                                                     12,111.255         $ 14.54          $ 176,098
Contracts in accumulation period:
    Band 1                                                      7,913.416           14.78            116,960
    Band 2                                                    121,383.844           14.54          1,764,921
    Band 3                                                      6,081.762           14.12             85,874
    Band 4                                                    227,339.440           14.26          3,241,860
    Band 5                                                    153,177.125           14.18          2,172,052
    Band 6                                                  2,884,535.198           14.08         40,614,256
    Band 7                                                  2,190,339.352           14.01         30,686,654
    Band 8                                                  1,824,860.839           13.91         25,383,814
    Band 9                                                    680,328.569           13.83          9,408,944
    Band 10                                                   477,375.136           13.77          6,573,456
    Band 11                                                 2,492,964.282           13.72         34,203,470
    Band 12                                                   542,810.495           13.66          7,414,791
    Band 13                                                 1,533,656.739           13.60         20,857,732
    Band 14                                                 2,013,485.063           13.49         27,161,914
    Band 15                                                     2,798.367           13.43             37,582
    Band 16                                                    28,481.371           13.32            379,372
    Band 17                                                   224,903.425           13.26          2,982,219
    Band 18                                                    53,896.345           13.21            711,971
    Band 19                                                    74,897.327           13.10            981,155
    Band 20                                                   392,810.109           13.54          5,318,649
    Band 21                                                    90,471.301           13.37          1,209,601
    Band 25                                                    21,104.424           14.66            309,391
                                                       -------------------                 ------------------
                                                           16,057,725.184                      $ 221,792,736
                                                       ===================                 ==================
ING AIM Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     44,565.755         $ 13.68          $ 609,660
    Band 10                                                    20,359.369           13.63            277,498
    Band 11                                                       768.519           13.62             10,467
    Band 12                                                    29,384.378           13.62            400,215
    Band 20                                                   139,428.065           13.60          1,896,222
                                                       -------------------                 ------------------
                                                              234,506.086                        $ 3,194,062
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Alliance Mid-Cap Growth (Service Class)
Contracts in accumulation period:
    Band 1                                                      1,611.319         $ 17.43           $ 28,085
    Band 2                                                    133,925.966           17.16          2,298,170
    Band 3                                                      7,243.628           16.69            120,896
    Band 4                                                    305,659.817           16.83          5,144,255
    Band 5                                                    210,563.291           16.76          3,529,041
    Band 6                                                  5,531,902.003           16.63         91,995,530
    Band 7                                                  2,956,815.879           16.56         48,964,871
    Band 8                                                  4,192,754.178           16.43         68,886,951
    Band 9                                                    691,121.518           16.37         11,313,659
    Band 10                                                   845,093.901           16.31         13,783,482
    Band 11                                                 5,800,164.205           16.24         94,194,667
    Band 12                                                   888,765.283           16.18         14,380,222
    Band 13                                                 2,304,112.209           16.11         37,119,248
    Band 14                                                 2,753,698.265           15.99         44,031,635
    Band 15                                                       219.990           15.92              3,502
    Band 16                                                    81,202.977           15.80          1,283,007
    Band 17                                                   439,259.479           15.74          6,913,944
    Band 18                                                    88,833.572           15.67          1,392,022
    Band 19                                                   161,397.438           15.55          2,509,730
    Band 20                                                   719,928.443           16.05         11,554,852
    Band 21                                                   144,730.959           15.86          2,295,433
    Band 25                                                    68,581.801           17.29          1,185,779
                                                       -------------------                 ------------------
                                                           28,327,586.121                      $ 462,928,981
                                                       ===================                 ==================
ING Alliance Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     81,438.095         $ 17.21        $ 1,401,550
    Band 7                                                      2,796.127           17.20             48,093
    Band 10                                                    13,026.156           17.15            223,399
    Band 11                                                       269.397           17.14              4,617
    Band 12                                                    39,890.948           17.13            683,332
    Band 20                                                   132,365.662           17.10          2,263,453
                                                       -------------------                 ------------------
                                                              269,786.385                        $ 4,624,444
                                                       ===================                 ==================
ING American Funds Growth
Contracts in accumulation period:
    Band 2                                                      5,392.223         $ 10.79           $ 58,182
    Band 4                                                     15,975.213           10.78            172,213
    Band 5                                                     48,699.833           10.78            524,984
    Band 6                                                  1,622,037.822           10.77         17,469,347
    Band 7                                                  1,642,217.260           10.77         17,686,680
    Band 8                                                    388,436.206           10.77          4,183,458
    Band 9                                                    141,174.360           10.76          1,519,036
    Band 10                                                 1,003,540.584           10.76         10,798,097
    Band 11                                                   964,596.171           10.76         10,379,055
    Band 12                                                   601,447.857           10.76          6,471,579

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING American Funds Growth (continued)
    Band 13                                                   913,862.154         $ 10.76        $ 9,833,157
    Band 14                                                 1,714,683.933           10.75         18,432,852
    Band 15                                                    68,411.491           10.75            735,424
    Band 16                                                    69,134.969           10.75            743,201
    Band 17                                                   855,247.641           10.75          9,193,912
    Band 18                                                    10,783.134           10.74            115,811
    Band 19                                                   193,355.922           10.74          2,076,643
    Band 20                                                   911,850.157           10.76          9,811,508
    Band 21                                                   290,166.954           10.75          3,119,295
    Band 26                                                    67,366.693           10.79            726,887
    Band 27                                                    96,407.187           10.78          1,039,269
    Band 28                                                    25,616.661           10.77            275,891
    Band 29                                                   221,914.697           10.77          2,390,021
    Band 30                                                   112,359.464           10.76          1,208,988
    Band 31                                                    71,294.696           10.75            766,418
    Band 32                                                    65,585.576           10.74            704,389
    Band 33                                                    39,614.483           10.74            425,460
    Band 34                                                    92,431.090           10.73            991,786
    Band 41                                                    12,574.365           10.76            135,300
    Band 42                                                     4,180.380           10.75             44,939
    Band 43                                                    27,728.687           10.75            298,083
                                                       -------------------                 ------------------
                                                           12,298,087.863                      $ 132,331,865
                                                       ===================                 ==================
ING American Funds Growth-Income
Contracts in accumulation period:
    Band 2                                                      3,218.112         $ 11.01           $ 35,431
    Band 4                                                     35,321.437           11.00            388,536
    Band 5                                                     17,838.244           10.99            196,042
    Band 6                                                  1,024,471.344           10.99         11,258,940
    Band 7                                                  1,106,559.418           10.99         12,161,088
    Band 8                                                    397,600.019           10.98          4,365,648
    Band 9                                                    179,926.349           10.98          1,975,591
    Band 10                                                   536,261.484           10.98          5,888,151
    Band 11                                                   801,372.964           10.98          8,799,075
    Band 12                                                   440,852.611           10.98          4,840,562
    Band 13                                                   724,334.677           10.98          7,953,195
    Band 14                                                 1,307,734.550           10.97         14,345,848
    Band 15                                                    62,449.180           10.97            685,068
    Band 16                                                    34,591.800           10.97            379,472
    Band 17                                                   687,519.700           10.96          7,535,216
    Band 18                                                     5,852.945           10.96             64,148
    Band 19                                                   148,092.710           10.96          1,623,096
    Band 20                                                   563,173.275           10.97          6,178,011
    Band 21                                                   234,072.562           10.97          2,567,776
    Band 26                                                    61,848.113           11.01            680,948
    Band 27                                                    74,703.953           11.00            821,743
    Band 28                                                     8,019.393           10.99             88,133

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING American Funds Growth-Income (continued)
    Band 29                                                   241,790.217         $ 10.99        $ 2,657,274
    Band 30                                                    96,956.040           10.98          1,064,577
    Band 31                                                    79,329.564           10.97            870,245
    Band 32                                                    63,314.049           10.96            693,922
    Band 33                                                    42,882.033           10.95            469,558
    Band 34                                                    98,515.108           10.95          1,078,740
    Band 41                                                     5,164.329           10.98             56,704
    Band 42                                                       763.633           10.97              8,377
    Band 43                                                    21,597.902           10.96            236,713
                                                       -------------------                 ------------------
                                                            9,106,127.715                       $ 99,967,828
                                                       ===================                 ==================
ING American Funds International
Contracts in accumulation period:
    Band 2                                                      1,685.690         $ 11.63           $ 19,605
    Band 4                                                      8,123.614           11.62             94,396
    Band 5                                                     20,350.247           11.62            236,470
    Band 6                                                    580,504.856           11.62          6,745,466
    Band 7                                                    560,899.752           11.62          6,517,655
    Band 8                                                    137,440.405           11.61          1,595,683
    Band 9                                                     74,169.412           11.61            861,107
    Band 10                                                   241,840.493           11.61          2,807,768
    Band 11                                                   252,099.512           11.61          2,926,875
    Band 12                                                   173,633.511           11.60          2,014,149
    Band 13                                                   261,150.620           11.60          3,029,347
    Band 14                                                   532,960.314           11.60          6,182,340
    Band 15                                                    17,024.830           11.60            197,488
    Band 16                                                     9,589.556           11.59            111,143
    Band 17                                                   295,090.463           11.59          3,420,098
    Band 18                                                       579.223           11.59              6,713
    Band 19                                                    35,476.007           11.58            410,812
    Band 20                                                   255,174.387           11.60          2,960,023
    Band 21                                                    71,826.555           11.59            832,470
    Band 26                                                    40,607.943           11.64            472,676
    Band 27                                                   118,109.480           11.62          1,372,432
    Band 28                                                     8,572.460           11.62             99,612
    Band 29                                                    80,952.582           11.62            940,669
    Band 30                                                    32,143.782           11.60            372,868
    Band 31                                                    31,400.753           11.60            364,249
    Band 32                                                    25,451.566           11.59            294,984
    Band 33                                                    10,618.018           11.58            122,957
    Band 34                                                    23,925.966           11.57            276,823
    Band 41                                                     2,761.702           11.60             32,036
    Band 42                                                       488.357           11.60              5,665
    Band 43                                                     1,570.590           11.59             18,203
                                                       -------------------                 ------------------
                                                            3,906,222.646                       $ 45,342,782
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                             Units           Unit Value     Extended Value
----------------------------------------------------------  -------------------  -------------- ------------------
ING Capital Guardian Large Cap Value (Service Class)
Contracts in accumulation period:
    Band 2                                                          92,867.115         $ 10.31          $ 957,460
    Band 3                                                           2,150.089           10.17             21,866
    Band 4                                                         181,696.852           10.21          1,855,125
    Band 5                                                         765,936.940           10.19          7,804,897
    Band 6                                                       6,231,899.788           10.15         63,253,783
    Band 7                                                       9,374,552.928           10.13         94,964,221
    Band 8                                                       2,408,097.915           10.09         24,297,708
    Band 9                                                       1,352,700.519           10.07         13,621,694
    Band 10                                                      3,956,878.864           10.05         39,766,633
    Band 11                                                      5,242,836.259           10.03         52,585,648
    Band 12                                                      3,953,848.421           10.01         39,578,023
    Band 13                                                      6,791,259.937            9.99         67,844,687
    Band 14                                                      8,602,292.520            9.95         85,592,811
    Band 15                                                          6,646.170            9.93             65,996
    Band 16                                                        241,597.497            9.89          2,389,399
    Band 17                                                      2,105,769.024            9.87         20,783,940
    Band 18                                                        293,878.532            9.85          2,894,704
    Band 19                                                        628,348.853            9.81          6,164,102
    Band 20                                                      2,657,551.167            9.97         26,495,785
    Band 21                                                        897,773.250            9.91          8,896,933
    Band 24                                                          1,323.158           10.52             13,920
    Band 25                                                        148,177.455           10.36          1,535,118
                                                            -------------------                 ------------------
                                                                55,938,083.253                      $ 561,384,453
                                                            ===================                 ==================
ING Capital Guardian Large Cap Value (Advisor Class)
Contracts in accumulation period:
    Band 6                                                         190,134.611         $ 13.81        $ 2,625,759
    Band 7                                                           1,590.909           13.80             21,955
    Band 10                                                         12,221.772           13.76            168,172
    Band 11                                                          1,256.406           13.75             17,276
    Band 12                                                         76,903.410           13.74          1,056,653
    Band 20                                                        212,562.552           13.72          2,916,358
                                                            -------------------                 ------------------
                                                                   494,669.660                        $ 6,806,173
                                                            ===================                 ==================
ING Capital Guardian Managed Global (Service Class)
Currently payable annuity contracts:
    Band 2                                                           5,668.922         $ 19.42          $ 110,090
Contracts in accumulation period:
    Band 1                                                           9,169.659           19.86            182,109
    Band 2                                                       1,030,091.194           19.42         20,004,371
    Band 3                                                          15,761.005           18.68            294,416
    Band 4                                                         344,196.639           18.87          6,494,991
    Band 5                                                         299,049.209           18.74          5,604,182
    Band 6                                                       2,320,223.778           18.55         43,040,151
    Band 7                                                       2,876,283.130           18.42         52,981,135
    Band 8                                                       2,499,767.677           18.24         45,595,762

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                              Units          Unit Value      Extended Value
---------------------------------------------------------   ------------------- --------------  -----------------
ING Capital Guardian Managed Global (Service Class)
    (continued)
    Band 9                                                         583,925.242        $ 18.11       $ 10,574,886
    Band 10                                                      1,411,895.733          18.01         25,428,242
    Band 11                                                      1,425,811.732          17.91         25,536,288
    Band 12                                                        805,342.391          17.80         14,335,095
    Band 13                                                      1,938,963.334          17.70         34,319,651
    Band 14                                                      2,098,781.303          17.50         36,728,673
    Band 15                                                            821.678          17.40             14,297
    Band 16                                                         64,805.666          17.21          1,115,306
    Band 17                                                        451,641.584          17.11          7,727,588
    Band 18                                                         83,077.703          17.01          1,413,152
    Band 19                                                        163,907.667          16.82          2,756,927
    Band 20                                                        688,342.991          17.60         12,114,837
    Band 21                                                        204,339.644          17.30          3,535,076
    Band 24                                                          1,150.502          20.51             23,597
    Band 25                                                        128,549.328          19.60          2,519,567
                                                            -------------------                 -----------------
                                                                19,451,567.711                     $ 352,450,389
                                                            ===================                 =================
ING Capital Guardian Managed Global (Advisor Class)
Contracts in accumulation period:
    Band 6                                                          21,176.240        $ 13.76          $ 291,385
    Band 7                                                             649.283          13.75              8,928
    Band 10                                                          6,002.923          13.72             82,360
    Band 12                                                         34,405.343          13.70            471,353
    Band 20                                                         89,915.984          13.68          1,230,051
                                                            -------------------                 -----------------
                                                                   152,149.773                       $ 2,084,077
                                                            ===================                 =================
ING Capital Guardian Small Cap (Service Class)
Currently payable annuity contracts:
    Band 2                                                           2,158.064        $ 18.78           $ 40,528
Contracts in accumulation period:
    Band 1                                                          11,698.567          19.09            223,326
    Band 2                                                         189,632.908          18.78          3,561,306
    Band 3                                                          10,693.501          18.26            195,263
    Band 4                                                         290,583.447          18.41          5,349,641
    Band 5                                                         283,315.553          18.33          5,193,174
    Band 6                                                       5,701,158.596          18.19        103,704,075
    Band 7                                                       3,883,331.662          18.11         70,327,136
    Band 8                                                       3,768,841.098          17.97         67,726,075
    Band 9                                                         933,033.596          17.89         16,691,971
    Band 10                                                      1,326,176.319          17.82         23,632,462
    Band 11                                                      4,195,335.581          17.75         74,467,207
    Band 12                                                      1,161,532.589          17.68         20,535,896
    Band 13                                                      2,774,026.836          17.61         48,850,613
    Band 14                                                      3,243,333.821          17.46         56,628,609
    Band 15                                                          4,336.373          17.39             75,410
    Band 16                                                         72,310.808          17.25          1,247,361

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Capital Guardian Small Cap (Service Class)
    (continued)
    Band 17                                                   734,791.729         $ 17.18       $ 12,623,722
    Band 18                                                    90,552.930           17.11          1,549,361
    Band 19                                                   170,484.909           16.97          2,893,129
    Band 20                                                   927,953.844           17.53         16,267,031
    Band 21                                                   210,070.040           17.32          3,638,413
    Band 24                                                     1,340.173           19.55             26,200
    Band 25                                                   103,579.001           18.93          1,960,750
                                                       -------------------                 ------------------
                                                           30,090,271.945                      $ 537,408,659
                                                       ===================                 ==================
ING Capital Guardian Small Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     81,529.273         $ 13.45        $ 1,096,569
    Band 7                                                      7,772.620           13.44            104,464
    Band 10                                                    14,297.114           13.40            191,581
    Band 11                                                     1,563.844           13.39             20,940
    Band 12                                                    28,630.217           13.38            383,072
    Band 20                                                   175,876.763           13.37          2,351,472
                                                       -------------------                 ------------------
                                                              309,669.831                        $ 4,148,098
                                                       ===================                 ==================
ING Developing World (Service Class)
Currently payable annuity contracts:
    Band 2                                                      8,107.076          $ 9.23           $ 74,828
Contracts in accumulation period:
    Band 1                                                     14,201.669            9.34            132,644
    Band 2                                                    404,830.062            9.23          3,736,581
    Band 3                                                     13,202.419            9.04            119,350
    Band 4                                                    166,780.362            9.09          1,516,033
    Band 5                                                    150,155.866            9.07          1,361,914
    Band 6                                                  2,328,297.363            9.01         20,977,959
    Band 7                                                  1,925,673.976            8.99         17,311,809
    Band 8                                                  1,347,744.852            8.93         12,035,362
    Band 9                                                    459,146.221            8.91          4,090,993
    Band 10                                                   472,272.814            8.88          4,193,783
    Band 11                                                 1,492,155.083            8.85         13,205,572
    Band 12                                                   410,102.047            8.83          3,621,201
    Band 13                                                   847,928.806            8.80          7,461,773
    Band 14                                                 1,334,968.093            8.75         11,680,971
    Band 15                                                       927.665            8.72              8,089
    Band 16                                                    55,207.921            8.67            478,653
    Band 17                                                   251,030.941            8.64          2,168,907
    Band 18                                                    22,799.723            8.62            196,534
    Band 19                                                    58,907.593            8.57            504,838
    Band 20                                                   380,832.094            8.77          3,339,897
    Band 21                                                    80,874.288            8.70            703,606
    Band 25                                                    38,950.784            9.28            361,463
                                                       -------------------                 ------------------
                                                           12,265,097.718                      $ 109,282,760
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Developing World (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     30,921.112         $ 14.00          $ 432,896
    Band 7                                                      8,004.844           14.00            112,068
    Band 10                                                    18,761.198           13.96            261,906
    Band 11                                                     3,860.569           13.95             53,855
    Band 12                                                    26,375.415           13.94            367,673
    Band 20                                                    52,234.545           13.92            727,105
                                                       -------------------                 ------------------
                                                              140,157.683                        $ 1,955,503
                                                       ===================                 ==================
ING Eagle Asset Value Equity (Service Class)
Currently payable annuity contracts:
    Band 2                                                        484.309         $ 19.18            $ 9,289
Contracts in accumulation period:
    Band 1                                                      4,086.003           19.53             79,800
    Band 2                                                    213,285.821           19.18          4,090,822
    Band 3                                                      8,927.676           18.58            165,876
    Band 4                                                    207,752.833           18.77          3,899,521
    Band 5                                                    115,811.317           18.67          2,162,197
    Band 6                                                  2,180,938.255           18.52         40,390,976
    Band 7                                                  1,291,039.694           18.41         23,768,041
    Band 8                                                  1,905,658.988           18.27         34,816,390
    Band 9                                                    266,585.502           18.16          4,841,193
    Band 10                                                   364,190.935           18.08          6,584,572
    Band 11                                                 1,958,386.717           17.99         35,231,377
    Band 12                                                   390,049.160           17.92          6,989,681
    Band 13                                                   983,870.712           17.84         17,552,254
    Band 14                                                 1,015,032.571           17.67         17,935,626
    Band 15                                                    15,779.790           17.59            277,567
    Band 16                                                    34,620.288           17.43            603,432
    Band 17                                                   228,990.248           17.35          3,972,981
    Band 18                                                    27,222.612           17.27            470,135
    Band 19                                                    58,775.546           17.12          1,006,237
    Band 20                                                   242,601.463           17.75          4,306,176
    Band 21                                                    78,240.292           17.51          1,369,988
    Band 25                                                    12,788.967           19.35            247,467
    Band 26                                                    15,302.960           19.27            294,888
    Band 27                                                     7,938.110           18.75            148,840
    Band 28                                                       562.331           18.49             10,398
    Band 29                                                    12,865.256           18.41            236,849
    Band 30                                                    16,345.235           17.91            292,743
    Band 31                                                    13,995.827           17.67            247,306
    Band 32                                                     8,400.123           17.21            144,566
    Band 33                                                     2,229.256           16.90             37,674
    Band 34                                                       475.512           16.67              7,927
                                                       -------------------                 ------------------
                                                           11,683,234.309                      $ 212,192,789
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Eagle Asset Value Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     21,736.856         $ 11.87          $ 258,016
    Band 7                                                        451.996           11.86              5,361
    Band 10                                                       881.972           11.83             10,434
    Band 12                                                    14,549.959           11.82            171,981
    Band 20                                                    48,863.931           11.80            576,594
                                                       -------------------                 ------------------
                                                               86,484.714                        $ 1,022,386
                                                       ===================                 ==================
ING FMR Diversified Mid-Cap (Service Class)
Contracts in accumulation period:
    Band 2                                                     15,323.029          $ 9.64          $ 147,714
    Band 3                                                      1,885.203            9.53             17,966
    Band 4                                                     44,499.325            9.56            425,414
    Band 5                                                    176,724.716            9.55          1,687,721
    Band 6                                                  2,137,834.265            9.52         20,352,182
    Band 7                                                  2,850,228.843            9.50         27,077,174
    Band 8                                                    492,657.009            9.47          4,665,462
    Band 9                                                    241,130.260            9.45          2,278,681
    Band 10                                                 1,236,348.705            9.44         11,671,132
    Band 11                                                 1,406,797.479            9.42         13,252,032
    Band 12                                                 1,170,476.118            9.41         11,014,180
    Band 13                                                 2,031,359.511            9.39         19,074,466
    Band 14                                                 3,090,180.234            9.36         28,924,087
    Band 15                                                       635.125            9.35              5,938
    Band 16                                                    98,923.303            9.32            921,965
    Band 17                                                   724,928.935            9.30          6,741,839
    Band 18                                                   119,997.610            9.28          1,113,578
    Band 19                                                   221,766.981            9.25          2,051,345
    Band 20                                                 1,113,986.198            9.38         10,449,191
    Band 21                                                   207,579.625            9.33          1,936,718
    Band 25                                                    44,046.481            9.68            426,370
                                                       -------------------                 ------------------
                                                           17,427,308.955                      $ 164,235,155
                                                       ===================                 ==================
ING FMR Diversified Mid-Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     85,074.410         $ 12.46        $ 1,060,027
    Band 7                                                        777.643           12.45              9,682
    Band 10                                                    18,203.284           12.42            226,085
    Band 11                                                       910.875           12.41             11,304
    Band 12                                                    43,522.997           12.40            539,685
    Band 20                                                   154,106.870           12.38          1,907,843
                                                       -------------------                 ------------------
                                                              302,596.079                        $ 3,754,626
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Goldman Sachs Internet Tollkeeper (Service Class)
Contracts in accumulation period:
    Band 2                                                      1,884.986          $ 6.53           $ 12,309
    Band 3                                                      1,486.247            6.47              9,616
    Band 4                                                     10,976.319            6.49             71,236
    Band 5                                                     35,807.107            6.48            232,030
    Band 6                                                    976,838.896            6.46          6,310,379
    Band 7                                                  1,534,118.701            6.45          9,895,066
    Band 8                                                    228,337.954            6.44          1,470,496
    Band 9                                                     96,371.604            6.43            619,669
    Band 10                                                   555,046.476            6.42          3,563,398
    Band 11                                                   559,222.434            6.41          3,584,616
    Band 12                                                   417,879.664            6.40          2,674,430
    Band 13                                                   932,881.163            6.39          5,961,111
    Band 14                                                 1,631,740.460            6.37         10,394,187
    Band 15                                                     6,815.081            6.37             43,412
    Band 16                                                    87,869.005            6.35            557,968
    Band 17                                                   305,816.527            6.34          1,938,877
    Band 18                                                    52,482.557            6.33            332,215
    Band 19                                                   140,904.298            6.31            889,106
    Band 20                                                   704,091.988            6.38          4,492,107
    Band 21                                                    77,659.771            6.36            493,916
    Band 25                                                    12,890.538            6.55             84,433
                                                       -------------------                 ------------------
                                                            8,371,121.776                       $ 53,630,577
                                                       ===================                 ==================
ING Goldman Sachs Internet Tollkeeper (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     36,659.475         $ 14.46          $ 530,096
    Band 10                                                     8,035.974           14.41            115,798
    Band 11                                                       262.191           14.40              3,776
    Band 12                                                    37,416.150           14.39            538,418
    Band 20                                                    97,913.949           14.37          1,407,023
                                                       -------------------                 ------------------
                                                              180,287.739                        $ 2,595,111
                                                       ===================                 ==================
ING Hard Assets (Service Class)
Currently payable annuity contracts:
    Band 2                                                      2,020.057         $ 22.37           $ 45,189
Contracts in accumulation period:
    Band 1                                                     29,984.555           23.06            691,444
    Band 2                                                    186,973.774           22.37          4,182,603
    Band 3                                                     10,853.430           21.22            230,310
    Band 4                                                     55,640.341           21.58          1,200,719
    Band 5                                                     42,368.048           21.39            906,253
    Band 6                                                    742,286.361           21.09         15,654,819
    Band 7                                                    826,627.504           20.91         17,284,781
    Band 8                                                    549,898.027           20.62         11,338,897
    Band 9                                                    101,131.759           20.44          2,067,133
    Band 10                                                   349,772.216           20.28          7,093,381

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Hard Assets (Service Class) (continued)
    Band 11                                                 1,031,494.033         $ 20.13       $ 20,763,975
    Band 12                                                   210,632.773           19.98          4,208,443
    Band 13                                                   496,935.444           19.83          9,854,230
    Band 14                                                 1,330,706.785           19.53         25,988,704
    Band 15                                                     2,426.210           19.38             47,020
    Band 16                                                    17,930.098           19.09            342,286
    Band 17                                                   147,526.100           18.94          2,794,144
    Band 18                                                    18,382.094           18.80            345,583
    Band 19                                                    61,073.869           18.51          1,130,477
    Band 20                                                   591,336.391           19.68         11,637,500
    Band 21                                                    46,295.847           19.23            890,269
    Band 25                                                    59,058.615           22.72          1,341,812
                                                       -------------------                 ------------------
                                                            6,911,354.331                      $ 140,039,972
                                                       ===================                 ==================
ING Hard Assets (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     53,933.075         $ 14.74          $ 794,974
    Band 7                                                      1,596.565           14.73             23,517
    Band 10                                                    13,333.904           14.70            196,008
    Band 11                                                     2,330.199           14.69             34,231
    Band 12                                                    31,790.322           14.68            466,682
    Band 20                                                   103,812.626           14.66          1,521,893
                                                       -------------------                 ------------------
                                                              206,796.691                        $ 3,037,305
                                                       ===================                 ==================
ING International (Service Class)
Contracts in accumulation period:
    Band 1                                                      1,431.094          $ 9.63           $ 13,781
    Band 2                                                     14,398.922            9.48            136,502
    Band 3                                                      1,275.424            9.22             11,759
    Band 4                                                      8,226.140            9.30             76,503
    Band 5                                                     94,950.069            9.26            879,238
    Band 6                                                  3,949,926.597            9.12         36,023,331
    Band 7                                                  2,278,888.640            9.15         20,851,831
    Band 8                                                  1,583,400.059            9.08         14,377,273
    Band 9                                                    588,682.557            9.04          5,321,690
    Band 10                                                   460,646.171            9.01          4,150,422
    Band 11                                                 3,838,885.601            8.97         34,434,804
    Band 12                                                   522,021.404            8.94          4,666,871
    Band 13                                                 1,458,594.480            8.90         12,981,491
    Band 14                                                 2,080,261.285            8.83         18,368,707
    Band 15                                                     2,824.067            8.80             24,852
    Band 16                                                    19,121.769            8.73            166,933
    Band 17                                                   291,623.544            8.69          2,534,209
    Band 18                                                    53,716.217            8.66            465,182
    Band 19                                                    58,270.098            8.59            500,540
    Band 20                                                   454,200.749            8.87          4,028,761
    Band 21                                                   191,230.337            8.76          1,675,178
    Band 25                                                    44,700.725            9.55            426,892
                                                       -------------------                 ------------------
                                                           17,997,275.949                      $ 162,116,750
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING International (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     77,931.489         $ 12.47          $ 971,806
    Band 8                                                        598.946           12.45              7,457
    Band 10                                                    17,849.255           12.43            221,866
    Band 12                                                   109,335.405           12.42          1,357,946
    Band 20                                                   195,237.861           12.40          2,420,949
                                                       -------------------                 ------------------
                                                              400,952.956                        $ 4,980,024
                                                       ===================                 ==================
ING Janus Growth and Income (Service Class)
Contracts in accumulation period:
    Band 2                                                     18,238.453          $ 8.63          $ 157,398
    Band 3                                                      3,729.437            8.53             31,812
    Band 4                                                    121,675.937            8.56          1,041,546
    Band 5                                                    335,953.366            8.55          2,872,401
    Band 6                                                  2,871,432.508            8.52         24,464,605
    Band 7                                                  4,328,568.168            8.50         36,792,829
    Band 8                                                    754,836.167            8.48          6,401,011
    Band 9                                                    328,257.366            8.46          2,777,057
    Band 10                                                 2,048,406.120            8.45         17,309,032
    Band 11                                                 2,181,919.434            8.43         18,393,581
    Band 12                                                 2,106,216.660            8.42         17,734,344
    Band 13                                                 3,698,409.545            8.41         31,103,624
    Band 14                                                 4,126,254.579            8.38         34,578,013
    Band 15                                                    26,957.126            8.37            225,631
    Band 16                                                   149,703.736            8.34          1,248,529
    Band 17                                                   853,351.031            8.32          7,099,881
    Band 18                                                   159,408.940            8.31          1,324,688
    Band 19                                                   311,748.148            8.28          2,581,275
    Band 20                                                 1,292,405.270            8.39         10,843,280
    Band 21                                                   307,687.270            8.35          2,569,189
    Band 25                                                    58,259.344            8.66            504,526
    Band 26                                                   132,740.585            8.65          1,148,206
    Band 27                                                    59,502.828            8.56            509,344
    Band 28                                                    16,062.844            8.52            136,855
    Band 29                                                   171,330.033            8.50          1,456,305
    Band 30                                                    91,081.184            8.42            766,904
    Band 31                                                    42,468.423            8.38            355,885
    Band 32                                                     8,989.522            8.30             74,613
    Band 33                                                    21,187.834            8.24            174,588
    Band 34                                                     8,581.507            8.20             70,368
    Band 41                                                       329.378           10.81              3,561
    Band 43                                                     1,451.593           10.80             15,677
                                                       -------------------                 ------------------
                                                           26,637,144.336                      $ 224,766,558
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Janus Growth and Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    128,810.334         $ 11.73        $ 1,510,945
    Band 7                                                      1,586.724           11.72             18,596
    Band 10                                                    57,279.985           11.69            669,603
    Band 11                                                     3,638.740           11.68             42,500
    Band 12                                                   183,002.745           11.67          2,135,642
    Band 20                                                   241,740.683           11.66          2,818,696
                                                       -------------------                 ------------------
                                                              616,059.211                        $ 7,195,982
                                                       ===================                 ==================
ING Janus Special Equity (Service Class)
Contracts in accumulation period:
    Band 2                                                     15,195.182          $ 9.13          $ 138,732
    Band 3                                                        238.632            9.03              2,155
    Band 4                                                      6,042.471            9.06             54,745
    Band 5                                                     92,519.836            9.04            836,379
    Band 6                                                    856,121.104            9.01          7,713,651
    Band 7                                                    934,004.354            9.00          8,406,039
    Band 8                                                    240,606.036            8.97          2,158,236
    Band 9                                                    169,752.220            8.95          1,519,282
    Band 10                                                   344,836.901            8.94          3,082,842
    Band 11                                                   553,067.702            8.92          4,933,364
    Band 12                                                   356,948.614            8.91          3,180,412
    Band 13                                                   629,201.039            8.89          5,593,597
    Band 14                                                 1,098,077.852            8.86          9,728,970
    Band 15                                                     2,108.329            8.85             18,659
    Band 16                                                    18,885.418            8.82            166,569
    Band 17                                                   149,245.254            8.81          1,314,851
    Band 18                                                    35,657.497            8.79            313,429
    Band 19                                                    63,791.381            8.76            558,813
    Band 20                                                   384,529.360            8.88          3,414,621
    Band 21                                                    78,179.962            8.84            691,111
    Band 25                                                    10,452.123            9.16             95,741
                                                       -------------------                 ------------------
                                                            6,039,461.267                       $ 53,922,198
                                                       ===================                 ==================
ING Janus Special Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     10,723.940         $ 14.27          $ 153,031
    Band 10                                                     1,155.425           14.22             16,430
    Band 12                                                    19,367.100           14.20            275,013
    Band 20                                                    25,155.076           14.19            356,951
                                                       -------------------                 ------------------
                                                               56,401.541                          $ 801,425
                                                       ===================                 ==================
ING Jennison Equity Opportunities (Service Class)
Currently payable annuity contracts:
    Band 2                                                     10,402.758         $ 20.39          $ 212,112
Contracts in accumulation period:
    Band 1                                                     13,520.205           20.87            282,167

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Jennison Equity Opportunities (Service Class)
    (continued)
    Band 2                                                  1,005,109.201         $ 20.39       $ 20,494,177
    Band 3                                                     15,125.505           19.56            295,855
    Band 4                                                    229,031.506           19.82          4,539,404
    Band 5                                                    183,069.708           19.68          3,602,812
    Band 6                                                  2,581,561.314           19.47         50,262,999
    Band 7                                                  1,900,373.651           19.33         36,734,223
    Band 8                                                  2,572,696.508           19.13         49,215,684
    Band 9                                                    633,989.339           18.99         12,039,458
    Band 10                                                   463,550.587           18.88          8,751,835
    Band 11                                                 3,080,079.212           18.77         57,813,087
    Band 12                                                   606,016.779           18.66         11,308,273
    Band 13                                                 1,511,001.580           18.55         28,029,079
    Band 14                                                 1,998,515.787           18.33         36,632,794
    Band 15                                                        97.564           18.22              1,778
    Band 16                                                    39,320.561           18.01            708,163
    Band 17                                                   185,363.910           17.90          3,318,014
    Band 18                                                    35,727.644           17.79            635,595
    Band 19                                                    60,940.418           17.58          1,071,333
    Band 20                                                   296,297.253           18.44          5,463,721
    Band 21                                                    68,656.764           18.11          1,243,374
    Band 25                                                    39,241.379           20.63            809,550
                                                       -------------------                 ------------------
                                                           17,529,689.133                      $ 333,465,487
                                                       ===================                 ==================
ING Jennison Equity Opportunities (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     29,760.887         $ 12.59          $ 374,690
    Band 10                                                     3,200.091           12.55             40,161
    Band 11                                                       695.344           12.54              8,720
    Band 12                                                    13,652.055           12.53            171,060
    Band 20                                                    83,383.060           12.52          1,043,956
                                                       -------------------                 ------------------
                                                              130,691.437                        $ 1,638,587
                                                       ===================                 ==================
ING JPMorgan Fleming Small Cap Equity (Service Class)
Contracts in accumulation period:
    Band 1                                                        307.272         $ 10.49            $ 3,223
    Band 2                                                      7,352.743           10.45             76,836
    Band 4                                                      4,313.937           10.41             44,908
    Band 5                                                     56,893.563           10.40            591,693
    Band 6                                                    824,537.407           10.38          8,558,698
    Band 7                                                  1,208,974.758           10.37         12,537,068
    Band 8                                                     99,604.851           10.36          1,031,906
    Band 9                                                     72,864.199           10.35            754,144
    Band 10                                                   506,710.923           10.34          5,239,391
    Band 11                                                   498,967.398           10.33          5,154,333
    Band 12                                                   265,899.317           10.32          2,744,081
    Band 13                                                   681,441.412           10.31          7,025,661
    Band 14                                                   961,310.914           10.30          9,901,502

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING JPMorgan Fleming Small Cap Equity (Service Class)
    (continued)
    Band 15                                                    26,442.000         $ 10.29          $ 272,088
    Band 16                                                    38,873.478           10.27            399,231
    Band 17                                                   259,872.196           10.26          2,666,289
    Band 18                                                    24,073.628           10.25            246,755
    Band 19                                                    80,743.790           10.23            826,009
    Band 20                                                   376,173.684           10.30          3,874,589
    Band 21                                                   121,614.412           10.28          1,250,196
    Band 25                                                    15,842.120           10.47            165,867
    Band 26                                                    30,405.780           10.46            318,044
    Band 27                                                    20,560.832           10.41            214,038
    Band 28                                                       448.402           10.38              4,654
    Band 29                                                    42,750.856           10.37            443,326
    Band 30                                                    27,008.973           10.32            278,733
    Band 31                                                    45,483.273           10.30            468,478
    Band 32                                                    11,236.621           10.24            115,063
    Band 33                                                    11,750.728           10.21            119,975
    Band 34                                                     8,500.387           10.18             86,534
    Band 41                                                     6,646.882           11.02             73,249
    Band 42                                                       144.692           11.01              1,593
    Band 43                                                       479.925           11.01              5,284
                                                       -------------------                 ------------------
                                                            6,338,231.353                       $ 65,493,439
                                                       ===================                 ==================
ING JPMorgan Fleming Small Cap Equity (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    285,412.257         $ 12.52        $ 3,573,361
    Band 7                                                      1,007.513           12.51             12,604
    Band 10                                                    64,681.399           12.48            807,224
    Band 11                                                     8,023.500           12.47            100,053
    Band 12                                                   144,863.341           12.46          1,804,997
    Band 20                                                   384,823.804           12.45          4,791,056
                                                       -------------------                 ------------------
                                                              888,811.814                       $ 11,089,295
                                                       ===================                 ==================
ING Julius Baer Foreign (Service Class)
Contracts in accumulation period:
    Band 2                                                     23,654.089         $ 10.71          $ 253,335
    Band 4                                                      5,095.030           10.67             54,364
    Band 5                                                     27,428.113           10.66            292,384
    Band 6                                                    505,047.822           10.64          5,373,709
    Band 7                                                    447,901.906           10.63          4,761,197
    Band 8                                                    108,889.932           10.61          1,155,322
    Band 9                                                     26,857.067           10.60            284,685
    Band 10                                                   296,301.043           10.59          3,137,828
    Band 11                                                   189,657.898           10.59          2,008,477
    Band 12                                                   149,527.696           10.58          1,582,003
    Band 13                                                   268,992.809           10.57          2,843,254
    Band 14                                                   567,009.504           10.55          5,981,950
    Band 15                                                    19,973.759           10.54            210,523

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Julius Baer Foreign (Service Class) (continued)
    Band 16                                                    14,401.314         $ 10.52          $ 151,502
    Band 17                                                   128,361.660           10.51          1,349,081
    Band 18                                                    20,181.298           10.50            211,904
    Band 19                                                    59,010.628           10.49            619,021
    Band 20                                                   122,689.156           10.56          1,295,597
    Band 21                                                    45,762.500           10.53            481,879
    Band 25                                                     4,864.183           10.73             52,193
    Band 26                                                    37,732.388           10.72            404,491
    Band 27                                                    47,206.361           10.67            503,692
    Band 28                                                     1,286.933           10.64             13,693
    Band 29                                                    54,649.311           10.63            580,922
    Band 30                                                    22,761.665           10.58            240,818
    Band 31                                                    15,813.245           10.55            166,830
    Band 32                                                    18,673.699           10.50            196,074
    Band 33                                                    18,930.376           10.46            198,012
    Band 34                                                    22,722.745           10.44            237,225
    Band 42                                                       537.150           11.69              6,279
                                                       -------------------                 ------------------
                                                            3,271,921.280                       $ 34,648,244
                                                       ===================                 ==================
ING Julius Baer Foreign (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     34,036.529         $ 12.60          $ 428,860
    Band 7                                                      8,924.720           12.59            112,362
    Band 10                                                     8,492.946           12.55            106,586
    Band 12                                                    53,077.833           12.54            665,596
    Band 20                                                    98,782.286           12.52          1,236,754
                                                       -------------------                 ------------------
                                                              203,314.314                        $ 2,550,158
                                                       ===================                 ==================
ING Limited Maturity Bond
Currently payable annuity contracts:
    Band 1                                                      1,325.281         $ 22.32           $ 29,580
    Band 2                                                      3,692.647           21.66             79,983
Contracts in accumulation period:
    Band 1                                                     28,074.497           22.32            626,623
    Band 2                                                    705,085.799           21.66         15,272,158
    Band 3                                                     13,694.537           20.54            281,286
    Band 4                                                    292,573.723           20.90          6,114,791
    Band 5                                                    378,428.825           20.69          7,829,692
    Band 6                                                  5,262,645.164           20.44        107,568,467
    Band 7                                                  4,019,585.111           20.22         81,276,011
    Band 8                                                  2,413,915.779           19.98         48,230,037
    Band 9                                                    614,145.706           19.77         12,141,661
    Band 10                                                 1,154,036.996           19.62         22,642,206
    Band 11                                                 3,602,660.537           19.50         70,251,880
    Band 12                                                 1,037,485.098           19.32         20,044,212
    Band 13                                                 2,934,073.045           19.18         56,275,521
    Band 14                                                 2,747,066.792           18.89         51,892,092

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Limited Maturity Bond (continued)
    Band 15                                                     1,045.192         $ 18.78           $ 19,629
    Band 16                                                    87,178.393           18.49          1,611,928
    Band 17                                                   390,765.794           18.35          7,170,552
    Band 18                                                   130,049.956           18.21          2,368,210
    Band 19                                                   166,520.393           17.94          2,987,376
    Band 20                                                   750,831.314           19.07         14,318,353
    Band 21                                                   187,232.332           18.64          3,490,011
    Band 24                                                     5,353.615           23.37            125,114
    Band 25                                                   109,192.878           22.01          2,403,335
                                                       -------------------                 ------------------
                                                           27,036,659.404                      $ 535,050,708
                                                       ===================                 ==================
ING Liquid Assets (Service Class)
Currently payable annuity contracts:
    Band 2                                                      1,135.261         $ 16.69           $ 18,948
Contracts in accumulation period:
    Band 1                                                    162,792.274           17.20          2,800,027
    Band 2                                                    519,161.211           16.69          8,664,801
    Band 3                                                     39,620.556           15.83            627,193
    Band 4                                                    657,453.196           16.10         10,584,996
    Band 5                                                    257,123.095           15.91          4,090,828
    Band 6                                                  7,860,941.105           15.74        123,731,213
    Band 7                                                  8,871,898.547           15.55        137,958,022
    Band 8                                                  3,967,467.852           15.39         61,059,330
    Band 9                                                  1,702,970.732           15.20         25,885,155
    Band 10                                                 1,848,566.742           15.09         27,894,872
    Band 11                                                 6,180,280.792           15.02         92,827,817
    Band 12                                                 1,358,557.118           14.86         20,188,159
    Band 13                                                 5,614,607.321           14.75         82,815,458
    Band 14                                                 5,640,001.421           14.52         81,892,821
    Band 15                                                    50,238.046           14.46            726,442
    Band 16                                                   232,020.966           14.24          3,303,979
    Band 17                                                   735,334.662           14.13         10,390,279
    Band 18                                                   127,143.104           14.03          1,783,818
    Band 19                                                   298,952.519           13.81          4,128,534
    Band 20                                                   953,624.187           14.68         13,999,203
    Band 21                                                   247,661.980           14.35          3,553,949
    Band 24                                                    13,258.961           18.00            238,661
    Band 25                                                    65,738.231           16.95          1,114,263
    Band 26                                                   172,805.609           16.82          2,906,590
    Band 27                                                    70,424.585           16.08          1,132,427
    Band 28                                                    18,414.889           15.71            289,298
    Band 29                                                   650,408.544           15.60         10,146,373
    Band 30                                                   187,369.734           14.90          2,791,809
    Band 31                                                   298,916.863           14.57          4,355,219
    Band 32                                                   111,894.149           13.94          1,559,804
    Band 33                                                    56,073.775           13.52            758,117
    Band 34                                                    47,009.497           13.22            621,466

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Liquid Assets (Service Class) (continued)
    Band 35                                                    23,814.939         $ 17.34          $ 412,951
    Band 36                                                     1,753.842           16.82             29,500
    Band 38                                                    33,868.904            9.99            338,350
    Band 39                                                     1,668.190            9.98             16,649
    Band 42                                                    16,707.932            9.96            166,411
    Band 43                                                       522.213            9.95              5,196
                                                       -------------------                 ------------------
                                                           49,098,203.544                      $ 745,808,928
                                                       ===================                 ==================
ING Liquid Assets (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    186,420.284          $ 9.91        $ 1,847,425
    Band 7                                                      9,973.981            9.90             98,742
    Band 8                                                        215.748            9.89              2,134
    Band 10                                                    16,707.243            9.88            165,068
    Band 12                                                   138,372.345            9.86          1,364,351
    Band 20                                                   138,055.719            9.85          1,359,849
                                                       -------------------                 ------------------
                                                              489,745.320                        $ 4,837,569
                                                       ===================                 ==================
ING Marsico Growth (Service Class)
Contracts in accumulation period:
    Band 1                                                     12,413.492         $ 14.42          $ 179,003
    Band 2                                                    325,663.376           14.20          4,624,420
    Band 3                                                      8,537.409           13.81            117,902
    Band 4                                                    500,524.385           13.92          6,967,299
    Band 5                                                    493,864.882           13.87          6,849,906
    Band 6                                                 11,921,200.160           13.76        164,035,714
    Band 7                                                  6,824,703.327           13.71         93,566,683
    Band 8                                                  7,363,429.072           13.60        100,142,635
    Band 9                                                  2,163,883.591           13.55         29,320,623
    Band 10                                                 1,979,403.765           13.49         26,702,157
    Band 11                                                10,340,318.548           13.44        138,973,881
    Band 12                                                 1,718,678.370           13.39         23,013,103
    Band 13                                                 5,319,924.615           13.34         70,967,794
    Band 14                                                 5,372,714.171           13.23         71,081,008
    Band 15                                                     7,966.475           13.18            104,998
    Band 16                                                   147,726.038           13.07          1,930,779
    Band 17                                                   845,398.531           13.02         11,007,089
    Band 18                                                   106,575.985           12.97          1,382,291
    Band 19                                                   280,718.299           12.87          3,612,845
    Band 20                                                 1,329,455.018           13.28         17,655,163
    Band 21                                                   339,228.939           13.13          4,454,076
    Band 24                                                       808.345           14.76             11,931
    Band 25                                                   155,586.977           14.31          2,226,450
                                                       -------------------                 ------------------
                                                           57,558,723.770                      $ 778,927,750
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Marsico Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    117,513.167         $ 12.79        $ 1,502,993
    Band 7                                                      6,764.238           12.78             86,447
    Band 10                                                    34,151.241           12.74            435,087
    Band 11                                                     1,617.073           12.73             20,585
    Band 12                                                   108,523.535           12.73          1,381,505
    Band 20                                                   385,405.470           12.71          4,898,504
                                                       -------------------                 ------------------
                                                              653,974.724                        $ 8,325,121
                                                       ===================                 ==================
ING Mercury Focus Value (Service Class)
Contracts in accumulation period:
    Band 2                                                         63.224         $ 10.90              $ 689
    Band 3                                                        400.078           10.84              4,337
    Band 4                                                      5,350.813           10.86             58,110
    Band 5                                                      8,396.632           10.85             91,103
    Band 6                                                    289,419.207           10.83          3,134,410
    Band 7                                                    392,802.152           10.82          4,250,119
    Band 8                                                     78,050.210           10.80            842,942
    Band 9                                                     24,096.214           10.79            259,998
    Band 10                                                   128,265.325           10.79          1,383,983
    Band 11                                                   178,758.572           10.78          1,927,017
    Band 12                                                   122,619.021           10.77          1,320,607
    Band 13                                                   206,042.645           10.76          2,217,019
    Band 14                                                   419,552.498           10.74          4,505,994
    Band 15                                                       328.044           10.73              3,520
    Band 16                                                     8,598.898           10.71             92,094
    Band 17                                                    99,429.694           10.70          1,063,898
    Band 18                                                   116,975.420           10.69          1,250,467
    Band 19                                                    48,503.780           10.68            518,020
    Band 20                                                   281,611.158           10.75          3,027,320
    Band 21                                                    18,966.487           10.72            203,321
    Band 25                                                     3,001.806           10.92             32,780
                                                       -------------------                 ------------------
                                                            2,431,231.878                       $ 26,187,748
                                                       ===================                 ==================
ING Mercury Focus Value (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      9,360.692         $ 13.15          $ 123,093
    Band 10                                                     1,782.325           13.10             23,348
    Band 11                                                     1,103.693           13.10             14,458
    Band 12                                                    19,077.186           13.09            249,720
    Band 20                                                    30,187.164           13.07            394,546
                                                       -------------------                 ------------------
                                                               61,511.060                          $ 805,165
                                                       ===================                 ==================
ING Mercury Fundamental Growth (Service Class)
Contracts in accumulation period:
    Band 2                                                      1,263.411         $ 10.05           $ 12,697
    Band 5                                                     10,243.121           10.00            102,431

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value      Extended Value
------------------------------------------------------   ------------------- --------------  -----------------
ING Mercury Fundamental Growth (Service Class)
    (continued)
    Band 6                                                      158,395.960         $ 9.98        $ 1,580,792
    Band 7                                                      237,787.205           9.97          2,370,738
    Band 8                                                       30,926.329           9.96            308,026
    Band 9                                                        4,515.384           9.95             44,928
    Band 10                                                     161,256.140           9.94          1,602,886
    Band 11                                                     113,463.033           9.93          1,126,688
    Band 12                                                     120,270.800           9.92          1,193,086
    Band 13                                                     111,582.449           9.92          1,106,898
    Band 14                                                     199,717.108           9.90          1,977,199
    Band 16                                                       1,085.701           9.87             10,716
    Band 17                                                      38,135.085           9.86            376,012
    Band 18                                                       1,932.030           9.86             19,050
    Band 19                                                      11,988.726           9.84            117,969
    Band 20                                                     145,460.092           9.91          1,441,510
    Band 21                                                      23,790.830           9.88            235,053
    Band 25                                                         562.517          10.07              5,665
                                                         -------------------                 -----------------
                                                              1,372,375.921                      $ 13,632,344
                                                         ===================                 =================
ING Mercury Fundamental Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       15,559.636        $ 11.81          $ 183,759
    Band 10                                                       2,610.804          11.77             30,729
    Band 12                                                      35,198.614          11.75            413,584
    Band 20                                                      19,376.875          11.74            227,485
                                                         -------------------                 -----------------
                                                                 72,745.929                         $ 855,557
                                                         ===================                 =================
ING MFS(R) Mid-Cap Growth (Service Class)
Currently payable annuity contracts:
    Band 2                                                        2,845.649        $ 22.89           $ 65,137
Contracts in accumulation period:
    Band 1                                                       24,114.922          23.32            562,360
    Band 2                                                      583,730.685          22.89         13,361,595
    Band 3                                                        9,154.495          22.15            202,772
    Band 4                                                      288,001.815          22.36          6,439,721
    Band 5                                                      288,977.564          22.26          6,432,641
    Band 6                                                    5,259,347.829          22.02        115,810,839
    Band 7                                                    3,776,333.921          21.95         82,890,530
    Band 8                                                    3,416,000.324          21.75         74,298,007
    Band 9                                                      975,307.278          21.64         21,105,649
    Band 10                                                   1,153,663.407          21.54         24,849,910
    Band 11                                                   4,377,953.771          21.44         93,863,329
    Band 12                                                   1,057,927.231          21.34         22,576,167
    Band 13                                                   2,586,393.026          21.24         54,934,988
    Band 14                                                   3,633,580.719          21.04         76,450,538
    Band 15                                                       2,196.211          20.94             45,989
    Band 16                                                      80,454.311          20.75          1,669,427
    Band 17                                                     527,276.404          20.65         10,888,258

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Mid-Cap Growth (Service Class)
    (continued)
    Band 18                                                    83,428.207         $ 20.55        $ 1,714,450
    Band 19                                                   153,095.775           20.36          3,117,030
    Band 20                                                   821,081.229           21.14         17,357,657
    Band 21                                                   164,911.533           20.85          3,438,405
    Band 22                                                     2,253.420           22.36             50,386
    Band 23                                                    19,131.647           22.02            421,279
    Band 24                                                        52.657           23.98              1,263
    Band 25                                                    85,630.292           23.11          1,978,916
                                                       -------------------                 ------------------
                                                           29,372,844.322                      $ 634,527,243
                                                       ===================                 ==================
ING MFS(R) Mid-Cap Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    150,862.997         $ 13.39        $ 2,020,056
    Band 7                                                      6,841.632           13.38             91,541
    Band 8                                                        675.744           13.36              9,028
    Band 10                                                    30,839.553           13.34            411,400
    Band 11                                                     1,365.357           13.33             18,200
    Band 12                                                   132,880.685           13.32          1,769,971
    Band 20                                                   398,656.670           13.31          5,306,120
                                                       -------------------                 ------------------
                                                              722,122.638                        $ 9,626,316
                                                       ===================                 ==================
ING MFS(R) Research (Service Class)
Contracts in accumulation period:
    Band 1                                                      4,195.183         $ 19.66           $ 82,477
    Band 2                                                    131,156.986           19.29          2,530,018
    Band 3                                                     10,445.264           18.67            195,013
    Band 4                                                    349,602.864           18.85          6,590,014
    Band 5                                                    183,827.819           18.76          3,448,610
    Band 6                                                  5,400,160.744           18.60        100,442,990
    Band 7                                                  2,782,103.594           18.50         51,468,916
    Band 8                                                  4,358,135.928           18.33         79,884,632
    Band 9                                                    726,673.466           18.24         13,254,524
    Band 10                                                   933,001.015           18.16         16,943,298
    Band 11                                                 5,236,618.377           18.07         94,625,694
    Band 12                                                   941,140.362           17.99         16,931,115
    Band 13                                                 2,135,320.839           17.91         38,243,596
    Band 14                                                 2,339,603.896           17.74         41,504,573
    Band 15                                                    12,027.645           17.65            212,288
    Band 16                                                    51,557.715           17.49            901,744
    Band 17                                                   360,252.995           17.41          6,272,005
    Band 18                                                    60,269.726           17.32          1,043,872
    Band 19                                                   108,670.551           17.16          1,864,787
    Band 20                                                   600,565.765           17.82         10,702,082
    Band 21                                                   159,402.159           17.57          2,800,696
    Band 22                                                     1,443.461           18.85             27,209
    Band 23                                                    25,280.133           18.60            470,210
    Band 25                                                    73,031.577           19.48          1,422,655

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Research (Service Class)
    Band 26                                                    18,072.908         $ 19.38          $ 350,253
    Band 27                                                     7,463.487           18.85            140,687
    Band 28                                                     7,496.346           18.59            139,357
    Band 29                                                    54,727.064           18.50          1,012,451
    Band 30                                                    37,705.894           17.99            678,329
    Band 31                                                    19,120.878           17.73            339,013
    Band 32                                                     7,553.893           17.26            130,380
    Band 33                                                     1,554.732           16.94             26,337
    Band 34                                                    21,457.513           16.70            358,340
                                                       -------------------                 ------------------
                                                           27,159,640.779                      $ 495,038,165
                                                       ===================                 ==================
ING MFS(R) Research (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     20,423.167         $ 11.92          $ 243,444
    Band 7                                                      2,013.897           11.91             23,986
    Band 10                                                     3,880.538           11.88             46,101
    Band 12                                                    37,952.155           11.86            450,113
    Band 20                                                   100,300.881           11.84          1,187,562
                                                       -------------------                 ------------------
                                                              164,570.638                        $ 1,951,206
                                                       ===================                 ==================
ING MFS(R) Total Return (Service Class)
Contracts in accumulation period:
    Band 1                                                      4,923.343         $ 23.41          $ 115,255
    Band 2                                                    160,507.275           22.98          3,688,457
    Band 3                                                      5,225.289           22.24            116,210
    Band 4                                                    532,865.173           22.45         11,962,823
    Band 5                                                    472,863.609           22.34         10,563,773
    Band 6                                                  9,169,678.516           22.14        203,016,682
    Band 7                                                  6,329,199.518           22.03        139,432,265
    Band 8                                                  5,459,084.420           21.83        119,171,813
    Band 9                                                    932,449.941           21.73         20,262,137
    Band 10                                                 2,396,434.770           21.62         51,810,920
    Band 11                                                 8,577,563.892           21.52        184,589,175
    Band 12                                                 2,736,457.499           21.42         58,614,920
    Band 13                                                 4,841,190.366           21.32        103,214,179
    Band 14                                                 5,601,226.219           21.12        118,297,898
    Band 15                                                    50,139.947           21.02          1,053,942
    Band 16                                                   156,989.404           20.83          3,270,089
    Band 17                                                 1,101,311.238           20.73         22,830,182
    Band 18                                                   244,840.344           20.63          5,051,056
    Band 19                                                   365,772.615           20.44          7,476,392
    Band 20                                                 1,739,275.860           21.22         36,907,434
    Band 21                                                   512,064.285           20.93         10,717,505
    Band 22                                                     3,008.539           22.45             67,542
    Band 23                                                    28,541.470           22.14            631,908
    Band 24                                                       243.729           24.07              5,867
    Band 25                                                   118,902.463           23.19          2,757,348

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units           Unit Value      Extended Value
-------------------------------------------------------  -------------------  -------------- -------------------
ING MFS(R) Total Return (Service Class) (continued)
    Band 26                                                     208,038.658         $ 23.08         $ 4,801,532
    Band 27                                                      99,063.272           22.45           2,223,970
    Band 28                                                      17,473.235           22.13             386,683
    Band 29                                                     316,012.543           22.03           6,961,756
    Band 30                                                     218,258.904           21.42           4,675,106
    Band 31                                                      84,972.202           21.12           1,794,613
    Band 32                                                      99,827.872           20.55           2,051,463
    Band 33                                                      31,971.348           20.17             644,862
    Band 34                                                      38,233.087           19.89             760,456
    Band 35                                                      66,352.404           23.52           1,560,609
    Band 36                                                         231.236           23.09               5,339
    Band 37                                                       3,199.994           22.77              72,864
    Band 38                                                      60,822.620           10.92             664,183
    Band 39                                                      12,607.484           10.91             137,548
    Band 40                                                       2,756.634           10.90              30,047
    Band 41                                                       7,524.075           10.67              80,282
    Band 42                                                         576.866           10.66               6,149
    Band 43                                                      13,639.898           10.66             145,401
                                                         -------------------                 -------------------
                                                             52,822,322.056                     $ 1,142,628,635
                                                         ===================                 ===================
ING MFS(R) Total Return (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      291,540.628         $ 11.53         $ 3,361,463
    Band 7                                                       81,142.335           11.52             934,760
    Band 8                                                       14,110.300           11.51             162,410
    Band 10                                                     112,169.731           11.49           1,288,830
    Band 11                                                      16,674.700           11.48             191,426
    Band 12                                                     262,128.497           11.47           3,006,614
    Band 20                                                     638,182.425           11.46           7,313,571
                                                         -------------------                 -------------------
                                                              1,415,948.616                        $ 16,259,074
                                                         ===================                 ===================
ING PIMCO Core Bond (Service Class)
Contracts in accumulation period:
    Band 1                                                          355.811         $ 13.88             $ 4,939
    Band 2                                                       88,413.140           13.62           1,204,187
    Band 3                                                        4,443.633           13.18              58,567
    Band 4                                                      151,608.550           13.31           2,017,910
    Band 5                                                      374,197.121           13.25           4,958,112
    Band 6                                                    5,300,341.694           13.12          69,540,483
    Band 7                                                    5,813,246.423           13.06          75,920,998
    Band 8                                                    1,936,849.121           12.94          25,062,828
    Band 9                                                      642,676.727           12.88           8,277,676
    Band 10                                                   2,698,621.318           12.82          34,596,325
    Band 11                                                   4,594,825.220           12.76          58,629,970
    Band 12                                                   1,826,461.298           12.70          23,196,058
    Band 13                                                   4,187,287.965           12.64          52,927,320
    Band 14                                                   5,691,679.648           12.52          71,259,829

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value     Extended Value
------------------------------------------------------   ------------------  -------------- ------------------
ING PIMCO Core Bond (Service Class) (continued)
    Band 15                                                    103,986.953         $ 12.46        $ 1,295,677
    Band 16                                                    151,479.733           12.35          1,870,775
    Band 17                                                  1,257,766.011           12.29         15,457,944
    Band 18                                                    276,507.637           12.23          3,381,688
    Band 19                                                    413,995.198           12.11          5,013,482
    Band 20                                                  1,759,463.621           12.58         22,134,052
    Band 21                                                    685,840.908           12.40          8,504,427
    Band 25                                                     83,008.881           13.75          1,141,372
    Band 26                                                    363,092.654           13.68          4,967,108
    Band 27                                                    184,492.488           13.31          2,455,595
    Band 28                                                     69,572.902           13.12            912,796
    Band 29                                                    601,805.708           13.06          7,859,583
    Band 30                                                    418,199.140           12.70          5,311,129
    Band 31                                                    133,052.220           12.52          1,665,814
    Band 32                                                    142,024.891           12.18          1,729,863
    Band 33                                                     61,035.526           11.96            729,985
    Band 34                                                    120,494.718           11.79          1,420,633
    Band 35                                                     22,525.885           13.94            314,011
    Band 36                                                      4,579.292           13.68             62,645
    Band 39                                                      3,244.193           10.27             33,318
    Band 41                                                     12,364.104           10.26            126,856
    Band 42                                                      1,759.601           10.26             18,054
    Band 43                                                      4,246.204           10.25             43,524
                                                         ------------------                 ------------------
                                                            40,185,546.137                      $ 514,105,533
                                                         ==================                 ==================
ING PIMCO Core Bond (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     295,463.137         $ 10.57        $ 3,123,045
    Band 7                                                      52,328.492           10.56            552,589
    Band 8                                                         933.695           10.55              9,850
    Band 10                                                     80,576.576           10.53            848,471
    Band 11                                                      3,795.557           10.53             39,967
    Band 12                                                    449,659.701           10.52          4,730,420
    Band 20                                                    689,813.912           10.50          7,243,046
                                                         ------------------                 ------------------
                                                             1,572,571.070                       $ 16,547,388
                                                         ==================                 ==================
ING Salomon Brothers All Cap (Service Class)
Contracts in accumulation period:
    Band 2                                                      55,087.085         $ 11.89          $ 654,985
    Band 3                                                       1,189.380           11.73             13,951
    Band 4                                                     154,102.989           11.78          1,815,333
    Band 5                                                     435,599.574           11.75          5,118,295
    Band 6                                                   4,509,280.851           11.71         52,803,679
    Band 7                                                   5,817,481.921           11.68         67,948,189
    Band 8                                                   1,646,964.648           11.64         19,170,669
    Band 9                                                     920,674.056           11.61         10,689,026
    Band 10                                                  2,190,114.811           11.59         25,383,431

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Salomon Brothers All Cap (Service Class)
    (continued)
    Band 11                                                 3,873,359.392         $ 11.57       $ 44,814,768
    Band 12                                                 1,788,094.472           11.54         20,634,610
    Band 13                                                 4,017,738.462           11.52         46,284,347
    Band 14                                                 6,915,012.795           11.47         79,315,197
    Band 15                                                    16,669.058           11.45            190,861
    Band 16                                                   204,499.474           11.41          2,333,339
    Band 17                                                 1,444,838.655           11.38         16,442,264
    Band 18                                                   155,281.417           11.36          1,763,997
    Band 19                                                   453,453.338           11.32          5,133,092
    Band 20                                                 1,254,826.819           11.50         14,430,508
    Band 21                                                   403,321.338           11.43          4,609,963
    Band 25                                                    81,938.512           11.94            978,346
    Band 26                                                     5,375.484           11.17             60,044
    Band 27                                                     3,289.583           11.15             36,679
    Band 28                                                     1,536.823           11.15             17,136
    Band 29                                                    17,529.796           11.15            195,457
    Band 30                                                    23,075.287           11.14            257,059
    Band 31                                                    31,514.077           11.13            350,752
    Band 32                                                     5,199.089           11.12             57,814
    Band 33                                                     1,313.247           11.11             14,590
    Band 34                                                     1,722.298           11.11             19,135
    Band 41                                                     1,451.629           11.14             16,171
    Band 43                                                       760.114           11.12              8,452
                                                       -------------------                 ------------------
                                                           36,432,296.474                      $ 421,562,139
                                                       ===================                 ==================
ING Salomon Brothers All Cap (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     97,126.612         $ 13.04        $ 1,266,531
    Band 7                                                      3,485.254           13.03             45,413
    Band 10                                                    37,941.758           13.00            493,243
    Band 11                                                     2,125.747           12.99             27,613
    Band 12                                                    99,621.513           12.98          1,293,087
    Band 20                                                   231,383.423           12.96          2,998,729
                                                       -------------------                 ------------------
                                                              471,684.307                        $ 6,124,616
                                                       ===================                 ==================
ING Salomon Brothers Investors (Service Class)
Contracts in accumulation period:
    Band 2                                                      6,731.001         $ 10.61           $ 71,416
    Band 3                                                      1,831.313           10.47             19,174
    Band 4                                                     30,612.707           10.51            321,740
    Band 5                                                    229,199.620           10.49          2,404,304
    Band 6                                                  1,526,538.498           10.45         15,952,327
    Band 7                                                  2,052,076.504           10.42         21,382,637
    Band 8                                                    565,048.228           10.38          5,865,201
    Band 9                                                    292,658.937           10.36          3,031,947
    Band 10                                                 1,081,823.946           10.34         11,186,060
    Band 11                                                 1,438,353.754           10.32         14,843,811

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                              Units           Unit Value     Extended Value
-----------------------------------------------------------  ------------------- --------------- -----------------
ING Salomon Brothers Investors (Service Class)
    (continued)
    Band 12                                                         670,124.126         $ 10.30       $ 6,902,279
    Band 13                                                       1,251,944.412           10.28        12,869,989
    Band 14                                                       2,432,122.256           10.24        24,904,932
    Band 15                                                           6,273.965           10.22            64,120
    Band 16                                                          46,269.899           10.18           471,028
    Band 17                                                         474,812.466           10.16         4,824,095
    Band 18                                                          46,479.523           10.14           471,302
    Band 19                                                         226,875.329           10.10         2,291,441
    Band 20                                                         521,864.659           10.26         5,354,331
    Band 21                                                         200,600.561           10.20         2,046,126
    Band 25                                                          59,643.502           10.65           635,203
    Band 26                                                           3,928.793           11.13            43,727
    Band 29                                                           8,574.500           11.11            95,263
    Band 30                                                           5,270.650           11.10            58,504
    Band 31                                                           1,115.550           11.09            12,371
    Band 32                                                           2,650.175           11.08            29,364
    Band 41                                                           1,472.850           11.10            16,349
                                                             -------------------                 -----------------
                                                                 13,184,897.724                     $ 136,169,041
                                                             ===================                 =================
ING Salomon Brothers Investors (Advisor Class)
Contracts in accumulation period:
    Band 6                                                           14,636.661         $ 12.61         $ 184,568
    Band 7                                                              673.770           12.61             8,496
    Band 10                                                          11,083.785           12.57           139,323
    Band 12                                                           9,030.087           12.55           113,328
    Band 20                                                          45,348.880           12.54           568,675
                                                             -------------------                 -----------------
                                                                     80,773.183                       $ 1,014,390
                                                             ===================                 =================
ING T. Rowe Price Capital Appreciation (Service Class)
Currently payable annuity contracts:
    Band 1                                                              299.576         $ 37.73          $ 11,303
    Band 2                                                           15,272.792           36.61           559,137
Contracts in accumulation period:
    Band 1                                                           39,467.370           37.73         1,489,104
    Band 2                                                          955,310.348           36.61        34,973,912
    Band 3                                                           19,381.379           34.73           673,115
    Band 4                                                          385,165.668           35.31        13,600,200
    Band 5                                                          334,523.422           35.00        11,708,320
    Band 6                                                        6,071,997.442           34.52       209,605,352
    Band 7                                                        5,743,180.850           34.21       196,474,217
    Band 8                                                        3,717,807.461           33.75       125,476,002
    Band 9                                                          662,357.870           33.45        22,155,871
    Band 10                                                       1,938,760.406           33.19        64,347,458
    Band 11                                                       5,299,315.016           32.94       174,559,437
    Band 12                                                       2,065,649.096           32.69        67,526,069
    Band 13                                                       4,498,233.874           32.45       145,967,689
    Band 14                                                       5,130,779.670           31.96       163,979,718

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                    Division/Contract                              Units           Unit Value      Extended Value
-----------------------------------------------------------  -------------------  -------------- -------------------
ING T. Rowe Price Capital Appreciation (Service Class)
    (continued)
    Band 15                                                          16,339.256         $ 31.72           $ 518,281
    Band 16                                                         163,215.122           31.24           5,098,840
    Band 17                                                         998,381.235           31.00          30,949,818
    Band 18                                                         261,019.278           30.76           8,028,953
    Band 19                                                         322,552.465           30.30           9,773,340
    Band 20                                                       1,921,554.605           32.20          61,874,058
    Band 21                                                         415,984.259           31.47          13,091,025
    Band 25                                                          93,939.230           37.17           3,491,721
                                                             -------------------                 -------------------
                                                                 41,070,487.690                     $ 1,365,932,940
                                                             ===================                 ===================
ING T. Rowe Price Capital Appreciation (Advisor Class)
Contracts in accumulation period:
    Band 6                                                          261,452.013         $ 12.33         $ 3,223,703
    Band 7                                                              918.084           12.32              11,311
    Band 10                                                          63,625.291           12.29             781,955
    Band 11                                                           5,308.384           12.28              65,187
    Band 12                                                         511,448.878           12.27           6,275,478
    Band 20                                                         803,419.270           12.26           9,849,920
                                                             -------------------                 -------------------
                                                                  1,646,171.920                        $ 20,207,554
                                                             ===================                 ===================
ING T. Rowe Price Equity Income (Service Class)
Currently payable annuity contracts:
    Band 1                                                              637.534         $ 27.59            $ 17,590
    Band 2                                                           20,499.959           26.77             548,784
Contracts in accumulation period:
    Band 1                                                          105,492.663           27.59           2,910,542
    Band 2                                                        1,778,558.657           26.77          47,612,015
    Band 3                                                           27,394.545           25.39             695,548
    Band 4                                                          202,280.612           25.82           5,222,885
    Band 5                                                          247,853.042           25.59           6,342,559
    Band 6                                                        3,283,741.121           25.24          82,881,626
    Band 7                                                        3,297,899.665           25.02          82,513,450
    Band 8                                                        2,135,369.224           24.68          52,700,912
    Band 9                                                          372,503.837           24.46           9,111,444
    Band 10                                                       1,543,749.106           24.27          37,466,791
    Band 11                                                       3,460,523.283           24.09          83,364,006
    Band 12                                                       1,278,746.532           23.91          30,574,830
    Band 13                                                       2,387,634.961           23.73          56,658,578
    Band 14                                                       3,453,723.983           23.37          80,713,529
    Band 15                                                           3,252.879           23.19              75,434
    Band 16                                                          94,964.731           22.84           2,168,994
    Band 17                                                         860,124.691           22.67          19,499,027
    Band 18                                                         138,972.740           22.50           3,126,887
    Band 19                                                         199,468.046           22.16           4,420,212
    Band 20                                                       1,089,873.819           23.55          25,666,528
    Band 21                                                         336,482.622           23.02           7,745,830
    Band 24                                                             875.252           28.87              25,269
    Band 25                                                          70,274.064           27.18           1,910,049
                                                             -------------------                 -------------------
                                                                 26,390,897.568                       $ 643,973,319
                                                             ===================                 ===================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING T. Rowe Price Equity Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                    170,838.793         $ 12.12        $ 2,070,566
    Band 8                                                        638.354           12.10              7,724
    Band 10                                                    80,596.716           12.08            973,608
    Band 11                                                    15,526.382           12.07            187,403
    Band 12                                                   208,905.331           12.07          2,521,487
    Band 20                                                   419,878.778           12.05          5,059,539
                                                       -------------------                 ------------------
                                                              896,384.354                       $ 10,820,327
                                                       ===================                 ==================
ING UBS U.S. Balanced (Service Class)
Contracts in accumulation period:
    Band 2                                                     19,418.215          $ 8.56          $ 166,220
    Band 4                                                     36,073.593            8.49            306,265
    Band 5                                                     75,420.397            8.48            639,565
    Band 6                                                    870,956.832            8.45          7,359,585
    Band 7                                                  1,411,580.029            8.44         11,913,735
    Band 8                                                    284,097.833            8.41          2,389,263
    Band 9                                                    190,068.560            8.40          1,596,576
    Band 10                                                   434,716.461            8.38          3,642,924
    Band 11                                                   699,233.355            8.37          5,852,583
    Band 12                                                   529,915.740            8.35          4,424,796
    Band 13                                                 1,112,007.575            8.34          9,274,143
    Band 14                                                 1,599,133.419            8.31         13,288,799
    Band 16                                                    40,434.869            8.27            334,396
    Band 17                                                   294,926.596            8.26          2,436,094
    Band 18                                                    49,854.470            8.24            410,801
    Band 19                                                    84,959.144            8.22            698,364
    Band 20                                                   314,295.597            8.33          2,618,082
    Band 21                                                   138,004.836            8.29          1,144,060
    Band 25                                                    21,013.896            8.59            180,509
                                                       -------------------                 ------------------
                                                            8,206,111.417                       $ 68,676,760
                                                       ===================                 ==================
ING UBS U.S. Balanced (Advisor Class)
Contracts in accumulation period:
    Band 6                                                     25,905.066         $ 11.37          $ 294,541
    Band 8                                                     16,683.142           11.36            189,520
    Band 10                                                     1,354.158           11.35             15,370
    Band 11                                                    11,180.942           11.34            126,792
    Band 12                                                     6,652.773           11.34             75,442
    Band 20                                                    23,107.219           11.33            261,805
                                                       -------------------                 ------------------
                                                               84,883.300                          $ 963,470
                                                       ===================                 ==================
ING Van Kampen Equity Growth (Service Class)
Contracts in accumulation period:
    Band 2                                                      8,199.792          $ 9.60           $ 78,718
    Band 3                                                      3,340.664            9.54             31,870
    Band 4                                                      3,797.513            9.56             36,304

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                            Units          Unit Value     Extended Value
------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Equity Growth (Service Class)
    (continued)
    Band 5                                                      29,136.485          $ 9.55          $ 278,253
    Band 6                                                     349,932.652            9.54          3,338,358
    Band 7                                                     566,447.758            9.53          5,398,247
    Band 8                                                     122,975.284            9.51          1,169,495
    Band 9                                                      47,310.608            9.50            449,451
    Band 10                                                    186,267.820            9.50          1,769,544
    Band 11                                                    279,599.490            9.49          2,653,399
    Band 12                                                    230,006.004            9.48          2,180,457
    Band 13                                                    423,090.583            9.47          4,006,668
    Band 14                                                    455,787.310            9.46          4,311,748
    Band 15                                                      1,569.520            9.45             14,832
    Band 16                                                      5,114.852            9.43             48,233
    Band 17                                                    138,420.470            9.42          1,303,921
    Band 18                                                     11,021.468            9.42            103,822
    Band 19                                                     38,292.684            9.40            359,951
    Band 20                                                    173,317.670            9.46          1,639,585
    Band 21                                                     69,963.356            9.44            660,454
    Band 25                                                      2,087.670            9.62             20,083
                                                         ------------------                 ------------------
                                                             3,145,679.653                       $ 29,853,393
                                                         ==================                 ==================
ING Van Kampen Equity Growth (Advisor Class)
Contracts in accumulation period:
    Band 6                                                      75,033.905         $ 11.75          $ 881,648
    Band 8                                                         423.090           11.73              4,963
    Band 10                                                     43,598.263           11.71            510,536
    Band 11                                                      1,030.046           11.70             12,052
    Band 12                                                     67,591.567           11.70            790,821
    Band 20                                                    317,595.075           11.68          3,709,510
                                                         ------------------                 ------------------
                                                               505,271.946                        $ 5,909,530
                                                         ==================                 ==================
ING Van Kampen Global Franchise (Service Class)
Contracts in accumulation period:
    Band 1                                                         595.835         $ 11.12            $ 6,626
    Band 2                                                       1,338.768           11.09             14,847
    Band 4                                                       7,436.678           11.04             82,101
    Band 5                                                      48,477.330           11.03            534,705
    Band 6                                                     758,774.048           11.01          8,354,102
    Band 7                                                     885,642.925           11.00          9,742,072
    Band 8                                                     189,265.613           10.98          2,078,136
    Band 9                                                      55,092.384           10.97            604,363
    Band 10                                                    441,247.035           10.97          4,840,480
    Band 11                                                    396,477.240           10.96          4,345,391
    Band 12                                                    242,169.478           10.95          2,651,756
    Band 13                                                    565,301.831           10.94          6,184,402
    Band 14                                                    898,110.290           10.92          9,807,364
    Band 15                                                      4,279.501           10.91             46,689
    Band 16                                                     14,218.047           10.89            154,835

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                             Units          Unit Value     Extended Value
--------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Global Franchise (Service Class)
    (continued)
    Band 17                                                      200,135.249         $ 10.88        $ 2,177,472
    Band 18                                                       18,944.794           10.87            205,930
    Band 19                                                      104,915.850           10.85          1,138,337
    Band 20                                                      360,519.247           10.93          3,940,475
    Band 21                                                       92,037.930           10.90          1,003,213
    Band 25                                                       10,213.007           11.11            113,467
                                                           ------------------                 ------------------
                                                               5,295,193.080                       $ 58,026,763
                                                           ==================                 ==================
ING Van Kampen Global Franchise (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       315,603.821         $ 11.82        $ 3,730,437
    Band 7                                                         4,167.287           11.81             49,216
    Band 8                                                           471.518           11.80              5,564
    Band 10                                                       90,627.100           11.78          1,067,587
    Band 11                                                        8,423.022           11.77             99,139
    Band 12                                                      256,082.045           11.77          3,014,086
    Band 20                                                      556,766.660           11.75          6,542,008
                                                           ------------------                 ------------------
                                                               1,232,141.453                       $ 14,508,037
                                                           ==================                 ==================
ING Van Kampen Growth and Income (Service Class)
Currently payable annuity contracts:
    Band 1                                                           306.212         $ 24.37            $ 7,462
    Band 2                                                         4,489.398           23.87            107,162
Contracts in accumulation period:
    Band 1                                                         9,547.725           24.37            232,678
    Band 2                                                       975,926.868           23.87         23,295,374
    Band 3                                                        37,833.964           23.02            870,938
    Band 4                                                       662,030.250           23.29         15,418,685
    Band 5                                                       233,668.197           23.15          5,409,419
    Band 6                                                     5,707,684.458           22.94        130,934,281
    Band 7                                                     2,615,475.143           22.79         59,606,679
    Band 8                                                     6,186,430.645           22.59        139,751,468
    Band 9                                                       456,690.159           22.44         10,248,127
    Band 10                                                    1,070,652.941           22.32         23,896,974
    Band 11                                                    6,539,927.506           22.21        145,251,790
    Band 12                                                      842,518.972           22.09         18,611,244
    Band 13                                                    2,020,012.181           21.98         44,399,868
    Band 14                                                    2,428,851.870           21.75         52,827,528
    Band 15                                                        2,912.826           21.63             63,004
    Band 16                                                       52,462.033           21.41          1,123,212
    Band 17                                                      424,242.467           21.30          9,036,365
    Band 18                                                       93,569.006           21.19          1,982,727
    Band 19                                                      120,772.450           20.97          2,532,598
    Band 20                                                      619,369.129           21.86         13,539,409
    Band 21                                                      233,333.900           21.52          5,021,346
    Band 24                                                           48.633           25.14              1,223
    Band 25                                                       51,534.201           24.12          1,243,005
                                                           ------------------                 ------------------
                                                              31,390,291.134                      $ 705,412,566
                                                           ==================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                             Units          Unit Value     Extended Value
--------------------------------------------------------   ------------------  -------------- ------------------
ING Van Kampen Growth and Income (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       395,947.902         $ 12.33        $ 4,882,038
    Band 7                                                        10,884.327           12.32            134,095
    Band 8                                                           606.599           12.30              7,461
    Band 10                                                       80,613.916           12.29            990,745
    Band 11                                                        5,873.667           12.28             72,129
    Band 12                                                      455,683.553           12.27          5,591,237
    Band 20                                                    1,010,894.454           12.25         12,383,457
                                                           ------------------                 ------------------
                                                               1,960,504.418                       $ 24,061,162
                                                           ==================                 ==================
ING Van Kampen Real Estate (Service Class)
Currently payable annuity contracts:
    Band 2                                                         2,202.851         $ 40.42           $ 89,039
Contracts in accumulation period:
    Band 1                                                        11,373.349           41.65            473,700
    Band 2                                                       237,418.101           40.42          9,596,440
    Band 3                                                         3,216.218           38.33            123,278
    Band 4                                                        89,474.827           38.97          3,486,834
    Band 5                                                        83,292.947           38.63          3,217,607
    Band 6                                                     1,388,196.264           38.11         52,904,160
    Band 7                                                     1,439,332.079           37.77         54,363,573
    Band 8                                                       740,624.440           37.25         27,588,260
    Band 9                                                       168,123.074           36.92          6,207,104
    Band 10                                                      395,687.378           36.64         14,497,986
    Band 11                                                    1,057,431.626           36.36         38,448,214
    Band 12                                                      398,419.309           36.09         14,378,953
    Band 13                                                      933,789.819           35.82         33,448,351
    Band 14                                                    1,166,069.626           35.28         41,138,936
    Band 15                                                        1,916.570           35.01             67,099
    Band 16                                                       40,492.584           34.48          1,396,184
    Band 17                                                      182,706.935           34.22          6,252,231
    Band 18                                                       34,933.632           33.96          1,186,346
    Band 19                                                       88,514.107           33.44          2,959,912
    Band 20                                                      462,356.093           35.55         16,436,759
    Band 21                                                       58,411.800           34.74          2,029,226
    Band 24                                                           73.307           43.58              3,195
    Band 25                                                       15,508.418           41.04            636,465
                                                           ------------------                 ------------------
                                                               8,999,565.354                      $ 330,929,852
                                                           ==================                 ==================
ING Van Kampen Real Estate (Advisor Class)
Contracts in accumulation period:
    Band 6                                                       100,982.121         $ 13.03        $ 1,315,797
    Band 7                                                         9,624.021           13.03            125,401
    Band 8                                                           103.812           13.01              1,351
    Band 10                                                       21,398.766           12.99            277,970
    Band 11                                                        1,999.995           12.98             25,960
    Band 12                                                       96,185.676           12.97          1,247,528
    Band 20                                                      250,986.083           12.96          3,252,780
                                                           ------------------                 ------------------
                                                                 481,280.474                        $ 6,246,787
                                                           ==================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Alger Aggressive Growth
Contracts in accumulation period:
    Band 35                                                    32,473.033          $ 9.85          $ 319,859
    Band 36                                                     1,720.680            9.81             16,880
    Band 37                                                       439.360            9.78              4,297
    Band 38                                                    17,687.873           12.04            212,962
    Band 40                                                       225.306           12.02              2,708
                                                       -------------------                 ------------------
                                                               52,546.252                          $ 556,706
                                                       ===================                 ==================
ING Alger Growth
Contracts in accumulation period:
    Band 35                                                    12,632.668          $ 8.74          $ 110,410
    Band 38                                                     2,727.469           11.67             31,830
                                                       -------------------                 ------------------
                                                               15,360.137                          $ 142,240
                                                       ===================                 ==================
ING American Century Small Cap Value
Contracts in accumulation period:
    Band 35                                                    11,451.377         $ 10.91          $ 124,935
    Band 36                                                       864.257           10.87              9,394
    Band 38                                                     1,838.821           11.83             21,753
    Band 39                                                       494.580           11.82              5,846
                                                       -------------------                 ------------------
                                                               14,649.035                          $ 161,928
                                                       ===================                 ==================
ING Baron Small Cap Growth
Contracts in accumulation period:
    Band 35                                                    53,076.221         $ 11.54          $ 612,500
    Band 36                                                    12,488.360           11.51            143,741
    Band 37                                                       500.512           11.48              5,746
    Band 38                                                    15,935.593           11.49            183,100
    Band 39                                                     6,976.950           11.48             80,095
    Band 40                                                       238.520           11.48              2,738
                                                       -------------------                 ------------------
                                                               89,216.156                        $ 1,027,920
                                                       ===================                 ==================
ING JPMorgan Fleming International
Contracts in accumulation period:
    Band 4                                                        332.039         $ 11.88            $ 3,945
    Band 5                                                      5,700.502           11.88             67,722
    Band 6                                                     75,921.700           11.87            901,191
    Band 7                                                     63,194.042           11.87            750,113
    Band 8                                                     11,752.929           11.87            139,507
    Band 9                                                      7,836.535           11.87             93,020
    Band 10                                                    56,919.099           11.86            675,061
    Band 11                                                    32,413.717           11.86            384,427
    Band 12                                                    21,504.406           11.86            255,042
    Band 13                                                    80,497.006           11.86            954,694
    Band 14                                                    85,474.640           11.85          1,012,874
    Band 15                                                     8,655.374           11.85            102,566
    Band 16                                                     3,444.061           11.85             40,812

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING JPMorgan Fleming International (continued)
    Band 17                                                    22,489.212         $ 11.85          $ 266,497
    Band 18                                                       325.968           11.84              3,859
    Band 19                                                    35,164.472           11.84            416,347
    Band 20                                                    58,637.751           11.86            695,444
    Band 21                                                    13,820.993           11.85            163,779
    Band 26                                                    14,886.284           11.89            176,998
    Band 27                                                        22.823           11.88                271
    Band 29                                                    14,760.927           11.87            175,212
    Band 30                                                     4,253.916           11.86             50,451
    Band 31                                                    18,821.706           11.85            223,037
    Band 32                                                     4,218.068           11.84             49,942
    Band 33                                                     4,637.378           11.83             54,860
    Band 34                                                     3,658.856           11.83             43,284
    Band 35                                                    21,669.455           10.46            226,663
    Band 36                                                       707.559           10.42              7,373
    Band 38                                                     6,943.293           12.24             84,986
                                                       -------------------                 ------------------
                                                              678,664.711                        $ 8,019,977
                                                       ===================                 ==================
ING JPMorgan Mid Cap Value
Contracts in accumulation period:
    Band 4                                                      1,196.777         $ 10.99           $ 13,153
    Band 9                                                     19,125.860           11.71            223,964
    Band 13                                                    11,472.604           11.67            133,885
    Band 15                                                    37,877.284           11.64            440,892
    Band 26                                                    48,704.169           11.84            576,657
    Band 27                                                    24,324.910           11.78            286,547
    Band 28                                                     4,934.658           11.75             57,982
    Band 29                                                   108,852.703           11.74          1,277,931
    Band 30                                                    64,770.418           11.68            756,518
    Band 31                                                    82,437.201           11.65            960,393
    Band 32                                                    34,572.554           11.59            400,696
    Band 33                                                    29,210.435           11.55            337,381
    Band 34                                                    38,561.767           11.52            444,232
    Band 35                                                    13,543.221           11.88            160,893
    Band 36                                                     1,977.398           11.84             23,412
    Band 38                                                     1,330.848           11.44             15,225
    Band 39                                                     2,830.298           11.43             32,350
    Band 41                                                       290.811           10.97              3,190
    Band 43                                                       493.927           10.95              5,409
                                                       -------------------                 ------------------
                                                              526,507.843                        $ 6,150,710
                                                       ===================                 ==================
ING MFS(R) Capital Opportunities (Initial Class)
Contracts in accumulation period:
    Band 4                                                      2,192.243         $ 10.73           $ 23,523
    Band 9                                                     19,794.105            7.71            152,613
    Band 13                                                    18,605.108            7.67            142,701
    Band 15                                                    25,223.963            7.64            192,711

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING MFS(R) Capital Opportunities (Initial Class)
    (continued)
    Band 26                                                    40,717.366          $ 7.83          $ 318,817
    Band 27                                                    27,741.824            7.78            215,831
    Band 28                                                    16,464.929            7.75            127,603
    Band 29                                                    82,473.322            7.74            638,344
    Band 30                                                    45,229.330            7.68            347,361
    Band 31                                                    57,505.036            7.65            439,914
    Band 32                                                    32,730.098            7.59            248,421
    Band 33                                                    10,558.559            7.56             79,823
    Band 34                                                     8,193.794            7.53             61,699
    Band 41                                                     1,814.889           10.71             19,437
                                                       -------------------                 ------------------
                                                              389,244.566                        $ 3,008,798
                                                       ===================                 ==================
ING MFS(R) Capital Opportunities (Service Class)
Contracts in accumulation period:
    Band 35                                                    35,845.772          $ 8.69          $ 311,500
    Band 38                                                     7,006.084           11.29             79,099
                                                       -------------------                 ------------------
                                                               42,851.856                          $ 390,599
                                                       ===================                 ==================
ING MFS(R) Global Growth
Contracts in accumulation period:
    Band 9                                                      9,449.741         $ 10.77          $ 101,774
    Band 13                                                     1,218.695           10.73             13,077
    Band 15                                                       678.047           10.70              7,255
    Band 26                                                    28,048.722           10.89            305,451
    Band 27                                                    15,200.868           10.83            164,625
    Band 28                                                     2,345.341           10.80             25,330
    Band 29                                                    30,149.209           10.79            325,310
    Band 30                                                    16,831.002           10.74            180,765
    Band 31                                                    16,759.743           10.71            179,497
    Band 32                                                     8,222.724           10.66             87,654
    Band 33                                                     8,847.693           10.62             93,963
    Band 34                                                     2,158.087           10.60             22,876
    Band 35                                                     3,128.061           10.92             34,158
    Band 36                                                     1,761.405           10.89             19,182
    Band 39                                                     2,102.402           11.89             24,998
                                                       -------------------                 ------------------
                                                              146,901.740                        $ 1,585,915
                                                       ===================                 ==================
ING MFS(R) Research Equity
Contracts in accumulation period:
    Band 35                                                     7,244.971          $ 9.08           $ 65,784
    Band 37                                                     2,041.391            9.02             18,413
    Band 38                                                       376.278           11.25              4,233
    Band 40                                                       730.798           11.23              8,207
                                                       -------------------                 ------------------
                                                               10,393.438                           $ 96,637
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING OpCap Balanced Value
Contracts in accumulation period:
    Band 35                                                    36,432.370         $ 10.08          $ 367,238
    Band 38                                                     1,063.351           11.28             11,995
    Band 39                                                     2,526.673           11.27             28,476
                                                       -------------------                 ------------------
                                                               40,022.394                          $ 407,709
                                                       ===================                 ==================
ING PIMCO Total Return
Contracts in accumulation period:
    Band 35                                                   131,991.443         $ 11.11        $ 1,466,425
    Band 36                                                     3,443.409           11.07             38,119
    Band 37                                                     1,150.566           11.04             12,702
    Band 38                                                     8,451.141           10.23             86,455
    Band 39                                                    28,461.298           10.22            290,874
    Band 40                                                     2,303.295           10.21             23,517
                                                       -------------------                 ------------------
                                                              175,801.152                        $ 1,918,092
                                                       ===================                 ==================
ING Salomon Brothers Aggressive Growth
Contracts in accumulation period:
    Band 2                                                      1,174.990         $ 10.83           $ 12,725
    Band 4                                                      1,411.288           10.82             15,270
    Band 5                                                      8,542.667           10.82             92,432
    Band 6                                                    100,971.470           10.82          1,092,511
    Band 7                                                    174,679.678           10.81          1,888,287
    Band 8                                                     16,859.606           10.81            182,252
    Band 9                                                     10,182.408           10.81            110,072
    Band 10                                                    94,035.935           10.81          1,016,528
    Band 11                                                    96,652.904           10.80          1,043,851
    Band 12                                                    45,661.802           10.80            493,147
    Band 13                                                   147,756.704           10.80          1,595,772
    Band 14                                                   290,892.127           10.80          3,141,635
    Band 15                                                     5,104.678           10.79             55,079
    Band 16                                                     1,222.547           10.79             13,191
    Band 17                                                   109,745.462           10.79          1,184,154
    Band 18                                                     5,179.363           10.79             55,885
    Band 19                                                    18,267.584           10.78            196,925
    Band 20                                                    95,577.544           10.80          1,032,237
    Band 21                                                     7,732.941           10.79             83,438
    Band 26                                                       856.200           10.83              9,273
    Band 27                                                     4,646.802           10.82             50,278
    Band 29                                                    17,348.734           10.81            187,540
    Band 30                                                     5,309.474           10.80             57,342
    Band 31                                                       296.881           10.80              3,206
    Band 32                                                     9,088.421           10.79             98,064
    Band 33                                                     3,896.228           10.78             42,001
    Band 34                                                    11,598.037           10.77            124,911
    Band 41                                                       249.257           10.80              2,692
                                                       -------------------                 ------------------
                                                            1,284,941.732                       $ 13,880,698
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Salomon Brothers Fundamental Value
Contracts in accumulation period:
    Band 35                                                    44,075.147         $ 10.35          $ 456,178
    Band 36                                                       124.312           10.31              1,282
    Band 38                                                    11,590.501           11.85            137,347
    Band 40                                                       474.840           11.84              5,622
                                                       -------------------                 ------------------
                                                               56,264.800                          $ 600,429
                                                       ===================                 ==================
ING Salomon Brothers Investors Value
Contracts in accumulation period:
    Band 35                                                    32,121.941          $ 9.92          $ 318,650
    Band 37                                                     1,096.632            9.85             10,802
    Band 38                                                     2,219.589           11.62             25,792
    Band 39                                                       613.570           11.61              7,124
                                                       -------------------                 ------------------
                                                               36,051.732                          $ 362,368
                                                       ===================                 ==================
ING T. Rowe Price Growth Equity
Contracts in accumulation period:
    Band 35                                                   173,019.006          $ 9.75        $ 1,686,935
    Band 36                                                    20,177.812            9.71            195,927
    Band 37                                                     1,595.364            9.68             15,443
    Band 38                                                    23,820.839           11.51            274,178
    Band 39                                                    10,629.925           11.50            122,244
                                                       -------------------                 ------------------
                                                              229,242.946                        $ 2,294,727
                                                       ===================                 ==================
ING UBS Tactical Asset Allocation
Contracts in accumulation period:
    Band 35                                                     7,594.110          $ 9.50           $ 72,144
    Band 38                                                       758.436           11.48              8,707
    Band 40                                                       732.158           11.46              8,391
                                                       -------------------                 ------------------
                                                                9,084.704                           $ 89,242
                                                       ===================                 ==================
ING Van Kampen Comstock
Contracts in accumulation period:
    Band 4                                                      2,114.507         $ 11.10           $ 23,471
    Band 6                                                    529,612.798           10.61          5,619,192
    Band 7                                                     24,037.533           10.60            254,798
    Band 9                                                     43,374.669           10.58            458,904
    Band 10                                                   130,443.061           10.57          1,378,783
    Band 11                                                     8,548.697           10.56             90,274
    Band 12                                                   516,050.320           10.55          5,444,331
    Band 13                                                    19,928.733           10.54            210,049
    Band 15                                                    33,230.631           10.51            349,254
    Band 20                                                 1,575,806.365           10.53         16,593,241
    Band 26                                                    76,872.836           10.69            821,771
    Band 27                                                    60,550.929           10.64            644,262
    Band 28                                                     6,130.318           10.61             65,043
    Band 29                                                   104,171.408           10.60          1,104,217

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING Van Kampen Comstock (continued)
    Band 30                                                    73,478.728         $ 10.55          $ 775,201
    Band 31                                                    54,491.493           10.52            573,251
    Band 32                                                    34,041.118           10.47            356,411
    Band 33                                                    17,940.911           10.43            187,124
    Band 34                                                    49,362.809           10.41            513,867
    Band 35                                                    89,527.023           10.73            960,625
    Band 36                                                     7,936.984           10.69             84,846
    Band 38                                                    68,494.944           11.58            793,171
    Band 39                                                    24,259.044           11.57            280,677
    Band 41                                                       396.262           11.08              4,391
                                                       -------------------                 ------------------
                                                            3,550,802.121                       $ 37,587,154
                                                       ===================                 ==================
ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
    Band 6                                                    145,532.393         $ 10.25        $ 1,491,707
    Band 7                                                     24,801.793           10.25            254,218
    Band 9                                                  2,023,884.155           10.24         20,724,574
    Band 10                                                    56,854.261           10.24            582,188
    Band 12                                                    34,785.136           10.23            355,852
    Band 13                                                   588,193.560           10.23          6,017,220
    Band 14                                                    22,657.826           10.23            231,790
    Band 15                                                   569,199.159           10.22          5,817,215
    Band 17                                                    17,037.367           10.21            173,952
    Band 20                                                   104,082.184           10.23          1,064,761
    Band 26                                                 1,905,767.783           10.28         19,591,293
    Band 27                                                   638,397.526           10.26          6,549,959
    Band 28                                                   245,214.304           10.25          2,513,447
    Band 29                                                 6,149,688.510           10.25         63,034,307
    Band 30                                                 2,434,353.625           10.23         24,903,438
    Band 31                                                 2,255,488.657           10.22         23,051,094
    Band 32                                                 2,373,173.261           10.21         24,230,099
    Band 33                                                   725,301.980           10.20          7,398,080
    Band 34                                                   772,157.924           10.19          7,868,289
    Band 35                                                   433,744.773           10.29          4,463,234
    Band 36                                                    31,548.309           10.28            324,317
    Band 38                                                     5,138.559           10.29             52,876
    Band 39                                                    13,751.743           10.28            141,368
                                                       -------------------                 ------------------
                                                           21,570,754.788                      $ 220,835,278
                                                       ===================                 ==================
ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
    Band 5                                                      2,698.513         $ 10.04           $ 27,093
    Band 6                                                    186,570.428           10.03          1,871,301
    Band 9                                                  1,906,764.350           10.03         19,124,846
    Band 10                                                    25,108.969           10.03            251,843
    Band 12                                                    49,223.805           10.02            493,223
    Band 13                                                   495,513.426           10.02          4,965,045

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                           Units           Unit Value     Extended Value
------------------------------------------------------  ------------------- --------------- -----------------
ING GET U.S. Core Portfolio - Series 2 (continued)
    Band 14                                                     21,685.492         $ 10.02         $ 217,289
    Band 15                                                    267,014.166           10.02         2,675,482
    Band 20                                                     20,080.259           10.02           201,204
    Band 26                                                  1,884,156.355           10.05        18,935,771
    Band 27                                                    452,547.195           10.04         4,543,574
    Band 28                                                    227,087.468           10.03         2,277,687
    Band 29                                                  4,356,517.351           10.03        43,695,869
    Band 30                                                  2,223,171.584           10.02        22,276,179
    Band 31                                                  1,452,294.756           10.02        14,551,993
    Band 32                                                  1,441,340.114           10.01        14,427,815
    Band 33                                                    949,211.384           10.00         9,492,114
    Band 34                                                    562,754.191           10.00         5,627,542
    Band 35                                                     73,611.621           10.05           739,797
    Band 38                                                     94,526.640           10.05           949,993
                                                        -------------------                 -----------------
                                                            16,691,878.067                     $ 167,345,660
                                                        ===================                 =================
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
    Band 6                                                         199.898         $ 10.00           $ 1,999
    Band 9                                                      99,988.806           10.00           999,888
    Band 13                                                     35,583.916           10.00           355,839
    Band 14                                                     13,426.869            9.99           134,134
    Band 15                                                      2,301.612            9.99            22,993
    Band 26                                                     68,047.721           10.00           680,477
    Band 27                                                     11,853.934           10.00           118,539
    Band 28                                                      8,096.482           10.00            80,965
    Band 29                                                    244,152.847           10.00         2,441,528
    Band 30                                                     35,820.613           10.00           358,206
    Band 31                                                    100,544.182            9.99         1,004,436
    Band 32                                                    163,623.087            9.99         1,634,595
    Band 33                                                      7,853.374            9.99            78,455
    Band 34                                                     72,917.931            9.99           728,450
    Band 38                                                     32,537.372           10.00           325,374
                                                        -------------------                 -----------------
                                                               896,948.644                       $ 8,965,878
                                                        ===================                 =================
ING VIT Worldwide Growth
Contracts in accumulation period:
    Band 2                                                       4,652.127          $ 6.73          $ 31,309
    Band 4                                                      12,256.009            6.67            81,748
    Band 5                                                      90,863.607            6.65           604,243
    Band 6                                                     794,098.666            6.63         5,264,874
    Band 7                                                   1,254,634.665            6.62         8,305,681
    Band 8                                                     116,479.234            6.59           767,598
    Band 9                                                     123,770.602            6.58           814,411
    Band 10                                                    424,273.105            6.57         2,787,474
    Band 11                                                    450,251.860            6.56         2,953,652
    Band 12                                                    546,670.112            6.54         3,575,223

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VIT Worldwide Growth (continued)
    Band 13                                                   910,435.618          $ 6.53        $ 5,945,145
    Band 14                                                 1,486,059.220            6.51          9,674,246
    Band 15                                                     3,246.636            6.50             21,103
    Band 16                                                    72,812.299            6.47            471,096
    Band 17                                                   252,106.302            6.46          1,628,607
    Band 18                                                    61,655.665            6.45            397,679
    Band 19                                                   101,857.494            6.42            653,925
    Band 20                                                   619,542.538            6.52          4,039,417
    Band 21                                                   113,211.560            6.48            733,611
    Band 25                                                    30,258.085            6.75            204,242
    Band 26                                                    33,614.392            6.74            226,561
    Band 27                                                    23,178.675            6.67            154,602
    Band 28                                                     3,475.864            6.63             23,045
    Band 29                                                    49,216.088            6.62            325,811
    Band 30                                                    25,053.220            6.54            163,848
    Band 31                                                    20,659.676            6.51            134,494
    Band 32                                                     8,684.757            6.44             55,930
    Band 33                                                    42,473.177            6.39            271,404
    Band 34                                                     2,903.037            6.35             18,434
                                                       -------------------                 ------------------
                                                            7,678,394.290                       $ 50,329,413
                                                       ===================                 ==================
ING VP Balanced
Contracts in accumulation period:
    Band 35                                                    71,913.958         $ 11.34          $ 815,504
    Band 37                                                     1,273.477           11.31             14,403
    Band 38                                                    33,288.584           11.05            367,839
    Band 39                                                     3,013.984           11.04             33,274
                                                       -------------------                 ------------------
                                                              109,490.003                        $ 1,231,020
                                                       ===================                 ==================
ING VP Bond
Contracts in accumulation period:
    Band 1                                                      7,632.652         $ 11.24           $ 85,791
    Band 2                                                     17,047.269           11.20            190,929
    Band 3                                                        439.925           11.14              4,901
    Band 4                                                     15,515.819           11.16            173,157
    Band 5                                                     53,210.053           11.15            593,292
    Band 6                                                  1,026,869.086           11.13         11,429,053
    Band 7                                                    897,486.059           11.12          9,980,045
    Band 8                                                    314,718.145           11.10          3,493,371
    Band 9                                                     76,854.916           11.09            852,321
    Band 10                                                   337,030.597           11.08          3,734,299
    Band 11                                                   587,972.634           11.07          6,508,857
    Band 12                                                   277,417.361           11.06          3,068,236
    Band 13                                                   785,878.502           11.05          8,683,957
    Band 14                                                   889,844.118           11.04          9,823,879
    Band 16                                                    61,347.706           11.01            675,438
    Band 17                                                   182,944.928           11.00          2,012,394

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Bond (continued)
    Band 18                                                    29,781.181         $ 10.99          $ 327,295
    Band 19                                                    49,929.119           10.97            547,722
    Band 20                                                   650,221.783           11.04          7,178,448
    Band 21                                                    49,551.135           11.02            546,054
    Band 25                                                    11,009.256           11.22            123,524
    Band 35                                                   113,933.269           11.25          1,281,749
    Band 36                                                     3,638.443           11.21             40,787
    Band 38                                                    12,126.778           10.36            125,633
    Band 40                                                     1,523.227           10.34             15,750
                                                       -------------------                 ------------------
                                                            6,453,923.961                       $ 71,496,882
                                                       ===================                 ==================
ING VP Growth
Contracts in accumulation period:
    Band 35                                                    23,794.529          $ 8.96          $ 213,199
    Band 37                                                     6,225.801            8.90             55,410
    Band 38                                                     1,579.589           11.49             18,149
    Band 40                                                       475.027           11.47              5,449
                                                       -------------------                 ------------------
                                                               32,074.946                          $ 292,207
                                                       ===================                 ==================
ING VP Index Plus LargeCap
Contracts in accumulation period:
    Band 2                                                      6,544.445          $ 9.07           $ 59,358
    Band 4                                                     33,240.498            9.01            299,497
    Band 5                                                     67,278.993            9.00            605,511
    Band 6                                                    452,480.772            8.98          4,063,277
    Band 7                                                    805,872.915            8.97          7,228,680
    Band 8                                                     65,973.217            8.94            589,801
    Band 9                                                     68,649.065            8.93            613,036
    Band 10                                                   392,887.868            8.92          3,504,560
    Band 11                                                   295,431.116            8.91          2,632,291
    Band 12                                                   156,052.383            8.90          1,388,866
    Band 13                                                   335,685.424            8.89          2,984,243
    Band 14                                                   894,271.308            8.87          7,932,187
    Band 15                                                    71,551.570            8.86            633,947
    Band 16                                                     9,729.787            8.83             85,914
    Band 17                                                   241,627.466            8.82          2,131,154
    Band 18                                                    27,483.905            8.81            242,133
    Band 19                                                   129,805.639            8.79          1,140,992
    Band 20                                                   454,341.917            8.88          4,034,556
    Band 21                                                    73,288.634            8.84            647,872
    Band 26                                                   302,563.368            9.08          2,747,275
    Band 27                                                    75,057.456            9.01            676,268
    Band 28                                                    42,291.918            8.98            379,781
    Band 29                                                   433,236.245            8.97          3,886,129
    Band 30                                                   116,154.838            8.90          1,033,778
    Band 31                                                    63,391.034            8.87            562,278

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Index Plus LargeCap (continued)
    Band 32                                                    44,012.564          $ 8.80          $ 387,311
    Band 33                                                    40,925.946            8.76            358,511
    Band 34                                                    45,881.863            8.72            400,090
    Band 35                                                   714,142.640            9.13          6,520,122
    Band 36                                                    31,451.292            9.08            285,578
    Band 37                                                    10,669.559            9.05             96,560
    Band 38                                                    82,959.543           11.48            952,376
    Band 39                                                    39,178.033           11.47            449,372
    Band 40                                                       486.538           11.47              5,581
    Band 41                                                     3,497.520           10.99             38,438
    Band 42                                                     3,298.306           10.98             36,215
    Band 43                                                     5,848.705           10.98             64,219
                                                       -------------------                 ------------------
                                                            6,637,244.290                       $ 59,697,757
                                                       ===================                 ==================
ING VP Index Plus MidCap
Contracts in accumulation period:
    Band 4                                                      1,794.621         $ 11.05           $ 19,831
    Band 7                                                      1,026.406           11.13             11,424
    Band 9                                                    139,797.631           11.09          1,550,356
    Band 13                                                    25,110.809           11.03            276,972
    Band 15                                                    47,579.160           10.99            522,895
    Band 26                                                   280,175.490           11.27          3,157,578
    Band 27                                                   109,452.776           11.18          1,223,682
    Band 28                                                    33,406.513           11.14            372,149
    Band 29                                                   316,191.360           11.13          3,519,210
    Band 30                                                   188,213.825           11.04          2,077,881
    Band 31                                                   113,912.228           11.00          1,253,035
    Band 32                                                    58,660.616           10.92            640,574
    Band 33                                                    45,984.065           10.87            499,847
    Band 34                                                    67,787.748           10.83            734,141
    Band 35                                                   258,277.906           11.32          2,923,706
    Band 36                                                    32,538.909           11.27            366,714
    Band 37                                                     1,567.700           11.23             17,605
    Band 38                                                    34,454.003           11.87            408,969
    Band 39                                                    13,061.649           11.86            154,911
    Band 40                                                     2,057.348           11.86             24,400
    Band 41                                                     1,468.837           11.03             16,201
    Band 42                                                     4,978.038           11.02             54,858
    Band 43                                                     6,185.476           11.02             68,164
                                                       -------------------                 ------------------
                                                            1,783,683.114                       $ 19,895,103
                                                       ===================                 ==================
ING VP Index Plus SmallCap
Contracts in accumulation period:
    Band 4                                                      4,431.267         $ 11.06           $ 49,010
    Band 7                                                      1,336.904           11.53             15,415

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Index Plus SmallCap (continued)
    Band 9                                                    139,268.587         $ 11.48        $ 1,598,803
    Band 13                                                    56,252.168           11.43            642,962
    Band 15                                                    32,978.808           11.38            375,299
    Band 26                                                   208,711.104           11.67          2,435,659
    Band 27                                                   103,839.776           11.58          1,202,465
    Band 28                                                    23,183.739           11.54            267,540
    Band 29                                                   253,989.531           11.53          2,928,499
    Band 30                                                   127,538.806           11.44          1,459,044
    Band 31                                                   101,972.241           11.40          1,162,484
    Band 32                                                    69,979.624           11.31            791,470
    Band 33                                                    77,682.791           11.26            874,708
    Band 34                                                    51,075.454           11.22            573,067
    Band 35                                                   128,984.883           11.73          1,512,993
    Band 36                                                     3,910.606           11.67             45,637
    Band 37                                                       541.510           11.63              6,298
    Band 38                                                    23,837.571           11.99            285,812
    Band 39                                                       396.400           11.98              4,749
    Band 41                                                       724.745           11.04              8,001
    Band 42                                                     4,609.882           11.03             50,847
    Band 43                                                     4,711.984           11.03             51,973
                                                       -------------------                 ------------------
                                                            1,419,958.381                       $ 16,342,735
                                                       ===================                 ==================
ING VP International Equity
Contracts in accumulation period:
    Band 35                                                     8,857.850          $ 9.52           $ 84,327
    Band 38                                                     9,234.012           12.19            112,563
                                                       -------------------                 ------------------
                                                               18,091.862                          $ 196,890
                                                       ===================                 ==================
ING VP Small Company
Contracts in accumulation period:
    Band 35                                                    52,291.336         $ 10.33          $ 540,170
    Band 36                                                     4,206.807           10.29             43,288
    Band 37                                                     3,101.003           10.26             31,816
    Band 38                                                    11,107.884           11.84            131,517
    Band 39                                                    10,451.985           11.83            123,647
    Band 40                                                       460.371           11.83              5,446
                                                       -------------------                 ------------------
                                                               81,619.386                          $ 875,884
                                                       ===================                 ==================
ING VP Value Opportunity
Contracts in accumulation period:
    Band 9                                                     10,996.653          $ 8.01           $ 88,083
    Band 13                                                     4,692.797            7.97             37,402
    Band 15                                                     4,823.559            7.94             38,299
    Band 26                                                    53,319.166            8.14            434,018

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Value Opportunity (continued)
    Band 27                                                    16,703.022          $ 8.08          $ 134,960
    Band 28                                                     9,651.348            8.05             77,693
    Band 29                                                    64,239.028            8.04            516,482
    Band 30                                                    34,458.303            7.98            274,977
    Band 31                                                    13,515.662            7.95            107,450
    Band 32                                                    21,398.980            7.89            168,838
    Band 33                                                     1,525.435            7.85             11,975
    Band 34                                                    17,301.616            7.82            135,299
    Band 35                                                    29,876.504            8.18            244,390
    Band 36                                                       157.530            8.14              1,282
                                                       -------------------                 ------------------
                                                              282,659.603                        $ 2,271,148
                                                       ===================                 ==================
ING VP Convertible
Contracts in accumulation period:
    Band 9                                                     18,144.678         $ 12.01          $ 217,918
    Band 13                                                     3,859.590           11.95             46,122
    Band 15                                                     8,981.459           11.90            106,879
    Band 26                                                    90,070.672           12.21          1,099,763
    Band 27                                                    32,053.061           12.11            388,163
    Band 28                                                     3,957.934           12.07             47,772
    Band 29                                                    66,419.278           12.05            800,352
    Band 30                                                    65,753.302           11.96            786,409
    Band 31                                                     6,963.867           11.92             83,009
    Band 32                                                    16,708.413           11.83            197,661
    Band 33                                                     6,970.002           11.77             82,037
    Band 34                                                     5,450.835           11.73             63,938
    Band 43                                                       485.162           11.24              5,453
                                                       -------------------                 ------------------
                                                              325,818.253                        $ 3,925,476
                                                       ===================                 ==================
ING VP Growth and Income
Contracts in accumulation period:
    Band 35                                                   124,019.146         $ 12.14        $ 1,505,592
    Band 38                                                    11,076.465           11.55            127,933
    Band 39                                                     7,750.586           11.54             89,442
                                                       -------------------                 ------------------
                                                              142,846.197                        $ 1,722,967
                                                       ===================                 ==================
ING VP Growth Opportunities
Contracts in accumulation period:
    Band 4                                                      3,991.265          $ 6.90           $ 27,540
    Band 5                                                     29,307.139            6.89            201,926
    Band 6                                                    351,903.919            6.87          2,417,580
    Band 7                                                    696,848.254            6.86          4,780,379
    Band 8                                                    119,046.080            6.84            814,275
    Band 9                                                     53,290.272            6.83            363,973

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP Growth Opportunities (continued)
    Band 10                                                   240,861.697          $ 6.82        $ 1,642,677
    Band 11                                                   283,852.699            6.82          1,935,875
    Band 12                                                   230,737.482            6.81          1,571,322
    Band 13                                                   400,547.755            6.80          2,723,725
    Band 14                                                   677,924.212            6.78          4,596,326
    Band 16                                                    14,496.481            6.75             97,851
    Band 17                                                   137,234.263            6.74            924,959
    Band 18                                                    22,603.834            6.73            152,124
    Band 19                                                   100,540.079            6.71            674,624
    Band 20                                                   392,295.786            6.79          2,663,688
    Band 21                                                    50,836.456            6.76            343,654
    Band 25                                                     8,490.211            6.96             59,092
    Band 35                                                     5,353.657            6.99             37,422
    Band 38                                                     1,999.416           11.64             23,273
                                                       -------------------                 ------------------
                                                            3,822,160.957                       $ 26,052,285
                                                       ===================                 ==================
ING VP International Value
Contracts in accumulation period:
    Band 35                                                    38,095.675         $ 10.91          $ 415,624
    Band 36                                                     1,153.919           10.86             12,532
    Band 38                                                     8,311.062           12.05            100,148
    Band 39                                                       460.173           12.04              5,540
                                                       -------------------                 ------------------
                                                               48,020.829                          $ 533,844
                                                       ===================                 ==================
ING VP LargeCap Growth
Contracts in accumulation period:
    Band 9                                                      5,005.291          $ 8.05           $ 40,293
    Band 13                                                       380.502            8.01              3,048
    Band 15                                                    12,568.332            7.98            100,295
    Band 26                                                    69,776.794            8.18            570,774
    Band 27                                                    35,014.135            8.12            284,315
    Band 28                                                     6,658.887            8.09             53,870
    Band 29                                                    54,784.445            8.08            442,658
    Band 30                                                    27,054.485            8.02            216,977
    Band 31                                                    18,214.912            7.99            145,537
    Band 32                                                     6,163.808            7.93             48,879
    Band 33                                                     2,317.658            7.89             18,286
    Band 34                                                     2,007.414            7.86             15,778
                                                       -------------------                 ------------------
                                                              239,946.663                        $ 1,940,710
                                                       ===================                 ==================
ING VP MagnaCap
Contracts in accumulation period:
    Band 2                                                      6,982.276          $ 9.25           $ 64,586
    Band 4                                                     10,579.487            9.19             97,225

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP MagnaCap (continued)
    Band 5                                                     17,330.670          $ 9.18          $ 159,096
    Band 6                                                    317,550.339            9.15          2,905,586
    Band 7                                                    558,846.608            9.14          5,107,858
    Band 8                                                     47,645.687            9.11            434,052
    Band 9                                                     56,264.669            9.10            512,008
    Band 10                                                   219,722.426            9.09          1,997,277
    Band 11                                                   202,659.013            9.08          1,840,144
    Band 12                                                   147,080.743            9.06          1,332,552
    Band 13                                                   304,573.329            9.05          2,756,389
    Band 14                                                   401,696.689            9.03          3,627,321
    Band 15                                                    16,408.736            9.02            148,007
    Band 16                                                    13,070.667            8.99            117,505
    Band 17                                                    60,420.883            8.98            542,580
    Band 18                                                    12,011.862            8.97            107,746
    Band 19                                                    14,129.602            8.94            126,319
    Band 20                                                   190,775.553            9.04          1,724,611
    Band 21                                                    34,265.728            9.00            308,392
    Band 25                                                     5,393.117            9.28             50,048
    Band 26                                                    63,558.494            9.26            588,552
    Band 27                                                    44,437.286            9.19            408,379
    Band 28                                                    20,286.404            9.15            185,621
    Band 29                                                    88,989.709            9.14            813,366
    Band 30                                                    51,779.883            9.06            469,126
    Band 31                                                    22,875.737            9.03            206,568
    Band 32                                                    28,446.812            8.96            254,883
    Band 33                                                    65,246.205            8.91            581,344
    Band 34                                                     9,902.574            8.87             87,836
                                                       -------------------                 ------------------
                                                            3,032,931.188                       $ 27,554,977
                                                       ===================                 ==================
ING VP MidCap Opportunities
Contracts in accumulation period:
    Band 35                                                    28,402.219          $ 9.82          $ 278,910
    Band 38                                                       120.854           11.66              1,409
                                                       -------------------                 ------------------
                                                               28,523.073                          $ 280,319
                                                       ===================                 ==================
ING VP SmallCap Opportunities
Contracts in accumulation period:
    Band 2                                                     12,185.182          $ 6.37           $ 77,620
    Band 4                                                     21,971.008            6.33            139,076
    Band 5                                                    172,366.635            6.32          1,089,357
    Band 6                                                  1,851,940.815            6.31         11,685,747
    Band 7                                                  2,408,687.469            6.30         15,174,731
    Band 8                                                    269,276.668            6.28          1,691,057
    Band 9                                                    106,296.463            6.27            666,479
    Band 10                                                   951,109.004            6.26          5,953,942

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ING VP SmallCap Opportunities (continued)
    Band 11                                                   948,468.014          $ 6.25        $ 5,927,925
    Band 12                                                   952,612.914            6.25          5,953,831
    Band 13                                                 1,478,756.194            6.24          9,227,439
    Band 14                                                 2,876,834.531            6.22         17,893,911
    Band 15                                                     5,697.083            6.21             35,379
    Band 16                                                    66,684.488            6.19            412,777
    Band 17                                                   521,035.369            6.19          3,225,209
    Band 18                                                    55,730.142            6.18            344,412
    Band 19                                                   198,038.983            6.16          1,219,920
    Band 20                                                 1,204,049.954            6.23          7,501,231
    Band 21                                                   249,210.106            6.20          1,545,103
    Band 25                                                    67,189.898            6.39            429,343
    Band 35                                                    19,260.743            6.42            123,654
    Band 38                                                    12,567.121           12.02            151,057
                                                       -------------------                 ------------------
                                                           14,449,968.784                       $ 90,469,200
                                                       ===================                 ==================
AIM V.I. Capital Appreciation
Contracts in accumulation period:
    Band 35                                                     6,076.282          $ 9.49           $ 57,664
    Band 36                                                       694.513            9.45              6,563
    Band 37                                                       699.950            9.42              6,594
    Band 38                                                       503.543           11.56              5,821
                                                       -------------------                 ------------------
                                                                7,974.288                           $ 76,642
                                                       ===================                 ==================
AIM V.I. Core Equity
Contracts in accumulation period:
    Band 35                                                    16,052.414         $ 10.17          $ 163,253
    Band 38                                                       998.215           11.36             11,340
                                                       -------------------                 ------------------
                                                               17,050.629                          $ 174,593
                                                       ===================                 ==================
AIM V.I. Dent Demographic Trends
Contracts in accumulation period:
    Band 2                                                     15,347.872         $ 10.03          $ 153,939
    Band 4                                                     12,370.086            9.97            123,330
    Band 5                                                     59,090.235            9.96            588,539
    Band 6                                                    755,320.121            9.94          7,507,882
    Band 7                                                    955,638.070            9.93          9,489,486
    Band 8                                                    178,911.005            9.91          1,773,008
    Band 9                                                     74,555.752            9.90            738,102
    Band 10                                                   343,647.308            9.89          3,398,672
    Band 11                                                   496,352.989            9.87          4,899,004
    Band 12                                                   315,345.878            9.86          3,109,310
    Band 13                                                   574,799.476            9.85          5,661,775
    Band 14                                                   995,736.968            9.83          9,788,094

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AIM V.I. Dent Demographic Trends (continued)
    Band 15                                                    19,071.801          $ 9.82          $ 187,285
    Band 16                                                    29,802.021            9.80            292,060
    Band 17                                                   194,283.350            9.79          1,902,034
    Band 18                                                    17,992.865            9.77            175,790
    Band 19                                                   122,172.211            9.75          1,191,179
    Band 20                                                   488,691.873            9.84          4,808,728
    Band 21                                                    84,410.573            9.81            828,068
    Band 25                                                     2,308.837           10.05             23,204
    Band 26                                                    22,075.396           10.04            221,637
    Band 27                                                     2,840.972            9.97             28,324
    Band 28                                                     1,336.419            9.94             13,284
    Band 29                                                    53,899.916            9.93            535,226
    Band 30                                                    19,370.870            9.86            190,997
    Band 31                                                    30,225.045            9.83            297,112
    Band 32                                                    28,041.310            9.77            273,964
    Band 33                                                     5,592.180            9.72             54,356
    Band 34                                                     4,533.477            9.69             43,929
    Band 41                                                     1,700.459           10.73             18,246
                                                       -------------------                 ------------------
                                                            5,905,465.335                       $ 58,316,564
                                                       ===================                 ==================
AIM V.I. Growth
Contracts in accumulation period:
    Band 4                                                        953.995         $ 10.83           $ 10,332
    Band 9                                                      6,905.606            9.02             62,289
    Band 13                                                    13,259.967            8.98            119,075
    Band 15                                                     3,272.301            8.95             29,287
    Band 26                                                    39,641.330            9.15            362,718
    Band 27                                                    11,677.470            9.09            106,148
    Band 28                                                     5,800.281            9.06             52,551
    Band 29                                                   110,374.596            9.05            998,890
    Band 30                                                    38,328.542            8.99            344,574
    Band 31                                                    38,446.245            8.96            344,478
    Band 32                                                    21,116.335            8.90            187,935
    Band 33                                                     7,480.886            8.86             66,281
    Band 34                                                     4,320.090            8.83             38,146
    Band 41                                                       328.423           10.81              3,550
    Band 42                                                       295.051           10.81              3,190
                                                       -------------------                 ------------------
                                                              302,201.118                        $ 2,729,444
                                                       ===================                 ==================
AIM V.I. Premier Equity
Contracts in accumulation period:
    Band 35                                                     7,416.817          $ 8.47           $ 62,820
    Band 36                                                     5,604.006            8.43             47,242
    Band 38                                                     2,572.034           11.32             29,115
    Band 39                                                     3,049.487           11.31             34,490
                                                       -------------------                 ------------------
                                                               18,642.344                          $ 173,667
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AllianceBernstein Growth and Income
Contracts in accumulation period:
    Band 4                                                        950.520         $ 11.04           $ 10,494
    Band 9                                                     43,089.456            9.54            411,073
    Band 13                                                    21,386.500            9.49            202,958
    Band 15                                                    51,953.463            9.45            490,960
    Band 26                                                   180,355.332            9.69          1,747,643
    Band 27                                                   115,036.597            9.62          1,106,652
    Band 28                                                    52,833.627            9.58            506,146
    Band 29                                                   300,082.587            9.57          2,871,790
    Band 30                                                   184,160.996            9.50          1,749,529
    Band 31                                                   117,421.115            9.46          1,110,804
    Band 32                                                    52,809.941            9.40            496,413
    Band 33                                                    41,312.202            9.35            386,269
    Band 34                                                    42,847.817            9.31            398,913
    Band 43                                                       756.096           11.01              8,325
                                                       -------------------                 ------------------
                                                            1,204,996.249                       $ 11,497,969
                                                       ===================                 ==================
AllianceBernstein Premier Growth
Contracts in accumulation period:
    Band 4                                                        456.091         $ 10.58            $ 4,825
    Band 9                                                     23,739.820            7.89            187,307
    Band 13                                                    11,631.089            7.85             91,304
    Band 15                                                     2,870.687            7.82             22,449
    Band 26                                                    55,059.637            8.02            441,578
    Band 27                                                    92,962.914            7.96            739,985
    Band 28                                                    11,768.855            7.93             93,327
    Band 29                                                    65,124.468            7.92            515,786
    Band 30                                                    81,240.907            7.86            638,554
    Band 31                                                    60,539.637            7.83            474,025
    Band 32                                                    14,293.455            7.78            111,203
    Band 33                                                    22,309.966            7.74            172,679
    Band 34                                                     6,077.657            7.71             46,859
                                                       -------------------                 ------------------
                                                              448,075.183                        $ 3,539,881
                                                       ===================                 ==================
AllianceBernstein Value
Contracts in accumulation period:
    Band 4                                                      1,077.139         $ 11.21           $ 12,075
    Band 9                                                     19,096.912           10.84            207,011
    Band 13                                                     8,463.995           10.79             91,327
    Band 15                                                    26,194.284           10.75            281,589
    Band 26                                                    75,187.748           11.02            828,569
    Band 27                                                    59,885.610           10.94            655,149
    Band 28                                                    12,144.792           10.90            132,378
    Band 29                                                   151,387.106           10.88          1,647,092
    Band 30                                                   141,413.413           10.80          1,527,265

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
AllianceBernstein Value (continued)
    Band 31                                                    50,671.360         $ 10.76          $ 545,224
    Band 32                                                    16,641.641           10.68            177,733
    Band 33                                                    10,118.458           10.63            107,559
    Band 34                                                    25,366.222           10.59            268,628
    Band 41                                                     6,577.842           11.19             73,606
    Band 43                                                       495.140           11.18              5,536
                                                       -------------------                 ------------------
                                                              604,721.662                        $ 6,560,741
                                                       ===================                 ==================
Fidelity(R) VIP Contrafund(R)
Contracts in accumulation period:
    Band 4                                                      1,333.787         $ 11.01           $ 14,685
    Band 7                                                      2,054.359           10.92             22,434
    Band 9                                                     67,398.848           10.88            733,299
    Band 13                                                    45,391.307           10.83            491,588
    Band 15                                                    93,150.685           10.79          1,005,096
    Band 26                                                   286,989.095           11.06          3,174,099
    Band 27                                                   179,324.595           10.98          1,968,984
    Band 28                                                    24,048.790           10.93            262,853
    Band 29                                                   362,567.178           10.92          3,959,234
    Band 30                                                   203,416.553           10.84          2,205,035
    Band 31                                                    73,652.538           10.80            795,447
    Band 32                                                    67,994.458           10.72            728,901
    Band 33                                                    79,528.195           10.67            848,566
    Band 34                                                    63,101.378           10.63            670,768
    Band 35                                                   234,385.849           11.11          2,604,027
    Band 36                                                    40,201.134           11.06            444,625
    Band 37                                                     9,123.108           11.02            100,537
    Band 38                                                    56,253.727           11.62            653,668
    Band 39                                                    30,076.274           11.61            349,186
    Band 40                                                     4,896.894           11.60             56,804
    Band 41                                                     6,749.381           10.99             74,176
    Band 42                                                       563.840           10.98              6,191
    Band 43                                                    13,182.781           10.98            144,747
                                                       -------------------                 ------------------
                                                            1,945,384.754                       $ 21,314,950
                                                       ===================                 ==================
Fidelity(R) VIP Equity-Income
Contracts in accumulation period:
    Band 2                                                     25,119.917         $ 10.14          $ 254,716
    Band 3                                                      1,015.606           10.06             10,217
    Band 4                                                     33,628.091           10.08            338,971
    Band 5                                                    128,997.921           10.07          1,299,009
    Band 6                                                  2,246,269.907           10.04         22,552,550
    Band 7                                                  2,121,771.901           10.03         21,281,372
    Band 8                                                    591,446.665           10.01          5,920,381
    Band 9                                                    175,077.384            9.99          1,749,023

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Fidelity(R) VIP Equity-Income (continued)
    Band 10                                                   947,457.719          $ 9.98        $ 9,455,628
    Band 11                                                   881,407.742            9.97          8,787,635
    Band 12                                                   722,634.284            9.96          7,197,437
    Band 13                                                 1,180,858.201            9.94         11,737,731
    Band 14                                                 1,717,826.998            9.92         17,040,844
    Band 15                                                    55,379.402            9.91            548,810
    Band 16                                                    58,674.581            9.88            579,705
    Band 17                                                   440,726.131            9.87          4,349,967
    Band 18                                                   105,156.703            9.86          1,036,845
    Band 19                                                    90,840.960            9.83            892,967
    Band 20                                                 1,139,371.758            9.93         11,313,962
    Band 21                                                   221,381.201            9.89          2,189,460
    Band 25                                                    12,005.461           10.17            122,096
    Band 26                                                   301,688.927           10.16          3,065,160
    Band 27                                                   123,143.328           10.08          1,241,285
    Band 28                                                    28,783.708           10.04            288,988
    Band 29                                                   323,643.885           10.03          3,246,148
    Band 30                                                   258,519.187            9.96          2,574,851
    Band 31                                                    76,902.931            9.92            762,877
    Band 32                                                    47,674.823            9.85            469,597
    Band 33                                                    68,047.989            9.80            666,870
    Band 34                                                    32,068.074            9.76            312,984
    Band 35                                                   321,037.117           10.21          3,277,789
    Band 36                                                     6,929.059           10.16             70,399
    Band 37                                                     3,417.458           10.12             34,585
    Band 38                                                    33,633.393           11.73            394,520
    Band 39                                                       608.050           11.72              7,126
    Band 41                                                     6,786.730           11.23             76,215
    Band 42                                                     3,614.025           11.22             40,549
    Band 43                                                     7,694.076           11.21             86,251
                                                       -------------------                 ------------------
                                                           14,541,241.293                      $ 145,275,520
                                                       ===================                 ==================
Fidelity(R) VIP Growth
Contracts in accumulation period:
    Band 1                                                      2,400.459          $ 8.45           $ 20,284
    Band 2                                                      9,759.042            8.41             82,074
    Band 3                                                      1,626.444            8.34             13,565
    Band 4                                                     42,789.133            8.36            357,717
    Band 5                                                    100,959.243            8.35            843,010
    Band 6                                                  3,301,250.042            8.33         27,499,413
    Band 7                                                  3,494,948.105            8.32         29,077,968
    Band 8                                                    502,111.508            8.30          4,167,526
    Band 9                                                    161,544.552            8.29          1,339,204
    Band 10                                                 1,641,661.989            8.28         13,592,961
    Band 11                                                 1,487,202.805            8.27         12,299,167
    Band 12                                                   892,018.608            8.26          7,368,074

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------

Fidelity(R) VIP Growth (continued)
    Band 13                                                 2,329,442.351          $ 8.25       $ 19,217,899
    Band 14                                                 3,256,614.128            8.22         26,769,368
    Band 15                                                    63,606.967            8.21            522,213
    Band 16                                                    79,104.440            8.19            647,865
    Band 17                                                   875,428.052            8.18          7,161,001
    Band 18                                                   288,828.756            8.17          2,359,731
    Band 19                                                   193,182.193            8.15          1,574,435
    Band 20                                                 2,085,897.011            8.23         17,166,932
    Band 21                                                   376,537.796            8.20          3,087,610
    Band 25                                                    23,795.673            8.43            200,598
    Band 26                                                   250,993.102            8.42          2,113,362
    Band 27                                                    81,712.027            8.36            683,113
    Band 28                                                    25,594.687            8.33            213,204
    Band 29                                                   294,494.665            8.32          2,450,196
    Band 30                                                   114,854.474            8.26            948,698
    Band 31                                                   104,118.116            8.22            855,851
    Band 32                                                    40,959.382            8.16            334,229
    Band 33                                                    30,334.119            8.12            246,313
    Band 34                                                    17,372.450            8.09            140,543
    Band 35                                                   232,091.206            8.46          1,963,492
    Band 36                                                     4,544.306            8.42             38,263
    Band 37                                                     2,913.084            8.39             24,441
    Band 38                                                    20,788.783           11.65            242,189
    Band 39                                                     1,655.846           11.64             19,274
    Band 40                                                       467.672           11.63              5,439
    Band 41                                                     1,804.270           10.79             19,468
                                                       -------------------                 ------------------
                                                           22,435,407.486                      $ 185,666,690
                                                       ===================                 ==================
Fidelity(R) VIP Overseas
Contracts in accumulation period:
    Band 35                                                     6,204.290         $ 11.20           $ 69,488
    Band 38                                                    62,749.629           12.60            790,645
                                                       -------------------                 ------------------
                                                               68,953.919                          $ 860,133
                                                       ===================                 ==================
Franklin Small Cap Value Securities
Contracts in accumulation period:
    Band 35                                                    11,104.536         $ 11.79          $ 130,922
    Band 36                                                     8,954.730           11.74            105,129
                                                       -------------------                 ------------------
                                                               20,059.266                          $ 236,051
                                                       ===================                 ==================
Greenwich Appreciation
Contracts in accumulation period:
    Band 22                                                       405.442         $ 17.25            $ 6,994
    Band 23                                                    38,457.682           17.05            655,703
                                                       -------------------                 ------------------
                                                               38,863.124                          $ 662,697
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Financial Services
Contracts in accumulation period:
    Band 1                                                        532.381         $ 10.19            $ 5,425
    Band 2                                                      1,379.949           10.14             13,993
    Band 3                                                        645.849           10.05              6,491
    Band 4                                                      6,341.678           10.08             63,924
    Band 5                                                     21,189.705           10.07            213,380
    Band 6                                                    797,437.998           10.04          8,006,278
    Band 7                                                  1,269,116.418           10.03         12,729,238
    Band 8                                                    160,101.292           10.00          1,601,013
    Band 9                                                     45,809.587            9.99            457,638
    Band 10                                                   368,145.503            9.98          3,674,092
    Band 11                                                   377,242.406            9.97          3,761,107
    Band 12                                                   262,526.227            9.95          2,612,136
    Band 13                                                   612,566.243            9.94          6,088,908
    Band 14                                                 1,014,388.459            9.92         10,062,734
    Band 15                                                     6,890.120            9.90             68,212
    Band 16                                                    70,711.790            9.88            698,632
    Band 17                                                   141,129.875            9.87          1,392,952
    Band 18                                                    10,908.030            9.85            107,444
    Band 19                                                    45,304.867            9.83            445,347
    Band 20                                                   440,963.995            9.93          4,378,772
    Band 21                                                    89,689.727            9.89            887,031
    Band 25                                                     5,532.418           10.17             56,265
    Band 26                                                    46,102.372           10.15            467,939
    Band 27                                                    20,912.759           10.08            210,801
    Band 28                                                     5,768.807           10.04             57,919
    Band 29                                                    76,847.807           10.03            770,784
    Band 30                                                    38,847.716            9.95            386,535
    Band 31                                                    21,829.563            9.91            216,331
    Band 32                                                     4,814.020            9.84             47,370
    Band 33                                                     4,438.962            9.79             43,457
    Band 34                                                     3,162.912            9.76             30,870
    Band 41                                                       292.370           11.16              3,263
    Band 42                                                       500.683           11.15              5,583
    Band 43                                                     3,761.310           11.15             41,939
                                                       -------------------                 ------------------
                                                            5,975,833.798                       $ 59,613,803
                                                       ===================                 ==================
INVESCO VIF - Health Sciences
Contracts in accumulation period:
    Band 1                                                      9,636.449          $ 9.79           $ 94,341
    Band 2                                                      2,826.951            9.74             27,535
    Band 3                                                        517.129            9.65              4,990
    Band 4                                                     12,744.820            9.68            123,370
    Band 5                                                     51,678.769            9.67            499,734
    Band 6                                                  1,014,256.189            9.64          9,777,430
    Band 7                                                  1,782,226.825            9.63         17,162,844

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Health Sciences (continued)
    Band 8                                                    180,195.428          $ 9.60        $ 1,729,876
    Band 9                                                    105,120.046            9.59          1,008,101
    Band 10                                                   507,002.660            9.58          4,857,085
    Band 11                                                   703,868.759            9.57          6,736,024
    Band 12                                                   467,931.704            9.56          4,473,427
    Band 13                                                   833,580.074            9.54          7,952,354
    Band 14                                                 1,526,624.917            9.52         14,533,469
    Band 15                                                     9,821.914            9.51             93,406
    Band 16                                                    60,164.769            9.49            570,964
    Band 17                                                   322,399.454            9.47          3,053,123
    Band 18                                                    56,039.636            9.46            530,135
    Band 19                                                   113,659.323            9.44          1,072,944
    Band 20                                                   727,697.839            9.53          6,934,960
    Band 21                                                   159,877.412            9.50          1,518,835
    Band 25                                                    14,126.180            9.76            137,872
    Band 26                                                    64,630.061            9.75            630,143
    Band 27                                                    27,836.859            9.68            269,461
    Band 28                                                    12,135.808            9.64            116,989
    Band 29                                                    98,945.093            9.63            952,841
    Band 30                                                    59,240.107            9.56            566,335
    Band 31                                                    77,681.086            9.52            739,524
    Band 32                                                    24,345.990            9.45            230,070
    Band 33                                                    11,612.473            9.40            109,157
    Band 34                                                    15,838.871            9.37            148,410
    Band 43                                                     2,107.463           11.15             23,498
                                                       -------------------                 ------------------
                                                            9,056,371.058                       $ 86,679,247
                                                       ===================                 ==================
INVESCO VIF - Leisure
Contracts in accumulation period:
    Band 2                                                        885.242         $ 10.78            $ 9,543
    Band 4                                                      6,092.927           10.73             65,377
    Band 5                                                     22,370.762           10.72            239,815
    Band 6                                                    354,586.579           10.71          3,797,622
    Band 7                                                    535,823.471           10.70          5,733,311
    Band 8                                                     57,778.815           10.68            617,078
    Band 9                                                     57,181.943           10.67            610,131
    Band 10                                                   224,254.381           10.66          2,390,552
    Band 11                                                   155,027.456           10.65          1,651,042
    Band 12                                                   210,755.384           10.64          2,242,437
    Band 13                                                   301,536.919           10.63          3,205,337
    Band 14                                                   505,163.837           10.62          5,364,840
    Band 15                                                     6,530.434           10.61             69,288
    Band 16                                                    17,964.074           10.59            190,240
    Band 17                                                   124,635.260           10.58          1,318,641
    Band 18                                                   113,886.237           10.57          1,203,778
    Band 19                                                    18,403.009           10.55            194,152

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
INVESCO VIF - Leisure (continued)
    Band 20                                                   352,917.451         $ 10.62        $ 3,747,983
    Band 21                                                    79,557.206           10.60            843,306
    Band 26                                                     7,507.143           10.79             81,002
    Band 27                                                     6,846.813           10.73             73,466
    Band 28                                                       814.274           10.71              8,721
    Band 29                                                    31,972.207           10.70            342,103
    Band 30                                                    20,339.136           10.64            216,408
    Band 31                                                     5,233.784           10.61             55,530
    Band 32                                                     7,872.775           10.56             83,137
    Band 33                                                     1,083.364           10.53             11,408
    Band 34                                                     3,377.401           10.50             35,463
    Band 43                                                     1,235.926           10.91             13,484
                                                       -------------------                 ------------------
                                                            3,231,634.210                       $ 34,415,195
                                                       ===================                 ==================
INVESCO VIF - Utilities
Contracts in accumulation period:
    Band 1                                                         32.022          $ 7.49              $ 240
    Band 2                                                      5,006.203            7.45             37,296
    Band 4                                                      3,538.247            7.41             26,218
    Band 5                                                     23,559.916            7.40            174,343
    Band 6                                                    307,965.174            7.38          2,272,783
    Band 7                                                    520,912.786            7.37          3,839,127
    Band 8                                                     91,472.486            7.35            672,323
    Band 9                                                     99,200.116            7.34            728,129
    Band 10                                                   212,385.613            7.33          1,556,787
    Band 11                                                   376,279.642            7.32          2,754,367
    Band 12                                                   229,947.378            7.31          1,680,915
    Band 13                                                   360,780.641            7.30          2,633,699
    Band 14                                                   606,337.722            7.29          4,420,202
    Band 15                                                    10,108.763            7.28             73,592
    Band 16                                                     9,527.414            7.26             69,169
    Band 17                                                   131,724.050            7.25            954,999
    Band 18                                                    15,816.881            7.24            114,514
    Band 19                                                    54,390.500            7.22            392,699
    Band 20                                                   374,537.672            7.30          2,734,125
    Band 21                                                    80,760.638            7.27            587,130
    Band 26                                                    38,318.468            7.46            285,856
    Band 27                                                    23,799.930            7.41            176,357
    Band 28                                                     2,340.216            7.38             17,271
    Band 29                                                    67,520.240            7.37            497,624
    Band 30                                                    19,675.756            7.31            143,830
    Band 31                                                    10,695.572            7.29             77,971
    Band 32                                                     1,120.857            7.23              8,104
    Band 33                                                     1,890.391            7.20             13,611
    Band 34                                                     3,967.417            7.17             28,446
                                                       -------------------                 ------------------
                                                            3,683,612.711                       $ 26,971,727
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Janus Aspen Series Balanced
Contracts in accumulation period:
    Band 35                                                   383,283.690         $ 10.44        $ 4,001,482
    Band 36                                                    22,469.602           10.39            233,459
    Band 37                                                     8,984.813           10.36             93,083
    Band 38                                                     8,526.431           10.91             93,023
    Band 39                                                     3,931.051           10.90             42,848
                                                       -------------------                 ------------------
                                                              427,195.587                        $ 4,463,895
                                                       ===================                 ==================
Janus Aspen Series Flexible Income
Contracts in accumulation period:
    Band 35                                                   131,137.964         $ 11.58        $ 1,518,578
    Band 36                                                     2,379.763           11.54             27,462
    Band 37                                                     1,634.370           11.50             18,795
    Band 38                                                     4,055.585           10.31             41,813
    Band 39                                                    25,864.671           10.30            266,406
                                                       -------------------                 ------------------
                                                              165,072.353                        $ 1,873,054
                                                       ===================                 ==================
Janus Aspen Series Growth
Contracts in accumulation period:
    Band 35                                                    84,419.788          $ 9.38          $ 791,858
    Band 37                                                     2,289.037            9.31             21,311
    Band 38                                                    11,008.110           11.66            128,355
    Band 39                                                     5,617.586           11.65             65,445
                                                       -------------------                 ------------------
                                                              103,334.521                        $ 1,006,969
                                                       ===================                 ==================
Janus Aspen Series Worldwide Growth
Contracts in accumulation period:
    Band 4                                                         80.752         $ 11.19              $ 904
    Band 9                                                     12,509.552            8.33            104,205
    Band 13                                                     8,419.340            8.28             69,712
    Band 15                                                    14,538.102            8.25            119,939
    Band 26                                                   128,770.848            8.46          1,089,401
    Band 27                                                    51,849.701            8.40            435,537
    Band 28                                                    13,191.477            8.37            110,413
    Band 29                                                   158,766.720            8.36          1,327,290
    Band 30                                                    77,331.249            8.29            641,076
    Band 31                                                    66,884.621            8.26            552,467
    Band 32                                                    11,610.157            8.20             95,203
    Band 33                                                    22,684.853            8.16            185,108
    Band 34                                                     3,113.512            8.13             25,313
    Band 35                                                   270,864.472            8.50          2,302,348
    Band 36                                                     7,654.008            8.46             64,753
    Band 37                                                     4,205.759            8.43             35,455
    Band 38                                                     2,333.211           11.60             27,065

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Janus Aspen Series Worldwide Growth (continued)
    Band 39                                                     1,126.001         $ 11.59           $ 13,050
    Band 42                                                       196.501           11.16              2,193
                                                       -------------------                 ------------------
                                                              856,130.836                        $ 7,201,432
                                                       ===================                 ==================
Colonial Small Cap Value
Contracts in accumulation period:
    Band 4                                                      7,626.940         $ 13.87          $ 105,786
    Band 5                                                     12,504.161           13.86            173,308
    Band 6                                                    368,371.824           13.85          5,101,950
    Band 7                                                    504,034.466           13.85          6,980,877
    Band 8                                                     82,669.241           13.84          1,144,142
    Band 9                                                     21,739.403           13.83            300,656
    Band 10                                                   202,533.034           13.83          2,801,032
    Band 11                                                   203,540.247           13.82          2,812,926
    Band 12                                                   159,276.868           13.82          2,201,206
    Band 13                                                   243,069.984           13.81          3,356,796
    Band 14                                                   510,581.280           13.80          7,046,022
    Band 15                                                       702.640           13.80              9,696
    Band 16                                                    10,254.651           13.79            141,412
    Band 17                                                   219,202.814           13.79          3,022,807
    Band 18                                                    12,195.280           13.78            168,051
    Band 19                                                    48,950.775           13.77            674,052
    Band 20                                                   288,410.425           13.81          3,982,948
    Band 21                                                    70,759.885           13.79            975,779
                                                       -------------------                 ------------------
                                                            2,966,423.918                       $ 40,999,446
                                                       ===================                 ==================
Liberty Asset Allocation
Contracts in accumulation period:
    Band 6                                                     10,795.453         $ 11.99          $ 129,437
    Band 7                                                     24,315.979           11.99            291,549
    Band 8                                                      3,319.228           11.98             39,764
    Band 9                                                      6,287.336           11.97             75,259
    Band 11                                                     2,420.303           11.96             28,947
    Band 13                                                     3,042.693           11.95             36,360
                                                       -------------------                 ------------------
                                                               50,180.992                          $ 601,316
                                                       ===================                 ==================
Liberty Equity
Contracts in accumulation period:
    Band 6                                                     11,638.993          $ 8.04           $ 93,578
    Band 7                                                     44,063.828            8.02            353,392
    Band 8                                                      8,745.587            7.99             69,877
    Band 9                                                      3,460.398            7.97             27,579
    Band 11                                                     4,085.988            7.94             32,443
    Band 13                                                     6,417.678            7.90             50,700
    Band 14                                                     2,632.254            7.87             20,716
                                                       -------------------                 ------------------
                                                               81,044.726                          $ 648,285
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Liberty Federal Securities
Contracts in accumulation period:
    Band 6                                                      4,014.988         $ 10.09           $ 40,511
    Band 7                                                      3,089.615           10.09             31,174
    Band 9                                                      1,206.436           10.08             12,161
    Band 11                                                       294.269           10.07              2,963
                                                       -------------------                 ------------------
                                                                8,605.308                           $ 86,809
                                                       ===================                 ==================
Liberty Small Company Growth
Contracts in accumulation period:
    Band 6                                                      1,432.500         $ 14.98           $ 21,459
    Band 7                                                      1,018.404           14.98             15,256
    Band 8                                                      1,232.056           14.97             18,444
    Band 9                                                        413.244           14.96              6,182
    Band 13                                                       889.866           14.94             13,295
                                                       -------------------                 ------------------
                                                                4,986.070                           $ 74,636
                                                       ===================                 ==================
Oppenheimer Global Securities
Contracts in accumulation period:
    Band 35                                                   154,288.488         $ 10.87        $ 1,677,116
    Band 36                                                    26,374.483           10.83            285,636
    Band 37                                                     7,477.749           10.80             80,760
    Band 38                                                    43,091.673           12.54            540,370
    Band 39                                                    22,846.204           12.53            286,263
    Band 40                                                     2,462.095           12.52             30,825
                                                       -------------------                 ------------------
                                                              256,540.692                        $ 2,900,970
                                                       ===================                 ==================
Oppenheimer Strategic Bond
Contracts in accumulation period:
    Band 35                                                    24,209.429         $ 12.40          $ 300,197
    Band 36                                                     4,772.358           12.35             58,939
    Band 37                                                       337.824           12.32              4,162
    Band 38                                                    15,327.454           10.92            167,376
    Band 39                                                     5,453.561           10.91             59,498
    Band 40                                                    10,263.108           10.90            111,868
                                                       -------------------                 ------------------
                                                               60,363.734                          $ 702,040
                                                       ===================                 ==================
PIMCO High Yield
Contracts in accumulation period:
    Band 1                                                      4,099.678         $ 12.34           $ 50,590
    Band 2                                                    106,978.746           12.20          1,305,141
    Band 4                                                    388,868.046           12.02          4,674,194
    Band 5                                                    428,028.611           11.99          5,132,063
    Band 6                                                  8,508,429.574           11.92        101,420,481

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
PIMCO High Yield (continued)
    Band 7                                                  6,994,147.717         $ 11.89       $ 83,160,416
    Band 8                                                  3,503,280.276           11.82         41,408,773
    Band 9                                                    796,025.462           11.78          9,377,180
    Band 10                                                 3,143,112.215           11.75         36,931,569
    Band 11                                                 6,864,118.309           11.72         80,447,467
    Band 12                                                 2,252,401.933           11.68         26,308,055
    Band 13                                                 5,849,064.961           11.65         68,141,607
    Band 14                                                 6,487,505.101           11.58         75,125,309
    Band 15                                                    57,613.819           11.55            665,440
    Band 16                                                   394,259.757           11.48          4,526,102
    Band 17                                                 1,307,369.695           11.45         14,969,383
    Band 18                                                   176,458.920           11.42          2,015,161
    Band 19                                                   423,315.413           11.35          4,804,630
    Band 20                                                 2,084,914.085           11.62         24,226,702
    Band 21                                                   548,635.672           11.52          6,320,283
    Band 24                                                     3,970.381           12.55             49,828
    Band 25                                                   135,163.848           12.27          1,658,460
    Band 26                                                   317,102.682           12.23          3,878,166
    Band 27                                                    82,291.838           12.02            989,148
    Band 28                                                    80,241.333           11.92            956,477
    Band 29                                                   374,144.514           11.88          4,444,837
    Band 30                                                   184,011.424           11.68          2,149,253
    Band 31                                                   102,234.615           11.58          1,183,877
    Band 32                                                    91,164.442           11.39          1,038,363
    Band 33                                                    71,336.359           11.26            803,247
    Band 34                                                    50,962.218           11.16            568,738
    Band 41                                                     6,240.986           10.70             66,779
    Band 43                                                     7,022.910           10.69             75,075
                                                       -------------------                 ------------------
                                                           51,824,515.540                      $ 608,872,794
                                                       ===================                 ==================
PIMCO StocksPLUS Growth and Income
Contracts in accumulation period:
    Band 1                                                        395.966         $ 10.71            $ 4,241
    Band 2                                                     54,134.169           10.59            573,281
    Band 3                                                      1,731.830           10.38             17,976
    Band 4                                                    125,076.258           10.44          1,305,796
    Band 5                                                    133,109.080           10.41          1,385,666
    Band 6                                                  3,653,649.019           10.35         37,815,267
    Band 7                                                  1,818,112.068           10.32         18,762,917
    Band 8                                                  2,681,600.534           10.26         27,513,221
    Band 9                                                    390,278.112           10.23          3,992,545
    Band 10                                                   676,563.137           10.20          6,900,944
    Band 11                                                 4,207,500.688           10.17         42,790,282
    Band 12                                                   790,067.492           10.14          8,011,284
    Band 13                                                 1,519,191.058           10.11         15,359,022
    Band 14                                                 1,744,752.063           10.05         17,534,758

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                   Division/Contract                            Units           Unit Value     Extended Value
--------------------------------------------------------  ------------------- --------------- -----------------
PIMCO StocksPLUS Growth and Income (continued)
    Band 16                                                       14,234.802          $ 9.97         $ 141,921
    Band 17                                                      255,345.110            9.94         2,538,130
    Band 18                                                       43,840.484            9.91           434,459
    Band 19                                                      117,177.956            9.85         1,154,203
    Band 20                                                      276,324.000           10.08         2,785,346
    Band 21                                                      134,618.600           10.00         1,346,186
    Band 25                                                       19,817.800           10.65           211,060
                                                          -------------------                 -----------------
                                                              18,657,520.226                     $ 190,578,505
                                                          ===================                 =================
Pioneer Equity-Income
Contracts in accumulation period:
    Band 35                                                       55,946.556         $ 10.05         $ 562,263
    Band 36                                                       27,693.124           10.01           277,208
    Band 37                                                        3,655.448            9.98            36,481
    Band 38                                                        2,082.799           11.35            23,640
    Band 39                                                        8,986.440           11.34           101,906
    Band 40                                                          735.126           11.33             8,329
                                                          -------------------                 -----------------
                                                                  99,099.493                       $ 1,009,827
                                                          ===================                 =================
Pioneer Fund
Contracts in accumulation period:
    Band 1                                                         1,283.342          $ 9.23          $ 11,845
    Band 2                                                           617.598            9.19             5,676
    Band 4                                                        27,381.518            9.13           249,993
    Band 5                                                        85,808.482            9.12           782,573
    Band 6                                                       914,700.048            9.09         8,314,623
    Band 7                                                       775,872.660            9.08         7,044,924
    Band 8                                                       258,851.382            9.06         2,345,194
    Band 9                                                        73,198.264            9.05           662,444
    Band 10                                                      600,837.805            9.04         5,431,574
    Band 11                                                      545,155.783            9.03         4,922,757
    Band 12                                                      317,257.750            9.02         2,861,665
    Band 13                                                      648,277.997            9.00         5,834,502
    Band 14                                                    1,191,747.959            8.98        10,701,897
    Band 15                                                       37,109.587            8.97           332,873
    Band 16                                                        9,957.011            8.95            89,115
    Band 17                                                      342,391.521            8.94         3,060,980
    Band 18                                                       27,046.196            8.93           241,523
    Band 19                                                       38,233.721            8.90           340,280
    Band 20                                                      501,379.449            8.99         4,507,401
    Band 21                                                      126,991.680            8.96         1,137,845
    Band 25                                                        3,427.094            9.21            31,564
    Band 26                                                       87,212.903            9.20           802,359
    Band 27                                                       27,952.509            9.13           255,206
    Band 28                                                       13,846.551            9.09           125,865

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Pioneer Fund (continued)
    Band 29                                                   108,867.802          $ 9.08          $ 988,520
    Band 30                                                    55,207.096            9.01            497,416
    Band 31                                                    47,381.698            8.98            425,488
    Band 32                                                    22,307.520            8.92            198,983
    Band 33                                                     7,157.215            8.87             63,485
    Band 34                                                     7,355.697            8.84             65,024
    Band 35                                                    21,146.885            9.24            195,397
    Band 37                                                       473.271            9.16              4,335
    Band 38                                                       652.602           11.43              7,459
                                                       -------------------                 ------------------
                                                            6,927,088.596                       $ 62,540,785
                                                       ===================                 ==================
Pioneer Mid-Cap Value
Contracts in accumulation period:
    Band 1                                                        664.511         $ 12.82            $ 8,519
    Band 2                                                     24,327.039           12.77            310,656
    Band 4                                                     36,297.722           12.70            460,981
    Band 5                                                    133,280.872           12.68          1,690,001
    Band 6                                                  2,142,900.865           12.66         27,129,125
    Band 7                                                  2,350,778.125           12.64         29,713,836
    Band 8                                                    597,100.706           12.61          7,529,440
    Band 9                                                    146,267.997           12.60          1,842,977
    Band 10                                                 1,315,891.653           12.59         16,567,076
    Band 11                                                 1,411,357.187           12.57         17,740,760
    Band 12                                                   671,453.467           12.56          8,433,456
    Band 13                                                 1,373,009.318           12.55         17,231,267
    Band 14                                                 2,287,184.333           12.52         28,635,548
    Band 15                                                     9,136.777           12.50            114,210
    Band 16                                                    50,383.354           12.48            628,784
    Band 17                                                   732,031.077           12.46          9,121,107
    Band 18                                                    78,912.110           12.45            982,456
    Band 19                                                   193,871.182           12.42          2,407,880
    Band 20                                                 1,262,275.872           12.53         15,816,317
    Band 21                                                   269,824.054           12.49          3,370,102
    Band 25                                                    23,566.334           12.80            301,649
    Band 35                                                    27,680.506           12.84            355,418
    Band 36                                                     1,728.001           12.78             22,084
    Band 37                                                     1,242.352           12.74             15,828
    Band 38                                                     6,298.716           11.95             75,270
    Band 39                                                     1,071.598           11.94             12,795
                                                       -------------------                 ------------------
                                                           15,148,535.728                      $ 190,517,542
                                                       ===================                 ==================
Pioneer Small Company
Contracts in accumulation period:
    Band 9                                                     25,664.942          $ 9.62          $ 246,897
    Band 13                                                    10,610.712            9.57            101,545

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Pioneer Small Company (continued)
    Band 15                                                    19,669.506          $ 9.54          $ 187,647
    Band 26                                                   125,797.606            9.78          1,230,301
    Band 27                                                    44,965.209            9.71            436,612
    Band 28                                                     9,720.152            9.67             93,994
    Band 29                                                   171,771.370            9.66          1,659,311
    Band 30                                                    71,952.479            9.58            689,305
    Band 31                                                    92,688.421            9.55            885,174
    Band 32                                                    28,821.317            9.48            273,226
    Band 33                                                    23,848.502            9.43            224,891
    Band 34                                                    37,760.284            9.40            354,947
    Band 41                                                       247.060           10.61              2,621
    Band 43                                                       516.285           10.60              5,473
                                                       -------------------                 ------------------
                                                              664,033.845                        $ 6,391,944
                                                       ===================                 ==================
ProFund VP Bull
Contracts in accumulation period:
    Band 2                                                      6,253.658          $ 8.35           $ 52,218
    Band 4                                                     27,245.509            8.29            225,865
    Band 5                                                     25,715.735            8.28            212,926
    Band 6                                                  1,824,762.362            8.26         15,072,537
    Band 7                                                  3,660,029.041            8.25         30,195,240
    Band 8                                                    354,863.550            8.22          2,916,978
    Band 9                                                    123,574.175            8.21          1,014,544
    Band 10                                                   212,538.377            8.20          1,742,815
    Band 11                                                   548,337.681            8.19          4,490,886
    Band 12                                                   462,337.097            8.18          3,781,917
    Band 13                                                   990,736.669            8.17          8,094,319
    Band 14                                                 1,275,993.859            8.15         10,399,350
    Band 15                                                       704.728            8.13              5,729
    Band 16                                                    75,931.024            8.11            615,801
    Band 17                                                    83,176.877            8.10            673,733
    Band 18                                                    46,761.129            8.09            378,298
    Band 19                                                    55,447.328            8.07            447,460
    Band 20                                                   525,851.868            8.16          4,290,951
    Band 21                                                    79,556.347            8.12            645,998
    Band 25                                                    11,922.292            8.37             99,790
    Band 26                                                     1,317.076            8.36             11,011
    Band 29                                                    13,905.402            8.24            114,581
    Band 30                                                     5,209.316            8.18             42,612
    Band 31                                                     2,509.124            8.14             20,424
    Band 32                                                     2,304.544            8.08             18,621
    Band 33                                                    14,511.586            8.04            116,673
                                                       -------------------                 ------------------
                                                           10,431,496.354                       $ 85,681,277
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ProFund VP Europe 30
Contracts in accumulation period:
    Band 2                                                      2,216.067          $ 8.37           $ 18,548
    Band 3                                                      2,080.720            8.29             17,249
    Band 4                                                      7,125.977            8.31             59,217
    Band 5                                                     53,761.147            8.30            446,218
    Band 6                                                    648,260.452            8.28          5,367,597
    Band 7                                                    772,120.792            8.27          6,385,439
    Band 8                                                    147,114.663            8.24          1,212,225
    Band 9                                                     71,707.563            8.23            590,153
    Band 10                                                   118,461.943            8.22            973,757
    Band 11                                                   538,226.586            8.21          4,418,840
    Band 12                                                   187,999.688            8.20          1,541,597
    Band 13                                                   516,712.537            8.19          4,231,876
    Band 14                                                   441,725.820            8.17          3,608,900
    Band 15                                                     2,410.059            8.15             19,642
    Band 16                                                   163,248.053            8.13          1,327,207
    Band 17                                                    67,212.593            8.12            545,766
    Band 18                                                     7,178.779            8.11             58,220
    Band 19                                                    51,495.887            8.09            416,602
    Band 20                                                   132,490.966            8.18          1,083,776
    Band 21                                                    30,483.000            8.14            248,132
    Band 25                                                     1,861.831            8.39             15,621
    Band 26                                                     7,305.935            8.38             61,224
    Band 27                                                     1,337.153            8.31             11,112
    Band 28                                                       673.488            8.28              5,576
    Band 29                                                    14,370.069            8.27            118,840
    Band 30                                                     1,344.002            8.20             11,021
    Band 31                                                     4,233.493            8.17             34,588
    Band 32                                                       115.862            8.10                938
    Band 33                                                     3,846.809            8.06             31,005
    Band 34                                                       244.916            8.02              1,964
    Band 41                                                     1,370.572           12.09             16,570
                                                       -------------------                 ------------------
                                                            3,998,737.422                       $ 32,879,420
                                                       ===================                 ==================
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
    Band 2                                                      1,372.865          $ 9.38           $ 12,877
    Band 4                                                        193.233            9.37              1,811
    Band 5                                                        506.362            9.37              4,745
    Band 6                                                     98,300.716            9.37            921,078
    Band 7                                                    180,880.980            9.36          1,693,046
    Band 8                                                    137,980.685            9.36          1,291,499
    Band 9                                                      6,864.780            9.36             64,254
    Band 10                                                    29,130.683            9.36            272,663
    Band 11                                                   404,097.541            9.36          3,782,353
    Band 12                                                    64,765.439            9.35            605,557

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                  Division/Contract                           Units           Unit Value     Extended Value
------------------------------------------------------  ------------------- --------------- -----------------
ProFund VP Rising Rates Opportunity (continued)
    Band 13                                                    108,486.272          $ 9.35       $ 1,014,347
    Band 14                                                    809,189.238            9.35         7,565,919
    Band 15                                                      2,000.907            9.35            18,708
    Band 16                                                      4,760.267            9.35            44,509
    Band 17                                                     26,718.993            9.34           249,555
    Band 18                                                      4,883.390            9.34            45,611
    Band 19                                                      2,436.262            9.34            22,755
    Band 20                                                    382,409.089            9.35         3,575,525
    Band 21                                                     92,406.024            9.35           863,996
    Band 26                                                     16,784.685            9.38           157,440
    Band 27                                                      6,741.074            9.37            63,164
    Band 28                                                        565.665            9.37             5,300
    Band 29                                                     33,629.364            9.36           314,771
    Band 30                                                     10,113.072            9.35            94,557
    Band 31                                                      2,955.793            9.35            27,637
    Band 32                                                      4,040.163            9.34            37,735
    Band 33                                                     18,682.480            9.33           174,308
    Band 34                                                      5,637.386            9.33            52,597
                                                        -------------------                 -----------------
                                                             2,456,533.408                      $ 22,978,317
                                                        ===================                 =================
ProFund VP Small Cap
Contracts in accumulation period:
    Band 2                                                      13,190.364         $ 10.26         $ 135,333
    Band 3                                                         577.626           10.16             5,869
    Band 4                                                      23,414.928           10.19           238,598
    Band 5                                                      72,950.625           10.18           742,637
    Band 6                                                   2,307,078.257           10.15        23,416,844
    Band 7                                                   2,966,005.079           10.14        30,075,292
    Band 8                                                     424,033.518           10.11         4,286,979
    Band 9                                                     251,399.721           10.10         2,539,137
    Band 10                                                    550,359.216           10.08         5,547,621
    Band 11                                                  1,076,230.997           10.07        10,837,646
    Band 12                                                    401,763.580           10.05         4,037,724
    Band 13                                                  1,323,337.562           10.04        13,286,309
    Band 14                                                  1,665,508.290           10.01        16,671,738
    Band 15                                                     15,408.210           10.00           154,082
    Band 16                                                    132,956.758            9.97         1,325,579
    Band 17                                                    254,960.420            9.96         2,539,406
    Band 18                                                     50,629.298            9.95           503,762
    Band 19                                                    143,775.281            9.92         1,426,251
    Band 20                                                    697,737.420           10.03         6,998,306
    Band 21                                                     93,986.778            9.99           938,928
    Band 25                                                     17,563.391           10.29           180,727
    Band 26                                                      9,644.684           10.27            99,051
    Band 27                                                      1,073.024           10.19            10,934
    Band 28                                                        259.746           10.15             2,636

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
ProFund VP Small Cap (continued)
    Band 29                                                    49,451.130         $ 10.14          $ 501,434
    Band 30                                                    23,541.253           10.05            236,590
    Band 31                                                    28,912.651           10.01            289,416
    Band 32                                                     8,201.606            9.93             81,442
    Band 33                                                     8,152.556            9.88             80,547
    Band 34                                                     5,757.559            9.84             56,654
    Band 41                                                     1,417.986           11.07             15,697
    Band 43                                                       478.714           11.06              5,295
                                                       -------------------                 ------------------
                                                           12,619,758.228                      $ 127,268,464
                                                       ===================                 ==================
Jennison
Contracts in accumulation period:
    Band 2                                                     11,560.511          $ 5.54           $ 64,045
    Band 4                                                     18,279.209            5.49            100,353
    Band 5                                                    222,864.373            5.48          1,221,297
    Band 6                                                  1,121,853.504            5.46          6,125,320
    Band 7                                                  1,684,880.924            5.45          9,182,601
    Band 8                                                    309,725.266            5.43          1,681,808
    Band 9                                                    204,234.818            5.42          1,106,953
    Band 10                                                   650,697.426            5.41          3,520,273
    Band 11                                                   902,884.248            5.40          4,875,575
    Band 12                                                   742,627.353            5.39          4,002,761
    Band 13                                                   981,933.707            5.38          5,282,803
    Band 14                                                 2,238,130.618            5.36         11,996,380
    Band 15                                                     3,603.133            5.35             19,277
    Band 16                                                    18,949.326            5.33            101,000
    Band 17                                                   449,624.783            5.32          2,392,004
    Band 18                                                   248,868.546            5.31          1,321,492
    Band 19                                                   133,896.661            5.29            708,313
    Band 20                                                   564,392.190            5.37          3,030,786
    Band 21                                                   144,335.164            5.34            770,750
    Band 25                                                    33,817.642            5.56            188,026
    Band 26                                                    41,016.776            5.55            227,643
    Band 27                                                    16,002.022            5.49             87,851
    Band 28                                                     2,842.309            5.46             15,519
    Band 29                                                    63,230.569            5.45            344,607
    Band 30                                                    39,357.637            5.39            212,138
    Band 31                                                     9,196.298            5.36             49,292
    Band 32                                                    12,480.558            5.30             66,147
    Band 33                                                     3,255.437            5.26             17,124
    Band 34                                                     4,355.086            5.23             22,777
                                                       -------------------                 ------------------
                                                           10,878,896.094                       $ 58,734,915
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
SP Jennison International Growth
Contracts in accumulation period:
    Band 2                                                      2,386.457          $ 5.72           $ 13,651
    Band 4                                                     17,893.531            5.67            101,456
    Band 5                                                    145,483.270            5.67            824,890
    Band 6                                                  1,721,530.112            5.65          9,726,645
    Band 7                                                  1,957,064.546            5.64         11,037,844
    Band 8                                                    188,211.814            5.62          1,057,750
    Band 9                                                    110,259.164            5.61            618,554
    Band 10                                                   940,235.032            5.60          5,265,316
    Band 11                                                   926,785.447            5.59          5,180,731
    Band 12                                                   623,810.683            5.58          3,480,864
    Band 13                                                 1,299,827.231            5.57          7,240,038
    Band 14                                                 2,019,061.444            5.55         11,205,791
    Band 15                                                     8,883.433            5.54             49,214
    Band 16                                                    60,765.114            5.53            336,031
    Band 17                                                   638,848.652            5.52          3,526,445
    Band 18                                                    54,940.851            5.51            302,724
    Band 19                                                   134,828.893            5.49            740,211
    Band 20                                                   817,351.313            5.56          4,544,473
    Band 21                                                   285,492.516            5.54          1,581,629
    Band 25                                                    62,298.362            5.74            357,593
    Band 26                                                    48,367.682            5.73            277,147
    Band 27                                                    21,276.488            5.67            120,638
    Band 28                                                     2,236.785            5.65             12,638
    Band 29                                                    78,402.775            5.64            442,192
    Band 30                                                    37,262.750            5.58            207,926
    Band 31                                                    23,463.553            5.55            130,223
    Band 32                                                    13,514.884            5.50             74,332
    Band 33                                                     4,342.501            5.46             23,710
    Band 34                                                     9,329.939            5.44             50,755
    Band 41                                                     6,315.325           11.78             74,395
    Band 43                                                     1,347.913           11.77             15,865
                                                       -------------------                 ------------------
                                                           12,261,818.460                       $ 68,621,671
                                                       ===================                 ==================
Putnam VT Discovery Growth
Contracts in accumulation period:
    Band 9                                                     19,279.057          $ 7.87          $ 151,726
    Band 13                                                     3,869.898            7.83             30,301
    Band 15                                                    19,784.686            7.80            154,321
    Band 26                                                    60,592.047            8.00            484,736
    Band 27                                                    31,623.979            7.94            251,094
    Band 28                                                     8,339.229            7.91             65,963
    Band 29                                                   133,599.175            7.90          1,055,433
    Band 30                                                    49,450.154            7.84            387,689
    Band 31                                                    20,965.675            7.81            163,742
    Band 32                                                    15,967.317            7.76            123,906

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Putnam VT Discovery Growth (continued)
    Band 33                                                    33,625.251          $ 7.72          $ 259,587
    Band 34                                                     5,741.962            7.69             44,156
                                                       -------------------                 ------------------
                                                              402,838.430                        $ 3,172,654
                                                       ===================                 ==================
Putnam VT Growth and Income
Contracts in accumulation period:
    Band 9                                                     12,772.297          $ 9.28          $ 118,527
    Band 13                                                     3,672.774            9.23             33,900
    Band 15                                                     5,775.387            9.19             53,076
    Band 26                                                    67,305.258            9.62            647,477
    Band 27                                                     9,960.070            9.55             95,119
    Band 28                                                     1,582.508            9.51             15,050
    Band 29                                                   133,373.397            9.50          1,267,047
    Band 30                                                    54,143.239            9.43            510,571
    Band 31                                                    24,360.124            9.39            228,742
    Band 32                                                    16,797.135            9.13            153,358
    Band 33                                                     5,139.005            9.09             46,714
    Band 34                                                     3,423.411            9.05             30,982
                                                       -------------------                 ------------------
                                                              338,304.605                        $ 3,200,563
                                                       ===================                 ==================
Putnam VT International Growth and Income
Contracts in accumulation period:
    Band 9                                                      9,608.883         $ 10.89          $ 104,641
    Band 13                                                     2,852.787           10.84             30,924
    Band 15                                                    18,930.640           10.80            204,451
    Band 26                                                   115,297.908           11.07          1,276,348
    Band 27                                                    22,120.180           10.99            243,101
    Band 28                                                     9,901.116           10.94            108,318
    Band 29                                                   108,389.829           10.93          1,184,701
    Band 30                                                    29,956.508           10.85            325,028
    Band 31                                                    39,221.981           10.81            423,990
    Band 32                                                    11,934.050           10.73            128,052
    Band 33                                                     3,670.054           10.68             39,196
    Band 34                                                    21,711.082           10.64            231,006
                                                       -------------------                 ------------------
                                                              393,595.018                        $ 4,299,756
                                                       ===================                 ==================
Smith Barney High Income
Contracts in accumulation period:
    Band 22                                                     3,089.374         $ 14.37           $ 44,394
    Band 23                                                    18,574.118           14.18            263,381
                                                       -------------------                 ------------------
                                                               21,663.492                          $ 307,775
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Smith Barney International All Cap Growth
Contracts in accumulation period:
    Band 22                                                     1,458.481         $ 11.23           $ 16,379
    Band 23                                                    18,441.894           11.09            204,521
                                                       -------------------                 ------------------
                                                               19,900.375                          $ 220,900
                                                       ===================                 ==================
Smith Barney Large Cap Value
Contracts in accumulation period:
    Band 22                                                     2,166.306         $ 17.96           $ 38,907
    Band 23                                                    20,658.879           17.73            366,282
                                                       -------------------                 ------------------
                                                               22,825.185                          $ 405,189
                                                       ===================                 ==================
Smith Barney Money Market
Contracts in accumulation period:
    Band 23                                                     3,999.484         $ 12.44           $ 49,754
                                                       -------------------                 ------------------
                                                                3,999.484                           $ 49,754
                                                       ===================                 ==================
UBS Tactical Allocation
Contracts in accumulation period:
    Band 4                                                        766.296         $ 11.01            $ 8,437
    Band 7                                                      9,573.280            8.96             85,777
    Band 9                                                     20,061.248            8.92            178,946
    Band 13                                                    12,331.075            8.88            109,500
    Band 15                                                     9,988.615            8.85             88,399
    Band 26                                                   160,746.605            9.07          1,457,972
    Band 27                                                    35,385.950            9.00            318,474
    Band 28                                                    17,999.562            8.97            161,456
    Band 29                                                   141,363.527            8.96          1,266,617
    Band 30                                                    44,488.261            8.89            395,501
    Band 31                                                    31,625.878            8.86            280,205
    Band 32                                                    15,111.452            8.79            132,830
    Band 33                                                    10,467.646            8.75             91,592
    Band 34                                                       979.271            8.72              8,539
                                                       -------------------                 ------------------
                                                              510,888.666                        $ 4,584,245
                                                       ===================                 ==================
Wells Fargo VT Asset Allocation
Contracts in accumulation period:
    Band 14                                                     2,336.655         $ 10.54           $ 24,628
                                                       -------------------                 ------------------
                                                                2,336.655                           $ 24,628
                                                       ===================                 ==================
Wells Fargo VT Equity Income
Contracts in accumulation period:
    Band 14                                                       981.866         $ 10.75           $ 10,555
                                                       -------------------                 ------------------
                                                                  981.866                           $ 10,555
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                 Division/Contract                           Units           Unit Value     Extended Value
-----------------------------------------------------  -------------------  -------------- ------------------
Wells Fargo VT Large Company Growth
Contracts in accumulation period:
    Band 14                                                     3,283.464         $ 10.26           $ 33,688
                                                       -------------------                 ------------------
                                                                3,283.464                           $ 33,688
                                                       ===================                 ==================
Wells Fargo VT Small Cap Growth
Contracts in accumulation period:
    Band 14                                                       661.268         $ 10.64            $ 7,036
                                                       -------------------                 ------------------
                                                                  661.268                            $ 7,036
                                                       ===================                 ==================

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

      Bands                                                      Products
-------------------  ---------------------------------------------------------------------------------------------------------------

Band 1               DVA 80
Band 2               DVA
Band 3               DVA Series 100
Band 4               DVA Plus - Standard (pre February 2000)
Band 5               DVA Plus - Standard (post January 2000 & post 2000)
Band 6               DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000),
                     Access - Standard (pre February 2000),  Premium Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
                     Standard (post 2000), Generations - Standard, Opportunities - Standard
Band 7               DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post 2000), Access - Standard (post
                     January 2000 and post 2000), Premium Plus - Standard (post January 2000 and post 2000), ES II - Deferred
                     Ratchet (post 2000), Generations - Deferred Ratchet
Band 8               DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post  2000), DVA Plus - Max 5.5 (post
                     January 2000), Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre Feburary 2000), Premium
                     Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II - 5.5% Solution (post
                     2000), Opportunities - 5.5% Solution
Band 9               DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000), Access - 5.5% Solution (post
                     January 2000 and post 2000), Premium Plus - Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution
                     (post January 2000 and post 2000)
Band 10              DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual Ratchet (post 2000), Generations -
                     Annual Ratchet, Landmark - Standard, Opportunities - Annual Ratchet
Band 11              Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000), Access - Max 5.5 (post January
                     2000), DVA Plus - Annual Ratchet (post 2000), ES II - Max 5.5 (post 2000), Premium Plus - 7% Solution (pre
                     February 2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000),
                     Opportunities - Max 5.5
Band 12              Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000), Premium Plus - Max 5.5 (post
                     2000), ES II - 7% Solution (post 2000), Generations - 7% Solution, Opportunities - 7% Solution
Band 13              Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post April 2001), Premium Plus - 7%
                     Solution (post January 2000 and post 2000), Landmark - 5.5% Solution
Band 14              Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post January 2000 and post 2000),
                     Landmark - Annual Ratchet
Band 15              Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%
Band 16              Access - Annual Ratchet (post April 2001)
Band 17              Access - Max 5.5 (post April 2001), Landmark - Max 7
Band 18              Access - 7% Solution (post April 2001)
Band 19              Access  - Max 7 (post April 2001)
Band 20              ES II - Max 7 (post 2000), Generations - Max 7, Opportunities - Max 7
Band 21              Landmark - 7% Solution
Band 22              Granite PrimElite - Standard
Band 23              Granite PrimElite - Annual Ratchet
Band 24              Access One
Band 25              Value
Band 26              VA Option I
Band 27              VA Option II
Band 28              VA Option III
Band 29              VA Bonus Option I
Band 30              VA Bonus Option II
Band 31              VA Bonus Option III
Band 32              SmartDesign Advantage Option I
Band 33              SmartDesign Advantage Option II
Band 34              SmartDesign Advantage Option III
Band 35              ING Rollover Choice Option I (pre August 7, 2003), Focus VA Option I
Band 36              ING Rollover Choice Option II (pre August 7, 2003), Focus VA Option II
Band 37              ING Rollover Choice Option III (pre August 7, 2003)
Band 38              ING Rollover Choice Option I (post August 6, 2003)
Band 39              ING Rollover Choice Option II (post August 6, 2003)
Band 40              ING Rollover Choice Option III (post August 6, 2003)
Band 41              SmartDesign Signature Option I
Band 42              SmartDesign Signature Option II
Band 43              SmartDesign Signature Option III

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

9.       Financial Highlights

         A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002, and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING GET Fund - Series N
      2003                           2,282   $10.14 to $10.38       $ 23,357        2.73  %   1.45% to 2.40%       1.81% to 2.77%
      2002                           2,862    $9.96 to $10.10         28,661        1.35      0.95% to 1.90%      -2.73% to -1.75%
      2001                           3,009   $10.24 to $10.28         30,868        2.25      0.95% to 1.90%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund - Series P
      2003                          10,880    $9.89 to $10.26        110,101        2.58      1.45% to 3.05%       0.82% to 2.40%
      2002                          14,328    $9.81 to $10.02        143,846        0.07      0.75% to 2.55%      -1.80% to -0.20%
      2001                          15,276    $9.99 to $10.04        153,045          **      0.95% to 2.55%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund - Series Q
      2003                          12,692   $10.13 to $10.51        131,095           -      1.25% to 3.05%       2.01% to 3.85%
      2002                          16,855    $9.93 to $10.12        169,029        2.51      0.75% to 2.55%       -0.70% to 1.20%
      2001                             190        $10.00               1,904          **      0.95% to 1.90%             **
      2000                              **          **                    **          **            **                   **
    ING GET Fund  -  Series R
      2003                          12,873   $10.30 to $10.64        134,755        0.01      1.25 % to 3.05%      2.90% to 4.72%
      2002                          16,911   $10.01 to $10.16        170,526         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING GET Fund - Series S
      2003                          15,576   $10.24 to $10.54      $ 161,820        0.09  %   1.25% to 3.05%       2.61% to 4.56%
      2002                          21,867    $9.98 to $10.08        219,270         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series T
      2003                          15,618   $10.31 to $10.56        162,882        0.13      1.25% to 3.05%       2.69% to 4.55%
      2002                          23,643   $10.04 to $10.10        237,948         ***      0.75% to 2.55%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series U
      2003                          16,063   $10.42 to $10.62        168,926           -      1.25% to 3.05%       4.30% to 6.20%
      2002                             105    $9.99 to $10.00          1,048         ***      0.75% to 2.20%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING GET Fund - Series V
      2003                          33,567    $9.64 to $9.78         325,984        ****      1.25% to 3.05%            ****
      2002                            ****         ****                 ****        ****           ****                 ****
      2001                            ****         ****                 ****        ****           ****                 ****
      2000                            ****         ****                 ****        ****           ****                 ****
    ING AIM Mid-Cap Growth
      (Service Class)
      2003                          16,058   $13.10 to $14.78        221,733           -      0.80% to 2.25%      41.01% to 42.94%
      2002                          14,324    $9.29 to $10.34        139,852           -      0.80% to 2.25%     -33.26% to -32.24%
      2001                          17,855   $13.92 to $15.26        259,382           -      0.80% to 2.25%     -22.66% to -21.78%
      2000                          19,182   $18.40 to $19.51        359,734           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING AIM Mid-Cap Growth
      (Advisor Class)
      2003                             235   $13.60 to $13.68        $ 3,194           -  %   1.40% to 1.85%      41.23% to 41.76%
      2002                               8    $9.63 to $9.65              78         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Alliance Mid-Cap Growth
      (Service Class)
      2003                          28,328   $15.55 to $17.43        462,824           -      0.80% to 2.25%      63.34% to 65.68%
      2002                          24,777    $9.52 to $10.52        246,769           -      0.80% to 2.25%     -31.66% to -30.56%
      2001                          27,303   $13.93 to $15.15        395,434           -      0.80% to 2.25%     -15.42% to -14.46%
      2000                          27,139   $16.80 to $17.71        463,399           *             *                    *
    ING Alliance Mid-Cap Growth
      (Advisor Class)
      2003                             270   $17.10 to $17.21          4,624           -      1.40% to 1.85%      63.64% to 64.53%
      2002                              14   $10.45 to $10.46            148         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING American Funds Growth
      2003                          12,298   $10.73 to $10.79        132,320        ****      0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****
    ING American Funds Growth-
      Income
      2003                           9,106   $10.95 to $11.01         99,959        ****      0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING American Funds
      International
      2003                           3,906   $11.57 to $11.64       $ 45,340        ****  %   0.95% to 2.55%             ****
      2002                            ****         ****                 ****        ****            ****                 ****
      2001                            ****         ****                 ****        ****            ****                 ****
      2000                            ****         ****                 ****        ****            ****                 ****
    ING Capital Guardian Large
      Cap Value (Service Class)
      2003                          55,938    $9.81 to $10.52        561,288        0.05      0.50% to 2.25%      33.65% to 36.09%
      2002                          39,602    $7.34 to $7.73         295,688        0.25      0.50% to 2.25%     -25.48% to -24.22%
      2001                          27,628    $9.85 to $10.20        275,489        0.25      0.50% to 2.25%      -5.43% to -4.44%
      2000                           9,362   $10.50 to $10.59         98,545           *             *                    *
    ING Capital Guardian Large
      Cap Value (Advisor Class)
      2003                             495   $13.72 to $13.81          6,805           -      1.40% to 1.85%      33.85% to 34.47%
      2002                              32   $10.25 to $10.27            333         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Capital Guardian Managed
      Global (Service Class)
      2003                          19,452   $16.82 to $20.51        352,387           -      0.50% to 2.25%      33.28% to 35.65%
      2002                          16,459   $12.62 to $15.12        223,084        0.13      0.50% to 2.25%     -22.00% to -20.59%
      2001                          14,451   $16.18 to $19.04        250,388        0.13      0.50% to 2.25%     -13.60% to -12.34%
      2000                          11,365   $19.34 to $21.72        228,347           *             *                    *
    ING Capital Guardian Managed
      Global (Advisor Class)
      2003                             152   $13.68 to $13.76          2,084           -      1.40% to 1.85%      33.72% to 34.38%
      2002                               5        $10.23                  50         ***      1.75% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Capital Guardian Small
      Cap (Service Class)
      2003                          30,090   $16.97 to $19.55      $ 537,286        0.15  %   0.50% to 2.25%      37.19% to 39.64%
      2002                          26,339   $12.37 to $14.00        341,146        0.12      0.80% to 2.25%     -27.11% to -25.80%
      2001                          27,165   $16.97 to $18.87        480,513        0.13      0.50% to 2.25%      -3.40% to -1.97%
      2000                          23,107   $17.94 to $19.25        422,097           *             *                    *
    ING Capital Guardian Small
      Cap (Advisor Class)
      2003                             310   $13.37 to $13.45          4,148        0.18      1.40% to 1.85%      37.55% to 38.23%
      2002                              33    $9.72 to $9.73             321         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Developing World
      (Service Class)
      2003                          12,265    $8.57 to $9.34         109,258        0.21      0.80% to 2.25%      43.31% to 45.48%
      2002                           9,702    $5.98 to $6.42          60,000           -      0.80% to 2.25%     -12.70% to -11.45%
      2001                          10,141    $6.85 to $7.25          71,466        1.18      0.80% to 2.25%      -7.10% to -5.97%
      2000                           7,211    $7.47 to $7.71          54,398           *             *                    *
    ING Developing World
      (Advisor Class)
      2003                             140   $13.92 to $14.00          1,956        0.20      1.40% to 1.85%      43.51% to 44.18%
      2002                               8    $9.70 to $9.71              79         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Eagle Asset Value
      Equity (Service Class)
      2003                          11,683   $16.67 to $19.53        212,149        0.22      0.80% to 2.55%      22.12% to 24.24%
      2002                          11,740   $13.65 to $15.72        173,239        0.69      0.80% to 2.55%     -20.82% to -17.70%
      2001                          10,991   $17.24 to $19.10        199,039        0.85      0.80% to 2.25%      -6.21% to -5.21%
      2000                           9,358   $18.85 to $20.15        180,722           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Eagle Asset Value Equity
      (Advisor Class)
      2003                              86   $11.80 to $11.87        $ 1,022        0.18  %   1.40% to 1.85%      22.79% to 23.26%
      2002                              11    $9.61 to $9.63             107         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    IMG FMR Diversified Mid-Cap
      (Service Class)
      2003                          17,427    $9.25 to $9.68         164,205           -      0.90% to 2.25%      30.47% to 32.42%
      2002                          12,695    $7.09 to $7.31          91,159        0.29      0.90% to 2.25%     -21.13% to -20.11%
      2001                           6,381    $8.99 to $9.15          57,814        0.48      0.90% to 2.25%      -8.41% to -7.79%
      2000                           1,150    $9.87 to $9.88          11,358           *             *                    *
    IMG FMR Diversified Mid-Cap
      (Advisor Class)
      2003                             303   $12.38 to $12.46          3,754           -      1.40% to 1.85%      30.73% to 31.43%
      2002                              23    $9.47 to $9.48             220         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Goldman Sachs Internet
      Tollkeeper (Service Class)
      2003                           8,371    $6.31 to $6.55          53,622           -      0.90% to 2.25%      37.77% to 39.66%
      2002                           2,769    $4.58 to $4.69          12,802           -      0.90% to 2.25%     -39.50% to -38.61%
      2001                             709    $7.57 to $7.64           5,389          **      0.90% to 2.25%             **
      2000                              **          **                    **          **            **                   **
    ING Goldman Sachs Internet
      Tollkeeper (Advisor Class)
      2003                             180   $14.37 to $14.46          2,595           -      1.40% to 1.85%      38.17% to 38.77%
      2002                               5   $10.40 to $10.42             53         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Hard Assets (Service
      Class)
      2003                           6,911   $18.51 to $23.06      $ 140,016        0.37  %   0.80% to 2.25%       48.79% to 51.02%
      2002                           4,986   $12.44 to $15.93         67,753        0.68      0.50% to 2.25%       -1.50% to 4.32%
      2001                           2,395   $12.63 to $15.27         33,209           -      0.80% to 2.25%      -13.82% to -12.84%
      2000                           2,584   $15.34 to $17.52         41,509           *             *                    *
    ING Hard Assets (Advisor
      Class)
      2003                             207   $14.66 to $14.74          3,037        0.45      1.40% to 1.85%       49.29% to 49.95%
      2002                              10    $9.82 to $9.83              97         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING International (Service
      Class)
      2003                          17,997    $8.59 to $9.63         162,082        0.25      0.80% to 2.25%       26.32% to 28.23%
      2002                          16,969    $6.80 to $7.46         120,477        0.75      0.90% to 2.25%      -18.76% to -16.93%
      2001                          16,734    $8.37 to $8.98         144,061           -      0.90% to 2.10%      -24.87% to -22.18%
      2000                          17,171   $11.23 to $11.73        194,618           *             *                    *
    ING International (Advisor
      Class)
      2003                             401   $12.40 to $12.47          4,980        0.31      1.40% to 1.85%       26.66% to 27.24%
      2002                              26    $9.79 to $9.80             254         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Janus Growth and Income
      (Service Class)
      2003                          26,637    $8.20 to $10.81        224,722        0.03      0.90% to 2.55%       19.36% to 21.49%
      2002                          18,616    $6.87 to $7.13         130,345        0.45      0.90% to 2.55%      -21.75% to -20.16%
      2001                          10,487    $8.78 to $8.93          92,720        1.02      0.90% to 2.25%      -11.18% to -10.34%
      2000                           1,280    $9.93 to $9.96          12,726           *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING Janus Growth and Income
      (Advisor Class)
      2003                             616   $11.66 to $11.73        $ 7,195           -  %   1.40% to 1.85%      20.06% to 20.58%
      2002                              60    $9.71 to $9.73             587         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Janus Special Equity
      (Service Class)
      2003                           6,039    $8.76 to $9.16          53,911           -      0.90% to 2.25%      46.98% to 48.94%
      2002                           3,609    $5.96 to $6.15          21,794           -      0.90% to 2.25%     -27.58% to -26.61%
      2001                           2,932    $8.23 to $8.38          24,325        0.37      0.90% to 2.25%      -6.87% to -6.19%
      2000                             663    $8.88 to $8.89           5,891           *             *                    *
    ING Janus Special Equity
      (Advisor Class)
      2003                              56   $14.91 to $14.27            801           -      1.40% to 1.85%       47.51% to 48.18%
      2002                               6    $9.62 to $9.63              56         ***      1.40% to 1.75%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Jennison Equity
      Opportunities (Service
      Class)
      2003                          17,530   $17.58 to $20.87        333,380        0.09      0.80% to 2.25%       28.13% to 30.03%
      2002                          19,040   $13.72 to $16.05        280,954        0.13      0.80% to 2.25%     -30.85% to -29.82%
      2001                          20,717   $19.84 to $22.87        440,209        0.07      0.80% to 2.25%     -14.67% to -13.67%
      2000                          19,193   $24.06 to $26.49        477,934           *             *                    *
    ING Jennison Equity
      Opportunities (Advisor
      Class)
      2003                             131   $12.52 to $12.59          1,639        0.12      1.40% to 1.85%      28.54% to 29.13%
      2002                               3    $9.74 to $9.75              34         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------ ------------- -------------------- -------------------
    ING JPMorgan Fleming Small
      Cap Equity (Service Class)
      2003                           6,338   $10.18 to $11.02       $ 65,484          -  %    0.80% to 2.55%      30.85% to 33.12%
      2002                           1,212    $7.79 to $7.87           9,490        ***       0.90% to 2.40%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING JPMorgan Fleming Small
      Cap Equity (Advisor Class)
      2003                             889   $12.45 to $12.52         11,088          -       1.40% to 1.85%      31.33% to 31.93%
      2002                              54    $9.48 to $9.49             511        ***       1.40% to 1.85%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Julius Baer Foreign
      (Service Class)
      2003                           3,272   $10.44 to $11.69         34,644       0.99       0.90% to 2.55%      27.94% to 30.06%
      2002                             608    $8.17 to $8.25           4,990        ***       0.90% to 2.40%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Julius Baer Foreign
      (Advisor Class)
      2003                             203   $12.52 to $12.60          2,550       1.03       1.40% to 1.85%      28.54% to 29.10%
      2002                              17    $9.74 to $9.76             165        ***       1.40% to 1.85%            ***
      2001                             ***          ***                  ***        ***             ***                 ***
      2000                             ***          ***                  ***        ***             ***                 ***
    ING Limited Maturity Bond
      2003                          27,037   $17.94 to $23.37        534,954       0.74       0.50% to 2.25%       0.56% to 2.32%
      2002                          28,506   $17.84 to $22.84        558,941       3.62       0.50% to 2.25%       4.82% to 6.68%
      2001                          19,509   $17.02 to $21.41        364,062       4.84       0.50% to 2.25%       6.78% to 8.30%
      2000                          11,438   $16.67 to $19.77        200,958          *              *                   *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING Liquid Assets (Service
      Class)
      2003                          49,098    $9.95 to $18.00       $ 745,674       0.78  %    0.50% to 2.55%       -1.78% to 0.22%
      2002                          66,797   $13.46 to $17.34       1,023,179       1.42       0.50% to 2.55%       -1.17% to 0.96%
      2001                          69,541   $13.62 to $17.79       1,071,485       3.59       0.50% to 2.55%       1.86% to 3.01%
      2000                          44,678   $14.50 to $16.61         679,666          *              *                    *
    ING Liquid Assets (Advisor
      Class)
      2003                             490    $9.85 to $9.91            4,837       0.81       1.40% to 1.85%      -1.30% to -0.80%
      2002                             180    $9.98 to $9.99            1,800        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Marisco Growth (Service
      Class)
      2003                          57,559   $12.87 to $14.76         778,700          -       0.50% to 2.25%       29.74% to 32.02%
      2002                          53,954    $9.92 to $11.18         560,041          -       0.50% to 2.25%     -31.16% to -29.91%
      2001                          66,921   $14.41 to $15.95       1,002,892          -       0.50% to 2.25%     -31.55% to -30.59%
      2000                          67,525   $21.49 to $22.98       1,474,980          *              *                    *
    ING Marisco Growth (Advisor
      Class)
      2003                             654   $12.71 to $12.79           8,324          -       1.40% to 1.85%       30.23% to 30.81%
      2002                               9    $9.76 to $9.78               92        ***       1.40% to 1.75%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Focus Value
      (Service Class)
      2003                           2,431   $10.68 to %10.92          26,184       0.21       0.90% to 2.25%       28.33% to 30.00%
      2002                             710    $8.32 to $8.40            5,931        ***       0.90% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING Mercury Focus Value
      (Advisor Class)
      2003                          61,511   $13.07 to $13.15           $ 805       0.23  %    1.40% to 1.85%      28.64% to 29.30%
      2002                               5   $10.16 to $10.17              48        ***       1.65% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Fundamental
      Growth (Service Class)
      2003                           1,372    $9.84 to $10.07          13,630          -       0.90% to 2.25%       24.09% to 25.88%
      2002                             345    $7.93 to $8.00            2,742        ***       0.90% to 2.15%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Mercury Fundamental
      Growth (Advisor Class)
      2003                          72,746   $11.74 to $11.81             856          -       1.40% to 1.85%      24.36% to 24.97%
      2002                              11    $9.44 to $9.45              108        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING MFS(R) Mid-Cap Growth
      (Service Class)
      2003                          29,373   $20.36 to $23.98         634,357          -       0.50% to 2.25%       36.01% to 38.45%
      2002                          27,548   $14.97 to $17.32         435,581          -       0.50% to 2.25%     -49.97% to -49.07%
      2001                          29,521   $29.92 to $34.01         928,290       0.37       0.50% to 2.25%     -25.09% to -24.25%
      2000                          27,623   $40.98 to $43.92       1,158,061          *              *                    *
    ING MFS(R) Mid-Cap Growth
      (Advisor Class)
      2003                             722   $13.31 to $13.39           9,625          -       1.40% to 1.85%       36.48% to 37.05%
      2002                              56    $9.75 to $9.77              549        ***       1.40% to 1.80%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING MFS(R) Research
      (Service Class)
      2003                          27,160   $16.70 to $19.66       $ 494,911       0.21  %    0.80% to 2.55%      21.45% to 23.57%
      2002                          28,285   $13.75 to $15.91         421,035       0.41       0.80% to 2.55%     -28.35% to -25.45%
      2001                          31,622   $19.19 to $21.34         637,711       0.12       0.80% to 2.25%     -22.97% to -22.09%
      2000                          30,638   $25.56 to $27.39         800,528          *              *                    *
    ING MFS(R) Research
      (Advisor Class)
      2003                             165   $11.84 to $11.92           1,951       0.18       1.40% to 1.85%       22.06% to 22.66%
      2002                              34    $9.70 to $9.72              326        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING MFS(R) Total Return
      (Service Class)
      2003                          52,822   $10.66 to $24.07       1,142,408       0.53       0.50% to 2.55%       13.79% to 16.17%
      2002                          45,174   $17.48 to $20.72         853,266       2.36       0.50% to 2.55%      -7.51% to -5.56%
      2001                          39,136   $18.90 to $21.94         793,394       4.88       0.50% to 2.55%      -1.44% to -0.32%
      2000                          29,621   $20.10 to $21.54         608,868          *              *                    *
    ING MFS(R) Total Return
      (Advisor Class)
      2003                           1,416   $11.46 to $11.53          16,257       0.74       1.40% to 1.85%       14.26% to 14.84%
      2002                              95   $10.03 to $10.04             955        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING PIMCO Core Bond
      (Service Class)
      2003                          40,186   $10.25 to $13.94         514,027       0.48       0.75% to 2.55%        2.08% to 3.97%
      2002                          34,238   $11.55 to $13.41         425,125       3.72       0.80% to 2.55%       3.69% to 8.23%
      2001                           9,873   $11.14 to $12.39         114,996       0.40       0.80% to 2.25%       0.53% to 1.64%
      2000                           3,438   $11.37 to $12.19          40,000          *              *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                               Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------  ------------ -------------------- -------------------
    ING PIMCO Core Bond
      (Advisor Class)
      2003                           1,573   $10.50 to $10.57       $ 16,545        0.67  %   1.40% to 1.85%       2.54% to 3.02%
      2002                              97   $10.24 to $10.26            992         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Salomon Brothers All
      Cap (Service Class)
      2003                          36,433   $11.11 to $11.94        421,482        0.06      0.90% to 2.55%       35.73% to 37.56%
      2002                          29,232    $8.34 to $8.68         247,740        0.22      0.90% to 2.55%     -27.23% to -26.19%
      2001                          25,814   $11.46 to $11.76        299,314        1.47      0.90% to 2.25%       0.00% to 0.94%
      2000                           9,062   $11.54 to $11.65        104,883           *             *                    *
    ING Salomon Brothers All Cap
      (Advisor Class)
      2003                             472   $12.96 to $13.04          6,124           -      1.40% to 1.85%       36.13% to 36.83%
      2002                              18    $9.52 to $9.53             176         ***      1.40% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***
    ING Salomon Brothers
      Investors (Service Class)
      2003                          13,185   $10.10 to $11.13        136,147        0.18      0.90% to 2.25%       28.34% to 30.04%
      2002                          11,516    $7.87 to $8.19          92,136        0.81      0.90% to 2.25%     -24.69% to -23.67%
      2001                           8,646   $10.45 to $10.73         91,400        1.30      0.90% to 2.25%      -6.16% to -5.13%
      2000                           1,917   $11.21 to $11.31         21,558           *             *                    *
    ING Salomon Brothers
      Investors (Advisor Class)
      2003                              81   $12.54 to $12.61          1,014        0.15      1.40% to 1.85%       28.72% to 29.20%
      2002                              30    $9.74 to $9.75             297         ***      1.65% to 1.85%             ***
      2001                             ***          ***                  ***         ***            ***                  ***
      2000                             ***          ***                  ***         ***            ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
------------------------------- ---------- -------------------- -------------- ------------ ------------------- ------------------
    ING T. Rowe Price Capital
      Appreciation (Service
      Class)
      2003                          41,070   $30.30 to $37.73       $1,365,679       0.36  %   0.80% to 2.25%      22.42% to 24.23%
      2002                          34,525   $24.75 to $30.37          935,079       1.72      0.80% to 2.25%      -1.79% to -0.33%
      2001                          23,375   $25.20 to $30.47          644,971       3.34      0.80% to 2.25%       7.85% to 9.02%
      2000                          13,395   $24.47 to $27.95          345,651          *             *                    *
    ING T. Rowe Price Capital
      Appreciation (Advisor
      Class)
      2003                           1,646   $12.26 to $12.33           20,206       0.48      1.40% to 1.85%       22.70% to 23.18%
      2002                              89    $9.99 to $10.01              894        ***      1.40% to 1.85%             ***
      2001                             ***          ***                    ***        ***            ***                  ***
      2000                             ***          ***                    ***        ***            ***                  ***
    ING T. Rowe Price Equity
      Income (Service Class)
      2003                          26,391   $22.16 to $28.87          643,858       0.31      0.50% to 2.25%       22.36% to 24.55%
      2002                          20,545   $18.11 to $23.18          409,670       1.34      0.50% to 2.25%     -15.14% to -13.64%
      2001                          17,698   $21.34 to $26.84          416,763       1.95      0.50% to 2.25%       -0.58% to 1.46%
      2000                          12,207   $22.48 to $26.61          291,793          *             *                    *
    ING T. Rowe Price Equity
      Income (Advisor Class)
      2003                             896   $12.05 to $12.12           10,819       0.38      1.40% to 1.85%       22.83% to 23.30%
      2002                              65    $9.81 to $9.83               640        ***      1.40% to 1.85%             ***
      2001                             ***          ***                    ***        ***            ***                  ***
      2000                             ***          ***                    ***        ***            ***                  ***
    ING UBS U.S. Balanced
      (Service Class)
      2003                           8,206    $8.22 to $8.59            68,664       0.01      0.90% to 2.25%       15.41% to 16.87%
      2002                           6,551    $7.12 to $7.35            47,241       1.11      0.90% to 2.25%     -16.73% to -15.52%
      2001                           5,718    $8.55 to $8.70            49,242       1.78      0.90% to 2.25%      -8.32% to -7.68%
      2000                             501    $9.37 to $9.38             4,696          *             *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING UBS U.S. Balanced
      (Advisor Class)
      2003                              85   $11.33 to $11.37           $ 963       ****  %    1.40% to 1.85%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING Van Kampen Equity
      Growth (Service Class)
      2003                           3,146    $9.40 to $9.62           29,848       0.02       0.90% to 2.25%      20.82% to 22.55%
      2002                             559    $7.78 to $7.85            4,362        ***       0.90% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Equity
      Growth (Advisor Class)
      2003                             505   $11.68 to $11.75           5,909          -       1.40% to 1.85%      21.29% to 21.89%
      2002                              48    $9.63 to $9.64              458        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Global
      Franchise (Service Class)
      2003                           5,295   $10.85 to $11.12          58,019       0.82       0.80% to 2.25%       23.30% to 25.23%
      2002                           1,661    $8.80 to $8.88           14,670        ***       0.80% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Van Kampen Global
      Franchise (Advisor Class)
      2003                           1,232   $11.75 to $11.82          14,506       0.88       1.40% to 1.85%       23.55% to 24.16%
      2002                              74    $9.51 to $9.52              708        ***       1.40% to 1.85%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ----------  -------------------  ------------  ------------ ------------------- -------------------
    ING Van Kampen Growth and
      Income (Service Class)
      2003                          31,390    $20.97 to $25.14      $ 705,253        0.26  %   0.50% to 2.25%      25.04% to 27.23%
      2002                          30,992    $16.77 to $19.76        554,608        0.84      0.50% to 2.25%     -16.69% to -15.19%
      2001                          34,270    $20.13 to $23.30        732,049        0.30      0.50% to 2.25%     -13.63% to -12.68%
      2000                          34,836    $24.00 to $26.02        860,338           *             *                    *
    ING Van Kampen Growth and
      Income (Advisor Class)
      2003                           1,961    $12.25 to $12.33         24,058        0.34      1.40% to 1.85%       25.26% to 25.94
      2002                             101     $9.78 to $9.79             990         ***      1.40% to 1.85%             ***
      2001                             ***          ***                   ***         ***            ***                  ***
      2000                             ***          ***                   ***         ***            ***                  ***
    ING Van Kampen Real Estate
      (Service Class)
      2003                           9,000    $33.44 to $43.58        330,864        0.20      0.50% to 2.25%       34.62% to 37.04%
      2002                           6,881    $24.84 to $31.80        187,607        3.73      0.50% to 2.25%       -2.05% to 0.31%
      2001                           4,535    $25.36 to $31.90        126,169        4.29      0.50% to 2.25%       6.07% to 7.28%
      2000                           3,804    $25.04 to $28.59        100,303           *             *                    *
    ING Van Kampen Real Estate
      (Advisor Class)
      2003                             481    $12.96 to $13.03          6,246        0.18      1.40% to 1.85%      35.00% to 35.59%
      2002                              29     $9.60 to $9.61             276         ***      1.40% to 1.85%             ***
      2001                             ***          ***                   ***         ***            ***                  ***
      2000                             ***          ***                   ***         ***            ***                  ***
    ING Alger Aggressive Growth
      2003                              53    $9.78 to $12.04             557        ****      0.75% to 1.35%             ****
      2002                            ****          ****                 ****        ****            ****                 ****
      2001                            ****          ****                 ****        ****            ****                 ****
      2000                            ****          ****                 ****        ****            ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING Alger Growth
    2003                                15    $8.74 to $11.67           $ 142          -  %    0.75% to 1.00%           33.23%
    2002                                 6         $6.56                   39        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING American Century Small
    Cap Value
    2003                                15   $10.87 to $11.83             162          -       0.75% to 1.20%      34.20% to 34.53%
    2002                                 -         $8.10                    2        ***            0.95%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING Baron Small Cap Growth
    2003                                89   $11.48 to $11.54           1,028       ****       0.75% to 1.35%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING JPMorgan Fleming
    International
    2003                               679   $10.42 to $12.24           8,019       0.05       0.75% to 2.55%      28.17% to 28.50%
    2002                                 1    $8.13 to $8.14                7        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING JPMorgan Mid Cap Value
    2003                               527   $10.95 to $11.88           6,151       0.50       0.75% to 2.55%       26.73% to 29.13%
    2002                                33    $9.09 to $9.19              301        ***       0.95% to 2.55%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
 ING MFS(R) Capital
   Opportunities (Initial Class)
   2003                                389    $7.53 to $10.73         $ 3,009       0.14  %    0.95% to 2.55%      24.88% to 26.70%
   2002                                209    $6.04 to $6.18            1,280          -       0.95% to 2.40%     -37.64% to -32.29%
   2001                                 78    $8.92 to $9.91              698         **       0.95% to 1.90%             **
   2000                                 **          **                     **         **             **                   **
 ING MFS(R) Capital
   Opportunities (Service Class)
   2003                                 43    $8.69 to $11.29             391          -       0.75% to 1.00%           26.86%
   2002                                 11         $6.85                   72        ***            0.75%                 ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***
 ING MFS(R) Global Growth
   2003                                147   $10.60 to $11.89           1,586          -       0.75% to 2.55%      28.48% to 30.78%
   2002                                  9    $8.27 to $8.35               75        ***       0.75% to 2.20%             ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***
 ING MFS(R) Research Equity
   2003                                 10    $9.02 to $11.25              97       ****       0.75% to 1.35%             ****
   2002                               ****         ****                  ****       ****             ****                 ****
   2001                               ****         ****                  ****       ****             ****                 ****
   2000                               ****         ****                  ****       ****             ****                 ****
 ING OpCap Balanced Value
   2003                                 40   $10.08 to $11.28             408       2.25       0.75% to 1.20%           29.23%
   2002                                 16         $7.80                  126        ***            0.75%                 ***
   2001                                ***          ***                   ***        ***             ***                  ***
   2000                                ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING PIMCO Total Return
      2003                             176   $10.21 to $11.11         $ 1,918       4.14  %    0.75% to 1.35%       2.89% to 3.35%
      2002                              55        $10.75                  593        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Salomon Brothers
      Aggressive Growth
      2003                           1,285   $10.77 to $10.83          13,880       ****       0.95% to 2.55%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING Salomon Brothers
      Fundamental Value
      2003                              56   $10.31 to $11.85             600       1.64       0.75% to 1.35%      39.32% to 39.68%
      2002                               1         $7.41                    9        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING Salomon Brothers
      Investors Value
      2003                              36    $9.85 to $11.62             362       0.55        0.75% to 1.20%     29.95% to 30.35%
      2002                               -         $7.61                    4        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING T. Rowe Price Growth
      Equity
      2003                             229    $9.68 to $11.51           2,295       0.16        0.75% to 1.20%      29.07% to 29.65%
      2002                              19    $7.51 to $7.52              144        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING UBS Tactical Asset
    Allocation
    2003                                 9    $9.50 to $11.48            $ 89          -  %    0.75% to 1.35%           25.99%
    2002                                 -         $7.54                    2        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING Van Kampen Comstock
    2003                             3,551   $10.41 to $11.58          37,583       1.07       0.75% to 2.55%      26.33% to 28.66%
    2002                               210    $8.24 to $8.34            1,737        ***       0.75% to 2.40%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING GET U.S. Core Portfolio -
    Series 1
    2003                            21,571   $10.19 to $10.29         220,805       ****       1.25% to 3.05%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING GET U.S. Core Portfolio -
    Series 2
    2003                            16,692   $10.00 to $10.05         167,331       ****       1.25% to 3.05%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  ING GET U.S. Core Portfolio -
    Series 3
    2003                               897    $9.99 to $10.00           8,966       ****       0.95% to 2.55%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VIT Worldwide Growth
      2003                           7,678    $6.35 to $6.75         $ 50,319          -  %    0.90% to 2.55%      25.74% to 27.95%
      2002                           5,299    $5.05 to $5.28           27,358       0.02       0.90% to 2.55%     -27.02% to -25.42%
      2001                           2,863    $6.92 to $7.08           20,014          -       0.90% to 2.25%     -20.18% to -19.36%
      2000                             635    $8.72 to $8.78            5,554          *              *                    *
    ING VP Balanced
      2003                             109   $11.04 to $11.34           1,231       ****       0.75% to 1.20%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Bond
      2003                           6,454   $10.34 to $11.25          71,483       2.15       0.75% to 2.25%        3.69% to 5.14%
      2002                           4,668   $10.58 to $10.69          49,590        ***       0.80% to 2.25%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Growth
      2003                              32    $8.90 to $11.49             292          -       0.75% to 1.35%      28.61% to 29.11%
      2002                               7         $6.94                   46        ***            0.75%                 ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Index Plus LargeCap
      2003                           6,637    $8.72 to $11.48          59,693       0.49       0.75% to 2.55%      22.64% to 24.90%
      2002                             634    $7.11 to $7.31            4,589       0.15       0.75% to 2.55%     -29.03% to -22.23%
      2001                              87    $9.36 to $9.40              812       2.73       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VP Index Plus MidCap
      2003                           1,784   $10.83 to $11.87        $ 19,893       0.21 %     0.75% to 2.55%      28.78% to 31.02%
      2002                             692    $8.41 to $8.64            5,909       0.31       0.75% to 2.55%      -14.79 to -12.82%
      2001                              83    $9.87 to $9.91              820         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    ING VP Index Plus SmallCap
      2003                           1,420   $11.03 to $11.99          16,341       0.06       0.75% to 2.55%       32.47% to 34.83%
      2002                             465    $8.47 to $8.70            4,005       0.36       0.75% to 2.55%     -15.89% to -13.95%
      2001                              67   $10.07 to $10.11             680         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    ING VP International Equity
      2003                              18    $9.52 to $12.19             197       ****       0.75% to 1.00%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Small Company
      2003                              82   $10.26 to $11.84             876       0.19       0.75% to 1.35%      36.25% to 36.64%
      2002                              21    $7.54 to $7.56              156        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP Value Opportunity
      2003                             283    $7.82 to $8.18            2,270       0.60       0.75% to 2.55%      21.05% to 23.38%
      2002                             166    $6.46 to $6.63            1,086       0.40       0.75% to 2.55%     -28.22% to -26.66%
      2001                              33    $9.00 to $9.04              298         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    ING VP Convertible
      2003                             326   $11.24 to $12.21         $ 3,925       4.96 %     0.95% to 2.55%      23.73% to 25.88%
      2002                             107    $9.48 to $9.70            1,034       3.17       0.95% to 2.55%      -9.37% to -7.79%
      2001                              18   $10.46 to $10.52             194     (10.36)      0.95% to 2.20%             **
      2000                              **          **                     **         **             **                   **
    ING VP Growth and Income
      2003                             143   $11.54 to $12.14           1,723       ****       0.75% to 1.20%             ****
      2002                            ****         ****                  ****       ****             ****                 ****
      2001                            ****         ****                  ****       ****             ****                 ****
      2000                            ****         ****                  ****       ****             ****                 ****
    ING VP Growth Opportunities
      2003                           3,822    $6.71 to $11.64          26,047          -       0.75% to 2.25%       29.29% to 31.39%
      2002                           1,895    $5.19 to $5.32            9,918          -       0.75% to 2.25%     -33.03% to -32.10%
      2001                             671    $7.75 to $7.82            5,219         **       0.90% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    ING VP International Value
      2003                              48   $10.86 to $12.05             534       0.35       0.75% to 1.20%      28.52% to 28.81%
      2002                               5    $8.45 to $8.47               42        ***       0.75% to 0.95%             ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    ING VP LargeCap Growth
      2003                             240    $7.86 to $8.18            1,941          -       0.95% to 2.55%       29.70% to 31.72%
      2002                             163    $6.06 to $6.21            1,006       0.48       0.95% to 2.25%     -36.68% to -35.45%
      2001                              56    $9.57 to $9.62              533         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  ING VP MagnaCap
    2003                             3,033    $8.87 to $9.28         $ 27,551       0.74 %     0.90% to 2.55%      27.26% to 29.61%
    2002                             1,746    $7.00 to $7.16           12,338       1.02       0.90% to 2.25%     -24.73% to -23.74%
    2001                               579    $9.30 to $9.39            5,402       1.36       0.90% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  ING VP MidCap Opportunities
    2003                                29    $9.82 to $11.66             280          -       0.75% to 1.00%           15.94%
    2002                                 2         $7.24                   12        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  ING VP SmallCap Opportunities
    2003                            14,450    $6.16 to $12.02          90,453          -       0.75% to 2.25%      35.38% to 37.47%
    2002                             6,553    $4.55 to $4.67           30,118          -       0.75% to 2.25%     -45.05% to -44.14%
    2001                             1,737    $8.28 to $8.36           14,437         **       0.90% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  AIM V.I. Capital Appreciation
    2003                                 8    $9.42 to $11.56              77          -       0.75% to 1.10%           28.24%
    2002                                 4         $7.40                   27        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  AIM V.I. Core Equity
    2003                                17   $10.17 to $11.36             175       0.93       0.75% to 1.00%           23.12%
    2002                                 5         $8.26                   41        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    AIM V.I. Dent Demographic
      Trends
      2003                           5,905    $9.69 to $10.73        $ 58,307          - %     0.90% to 2.55%      33.84% to 36.04%
      2002                           1,550    $7.24 to $7.38           11,335          -       0.95% to 2.55%     -34.00% to -32.91%
      2001                             323   $10.97 to $11.00           3,550         **       0.95% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    AIM V.I. Growth
      2003                             302    $8.83 to $10.83           2,729          -       0.95% to 2.55%      27.60% to 29.60%
      2002                             121    $6.92 to $7.06              848          -       0.95% to 2.55%     -32.94% to -31.79%
      2001                              43   $10.32 to $10.35             443       1.09       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    AIM V.I. Premier Equity
      2003                              19    $8.43 to $11.32             174          -       0.75 % to 1.20%     23.61% to 23.83%
      2002                              12    $6.82 to $6.84               80        ***       0.75 % to 0.95%            ***
      2001                             ***          ***                   ***        ***             ***                  ***
      2000                             ***          ***                   ***        ***             ***                  ***
    AllianceBernstein Growth
      and Income
      2003                           1,205    $9.31 to $11.04          11,497       0.62       0.95% to 2.55%      28.77% to 30.95%
      2002                             644    $7.23 to $7.40            4,730       3.91       0.95% to 2.55%     -24.45% to -23.00%
      2001                             172    $9.57 to $9.61            1,653         **       0.95% to 1.90%             **
      2000                              **          **                     **         **             **                   **
    AllianceBernstein Premier
      Growth
      2003                             448    $7.71 to $10.58           3,540          -       0.95% to 2.55%      20.28% to 22.26%
      2002                             322    $6.41 to $6.56            2,094          -       0.95% to 2.55%     -32.66% to -31.52%
      2001                             114    $9.52 to $9.58            1,091         **       0.95% to 2.40%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  AllianceBernstein Value
    2003                               605   $10.59 to $11.21         $ 6,560       0.69 %     0.95% to 2.55%      25.18% to 27.25%
    2002                               315    $8.46 to $8.66            2,709       0.17       0.95% to 2.55%     -15.23% to -13.83%
    2001                                59    $9.98 to $10.05             595         **       0.95% to 2.40%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Contrafund(R)
    2003                             1,945   $10.63 to $11.62          21,313       0.13       0.75% to 2.55%      25.06% to 27.26%
    2002                               513    $8.50 to $8.73            4,438       0.37       0.75% to 2.55%     -12.19% to -10.28%
    2001                               122    $9.68 to $9.73            1,183         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Equity-Income
    2003                            14,541    $9.76 to $11.73         145,256       0.47       0.75% to 2.55%      26.75% to 29.08%
    2002                             3,054    $7.70 to $7.91           23,851       1.09       0.75% to 2.55%     -18.95% to -17.69%
    2001                               203    $9.55 to $9.61            1,949         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Growth
    2003                            22,435    $8.09 to $11.65         185,642       0.03       0.75% to 2.55%      29.23% to 31.57%
    2002                             3,655    $6.26 to $6.43           23,212       0.02       0.90% to 2.55%     -32.32% to -30.79%
    2001                                75    $9.25 to $9.29              693         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Fidelity(R) VIP Overseas
    2003                                69   $11.20 to $12.60             860          -       0.75% to 1.00%           41.95%
    2002                                 1         $7.89                    9        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Franklin Small Cap Value
    Securities
    2003                                20   $11.74 to $11.79           $ 236          -       0.75% to 0.95%      30.88% to 31.15%
    2002                                 2    $8.97 to $8.99               17        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Greenwich Appreciation
    2003                                39   $17.05 to $17.25             663       0.64       1.25% to 1.40%      22.84% to 23.04%
    2002                                42   $13.88 to $14.02             589       1.50       1.25% to 1.40%     -18.69% to -18.58%
    2001                                42   $17.07 to $17.22             723       1.15       1.25% to 1.40%      -5.32% to -5.18%
    2000                                46   $18.03 to $18.16             831          *              *                    *
  INVESCO VIF - Financial
    Services
    2003                             5,976    $9.76 to $11.16          59,604       0.67       0.80% to 2.55%      26.26% to 28.50%
    2002                             2,931    $7.73 to $7.92           22,941       1.15       0.90% to 2.55%     -17.15% to -15.76%
    2001                               256    $9.33 to $9.39            2,404       2.70       0.95% to 2.25%             **
    2000                                **          **                     **         **             **                   **
  INVESCO VIF - Health Sciences
    2003                             9,056    $9.37 to $11.15          86,664          -       0.80% to 2.55%      24.60% to 26.81%
    2002                             4,013    $7.52 to $7.72           30,558          -       0.90% to 2.55%     -26.42% to -24.98%
    2001                             1,052   $10.22 to $10.29          10,790       3.60       0.95% to 2.55%             **
    2000                                **          **                     **         **             **                   **
  INVESCO VIF - Leisure
    2003                             3,232   $10.50 to $10.91          34,410          -       0.95% to 2.55%      25.45% to 27.42%
    2002                               724    $8.39 to $8.47            6,097        ***       0.95% to 2.25%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  INVESCO VIF - Utilities
    2003                             3,684    $7.17 to $7.49         $ 26,968       1.62 %     0.80% to 2.55%      14.54% to 16.49%
    2002                             1,227    $6.26 to $6.43            7,783       1.12       0.95% to 2.55%     -22.62% to -20.91%
    2001                               119    $8.09 to $8.13              964       3.07       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Janus Aspen Series Balanced
    2003                               427   $10.36 to $10.91           4,464       2.30       0.75% to 1.20%      12.49% to 12.86%
    2002                                54    $9.21 to $9.25              496        ***       0.75% to 1.10%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Flexible
    Income
    2003                               165   $10.30 to $11.58           1,873       4.27       0.75% to 1.20%       5.02% to 5.37%
    2002                                26   $10.97 to $10.99             283        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Growth
    2003                               103    $9.31 to $11.66           1,007          -       0.75% to 1.20%      30.03% to 30.46%
    2002                                27         $7.19                  192        ***            0.75%                 ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Janus Aspen Series Worldwide
    Growth
    2003                               856    $8.13 to $11.60           7,200       0.84       0.75% to 2.55%      20.44% to 22.66%
    2002                               515    $6.75 to $6.93            3,534       0.52       0.75% to 2.55%      -27.58% to 26.20%
    2001                               139    $9.32 to $9.39            1,298       0.33       0.95% to 2.40%             **
    2000                                **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Colonial Small Cap Value
    2003                             2,966   $13.77 to $13.87        $ 40,999       **** %     1.25% to 2.25%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  Liberty Asset Allocation
    2003                                50   $11.95 to $11.99             601       ****       1.40% to 1.80%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
                                                                                    ****             ****                 ****
  Liberty Equity
    2003                                81    $7.87 to $8.04              648       0.35       1.40% to 1.90%      21.83% to 22.37%
    2002                                75    $6.46 to $6.57              487       0.23       1.40% to 1.90%     -29.17% to -28.66%
    2001                                88    $9.12 to $9.21              807          -       1.40% to 1.80%     -19.72% to -19.28%
    2000                                94   $11.36 to $11.41           1,071          *              *                    *
  Liberty Federal Securities
    2003                                 9   $10.07 to $10.09              87       ****       1.40% to 1.70%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  Liberty Small Company Growth
    2003                                 5   $14.94 to $14.98              75       ****       1.40% to 1.80%             ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Oppenheimer Global Securities
    2003                               257   $10.80 to $12.54         $ 2,901       0.19 %     0.75% to 1.35%      41.36% to 41.72%
    2002                                27    $7.64 to $7.67              205        ***       0.75% to 1.10%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  Oppenheimer Strategic Bond
    2003                                60   $10.90 to $12.40             702       0.56       0.75% to 1.35%      15.90% to 16.21%
    2002                                 2   $10.65 to $10.67              16        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***
  PIMCO High Yield
    2003                            51,825   $10.69 to $12.55         608,775       7.38       0.50% to 2.55%       19.74% to 22.20%
    2002                            31,353    $9.32 to $10.27         305,237       8.20       0.80% to 2.55%      -4.80% to -1.63%
    2001                            23,564    $9.79 to $10.44         236,343       7.91       0.50% to 2.25%       0.30% to 1.57%
    2000                            16,336    $9.88 to $10.17         162,857          *              *                    *
  PIMCO StocksPLUS Growth and
    Income
    2003                            18,658    $9.85 to $10.71         190,536       2.08       0.80% to 2.25%       27.43% to 29.35%
    2002                            22,790    $7.73 to $8.28          181,637       2.69       0.80% to 2.25%     -22.00% to -20.84%
    2001                            23,718    $9.91 to $10.46         241,065       4.22       0.80% to 2.25%     -13.15% to -12.17%
    2000                            22,158   $11.56 to $11.91         258,484          *              *                    *
  Pioneer Equity-Income
    2003                                99    $9.98 to $11.35           1,010       2.02       0.75% to 1.35%      20.97% to 21.38%
    2002                                22    $8.27 to $8.28              179        ***       0.75% to 0.95%             ***
    2001                               ***          ***                   ***        ***             ***                  ***
    2000                               ***          ***                   ***        ***             ***                  ***

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)    (lowest to highest) (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    Pioneer Fund
      2003                           6,927    $8.84 to $11.43        $ 62,533       0.87 %     0.75% to 2.55%       20.27% to 22.55%
      2002                           2,697    $7.35 to $7.54           20,064       1.08       0.80% to 2.55%     -21.47% to -19.87%
      2001                             243    $9.36 to $9.41            2,275       0.91       0.95% to 1.90%              **
      2000                              **          **                     **         **             **                   **
    Pioneer Mid-Cap Value
      2003                          15,149   $11.94 to $12.84         190,493       0.17       0.75% to 2.25%      33.98% to 36.16%
      2002                           5,685    $9.27 to $9.43           53,062       0.56       0.75% to 2.25%     -13.36% to -12.03%
      2001                             480   $10.70 to $10.72           5,139         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    Pioneer Small Company
      2003                             664    $9.40 to $10.61           6,391          -       0.95% to 2.55%      22.08% to 23.95%
      2002                             437    $7.70 to $7.89            3,417       0.03       0.95% to 2.55%     -19.29% to -17.90%
      2001                              98    $9.54 to $9.61              938         **       0.95% to 2.55%             **
      2000                              **          **                     **         **             **                   **
    ProFund VP Bull
      2003                          10,431    $8.04 to $8.37           85,664          -       0.90% to 2.40%       22.83% to 24.55%
      2002                           4,706    $6.57 to $6.72           31,265          -       0.90% to 2.25%     -25.68% to -24.66%
      2001                           2,316    $8.84 to $8.92           20,583         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    ProFund VP Europe 30
      2003                           3,999    $8.02 to $12.09          32,874       0.13       0.90% to 2.55%      35.74% to 37.54%
      2002                           2,589    $5.96 to $6.10           15,627          -       0.90% to 2.25%     -27.49% to -26.42%
      2001                             764    $8.22 to $8.29            6,312         **       0.90% to 2.25%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- ------------- ------------- ------------------- -------------------
    ProFund VP Rising Rates
      Opportunity
      2003                           2,457    $9.33 to $9.38         $ 22,975       **** %     0.95% to 2.55%            ****
      2002                            ****         ****                  ****       ****             ****                ****
      2001                            ****         ****                  ****       ****             ****                ****
      2000                            ****         ****                  ****       ****             ****                ****
    ProFund VP Small Cap
      2003                          12,620    $9.84 to $11.07         127,245          -       0.90% to 2.55%      39.52% to 41.54%
      2002                           5,371    $7.11 to $7.27           38,612          -       0.90% to 2.25%     -24.20% to -23.15%
      2001                           2,118    $9.38 to $9.46           19,968         **       1.25% to 2.25%             **
      2000                              **          **                     **         **             **                   **
    Jennison
      2003                          10,879    $5.23 to $5.56           58,724          -       0.90% to 2.55%      26.33% to 28.41%
      2002                           8,904    $4.14 to $4.33           37,748          -       0.90% to 2.55%     -33.33% to -31.81%
      2001                           7,335    $6.21 to $6.35           45,991          -       0.90% to 2.25%     -20.20% to -19.62%
      2000                             987    $7.82 to $7.85            7,732          *              *                   *
    SP Jennison International
      Growth
      2003                          12,262    $5.44 to $11.78          68,613          -       0.90% to 2.55%      35.66% to 37.98%
      2002                           3,751    $4.01 to $4.16           15,341          -       0.90% to 2.55%     -25.05% to -23.53%
      2001                           2,097    $5.35 to $5.44           11,310       0.24       0.90% to 2.25%     -37.19% to -36.52%
      2000                             318    $8.55 to $8.57            2,720          *              *                   *
    Putnam VT Discovery Growth
      2003                             403    $7.69 to $8.00            3,173          -       0.95% to 2.55%      28.60% to 30.72%
      2002                             271    $5.98 to $6.12            1,645          -       0.95% to 2.55%     -31.34% to -30.22%
      2001                              66    $8.71 to $8.77              577         **       0.95% to 2.40%             **
      2000                              **          **                     **         **             **                   **

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Putnam VT Growth and Income
    2003                               338    $9.05 to $9.62          $ 3,201       1.40 %     0.95% to 2.55%      24.31% to 26.25%
    2002                               220    $7.28 to $7.62            1,662       1.62       0.95% to 2.55%     -21.30% to -19.79%
    2001                                48    $9.25 to $9.50              455         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  Putnam VT International Growth
    and Income
    2003                               394   $10.64 to $11.07           4,299       1.40       0.95% to 2.55%      34.51% to 36.67%
    2002                               371    $7.91 to $8.10            2,981       0.28       0.95% to 2.55%     -16.21% to -14.65%
    2001                                64    $9.44 to $9.49              604         **       0.95% to 1.90%             **
    2000                                **          **                     **         **             **                   **
  Smith Barney High Income
    2003                                22   $14.18 to $14.37             308       6.70       1.25% to 1.40%       25.71% to 25.94%
    2002                                28   $11.28 to $11.41             319      24.02       1.25% to 1.40%      -4.57% to -4.44%
    2001                                31   $11.82 to $11.94             370      12.01       1.25% to 1.40%      -5.14% to -4.94%
    2000                                36   $12.46 to $12.56             446          *              *                    *
  Smith Barney International All
    Cap Growth
    2003                                20   $11.09 to $11.23             221       0.95       1.25% to 1.40%       25.74% to 25.90%
    2002                                23    $8.82 to $8.92              201       0.95       1.25% to 1.40%     -26.74% to -26.64%
    2001                                25   $12.04 to $12.16             300          -       1.25% to 1.40%     -32.13% to -32.03%
    2000                                26   $17.74 to $17.89             455          *              *                    *
  Smith Barney Large Cap Value
    2003                                23   $17.73 to $17.96             405       1.55       1.25% to 1.40%       25.83% to 25.95%
    2002                                26   $14.09 to $14.26             371       3.74       1.25% to 1.40%     -26.46% to -26.30%
    2001                                29   $19.16 to $19.35             563       1.39       1.25% to 1.40%      -9.45% to -9.33%
    2000                                33   $21.16 to $21.34             692          *              *                    *

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
  Smith Barney Money Market
    2003                                 4        $12.44                 $ 50       1.04 %          1.40%               -0.72%
    2002                                11   $12.53 to $12.68             143       1.30       1.25% to 1.40%       -0.16% to 0.00%
    2001                                17   $12.55 to $12.68             221       3.49       1.25% to 1.40%       2.28% to 2.42%
    2000                                13   $12.27 to $12.38             156          *              *                    *
  UBS Tactical Allocation
    2003                               511    $8.72 to $11.01           4,584       0.49       0.95% to 2.55%      24.22% to 26.15%
    2002                               217    $7.02 to $7.19            1,548       0.45       0.95% to 2.55%     -25.08% to -23.67%
    2001                                84    $9.37 to $9.42              787         **       0.95% to 2.20%             **
    2000                                **          **                     **         **             **                   **
  WellsFargo VT Asset Allocation
    2003                                 2        $10.54                   25       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  WellsFargo VT Equity Income
    2003                                 1        $10.75                   11       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****
  WellsFargo VT Large Company
    Growth
    2003                                 3        $10.26                   34       ****            1.90%                 ****
    2002                              ****         ****                  ****       ****             ****                 ****
    2001                              ****         ****                  ****       ****             ****                 ****
    2000                              ****         ****                  ****       ****             ****                 ****

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Notes to Financial Statements

                                                                                Investment
                                   Units      Unit Fair Value    Net Assets      Income       Expense Ratio(B)     Total Return(C)
         Division                 (000's)   (lowest to highest)    (000's)       Ratio(A)   (lowest to highest)  (lowest to highest)
-------------------------------- ---------- -------------------- -------------  ------------ ------------------- -------------------
    Wells Fargo VT Small Cap
      Growth
      2003                               1        $10.64                  $ 7       ****  %         1.90%                  ****
      2002                            ****         ****                  ****       ****             ****                  ****
      2001                            ****         ****                  ****       ****             ****                  ****
      2000                            ****         ****                  ****       ****             ****                  ****

*        Not provided for 2000.
** As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
*** As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
**** As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C     Total Return is calculated as the change in unit value for each Band
      presented in Note 8.   Certain items in this table are presented as a
      range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Form No. SAI.FOCUS-04                                        INGUSA Ed. May 2004

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                   ING USA ANNUITY AND LIFE INSURANCE COMPANY,
                 FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY
          (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)
                                   SCHEDULE I
          SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN AFFILIATES
                             AS OF DECEMBER 31, 2003
                                   (MILLIONS)

                                                                                                 AMOUNT
                                                                                                SHOWN ON
TYPE OF INVESTMENTS                                                   COST         VALUE*     BALANCE SHEET
                                                                  ------------  ------------  -------------
Fixed maturities:
   U.S. government and government agencies and authorities        $       23.8  $       23.9  $        23.9
   State, municipalities and political subdivisions                        5.0           4.6            4.6
   Public utilities securities                                           482.1         514.1          514.1
   Other U.S. corporate securities                                     2,630.8       2,747.4        2,747.4
   Foreign securities (1)                                                628.2         653.0          653.0
   Mortgage-backed securities                                            790.0         791.4          791.4
   Other asset-backed securities                                         487.1         488.9          488.9
                                                                  ------------  ------------  -------------

          Total fixed maturities                                       5,047.0       5,223.3        5,223.3
                                                                  ------------  ------------  -------------

Total equity securities                                                    5.3           5.6            5.6
                                                                  ------------  ------------  -------------

Short term investments                                                    17.7          17.7           17.7
Mortgage loans                                                           847.6         878.1          847.6
Policy loans                                                              17.5          17.5           17.5
                                                                  ------------  ------------  -------------
          Total other investments                                 $      882.8  $      913.3  $       882.8
                                                                  ============  ============  =============

*   See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY,
                 FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY
          (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)
                                   SCHEDULE IV
                             REINSURANCE INFORMATION
         AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                   (MILLIONS)

                                                                                          PERCENTAGE OF
(MILLIONS)                                   GROSS       CEDED      ASSUMED      NET      ASSUMED TO NET
                                           ----------  ----------  ---------  ----------  --------------
YEAR ENDED DECEMBER 31, 2003
Life insurance in force                    $    154.0  $     79.3  $       -  $     74.7             0.0%

YEAR ENDED DECEMBER 31, 2002
Life insurance in force                    $    158.7  $     90.7  $       -  $     68.0             0.0%

YEAR ENDED DECEMBER 31, 2001
Life insurance in force                    $    169.3  $     94.8  $       -  $     74.5             0.0%

EXHIBITS

(b)

(1) Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

(2)    Not applicable

(3)(a) Distribution Agreement between the Depositor and Directed Services, Inc. (1)
   (b) Form of Dealers Agreement (1)
   (c) Organizational Agreement (1)
   (d) Addendum to Organizational Agreement (1)
   (e) Expense Reimbursement Agreement (1)
   (f) Form of Assignment Agreement for Organizational Agreement (1)
   (g) Amendment to the Distribution Agreement between ING USA and DSI.

(4)(a) Group Deferred Combination Variable and Fixed Annuity Master Contract (7)
   (b) Individual Deferred Combination Variable and Fixed Annuity Contract (7)

   (c) Deferred Combination Variable and Fixed Annuity Certificate (7)
   (d) Form of GET Fund Rider (2)
   (e) Section 72 Rider (2)
   (f) Waiver of Surrender Charge Rider (2)
   (g) Individual Retirement Annuity Rider (6)
   (h) ROTH Individual Retirement Annuity Rider (6)
   (i) Simple Retirement Account Rider (6)
   (j) 403(b) Rider (6)
   (t) Company Address and Name Change Endorsement. (8)

(5)(a) Individual Deferred Combination Variable and Fixed Annuity
      Application (7)

(6)(a) Amended and Restated Articles of Incorporation of ING USA Annuity and Life Insurance Company, dated (01/01/04). (8)
   (b) Amended and Restated By-Laws of ING USA annuity and Life Insurance Company, dated (01/01/04). (8)
   (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99). (10)
   (d) Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03). (8)

(7)  Not applicable

(8)(a) Service Agreement between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa (1)
   (b) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc.(1)
   (c) Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC (1)
   (d) Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies listed on Exhibit B (2)
   (e) Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. (2)
   (f) Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies (2)
   (g) Participation Agreement between Golden American and ING Variable Products Trust (3)
   (h) Participation Agreement between Golden American and Pioneer Variable Contracts Trust (3)
   (i) Participation Agreement between Golden American and Fidelity
      Variable Insurance Products (3)
   (j) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (3)

   (k) Participation Agreement between Golden American and ING Variable Portfolios, Inc. (4)
   (l) Participation Agreement between Golden American and Franklin Templeton Variable Insurance Products Trust (4)
   (m) Participation Agreement between Golden American and
      ING Partners, Inc. (4)
   (n) Amendment to Participation Agreement between Golden American and
      ING Partners, Inc. (4)
   (o) Participation Agreement between Golden American and Janus Capital Corporation (4)
   (p) Form of Participation Agreement between Golden American and Oppenheimer Variable Account Funds (4)

(9)    Opinion and Consent

(10)   Consent Independent Auditors

(11)   Not applicable

(12)   Not applicable

(13)   Powers of Attorney (9)

----------
(1) Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 28, 2001.

(2) Incorporated by reference to Pre-Effective Amendment 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001.

(3) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 333-70600, 811-5626).

(5) Incorporated herein by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on June 14, 2002 (File Nos. 333-90516, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 34 to a

   Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-90516, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

(10) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28679, 811-5626).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL                         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                           DEPOSITOR
------------------                         --------------------------
Keith Gubbay(1)                            Director and President

Thomas Joseph McInerney(1)                 Director

Kathleen Ann Murphy(1)                     Director

Jacques de Vaucleroy(1)                    Director and Senior Vice President

David A. Wheat(1)                          Director, Senior Vice President and
                                              Chief Financial Officer
James R. Gelder(2)                         Senior Vice President

James R. McInnis(3)                        Senior Vice President

Shaun Patrick Mathews(2)                   Senior Vice President

Stephen Joseph Preston(3)                  Senior Vice President

Boyd George Combs(1)                       Senior Vice President, Tax

David Scott Pendergrass(1)                 Vice President and Treasurer

Paula Cludray-Engelke(4)                   Secretary

David Lee Jacobson(3)                      Assistant Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.
(1) The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(2) The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
(3) The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
(4) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant.

--------------------------------------------------------------------------------
List of ING Affiliated Entities
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
"The Seven Provinces" Insurance Underwriters Ltd.          Ltd.        10001467    98.00
"Transatlantica" Herverzekering Maatschappij N.V.          N.V.        10000511   100.00   Schenkkade 65
1084703 Ontario Inc. 1)                                    Inc.                    49.00   181 University Avenue, 7th
                                                                                             Floor
1118632 Ontario Inc.                                       Inc.                   100.00   128 Lansdowne Avenue East
1158157 Ontario Ltd. 1)                                    Ltd.                    49.00   181 University Avenue, 7th
                                                                                             Floor
1300 Connecticut Avenue Joint Venture                      Inc.        40000246   100.00   66 Canal Center Plaza,
                                                                                             Suite 500
1418583 Ontario Ltd. 1)                                    Ltd.                    49.00   181 University Avenue, 7th
                                                                                             Floor
3662578 Canada Inc. 1)                                     Inc.                    49.00   181 University Avenue, 7th
                                                                                             Floor
3W Vastgoed B.V.                                           B.V.        50000611    29.33   Statensingel 2
52 Philip Street Pty Limited                               Ltd.        10001491   100.00   Level 13, 347 Kent Street
828799 Alberta Ltd. 1)                                     Ltd.                    49.00   181 University Avenue, 7th
                                                                                             Floor
828803 Alberta Ltd. 1)                                     Ltd.                    49.00   181 University Avenue, 7th
                                                                                             Floor
828809 Alberta Ltd. 1)                                     Ltd.                    49.00   181 University Avenue, 7th
                                                                                             Floor
829031 Alberta Ltd. 1)                                     Ltd.                    49.00   11120 - 178th Street
829037 Alberta Ltd. 1)                                     Ltd.                    49.00   11120 - 178th Street
A. Prins B.V.                                              B.V.        10001349    70.03   Havenkade 1
A. Prins Makelaardij o/g B.V.                              B.V.        10001368   100.00   Havenkade 1
A. van der Molen Herenmode B.V.                            B.V.        20001493   100.00   Bijlmerplein 888
A. van der Pol Beleggingsmaatschappij Amsterdam B.V.       B.V.        20001773   100.00   Bijlmerplein 888
A. Van Venrooy Beleggingen B.V.                            B.V.        20001764   100.00   Bijlmerplein 888
A.G. Ilcken & Co. Buro-KG                                  K.G.        50000227    40.00   Myliusstra(beta)e 33-37
A.H.F. Bank N.V.                                           N.V.        50001300   100.00   Amstelveenseweg 500
Aberlady B.V.                                              B.V.        20001670   100.00   Bijlmerplein 888
Abiform Pty Limited                                        Ltd.        10001493   100.00   Level 13, 347 Kent Street
ABO Bijlsma Assurantien B.V.                               B.V.        10001274   100.00   P.C. Hooftweg 5
ABOYNE B.V.                                                B.V.        50000469   100.00   Amstelveenseweg 500
Abrocoma B.V.                                              B.V.        20001567   100.00   Bijlmerplein 888
ABV Staete B.V.                                            B.V.        10000526   100.00   Schenkkade 65
Aceros B.V.                                                B.V.        20001631    98.28   Bijlmerplein 888
Aconto B.V.                                                B.V.        20000193   100.00   Bijlmerplein 888
ACT Administratie Service B.V.                             B.V.        10000023   100.00   Schenkkade 65
ACT Computer Services B.V.                                 B.V.        10000024   100.00   Schenkkade 65
ACT Direct Investment Pty Limited                          Ltd.        50000525   100.00   Level 13, 347 Kent Street
ACT Internet Services B.V.                                 B.V.        10000022   100.00   Schenkkade 65
Acti Location SA                                           S.A.        20002204    99.99   90/102 Ave du General de
                                                                                             Gaulle, Coeur de la
                                                                                             Defense Tour  A, Place de
                                                                                             la Defense
Acti-Bail SA                                               S.A.        50001296   100.00   110 Esplanade gal de Gaulle
Administratie- en Trustkantoor van het Beleggingsfonds
  voor Protestants Nederland B.V.                          B.V.        50000392   100.00   Herculesplein 5
Administratiekantoor de Leuve B.V.                         B.V.        20000670   100.00   Mr. Treublaan 7
Admiral Nominees Limited                                   Ltd.        50001155   100.00   Barfield House, St Julians
                                                                                             Avenue
Adviser Lending Services Pty Limited                       Ltd.        50000346   100.00   Level 13, 347 Kent Street
Advisor Asset Management Limited                           Ltd.        10001512   100.00   Level 1 160 Queen Street
Advisor Investment Services Limited                        Ltd.        10001511   100.00   Level 13, 347 Kent Street
Advisor Research Pty Limited                               Ltd.        10001514   100.00   Level 1 160 Queen Street
Aeltus Investment Management, Inc.                         Inc.        50000730   100.00   10 State House Square
Aeltus Trust Company                                       Corp.       50000721   100.00   10 State House Square
Aeneas Beheer B.V.                                         B.V.        50000528   100.00   Bijlmerplein 888
Aetna (Netherlands) Holdings B.V.                          B.V.                   100.00   Hoekenrode 6
Aetna Insurance Agency of Texas, Inc. 1)                   Inc.        50000460   100.00   151 Farmington Avenue
Afamco B.V.                                                B.V.        20002025   100.00   Bijlmerplein 888
Afore Holding B.V                                          B.V.        10001320   100.00   Amstelveenseweg 500

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
"The Seven Provinces" Insurance Underwriters Ltd.                         London                       United Kingdom
"Transatlantica" Herverzekering Maatschappij N.V.          2565 AS        Den Haag                     Netherlands
1084703 Ontario Inc. 1)                                    M5H 3M7        Toronto (Ontario)            Canada
1118632 Ontario Inc.                                       ON P0H 1H0     Callander                    Canada
1158157 Ontario Ltd. 1)                                    M5H 3M7        Toronto (Ontario)            Canada
1300 Connecticut Avenue Joint Venture                      VI 22314       Alexandria (Virginia)        United States of America
1418583 Ontario Ltd. 1)                                    M5H 3M7        Toronto (Ontario)            Canada
3662578 Canada Inc. 1)                                     M5H 3M7        Toronto (Ontario)            Canada
3W Vastgoed B.V.                                           6247 KD        Maastricht                   Netherlands
52 Philip Street Pty Limited                               NSW 2000       Sydney                       Australia
828799 Alberta Ltd. 1)                                     M5H 3M7        Toronto (Ontario)            Canada
828803 Alberta Ltd. 1)                                     M5H 3M7        Toronto (Ontario)            Canada
828809 Alberta Ltd. 1)                                     M5H 3M7        Toronto (Ontario)            Canada
829031 Alberta Ltd. 1)                                     AB T5S 1P2     Edmonton                     Canada
829037 Alberta Ltd. 1)                                     AB T5S 1P2     Edmonton                     Canada
A. Prins B.V.                                              1973AH         IJmuiden                     Netherlands
A. Prins Makelaardij o/g B.V.                              1973AH         IJmuiden                     Netherlands
A. van der Molen Herenmode B.V.                            1102 MG        Amsterdam Zuidoost           Netherlands
A. van der Pol Beleggingsmaatschappij Amsterdam B.V.       1102 MG        Amsterdam Zuidoost           Netherlands
A. Van Venrooy Beleggingen B.V.                            1102 MG        Amsterdam Zuidoost           Netherlands
A.G. Ilcken & Co. Buro-KG                                  60323          Frankfurt am Main            Germany
A.H.F. Bank N.V.                                           1081 KL        Amsterdam                    Netherlands
Aberlady B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Abiform Pty Limited                                        NSW 2000       Sydney                       Australia
ABO Bijlsma Assurantien B.V.                               1217 RJ        Hilversum                    Netherlands
ABOYNE B.V.                                                1081 KL        Amsterdam                    Netherlands
Abrocoma B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
ABV Staete B.V.                                            2595 AS        Den Haag                     Netherlands
Aceros B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Aconto B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
ACT Administratie Service B.V.                             2595 AS        Den Haag                     Netherlands
ACT Computer Services B.V.                                 2595 AS        Den Haag                     Netherlands
ACT Direct Investment Pty Limited                          NSW 2000       Sydney                       Australia
ACT Internet Services B.V.                                 2595 AS        Den Haag                     Netherlands
Acti Location SA                                           92400          Paris                        France
Acti-Bail SA                                               92931          Paris                        France
Administratie- en Trustkantoor van het Beleggingsfonds
  voor Protestants Nederland B.V.                          3584 AA        Utrecht                      Netherlands
Administratiekantoor de Leuve B.V.                         1097 DP        Amsterdam                    Netherlands
Admiral Nominees Limited                                   GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Adviser Lending Services Pty Limited                       NSW 2000       Sydney                       Australia
Advisor Asset Management Limited                           VIC 3000       Melbourne                    Australia
Advisor Investment Services Limited                        NSW 2000       Sydney                       Australia
Advisor Research Pty Limited                               VIC 3000       Melbourne                    Australia
Aeltus Investment Management, Inc.                         CT 06103-3602  Hartford                     United States of America
Aeltus Trust Company                                       CT 06103-3602  Hartford                     United States of America
Aeneas Beheer B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
Aetna (Netherlands) Holdings B.V.                          1102 BR        Amsterdam                    Netherlands
Aetna Insurance Agency of Texas, Inc. 1)                   CT 06156       Hartfort, CT                 United States of America
Afamco B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Afore Holding B.V                                          1081 KL        Amsterdam                    Netherlands

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Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
"The Seven Provinces" Insurance Underwriters Ltd.          Insurance Underwriting
"Transatlantica" Herverzekering Maatschappij N.V.          Reinsurance
1084703 Ontario Inc. 1)                                    Inactive
1118632 Ontario Inc.                                       Insurance broker
1158157 Ontario Ltd. 1)                                    Inactive
1300 Connecticut Avenue Joint Venture                      Real Estate Management
1418583 Ontario Ltd. 1)                                    Holding
3662578 Canada Inc. 1)                                     Holding
3W Vastgoed B.V.                                           Real Estate Management
52 Philip Street Pty Limited                               Holding
828799 Alberta Ltd. 1)                                     Holding
828803 Alberta Ltd. 1)                                     Inactive
828809 Alberta Ltd. 1)                                     Inactive
829031 Alberta Ltd. 1)                                     Inactive
829037 Alberta Ltd. 1)                                     Inactive
A. Prins B.V.                                              Insurance broker
A. Prins Makelaardij o/g B.V.                              Insurance broker
A. van der Molen Herenmode B.V.                            Cash Company
A. van der Pol Beleggingsmaatschappij Amsterdam B.V.       Cash Company
A. Van Venrooy Beleggingen B.V.                            Cash Company
A.G. Ilcken & Co. Buro-KG                                  Real Estate Management
A.H.F. Bank N.V.                                           Financial Services
Aberlady B.V.                                              Cash Company
Abiform Pty Limited                                        Investment Company
ABO Bijlsma Assurantien B.V.                               Insurance broker
ABOYNE B.V.                                                Cash Company
Abrocoma B.V.                                              Cash Company
ABV Staete B.V.                                            Real Estate Management
Aceros B.V.                                                Cash Company
Aconto B.V.                                                Cash Company
ACT Administratie Service B.V.                             Holding
ACT Computer Services B.V.                                 Service Company
ACT Direct Investment Pty Limited                          Financial Services
ACT Internet Services B.V.                                 Holding
Acti Location SA                                           Financial Services
Acti-Bail SA                                               Financial Services
Administratie- en Trustkantoor van het Beleggingsfonds
  voor Protestants Nederland B.V.                          Trust Company
Administratiekantoor de Leuve B.V.                         Mngmnt. & Adm. of shares
Admiral Nominees Limited                                   Custody
Adviser Lending Services Pty Limited                       Lease
Advisor Asset Management Limited                           Financial Services
Advisor Investment Services Limited                        Financial Services
Advisor Research Pty Limited                               Financial Services
Aeltus Investment Management, Inc.                         Investment Advisory
Aeltus Trust Company                                       Trust Company
Aeneas Beheer B.V.                                         Cash Company
Aetna (Netherlands) Holdings B.V.                          Service Company
Aetna Insurance Agency of Texas, Inc. 1)                   Insurance broker
Afamco B.V.                                                Cash Company
Afore Holding B.V                                          Dormant

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                   % owned
------------------------------------------------------------------------------------------------------------------------------------
"The Seven Provinces" Insurance Underwriters Ltd.          Assurantiemaatschappij "De Zeven Provincien" N.V.            98.00
"Transatlantica" Herverzekering Maatschappij N.V.          Assurantiemaatschappij "De Zeven Provincien" N.V.           100.00
1084703 Ontario Inc. 1)                                    Equisure Financial Management Limited                       100.00
1118632 Ontario Inc.                                       G. R. Hutchison Insurance Brokers Ltd.                      100.00
1158157 Ontario Ltd. 1)                                    Equisure Financial Network, Inc.                             49.00
1300 Connecticut Avenue Joint Venture                      ING Real Estate International Development B.V.              100.00
1418583 Ontario Ltd. 1)                                    Equisure Financial Network, Inc.                             49.00
3662578 Canada Inc. 1)                                     Equisure Financial Network, Inc.                             49.00
3W Vastgoed B.V.                                           ING Vastgoed Ontwikkeling B.V.                               29.33
52 Philip Street Pty Limited                               Australian Community Insurance Ltd.                         100.00
828799 Alberta Ltd. 1)                                     Equisure Financial Network, Inc.                             49.00
828803 Alberta Ltd. 1)                                     Equisure Financial Network, Inc.                             49.00
828809 Alberta Ltd. 1)                                     Equisure Insurance Services Ltd.                            100.00
829031 Alberta Ltd. 1)                                     Equisure Financial Network, Inc.                             49.00
829037 Alberta Ltd. 1)                                     Equisure Financial Network, Inc.                             49.00
A. Prins B.V.                                              Belhaska XI B.V.                                              0.10
A. Prins Makelaardij o/g B.V.                              A. Prins B.V.                                               100.00
A. van der Molen Herenmode B.V.                            ING Prena B.V.                                              100.00
A. van der Pol Beleggingsmaatschappij Amsterdam B.V.       ING Prena B.V.                                              100.00
A. Van Venrooy Beleggingen B.V.                            ING Prena B.V.                                              100.00
A.G. Ilcken & Co. Buro-KG                                  ING-BHF Bank AG                                              21.00
A.H.F. Bank N.V.                                           ING Bank N.V.                                               100.00
Aberlady B.V.                                              Embee Holding B.V.                                          100.00
Abiform Pty Limited                                        ING Life Limited                                            100.00
ABO Bijlsma Assurantien B.V.                               Belhaska XI B.V.                                             10.00
ABOYNE B.V.                                                ING Bank N.V.                                               100.00
Abrocoma B.V.                                              ING Prena B.V.                                              100.00
ABV Staete B.V.                                            BOZ B.V.                                                    100.00
Aceros B.V.                                                ING Prena B.V.                                               98.28
Aconto B.V.                                                Trust Maatschappij ING Bank B.V.                            100.00
ACT Administratie Service B.V.                             B.V. Administratie Centrum voor Tussenpersonen ACT          100.00
ACT Computer Services B.V.                                 B.V. Administratie Centrum voor Tussenpersonen ACT          100.00
ACT Direct Investment Pty Limited                          Integrated Networks Pty Limited                             100.00
ACT Internet Services B.V.                                 ING Support Holding B.V.                                    100.00
Acti Location SA                                           ING Lease Holding France S.A.                                99.99
Acti-Bail SA                                               ING Lease Holding France S.A.                               100.00
Administratie- en Trustkantoor van het Beleggingsfonds
  voor Protestants Nederland B.V.                          CenE Bankiers N.V.                                          100.00
Administratiekantoor de Leuve B.V.                         InterAdvies N.V.                                            100.00
Admiral Nominees Limited                                   Guernsey International Fund Managers Limited                 50.00
Adviser Lending Services Pty Limited                       Austadvisers Equity Pty Limited                             100.00
Advisor Asset Management Limited                           Advisor Investment Services Limited                         100.00
Advisor Investment Services Limited                        Partnership Planning Ltd.                                   100.00
Advisor Research Pty Limited                               Advisor Investment Services Limited                         100.00
Aeltus Investment Management, Inc.                         ING Investment Management LLC                               100.00
Aeltus Trust Company                                       Aeltus Investment Management, Inc.                          100.00
Aeneas Beheer B.V.                                         ING Prena B.V.                                              100.00
Aetna (Netherlands) Holdings B.V.                          ING Insurance International B.V.                            100.00
Aetna Insurance Agency of Texas, Inc. 1)                   ING Insurance Services Holding Company, Inc.                100.00
Afamco B.V.                                                ING Prena B.V.                                              100.00
Afore Holding B.V                                          ING Insurance International B.V.                            100.00

----------------------------------------------------------------------------------------------------------------------------

Company name                                                Parent 2                      % owned
----------------------------------------------------------------------------------------------------------------------------
"The Seven Provinces" Insurance Underwriters Ltd.
"Transatlantica" Herverzekering Maatschappij N.V.
1084703 Ontario Inc. 1)
1118632 Ontario Inc.
1158157 Ontario Ltd. 1)
1300 Connecticut Avenue Joint Venture
1418583 Ontario Ltd. 1)
3662578 Canada Inc. 1)
3W Vastgoed B.V.
52 Philip Street Pty Limited
828799 Alberta Ltd. 1)
828803 Alberta Ltd. 1)
828809 Alberta Ltd. 1)
829031 Alberta Ltd. 1)
829037 Alberta Ltd. 1)
A. Prins B.V.                                               Belhaska XI B.V.                69.93
A. Prins Makelaardij o/g B.V.
A. van der Molen Herenmode B.V.
A. van der Pol Beleggingsmaatschappij Amsterdam B.V.
A. Van Venrooy Beleggingen B.V.
A.G. Ilcken & Co. Buro-KG                                   BHF Immobilien-GmbH             19.00
A.H.F. Bank N.V.
Aberlady B.V.
Abiform Pty Limited
ABO Bijlsma Assurantien B.V.                                Oostermij B.V.                  90.00
ABOYNE B.V.
Abrocoma B.V.
ABV Staete B.V.
Aceros B.V.
Aconto B.V.
ACT Administratie Service B.V.
ACT Computer Services B.V.
ACT Direct Investment Pty Limited
ACT Internet Services B.V.
Acti Location SA
Acti-Bail SA
Administratie- en Trustkantoor van het Beleggingsfonds
  voor Protestants Nederland B.V.
Administratiekantoor de Leuve B.V.
Admiral Nominees Limited                                    Doyle Administration Limited    50.00
Adviser Lending Services Pty Limited
Advisor Asset Management Limited
Advisor Investment Services Limited
Advisor Research Pty Limited
Aeltus Investment Management, Inc.
Aeltus Trust Company
Aeneas Beheer B.V.
Aetna (Netherlands) Holdings B.V.
Aetna Insurance Agency of Texas, Inc. 1)
Afamco B.V.
Afore Holding B.V

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
AFP Integra Peru                                           S.A.                    60.20   Av Canaval y Moreyra 522,
                                                                                             6to Piso
AFP Santa Maria S.A.                                       S.A.                    97.60   10th Floor, Los
                                                                                             Conquistadores 1700
Agfa Finance SA                                            S.A.        20002164    48.39   Avenue de Cortenbergh 71
Agpo Participatiemaatschappij B.V.                         B.V.        20000805    52.50   Runnenburg 30
Aibgee Pty Limited                                         Ltd.        10001495   100.00   Level 1 160 Queen Street
Air Finance Amsterdam B.V.                                 B.V.        20001121   100.00   Karspeldreef 14
Air Finance Holland B.V.                                   B.V.        20000666   100.00   Bijlmerplein 888
Airlease Fin Group                                         Ltd.        20002279     5.00   St Allban's Park
Airlease Finance Ltd.                                      Ltd.        20002215    36.36   St Allban's Park
Akelius Fonder Plc.                                        Plc.                        -   IFSC House, International
                                                                                             Financial Services Centre
Albranis B.V.                                              B.V.        20001044   100.00   Bijlmerplein 888
Alegro Krediet B.V.                                        B.V.        20001527   100.00   Hang 6
Alegron Belegging B.V.                                     B.V.        20000182   100.00   Bijlmerplein 888
Algemeene Hypotheekbank N.V.                               N.V.        20001917   100.00   Schenkkade 65
Algemeene Waarborgmaatschappij N.V.                        N.V.        20001926   100.00   Schenkkade 65
Alismafar Beheer B.V.                                      B.V.        20001648   100.00   Herculesplein 5
Alkmare B.V.                                               B.V.        40000026   100.00   Schenkkade 65
Allgemeine Deutsche Direktbank AG                          AG          20001950   100.00   Baselerstrasse 27-31
Almacenadora Comercial America                             S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th
                                                                                             Floor, Col. San Geranimo
                                                                                             Aculco
Almenzor B.V.                                              B.V.        20001116   100.00   Bijlmerplein 888
Alpha 2 GmbH                                               GmbH        20000003   100.00   Willingenhusenerweg 5b
Alpha 3 GmbH                                               GmbH        20000004   100.00   Willingenhusenerweg 5b
Alpha 4 GmbH                                               GmbH        20000005   100.00   Willingenhusenerweg 5b
Altasec N.V.                                               N.V.        20001014   100.00   Kaya W.F.G. (Jombi)
                                                                                             Mensing 14
Altigest S.A.                                              S.A.        50001280    53.00   4 Place Vendome
Altube B.V.                                                B.V.        20001618   100.00   Bijlmerplein 888
Alyssum B.V.                                               B.V.        50000549   100.00   Bijlmerplein 888
Amellus Holdings Ltd.                                      Ltd.        20002051   100.00   St Allban's Park
Amer IV Monumenten B.V.                                    B.V.        50000104   100.00   Schenkkade 65
Amersfoort Premiewoningen B.V.                             B.V.        10000559    50.00   Schenkkade 65
Amersfoort-Staete B.V.                                     B.V.        10000527   100.00   Schenkkade 65
Amev Venture Associates II LP                              L.P.        20000877    16.28   333 Thornall St.Edison
Amev Venture Associates III LP                             L.P.        20000878     7.61   333 Thornall St.Edison
Amfas Explotatie Maatschappij B.V.                         B.V.        10000610   100.00   Amstelveenseweg 500
Amfas Hypotheken N.V.                                      N.V.        10000619   100.00   Weena 505
Amfas Pty Ltd.                                             Ltd.        10001417   100.00   Level 13, 347 Kent Street
Amstel Gaasperdam B.V.                                     B.V.        20001948   100.00   Schenkkade 65
Amsterdamse Poort Holding IV B.V.                          B.V.        40000105   100.00   Schenkkade 65
Amsterdamse Poort II B.V.                                  B.V.        40000116   100.00   Schenkkade 65
Amsterdamse Poort IV B.V.                                  B.V.        40000113   100.00   Schenkkade 65
Amstgeld Global Custody NV                                 N.V.        50000106   100.00   Paleisstraat 1
Amstgeld Management AG                                     A.G.        20001941   100.00   Alpenstrasse 1
Amstgeld N.V.                                              N.V.        20001945   100.00   Paleisstraat 1
Amstgeld Trust AG                                          A.G.        20001940   100.00   Alpenstrasse 1
Anardel B.V.                                               B.V.        20002030   100.00   Bijlmerplein 888
Anilius N.V.                                               N.V.        20002389   100.00   Bijlmerplein 888
Anodyne Nominees (Proprietary) Limited                     Ltd.        20001412   100.00   7F, 27 Diagonal Street
Antilliaanse Borg-Maatschappij N.V.                        N.V.        10001477   100.00   Kaya W.F.G. (Jombi)
                                                                                             Mensing 14
Antof N.V.                                                 N.V.        50000002   100.00   Bijlmerplein 888
Anton Bassant Holding B.V.                                 B.V.        50000005   100.00   Drentestraat 24
ANZ General Insurance Pty Limited                          Ltd.        50001227    51.00   Level 13, 347 Kent Street
ANZ Insage Pty Limited                                     Ltd.        50001228    51.00   Level 13, 347 Kent Street
ANZ Life Assurance Company Limited                         Ltd.        50001224    51.00   Level 13, 347 Kent Street
ANZ Managed Investments Limited                            Ltd.        50001225    51.00   Level 13, 347 Kent Street
AO Artsen-Verzekeringen N.V.                               N.V.        10000008   100.00   Koninginnegracht 93
Apollo Fund Plc.                                                                       -   IFSC House, International
                                                                                             Financial Services Centre
APW Industriebeteiligungs-GmbH                             GmbH        50000228    98.23   Bockenheimer Landstrasse 10
Aralar B.V.                                                B.V.        20001530   100.00   Bijlmerplein 888
Arbor Private Asset Management S.A.                        S.A.        50000704   100.00   Place du Champ de Mars 2
Arcelia Limited                                            Ltd.        50001052   100.00   1101 ING Tower, 308 Des
                                                                                             Voeux Road
Arenda B.V.                                                B.V.        20000674   100.00   Reeuwijkse Poort 211
Arenda Holding B.V.                                        B.V.        20001522   100.00   Reeuwijkse Poort 211
Arenda I B.V.                                              B.V.        20001521   100.00   Reeuwijkse Poort 211
Arenda II B.V.                                             B.V.        20001753   100.00   Reeuwijkse Poort 211
Arenda III B.V.                                            B.V.        20001518   100.00   Reeuwijkse Poort 211
Arenda IV B.V.                                             B.V.        20001528   100.00   Reeuwijkse Poort 211
Arma Beheer B.V.                                           B.V.        20000601    23.40   Herculesplein 5
Armstrong Jones Life Assurance Limited                     Ltd.        10001517   100.00   347 Kent Street, level 11
Armstrong Jones Management Limited                         Ltd.        10001523   100.00   347 Kent Street, level 11
Armstrong Jones Nominees (NZ) Limited                      Ltd.        10001521   100.00   135 Albert Street, Level 13
Armstrong Jones Portfolio Managament Pty Ltd.              Ltd.        10001522   100.00   347 Kent Street, level 11
Armstrong Jones Project Management Pty Ltd.                Ltd.        10001524   100.00   347 Kent Street, level 11
Armstrong Jones Pty Ltd.                                   Ltd.        10001525   100.00   347 Kent Street, level 11
Arnhem Staete B.V.                                         B.V.        10000560   100.00   Schenkkade 65
Arnold Limited                                             Ltd.        20001369   100.00   St. Julians Avenue
Arrendadora Comercial America                              S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th
                                                                                             Floor, Col. San Geranimo
                                                                                             Aculco
Arrowhead Ltd.                                             Ltd.        50000169   100.00   Cedar House, 41 Cedar
                                                                                             Avenue
Artolis B.V.                                               B.V.        20001771   100.00   Bijlmerplein 888
Asa studenten uitzendbureau holding B.V.                   B.V.        20002359   100.00   Herculesplein 5
Asesories Providencia                                      S.A.                    99.00   Av. Nueva Tajamar 481, piso
                                                                                             17, Torre Norte, Las
                                                                                             Condes

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
AFP Integra Peru                                           27             Lima                         Peru
AFP Santa Maria S.A.                                                      Santiago de Chile            Chile
Agfa Finance SA                                            1000           Bruxelles                    Belgium
Agpo Participatiemaatschappij B.V.                         3981 AZ        Bunnik                       Netherlands
Aibgee Pty Limited                                         VIC 3000       Melbourne                    Australia
Air Finance Amsterdam B.V.                                 1101 CK        Amsterdam Zuidoost           Netherlands
Air Finance Holland B.V.                                   1102 MG        Amsterdam Zuidoost           Netherlands
Airlease Fin Group                                         4              Dublin                       Ireland
Airlease Finance Ltd.                                      4              Dublin                       Ireland
Akelius Fonder Plc.                                        1              Dublin                       Ireland
Albranis B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Alegro Krediet B.V.                                        3011 GG        Rotterdam                    Netherlands
Alegron Belegging B.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
Algemeene Hypotheekbank N.V.                               2595 AS        Den Haag                     Netherlands
Algemeene Waarborgmaatschappij N.V.                        2595 AS        Den Haag                     Netherlands
Alismafar Beheer B.V.                                      3584 AA        Utrecht                      Netherlands
Alkmare B.V.                                               2595 AS        Den Haag                     Netherlands
Allgemeine Deutsche Direktbank AG                          60037          Frankfurt am Main            Germany
Almacenadora Comercial America                             10400          Mexico City                  Mexico
Almenzor B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Alpha 2 GmbH                                               D-22113        Osteinbek                    Germany
Alpha 3 GmbH                                               D-22113        Osteinbek                    Germany
Alpha 4 GmbH                                               D-22113        Osteinbek                    Germany
Altasec N.V.                                                              Willemstad, Curacao          Netherlands Antilles
Altigest S.A.                                              75001          Paris                        France
Altube B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Alyssum B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Amellus Holdings Ltd.                                      4              Dublin                       Ireland
Amer IV Monumenten B.V.                                    2595 AS        Den Haag                     Netherlands
Amersfoort Premiewoningen B.V.                             2595 AS        Den Haag                     Netherlands
Amersfoort-Staete B.V.                                     2595 AS        Den Haag                     Netherlands
Amev Venture Associates II LP                              NJ 08837       New Jersey                   United States of America
Amev Venture Associates III LP                             NJ 08837       New Jersey                   United States of America
Amfas Explotatie Maatschappij B.V.                         1081 KL        Amsterdam                    Netherlands
Amfas Hypotheken N.V.                                      3013 AL        Rotterdam                    Netherlands
Amfas Pty Ltd.                                             NSW 2000       Sydney                       Australia
Amstel Gaasperdam B.V.                                     2595 AS        Den Haag                     Netherlands
Amsterdamse Poort Holding IV B.V.                          2595 AS        Den Haag                     Netherlands
Amsterdamse Poort II B.V.                                  2595 AS        Den Haag                     Netherlands
Amsterdamse Poort IV B.V.                                  2595 AS        Den Haag                     Netherlands
Amstgeld Global Custody NV                                 1012 RB        Amsterdam                    Netherlands
Amstgeld Management AG                                     6304           Zug                          Switzerland
Amstgeld N.V.                                              1012 RB        Amsterdam                    Netherlands
Amstgeld Trust AG                                          6304           Zug                          Switzerland
Anardel B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Anilius N.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Anodyne Nominees (Proprietary) Limited                     2001           Johannesburg                 South Africa
Antilliaanse Borg-Maatschappij N.V.                                       Willemstad, Curacao          Netherlands Antilles
Antof N.V.                                                 1102 MG        Amsterdam Zuidoost           Netherlands
Anton Bassant Holding B.V.                                 1083 HK        Amsterdam                    Netherlands
ANZ General Insurance Pty Limited                          NSW 2000       Sydney                       Australia
ANZ Insage Pty Limited                                     NSW 2000       Sydney                       Australia
ANZ Life Assurance Company Limited                         NSW 2000       Sydney                       Australia
ANZ Managed Investments Limited                            NSW 2000       Sydney                       Australia
AO Artsen-Verzekeringen N.V.                               2514 AK        Den Haag                     Netherlands
Apollo Fund Plc.                                           1              Dublin                       Ireland
APW Industriebeteiligungs-GmbH                             60323          Frankfurt am Main            Germany
Aralar B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Arbor Private Asset Management S.A.                        1050           Brussels                     Belgium
Arcelia Limited                                            Central        Hong Kong                    Hong Kong
Arenda B.V.                                                2811 MZ        Reeuwijk                     Netherlands
Arenda Holding B.V.                                        2811 MZ        Reeuwijk                     Netherlands
Arenda I B.V.                                              2811MZ         Reeuwijk                     Netherlands
Arenda II B.V.                                             2811MZ         Reeuwijk                     Netherlands
Arenda III B.V.                                            2811 MZ        Reeuwijk                     Netherlands
Arenda IV B.V.                                             2811 MZ        Reeuwijk                     Netherlands
Arma Beheer B.V.                                           3584 AA        Utrecht                      Netherlands
Armstrong Jones Life Assurance Limited                     NSW 2000       Sydney                       Australia
Armstrong Jones Management Limited                         NSW 2000       Sydney                       Australia
Armstrong Jones Nominees (NZ) Limited                      1              Auckland                     New Zealand
Armstrong Jones Portfolio Managament Pty Ltd.              NSW 2000       Sydney                       Australia
Armstrong Jones Project Management Pty Ltd.                NSW 2000       Sydney                       Australia
Armstrong Jones Pty Ltd.                                   NSW 2000       Sydney                       Australia
Arnhem Staete B.V.                                         2595 AS        Den Haag                     Netherlands
Arnold Limited                                             GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Arrendadora Comercial America                              10400          Mexico City                  Mexico
Arrowhead Ltd.                                                            Hamilton                     Bermuda
Artolis B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Asa studenten uitzendbureau holding B.V.                   3584 AA        Utrecht                      Netherlands
Asesories Providencia                                                     Santiago de Chile            Chile

------------------------------------------------------------------------------------------------------------------------------------

Company name                                     Activity
------------------------------------------------------------------------------------------------------------------------------------
AFP Integra Peru                                 Financial Services
AFP Santa Maria S.A.
Agfa Finance SA                                  Lease
Agpo Participatiemaatschappij B.V.               Venture Capital
Aibgee Pty Limited                               Insurance broker
Air Finance Amsterdam B.V.                       Lease
Air Finance Holland B.V.                         Holding
Airlease Fin Group                               Lease
Airlease Finance Ltd.                            Lease
Akelius Fonder Plc.                              Investment Fund
Albranis B.V.                                    Cash Company
Alegro Krediet B.V.                              Finance Company
Alegron Belegging B.V.                           Financial Services
Algemeene Hypotheekbank N.V.                     Hypotheek/Mortgage bank
Algemeene Waarborgmaatschappij N.V.              Hypotheek/Mortgage bank
Alismafar Beheer B.V.                            Management Company (general)
Alkmare B.V.                                     Real Estate Management
Allgemeine Deutsche Direktbank AG                General Bank
Almacenadora Comercial America                   Financial Services
Almenzor B.V.                                    Cash Company
Alpha 2 GmbH                                     Lease
Alpha 3 GmbH                                     Lease
Alpha 4 GmbH                                     Lease
Altasec N.V.                                     Investment Company
Altigest S.A.                                    Real Estate Management
Altube B.V.                                      Cash Company
Alyssum B.V.                                     Cash Company
Amellus Holdings Ltd.                            Finance Company
Amer IV Monumenten B.V.                          Real Estate Exploitation
Amersfoort Premiewoningen B.V.                   Real Estate Investments
Amersfoort-Staete B.V.                           Real Estate Exploitation
Amev Venture Associates II LP                    Venture Capital
Amev Venture Associates III LP                   Venture Capital
Amfas Explotatie Maatschappij B.V.               Holding
Amfas Hypotheken N.V.                            Hypotheek/Mortgage bank
Amfas Pty Ltd.                                   Investment Company
Amstel Gaasperdam B.V.                           Financial Services
Amsterdamse Poort Holding IV B.V.                Holding
Amsterdamse Poort II B.V.                        Real Estate Development
Amsterdamse Poort IV B.V.                        Real Estate Development
Amstgeld Global Custody NV                       Custody
Amstgeld Management AG                           Investment Management
Amstgeld N.V.                                    General Bank
Amstgeld Trust AG                                Financial Services
Anardel B.V.                                     Cash Company
Anilius N.V.                                     Cash Company
Anodyne Nominees (Proprietary) Limited           Custody
Antilliaanse Borg-Maatschappij N.V.              Insurance: General
Antof N.V.                                       Cash Company
Anton Bassant Holding B.V.                       Cash Company
ANZ General Insurance Pty Limited                Life Insurance
ANZ Insage Pty Limited                           Life Insurance
ANZ Life Assurance Company Limited               Life Insurance
ANZ Managed Investments Limited                  Life Insurance
AO Artsen-Verzekeringen N.V.                     Insurance: General
Apollo Fund Plc.                                 Investment Fund
APW Industriebeteiligungs-GmbH                   Finance Company
Aralar B.V.                                      Cash Company
Arbor Private Asset Management S.A.              Asset Management
Arcelia Limited                                  Holding
Arenda B.V.                                      Finance Company
Arenda Holding B.V.                              Management Company (general)
Arenda I B.V.                                    Finance Company
Arenda II B.V.                                   Finance Company
Arenda III B.V.                                  Finance Company
Arenda IV B.V.                                   Insurance broker
Arma Beheer B.V.                                 Lease
Armstrong Jones Life Assurance Limited           Life Insurance
Armstrong Jones Management Limited               Holding
Armstrong Jones Nominees (NZ) Limited            Custody
Armstrong Jones Portfolio Managament Pty Ltd.    Dormant Company
Armstrong Jones Project Management Pty Ltd.      Real Estate Development
Armstrong Jones Pty Ltd.                         Dormant Company
Arnhem Staete B.V.                               Investment Management
Arnold Limited                                   Management Company
Arrendadora Comercial America                    Lease
Arrowhead Ltd.                                   Reinsurance
Artolis B.V.                                     Cash Company
Asa studenten uitzendbureau holding B.V.         Service Company
Asesories Providencia

------------------------------------------------------------------------------------------------------------------------------------

Company name                                     Parent 1                                              % owned
------------------------------------------------------------------------------------------------------------------------------------
AFP Integra Peru                                 ING Latin American Holdings BV                          20.00
AFP Santa Maria S.A.                             ING S.A.                                                97.60
Agfa Finance SA                                  ING Lease Belgium S.A.                                  48.39
Agpo Participatiemaatschappij B.V.               NMB-Heller N.V.                                         26.25
Aibgee Pty Limited                               Austbrokers Holdings Ltd.                              100.00
Air Finance Amsterdam B.V.                       ING Lease Holding N.V.                                 100.00
Air Finance Holland B.V.                         ING Asset Management Holdings B.V.                     100.00
Airlease Fin Group                               Amellus Holdings Ltd.                                    5.00
Airlease Finance Ltd.                            Amellus Holdings Ltd.                                   36.36
Akelius Fonder Plc.
Albranis B.V.                                    ING Prena B.V.                                         100.00
Alegro Krediet B.V.                              G.J. van Geet Beheer B.V.                              100.00
Alegron Belegging B.V.                           ING Bank N.V.                                          100.00
Algemeene Hypotheekbank N.V.                     Westlandsche Hypotheek N.V.                            100.00
Algemeene Waarborgmaatschappij N.V.              Utrechtse Hypotheekbank N.V.                           100.00
Alismafar Beheer B.V.                            BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.  100.00
Alkmare B.V.                                     ING Vastgoed Ontwikkeling B.V.                         100.00
Allgemeine Deutsche Direktbank AG                ING Verwaltung (Deutschland) GmbH A.G.                 100.00
Almacenadora Comercial America                   ING Seguros Commercial America                          99.84
Almenzor B.V.                                    ING Prena B.V.                                         100.00
Alpha 2 GmbH                                     ING Lease Deutschland GmbH                             100.00
Alpha 3 GmbH                                     ING Lease Deutschland GmbH                             100.00
Alpha 4 GmbH                                     ING Lease Deutschland GmbH                             100.00
Altasec N.V.                                     Middenbank Curacao N.V.                                100.00
Altigest S.A.                                    Financiere Atlas S.A.                                   53.00
Altube B.V.                                      ING Prena B.V.                                         100.00
Alyssum B.V.                                     ING Prena B.V.                                         100.00
Amellus Holdings Ltd.                            ING Belgique S.A.                                      100.00
Amer IV Monumenten B.V.                          Muidergracht Onroerend Goed B.V.                       100.00
Amersfoort Premiewoningen B.V.                   ING Vastgoed Belegging B.V.                             50.00
Amersfoort-Staete B.V.                           BOZ B.V.                                               100.00
Amev Venture Associates II LP                    ING Bank N.V.                                           16.28
Amev Venture Associates III LP                   ING Bank N.V.                                            7.61
Amfas Explotatie Maatschappij B.V.               Nationale-Nederlanden Nederland B.V.                   100.00
Amfas Hypotheken N.V.                            Amfas Explotatie Maatschappij B.V.                     100.00
Amfas Pty Ltd.                                   NNA Pty Limited                                        100.00
Amstel Gaasperdam B.V.                           Muidergracht Onroerend Goed B.V.                       100.00
Amsterdamse Poort Holding IV B.V.                ING Vastgoed Ontwikkeling B.V.                         100.00
Amsterdamse Poort II B.V.                        ING Vastgoed Ontwikkeling B.V.                         100.00
Amsterdamse Poort IV B.V.                        ING Vastgoed Ontwikkeling B.V.                         100.00
Amstgeld Global Custody NV                       Amstgeld N.V.                                          100.00
Amstgeld Management AG                           W.U.H. Finanz A.G.                                     100.00
Amstgeld N.V.                                    Westland/Utrecht Hypotheekbank N.V.                    100.00
Amstgeld Trust AG                                ING Lease Gabetti S.p.A.                               100.00
Anardel B.V.                                     ING Prena B.V.                                         100.00
Anilius N.V.                                     ING Prena B.V.                                         100.00
Anodyne Nominees (Proprietary) Limited           ING Barings Southern Africa Pty Limited                100.00
Antilliaanse Borg-Maatschappij N.V.              N.V. Nationale Borg-Maatschappij                       100.00
Antof N.V.                                       ING Prena B.V.                                         100.00
Anton Bassant Holding B.V.                       ING Prena B.V.                                         100.00
ANZ General Insurance Pty Limited                ING Australia Pty Limited                               51.00
ANZ Insage Pty Limited                           ING Australia Pty Limited                               51.00
ANZ Life Assurance Company Limited               ING Australia Pty Limited                               51.00
ANZ Managed Investments Limited                  ING Australia Pty Limited                               51.00
AO Artsen-Verzekeringen N.V.                     Nationale-Nederlanden Nederland B.V.                   100.00
Apollo Fund Plc.
APW Industriebeteiligungs-GmbH                   BHF-BANK AG                                             98.23
Aralar B.V.                                      ING Prena B.V.                                         100.00
Arbor Private Asset Management S.A.              ING Belgique S.A.                                      100.00
Arcelia Limited                                  ING International Insurance Holdings, Inc.             100.00
Arenda B.V.                                      Arenda Holding B.V.                                    100.00
Arenda Holding B.V.                              InterAdvies N.V.                                       100.00
Arenda I B.V.                                    Arenda Holding B.V.                                    100.00
Arenda II B.V.                                   Arenda I B.V.                                          100.00
Arenda III B.V.                                  Arenda Holding B.V.                                    100.00
Arenda IV B.V.                                   Arenda Holding B.V.                                    100.00
Arma Beheer B.V.                                 CenE Bankiers N.V.                                      23.40
Armstrong Jones Life Assurance Limited           ING Life Limited                                       100.00
Armstrong Jones Management Limited               NNA Pty Limited                                        100.00
Armstrong Jones Nominees (NZ) Limited            ING (NZ) Ltd                                           100.00
Armstrong Jones Portfolio Managament Pty Ltd.    Pacific Mutual Australia Limited                       100.00
Armstrong Jones Project Management Pty Ltd.      Armstrong Jones Management Limited                     100.00
Armstrong Jones Pty Ltd.                         Armstrong Jones Management Limited                     100.00
Arnhem Staete B.V.                               BOZ B.V.                                               100.00
Arnold Limited                                   Baring Trustees (Guernsey) Limited                      50.00
Arrendadora Comercial America                    ING Seguros Commercial America                          99.84
Arrowhead Ltd.                                   Lion Connecticut Holdings Inc.                         100.00
Artolis B.V.                                     ING Prena B.V.                                         100.00
Asa studenten uitzendbureau holding B.V.         CenE Bankiers NV                                       100.00
Asesories Providencia                            Inmobiliaria Padre Mariano S.A.                         99.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                            Parent 2                                      % owned
------------------------------------------------------------------------------------------------------------------------------------
AFP Integra Peru                                        ING Insurance International B.V.                10.70
AFP Santa Maria S.A.
Agfa Finance SA
Agpo Participatiemaatschappij B.V.
Aibgee Pty Limited
Air Finance Amsterdam B.V.
Air Finance Holland B.V.
Airlease Fin Group
Airlease Finance Ltd.
Akelius Fonder Plc.
Albranis B.V.
Alegro Krediet B.V.
Alegron Belegging B.V.
Algemeene Hypotheekbank N.V.
Algemeene Waarborgmaatschappij N.V.
Alismafar Beheer B.V.
Alkmare B.V.
Allgemeine Deutsche Direktbank AG
Almacenadora Comercial America
Almenzor B.V.
Alpha 2 GmbH
Alpha 3 GmbH
Alpha 4 GmbH
Altasec N.V.
Altigest S.A.
Altube B.V.
Alyssum B.V.
Amellus Holdings Ltd.
Amer IV Monumenten B.V.
Amersfoort Premiewoningen B.V.
Amersfoort-Staete B.V.
Amev Venture Associates II LP
Amev Venture Associates III LP
Amfas Explotatie Maatschappij B.V.
Amfas Hypotheken N.V.
Amfas Pty Ltd.
Amstel Gaasperdam B.V.
Amsterdamse Poort Holding IV B.V.
Amsterdamse Poort II B.V.
Amsterdamse Poort IV B.V.
Amstgeld Global Custody NV
Amstgeld Management AG
Amstgeld N.V.
Amstgeld Trust AG
Anardel B.V.
Anilius N.V.
Anodyne Nominees (Proprietary) Limited
Antilliaanse Borg-Maatschappij N.V.
Antof N.V.
Anton Bassant Holding B.V.
ANZ General Insurance Pty Limited
ANZ Insage Pty Limited
ANZ Life Assurance Company Limited
ANZ Managed Investments Limited
AO Artsen-Verzekeringen N.V.
Apollo Fund Plc.
APW Industriebeteiligungs-GmbH
Aralar B.V.
Arbor Private Asset Management S.A.
Arcelia Limited
Arenda B.V.
Arenda Holding B.V.
Arenda I B.V.
Arenda II B.V.
Arenda III B.V.
Arenda IV B.V.
Arma Beheer B.V.
Armstrong Jones Life Assurance Limited
Armstrong Jones Management Limited
Armstrong Jones Nominees (NZ) Limited
Armstrong Jones Portfolio Managament Pty Ltd.
Armstrong Jones Project Management Pty Ltd.
Armstrong Jones Pty Ltd.
Arnhem Staete B.V.
Arnold Limited                                          Guernsey International Fund Managers Limited    50.00
Arrendadora Comercial America
Arrowhead Ltd.
Artolis B.V.
Asa studenten uitzendbureau holding B.V.
Asesories Providencia

------------------------------------------------------------------------------------------------------------------------------------

Company name                                                Parent 3                         % owned
------------------------------------------------------------------------------------------------------------------------------------
AFP Integra Peru                                            ING Pensiones Peru S.A.            29.50
AFP Santa Maria S.A.
Agfa Finance SA
Agpo Participatiemaatschappij B.V.
Aibgee Pty Limited
Air Finance Amsterdam B.V.
Air Finance Holland B.V.
Airlease Fin Group
Airlease Finance Ltd.
Akelius Fonder Plc.
Albranis B.V.
Alegro Krediet B.V.
Alegron Belegging B.V.
Algemeene Hypotheekbank N.V.
Algemeene Waarborgmaatschappij N.V.
Alismafar Beheer B.V.
Alkmare B.V.
Allgemeine Deutsche Direktbank AG
Almacenadora Comercial America
Almenzor B.V.
Alpha 2 GmbH
Alpha 3 GmbH
Alpha 4 GmbH
Altasec N.V.
Altigest S.A.
Altube B.V.
Alyssum B.V.
Amellus Holdings Ltd.
Amer IV Monumenten B.V.
Amersfoort Premiewoningen B.V.
Amersfoort-Staete B.V.
Amev Venture Associates II LP
Amev Venture Associates III LP
Amfas Explotatie Maatschappij B.V.
Amfas Hypotheken N.V.
Amfas Pty Ltd.
Amstel Gaasperdam B.V.
Amsterdamse Poort Holding IV B.V.
Amsterdamse Poort II B.V.
Amsterdamse Poort IV B.V.
Amstgeld Global Custody NV
Amstgeld Management AG
Amstgeld N.V.
Amstgeld Trust AG
Anardel B.V.
Anilius N.V.
Anodyne Nominees (Proprietary) Limited
Antilliaanse Borg-Maatschappij N.V.
Antof N.V.
Anton Bassant Holding B.V.
ANZ General Insurance Pty Limited
ANZ Insage Pty Limited
ANZ Life Assurance Company Limited
ANZ Managed Investments Limited
AO Artsen-Verzekeringen N.V.
Apollo Fund Plc.
APW Industriebeteiligungs-GmbH
Aralar B.V.
Arbor Private Asset Management S.A.
Arcelia Limited
Arenda B.V.
Arenda Holding B.V.
Arenda I B.V.
Arenda II B.V.
Arenda III B.V.
Arenda IV B.V.
Arma Beheer B.V.
Armstrong Jones Life Assurance Limited
Armstrong Jones Management Limited
Armstrong Jones Nominees (NZ) Limited
Armstrong Jones Portfolio Managament Pty Ltd.
Armstrong Jones Project Management Pty Ltd.
Armstrong Jones Pty Ltd.
Arnhem Staete B.V.
Arnold Limited
Arrendadora Comercial America
Arrowhead Ltd.
Artolis B.V.
Asa studenten uitzendbureau holding B.V.
Asesories Providencia

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Asiagest S.A.                                              AG          50000517    47.37   4, place Vendome
Assorti Beheer Amsterdam B.V.                              B.V.        20001949   100.00   Schenkkade 65
Assurantie- en Adviesbureau HAVINGA B.V.                   B.V.        10001297   100.00   Hereweg 15
Assurantiebedrijf "De Maaspoort" B.V.                      B.V.        10001306   100.00   Lange Nieuwstraat 227
Assurantiebedrijf ING Bank N.V.                            N.V.        20000218   100.00   Bijlmerplein 888
Assurantiekantoor Ant. J. Belt B.V.                        B.V.        10001272   100.00   Looierslaan 48
Assurantiekantoor Fred C. Meyster Jr. B.V.                 B.V.        10001351   100.00   Amstelveenseweg 500
Assurantiekantoor Kaandorp B.V.                            B.V.        10001360   100.00   Dorpsstraat 13
Assurantiekantoor W.J. van der Put B.V.                    B.V.        10001312   100.00   Amstelveenseweg 500
Assurantiemaatschappij "De Zeven Provincien" N.V.          N.V.        10000513   100.00   Weena 505
Athelas Limited                                            Ltd.        10001437   100.00   Level 13, 347 Kent Street
Atitlan B.V.                                               B.V.        20001249   100.00   Bijlmerplein 888
Atlantis Asian Recovery Fund Plc.                          Plc.                        -   IFSC House, International
                                                                                             Financial Services Centre
Atlantis KOSDAQ Fund                                                                   -   IFSC House, International
                                                                                             Financial Services Centre
Atlas Capital (Thailand) Limited ("Atlas")                 Ltd.        20002005    49.00   130-132 Wireless Road,
                                                                                             Lumpini, Pathunwan
Atlas Gestion OPCVM                                        AG          50000515    92.90   4, place Vendome
Atlas InvesteringsGroep N.V.                               B.V.        20000108    33.23   Leeuwenveldseweg 16
Atlas Investors Partnership III C.V.                       C.V.        20001776    21.44   Leeuwenveldseweg 16
Austbrokers Holdings Ltd.                                  Ltd.        10001430   100.00   Level 13, 347 Kent Street
Austbrokers Investments Pty Ltd.                           Ltd.        10001494   100.00   Level 13, 347 Kent Street
Austbrokers Pty Ltd.                                       Ltd.        10001431   100.00   Level 13, 347 Kent Street
Austbrokers Underwriting Pty Ltd                           Ltd.        50000325   100.00   Level 13, 347 Kent Street
Austplanners Asset Management Pty Limited                  Ltd.        50000324   100.00   Level 13, 347 Kent Street
Australian Bus & Coach Underwriting Agents Pty Ltd         Ltd.        50000902   100.00   Level 13, 347 Kent Street
Australian Community Insurance Ltd.                        Ltd.        10001421   100.00   Level 13, 347 Kent Street
Australian General Insurance Co. Ltd.                      Ltd.        10001418   100.00   Level 13, 347 Kent Street
Austservices Pty Limited                                   Ltd.        50000330   100.00   Level 13, 347 Kent Street
Ausvest Portfolio Service Pty Ltd                          Ltd.        50000331   100.00   Level 2, 10 Barrack Street
Autofinaciamiento Comercial America                        S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th
                                                                                             Floor, Col. San Geranimo
                                                                                             Aculco
Autolease Oss B.V.                                         B.V.        20000641   100.00   Pettelaarpark 80
Autolease s a                                              S.A.        20002217   100.00
Autopartes Internacianales Marve                           S.A.
                                                           de C.V.                 96.25   Periferico Sur 3325, 10th
                                                                                             Floor, Col. San Geranimo
                                                                                             Aculco
Autoservices Marlin                                        S.A.
                                                           de C.V.                 96.25   Periferico Sur 3325, 10th
                                                                                             Floor, Col. San Geranimo
                                                                                             Aculco
Aviation Service Holland B.V.                              B.V.        20000668   100.00   Bijlmerplein 888
AVR Verzekeringen B.V.                                     B.V.        10001326   100.00   Herenstraat 108
B & F Properties B.V.                                      B.V.        50000229    98.23   Haaksbergseweg 27
B.B.A.H. Pty Limited                                       Ltd.        50000403   100.00   Level 9, 7 Macquarie place
B.B.H.P. Pty. Limited                                      Ltd.        50000411    50.00   7 Macquarie Place, level 9
B.H.G. Ventures Management Limited                         Ltd.        50000824   100.00   74 Brook Street
B.V. "De Administratie" Maatschappij tot Explotatie van
  Onroerende Goederen                                      B.V.        10000558   100.00   Schenkkade 65
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."    B.V.        10000100   100.00   Schenkkade 65
B.V. Algemene Beleggingsmaatschappij "Lapeg"               B.V.        10000503   100.00   Prinses Beatrixlaan 15
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.    B.V.        20000603   100.00   Herculesplein 5
B.V. Algemene Beleggingsmaatschappij Kievietsdaal          B.V.        10000070   100.00   Prinses Beatrixlaan 15
B.V. Algemene Beleggingsmaatschappij Reigerdaal            B.V.        10000030   100.00   Schenkkade 65
B.V. Algemene Beleggingsmaatschappij Van Markenlaan        B.V.        10000069   100.00   Schenkkade 65
B.V. Amiloh                                                B.V.        10000529   100.00   Schenkkade 65
B.V. Bedrijven Park G.P.                                   B.V.        40000251    50.00   Schenkkade 65
B.V. Beheersmaatschappij Nuyt en Heikens                   B.V.        20001656   100.00   Bijlmerplein 888
B.V. Beleggingsmaatschappij Berendaal                      B.V.        10000040    99.98   Prinses Beatrixlaan 15
B.V. Beleggingsmaatschappij van der Horst                  B.V.        20002012   100.00   Bijlmerplein 888
B.V. Beleggingsmaatschappij Vinkendaal                     B.V.        10000032   100.00   Schenkkade 65
B.V. De Oude Aa-Stroom                                     B.V.        10000572   100.00   Schenkkade 65
B.V. Deelnemings- en Financieringsmaatschappij
  "Nova Zembla"                                            B.V.        20001784   100.00   Herengracht 619
B.V. Financieringsmaatschappij "Vola"                      B.V.        20001515   100.00   Mr. Treublaan 7
B.V. Gemeenschappelijk Bezit Aandelen Necigef              B.V.        20000232    25.00   mr D.H.L. Yong, Postbus
                                                                                             1800
B.V. ING Mestra A                                          B.V.        50000772   100.00   Schenkkade 65
B.V. ING Mestra B                                          B.V.        50000785   100.00   Schenkkade 65
B.V. Kredietmaatschappij VOLA                              B.V.        20001516   100.00   Mr. Treublaan 7
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis'                                        B.V.        20000006   100.00   Bijlmerplein 888
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis A'                                      B.V.        20000619   100.00   Van Heenvlietlaan 220
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis B'                                      B.V.        20000620   100.00   Bijlmerplein 888
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis C'                                      B.V.        20000621   100.00   Van Heenvlietlaan 220
B.V. Nederlandse Flatbouwmaatschappij                      B.V.        10000570   100.00   Schenkkade 65
B.V. Trust en administratiekantoor van Bank Mendes
  Gans N.V.                                                B.V.        20001787   100.00   Herengracht 619
B.V. Vermogensplanning N.b.i.                              B.V.        20001942    50.00   Schenkkade 65
B.V. Vulca Beleggingsmaatschappij                          B.V.        20001655   100.00   Bijlmerplein 888
B.V. Wensley-E                                             B.V.        50000550   100.00   Bijlmerplein 888
B.V. Woningbeheer Grootebroek                              B.V.        50000563   100.00   Bijlmerplein 888

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code  City                Country         Activity
------------------------------------------------------------------------------------------------------------------------------------
Asiagest S.A.                                              75001        Paris               France          Investment Management
Assorti Beheer Amsterdam B.V.                              2595 AS      Den Haag            Netherlands     Mortgage Bank
Assurantie- en Adviesbureau HAVINGA B.V.                   9967 PP      Eenrum              Netherlands     Insurance Agency
Assurantiebedrijf "De Maaspoort" B.V.                      3111 AJ      Schiedam            Netherlands     Insurance Agency
Assurantiebedrijf ING Bank N.V.                            1102 MG      Amsterdam Zuidoost  Netherlands     Dormant
Assurantiekantoor Ant. J. Belt B.V.                        2264 AB      Leidschendam        Netherlands     Insurance Agency
Assurantiekantoor Fred C. Meyster Jr. B.V.                 1081 KL      Amsterdam           Netherlands     Insurance Agency
Assurantiekantoor Kaandorp B.V.                            1920 AA      Akersloot           Netherlands     Insurance Agency
Assurantiekantoor W.J. van der Put B.V.                    1081 KL      Amsterdam           Netherlands     Insurance Agency
Assurantiemaatschappij "De Zeven Provincien" N.V.          3013 AL      Rotterdam           Netherlands     Insurance: Non-life
Athelas Limited                                            NSW 2000     Sydney              Australia       Financial Services
Atitlan B.V.                                               1102 MG      Amsterdam Zuidoost  Netherlands     Cash Company
Atlantis Asian Recovery Fund Plc.                          1            Dublin              Ireland         Investment Fund
Atlantis KOSDAQ Fund                                       1            Dublin              Ireland         Investment Fund
Atlas Capital (Thailand) Limited ("Atlas")                 10330        Bangkok             Thailand        Holding
Atlas Gestion OPCVM                                        75001        Paris               France          Investment Management
Atlas InvesteringsGroep N.V.                               1382 LX      Weesp               Netherlands     Venture Capital
Atlas Investors Partnership III C.V.                       1382 LX      Weesp               Netherlands     Venture Capital
Austbrokers Holdings Ltd.                                  NSW 2000     Sydney              Australia       Holding
Austbrokers Investments Pty Ltd.                           NSW 2000     Sydney              Australia       Investment Company
Austbrokers Pty Ltd.                                       NSW 2000     Sydney              Australia       Investment Company
Austbrokers Underwriting Pty Ltd                           NSW 2000     Sydney              Australia       Insurance Broker
Austplanners Asset Management Pty Limited                  NSW 2000     Sydney              Australia       Financial Services
Australian Bus & Coach Underwriting Agents Pty Ltd         NSW 2000     Sydney              Australia       Insurance broker
Australian Community Insurance Ltd.                        NSW 2000     Sydney              Australia       Dormant Company
Australian General Insurance Co. Ltd.                      NSW 2000     Sydney              Australia       Dormant Company
Austservices Pty Limited                                   NSW 2000     Sydney              Australia       Financial Services
Ausvest Portfolio Service Pty Ltd                          NSW 2000     Sydney              Australia       Financial Services
Autofinaciamiento Comercial America                        10400        Mexico City         Mexico          Financial Services
Autolease Oss B.V.                                         5216 PP      Den Bosch           Netherlands     Lease
Autolease s a                                                           Bruxelles           Belgium         Lease
Autopartes Internacianales Marve                           10400        Mexico City         Mexico          Financial Services
Autoservices Marlin                                        10400        Mexico City         Mexico          Financial Services
Aviation Service Holland B.V.                              1102 MG      Amsterdam Zuidoost  Netherlands     Holding
AVR Verzekeringen B.V.                                     3911 JH      Rhenen              Netherlands     Insurance Broker
B & F Properties B.V.                                      1101 BP      Amsterdam           Netherlands     Real Estate Development
B.B.A.H. Pty Limited                                       NSW 2000     Sydney              Australia       Holding
B.B.H.P. Pty. Limited                                      NSW 2000     Sydney              Australia       Trust Company
B.H.G. Ventures Management Limited                         WIY 1YD      London              United Kingdom  Asset Management
B.V. "De Administratie" Maatschappij tot Explotatie van
  Onroerende Goederen                                      2595 AS      Den Haag            Netherlands     Holding
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."    2595 AS      Den Haag            Netherlands     Service Company
B.V. Algemene Beleggingsmaatschappij "Lapeg"               2595 AK      Den Haag            Netherlands     Dormant Company
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.    3584 AA      Utrecht             Netherlands     Investment Company
B.V. Algemene Beleggingsmaatschappij Kievietsdaal          2595 AK      Den Haag            Netherlands     Investment Company
B.V. Algemene Beleggingsmaatschappij Reigerdaal            2595 AS      Den Haag            Netherlands     Real Estate Investments
B.V. Algemene Beleggingsmaatschappij Van Markenlaan        2595 AS      Den Haag            Netherlands     Real Estate Investments
B.V. Amiloh                                                2595 AS      Den Haag            Netherlands     Real Estate Investments
B.V. Bedrijven Park G.P.                                   2595 AS      Den Haag            Netherlands     Holding
B.V. Beheersmaatschappij Nuyt en Heikens                   1102 MG      Amsterdam Zuidoost  Netherlands     Cash Company
B.V. Beleggingsmaatschappij Berendaal                      2595 AK      Den Haag            Netherlands     Investment Company
B.V. Beleggingsmaatschappij van der Horst                  1102 MG      Amsterdam Zuidoost  Netherlands     Cash Company
B.V. Beleggingsmaatschappij Vinkendaal                     2595 AS      Den Haag            Netherlands     Real Estate Investments
B.V. De Oude Aa-Stroom                                     2595 AS      Den Haag            Netherlands     Dormant Company
B.V. Deelnemings- en Financieringsmaatschappij
  "Nova Zembla"                                            1017 CE      Amsterdam           Netherlands     Financial Services
B.V. Financieringsmaatschappij "Vola"                      1097 DP      Amsterdam           Netherlands     Finance Company
B.V. Gemeenschappelijk Bezit Aandelen Necigef              1000 BV      Amsterdam Zuidoost  Netherlands     Holding
B.V. ING Mestra A                                          2595 AS      Den Haag            Netherlands     Real Estate Financing
B.V. ING Mestra B                                          2595 AS      Den Haag            Netherlands     Real Estate Financing
B.V. Kredietmaatschappij VOLA                              1097 DP      Amsterdam           Netherlands     Finance Company
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis'                                        1102 MG      Amsterdam Zuidoost  Netherlands     Real Estate Management
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis A'                                      1083 CN      Amsterdam           Netherlands     Real Estate Management
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis B'                                      1102 MG      Amsterdam           Netherlands     Real Estate Management
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis C'                                      1083 CN      Amsterdam           Netherlands     Real Estate Management
B.V. Nederlandse Flatbouwmaatschappij                      2595 AS      Den Haag            Netherlands     Real Estate Management
B.V. Trust en administratiekantoor van Bank Mendes
  Gans N.V.                                                1017 CE      Amsterdam           Netherlands     Trust Company
B.V. Vermogensplanning N.b.i.                              2595 AS      Den Haag            Netherlands     Investment Management
B.V. Vulca Beleggingsmaatschappij                          1102 MG      Amsterdam Zuidoost  Netherlands     Cash Company
B.V. Wensley-E                                             1102 MG      Amsterdam Zuidoost  Netherlands     Cash Company
B.V. Woningbeheer Grootebroek                              1102 MG      Amsterdam Zuidoost  Netherlands     Cash Company

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Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Asiagest S.A.                                              Financiere Atlas S.A.                                            47.37
Assorti Beheer Amsterdam B.V.                              Amstel Gaasperdam B.V.                                          100.00
Assurantie- en Adviesbureau HAVINGA B.V.                   Belhaska XI B.V.                                                100.00
Assurantiebedrijf "De Maaspoort" B.V.                      Belhaska XI B.V.                                                100.00
Assurantiebedrijf ING Bank N.V.                            ING Bank N.V.                                                   100.00
Assurantiekantoor Ant. J. Belt B.V.                        Belhaska XI B.V.                                                100.00
Assurantiekantoor Fred C. Meyster Jr. B.V.                 B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Assurantiekantoor Kaandorp B.V.                            Belhaska XI B.V.                                                100.00
Assurantiekantoor W.J. van der Put B.V.                    B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Assurantiemaatschappij "De Zeven Provincien" N.V.          ING RE Holdings (Netherlands) B.V.                              100.00
Athelas Limited                                            NNA Pty Limited                                                 100.00
Atitlan B.V.                                               ING Prena B.V.                                                  100.00
Atlantis Asian Recovery Fund Plc.
Atlantis KOSDAQ Fund
Atlas Capital (Thailand) Limited ("Atlas")                 ING Baring Holding Nederland B.V.                                49.00
Atlas Gestion OPCVM                                        Financiere Atlas S.A.                                            92.90
Atlas InvesteringsGroep N.V.                               ING Bank N.V.                                                    33.23
Atlas Investors Partnership III C.V.                       ING Bank N.V.                                                    21.44
Austbrokers Holdings Ltd.                                  NNA Pty Limited                                                 100.00
Austbrokers Investments Pty Ltd.                           Austbrokers Pty Ltd.                                            100.00
Austbrokers Pty Ltd.                                       Austbrokers Holdings Ltd.                                       100.00
Austbrokers Underwriting Pty Ltd                           Austbrokers Holdings Ltd.                                       100.00
Austplanners Asset Management Pty Limited                  Advisor Investment Services Limited                             100.00
Australian Bus & Coach Underwriting Agents Pty Ltd         Western United Insurance Brokers (Aust) Pty Ltd                 100.00
Australian Community Insurance Ltd.                        ING Life Limited                                                100.00
Australian General Insurance Co. Ltd.                      Amfas Pty Ltd.                                                  100.00
Austservices Pty Limited                                   ING Life Limited                                                100.00
Ausvest Portfolio Service Pty Ltd                          Optimix Investment Management Limited                           100.00
Autofinaciamiento Comercial America                        ING Seguros Commercial America                                   25.00
Autolease Oss B.V.                                         CW Lease Nederland BV                                           100.00
Autolease s a                                              Locabel  s.a.                                                   100.00
Autopartes Internacianales Marve                           Inversiones Corporativas Automotrices                            96.25
Autoservices Marlin                                        Inversiones Corporativas Automotrices                            96.25
Aviation Service Holland B.V.                              ING Bank N.V.                                                   100.00
AVR Verzekeringen B.V.                                     Oostermij B.V.                                                  100.00
B & F Properties B.V.                                      BHF Finance (Nederlands) B.V.                                    98.23
B.B.A.H. Pty Limited                                       ING UK Corporate Finance Holdings Limited                       100.00
B.B.H.P. Pty. Limited                                      B.B.A.H. Pty Limited                                             50.00
B.H.G. Ventures Management Limited                         Baring Private Equity Partners Limited                          100.00
B.V. "De Administratie" Maatschappij tot Explotatie van
  Onroerende Goederen                                      BOZ B.V.                                                        100.00
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."    ING Groep N.V.                                                  100.00
B.V. Algemene Beleggingsmaatschappij "Lapeg"               Nationale-Nederlanden Levensverzekering Maatschappij N.V.        69.17
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.    CenE Bankiers N.V.                                              100.00
B.V. Algemene Beleggingsmaatschappij Kievietsdaal          Nationale-Nederlanden Nederland B.V.                            100.00
B.V. Algemene Beleggingsmaatschappij Reigerdaal            Nationale-Nederlanden Nederland B.V.                            100.00
B.V. Algemene Beleggingsmaatschappij Van Markenlaan        Nationale Nederlanden Interfinance B.V.                         100.00
B.V. Amiloh                                                BOZ B.V.                                                        100.00
B.V. Bedrijven Park G.P.                                   ING Vastgoed Ontwikkeling B.V.                                   50.00
B.V. Beheersmaatschappij Nuyt en Heikens                   ING Prena B.V.                                                  100.00
B.V. Beleggingsmaatschappij Berendaal                      Nationale-Nederlanden Levensverzekering Maatschappij N.V.        86.13
B.V. Beleggingsmaatschappij van der Horst                  ING Prena B.V.                                                  100.00
B.V. Beleggingsmaatschappij Vinkendaal                     ING Vastgoed Belegging B.V.                                     100.00
B.V. De Oude Aa-Stroom                                     BOZ B.V.                                                        100.00
B.V. Deelnemings- en Financieringsmaatschappij
  "Nova Zembla"                                            Bank Mendes Gans N.V.                                           100.00
B.V. Financieringsmaatschappij "Vola"                      Nationale-Nederlanden Financiele Diensten B.V.                  100.00
B.V. Gemeenschappelijk Bezit Aandelen Necigef              ING Bank N.V.                                                    25.00
B.V. ING Mestra A                                          ING Mestra A Holding B.V.                                       100.00
B.V. ING Mestra B                                          ING Mestra B Holding B.V.                                       100.00
B.V. Kredietmaatschappij VOLA                              B.V. Financieringsmaatschappij "Vola"                           100.00
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis'                                        ING Bank N.V.                                                   100.00
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis A'                                      BV Maatschappij van Onroerende Goederen 'Het Middenstandshuis'  100.00
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis B'                                      ING Prena B.V.                                                  100.00
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis C'                                      BV Maatschappij van Onroerende Goederen 'Het Middenstandshuis'  100.00
B.V. Nederlandse Flatbouwmaatschappij                      ING REI Investment (Asia) B.V.                                  100.00
B.V. Trust en administratiekantoor van Bank Mendes
  Gans N.V.                                                Bank Mendes Gans N.V.                                           100.00
B.V. Vermogensplanning N.b.i.                              Westland/Utrecht Hypotheekbank N.V.                              50.00
B.V. Vulca Beleggingsmaatschappij                          ING Prena B.V.                                                  100.00
B.V. Wensley-E                                             ING Prena B.V.                                                  100.00
B.V. Woningbeheer Grootebroek                              NSI Holding 3 B.V.                                              100.00

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Company name                                               Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
Asiagest S.A.
Assorti Beheer Amsterdam B.V.
Assurantie- en Adviesbureau HAVINGA B.V.
Assurantiebedrijf "De Maaspoort" B.V.
Assurantiebedrijf ING Bank N.V.
Assurantiekantoor Ant. J. Belt B.V.
Assurantiekantoor Fred C. Meyster Jr. B.V.
Assurantiekantoor Kaandorp B.V.
Assurantiekantoor W.J. van der Put B.V.
Assurantiemaatschappij "De Zeven Provincien" N.V.
Athelas Limited
Atitlan B.V.
Atlantis Asian Recovery Fund Plc.
Atlantis KOSDAQ Fund
Atlas Capital (Thailand) Limited ("Atlas")
Atlas Gestion OPCVM
Atlas InvesteringsGroep N.V.
Atlas Investors Partnership III C.V.
Austbrokers Holdings Ltd.
Austbrokers Investments Pty Ltd.
Austbrokers Pty Ltd.
Austbrokers Underwriting Pty Ltd
Austplanners Asset Management Pty Limited
Australian Bus & Coach Underwriting Agents Pty Ltd
Australian Community Insurance Ltd.
Australian General Insurance Co. Ltd.
Austservices Pty Limited
Ausvest Portfolio Service Pty Ltd
Autofinaciamiento Comercial America                        Servicios Immobiliarios La Comercial                        25.00
Autolease Oss B.V.
Autolease s a
Autopartes Internacianales Marve
Autoservices Marlin
Aviation Service Holland B.V.
AVR Verzekeringen B.V.
B & F Properties B.V.
B.B.A.H. Pty Limited
B.B.H.P. Pty. Limited
B.H.G. Ventures Management Limited
B.V. "De Administratie" Maatschappij tot Explotatie van
  Onroerende Goederen
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."
B.V. Algemene Beleggingsmaatschappij "Lapeg"               Nationale-Nederlanden Holdinvest B.V.                       16.67
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.
B.V. Algemene Beleggingsmaatschappij Kievietsdaal
B.V. Algemene Beleggingsmaatschappij Reigerdaal
B.V. Algemene Beleggingsmaatschappij Van Markenlaan
B.V. Amiloh
B.V. Bedrijven Park G.P.
B.V. Beheersmaatschappij Nuyt en Heikens
B.V. Beleggingsmaatschappij Berendaal                      Nationale-Nederlanden Schadeverzekering Maatschappij N.V.    7.46
B.V. Beleggingsmaatschappij van der Horst
B.V. Beleggingsmaatschappij Vinkendaal
B.V. De Oude Aa-Stroom
B.V. Deelnemings- en Financieringsmaatschappij
  "Nova Zembla"
B.V. Financieringsmaatschappij "Vola"
B.V. Gemeenschappelijk Bezit Aandelen Necigef
B.V. ING Mestra A
B.V. ING Mestra B
B.V. Kredietmaatschappij VOLA
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis A'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis B'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis C'
B.V. Nederlandse Flatbouwmaatschappij
B.V. Trust en administratiekantoor van Bank Mendes
  Gans N.V.
B.V. Vermogensplanning N.b.i.
B.V. Vulca Beleggingsmaatschappij
B.V. Wensley-E
B.V. Woningbeheer Grootebroek

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Company name                                               Parent 3                                                    % owned
------------------------------------------------------------------------------------------------------------------------------------
Asiagest S.A.
Assorti Beheer Amsterdam B.V.
Assurantie- en Adviesbureau HAVINGA B.V.
Assurantiebedrijf "De Maaspoort" B.V.
Assurantiebedrijf ING Bank N.V.
Assurantiekantoor Ant. J. Belt B.V.
Assurantiekantoor Fred C. Meyster Jr. B.V.
Assurantiekantoor Kaandorp B.V.
Assurantiekantoor W.J. van der Put B.V.
Assurantiemaatschappij "De Zeven Provincien" N.V.
Athelas Limited
Atitlan B.V.
Atlantis Asian Recovery Fund Plc.
Atlantis KOSDAQ Fund
Atlas Capital (Thailand) Limited ("Atlas")
Atlas Gestion OPCVM
Atlas InvesteringsGroep N.V.
Atlas Investors Partnership III C.V.
Austbrokers Holdings Ltd.
Austbrokers Investments Pty Ltd.
Austbrokers Pty Ltd.
Austbrokers Underwriting Pty Ltd
Austplanners Asset Management Pty Limited
Australian Bus & Coach Underwriting Agents Pty Ltd
Australian Community Insurance Ltd.
Australian General Insurance Co. Ltd.
Austservices Pty Limited
Ausvest Portfolio Service Pty Ltd
Autofinaciamiento Comercial America                         Pensiones Comercial America                                   25.00
Autolease Oss B.V.
Autolease s a
Autopartes Internacianales Marve
Autoservices Marlin
Aviation Service Holland B.V.
AVR Verzekeringen B.V.
B & F Properties B.V.
B.B.A.H. Pty Limited
B.B.H.P. Pty. Limited
B.H.G. Ventures Management Limited
B.V. "De Administratie" Maatschappij tot Explotatie van
  Onroerende Goederen
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."
B.V. Algemene Beleggingsmaatschappij "Lapeg"               Nationale-Nederlanden Schadeverzekering Maatschappij N.V.      8.83
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.
B.V. Algemene Beleggingsmaatschappij Kievietsdaal
B.V. Algemene Beleggingsmaatschappij Reigerdaal
B.V. Algemene Beleggingsmaatschappij Van Markenlaan
B.V. Amiloh
B.V. Bedrijven Park G.P.
B.V. Beheersmaatschappij Nuyt en Heikens
B.V. Beleggingsmaatschappij Berendaal                      RVS Levensverzekering N.V.                                     2.97
B.V. Beleggingsmaatschappij van der Horst
B.V. Beleggingsmaatschappij Vinkendaal
B.V. De Oude Aa-Stroom
B.V. Deelnemings- en Financieringsmaatschappij
  "Nova Zembla"
B.V. Financieringsmaatschappij "Vola"
B.V. Gemeenschappelijk Bezit Aandelen Necigef
B.V. ING Mestra A
B.V. ING Mestra B
B.V. Kredietmaatschappij VOLA
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis A'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis B'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis C'
B.V. Nederlandse Flatbouwmaatschappij
B.V. Trust en administratiekantoor van Bank Mendes
  Gans N.V.
B.V. Vermogensplanning N.b.i.
B.V. Vulca Beleggingsmaatschappij
B.V. Wensley-E
B.V. Woningbeheer Grootebroek

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Company name                                             Parent 4                  % owned  Parent 5                         % owned
------------------------------------------------------------------------------------------------------------------------------------
Asiagest S.A.
Assorti Beheer Amsterdam B.V.
Assurantie- en Adviesbureau HAVINGA B.V.
Assurantiebedrijf "De Maaspoort" B.V.
Assurantiebedrijf ING Bank N.V.
Assurantiekantoor Ant. J. Belt B.V.
Assurantiekantoor Fred C. Meyster Jr. B.V.
Assurantiekantoor Kaandorp B.V.
Assurantiekantoor W.J. van der Put B.V.
Assurantiemaatschappij "De Zeven Provincien" N.V.
Athelas Limited
Atitlan B.V.
Atlantis Asian Recovery Fund Plc.
Atlantis KOSDAQ Fund
Atlas Capital (Thailand) Limited ("Atlas")
Atlas Gestion OPCVM
Atlas InvesteringsGroep N.V.
Atlas Investors Partnership III C.V.
Austbrokers Holdings Ltd.
Austbrokers Investments Pty Ltd.
Austbrokers Pty Ltd.
Austbrokers Underwriting Pty Ltd
Austplanners Asset Management Pty Limited
Australian Bus & Coach Underwriting Agents Pty Ltd
Australian Community Insurance Ltd.
Australian General Insurance Co. Ltd.
Austservices Pty Limited
Ausvest Portfolio Service Pty Ltd
Autofinaciamiento Comercial America                      Fianzas Comercial America   25.00
Autolease Oss B.V.
Autolease s a
Autopartes Internacianales Marve
Autoservices Marlin
Aviation Service Holland B.V.
AVR Verzekeringen B.V.
B & F Properties B.V.
B.B.A.H. Pty Limited
B.B.H.P. Pty. Limited
B.H.G. Ventures Management Limited
B.V. "De Administratie" Maatschappij tot Explotatie van
  Onroerende Goederen
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."
B.V. Algemene Beleggingsmaatschappij "Lapeg"             RVS Levensverzekering N.V.   2.66  RVS Schadeverzekering N.V.          2.66
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.
B.V. Algemene Beleggingsmaatschappij Kievietsdaal
B.V. Algemene Beleggingsmaatschappij Reigerdaal
B.V. Algemene Beleggingsmaatschappij Van Markenlaan
B.V. Amiloh
B.V. Bedrijven Park G.P.
B.V. Beheersmaatschappij Nuyt en Heikens
B.V. Beleggingsmaatschappij Berendaal                    RVS Schadeverzekering N.V.   0.42  Postbank Levensverzekering N.V.     3.00
B.V. Beleggingsmaatschappij van der Horst
B.V. Beleggingsmaatschappij Vinkendaal
B.V. De Oude Aa-Stroom
B.V. Deelnemings- en Financieringsmaatschappij
  "Nova Zembla"
B.V. Financieringsmaatschappij "Vola"
B.V. Gemeenschappelijk Bezit Aandelen Necigef

B.V. ING Mestra A
B.V. ING Mestra B
B.V. Kredietmaatschappij VOLA
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis A'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis B'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis C'
B.V. Nederlandse Flatbouwmaatschappij
B.V. Trust en administratiekantoor van Bank Mendes
  Gans N.V.
B.V. Vermogensplanning N.b.i.
B.V. Vulca Beleggingsmaatschappij
B.V. Wensley-E
B.V. Woningbeheer Grootebroek

------------------------------------------------------------------------------------------------------------------------------------

Company name                                                 Parent 6                         % owned
------------------------------------------------------------------------------------------------------------------------------------
Asiagest S.A.
Assorti Beheer Amsterdam B.V.
Assurantie- en Adviesbureau HAVINGA B.V.
Assurantiebedrijf "De Maaspoort" B.V.
Assurantiebedrijf ING Bank N.V.
Assurantiekantoor Ant. J. Belt B.V.
Assurantiekantoor Fred C. Meyster Jr. B.V.
Assurantiekantoor Kaandorp B.V.
Assurantiekantoor W.J. van der Put B.V.
Assurantiemaatschappij "De Zeven Provincien" N.V.
Athelas Limited
Atitlan B.V.
Atlantis Asian Recovery Fund Plc.
Atlantis KOSDAQ Fund
Atlas Capital (Thailand) Limited ("Atlas")
Atlas Gestion OPCVM
Atlas InvesteringsGroep N.V.
Atlas Investors Partnership III C.V.
Austbrokers Holdings Ltd.
Austbrokers Investments Pty Ltd.
Austbrokers Pty Ltd.
Austbrokers Underwriting Pty Ltd
Austplanners Asset Management Pty Limited
Australian Bus & Coach Underwriting Agents Pty Ltd
Australian Community Insurance Ltd.
Australian General Insurance Co. Ltd.
Austservices Pty Limited
Ausvest Portfolio Service Pty Ltd
Autofinaciamiento Comercial America
Autolease Oss B.V.
Autolease s a
Autopartes Internacianales Marve
Autoservices Marlin
Aviation Service Holland B.V.
AVR Verzekeringen B.V.
B & F Properties B.V.
B.B.A.H. Pty Limited
B.B.H.P. Pty. Limited
B.H.G. Ventures Management Limited
B.V. "De Administratie" Maatschappij tot Explotatie van
  Onroerende Goederen
B.V. Administratie Centrum voor Tussenpersonen "A.C.T."
B.V. Algemene Beleggingsmaatschappij "Lapeg"                 RVS Schadeverzekering N.V.          2.66
B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.
B.V. Algemene Beleggingsmaatschappij Kievietsdaal
B.V. Algemene Beleggingsmaatschappij Reigerdaal
B.V. Algemene Beleggingsmaatschappij Van Markenlaan
B.V. Amiloh
B.V. Bedrijven Park G.P.
B.V. Beheersmaatschappij Nuyt en Heikens
B.V. Beleggingsmaatschappij Berendaal                        Postbank Levensverzekering N.V.     3.00
B.V. Beleggingsmaatschappij van der Horst
B.V. Beleggingsmaatschappij Vinkendaal
B.V. De Oude Aa-Stroom
B.V. Deelnemings- en Financieringsmaatschappij
  "Nova Zembla"
B.V. Financieringsmaatschappij "Vola"
B.V. Gemeenschappelijk Bezit Aandelen Necigef
B.V. ING Mestra A
B.V. ING Mestra B
B.V. Kredietmaatschappij VOLA
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis A'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis B'
B.V. Maatschappij van Onroerende Goederen 'Het
  Middenstandshuis C'
B.V. Nederlandse Flatbouwmaatschappij
B.V. Trust en administratiekantoor van Bank Mendes
  Gans N.V.
B.V. Vermogensplanning N.b.i.
B.V. Vulca Beleggingsmaatschappij
B.V. Wensley-E
B.V. Woningbeheer Grootebroek

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Bainbridge B.V.                                            B.V.        20001534   100.00   Bijlmerplein 888
Baker Insurance Brokers Ltd. 1)                            Ltd.                    49.00   302 - 15th Avenue SW
Bald Eagle                                                                             -   P.O. Box 71, 30 De Castro
                                                                                             Street, Road Town
Bancory B.V.                                               B.V.        50000003   100.00   Bijlmerplein 888
Bank Card Company S A                                      S.A.        20000861    13.94   Boulevard Emile Jacqmain
                                                                                             159
Bank Mendes Gans Effectenbewaarbedrijf N.V.                N.V.        50001126   100.00   Herengracht 619
Bank Mendes Gans N.V.                                      N.V.        20001104    99.77   Herengracht 619
Banksys s a                                                S.A.        20002115    15.57   Chaussee de Haecht 1442
Banque Baring Brothers (Suisse) S A                        S.A.        20001232    70.00   Rue de Rhone 112
Banque Bruxelles Lambert Suisse S.A.                       S.A.        50000596    99.95   Avenue de Frontenex 30
Banque Commerciale du Burundi                              S.A.        20002126    49.00   Chaussee Prince Louis
                                                                                             Rwagasore
Barbatus B.V.                                              B.V.        20001024   100.00   Bijlmerplein 888
Barbuda B.V.                                               B.V.        20001241   100.00   Bijlmerplein 888
Barfield Nominees Limited                                  Ltd.        50001073   100.00   Barfield House, St Julians
                                                                                             Avenue
Baring Asia (GP) Limited                                   LLC         50000635   100.00   Barfield House, St Julians
                                                                                             Avenue
Baring Asia Fund Managers II Limited                       Ltd.        50000877   100.00   Alexander House, 13-15
                                                                                             Victoria Road
Baring Asset Management (Asia) Holdings Limited            Ltd.        20001354   100.00   19th Floor, Edinburgh
                                                                                             Tower, The Landmark, 15
                                                                                             Queens Road
Baring Asset Management (Asia) Limited                     Ltd.        20001356    10.00   19th Floor, Edinburgh
                                                                                             Tower, The Landmark, 15
                                                                                             Queens Road
Baring Asset Management (Australia) Limited                Ltd.        20001362   100.00   19-29 Martin Place, suite
                                                                                             5303
Baring Asset Management (C I ) Limited                     Ltd.        20001352   100.00   St. Julians Avenue
Baring Asset Management (Japan) Limited                    Ltd.        20001361   100.00   1-1-1 Uchisaiwaicho,
                                                                                             Chiyoda-ku
Baring Asset Management AG                                 A.G.        50001076   100.00   Friedrichstrasse 2-6
Baring Asset Management France S.A.                        S.A.        50001075   100.00   35 Avenue Franklin
                                                                                             Roosevelt
Baring Asset Management Holdings inc                       Inc.        20001363   100.00   High Street Tower, 125 High
                                                                                             Street, Suite 2700
Baring Asset Management Holdings Ltd.                      Ltd.        50000978   100.00   155 Bishopsgate
Baring Asset Management Life Limited                       Ltd.        50000973   100.00   155 Bishopsgate
Baring Asset Management Limited                            Ltd.        50001138   100.00   155 Bishopsgate
Baring Asset Management UK Holdings Limited                Ltd.        20001347   100.00   155 Bishopsgate
Baring Asset Management, Inc                               Inc.        20001365   100.00   High Street Tower, 125 High
                                                                                             Street, Suite 2700
Baring Brothers Burrows Securities Limited                 Ltd.        20001743    99.50   7 Macquarie Place, level 9
Baring Brothers Limited                                    Ltd.        20001258   100.00   60 London Wall
Baring Capital (China) Advisers Limited                    Ltd.        50000645   100.00   11th Floor, Alexandra
                                                                                             House, 16 Chater Road
Baring Capital (China) Management Limited                  Ltd.        50000646   100.00   11th Floor, Alexandra
                                                                                             House, 16 Chater Road
Baring Capricorn Ventures Limited                          Ltd.        20001883    40.77   Barfiled House, St.Julians
                                                                                             Av.
Baring Chrysalis Fund                                                  sedol
                                                                         83766         -   Cayman International Trust
                                                                                             Building, PO Box 309,
                                                                                             Ugland House, South
                                                                                             Church Street
Baring Communications Equity Limited                       Ltd.        20001882    50.00   Barfield House, St Julians
                                                                                             Avenue
Baring European Fund Managers Limited                      Ltd.        20001848   100.00   13-15 Victoria Road, PO
                                                                                             Box 431
Baring Fund Managers Limited                               Ltd.        20001337   100.00   155 Bishopsgate
Baring Global Fund Managers Limited                        Ltd.        20001367   100.00   155 Bishopsgate
Baring Houston & Saunders (Investment Management)
  Limited                                                  Ltd.        50000826   100.00   9 Devonshire Square
Baring Houston & Saunders Group Limited                    Ltd.        50000827    66.67   9 Devonshire Square
Baring Houston & Saunders Limited                          Ltd.        50000820    82.12   9 Devonshire Square
Baring International Fund Managers (Bermuda) Limited       Ltd.        50001158   100.00   6 Front Street
Baring International Fund Managers (Ireland) Ltd.          Ltd.        20001351   100.00   IFSC House, International
                                                                                             Financial Services Centre
Baring International Fund Managers Limited                 Ltd.        20001357   100.00   19th Floor, Edinburgh
                                                                                             Tower, The Landmark, 15
                                                                                             Queens Road
Baring International Investment (Canada) Limited           Ltd.        20001366   100.00   150 King StreetWest
Baring International Investment (Far East) Limited         Ltd.        20001358   100.00   19th Floor, Edinburgh
                                                                                             Tower, The Landmark, 15
                                                                                             Queens Road
Baring International Investment Limited                    Ltd.        20001343   100.00   155 Bishopsgate
Baring International Investment Management Holdings Ltd.   Ltd.        20001345   100.00   155 Bishopsgate
Baring International Investment Management Limited         Ltd.        20001346   100.00   19th Floor, Edinburgh
                                                                                             Tower, The Landmark, 15
                                                                                             Queens Road
Baring Investment Administrative Services South Africa     Plc.        50000181   100.00   2 Merchant Place, Fredman
                                                                                             Drive
Baring Investment Management Ltd.                          Ltd.        20001344   100.00   155 Bishopsgate
Baring Investment Services Cayman Limited                  Ltd.        50001157   100.00   4th Floor, 103 South Church
                                                                                             Street; PO Box 1034, GT
                                                                                             Harbour Place
Baring Investment Services Limited                         Ltd.        50001058   100.00   155 Bishopsgate
Baring Investment Services, Inc                            Inc.        20001364   100.00   High Street Tower, 125 High
                                                                                             Street, Suite 2700

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Bainbridge B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Baker Insurance Brokers Ltd. 1)                            AB T2P 2C7     Calgary                      Canada
Bald Eagle                                                                Tortola                      British Virgin Islands
Bancory B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Bank Card Company S A                                      1000           Bruxelles                    Belgium
Bank Mendes Gans Effectenbewaarbedrijf N.V.                1017 CE        Amsterdam                    Netherlands
Bank Mendes Gans N.V.                                      1017 CE        Amsterdam                    Netherlands
Banksys s a                                                1130           Bruxelles                    Belgium
Banque Baring Brothers (Suisse) S A                        1211           Geneve 3                     Switzerland
Banque Bruxelles Lambert Suisse S.A.                       CH-1211        Geneve                       Switzerland
Banque Commerciale du Burundi                              PO Box 990     Bujumbura                    Burundi
Barbatus B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Barbuda B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Barfield Nominees Limited                                  GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Baring Asia (GP) Limited                                   GY1 3QL        St. Peter Port, Guernsey     United Kingdom
Baring Asia Fund Managers II Limited                       GY1 3ZD        St Peter Port, Guernsey      United Kingdom
Baring Asset Management (Asia) Holdings Limited            Central        Hong Kong                    Hong Kong
Baring Asset Management (Asia) Limited                     Central        Hong Kong                    Hong Kong
Baring Asset Management (Australia) Limited                NSW 2000       Sydney                       Australia
Baring Asset Management (C I ) Limited                     GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Baring Asset Management (Japan) Limited                                   Tokyo                        Japan
Baring Asset Management AG                                 D-60323        Frankfurt am Main            Germany
Baring Asset Management France S.A.                        75008          Paris                        France
Baring Asset Management Holdings inc                       MA 02110       Boston                       United States of America
Baring Asset Management Holdings Ltd.                      EC2M 3XY       London                       United Kingdom
Baring Asset Management Life Limited                       EC2M 3XY       London                       United Kingdom
Baring Asset Management Limited                            EC2M 3XY       London                       United Kingdom
Baring Asset Management UK Holdings Limited                EC2M 3XY       London                       United Kingdom
Baring Asset Management, Inc                               MA 02110       Boston                       United States of America
Baring Brothers Burrows Securities Limited                 NSW 2000       Sydney                       Australia
Baring Brothers Limited                                    EC2M 5TQ       London                       United Kingdom
Baring Capital (China) Advisers Limited                    Central        Hong Kong                    Hong Kong
Baring Capital (China) Management Limited                  Central        Hong Kong                    Hong Kong
Baring Capricorn Ventures Limited                          St. Peter      Guernsey                     United Kingdom
Baring Chrysalis Fund                                                     Grand Cayman, Cayman Island  British West Indies
Baring Communications Equity Limited                       GY1 3QL        St. Peter Port, Guernsey     United Kingdom
Baring European Fund Managers Limited                      GY1 3ZD        St. Peter Port, Guernsey     United Kingdom
Baring Fund Managers Limited                               EC2M 3XY       London                       United Kingdom
Baring Global Fund Managers Limited                        EC2M 3XY       London                       United Kingdom
Baring Houston & Saunders (Investment Management)
  Limited                                                  EC2M 4YL       London                       United Kingdom
Baring Houston & Saunders Group Limited                    EC2M 4YL       London                       United Kingdom
Baring Houston & Saunders Limited                          EC2M 4YL       London                       United Kingdom
Baring International Fund Managers (Bermuda) Limited       HM DX          Hamilton                     Bermuda
Baring International Fund Managers (Ireland) Ltd.          1              Dublin                       Ireland
Baring International Fund Managers Limited                 Central        Hong Kong                    Hong Kong
Baring International Investment (Canada) Limited           M56H 1J9       Toronto Ontario              Canada
Baring International Investment (Far East) Limited         Central        Hong Kong                    Hong Kong
Baring International Investment Limited                    EC2M 3XY       London                       United Kingdom
Baring International Investment Management Holdings Ltd.   EC2M 3XY       London                       United Kingdom
Baring International Investment Management Limited         Central        Hong Kong                    Hong Kong
Baring Investment Administrative Services South Africa     2196           Sandton                      South Africa
Baring Investment Management Ltd.                          EC2M 3XY       London                       United Kingdom
Baring Investment Services Cayman Limited                                 Grand Cayman                 Cayman Islands
Baring Investment Services Limited                         EC2M 3XY       London                       United Kingdom
Baring Investment Services, Inc                            MA 02110       Boston                       United States of America

------------------------------------------------------------------------------------------------------------------------------------

Company name                                              Activity
------------------------------------------------------------------------------------------------------------------------------------
Bainbridge B.V.                                           Cash Company
Baker Insurance Brokers Ltd. 1)                           Insurance broker
Bald Eagle                                                Investment Fund
Bancory B.V.                                              Cash Company
Bank Card Company S A                                     Creditcard Company
Bank Mendes Gans Effectenbewaarbedrijf N.V.               Custody
Bank Mendes Gans N.V.                                     General Bank
Banksys s a                                               Service Company
Banque Baring Brothers (Suisse) S A                       General Bank
Banque Bruxelles Lambert Suisse S.A.                      Private Bank
Banque Commerciale du Burundi                             Service Company
Barbatus B.V.                                             Cash Company
Barbuda B.V.                                              Cash Company
Barfield Nominees Limited                                 Custody
Baring Asia (GP) Limited                                  Custody
Baring Asia Fund Managers II Limited                      Private Equity
Baring Asset Management (Asia) Holdings Limited           Holding
Baring Asset Management (Asia) Limited                    Investment Services
Baring Asset Management (Australia) Limited               Service Company
Baring Asset Management (C I ) Limited                    Fund Management
Baring Asset Management (Japan) Limited                   Investment Services
Baring Asset Management AG                                Investment Services
Baring Asset Management France S.A.                       Investment Services
Baring Asset Management Holdings inc                      Investment Services
Baring Asset Management Holdings Ltd.                     Holding
Baring Asset Management Life Limited                      Asset Management
Baring Asset Management Limited                           Holding
Baring Asset Management UK Holdings Limited               Holding
Baring Asset Management, Inc                              Investment Services
Baring Brothers Burrows Securities Limited                Financial Services
Baring Brothers Limited                                   Investment Bank
Baring Capital (China) Advisers Limited                   Private Equity
Baring Capital (China) Management Limited                 Private Equity
Baring Capricorn Ventures Limited                         Holding
Baring Chrysalis Fund                                     Investment Fund
Baring Communications Equity Limited                      Holding
Baring European Fund Managers Limited                     Private Equity
Baring Fund Managers Limited                              Fund Management
Baring Global Fund Managers Limited                       Service Company
Baring Houston & Saunders (Investment Management)
  Limited                                                 Investment Management
Baring Houston & Saunders Group Limited                   Asset Management
Baring Houston & Saunders Limited                         Asset Management
Baring International Fund Managers (Bermuda) Limited      Investment Services
Baring International Fund Managers (Ireland) Ltd.         Fund Management
Baring International Fund Managers Limited                Investment Services
Baring International Investment (Canada) Limited          Investment Services
Baring International Investment (Far East) Limited        Investment Services
Baring International Investment Limited                   Investment Services
Baring International Investment Management Holdings Ltd.  Holding
Baring International Investment Management Limited        Investment Services
Baring Investment Administrative Services South Africa    Investment Services
Baring Investment Management Ltd.                         Equity Management
Baring Investment Services Cayman Limited                 Investment Services
Baring Investment Services Limited                        Holding
Baring Investment Services, Inc                           Investment Services

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Bainbridge B.V.                                            ING Prena B.V.                                                  100.00
Baker Insurance Brokers Ltd. 1)                            Equisure Financial Network, Inc.                                 49.00
Bald Eagle
Bancory B.V.                                               ING Prena B.V.                                                  100.00
Bank Card Company S A                                      ING Belgique S.A.                                                13.94
Bank Mendes Gans Effectenbewaarbedrijf N.V.                Bank Mendes Gans N.V.                                           100.00
Bank Mendes Gans N.V.                                      ING Bank N.V.                                                    99.77
Banksys s a                                                ING Belgique S.A.                                                15.57
Banque Baring Brothers (Suisse) S A                        ING Bank N.V.                                                    70.00
Banque Bruxelles Lambert Suisse S.A.                       ING Belgique S.A.                                                99.95
Banque Commerciale du Burundi                              ING Belgique S.A.                                                49.00
Barbatus B.V.                                              ING Prena B.V.                                                  100.00
Barbuda B.V.                                               ING Prena B.V.                                                  100.00
Barfield Nominees Limited                                  Barings (Guernsey) Limited                                      100.00
Baring Asia (GP) Limited                                   BPEP Holdings Limited                                           100.00
Baring Asia Fund Managers II Limited                       Baring Private Equity Partners Limited                           50.00
Baring Asset Management (Asia) Holdings Limited            Baring Asset Management UK Holdings Limited                     100.00
Baring Asset Management (Asia) Limited                     Baring Asset Management (Asia) Holdings Limited                  10.00
Baring Asset Management (Australia) Limited                Baring Asset Management (Asia) Holdings Limited                 100.00
Baring Asset Management (C I ) Limited                     Baring Asset Management UK Holdings Limited                     100.00
Baring Asset Management (Japan) Limited                    Baring Asset Management (Asia) Holdings Limited                 100.00
Baring Asset Management AG                                 Baring International Investment Management Holdings Ltd.        100.00
Baring Asset Management France S.A.                        Baring International Investment Management Holdings Ltd.        100.00
Baring Asset Management Holdings inc                       Baring International Investment Management Holdings Ltd.        100.00
Baring Asset Management Holdings Ltd.                      ING Intermediate Holdings Limited                               100.00
Baring Asset Management Life Limited                       Baring Asset Management Limited                                 100.00
Baring Asset Management Limited                            Baring Asset Management Holdings Limited                        100.00
Baring Asset Management UK Holdings Limited                Baring International Investment Management Limited              100.00
Baring Asset Management, Inc                               Baring Asset Management Holdings, Inc.                          100.00
Baring Brothers Burrows Securities Limited                 B.B.A.H. Pty Limited                                             99.50
Baring Brothers Limited                                    ING Intermediate Holdings Limited                               100.00
Baring Capital (China) Advisers Limited                    Baring Private Equity Partners (China) Limited                  100.00
Baring Capital (China) Management Limited                  Baring Private Equity Partners (China) Limited                  100.00
Baring Capricorn Ventures Limited                          BPEP Holdings Limited                                            40.77
Baring Chrysalis Fund                                      ?
Baring Communications Equity Limited                       BVP Holdings Limited                                             50.00
Baring European Fund Managers Limited                      BPEP Holdings Limited                                           100.00
Baring Fund Managers Limited                               Baring Asset Management Limited                                 100.00
Baring Global Fund Managers Limited                        Baring Asset Management Holdings Limited                        100.00
Baring Houston & Saunders (Investment Management)
  Limited                                                  Baring Houston & Saunders Limited                               100.00
Baring Houston & Saunders Group Limited                    ING Real Estate Invesment Management (UK) B.V.                   33.33
Baring Houston & Saunders Limited                          ING Real Estate Invesment Management (UK) B.V.                   46.37
Baring International Fund Managers (Bermuda) Limited       Baring Asset Management (Asia) Holdings Limited                 100.00
Baring International Fund Managers (Ireland) Ltd.          Baring Asset Management UK Holdings Limited                     100.00
Baring International Fund Managers Limited                 Baring Asset Management (Asia) Holdings Limited                 100.00
Baring International Investment (Canada) Limited           Baring Asset Management Inc.                                    100.00
Baring International Investment (Far East) Limited         Baring International Fund Managers Limited                      100.00
Baring International Investment Limited                    Baring Asset Management Limited                                 100.00
Baring International Investment Management Holdings Ltd.   Baring Asset Management Limited                                 100.00
Baring International Investment Management Limited         Baring International Investment Management Holdings Ltd.        100.00
Baring Investment Administrative Services South Africa     Baring International Investment Management Holdings Ltd.        100.00
Baring Investment Management Ltd.                          Baring Asset Management Holdings Limited                        100.00
Baring Investment Services Cayman Limited                  Baring Investment Services Limited                              100.00
Baring Investment Services Limited                         Baring Asset Management Holdings Limited                        100.00
Baring Investment Services, Inc                            Baring Asset Management Holdings, Inc.                          100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                    % owned
------------------------------------------------------------------------------------------------------------------------------------
Bainbridge B.V.
Baker Insurance Brokers Ltd. 1)
Bald Eagle
Bancory B.V.
Bank Card Company S A
Bank Mendes Gans Effectenbewaarbedrijf N.V.
Bank Mendes Gans N.V.
Banksys s a
Banque Baring Brothers (Suisse) S A
Banque Bruxelles Lambert Suisse S.A.
Banque Commerciale du Burundi
Barbatus B.V.
Barbuda B.V.
Barfield Nominees Limited
Baring Asia (GP) Limited
Baring Asia Fund Managers II Limited                       Cavendish Nominees Limited                    50.00
Baring Asset Management (Asia) Holdings Limited
Baring Asset Management (Asia) Limited
Baring Asset Management (Australia) Limited
Baring Asset Management (C I ) Limited
Baring Asset Management (Japan) Limited
Baring Asset Management AG
Baring Asset Management France S.A.
Baring Asset Management Holdings inc
Baring Asset Management Holdings Ltd.
Baring Asset Management Life Limited
Baring Asset Management Limited
Baring Asset Management UK Holdings Limited
Baring Asset Management, Inc
Baring Brothers Burrows Securities Limited
Baring Brothers Limited
Baring Capital (China) Advisers Limited
Baring Capital (China) Management Limited
Baring Capricorn Ventures Limited
Baring Chrysalis Fund
Baring Communications Equity Limited
Baring European Fund Managers Limited
Baring Fund Managers Limited
Baring Global Fund Managers Limited
Baring Houston & Saunders (Investment Management)
  Limited
Baring Houston & Saunders Group Limited                    ING Intermediate Holdings Limited             33.33
Baring Houston & Saunders Limited                          Baring Houston & Saunders Group Limited       53.63
Baring International Fund Managers (Bermuda) Limited
Baring International Fund Managers (Ireland) Ltd.
Baring International Fund Managers Limited
Baring International Investment (Canada) Limited
Baring International Investment (Far East) Limited
Baring International Investment Limited
Baring International Investment Management Holdings Ltd.
Baring International Investment Management Limited
Baring Investment Administrative Services South Africa
Baring Investment Management Ltd.
Baring Investment Services Cayman Limited
Baring Investment Services Limited
Baring Investment Services, Inc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %  Address                        Postal Code
------------------------------------------------------------------------------------------------------------------------------------
Baring Latin America Fund Managers Limited                 Ltd.        50000640   100.00  Barfield House, St Julians
                                                                                            Avenue                       GY1 3QL
Baring Latin America GP Limited                            Ltd.        20001878   100.00  Barfield House, St Julians
                                                                                            Avenue                       GY1 3QL
Baring Latin America Partners Limited                      Ltd.        20001877   100.00  Barfiled House, St.Julians
                                                                                            Av.                          St. Peter
Baring Latin America Partners LLC                          LLC         50000643   100.00  230 Park Avenue                NY 10169
Baring Mauritius Limited                                   Ltd.        50001006   100.00  10 Frere Felix de Valois
                                                                                            Street
Baring Mexico (GP) Limited                                 Ltd.        20001875    64.00  Barflied House, St.Julians
                                                                                            Av.                          St. Peter
Baring Mexico Managers Ltd                                 Ltd.        50000642   100.00  Alexander House, 13-15
                                                                                            Victoria Road                GY1 3ZD
Baring Mutual Fund Management (Ireland) Ltd.               Ltd.        20001353   100.00  IFSC House, International
                                                                                            Financial Services Centre    1
Baring Mutual Fund Management S.A.                         S.A.        20001350   100.00  13 Rue Goethe                  L-1637
Baring Private Equity Partners (Asia) Limited              Ltd.        50000634   100.00  13-15 Victoria Road, PO Box
                                                                                            431                          GY1 3ZD
Baring Private Equity Partners (Central Europe) Limited    Ltd.        50000637   100.00  13-15 Victoria Road, PO Box
                                                                                            431                          GY1 3ZD
Baring Private Equity Partners (China) Limited             Ltd.        20001872   100.00  11th Floor, Alexandra
                                                                                            House, 16 Chater Road        Central
Baring Private Equity Partners (Hong Kong) Limited         Ltd.        50000636   100.00  39/F One International
                                                                                            Finance Centre, 1 Harbour
                                                                                            View Street                  Central
Baring Private Equity Partners (India) Limited             Ltd.        20001870   100.00  Barfiled House, St.Julians
                                                                                            Av.                          St. Peter
Baring Private Equity Partners (Latin Amercia) Limited     Ltd.        50000641   100.00  Alexander House, 13-15
                                                                                            Victoria Road                GY1 3ZD
Baring Private Equity Partners (Singapore) Pte Limited     Ltd.        50000649   100.00  50 Raffles Place, #34-01
                                                                                            Singapore Land Tower         48623
Baring Private Equity Partners Espana S A                  S.A.        20001858   100.00  Darro 22                       28002
Baring Private Equity Partners GmbH                        GmbH        20001851   100.00  Friedrichstrasse 59            D-60323
Baring Private Equity Partners Holding (Asia) Pte
  Limited                                                  Ltd.        20001869   100.00  Republic Plaza # 19-02, 9
                                                                                            Raffles Place                48619
Baring Private Equity Partners Limited                     Ltd.        20001274   100.00  33 Cavendish Square            W1M 0BQ
Baring Private Equity Partners Mexico S C                  S.C.A.      20001876    90.00  Paseo de la Reforma No.
                                                                                            509-7                        6500
Baring Private Investment Management Ltd.                  Ltd.        20001332   100.00  155 Bishopsgate                EC2M 3XY
Baring Securities (London) Limited                         Ltd.        20001746   100.00  60 London Wall                 EC2M 5tQ
Baring SICE (Taiwan) Limited                               Ltd.        50001072   100.00  8th Floor, Worldwide House,
                                                                                            Room 802, 129 Min Sheng
                                                                                            East Rd                      Section 3
Baring Trust Company Ltd.                                  Ltd.        20001334   100.00  155 Bishopsgate                EC2M 3XY
Baring Trustees (Guernsey) Limited                         Ltd.        20001368   100.00  St. Julians Avenue             GY1 3DA
Baring Venture Partners GmbH                               GmbH        20001275   100.00  Friedrichstrasse 2-6           D-60323
Baring Venture Partners S A                                S.A.        20001276   100.00  Darro 22                       28002
Baring Vostok Capital Partners Limited                     Ltd.        20001865    51.00  Barfield House, St Julians
                                                                                            Avenue                       GY1 3QL
Baring Vostok Fund Managers Limited                        Ltd.        20001847   100.00  13-15 Victoria Road, PO Box
                                                                                            431                          GY1 3ZD
Barings (Guernsey) Limited                                 Ltd.        20001330   100.00  St. Julians Avenue             GY1 3DA
Barings (Isle of Man) Limited                              Ltd.        20001375   100.00  174 St. James's Chambers       IN99 1DP
Barings Investment Services Limited                        Ltd.        20001340   100.00  155 Bishopsgate                EC2M 3XY
Barings Ireland Limited                                    Ltd.        20001331   100.00  IFSC House, International
                                                                                            Financial Services Centre    1
Barnabe & Saurette Insurance Brokers Ltd. 1)               Ltd.                    49.00  17 Centre Avenue               MB R0G 2B0
Battleforce Plc.                                           Plc.        50000803   100.00  107, Cheapside                 EC2V 6HJ
BBI Nominees Limited                                       Ltd.        50001149   100.00  IFSC House, International
                                                                                            Financial Services Centre    1
BBL Aircraft Investments Ltd.                              Ltd.        50000598   100.00  Landsdowne Road 67             4
BBL Australia Ltd.                                         Ltd.        50000603   100.00  347 Kent Street, level 2       2000
BBL Capital Management Corporation S.A.                    S.A.        50000671    99.98  Avenue Marnix 24               1000
BBL FIN S.A.                                               S.A.        20000327   100.00  Avenue Marnix 24               1000
BBL Finance Hong Kong Ltd                                  Ltd.        50000684   100.00  16th Floor, Entertainment
                                                                                            Building, 30 Queens Road     Central
BBL Finance Ireland Unlimited                              UnLtd.      50000682   100.00  Harcourt Centre, Harcourt
                                                                                            Street
BBL Financial Services Australia Ltd.                      Ltd.        50000665   100.00  Level 13, 347 Kent Street      NSW 2000
BBL Financial Services Ltd.                                Ltd.        50000683   100.00  Hardcourt Centre, Hardcourt
                                                                                            Road                         4
BBL Funds Management Pty Ltd.                              Ltd.        50000667   100.00  Level 13, 347 Kent Street      NSW 2000
BBL Gestion France s a                                     S.A.        20002171    99.73  89/91 Rue du Faubourg
                                                                                            Saint-Honore                 75381
BBL International Finance s a                              S.A.        50000609   100.00  Rue des Girondins 2            1626
BBL International N.V.                                     N.V.        50000612   100.00  AJ Ernststraat  595 h          1082
BBL International UK Ltd.                                  Ltd.        50000610   100.00  Broadgate 6                    EC2M 2AJ
BBL Investment Ltd.                                        Ltd.        50000662   100.00  Level 13, 347 Kent Street      NSW 2000

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Company name                                               City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Baring Latin America Fund Managers Limited                 St. Peter Port, Guernsey     United Kingdom
Baring Latin America GP Limited                            St. Peter Port, Guernsey     United Kingdom
Baring Latin America Partners Limited                      Guernsey                     United Kingdom
Baring Latin America Partners LLC                          New York                     United States of America
Baring Mauritius Limited                                   Port Louis                   Mauritius
Baring Mexico (GP) Limited                                 Guernsey                     United Kingdom
Baring Mexico Managers Ltd                                 St. Peter Port, Guernsey     United Kingdom
Baring Mutual Fund Management (Ireland) Ltd.               Dublin                       Ireland
Baring Mutual Fund Management S.A.                         Luxemburg                    Luxemburg
Baring Private Equity Partners (Asia) Limited              St. Peter Port, Guernsey     United Kingdom
Baring Private Equity Partners (Central Europe) Limited    St. Peter Port, Guernsey     United Kingdom
Baring Private Equity Partners (China) Limited             Hong Kong                    Hong Kong
Baring Private Equity Partners (Hong Kong) Limited         Hong Kong                    Hong Kong
Baring Private Equity Partners (India) Limited             Guernsey                     United Kingdom
Baring Private Equity Partners (Latin Amercia) Limited     St. Peter Port, Guernsey     United Kingdom
Baring Private Equity Partners (Singapore) Pte Limited     Singapore                    Singapore
Baring Private Equity Partners Espana S A                  Madrid                       Spain
Baring Private Equity Partners GmbH                        Frankfurt am Main            Germany
Baring Private Equity Partners Holding (Asia) Pte
  Limited                                                  Singapore                    Singapore
Baring Private Equity Partners Limited                     London                       United Kingdom
Baring Private Equity Partners Mexico S C                  Mexico City                  Mexico
Baring Private Investment Management Ltd.                  London                       United Kingdom
Baring Securities (London) Limited                         London                       United Kingdom
Baring SICE (Taiwan) Limited                               Taipei                       Taiwan
Baring Trust Company Ltd.                                  London                       United Kingdom
Baring Trustees (Guernsey) Limited                         St. Peter Port, Guernsey     United Kingdom
Baring Venture Partners GmbH                               Frankfurt am Main            Germany
Baring Venture Partners S A                                Madrid                       Spain
Baring Vostok Capital Partners Limited                     St. Peter Port, Guernsey     United Kingdom
Baring Vostok Fund Managers Limited                        St. Peter Port, Guernsey     United Kingdom
Barings (Guernsey) Limited                                 St. Peter Port, Guernsey     United Kingdom
Barings (Isle of Man) Limited                              Douglas, Isle of Man         United Kingdom
Barings Investment Services Limited                        London                       United Kingdom
Barings Ireland Limited                                    Dublin                       Ireland
Barnabe & Saurette Insurance Brokers Ltd. 1)               St. Jean                     Canada
Battleforce Plc.                                           London                       United Kingdom
BBI Nominees Limited                                       Dublin                       Ireland
BBL Aircraft Investments Ltd.                              Dublin                       Ireland
BBL Australia Ltd.                                         Sydney                       Australia
BBL Capital Management Corporation S.A.                    Bruxelles                    Belgium
BBL FIN S.A.                                               Brussels                     Belgium
BBL Finance Hong Kong Ltd                                  Hong Kong                    Hong Kong
BBL Finance Ireland Unlimited                              Dublin                       Ireland
BBL Financial Services Australia Ltd.                      Sydney                       Australia
BBL Financial Services Ltd.                                Dublin                       Ireland
BBL Funds Management Pty Ltd.                              Sydney                       Australia
BBL Gestion France s a                                     Paris                        France
BBL International Finance s a                              Luxembourg                   Luxemburg
BBL International N.V.                                     Amsterdam Zuidoost           Netherlands
BBL International UK Ltd.                                  London                       United Kingdom
BBL Investment Ltd.                                        Sydney                       Australia

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Baring Latin America Fund Managers Limited                 Private Equity
Baring Latin America GP Limited                            Holding
Baring Latin America Partners Limited                      Holding
Baring Latin America Partners LLC                          Private Equity
Baring Mauritius Limited                                   Investment Management
Baring Mexico (GP) Limited                                 Holding
Baring Mexico Managers Ltd                                 Private Equity
Baring Mutual Fund Management (Ireland) Ltd.               Fund Management
Baring Mutual Fund Management S.A.                         Investment Services
Baring Private Equity Partners (Asia) Limited              Private Equity
Baring Private Equity Partners (Central Europe) Limited    Private Equity
Baring Private Equity Partners (China) Limited             Holding
Baring Private Equity Partners (Hong Kong) Limited         Private Equity
Baring Private Equity Partners (India) Limited             Management Company (general)
Baring Private Equity Partners (Latin Amercia) Limited     Private Equity
Baring Private Equity Partners (Singapore) Pte Limited     Private Equity
Baring Private Equity Partners Espana S A                  Private Equity
Baring Private Equity Partners GmbH                        Private Equity
Baring Private Equity Partners Holding (Asia) Pte
  Limited                                                  Management Company (general)
Baring Private Equity Partners Limited                     Management Company (general)
Baring Private Equity Partners Mexico S C                  Management Company (general)
Baring Private Investment Management Ltd.                  Investment Company
Baring Securities (London) Limited                         Equity Management
Baring SICE (Taiwan) Limited                               Investment Services
Baring Trust Company Ltd.                                  Trust Company
Baring Trustees (Guernsey) Limited                         Trust Company
Baring Venture Partners GmbH                               Venture Capital
Baring Venture Partners S A                                Venture Capital
Baring Vostok Capital Partners Limited                     Management Company (general)
Baring Vostok Fund Managers Limited                        Private Equity
Barings (Guernsey) Limited                                 Offshore Banking
Barings (Isle of Man) Limited                              Trust Company
Barings Investment Services Limited                        Mngmnt. & Adm. of shares
Barings Ireland Limited                                    Custody
Barnabe & Saurette Insurance Brokers Ltd. 1)               Insurance broker
Battleforce Plc.                                           Lease
BBI Nominees Limited                                       Custody
BBL Aircraft Investments Ltd.                              Finance Company
BBL Australia Ltd.                                         General Bank
BBL Capital Management Corporation S.A.                    Service Company
BBL FIN S.A.                                               General Bank
BBL Finance Hong Kong Ltd                                  Financial Services
BBL Finance Ireland Unlimited                              Finance Company
BBL Financial Services Australia Ltd.                      Financial Services
BBL Financial Services Ltd.                                Financial Services
BBL Funds Management Pty Ltd.                              Financial Services
BBL Gestion France s a                                     Financial Services
BBL International Finance s a                              Service Company
BBL International N.V.                                     Finance Company
BBL International UK Ltd.                                  Finance Company
BBL Investment Ltd.                                        Dormant

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Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Baring Latin America Fund Managers Limited                 BPEP Holdings Limited                                           100.00
Baring Latin America GP Limited                            BPEP Holdings Limited                                           100.00
Baring Latin America Partners Limited                      BPEP Holdings Limited                                           100.00
Baring Latin America Partners LLC                          BPEP Holdings Limited                                           100.00
Baring Mauritius Limited                                   ING International Holdings Limited                              100.00
Baring Mexico (GP) Limited                                 BPEP Management Limited                                          64.00
Baring Mexico Managers Ltd                                 BPEP Participations Limited                                     100.00
Baring Mutual Fund Management (Ireland) Ltd.               Baring Asset Management UK Holdings Limited                     100.00
Baring Mutual Fund Management S.A.                         Baring International Investment Management Limited              100.00
Baring Private Equity Partners (Asia) Limited              BPEP Holdings Limited                                           100.00
Baring Private Equity Partners (Central Europe) Limited    BPEP Holdings Limited                                           100.00
Baring Private Equity Partners (China) Limited             BPEP Holdings Limited                                           100.00
Baring Private Equity Partners (Hong Kong) Limited         BPEP Holdings Limited                                            50.00
Baring Private Equity Partners (India) Limited             BPEP Holdings Limited                                           100.00
Baring Private Equity Partners (Latin Amercia) Limited     BPEP Holdings Limited                                           100.00
Baring Private Equity Partners (Singapore) Pte Limited     BPEP Holdings Limited                                           100.00
Baring Private Equity Partners Espana S A                  BPEP Management Limited                                         100.00
Baring Private Equity Partners GmbH                        BPEP Holdings Limited                                           100.00
Baring Private Equity Partners Holding (Asia) Pte
  Limited                                                  BPEP Holdings Limited                                           100.00
Baring Private Equity Partners Limited                     BPEP Holdings Limited                                           100.00
Baring Private Equity Partners Mexico S C                  Baring Private Equity Partners Limited                           90.00
Baring Private Investment Management Ltd.                  Baring Asset Management Limited                                 100.00
Baring Securities (London) Limited                         ING UK Holdings Limited                                         100.00
Baring SICE (Taiwan) Limited                               Baring Asset Management UK Holdings Limited                     100.00
Baring Trust Company Ltd.                                  Financial Services Group Limited                                100.00
Baring Trustees (Guernsey) Limited                         Financial Services Group Limited                                100.00
Baring Venture Partners GmbH                               Baring Private Equity Partners Limited                          100.00
Baring Venture Partners S A                                Baring Private Equity Partners Limited                          100.00
Baring Vostok Capital Partners Limited                     BPEP Participations Limited                                      51.00
Baring Vostok Fund Managers Limited                        Baring Vostok Capital Partners Limited                          100.00
Barings (Guernsey) Limited                                 Financial Services Group Limited                                100.00
Barings (Isle of Man) Limited                              Baring Trustees (Guernsey) Limited                              100.00
Barings Investment Services Limited                        Baring Asset Management Holdings Limited                        100.00
Barings Ireland Limited                                    Barings (Guernsey) Limited                                      100.00
Barnabe & Saurette Insurance Brokers Ltd. 1)               Equisure Financial Network, Inc.                                 49.00
Battleforce Plc.                                           ING Lease (UK) Limited                                          100.00
BBI Nominees Limited                                       Barings Ireland Limited                                         100.00
BBL Aircraft Investments Ltd.                              ING Belgique S.A.                                               100.00
BBL Australia Ltd.                                         ING Belgique S.A.                                               100.00
BBL Capital Management Corporation S.A.                    BBL International UK Ltd.                                        99.98
BBL FIN S.A.                                               ING Belgique S.A.                                               100.00
BBL Finance Hong Kong Ltd                                  BBL Singapore Ltd.                                              100.00
BBL Finance Ireland Unlimited                              BBL Ireland                                                     100.00
BBL Financial Services Australia Ltd.                      Banque Bruxelles Lambert Nominees Ltd                           100.00
BBL Financial Services Ltd.                                BBL Ireland Ltd.                                                100.00
BBL Funds Management Pty Ltd.                              BBL Australia Ltd.                                              100.00
BBL Gestion France s a                                     BBL Gestion Holding s a                                          99.73
BBL International Finance s a                              ING Belgique S.A.                                               100.00
BBL International N.V.                                     ING Luxembourg S.A.                                              70.00
BBL International UK Ltd.                                  ING Belgique S.A.                                               100.00
BBL Investment Ltd.                                        BBL Australia Ltd.                                              100.00

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Company name                                               Parent 2                            % owned  Parent 3             % owned
------------------------------------------------------------------------------------------------------------------------------------
Baring Latin America Fund Managers Limited
Baring Latin America GP Limited
Baring Latin America Partners Limited
Baring Latin America Partners LLC
Baring Mauritius Limited
Baring Mexico (GP) Limited
Baring Mexico Managers Ltd
Baring Mutual Fund Management (Ireland) Ltd.
Baring Mutual Fund Management S.A.
Baring Private Equity Partners (Asia) Limited
Baring Private Equity Partners (Central Europe) Limited
Baring Private Equity Partners (China) Limited
Baring Private Equity Partners (Hong Kong) Limited         Cavendish Nominees Limited            50.00
Baring Private Equity Partners (India) Limited
Baring Private Equity Partners (Latin Amercia) Limited
Baring Private Equity Partners (Singapore) Pte Limited
Baring Private Equity Partners Espana S A
Baring Private Equity Partners GmbH
Baring Private Equity Partners Holding (Asia) Pte
  Limited
Baring Private Equity Partners Limited
Baring Private Equity Partners Mexico S C
Baring Private Investment Management Ltd.
Baring Securities (London) Limited
Baring SICE (Taiwan) Limited
Baring Trust Company Ltd.
Baring Trustees (Guernsey) Limited
Baring Venture Partners GmbH
Baring Venture Partners S A
Baring Vostok Capital Partners Limited
Baring Vostok Fund Managers Limited
Barings (Guernsey) Limited
Barings (Isle of Man) Limited
Barings Investment Services Limited
Barings Ireland Limited
Barnabe & Saurette Insurance Brokers Ltd. 1)
Battleforce Plc.
BBI Nominees Limited
BBL Aircraft Investments Ltd.
BBL Australia Ltd.
BBL Capital Management Corporation S.A.
BBL FIN S.A.
BBL Finance Hong Kong Ltd
BBL Finance Ireland Unlimited
BBL Financial Services Australia Ltd.
BBL Financial Services Ltd.
BBL Funds Management Pty Ltd.
BBL Gestion France s a
BBL International Finance s a
BBL International N.V.                                     Banque Bruxelles Lambert Suisse s.a.  26.00  ING Belgique S.A.       4.00
BBL International UK Ltd.
BBL Investment Ltd.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
BBL Ireland Ltd.                                           Ltd.        50000617   100.00   Harcourt Road
BBL Jersey Ltd.                                            Ltd.        50000659   100.00   Huguenot House, 28 La Motte
                                                                                             Street
BBL Jersey Nominees Ltd                                    Ltd.        50000685   100.00   Huguenot House, 28 La Motte
                                                                                             Street
BBL Jersey Secretaries Ltd.                                Ltd.        50000686   100.00   Huguenot House, 28 La Motte
                                                                                             Street
BBL Leasing Ltd.                                           Ltd.        50000663   100.00   Level 13, 347 Kent Street
BBL Life Luxembourg S.A.                                   S.A.        50000673   100.00   Route D'Esch 52
BBL Mauritius Investments Inc                              Inc.        50000714   100.00   Barkly Wharf 355, Le caudan
                                                                                             Waterfront
BBL Nominees Ltd.                                          Ltd.        50000664   100.00   Level 13, 347 Kent Street
BBL North America Funding Corp                             Corp.       50000621   100.00   28th floor, 590 Madison
                                                                                             Avenue
BBL Singapore Ltd.                                         Ltd.        50000595   100.00   OUB Centre, # 42-00, 1
                                                                                             Raffles Place
BBL Travel Luxembourg S.A.                                 S.A.        50000698    99.91   Route D'Esch 52
BBL Trust Company  (Jersey) Ltd.                           Ltd.        50000661   100.00   Huguenot House, 28 La Motte
                                                                                             Street
BBL Trust Company Overseas Ltd                             S.A.        50000687   100.00   Lion's Chambers  P.O. Box
                                                                                             3459
BBL Trust Services B.V.                                    B.V.        50000697   100.00   Drentestraat 24
BBL Trust Services Luxembourg s a                          S.A.        50000672   100.00   Rue Eugene Ruppert 5
BBL USA Capital Corp Inc.                                  Inc.        50000715   100.00   28th floor, 590 Madison
                                                                                             Avenue
BBL USA Financial Markets Corp.                            Corp.       50000716   100.00   28th floor, 590 Madison
                                                                                             Avenue
BBL USA Holding, LLC                                       LLC         50000624   100.00   28th floor, 590 Madison
                                                                                             Avenue
BBL USA Investments LLC                                    LLC         50000717   100.00   28th floor, 590 Madison
                                                                                             Avenue
BCCM (Guernsey) Limited                                    Ltd.        50000647   100.00   Alexander House, 13-15
                                                                                             Victoria Road
BCEA Advisers Limited                                      Ltd.        20001284    50.00   Barfield House, St Julians
                                                                                             Avenue
BCEA Management Pte Limited                                Ltd.        20001873    60.00   9 Raffles Place, #19-03
                                                                                             Republic Plaza
BCEE Advisers Limited                                      Ltd.        20001852    50.00   Barfield House, St Julians
                                                                                             Avenue
BCEF (GP)  Limited                                         LLC         50000638   100.00   Barfield House, St Julians
                                                                                             Avenue
Bebida B.V.                                                B.V.        20001582   100.00   Bijlmerplein 888
Bedale B.V.                                                B.V.        20001594   100.00   Bijlmerplein 888
Bedrijfsgebouw Groeneveld MBO C.V.                         L.P.        40000204     M.P.   Schenkkade 65
BEGF (GP) Midlands Ltd.                                    Ltd.        50000134   100.00   33 Cavendish Square
BEGF (GP) North Ltd                                        Ltd.        50000133   100.00   33 Cavendish Square
BEGF (GP) South Ltd.                                       Ltd.        50000134   100.00   33 Cavendish Square
Beheer Administratie en Beleggingsmaatschappij Kant B.V.   B.V.        20000611   100.00   Herculesplein 5
Beheer en Exploitatiemaatschappij Govers B.V.              B.V.        50000593   100.00   Bijlmerplein 888
Beheermaatschappij Darius B.V.                             B.V.        20001639   100.00   Bijlmerplein 888
Beheermaatschappij Jansen Groenekan B.V.                   B.V.        20001148   100.00   Herculesplein 5
Beheermaatschappij Lelie B.V.                              B.V.        50000551   100.00   Bijlmerplein 888
Beheermaatschappij Stouwe B.V.                             B.V.        20001579   100.00   Bijlmerplein 888
Beheermaatschappij van der Reijnst B.V.                    B.V.        20001514   100.00   Bijlmerplein 888
Beheermaatschappij van het Beleggingsfonds van de 7 B.V.   B.V.        20000053   100.00   Bijlmerplein 888
Beheermaatschappij Van Putten B.V.                         B.V.        20001509   100.00   Bijlmerplein 888
Beheersmaatschappij Elma Schrijen B.V.                     B.V.        20001824   100.00   Bijlmerplein 888
Beheersmaatschappij W.F. Stegman B.V.                      B.V.        50000085   100.00   Bijlmerplein 888
Beheersmaatschappij W.T.C. Amsterdam BV                    B.V.        50001276   100.00   Strawinskylaan 1
Beheersmij. A.J. Konst B.V.                                B.V.        20001572   100.00   Bijlmerplein 888
Belarado Amsterdam 2000 B.V.                               B.V.        50000591   100.00   Bijlmerplein 888
Belart S.A.                                                S.A.        10000553   100.00   Kunstlaan 46
Belart Staete B.V.                                         B.V.        10000584   100.00   Schenkkade 65
Beleggingsinstelling G. en K.  B.V.                        B.V.        50000035   100.00   Bijlmerplein 888
Belgian Overseas Issuing Corp                              Corp        50000718   100.00   28th floor, 590 Madison
                                                                                             Avenue
Belhaska 51 B.V.                                           B.V.        10001292   100.00   Schenkkade 65
Belhaska 52 B.V.                                           B.V.        10001442   100.00   Schenkkade 65
Belhaska IX B.V.                                           B.V.        10001346   100.00   Koning Davidlaan 3
Belhaska Monumenten B.V.                                   B.V.        10001307   100.00   Schenkkade 65
Belhaska XI B.V.                                           B.V.        10001357   100.00   Schenkkade 65
Belhaska XX B.V.                                           B.V.        50000423   100.00   Prinses Beatrixlaan 35
Belhaska XXI B.V.                                          B.V.        50000425   100.00   Prinses Beatrixlaan 35
Belhaska XXII B.V.                                         B.V.        50000426   100.00   Schenkkade 65
Belhaska XXIII B.V.                                        B.V.        50000427   100.00   Prinses Beatrixlaan 35
Belhaska XXIV B.V.                                         B.V.        50000429   100.00   Prinses Beatrixlaan 35
Belhaska XXIX B.V.                                         B.V.        50000432   100.00   Prinses Beatrixlaan 35
Belhaska XXV B.V.                                          B.V.        50000428   100.00   Prinses Beatrixlaan 35
Belhaska XXVI B.V.                                         B.V.        50000431   100.00   Prinses Beatrixlaan 35
Belhaska XXVII B.V.                                        B.V.        50000433   100.00   Prinses Beatrixlaan 35
Belhaska XXVIII B.V.                                       B.V.        50000430   100.00   Prinses Beatrixlaan 35
Belica B.V.                                                B.V.        50000552   100.00   Bijlmerplein 888
Bello & Klaassen Assurantie Adviseurs B.V.                 B.V.        10001277   100.00   Eekwal 10
BELSCA S.A.                                                S.A.        50000743    19.96   Avenue Reine Astrid 47-49
Bempton B.V.                                               B.V.        20001657   100.00   Bijlmerplein 888
Ben-Net Corporation 1)                                     Ltd.                    49.00   101 Worthington St. E.,
                                                                                             suite 325

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
BBL Ireland Ltd.                                           2              Dublin                       Ireland
BBL Jersey Ltd.                                            JE2 4SZ        St. Helier, Jersey           United Kingdom
BBL Jersey Nominees Ltd                                    JE2 4SZ        St. Helier, Jersey           United Kingdom
BBL Jersey Secretaries Ltd.                                JE2 4SZ        St. Helier, Jersey           United Kingdom
BBL Leasing Ltd.                                           NSW 2000       Sydney                       Australia
BBL Life Luxembourg S.A.                                   2965           Luxemburg                    Luxemburg
BBL Mauritius Investments Inc                                             Port Louis                   Mauritius
BBL Nominees Ltd.                                          NSW 2000       Sydney                       Australia
BBL North America Funding Corp                             NY 10022-2540  New York                     United States of America
BBL Singapore Ltd.                                         048616         Singapore                    Singapore
BBL Travel Luxembourg S.A.                                 2965           Luxemburg                    Luxemburg
BBL Trust Company  (Jersey) Ltd.                           JE2 4SZ        St. Helier, Jersey           United Kingdom
BBL Trust Company Overseas Ltd                                            Tortola                      British Virgin Islands
BBL Trust Services B.V.                                    1083 HK        Amsterdam                    Netherlands
BBL Trust Services Luxembourg s a                          2453           Luxembourg                   Luxemburg
BBL USA Capital Corp Inc.                                  NY 10022-2540  New York                     United States of America
BBL USA Financial Markets Corp.                            NY 10022-2540  New York                     United States of America
BBL USA Holding, LLC                                       NY 10022-2540  New York                     United States of America
BBL USA Investments LLC                                    NY 10022-2540  New York                     United States of America
BCCM (Guernsey) Limited                                    GY1 3ZD        St. Peter Port, Guernsey     United Kingdom
BCEA Advisers Limited                                      GY1 3QL        St. Peter Port, Guernsey     United Kingdom
BCEA Management Pte Limited                                048619         Singapore                    Singapore
BCEE Advisers Limited                                      GY1 3QL        St. Peter Port, Guernsey     United Kingdom
BCEF (GP)  Limited                                         GY1 3QL        St. Peter Port, Guernsey     United Kingdom
Bebida B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Bedale B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Bedrijfsgebouw Groeneveld MBO C.V.                         2595 AS        Den Haag                     Netherlands
BEGF (GP) Midlands Ltd.                                    W1G 0BQ        London                       United Kingdom
BEGF (GP) North Ltd                                        W1G 0BQ        London                       United Kingdom
BEGF (GP) South Ltd.                                       W1G 0BQ        London                       United Kingdom
Beheer Administratie en Beleggingsmaatschappij Kant B.V.   3584 AA        Utrecht                      Netherlands
Beheer en Exploitatiemaatschappij Govers B.V.              1102 MG        Amsterdam Zuidoost           Netherlands
Beheermaatschappij Darius B.V.                             1102 MG        Amsterdam Zuidoost           Netherlands
Beheermaatschappij Jansen Groenekan B.V.                   3584 AA        Utrecht                      Netherlands
Beheermaatschappij Lelie B.V.                              1102 MG        Amsterdam Zuidoost           Netherlands
Beheermaatschappij Stouwe B.V.                             1102 MG        Amsterdam Zuidoost           Netherlands
Beheermaatschappij van der Reijnst B.V.                    1102 MG        Amsterdam Zuidoost           Netherlands
Beheermaatschappij van het Beleggingsfonds van de 7 B.V.   1102 MG        Amsterdam Zuidoost           Netherlands
Beheermaatschappij Van Putten B.V.                         1102 MG        Amsterdam Zuidoost           Netherlands
Beheersmaatschappij Elma Schrijen B.V.                     1102 MG        Amsterdam Zuidoost           Netherlands
Beheersmaatschappij W.F. Stegman B.V.                      1102 MG        Amsterdam Zuidoost           Netherlands
Beheersmaatschappij W.T.C. Amsterdam BV                    1077 XW        Amsterdam                    Netherlands
Beheersmij. A.J. Konst B.V.                                1102 MG        Amsterdam Zuidoost           Netherlands
Belarado Amsterdam 2000 B.V.                               1102 MG        Amsterdam Zuidoost           Netherlands
Belart S.A.                                                B-1000         Brussel                      Belgium
Belart Staete B.V.                                         2595 AS        Den Haag                     Netherlands
Beleggingsinstelling G. en K.  B.V.                        1102 MG        Amsterdam Zuidoost           Netherlands
Belgian Overseas Issuing Corp                              NY 10022-2540  New York                     United States of America
Belhaska 51 B.V.                                           2595 AS        Den Haag                     Netherlands
Belhaska 52 B.V.                                           2595 AS        Den Haag                     Netherlands
Belhaska IX B.V.                                           6564 AC        Nijmegen                     Netherlands
Belhaska Monumenten B.V.                                   2595 AS        Den Haag                     Netherlands
Belhaska XI B.V.                                           2595 AS        Den Haag                     Netherlands
Belhaska XX B.V.                                           2595 AK        Den Haag                     Netherlands
Belhaska XXI B.V.                                          2595 AK        Den Haag                     Netherlands
Belhaska XXII B.V.                                         2595 AS        Den Haag                     Netherlands
Belhaska XXIII B.V.                                        2595 AK        Den Haag                     Netherlands
Belhaska XXIV B.V.                                         2595 AK        Den Haag                     Netherlands
Belhaska XXIX B.V.                                         2595 AK        Den Haag                     Netherlands
Belhaska XXV B.V.                                          2595 AK        Den Haag                     Netherlands
Belhaska XXVI B.V.                                         2595 AK        Den Haag                     Netherlands
Belhaska XXVII B.V.                                        2595 AK        Den Haag                     Netherlands
Belhaska XXVIII B.V.                                       2595 AK        Den Haag                     Netherlands
Belica B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Bello & Klaassen Assurantie Adviseurs B.V.                 8011 LD        Zwolle                       Netherlands
BELSCA S.A.                                                5000           Namen                        Belgium
Bempton B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Ben-Net Corporation 1)
                                                           ON P1B 1G5     North Bay                    Canada

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
BBL Ireland Ltd.                                           General Bank
BBL Jersey Ltd.                                            Offshore Banking
BBL Jersey Nominees Ltd                                    Custody
BBL Jersey Secretaries Ltd.                                Financial Services
BBL Leasing Ltd.                                           Dormant
BBL Life Luxembourg S.A.                                   Life Insurance
BBL Mauritius Investments Inc                              Investment Fund
BBL Nominees Ltd.                                          Dormant
BBL North America Funding Corp                             Finance Company
BBL Singapore Ltd.                                         Service Company
BBL Travel Luxembourg S.A.                                 Service Company
BBL Trust Company  (Jersey) Ltd.                           Trust Company
BBL Trust Company Overseas Ltd                             Trust Company
BBL Trust Services B.V.                                    Trust Company
BBL Trust Services Luxembourg s a                          Trust Company
BBL USA Capital Corp Inc.                                  Holding
BBL USA Financial Markets Corp.                            Financial Services
BBL USA Holding, LLC                                       Holding
BBL USA Investments LLC                                    Investment Fund
BCCM (Guernsey) Limited                                    Private Equity
BCEA Advisers Limited                                      Holding
BCEA Management Pte Limited                                Management Company (general)
BCEE Advisers Limited                                      Private Equity
BCEF (GP)  Limited                                         Private Equity
Bebida B.V.                                                Cash Company
Bedale B.V.                                                Cash Company
Bedrijfsgebouw Groeneveld MBO C.V.                         Real Estate Exploitation
BEGF (GP) Midlands Ltd.                                    Investment Management
BEGF (GP) North Ltd                                        Investment Management
BEGF (GP) South Ltd.                                       Investment Management
Beheer Administratie en Beleggingsmaatschappij Kant B.V.   Investment Company
Beheer en Exploitatiemaatschappij Govers B.V.              Cash Company
Beheermaatschappij Darius B.V.                             Cash Company
Beheermaatschappij Jansen Groenekan B.V.                   Investment Company
Beheermaatschappij Lelie B.V.                              Cash Company
Beheermaatschappij Stouwe B.V.                             Cash Company
Beheermaatschappij van der Reijnst B.V.                    Cash Company
Beheermaatschappij van het Beleggingsfonds van de 7 B.V.   Cash Company
Beheermaatschappij Van Putten B.V.                         Cash Company
Beheersmaatschappij Elma Schrijen B.V.                     Cash Company
Beheersmaatschappij W.F. Stegman B.V.                      Cash Company
Beheersmaatschappij W.T.C. Amsterdam BV                    Real Estate Development
Beheersmij. A.J. Konst B.V.                                Cash Company
Belarado Amsterdam 2000 B.V.                               Cash Company
Belart S.A.                                                Real Estate: General
Belart Staete B.V.                                         Real Estate: General
Beleggingsinstelling G. en K.  B.V.                        Cash Company
Belgian Overseas Issuing Corp                              Finance Company
Belhaska 51 B.V.                                           Dormant
Belhaska 52 B.V.                                           Dormant
Belhaska IX B.V.                                           Dormant
Belhaska Monumenten B.V.                                   Dormant
Belhaska XI B.V.                                           Insurance Agency
Belhaska XX B.V.                                           Insurance Agency
Belhaska XXI B.V.                                          Insurance Agency
Belhaska XXII B.V.                                         Insurance Agency
Belhaska XXIII B.V.                                        Insurance Agency
Belhaska XXIV B.V.                                         Insurance Agency
Belhaska XXIX B.V.                                         Insurance Agency
Belhaska XXV B.V.                                          Insurance Agency
Belhaska XXVI B.V.                                         Insurance Agency
Belhaska XXVII B.V.                                        Insurance Agency
Belhaska XXVIII B.V.                                       Insurance Agency
Belica B.V.                                                Cash Company
Bello & Klaassen Assurantie Adviseurs B.V.                 Insurance broker
BELSCA S.A.                                                Miscellaneous
Bempton B.V.                                               Cash Company
Ben-Net Corporation 1)                                     Insurance broker

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
BBL Ireland Ltd.                                           ING Belgique S.A.                                               100.00
BBL Jersey Ltd.                                            Banque Bruxelles Lambert  Suisse  s.a.                          100.00
BBL Jersey Nominees Ltd                                    ING Belgique S.A.                                               100.00
BBL Jersey Secretaries Ltd.                                ING Belgique S.A.                                               100.00
BBL Leasing Ltd.                                           BBL Australia Ltd.                                              100.00
BBL Life Luxembourg S.A.                                   ING Belgique S.A.                                               100.00
BBL Mauritius Investments Inc                              BBL Mauritius Holdings                                          100.00
BBL Nominees Ltd.                                          BBL Australia Ltd.                                              100.00
BBL North America Funding Corp                             ING Belgique S.A.                                               100.00
BBL Singapore Ltd.                                         ING Belgique S.A.                                               100.00
BBL Travel Luxembourg S.A.                                 Credit Europeen Luxembourg S.A.                                  99.91
BBL Trust Company  (Jersey) Ltd.                           Banque Bruxelles Lambert Suisse  S.A.                           100.00
BBL Trust Company Overseas Ltd                             ING Belgique S.A.                                               100.00
BBL Trust Services B.V.                                    Credit Europeen Luxembourg S.A.                                 100.00
BBL Trust Services Luxembourg s a                          Credit Europeen Luxembourg s.a.                                 100.00
BBL USA Capital Corp Inc.                                  BBL USA Holding                                                 100.00
BBL USA Financial Markets Corp.                            BBL USA Holding                                                 100.00
BBL USA Holding, LLC                                       ING Belgique S.A.                                               100.00
BBL USA Investments LLC                                    BBL USA Holding                                                 100.00
BCCM (Guernsey) Limited                                    BPEP Participations Limited                                     100.00
BCEA Advisers Limited                                      BPEP Holdings Limited                                            50.00
BCEA Management Pte Limited                                BCEA Advisers Limited                                            60.00
BCEE Advisers Limited                                      BPEP Holdings Limited                                            50.00
BCEF (GP)  Limited                                         BPEP Holdings Limited                                           100.00
Bebida B.V.                                                ING Prena B.V.                                                  100.00
Bedale B.V.                                                ING Prena B.V.                                                  100.00
Bedrijfsgebouw Groeneveld MBO C.V.                         MBO-Vastgoed Lease B.V.
BEGF (GP) Midlands Ltd.                                    Baring Private Equity Partners Limited                          100.00
BEGF (GP) North Ltd                                        Baring Private Equity Partners Limited                          100.00
BEGF (GP) South Ltd.                                       Baring Private Equity Partners Limited                          100.00
Beheer Administratie en Beleggingsmaatschappij Kant B.V.   CenE Bankiers N.V.                                              100.00
Beheer en Exploitatiemaatschappij Govers B.V.              ING Prena B.V.                                                  100.00
Beheermaatschappij Darius B.V.                             ING Prena B.V.                                                  100.00
Beheermaatschappij Jansen Groenekan B.V.                   BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.           100.00
Beheermaatschappij Lelie B.V.                              ING Prena B.V.                                                  100.00
Beheermaatschappij Stouwe B.V.                             ING Prena B.V.                                                  100.00
Beheermaatschappij van der Reijnst B.V.                    ING Prena B.V.                                                  100.00
Beheermaatschappij van het Beleggingsfonds van de 7 B.V.   ING Prena B.V.                                                  100.00
Beheermaatschappij Van Putten B.V.                         ING Prena B.V.                                                  100.00
Beheersmaatschappij Elma Schrijen B.V.                     ING Prena B.V.                                                  100.00
Beheersmaatschappij W.F. Stegman B.V.                      ING Prena B.V.                                                  100.00
Beheersmaatschappij W.T.C. Amsterdam BV                    ING Vastgoed Belegging B.V.                                     100.00
Beheersmij. A.J. Konst B.V.                                ING Prena B.V.                                                  100.00
Belarado Amsterdam 2000 B.V.                               ING Prena B.V.                                                  100.00
Belart S.A.                                                BOZ B.V.                                                         20.00
Belart Staete B.V.                                         BOZ B.V.                                                        100.00
Beleggingsinstelling G. en K.  B.V.                        ING Prena B.V.                                                  100.00
Belgian Overseas Issuing Corp                              BBL USA Holding                                                 100.00
Belhaska 51 B.V.                                           Belhaska XI B.V.                                                100.00
Belhaska 52 B.V.                                           Belhaska XI B.V.                                                100.00
Belhaska IX B.V.                                           B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Belhaska Monumenten B.V.                                   Belhaska XI B.V.                                                100.00
Belhaska XI B.V.                                           Oostermij B.V.                                                  100.00
Belhaska XX B.V.                                           Oostermij B.V.                                                   95.00
Belhaska XXI B.V.                                          Oostermij B.V.                                                   95.00
Belhaska XXII B.V.                                         Oostermij B.V.                                                   95.00
Belhaska XXIII B.V.                                        Oostermij B.V.                                                   95.00
Belhaska XXIV B.V.                                         Oostermij B.V.                                                   95.00
Belhaska XXIX B.V.                                         Oostermij B.V.                                                   95.00
Belhaska XXV B.V.                                          Oostermij B.V.                                                   95.00
Belhaska XXVI B.V.                                         Oostermij B.V.                                                   95.00
Belhaska XXVII B.V.                                        Oostermij B.V.                                                   95.00
Belhaska XXVIII B.V.                                       Oostermij B.V.                                                   95.00
Belica B.V.                                                ING Prena B.V.                                                  100.00
Bello & Klaassen Assurantie Adviseurs B.V.                 Belhaska XI B.V.                                                100.00
BELSCA S.A.                                                ING Belgique S.A.                                                19.96
Bempton B.V.                                               ING Prena B.V.                                                  100.00
Ben-Net Corporation 1)                                     Equisure Financial Network, Inc.                                 49.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                % owned
------------------------------------------------------------------------------------------------------------------------------------
BBL Ireland Ltd.
BBL Jersey Ltd.
BBL Jersey Nominees Ltd
BBL Jersey Secretaries Ltd.
BBL Leasing Ltd.
BBL Life Luxembourg S.A.
BBL Mauritius Investments Inc
BBL Nominees Ltd.
BBL North America Funding Corp
BBL Singapore Ltd.
BBL Travel Luxembourg S.A.
BBL Trust Company  (Jersey) Ltd.
BBL Trust Company Overseas Ltd
BBL Trust Services B.V.
BBL Trust Services Luxembourg s a
BBL USA Capital Corp Inc.
BBL USA Financial Markets Corp.
BBL USA Holding, LLC
BBL USA Investments LLC
BCCM (Guernsey) Limited
BCEA Advisers Limited
BCEA Management Pte Limited
BCEE Advisers Limited
BCEF (GP)  Limited
Bebida B.V.
Bedale B.V.
Bedrijfsgebouw Groeneveld MBO C.V.
BEGF (GP) Midlands Ltd.
BEGF (GP) North Ltd
BEGF (GP) South Ltd.
Beheer Administratie en Beleggingsmaatschappij Kant B.V.
Beheer en Exploitatiemaatschappij Govers B.V.
Beheermaatschappij Darius B.V.
Beheermaatschappij Jansen Groenekan B.V.
Beheermaatschappij Lelie B.V.
Beheermaatschappij Stouwe B.V.
Beheermaatschappij van der Reijnst B.V.
Beheermaatschappij van het Beleggingsfonds van de 7 B.V.
Beheermaatschappij Van Putten B.V.
Beheersmaatschappij Elma Schrijen B.V.
Beheersmaatschappij W.F. Stegman B.V.
Beheersmaatschappij W.T.C. Amsterdam BV
Beheersmij. A.J. Konst B.V.
Belarado Amsterdam 2000 B.V.
Belart S.A.                                                Belart State B.V.                         80.00
Belart Staete B.V.
Beleggingsinstelling G. en K.  B.V.
Belgian Overseas Issuing Corp
Belhaska 51 B.V.
Belhaska 52 B.V.
Belhaska IX B.V.
Belhaska Monumenten B.V.
Belhaska XI B.V.
Belhaska XX B.V.                                           Belhaska XI B.V.                           5.00
Belhaska XXI B.V.                                          Belhaska XI B.V.                           5.00
Belhaska XXII B.V.                                         Belhaska XI B.V.                           5.00
Belhaska XXIII B.V.                                        Belhaska XI B.V.                           5.00
Belhaska XXIV B.V.                                         Belhaska XI B.V.                           5.00
Belhaska XXIX B.V.                                         Belhaska XI B.V.                           5.00
Belhaska XXV B.V.                                          Belhaska XI B.V.                           5.00
Belhaska XXVI B.V.                                         Belhaska XI B.V.                           5.00
Belhaska XXVII B.V.                                        Belhaska XI B.V.                           5.00
Belhaska XXVIII B.V.                                       Belhaska XI B.V.                           5.00
Belica B.V.
Bello & Klaassen Assurantie Adviseurs B.V.
BELSCA S.A.
Bempton B.V.
Ben-Net Corporation 1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Total
Company name                                              Legal Form  ing code  Owned %   Address                      Postal Code
------------------------------------------------------------------------------------------------------------------------------------
Berchem Onroerend Goed B.V.                               B.V.        20001951   100.00   Schenkkade 65                2595 AS
Berg Assurantien B.V.                                     B.V.        10001341   100.00   Tuindersweg 47-49            2676 BD
Berg Bankzaken B.V.                                       B.V.        10001342   100.00   Tuindersweg 47-49            2676 BD
Berg Diensten Beheer B.V.                                 B.V.        10001340   100.00   Tuindersweg 47-49            2676 BD
Berkelse Poort B.V.                                       B.V.        20001952   100.00   Bijlmerplein 888             1102 MG
Berkel-Staete I B.V.                                      B.V.        10000531   100.00   Amstelveenseweg 500          1081 KL
Berkel-Staete II B.V.                                     B.V.        10000532   100.00   Amstelveenseweg 500          1081 KL
Berlin Brandenburg Grundbesitz B.V.                       B.V.        40000188   100.00   Schenkkade 65                2595 AS
Berliner Gesellschaft fur Vermogensverwaltung mbH         GmbH        50000502    98.23   Bockenheimer Landstrasse 10  60323
Bermillio B.V.                                            B.V.        20001635   100.00   Bijlmerplein 888             1102 MG
Besacta B.V.                                              B.V.        50000529   100.00   Bijlmerplein 888             1102 MG
Besto Sol Beheer B.V.                                     B.V.        20002023   100.00   Bijlmerplein 888             1102 MG
Beuke Poort B.V.                                          B.V.        20001986   100.00   Schenkkade 65                2595 AS
Bewaarbedrijf CenE Bankiers B.V.                          B.V.        20000602   100.00   Herculesplein 5              3584 AA
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH       GmbH        20002629    98.23   Bockenheimer Landstrasse 10  60323
BGAG Projekt GmbH                                         GmbH        50001145    98.23   Bockenheimer Landstrasse 10  60323
BH&S Property Management Limited                          Ltd.        50000829    50.00   60 London Wall               EC2M 5TQ
BHB Management Limited                                    Ltd.        20001278   100.00   33 Cavendish Square          W1M 0BQ
BHC Management Limited                                    Ltd.        50000966   100.00   Barfield House, St Julians
                                                                                            Avenue                     GY1 3ZD
BHF + HIH Fondsmanagement GmbH                            GmbH        50000233    58.25   Bockenheimer Landstrasse 10  60323
BHF 1. Grundbesitz GmbH                                   GmbH        50000483    98.23   Bockenheimer Landstrasse 10  60323
BHF Capital Management GmbH                               GmbH        50000234    98.23   Bockenheimer Landstrasse 10  60323
BHF Finance (Nederlands) B.V.                             B.V.        50000251    98.23   Vossiusstraat 3              1071 AB
BHF Grundbesitz-Verwaltungsgesellschaft mbH               GmbH        50000252    98.23   Bockenheimer Landstrasse 10  60323
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co. am
  Kaiserlei OHG                                           OHG         50000253    98.23   Bockenheimer Landstrasse 10  60323
BHF Holding Aktiengesellschaft                            AG          20000839   100.00   Bockenheimer Landstrasse 10  60323
BHF Immobilien-GmbH                                       GmbH        50000254    98.23   Bockenheimer Landstrasse 10  60323
BHF Private Equity Treuhand- und Beratungsgesselschaft
  mbH                                                     GmbH        50000255    98.23   Bockenheimer Landstrasse 10  60323
BHF Specialized Finance GmbH                              GmbH        50000257    98.23   Bockenheimer Landstrasse 10  60323
BHF Structured Finance Corporation                        Corp.       50000258    98.23
BHF Trust Management Gesellschaft fur
  Vermogensverwaltung mbH                                 GmbH        50000259    98.23   Neue Mainzer Stra(beta)e 80  60311
BHF Zivnostenska Investment B.V.                          GmbH        50000261    80.87   Vossiusstraat 3              1071 AB
BHF-BANK (Jersey) Ltd.                                    AG          50000262    98.23   6 West Centre
BHF-BANK (Schweiz) AG                                     AG          50000263    98.23   Schulhausstra(beta)e 6       8027
BHF-BANK Finance (Jersey) Ltd.                            Ltd.        50000264    98.23   6 West Centre
BHF-BANK International S.A.                               S.A.        50000265    98.23   283, route d'Arlon           1150
BHF-Betriebsservice GmbH                                  GmbH        50000266    98.23   Bockenheimer Landstrasse 10  60323
BHI Management Limited                                    Ltd.        50000825    62.50   Barfield House, St Julians
                                                                                            Avenue                     GY1 3QL
BHR Management Limited                                    Ltd.        20001280   100.00   Barfield House, St Julians
                                                                                            Avenue                     GY1 3QL
BI Advisers Limited                                       Ltd.        20001874    60.00   Barfield House, St Julians
                                                                                            Avenue                     GY1 3QL
Bidania B.V.                                              B.V.        50000011   100.00   Bijlmerplein 888             1102 MG
Bijl Beheer B.V.                                          B.V.        50000014   100.00   Bijlmerplein 888             1102 MG
Bijlmerplein Leasing B.V.                                 B.V.        40000117   100.00   Bijlmerplein 888             1102 MG
Bimbister B.V.                                            B.V.        20001633   100.00   Bijlmerplein 888             1102 MG
Biporus B.V.                                              B.V.        20001078   100.00   Bijlmerplein 888             1102 MG
Birthland Limited                                         Ltd.        50000800   100.00   107, Cheapside               EC2V 6HJ
BIS Nominees Pty Limited                                  Ltd.        10001515   100.00
Bishop-Morrow Insurance Ltd. 1)                           Ltd.                    49.00   101 - 1305 11th Avenue SW    AB T3C 3P6
Bishopscourt Asset Finance Limited                        Ltd.        50000580   100.00   60 London Wall               EC2M 5TQ
Bissone B.V.                                              B.V.        50000015   100.00   Drentestraat 24              1083 HK
BL & P Nieuwegein B.V.                                    B.V.        50000016   100.00   Bijlmerplein 888             1102 MG
BLAC Corp incorperated                                    Inc.        20001879    51.00   2665 South Bayshore Drive    Suite 1101
BLAC Holdings inc                                         Inc.        20001850   100.00   Corporation Trust Center     1209 Orang
Blarina B.V.                                              B.V.        20001223   100.00   Bijlmerplein 888             1102 MG
Blauwe M R I B.V.                                         B.V.        20001803   100.00   Karspeldreef 14              1101 CK
Bleakleys Limited                                         Ltd.        10001510   100.00   10 Help Street               NSW
Blijenhoek Staete B.V.                                    B.V.        10000562   100.00   Schenkkade 65                2595 AS
Blizzard Rock B.V.                                        B.V.        50000553   100.00   Bijlmerplein 888             1102 MG
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.         Ltd.        10000816   100.00   65 Chulia Street #36-01      049513
Bonfield Japan Growth                                                                 -   P.O. Box 309, Ugland, South
                                                                                            Church Street
Bonfield Japan Hedge Fund                                                             -   IFSC House, International
                                                                                            Financial Services Centre  1
Boree s.a.                                                S.A.        50000669   100.00   Avenue du General de
                                                                                            Gaulle, 90/102, Coeur
                                                                                            Defense Tour A, Place de
                                                                                            la Defense                 92400
Bothwell B.V.                                             B.V.        20001824   100.00   Bijlmerplein 888             1102 MG
Bouw en Exploitatiemaatschappij Deska XXIII B.V.          N.V.        20001933   100.00   Schenkkade 65                2595 AS
Bouwbureau voor de Twents-Gelderse Industrie B.V.         B.V.        20002033   100.00   Bijlmerplein 888             1102 MG
Bouwfonds Anklaar-Apeldoorn 1967 B.V.                     B.V.        10000633   100.00   Schenkkade 65                2595 AS
Bouwfonds AVG B.V.                                        B.V.        10000616        -   Schenkkade 65                2595 AS
Bouwfonds Bilthoven 1969 B.V.                             B.V.        10000634   100.00   Schenkkade 65                2595 AS
Bouwfonds Nationale-Nederlanden B.V.                      B.V.        10000034   100.00   Schenkkade 65                2595 AS
Bouwfonds Nemavo B.V.                                     B.V.        10000632   100.00   Schenkkade 65                2595 AS
Bouwfonds Roveso B.V.                                     B.V.        10000635   100.00   Schenkkade 65                2595 AS
Bouwfonds Utrecht 1967 B.V.                               B.V.        10000683   100.00   Schenkkade 65                2595 AS
Bouwfonds Valken Staete B.V.                              B.V.        10000547   100.00   Schenkkade 65                2595 AS
Bouwmaatschappij Mecklenburgplein B.V.                    B.V.        20000617   100.00   Bijlmerplein 888             1102 MG
Bouwonderneming AMER LII B.V.                             B.V.        10000234   100.00   Schenkkade 65                2595 AS
BOZ B.V.                                                  B.V.        10000501   100.00   Schenkkade 65                2595 AS
BPEP ( Poland) S.p.zo.o                                   S.p.zo.o    50000639   100.00   Al. Jana Pawla II 23         00-854
BPEP General Partner I Linmited                           Ltd.        20001854   100.00   33 Cavendish Square          W1M 0BQ
BPEP General Partner II Limited                           Ltd.        20001855   100.00   33 Cavendish Square          W1M 0BQ
BPEP Holdings Limited                                     Ltd.        20001682   100.00   Barfield House. St.Julians
                                                                                            Av.                        St. Peter
BPEP Management (UK) Limited                              Ltd.        20001857   100.00   33 Cavendish Square          W1M 0BQ
BPEP Management Limited                                   Ltd.        20001863   100.00   Barfield House, St Julians
                                                                                            Avenue                     GY1 3QL
BPEP Nominees Limited                                     Ltd.        20001856   100.00   33 Cavendish Square          W1M OBN
BPEP Participations Limited                               Ltd.        20001860   100.00   Barfield House. St.Julians
                                                                                            Av.                        St. Peter
Branson Insurance Agency, Inc.                            Inc.        50000172   100.00   400 First Street South,
                                                                                            Suite 300                  MN 56301-3600

------------------------------------------------------------------------------------------------------------------------------------

Company name                                              City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Berchem Onroerend Goed B.V.                               Den Haag                     Netherlands
Berg Assurantien B.V.                                     Maasdijk                     Netherlands
Berg Bankzaken B.V.                                       Maasdijk                     Netherlands
Berg Diensten Beheer B.V.                                 Maasdijk                     Netherlands
Berkelse Poort B.V.                                       Amsterdam Zuidoost           Netherlands
Berkel-Staete I B.V.                                      Amsterdam                    Netherlands
Berkel-Staete II B.V.                                     Amsterdam                    Netherlands
Berlin Brandenburg Grundbesitz B.V.                       Den Haag                     Netherlands
Berliner Gesellschaft fur Vermogensverwaltung mbH         Frankfurt am Main            Germany
Bermillio B.V.                                            Amsterdam Zuidoost           Netherlands
Besacta B.V.                                              Amsterdam Zuidoost           Netherlands
Besto Sol Beheer B.V.                                     Amsterdam Zuidoost           Netherlands
Beuke Poort B.V.                                          Den Haag                     Netherlands
Bewaarbedrijf CenE Bankiers B.V.                          Utrecht                      Netherlands
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH       Frankfurt am Main            Germany
BGAG Projekt GmbH                                         Frankfurt am Main            Germany
BH&S Property Management Limited                          London                       United Kingdom
BHB Management Limited                                    London                       United Kingdom
BHC Management Limited                                    St. Peter Port, Guernsey     United Kingdom
BHF + HIH Fondsmanagement GmbH                            Frankfurt am Main            Germany
BHF 1. Grundbesitz GmbH                                   Frankfurt am Main            Germany
BHF Capital Management GmbH                               Frankfurt am Main            Germany
BHF Finance (Nederlands) B.V.                             Amsterdam                    Netherlands
BHF Grundbesitz-Verwaltungsgesellschaft mbH               Frankfurt am Main            Germany
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co. am
  Kaiserlei OHG                                           Frankfurt am Main            Germany
BHF Holding Aktiengesellschaft                            Frankfurt am Main            Germany
BHF Immobilien-GmbH                                       Frankfurt am Main            Germany
BHF Private Equity Treuhand- und Beratungsgesselschaft
  mbH                                                     Frankfurt am Main            Germany
BHF Specialized Finance GmbH                              Frankfurt am Main            Germany
BHF Structured Finance Corporation                                                     Cayman Islands
BHF Trust Management Gesellschaft fur
  Vermogensverwaltung mbH                                 Frankfurt am Main            Germany
BHF Zivnostenska Investment B.V.                          Amsterdam                    Netherlands
BHF-BANK (Jersey) Ltd.                                    St Helier (Jersey)           United Kingdom
BHF-BANK (Schweiz) AG                                     Zurich                       Switzerland
BHF-BANK Finance (Jersey) Ltd.                            St Helier (Jersey)           United Kingdom
BHF-BANK International S.A.                               Luxemburg                    Luxemburg
BHF-Betriebsservice GmbH                                  Frankfurt am Main            Germany
BHI Management Limited                                    St. Peter Port, Guernsey     United Kingdom
BHR Management Limited                                    St. Peter Port, Guernsey     United Kingdom
BI Advisers Limited                                       St. Peter Port, Guernsey     United Kingdom
Bidania B.V.                                              Amsterdam Zuidoost           Netherlands
Bijl Beheer B.V.                                          Amsterdam Zuidoost           Netherlands
Bijlmerplein Leasing B.V.                                 Amsterdam Zuidoost           Netherlands
Bimbister B.V.                                            Amsterdam Zuidoost           Netherlands
Biporus B.V.                                              Amsterdam Zuidoost           Netherlands
Birthland Limited                                         London                       United Kingdom
BIS Nominees Pty Limited                                  Melbourne                    Australia
Bishop-Morrow Insurance Ltd. 1)                           Calgary                      Canada
Bishopscourt Asset Finance Limited                        London                       United Kingdom
Bissone B.V.                                              Amsterdam                    Netherlands
BL & P Nieuwegein B.V.                                    Amsterdam Zuidoost           Netherlands
BLAC Corp incorperated                                    Coconut Grove                United States of America
BLAC Holdings inc                                         Wilmington                   United States of America
Blarina B.V.                                              Amsterdam Zuidoost           Netherlands
Blauwe M R I B.V.                                         Amsterdam                    Netherlands
Bleakleys Limited                                         Chatswood                    Australia
Blijenhoek Staete B.V.                                    Den Haag                     Netherlands
Blizzard Rock B.V.                                        Amsterdam Zuidoost           Netherlands
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.         Singapore                    Singapore
Bonfield Japan Growth                                     Georgetown, Grand Cayman     Cayman Island, British
                                                                                         West Indies
Bonfield Japan Hedge Fund                                 Dublin                       Ireland
Boree s.a.                                                Paris                        France
Bothwell B.V.                                             Amsterdam                    Netherlands
Bouw en Exploitatiemaatschappij Deska XXIII B.V.          Den Haag                     Netherlands
Bouwbureau voor de Twents-Gelderse Industrie B.V.         Amsterdam Zuidoost           Netherlands
Bouwfonds Anklaar-Apeldoorn 1967 B.V.                     Den Haag                     Netherlands
Bouwfonds AVG B.V.                                        Den Haag                     Netherlands
Bouwfonds Bilthoven 1969 B.V.                             Den Haag                     Netherlands
Bouwfonds Nationale-Nederlanden B.V.                      Den Haag                     Netherlands
Bouwfonds Nemavo B.V.                                     Den Haag                     Netherlands
Bouwfonds Roveso B.V.                                     Den Haag                     Netherlands
Bouwfonds Utrecht 1967 B.V.                               Den Haag                     Netherlands
Bouwfonds Valken Staete B.V.                              Den Haag                     Netherlands
Bouwmaatschappij Mecklenburgplein B.V.                    Amsterdam Zuidoost           Netherlands
Bouwonderneming AMER LII B.V.                             Den Haag                     Netherlands
BOZ B.V.                                                  Den Haag                     Netherlands
BPEP ( Poland) S.p.zo.o                                   Warsaw                       Poland
BPEP General Partner I Linmited                           London                       United Kingdom
BPEP General Partner II Limited                           London                       United Kingdom
BPEP Holdings Limited                                     Guernsey                     United Kingdom
BPEP Management (UK) Limited                              London                       United Kingdom
BPEP Management Limited                                   St. Peter Port, Guernsey     United Kingdom
BPEP Nominees Limited                                     London                       United Kingdom
BPEP Participations Limited                               Guernsey                     United Kingdom
Branson Insurance Agency, Inc.                            St Cloud                     United States of America

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Company name                                              Activity
------------------------------------------------------------------------------------------------------------------------------------
Berchem Onroerend Goed B.V.                               Real Estate Management
Berg Assurantien B.V.                                     Insurance broker
Berg Bankzaken B.V.                                       Insurance broker
Berg Diensten Beheer B.V.                                 Holding
Berkelse Poort B.V.                                       Real Estate Management
Berkel-Staete I B.V.                                      Real Estate Exploitation
Berkel-Staete II B.V.                                     Real Estate Exploitation
Berlin Brandenburg Grundbesitz B.V.                       Real Estate Management
Berliner Gesellschaft fur Vermogensverwaltung mbH         Real Estate Management
Bermillio B.V.                                            Cash Company
Besacta B.V.                                              Cash Company
Besto Sol Beheer B.V.                                     Cash Company
Beuke Poort B.V.                                          Real Estate Management
Bewaarbedrijf CenE Bankiers B.V.                          Trust Company
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH       Miscellaneous
BGAG Projekt GmbH                                         Financial Services
BH&S Property Management Limited                          Asset Management
BHB Management Limited                                    Holding
BHC Management Limited                                    Private Equity
BHF + HIH Fondsmanagement GmbH                            Fund Administration
BHF 1. Grundbesitz GmbH                                   Real Estate Management
BHF Capital Management GmbH                               Miscellaneous
BHF Finance (Nederlands) B.V.                             Finance Company
BHF Grundbesitz-Verwaltungsgesellschaft mbH               Real Estate: General
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co. am
  Kaiserlei OHG                                           Real Estate: General
BHF Holding Aktiengesellschaft                            Holding
BHF Immobilien-GmbH                                       Real Estate: General
BHF Private Equity Treuhand- und Beratungsgesselschaft
  mbH                                                     Trust Company
BHF Specialized Finance GmbH                              Miscellaneous
BHF Structured Finance Corporation                        Miscellaneous
BHF Trust Management Gesellschaft fur
  Vermogensverwaltung mbH                                 Trust Company
BHF Zivnostenska Investment B.V.                          Miscellaneous
BHF-BANK (Jersey) Ltd.                                    Branch Office
BHF-BANK (Schweiz) AG                                     Branch Office
BHF-BANK Finance (Jersey) Ltd.                            Branch Office
BHF-BANK International S.A.                               Holding
BHF-Betriebsservice GmbH                                  Service Company
BHI Management Limited                                    Asset Management
BHR Management Limited                                    Holding
BI Advisers Limited                                       Holding
Bidania B.V.                                              Cash Company
Bijl Beheer B.V.                                          Cash Company
Bijlmerplein Leasing B.V.                                 Real Estate Management
Bimbister B.V.                                            Cash Company
Biporus B.V.                                              Cash Company
Birthland Limited                                         Lease
BIS Nominees Pty Limited                                  Custody
Bishop-Morrow Insurance Ltd. 1)                           Insurance broker
Bishopscourt Asset Finance Limited                        Holding
Bissone B.V.                                              Cash Company
BL & P Nieuwegein B.V.                                    Cash Company
BLAC Corp incorperated                                    Management Company (general)
BLAC Holdings inc                                         Holding
Blarina B.V.                                              Cash Company
Blauwe M R I B.V.                                         Lease
Bleakleys Limited                                         Stock Brokerage
Blijenhoek Staete B.V.                                    Real Estate Investments
Blizzard Rock B.V.                                        Cash Company
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.         Consultancy
Bonfield Japan Growth                                     Investment Fund
Bonfield Japan Hedge Fund                                 Investment Fund
Boree s.a.                                                Real Estate Management
Bothwell B.V.                                             Cash Company
Bouw en Exploitatiemaatschappij Deska XXIII B.V.          Real Estate Management
Bouwbureau voor de Twents-Gelderse Industrie B.V.         Real Estate Investments
Bouwfonds Anklaar-Apeldoorn 1967 B.V.                     Real Estate Management
Bouwfonds AVG B.V.                                        Real Estate: General
Bouwfonds Bilthoven 1969 B.V.                             Real Estate Management
Bouwfonds Nationale-Nederlanden B.V.                      Real Estate Management
Bouwfonds Nemavo B.V.                                     Real Estate Management
Bouwfonds Roveso B.V.                                     Real Estate Management
Bouwfonds Utrecht 1967 B.V.                               Real Estate Management
Bouwfonds Valken Staete B.V.                              Real Estate Management
Bouwmaatschappij Mecklenburgplein B.V.                    Cash Company
Bouwonderneming AMER LII B.V.                             Real Estate Exploitation
BOZ B.V.                                                  Holding
BPEP ( Poland) S.p.zo.o                                   Private Equity
BPEP General Partner I Linmited                           Private Equity
BPEP General Partner II Limited                           Private Equity
BPEP Holdings Limited                                     Holding
BPEP Management (UK) Limited                              Private Equity
BPEP Management Limited                                   Holding
BPEP Nominees Limited                                     Private Equity
BPEP Participations Limited                               Holding
Branson Insurance Agency, Inc.                            Insurance broker

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Company name                                              Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Berchem Onroerend Goed B.V.                               ING Real Estate Leasing B.V.                                    100.00
Berg Assurantien B.V.                                     B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Berg Bankzaken B.V.                                       B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Berg Diensten Beheer B.V.                                 Belhaska XI B.V.                                                100.00
Berkelse Poort B.V.                                       ING Real Estate Leasing B.V.                                    100.00
Berkel-Staete I B.V.                                      BOZ B.V.                                                        100.00
Berkel-Staete II B.V.                                     Berkel-Staete I B.V.                                            100.00
Berlin Brandenburg Grundbesitz B.V.                       Cofiton II  B.V.                                                100.00
Berliner Gesellschaft fur Vermogensverwaltung mbH         ING-BHF Bank AG                                                  98.23
Bermillio B.V.                                            ING Prena B.V.                                                  100.00
Besacta B.V.                                              ING Prena B.V.                                                  100.00
Besto Sol Beheer B.V.                                     ING Prena B.V.                                                  100.00
Beuke Poort B.V.                                          ING Real Estate Leasing B.V.                                    100.00
Bewaarbedrijf CenE Bankiers B.V.                          CenE Bankiers N.V.                                              100.00
Bfl-Beteiligungsgesellschaft fur Industriewerte mbH       Industrie-Beteiligungs-Gesellschaft mbH                          98.23
BGAG Projekt GmbH                                         ING-BHF Bank AG                                                  98.23
BH&S Property Management Limited                          Baring Houston & Saunders Limited                                50.00
BHB Management Limited                                    Baring Private Equity Partners Limited                          100.00
BHC Management Limited                                    Baring Private Equity Partners Limited                          100.00
BHF + HIH Fondsmanagement GmbH                            ING-BHF Bank AG                                                  58.25
BHF 1. Grundbesitz GmbH                                   BHF Immobilien-GmbH                                              98.23
BHF Capital Management GmbH                               Frankfurt-TRUST Investment-Gesellschaft mbH                      98.23
BHF Finance (Nederlands) B.V.                             ING-BHF Bank AG                                                  98.23
BHF Grundbesitz-Verwaltungsgesellschaft mbH               ING-BHF Bank AG                                                  98.23
BHF Grundbesitz-Verwaltungsgesellschaft mbH & Co. am
  Kaiserlei OHG                                           Industrie-Beteiligungs-Gesellschaft mbH                          98.23
BHF Holding Aktiengesellschaft                            Storeria B.V.                                                   100.00
BHF Immobilien-GmbH                                       ING-BHF Bank AG                                                  98.23
BHF Private Equity Treuhand- und Beratungsgesselschaft
  mbH                                                     ING-BHF Bank AG                                                  98.23
BHF Specialized Finance GmbH                              ING-BHF Bank AG                                                  98.23
BHF Structured Finance Corporation                        ING-BHF Bank AG                                                  98.23
BHF Trust Management Gesellschaft fur
  Vermogensverwaltung mbH                                 ING-BHF Bank AG                                                  98.23
BHF Zivnostenska Investment B.V.                          BHF Finance (Nederlands) B.V.                                    80.87
BHF-BANK (Jersey) Ltd.                                    BHF-BANK International S.A.                                      98.23
BHF-BANK (Schweiz) AG                                     ING-BHF Bank AG                                                  98.23
BHF-BANK Finance (Jersey) Ltd.                            ING-BHF Bank AG                                                  98.23
BHF-BANK International S.A.                               ING-BHF Bank AG                                                  98.23
BHF-Betriebsservice GmbH                                  ING-BHF Bank AG                                                  98.23
BHI Management Limited                                    Baring Private Equity Partners Limited                           62.50
BHR Management Limited                                    BPEP Management Limited                                         100.00
BI Advisers Limited                                       BPEP Holdings Limited                                            60.00
Bidania B.V.                                              ING Prena B.V.                                                  100.00
Bijl Beheer B.V.                                          ING Prena B.V.                                                  100.00
Bijlmerplein Leasing B.V.                                 BV Maatschappij van Onroerende Goederen 'Het Middenstandshuis'  100.00
Bimbister B.V.                                            ING Prena B.V.                                                  100.00
Biporus B.V.                                              ING Prena B.V.                                                  100.00
Birthland Limited                                         ING Lease (UK) Limited                                          100.00
BIS Nominees Pty Limited                                  Advisor Asset Management Limited                                100.00
Bishop-Morrow Insurance Ltd. 1)                           Equisure Financial Network, Inc.                                 49.00
Bishopscourt Asset Finance Limited                        Baring Brothers Limited                                         100.00
Bissone B.V.                                              Trust Maatschappij ING Bank B.V.                                100.00
BL & P Nieuwegein B.V.                                    ING Prena B.V.                                                  100.00
BLAC Corp incorperated                                    BLAC Holdings inc                                                51.00
BLAC Holdings inc                                         BPEP Holdings Limited                                           100.00
Blarina B.V.                                              ING Prena B.V.                                                  100.00
Blauwe M R I B.V.                                         ING Lease (Nederland) B.V.                                      100.00
Bleakleys Limited                                         Parnership Planning Ltd.                                        100.00
Blijenhoek Staete B.V.                                    BOZ B.V.                                                        100.00
Blizzard Rock B.V.                                        ING Prena B.V.                                                  100.00
Blue Cross Medical Consultancy (S'pore) Pty. Ltd.         ING Insurance International B.V.                                100.00
Bonfield Japan Growth
Bonfield Japan Hedge Fund
Boree s.a.                                                ING Belgique S.A.                                               100.00
Bothwell B.V.                                             ING Prena B.V.                                                  100.00
Bouw en Exploitatiemaatschappij Deska XXIII B.V.          ING Real Estate Finance N.V.                                    100.00
Bouwbureau voor de Twents-Gelderse Industrie B.V.         ING Prena B.V.                                                  100.00
Bouwfonds Anklaar-Apeldoorn 1967 B.V.                     ING Vastgoed Belegging B.V.                                     100.00
Bouwfonds AVG B.V.                                        ?
Bouwfonds Bilthoven 1969 B.V.                             ING Vastgoed Belegging B.V.                                     100.00
Bouwfonds Nationale-Nederlanden B.V.                      ING Vastgoed Belegging B.V.                                     100.00
Bouwfonds Nemavo B.V.                                     ING Vastgoed Belegging B.V.                                     100.00
Bouwfonds Roveso B.V.                                     ING Vastgoed Belegging B.V.                                     100.00
Bouwfonds Utrecht 1967 B.V.                               ING Vastgoed Belegging B.V.                                     100.00
Bouwfonds Valken Staete B.V.                              ING Vastgoed Belegging B.V.                                     100.00
Bouwmaatschappij Mecklenburgplein B.V.                    Oscar Smit's Bank N.V.                                          100.00
Bouwonderneming AMER LII B.V.                             Nationale-Nederlanden Holdinvest B.V.                           100.00
BOZ B.V.                                                  ING REI Investment I B.V.                                       100.00
BPEP ( Poland) S.p.zo.o                                   BPEP Holdings Limited                                           100.00
BPEP General Partner I Linmited                           Baring Private Equity Partners Limited                          100.00
BPEP General Partner II Limited                           Baring Private Equity Partners Limited                          100.00
BPEP Holdings Limited                                     ING Bank N.V.                                                   100.00
BPEP Management (UK) Limited                              Baring Private Equity Partners Limited                          100.00
BPEP Management Limited                                   BPEP Holdings Limited                                           100.00
BPEP Nominees Limited                                     Baring Private Equity Partners Limited                          100.00
BPEP Participations Limited                               BPEP Holdings Limited                                           100.00
Branson Insurance Agency, Inc.                            PrimeVest Financial Services, Inc.                              100.00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Brasas B.V.                                                B.V.        20001256   100.00   Bijlmerplein 888
Brasemer Poort B.V.                                        B.V.        20001953   100.00   Schenkkade 65
Bravura B.V.                                               B.V.        20001644   100.00   Bijlmerplein 888
Breijer Assurantien B.V.                                   B.V.        10001279   100.00   Raadhuisplein 132
Bremer-Van Mierlo Beleggingsmaatschappij B.V.              B.V.        20001687   100.00   Bijlmerplein 888
Brenko B.V.                                                B.V.        20001782   100.00   Herengracht 619
BRING S.p.A.                                               S.p.A       50001314    50.00   Via Tamburini 13
British Land Patrium B.V.                                  B.V.        40000008       --   Schenkkade 65
British Land Patrium I B.V.                                B.V.        40000020       --   Schenkkade 65
British Land Patrium II B.V.                               B.V.        40000006       --   Schenkkade 65
British Land Patrium III B.V.                              B.V.        40000007       --   Schenkkade 65
Brittany Square Limited Partnership                        L.P.        40000190     L.P.
Broks Holding B.V.                                         B.V.        50000079   100.00   Bijlmerplein 888
Bruine Poort B.V.                                          B.V.        20001996   100.00   Schenkkade 65
Brussel Staete B.V.                                        B.V.        10000565   100.00   Schenkkade 65
Brussels Lambert UK Nominees Ltd.                          Ltd.        50000700   100.00   Broadgate 6
Buckden B.V.                                               B.V.        50000470   100.00   Drentestraat 24
Buenos Aires Equity Investments N.V.                       N.V.        20001075   100.00   Kaya W.F.G. (Jombi) Mensing 14
Business Datenbanken Int.                                  S.A.        20002118   100.00
BVP Holdings Limited                                       Ltd.        20001868   100.00   Barfiled House, St.Julians Av.
BVP Management Limited                                     Ltd.        50000976   100.00   Barfield House, St Julians Avenue
BVP Mexico S.A.                                            S.A.        20001277    90.00   Paseo de la Reforma No. 509-7
BWH Financiele Diensten B.V.                               B.V.        10001293   100.00   Tuindersweg 49
C.J. Buyzen Beheer B.V.                                    B.V.        20001798   100.00   Bijlmerplein 888
C.J.H.- en J.J. Heimeriks Holding B.V.                     B.V.        20001188   100.00   Bijlmerplein 888
C.T.M.M. Nominees Ltd.                                     Ltd.        50000987   100.00   1 Paternoster Row, St. Paul
C.T.S. Nominees Ltd.                                       Ltd.        50001103   100.00   1 Paternoster Row, St. Paul
C.V. Bedrijven Park G.P.                                   C.V.        40000252    50.00   Schenkkade 65
C.V. Exploitatiemaatschappij Tunnel onder de Noord         C.V.        20000456   100.00   Bijlmerplein 888
Cabel B.V.                                                 B.V.        20001783   100.00   Herengracht 619
Caesarean Management Ltd.                                  Ltd.        20002229   100.00   Huguenot House, 28 La Motte Street
Caldona B.V.                                               B.V.        20002017   100.00   Bijlmerplein 888
Calera Pty Ltd                                             Ltd.        50000332   100.00   Level 13, 347 Kent Street
Camed Invent '01 B.V.                                      B.V.        50000844   100.00   Karspeldreef 14
Camilo B.V.                                                B.V.        20001230   100.00   Bijlmerplein 888
Capital Insurance Brokers Ltd. 1)                          Ltd.                    49.00   715 Hewitson Street, suite 1000
Capricorn Venture Fund N.V.                                N.V.        20001884    40.80   Lei 19/1
Capricorn Venture Partners N.V.                            N.V.        20001853    39.00   Lei 19/1
Cardona B.V.                                               B.V.        20000982   100.00   Drentestraat 24
Cards Management Cy S.A.                                   S.A.        20002104    20.00   Bld. Emile Jacqmain 159
Carnegie Financial Corporation                             Corp.       50000964   100.00   5780 Powers Ferry Road NW
Carnegie Securities Corporation                            Corp.       50000925   100.00   5780 Powers Ferry Road NW
Catoneria B.V.                                             B.V.        20001097   100.00   Bijlmerplein 888
Cavendish Nominees Limited                                 Ltd.        20001861   100.00   Barfield House, St Julians Avenue
Cedar Square Insurance and Financial Centre Ltd. 1)        Ltd.                    49.00   132 4th Avenue SE
CEL Data Services S.A.                                     S.A.        20002071   100.00   Leuvensesteenweg 1230
CenE Asset Management N.V.                                 N.V.        20001650   100.00   Kaya W.F.G. (Jombi) Mensing 14
CenE Bankiers Holding N.V.                                 N.V.        20000960   100.00   Kaya W.F.G. (Jombi) Mensing 14
CenE Bankiers Management N.V.                              N.V.        20000991   100.00   Kaya W.F.G. (Jombi) Mensing 14
CenE Bankiers Mezzaninefonds B.V.                          B.V.        50000394   100.00   Herculesplein 5
CenE Bankiers N.V.                                         N.V.        20000043   100.00   Herculesplein 5
CenE Verzekeringen B.V.                                    N.V.        20000608   100.00   Herculesplein 5
Centrum Banku Slaskiego Sp z o.o.                          Ltd.        20002351    60.00   Sokolska 34
Centrum Elektronicznych Uslug Platniczych "eService" S.A.  S.A.                    50.00   Plac Trzech Krzyzy 10/14
Centrum Ontwikkeling Broekpolder V.O.F.                    V.O.F.      50000869    50.00   Schenkkade 65
Cereus PLC                                                 Ltd.        20002701   100.00   60 London Wall
Cermanita B.V.                                             B.V.        20001568   100.00   Bijlmerplein 888
Chantal One Ltd.                                           Ltd.        50000613   100.00   60 London Wall
Chantal Three Ltd.                                         Ltd.                   100.00   60 London Wall
Chapdelaine Assurances inc.                                Inc.                   100.00   220 rue Brebeuf
Chapineria B.V.                                            B.V.        20001459   100.00   Bijlmerplein 888
Chapman Graham & Associates Insurance Brokers Inc. 1)      Inc.                    49.00   1580 20th St. East
Charles de Foucauld B.V.                                   B.V.        20002385   100.00   Bijlmerplein 888
Charterhouse Securities Ltd.                               Ltd.        50000986   100.00   60 London Wall
Chevrier Laporte & Associes inc.                           Inc.                   100.00   1 rue de la Gare
Chipper Nederland V.O.F.                                   V.O.F.      10000053       --   Hoeksteen 7478
Chipper Services B.V.                                      B.V.        50000532   100.00   Polarisavenue 15
CI European Limited                                        Ltd.        20001885    40.00
Cicania B.V.                                               B.V.        20001051   100.00   Bijlmerplein 888
CISL Aruba A.E.C.                                          AEC         20001442   100.00   L.G. Smith Boulevard 162 NO
City Aveinc Plc                                            Plc.        50000801   100.00   107, Cheapside
City Six Inc.                                              Plc.        50000804   100.00   107, Cheapside
Cityinc.                                                   Inc.        20002363   100.00   107, Cheapside
Cityincorp.                                                Inc.        20002364   100.00   107, Cheapside
Cival Rinsurance Company Ltd.                              Ltd.                    45.00   Cedar House, 41 Cedar Avenue
Clacri B.V.                                                B.V.        20001815   100.00   Bijlmerplein 888
Clarion CRA Real Estate Securities L.P.                    L.P.                   100.00   259 N. Radnor Chester Road, Suite 205
Clarion Development Ventures, L.P.                         L.P.                   100.00   335 Madison Avenue
Clarion Partners, LLC                                      LLC                    100.00   335 Madison Avenue
Clarion Realty Services LLC                                LLC                    100.00   335 Madison Avenue
Clerdew Limited                                            Plc.        10001488   100.00   Level 13, 347 Kent Street
Closeburg B.V.                                             B.V.        20001553   100.00   Bijlmerplein 888
CMP Fonds I GMBH                                           GmbH        50001140    98.23   Bockenheimer Landstrasse 10
Coastal Insurance Services Ltd. 1)                         Ltd.                    49.00   104 - 2331 Marpole Avenue
Codeland Ltd.                                              Ltd.        50000805   100.00   107, Cheapside
Codepec S.A.                                               S.A.        20002181   100.00   Avenue du General de Gaulle, 90-102,
                                                                                             Coeur Defense Tour A, Place de la
                                                                                             Defense
Cofiton B.V.                                               B.V.        20000019   100.00   Schenkkade 65
Cofiton II  B.V.                                           B.V.        40000130   100.00   Schenkkade 65
Coldstream B.V.                                            B.V.        20001581   100.00   Bijlmerplein 888
Colocar B.V.                                               B.V.        20001454   100.00   Bijlmerplein 888
Colonsay B.V.                                              B.V.        20001546   100.00   Bijlmerplein 888
Comatev B.V.                                               B.V.        50000027   100.00   Bijlmerplein 888
Combdring B.V.                                             B.V.        20000986   100.00   Bijlmerplein 888
Combined Financial Services LLC                            LLC         50000948    40.00   44 School Street, Suite 200
Compagnie Financiere de Banville sa                        S.A.        10001378    40.00
Compania de Inversiones Neptuno S.A.                       S.A.                    45.00   Avenue Central, 1er, Piso 2, San Isidro
Comprehensive Financial Services, Inc.                     Inc.        50000926   100.00   7325 Beaufort Springs Drive
Compulife Agency, Inc.                                     Inc.        50000921   100.00   7325 Beaufort Springs Drive
Compulife Insurance Agency of Massachusetts, Inc.          Inc.        50001082   100.00   7325 Beaufort Springs Drive
Compulife Investor Services                                Inc.        50000735   100.00   400 First South Street, Suite 300
Compulife, Inc.                                            Inc.        50000920   100.00   7325 Beaufort Springs Drive
Computer Centrum Twente B.V.                               B.V.        20000223   100.00   Bijlmerplein 888
Conglomerado de Valores                                    S.A.
                                                           de C.V.                 99.90   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco
Consortium Beursplein V.o.f.                               V.O.F.      10001361    79.78   Schenkkade 65
Control Management Limited                                 Ltd.        20001370   100.00   St. Julians Avenue
Convenio B.V.                                              B.V.        10000206   100.00   Amstelveenseweg 500
Copar B.V.                                                 B.V.        20001647   100.00   Herculesplein 5
Corniston B.V.                                             B.V.        20001620   100.00   Bijlmerplein 888
Corporacion de Atencion Medica                             S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco

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Company name                                               Postal Code    City                         Country
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
Brasas B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Brasemer Poort B.V.                                        2595 AS        Den Haag                     Netherlands
Bravura B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Breijer Assurantien B.V.                                   2922 AL        Krimpen a/d IJssel           Netherlands
Bremer-Van Mierlo Beleggingsmaatschappij B.V.              1102 MG        Amsterdam Zuidoost           Netherlands
Brenko B.V.                                                1017 CE        Amsterdam                    Netherlands
BRING S.p.A.                                               20123          Milan                        Italy
British Land Patrium B.V.                                  2595 AS        Den Haag                     Netherlands
British Land Patrium I B.V.                                2595 AS        Den Haag                     Netherlands
British Land Patrium II B.V.                               2595 AS        Den Haag                     Netherlands
British Land Patrium III B.V.                              2595 AS        Den Haag                     Netherlands
Brittany Square Limited Partnership                                       Boston                       United States of America
Broks Holding B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
Bruine Poort B.V.                                          2595 AS        Den Haag                     Netherlands
Brussel Staete B.V.                                        2595 AS        Den Haag                     Netherlands
Brussels Lambert UK Nominees Ltd.                          EC2M 2AJ       London                       Belgium
Buckden B.V.                                               1083 HK        Amsterdam                    Netherlands
Buenos Aires Equity Investments N.V.                                      Curacao (N.A.)               Netherlands Antilles
Business Datenbanken Int.                                                 Frankfurt am Main            Germany
BVP Holdings Limited                                       St. Peter      Guernsey                     United Kingdom
BVP Management Limited                                     GY1 3QL        St. Peter Port, Guernsey     United Kingdom
BVP Mexico S.A.                                            6500           Mexico City                  Mexico
BWH Financiele Diensten B.V.                               2676 BD        Maasdijk                     Netherlands
C.J. Buyzen Beheer B.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
C.J.H.- en J.J. Heimeriks Holding B.V.                     1102 MG        Amsterdam Zuidoost           Netherlands
C.T.M.M. Nominees Ltd.                                     EC4M 7DH       London                       United Kingdom
C.T.S. Nominees Ltd.                                       EC4M 7DH       London                       United Kingdom
C.V. Bedrijven Park G.P.                                   2595 AS        Den Haag                     Netherlands
C.V. Exploitatiemaatschappij Tunnel onder de Noord         1102 MG        Amsterdam Zuidoost           Netherlands
Cabel B.V.                                                 1017 CE        Amsterdam                    Netherlands
Caesarean Management Ltd.                                  JE2 4SZ        St. Helier, Jersey           United Kingdom
Caldona B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Calera Pty Ltd                                             NSW 2000       Sydney                       Australia
Camed Invent '01 B.V.                                      1101 CK        Amsterdam                    Netherlands
Camilo B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Capital Insurance Brokers Ltd. 1)                          ON P7B 6B5     Thunder Bay                  Canada
Capricorn Venture Fund N.V.                                B-3000         Leuven                       Belgium
Capricorn Venture Partners N.V.                            B-3000         Leuven                       Belgium
Cardona B.V.                                               1083 HK        Amsterdam                    Netherlands
Cards Management Cy S.A.                                   1000           Brussels                     Belgium
Carnegie Financial Corporation                             30327          Atlanta (Ga.)                United States of America
Carnegie Securities Corporation                            30327          Atlanta (Ga.)                United States of America
Catoneria B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
Cavendish Nominees Limited                                 GY1 3QL        St. Peter Port, Guernsey     United Kingdom
Cedar Square Insurance and Financial Centre Ltd. 1)        AB T1A 7M9     Medicine Hat                 Canada
CEL Data Services S.A.                                     1200           Brussels                     Belgium
CenE Asset Management N.V.                                                Willemstad, Curacao          Netherlands Antilles
CenE Bankiers Holding N.V.                                                Willemstad, Curacao          Netherlands Antilles
CenE Bankiers Management N.V.                                             Willemstad, Curacao          Netherlands Antilles
CenE Bankiers Mezzaninefonds B.V.                          3584 AA        Utrecht                      Netherlands
CenE Bankiers N.V.                                         3508 AC        Utrecht                      Netherlands
CenE Verzekeringen B.V.                                    3584 AA        Utrecht                      Netherlands
Centrum Banku Slaskiego Sp z o.o.                          40-086         Katowice                     Poland
Centrum Elektronicznych Uslug Platniczych "eService" S.A.  00-499         Warsaw                       Poland
Centrum Ontwikkeling Broekpolder V.O.F.                    2595 AS        Den Haag                     Netherlands
Cereus PLC                                                 EC2M 5TQ       London                       United Kingdom
Cermanita B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
Chantal One Ltd.                                           EC2M 5TQ       London                       United Kingdom
Chantal Three Ltd.                                         EC2M 5TQ       London                       United Kingdom
Chapdelaine Assurances inc.                                PQ J3G 5P3     Beloeil                      Canada
Chapineria B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Chapman Graham & Associates Insurance Brokers Inc. 1)      ON N4K 5P7     Owen Sound                   Canada
Charles de Foucauld B.V.                                   1102 MG        Amsterdam                    Netherlands
Charterhouse Securities Ltd.                               EC2M 5TQ       London                       United Kingdom
Chevrier Laporte & Associes inc.                            PQ J2G 8E4    Granby                       Canada
Chipper Nederland V.O.F.                                   2132 MS        Hoofddorp                    Netherlands
Chipper Services B.V.                                      2132  JH       Hoofddorp                    Netherlands
CI European Limited                                                       Aberdeen                     United Kingdom
Cicania B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
CISL Aruba A.E.C.                                                         Aruba                        Aruba
City Aveinc Plc                                            EC2V 6HJ       London                       United Kingdom
City Six Inc.                                              EC2V 6HJ       London                       United Kingdom
Cityinc.                                                   EC2V 6MJ       London                       United Kingdom
Cityincorp.                                                EC2V 6MJ       London                       United Kingdom
Cival Rinsurance Company Ltd.                                             Hamilton                     Bermuda
Clacri B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Clarion CRA Real Estate Securities L.P.                    PA 19087       Radnor                       United States of America
Clarion Development Ventures, L.P.                         NY 10017       New York                     United States of America
Clarion Partners, LLC                                      NY 10017       New York                     United States of America
Clarion Realty Services LLC                                NY 10017       New York                     United States of America
Clerdew Limited                                            NSW 2000       Sydney                       Australia
Closeburg B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
CMP Fonds I GMBH                                           60323          Frankfurt am Main            Germany
Coastal Insurance Services Ltd. 1)                         BC V3C 2A1      Port Coquitlam              Canada
Codeland Ltd.                                              EC2V 6HJ       London                       United Kingdom
Codepec S.A.                                               92400          Paris                        France
Cofiton B.V.                                               2509 LL        Den Haag                     Netherlands
Cofiton II  B.V.                                           2509 LL        Den Haag                     Netherlands
Coldstream B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Colocar B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Colonsay B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Comatev B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Combdring B.V.                                             1102 MG        Amsterdam                    Netherlands
Combined Financial Services LLC                            MA 02108       Boston                       United States of America
Compagnie Financiere de Banville sa                                       Parijs                       France
Compania de Inversiones Neptuno S.A.                                      Lima                         Peru
Comprehensive Financial Services, Inc.                     VA 23225       Richmond (Va)                United States of America
Compulife Agency, Inc.                                     VA 23225       Richmond (Va)                United States of America
Compulife Insurance Agency of Massachusetts, Inc.          VA 23225       Richmond (Va)                United States of America
Compulife Investor Services                                MN 56301       St. Cloud (MN)               United States of America
Compulife, Inc.                                            VA 23225       Richmond (Va)                United States of America
Computer Centrum Twente B.V.                               1102 MG        Amsterdam Zuidoost           Netherlands
Conglomerado de Valores                                    10400          Mexico City                  Mexico
Consortium Beursplein V.o.f.                               2595 AS        Den Haag                     Netherlands
Control Management Limited                                 GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Convenio B.V.                                              1081 KL        Amsterdam                    Netherlands
Copar B.V.                                                 3584 AA        Utrecht                      Netherlands
Corniston B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
Corporacion de Atencion Medica                             10400          Mexico City                  Mexico

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Company name                                               Activity
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
Brasas B.V.                                                Cash Company
Brasemer Poort B.V.                                        Real Estate Management
Bravura B.V.                                               Cash Company
Breijer Assurantien B.V.                                   Insurance Agency
Bremer-Van Mierlo Beleggingsmaatschappij B.V.              Cash Company
Brenko B.V.                                                Financial Services
BRING S.p.A.                                               Real Estate: General
British Land Patrium B.V.                                  Real Estate: General
British Land Patrium I B.V.                                Real Estate: General
British Land Patrium II B.V.                               Real Estate: General
British Land Patrium III B.V.                              Real Estate: General
Brittany Square Limited Partnership                        Real Estate: General
Broks Holding B.V.                                         Cash Company
Bruine Poort B.V.                                          Real Estate Management
Brussel Staete B.V.                                        Real Estate Management
Brussels Lambert UK Nominees Ltd.                          Custody
Buckden B.V.                                               Cash Company
Buenos Aires Equity Investments N.V.                       Investment Services
Business Datenbanken Int.                                  Service Company
BVP Holdings Limited                                       Holding
BVP Management Limited                                     Holding
BVP Mexico S.A.                                            Venture Capital
BWH Financiele Diensten B.V.                               Insurance Broker
C.J. Buyzen Beheer B.V.                                    Cash Company
C.J.H.- en J.J. Heimeriks Holding B.V.                     Cash Company
C.T.M.M. Nominees Ltd.                                     Custody
C.T.S. Nominees Ltd.                                       Custody
C.V. Bedrijven Park G.P.                                   Real Estate Management
C.V. Exploitatiemaatschappij Tunnel onder de Noord         Real Estate Management
Cabel B.V.                                                 Financial Services
Caesarean Management Ltd.                                  Financial Services
Caldona B.V.                                               Cash Company
Calera Pty Ltd                                             Real Estate: General
Camed Invent '01 B.V.                                      Lease
Camilo B.V.                                                Cash Company
Capital Insurance Brokers Ltd. 1)                          Insurance broker
Capricorn Venture Fund N.V.                                Holding
Capricorn Venture Partners N.V.                            Private Equity
Cardona B.V.                                               Lease
Cards Management Cy S.A.                                   Savings & Loans
Carnegie Financial Corporation                             Insurance broker
Carnegie Securities Corporation                            Insurance broker
Catoneria B.V.                                             Cash Company
Cavendish Nominees Limited                                 Holding
Cedar Square Insurance and Financial Centre Ltd. 1)        Insurance broker
CEL Data Services S.A.                                     Service Company
CenE Asset Management N.V.                                 Management Company (general)
CenE Bankiers Holding N.V.                                 Holding
CenE Bankiers Management N.V.                              Financial Services
CenE Bankiers Mezzaninefonds B.V.                          Finance Company
CenE Bankiers N.V.                                         General Bank
CenE Verzekeringen B.V.                                    Insurance Agency
Centrum Banku Slaskiego Sp z o.o.                          Financial Services
Centrum Elektronicznych Uslug Platniczych "eService" S.A.
Centrum Ontwikkeling Broekpolder V.O.F.                    Real Estate Development
Cereus PLC                                                 Finance Company
Cermanita B.V.                                             Cash Company
Chantal One Ltd.                                           Holding
Chantal Three Ltd.                                         Holding
Chapdelaine Assurances inc.                                Insurance broker
Chapineria B.V.                                            Cash Company
Chapman Graham & Associates Insurance Brokers Inc. 1)      Insurance broker
Charles de Foucauld B.V.                                   Cash Company
Charterhouse Securities Ltd.                               Stockbrokerage
Chevrier Laporte & Associes inc.                           Insurance broker
Chipper Nederland V.O.F.                                   Information Technology
Chipper Services B.V.                                      Payment Services
CI European Limited                                        Stock Exchange
Cicania B.V.                                               Cash Company
CISL Aruba A.E.C.                                          Financial Services
City Aveinc Plc                                            Lease
City Six Inc.                                              Lease
Cityinc.                                                   Lease
Cityincorp.                                                Lease
Cival Rinsurance Company Ltd.                              Reinsurance
Clacri B.V.                                                Cash Company
Clarion CRA Real Estate Securities L.P.                    Investment Adviser
Clarion Development Ventures, L.P.                         Real Estate Management
Clarion Partners, LLC                                      Real Estate Management
Clarion Realty Services LLC                                Real Estate Management
Clerdew Limited                                            Insurance: General
Closeburg B.V.                                             Cash Company
CMP Fonds I GMBH                                           Financial Services
Coastal Insurance Services Ltd. 1)                         Insurance broker
Codeland Ltd.                                              Lease
Codepec S.A.                                               Financial Services
Cofiton B.V.                                               Real Estate Management
Cofiton II  B.V.                                           Real Estate Management
Coldstream B.V.                                            Cash Company
Colocar B.V.                                               Cash Company
Colonsay B.V.                                              Cash Company
Comatev B.V.                                               Cash Company
Combdring B.V.                                             Management Company (general)
Combined Financial Services LLC                            Insurance broker
Compagnie Financiere de Banville sa                        Real Estate: General
Compania de Inversiones Neptuno S.A.                       General Insurance
Comprehensive Financial Services, Inc.                     Financial Services
Compulife Agency, Inc.                                     Insurance broker
Compulife Insurance Agency of Massachusetts, Inc.          Insurance broker
Compulife Investor Services                                Stock Brokerage
Compulife, Inc.                                            Holding
Computer Centrum Twente B.V.                               Cash Company
Conglomerado de Valores                                    Holding
Consortium Beursplein V.o.f.                               Real Estate Management
Control Management Limited                                 Management Company (general)
Convenio B.V.                                              Holding
Copar B.V.                                                 Investment Company
Corniston B.V.                                             Cash Company
Corporacion de Atencion Medica                             Financial Services

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Company name                                               Parent 1                                                       % owned
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
Brasas B.V.                                                ING Prena B.V.                                                  100.00
Brasemer Poort B.V.                                        ING Real Estate Leasing B.V.                                    100.00
Bravura B.V.                                               ING Prena B.V.                                                  100.00
Breijer Assurantien B.V.                                   Belhaska XI B.V.                                                100.00
Bremer-Van Mierlo Beleggingsmaatschappij B.V.              ING Prena B.V.                                                  100.00
Brenko B.V.                                                Bank Mendes Gans N.V.                                           100.00
BRING S.p.A.                                               ING Real Estate Development International B.V.                   50.00
British Land Patrium B.V.                                  ?                                                                   --
British Land Patrium I B.V.                                ?                                                                   --
British Land Patrium II B.V.                               ?                                                                   --
British Land Patrium III B.V.                              ?                                                                   --
Brittany Square Limited Partnership                        ?                                                                   --
Broks Holding B.V.                                         ING Prena B.V.                                                  100.00
Bruine Poort B.V.                                          ING Real Estate Leasing B.V.                                    100.00
Brussel Staete B.V.                                        BOZ B.V.                                                        100.00
Brussels Lambert UK Nominees Ltd.                          BBL International UK Ltd.                                       100.00
Buckden B.V.                                               Trust Maatschappij ING Bank B.V.                                100.00
Buenos Aires Equity Investments N.V.                       ING Bank N.V.                                                   100.00
Business Datenbanken Int.                                  ING Belgique S.A.                                               100.00
BVP Holdings Limited                                       BPEP Holdings Limited                                           100.00
BVP Management Limited                                     BPEP Holdings Limited                                           100.00
BVP Mexico S.A.                                            Baring Private Equity Partners Espana S.A.                       90.00
BWH Financiele Diensten B.V.                               Belhaska XI B.V.                                                100.00
C.J. Buyzen Beheer B.V.                                    ING Prena B.V.                                                  100.00
C.J.H.- en J.J. Heimeriks Holding B.V.                     ING Prena B.V.                                                  100.00
C.T.M.M. Nominees Ltd.                                     Charterhouse Securities Ltd.                                    100.00
C.T.S. Nominees Ltd.                                       Charterhouse Securities Ltd.                                    100.00
C.V. Bedrijven Park G.P.                                   ING Vastgoed Ontwikkeling B.V.                                   50.00
C.V. Exploitatiemaatschappij Tunnel onder de Noord         Tunnel onder de Noord B.V.                                      100.00
Cabel B.V.                                                 Bank Mendes Gans N.V.                                           100.00
Caesarean Management Ltd.                                  ING Belgique S.A.                                               100.00
Caldona B.V.                                               Aceros B.V.                                                     100.00
Calera Pty Ltd                                             Heine Management Pty Limited                                    100.00
Camed Invent '01 B.V.                                      ING Lease (Nederland) B.V.                                      100.00
Camilo B.V.                                                ING Prena B.V.                                                  100.00
Capital Insurance Brokers Ltd. 1)                          Equisure Insurance Services Ltd.                                 50.00
Capricorn Venture Fund N.V.                                BVP Holdings Limited                                             40.80
Capricorn Venture Partners N.V.                            BPEP Holdings Limited                                            39.00
Cardona B.V.                                               ING Bank N.V.                                                   100.00
Cards Management Cy S.A.                                   ING Belgique S.A.                                                20.00
Carnegie Financial Corporation                             Investors Financial Group, Inc.                                 100.00
Carnegie Securities Corporation                            Carnegie Financial Corporation                                  100.00
Catoneria B.V.                                             ING Prena B.V.                                                  100.00
Cavendish Nominees Limited                                 BPEP Management Limited                                         100.00
Cedar Square Insurance and Financial Centre Ltd. 1)        Equisure Financial Network, Inc.                                 41.20
CEL Data Services S.A.                                     ING Belgique S.A.                                               100.00
CenE Asset Management N.V.                                 CenE Bankiers Holding N.V.                                      100.00
CenE Bankiers Holding N.V.                                 CenE Bankiers N.V.                                              100.00
CenE Bankiers Management N.V.                              CenE Bankiers Holding N.V.                                      100.00
CenE Bankiers Mezzaninefonds B.V.                          CenE Bankiers N.V.                                              100.00
CenE Bankiers N.V.                                         ING Bank N.V.                                                   100.00
CenE Verzekeringen B.V.                                    CenE Bankiers N.V.                                              100.00
Centrum Banku Slaskiego Sp z o.o.                          ING Bank Slaski S.A.                                             60.00
Centrum Elektronicznych Uslug Platniczych "eService" S.A.  ING Bank Slaski S.A.                                             50.00
Centrum Ontwikkeling Broekpolder V.O.F.                    ING Vastgoed Broekpolder B.V.                                    50.00
Cereus PLC                                                 ING Baring Holding Nederland B.V.                               100.00
Cermanita B.V.                                             ING Prena B.V.                                                  100.00
Chantal One Ltd.                                           ING Intermediate Holdings Limited                               100.00
Chantal Three Ltd.                                         Charterhouse Securities Ltd.                                    100.00
Chapdelaine Assurances inc.                                3662578 Canada Inc.(7)                                          100.00
Chapineria B.V.                                            ING Prena B.V.                                                  100.00
Chapman Graham & Associates Insurance Brokers Inc. 1)      Equisure Insurance Services Ltd.                                100.00
Charles de Foucauld B.V.                                   ING Prena B.V.                                                  100.00
Charterhouse Securities Ltd.                               Chantal One Ltd.                                                100.00
Chevrier Laporte & Associes inc.                           3662578 Canada Inc.(7)                                          100.00
Chipper Nederland V.O.F.                                   ?                                                                   --
Chipper Services B.V.                                      Postbank N.V.                                                   100.00
CI European Limited                                        BPEP Holdings Limited                                            40.00
Cicania B.V.                                               ING Prena B.V.                                                  100.00
CISL Aruba A.E.C.                                          ING Compania de Inversiones y Servicios Limitada                 99.00
City Aveinc Plc                                            Birthland Limited                                               100.00
City Six Inc.                                              Codeland Ltd.                                                    50.00
Cityinc.                                                   Sonhold Ltd.                                                     99.99
Cityincorp.                                                Sonhold Ltd.                                                     99.99
Cival Rinsurance Company Ltd.                              Sul America Santa Cruz Participacoes S.A.                        45.00
Clacri B.V.                                                ING Prena B.V.                                                  100.00
Clarion CRA Real Estate Securities L.P.                    ING CRA Real Estate Securities Holdings, Inc                    100.00
Clarion Development Ventures, L.P.                         NNI Clarion Development, LLC                                     99.00
Clarion Partners, LLC                                      ING Clarion Partners Holdings, Inc.                             100.00
Clarion Realty Services LLC                                ING Clarion Realty Services Holdings, Inc                       100.00
Clerdew Limited                                            ING Life Limited                                                100.00
Closeburg B.V.                                             ING Prena B.V.                                                  100.00
CMP Fonds I GMBH                                           ING-BHF Bank AG                                                  98.23
Coastal Insurance Services Ltd. 1)                         Equisure Financial Network, Inc.                                 49.00
Codeland Ltd.                                              ING Lease (UK) Limited                                          100.00
Codepec S.A.                                               ING Bank (France) S.A.                                          100.00
Cofiton B.V.                                               ING Bank N.V.                                                   100.00
Cofiton II  B.V.                                           Cofiton B.V.                                                    100.00
Coldstream B.V.                                            ING Prena B.V.                                                  100.00
Colocar B.V.                                               ING Prena B.V.                                                  100.00
Colonsay B.V.                                              ING Prena B.V.                                                  100.00
Comatev B.V.                                               ING Prena B.V.                                                  100.00
Combdring B.V.                                             ING Bank N.V.                                                   100.00
Combined Financial Services LLC                            Security Life of Denver Insurance Company                        40.00
Compagnie Financiere de Banville sa                        B.V. Amiloh                                                      40.00
Compania de Inversiones Neptuno S.A.                       Sul America Companhia Nacional de Seguros S.A.                   45.00
Comprehensive Financial Services, Inc.                     Investors Financial Planning, Inc.                              100.00
Compulife Agency, Inc.                                     Compulife, Inc.                                                 100.00
Compulife Insurance Agency of Massachusetts, Inc.          Compulife, Inc.                                                 100.00
Compulife Investor Services                                PrimeVest Financial Services, Inc.                              100.00
Compulife, Inc.                                            PrimeVest Financial Services, Inc.                              100.00
Computer Centrum Twente B.V.                               ING Bank N.V.                                                   100.00
Conglomerado de Valores                                    Valores Consolidados                                             99.90
Consortium Beursplein V.o.f.                               ING Vastgoed Belegging B.V.                                      79.78
Control Management Limited                                 Baring Trustees (Guernsey) Limited                              100.00
Convenio B.V.                                              ING Groep N.V.                                                  100.00
Copar B.V.                                                 BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.           100.00
Corniston B.V.                                             ING Prena B.V.                                                  100.00
Corporacion de Atencion Medica                             ING Seguros Commercial America                                   25.00

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Company name                                               Parent 2                     % owned
------------------------------------------------------------------------------------------------------------------------------------
Brasas B.V.
Brasemer Poort B.V.
Bravura B.V.
Breijer Assurantien B.V.
Bremer-Van Mierlo Beleggingsmaatschappij B.V.
Brenko B.V.
BRING S.p.A.
British Land Patrium B.V.
British Land Patrium I B.V.
British Land Patrium II B.V.
British Land Patrium III B.V.
Brittany Square Limited Partnership
Broks Holding B.V.
Bruine Poort B.V.
Brussel Staete B.V.
Brussels Lambert UK Nominees Ltd.
Buckden B.V.
Buenos Aires Equity Investments N.V.
Business Datenbanken Int.
BVP Holdings Limited
BVP Management Limited
BVP Mexico S.A.
BWH Financiele Diensten B.V.
C.J. Buyzen Beheer B.V.
C.J.H.- en J.J. Heimeriks Holding B.V.
C.T.M.M. Nominees Ltd.
C.T.S. Nominees Ltd.
C.V. Bedrijven Park G.P.
C.V. Exploitatiemaatschappij Tunnel onder de Noord
Cabel B.V.
Caesarean Management Ltd.
Caldona B.V.
Calera Pty Ltd
Camed Invent '01 B.V.
Camilo B.V.
Capital Insurance Brokers Ltd. 1)
Capricorn Venture Fund N.V.
Capricorn Venture Partners N.V.
Cardona B.V.
Cards Management Cy S.A.
Carnegie Financial Corporation
Carnegie Securities Corporation
Catoneria B.V.
Cavendish Nominees Limited
Cedar Square Insurance and Financial Centre Ltd. 1)        Medicine Hat Insurance Inc.     7.80
CEL Data Services S.A.
CenE Asset Management N.V.
CenE Bankiers Holding N.V.
CenE Bankiers Management N.V.
CenE Bankiers Mezzaninefonds B.V.
CenE Bankiers N.V.
CenE Verzekeringen B.V.
Centrum Banku Slaskiego Sp z o.o.
Centrum Elektronicznych Uslug Platniczych "eService" S.A.
Centrum Ontwikkeling Broekpolder V.O.F.
Cereus PLC
Cermanita B.V.
Chantal One Ltd.
Chantal Three Ltd.
Chapdelaine Assurances inc.
Chapineria B.V.
Chapman Graham & Associates Insurance Brokers Inc. 1)
Charles de Foucauld B.V.
Charterhouse Securities Ltd.
Chevrier Laporte & Associes inc.
Chipper Nederland V.O.F.
Chipper Services B.V.
CI European Limited
Cicania B.V.
CISL Aruba A.E.C.                                          ING Bank N.V.                   1.00
City Aveinc Plc
City Six Inc.                                              Battleforce Plc.               50.00
Cityinc.                                                   Shelhold Ltd.                   0.01
Cityincorp.                                                Shelhold Ltd.                   0.01
Cival Rinsurance Company Ltd.
Clacri B.V.
Clarion CRA Real Estate Securities L.P.
Clarion Development Ventures, L.P.                         NNI Clarion CDV, LLC            1.00
Clarion Partners, LLC
Clarion Realty Services LLC
Clerdew Limited
Closeburg B.V.
CMP Fonds I GMBH
Coastal Insurance Services Ltd. 1)
Codeland Ltd.
Codepec S.A.
Cofiton B.V.
Cofiton II  B.V.
Coldstream B.V.
Colocar B.V.
Colonsay B.V.
Comatev B.V.
Combdring B.V.
Combined Financial Services LLC
Compagnie Financiere de Banville sa
Compania de Inversiones Neptuno S.A.
Comprehensive Financial Services, Inc.
Compulife Agency, Inc.
Compulife Insurance Agency of Massachusetts, Inc.
Compulife Investor Services
Compulife, Inc.
Computer Centrum Twente B.V.
Conglomerado de Valores
Consortium Beursplein V.o.f.
Control Management Limited
Convenio B.V.
Copar B.V.
Corniston B.V.
Corporacion de Atencion Medica                             Fianzas Comercial America      25.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                              Parent 3                     % owned
------------------------------------------------------------------------------------------------------------------------------------
Brasas B.V.
Brasemer Poort B.V.
Bravura B.V.
Breijer Assurantien B.V.
Bremer-Van Mierlo Beleggingsmaatschappij B.V.
Brenko B.V.
BRING S.p.A.
British Land Patrium B.V.
British Land Patrium I B.V.
British Land Patrium II B.V.
British Land Patrium III B.V.
Brittany Square Limited Partnership
Broks Holding B.V.
Bruine Poort B.V.
Brussel Staete B.V.
Brussels Lambert UK Nominees Ltd.
Buckden B.V.
Buenos Aires Equity Investments N.V.
Business Datenbanken Int.
BVP Holdings Limited
BVP Management Limited
BVP Mexico S.A.
BWH Financiele Diensten B.V.
C.J. Buyzen Beheer B.V.
C.J.H.- en J.J. Heimeriks Holding B.V.
C.T.M.M. Nominees Ltd.
C.T.S. Nominees Ltd.
C.V. Bedrijven Park G.P.
C.V. Exploitatiemaatschappij Tunnel onder de Noord
Cabel B.V.
Caesarean Management Ltd.
Caldona B.V.
Calera Pty Ltd
Camed Invent '01 B.V.
Camilo B.V.
Capital Insurance Brokers Ltd. 1)
Capricorn Venture Fund N.V.
Capricorn Venture Partners N.V.
Cardona B.V.
Cards Management Cy S.A.
Carnegie Financial Corporation
Carnegie Securities Corporation
Catoneria B.V.
Cavendish Nominees Limited
Cedar Square Insurance and Financial Centre Ltd. 1)
CEL Data Services S.A.
CenE Asset Management N.V.
CenE Bankiers Holding N.V.
CenE Bankiers Management N.V.
CenE Bankiers Mezzaninefonds B.V.
CenE Bankiers N.V.
CenE Verzekeringen B.V.
Centrum Banku Slaskiego Sp z o.o.
Centrum Elektronicznych Uslug Platniczych "eService" S.A.
Centrum Ontwikkeling Broekpolder V.O.F.
Cereus PLC
Cermanita B.V.
Chantal One Ltd.
Chantal Three Ltd.
Chapdelaine Assurances inc.
Chapineria B.V.
Chapman Graham & Associates Insurance Brokers Inc. 1)
Charles de Foucauld B.V.
Charterhouse Securities Ltd.
Chevrier Laporte & Associes inc.
Chipper Nederland V.O.F.
Chipper Services B.V.
CI European Limited
Cicania B.V.
CISL Aruba A.E.C.
City Aveinc Plc
City Six Inc.
Cityinc.
Cityincorp.
Cival Rinsurance Company Ltd.
Clacri B.V.
Clarion CRA Real Estate Securities L.P.
Clarion Development Ventures, L.P.
Clarion Partners, LLC
Clarion Realty Services LLC
Clerdew Limited
Closeburg B.V.
CMP Fonds I GMBH
Coastal Insurance Services Ltd. 1)
Codeland Ltd.
Codepec S.A.
Cofiton B.V.
Cofiton II  B.V.
Coldstream B.V.
Colocar B.V.
Colonsay B.V.
Comatev B.V.
Combdring B.V.
Combined Financial Services LLC
Compagnie Financiere de Banville sa
Compania de Inversiones Neptuno S.A.
Comprehensive Financial Services, Inc.
Compulife Agency, Inc.
Compulife Insurance Agency of Massachusetts, Inc.
Compulife Investor Services
Compulife, Inc.
Computer Centrum Twente B.V.
Conglomerado de Valores
Consortium Beursplein V.o.f.
Control Management Limited
Convenio B.V.
Copar B.V.
Corniston B.V.
Corporacion de Atencion Medica                            Pensiones Comercial America    25.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                              Parent 4                              % owned
------------------------------------------------------------------------------------------------------------------------------------
Brasas B.V.
Brasemer Poort B.V.
Bravura B.V.
Breijer Assurantien B.V.
Bremer-Van Mierlo Beleggingsmaatschappij B.V.
Brenko B.V.
BRING S.p.A.
British Land Patrium B.V.
British Land Patrium I B.V.
British Land Patrium II B.V.
British Land Patrium III B.V.
Brittany Square Limited Partnership
Broks Holding B.V.
Bruine Poort B.V.
Brussel Staete B.V.
Brussels Lambert UK Nominees Ltd.
Buckden B.V.
Buenos Aires Equity Investments N.V.
Business Datenbanken Int.
BVP Holdings Limited
BVP Management Limited
BVP Mexico S.A.
BWH Financiele Diensten B.V.
C.J. Buyzen Beheer B.V.
C.J.H.- en J.J. Heimeriks Holding B.V.
C.T.M.M. Nominees Ltd.
C.T.S. Nominees Ltd.
C.V. Bedrijven Park G.P.
C.V. Exploitatiemaatschappij Tunnel onder de Noord
Cabel B.V.
Caesarean Management Ltd.
Caldona B.V.
Calera Pty Ltd
Camed Invent '01 B.V.
Camilo B.V.
Capital Insurance Brokers Ltd. 1)
Capricorn Venture Fund N.V.
Capricorn Venture Partners N.V.
Cardona B.V.
Cards Management Cy S.A.
Carnegie Financial Corporation
Carnegie Securities Corporation
Catoneria B.V.
Cavendish Nominees Limited
Cedar Square Insurance and Financial Centre Ltd. 1)
CEL Data Services S.A.
CenE Asset Management N.V.
CenE Bankiers Holding N.V.
CenE Bankiers Management N.V.
CenE Bankiers Mezzaninefonds B.V.
CenE Bankiers N.V.
CenE Verzekeringen B.V.
Centrum Banku Slaskiego Sp z o.o.
Centrum Elektronicznych Uslug Platniczych "eService" S.A.
Centrum Ontwikkeling Broekpolder V.O.F.
Cereus PLC
Cermanita B.V.
Chantal One Ltd.
Chantal Three Ltd.
Chapdelaine Assurances inc.
Chapineria B.V.
Chapman Graham & Associates Insurance Brokers Inc. 1)
Charles de Foucauld B.V.
Charterhouse Securities Ltd.
Chevrier Laporte & Associes inc.
Chipper Nederland V.O.F.
Chipper Services B.V.
CI European Limited
Cicania B.V.
CISL Aruba A.E.C.
City Aveinc Plc
City Six Inc.
Cityinc.
Cityincorp.
Cival Rinsurance Company Ltd.
Clacri B.V.
Clarion CRA Real Estate Securities L.P.
Clarion Development Ventures, L.P.
Clarion Partners, LLC
Clarion Realty Services LLC
Clerdew Limited
Closeburg B.V.
CMP Fonds I GMBH
Coastal Insurance Services Ltd. 1)
Codeland Ltd.
Codepec S.A.
Cofiton B.V.
Cofiton II  B.V.
Coldstream B.V.
Colocar B.V.
Colonsay B.V.
Comatev B.V.
Combdring B.V.
Combined Financial Services LLC
Compagnie Financiere de Banville sa
Compania de Inversiones Neptuno S.A.
Comprehensive Financial Services, Inc.
Compulife Agency, Inc.
Compulife Insurance Agency of Massachusetts, Inc.
Compulife Investor Services
Compulife, Inc.
Computer Centrum Twente B.V.
Conglomerado de Valores
Consortium Beursplein V.o.f.
Control Management Limited
Convenio B.V.
Copar B.V.
Corniston B.V.
Corporacion de Atencion Medica                            Servicios Immobiliarios La Comercial    25.00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Corpovea B.V.                                              B.V.        20001210   100.00   Bijlmerplein 888
Cotranco B.V.                                              B.V.        20001599   100.00   Bijlmerplein 888
Craig Hamilton Insurance Brokers Inc. 1)                   Inc.                    49.00   201-1320 Carling Avenue
Cramer & Cie, Gerants des fortunes                         KG          50000267    38.74   Schulhausstra(beta)e 6
Crecido B.V.                                               B.V.        20001564   100.00   Bijlmerplein 888
Crediet Service Bank B.V.                                  B.V.        20000398   100.00   Mr. Treublaan 7
Credit Industriel et Automobile de Belgique S.A.           S.A.        20002095    99.76   24 Avenue Marnix
Credit Lease S.A.                                          S.A.        20002182    99.99   Route D'Esch 52
Crescentes Prins B.V.                                      B.V.        20001631   100.00   Bijlmerplein 888
Croesus Management BVBA                                    BVBA        50000519   100.00   Frankrijklei 1
Cruz Blanca EPS S.A.                                       S.A.                    95.00
Cumbras B.V.                                               B.V.        20001204   100.00   Bijlmerplein 888
Cupula B.V.                                                B.V.        20000481   100.00   Bijlmerplein 888
CW Finance Ltd.                                            Ltd.        20001130   100.00   CW House, 3 Bracknell Beeches
CW Finance N.V.                                            N.V.        20000645   100.00   Ingberthoeveweg 6
CW Lease Berlin GmbH                                       GmbH        20001136   100.00   Storkower Strasse 139b
CW Lease Deutschland GmbH                                  GmbH        20001134   100.00   In de Tarpen 50
CW Lease France S.N.C.                                     SNC         20001127   100.00   11, Rue Bailly
CW Lease Luxembourg S.A.                                   S.A.        20000841   100.00   8 Boulevard Joseph II
CW Lease UK Ltd.                                           Ltd.        20000651   100.00   CW House, 3 Bracknell Beeches
CW Rent Deutschland GmbH                                   GmbH        20002369   100.00   In de Tarpen 50
CyberLink Development, Inc.                                Inc.        50000361   100.00   5780 Powers Ferry Road NW
Czech Venture Partners s.r.o.                              S.R.O.      20001864    50.00   Zerotinova 1
Dabesse B.V.                                               B.V.        50000028   100.00   Bijlmerplein 888
Davidson Hughes Developments Pty. Ltd.                     Ltd.        50000886   100.00   Level 13, 347 Kent Street
De Blauwe Invent '98 B.V.                                  B.V.        20002365   100.00   Karspeldreef 14
De Bossche Poort B.V.                                      B.V.        10000642   100.00   Weena 505
De Bueger Wiertz, Makelaars in Assurantien,
  Pensioenadviseurs B.V.                                   B.V.        10001282   100.00   Julianalaan 105
De Goudse N.V.                                             N.V.        50000653    20.00   Stationsplein 3
De Groninger Lederwaren Industrie B.V.                     B.V.        20001547   100.00   Bijlmerplein 888
De Jong Assurantien B.V.                                   B.V.        10001301   100.00   Amstelveenseweg 500
De Nederlandse Luchtvaartpool N.V.                         N.V.        10000057    16.95   Amstelveenseweg 500
De Springelberg B.V.                                       B.V.        20001686   100.00   Bijlmerplein 888
De Verzekeringscentrale B.V.                               B.V.        10001359   100.00   Amstelveenseweg 500
Dealer Lease Service B.V.                                  B.V.        20000642   100.00   Pettelaarpark 80
Dekora Holding B.V.                                        B.V.        20002032   100.00   Bijlmerplein 888
Delfin Global Funds Plc.                                   Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
Delta Asset Management                                                            100.00   333 South Grand Avenue, 14th floor
Delta Nederland Beheer B.V.                                B.V.        20001778   100.00   Bijlmerplein 888
Den Hamer Beheer B.V.                                      B.V.        20001616   100.00   Bijlmerplein 888
Den Hartog Verzekeringen B.V.                              B.V.        10001296   100.00   Prinsengracht 2
Denival S.A.                                               S.A.        20002073   100.00   Avenue du General de Gaulle, 90/102,
                                                                                             Coeur Defense Tour A, Place de la
                                                                                             Defense
Denne Poort B.V.                                           B.V.        20001987   100.00   Schenkkade 65
Depositary Company ING Bank B.V.                           B.V.        20000050   100.00   Bijlmerplein 888
Desario B.V.                                               B.V.        20001667   100.00   Bijlmerplein 888
Desarrollos Asuranex, S.A.                                 S.A.        20002006    99.98
Deska LII B.V.                                             B.V.        10000210   100.00   Schenkkade 65
Desnivel B.V.                                              B.V.        40000180   100.00   Drentestraat 24
Destara B.V.                                               B.V.        20000360   100.00   Bijlmerplein 888
Deutsche Hypo B.V.                                         B.V.        50001237    82.70   Georgsplatz 8
Deutsche Hypo Consulting GmbH                              GmbH        50001238    82.70   Georgsplatz 8
Deutsche Hypo Immobilien GmbH                              GmbH        50001239    82.70   Georgsplatz 8
Deutsche Hypothekenbank (Aktien-Gesellschaft)              AG          50000513    82.70   Georgsplatz 8
Deventer Poort B.V.                                        B.V.        50000109   100.00   Schenkkade 65
Dexter Elysee S.A.                                         AG          50000518    45.06   4, place Vendome
Diagonac B.V.                                              B.V.        20001096   100.00   Bijlmerplein 888
Diamond Lease                                              N.V.        20001675    55.00   Industriepark E 19
Dieverse Poort B.V.                                        B.V.        50000110   100.00   Schenkkade 65
Difaval s.a.                                               S.A.        20002183   100.00
Dinan Insurance Brokers And Financial Services Ltd. 1)     Ltd.                    49.00   308 Cedar Street East
Dinkelse Poort B.V.                                        B.V.        50000111   100.00   Schenkkade 65
Direct Line Assistance Cy                                  S.A.        20002231   100.00
Directed Services, Inc.                                    Inc.        50000173   100.00   1475 Dunwoody Drive
Doetichem Immobilia B.V.                                   N.V.        20001931   100.00   Schenkkade 65
Doetinchem Immobilia B.V.                                  B.V.        50000295   100.00   Schenkkade 65
D-Office Amsterdam B.V.                                    B.V.        50000420   100.00   Arena Boulevard 83 / 95
D-Office Baarn B.V.                                        B.V.        50000421   100.00   Baarnsche Dijk 8
D-Office Bodegraven B.V.                                   B.V.        50000422   100.00   Tolnasingel  6 -16
D-Office Holding B.V.                                      B.V.        50000419   100.00   Arena Boulevard 83 / 95
Doiome B.V.                                                B.V.        20000240   100.00   Mr. Treublaan 7
Domain Development Pty Ltd                                 Ltd.        50000333   100.00   Level 13, 347 Kent Street
Dommelse Poort B.V.                                        B.V.        20001954   100.00   Schenkkade 65
Doyle Administration Limited                               Ltd.        20001371   100.00   St. Julians Avenue
DPG Deutsche Performancemessungs-Gesellschaft fur
  Wertpapierportfolios m                                   GmbH        50000269     9.71   Bockenheimer Landstrasse 10
Dr. de Grood Beheer B.V.                                   B.V.        20001481   100.00   Bijlmerplein 888
Dr. J.B. Sellenraad & Co. Hotel-KG                         KG          50000270    40.00   Bockenheimer Landstrasse 10
Drechtse Poort B.V.                                        B.V.        50000296   100.00   Schenkkade 65
Dritte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG                                                             50000484    98.23   Bockenheimer Landstrasse 10

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Corpovea B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Cotranco B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Craig Hamilton Insurance Brokers Inc. 1)                   ON K1Z 7K8     Ottawa                       Canada
Cramer & Cie, Gerants des fortunes                         8027           Zurich                       Switzerland
Crecido B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Crediet Service Bank B.V.                                  1097 DP        Amsterdam                    Netherlands
Credit Industriel et Automobile de Belgique S.A.           1000           Brussels                     Belgium
Credit Lease S.A.                                          2965           Luxembourg                   Luxemburg
Crescentes Prins B.V.                                      1102 MG        Amsterdam Zuidoost           Netherlands
Croesus Management BVBA                                    2000           Antwerpen                    Belgium
Cruz Blanca EPS S.A.                                                                                   Colombia
Cumbras B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Cupula B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
CW Finance Ltd.                                            RG 12 1RR      Berkshire                    United Kingdom
CW Finance N.V.                                            B-2630         Aartselaar                   Belgium
CW Lease Berlin GmbH                                       D-10407        Berlin                       Germany
CW Lease Deutschland GmbH                                  D-22848        Norderstedt                  Germany
CW Lease France S.N.C.                                     92522          Neuilly sur Seine Cedex      France
CW Lease Luxembourg S.A.                                   L 1840         Luxemburg                    Luxemburg
CW Lease UK Ltd.                                           RG12 1RR       Berkshire                    United Kingdom
CW Rent Deutschland GmbH                                   D-22848        Norderstedt                  Germany
CyberLink Development, Inc.                                GA 30327       Atlanta                      United States of America
Czech Venture Partners s.r.o.                              70700          Ostrava                      Czech Republic
Dabesse B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Davidson Hughes Developments Pty. Ltd.                     NSW 2000       Sydney                       Australia
De Blauwe Invent '98 B.V.                                  1101 CK        Amsterdam                    Netherlands
De Bossche Poort B.V.                                      3013 AL        Rotterdam                    Netherlands
De Bueger Wiertz, Makelaars in Assurantien,
  Pensioenadviseurs B.V.                                   4819 AC        Breda                        Netherlands
De Goudse N.V.                                             2801 AK        Gouda                        Netherlands
De Groninger Lederwaren Industrie B.V.                     1102 MG        Amsterdam Zuidoost           Netherlands
De Jong Assurantien B.V.                                   1081 KL        Amsterdam                    Netherlands
De Nederlandse Luchtvaartpool N.V.                         1081 KL        Amsterdam                    Netherlands
De Springelberg B.V.                                       1102 MG        Amsterdam Zuid-Oost          Netherlands
De Verzekeringscentrale B.V.                               1081 KL        Amsterdam                    Netherlands
Dealer Lease Service B.V.                                  5216 PP        Den Bosch                    Netherlands
Dekora Holding B.V.                                        1102 MG        Amsterdam                    Netherlands
Delfin Global Funds Plc.                                   1              Dublin                       Ireland
Delta Asset Management                                     CA 90071       Los Angeles                  United States of America
Delta Nederland Beheer B.V.                                1102 MG        Amsterdam Zuidoost           Netherlands
Den Hamer Beheer B.V.                                      1102 MG        Amsterdam Zuidoost           Netherlands
Den Hartog Verzekeringen B.V.                              4233 EW        Ameide                       Netherlands
Denival S.A.                                               92400          Paris                        France
Denne Poort B.V.                                           2595 AS        Den Haag                     Netherlands
Depositary Company ING Bank B.V.                           1102 MG        Amsterdam Zuidoost           Netherlands
Desario B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Desarrollos Asuranex, S.A.                                                Caracas                      Venezuela
Deska LII B.V.                                             2595 AS        Den Haag                     Netherlands
Desnivel B.V.                                              1083 HK        Amsterdam                    Netherlands
Destara B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Deutsche Hypo B.V.                                         30159          Hannover                     Germany
Deutsche Hypo Consulting GmbH                              30159          Hannover                     Germany
Deutsche Hypo Immobilien GmbH                              30159          Hannover                     Germany
Deutsche Hypothekenbank (Aktien-Gesellschaft)              30159          Hannover                     Germany
Deventer Poort B.V.                                        2595 AS        Den Haag                     Netherlands
Dexter Elysee S.A.                                         75001          Paris                        France
Diagonac B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Diamond Lease                                              B-2800         Mechelen                     Belgium
Dieverse Poort B.V.                                        2595 AS        Den Haag                     Netherlands
Difaval s.a.                                                              Paris                        France
Dinan Insurance Brokers And Financial Services Ltd. 1)     ON P3B 1M7     Sudbury                      Canada
Dinkelse Poort B.V.                                        2595 AS        Den Haag                     Netherlands
Direct Line Assistance Cy                                                 Seraing                      Belgium
Directed Services, Inc.                                    PA 19380       West Chester                 United States of America
Doetichem Immobilia B.V.                                   2595 AS        Den Haag                     Netherlands
Doetinchem Immobilia B.V.                                  2595 AS        Den Haag                     Netherlands
D-Office Amsterdam B.V.                                    1101 DM        Amsterdam Zuidoost           Netherlands
D-Office Baarn B.V.                                        3741 RL        Baarn                        Netherlands
D-Office Bodegraven B.V.                                   2411 PV        Bodegraven                   Netherlands
D-Office Holding B.V.                                      1101 DM        Amsterdam Zuidoost           Netherlands
Doiome B.V.                                                1097 DP        Amsterdam                    Netherlands
Domain Development Pty Ltd                                 NSW 2000       Sydney                       Australia
Dommelse Poort B.V.                                        2595 AS        Den Haag                     Netherlands
Doyle Administration Limited                               GY1 3DA        St. Peter Port, Guernsey     United Kingdom
DPG Deutsche Performancemessungs-Gesellschaft fur
  Wertpapierportfolios m                                   60323          Frankfurt am Main            Germany
Dr. de Grood Beheer B.V.                                   1102 MG        Amsterdam Zuidoost           Netherlands
Dr. J.B. Sellenraad & Co. Hotel-KG                         60323          Frankfurt am Main            Germany
Drechtse Poort B.V.                                        2595 AS        Den Haag                     Netherlands
Dritte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG                                                 60323          Frankfurt am Main            Germany

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Corpovea B.V.                                              Cash Company
Cotranco B.V.                                              Cash Company
Craig Hamilton Insurance Brokers Inc. 1)                   Insurance broker
Cramer & Cie, Gerants des fortunes
Crecido B.V.                                               Cash Company
Crediet Service Bank B.V.                                  Finance Company
Credit Industriel et Automobile de Belgique S.A.           Savings & Loans
Credit Lease S.A.                                          Lease
Crescentes Prins B.V.                                      Cash Company
Croesus Management BVBA                                    Holding
Cruz Blanca EPS S.A.
Cumbras B.V.                                               Cash Company
Cupula B.V.                                                Cash Company
CW Finance Ltd.                                            Lease
CW Finance N.V.                                            Lease
CW Lease Berlin GmbH                                       Lease
CW Lease Deutschland GmbH                                  Lease
CW Lease France S.N.C.                                     Lease
CW Lease Luxembourg S.A.                                   Lease
CW Lease UK Ltd.                                           Lease
CW Rent Deutschland GmbH                                   Car rental
CyberLink Development, Inc.
Czech Venture Partners s.r.o.                              Management Company (general)
Dabesse B.V.                                               Cash Company
Davidson Hughes Developments Pty. Ltd.                     Real Estate: General
De Blauwe Invent '98 B.V.                                  Lease
De Bossche Poort B.V.                                      Finance Company
De Bueger Wiertz, Makelaars in Assurantien,
  Pensioenadviseurs B.V.                                   Insurance broker
De Goudse N.V.                                             Insurance: General
De Groninger Lederwaren Industrie B.V.                     Cash Company
De Jong Assurantien B.V.                                   Insurance broker
De Nederlandse Luchtvaartpool N.V.                         Reinsurance
De Springelberg B.V.                                       Venture Capital
De Verzekeringscentrale B.V.                               Insurance: General
Dealer Lease Service B.V.                                  Lease
Dekora Holding B.V.                                        Cash Company
Delfin Global Funds Plc.                                   Investment Fund
Delta Asset Management                                     Asset Management
Delta Nederland Beheer B.V.                                Cash Company
Den Hamer Beheer B.V.                                      Cash Company
Den Hartog Verzekeringen B.V.                              Insurance broker
Denival S.A.                                               Real Estate Exploitation
Denne Poort B.V.                                           Real Estate Management
Depositary Company ING Bank B.V.                           Custody
Desario B.V.                                               Cash Company
Desarrollos Asuranex, S.A.                                 Real Estate Exploitation
Deska LII B.V.                                             Real Estate Management
Desnivel B.V.                                              Trust Company
Destara B.V.                                               Financial Services
Deutsche Hypo B.V.                                         Mortgage Bank
Deutsche Hypo Consulting GmbH                              Mortgage Bank
Deutsche Hypo Immobilien GmbH                              Mortgage Bank
Deutsche Hypothekenbank (Aktien-Gesellschaft)              Mortgage Bank
Deventer Poort B.V.                                        Real Estate Exploitation
Dexter Elysee S.A.                                         Lease
Diagonac B.V.                                              Cash Company
Diamond Lease                                              Lease
Dieverse Poort B.V.                                        Real Estate Exploitation
Difaval s.a.                                               Financial Services
Dinan Insurance Brokers And Financial Services Ltd. 1)     Insurance broker
Dinkelse Poort B.V.                                        Real Estate Exploitation
Direct Line Assistance Cy                                  Financial Services
Directed Services, Inc.                                    Stock Brokerage
Doetichem Immobilia B.V.                                   Hypotheek/Mortgage bank
Doetinchem Immobilia B.V.                                  Real Estate Exploitation
D-Office Amsterdam B.V.                                    Real Estate Exploitation
D-Office Baarn B.V.                                        Real Estate Exploitation
D-Office Bodegraven B.V.                                   Real Estate Exploitation
D-Office Holding B.V.                                      Real Estate Holding
Doiome B.V.                                                Finance Company
Domain Development Pty Ltd                                 Real Estate: General
Dommelse Poort B.V.                                        Real Estate Management
Doyle Administration Limited                               Management Company (general)
DPG Deutsche Performancemessungs-Gesellschaft fur
  Wertpapierportfolios m                                   Management Company (general)
Dr. de Grood Beheer B.V.                                   Cash Company
Dr. J.B. Sellenraad & Co. Hotel-KG                         Real Estate: General
Drechtse Poort B.V.                                        Real Estate Exploitation
Dritte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG                                                 Real Estate Management

-----------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
-----------------------------------------------------------------------------------------------------------------------------------
Corpovea B.V.                                              Trust Maatschappij ING Bank B.V.                                100.00
Cotranco B.V.                                              ING Prena B.V.                                                  100.00
Craig Hamilton Insurance Brokers Inc. 1)                   Equisure Insurance Services Ltd.                                100.00
Cramer & Cie, Gerants des fortunes                              BHF-BANK (Schweiz) AG                                       38.74
Crecido B.V.                                               ING Prena B.V.                                                  100.00
Crediet Service Bank B.V.                                  InterAdvies N.V.                                                100.00
Credit Industriel et Automobile de Belgique S.A.           ING Belgique S.A.                                                99.76
Credit Lease S.A.                                          CEL Data Services S.A.                                           99.99
Crescentes Prins B.V.                                      ING Prena B.V.                                                  100.00
Croesus Management BVBA                                    Algemene Beleggingsmaatschappij CenE Bankiers B.V.              100.00
Cruz Blanca EPS S.A.                                       Prosana S.A.                                                     99.00
Cumbras B.V.                                               ING Prena B.V.                                                  100.00
Cupula B.V.                                                ING Bank N.V.                                                   100.00
CW Finance Ltd.                                            CW Lease UK Ltd                                                 100.00
CW Finance N.V.                                            CW Lease Nederland BV                                           100.00
CW Lease Berlin GmbH                                       CW Lease Deutschland GmbH                                       100.00
CW Lease Deutschland GmbH                                  ING Lease Holding (Deutschland) GmbH                            100.00
CW Lease France S.N.C.                                     CW Lease Nederland BV                                           100.00
CW Lease Luxembourg S.A.                                   CW Lease Nederland BV                                           100.00
CW Lease UK Ltd.                                           ING Lease Holdings (UK) Limited                                 100.00
CW Rent Deutschland GmbH                                   CW Lease Deutschland GmbH                                       100.00
CyberLink Development, Inc.                                ING America Insurance Holdings, Inc.                            100.00
Czech Venture Partners s.r.o.                              BPEP Holdings Limited                                            50.00
Dabesse B.V.                                               ING Prena B.V.                                                  100.00
Davidson Hughes Developments Pty. Ltd.                     ING Management Limited                                          100.00
De Blauwe Invent '98 B.V.                                  ING Lease (Nederland) B.V.                                      100.00
De Bossche Poort B.V.                                      Nationale-Nederlanden Levensverzekering Maatschappij N.V.       100.00
De Bueger Wiertz, Makelaars in Assurantien,
  Pensioenadviseurs B.V.                                   Belhaska XI B.V.                                                100.00
De Goudse N.V.                                             B.V. Algemene Beleggingsmaatschappij Kievietsdaal                20.00
De Groninger Lederwaren Industrie B.V.                     ING Prena B.V.                                                  100.00
De Jong Assurantien B.V.                                   B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
De Nederlandse Luchtvaartpool N.V.                         ING Verzekeringen N.V.                                           16.95
De Springelberg B.V.                                       MKB Investments BV                                              100.00
De Verzekeringscentrale B.V.                               Belhaska XI B.V.                                                100.00
Dealer Lease Service B.V.                                  CW Lease Nederland BV                                           100.00
Dekora Holding B.V.                                        ING Prena B.V.                                                  100.00
Delfin Global Funds Plc.                                   ?                                                                   --
Delta Asset Management                                     Furman Selz Capital Management LLC                              100.00
Delta Nederland Beheer B.V.                                ING Prena B.V.                                                  100.00
Den Hamer Beheer B.V.                                      Trust Maatschappij ING Bank B.V.                                100.00
Den Hartog Verzekeringen B.V.                              Belhaska XI B.V.                                                100.00
Denival S.A.                                               ING Belgique S.A.                                               100.00
Denne Poort B.V.                                           ING Real Estate Leasing B.V.                                    100.00
Depositary Company ING Bank B.V.                           ING Bank N.V.                                                   100.00
Desario B.V.                                               ING Prena B.V.                                                  100.00
Desarrollos Asuranex, S.A.                                 ING Bank N.V.                                                    99.98
Deska LII B.V.                                             Nationale-Nederlanden Holdinvest B.V.                           100.00
Desnivel B.V.                                              Nubahold B.V.                                                   100.00
Destara B.V.                                               ING Bank N.V.                                                   100.00
Deutsche Hypo B.V.                                         Deutsche Hypothekenbank (Aktien-Gesellschaft)                   100.00
Deutsche Hypo Consulting GmbH                              Deutsche Hypothekenbank (Aktien-Gesellschaft)                   100.00
Deutsche Hypo Immobilien GmbH                              Deutsche Hypothekenbank (Aktien-Gesellschaft)                   100.00
Deutsche Hypothekenbank (Aktien-Gesellschaft)              ING-BHF Bank AG                                                  82.95
Deventer Poort B.V.                                        ING Real Estate Leasing B.V.                                    100.00
Dexter Elysee S.A.                                         Financiere Atlas S.A.                                            45.06
Diagonac B.V.                                              Trust Maatschappij ING Bank B.V.                                100.00
Diamond Lease                                              Runoto Belgium N.V.                                              55.00
Dieverse Poort B.V.                                        ING Real Estate Leasing B.V.                                    100.00
Difaval s.a.                                               Banque Bruxelles Lambert France S.A.                            100.00
Dinan Insurance Brokers And Financial Services Ltd. 1)     Equisure Insurance Services Ltd.                                 50.00
Dinkelse Poort B.V.                                        ING Real Estate Leasing B.V.                                    100.00
Direct Line Assistance Cy                                  SEFB Banque de Epargne sc.,                                     100.00
Directed Services, Inc.                                    Lion Connecticut Holdings Inc.                                  100.00
Doetichem Immobilia B.V.                                   ING Real Estate Leasing B.V.                                    100.00
Doetinchem Immobilia B.V.                                  ING Real Estate Leasing B.V.                                    100.00
D-Office Amsterdam B.V.                                    D-Office Holding B.V.                                           100.00
D-Office Baarn B.V.                                        D-Office Holding B.V.                                           100.00
D-Office Bodegraven B.V.                                   D-Office Holding B.V.                                           100.00
D-Office Holding B.V.                                      ING Vastgoed Ontwikkeling B.V.                                   50.00
Doiome B.V.                                                InterAdvies N.V.                                                100.00
Domain Development Pty Ltd                                 Trenorth Pty Ltd                                                 50.00
Dommelse Poort B.V.                                        ING Real Estate Leasing B.V.                                    100.00
Doyle Administration Limited                               Baring Trustees (Guernsey) Limited                              100.00
DPG Deutsche Performancemessungs-Gesellschaft fur
  Wertpapierportfolios m                                   ING-BHF Bank AG                                                   9.71
Dr. de Grood Beheer B.V.                                   ING Prena B.V.                                                  100.00
Dr. J.B. Sellenraad & Co. Hotel-KG                         ING-BHF Bank AG                                                  21.00
Drechtse Poort B.V.                                        ING Real Estate Leasing B.V.                                    100.00
Dritte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG                                                 BHF Immobilien-GmbH                                              98.23

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
Corpovea B.V.
Cotranco B.V.
Craig Hamilton Insurance Brokers Inc. 1)
Cramer & Cie, Gerants des fortunes
Crecido B.V.
Crediet Service Bank B.V.
Credit Industriel et Automobile de Belgique S.A.
Credit Lease S.A.
Crescentes Prins B.V.
Croesus Management BVBA
Cruz Blanca EPS S.A.
Cumbras B.V.
Cupula B.V.
CW Finance Ltd.
CW Finance N.V.
CW Lease Berlin GmbH
CW Lease Deutschland GmbH
CW Lease France S.N.C.
CW Lease Luxembourg S.A.
CW Lease UK Ltd.
CW Rent Deutschland GmbH
CyberLink Development, Inc.
Czech Venture Partners s.r.o.
Dabesse B.V.
Davidson Hughes Developments Pty. Ltd.
De Blauwe Invent '98 B.V.
De Bossche Poort B.V.
De Bueger Wiertz, Makelaars in Assurantien,
  Pensioenadviseurs B.V.
De Goudse N.V.
De Groninger Lederwaren Industrie B.V.
De Jong Assurantien B.V.
De Nederlandse Luchtvaartpool N.V.
De Springelberg B.V.
De Verzekeringscentrale B.V.
Dealer Lease Service B.V.
Dekora Holding B.V.
Delfin Global Funds Plc.
Delta Asset Management
Delta Nederland Beheer B.V.
Den Hamer Beheer B.V.
Den Hartog Verzekeringen B.V.
Denival S.A.
Denne Poort B.V.
Depositary Company ING Bank B.V.
Desario B.V.
Desarrollos Asuranex, S.A.
Deska LII B.V.
Desnivel B.V.
Destara B.V.
Deutsche Hypo B.V.
Deutsche Hypo Consulting GmbH
Deutsche Hypo Immobilien GmbH
Deutsche Hypothekenbank (Aktien-Gesellschaft)
Deventer Poort B.V.
Dexter Elysee S.A.
Diagonac B.V.
Diamond Lease
Dieverse Poort B.V.
Difaval s.a.
Dinan Insurance Brokers And Financial Services Ltd. 1)
Dinkelse Poort B.V.
Direct Line Assistance Cy
Directed Services, Inc.
Doetichem Immobilia B.V.
Doetinchem Immobilia B.V.
D-Office Amsterdam B.V.
D-Office Baarn B.V.
D-Office Bodegraven B.V.
D-Office Holding B.V.                                      ING Vastgoed Fondsbelegging B.V.                            50.00
Doiome B.V.
Domain Development Pty Ltd                                 Heine Management Pty Limited                                50.00
Dommelse Poort B.V.
Doyle Administration Limited
DPG Deutsche Performancemessungs-Gesellschaft fur
  Wertpapierportfolios m
Dr. de Grood Beheer B.V.
Dr. J.B. Sellenraad & Co. Hotel-KG                         BHF Immobilien-GmbH                                         19.00
Drechtse Poort B.V.
Dritte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Drive Lease N.V.                                           N.V.        50001218   100.00   Leopoldstraat 27
Dropny B.V.                                                B.V.        20001410   100.00   Hoekenrode 6-8
Dubbeld Assurantien en Financieringen B.V.                 B.V.        10001278   100.00   Lievevrouwestraat 5
Dunedin Mortgage Company Ltd.                              Ltd.        10000855   100.00
Eaglebridge N.V.                                           B.V.        50000029   100.00   Bijlmerplein 888
East Europe Frontiers Fund Plc.                            Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
Ecomm s.a.                                                 S.A.        20002184    96.75
Edison Holding Sneek B.V.                                  B.V.        50000030   100.00   Amstelveenseweg 500
Edson Holdings Pty Ltd                                     Ltd.        50000907   100.00   Level 13, 347 Kent Street
Eems Poort B.V.                                            B.V.        50000112   100.00   Schenkkade 65
Effectenbewaarbedrijf ING Bank N.V.                        N.V.        20000065   100.00   Bijlmerplein 888
efni CONNECT Ltd. 1)                                       Ltd.                    49.00   181 University Avenue, 7th Floor
Eike Poort B.V.                                            B.V.        20001988   100.00   Schenkkade 65
Elaxy Holding GmbH                                         GmbH        50001249    61.40   Bockenheimer Landstrasse 10
Embee Holding B.V.                                         B.V.        20001549   100.00   Bijlmerplein 888
EMG Luxemburg S.A.                                         S.A.        50000676    74.99   Avenue Marnix 24
EMG S.A.                                                   S.A.        20002213    74.99   Avenue de Cortenbergh 71
EMSL Management Services Ltd. 1)                           Ltd.                    49.00   181 University Avenue, 7th Floor
Enkhuizer Poort B.V.                                       B.V.        50000113   100.00   Schenkkade 65
Entero B.V.                                                B.V.        20000770   100.00   Bijlmerplein 888
Entorno B.V.                                               B.V.        20001623   100.00   Bijlmerplein 888
Envios B.V.                                                B.V.        20001490   100.00   Bijlmerplein 888
Equisure Financial Management Limited 1)                   Ltd.                    49.00   535 Albert Street
Equisure Financial Network, Inc. 1)                        Inc.                    49.00   181 University Avenue, 7th Floor
Equisure Financial Services Ltd. 1)                        Ltd.                    49.00   181 University Avenue, 7th Floor
Equisure Insurance Services Ltd. 1)                        Ltd.                    49.00   181 University Avenue, 7th Floor
Equisure Mortgage Services Ltd. 1)                         Ltd.                    49.00   181 University Avenue, 7th Floor
Equisure Securities Ltd. 1)                                Ltd.                    49.00   141 Adelaide Street West, suite 850
Equisure Trust Company 1)                                  Inc.                    49.00   535 Albert Street
Equitable Life Insurance Company of Iowa                               50000175   100.00   909 Locust Street
Erinboa Pty Limited                                        Ltd.        10001492   100.00   Level 13, 347 Kent Street
Esbelto B.V.                                               B.V.        20000386   100.00   Bijlmerplein 888
Escensum Europa B.V.                                       B.V.        50000031   100.00   Teleportboulevard 140
Escorca B.V.                                               B.V.        20002010   100.00   Bijlmerplein 888
ESD Managers Limited                                       Ltd.        20001862    30.00   Barfield House, St Julians Avenue
Esse Poort B.V.                                            B.V.        20001989   100.00   Schenkkade 65
Esvice B.V.                                                B.V.        20001781   100.00   Bijlmerplein 888
Euro Re s.a.                                               S.A.        20002214   100.00
Euro Travellers Cheque Belgium s.c.                        S.A.        20002106    20.00   Chaussee de Tervueren 198 A
Euromoney Institutional Investor Plc.                      Plc.                        -   Nextor House Playhouse Yard
European Overseas Issuing Corp.                            Corp.       20002185    99.96   Rue Eugene Ruppert 5
Eurosim S.P.A.                                             SPA         50000650    43.00   Via Turati 40
Euroventures Benelux B.V.                                  B.V.        50000720    99.97   De Meijerij, Vestdijk 43
Euroventures Benelux Seed Fund                             S.A.        20002135     8.35   Julianaplein 10
Evangeline Real Estate Services Limited 1)                 Ltd.                    49.00   535 Albert Street
Evangeline Securities Limited 1)                           Ltd.                    49.00   535 Albert Street
Expertise B.V.                                             B.V.        50000481    50.00   Amstelveenseweg 500
Exploitatie en Beleggingsmaatschappij Alja Eindhoven B.V.  B.V.        20001473   100.00   Bijlmerplein 888
Exploitatiemaatschappij Hotel Kurhaus v.o.f.               V.O.F.      10001451        -
Exporterra GmbH                                            GmbH        50000916   100.00   Bockenheimer Landstrasse 10
Extinto Belegging B.V.                                     B.V.        40000086    40.00   Schenkkade 65
Extra Clearing B.V.                                        B.V.        20000280   100.00   Rokin Plaza, Papenbroekssteeg 2
Extra Clearing GmbH                                        GmbH        20000826   100.00
F.R. Hoffschlag Beleggingen B.V.                           B.V.        20001598   100.00   Bijlmerplein 888
F.S.M.G. Borghans Pensioen B.V.                            B.V.        20002024   100.00   Bijlmerplein 888
Factoring Comercial America                                S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco
Fakkel en De Louw B.V.                                     B.V.        10001286   100.00   Hondsruglaan 91
Falcon Investment Company Plc.                             Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
Falcon Market Fund Plc.                                    Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
Familiale investerings Maatschappij F.I.M.                 B.V.        20001759   100.00   Bijlmerplein 888
Farlita B.V.                                               B.V.        20001477   100.00   Bijlmerplein 888
Favilan B.V.                                               B.V.        20001574   100.00   Bijlmerplein 888
Felix Tigris B.V.                                          B.V.        20002341   100.00   Runnenburg 30
Fermont Assurantien B.V.                                   B.V.        10001287   100.00   Leeuwenlaan 38
Fianzas Comercial America                                  S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco
Fidele Management B.V.                                     B.V.        20001038   100.00   Herculesplein 5
Fidencia B.V.                                              B.V.        10000207   100.00   Amstelveenseweg 500
Filantropiko B.V.                                          B.V.        50000554   100.00   Bijlmerplein 888
Fimbrios B.V.                                              B.V.        40000066   100.00   Schenkkade 65
Financial Facts Pty. Ltd.                                  Ltd.        50000890   100.00   Level 13, 347 Kent Street
Financial Investment Network Group Pty Limited             Ltd.        50000348    51.00   Level 13, 347 Kent Street
Financial Network Investment Corporation                   Corp.       50000450   100.00   2780 Skypark Drive, Suite 300
Financial Network Investment Corporation of Hawaii         Corp.       50000449   100.00   2780 Skypark Drive, Suite 300
Financial Network Investment Corporation of Hilo, Inc.     Inc.        50000448   100.00   2780 Skypark Drive, Suite 300
Financial Network Investment Corporation of Honolulu,
  Inc.                                                     Inc.        50000447   100.00   2780 Skypark Drive, Suite 300
Financial Network Investment Corporation of Kauai, Inc.    Inc.        50000446   100.00   2780 Skypark Drive, Suite 300
Financial Network Investment Corporation of Puerto Rico,
  Inc.                                                     Inc.        50000445   100.00   2780 Skypark Drive, Suite 300

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Drive Lease N.V.                                           1000           Brussels                     Belgium
Dropny B.V.                                                1000 BL        Amsterdam                    Netherlands
Dubbeld Assurantien en Financieringen B.V.                 4511 JL        Bergen op Zoom               Netherlands
Dunedin Mortgage Company Ltd.                                             Edinburg                     United Kingdom
Eaglebridge N.V.                                           1102 MG        Amsterdam Zuidoost           Netherlands
East Europe Frontiers Fund Plc.                            1              Dublin                       Ireland
Ecomm s.a.                                                                Paris                        France
Edison Holding Sneek B.V.                                  1081 KL        Amsterdam                    Netherlands
Edson Holdings Pty Ltd                                     NSW 2000       Sydney                       Australia
Eems Poort B.V.                                            2595 AS        Den Haag                     Netherlands
Effectenbewaarbedrijf ING Bank N.V.                        1102 MG        Amsterdam Zuidoost           Netherlands
efni CONNECT Ltd. 1)                                       M5H 3M7        Toronto (Ontario)            Canada
Eike Poort B.V.                                            2595 AS        Den Haag                     Netherlands
Elaxy Holding GmbH                                         60323          Frankfurt am Main            Germany
Embee Holding B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
EMG Luxemburg S.A.                                         1000           Bruxelles                    Belgium
EMG S.A.                                                   1000           Bruxelles                    Belgium
EMSL Management Services Ltd. 1)                           M5H 3M7        Toronto (Ontario)            Canada
Enkhuizer Poort B.V.                                       2595 AS        Den Haag                     Netherlands
Entero B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Entorno B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Envios B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Equisure Financial Management Limited 1)                   NS B0N 2T0     Windsor                      Canada
Equisure Financial Network, Inc. 1)                        M5H 3M7        Toronto (Ontario)            Canada
Equisure Financial Services Ltd. 1)                        M5H 3M7        Toronto (Ontario)            Canada
Equisure Insurance Services Ltd. 1)                        M5H 3M7        Toronto (Ontario)            Canada
Equisure Mortgage Services Ltd. 1)                         M5H 3M7        Toronto (Ontario)            Canada
Equisure Securities Ltd. 1)                                ON M5H 3L5     Toronto (Ontario)            Canada
Equisure Trust Company 1)                                  NS B0N 2T0     Windsor                      Canada
Equitable Life Insurance Company of Iowa                   IO 50309       Des Moines                   United States of America
Erinboa Pty Limited                                        NSW 2000       Sydney                       Australia
Esbelto B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Escensum Europa B.V.                                       1043 EJ        Amsterdam                    Netherlands
Escorca B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
ESD Managers Limited                                       GY1 3QL        St. Peter Port, Guernsey     United Kingdom
Esse Poort B.V.                                            2595 AS        Den Haag                     Netherlands
Esvice B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Euro Re s.a.                                                              Luxembourg                   Luxemburg
Euro Travellers Cheque Belgium s.c.                        1410           Waterloo                     Belgium
Euromoney Institutional Investor Plc.                      EC4V 5EX       London                       United Kingdom
European Overseas Issuing Corp.                            2453           Luxembourg                   Luxemburg
Eurosim S.P.A.                                             20121          Milano                       Italy
Euroventures Benelux B.V.                                  5611 CA        Eindhoven                    Netherlands
Euroventures Benelux Seed Fund                             5211 BC        Hertogenbosch                Netherlands
Evangeline Real Estate Services Limited 1)                 NS B0N 2T0     Windsor                      Canada
Evangeline Securities Limited 1)                           NS B0N 2T0     Windsor                      Canada
Expertise B.V.                                             1081 KL        Amsterdam                    Netherlands
Exploitatie en Beleggingsmaatschappij Alja Eindhoven B.V.  1102 MG        Amsterdam Zuidoost           Netherlands
Exploitatiemaatschappij Hotel Kurhaus v.o.f.                              Den Haag                     Netherlands
Exporterra GmbH                                            60323          Frankfurt am Main            Germany
Extinto Belegging B.V.                                     2595 AS        Den Haag                     Netherlands
Extra Clearing B.V.                                        1012 NW        Amsterdam                    Netherlands
Extra Clearing GmbH                                                       Dusseldorf                   Germany
F.R. Hoffschlag Beleggingen B.V.                           1102 MG        Amsterdam Zuidoost           Netherlands
F.S.M.G. Borghans Pensioen B.V.                            1102 MG        Amsterdam                    Netherlands
Factoring Comercial America                                10400          Mexico City                  Mexico
Fakkel en De Louw B.V.                                     5602 JA        Eindhoven                    Netherlands
Falcon Investment Company Plc.                             1              Dublin                       Ireland
Falcon Market Fund Plc.                                    1              Dublin                       Ireland
Familiale investerings Maatschappij F.I.M.                 1102 MG        Amsterdam Zuidoost           Netherlands
Farlita B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Favilan B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Felix Tigris B.V.                                          3981 AZ        Bunnik                       Netherlands
Fermont Assurantien B.V.                                   4532 AG        Terneuzen                    Netherlands
Fianzas Comercial America                                  10400          Mexico City                  Mexico
Fidele Management B.V.                                     3584 AA        Utrecht                      Netherlands
Fidencia B.V.                                              1081 KL        Amsterdam                    Netherlands
Filantropiko B.V.                                          1102 MG        Amsterdam Zuidoost           Netherlands
Fimbrios B.V.                                              2595 AS        Den Haag                     Netherlands
Financial Facts Pty. Ltd.                                  NSW 2000       Sydney                       Australia
Financial Investment Network Group Pty Limited             NSW 2000       Sydney                       Australia
Financial Network Investment Corporation                   CA 90505       Torrance, Ca.                United States of America
Financial Network Investment Corporation of Hawaii         CA 90505       Torrance, Ca.                United States of America
Financial Network Investment Corporation of Hilo, Inc.     CA 90505       Torrance                     United States of America
Financial Network Investment Corporation of Honolulu,
  Inc.                                                     CA 90505       Torrance                     United States of America
Financial Network Investment Corporation of Kauai, Inc.    CA 90505       Torrance                     United States of America
Financial Network Investment Corporation of Puerto Rico,
  Inc.                                                     CA 90505       Torrance                     United States of America

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Drive Lease N.V.                                           Lease
Dropny B.V.                                                Finance Company
Dubbeld Assurantien en Financieringen B.V.                 Insurance broker
Dunedin Mortgage Company Ltd.                              Mortgage Bank
Eaglebridge N.V.                                           Cash Company
East Europe Frontiers Fund Plc.                            Investment Fund
Ecomm s.a.                                                 Financial Services
Edison Holding Sneek B.V.                                  Holding
Edson Holdings Pty Ltd                                     Insurance broker
Eems Poort B.V.                                            Real Estate Exploitation
Effectenbewaarbedrijf ING Bank N.V.                        Custody
efni CONNECT Ltd. 1)                                       Internet Service Provider
Eike Poort B.V.                                            Real Estate Management
Elaxy Holding GmbH                                         Investment Company
Embee Holding B.V.                                         Cash Company
EMG Luxemburg S.A.                                         Holding
EMG S.A.                                                   Financial Services
EMSL Management Services Ltd. 1)                           Inactive
Enkhuizer Poort B.V.                                       Real Estate Exploitation
Entero B.V.                                                Cash Company
Entorno B.V.                                               Cash Company
Envios B.V.                                                Cash Company
Equisure Financial Management Limited 1)                   Holding
Equisure Financial Network, Inc. 1)                        Stock Brokerage
Equisure Financial Services Ltd. 1)                        Financing
Equisure Insurance Services Ltd. 1)                        Insurance broker
Equisure Mortgage Services Ltd. 1)                         Inactive
Equisure Securities Ltd. 1)                                Stock Brokerage
Equisure Trust Company 1)                                  Trust Company
Equitable Life Insurance Company of Iowa                   Life Insurance
Erinboa Pty Limited                                        Dormant
Esbelto B.V.                                               Holding
Escensum Europa B.V.                                       Cash Company
Escorca B.V.                                               Cash Company
ESD Managers Limited                                       Holding
Esse Poort B.V.                                            Real Estate Management
Esvice B.V.                                                Cash Company
Euro Re s.a.                                               Financial Services
Euro Travellers Cheque Belgium s.c.                        Creditcard Company
Euromoney Institutional Investor Plc.                      Investment Fund
European Overseas Issuing Corp.                            Financial Services
Eurosim S.P.A.                                             Service Company
Euroventures Benelux B.V.                                  Miscellaneous
Euroventures Benelux Seed Fund                             Service Company
Evangeline Real Estate Services Limited 1)                 Real Estate Broker
Evangeline Securities Limited 1)                           Mutual Funds Dealer
Expertise B.V.                                             Service Company
Exploitatie en Beleggingsmaatschappij Alja Eindhoven B.V.  Cash Company
Exploitatiemaatschappij Hotel Kurhaus v.o.f.               Real Estate Management
Exporterra GmbH                                            Financial Services
Extinto Belegging B.V.                                     Finance Company
Extra Clearing B.V.                                        Market Maker
Extra Clearing GmbH                                        Clearing Institute
F.R. Hoffschlag Beleggingen B.V.                           Cash Company
F.S.M.G. Borghans Pensioen B.V.                            Cash Company
Factoring Comercial America                                Lease
Fakkel en De Louw B.V.                                     Insurance Agency
Falcon Investment Company Plc.                             Investment Fund
Falcon Market Fund Plc.                                    Investment Fund
Familiale investerings Maatschappij F.I.M.                 Cash Company
Farlita B.V.                                               Cash Company
Favilan B.V.                                               Cash Company
Felix Tigris B.V.                                          Financial Services
Fermont Assurantien B.V.                                   Insurance broker
Fianzas Comercial America                                  Financial Services
Fidele Management B.V.                                     Investment Company
Fidencia B.V.                                              Holding
Filantropiko B.V.                                          Cash Company
Fimbrios B.V.                                              Trust Company
Financial Facts Pty. Ltd.                                  Holding
Financial Investment Network Group Pty Limited             Holding
Financial Network Investment Corporation                   Brokerage
Financial Network Investment Corporation of Hawaii         Insurance broker
Financial Network Investment Corporation of Hilo, Inc.     Insurance broker
Financial Network Investment Corporation of Honolulu,
  Inc.                                                     Insurance broker
Financial Network Investment Corporation of Kauai, Inc.    Insurance broker
Financial Network Investment Corporation of Puerto Rico,
  Inc.                                                     Insurance broker

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Drive Lease N.V.                                           Top Lease Belgium N.V.                                          100.00
Dropny B.V.                                                ING (International) Limited                                     100.00
Dubbeld Assurantien en Financieringen B.V.                 Belhaska XI B.V.                                                100.00
Dunedin Mortgage Company Ltd.                              Nationale-Nederlanden (UK) Ltd.                                 100.00
Eaglebridge N.V.                                           ING Prena B.V.                                                  100.00
East Europe Frontiers Fund Plc.                            ?
Ecomm s.a.                                                 Banque Bruxelles Lambert France S.A.                             96.75
Edison Holding Sneek B.V.                                  ING Bank N.V.                                                   100.00
Edson Holdings Pty Ltd                                     Austbrokers Holdings Ltd.                                       100.00
Eems Poort B.V.                                            ING Real Estate Leasing B.V.                                    100.00
Effectenbewaarbedrijf ING Bank N.V.                        ING Bank N.V.                                                   100.00
efni CONNECT Ltd. 1)                                       Equisure Financial Network, Inc.                                 49.00
Eike Poort B.V.                                            ING Real Estate Leasing B.V.                                    100.00
Elaxy Holding GmbH                                         Industrie-Beteiligungs-Gesellschaft mbH                          61.40
Embee Holding B.V.                                         ING Prena B.V.                                                  100.00
EMG Luxemburg S.A.                                         EMG S.A.                                                         74.99
EMG S.A.                                                   ING Lease Belgium S.A.                                           74.99
EMSL Management Services Ltd. 1)                           Equisure Financial Network, Inc.                                 49.00
Enkhuizer Poort B.V.                                       ING Real Estate Leasing B.V.                                    100.00
Entero B.V.                                                ING Bank Corporate Investments B.V.                             100.00
Entorno B.V.                                               ING Prena B.V.                                                  100.00
Envios B.V.                                                ING Prena B.V.                                                  100.00
Equisure Financial Management Limited 1)                   Equisure Financial Network, Inc.                                 49.00
Equisure Financial Network, Inc. 1)                        ING Canada, Inc.                                                 49.00
Equisure Financial Services Ltd. 1)                        Equisure Financial Network, Inc.                                 49.00
Equisure Insurance Services Ltd. 1)                        Equisure Financial Network, Inc.                                 49.00
Equisure Mortgage Services Ltd. 1)                         Equisure Financial Network, Inc.                                 49.00
Equisure Securities Ltd. 1)                                Equisure Financial Network, Inc.                                 49.00
Equisure Trust Company 1)                                  Equisure Financial Management Limited                           100.00
Equitable Life Insurance Company of Iowa                   Lion Connecticut Holdings Inc.                                  100.00
Erinboa Pty Limited                                        Australian Community Insurance Ltd.                             100.00
Esbelto B.V.                                               ING Asset Management Holdings B.V.                              100.00
Escensum Europa B.V.                                       Trust Maatschappij ING Bank B.V.                                100.00
Escorca B.V.                                               ING Prena B.V.                                                  100.00
ESD Managers Limited                                       BPEP Participations Limited                                      30.00
Esse Poort B.V.                                            ING Real Estate Leasing B.V.                                    100.00
Esvice B.V.                                                ING Prena B.V.                                                  100.00
Euro Re s.a.                                               CEL Data Services S.A.                                          100.00
Euro Travellers Cheque Belgium s.c.                        ING Belgique S.A.                                                20.00
Euromoney Institutional Investor Plc.                      ?                                                                   --
European Overseas Issuing Corp.                            Soges Fiducem s.a.                                               99.96
Eurosim S.P.A.                                             ING Belgique S.A.                                                43.00
Euroventures Benelux B.V.                                  ING Belgique S.A.                                                99.97
Euroventures Benelux Seed Fund                             ING Belgique S.A.                                                 8.35
Evangeline Real Estate Services Limited 1)                 Equisure Financial Management Limited                           100.00
Evangeline Securities Limited 1)                           Equisure Financial Management Limited                           100.00
Expertise B.V.                                             ING Support Holding B.V.                                         50.00
Exploitatie en Beleggingsmaatschappij Alja Eindhoven B.V.  ING Prena B.V.                                                  100.00
Exploitatiemaatschappij Hotel Kurhaus v.o.f.                                                                                   --
Exporterra GmbH                                            ING-BHF Bank AG                                                 100.00
Extinto Belegging B.V.                                     Winkelfonds Nederland Holding Projectvennootschappen B.V.        40.00
Extra Clearing B.V.                                        ING Bank N.V.                                                   100.00
Extra Clearing GmbH                                        Extra Clearing B.V.                                             100.00
F.R. Hoffschlag Beleggingen B.V.                           ING Prena B.V.                                                  100.00
F.S.M.G. Borghans Pensioen B.V.                            ING Prena B.V.                                                  100.00
Factoring Comercial America                                ING Seguros Commercial America                                   99.84
Fakkel en De Louw B.V.                                     Belhaska XI B.V.                                                100.00
Falcon Investment Company Plc.                             ?                                                                   --
Falcon Market Fund Plc.                                    ?                                                                   --
Familiale investerings Maatschappij F.I.M.                 ING Prena B.V.                                                  100.00
Farlita B.V.                                               ING Prena B.V.                                                  100.00
Favilan B.V.                                               ING Prena B.V.                                                  100.00
Felix Tigris B.V.                                          NMB-Heller Holding N.V.                                         100.00
Fermont Assurantien B.V.                                   Belhaska XI B.V.                                                100.00
Fianzas Comercial America                                  ING Seguros Commercial America                                   99.84
Fidele Management B.V.                                     BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.           100.00
Fidencia B.V.                                              ING Groep N.V.                                                  100.00
Filantropiko B.V.                                          ING Prena B.V.                                                  100.00
Fimbrios B.V.                                              ING Prena B.V.                                                  100.00
Financial Facts Pty. Ltd.                                  Austadvisers Equity Pty Limited                                 100.00
Financial Investment Network Group Pty Limited             ING Australia Pty Limited                                        51.00
Financial Network Investment Corporation                   FNI International, Inc.                                         100.00
Financial Network Investment Corporation of Hawaii         Financial Network Investment Corporation                        100.00
Financial Network Investment Corporation of Hilo, Inc.     FNI International, Inc.                                         100.00
Financial Network Investment Corporation of Honolulu,
  Inc.                                                     FNI International, Inc.                                         100.00
Financial Network Investment Corporation of Kauai, Inc.    FNI International, Inc.                                         100.00
Financial Network Investment Corporation of Puerto Rico,
  Inc.                                                     FNI International, Inc.                                         100.00

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Total
Company name                                            Legal Form  ing code  Owned %  Address                           Postal Code
------------------------------------------------------------------------------------------------------------------------------------
Financial Planning Hotline Pty Limited                  Ltd.        10001500   100.00  Level 13, 347 Kent Street         NSW 2000
Financial Services Group Limited                        Ltd.        20001329   100.00  155 Bishopsgate                   EC2M 3XY
Financiere Atlas S.A.                                   S.A.        50000281    92.92  4, place Vendome                  75001
Financiere Vendome S.A.                                 S.A.        50001281    56.00  4 Place Vendome                   75001
Financierings Data Netwerk B.V.                         B.V.        10001358    22.00  Amstelveenseweg 500               1081 KL
Finanziaria ICCRI-BBL s.p.a.                            SPA         20002089    50.00  Via Turati 40                     20121
Finatlas Gestion OPCVM                                  S.A.        50000516    92.76  4, place Vendome                  75001
Finemij B.V.                                            B.V.        20000087   100.00  Bijlmerplein 888                  1102 MG
FINPLUS Sp.Z.o.o.                                       Sp.Z.o.o                50.00  Plac Trzech Krzyzy 10/14          00-499
Finport B.V.                                            B.V.        50000713   100.00  Amstelveenseweg 500               1081 KL
Finsura Financial Services Pty. Limited                 Ltd.        50000893   100.00  Level 13, 347 Kent Street         NSW 2000
Finsura Insurance Broking (Australia) Pty. Ltd.         Ltd.        50000895   100.00  Level 13, 347 Kent Street         NSW 2000
Finsura Insurance Management Services Pty. Limited      Ltd.        50000894    66.67  Level 13, 347 Kent Street         NSW 2000
First Secured Mortgage Deposit Corp.                    Corp.       10001391   100.00  1290 Broadway                     CO 80203
Flevo Poort B.V.                                        B.V.        50000114   100.00  Schenkkade 65                     2595 AS
Flexibel Beheer Utrecht B.V.                            B.V.        20000916   100.00
Florinth Financiele Planning Consultancy B.V.           B.V.        10001354   100.00  Kanaal Westzijde 2                7936 TL
FN Insurance Agency of Kansas, Inc.                     Inc.        50000444   100.00  2780 Skypark Drive, Suite 300     CA 90505
FN Insurance Agency of Massachusetts, Inc.              Inc.        50000443   100.00  3858 Carson Street, Suite 300     CA 90503
FN Insurance Agency of New Jersey, Inc.                 Inc.        50000442   100.00  2780 Skypark Drive, Suite 300     CA 90505
FN Insurance Agency of Ohio, Inc. 1)                    Inc.        50000441   100.00  815 Superior Avenue NE            OH 44114
FN Insurance Services HI, Inc.                          Inc.        50000440   100.00  2780 Skypark Drive, Suite 300     CA 90505
FN Insurance Services of Alabama, Inc.                  Inc.        50000439   100.00  2780 Skypark Drive, Suite 300     CA 90505
FN Insurance Services of Nevada, Inc.                   Inc.        50000438   100.00  2780 Skypark Drive, Suite 300     CA 90505
FN Insurance Services of Texas, Inc. 1)                 Inc.        50000437   100.00  7557 Rambler Road, Suite 450      TX 75231
FN Insurance Services, Inc                              Inc.        50000436   100.00  3858 Carson Street, Suite 300     CA 90503
FNI International, Inc.                                 Inc.        50000435   100.00  2780 Skypark Drive, Suite 300     CA 90505
Foch Grande Armee s.n.c.                                S.N.C       20002187   100.00
Fokker Brasil B.V.                                      B.V.        20000664   100.00  Karspeldreef 14                   1101 CK
Fontioso B.V.                                           B.V.        20001589   100.00  Bijlmerplein 888                  1102 MG
Foppingadreef Leasing B.V.                              B.V.        20000687   100.00  Van Heemvlietlaan 220             1083 CN
Formid Management N.V.                                  Ltd.        20000891   100.00  Kaya W.F.G. (Jombi) Mensing 14
Fortress Woningen I B.V.                                B.V.        50000555   100.00  Bijlmerplein 888                  1102 MG
Fortress Woningen II B.V.                               B.V.        50000556   100.00  Bijlmerplein 888                  1102 MG
Fortress Woningen III B.V.                              B.V.        50000557   100.00  Bijlmerplein 888                  1102 MG
Fortress Woningen IV B.V.                               B.V.        50000558   100.00  Bijlmerplein 888                  1102 MG
Fortress Woningen V B.V.                                B.V.        50000559   100.00  Bijlmerplein 888                  1102 MG
Fr. Meyer's Sohn (GmbH & Co)                            GmbH        50000504    10.22  Bockenheimer Landstrasse 10       60323
Frabel S.A.                                             S.A.        20002188   100.00
Frabu Immobilia B.V.                                    B.V.        20001956   100.00  Schenkkade 65                     2595 AS
Franival S.A.                                           S.A.        20002189   100.00
Frankfurt Consult GmbH                                  GmbH        50000272    98.23  Bockenheimer Landstrasse 10       60323
Frankfurt Family Office GmbH                            GmbH        50000914   100.00  Bockenheimer Landstrasse 10       60323
Frankfurt Finanz-Software GmbH                          GmbH        50000273    98.23  Bockenheimer Landstrasse 10       60323
Frankfurt Grundbesitz GmbH                              GmbH        40000485    98.23  Bockenheimer Landstrasse 10       60323
Frankfurter Beteiligungs-Treuhand GmbH                  GmbH        50000274    98.23  Bockenheimer Landstrasse 10       60323
Frankfurter Fondsenbank GmbH                            GmbH        50001247    98.23  An der Welle 4                    60041
Frankfurter Vermogens-Treuhand GmbH                     GmbH        20002552    98.23  Bockenheimer Landstrasse 10       60323
Frankfurt-TRUST Invest Luxemburg AG                     A.G.        50001248    98.23  283, Route d'Arlon                1150
Frankfurt-TRUST Investment-Gesellschaft mbH             GmbH        50000276    80.00  Gruneburgweg 102                  60323
Frans Verhey B.V.                                       B.V.        50000560   100.00  Bijlmerplein 888                  1102 MG
Freehold B.V.                                           B.V.        10000043   100.00  Amstelveenseweg 500               1081 KL
Freeler B.V.                                            B.V.        10000152   100.00  Amstelveenseweg 500               1081 KL
Friese Poort B.V.                                       B.V.        20001957   100.00  Schenkkade 65                     2595 AS
Frischo Schoonebeek B.V.                                B.V.        20002018   100.00  Bijlmerplein 888                  1102 MG
FS Investments II LLC                                   LLC                     81.50  230 Park Avenue                   NY 10169
FSIP LLC                                                LLC         20001845   100.00  230 Park Avenue                   10169
Fundix B.V.                                             B.V.        50001213   100.00  Fokkerweg 300                     1438 AN
Funfte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG                                              KG          50000486    98.23  Bockenheimer Landstrasse 10       60323
Funjob Investments B.V.                                 B.V.        20001595   100.00  Bijlmerplein 888                  1102 MG
Furman Selz (Ireland) LLC                               LLC         20001832   100.00  230 Park Avenue                   NY 10169
Furman Selz Capital Management LLC                      LLC         20001828   100.00  230 Park Avenue                   NY 10169
Furman Selz Financial Services Unlimited                Unltd.      20001833   100.00  230 Park Avenue                   NY 10169
Furman Selz Management Ltd.                             Ltd.                   100.00  230 Park Avenue                   NY 10169
Furman Selz Merchant Capital LLC                        LLC         20001844   100.00  230 Park Avenue                   NY 10169
Furman Selz SBIC Investments LLC                        LLC         20001839   100.00  230 Park Avenue                   NY 10169
G. Laterveer Beheer B.V.                                B.V.        20001601   100.00  Bijlmerplein 888                  1102 MG
G. R. Hutchison Insurance Brokers Ltd. 1)               Ltd.                    49.00  181 University Avenue, 7th Floor  M5H 3M7
G.I.E. ING Lease                                        S.A.        20002366   100.00  Immueble Jafap,Rue H.Becquerel    ZIdeJarry
G.J. van Geet Beheer B.V.                               B.V.        20001524   100.00  Reeuwijkse Poort 211              2811 MZ
Gabela Belegging B.V.                                   B.V.        20000155   100.00  Bijlmerplein 888                  1102 MG
Gallipoli Services B.V.                                 B.V.        50000561   100.00  Bijlmerplein 888                  1102 MG
Garlito B.V.                                            B.V.        20001562   100.00  Bijlmerplein 888                  1102 MG
GbR Graf Stolberg & Partner                             GbR         50000488    29.13  Bockenheimer Landstrasse 10       60323
GbR Grundstucksgesellschaft Potsdam                     GmbH        20002641    82.70  Georgsplatz 8                     30159
GBR Hamburg-Steindamm                                   GbR         10001471   100.00
GbR Liegenschaft Hainstrasse                            GbR         50000490    48.54  Bockenheimer Landstrasse 10       60323
GbR Rahmhofstrasse                                      GbR         50000278    98.23  Bockenheimer Landstrasse 10       60323
GEB Gesellschaft fur Gewerbebauten mbH                  GmbH        50000491    80.00  Bockenheimer Landstrasse 10       60323
Gebler Agencies Ltd.                                    Ltd.                   100.00  274 Stephen Street                 MB R6M 1T4
Gebrema Beheer B.V.                                     B.V.        20001571   100.00  Bijlmerplein 888                  1102 MG
Gecla B.V.                                              B.V.        50000039   100.00  Bijlmerplein 888                  1102 MG
Geco Holding B.V.                                       B.V.        20002026   100.00  Bijlmerplein 888                  1102 MG
Gehespitz-Burohaus Verwaltungs-GmbH                     GmbH        50000492    98.23  Bockenheimer Landstrasse 10       60323
Gelderse Poort B.V.                                     B.V.        20001958   100.00  Schenkkade 65                     2595 AS
Gele Poort B.V.                                         B.V.        20001997   100.00  Schenkkade 65                     2595 AS
Gelida B.V.                                             B.V.        50000037   100.00  Drentestraat 24                   1083 HK
GENERAL AGENCY & TRUST LIMITED                          Ltd.        50000994    98.00  Bourne House, 34 Beckenham Road   BR3 4TU
Gerac  s.c.                                             S.A.        20002140    16.95  Arenbergstraat 24                 2000
German Equity Partners B.V.                             GmbH        20002579    30.29  Vossiusstraat 3                   1071 AB
Gestion Mobiliere Internationale S.A.                   S.A.        20002233    80.06
GfA-Gesellschaft fur Anwendungssoftware mbH             GmbH        20002644    26.71  Georgsplatz 8                     30159
Giftware Holdings, Inc                                  Inc.        50001250    78.00
GIL 1997 (Windkracht) B.V.                              B.V.        20001804   100.00  Karspeldreef 14                   1101 CK
Gil Bravo '01 B.V.                                      B.V.        50000845   100.00  Karspeldreef 14                   1101 CK

------------------------------------------------------------------------------------------------------------------------------------

Company name                                             City                 Country                   Activity
------------------------------------------------------------------------------------------------------------------------------------
Financial Planning Hotline Pty Limited                   Sydney               Australia                 Investment Company
Financial Services Group Limited                         London               United Kingdom            Holding
Financiere Atlas S.A.                                    Paris                France
Financiere Vendome S.A.                                  Paris                France                    Real Estate Management
Financierings Data Netwerk B.V.                          Amsterdam            Netherlands               Information Technology
Finanziaria ICCRI-BBL s.p.a.                             Milano               Italy                     Service Company
Finatlas Gestion OPCVM                                   Paris                France                    Fund Management
Finemij B.V.                                             Amsterdam            Netherlands               Finance Company
FINPLUS Sp.Z.o.o.                                        Warsawa              Poland                    Broker
Finport B.V.                                             Amsterdam            Netherlands               Services Company
Finsura Financial Services Pty. Limited                  Sydney               Australia                 Insurance broker
Finsura Insurance Broking (Australia) Pty. Ltd.          Sydney               Australia                 Insurance broker
Finsura Insurance Management Services Pty. Limited       Sydney               Australia                 Insurance broker
First Secured Mortgage Deposit Corp.                     Denver (Col.)        United States of America
Flevo Poort B.V.                                         Den Haag             Netherlands               Real Estate Exploitation
Flexibel Beheer Utrecht B.V.                             Utrecht              Netherlands               Management Company (general)
Florinth Financiele Planning Consultancy B.V.            Tienderveen          Netherlands               Equity Management
FN Insurance Agency of Kansas, Inc.                      Torrance             United States of America  Insurance broker
FN Insurance Agency of Massachusetts, Inc.               Torrance             United States of America  Insurance broker
FN Insurance Agency of New Jersey, Inc.                  Torrance             United States of America  Insurance broker
FN Insurance Agency of Ohio, Inc. 1)                     Cleveland            United States of America  Insurance broker
FN Insurance Services HI, Inc.                           Torrance             United States of America  Insurance broker
FN Insurance Services of Alabama, Inc.                   Torrance             United States of America  Insurance broker
FN Insurance Services of Nevada, Inc.                    Torrance             United States of America  Insurance broker
FN Insurance Services of Texas, Inc. 1)                  Dallas               United States of America  Insurance broker
FN Insurance Services, Inc                               Torrance             United States of America  Insurance broker
FNI International, Inc.                                  Torrance             United States of America  Holding
Foch Grande Armee s.n.c.                                 Paris                France                    Financial Services
Fokker Brasil B.V.                                       Amsterdam Zuidoost   Netherlands               Lease
Fontioso B.V.                                            Amsterdam Zuidoost   Netherlands               Cash Company
Foppingadreef Leasing B.V.                               Amsterdam            Netherlands               Real Estate Management
Formid Management N.V.                                   Curacao              Netherlands Antilles      Trust Company
Fortress Woningen I B.V.                                 Amsterdam Zuidoost   Netherlands               Cash Company
Fortress Woningen II B.V.                                Amsterdam Zuidoost   Netherlands               Cash Company
Fortress Woningen III B.V.                               Amsterdam Zuidoost   Netherlands               Cash Company
Fortress Woningen IV B.V.                                Amsterdam Zuidoost   Netherlands               Cash Company
Fortress Woningen V B.V.                                 Amsterdam Zuidoost   Netherlands               Cash Company
Fr. Meyer's Sohn (GmbH & Co)                             Frankfurt am Main    Germany                   Real Estate Management
Frabel S.A.                                              Paris                France                    Financial Services
Frabu Immobilia B.V.                                     Den Haag             Netherlands               Real Estate Management
Franival S.A.                                            Paris                France                    Financial Services
Frankfurt Consult GmbH                                   Frankfurt am Main    Germany                   Dormant Company
Frankfurt Family Office GmbH                             Frankfurt am Main    Germany                   Real Estate: General
Frankfurt Finanz-Software GmbH                           Frankfurt am Main    Germany                   Software
Frankfurt Grundbesitz GmbH                               Frankfurt am Main    Germany                   Real Estate Holding
Frankfurter Beteiligungs-Treuhand GmbH                   Frankfurt am Main    Germany                   Trust Company
Frankfurter Fondsenbank GmbH                             Frankfurt am Main    Germany                   Trust Company
Frankfurter Vermogens-Treuhand GmbH                      Frankfurt am Main    Germany                   Trust Company
Frankfurt-TRUST Invest Luxemburg AG                      Luxembourg           Luxembourg                Trust Company
Frankfurt-TRUST Investment-Gesellschaft mbH              Frankfurt am Main    Germany                   Trust Company
Frans Verhey B.V.                                        Amsterdam Zuidoost   Netherlands               Cash Company
Freehold B.V.                                            Amsterdam            Netherlands               Service Company
Freeler B.V.                                             Amsterdam            Netherlands               Internet Service Provider
Friese Poort B.V.                                        Den Haag             Netherlands               Real Estate Management
Frischo Schoonebeek B.V.                                 Amsterdam Zuidoost   Netherlands               Cash Company
FS Investments II LLC                                    New York             United States of America  Fund Management
FSIP LLC                                                 New York             United States of America  Investment Advisory
Fundix B.V.                                              Oude Meer            Netherlands               Financial Services
Funfte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG                                               Frankfurt am Main    Germany                   Real Estate Management
Funjob Investments B.V.                                  Amsterdam Zuidoost   Netherlands               Cash Company
Furman Selz (Ireland) LLC                                New York             United States of America  Holding
Furman Selz Capital Management LLC                       New York             United States of America  Fund Management
Furman Selz Financial Services Unlimited                 New York             United States of America  Fund Management
Furman Selz Management Ltd.                              New York             United States of America  Investment Advisory
Furman Selz Merchant Capital LLC                         New York             United States of America  Financial Services
Furman Selz SBIC Investments LLC                         New York             United States of America  Investment Services
G. Laterveer Beheer B.V.                                 Amsterdam Zuidoost   Netherlands               Cash Company
G. R. Hutchison Insurance Brokers Ltd. 1)                Toronto (Ontario)    Canada                    Insurance broker
G.I.E. ING Lease                                         Baie Hahault         Guadeloupe                Miscellaneous
G.J. van Geet Beheer B.V.                                Reeuwijk             Netherlands               Holding
Gabela Belegging B.V.                                    Amsterdam Zuidoost   Netherlands               Cash Company
Gallipoli Services B.V.                                  Amsterdam Zuidoost   Netherlands               Cash Company
Garlito B.V.                                             Amsterdam Zuidoost   Netherlands               Cash Company
GbR Graf Stolberg & Partner                              Frankfurt am Main    Germany                   Real Estate: General
GbR Grundstucksgesellschaft Potsdam                      Hannover             Germany                   Real Estate: General
GBR Hamburg-Steindamm                                    Hamburg              Germany                   Real Estate: General
GbR Liegenschaft Hainstrasse                             Frankfurt am Main    Germany                   Real Estate: General
GbR Rahmhofstrasse                                       Frankfurt am Main    Germany                   Real Estate: General
GEB Gesellschaft fur Gewerbebauten mbH                   Frankfurt am Main    Germany                   Real Estate: General
Gebler Agencies Ltd.                                     Morden               Canada                    Insurance broker
Gebrema Beheer B.V.                                      Amsterdam Zuidoost   Netherlands               Cash Company
Gecla B.V.                                               Amsterdam Zuidoost   Netherlands               Cash Company
Geco Holding B.V.                                        Amsterdam            Netherlands               Cash Company
Gehespitz-Burohaus Verwaltungs-GmbH                      Frankfurt am Main    Germany                   Real Estate: General
Gelderse Poort B.V.                                      Den Haag             Netherlands               Real Estate Management
Gele Poort B.V.                                          Den Haag             Netherlands               Real Estate Management
Gelida B.V.                                              Amsterdam            Netherlands               Cash Company
GENERAL AGENCY & TRUST LIMITED                           Beckenham            United Kingdom            Service Company
Gerac  s.c.                                              Antwerp              Belgium                   Service Company
German Equity Partners B.V.                              Amsterdam            Netherlands               Miscellaneous
Gestion Mobiliere Internationale S.A.                    Luxembourg           Luxemburg                 Management Company (general)
GfA-Gesellschaft fur Anwendungssoftware mbH              Hannover             Germany                   Management Company (general)
Giftware Holdings, Inc                                                        Cayman Islands            Miscellaneous
GIL 1997 (Windkracht) B.V.                               Amsterdam            Netherlands               Lease
Gil Bravo '01 B.V.                                       Amsterdam            Netherlands               Lease

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Financial Planning Hotline Pty Limited                     ING Funds Management Ltd.                                       100.00
Financial Services Group Limited                           Baring Asset Management Holdings Limited                        100.00
Financiere Atlas S.A.                                      ING-BHF Bank AG                                                  92.92
Financiere Vendome S.A.                                    Financiere Atlas S.A.                                            56.00
Financierings Data Netwerk B.V.                            B.V. Financieringsmaatschappij "Vola"                            22.00
Finanziaria ICCRI-BBL s.p.a.                               ING Belgique S.A.                                                50.00
Finatlas Gestion OPCVM                                     Financiere Atlas S.A.                                            92.76
Finemij B.V.                                               ING Bank N.V.                                                   100.00
FINPLUS Sp.Z.o.o.                                          ING Bank Slaski S.A.                                             50.00
Finport B.V.                                               ING Support Holding B.V.                                        100.00
Finsura Financial Services Pty. Limited                    Finsura Insurance Management Services Pty. Limited              100.00
Finsura Insurance Broking (Australia) Pty. Ltd.            Finsura Insurance Management Services Pty. Limited              100.00
Finsura Insurance Management Services Pty. Limited         Austbrokers Pty Ltd.                                             66.67
First Secured Mortgage Deposit Corp.                       Security Life of Denver Insurance Company                       100.00
Flevo Poort B.V.                                           ING Real Estate Leasing B.V.                                    100.00
Flexibel Beheer Utrecht B.V.                               BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.           100.00
Florinth Financiele Planning Consultancy B.V.              B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
FN Insurance Agency of Kansas, Inc.                        FNI International, Inc.                                         100.00
FN Insurance Agency of Massachusetts, Inc.                 FNI International, Inc.                                         100.00
FN Insurance Agency of New Jersey, Inc.                    FNI International, Inc.                                         100.00
FN Insurance Agency of Ohio, Inc. 1)                       FNI International, Inc.                                         100.00
FN Insurance Services HI, Inc.                             FNI International, Inc.                                         100.00
FN Insurance Services of Alabama, Inc.                     FNI International, Inc.                                         100.00
FN Insurance Services of Nevada, Inc.                      FNI International, Inc.                                         100.00
FN Insurance Services of Texas, Inc. 1)                    FNI International, Inc.                                         100.00
FN Insurance Services, Inc                                 FNI International, Inc.                                         100.00
FNI International, Inc.                                    ING Retail Holding Company, Inc.                                100.00
Foch Grande Armee s.n.c.                                   Banque Bruxelles Lambert France S.A.                            100.00
Fokker Brasil B.V.                                         ING Aircraft Lease B.V.                                         100.00
Fontioso B.V.                                              ING Prena B.V.                                                  100.00
Foppingadreef Leasing B.V.                                 BV Maatschappij van Onroerende Goederen 'Het Middenstandshuis'  100.00
Formid Management N.V.                                     ING Trust (Antilles) NV                                         100.00
Fortress Woningen I B.V.                                   NSI Holding 3 B.V.                                              100.00
Fortress Woningen II B.V.                                  NSI Holding 3 B.V.                                              100.00
Fortress Woningen III B.V.                                 NSI Holding 3 B.V.                                              100.00
Fortress Woningen IV B.V.                                  NSI Holding 3 B.V.                                              100.00
Fortress Woningen V B.V.                                   NSI Holding 3 B.V.                                              100.00
Fr. Meyer's Sohn (GmbH & Co)                               ING-BHF Bank AG                                                  10.22
Frabel S.A.                                                Banque Bruxelles Lambert France S.A.                            100.00
Frabu Immobilia B.V.                                       ING Real Estate Leasing B.V.                                    100.00
Franival S.A.                                              Banque Bruxelles Lambert France S.A.                            100.00
Frankfurt Consult GmbH                                     Industrie-Beteiligungs-Gesellschaft mbH                          98.23
Frankfurt Family Office GmbH                               ING-BHF Bank AG                                                 100.00
Frankfurt Finanz-Software GmbH                             ING-BHF Bank AG                                                  98.23
Frankfurt Grundbesitz GmbH                                 BHF Immobilien-GmbH                                              98.23
Frankfurter Beteiligungs-Treuhand GmbH                     ING-BHF Bank AG                                                  98.23
Frankfurter Fondsenbank GmbH                               Frankfurt-TRUST Investment-Gesellschaft mbH                      98.23
Frankfurter Vermogens-Treuhand GmbH                        ING-BHF Bank AG                                                  98.23
Frankfurt-TRUST Invest Luxemburg AG                        Frankfurt-TRUST Investment-Gesellschaft mbH                      98.23
Frankfurt-TRUST Investment-Gesellschaft mbH                ING-BHF Bank AG                                                  80.00
Frans Verhey B.V.                                          ING Prena B.V.                                                  100.00
Freehold B.V.                                              ING Support Holding B.V.                                        100.00
Freeler B.V.                                               Freehold B.V.                                                   100.00
Friese Poort B.V.                                          ING Real Estate Leasing B.V.                                    100.00
Frischo Schoonebeek B.V.                                   ING Prena B.V.                                                  100.00
FS Investments II LLC                                      ING Furman Selz Asset Management LLC                             81.50
FSIP LLC                                                   Furman Selz Capital Management LLC                              100.00
Fundix B.V.                                                Finport B.V.                                                    100.00
Funfte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG                                                 ING-BHF Bank AG                                                  98.23
Funjob Investments B.V.                                    ING Prena B.V.                                                  100.00
Furman Selz (Ireland) LLC                                  ING Financial Holdings Corporation                              100.00
Furman Selz Capital Management LLC                         ING Furman Selz Asset Management LLC                            100.00
Furman Selz Financial Services Unlimited                   Furman Selz (Ireland) LLC                                       100.00
Furman Selz Management Ltd.                                ING Furman Selz Asset Management LLC                            100.00
Furman Selz Merchant Capital LLC                           ING Financial Holdings Corporation                              100.00
Furman Selz SBIC Investments LLC                           Furman Selz Investments LLC                                     100.00
G. Laterveer Beheer B.V.                                   ING Prena B.V.                                                  100.00
G. R. Hutchison Insurance Brokers Ltd. 1)                  Equisure Insurance Services Ltd.                                 50.00
G.I.E. ING Lease                                           CW Lease France S.N.C.                                          100.00
G.J. van Geet Beheer B.V.                                  B.V. Financieringsmaatschappij "Vola"                           100.00
Gabela Belegging B.V.                                      ING Prena B.V.                                                  100.00
Gallipoli Services B.V.                                    ING Prena B.V.                                                  100.00
Garlito B.V.                                               ING Prena B.V.                                                  100.00
GbR Graf Stolberg & Partner                                BHF Immobilien-GmbH                                              29.13
GbR Grundstucksgesellschaft Potsdam                        Deutsche Hypothekenbank (Aktien-Gesellschaft)                    72.11
GBR Hamburg-Steindamm                                      Bouwonderneming AMER LII B.V.                                   100.00
GbR Liegenschaft Hainstrasse                               BHF Immobilien-GmbH                                              48.54
GbR Rahmhofstrasse                                         ING-BHF Bank AG                                                  94.00
GEB Gesellschaft fur Gewerbebauten mbH                     BHF Immobilien-GmbH                                              80.00
Gebler Agencies Ltd.                                       Barnabe & Saurette Insurance Brokers Ltd.                       100.00
Gebrema Beheer B.V.                                        ING Prena B.V.                                                  100.00
Gecla B.V.                                                 ING Prena B.V.                                                  100.00
Geco Holding B.V.                                          ING Prena B.V.                                                  100.00
Gehespitz-Burohaus Verwaltungs-GmbH                        BHF 1. Grundbesitz GmbH                                          98.23
Gelderse Poort B.V.                                        ING Real Estate Leasing B.V.                                    100.00
Gele Poort B.V.                                            ING Real Estate Leasing B.V.                                    100.00
Gelida B.V.                                                Trust Maatschappij ING Bank B.V.                                100.00
GENERAL AGENCY & TRUST LIMITED                             Ravensbourne Registration Services Limited                       98.00
Gerac  s.c.                                                ING Belgique S.A.                                                 5.00
German Equity Partners B.V.                                BHF Finance (Nederlands) B.V.                                    30.29
Gestion Mobiliere Internationale S.A.                      Credit Europeen Luxembourg S.A.                                  80.06
GfA-Gesellschaft fur Anwendungssoftware mbH                Deutsche Hypothekenbank (Aktien-Gesellschaft)                    26.71
Giftware Holdings, Inc                                     BHF Structured Finance Corp.                                     78.00
GIL 1997 (Windkracht) B.V.                                 Groen Lease B.V.                                                100.00
Gil Bravo '01 B.V.                                         ING Lease (Nederland) B.V.                                      100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                  % owned
------------------------------------------------------------------------------------------------------------------------------------
Financial Planning Hotline Pty Limited
Financial Services Group Limited
Financiere Atlas S.A.
Financiere Vendome S.A.
Financierings Data Netwerk B.V.
Finanziaria ICCRI-BBL s.p.a.
Finatlas Gestion OPCVM
Finemij B.V.
FINPLUS Sp.Z.o.o.
Finport B.V.
Finsura Financial Services Pty. Limited
Finsura Insurance Broking (Australia) Pty. Ltd.
Finsura Insurance Management Services Pty. Limited
First Secured Mortgage Deposit Corp.
Flevo Poort B.V.
Flexibel Beheer Utrecht B.V.
Florinth Financiele Planning Consultancy B.V.
FN Insurance Agency of Kansas, Inc.
FN Insurance Agency of Massachusetts, Inc.
FN Insurance Agency of New Jersey, Inc.
FN Insurance Agency of Ohio, Inc. 1)
FN Insurance Services HI, Inc.
FN Insurance Services of Alabama, Inc.
FN Insurance Services of Nevada, Inc.
FN Insurance Services of Texas, Inc. 1)
FN Insurance Services, Inc
FNI International, Inc.
Foch Grande Armee s.n.c.
Fokker Brasil B.V.
Fontioso B.V.
Foppingadreef Leasing B.V.
Formid Management N.V.
Fortress Woningen I B.V.
Fortress Woningen II B.V.
Fortress Woningen III B.V.
Fortress Woningen IV B.V.
Fortress Woningen V B.V.
Fr. Meyer's Sohn (GmbH & Co)
Frabel S.A.
Frabu Immobilia B.V.
Franival S.A.
Frankfurt Consult GmbH
Frankfurt Family Office GmbH
Frankfurt Finanz-Software GmbH
Frankfurt Grundbesitz GmbH
Frankfurter Beteiligungs-Treuhand GmbH
Frankfurter Fondsenbank GmbH
Frankfurter Vermogens-Treuhand GmbH
Frankfurt-TRUST Invest Luxemburg AG
Frankfurt-TRUST Investment-Gesellschaft mbH
Frans Verhey B.V.
Freehold B.V.
Freeler B.V.
Friese Poort B.V.
Frischo Schoonebeek B.V.
FS Investments II LLC
FSIP LLC
Fundix B.V.
Funfte Office Grundstucksverwaltungsgesellschaft mbH
  & Co. KG
Funjob Investments B.V.
Furman Selz (Ireland) LLC
Furman Selz Capital Management LLC
Furman Selz Financial Services Unlimited
Furman Selz Management Ltd.
Furman Selz Merchant Capital LLC
Furman Selz SBIC Investments LLC
G. Laterveer Beheer B.V.
G. R. Hutchison Insurance Brokers Ltd. 1)
G.I.E. ING Lease
G.J. van Geet Beheer B.V.
Gabela Belegging B.V.
Gallipoli Services B.V.
Garlito B.V.
GbR Graf Stolberg & Partner
GbR Grundstucksgesellschaft Potsdam
GBR Hamburg-Steindamm
GbR Liegenschaft Hainstrasse
GbR Rahmhofstrasse                                         BHF Immobilien-GmbH          4.23
GEB Gesellschaft fur Gewerbebauten mbH
Gebler Agencies Ltd.
Gebrema Beheer B.V.
Gecla B.V.
Geco Holding B.V.
Gehespitz-Burohaus Verwaltungs-GmbH
Gelderse Poort B.V.
Gele Poort B.V.
Gelida B.V.
GENERAL AGENCY & TRUST LIMITED
Gerac  s.c.
German Equity Partners B.V.
Gestion Mobiliere Internationale S.A.
GfA-Gesellschaft fur Anwendungssoftware mbH
Giftware Holdings, Inc
GIL 1997 (Windkracht) B.V.
Gil Bravo '01 B.V.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
GIL Bravo '96 B.V.                                         B.V.        20001805   100.00   Karspeldreef 14
Glenelg  B.V.                                              B.V.        50000004   100.00   Bijlmerplein 888
GLO Investments Ltd. 1)                                    Ltd.                    49.00   11120 - 178th Street
Global Distribution Services The Netherlands B.V.          B.V.        50000592   100.00   Bijlmerplein 888
GNI Global Financials Fund Ireland Plc.                    Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
Godfrey & Jolin Ltd. 1)                                    Ltd.                    49.00   203 - 1005 11th Ave. SW
Golden American Life Insurance Company                                 50000181   100.00   1475 Dunwoody Drive
Goldmaster B.V.                                            B.V.        50000562   100.00   Bijlmerplein 888
Gothia Estate II B.V.                                      B.V.        20001128   100.00   Pettelaarpark 80
Graf Stolberg Zingst Grundstucksgesellschaft GbR           GbR         50000493    38.83   Bockenheimer Landstrasse 10
Grand Bonus B.V.                                           B.V.        50000564   100.00   Bijlmerplein 888
Granite Investment Services                                Inc.        50000182   100.00   400 First Street South, Suite 300
Graphic Lease B.V.                                         B.V.        20000654   100.00   Karspeldreef 14
Greenlease s.a.                                            S.A.        20002234   100.00
Gregoire Begin Brunet et Associes inc.                     Inc.                   100.00   1020 Thibeau
Grejama B.V.                                               B.V.        20001806   100.00   Karspeldreef 14
Greuters Onroerend Goed Maatschappij B.V.                  B.V.        20002339   100.00   Bijlmerplein 888
Grijze Poort B.V.                                          B.V.        20001994   100.00   Schenkkade 65
Grisaldo B.V.                                              B.V.        50000565   100.00   Bijlmerplein 888
Groen Lease B.V.                                           B.V.        20001486   100.00   Postb. 1971
GROING GmbH                                                GmbH        50000146    50.00   Neue Mainzerstrasse 74-76
Groing GmbH & Co. Campus I KG                              GmbH        50001264    50.00   Neue Mainzerstrasse 74-76
Groing GmbH & Co. Campus II KG                             GmbH        50001265    50.00   Neue Mainzerstrasse 74-76
Groing GmbH & Co. Campus III KG                            GmbH        50001266    50.00   Neue Mainzerstrasse 74-76
Grondpoort I B.V.                                          B.V.        40000114   100.00   Schenkkade 65
Grondpoort II B.V.                                         B.V.        40000119   100.00   Schenkkade 65
Grondpoort IV B.V.                                         B.V.        40000111   100.00   Schenkkade 65
Groninger Poort B.V.                                       B.V.        20001959   100.00   Schenkkade 65
Groningsche Hypotheekbank N.V.                             N.V.        20001920   100.00   Schenkkade 65
Grote Markt Staete B.V.                                    B.V.        10000566    54.69   Amstelveenseweg 500
Grundstuckgesellschaft Wittenberger Strasse GbR            GbR         50000494    24.27   Bockenheimer Landstrasse 10
Guaranteed Mortgage Securities B.V.                        B.V.        20000140   100.00   Bijlmerplein 888
Guaranty Brokerage Services, Inc.                          Inc.        50000215   100.00   400 First Street South, Suite 300
Guernsey International Fund Managers Limited               Ltd.        20001335   100.00   St. Julians Avenue
H. van Duinen Beheer B.V.                                  B.V.        20001910   100.00   Bijlmerplein 888
H. van Veeren B.V.                                         B.V.        10000009   100.00   Beatrixlaan 35
H.G. van der Most Beheer B.V.                              B.V.        20001192    67.62   Bijlmerplein 888
H.I. Rent B.V.                                             B.V.        50000130   100.00   Karspeldreef 14
H.J.M. Insurance Brokers (Ontario) Inc. 1)                 Inc.                    49.00   86 Woodlawn Road West
H.Q.E. Trust B.V.                                          B.V.        50000048   100.00   Prinses Irenestraat 61
Hadezil B.V.                                               B.V.        50000846   100.00   Karspeldreef 14
Hagendoorn Assurantien B.V.                                B.V.        10001294   100.00   Vasteland 62
Hamgia Beheer B.V.                                         B.V.        20000215   100.00   Bijlmerplein 888
Hammer & Nails, Inc.                                       Inc.                   100.00   230 Park Avenue
Handamar Corporation                                       Corp.       20001786   100.00
Handamar N.V.                                              N.V.        20001785   100.00
Handelsonderneming E. Spee B.V.                            B.V.        20001552   100.00   Bijlmerplein 888
Handex B.V.                                                B.V.        50000566   100.00   Bijlmerplein 888
Handlowy - Heller sa                                       S.A.        20001479    50.00   Ul. Kasprzaka 18-20
Hanel B.V.                                                 B.V.        40000064   100.00   Schenkkade 65
Harding Hall & Graburne Insurance Inc. 1)                  Inc.                    49.00   1414 - 8th Street SW, Suite 500
Harrison & Associes Assurance Inc. 1)                      Inc.                    49.00   3536 Main Street
Harvidio B.V.                                              B.V.        10000208   100.00   Amstelveenseweg 500
Hazo Immobilia B.V.                                        B.V.        20001961   100.00   Schenkkade 65
Healey Insurance Consultants Ltd. 1)                       Ltd.                    49.00   11120 - 178th Street
Heine Administration Services Pty Ltd                      Ltd.        50000335   100.00   Level 13, 347 Kent Street
Heine Asset Management Pty Limited                         Ltd.        50000334   100.00   Level 13, 347 Kent Street
Heine Computer Services Pty Ltd                            Ltd.        50000336   100.00   Level 13, 347 Kent Street
Heine Funds Management Pty Ltd                             Ltd.        50000337   100.00   Level 13, 347 Kent Street
Heine Management Pty Limited                               Ltd.        50000340   100.00   Level 13, 347 Kent Street
Heine Mortgage Administration Pty Ltd                      Ltd.        50000339   100.00   Level 13, 347 Kent Street
Heine Mortgage Management Pty Ltd                          Ltd.        50000341   100.00   Level 13, 347 Kent Street
Heine Property Management Pty Ltd                          Ltd.        50000342   100.00   Level 13, 347 Kent Street
Heine Securities Pty Ltd                                   Ltd.        50000343   100.00   Level 13, 347 Kent Street
Heitkamp & Spit Assurantien B.V.                           B.V.        10001298   100.00   Amstelveenseweg 500
Heller Bank A.G.                                           A.G.        20000814   100.00
Heller Finanz GmbH                                         GmbH        20000815   100.00
Heller GmbH                                                GmbH        20000803   100.00
Helo Immobilia B.V.                                        B.V.        20001962   100.00   Schenkkade 65
Henry F. Holding B.V.                                      B.V.        20001646   100.00   Bijlmerplein 888
Hercules Beheer B.V.                                       B.V.        20000614   100.00
Het Dijkhuis B.V.                                          B.V.        20001685   100.00   Bijlmerplein 888
HI Funding B.V.                                            B.V.        50000129   100.00   Karspeldreef 14
HIL 2000 B.V.                                              B.V.        50000799   100.00   Karspeldreef 14
Hilschip B.V.                                              B.V.        20001760   100.00   Bijlmerplein 888
Hipotecaria  Comercial America                             S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco
Hoftoren Vastgoed B.V.                                     B.V.        40000221   100.00   Schenkkade 65
Hoftoren Vastgoed Grond B.V.                               B.V.        40000219   100.00   Schenkkade 65
Hoftoren Vastgoed Holding B.V.                             B.V.        40000218   100.00   Schenkkade 65
Hoge Erasmus V.O.F.                                        V.O.F.      50000706    50.00   Oostmaaslaan 71
Hogebo B.V.                                                B.V.        50000567   100.00   Bijlmerplein 888
Hokabe B.V.                                                B.V.                   100.00   Bijlmerplein 888
Holding J.W.G. Huijbregts B.V.                             B.V.        20001763   100.00   Bijlmerplein 888
Holding Schildersbedrijf West-Friesland B.V.               B.V.        20001573   100.00   Bijlmerplein 888
Holding Schuiling B.V.                                     B.V.        20001541    94.00   Bijlmerplein 888
Holendrecht Gemeenschappelijk Beheer B.V.                  B.V.        20001963   100.00   Bijlmerplein 888
Holendrecht Parking B.V.                                   B.V.        20001964   100.00   Bijlmerplein 888
Hollandsche Hypotheekbank N.V.                             N.V.        20001924   100.00   Schenkkade 65
Hollandse Poort B.V.                                       B.V.        20001965   100.00   Bijlmerplein 888
Hondero B.V.                                               B.V.        50000041   100.00   Bijlmerplein 888
Honesto B.V.                                               B.V.        40000181   100.00   Bijlmerplein 888
Hoogoorddreef I B.V.                                       B.V.        10000557   100.00   Schenkkade 65

---------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
---------------------------------------------------------------------------------------------------------------------------------
GIL Bravo '96 B.V.                                         1000 BZ        Amsterdam                    Netherlands
Glenelg  B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
GLO Investments Ltd. 1)                                    AB T5S 1P2     Edmonton                     Canada
Global Distribution Services The Netherlands B.V.          1102 MG        Amsterdam Zuidoost           Netherlands
GNI Global Financials Fund Ireland Plc.                    1              Dublin                       Ireland
Godfrey & Jolin Ltd. 1)                                    AB T2R 0G1     Calgary                      Canada
Golden American Life Insurance Company                     PA 19380       West Chester                 United States of America
Goldmaster B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Gothia Estate II B.V.                                      5216 PP        Den Bosch                    Netherlands
Graf Stolberg Zingst Grundstucksgesellschaft GbR           60323          Frankfurt am Main            Germany
Grand Bonus B.V.                                           1102 MG        Amsterdam Zuidoost           Netherlands
Granite Investment Services                                MN 56301       St Cloud                     United States of America
Graphic Lease B.V.                                         1101 CK        Amsterdam Zuidoost           Netherlands
Greenlease s.a.                                                           Luxembourg                   Luxemburg
Gregoire Begin Brunet et Associes inc.                     PQ G8T 7W6     Cap-de-la-Madeleine          Canada
Grejama B.V.                                               1101 CK        Amsterdam                    Netherlands
Greuters Onroerend Goed Maatschappij B.V.                  1102 MG        Amsterdam Zuidoost           Netherlands
Grijze Poort B.V.                                          2595 AS        Den Haag                     Netherlands
Grisaldo B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Groen Lease B.V.                                           1000 BZ        Amsterdam                    Netherlands
GROING GmbH                                                60311          Frankfurt am Main            Germany
Groing GmbH & Co. Campus I KG                              60311          Frankfurt am Main            Germany
Groing GmbH & Co. Campus II KG                             60311          Frankfurt am Main            Germany
Groing GmbH & Co. Campus III KG                            60311          Frankfurt am Main            Germany
Grondpoort I B.V.                                          2595 AS        Den Haag                     Netherlands
Grondpoort II B.V.                                         2595 AS        Den Haag                     Netherlands
Grondpoort IV B.V.                                         2595 AS        Den Haag                     Netherlands
Groninger Poort B.V.                                       2595 AS        Den Haag                     Netherlands
Groningsche Hypotheekbank N.V.                             2595 AS        Den Haag                     Netherlands
Grote Markt Staete B.V.                                    1081 KL        Amsterdam                    Netherlands
Grundstuckgesellschaft Wittenberger Strasse GbR            60323          Frankfurt am Main            Germany
Guaranteed Mortgage Securities B.V.                        1102 MG        Amsterdam Zuidoost           Netherlands
Guaranty Brokerage Services, Inc.                          MN 56301       St Cloud                     United States of America
Guernsey International Fund Managers Limited               GY1 3DA        St. Peter Port, Guernsey     United Kingdom
H. van Duinen Beheer B.V.                                  1102 MG        Amsterdam Zuidoost           Netherlands
H. van Veeren B.V.                                         2595 AK        Den Haag                     Netherlands
H.G. van der Most Beheer B.V.                              1102 MG        Amsterdam Zuidoost           Netherlands
H.I. Rent B.V.                                             1101 CK        Amsterdam                    Netherlands
H.J.M. Insurance Brokers (Ontario) Inc. 1)                 ON N1H 1B2     Guelph                       Canada
H.Q.E. Trust B.V.                                          1077 WV        Amsterdam                    Netherlands
Hadezil B.V.                                               1101 CK        Amsterdam                    Netherlands
Hagendoorn Assurantien B.V.                                3011 BN        Rotterdam                    Netherlands
Hamgia Beheer B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
Hammer & Nails, Inc.                                       NY 10169       New York                     United States of America
Handamar Corporation                                                      Panama                       Panama
Handamar N.V.                                                             Willemstad                   Netherlands Antilles
Handelsonderneming E. Spee B.V.                            1102 MG        Amsterdam Zuidoost           Netherlands
Handex B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Handlowy - Heller sa                                       01-211         Warschau                     Poland
Hanel B.V.                                                 2595 AS        Den Haag                     Netherlands
Harding Hall & Graburne Insurance Inc. 1)                  AB T2P 1J6     Calgary                      Canada
Harrison & Associes Assurance Inc. 1)                      NB E1X 1C9     Tracadie-Sheila              Canada
Harvidio B.V.                                              1081 KL        Amsterdam                    Netherlands
Hazo Immobilia B.V.                                        2595 AS        Den Haag                     Netherlands
Healey Insurance Consultants Ltd. 1)                       AB T5S 1P2     Edmonton                     Canada
Heine Administration Services Pty Ltd                      NSW 2000       Sydney                       Australia
Heine Asset Management Pty Limited                         NSW 2000       Sydney                       Australia
Heine Computer Services Pty Ltd                            NSW 2000       Sydney                       Australia
Heine Funds Management Pty Ltd                             NSW 2000       Sydney                       Australia
Heine Management Pty Limited                               NSW 2000       Sydney                       Australia
Heine Mortgage Administration Pty Ltd                      NSW 2000       Sydney                       Australia
Heine Mortgage Management Pty Ltd                          NSW 2000       Sydney                       Australia
Heine Property Management Pty Ltd                          NSW 2000       Sydney                       Australia
Heine Securities Pty Ltd                                   NSW 2000       Sydney                       Australia
Heitkamp & Spit Assurantien B.V.                           1081 KL        Amsterdam                    Netherlands
Heller Bank A.G.                                                          Mainz                        Germany
Heller Finanz GmbH                                                        Mainz                        Germany
Heller GmbH                                                               Mainz                        Germany
Helo Immobilia B.V.                                        2595 AS        Den Haag                     Netherlands
Henry F. Holding B.V.                                      1102 MG        Amsterdam Zuidoost           Netherlands
Hercules Beheer B.V.                                                      Utrecht                      Netherlands
Het Dijkhuis B.V.                                          1102 MG        Amsterdam Zuid-Oost          Netherlands
HI Funding B.V.                                            1101 CK        Amsterdam                    Netherlands
HIL 2000 B.V.                                              1101 CK        Amsterdam                    Netherlands
Hilschip B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Hipotecaria  Comercial America                             10400          Mexico City                  Mexico
Hoftoren Vastgoed B.V.                                     2595 AS        Den Haag                     Netherlands
Hoftoren Vastgoed Grond B.V.                               2595 AS        Den Haag                     Netherlands
Hoftoren Vastgoed Holding B.V.                             2595 AS        Den Haag                     Netherlands
Hoge Erasmus V.O.F.                                        3063 AN        Rotterdam                    Netherlands
Hogebo B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Hokabe B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Holding J.W.G. Huijbregts B.V.                             1102 MG        Amsterdam Zuidoost           Netherlands
Holding Schildersbedrijf West-Friesland B.V.               1102 MG        Amsterdam Zuidoost           Netherlands
Holding Schuiling B.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
Holendrecht Gemeenschappelijk Beheer B.V.                  1102 MG        Amsterdam Zuidoost           Netherlands
Holendrecht Parking B.V.                                   1102 MG        Amsterdam Zuidoost           Netherlands
Hollandsche Hypotheekbank N.V.                             2595 AS        Den Haag                     Netherlands
Hollandse Poort B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
Hondero B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Honesto B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Hoogoorddreef I B.V.                                       2595 AS        Den Haag                     Netherlands

------------------------------------------------------------------------------------------------------------------------------------

Company name                                       Activity
------------------------------------------------------------------------------------------------------------------------------------
GIL Bravo '96 B.V.                                 Lease
Glenelg  B.V.                                      Cash Company
GLO Investments Ltd. 1)                            Holding
Global Distribution Services The Netherlands B.V.  Cash Company
GNI Global Financials Fund Ireland Plc.            Investment Fund
Godfrey & Jolin Ltd. 1)                            Insurance broker
Golden American Life Insurance Company             Life Insurance
Goldmaster B.V.                                    Cash Company
Gothia Estate II B.V.                              Real Estate Management
Graf Stolberg Zingst Grundstucksgesellschaft GbR   Real Estate: General
Grand Bonus B.V.                                   Cash Company
Granite Investment Services                        Broker
Graphic Lease B.V.                                 Lease
Greenlease s.a.                                    Lease
Gregoire Begin Brunet et Associes inc.             Insurance broker
Grejama B.V.                                       Lease
Greuters Onroerend Goed Maatschappij B.V.          Cash Company
Grijze Poort B.V.                                  Real Estate Management
Grisaldo B.V.                                      Cash Company
Groen Lease B.V.                                   Lease
GROING GmbH                                        Real Estate Development
Groing GmbH & Co. Campus I KG                      Real Estate Development
Groing GmbH & Co. Campus II KG                     Real Estate Development
Groing GmbH & Co. Campus III KG                    Real Estate Development
Grondpoort I B.V.                                  Real Estate Development
Grondpoort II B.V.                                 Real Estate Development
Grondpoort IV B.V.                                 Real Estate Development
Groninger Poort B.V.                               Real Estate Management
Groningsche Hypotheekbank N.V.                     Hypotheek/Mortgage bank
Grote Markt Staete B.V.                            Dormant Company
Grundstuckgesellschaft Wittenberger Strasse GbR    Real Estate Management
Guaranteed Mortgage Securities B.V.                Mortgage Bank
Guaranty Brokerage Services, Inc.                  Broker
Guernsey International Fund Managers Limited       Offshore Banking
H. van Duinen Beheer B.V.                          Cash Company
H. van Veeren B.V.                                 Insurance Agency
H.G. van der Most Beheer B.V.                      Cash Company
H.I. Rent B.V.                                     Lease
H.J.M. Insurance Brokers (Ontario) Inc. 1)         Insurance broker
H.Q.E. Trust B.V.                                  Cash Company
Hadezil B.V.                                       Lease
Hagendoorn Assurantien B.V.                        Insurance Agency
Hamgia Beheer B.V.                                 Financial Services
Hammer & Nails, Inc.                               Real Estate: General
Handamar Corporation                               Financial Services
Handamar N.V.                                      Financial Services
Handelsonderneming E. Spee B.V.                    Cash Company
Handex B.V.                                        Cash Company
Handlowy - Heller sa                               Finance Company
Hanel B.V.                                         Real Estate: General
Harding Hall & Graburne Insurance Inc. 1)          Insurance broker
Harrison & Associes Assurance Inc. 1)              Insurance broker
Harvidio B.V.                                      Real Estate Financing
Hazo Immobilia B.V.                                Real Estate Management
Healey Insurance Consultants Ltd. 1)               Holding
Heine Administration Services Pty Ltd              Service Company
Heine Asset Management Pty Limited                 Dormant Company
Heine Computer Services Pty Ltd                    Service Company
Heine Funds Management Pty Ltd                     Service Company
Heine Management Pty Limited                       Dormant Company
Heine Mortgage Administration Pty Ltd              Real Estate: General
Heine Mortgage Management Pty Ltd                  Real Estate: General
Heine Property Management Pty Ltd                  Real Estate: General
Heine Securities Pty Ltd                           Broker
Heitkamp & Spit Assurantien B.V.                   Equity Management
Heller Bank A.G.                                   Factoring
Heller Finanz GmbH                                 Factoring
Heller GmbH                                        Factoring
Helo Immobilia B.V.                                Real Estate Management
Henry F. Holding B.V.                              Cash Company
Hercules Beheer B.V.                               Management Company (general)
Het Dijkhuis B.V.                                  Venture Capital
HI Funding B.V.                                    Lease
HIL 2000 B.V.                                      Lease
Hilschip B.V.                                      Cash Company
Hipotecaria  Comercial America                     Financial Services
Hoftoren Vastgoed B.V.                             Real Estate Buildings
Hoftoren Vastgoed Grond B.V.                       Real Estate Soil
Hoftoren Vastgoed Holding B.V.                     Holding
Hoge Erasmus V.O.F.                                Real Estate Development
Hogebo B.V.                                        Cash Company
Hokabe B.V.                                        Holding
Holding J.W.G. Huijbregts B.V.                     Cash Company
Holding Schildersbedrijf West-Friesland B.V.       Cash Company
Holding Schuiling B.V.                             Cash Company
Holendrecht Gemeenschappelijk Beheer B.V.          Real Estate Management
Holendrecht Parking B.V.                           Real Estate Management
Hollandsche Hypotheekbank N.V.                     Hypotheek/Mortgage bank
Hollandse Poort B.V.                               Real Estate Management
Hondero B.V.                                       Cash Company
Honesto B.V.                                       Cash Company
Hoogoorddreef I B.V.                               Real Estate Management

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
GIL Bravo '96 B.V.                                         ING Lease (Nederland) B.V.                                      100.00
Glenelg  B.V.                                              ING Prena B.V.                                                  100.00
GLO Investments Ltd. 1)                                    Equisure Financial Network, Inc.                                 49.00
Global Distribution Services The Netherlands B.V.          ING Prena B.V.                                                  100.00
GNI Global Financials Fund Ireland Plc.                    ?                                                                   --
Godfrey & Jolin Ltd. 1)                                    Equisure Financial Network, Inc.                                 49.00
Golden American Life Insurance Company                     Equitable Life Insurance Company of Iowa                        100.00
Goldmaster B.V.                                            ING Prena B.V.                                                  100.00
Gothia Estate II B.V.                                      CW Lease Nederland BV                                           100.00
Graf Stolberg Zingst Grundstucksgesellschaft GbR           BHF Immobilien-GmbH                                              38.83
Grand Bonus B.V.                                           ING Prena B.V.                                                  100.00
Granite Investment Services                                PrimeVest Financial Services Inc.                               100.00
Graphic Lease B.V.                                         ING Lease (Nederland) B.V.                                      100.00
Greenlease s.a.                                            CEL Data Services s.a.                                          100.00
Gregoire Begin Brunet et Associes inc.                     Page Matteau et associes inc.                                   100.00
Grejama B.V.                                               ING Lease (Nederland) B.V.                                      100.00
Greuters Onroerend Goed Maatschappij B.V.                  ING Prena B.V.                                                  100.00
Grijze Poort B.V.                                          ING Real Estate Leasing B.V.                                    100.00
Grisaldo B.V.                                              ING Prena B.V.                                                  100.00
Groen Lease B.V.                                           ING Lease (Nederland) B.V.                                      100.00
GROING GmbH                                                ING Real Estate Germany GmbH                                     50.00
Groing GmbH & Co. Campus I KG                              ING Real Estate Germany Niederrad I GmbH                         50.00
Groing GmbH & Co. Campus II KG                             ING Real Estate Germany Niederrad II GmbH                        50.00
Groing GmbH & Co. Campus III KG                            ING Real Estate Germany Niederrad III GmbH                       50.00
Grondpoort I B.V.                                          ING Vastgoed Ontwikkeling B.V.                                  100.00
Grondpoort II B.V.                                         ING Vastgoed Ontwikkeling B.V.                                  100.00
Grondpoort IV B.V.                                         ING Vastgoed Ontwikkeling B.V.                                  100.00
Groninger Poort B.V.                                       ING Real Estate Leasing B.V.                                    100.00
Groningsche Hypotheekbank N.V.                             Hypotheekbank Maatschappij voor Hypothecaire Crediet N.V.       100.00
Grote Markt Staete B.V.                                    BOZ B.V.                                                         54.69
Grundstuckgesellschaft Wittenberger Strasse GbR            BHF Immobilien-GmbH                                              24.27
Guaranteed Mortgage Securities B.V.                        ING Bank N.V.                                                   100.00
Guaranty Brokerage Services, Inc.                          PrimeVest Financial Services, Inc.                              100.00
Guernsey International Fund Managers Limited               Financial Services Group Limited                                100.00
H. van Duinen Beheer B.V.                                  ING Prena B.V.                                                  100.00
H. van Veeren B.V.                                         Nationale-Nederlanden Schadeverzekering Maatschappij N.V.       100.00
H.G. van der Most Beheer B.V.                              ING Prena B.V.                                                   67.62
H.I. Rent B.V.                                             HI Funding B.V.                                                 100.00
H.J.M. Insurance Brokers (Ontario) Inc. 1)                 Equisure Insurance Services Ltd.                                 50.00
H.Q.E. Trust B.V.                                          Management Services ING Bank B.V.                               100.00
Hadezil B.V.                                               ING Lease (Nederland) B.V.                                      100.00
Hagendoorn Assurantien B.V.                                Belhaska XI B.V.                                                100.00
Hamgia Beheer B.V.                                         ING Bank N.V.                                                   100.00
Hammer & Nails, Inc.                                       Internationale Nederlanden (U.S.) Real Estate Finance, Inc.     100.00
Handamar Corporation                                       Handamar N.V.                                                   100.00
Handamar N.V.                                              Bank Mendes Gans N.V.                                           100.00
Handelsonderneming E. Spee B.V.                            ING Prena B.V.                                                  100.00
Handex B.V.                                                ING Prena B.V.                                                  100.00
Handlowy - Heller sa                                       NMB-Heller Holding N.V.                                          50.00
Hanel B.V.                                                 ING Prena B.V.                                                  100.00
Harding Hall & Graburne Insurance Inc. 1)                  Equisure Financial Network, Inc.                                 49.00
Harrison & Associes Assurance Inc. 1)                      Equisure Financial Network, Inc.                                 49.00
Harvidio B.V.                                              ING Groep N.V.                                                  100.00
Hazo Immobilia B.V.                                        JUZA Onroerend Goed B.V.                                        100.00
Healey Insurance Consultants Ltd. 1)                       Equisure Financial Network, Inc.                                 49.00
Heine Administration Services Pty Ltd                      Heine Management Pty Limited                                    100.00
Heine Asset Management Pty Limited                         Heine Management Pty Limited                                    100.00
Heine Computer Services Pty Ltd                            Heine Management Pty Limited                                    100.00
Heine Funds Management Pty Ltd                             Heine Management Pty Limited                                    100.00
Heine Management Pty Limited                               NNA Pty Limited                                                 100.00
Heine Mortgage Administration Pty Ltd                      Heine Mortgage Management Pty Ltd                               100.00
Heine Mortgage Management Pty Ltd                          Heine Management Pty Limited                                    100.00
Heine Property Management Pty Ltd                          Heine Management Pty Limited                                    100.00
Heine Securities Pty Ltd                                   Heine Management Pty Limited                                    100.00
Heitkamp & Spit Assurantien B.V.                           B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Heller Bank A.G.                                           Heller GmbH                                                     100.00
Heller Finanz GmbH                                         Heller GmbH                                                     100.00
Heller GmbH                                                NMB-Heller Holding N.V.                                         100.00
Helo Immobilia B.V.                                        ING Real Estate Leasing B.V.                                    100.00
Henry F. Holding B.V.                                      Trust Maatschappij ING Bank B.V.                                100.00
Hercules Beheer B.V.                                       BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.           100.00
Het Dijkhuis B.V.                                          De Springelberg B.V.                                            100.00
HI Funding B.V.                                            ING Lease (Nederland) B.V.                                      100.00
HIL 2000 B.V.                                              ING Lease (Nederland) B.V.                                      100.00
Hilschip B.V.                                              ING Prena B.V.                                                  100.00
Hipotecaria  Comercial America                             ING Seguros Commercial America                                   99.84
Hoftoren Vastgoed B.V.                                     Hoftoren Vastgoed Holding B.V.                                  100.00
Hoftoren Vastgoed Grond B.V.                               Hoftoren Vastgoed Holding B.V.                                  100.00
Hoftoren Vastgoed Holding B.V.                             ING Vastgoed Ontwikkeling B.V.                                  100.00
Hoge Erasmus V.O.F.                                        Maas Erasmus B.V.                                                50.00
Hogebo B.V.                                                ING Prena B.V.                                                  100.00
Hokabe B.V.                                                ING Bank N.V.                                                   100.00
Holding J.W.G. Huijbregts B.V.                             ING Prena B.V.                                                  100.00
Holding Schildersbedrijf West-Friesland B.V.               ING Prena B.V.                                                  100.00
Holding Schuiling B.V.                                     ING Prena B.V.                                                   94.00
Holendrecht Gemeenschappelijk Beheer B.V.                  ING Real Estate Leasing B.V.                                    100.00
Holendrecht Parking B.V.                                   ING Real Estate Leasing B.V.                                    100.00
Hollandsche Hypotheekbank N.V.                             Nationale Hypotheekbank N.V.                                    100.00
Hollandse Poort B.V.                                       ING Real Estate Leasing B.V.                                    100.00
Hondero B.V.                                               ING Prena B.V.                                                  100.00
Honesto B.V.                                               ING Prena B.V.                                                  100.00
Hoogoorddreef I B.V.                                       BOZ B.V.                                                        100.00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Hope B.V.                                                  B.V.        10001355   100.00   Havendijk 6
Hospitalet                                                 ?           40000068    49.90   Avinguda Diagonal 523, Planta 21
Houdstermaatschappij Pfennings-Noten B.V.                  B.V.        50000066   100.00   Bijlmerplein 888
Humada B.V.                                                B.V.        20001576   100.00   Bijlmerplein 888
Hypothecair Belang Gaasperdam I N.V.                       N.V.        20001944   100.00   Schenkkade 65
Hypotheekbank Maatschappij voor Hypothecaire Crediet N.V.  N.V.        20001919   100.00   Schenkkade 65
Hypotheekbank voor Nederland II N.V.                       N.V.        20001928   100.00   Schenkkade 65
Hypotheekbank voor Nederland N.V.                          N.V.        20001927   100.00   Schenkkade 65
IB Holdings LLC                                            LLC         50000183   100.00   4601 Farfax Drive
Ibing C.V.                                                 C.V.        50000589   100.00   Schenkkade 65
IBIV Beteiligungs GmbH                                     GmbH                    37.50   Bockenheimer Landstrasse 10
Idaval s.a.                                                S.A.        20002191   100.00   Avenue du General de Gaulle, 90/102,
                                                                                             Coeur Defense Tour A, Place de la
                                                                                             Defense
Iena Vastgoed B.V.                                         B.V.        10000543   100.00   Schenkkade 65
Iepe Poort B.V.                                            B.V.        20001990   100.00   Schenkkade 65
IFG Advisory, Inc.                                         Inc.        50000927   100.00   3424 Peachtree Road NE, suite 1900
IFG Agency of Ohio, Inc.                                   Inc.        50000928   100.00   3424 Peachtree Road NE, suite 1900
IFG Agency, Inc.                                           Inc.        50000929   100.00   3424 Peachtree Road NE, suite 1900
IFG Brokerage Corp.                                        Corp.       50000930   100.00   3424 Peachtree Road NE, suite 1900
IFG Insurance Agency of Massachusetts, Inc.                Inc.        50000931   100.00   3424 Peachtree Road NE, suite 1900
IFG Insurance Agency of Oklahoma, Inc.                     Inc.        50000932   100.00   3424 Peachtree Road NE, suite 1900
IFG Insurance Agency of Texas, Inc.                        Inc.        50000933   100.00   3424 Peachtree Road NE, suite 1900
IFG Insurance Services of Alabama, Inc.                    Inc.        50000934   100.00   3424 Peachtree Road NE, suite 1900
IFG Insurance Services, Inc.                               Inc.        50000935   100.00   3424 Peachtree Road NE, suite 1900
IFG Network, Inc.                                          Inc.        50000936   100.00   3424 Peachtree Road NE, suite 1900
IFG Services, LLC                                          Inc.        50000911   100.00   3424 Peachtree Road NE, suite 1900
IFSC Beteiligungsgesellschaft GmbH                         GmbH        20001132   100.00   Willinghuseneweg 5B
IJburg Tjalk B.V.                                          B.V.        50000548   100.00   Schenkkade 65
Imbricata B.V.                                             B.V.        20000989   100.00   Bijlmerplein 888
Immo "De Hertoghe" N.V.                                    N.V.        10000815   100.00
Immo Globe s.a.                                            S.A.        50000655   100.00   24 Avenue Marnix
Immo Management Services s.a.                              S.A.        10000580   100.00
Immo Property Den Bosch B.V.                               B.V.        40000169   100.00   Schenkkade 65
Immo Property International B.V.                           B.V.        40000168   100.00   Schenkkade 65
Immo Property Nederland B.V.                               B.V.        40000167   100.00   Schenkkade 65
Immo Property Tripolis B B.V.                              B.V.        40000172   100.00   Schenkkade 65
Immo Property Zwolle B.V.                                  B.V.        40000170   100.00   Schenkkade 65
Immogerance S.A.R.L.                                       S.A.        10000554   100.00   153, Rue de Courcelles
Immoklaar S.A.                                             N.V.        50000694    84.56   Avenue Marnix 24
Immomanda s.a.                                             S.A.        20002097   100.00   24 Avenue Marnix
Impercia B.V.                                              B.V.        20001621   100.00   Bijlmerplein 888
Incassobureau Fiditon B.V.                                 B.V.        20000671   100.00   Orlyplein 143
Indonea B.V.                                               B.V.        20001246   100.00   Bijlmerplein 888
Industrie-Beteiligungs-Gesellschaft mbH                    GmbH        50000775    98.23   Bockenheimer Landstrasse 10
Industry Retirement Limited                                Ltd.        10001518   100.00   Level 13, 347 Kent Street
Info- und Beratungsunternehmen GmbH                        GmbH        20000816   100.00
ING (Antilles) portfolio management N.V.                   N.V.        20001710   100.00   Kaya W.F.G. (Jombi) Mensing 14
ING (HK) Services Limited                                  Ltd.        50001044   100.00   1101 ING Tower, 308 Des Voeux Road
ING (International) Limited                                Ltd.        20001305   100.00   Caledonian House, Marystreet
ING (London) (No. 2) Limited                               Ltd.                   100.00   60 London Wall
ING (London) (No. 3) Limited                               Ltd.                   100.00   60 London Wall
ING (London) (No. 4) Limited                               Ltd.                   100.00   60 London Wall
ING (London) (No. 5) Limited                               Ltd.                   100.00   60 London Wall
ING (London) (No. 6) Limited                               Ltd.                   100.00   60 London Wall
ING (London) Limited                                       Ltd.        20001263   100.00   60 London Wall
ING (NZ) Ltd                                               Ltd.        10001520   100.00   135 Albert Street, Level 13
ING (U.S.) Investment Corporation                          Corp.       20002039   100.00   230 Park Avenue
ING (U.S.) Real Estate Investors, inc                      Inc.        20001762   100.00   11100 Santa Monica BLVD S 500
ING Acquisition Holding Corporation                        Corp.                  100.00   111 Gordon Baker Road, 9th Floor
ING Administration Pty Ltd                                 Ltd.        50000349    51.00   Level 13, 347 Kent Street
ING AE Chile Holdings I B.V.                               B.V.        50000007   100.00   Bijlmerplein 888
ING AE Chile Holdings II B.V.                              B.V.        50001137   100.00   Amstelveenseweg 500
ING Aetna Osotspa Life Assurance Co. Ltd.                  Ltd.        50001030    25.00   No. 130-132, 16th & 29th Floor, Sindhorn
                                                                                             Building, Tower 3, Wireless Road
ING Afore Bital SA de CV                                   S.A.        10001461   100.00   Paseo De La Reforma 156, Piso 2, Col.
                                                                                             Juarez
ING Agaathbank I B.V.                                      B.V.        20002375   100.00   Schenkkade 65
ING Agaathbank II B.V.                                     B.V.        20002376   100.00   Schenkkade 65
ING Agaathbank III B.V.                                    B.V.        20002377   100.00   Schenkkade 65
ING Agaathbank IV B.V.                                     B.V.        20002378   100.00   Schenkkade 65
ING Agaathbank V  B.V.                                     B.V.        20002379   100.00   Schenkkade 65
ING Agenzia Assicurativa S.p.A                             S.p.A       50000958   100.00   Via Tortona, 33
ING Aircraft Lease B.V.                                    B.V.        20000653   100.00   Karspeldreef 14
ING AM Insurance Companies B.V.                            B.V.        10000002   100.00   Prinses Beatrixlaan 15
ING AM Interfinance Services B.V.                          B.V.         1000829   100.00   Prinses Beatrixlaan 15
ING America Equities, Inc.                                 Inc.        10001457   100.00   1290 Broadway
ING America Insurance Holdings, Inc.                       Inc.        10000879   100.00   100 N. Market Street, Suite 780
ING America Life Corporation                               Inc.        10000876   100.00   5780 Powers Ferry Road, N.W.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Hope B.V.                                                  4201 XA        Gorichem                     Netherlands
Hospitalet                                                                Barcelona                    Spain
Houdstermaatschappij Pfennings-Noten B.V.                  1102 MG        Amsterdam Zuidoost           Netherlands
Humada B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Hypothecair Belang Gaasperdam I N.V.                       2595 AS        Den Haag                     Netherlands
Hypotheekbank Maatschappij voor Hypothecaire Crediet N.V.  2595 AS        Den Haag                     Netherlands
Hypotheekbank voor Nederland II N.V.                       2595 AS        Den Haag                     Netherlands
Hypotheekbank voor Nederland N.V.                          2595 AS        Den Haag                     Netherlands
IB Holdings LLC                                            VA 22203       Arlington                    United States of America
Ibing C.V.                                                 2595 AS        Den Haag                     Netherlands
IBIV Beteiligungs GmbH                                     60323          Frankfurt am Main            Germany
Idaval s.a.                                                92400          Paris                        France
Iena Vastgoed B.V.                                         2595 AS        Den Haag                     Netherlands
Iepe Poort B.V.                                            2595 AS        Den Haag                     Netherlands
IFG Advisory, Inc.                                         GA 30326       Atlanta (Ga.)                United States of America
IFG Agency of Ohio, Inc.                                   GA 30326       Atlanta (Ga.)                United States of America
IFG Agency, Inc.                                           GA 30326       Atlanta (Ga.)                United States of America
IFG Brokerage Corp.                                        GA 30326       Atlanta (Ga.)                United States of America
IFG Insurance Agency of Massachusetts, Inc.                GA 30326       Atlanta (Ga.)                United States of America
IFG Insurance Agency of Oklahoma, Inc.                     GA 30326       Atlanta (Ga.)                United States of America
IFG Insurance Agency of Texas, Inc.                        GA 30326       Atlanta (Ga.)                United States of America
IFG Insurance Services of Alabama, Inc.                    GA 30326       Atlanta (Ga.)                United States of America
IFG Insurance Services, Inc.                               GA 30326       Atlanta (Ga.)                United States of America
IFG Network, Inc.                                          GA 30326       Atlanta (Ga.)                United States of America
IFG Services, LLC                                          GA 30326       Atlanta (Ga.)                United States of America
IFSC Beteiligungsgesellschaft GmbH                         D-22113        Osteinbek                    Germany
IJburg Tjalk B.V.                                          2595 AS        Den Haag                     Netherlands
Imbricata B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
Immo "De Hertoghe" N.V.                                                   Brussel                      Belgium
Immo Globe s.a.                                            1000           Brussels                     Belgium
Immo Management Services s.a.                                             Brussel                      Belgium
Immo Property Den Bosch B.V.                               2595 AS        Den Haag                     Netherlands
Immo Property International B.V.                           2595 AS        Den Haag                     Netherlands
Immo Property Nederland B.V.                               2595 AS        Den Haag                     Netherlands
Immo Property Tripolis B B.V.                              2595 AS        Den Haag                     Netherlands
Immo Property Zwolle B.V.                                  2595 AS        Den Haag                     Netherlands
Immogerance S.A.R.L.                                       75817          Paris                        France
Immoklaar S.A.                                             1000           Brussels                     Belgium
Immomanda s.a.                                             1000           Brussels                     Belgium
Impercia B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Incassobureau Fiditon B.V.                                 1043 DV        Amsterdam                    Netherlands
Indonea B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Industrie-Beteiligungs-Gesellschaft mbH                    60323          Frankfurt am Main            Germany
Industry Retirement Limited                                NSW 2000       Sydney                       Australia
Info- und Beratungsunternehmen GmbH                                       Mainz                        Germany
ING (Antilles) portfolio management N.V.                                  Curacao                      Netherlands Antilles
ING (HK) Services Limited                                  Central        Hong Kong                    Hong Kong
ING (International) Limited                                P.O.Box 1043   Georgetown, Grand Cayman     Cayman Islands
ING (London) (No. 2) Limited                               EC2M 5TQ       London                       United Kingdom
ING (London) (No. 3) Limited                               EC2M 5TQ       London                       United Kingdom
ING (London) (No. 4) Limited                               EC2M 5TQ       London                       United Kingdom
ING (London) (No. 5) Limited                               EC2M 5TQ       London                       United Kingdom
ING (London) (No. 6) Limited                               EC2M 5TQ       London                       United Kingdom
ING (London) Limited                                       EC2M 5TQ       London                       United Kingdom
ING (NZ) Ltd                                               1              Auckland                     New Zealand
ING (U.S.) Investment Corporation                          NY 10169       New York                     United States of America
ING (U.S.) Real Estate Investors, inc                      90025          Los Angeles                  United States of America
ING Acquisition Holding Corporation                        M2H 3R1        Toronto                      Canada
ING Administration Pty Ltd                                 NSW 2000       Sydney                       Australia
ING AE Chile Holdings I B.V.                               1102 MG        Amsterdam Zuidoost           Netherlands
ING AE Chile Holdings II B.V.                              1081 KL        Amsterdam                    Netherlands
ING Aetna Osotspa Life Assurance Co. Ltd.                  10330          Bangkok                      Thailand
ING Afore Bital SA de CV                                   6600           Mexico-City                  Mexico
ING Agaathbank I B.V.                                      2595 AS        Den Haag                     Netherlands
ING Agaathbank II B.V.                                     2595 AS        Den Haag                     Netherlands
ING Agaathbank III B.V.                                    2595 AS        Den Haag                     Netherlands
ING Agaathbank IV B.V.                                     2595 AS        Den Haag                     Netherlands
ING Agaathbank V  B.V.                                     2595 AS        Den Haag                     Netherlands
ING Agenzia Assicurativa S.p.A                             20144          Milano                       Italy
ING Aircraft Lease B.V.                                    1000 BZ        Amsterdam Zuidoost           Netherlands
ING AM Insurance Companies B.V.                            2595 AK        Den Haag                     Netherlands
ING AM Interfinance Services B.V.                          2595 AK        Den Haag                     Netherlands
ING America Equities, Inc.                                 CO 80203       Denver (Co.)                 United States of America
ING America Insurance Holdings, Inc.                       DE 19801       Wilmington (Del.)            United States of America
ING America Life Corporation                               GA 30327-4390  Atlanta (Ga.)                United States of America

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Hope B.V.                                                  Insurance Broker
Hospitalet                                                 Real Estate: General
Houdstermaatschappij Pfennings-Noten B.V.                  Cash Company
Humada B.V.                                                Cash Company
Hypothecair Belang Gaasperdam I N.V.                       Hypotheek/Mortgage bank
Hypotheekbank Maatschappij voor Hypothecaire Crediet N.V.  Hypotheek/Mortgage bank
Hypotheekbank voor Nederland II N.V.                       Hypotheek/Mortgage bank
Hypotheekbank voor Nederland N.V.                          Hypotheek/Mortgage bank
IB Holdings LLC                                            Holding
Ibing C.V.                                                 Real Estate Exploitation
IBIV Beteiligungs GmbH                                     Investment Company
Idaval s.a.                                                Financial Services
Iena Vastgoed B.V.                                         Real Estate Management
Iepe Poort B.V.                                            Real Estate Management
IFG Advisory, Inc.                                         Insurance broker
IFG Agency of Ohio, Inc.                                   Insurance broker
IFG Agency, Inc.                                           Insurance broker
IFG Brokerage Corp.                                        Insurance broker
IFG Insurance Agency of Massachusetts, Inc.                Insurance broker
IFG Insurance Agency of Oklahoma, Inc.                     Insurance broker
IFG Insurance Agency of Texas, Inc.                        Insurance broker
IFG Insurance Services of Alabama, Inc.                    Insurance broker
IFG Insurance Services, Inc.                               Insurance broker
IFG Network, Inc.                                          Insurance broker
IFG Services, LLC                                          Insurance Broker
IFSC Beteiligungsgesellschaft GmbH                         Lease
IJburg Tjalk B.V.                                          Real Estate: General
Imbricata B.V.                                             Cash Company
Immo "De Hertoghe" N.V.                                    Real Estate: General
Immo Globe s.a.                                            Real Estate Exploitation
Immo Management Services s.a.                              Real Estate: General
Immo Property Den Bosch B.V.                               Real Estate: General
Immo Property International B.V.                           Real Estate: General
Immo Property Nederland B.V.                               Real Estate: General
Immo Property Tripolis B B.V.                              Real Estate: General
Immo Property Zwolle B.V.                                  Real Estate: General
Immogerance S.A.R.L.                                       Real Estate: General
Immoklaar S.A.
Immomanda s.a.                                             Service Company
Impercia B.V.                                              Cash Company
Incassobureau Fiditon B.V.                                 Debt Collecting
Indonea B.V.                                               Cash Company
Industrie-Beteiligungs-Gesellschaft mbH                    Holding
Industry Retirement Limited                                Trust-Nominee Company
Info- und Beratungsunternehmen GmbH                        Trade-information Services
ING (Antilles) portfolio management N.V.                   Trust-Nominee Company
ING (HK) Services Limited                                  Holding
ING (International) Limited                                Holding
ING (London) (No. 2) Limited                               Holding
ING (London) (No. 3) Limited                               Holding
ING (London) (No. 4) Limited                               Holding
ING (London) (No. 5) Limited                               Holding
ING (London) (No. 6) Limited                               Holding
ING (London) Limited                                       Holding
ING (NZ) Ltd                                               Investment Advisory
ING (U.S.) Investment Corporation                          Investment Fund
ING (U.S.) Real Estate Investors, inc                      Real Estate Management
ING Acquisition Holding Corporation                        Holding
ING Administration Pty Ltd                                 Dormant Company
ING AE Chile Holdings I B.V.                               Holding
ING AE Chile Holdings II B.V.                              Holding
ING Aetna Osotspa Life Assurance Co. Ltd.                  Life Insurance
ING Afore Bital SA de CV                                   Financial Services
ING Agaathbank I B.V.                                      Financial Services
ING Agaathbank II B.V.                                     Financial Services
ING Agaathbank III B.V.                                    Financial Services
ING Agaathbank IV B.V.                                     Financial Services
ING Agaathbank V  B.V.                                     Financial Services
ING Agenzia Assicurativa S.p.A                             Service Company
ING Aircraft Lease B.V.                                    Holding
ING AM Insurance Companies B.V.                            Asset Management
ING AM Interfinance Services B.V.                          Asset Management
ING America Equities, Inc.                                 Stockbrokerage
ING America Insurance Holdings, Inc.                       Holding
ING America Life Corporation                               Holding

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                            % owned
------------------------------------------------------------------------------------------------------------------------------------
Hope B.V.                                                  Oostermij B.V.                                       100.00
Hospitalet                                                 MBO LaFarga S.A.                                      49.90
Houdstermaatschappij Pfennings-Noten B.V.                  ING Prena B.V.                                       100.00
Humada B.V.                                                ING Prena B.V.                                       100.00
Hypothecair Belang Gaasperdam I N.V.                       ING Real Estate Finance N.V.                         100.00
Hypotheekbank Maatschappij voor Hypothecaire Crediet N.V.  Westlandsche Hypotheek N.V.                          100.00
Hypotheekbank voor Nederland II N.V.                       Algemeene Waarborgmaatschappij N.V.                  100.00
Hypotheekbank voor Nederland N.V.                          Algemeene Waarborgmaatschappij N.V.                  100.00
IB Holdings LLC                                            Lion Connecticut Holdings Inc.                       100.00
Ibing C.V.                                                 MBO Vastgoed Lease B.V.                              100.00
IBIV Beteiligungs GmbH                                     Industrie-Beteiligungs-Gesellschaft mbH               37.50
Idaval s.a.                                                Codepec S.A.                                         100.00
Iena Vastgoed B.V.                                         BOZ B.V.                                             100.00
Iepe Poort B.V.                                            ING Real Estate Leasing B.V.                         100.00
IFG Advisory, Inc.                                         Investors Financial Group, Inc.                      100.00
IFG Agency of Ohio, Inc.                                   IFG Insurance Services, Inc.                         100.00
IFG Agency, Inc.                                           Investors Financial Group, Inc.                      100.00
IFG Brokerage Corp.                                        Investors Financial Group, Inc.                      100.00
IFG Insurance Agency of Massachusetts, Inc.                IFG Agency, Inc.                                     100.00
IFG Insurance Agency of Oklahoma, Inc.                     IFG Agency, Inc.                                     100.00
IFG Insurance Agency of Texas, Inc.                        IFG Agency, Inc.                                     100.00
IFG Insurance Services of Alabama, Inc.                    IFG Agency, Inc.                                     100.00
IFG Insurance Services, Inc.                               Investors Financial Group, Inc.                      100.00
IFG Network, Inc.                                          Investors Financial Group, Inc.                      100.00
IFG Services, LLC                                          Investors Financial Group, Inc.                      100.00
IFSC Beteiligungsgesellschaft GmbH                         ING Lease Deutschland GmbH                           100.00
IJburg Tjalk B.V.                                          ING Vastgoed Ontwikkeling B.V.                        50.00
Imbricata B.V.                                             ING Prena B.V.                                       100.00
Immo "De Hertoghe" N.V.                                    Fiducre SA                                            20.00
Immo Globe s.a.                                            ING Belgique S.A.                                    100.00
Immo Management Services s.a.                              ING Real Estate Investment Management Europe B.V.     99.00
Immo Property Den Bosch B.V.                               Immo Property Nederland B.V.                         100.00
Immo Property International B.V.                           Cofiton II B.V.                                      100.00
Immo Property Nederland B.V.                               Cofiton II B.V.                                      100.00
Immo Property Tripolis B B.V.                              ING Vastgoed Belegging B.V.                          100.00
Immo Property Zwolle B.V.                                  ING Bank Vastgoed Management B.V.                    100.00
Immogerance S.A.R.L.                                       ING Real Estate Investment Management Europe B.V.     98.00
Immoklaar S.A.                                             ING Belgique S.A.                                     84.65
Immomanda s.a.                                             ING Belgique S.A.                                    100.00
Impercia B.V.                                              ING Prena B.V.                                       100.00
Incassobureau Fiditon B.V.                                 InterAdvies N.V.                                     100.00
Indonea B.V.                                               ING Prena B.V.                                       100.00
Industrie-Beteiligungs-Gesellschaft mbH                    ING-BHF Bank AG                                       98.23
Industry Retirement Limited                                Armstrong Jones Life Assurance Limited               100.00
Info- und Beratungsunternehmen GmbH                        Heller GmbH                                          100.00
ING (Antilles) portfolio management N.V.                   Ingress N.V.                                         100.00
ING (HK) Services Limited                                  ING International Insurance Holdings, Inc.           100.00
ING (International) Limited                                ING UK (Financial Services) Limited                  100.00
ING (London) (No. 2) Limited                               Baring Brothers Limited                              100.00
ING (London) (No. 3) Limited                               Baring Brothers Limited                              100.00
ING (London) (No. 4) Limited                               Baring Brothers Limited                              100.00
ING (London) (No. 5) Limited                               Baring Brothers Limited                              100.00
ING (London) (No. 6) Limited                               Baring Brothers Limited                              100.00
ING (London) Limited                                       Baring Brothers Limited                              100.00
ING (NZ) Ltd                                               Pacific Mutual Australia Limited                     100.00
ING (U.S.) Investment Corporation                          ING Capital LLC                                      100.00
ING (U.S.) Real Estate Investors, inc                      ING Baring (U.S.) Capital LLC                        100.00
ING Acquisition Holding Corporation                        ING Bank of Canada                                   100.00
ING Administration Pty Ltd                                 ING Australia Pty Limited                             51.00
ING AE Chile Holdings I B.V.                               ING International Insurance Holdings, Inc.           100.00
ING AE Chile Holdings II B.V.                              ING International Insurance Holdings, Inc.           100.00
ING Aetna Osotspa Life Assurance Co. Ltd.                  ING Insurance International B.V.                      25.00
ING Afore Bital SA de CV                                   ING America Insurance Holdings, Inc.                 100.00
ING Agaathbank I B.V.                                      ING Bank N.V.                                        100.00
ING Agaathbank II B.V.                                     ING Bank N.V.                                        100.00
ING Agaathbank III B.V.                                    ING Bank N.V.                                        100.00
ING Agaathbank IV B.V.                                     ING Bank N.V.                                        100.00
ING Agaathbank V  B.V.                                     ING Bank N.V.                                        100.00
ING Agenzia Assicurativa S.p.A                             ING Sviluppo Finanziaria S.p.A.                      100.00
ING Aircraft Lease B.V.                                    ING Lease Holding N.V.                               100.00
ING AM Insurance Companies B.V.                            ING Investment Management (Europe) B.V.              100.00
ING AM Interfinance Services B.V.                          ING Investment Management (Europe) B.V.              100.00
ING America Equities, Inc.                                 Security Life of Denver Insurance Company            100.00
ING America Insurance Holdings, Inc.                       ING Insurance International B.V.                     100.00
ING America Life Corporation                               ING America Insurance Holdings, Inc.                 100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                                Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
Hope B.V.
Hospitalet
Houdstermaatschappij Pfennings-Noten B.V.
Humada B.V.
Hypothecair Belang Gaasperdam I N.V.
Hypotheekbank Maatschappij voor Hypothecaire Crediet N.V.
Hypotheekbank voor Nederland II N.V.
Hypotheekbank voor Nederland N.V.
IB Holdings LLC
Ibing C.V.
IBIV Beteiligungs GmbH
Idaval s.a.
Iena Vastgoed B.V.
Iepe Poort B.V.
IFG Advisory, Inc.
IFG Agency of Ohio, Inc.
IFG Agency, Inc.
IFG Brokerage Corp.
IFG Insurance Agency of Massachusetts, Inc.
IFG Insurance Agency of Oklahoma, Inc.
IFG Insurance Agency of Texas, Inc.
IFG Insurance Services of Alabama, Inc.
IFG Insurance Services, Inc.
IFG Network, Inc.
IFG Services, LLC
IFSC Beteiligungsgesellschaft GmbH
IJburg Tjalk B.V.                                           ING Vastgoed B B.V.                                         50.00
Imbricata B.V.
Immo "De Hertoghe" N.V.                                     ING INSURANCE N.V.                                          80.00
Immo Globe s.a.
Immo Management Services s.a.                               Arnhem Staete B.V.                                           1.00
Immo Property Den Bosch B.V.
Immo Property International B.V.
Immo Property Nederland B.V.
Immo Property Tripolis B B.V.
Immo Property Zwolle B.V.
Immogerance S.A.R.L.                                        ING Vastgoed B.V.                                            2.00
Immoklaar S.A.
Immomanda s.a.
Impercia B.V.
Incassobureau Fiditon B.V.
Indonea B.V.
Industrie-Beteiligungs-Gesellschaft mbH
Industry Retirement Limited
Info- und Beratungsunternehmen GmbH
ING (Antilles) portfolio management N.V.
ING (HK) Services Limited
ING (International) Limited
ING (London) (No. 2) Limited
ING (London) (No. 3) Limited
ING (London) (No. 4) Limited
ING (London) (No. 5) Limited
ING (London) (No. 6) Limited
ING (London) Limited
ING (NZ) Ltd
ING (U.S.) Investment Corporation
ING (U.S.) Real Estate Investors, inc
ING Acquisition Holding Corporation
ING Administration Pty Ltd
ING AE Chile Holdings I B.V.
ING AE Chile Holdings II B.V.
ING Aetna Osotspa Life Assurance Co. Ltd.
ING Afore Bital SA de CV
ING Agaathbank I B.V.
ING Agaathbank II B.V.
ING Agaathbank III B.V.
ING Agaathbank IV B.V.
ING Agaathbank V  B.V.
ING Agenzia Assicurativa S.p.A
ING Aircraft Lease B.V.
ING AM Insurance Companies B.V.
ING AM Interfinance Services B.V.
ING America Equities, Inc.
ING America Insurance Holdings, Inc.
ING America Life Corporation

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                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
ING Asia Holdings B.V.                                     B.V.        50001356   100.00   Amstelveenseweg 500
ING Asia Private Bank Limited                              Ltd.        20000162   100.00   50 Raffles Place, Shell Tower
ING Asia/Pacific Limited                                   Ltd.        50000397   100.00   39/F One International Finance Centre, 1
                                                                                             Harbour View Street
ING Asset Finance Belgium S.A.                             S.A.        50000678   100.00   Avenue Marnix 24
ING Asset Management (Singapore) Ltd.                      Ltd.        20000909   100.00   50 Raffles Place, Shell Tower
ING Asset Management B.V.                                  B.V.        10000021   100.00   Beatrixlaan 35
ING Asset Management Holdings B.V.                         B.V.        10000297   100.00   Amstelveenseweg 500
ING Australia Holdings Ltd.                                Ltd.        10000891   100.00   Level 13, 347 Kent Street
ING Australia Pty Limited                                  Ltd.        10000860    51.00   Level 13, 347 Kent Street
ING Bank (Australia) Limited                               Ltd.        50000480   100.00   Level 13, 347 Kent Street
ING Bank (Eurasia)                                         N.V.        20000973   100.00   80 Leningradskyi Prospekt
ING Bank (France) S.A.                                     S.A.        50001153   100.00   Avenue du General de Gaulle, 90/102,
                                                                                             Coeur Defense Tour A, Place de la
                                                                                             Defense
ING Bank (Hungary) Rt.                                     Ltd.        20000421   100.00   Vaci ut. 35
ING Bank (Luxembourg) S.A.                                 S.A.        20000271   100.00   224, Route d'Arlon
ING Bank (Mexico), S.A.                                    S.A.        50000871   100.00   Bosque de Alisos 45-B  4th Floor, Colonia
                                                                                             Bosques de las Lomas
ING Bank (Schweiz) A.G.                                    A.G.        20000117   100.00   P.O. Box 4623
ING Bank (Uruguay) S.A.                                    S.A.        20000144   100.00   Misiones 1352/1360
ING Bank Corporate Investments B.V.                        B.V.        20000768   100.00   Bijlmerplein 888
ING Bank Fondsen Beheer B.V.                               B.V.        20000339   100.00   Bijlmerplein 888
ING Bank Global Custody N.V.                               N.V.        50000601   100.00   Bijlmerplein 888
ING Bank Global Custody UK Nominees Limited                Ltd.        50000582   100.00   60 London Wall
ING Bank Hypotheken N.V.                                   N.V.        20001925   100.00   Schenkkade 65
ING Bank Mezzaninefonds B.V.                               N.V.        20001749   100.00   Bijlmerplein 888
ING Bank N.V.                                              N.V.        20000001   100.00   Amstelveenseweg 500
ING Bank of Canada                                         Ltd.        20001512   100.00   111 Gordon Baker Road, 9th Floor
ING Bank Participatie PPM B.V.                             B.V.        20000774   100.00   Bijlmerplein 888
ING Bank Slaski S.A.                                       S.A.        20001000    75.00   Ul. Sokolska 34
ING Bank Ukraine                                           ?           20001774   100.00   28 Kominterna, 5th Floor
ING Bank Vastgoed Management B.V.                          B.V.        20000748   100.00   Bijlmerplein 888
ING Baring (Mexico), S.A. de C.V.                          S.A.        50000872   100.00   Bosque de Alisos 45-B  4th Floor, Colonia
                                                                                             Bosques de las Lomas
ING Baring Capital Markets (C.R.), a.s.                    A.S.        20001070   100.00   Pobrezni 3
ING Baring Employee Services Limited                       Ltd.                   100.00   60 London Wall
ING Baring Ertekpapir (Magyarorszag) Rt.                   Rt          20001031   100.00   Andrassy ut 9
ING Baring Far East Nominees Limited                       Ltd.        20001397   100.00   8th Floor, Three Exchange Square, 8
                                                                                             Connaught Place
ING Baring Futures & Options (U.K.) Trustee Limited        Ltd.        50001003   100.00   75, King William Street
ING Baring Grupo Financiero (Mexico) S.A. de C.V.          S.A.        20001731   100.00   Bosque de Alisos 45-B, Colonia Bosques de
                                                                                             las Lomas
ING Baring Holding Nederland B.V.                          B.V.        20001159   100.00   Amstelveenseweg 500
ING Baring Institutional & Government Advisory Services
  B.V.                                                     B.V.        20001039   100.00   Bijlmerplein 888
ING Baring International Advisers Limited                  Ltd.        20001306    48.60   130-132 Wireless Road, Lumpini, Pathunwan
ING Baring International Pte Ltd.                          Ltd.        20001307   100.00   9 Raffles Place #19-01, Rep.Pl
ING Baring Investment (Eurasia) ZAO                        ZAO         20001456   100.00   80A, Leningradsky prospect
ING Baring Nominees (Singapore) Pte Ltd.                   Ltd.        20001320   100.00   9 Raffles Place, #19-01 Rep.Pl
ING Baring Operational Services (Taiwan) Limited           Ltd.        20001385   100.00   8, Connaught Place, Central
ING Baring Securities (Andean Pact) Ltda.                  Ltd.a       20001311   100.00   Carrera 7, No. 71-52, Torre A
ING Baring Securities (Eurasia) ZAO                        ZAO         50000316   100.00   80A, Leningradsky prospect
ING Baring Securities (Overseas) Ltd.                      Ltd.        20001386   100.00   8, Connaught Place, Central
ING Baring Securities (Poland) Holding B.V.                B.V.        20000387   100.00   Bijlmerplein 888
ING Baring Securities (Romania) S.A.                       S.A.        20001770   100.00   11-13, Kiseleff Sos, Sector 1
ING Baring Securities (Slovakia), o.c.p.a.s.               ocpas       20001054   100.00   Palisady 36
ING Baring Securities Argentina S.A.                       S.A.        20001312   100.00   Ingeniero Butty, 220 Piso 21
ING Baring Services (Guernsey) Limited                     Ltd.                   100.00   60 London Wall
ING Baring Services Limited                                Ltd.        20001262   100.00   60 London Wall
ING Baring South Africa Limited                            Ltd.        20001421   100.00   60 London Wall
ING Barings (Espana) S.A.                                  S.A.        50000998   100.00   Montalban 7, 5th floor
ING Barings Deutschland (GmbH)                             GmbH        20001380   100.00   Friedrichstrasse 2-6
ING Barings Ecuador Casa de Valores S.A.                   S.A.        20001758   100.00   Av. Amazonas 4545 y Pereira, Edificio
                                                                                             'Centro Financiero' 6th floor
ING Barings Italia SRL                                     S.R.L.      50001049    95.00   Via Brera 3
ING Barings Limited                                        Plc.        20002380   100.00   60 London Wall
ING Barings Private Equity (China) Limited                 Plc.        20001446   100.00   9th Floor Alexandra House, 16 Chater Road
ING Barings Southern Africa Pty Limited                    Plc.        20001322   100.00   West Crescent 2,Merchant Place
ING Beleggingen B.V.                                       B.V.        10001373   100.00   Schenkkade 65
ING Belgique S.A.                                          N.V.        50000668    99.05   Avenue Marnix 24
ING Bewaar Maatschappij I B.V.                             B.V.        10000686   100.00   Amstelveenseweg 500
ING Bewaar Maatschappij II B.V.                            B.V.        10000530   100.00   Amstelveenseweg 500
ING Bewaar Maatschappij III B.V.                           B.V.        10000537   100.00   Amstelveenseweg 500
ING Bewaar Maatschappij IV B.V.                            B.V.        10000656   100.00   Amstelveenseweg 500
ING Bewaar Maatschappij V B.V.                             B.V.        10000533   100.00   Amstelveenseweg 500
ING Bewaar Management B.V.                                 B.V.        40000160   100.00   Schenkkade 65
ING BPE (China) Advisors Limited                           Ltd.        20001871   100.00   9th Floor Alexandra House, 16 Chater Road
ING Brokers Network LLC                                    LLC         50000900   100.00   3424 Peachtree Road NE, suite 1900
ING BSK Asset Management S.A.                              S.A.        50000310   100.00   Plac Trzech Krzyzy 10/14
ING BSK Investment Funds Corporations S.A.                 S.A.        50000311   100.00   Plac Trzech Krzyzy 10/14
ING BSK Leasing S.A.                                       S.A.        20001722   100.00   Ul. Powstancow
ING Canada Holdings, inc.                                  Inc.        10001406   100.00   1300, 321-6 Avenue SW
ING Canada inc.                                            Inc.        10000737   100.00   2450 Rue Girouard Ouest
ING Capital Advisors LLC                                   LLC         20001709   100.00   230 Park Avenue
ING Capital Advisors Portfolio Management Corp.            Corp.       20002042   100.00   230 Park Avenue
ING Capital Corporation, LLC                               LLC         50000185   100.00   7337 East Doubletree Ranch Road
ING Capital Funding I LLC                                  LLC         50000166   100.00
ING Capital Funding II LLC                                 LLC         50000167   100.00
ING Capital LLC                                            LLC         20001735   100.00   1325 Avenue of the Americas
ING Capital Markets LLC                                    LLC         20001734   100.00   1325 Avenue of the Americas
ING Capital Senior Secured High Income Fund Trust          Corp.       20002043   100.00   333 South Grand Avenue, 14th floor
ING Car Finance Lease Belgium                              S.A.        20002193   100.00   Avenue de Cortenbergh 71
ING Car Lease Belgium N.V.                                 N.V.        20000640   100.00   Ingberthoeveweg 6
ING Car Lease Nederland B.V.                               B.V.        20000626   100.00   Pettelaarpark 80
ING Cash Management Ltd                                    Ltd.        50000377   100.00   347 Kent Street, level 11
ING CHB Security Investments & Trust Company Ltd.          Ltd.        50001039    79.60   16th Floor, no. 460, Hsin Yi Road, sec. 4
ING Chile S.A.                                             S.A.                   100.00   7th Floor, Suecia 211, Provedencia
ING Clarion Partners Holdings, Inc.                        Inc.                   100.00   335 Madison Avenue
ING Clarion Realty Services Holdings, Inc                  Inc.                   100.00   335 Madison Avenue
ING Computer Lease Belgium S.A.                            S.A.        50000675    74.99   Avenue de Cortenbergh 71
ING Contact Center Belgium S.A.                            S.A.        50000604   100.00   Avenue Marnix 24
ING Continental Europe Holdings B.V.                       B.V.        10000604   100.00   Amstelveenseweg 500
ING Core Point Associates LLC                              LLC                     50.00   100 North Tryon Street - 47th floor
ING Core Point Holdings LLC                                LLC                    100.00   100 North Tryon Street - 47th floor
ING Corporacion Financiera S.A.                            S.A.        20001190   100.00   7-06 Calle 73
ING Corporate Advisory (Australia) Pty Limited             Ltd.                   100.00   Level 9, 7 Macquarie place
ING Corporate Advisory (Malaysia) Sdn. Bhd                 Berhad      50000399   100.00   No.8 Jalan Sultan Ismail, Letter Box
                                                                                             No. 39
ING Corporate Real Estate B.V.                             B.V.        40000022   100.00   Schenkkade 65
ING Corporate Services Pty Ltd.                            Ltd.        10001415   100.00   Level 13, 347 Kent Street
ING CRA Real Estate Securities Holdings, Inc               Inc.                   100.00   335 Madison Avenue
ING CRE Zuiderhof B.V.                                     B.V.        10000506   100.00   Schenkkade 65
ING Credito Hipotecario S.A.                               S.A.                    99.50   7th Floor, Suecia 211, Provedencia
ING Custodians Pty Limited                                 Ltd.        10001423   100.00   Level 13, 347 Kent Street
ING Data Chile S.A.                                        S.A.                   100.00   7th Floor, Suecia 211, Provedencia
ING Deelnemingen B.V.                                      B.V.        10000013   100.00   Amstelveenseweg 500
ING Derivatives (London) Limited                           Ltd.        20000460   100.00   King William Street 75
ING Direct (UK) N.V.                                       N.V.        50001311   100.00   Hoeksteen 74-78
ING Direct Funds Limited                                   Ltd.                   100.00   111 Gordon Baker Road, 9th Floor
ING Direct N.V.                                            N.V.        50000151   100.00   Amstelveenseweg 500
ING Direct S.A.                                            S.A.        50001156   100.00   89/91, Rue du Faubourg Saint-Honore
ING Direct Securities, Inc.                                Inc.                            1 South Orange Street
ING Direct Services Ltd.                                   Ltd.                   100.00   111 Gordon Baker Road, 9th Floor
ING DUNA INGatlanhasznositc Kft                            Kft         20001447   100.00   Andrassy Ut 9

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Company name                                               Postal Code    City                         Country
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
ING Asia Holdings B.V.                                     1081 KL        Amsterdam                    Netherlands
ING Asia Private Bank Limited                              104            Singapore                    Singapore
ING Asia/Pacific Limited                                   Central        Hong Kong                    Hong Kong
ING Asset Finance Belgium S.A.                             1000           Brussels                     Belgium
ING Asset Management (Singapore) Ltd.                      104 048 616    Singapore                    Singapore
ING Asset Management B.V.                                  2595 AK        Den Haag                     Netherlands
ING Asset Management Holdings B.V.                         1081 KL        Amsterdam                    Netherlands
ING Australia Holdings Ltd.                                NSW 2000       Sydney                       Australia
ING Australia Pty Limited                                  NSW 2000       Sydney                       Australia
ING Bank (Australia) Limited                               NSW 2000       Sydney                       Australia
ING Bank (Eurasia)                                         125178         Moscow                       Russia
ING Bank (France) S.A.                                     92400          Paris                        France
ING Bank (Hungary) Rt.                                     H-1134         Budapest                     Hungary
ING Bank (Luxembourg) S.A.                                 L-8010 Str     Luxemburg                    Luxemburg
ING Bank (Mexico), S.A.                                    05120          Mexico City                  Mexico
ING Bank (Schweiz) A.G.                                    CH-8022        Zurich                       Switzerland
ING Bank (Uruguay) S.A.                                    11000          Montevideo                   Uruguay
ING Bank Corporate Investments B.V.                        1102 MG        Amsterdam Zuidoost           Netherlands
ING Bank Fondsen Beheer B.V.                               1102 MG        Amsterdam Zuidoost           Netherlands
ING Bank Global Custody N.V.                               1102 MG        Amsterdam Zuidoost           Netherlands
ING Bank Global Custody UK Nominees Limited                EC2M 5TQ       London                       United Kingdom
ING Bank Hypotheken N.V.                                   2595 AS        Den Haag                     Netherlands
ING Bank Mezzaninefonds B.V.                               1102 MG        Amsterdam                    Netherlands
ING Bank N.V.                                              1081 KL        Amsterdam                    Netherlands
ING Bank of Canada                                         M2H 3R1        Toronto                      Canada
ING Bank Participatie PPM B.V.                             1102 MG        Amsterdam Zuid-Oost          Netherlands
ING Bank Slaski S.A.                                       40-086         Katowice                     Poland
ING Bank Ukraine                                           252032         Kiev                         Ukraine
ING Bank Vastgoed Management B.V.                          1102 MG        Amsterdam                    Netherlands
ING Baring (Mexico), S.A. de C.V.                          05120          Mexico City                  Mexico
ING Baring Capital Markets (C.R.), a.s.                    186 00         Praha 8                      Czech Republic
ING Baring Employee Services Limited                       EC2M 5TQ       London                       United Kingdom
ING Baring Ertekpapir (Magyarorszag) Rt.                   1061           Budapest                     Hungary
ING Baring Far East Nominees Limited                       Central        Hong Kong                    Hong Kong
ING Baring Futures & Options (U.K.) Trustee Limited        EC4N 7EE       London                       United Kingdom
ING Baring Grupo Financiero (Mexico) S.A. de C.V.          5120           Bosques de las Lomas         Mexico
ING Baring Holding Nederland B.V.                          1081 KL        Amsterdam                    Netherlands
ING Baring Institutional & Government Advisory Services
  B.V.                                                     1102 MG        Amsterdam                    Netherlands
ING Baring International Advisers Limited                  10330          Bangkok                      Thailand
ING Baring International Pte Ltd.                          48619          Singapore                    Singapore
ING Baring Investment (Eurasia) ZAO                        125178         Moscow                       Russia
ING Baring Nominees (Singapore) Pte Ltd.                   48619          Singapore                    Singapore
ING Baring Operational Services (Taiwan) Limited                          Hong Kong                    Hong Kong
ING Baring Securities (Andean Pact) Ltda.                                 Santa Fe de Bogota           Colombia
ING Baring Securities (Eurasia) ZAO                        125178         Moscow                       Russia
ING Baring Securities (Overseas) Ltd.                                     Hong kong                    Hong Kong
ING Baring Securities (Poland) Holding B.V.                1102 MG        Amsterdam Zuidoost           Netherlands
ING Baring Securities (Romania) S.A.                                      Bucharest                    Rumania
ING Baring Securities (Slovakia), o.c.p.a.s.                              Bratislava                   Slovakia
ING Baring Securities Argentina S.A.                       1006           Buenos Aires                 Argentina
ING Baring Services (Guernsey) Limited                     EC2M 5TQ       London                       United Kingdom
ING Baring Services Limited                                EC2M 5TQ       London                       United Kingdom
ING Baring South Africa Limited                            EC2M 5TQ       London                       United Kingdom
ING Barings (Espana) S.A.                                  28014          Madrid                       Spain
ING Barings Deutschland (GmbH)                             D-60323        Frankfurt am Main            Germany
ING Barings Ecuador Casa de Valores S.A.                                  Quito                        Ecuador
ING Barings Italia SRL                                     20121          Milano                       Italy
ING Barings Limited                                        EC2M 5TQ       London                       United Kingdom
ING Barings Private Equity (China) Limited                 Central        Hong Kong                    Hong Kong
ING Barings Southern Africa Pty Limited                    2196           Sandton                      South Africa
ING Beleggingen B.V.                                       2595 AS        Den Haag                     Netherlands
ING Belgique S.A.                                          1000           Bruxelles                    Belgium
ING Bewaar Maatschappij I B.V.                             1081 KL        Amsterdam                    Netherlands
ING Bewaar Maatschappij II B.V.                            1081 KL        Amsterdam                    Netherlands
ING Bewaar Maatschappij III B.V.                           1081 KL        Amsterdam                    Netherlands
ING Bewaar Maatschappij IV B.V.                            1081 KL        Amsterdam                    Netherlands
ING Bewaar Maatschappij V B.V.                             1081 KL        Amsterdam                    Netherlands
ING Bewaar Management B.V.                                 2595 AS        den Haag                     Netherlands
ING BPE (China) Advisors Limited                           Central        Hong Kong                    Hong Kong
ING Brokers Network LLC                                    GA 30326       Atlanta (Ga.)                United States of America
ING BSK Asset Management S.A.                              00-499         Warsaw                       Poland
ING BSK Investment Funds Corporations S.A.                 00-499         Warsaw                       Poland
ING BSK Leasing S.A.                                       28-40-039      Katowice                     Poland
ING Canada Holdings, inc.                                  T2P 4W7        Calgary                      Canada
ING Canada inc.                                            QC J2S 3B3     Saint-Hyacinthe              Canada
ING Capital Advisors LLC                                   NY 10169       New York                     United States of America
ING Capital Advisors Portfolio Management Corp.            NY 10169       New York                     United States of America
ING Capital Corporation, LLC                               AZ 85258-2034  Scottsdale                   United States of America
ING Capital Funding I LLC                                                                              United States of America
ING Capital Funding II LLC                                                                             United States of America
ING Capital LLC                                            NY 10019       New York                     United States of America
ING Capital Markets LLC                                    NY 10019       New York                     United States of America
ING Capital Senior Secured High Income Fund Trust          4250, 9007     Los Angeles                  United States of America
ING Car Finance Lease Belgium                              1000           Bruxelles                    Belgium
ING Car Lease Belgium N.V.                                 B-2630         Aartselaar                   Belgium
ING Car Lease Nederland B.V.                               5216 PP        Den Bosch                    Netherlands
ING Cash Management Ltd                                    NSW 2000       Sydney                       Australia
ING CHB Security Investments & Trust Company Ltd.          110            Taipei                       Taiwan
ING Chile S.A.                                                            Santiago de Chile            Chile
ING Clarion Partners Holdings, Inc.                        NY 10017       New York                     United States of America
ING Clarion Realty Services Holdings, Inc                  NY 10017       New York                     United States of America
ING Computer Lease Belgium S.A.                            1000           Bruxelles                    Belgium
ING Contact Center Belgium S.A.                            1000           Brussels                     Belgium
ING Continental Europe Holdings B.V.                       1081 KL        Amsterdam                    Netherlands
ING Core Point Associates LLC                              NC 28202       Charlotte                    United States of America
ING Core Point Holdings LLC                                NC 28202       Charlotte                    United States of America
ING Corporacion Financiera S.A.                                           Bogota                       Colombia
ING Corporate Advisory (Australia) Pty Limited             NSW 2000       Sydney                       Australia
ING Corporate Advisory (Malaysia) Sdn. Bhd                 50250          Kuala Lumpur                 Malaysia
ING Corporate Real Estate B.V.                             2595 AS        Den Haag                     Netherlands
ING Corporate Services Pty Ltd.                            NSW 2000       Sydney                       Australia
ING CRA Real Estate Securities Holdings, Inc               NY 10017       New York                     United States of America
ING CRE Zuiderhof B.V.                                     2595 AS        Den Haag                     Netherlands
ING Credito Hipotecario S.A.                                              Santiago de Chile            Chile
ING Custodians Pty Limited                                 NSW 2000       Sydney                       Australia
ING Data Chile S.A.                                                       Santiago de Chile            Chile
ING Deelnemingen B.V.                                      1081 KL        Amsterdam                    Netherlands
ING Derivatives (London) Limited                           EC4N 7EE       London                       United Kingdom
ING Direct (UK) N.V.                                       2132 MS        Hoofddorp                    Netherlands
ING Direct Funds Limited                                   M2H 3R1        Toronto                      Canada
ING Direct N.V.                                            1081 KL        Amsterdam                    Netherlands
ING Direct S.A.                                            75008          Paris                        France
ING Direct Securities, Inc.                                DE 19801       Wilmington, Delaware         United States of America
ING Direct Services Ltd.                                   M2H 3R1        Toronto                      Canada
ING DUNA INGatlanhasznositc Kft                            1061           Budapest                     Hungary

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Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
ING Asia Holdings B.V.                                     Holding
ING Asia Private Bank Limited                              General Bank
ING Asia/Pacific Limited                                   Holding
ING Asset Finance Belgium S.A.                             Lease
ING Asset Management (Singapore) Ltd.                      Financial Services
ING Asset Management B.V.                                  Asset Management
ING Asset Management Holdings B.V.                         Holding
ING Australia Holdings Ltd.                                Holding
ING Australia Pty Limited                                  Holding
ING Bank (Australia) Limited                               General Bank
ING Bank (Eurasia)                                         Stockbrokerage
ING Bank (France) S.A.                                     General Bank
ING Bank (Hungary) Rt.                                     General Bank
ING Bank (Luxembourg) S.A.                                 General Bank
ING Bank (Mexico), S.A.                                    General Bank
ING Bank (Schweiz) A.G.                                    General Bank
ING Bank (Uruguay) S.A.                                    General Bank
ING Bank Corporate Investments B.V.                        Holding
ING Bank Fondsen Beheer B.V.                               Investment Advisory
ING Bank Global Custody N.V.                               Custody
ING Bank Global Custody UK Nominees Limited                Custody
ING Bank Hypotheken N.V.                                   Hypotheek/Mortgage bank
ING Bank Mezzaninefonds B.V.                               Venture Capital
ING Bank N.V.                                              General Bank
ING Bank of Canada                                         General Bank
ING Bank Participatie PPM B.V.                             Venture Capital
ING Bank Slaski S.A.                                       General Bank
ING Bank Ukraine                                           General Bank
ING Bank Vastgoed Management B.V.                          Management Company (general)
ING Baring (Mexico), S.A. de C.V.                          General Bank
ING Baring Capital Markets (C.R.), a.s.                    Stockbrokerage
ING Baring Employee Services Limited                       Service Company
ING Baring Ertekpapir (Magyarorszag) Rt.                   Stockbrokerage
ING Baring Far East Nominees Limited                       Trust Company
ING Baring Futures & Options (U.K.) Trustee Limited        Custody
ING Baring Grupo Financiero (Mexico) S.A. de C.V.          Brokerage
ING Baring Holding Nederland B.V.                          Holding
ING Baring Institutional & Government Advisory Services
  B.V.                                                     Consultancy
ING Baring International Advisers Limited                  Investment Consultant
ING Baring International Pte Ltd.                          Service Company
ING Baring Investment (Eurasia) ZAO                        Stockbrokerage
ING Baring Nominees (Singapore) Pte Ltd.                   Trust Company
ING Baring Operational Services (Taiwan) Limited           Stockbrokerage
ING Baring Securities (Andean Pact) Ltda.                  Investment Consultant
ING Baring Securities (Eurasia) ZAO                        Stockbrokerage
ING Baring Securities (Overseas) Ltd.                      Stockbrokerage
ING Baring Securities (Poland) Holding B.V.                Holding
ING Baring Securities (Romania) S.A.                       Stockbrokerage
ING Baring Securities (Slovakia), o.c.p.a.s.               Stockbrokerage
ING Baring Securities Argentina S.A.                       Stockbrokerage
ING Baring Services (Guernsey) Limited                     Service Company
ING Baring Services Limited                                Service Company
ING Baring South Africa Limited                            Stockbrokerage
ING Barings (Espana) S.A.                                  Financial Services
ING Barings Deutschland (GmbH)                             Investment Bank
ING Barings Ecuador Casa de Valores S.A.                   Stockbrokerage
ING Barings Italia SRL                                     Brokerage
ING Barings Limited                                        Stockbrokerage
ING Barings Private Equity (China) Limited                 Holding
ING Barings Southern Africa Pty Limited                    Stockbrokerage
ING Beleggingen B.V.                                       Holding
ING Belgique S.A.                                          General Bank
ING Bewaar Maatschappij I B.V.                             Custody
ING Bewaar Maatschappij II B.V.                            Custody
ING Bewaar Maatschappij III B.V.                           Custody
ING Bewaar Maatschappij IV B.V.                            Custody
ING Bewaar Maatschappij V B.V.                             Custody
ING Bewaar Management B.V.                                 Custody
ING BPE (China) Advisors Limited                           Holding
ING Brokers Network LLC                                    Holding
ING BSK Asset Management S.A.                              Asset Management
ING BSK Investment Funds Corporations S.A.                 Asset Management
ING BSK Leasing S.A.                                       Lease
ING Canada Holdings, inc.                                  Holding
ING Canada inc.                                            Holding
ING Capital Advisors LLC                                   Investment Services
ING Capital Advisors Portfolio Management Corp.            Financial Services
ING Capital Corporation, LLC                               Holding
ING Capital Funding I LLC                                  Funding
ING Capital Funding II LLC                                 Funding
ING Capital LLC                                            Custody
ING Capital Markets LLC                                    Brokerage
ING Capital Senior Secured High Income Fund Trust          Investment Fund
ING Car Finance Lease Belgium                              Financial Services
ING Car Lease Belgium N.V.                                 Lease
ING Car Lease Nederland B.V.                               Lease
ING Cash Management Ltd                                    Cash Management
ING CHB Security Investments & Trust Company Ltd.          Mutual Fund Operator
ING Chile S.A.                                             Financial Services
ING Clarion Partners Holdings, Inc.                        Holding
ING Clarion Realty Services Holdings, Inc                  Holding
ING Computer Lease Belgium S.A.                            Lease
ING Contact Center Belgium S.A.                            Service Company
ING Continental Europe Holdings B.V.                       Holding
ING Core Point Associates LLC                              Asset Management
ING Core Point Holdings LLC                                Asset Management
ING Corporacion Financiera S.A.                            General Bank
ING Corporate Advisory (Australia) Pty Limited             Corporate Finance
ING Corporate Advisory (Malaysia) Sdn. Bhd                 Corporate Finance
ING Corporate Real Estate B.V.                             Management Company (general)
ING Corporate Services Pty Ltd.                            Real Estate: General
ING CRA Real Estate Securities Holdings, Inc               Investment Adviser
ING CRE Zuiderhof B.V.                                     Real Estate Management
ING Credito Hipotecario S.A.                               Financial Services
ING Custodians Pty Limited                                 Custody
ING Data Chile S.A.                                        Financial Services
ING Deelnemingen B.V.                                      Holding
ING Derivatives (London) Limited                           F&O Brokerage
ING Direct (UK) N.V.                                       Financial Services
ING Direct Funds Limited                                   Investment Advisory
ING Direct N.V.                                            Financial Services
ING Direct S.A.                                            Financial Services
ING Direct Securities, Inc.                                Stockbrokerage
ING Direct Services Ltd.                                   Services Company
ING DUNA INGatlanhasznositc Kft                            Real Estate Management

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Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Asia Holdings B.V.                                     ING Insurance International B.V.                                100.00
ING Asia Private Bank Limited                              ING Bank N.V.                                                   100.00
ING Asia/Pacific Limited                                   ING Insurance International B.V.                                 99.00
ING Asset Finance Belgium S.A.                             ING Lease Belgium S.A.                                          100.00
ING Asset Management (Singapore) Ltd.                      ING Merchant Bank (Singapore) Limited                           100.00
ING Asset Management B.V.                                  ING Investment Management (Europe) B.V.                         100.00
ING Asset Management Holdings B.V.                         ING Verzekeringen N.V.                                          100.00
ING Australia Holdings Ltd.                                ING Insurance International B.V.                                100.00
ING Australia Pty Limited                                  ING Australia Holdings Ltd.                                      51.00
ING Bank (Australia) Limited                               ING Bank N.V.                                                   100.00
ING Bank (Eurasia)                                         ING Bank N.V.                                                   100.00
ING Bank (France) S.A.                                     ING Belgique S.A.                                               100.00
ING Bank (Hungary) Rt.                                     ING Bank N.V.                                                   100.00
ING Bank (Luxembourg) S.A.                                 ING Verwaltung (Deutschland) Gmbh A.G.                          100.00
ING Bank (Mexico), S.A.                                    ING Baring Grupo Financiero (Mexico) S.A. de C.V.               100.00
ING Bank (Schweiz) A.G.                                    ING Bank N.V.                                                   100.00
ING Bank (Uruguay) S.A.                                    ING Bank N.V.                                                   100.00
ING Bank Corporate Investments B.V.                        ING Bank N.V.                                                   100.00
ING Bank Fondsen Beheer B.V.                               ING Bank N.V.                                                   100.00
ING Bank Global Custody N.V.                               ING Bank N.V.                                                   100.00
ING Bank Global Custody UK Nominees Limited                ING Bank N.V.                                                   100.00
ING Bank Hypotheken N.V.                                   Utrechtse Hypotheekbank N.V.                                    100.00
ING Bank Mezzaninefonds B.V.                               ING Bank Corporate Investments B.V.                             100.00
ING Bank N.V.                                              ING Groep N.V.                                                  100.00
ING Bank of Canada                                         ING Direct N.V.                                                 100.00
ING Bank Participatie PPM B.V.                             ING Bank Corporate Investments B.V.                             100.00
ING Bank Slaski S.A.                                       ING Bank N.V.                                                    54.98
ING Bank Ukraine                                           ING Bank N.V.                                                   100.00
ING Bank Vastgoed Management B.V.                          ING Private Banking Beheer B.V.                                 100.00
ING Baring (Mexico), S.A. de C.V.                          ING Baring Grupo Financiero (Mexico) S.A. de C.V.               100.00
ING Baring Capital Markets (C.R.), a.s.                    ING Bank N.V.                                                   100.00
ING Baring Employee Services Limited                       ING Baring Holding Nederland B.V.                               100.00
ING Baring Ertekpapir (Magyarorszag) Rt.                   ING Bank N.V.                                                   100.00
ING Baring Far East Nominees Limited                       ING Securities Ltd                                              100.00
ING Baring Futures & Options (U.K.) Trustee Limited        ING BARING FUTURES & OPTIONS (U.K.) LIMITED                     100.00
ING Baring Grupo Financiero (Mexico) S.A. de C.V.          ING (U.S.) Financial Services Corporation                       100.00
ING Baring Holding Nederland B.V.                          ING Bank N.V.                                                   100.00
ING Baring Institutional & Government Advisory Services
  B.V.                                                     ING Bank N.V.                                                   100.00
ING Baring International Advisers Limited                  Baring Brothers Limited                                          48.60
ING Baring International Pte Ltd.                          ING International Holdings Limited                              100.00
ING Baring Investment (Eurasia) ZAO                        ING Bank N.V.                                                   100.00
ING Baring Nominees (Singapore) Pte Ltd.                   ING Securities (Singapore) Pte Ltd                              100.00
ING Baring Operational Services (Taiwan) Limited           ING International Holdings Limited                              100.00
ING Baring Securities (Andean Pact) Ltda.                  ING Corporacion Financiera ING S.A.                              77.29
ING Baring Securities (Eurasia) ZAO                        ING Bank N.V.                                                    95.00
ING Baring Securities (Overseas) Ltd.                      ING UK Holdings Limited                                         100.00
ING Baring Securities (Poland) Holding B.V.                ING Bank N.V.                                                   100.00
ING Baring Securities (Romania) S.A.                       ING Bank N.V.                                                   100.00
ING Baring Securities (Slovakia), o.c.p.a.s.               ING Bank N.V.                                                   100.00
ING Baring Securities Argentina S.A.                       ING (International) Limited                                     100.00
ING Baring Services (Guernsey) Limited                     ING Baring Holding Nederland B.V.                               100.00
ING Baring Services Limited                                Baring Brothers Limited                                         100.00
ING Baring South Africa Limited                            ING International Holdings Limited                              100.00
ING Barings (Espana) S.A.                                  ING UK Corporate Finance Holdings Limited                       100.00
ING Barings Deutschland (GmbH)                             Barings C.F. Holdings Limited                                   100.00
ING Barings Ecuador Casa de Valores S.A.                   ING Bank N.V.                                                   100.00
ING Barings Italia SRL                                     ING UK Corporate Finance Holdings Limited                        95.00
ING Barings Limited                                        ING Intermediate Holdings Limited                               100.00
ING Barings Private Equity (China) Limited                 Baring Private Equity Partners (China) Limited                  100.00
ING Barings Southern Africa Pty Limited                    ING Baring South Africa Limited                                 100.00
ING Beleggingen B.V.                                       ING Bank N.V.                                                   100.00
ING Belgique S.A.                                          ING Bank N.V.                                                    99.05
ING Bewaar Maatschappij I B.V.                             ING Investment Management Holdings N.V.                         100.00
ING Bewaar Maatschappij II B.V.                            ING Investment Management Holdings N.V.                         100.00
ING Bewaar Maatschappij III B.V.                           Nationale Nederlanden Interfinance B.V.                         100.00
ING Bewaar Maatschappij IV B.V.                            ING Investment Management Holdings N.V.                         100.00
ING Bewaar Maatschappij V B.V.                             ING Investment Management Holdings N.V.                         100.00
ING Bewaar Management B.V.                                 ING Vastgoed B.V.                                               100.00
ING BPE (China) Advisors Limited                           Baring Private Equity Partners (China) Limited                  100.00
ING Brokers Network LLC                                    ING America Insurance Holdings, Inc.                            100.00
ING BSK Asset Management S.A.                              ING Bank Slaski S.A.                                             50.00
ING BSK Investment Funds Corporations S.A.                 ING BSK Asset Management S.A.                                   100.00
ING BSK Leasing S.A.                                       ING Bank Slaski S.A.                                            100.00
ING Canada Holdings, inc.                                  ING Insurance International B.V.                                100.00
ING Canada inc.                                            ING Canada Holdings, Inc.                                       100.00
ING Capital Advisors LLC                                   ING Financial Holdings Corporation                              100.00
ING Capital Advisors Portfolio Management Corp.            ING Capital Advisors LLC                                         90.00
ING Capital Corporation, LLC                               Lion Connecticut Holdings Inc.                                  100.00
ING Capital Funding I LLC                                  ING Groep N.V.                                                  100.00
ING Capital Funding II LLC                                 ING Groep N.V.                                                  100.00
ING Capital LLC                                            ING Financial Holdings Corporation                              100.00
ING Capital Markets LLC                                    ING Financial Holdings Corporation                              100.00
ING Capital Senior Secured High Income Fund Trust          ING Capital Advisors LLC                                        100.00
ING Car Finance Lease Belgium                              ING Lease Belgium S.A.                                          100.00
ING Car Lease Belgium N.V.                                 ING Car Lease Nederland B.V.                                    100.00
ING Car Lease Nederland B.V.                               ING Lease Holding N.V.                                          100.00
ING Cash Management Ltd                                    ING (NZ) Ltd                                                    100.00
ING CHB Security Investments & Trust Company Ltd.          ING Bank N.V.                                                    54.60
ING Chile S.A.                                             ING S.A.                                                        100.00
ING Clarion Partners Holdings, Inc.                        ING REI Clarion Holding, Inc.                                   100.00
ING Clarion Realty Services Holdings, Inc                  ING REI Clarion Holding, Inc.                                   100.00
ING Computer Lease Belgium S.A.                            EMG S.A.                                                         74.99
ING Contact Center Belgium S.A.                            ING Belgique S.A.                                               100.00
ING Continental Europe Holdings B.V.                       ING Insurance International B.V.                                100.00
ING Core Point Associates LLC                              ING Core Point Holdings LLC                                      50.00
ING Core Point Holdings LLC                                ING Furman Selz Asset Management LLC                            100.00
ING Corporacion Financiera S.A.                            ING Bank N.V.                                                   100.00
ING Corporate Advisory (Australia) Pty Limited             ING Baring Holding Nederland B.V.                               100.00
ING Corporate Advisory (Malaysia) Sdn. Bhd                 ING Securities (Singapore) Pte Ltd                              100.00
ING Corporate Real Estate B.V.                             ING Vastgoed B.V.                                               100.00
ING Corporate Services Pty Ltd.                            ING Australia Holdings Ltd.                                     100.00
ING CRA Real Estate Securities Holdings, Inc               ING REI Clarion Holding, Inc.                                    99.00
ING CRE Zuiderhof B.V.                                     ING Vastgoed Belegging B.V.                                      98.63
ING Credito Hipotecario S.A.                               ING S.A.                                                        100.00
ING Custodians Pty Limited                                 ING Life Limited                                                100.00
ING Data Chile S.A.                                        ING S.A.                                                        100.00
ING Deelnemingen B.V.                                      ING Groep N.V.                                                  100.00
ING Derivatives (London) Limited                           ING Bank N.V.                                                   100.00
ING Direct (UK) N.V.                                       ING Direct N.V.                                                 100.00
ING Direct Funds Limited                                   ING Bank of Canada                                              100.00
ING Direct N.V.                                            ING Bank N.V.                                                   100.00
ING Direct S.A.                                            ING Securities Bank S.A.                                        100.00
ING Direct Securities, Inc.
ING Direct Services Ltd.                                   ING Bank of Canada                                              100.00
ING DUNA INGatlanhasznositc Kft                            ING Bank N.V.                                                   100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Asia Holdings B.V.
ING Asia Private Bank Limited
ING Asia/Pacific Limited                                   Nationale-Nederlanden Intertrust B.V.                        1.00
ING Asset Finance Belgium S.A.
ING Asset Management (Singapore) Ltd.
ING Asset Management B.V.
ING Asset Management Holdings B.V.
ING Australia Holdings Ltd.
ING Australia Pty Limited
ING Bank (Australia) Limited
ING Bank (Eurasia)
ING Bank (France) S.A.
ING Bank (Hungary) Rt.
ING Bank (Luxembourg) S.A.
ING Bank (Mexico), S.A.
ING Bank (Schweiz) A.G.
ING Bank (Uruguay) S.A.
ING Bank Corporate Investments B.V.
ING Bank Fondsen Beheer B.V.
ING Bank Global Custody N.V.
ING Bank Global Custody UK Nominees Limited
ING Bank Hypotheken N.V.
ING Bank Mezzaninefonds B.V.
ING Bank N.V.
ING Bank of Canada
ING Bank Participatie PPM B.V.
ING Bank Slaski S.A.
ING Bank Ukraine
ING Bank Vastgoed Management B.V.
ING Baring (Mexico), S.A. de C.V.
ING Baring Capital Markets (C.R.), a.s.
ING Baring Employee Services Limited
ING Baring Ertekpapir (Magyarorszag) Rt.
ING Baring Far East Nominees Limited
ING Baring Futures & Options (U.K.) Trustee Limited
ING Baring Grupo Financiero (Mexico) S.A. de C.V.
ING Baring Holding Nederland B.V.
ING Baring Institutional & Government Advisory Services
  B.V.
ING Baring International Advisers Limited
ING Baring International Pte Ltd.
ING Baring Investment (Eurasia) ZAO
ING Baring Nominees (Singapore) Pte Ltd.
ING Baring Operational Services (Taiwan) Limited
ING Baring Securities (Andean Pact) Ltda.                  ING (International) Ltd.                                    22.71
ING Baring Securities (Eurasia) ZAO                        Management Services ING Bank B.V.                            5.00
ING Baring Securities (Overseas) Ltd.
ING Baring Securities (Poland) Holding B.V.
ING Baring Securities (Romania) S.A.
ING Baring Securities (Slovakia), o.c.p.a.s.
ING Baring Securities Argentina S.A.
ING Baring Services (Guernsey) Limited
ING Baring Services Limited
ING Baring South Africa Limited
ING Barings (Espana) S.A.
ING Barings Deutschland (GmbH)
ING Barings Ecuador Casa de Valores S.A.
ING Barings Italia SRL
ING Barings Limited
ING Barings Private Equity (China) Limited
ING Barings Southern Africa Pty Limited
ING Beleggingen B.V.
ING Belgique S.A.
ING Bewaar Maatschappij I B.V.
ING Bewaar Maatschappij II B.V.
ING Bewaar Maatschappij III B.V.
ING Bewaar Maatschappij IV B.V.
ING Bewaar Maatschappij V B.V.
ING Bewaar Management B.V.
ING BPE (China) Advisors Limited
ING Brokers Network LLC
ING BSK Asset Management S.A.                              ING Bank N.V.                                               50.00
ING BSK Investment Funds Corporations S.A.
ING BSK Leasing S.A.
ING Canada Holdings, inc.
ING Canada inc.
ING Capital Advisors LLC
ING Capital Advisors Portfolio Management Corp.            ING PM LLC                                                  10.00
ING Capital Corporation, LLC
ING Capital Funding I LLC
ING Capital Funding II LLC
ING Capital LLC
ING Capital Markets LLC
ING Capital Senior Secured High Income Fund Trust
ING Car Finance Lease Belgium
ING Car Lease Belgium N.V.
ING Car Lease Nederland B.V.
ING Cash Management Ltd
ING CHB Security Investments & Trust Company Ltd.          ING Insurance International B.V.                            25.00
ING Chile S.A.
ING Clarion Partners Holdings, Inc.
ING Clarion Realty Services Holdings, Inc
ING Computer Lease Belgium S.A.
ING Contact Center Belgium S.A.
ING Continental Europe Holdings B.V.
ING Core Point Associates LLC
ING Core Point Holdings LLC
ING Corporacion Financiera S.A.
ING Corporate Advisory (Australia) Pty Limited
ING Corporate Advisory (Malaysia) Sdn. Bhd
ING Corporate Real Estate B.V.
ING Corporate Services Pty Ltd.
ING CRA Real Estate Securities Holdings, Inc               ING Clarion Realty Services Holdings, Inc                    1.00
ING CRE Zuiderhof B.V.                                     Corpovea B.V.                                                1.37
ING Credito Hipotecario S.A.
ING Custodians Pty Limited
ING Data Chile S.A.
ING Deelnemingen B.V.
ING Derivatives (London) Limited
ING Direct (UK) N.V.
ING Direct Funds Limited
ING Direct N.V.
ING Direct S.A.
ING Direct Securities, Inc.
ING Direct Services Ltd.
ING DUNA INGatlanhasznositc Kft

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                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
ING Dutch Office Fund for Developments Beheer Mij. B.V.    B.V.        50000783   100.00   Schenkkade 65
ING Dutch Office Fund for Developments Bewaar Mij. B.V.    B.V.        50000413   100.00   Schenkkade 65
ING Dutch Office Fund Management B.V.                      B.V.        40000156   100.00   Schenkkade 65
ING Dutch Office Fund N.V.                                 N.V.        40000153   100.00   Schenkkade 65
ING Dutch Residential Fund for Developments Beheer Mij.
  B.V.                                                     B.V.        50000784   100.00   Schenkkade 65
ING Dutch Residential Fund for Developments Bewaar Mij.
  B.V.                                                     B.V.        50000782   100.00   Schenkkade 65
ING Dutch Residential Fund Management B.V.                 B.V.        40000154   100.00   Schenkkade 65
ING Dutch Residential Fund N.V.                            N.V.        40000152   100.00   Schenkkade 65
ING Dutch Retail Fund for Developments Beheer Mij. B.V.    B.V.        50000781   100.00   Schenkkade 65
ING Dutch Retail Fund for Developments Bewaar Mij. B.V.    B.V.        50000780   100.00   Schenkkade 65
ING Dutch Retail Fund Management B.V.                      B.V.        20001007   100.00   Schenkkade 65
ING Dutch Retail Fund N.V.                                 N.V.        40000127    80.41   Schenkkade 65
ING Emerging Markets Investors LLC                         Inc.        20001725   100.00   1325 Avenue of the Americas
ING Employee Benefits S.p.A                                S.p.A.      50000957   100.00   Via Tortona, 33
ING Employee Benefits Sdn. Bhd                             Berhad      50001033   100.00   9&10F, Menara ING, 84 Jalan Raja Chulan
ING Empreendimentos e Participacaos Ltda.                  Ltd.a       20000172   100.00   Avenida Almirante, Barosso, 52 Guipo 3302
ING Equipment Lease Belgium S.A                            N.V.        50000677   100.00   Avenue de Cortenbergh 71
ING Equity Holdings, Inc.                                  Inc.                   100.00   230 Park Avenue
ING Equity Partners I, L.P.                                Ltd.        20001698    99.25   230 Park Avenue
ING Farm Finance (June) Limited                            Ltd.        20001689   100.00   Apex Court, Camphill Road
ING Farm Finance (March) Limited                           Ltd.        20001688   100.00   Apex Court, Camphill Road
ING Farm Finance (September) Limited                       Ltd.        20001690   100.00   Apex Court, Camphill Road
ING Farm Finance Limited                                   Ltd.        20000659   100.00   Apex Court, Camphill Road
ING Finance (France) S.A.                                  S.A.        20001260   100.00   49 Avenue d'Iena
ING Finance (Ireland) Ltd.                                 Ltd.        20001679   100.00   1st Floor, Fitzwilton House, Wilton
ING Finance LLC                                            LLC         20001732   100.00   1325 Avenue of the Americas
ING Financial Advisers, LLC                                LLC         50000456   100.00   151 Farmington Avenue
ING Financial Consulting Services (Taiwan) Limited         Ltd.        50001026   100.00   7F, No. 176, Sec. 1, Keelung Road
ING Financial Holdings Corporation                         Corp.       20001500   100.00   1325 Avenue of the Americas
ING Financial Limited                                      Ltd.        50001047   100.00   1101 ING Tower, 308 Des Voeux Road
ING Financial Markets LLC                                  LLC         20001840   100.00   1325 Avenue of the Americas
ING Financial Partners, Inc.                               Inc.        50000222   100.00   909 Locust Street
ING Financial Services Corporation                         Corp.       20000984   100.00   1325 Avenue of the Americas
ING Financial Services International (Asia) Ltd.           Ltd.        10000095   100.00   39th floor, 1 Harbour View Street
ING Finanzberatungs- und Leasing GmbH                      GmbH        20000869   100.00   Neuermarkt 2
ING Fondos De Inversion S.A.                               S.A.                   100.00   7th Floor, Suecia 211, Provedencia
ING Forex Corporation                                      Corp        20001726   100.00   8/F Tower One, Ayala Triangle, Makati
                                                                                             City
ING FS Investments III LLC                                 LLC                     94.02   230 Park Avenue
ING Fund Management B.V.                                   B.V.        10000611   100.00   Schenkkade 65
ING Funding LLC                                            Corp.       20001065   100.00   1325 Avenue of the Americas
ING Funds Distributor, LLC                                 LLC         50000189   100.00   7337 East Doubletree Ranch Road
ING Funds Management Ltd.                                  Ltd.        10001435    51.00   Level 13, 347 Kent Street
ING Funds Services, LLC                                    LLC         50000187   100.00   7337 East Doubletree Ranch Road
ING Furman Selz Asset Management LLC                       LLC         20001708   100.00   230 Park Avenue
ING Furman Selz Financial Services LLC                     LLC         20001843   100.00   230 Park Avenue
ING Furman Selz Investments LLC                            LLC         20001838   100.00   230 Park Avenue
ING Futures & Options (Hong Kong) Limited                  Ltd.        20001403   100.00   8th Floor, Three Exchange Square, 8
                                                                                             Connaught Place
ING Futures & Options (Singapore) Pte Ltd.                 Ltd.        20001191   100.00   20 Raffles place #14-08 ocean
ING Futures & Options (U.K.) Limited                       Ltd.        50001002   100.00   75, King William Street
ING Geldmarkt Fonds Beheer B.V.                            B.V.                   100.00   Bijlmerplein 888
ING Ghent Asset Management inc.                            Inc.        20002096   100.00   230 Park Avenue
ING Global Infrastructure Company B.V.                     B.V.        50000712   100.00   Amstelveenseweg 500
ING Groep N.V.                                             N.V.        10100000        -   Amstelveenseweg 500
ING Heart Investment Company Ltd.                          Ltd.        50001020    80.00   7F, No. 176, Sec. 1, Keelung Road
ING Immobilier Development France S.A.R.L.                 S.A.R.L.    50000466   100.00   153, Rue de Courcelles
ING Immobilier Participations France S.A.R.L.              S.A.R.L.    50000465   100.00   153, Rue de Courcelles
ING Immobilier S.A.R.L.                                    S.A.        10000582   100.00   153, Rue de Courcelles
ING India Private Limited                                  Ltd.        20001405    75.00   15 Flr. Bhavan Nariman Point
ING Industrial Custodian Pty Ltd                           Ltd.        50000371   100.00   Level 13, 347 Kent Street
ING Information Technology (Guangzhou) Limited             Ltd.        50001025   100.00   Room 2906, Peace World Plaza, 362-366,
                                                                                             Huan Shi Dong Lu
ING Inmuebles S.A.                                         S.A.        10000581   100.00
ING Insurance Agency, Inc.                                 Inc.        50000739   100.00   370 17th Street, suite 5050
ING Insurance Agency, Inc. (Massachusetts)                 Inc.        50000738   100.00   370 17th Street, suite 5050
ING Insurance Agency, Inc. (Texas)                         Inc.        50000737   100.00   370 17th Street, suite 5050
ING Insurance Berhad                                       Berhad      50001032   100.00   18th Floor, Menara ING, 84, Jalan Raja
                                                                                             Chulan
ING Insurance Chile Holdings Ltda.                         Ltda.                  100.00   7th Floor, Suecia 211, Provedencia
ING Insurance Company of America                                       50000727   100.00   5100 W. Lemon Street, Suite 213
ING Insurance Company of Canada                                        10000889   100.00   7th floor, ING Tower, 181 University
                                                                                             Avenue
ING Insurance Consultants (HongKong) Ltd.                  Ltd.        10000169   100.00   39th floor, 1 Harbour View Street,
                                                                                             Central
ING Insurance International B.V.                           B.V.        10000003   100.00   Amstelveenseweg 500
ING INSURANCE N.V.                                         N.V.        10001462   100.00   Frankrijklei 1
ING Insurance Services (Hong Kong) Limited                 Ltd.        20001061   100.00   Alexandra House 16 Chater Road
ING Insurance Services Holding Company, Inc.               Inc.        50000462   100.00   151 Farmington Avenue
ING Insurance Services of Alabama, Inc.                    Inc.        50000879   100.00   151 Farmington Avenue
ING Insurance Services of Massachusetts, Inc.              Inc.        50000461   100.00   151 Farmington Avenue
ING Insurance Services, Inc.                               Inc.        50000458   100.00   151 Farmington Avenue
ING Interinvest  s.r.o.                                    S.R.O.      50000952   100.00   Nadrazni 344/25
ING Intermediate Holdings Limited                          Ltd.        20001257   100.00   60 London Wall
ING International Financial Holdings B.V.                  B.V.        10000004   100.00   Amstelveenseweg 500
ING International Financial Holdings Craft B.V.            B.V.        10000011   100.00   Amstelveenseweg 500
ING International Holdings (Hong Kong) I Limited           Ltd.        50001046   100.00   1101 ING Tower, 308 Des Voeux Road
ING International Holdings II Limited                      Ltd.        50001043   100.00   1101 ING Tower, 308 Des Voeux Road
ING International Insurance Holdings, Inc.                 Inc.        50001055   100.00   151 Farmington Avenue
ING International Nominee Holdings, Inc.                   Inc.                   100.00   151 Farmington Avenue
ING International Peru S.A.                                S.A.                   100.00   Avenue Central, 1er, Piso 2, San Isidro
ING Investment Management (Americas) B.V.                  B.V.        10000052   100.00   Beatrixlaan 35
ING Investment Management (Asia Pacific) B.V.              B.V.        10001531   100.00   Prinses Beatrixlaan 15
ING Investment Management (Asia Pacific) Limited           Ltd.        50000748   100.00   33/F, One International Finance Centre,
                                                                                             1 Harbour View Street, Central

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
ING Dutch Office Fund for Developments Beheer Mij. B.V.    2595 AS        Den Haag                     Netherlands
ING Dutch Office Fund for Developments Bewaar Mij. B.V.    2595 AS        Den Haag                     Netherlands
ING Dutch Office Fund Management B.V.                      2595 AS        Den Haag                     Netherlands
ING Dutch Office Fund N.V.                                 2595 AS        Den Haag                     Netherlands
ING Dutch Residential Fund for Developments Beheer Mij.
  B.V.                                                     2595 AS        Den Haag                     Netherlands
ING Dutch Residential Fund for Developments Bewaar Mij.
  B.V.                                                     2595 AS        Den Haag                     Netherlands
ING Dutch Residential Fund Management B.V.                 2595 AS        Den Haag                     Netherlands
ING Dutch Residential Fund N.V.                            2595 AS        Den Haag                     Netherlands
ING Dutch Retail Fund for Developments Beheer Mij. B.V.    2595 AS        Den Haag                     Netherlands
ING Dutch Retail Fund for Developments Bewaar Mij. B.V.    2595 AS        Den Haag                     Netherlands
ING Dutch Retail Fund Management B.V.                      2595 AS        Den Haag                     Netherlands
ING Dutch Retail Fund N.V.                                 2595 AS        Den Haag                     Netherlands
ING Emerging Markets Investors LLC                         NY 10019       New York                     United States of America
ING Employee Benefits S.p.A                                20144          Milano                       Italy
ING Employee Benefits Sdn. Bhd                             50200          Kuala Lumpur                 Malaysia
ING Empreendimentos e Participacaos Ltda.                  20031-000      Rio de Janeiro               Brazil
ING Equipment Lease Belgium S.A                            1000           Brussels                     Belgium
ING Equity Holdings, Inc.                                  NY 10169       New York                     United States of America
ING Equity Partners I, L.P.                                NY 10169       New York                     United States of America
ING Farm Finance (June) Limited                            KT 14 6SQ      West Byfleet                 United Kingdom
ING Farm Finance (March) Limited                           KT 14 6SQ      West Byfleet                 United Kingdom
ING Farm Finance (September) Limited                       KT 14 6SQ      West Byfleet                 United Kingdom
ING Farm Finance Limited                                   KT 14 6SQ      West Byfleet                 United Kingdom
ING Finance (France) S.A.                                  75116          Parijs                       France
ING Finance (Ireland) Ltd.                                 2              Dublin                       Ireland
ING Finance LLC                                            NY 10169       New York                     United States of America
ING Financial Advisers, LLC                                CT 06156       Hartfort, CT                 United States of America
ING Financial Consulting Services (Taiwan) Limited         110            Taipeh                       Taiwan
ING Financial Holdings Corporation                         NY 10019       New York                     United States of America
ING Financial Limited                                      Central        Hong Kong                    Hong Kong
ING Financial Markets LLC                                  NY10019        New York                     United States of America
ING Financial Partners, Inc.                               IA 50309       Des Moines                   United States of America
ING Financial Services Corporation                         NY 10019       New York                     United States of America
ING Financial Services International (Asia) Ltd.           Central        Hong Kong                    Hong Kong
ING Finanzberatungs- und Leasing GmbH                      A-1011         Wenen                        Austria
ING Fondos De Inversion S.A.                                              Santiago de Chile            Chile
ING Forex Corporation                                      1200           Manila                       Philippines
ING FS Investments III LLC                                 NY 10169       New York                     United States of America
ING Fund Management B.V.                                   2595 AS        Den Haag                     Netherlands
ING Funding LLC                                            NY 10019       New York                     United States of America
ING Funds Distributor, LLC                                 AZ 85258-2034  Scottsdale                   United States of America
ING Funds Management Ltd.                                  NSW 2000       Sydney                       Australia
ING Funds Services, LLC                                    AZ 85258-2034  Scottsdale                   United States of America
ING Furman Selz Asset Management LLC                       NY 10169       New York                     United States of America
ING Furman Selz Financial Services LLC                     NY 10169       New York                     United States of America
ING Furman Selz Investments LLC                            NY 10169       New York                     United States of America
ING Futures & Options (Hong Kong) Limited                  Central        Hong Kong                    Hong Kong
ING Futures & Options (Singapore) Pte Ltd.                 48620          Singapore                    Singapore
ING Futures & Options (U.K.) Limited                       EC4N 7EE       London                       United Kingdom
ING Geldmarkt Fonds Beheer B.V.                            1102 MG        Amsterdam Zuidoost           Netherlands
ING Ghent Asset Management inc.                            NY 10169       New York                     United States of America
ING Global Infrastructure Company B.V.                     1081 KL        Amsterdam                    Netherlands
ING Groep N.V.                                             1081 KL        Amsterdam                    Netherlands
ING Heart Investment Company Ltd.                          100            Taipeh                       Taiwan
ING Immobilier Development France S.A.R.L.                 75017          Paris                        France
ING Immobilier Participations France S.A.R.L.              75017          Paris                        France
ING Immobilier S.A.R.L.                                    75817          Paris                        France
ING India Private Limited                                  400 021        Mumbai                       India
ING Industrial Custodian Pty Ltd                           NSW 2000       Sydney                       Australia
ING Information Technology (Guangzhou) Limited             510060         Guangzhou                    China
ING Inmuebles S.A.                                                        Barcelona                    Spain
ING Insurance Agency, Inc.                                 CO 80202       Denver (Colorado)            United States of America
ING Insurance Agency, Inc. (Massachusetts)                 CO 80202       Denver (Colorado)            United States of America
ING Insurance Agency, Inc. (Texas)                         CO 80202       Denver (Colorado)            United States of America
ING Insurance Berhad                                       50200          Kuala Lumpur                 Malaysia
ING Insurance Chile Holdings Ltda.                                        Santiago de Chile            Chile
ING Insurance Company of America                           FA 33609       Tampa                        United States of America
ING Insurance Company of Canada                            M5H 3M7        Toronto                      Canada
ING Insurance Consultants (HongKong) Ltd.                                 Hong Kong                    Hong Kong
ING Insurance International B.V.                           1081 KL        Amsterdam                    Netherlands
ING INSURANCE N.V.                                         2000           Antwerpen                    Belgium
ING Insurance Services (Hong Kong) Limited                                Hong Kong                    Hong Kong
ING Insurance Services Holding Company, Inc.               CT 06156       Hartfort, CT                 United States of America
ING Insurance Services of Alabama, Inc.                    CT 06156       Hartfort, CT                 United States of America
ING Insurance Services of Massachusetts, Inc.              CT 06156       Hartfort, CT                 United States of America
ING Insurance Services, Inc.                               CT 06156       Hartfort, CT                 United States of America
ING Interinvest  s.r.o.                                    150 00         Pague                        Czech Republic
ING Intermediate Holdings Limited                          EC2M 5TQ       London                       United Kingdom
ING International Financial Holdings B.V.                  1081 KL        Amsterdam                    Netherlands
ING International Financial Holdings Craft B.V.            1081 KL        Amsterdam                    Netherlands
ING International Holdings (Hong Kong) I Limited           Central        Hong Kong                    Hong Kong
ING International Holdings II Limited                      Central        Hong Kong                    Hong Kong
ING International Insurance Holdings, Inc.                 CT 06156       Hartfort, CT                 United States of America
ING International Nominee Holdings, Inc.                   CT 06156       Hartfort, CT                 United States of America
ING International Peru S.A.                                27             Lima                         Peru
ING Investment Management (Americas) B.V.                  2595 AK        Den Haag                     Netherlands
ING Investment Management (Asia Pacific) B.V.              2595 AK        Den Haag                     Netherlands
ING Investment Management (Asia Pacific) Limited                          Hong Kong                    Hong Kong

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
ING Dutch Office Fund for Developments Beheer Mij. B.V.    Real Estate Development
ING Dutch Office Fund for Developments Bewaar Mij. B.V.    Real Estate Management
ING Dutch Office Fund Management B.V.                      Management Company (general)
ING Dutch Office Fund N.V.                                 Real Estate Management
ING Dutch Residential Fund for Developments Beheer Mij.
  B.V.                                                     Real Estate Development
ING Dutch Residential Fund for Developments Bewaar Mij.
  B.V.                                                     Real Estate Development
ING Dutch Residential Fund Management B.V.                 Management Company (general)
ING Dutch Residential Fund N.V.                            Real Estate Management
ING Dutch Retail Fund for Developments Beheer Mij. B.V.    Real Estate Development
ING Dutch Retail Fund for Developments Bewaar Mij. B.V.    Real Estate Development
ING Dutch Retail Fund Management B.V.                      Management Company (general)
ING Dutch Retail Fund N.V.                                 Real Estate Exploitation
ING Emerging Markets Investors LLC                         Investment Services
ING Employee Benefits S.p.A                                Employee Benefits
ING Employee Benefits Sdn. Bhd                             Insurance: Health
ING Empreendimentos e Participacaos Ltda.                  Holding
ING Equipment Lease Belgium S.A                            Lease
ING Equity Holdings, Inc.                                  Investment Services
ING Equity Partners I, L.P.                                Investment Fund
ING Farm Finance (June) Limited                            Finance Company
ING Farm Finance (March) Limited                           Finance Company
ING Farm Finance (September) Limited                       Finance Company
ING Farm Finance Limited                                   Lease
ING Finance (France) S.A.                                  Investment Bank
ING Finance (Ireland) Ltd.                                 General Bank
ING Finance LLC                                            Holding
ING Financial Advisers, LLC                                Brokerage
ING Financial Consulting Services (Taiwan) Limited         Investment Advisory
ING Financial Holdings Corporation                         Holding
ING Financial Limited                                      Financial Services
ING Financial Markets LLC                                  Brokerage
ING Financial Partners, Inc.                               Broker
ING Financial Services Corporation                         Service Company
ING Financial Services International (Asia) Ltd.           Financial Services
ING Finanzberatungs- und Leasing GmbH                      Finance Company
ING Fondos De Inversion S.A.                               Financial Services
ING Forex Corporation                                      General Bank
ING FS Investments III LLC                                 Investment Advisory
ING Fund Management B.V.                                   Fund Management
ING Funding LLC                                            Funding
ING Funds Distributor, LLC                                 Broker
ING Funds Management Ltd.                                  Fund Management
ING Funds Services, LLC                                    Financial Services
ING Furman Selz Asset Management LLC                       Holding
ING Furman Selz Financial Services LLC                     Stockbrokerage
ING Furman Selz Investments LLC                            Holding
ING Futures & Options (Hong Kong) Limited                  Dormant
ING Futures & Options (Singapore) Pte Ltd.                 Dormant
ING Futures & Options (U.K.) Limited                       F&O brokerage
ING Geldmarkt Fonds Beheer B.V.                            Holding
ING Ghent Asset Management inc.                            Investment Advisory
ING Global Infrastructure Company B.V.                     Services Company
ING Groep N.V.                                             Holding
ING Heart Investment Company Ltd.                          Holding
ING Immobilier Development France S.A.R.L.                 Real Estate Development
ING Immobilier Participations France S.A.R.L.              Real Estate Holding
ING Immobilier S.A.R.L.                                    Real Estate Exploitation
ING India Private Limited                                  Dormant
ING Industrial Custodian Pty Ltd                           Custody
ING Information Technology (Guangzhou) Limited             Information Technology
ING Inmuebles S.A.                                         Real Estate: General
ING Insurance Agency, Inc.                                 Insurance broker
ING Insurance Agency, Inc. (Massachusetts)                 Insurance broker
ING Insurance Agency, Inc. (Texas)                         Insurance broker
ING Insurance Berhad                                       Insurance: General
ING Insurance Chile Holdings Ltda.                         Holding
ING Insurance Company of America                           Life Insurance
ING Insurance Company of Canada                            Financial Services
ING Insurance Consultants (HongKong) Ltd.                  Insurance Broker
ING Insurance International B.V.                           Holding
ING INSURANCE N.V.                                         Insurance: General
ING Insurance Services (Hong Kong) Limited                 Insurance Broker
ING Insurance Services Holding Company, Inc.               Holding
ING Insurance Services of Alabama, Inc.                    Insurance broker
ING Insurance Services of Massachusetts, Inc.              Insurance broker
ING Insurance Services, Inc.                               Insurance broker
ING Interinvest  s.r.o.                                    Financial Services
ING Intermediate Holdings Limited                          Holding
ING International Financial Holdings B.V.                  Holding
ING International Financial Holdings Craft B.V.            Holding
ING International Holdings (Hong Kong) I Limited           Holding
ING International Holdings II Limited
ING International Insurance Holdings, Inc.                 Holding
ING International Nominee Holdings, Inc.                   Holding
ING International Peru S.A.                                Holding
ING Investment Management (Americas) B.V.                  Asset Management
ING Investment Management (Asia Pacific) B.V.              Fund Management
ING Investment Management (Asia Pacific) Limited           Investment Management

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Dutch Office Fund for Developments Beheer Mij. B.V.    ING Vastgoed Asset Management B.V.                              100.00
ING Dutch Office Fund for Developments Bewaar Mij. B.V.    ING Vastgoed B.V.                                               100.00
ING Dutch Office Fund Management B.V.                      ING Vastgoed Asset Management B.V.                              100.00
ING Dutch Office Fund N.V.                                 ING Vastgoed Belegging B.V.                                     100.00
ING Dutch Residential Fund for Developments Beheer Mij.
  B.V.                                                     ING Vastgoed Asset Management B.V.                              100.00
ING Dutch Residential Fund for Developments Bewaar Mij.
  B.V.                                                     ING Vastgoed B.V.                                               100.00
ING Dutch Residential Fund Management B.V.                 ING Vastgoed B.V.                                               100.00
ING Dutch Residential Fund N.V.                            ING Vastgoed Asset Management B.V.                              100.00
ING Dutch Retail Fund for Developments Beheer Mij. B.V.    ING Vastgoed Asset Management B.V.                              100.00
ING Dutch Retail Fund for Developments Bewaar Mij. B.V.    ING Vastgoed B.V.                                               100.00
ING Dutch Retail Fund Management B.V.                      ING Vastgoed B.V.                                               100.00
ING Dutch Retail Fund N.V.                                 ING Vastgoed Ontwikkeling B.V.                                   80.41
ING Emerging Markets Investors LLC                         ING (U.S.) Capital Investors Holdings, Inc.                     100.00
ING Employee Benefits S.p.A                                ING Sviluppo Finanziaria S.p.A.                                  90.00
ING Employee Benefits Sdn. Bhd                             ING Management Holdings (Malaysia) Sdn. Bhd.                    100.00
ING Empreendimentos e Participacaos Ltda.                  ING Bank N.V.                                                   100.00
ING Equipment Lease Belgium S.A                            ING Lease Belgium S.A.                                          100.00
ING Equity Holdings, Inc.                                  ING Furman Selz Asset Management LLC                            100.00
ING Equity Partners I, L.P.                                ING Equity Holdings, Inc.                                        99.25
ING Farm Finance (June) Limited                            ING Farm Finance Limited                                        100.00
ING Farm Finance (March) Limited                           ING Farm Finance Limited                                        100.00
ING Farm Finance (September) Limited                       ING Farm Finance Limited                                        100.00
ING Farm Finance Limited                                   ING Lease (UK) Limited                                          100.00
ING Finance (France) S.A.                                  ING UK Corporate Finance Holdings Limited                       100.00
ING Finance (Ireland) Ltd.                                 ING Bank N.V.                                                   100.00
ING Finance LLC                                            ING Financial Holdings Corporation                              100.00
ING Financial Advisers, LLC                                ING Life Insurance and Annuity Company                          100.00
ING Financial Consulting Services (Taiwan) Limited         ING International Insurance Holdings, Inc.                       80.00
ING Financial Holdings Corporation                         ING Bank N.V.                                                   100.00
ING Financial Limited                                      ING Life Insurance Company (Bermuda) Ltd.                       100.00
ING Financial Markets LLC                                  ING Financial Holdings Corporation                              100.00
ING Financial Partners, Inc.                               Lion Connecticut Holdings Inc.                                  100.00
ING Financial Services Corporation                         ING Financial Holdings Corporation                              100.00
ING Financial Services International (Asia) Ltd.           ING Insurance International B.V.                                100.00
ING Finanzberatungs- und Leasing GmbH                      ING Bank N.V.                                                   100.00
ING Fondos De Inversion S.A.                               ING S.A.                                                        100.00
ING Forex Corporation                                      ING Bank N.V.                                                   100.00
ING FS Investments III LLC                                 ING Furman Selz Asset Management LLC                             94.02
ING Fund Management B.V.                                   ING Investment Management (Europe) B.V.                         100.00
ING Funding LLC                                            ING Financial Holdings Corporation                              100.00
ING Funds Distributor, LLC                                 ING Funds Services, LLC                                         100.00
ING Funds Management Ltd.                                  ING Australia Pty Limited                                        51.00
ING Funds Services, LLC                                    ING Capital Corporation, LLC                                    100.00
ING Furman Selz Asset Management LLC                       ING Financial Holdings Corporation                              100.00
ING Furman Selz Financial Services LLC                     ING Furman Selz Asset Management LLC                            100.00
ING Furman Selz Investments LLC                            ING Furman Selz Asset Management LLC                            100.00
ING Futures & Options (Hong Kong) Limited                  ING International Holdings Limited                              100.00
ING Futures & Options (Singapore) Pte Ltd.                 ING Bank N.V.                                                   100.00
ING Futures & Options (U.K.) Limited                       ING Bank N.V.                                                   100.00
ING Geldmarkt Fonds Beheer B.V.                            ING Bank N.V.                                                   100.00
ING Ghent Asset Management inc.                            ING Furman Selz Asset Management LLC                            100.00
ING Global Infrastructure Company B.V.                     ING Support Holding B.V.                                        100.00
ING Groep N.V.                                             -                                                                   --
ING Heart Investment Company Ltd.                          ING Insurance International B.V.                                 80.00
ING Immobilier Development France S.A.R.L.                 ING Real Estate Development International B.V.                  100.00
ING Immobilier Participations France S.A.R.L.              ING Real Estate Development International B.V.                  100.00
ING Immobilier S.A.R.L.                                    ING Real Estate Investment Management Europe B.V.               100.00
ING India Private Limited                                  Barings Mauritius Limited                                        75.00
ING Industrial Custodian Pty Ltd                           ING Management Limited                                          100.00
ING Information Technology (Guangzhou) Limited             ING International Insurance Holdings, Inc.                      100.00
ING Inmuebles S.A.                                         Belart Staete B.V.                                               10.00
ING Insurance Agency, Inc.                                 ING Brokers Network, Inc.                                       100.00
ING Insurance Agency, Inc. (Massachusetts)                 ING Insurance Agency, Inc.                                      100.00
ING Insurance Agency, Inc. (Texas)                         ING Insurance Agency, Inc.                                      100.00
ING Insurance Berhad                                       ING Management Holdings (Malaysia) Sdn. Bhd.                    100.00
ING Insurance Chile Holdings Ltda.                         ING Latin American Holdings B.V.                                100.00
ING Insurance Company of America                           ING Life Insurance and Annuity Company                          100.00
ING Insurance Company of Canada                            ING Canada, Inc.                                                100.00
ING Insurance Consultants (HongKong) Ltd.                  ING Insurance International B.V.                                100.00
ING Insurance International B.V.                           ING Verzekeringen N.V.                                          100.00
ING INSURANCE N.V.                                         ING Continental Europe Holdings B.V.                            100.00
ING Insurance Services (Hong Kong) Limited                 ING Bank N.V.                                                   100.00
ING Insurance Services Holding Company, Inc.               ING Retail Holding Company, Inc.                                100.00
ING Insurance Services of Alabama, Inc.                    ING Insurance Services Holding Company, Inc.                    100.00
ING Insurance Services of Massachusetts, Inc.              ING Insurance Services Holding Company, Inc.                    100.00
ING Insurance Services, Inc.                               ING Insurance Services Holding Company, Inc.                    100.00
ING Interinvest  s.r.o.                                    ING Continental Europe Holdings B.V.                            100.00
ING Intermediate Holdings Limited                          ING UK Holdings Limited                                         100.00
ING International Financial Holdings B.V.                  ING Groep N.V.                                                  100.00
ING International Financial Holdings Craft B.V.            ING International Financial Holdings B.V.                       100.00
ING International Holdings (Hong Kong) I Limited           ING Insurance International B.V.                                100.00
ING International Holdings II Limited                      ING International Insurance Holdings, Inc.                      100.00
ING International Insurance Holdings, Inc.                 Lion Connecticut Holdings, Inc.                                 100.00
ING International Nominee Holdings, Inc.                   ING International Insurance Holdings, Inc.                      100.00
ING International Peru S.A.                                ING S.A.                                                        100.00
ING Investment Management (Americas) B.V.                  ING Investment Management B.V.                                  100.00
ING Investment Management (Asia Pacific) B.V.              ING Investment Management B.V.                                  100.00
ING Investment Management (Asia Pacific) Limited           Nationale-Nederlanden Interfinance B.V.                         100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                                Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Dutch Office Fund for Developments Beheer Mij. B.V.
ING Dutch Office Fund for Developments Bewaar Mij. B.V.
ING Dutch Office Fund Management B.V.
ING Dutch Office Fund N.V.
ING Dutch Residential Fund for Developments Beheer Mij.
  B.V.
ING Dutch Residential Fund for Developments Bewaar Mij.
  B.V.
ING Dutch Residential Fund Management B.V.
ING Dutch Residential Fund N.V.
ING Dutch Retail Fund for Developments Beheer Mij. B.V.
ING Dutch Retail Fund for Developments Bewaar Mij. B.V.
ING Dutch Retail Fund Management B.V.
ING Dutch Retail Fund N.V.
ING Emerging Markets Investors LLC
ING Employee Benefits S.p.A                                 ING Agenzia Assicurativa S.p.A.                             10.00
ING Employee Benefits Sdn. Bhd
ING Empreendimentos e Participacaos Ltda.
ING Equipment Lease Belgium S.A
ING Equity Holdings, Inc.
ING Equity Partners I, L.P.
ING Farm Finance (June) Limited
ING Farm Finance (March) Limited
ING Farm Finance (September) Limited
ING Farm Finance Limited
ING Finance (France) S.A.
ING Finance (Ireland) Ltd.
ING Finance LLC
ING Financial Advisers, LLC
ING Financial Consulting Services (Taiwan) Limited          ING Insurance International B.V.                            20.00
ING Financial Holdings Corporation
ING Financial Limited
ING Financial Markets LLC
ING Financial Partners, Inc.
ING Financial Services Corporation
ING Financial Services International (Asia) Ltd.
ING Finanzberatungs- und Leasing GmbH
ING Fondos De Inversion S.A.
ING Forex Corporation
ING FS Investments III LLC
ING Fund Management B.V.
ING Funding LLC
ING Funds Distributor, LLC
ING Funds Management Ltd.
ING Funds Services, LLC
ING Furman Selz Asset Management LLC
ING Furman Selz Financial Services LLC
ING Furman Selz Investments LLC
ING Futures & Options (Hong Kong) Limited
ING Futures & Options (Singapore) Pte Ltd.
ING Futures & Options (U.K.) Limited
ING Geldmarkt Fonds Beheer B.V.
ING Ghent Asset Management inc.
ING Global Infrastructure Company B.V.
ING Groep N.V.
ING Heart Investment Company Ltd.
ING Immobilier Development France S.A.R.L.
ING Immobilier Participations France S.A.R.L.
ING Immobilier S.A.R.L.
ING India Private Limited
ING Industrial Custodian Pty Ltd
ING Information Technology (Guangzhou) Limited
ING Inmuebles S.A.                                          ING REI Investment Spain B.V.                               90.00
ING Insurance Agency, Inc.
ING Insurance Agency, Inc. (Massachusetts)
ING Insurance Agency, Inc. (Texas)
ING Insurance Berhad
ING Insurance Chile Holdings Ltda.
ING Insurance Company of America
ING Insurance Company of Canada
ING Insurance Consultants (HongKong) Ltd.
ING Insurance International B.V.
ING INSURANCE N.V.
ING Insurance Services (Hong Kong) Limited
ING Insurance Services Holding Company, Inc.
ING Insurance Services of Alabama, Inc.
ING Insurance Services of Massachusetts, Inc.
ING Insurance Services, Inc.
ING Interinvest  s.r.o.
ING Intermediate Holdings Limited
ING International Financial Holdings B.V.
ING International Financial Holdings Craft B.V.
ING International Holdings (Hong Kong) I Limited
ING International Holdings II Limited
ING International Insurance Holdings, Inc.
ING International Nominee Holdings, Inc.
ING International Peru S.A.
ING Investment Management (Americas) B.V.
ING Investment Management (Asia Pacific) B.V.
ING Investment Management (Asia Pacific) Limited

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
ING Investment Management (Bermuda) Holdings Limited       Ltd.        50000723   100.00   10th floor Cityplaza 4, 12 Taikoo Wan
                                                                                             Road, Taikoo Shing
ING Investment Management (CR) A.S.                        A.S.        50000951   100.00   Bozdechova 2/344
ING Investment Management (Europe) B.V.                    B.V.        10000518   100.00   Prinses Beatrixlaan 15
ING Investment Management (F.E.) Limited                   Ltd.        50001050   100.00   1101 ING Tower, 308 Des Voeux Road
ING Investment Management (Hungary) Rt                     Rt          10001473   100.00   Andrassy ut 9
ING Investment Management (India) Pvt. Ltd.                Ltd.        50000750   100.00   17 Lincoln Road
ING Investment Management (Mexico), S.A. de C.V.           S.A.        50000873   100.00   Bosque de Alisos 45-B  5th Floor,
                                                                                             Colonia Bosques de las Lomas
ING Investment Management Advisors B.V.                    B.V.        10000114   100.00   Prinses Beatrixlaan 15
ING Investment Management Asia Pacific (Australia) Pty
  Limited                                                  Ltd.        50000749   100.00   Level 13, 347 Kent Street
ING Investment Management Asia Pacific (Singapore) Pte
  Limited                                                  Ltd.        50000752   100.00   1 Raffles Place #40-02
ING Investment Management B.V.                             B.V.        10000541   100.00   Beatrixlaan 35
ING Investment Management Belgium                          N.V.        50000628   100.00   24 Avenue Marnix
ING Investment Management France S.A.                      S.A.        50000874   100.00   Avenue du General de Gaulle, 90/102,
                                                                                             Coeur Defense Tour A, Place de la
                                                                                             Defense
ING Investment Management Holdings (Antilles) N.V.         N.V.        20001911   100.00   Kaya W.F.G. (Jombi) Mensing 14
ING Investment Management Holdings N.V.                    N.V.        10001480   100.00   Beatrixlaan 35
ING Investment Management Italia Sgr Spa                   S.p.A.      50000959   100.00   Via Tortona, 33
ING Investment Management Italy                            S.P.A.      10000115   100.00   Via Tortona, 33
ING Investment Management Limited                          Ltd.        50000350   100.00   Level 13, 347 Kent Street
ING Investment Management LLC                              LLC         50000300   100.00   5780 Powers Ferry Road NW
ING Investment Management Ltda.                            Ltd.a.      20001904   100.00   Av. Brigadeiro Faria Lima 3064, 10 Andar
ING Investment Management Magyarorszagi Vagyonkezelo
  Reszvenytarsasag                                         RT          50000293   100.00   Andrassy ut 9
ING Investment Management, Inc.                            Inc.                   100.00   7th floor, 181 University Avenue
ING Investment Services Limited                            Ltd.        50001226    51.00   Level 13, 347 Kent Street
ING Investments Asia Limited                               Ltd.        50000322   100.00   8th Floor, Three Exchange Square, 8
                                                                                             Connaught Place
ING Investments LLC                                        LLC         50000188   100.00   7337 East Doubletree Ranch Road
ING Japan Services Limited                                 Ltd.        50000616   100.00
ING Kantoren Beheer Maatschappij B.V.                      B.V.        40000151   100.00   Schenkkade 65
ING Kantoren Bewaar Maatschappij B.V.                      B.V.        40000157   100.00   Schenkkade 65
ING Kantoren Management B.V.                               B.V.        40000162   100.00   Schenkkade 65
ING Latin American Holdings B.V.                           B.V.        10000194   100.00   Amstelveenseweg 500
ING Lease (Berlin) GmbH                                    GmbH        20000657   100.00   Storkowerstrasse 139b
ING Lease (C.R.) s.r.o.                                    s.r.o       20002362   100.00   Pobrezni 3
ING Lease (Espana) EFC, sa                                 S.A.        20001143   100.00   Avda. Diagonal 605 -9a planta
ING Lease (Far East 2) B.V.                                B.V.                   100.00   Bijlmerplein 888
ING Lease (Far East) N.V.                                  N.V.                   100.00   Bijlmerplein 888
ING Lease (France) S.A.                                    S.A.        20000628   100.00   110 Esplanade gal de Gaulle
ING Lease (France) S.N.C.                                  SNC         20000663   100.00   110 Esplanade gal de Gaulle
ING Lease (Italia) Spa                                     Spa         20001166   100.00   Via Rodi 17/19
ING Lease (Japan) B.V.                                     B.V.        20002361   100.00   Karspeldreef 14
ING Lease (Nederland) B.V.                                 B.V.        20000633   100.00   Karspeldreef 14
ING Lease (Polska)                                         Sp.Zoo      20001695   100.00   Plac Trzech Krzyzy 10/14
ING Lease (UK) Limited                                     Ltd.        20000629   100.00   Apex Court Camphill Road
ING Lease (UK) Nine Limited                                Ltd.        20000660   100.00   107, Cheapside
ING Lease (UK) Six Limited                                 Ltd.        20000661   100.00   107, Cheapside
ING Lease (UK) Three Limited                               Ltd.        20000662   100.00   107, Cheapside
ING Lease Belgium S.A.                                     S.A.        20002076   100.00   Avenue de Cortenbergh 71
ING Lease Delaware, Inc .                                  Inc.        20001730   100.00   1013 Centre Road
ING Lease Deutschland GmbH                                 GmbH        20000652   100.00   Neuer Wall 50
ING Lease Fleet Finance LTD                                Ltd.        50001284   100.00   Apex Court Camphill Road
ING Lease Holding (Deutschland) GmbH                       GmbH        20001135    55.00   Neuer Wall 50
ING Lease Holding France S.A.                              S.A.        20002200   100.00   110 Esplanade gal de Gaulle
ING Lease Holding N.V.                                     N.V.        20000401   100.00   Karspeldreef 14
ING Lease Holdings (UK) Limited                            Ltd.        20000623   100.00   CW House, 3 Bracknell Beeches
ING Lease Interfinance B.V.                                B.V.        20000637   100.00   Karspeldreef 14
ING Lease Kran und Schwertransport GmbH                    GmbH        20001692   100.00   Storkower Strasse 139b
ING Lease Milieu B.V.                                      B.V.        20001023   100.00   Bijlmerplein 888
ING Lease Renting S.p.A.                                   S.p.A       20001810   100.00   Via Rodi 17/19
ING Lease Top Holding B.V.                                 B.V.        50001214   100.00   Amstelveenseweg 500
ING Lease Vastgoed B.V.                                    B.V.        20000414   100.00   Karspeldreef 14
ING Leasing Besitzgesellschaft mbH                         GmbH        20001137   100.00   Willinghusenerweg 5B
ING Leasing Financial Services GmbH                        GmbH        20002367   100.00   Neuer Wall 50
ING Leasing Geschaeftsfuhrungsgesellschaft mbH             GmbH        20001138   100.00   Willinghusenerweg 5B
ING Leasing Gesellschaft fur Beteiligungen mbH             GmbH        20001139   100.00   Neuer Wall 50
ING Leasing Gmbh & Co Bravo Charlie KG                     GmbH        50000866    80.00   Willingenhusenerweg 5b
ING Leasing Gmbh & Co Bravo Delta KG                       GmbH        50000865    80.00   Willingenhusenerweg 5b
ING Leasing GmbH & Co. Golf KG                             GmbH        20001696   100.00   Willingenhusenerweg 5b
ING Leasing GmbH & Co. Juliett KG                          GmbH        20001697   100.00   Storkower strasse 139B
ING Leasing Treuhandsgeselschaft GmbH                      GmbH        20001693   100.00   Neuer Wall 50
ING Leasing Verwaltungsgesellschaft mbH                    GmbH        20001141   100.00   Storkower Strasse 139b
ING Life Australia Holdings PTY Limited                    Ltd.        50001134    51.00   Level 13, 347 Kent Street
ING Life Insurance and Annuity Company                     Inc.        50000455   100.00   151 Farmington Avenue
ING Life Insurance Company (Bermuda) Ltd.                  Ltd.        50001045   100.00   Cedar House, 41 Cedar Avenue
ING Life Insurance Company (Philippines)                   Inc.        10001484   100.00   25/F Salcedo Towers, 169 H.V. dela Costa
                                                                                             Street, Salcedo Village
ING Life Insurance Company Ltd. (Japan)                    Ltd.        10000818   100.00   19th Floor New Otani Garden Court 4-1
                                                                                             Kioi-cho, Chiyoda-ku
ING Life Insurance Company Ltd. Korea, Ltd.                Ltd.        10000165    80.00   17th Floor. Sean B/D, Shinmun-ro 1ga,
                                                                                             116 Chongro-ku
ING Life Insurance Company of America Holdings, Inc.       Inc.        50001067   100.00   151 Farmington Avenue
ING Life Insurance International N.V.                      N.V.        10000200   100.00   Amstelveenseweg 500
ING Life Limited                                           Ltd.        10000861    51.00   Level 13, 347 Kent Street
ING Luxembourg S.A.                                        S.A.        20002072   100.00   Route D'Esch 52
ING Management (Hong Kong) Ltd.                            Ltd.        20000906   100.00   16 Chater Road Central
ING Management Holdings (Malaysia) Sdn. Bhd.               Berhad      50001023   100.00   18th Floor, Menara ING, 84, Jalan Raja
                                                                                             Chulan
ING Management Limited                                     Ltd.        50000338   100.00   Level 13, 347 Kent Street
ING Management Services s.r.o.                             s.r.o       50000755   100.00   Nadrazni 344/25
ING Management Services Slovensko spol s.r.o.              s.r.o       10001465   100.00   Jesenskeho 4/C
ING Mauritius Holdings                                     Inc.        50000619   100.00   Barkly Wharf 355, Le caudan Waterfront
ING Mestra A Holding B.V.                                  B.V.        50000149   100.00   Schenkkade 65
ING Mestra B Holding B.V.                                  B.V.        50000152   100.00   Schenkkade 65
ING Mobilien-Leasing Nord GmbH                             GmbH        20001811   100.00   Willingenhusenerweg 5b
ING Mortgage Broker Services, Inc.                         Inc.                   100.00   20 Toronto Street, suite 1120
ING Multi Strategies Management S.A.                       S.A.                   100.00   Route D'Esch 52
ING Mutual Funds Management (Thailand) Co. Limited         Ltd.        50000753    55.00   2 Ploenchit Centre Building, 17th Floor,
                                                                                             Sukhurmvit Road

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
ING Investment Management (Bermuda) Holdings Limited                      Hong Kong                    Hong Kong
ING Investment Management (CR) A.S.                        150 00         Pague                        Czech Republic
ING Investment Management (Europe) B.V.                    2595 AK        Den Haag                     Netherlands
ING Investment Management (F.E.) Limited                                  Hong Kong                    Hong Kong
ING Investment Management (Hungary) Rt                     1061           Budapest                     Hungary
ING Investment Management (India) Pvt. Ltd.                400 036        Mumbai                       India
ING Investment Management (Mexico), S.A. de C.V.           05120          Mexico City                  Mexico
ING Investment Management Advisors B.V.                    2595 AS        Den Haag                     Netherlands
ING Investment Management Asia Pacific (Australia) Pty
  Limited                                                  NSW 2000       Sydney                       Australia
ING Investment Management Asia Pacific (Singapore) Pte
  Limited                                                  048616         Singapore                    Singapore
ING Investment Management B.V.                             2595 AK        Den Haag                     Netherlands
ING Investment Management Belgium                          1050           Brussels                     Belgium
ING Investment Management France S.A.                      92400          Paris                        France
ING Investment Management Holdings (Antilles) N.V.                        Willemstad                   Netherlands Antilles
ING Investment Management Holdings N.V.                    2595 AK        Den Haag                     Netherlands
ING Investment Management Italia Sgr Spa                   20144          Milano                       Italy
ING Investment Management Italy                            20144          Milano                       Italy
ING Investment Management Limited                          NSW 2000       Sydney                       Australia
ING Investment Management LLC                              GA 30327       Atlanta (Ga.)                United States of America
ING Investment Management Ltda.                            01451-000      Sao Paulo                    Brazil
ING Investment Management Magyarorszagi Vagyonkezelo
  Reszvenytarsasag                                         H-1061         Budapest                     Hungary
ING Investment Management, Inc.                            M5H 3M7        Toronto                      Canada
ING Investment Services Limited                            NSW 2000       Sydney                       Australia
ING Investments Asia Limited                               Central        Hong Kong                    Hong Kong
ING Investments LLC                                        AZ 85258-2034  Scottsdale                   United States of America
ING Japan Services Limited                                                                             Cayman Islands
ING Kantoren Beheer Maatschappij B.V.                      2595 AS        Den Haag                     Netherlands
ING Kantoren Bewaar Maatschappij B.V.                      2595 AS        Den Haag                     Netherlands
ING Kantoren Management B.V.                               2595 AS        Den Haag                     Netherlands
ING Latin American Holdings B.V.                           1081 KL        Amsterdam                    Netherlands
ING Lease (Berlin) GmbH                                    10407          Berlin                       Germany
ING Lease (C.R.) s.r.o.                                    18600          Prague 8                     Czech Republic
ING Lease (Espana) EFC, sa                                 8028           Spanje                       Spain
ING Lease (Far East 2) B.V.                                1102 MG        Amsterdam Zuidoost           Netherlands
ING Lease (Far East) N.V.                                  1102 MG        Amsterdam Zuidoost           Netherlands
ING Lease (France) S.A.                                    92931          Paris                        France
ING Lease (France) S.N.C.                                  92931          Paris                        France
ING Lease (Italia) Spa                                     25124          Brescia                      Italy
ING Lease (Japan) B.V.                                     1101 CK        Amsterdam Zuidoost           Netherlands
ING Lease (Nederland) B.V.                                 1101 CK        Amsterdam Zuidoost           Netherlands
ING Lease (Polska)                                         00-499         Warsaw                       Poland
ING Lease (UK) Limited                                     KT14 6SQ       West Byfleet                 United Kingdom
ING Lease (UK) Nine Limited                                EC2V 6HJ       Londen                       United Kingdom
ING Lease (UK) Six Limited                                 EC2V 6HJ       Londen                       United Kingdom
ING Lease (UK) Three Limited                               EC2V 6HJ       Londen                       United Kingdom
ING Lease Belgium S.A.                                     1000           Brussels                     Belgium
ING Lease Delaware, Inc .                                                 Wilmington (Del.)            United States of America
ING Lease Deutschland GmbH                                 D-20354        Hamburg                      Germany
ING Lease Fleet Finance LTD                                KT14 6SQ       West Byfleet                 United Kingdom
ING Lease Holding (Deutschland) GmbH                       D-20354        Hamburg                      Germany
ING Lease Holding France S.A.                              92931          Paris                        France
ING Lease Holding N.V.                                     1101 CK        Amsterdam Zuidoost           Netherlands
ING Lease Holdings (UK) Limited                            RG 12 1RR      Berkshire                    United Kingdom
ING Lease Interfinance B.V.                                1000 BZ        Amsterdam                    Netherlands
ING Lease Kran und Schwertransport GmbH                    10407          Berlin                       Germany
ING Lease Milieu B.V.                                      1102 MG        Amsterdam Zuidoost           Netherlands
ING Lease Renting S.p.A.                                   25124          Brescia                      Italy
ING Lease Top Holding B.V.                                 1081 KL        Amsterdam                    Netherlands
ING Lease Vastgoed B.V.                                    1101 CK        Amsterdam Zuidoost           Netherlands
ING Leasing Besitzgesellschaft mbH                         D-22113        Osteinbek                    Germany
ING Leasing Financial Services GmbH                        20345          Hamburg                      Germany
ING Leasing Geschaeftsfuhrungsgesellschaft mbH             D-22113        Osteinbek                    Germany
ING Leasing Gesellschaft fur Beteiligungen mbH             D-20354        Hamburg                      Germany
ING Leasing Gmbh & Co Bravo Charlie KG                     D-22113        Osteinbek                    Germany
ING Leasing Gmbh & Co Bravo Delta KG                       D-22113        Osteinbek                    Germany
ING Leasing GmbH & Co. Golf KG                             D-22113        Osteinbek                    Germany
ING Leasing GmbH & Co. Juliett KG                          10407          Berlin                       Germany
ING Leasing Treuhandsgeselschaft GmbH                      20354          Hamburg                      Germany
ING Leasing Verwaltungsgesellschaft mbH                    D-10407        Berlin                       Germany
ING Life Australia Holdings PTY Limited                    NSW 2000       Sydney                       Australia
ING Life Insurance and Annuity Company                     CT 06156       Hartfort, CT                 United States of America
ING Life Insurance Company (Bermuda) Ltd.                  HM 12          Bermuda                      Bermuda
ING Life Insurance Company (Philippines)                   1227           Makati City                  Philippines
ING Life Insurance Company Ltd. (Japan)                    102-0094       Tokyo                        Japan
ING Life Insurance Company Ltd. Korea, Ltd.                110-700        Seoul                        South Korea
ING Life Insurance Company of America Holdings, Inc.       CT 06156       Hartfort, CT                 United States of America
ING Life Insurance International N.V.                      1081 KL        Amsterdam                    Netherlands
ING Life Limited                                           NSW 2000       Sydney                       Australia
ING Luxembourg S.A.                                        2965           Luxembourg                   Luxemburg
ING Management (Hong Kong) Ltd.                                           Hong Kong                    Hong Kong
ING Management Holdings (Malaysia) Sdn. Bhd.               50200          Kuala Lumpur                 Malaysia
ING Management Limited                                     NSW 2000       Sydney                       Australia
ING Management Services s.r.o.                             150 00         Prague                       Czech Republic
ING Management Services Slovensko spol s.r.o.              81102          Bratislava                   Slovakia
ING Mauritius Holdings                                                    Port Louis                   Mauritius
ING Mestra A Holding B.V.                                  2595 AS        Den Haag                     Netherlands
ING Mestra B Holding B.V.                                  2595 AS        Den Haag                     Netherlands
ING Mobilien-Leasing Nord GmbH                             D-22113        Osteinbek                    Germany
ING Mortgage Broker Services, Inc.                         M5C 2B8        Toronto                      Canada
ING Multi Strategies Management S.A.                       2965           Luxemburg                    Luxemburg
ING Mutual Funds Management (Thailand) Co. Limited
                                                           10110          Bangkok                      Thailand

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Company name                                            Activity
----------------------------------------------------------------------------------
ING Investment Management (Bermuda) Holdings Limited    Investment Advisory
ING Investment Management (CR) A.S.                     Asset Management
ING Investment Management (Europe) B.V.                 Investment Advisory
ING Investment Management (F.E.) Limited                Investment Advisory
ING Investment Management (Hungary) Rt                  Investment Advisory
ING Investment Management (India) Pvt. Ltd.             Investment Management
ING Investment Management (Mexico), S.A. de C.V.        Asset Management
ING Investment Management Advisors B.V.                 Investment Advisory
ING Investment Management Asia Pacific (Australia) Pty
  Limited                                               Investment Management
ING Investment Management Asia Pacific (Singapore) Pte
  Limited                                               Investment Management
ING Investment Management B.V.                          Investment Advisory
ING Investment Management Belgium                       General Bank
ING Investment Management France S.A.                   Investment Advisory
ING Investment Management Holdings (Antilles) N.V.      Investment Advisory
ING Investment Management Holdings N.V.                 Investment Advisory
ING Investment Management Italia Sgr Spa                Asset Management
ING Investment Management Italy                         Investment Advisory
ING Investment Management Limited                       Investment Management
ING Investment Management LLC                           Investment Advisory
ING Investment Management Ltda.                         Investment Advisory
ING Investment Management Magyarorszagi Vagyonkezelo
  Reszvenytarsasag                                      Asset Management
ING Investment Management, Inc.                         Investment Advisory
ING Investment Services Limited                         Life Insurance
ING Investments Asia Limited                            Structured Finance
ING Investments LLC                                     Investment Advisory
ING Japan Services Limited                              Service Company
ING Kantoren Beheer Maatschappij B.V.                   Real Estate
ING Kantoren Bewaar Maatschappij B.V.                   Real Estate
ING Kantoren Management B.V.                            Real Estate
ING Latin American Holdings B.V.                        Holding
ING Lease (Berlin) GmbH                                 Lease
ING Lease (C.R.) s.r.o.                                 Lease
ING Lease (Espana) EFC, sa                              Lease
ING Lease (Far East 2) B.V.                             Holding
ING Lease (Far East) N.V.                               Holding
ING Lease (France) S.A.                                 Lease
ING Lease (France) S.N.C.                               Lease
ING Lease (Italia) Spa                                  Lease
ING Lease (Japan) B.V.                                  Lease
ING Lease (Nederland) B.V.                              Lease
ING Lease (Polska)                                      Lease
ING Lease (UK) Limited                                  Lease
ING Lease (UK) Nine Limited                             Lease
ING Lease (UK) Six Limited                              Lease
ING Lease (UK) Three Limited                            Lease
ING Lease Belgium S.A.                                  Service Company
ING Lease Delaware, Inc .                               Lease
ING Lease Deutschland GmbH                              Lease
ING Lease Fleet Finance LTD                             Lease
ING Lease Holding (Deutschland) GmbH                    Holding
ING Lease Holding France S.A.                           Holding
ING Lease Holding N.V.                                  Holding
ING Lease Holdings (UK) Limited                         Holding
ING Lease Interfinance B.V.                             Lease
ING Lease Kran und Schwertransport GmbH                 Lease
ING Lease Milieu B.V.                                   Holding
ING Lease Renting S.p.A.                                Lease
ING Lease Top Holding B.V.                              Holding
ING Lease Vastgoed B.V.                                 Real Estate Management
ING Leasing Besitzgesellschaft mbH                      Lease
ING Leasing Financial Services GmbH                     Financial Services
ING Leasing Geschaeftsfuhrungsgesellschaft mbH          Lease
ING Leasing Gesellschaft fur Beteiligungen mbH          Lease
ING Leasing Gmbh & Co Bravo Charlie KG                  Lease
ING Leasing Gmbh & Co Bravo Delta KG                    Lease
ING Leasing GmbH & Co. Golf KG                          Lease
ING Leasing GmbH & Co. Juliett KG                       Lease
ING Leasing Treuhandsgeselschaft GmbH                   Lease
ING Leasing Verwaltungsgesellschaft mbH                 Lease
ING Life Australia Holdings PTY Limited                 Holding
ING Life Insurance and Annuity Company                  Life Insurance
ING Life Insurance Company (Bermuda) Ltd.               Life Insurance
ING Life Insurance Company (Philippines)                Insurance: Life & General
ING Life Insurance Company Ltd. (Japan)                 Life Insurance
ING Life Insurance Company Ltd. Korea, Ltd.             Life Insurance
ING Life Insurance Company of America Holdings, Inc.    Life Insurance
ING Life Insurance International N.V.                   Insurance: Life & General
ING Life Limited                                        Life Insurance
ING Luxembourg S.A.                                     Stockbrokerage
ING Management (Hong Kong) Ltd.                         Financial Services
ING Management Holdings (Malaysia) Sdn. Bhd.            Holding
ING Management Limited                                  Fund Management
ING Management Services s.r.o.                          Services Company
ING Management Services Slovensko spol s.r.o.           Services Company
ING Mauritius Holdings                                  Holding
ING Mestra A Holding B.V.                               Real Estate Holding
ING Mestra B Holding B.V.                               Real Estate Holding
ING Mobilien-Leasing Nord GmbH                          Lease
ING Mortgage Broker Services, Inc.                      Services Company
ING Multi Strategies Management S.A.                    Investment Advisory
ING Mutual Funds Management (Thailand) Co. Limited      Investment Management

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Company name                                              Parent 1                                                 % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Investment Management (Bermuda) Holdings Limited      Aeltus Investment Management, Inc.                        100.00
ING Investment Management (CR) A.S.                       Nationale-Nederlanden Interfinance B.V.                   100.00
ING Investment Management (Europe) B.V.                   ING Investment Management B.V.                            100.00
ING Investment Management (F.E.) Limited                  Aetna (HK) Services Limited                               100.00
ING Investment Management (Hungary) Rt                    Nationale Nederlanden Interfinance B.V.                   100.00
ING Investment Management (India) Pvt. Ltd.               Nationale-Nederlanden Interfinance B.V.                   100.00
ING Investment Management (Mexico), S.A. de C.V.          ING Baring Grupo Financiero (Mexico) S.A. de C.V.         100.00
ING Investment Management Advisors B.V.                   ING Investment Management (Europe) B.V.                   100.00
ING Investment Management Asia Pacific (Australia) Pty
  Limited                                                 Nationale-Nederlanden Interfinance B.V.                   100.00
ING Investment Management Asia Pacific (Singapore) Pte
  Limited                                                 ING Belgique S.A.                                         100.00
ING Investment Management B.V.                            ING Investment Management Holdings N.V.                   100.00
ING Investment Management Belgium                         ING Belgique S.A.                                         100.00
ING Investment Management France S.A.                     ING Belgique S.A.                                         100.00
ING Investment Management Holdings (Antilles) N.V.        ING Bank N.V.                                             100.00
ING Investment Management Holdings N.V.                   ING Verzekeringen N.V.                                    100.00
ING Investment Management Italia Sgr Spa                  ING Sviluppo Finanziaria S.p.A.                           100.00
ING Investment Management Italy                           ING Sviluppo Finanziaria S.p.A.                           100.00
ING Investment Management Limited                         NNA Pty Limited                                           100.00
ING Investment Management LLC                             Lion Connecticut Holdings, Inc.                           100.00
ING Investment Management Ltda.                           ING Investment Management Holdings (Antilles) N.V.        100.00
ING Investment Management Magyarorszagi Vagyonkezelo
  Reszvenytarsasag                                        Nationale-Nederlanden Interfinance B.V.                   100.00
ING Investment Management, Inc.                           ING Canada Holdings, Inc.                                 100.00
ING Investment Services Limited                           ING Australia Pty Limited                                  51.00
ING Investments Asia Limited                              ING Bank N.V.                                             100.00
ING Investments LLC                                       ING Funds Services, LLC                                   100.00
ING Japan Services Limited                                ING Baring Holding Nederland B.V.                         100.00
ING Kantoren Beheer Maatschappij B.V.                     ING Vastgoed Asset Management B.V.                        100.00
ING Kantoren Bewaar Maatschappij B.V.                     ING Vastgoed B.V.                                         100.00
ING Kantoren Management B.V.                              ING Vastgoed Asset Management B.V.                        100.00
ING Latin American Holdings B.V.                          ING Insurance International B.V.                          100.00
ING Lease (Berlin) GmbH                                   ING Lease Deutschland GmbH                                100.00
ING Lease (C.R.) s.r.o.                                   ING Lease Holding N.V.                                    100.00
ING Lease (Espana) EFC, sa                                ING Lease Holding N.V.                                    100.00
ING Lease (Far East 2) B.V.                               ING Bank N.V.                                             100.00
ING Lease (Far East) N.V.                                 ING Bank N.V.                                             100.00
ING Lease (France) S.A.                                   ING Lease Holding France S.A.                             100.00
ING Lease (France) S.N.C.                                 ING Lease Holding N.V.                                    100.00
ING Lease (Italia) Spa                                    ING Lease Holding N.V.                                     90.00
ING Lease (Japan) B.V.                                    ING Lease International Equipment Finance BV              100.00
ING Lease (Nederland) B.V.                                ING Lease Holding N.V.                                    100.00
ING Lease (Polska)                                        ING Lease Holding N.V.                                    100.00
ING Lease (UK) Limited                                    ING Lease Holdings (UK) Limited                           100.00
ING Lease (UK) Nine Limited                               ING Lease (UK) Limited                                    100.00
ING Lease (UK) Six Limited                                ING Lease (UK) Limited                                    100.00
ING Lease (UK) Three Limited                              ING Lease (UK) Limited                                    100.00
ING Lease Belgium S.A.                                    ING Lease Holding N.V.                                    100.00
ING Lease Delaware, Inc .                                 ING Lease Holding N.V.                                    100.00
ING Lease Deutschland GmbH                                ING Lease Holding (Deutschland) GmbH                      100.00
ING Lease Fleet Finance LTD                               ING Lease Holdings (UK) Limited                           100.00
ING Lease Holding (Deutschland) GmbH                      ING Lease Holding N.V.                                     55.00
ING Lease Holding France S.A.                             ING Lease Holding N.V.                                    100.00
ING Lease Holding N.V.                                    ING Lease Top Holding B.V.                                 70.00
ING Lease Holdings (UK) Limited                           ING Lease Holding N.V.                                    100.00
ING Lease Interfinance B.V.                               ING Lease Holding N.V.                                    100.00
ING Lease Kran und Schwertransport GmbH                   ING Lease (Berlin) GmbH                                   100.00
ING Lease Milieu B.V.                                     ING Bank N.V.                                             100.00
ING Lease Renting S.p.A.                                  ING Lease (Italia) Spa                                    100.00
ING Lease Top Holding B.V.                                ING Bank N.V.                                             100.00
ING Lease Vastgoed B.V.                                   ING Lease (Nederland) B.V.                                100.00
ING Leasing Besitzgesellschaft mbH                        ING Lease Deutschland GmbH                                100.00
ING Leasing Financial Services GmbH                       ING Lease Deutschland GmbH                                100.00
ING Leasing Geschaeftsfuhrungsgesellschaft mbH            ING Lease Deutschland GmbH                                100.00
ING Leasing Gesellschaft fur Beteiligungen mbH            ING Lease Deutschland GmbH                                100.00
ING Leasing Gmbh & Co Bravo Charlie KG                    ING Leasing Gesellschaft fur Beteiligungen mbH             40.00
ING Leasing Gmbh & Co Bravo Delta KG                      ING Leasing Gesellschaft fur Beteiligungen mbH             40.00
ING Leasing GmbH & Co. Golf KG                            ING Leasing Gesellschaft fur Beteiligungen mbH            100.00
ING Leasing GmbH & Co. Juliett KG                         ING Leasing Gesellschaft fur Beteiligungen mbH            100.00
ING Leasing Treuhandsgeselschaft GmbH                     ING Lease Deutschland GmbH                                100.00
ING Leasing Verwaltungsgesellschaft mbH                   ING Lease Deutschland GmbH                                100.00
ING Life Australia Holdings PTY Limited                   ING Australia Pty Limited                                  42.00
ING Life Insurance and Annuity Company                    Lion Connecticut Holdings Inc.                            100.00
ING Life Insurance Company (Bermuda) Ltd.                 ING Insurance International B.V.                          100.00
ING Life Insurance Company (Philippines)                  ING Insurance International B.V.                          100.00
ING Life Insurance Company Ltd. (Japan)                   ING Insurance International B.V.                          100.00
ING Life Insurance Company Ltd. Korea, Ltd.               ING Insurance International B.V.                           80.00
ING Life Insurance Company of America Holdings, Inc.      ING International Insurance Holdings, Inc.                 80.00
ING Life Insurance International N.V.                     ING RE Holding (Netherlands) B.V.                         100.00
ING Life Limited                                          ING Life Australia Holdings PTY Limited                    51.00
ING Luxembourg S.A.                                       ING Belgique S.A.                                         100.00
ING Management (Hong Kong) Ltd.                           ING Trust B.V.                                            100.00
ING Management Holdings (Malaysia) Sdn. Bhd.              ING International Holdings (Hong Kong) II Limited          90.84
ING Management Limited                                    Heine Management Pty Limited                              100.00
ING Management Services s.r.o.                            ING Continental Europe Holdings B.V.                      100.00
ING Management Services Slovensko spol s.r.o.             ING Continental Europe Holdings B.V.                      100.00
ING Mauritius Holdings                                    ING Belgique S.A.                                         100.00
ING Mestra A Holding B.V.                                 MBO-Vastgoed Lease B.V.                                   100.00
ING Mestra B Holding B.V.                                 MBO-Vastgoed Lease B.V.                                   100.00
ING Mobilien-Leasing Nord GmbH                            ING Lease Deutschland GmbH                                100.00
ING Mortgage Broker Services, Inc.                        ING Acquisition Holding Corporation                       100.00
ING Multi Strategies Management S.A.                      ING Furman Selz Asset Management LLC                      100.00
ING Mutual Funds Management (Thailand) Co. Limited        ING Bank N.V.                                              49.00
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Company name                                              Parent 2                                              % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Investment Management (Bermuda) Holdings Limited
ING Investment Management (CR) A.S.
ING Investment Management (Europe) B.V.
ING Investment Management (F.E.) Limited
ING Investment Management (Hungary) Rt
ING Investment Management (India) Pvt. Ltd.
ING Investment Management (Mexico), S.A. de C.V.
ING Investment Management Advisors B.V.
ING Investment Management Asia Pacific (Australia) Pty
  Limited
ING Investment Management Asia Pacific (Singapore) Pte
  Limited
ING Investment Management B.V.
ING Investment Management Belgium
ING Investment Management France S.A.
ING Investment Management Holdings (Antilles) N.V.
ING Investment Management Holdings N.V.
ING Investment Management Italia Sgr Spa
ING Investment Management Italy
ING Investment Management Limited
ING Investment Management LLC
ING Investment Management Ltda.
ING Investment Management Magyarorszagi Vagyonkezelo
  Reszvenytarsasag
ING Investment Management, Inc.
ING Investment Services Limited
ING Investments Asia Limited
ING Investments LLC
ING Japan Services Limited
ING Kantoren Beheer Maatschappij B.V.
ING Kantoren Bewaar Maatschappij B.V.
ING Kantoren Management B.V.
ING Latin American Holdings B.V.
ING Lease (Berlin) GmbH
ING Lease (C.R.) s.r.o.
ING Lease (Espana) EFC, sa
ING Lease (Far East 2) B.V.
ING Lease (Far East) N.V.
ING Lease (France) S.A.
ING Lease (France) S.N.C.
ING Lease (Italia) Spa                                    ING Lease Interfinance B.V.                             10.00
ING Lease (Japan) B.V.
ING Lease (Nederland) B.V.
ING Lease (Polska)
ING Lease (UK) Limited
ING Lease (UK) Nine Limited
ING Lease (UK) Six Limited
ING Lease (UK) Three Limited
ING Lease Belgium S.A.
ING Lease Delaware, Inc .
ING Lease Deutschland GmbH                                ING Verwaltung (Deutschland) GmbH A.G.                  45.00
ING Lease Fleet Finance LTD
ING Lease Holding (Deutschland) GmbH
ING Lease Holding France S.A.
ING Lease Holding N.V.                                    ING Belgique S.A.                                       30.00
ING Lease Holdings (UK) Limited
ING Lease Interfinance B.V.
ING Lease Kran und Schwertransport GmbH
ING Lease Milieu B.V.
ING Lease Renting S.p.A.
ING Lease Top Holding B.V.
ING Lease Vastgoed B.V.
ING Leasing Besitzgesellschaft mbH
ING Leasing Financial Services GmbH
ING Leasing Geschaeftsfuhrungsgesellschaft mbH
ING Leasing Gesellschaft fur Beteiligungen mbH
ING Leasing Gmbh & Co Bravo Charlie KG                    ING Leasing Geschaftfuhrungsgesellschaft mbH            40.00
ING Leasing Gmbh & Co Bravo Delta KG                      ING Leasing Geschaftfuhrungsgesellschaft mbH            40.00
ING Leasing GmbH & Co. Golf KG
ING Leasing GmbH & Co. Juliett KG
ING Leasing Treuhandsgeselschaft GmbH
ING Leasing Verwaltungsgesellschaft mbH
ING Life Australia Holdings PTY Limited                   Postbank Australia Pty Limited                           9.00
ING Life Insurance and Annuity Company
ING Life Insurance Company (Bermuda) Ltd.
ING Life Insurance Company (Philippines)
ING Life Insurance Company Ltd. (Japan)
ING Life Insurance Company Ltd. Korea, Ltd.
ING Life Insurance Company of America Holdings, Inc.      ING Insurance International B.V.                        20.00
ING Life Insurance International N.V.
ING Life Limited
ING Luxembourg S.A.
ING Management (Hong Kong) Ltd.
ING Management Holdings (Malaysia) Sdn. Bhd.              ING Insurance International B.V.                         9.16
ING Management Limited
ING Management Services s.r.o.
ING Management Services Slovensko spol s.r.o.
ING Mauritius Holdings
ING Mestra A Holding B.V.
ING Mestra B Holding B.V.
ING Mobilien-Leasing Nord GmbH
ING Mortgage Broker Services, Inc.
ING Multi Strategies Management S.A.
ING Mutual Funds Management (Thailand) Co. Limited        ING Securities (Thailand) Limited                        6.00

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                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
ING Mutual Funds Management Company (Japan), Ltd.          Ltd.        50000398   100.00   19th Floor New Otani Garden Court 4-1
                                                                                             Kioi-cho, Chiyoda-ku
ING National Trust                                         Inc.        50000210   100.00   100 Washington Avenue South, Suite 700
ING Nationale-Nederlanden Life Insurance Company Poland    S.A.        50000312   100.00   Ul. Ludna 2
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt       Rt          10000715   100.00   Andrassy ut 9
ING Nationale-Nederlanden Penztarszolgltato es Tanacsado
  Reszvenytarsasag                                         RT          50000292   100.00   Paulay Ede u. 12.
ING Nationale-Nederlanden Polska S.A.                      S.A.        50001287   100.00   Ul. Ludna 2
ING Nederlanden Asigurari de Viati S.A.                    S.A.        10001478   100.00   6A Barbu Delavrancea Street, sector 1, B
ING Nominees (Hong Kong) Ltd.                              Ltd.        20000907   100.00   16 Chater Road Central
ING Nominees (Singapore) Pte Ltd.                          Ltd.        20000910   100.00   50 Raffles Place, Shell Tower
ING Nominees Limited                                       Ltd.        50000615   100.00   75, King William Street
ING North America Insurance Corporation                    Corp.       10001388   100.00   5780 Powers Ferry Road N.W.
ING Novex Insurance Company of Canada                      Inc.                   100.00   5775 Yonge Street, Suite 1500
ING Office Custodian Pty Ltd                               Ltd.        50000353   100.00   Level 13, 347 Kent Street
ING Parcom Private Equity FCPR                             F.C.P.R.               100.00   55 Boulevard Hausmann
ING Parcom Private Equity Feeder FCPR                      F.C.P.R.                89.11   55 Boulevard Hausmann
ING Parcom Private Equity S.A.S.                           S.A.S.                 100.00   55 Boulevard Hausmann
ING Paris Rive Gauche S.A.S.                               S.A.S.      50001203   100.00   153, Rue de Courcelles
ING Payroll Management, Inc.                               Inc.        50000912   100.00   3424 Peachtree Road NE, suite 1900
ING Pension Fund A.S.                                      A.S.        50000945   100.00   Nadrazni 344/25
ING Pension Services B.V.                                  B.V.        10000661   100.00   Amstelveenseweg 500
ING Pension Services Ltd.                                  Ltd.        50001051   100.00   1101 ING Tower, 308 Des Voeux Road
ING Pension Trust                                          Ltd.        50001053   100.00   1101 ING Tower, 308 Des Voeux Road
ING Pensiones Bital                                        S.A.
                                                           de C.V.                 49.00   Bosque de Alisos 45-B, 2nd Floor,
                                                                                             Colonia Bosques de las Lomas
ING Pensiones Peru S.A.                                    S.A.                   100.00   Avenue Central, 1er, Piso 2, San Isidro
ING Pensionno-Osigoritelno Druzestvo AD                    A.D.        50000942    89.10   Dr. G. M. Dimitrovboulevard 16
ING Personal Finance B.V.                                  B.V.        20001523   100.00   Mr. Treublaan 7
ING Pilgrim Funding, Inc.                                  Inc.        50000186   100.00   7337 East Doubletree Ranch Road
ING Pilgrim Senior Income Fund                                                         -
ING PM LLC                                                 LLC                    100.00   230 Park Avenue
ING Pomona Holdings LLC                                    LLC                    100.00   230 Park Avenue
ING Prena B.V.                                             N.V.        20000599   100.00   Bijlmerplein 888
ING Principal Pensions Kabushiki Kaisha                    Ltd.        50000286    50.00   19th Floor New Otani Garden Court 4-1
                                                                                             Kioi-cho, Chiyoda-ku
ING Private Banking Beheer B.V.                            B.V.        20000383   100.00   Bijlmerplein 888
ING Private Capital Management (Luxembourg) S.A.           S.A.        50000600    30.00   283, Route d'Arlon
ING Private Capital Pty Limited                            Ltd.        50000328   100.00   Level 13, 347 Kent Street
ING Property Holdings, Inc.                                Inc.                   100.00   230 Park Avenue
ING Quantative Management, Inc.                            Inc.        50000884   100.00   7337 East Doubletree Ranch Road
ING Re (Netherlands) N.V.                                  N.V.        10000007   100.00   Schenkkade 65
ING Re (UK) Limited                                        Ltd.        50000212   100.00   The London Underwriting Centre, Suite LG
                                                                                             4a/5, 3 Minster Court, Mincing Lane
ING RE Holding (Netherlands) B.V.                          B.V.        10000536   100.00   Amstelveenseweg 500
ING Re Underwriters, Inc.                                  Inc.        50000209   100.00   110 Winners Circle
ING Real Estate (MQE) N.V.                                 N.V.        40000136   100.00   Schenkkade 65
ING Real Estate Argentina Investments B.V.                 B.V.        40000144   100.00   Schenkkade 65
ING Real Estate Asset Management Asia/Pacific B.V.         B.V.        50000773   100.00   Schenkkade 65
ING Real Estate Asset Management Australia Pty Ltd         Ltd.        50000787   100.00   Level 13, 347 Kent Street
ING Real Estate Asset Management Holding B.V.              B.V.        40000155   100.00   Schenkkade 65
ING Real Estate Chester B.V.                               B.V.        40000217   100.00   Schenkkade 65
ING Real Estate CMT Investment Pte. Ltd.                   Ltd.        50001274   100.00   #34-02 Singapore Land Tower, 50 Raffles
                                                                                             Place
ING Real Estate Colombo B.V.                               B.V.        10000245   100.00   Schenkkade 65
ING Real Estate Development Australia Pty Ltd              Ltd.        50000786   100.00   Level 13, 347 Kent Street
ING Real Estate Development Belgium                        N.V.        40000267   100.00   Kunstlaan 46
ING Real Estate Development Bonn GmbH & Co. KG             GmbH        50001262   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Development CC Hotel GmbH & Co. KG         GmbH        50001270   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Development CC Leisure GmbH & Co. KG       GmbH        50001272   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Development Ceske Budejovice, s.r.o.       s.r.o                  100.00   Tancici dum, Jiraskovo namesti 6
ING Real Estate Development CR, s.r.o.                     s.r.o                  100.00   Tancici dum, Jiraskovo namesti 6
ING Real Estate Development Germany GmbH                   GmbH        50001263   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Development Holding Germany GmbH           GmbH        50000142   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Development International B.V.             B.V.        40000237   100.00   Schenkkade 65
ING Real Estate Development Villa Bianca, s.r.o.           s.r.o                  100.00   Tancici dum, Jiraskovo namesti 6
ING Real Estate Dritte Bad Cannstatt GmbH                  GmbH        50001271   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Ede B.V.                                   B.V.        50001230   100.00   Schenkkade 65
ING Real Estate Erste Bad Cannstatt GmbH                   GmbH        50001269   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Espace Daumesnil B.V.                      B.V.        10000726   100.00   Schenkkade 65
ING Real Estate Finance (USA) LLC                          LLC                    100.00   230 Park Avenue
ING Real Estate Finance N.V.                               N.V.        40000238   100.00   Schenkkade 65
ING Real Estate Germany Bonn GmbH                          GmbH        50000147   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Germany Dusseldorf I GmbH                  GmbH        50001259   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Germany Dusseldorf II GmbH                 GmbH        50001260   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Germany Dusseldorf III GmbH                GmbH        50001261    50.00   Neue Mainzerstrasse 74-76
ING Real Estate Germany GmbH                               GmbH        50000141   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Germany Niederrad I GmbH                   GmbH        50000143   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Germany Niederrad II GmbH                  GmbH        50000144   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Germany Niederrad III GmbH                 GmbH        50000145   100.00   Neue Mainzerstrasse 74-76
ING Real Estate Hanspaulka sro                             s.r.o                  100.00   Tancici dum, Jiraskovo namesti 6
ING Real Estate Iberica S.L.                               PLC         40000033   100.00   Schenkkade 65
ING Real Estate International Development (P.R.C.) B.V.    B.V.        40000088   100.00   Schenkkade 65
ING Real Estate International Investment III B.V.          B.V.        40000240   100.00   Schenkkade 65
ING Real Estate Invesment Management (UK) B.V.             B.V.        40000074   100.00   Schenkkade 65
ING Real Estate Investment Management Czech Republic,
  s.r.o                                                    s.r.o                  100.00   Tancici dum, Jiraskovo namesti 6
ING Real Estate Investment Management Europe B.V.          B.V.        40000227   100.00   Schenkkade 65
ING Real Estate Investors, Inc.                            Inc.                   100.00   230 Park Avenue
ING Real Estate Joondalup B.V.                             B.V.        10000083   100.00   Amstelveenseweg 500
ING Real Estate La Pastora S.A.                            S.A.        40000268   100.00   Schenkkade 65
ING Real Estate Leasing B.V.                               N.V.        20001932   100.00   Schenkkade 65
ING Real Estate LIT Holdings, Inc.                         Inc.                   100.00   230 Park Avenue
ING Real Estate LPF (Netherlands) B.V.                     B.V.        50000414   100.00   Schenkkade 65
ING Real Estate LPF Management (Netherlands) B.V           B.V.        50000774   100.00   Schenkkade 65
ING Real Estate Ltd.                                       Ltd.        50000526   100.00   72, New Bond Street
ING Real Estate North America Corporation                  Corp.       10000585   100.00
ING Real Estate Parking Daumesnil Viaduc B.V.              B.V.        10000727   100.00   Schenkkade 65
ING Real Estate Praha Housing, a.s                         A.S.                   100.00   Tancici dum, Jiraskovo namesti 6
ING Real Estate Services B.V.                              B.V.        20002374   100.00   Schenkkade 65
ING Real Estate Support Holding B.V.                       B.V.        40000131   100.00   Schenkkade 65
ING Real Estate Vasco da Gama B.V.                         B.V.        40000194   100.00   Schenkkade 65
ING Real Estate Zweite Bad Cannstatt GmbH                  GmbH        50001267   100.00   Neue Mainzerstrasse 74-76
ING Realty Services, Inc                                   Inc.                   100.00   676 North Michigan Avenue, suite 3350
ING REAM I B.V.                                            B.V.        50000468   100.00   Schenkkade 65
ING REDH Belgium                                           N.V.        40000266   100.00   Kunstlaan 46
ING REI Clarion Holding B.V.                               B.V.        40000235   100.00   Schenkkade 65
ING REI Clarion Holding, Inc.                              Inc.                   100.00   335 Madison Avenue
ING REI Development (Liege) B.V.                           B.V.        40000137   100.00   Schenkkade 65

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Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
ING Mutual Funds Management Company (Japan), Ltd.
                                                           102-0094       Tokyo                        Japan
ING National Trust                                         MN 55401       Minneapolis                  United States of America
ING Nationale-Nederlanden Life Insurance Company Poland    00-406         Warsaw                       Poland
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt       H-1061         Budapest                     Hungary
ING Nationale-Nederlanden Penztarszolgltato es Tanacsado
  Reszvenytarsasag                                         H-1061         Budapest                     Hungary
ING Nationale-Nederlanden Polska S.A.                      00-406         Warsaw                       Poland
ING Nederlanden Asigurari de Viati S.A.                    71304          Bucharest                    Rumania
ING Nominees (Hong Kong) Ltd.                              0              Hong Kong                    Hong Kong
ING Nominees (Singapore) Pte Ltd.                          104 048 62     Singapore                    Singapore
ING Nominees Limited                                       EC4N 7EE       London                       United Kingdom
ING North America Insurance Corporation                    GA 30327       Atlanta (Ga.)                United States of America
ING Novex Insurance Company of Canada                      M4P 3A4        Toronto                      Canada
ING Office Custodian Pty Ltd                               NSW 2000       Sydney                       Australia
ING Parcom Private Equity FCPR                             75008          Paris                        France
ING Parcom Private Equity Feeder FCPR                      75008          Paris                        France
ING Parcom Private Equity S.A.S.                           75008          Paris                        France
ING Paris Rive Gauche S.A.S.                               75017          Paris                        France
ING Payroll Management, Inc.                               GA 30326       Atlanta (Ga.)                United States of America
ING Pension Fund A.S.                                      150 00         Pague                        Czech Republic
ING Pension Services B.V.                                  1081 KL        Amsterdam                    Netherlands
ING Pension Services Ltd.                                  Central        Hong Kong                    Hong Kong
ING Pension Trust                                          Central        Hong Kong                    Hong Kong
ING Pensiones Bital                                        05120          Mexico City                  Mexico
ING Pensiones Peru S.A.                                    27             Lima                         Peru
ING Pensionno-Osigoritelno Druzestvo AD                    1797           Sofia                        Bulgaria
ING Personal Finance B.V.                                  1097 DP        Amsterdam                    Netherlands
ING Pilgrim Funding, Inc.                                  AZ 85258-2034  Scottsdale                   United States of America
ING Pilgrim Senior Income Fund                                                                         United States of America
ING PM LLC                                                 NY 10169       New York                     United States of America
ING Pomona Holdings LLC                                    NY 10169       New York                     United States of America
ING Prena B.V.                                             1012 MG        Amsterdam Zuidoost           Netherlands
ING Principal Pensions Kabushiki Kaisha                    102-0094       Tokyo                        Japan
ING Private Banking Beheer B.V.                            1102 MG        Amsterdam Zuidoost           Netherlands
ING Private Capital Management (Luxembourg) S.A.           1150           Luxemburg                    Luxemburg
ING Private Capital Pty Limited                            NSW 2000       Sydney                       Australia
ING Property Holdings, Inc.                                NY 10169       New York                     United States of America
ING Quantative Management, Inc.                            AZ 85258-2034  Scottsdale                   United States of America
ING Re (Netherlands) N.V.                                  2595 AS        Den Haag                     Netherlands
ING Re (UK) Limited                                        EC3R 7DD       London                       United Kingdom
ING RE Holding (Netherlands) B.V.                          1081 KL        Amsterdam                    Netherlands
ING Re Underwriters, Inc.                                  TN 37027       Brentwood                    United States of America
ING Real Estate (MQE) N.V.                                 2595 AS        Den Haag                     Netherlands
ING Real Estate Argentina Investments B.V.                 2595 AS        Den Haag                     Netherlands
ING Real Estate Asset Management Asia/Pacific B.V.         2595 AS        Den Haag                     Netherlands
ING Real Estate Asset Management Australia Pty Ltd         NSW 2000       Sydney                       Australia
ING Real Estate Asset Management Holding B.V.              2595 AS        Den Haag                     Netherlands
ING Real Estate Chester B.V.                               2595 AS        Den Haag                     Netherlands
ING Real Estate CMT Investment Pte. Ltd.                   048623         Singapore                    Singapore
ING Real Estate Colombo B.V.                               2595 AS        Den Haag                     Netherlands
ING Real Estate Development Australia Pty Ltd              NSW 2000       Sydney                       Australia
ING Real Estate Development Belgium                        1000           Brussel                      Belgium
ING Real Estate Development Bonn GmbH & Co. KG             60311          Frankfurt am Main            Germany
ING Real Estate Development CC Hotel GmbH & Co. KG         60311          Frankfurt am Main            Germany
ING Real Estate Development CC Leisure GmbH & Co. KG       60311          Frankfurt am Main            Germany
ING Real Estate Development Ceske Budejovice, s.r.o.       120 00         Prague 2                     Czech Republic
ING Real Estate Development CR, s.r.o.                     120 00         Prague 2                     Czech Republic
ING Real Estate Development Germany GmbH                   60311          Frankfurt am Main            Germany
ING Real Estate Development Holding Germany GmbH           60311          Frankfurt am Main            Germany
ING Real Estate Development International B.V.             2595 AS        Den Haag                     Netherlands
ING Real Estate Development Villa Bianca, s.r.o.           120 00         Prague 2                     Czech Republic
ING Real Estate Dritte Bad Cannstatt GmbH                  60311          Frankfurt am Main            Germany
ING Real Estate Ede B.V.                                   2595 AS        Den Haag                     Netherlands
ING Real Estate Erste Bad Cannstatt GmbH                   60311          Frankfurt am Main            Germany
ING Real Estate Espace Daumesnil B.V.                      2595 AS        Den Haag                     Netherlands
ING Real Estate Finance (USA) LLC                          NY 10169       New York                     United States of America
ING Real Estate Finance N.V.                               2595 AS        Den Haag                     Netherlands
ING Real Estate Germany Bonn GmbH                          60311          Frankfurt am Main            Germany
ING Real Estate Germany Dusseldorf I GmbH                  60311          Frankfurt am Main            Germany
ING Real Estate Germany Dusseldorf II GmbH                 60311          Frankfurt am Main            Germany
ING Real Estate Germany Dusseldorf III GmbH                60311          Frankfurt am Main            Germany
ING Real Estate Germany GmbH                               60311          Frankfurt am Main            Germany
ING Real Estate Germany Niederrad I GmbH                   60311          Frankfurt am Main            Germany
ING Real Estate Germany Niederrad II GmbH                  60311          Frankfurt am Main            Germany
ING Real Estate Germany Niederrad III GmbH                 60311          Frankfurt am Main            Germany
ING Real Estate Hanspaulka sro                             120 00         Prague 2                     Czech Republic
ING Real Estate Iberica S.L.                               2595 AS        Den Haag                     Netherlands
ING Real Estate International Development (P.R.C.) B.V.    2595 AS        Den Haag                     Netherlands
ING Real Estate International Investment III B.V.          2595 AS        Den Haag                     Netherlands
ING Real Estate Invesment Management (UK) B.V.             2595 AS        Den Haag                     Netherlands
ING Real Estate Investment Management Czech Republic,
  s.r.o                                                    120 00         Prague 2                     Czech Republic
ING Real Estate Investment Management Europe B.V.          2595 AS        Den Haag                     Netherlands
ING Real Estate Investors, Inc.                            NY 10169       New York                     United States of America
ING Real Estate Joondalup B.V.                             1081 KL        Amsterdam                    Netherlands
ING Real Estate La Pastora S.A.                            2595 AS        Den Haag                     Netherlands
ING Real Estate Leasing B.V.                               2595 AS        Den Haag                     Netherlands
ING Real Estate LIT Holdings, Inc.                         NY 10169       New York                     United States of America
ING Real Estate LPF (Netherlands) B.V.                     2595 AS        Den Haag                     Netherlands
ING Real Estate LPF Management (Netherlands) B.V           2595 AS        Den Haag                     Netherlands
ING Real Estate Ltd.                                       W1Y 9DD        London                       United Kingdom
ING Real Estate North America Corporation                                                              United States of America
ING Real Estate Parking Daumesnil Viaduc B.V.              2595 AS        Den Haag                     Netherlands
ING Real Estate Praha Housing, a.s                         120 00         Prague 2                     Czech Republic
ING Real Estate Services B.V.                              2595 AS        Den Haag                     Netherlands
ING Real Estate Support Holding B.V.                       2595 AS        Den Haag                     Netherlands
ING Real Estate Vasco da Gama B.V.                         2595 AS        Den Haag                     Netherlands
ING Real Estate Zweite Bad Cannstatt GmbH                  60311          Frankfurt am Main            Germany
ING Realty Services, Inc                                   IL 60611       Chicago                      United States of America
ING REAM I B.V.                                            2595 AS        Den Haag                     Netherlands
ING REDH Belgium                                           1000           Brussel                      Belgium
ING REI Clarion Holding B.V.                               2595 AS        Den Haag                     Netherlands
ING REI Clarion Holding, Inc.                              NY 10017       New York                     United States of America
ING REI Development (Liege) B.V.                           2595 AS        Den Haag                     Netherlands

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Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
ING Mutual Funds Management Company (Japan), Ltd.
                                                           Investment Advisory
ING National Trust                                         Trust Company
ING Nationale-Nederlanden Life Insurance Company Poland    Insurance: General
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt       Insurance: Life & General
ING Nationale-Nederlanden Penztarszolgltato es Tanacsado
  Reszvenytarsasag                                         Pension Fund
ING Nationale-Nederlanden Polska S.A.                      Employee Benefits
ING Nederlanden Asigurari de Viati S.A.                    General Bank
ING Nominees (Hong Kong) Ltd.                              Trust-Nominee Company
ING Nominees (Singapore) Pte Ltd.                          Trust-Nominee Company
ING Nominees Limited                                       Custody
ING North America Insurance Corporation                    Insurance: Life & General
ING Novex Insurance Company of Canada                      Insurance: Life & General
ING Office Custodian Pty Ltd                               Custody
ING Parcom Private Equity FCPR                             Venture Capital
ING Parcom Private Equity Feeder FCPR                      Holding
ING Parcom Private Equity S.A.S.                           Holding
ING Paris Rive Gauche S.A.S.                               Real Estate Holding
ING Payroll Management, Inc.                               Services Company
ING Pension Fund A.S.                                      Pension Fund
ING Pension Services B.V.                                  Pension Services
ING Pension Services Ltd.                                  Pension Services
ING Pension Trust                                          Trust Company
ING Pensiones Bital                                        Pension Services
ING Pensiones Peru S.A.                                    Pension Fund
ING Pensionno-Osigoritelno Druzestvo AD                    Pension Fund
ING Personal Finance B.V.                                  Finance Company
ING Pilgrim Funding, Inc.                                  Financing
ING Pilgrim Senior Income Fund                             Investment Fund
ING PM LLC                                                 Asset Management
ING Pomona Holdings LLC                                    Holding
ING Prena B.V.                                             Cash Company
ING Principal Pensions Kabushiki Kaisha                    Pension Fund
ING Private Banking Beheer B.V.                            Management Company (general)
ING Private Capital Management (Luxembourg) S.A.           Capital Management
ING Private Capital Pty Limited                            Trust-Nominee Company
ING Property Holdings, Inc.                                Real Estate: General
ING Quantative Management, Inc.                            Investment Advisory
ING Re (Netherlands) N.V.                                  Reinsurance
ING Re (UK) Limited                                        Reinsurance
ING RE Holding (Netherlands) B.V.                          Holding
ING Re Underwriters, Inc.                                  Underwriting
ING Real Estate (MQE) N.V.                                 Real Estate Exploitation
ING Real Estate Argentina Investments B.V.                 Real Estate Exploitation
ING Real Estate Asset Management Asia/Pacific B.V.         Holding
ING Real Estate Asset Management Australia Pty Ltd         Real Estate Management
ING Real Estate Asset Management Holding B.V.              Real Estate Management
ING Real Estate Chester B.V.                               Real Estate Buildings
ING Real Estate CMT Investment Pte. Ltd.                   Real Estate Development
ING Real Estate Colombo B.V.                               Real Estate Management
ING Real Estate Development Australia Pty Ltd              Real Estate Development
ING Real Estate Development Belgium                        Real Estate Development
ING Real Estate Development Bonn GmbH & Co. KG             Real Estate Development
ING Real Estate Development CC Hotel GmbH & Co. KG         Real Estate Development
ING Real Estate Development CC Leisure GmbH & Co. KG       Real Estate Development
ING Real Estate Development Ceske Budejovice, s.r.o.       Real Estate Development
ING Real Estate Development CR, s.r.o.                     Real Estate Development
ING Real Estate Development Germany GmbH                   Real Estate Development
ING Real Estate Development Holding Germany GmbH           Real Estate Development
ING Real Estate Development International B.V.             Real Estate Development
ING Real Estate Development Villa Bianca, s.r.o.           Real Estate Development
ING Real Estate Dritte Bad Cannstatt GmbH                  Real Estate Development
ING Real Estate Ede B.V.                                   Real Estate Development
ING Real Estate Erste Bad Cannstatt GmbH                   Real Estate Development
ING Real Estate Espace Daumesnil B.V.                      Real Estate Investments
ING Real Estate Finance (USA) LLC                          Real Estate: General
ING Real Estate Finance N.V.                               Finance Company
ING Real Estate Germany Bonn GmbH                          Real Estate Development
ING Real Estate Germany Dusseldorf I GmbH                  Real Estate Development
ING Real Estate Germany Dusseldorf II GmbH                 Real Estate Development
ING Real Estate Germany Dusseldorf III GmbH                Real Estate Development
ING Real Estate Germany GmbH                               Real Estate: General
ING Real Estate Germany Niederrad I GmbH                   Real Estate Exploitation
ING Real Estate Germany Niederrad II GmbH                  Real Estate Development
ING Real Estate Germany Niederrad III GmbH                 Real Estate Development
ING Real Estate Hanspaulka sro                             Real Estate Development
ING Real Estate Iberica S.L.                               Management Company (general)
ING Real Estate International Development (P.R.C.) B.V.    Real Estate Development
ING Real Estate International Investment III B.V.          Holding
ING Real Estate Invesment Management (UK) B.V.             Real Estate Exploitation
ING Real Estate Investment Management Czech Republic,
  s.r.o                                                    Real Estate Development
ING Real Estate Investment Management Europe B.V.          Real Estate Management
ING Real Estate Investors, Inc.                            Real Estate: General
ING Real Estate Joondalup B.V.                             RE: Asset Management
ING Real Estate La Pastora S.A.                            Real Estate Management
ING Real Estate Leasing B.V.                               Lease
ING Real Estate LIT Holdings, Inc.                         Real Estate: General
ING Real Estate LPF (Netherlands) B.V.                     Real Estate Development
ING Real Estate LPF Management (Netherlands) B.V           Real Estate Management
ING Real Estate Ltd.                                       Real Estate: General
ING Real Estate North America Corporation                  Real Estate: General
ING Real Estate Parking Daumesnil Viaduc B.V.              Real Estate Management
ING Real Estate Praha Housing, a.s                         Real Estate Development
ING Real Estate Services B.V.                              Financial Services
ING Real Estate Support Holding B.V.                       Real Estate: General
ING Real Estate Vasco da Gama B.V.                         Real Estate: General
ING Real Estate Zweite Bad Cannstatt GmbH                  Real Estate Development
ING Realty Services, Inc                                   Real Estate: General
ING REAM I B.V.                                            Real Estate Holding
ING REDH Belgium                                           Real Estate: General
ING REI Clarion Holding B.V.                               Real Estate Development
ING REI Clarion Holding, Inc.                              Holding
ING REI Development (Liege) B.V.                           Real Estate Development

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Company name                                               Parent 1                                                       % owned
-----------------------------------------------------------------------------------------------------------------------------------
ING Mutual Funds Management Company (Japan), Ltd.          ING Life Insurance Company Ltd. (Japan)                          50.05
ING National Trust                                         Lion Connecticut Holdings Inc.                                  100.00
ING Nationale-Nederlanden Life Insurance Company Poland    ING Continental Europe Holdings B.V.                            100.00
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt       ING Continental Europe Holdings B.V.                            100.00
ING Nationale-Nederlanden Penztarszolgltato es Tanacsado
  Reszvenytarsasag                                         ING Continental Europe Holdings B.V.                             25.00
ING Nationale-Nederlanden Polska S.A.                      ING Continental Europe Holdings B.V.                             47.37
ING Nederlanden Asigurari de Viati S.A.                    ING Continental Europe Holdings B.V.                            100.00
ING Nominees (Hong Kong) Ltd.                              ING Securities Ltd                                              100.00
ING Nominees (Singapore) Pte Ltd.                          ING Asia Private Bank Limited                                   100.00
ING Nominees Limited                                       ING BARING FUTURES & OPTIONS (U.K.) LIMITED                     100.00
ING North America Insurance Corporation                    ING America Insurance Holdings, Inc.                            100.00
ING Novex Insurance Company of Canada                      ING Canada, Inc.                                                100.00
ING Office Custodian Pty Ltd                               ING Management Limited                                          100.00
ING Parcom Private Equity FCPR                             Parcom Ventures B.V.                                             99.50
ING Parcom Private Equity Feeder FCPR                      Parcom Ventures B.V.                                             89.11
ING Parcom Private Equity S.A.S.                           Parcom Ventures B.V.                                            100.00
ING Paris Rive Gauche S.A.S.                               ING Immobilier Participations France S.A.R.L.                   100.00
ING Payroll Management, Inc.                               Lion Connecticut Holdings Inc.                                  100.00
ING Pension Fund A.S.                                      ING Continental Europe Holdings B.V.                            100.00
ING Pension Services B.V.                                  ING Support Holding B.V.                                        100.00
ING Pension Services Ltd.                                  ING International Insurance Holdings, Inc.                      100.00
ING Pension Trust                                          ING International Insurance Holdings, Inc.                       20.00
ING Pensiones Bital                                        ING Seguros Bital                                                49.00
ING Pensiones Peru S.A.                                    Santa Maria Internacional S.A.                                   66.00
ING Pensionno-Osigoritelno Druzestvo AD                    ING Continental Europe Holdings B.V.                             89.10
ING Personal Finance B.V.                                  B.V. Financieringsmaatschappij "Vola"                           100.00
ING Pilgrim Funding, Inc.                                  ING Funds Services, LLC                                         100.00
ING Pilgrim Senior Income Fund                                                                                                 --
ING PM LLC                                                 ING Capital Advisors LLC                                        100.00
ING Pomona Holdings LLC                                    ING Furman Selz Asset Management LLC                            100.00
ING Prena B.V.                                             ING Bank N.V.                                                   100.00
ING Principal Pensions Kabushiki Kaisha                    ING Insurance International B.V.                                 50.00
ING Private Banking Beheer B.V.                            ING Bank N.V.                                                   100.00
ING Private Capital Management (Luxembourg) S.A.           ING Bank N.V.                                                    30.00
ING Private Capital Pty Limited                            Pacific Mutual Australia Pty Ltd.                               100.00
ING Property Holdings, Inc.                                ING Furman Selz Asset Management LLC                            100.00
ING Quantative Management, Inc.                            ING Funds Services, LLC                                         100.00
ING Re (Netherlands) N.V.                                  ING RE Holding (Netherlands) B.V.                               100.00
ING Re (UK) Limited                                        ReliaStar Life Insurance Company                                100.00
ING RE Holding (Netherlands) B.V.                          ING Verzekeringen N.V.                                          100.00
ING Re Underwriters, Inc.                                  Lion Connecticut Holdings Inc.                                  100.00
ING Real Estate (MQE) N.V.                                 ING Real Estate Support Holding B.V.                            100.00
ING Real Estate Argentina Investments B.V.                 ING REI Investment II B.V.                                      100.00
ING Real Estate Asset Management Asia/Pacific B.V.         ING Real Estate Asset Management Holding B.V.                   100.00
ING Real Estate Asset Management Australia Pty Ltd         ING Real Estate Asset Management Asia/Pacific B.V.              100.00
ING Real Estate Asset Management Holding B.V.              ING Vastgoed B.V.                                               100.00
ING Real Estate Chester B.V.                               ING Real Estate Development International B.V.                  100.00
ING Real Estate CMT Investment Pte. Ltd.                   ING REI Investment (Asia) B.V.                                  100.00
ING Real Estate Colombo B.V.                               Nationale-Nederlanden Holdinvest B.V.                           100.00
ING Real Estate Development Australia Pty Ltd              ING Real Estate Development International B.V.                  100.00
ING Real Estate Development Belgium                        ING Vastgoed B B.V.                                             100.00
ING Real Estate Development Bonn GmbH & Co. KG             ING Real Estate Germany Bonn GmbH                               100.00
ING Real Estate Development CC Hotel GmbH & Co. KG         ING Real Estate Erste Bad Cannstatt GmbH                        100.00
ING Real Estate Development CC Leisure GmbH & Co. KG       ING Real Estate Dritte Bad Cannstatt GmbH                       100.00
ING Real Estate Development Ceske Budejovice, s.r.o.       ING Real Estate Development International B.V.                  100.00
ING Real Estate Development CR, s.r.o.                     ING Real Estate Development International B.V.                  100.00
ING Real Estate Development Germany GmbH                   ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Development Holding Germany GmbH           ING Real Estate Development International B.V.                  100.00
ING Real Estate Development International B.V.             ING Vastgoed Ontwikkeling B.V.                                  100.00
ING Real Estate Development Villa Bianca, s.r.o.           ING Real Estate Development International B.V.                  100.00
ING Real Estate Dritte Bad Cannstatt GmbH                  ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Ede B.V.                                   ING Vastgoed Ontwikkeling B.V.                                  100.00
ING Real Estate Erste Bad Cannstatt GmbH                   ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Espace Daumesnil B.V.                      BOZ B.V.                                                        100.00
ING Real Estate Finance (USA) LLC                          ING Financial Holdings Corporation                              100.00
ING Real Estate Finance N.V.                               ING Vastgoed B B.V.                                             100.00
ING Real Estate Germany Bonn GmbH                          ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Germany Dusseldorf I GmbH                  ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Germany Dusseldorf II GmbH                 ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Germany Dusseldorf III GmbH                ING Real Estate Development Holding Germany GmbH                 50.00
ING Real Estate Germany GmbH                               ING Real Estate Development International B.V.                  100.00
ING Real Estate Germany Niederrad I GmbH                   ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Germany Niederrad II GmbH                  ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Germany Niederrad III GmbH                 ING Real Estate Development Holding Germany GmbH                100.00
ING Real Estate Hanspaulka sro                             ING Real Estate Development International B.V.                  100.00
ING Real Estate Iberica S.L.                               ING Real Estate International Development B.V.                  100.00
ING Real Estate International Development (P.R.C.) B.V.    ING Real Estate International Development B.V.                  100.00
ING Real Estate International Investment III B.V.          ING Vastgoed B B.V.                                             100.00
ING Real Estate Invesment Management (UK) B.V.             ING Vastgoed B B.V.                                             100.00
ING Real Estate Investment Management Czech Republic,
  s.r.o                                                    ING Real Estate Investment Management Europe B.V.               100.00
ING Real Estate Investment Management Europe B.V.          ING Real Estate Asset Management Holding B.V.                   100.00
ING Real Estate Investors, Inc.                            Internationale Nederlanden (U.S.) Real Estate Finance, Inc.     100.00
ING Real Estate Joondalup B.V.                             ING REI Investment II B.V.                                      100.00
ING Real Estate La Pastora S.A.                            ING Real Estate Development International B.V.                  100.00
ING Real Estate Leasing B.V.                               Westland Utrecht Hypotheekbank N.V.                             100.00
ING Real Estate LIT Holdings, Inc.                         ING Financial Holdings Corporation                              100.00
ING Real Estate LPF (Netherlands) B.V.                     ING REI Investment I B.V.                                       100.00
ING Real Estate LPF Management (Netherlands) B.V           ING REI Investment I B.V.                                       100.00
ING Real Estate Ltd.                                       ING Real Estate Investment Management Europe B.V.               100.00
ING Real Estate North America Corporation                  ING Verzekeringen N.V.                                          100.00
ING Real Estate Parking Daumesnil Viaduc B.V.              BOZ B.V.                                                        100.00
ING Real Estate Praha Housing, a.s                         Nationale-Nederlanden Intervest IX B.V.                         100.00
ING Real Estate Services B.V.                              Westland Utrecht Hypotheekbank N.V.                             100.00
ING Real Estate Support Holding B.V.                       ING Support Holding B.V.                                        100.00
ING Real Estate Vasco da Gama B.V.                         ING Real Estate (MQE) N.V.                                      100.00
ING Real Estate Zweite Bad Cannstatt GmbH                  ING Real Estate Development Holding Germany GmbH                100.00
ING Realty Services, Inc                                   ING Furman Selz Asset Management LLC                            100.00
ING REAM I B.V.                                            ING Vastgoed B.V.                                               100.00
ING REDH Belgium                                           ING Vastgoed B B.V.                                             100.00
ING REI Clarion Holding B.V.                               ING Real Estate Asset Management Holding B.V.                   100.00
ING REI Clarion Holding, Inc.                              ING REI Clarion Holding B.V.                                    100.00
ING REI Development (Liege) B.V.                           ING Real Estate (MQE) N.V.                                      100.00

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Company name                                               Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Mutual Funds Management Company (Japan), Ltd.          ING Insurance International B.V.                            49.95
ING National Trust
ING Nationale-Nederlanden Life Insurance Company Poland
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt
ING Nationale-Nederlanden Penztarszolgltato es Tanacsado
  Reszvenytarsasag                                         ING Nationale-Nederlanden Magyarorszagi Biztosito Rt        75.00
ING Nationale-Nederlanden Polska S.A.                      ING Verzekeringen N.V.                                      47.37
ING Nederlanden Asigurari de Viati S.A.
ING Nominees (Hong Kong) Ltd.
ING Nominees (Singapore) Pte Ltd.
ING Nominees Limited
ING North America Insurance Corporation
ING Novex Insurance Company of Canada
ING Office Custodian Pty Ltd
ING Parcom Private Equity FCPR                             ING Parcom Private Equity Feeder FCPR                        0.50
ING Parcom Private Equity Feeder FCPR
ING Parcom Private Equity S.A.S.
ING Paris Rive Gauche S.A.S.
ING Payroll Management, Inc.
ING Pension Fund A.S.
ING Pension Services B.V.
ING Pension Services Ltd.
ING Pension Trust                                          ING Verzekeringen Intertrust II B.V.                        80.00
ING Pensiones Bital
ING Pensiones Peru S.A.                                    ING S.A.                                                     34.00
ING Pensionno-Osigoritelno Druzestvo AD
ING Personal Finance B.V.
ING Pilgrim Funding, Inc.
ING Pilgrim Senior Income Fund
ING PM LLC
ING Pomona Holdings LLC
ING Prena B.V.
ING Principal Pensions Kabushiki Kaisha
ING Private Banking Beheer B.V.
ING Private Capital Management (Luxembourg) S.A.
ING Private Capital Pty Limited
ING Property Holdings, Inc.
ING Quantative Management, Inc.
ING Re (Netherlands) N.V.
ING Re (UK) Limited
ING RE Holding (Netherlands) B.V.
ING Re Underwriters, Inc.
ING Real Estate (MQE) N.V.
ING Real Estate Argentina Investments B.V.
ING Real Estate Asset Management Asia/Pacific B.V.
ING Real Estate Asset Management Australia Pty Ltd
ING Real Estate Asset Management Holding B.V.
ING Real Estate Chester B.V.
ING Real Estate CMT Investment Pte. Ltd.
ING Real Estate Colombo B.V.
ING Real Estate Development Australia Pty Ltd
ING Real Estate Development Belgium
ING Real Estate Development Bonn GmbH & Co. KG
ING Real Estate Development CC Hotel GmbH & Co. KG
ING Real Estate Development CC Leisure GmbH & Co. KG
ING Real Estate Development Ceske Budejovice, s.r.o.
ING Real Estate Development CR, s.r.o.
ING Real Estate Development Germany GmbH
ING Real Estate Development Holding Germany GmbH
ING Real Estate Development International B.V.
ING Real Estate Development Villa Bianca, s.r.o.
ING Real Estate Dritte Bad Cannstatt GmbH
ING Real Estate Ede B.V.
ING Real Estate Erste Bad Cannstatt GmbH
ING Real Estate Espace Daumesnil B.V.
ING Real Estate Finance (USA) LLC
ING Real Estate Finance N.V.
ING Real Estate Germany Bonn GmbH
ING Real Estate Germany Dusseldorf I GmbH
ING Real Estate Germany Dusseldorf II GmbH
ING Real Estate Germany Dusseldorf III GmbH
ING Real Estate Germany GmbH
ING Real Estate Germany Niederrad I GmbH
ING Real Estate Germany Niederrad II GmbH
ING Real Estate Germany Niederrad III GmbH
ING Real Estate Hanspaulka sro
ING Real Estate Iberica S.L.
ING Real Estate International Development (P.R.C.) B.V.
ING Real Estate International Investment III B.V.
ING Real Estate Invesment Management (UK) B.V.
ING Real Estate Investment Management Czech Republic,
  s.r.o
ING Real Estate Investment Management Europe B.V.
ING Real Estate Investors, Inc.
ING Real Estate Joondalup B.V.
ING Real Estate La Pastora S.A.
ING Real Estate Leasing B.V.
ING Real Estate LIT Holdings, Inc.
ING Real Estate LPF (Netherlands) B.V.
ING Real Estate LPF Management (Netherlands) B.V
ING Real Estate Ltd.
ING Real Estate North America Corporation
ING Real Estate Parking Daumesnil Viaduc B.V.
ING Real Estate Praha Housing, a.s
ING Real Estate Services B.V.
ING Real Estate Support Holding B.V.
ING Real Estate Vasco da Gama B.V.
ING Real Estate Zweite Bad Cannstatt GmbH
ING Realty Services, Inc
ING REAM I B.V.
ING REDH Belgium
ING REI Clarion Holding B.V.
ING REI Clarion Holding, Inc.
ING REI Development (Liege) B.V.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 3                                                    % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Mutual Funds Management Company (Japan), Ltd.
ING National Trust
ING Nationale-Nederlanden Life Insurance Company Poland
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt
ING Nationale-Nederlanden Penztarszolgltato es Tanacsado
  Reszvenytarsasag
ING Nationale-Nederlanden Polska S.A.                      ING Nationale-Nederlanden Life Insurance Company Poland        2.63
ING Nederlanden Asigurari de Viati S.A.
ING Nominees (Hong Kong) Ltd.
ING Nominees (Singapore) Pte Ltd.
ING Nominees Limited
ING North America Insurance Corporation
ING Novex Insurance Company of Canada
ING Office Custodian Pty Ltd
ING Parcom Private Equity FCPR
ING Parcom Private Equity Feeder FCPR
ING Parcom Private Equity S.A.S.
ING Paris Rive Gauche S.A.S.
ING Payroll Management, Inc.
ING Pension Fund A.S.
ING Pension Services B.V.
ING Pension Services Ltd.
ING Pension Trust
ING Pensiones Bital
ING Pensiones Peru S.A.
ING Pensionno-Osigoritelno Druzestvo AD
ING Personal Finance B.V.
ING Pilgrim Funding, Inc.
ING Pilgrim Senior Income Fund
ING PM LLC
ING Pomona Holdings LLC
ING Prena B.V.
ING Principal Pensions Kabushiki Kaisha
ING Private Banking Beheer B.V.
ING Private Capital Management (Luxembourg) S.A.
ING Private Capital Pty Limited
ING Property Holdings, Inc.
ING Quantative Management, Inc.
ING Re (Netherlands) N.V.
ING Re (UK) Limited
ING RE Holding (Netherlands) B.V.
ING Re Underwriters, Inc.
ING Real Estate (MQE) N.V.
ING Real Estate Argentina Investments B.V.
ING Real Estate Asset Management Asia/Pacific B.V.
ING Real Estate Asset Management Australia Pty Ltd
ING Real Estate Asset Management Holding B.V.
ING Real Estate Chester B.V.
ING Real Estate CMT Investment Pte. Ltd.
ING Real Estate Colombo B.V.
ING Real Estate Development Australia Pty Ltd
ING Real Estate Development Belgium
ING Real Estate Development Bonn GmbH & Co. KG
ING Real Estate Development CC Hotel GmbH & Co. KG
ING Real Estate Development CC Leisure GmbH & Co. KG
ING Real Estate Development Ceske Budejovice, s.r.o.
ING Real Estate Development CR, s.r.o.
ING Real Estate Development Germany GmbH
ING Real Estate Development Holding Germany GmbH
ING Real Estate Development International B.V.
ING Real Estate Development Villa Bianca, s.r.o.
ING Real Estate Dritte Bad Cannstatt GmbH
ING Real Estate Ede B.V.
ING Real Estate Erste Bad Cannstatt GmbH
ING Real Estate Espace Daumesnil B.V.
ING Real Estate Finance (USA) LLC
ING Real Estate Finance N.V.
ING Real Estate Germany Bonn GmbH
ING Real Estate Germany Dusseldorf I GmbH
ING Real Estate Germany Dusseldorf II GmbH
ING Real Estate Germany Dusseldorf III GmbH
ING Real Estate Germany GmbH
ING Real Estate Germany Niederrad I GmbH
ING Real Estate Germany Niederrad II GmbH
ING Real Estate Germany Niederrad III GmbH
ING Real Estate Hanspaulka sro
ING Real Estate Iberica S.L.
ING Real Estate International Development (P.R.C.) B.V.
ING Real Estate International Investment III B.V.
ING Real Estate Invesment Management (UK) B.V.
ING Real Estate Investment Management Czech Republic,
  s.r.o
ING Real Estate Investment Management Europe B.V.
ING Real Estate Investors, Inc.
ING Real Estate Joondalup B.V.
ING Real Estate La Pastora S.A.
ING Real Estate Leasing B.V.
ING Real Estate LIT Holdings, Inc.
ING Real Estate LPF (Netherlands) B.V.
ING Real Estate LPF Management (Netherlands) B.V
ING Real Estate Ltd.
ING Real Estate North America Corporation
ING Real Estate Parking Daumesnil Viaduc B.V.
ING Real Estate Praha Housing, a.s
ING Real Estate Services B.V.
ING Real Estate Support Holding B.V.
ING Real Estate Vasco da Gama B.V.
ING Real Estate Zweite Bad Cannstatt GmbH
ING Realty Services, Inc
ING REAM I B.V.
ING REDH Belgium
ING REI Clarion Holding B.V.
ING REI Clarion Holding, Inc.
ING REI Development (Liege) B.V.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 4                              % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Mutual Funds Management Company (Japan), Ltd.
ING National Trust
ING Nationale-Nederlanden Life Insurance Company Poland
ING Nationale-Nederlanden Magyarorszagi Biztosito Rt
ING Nationale-Nederlanden Penztarszolgltato es Tanacsado
  Reszvenytarsasag
ING Nationale-Nederlanden Polska S.A.                      Nationale-Nederlanden Nederland B.V.     2.63
ING Nederlanden Asigurari de Viati S.A.
ING Nominees (Hong Kong) Ltd.
ING Nominees (Singapore) Pte Ltd.
ING Nominees Limited
ING North America Insurance Corporation
ING Novex Insurance Company of Canada
ING Office Custodian Pty Ltd
ING Parcom Private Equity FCPR
ING Parcom Private Equity Feeder FCPR
ING Parcom Private Equity S.A.S.
ING Paris Rive Gauche S.A.S.
ING Payroll Management, Inc.
ING Pension Fund A.S.
ING Pension Services B.V.
ING Pension Services Ltd.
ING Pension Trust
ING Pensiones Bital
ING Pensiones Peru S.A.
ING Pensionno-Osigoritelno Druzestvo AD
ING Personal Finance B.V.
ING Pilgrim Funding, Inc.
ING Pilgrim Senior Income Fund
ING PM LLC
ING Pomona Holdings LLC
ING Prena B.V.
ING Principal Pensions Kabushiki Kaisha
ING Private Banking Beheer B.V.
ING Private Capital Management (Luxembourg) S.A.
ING Private Capital Pty Limited
ING Property Holdings, Inc.
ING Quantative Management, Inc.
ING Re (Netherlands) N.V.
ING Re (UK) Limited
ING RE Holding (Netherlands) B.V.
ING Re Underwriters, Inc.
ING Real Estate (MQE) N.V.
ING Real Estate Argentina Investments B.V.
ING Real Estate Asset Management Asia/Pacific B.V.
ING Real Estate Asset Management Australia Pty Ltd
ING Real Estate Asset Management Holding B.V.
ING Real Estate Chester B.V.
ING Real Estate CMT Investment Pte. Ltd.
ING Real Estate Colombo B.V.
ING Real Estate Development Australia Pty Ltd
ING Real Estate Development Belgium
ING Real Estate Development Bonn GmbH & Co. KG
ING Real Estate Development CC Hotel GmbH & Co. KG
ING Real Estate Development CC Leisure GmbH & Co. KG
ING Real Estate Development Ceske Budejovice, s.r.o.
ING Real Estate Development CR, s.r.o.
ING Real Estate Development Germany GmbH
ING Real Estate Development Holding Germany GmbH
ING Real Estate Development International B.V.
ING Real Estate Development Villa Bianca, s.r.o.
ING Real Estate Dritte Bad Cannstatt GmbH
ING Real Estate Ede B.V.
ING Real Estate Erste Bad Cannstatt GmbH
ING Real Estate Espace Daumesnil B.V.
ING Real Estate Finance (USA) LLC
ING Real Estate Finance N.V.
ING Real Estate Germany Bonn GmbH
ING Real Estate Germany Dusseldorf I GmbH
ING Real Estate Germany Dusseldorf II GmbH
ING Real Estate Germany Dusseldorf III GmbH
ING Real Estate Germany GmbH
ING Real Estate Germany Niederrad I GmbH
ING Real Estate Germany Niederrad II GmbH
ING Real Estate Germany Niederrad III GmbH
ING Real Estate Hanspaulka sro
ING Real Estate Iberica S.L.
ING Real Estate International Development (P.R.C.) B.V.
ING Real Estate International Investment III B.V.
ING Real Estate Invesment Management (UK) B.V.
ING Real Estate Investment Management Czech Republic,
  s.r.o
ING Real Estate Investment Management Europe B.V.
ING Real Estate Investors, Inc.
ING Real Estate Joondalup B.V.
ING Real Estate La Pastora S.A.
ING Real Estate Leasing B.V.
ING Real Estate LIT Holdings, Inc.
ING Real Estate LPF (Netherlands) B.V.
ING Real Estate LPF Management (Netherlands) B.V
ING Real Estate Ltd.
ING Real Estate North America Corporation
ING Real Estate Parking Daumesnil Viaduc B.V.
ING Real Estate Praha Housing, a.s
ING Real Estate Services B.V.
ING Real Estate Support Holding B.V.
ING Real Estate Vasco da Gama B.V.
ING Real Estate Zweite Bad Cannstatt GmbH
ING Realty Services, Inc
ING REAM I B.V.
ING REDH Belgium
ING REI Clarion Holding B.V.
ING REI Clarion Holding, Inc.
ING REI Development (Liege) B.V.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
ING REI Investment (Asia) B.V.                             B.V.        40000225   100.00   Schenkkade 65
ING REI Investment (Belgium) B.V.                          B.V.        50000379   100.00   Schenkkade 65
ING REI Investment (China) B.V.                            B.V.        10000692   100.00   Schenkkade 65
ING REI Investment Holdings B.V.                           B.V.        10000243   100.00   Amstelveenseweg 500
ING REI Investment I B.V.                                  B.V.        40000226   100.00   Schenkkade 65
ING REI Investment II B.V.                                 B.V.        10000164   100.00   Schenkkade 65
ING REI Investment Spain B.V.                              B.V.        10000550   100.00   Schenkkade 65
ING REI Investment UK B.V.                                 B.V.        10000031   100.00   Schenkkade 65
ING Rel Alfa Sp.z o.o.                                     Sp.z        20002370   100.00   Plac Trzech Krzyzy 10/14
ING Retail Finance Pty Ltd                                 Ltd.        50000788   100.00   Level 13, 347 Kent Street
ING Retail Holding Company, Inc.                           Inc.        50000454   100.00   151 Farmington Avenue
ING Risk Management (Bermuda) Limited                      Ltd.        50000362   100.00   2 Church Street
ING RPFI Spain B.V.                                        B.V.        30000004   100.00   Schenkkade 65
ING S.A.                                                   S.A.                   100.00   7th Floor, Suecia 211, Provedencia
ING Salud S.A. (Chile)                                     S.A.                    99.20   5th Floor, Coyancura 2283
ING SCI, Inc.                                              Inc.        50000463   100.00   151 Farmington Avenue
ING Sector Kantoren Management B.V.                        B.V.        40000148   100.00   Schenkkade 65
ING Sector Logistics Management B.V.                       B.V.        50000415   100.00   Schenkkade 65
ING Sector Winkels Management B.V.                         B.V.        40000146   100.00   Schenkkade 65
ING Sector Woningen Management B.V.                        B.V.        40000147   100.00   Schenkkade 65
ING Securities (India) Pvt. Ltd.                           Ltd.        20001323    75.00   15 Flr. Bhavan Nariman Point
ING Securities (Japan) Limited                             Ltd.        20001316   100.00   19th Floor New Otani Garden Court 4-1
                                                                                             Kioi-Cho, Chiyoda-ku
ING Securities (Philippines) Inc.                          Inc.        20001318   100.00   Ayala Tower 20F Paseo de Roxas
ING Securities (Singapore) Pte Ltd                         Ltd.        20001319   100.00   9 Raffles Place, #19-01 Rep.Pl
ING Securities (Thailand) Limited                          Ltd.        20002004    70.00   130-132 Wireless Road, Lumpini, Pathunwan
ING Securities Bank S.A.                                   S.A.        50001351   100.00   Coeur Defense Tour A - La Defense 4, 110
                                                                                             Esplanade du General de Gaulle
ING Securities Client Services Limited                     Ltd.        20001390   100.00   60 London Wall
ING Securities Investment Management (Taiwan) Ltd.         Ltd.        50001027    80.00   15F, No. 210, Sec 1, Keelung Rd.
ING Securities Ltd                                         Ltd.        20001315   100.00   Three Exchange Square 8/F
ING Securities Nominees Limited                            Ltd.        20001419   100.00   60 London Wall
ING Securities S.A.                                        S.A.        20001723   100.00   Sokolska 34
ING Seguros Bital                                          S.A.
                                                           de C.V.     10000166    49.00   Bosque de Alisos 45-B, 2nd Floor, Colonia
                                                                                             Bosques de las Lomas
ING Seguros Commercial America                             S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco
ING Seguros de Vida S.A.                                   S.A.                   100.00   Av. Nueva Tajamar 481, piso 17, Torre
                                                                                             Norte, Las Condes
ING Seguros Generales S.A.                                 S.A.                    99.60   7th Floor, Suecia 211, Provedencia
ING Seguros S.A. de C.V.                                   S.A.        10001414    49.00   Bosque de Alisos 45-B, 2nd Floor, Colonia
                                                                                             Bosques de las Lomas
ING Service Center Hypotheken B.V.                         B.V.        50001128   100.00   Amstelveenseweg 500
ING Services Holding Company, Inc.                         Inc.        50000726   100.00   151 Farmington Avenue
ING Services LLC                                           LLC                    100.00   3424 Peachtree Road NE, suite 1900
ING Services Romania SRL                                   SRL         50000314   100.00   1-5, Costache Negri str., Sector 5
ING Servicios, C.A.                                        C.A.        20000738   100.00
ING SFE. B.V.                                              B.V.        10000029   100.00   Weena 505
ING Shipping (Asia Pacific) PTE Ltd.                       Ltd.        20002392   100.00   Singapore Land Tower # 34-03, 50 Raffles
                                                                                             Place
ING Sociedad de Bolsa (Argentina), S.A.                    S.A.        20000422   100.00   25 de Mayo 140, 18th Floor
ING South Life Insurance Agency Co. Ltd.                   Ltd.        50001037    99.40   18F, No. 366, Bo-Ai 1st Road
ING Startersbank B.V.                                      B.V.        20002513   100.00   Schenkkade 65
ING Support Holding B.V.                                   B.V.        10008000   100.00   Amstelveenseweg 500
ING Sviluppo Fiduciaria SIM S.p.A                          S.p.A.      50000956   100.00   Via Tortona, 33
ING Sviluppo Finanziaria S.p.A.                            S.p.A.      10001485   100.00   Via Tortona, 33
ING Sviluppo Investimenti SIM S.P.A.                       S.p.A.      50000955   100.00   Via Tortona, 33
ING Taurus Holdings LLC                                    LLC                     80.00   230 Park Avenue
ING Trading Company Ltd. (Aetna Heart Co. Ltd.)            Ltd.        50001036    16.67   7F, No. 176, Sec. 1, Keelung Road
ING Trust (Antilles) N.V.                                  N.V.        20000895   100.00   Kaya W.F.G. (Jombi) Mensing 14
ING Trust (Aruba) N.V.                                     N.V.        20000890   100.00   L.G. Smith Boulevard 162 NO
ING Trust (BVI) Ltd.                                       Ltd.        20001170   100.00   Lion's Chambers  P.O. Box 3459
ING Trust (Jersey) Ltd.                                    Ltd.        20000859   100.00   Huguenot House, 28 La Motte Street
ING Trust (Luxembourg) S.A.                                S.A.        20000860   100.00   8, Boulevard Joseph II
ING Trust (Nederland) B.V.                                 B.V.        20000179   100.00   Prinses Irenestraat 61
ING Trust (Suisse) AG                                      AG          20001645   100.00   Alpenstrasse 1
ING Trust B.V.                                             B.V.        20000800   100.00   Prinses Irenestraat 61
ING UK (Financial Services) Limited                        Ltd.        20001303   100.00   Caledonian House, Marystreet
ING UK Corporate Finance Holdings Limited                  Ltd.        20001379   100.00   60 London Wall
ING UK Financial Products                                  unLtd.      20001208   100.00   60 London Wall
ING UK Holdings Limited                                    Ltd.        50001068   100.00   60 London Wall
ING UK Nominees Limited                                    Ltd.        20001271   100.00   60 London Wall
ING UK Pension Trustee Limited                             Ltd.        50000579   100.00   60 London Wall
ING UK Properties Limited                                  Ltd.        20001288   100.00   60 London Wall
ING UK Securities Holdings Limited                         Ltd.        20001302   100.00   Caledonian House, Marystreet
ING USA Holding Corporation                                Corp.       20000146   100.00   1013 Centre Road
ING Valores (Venezuela) C.A.                               C.A.        20001117   100.00   Av. Eugenio Mendoza, Piso 16, Urb. La
                                                                                             Castellana, Chacao, Altamira
ING Vastgoed Arena B.V.                                    B.V.        40000110   100.00   Schenkkade 65
ING Vastgoed Asset Management B.V.                         B.V.        40000019   100.00   Schenkkade 65
ING Vastgoed B B.V.                                        B.V.        40000236   100.00   Schenkkade 65
ING Vastgoed B.V.                                          B.V.        40000023   100.00   Schenkkade 65
ING Vastgoed Beheer Maatschappij I B.V.                    B.V.        10000691   100.00   Schenkkade 65
ING Vastgoed Belegging B.V.                                B.V.        40000009   100.00   Schenkkade 65
ING Vastgoed Broekpolder B.V.                              B.V.        40000202   100.00   Schenkkade 65
ING Vastgoed CiBoGa B.V.                                   B.V.        40000143   100.00   Schenkkade 65
ING Vastgoed Como I B.V.                                   B.V.        40000126   100.00   Schenkkade 65
ING Vastgoed Fondsbelegging B.V.                           B.V.        40000129   100.00   Schenkkade 65
ING Vastgoed Fondsen B.V.                                  B.V.        40000239   100.00   Schenkkade 65
ING Vastgoed Holdings Inc.                                 Inc.        40000173   100.00   Schenkkade 65
ING Vastgoed Mahler 4 B.V.                                 B.V.        40000215   100.00   Schenkkade 65
ING Vastgoed Management Holding B.V.                       B.V.        10000664   100.00   Amstelveenseweg 500
ING Vastgoed One B.V.                                      B.V.        40000185   100.00   Schenkkade 65
ING Vastgoed Ontwikkeling B.V.                             B.V.        40000256   100.00   Schenkkade 65
ING Vastgoed Paris B.V.                                    B.V.        40000187   100.00   Schenkkade 65
ING Vastgoed Project I B.V.                                B.V.        40000179   100.00   Schenkkade 65
ING Vastgoed Project II Inc.                               Inc.        40000174   100.00   Schenkkade 65
ING Vastgoed S.A.                                          S.A.        50000811   100.00   Avenue des Arts 46, boite 3
ING Vastgoed Spuimarkt B.V.                                B.V.        40000083   100.00   Schenkkade 65
ING Vastgoed St. Hubertus B.V.                             B.V.        40000223   100.00   Schenkkade 65
ING Vastgoed Sun B.V.                                      B.V.        40000183   100.00   Schenkkade 65

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
ING REI Investment (Asia) B.V.                             2595 AS        Den Haag                     Netherlands
ING REI Investment (Belgium) B.V.                          2595 AS        Den Haag                     Netherlands
ING REI Investment (China) B.V.                            2595 AS        Den Haag                     Netherlands
ING REI Investment Holdings B.V.                           1081 KL        Amsterdam                    Netherlands
ING REI Investment I B.V.                                  2595 AS        Den Haag                     Netherlands
ING REI Investment II B.V.                                 2595 AS        Den Haag                     Netherlands
ING REI Investment Spain B.V.                              2595 AS        Den Haag                     Netherlands
ING REI Investment UK B.V.                                 2595 AS        Den Haag                     Netherlands
ING Rel Alfa Sp.z o.o.                                     00-499         Warsaw                       Poland
ING Retail Finance Pty Ltd                                 NSW 2000       Sydney                       Australia
ING Retail Holding Company, Inc.                           CT 06156       Hartfort, CT                 United States of America
ING Risk Management (Bermuda) Limited                      HM 11          Hamilton                     Bermuda
ING RPFI Spain B.V.                                        2595 AS        Den Haag                     Netherlands
ING S.A.                                                                  Santiago de Chile            Chile
ING Salud S.A. (Chile)                                                    Santiago de Chile            Chile
ING SCI, Inc.                                              CT 06156       Hartfort, CT                 United States of America
ING Sector Kantoren Management B.V.                        2595 AS        den Haag                     Netherlands
ING Sector Logistics Management B.V.                       2595 AS        Den Haag                     Netherlands
ING Sector Winkels Management B.V.                         2595 AS        den Haag                     Netherlands
ING Sector Woningen Management B.V.                        2595 AS        den Haag                     Netherlands
ING Securities (India) Pvt. Ltd.                           400 021        Mumbai                       India
ING Securities (Japan) Limited                             102-0094       Tokyo                        Japan
ING Securities (Philippines) Inc.                          1226           Makati City                  Philippines
ING Securities (Singapore) Pte Ltd                         48619          Singapore                    Singapore
ING Securities (Thailand) Limited                          10330          Bangkok                      Thailand
ING Securities Bank S.A.                                   92931          Paris                        France
ING Securities Client Services Limited                     EC2M 52Q       London                       Caiman Islands
ING Securities Investment Management (Taiwan) Ltd.         110            Taipei                       Taiwan
ING Securities Ltd                                                        Hong Kong                    Hong Kong
ING Securities Nominees Limited                            EC2M 5TQ       London                       United Kingdom
ING Securities S.A.                                        40-086         Katowice                     Poland
ING Seguros Bital                                          05120          Mexico City                  Mexico
ING Seguros Commercial America                             10400          Mexico City                  Mexico
ING Seguros de Vida S.A.                                                  Santiago de Chile            Chile
ING Seguros Generales S.A.                                                Santiago de Chile            Chile
ING Seguros S.A. de C.V.                                   11000          Mexico City                  Mexico
ING Service Center Hypotheken B.V.                         1081 KL        Amsterdam                    Netherlands
ING Services Holding Company, Inc.                         CT 06156       Hartfort, CT                 United States of America
ING Services LLC                                           GA 30326       Atlanta (Ga.)                United States of America
ING Services Romania SRL                                   762041         Bucharest                    Rumania
ING Servicios, C.A.                                                       Caracas                      Venezuela
ING SFE. B.V.                                              3013 AL        Rotterdam                    Netherlands
ING Shipping (Asia Pacific) PTE Ltd.                       048623         Singapore                    Singapore
ING Sociedad de Bolsa (Argentina), S.A.                    1002           Buenos Aires                 Argentina
ING South Life Insurance Agency Co. Ltd.                   807            Kaoshiung                    Taiwan
ING Startersbank B.V.                                      2595 AS        Den Haag                     Netherlands
ING Support Holding B.V.                                   1081 KL        Amsterdam                    Netherlands
ING Sviluppo Fiduciaria SIM S.p.A                          20144          Milano                       Italy
ING Sviluppo Finanziaria S.p.A.                            20144          Milano                       Italy
ING Sviluppo Investimenti SIM S.P.A.                       20144          Milano                       Italy
ING Taurus Holdings LLC                                    NY 10169       New York                     United States of America
ING Trading Company Ltd. (Aetna Heart Co. Ltd.)            110            Taipei                       Taiwan
ING Trust (Antilles) N.V.                                                 Willemstad Curacao           Netherlands Antilles
ING Trust (Aruba) N.V.                                                    Oranjestad                   Aruba
ING Trust (BVI) Ltd.                                                      Tortola                      British Virgin Islands
ING Trust (Jersey) Ltd.                                    JE2 4SZ        St. Helier, Jersey           United Kingdom
ING Trust (Luxembourg) S.A.                                L-1840         Luxemburg                    Luxemburg
ING Trust (Nederland) B.V.                                 1077 WV        Amsterdam                    Netherlands
ING Trust (Suisse) AG                                      CH 6304        Zug                          Switzerland
ING Trust B.V.                                             1077 WV        Amsterdam                    Netherlands
ING UK (Financial Services) Limited                        PO Box 1043    Georgetown, Grand Cayman     Cayman Islands
ING UK Corporate Finance Holdings Limited                  EC2M 5TQ       London                       United Kingdom
ING UK Financial Products                                  EC2M 5TQ       London                       United Kingdom
ING UK Holdings Limited                                    EC2M 5TQ       London                       United Kingdom
ING UK Nominees Limited                                    EC2M 5TQ       London                       United Kingdom
ING UK Pension Trustee Limited                             EC2M 5TQ       London                       United Kingdom
ING UK Properties Limited                                  EC2M 5TQ       London                       United Kingdom
ING UK Securities Holdings Limited                         PO Box 1043    Georgetown, Grand Cayman     Cayman Islands
ING USA Holding Corporation                                DE 19805       Wilmington (Del.)            United States of America
ING Valores (Venezuela) C.A.                               1062           Caracas                      Venezuela
ING Vastgoed Arena B.V.                                    2595 AS        Den Haag                     Netherlands
ING Vastgoed Asset Management B.V.                         2595 AS        Den Haag                     Netherlands
ING Vastgoed B B.V.                                        2595 AS        Den Haag                     Netherlands
ING Vastgoed B.V.                                          2595 AS        Den Haag                     Netherlands
ING Vastgoed Beheer Maatschappij I B.V.                    2595 AS        Den Haag                     Netherlands
ING Vastgoed Belegging B.V.                                2595 AS        Den Haag                     Netherlands
ING Vastgoed Broekpolder B.V.                              2595 AS        Den Haag                     Netherlands
ING Vastgoed CiBoGa B.V.                                   2595 AS        Den Haag                     Netherlands
ING Vastgoed Como I B.V.                                   2595 AS        Den Haag                     Netherlands
ING Vastgoed Fondsbelegging B.V.                           2595 AS        Den Haag                     Netherlands
ING Vastgoed Fondsen B.V.                                  2595 AS        Den Haag                     Netherlands
ING Vastgoed Holdings Inc.                                 2595 AS        Den Haag                     Netherlands
ING Vastgoed Mahler 4 B.V.                                 2595 AS        Den Haag                     Netherlands
ING Vastgoed Management Holding B.V.                       1081 KL        Amsterdam                    Netherlands
ING Vastgoed One B.V.                                      2595 AS        Den Haag                     Netherlands
ING Vastgoed Ontwikkeling B.V.                             2595 AS        Den Haag                     Netherlands
ING Vastgoed Paris B.V.                                    2595 AS        Den Haag                     Netherlands
ING Vastgoed Project I B.V.                                2595 AS        Den Haag                     Netherlands
ING Vastgoed Project II Inc.                               2595 AS        Den Haag                     Netherlands
ING Vastgoed S.A.                                          B-1000         Brussel                      Belgium
ING Vastgoed Spuimarkt B.V.                                2595 AS        Den Haag                     Netherlands
ING Vastgoed St. Hubertus B.V.                             2595 AS        Den Haag                     Netherlands
ING Vastgoed Sun B.V.                                      2595 AS        Den Haag                     Netherlands

------------------------------------------------------------------------------------------------------------------------------------

Company name                                        Activity
------------------------------------------------------------------------------------------------------------------------------------
ING REI Investment (Asia) B.V.                      Real Estate Management
ING REI Investment (Belgium) B.V.                   Real Estate Investments
ING REI Investment (China) B.V.                     Real Estate Investments
ING REI Investment Holdings B.V.                    Holding
ING REI Investment I B.V.                           Holding
ING REI Investment II B.V.                          Real Estate Exploitation
ING REI Investment Spain B.V.                       Real Estate Management
ING REI Investment UK B.V.                          Real Estate Investments
ING Rel Alfa Sp.z o.o.                              Real Estate Management
ING Retail Finance Pty Ltd                          Real Estate Financing
ING Retail Holding Company, Inc.                    Holding
ING Risk Management (Bermuda) Limited               Management Company (general)
ING RPFI Spain B.V.                                 Real Estate: General
ING S.A.                                            Holding
ING Salud S.A. (Chile)                              Employee Benefits
ING SCI, Inc.                                       Financial Services
ING Sector Kantoren Management B.V.                 Real Estate Management
ING Sector Logistics Management B.V.                Real Estate Management
ING Sector Winkels Management B.V.                  Real Estate Management
ING Sector Woningen Management B.V.                 Real Estate Management
ING Securities (India) Pvt. Ltd.                    Dormant
ING Securities (Japan) Limited                      Stockbrokerage
ING Securities (Philippines) Inc.                   Stockbrokerage
ING Securities (Singapore) Pte Ltd                  Stockbrokerage
ING Securities (Thailand) Limited                   Stockbrokerage
ING Securities Bank S.A.                            Financial Services
ING Securities Client Services Limited              Holding
ING Securities Investment Management (Taiwan) Ltd.  Investment Advisory
ING Securities Ltd                                  Stockbrokerage
ING Securities Nominees Limited                     Trust Company
ING Securities S.A.                                 Stockbrokerage
ING Seguros Bital                                   Life Insurance
ING Seguros Commercial America                      Life Insurance
ING Seguros de Vida S.A.                            Life Insurance
ING Seguros Generales S.A.                          Insurance: General
ING Seguros S.A. de C.V.                            Life Insurance
ING Service Center Hypotheken B.V.                  Mortgage Bank
ING Services Holding Company, Inc.                  Service Company
ING Services LLC                                    Insurance Broker
ING Services Romania SRL                            General Bank
ING Servicios, C.A.                                 Service Company
ING SFE. B.V.                                       Real Estate Investments
ING Shipping (Asia Pacific) PTE Ltd.                Service Company
ING Sociedad de Bolsa (Argentina), S.A.             Stockbrokerage
ING South Life Insurance Agency Co. Ltd.            Life Insurance
ING Startersbank B.V.                               Venture Capital
ING Support Holding B.V.                            Holding
ING Sviluppo Fiduciaria SIM S.p.A                   Life Insurance
ING Sviluppo Finanziaria S.p.A.                     Life Insurance
ING Sviluppo Investimenti SIM S.P.A.                Financial Services
ING Taurus Holdings LLC                             Stockbrokerage
ING Trading Company Ltd. (Aetna Heart Co. Ltd.)     Holding
ING Trust (Antilles) N.V.                           Trust Company
ING Trust (Aruba) N.V.                              Trust Company
ING Trust (BVI) Ltd.                                Trust Company
ING Trust (Jersey) Ltd.                             Trust Company
ING Trust (Luxembourg) S.A.                         Trust Company
ING Trust (Nederland) B.V.                          Trust Company
ING Trust (Suisse) AG                               Trust Company
ING Trust B.V.                                      Holding
ING UK (Financial Services) Limited                 Holding
ING UK Corporate Finance Holdings Limited           Holding
ING UK Financial Products                           Financial Services
ING UK Holdings Limited                             Holding
ING UK Nominees Limited                             Custody
ING UK Pension Trustee Limited                      Holding
ING UK Properties Limited                           Holding
ING UK Securities Holdings Limited                  Holding
ING USA Holding Corporation                         Holding
ING Valores (Venezuela) C.A.                        Stockbrokerage
ING Vastgoed Arena B.V.                             Real Estate Management
ING Vastgoed Asset Management B.V.                  Real Estate Management
ING Vastgoed B B.V.                                 Holding
ING Vastgoed B.V.                                   Management Company (general)
ING Vastgoed Beheer Maatschappij I B.V.             Real Estate Management
ING Vastgoed Belegging B.V.                         Real Estate Exploitation
ING Vastgoed Broekpolder B.V.                       Real Estate Management
ING Vastgoed CiBoGa B.V.                            Real Estate Management
ING Vastgoed Como I B.V.                            Holding
ING Vastgoed Fondsbelegging B.V.                    Real Estate Management
ING Vastgoed Fondsen B.V.                           Management Company (general)
ING Vastgoed Holdings Inc.                          Real Estate Management
ING Vastgoed Mahler 4 B.V.                          Holding
ING Vastgoed Management Holding B.V.                Finance Company
ING Vastgoed One B.V.                               Real Estate Management
ING Vastgoed Ontwikkeling B.V.                      Real Estate Development
ING Vastgoed Paris B.V.                             Real Estate Management
ING Vastgoed Project I B.V.                         Real Estate Management
ING Vastgoed Project II Inc.                        Real Estate Management
ING Vastgoed S.A.                                   Real Estate Exploitation
ING Vastgoed Spuimarkt B.V.                         Real Estate Soil
ING Vastgoed St. Hubertus B.V.                      Real Estate Soil
ING Vastgoed Sun B.V.                               Real Estate Management

------------------------------------------------------------------------------------------------------------------------------------

Company name                                         Parent 1                                                 % owned
------------------------------------------------------------------------------------------------------------------------------------
ING REI Investment (Asia) B.V.                       Nationale Nederlanden Interfinance B.V.                   100.00
ING REI Investment (Belgium) B.V.                    BOZ B.V.                                                  100.00
ING REI Investment (China) B.V.                      ING REI Investment II B.V.                                100.00
ING REI Investment Holdings B.V.                     Nationale Nederlanden Interfinance B.V.                   100.00
ING REI Investment I B.V.                            ING REI Investment Holdings B.V.                          100.00
ING REI Investment II B.V.                           ING REI Investment Holdings B.V.                          100.00
ING REI Investment Spain B.V.                        ING REI Investment II B.V.                                100.00
ING REI Investment UK B.V.                           ING Vastgoed Belegging B.V.                               100.00
ING Rel Alfa Sp.z o.o.                               ING Lease (Polska)                                        100.00
ING Retail Finance Pty Ltd                           ING Real Estate Asset Management Australia Pty Ltd        100.00
ING Retail Holding Company, Inc.                     Lion Connecticut Holdings, Inc.                           100.00
ING Risk Management (Bermuda) Limited                ING America Insurance Holdings, Inc.                      100.00
ING RPFI Spain B.V.                                  ING Real Estate International Investment I B.V.           100.00
ING S.A.                                             ING AE Chile Holdings I B.V.                              100.00
ING Salud S.A. (Chile)                               ING S.A.                                                   99.20
ING SCI, Inc.                                        ING Retail Holding Company, Inc.                          100.00
ING Sector Kantoren Management B.V.                  ING Vastgoed Asset Management B.V.                        100.00
ING Sector Logistics Management B.V.                 ING Vastgoed Asset Management B.V.                        100.00
ING Sector Winkels Management B.V.                   ING Vastgoed Asset Management B.V.                        100.00
ING Sector Woningen Management B.V.                  ING Vastgoed Asset Management B.V.                        100.00
ING Securities (India) Pvt. Ltd.                     ING India Private Limited                                  75.00
ING Securities (Japan) Limited                       ING Baring Holding Nederland B.V.                         100.00
ING Securities (Philippines) Inc.                    ING International Holdings Limited                        100.00
ING Securities (Singapore) Pte Ltd                   ING International Holdings Limited                        100.00
ING Securities (Thailand) Limited                    ING Baring Holding Nederland B.V.                          70.00
ING Securities Bank S.A.                             ING Bank (France) S.A.                                    100.00
ING Securities Client Services Limited               ING UK Holdings Limited                                   100.00
ING Securities Investment Management (Taiwan) Ltd.   ING International Insurance Holdings, Inc.                 80.00
ING Securities Ltd                                   ING International Holdings Limited                        100.00
ING Securities Nominees Limited                      ING UK Holdings Limited                                   100.00
ING Securities S.A.                                  ING Bank Slaski S.A.                                      100.00
ING Seguros Bital                                    ING Insurance International B.V.                           49.00
ING Seguros Commercial America                       Conglomerado de Valores                                    41.48
ING Seguros de Vida S.A.                             ING S.A.                                                   70.00
ING Seguros Generales S.A.                           ING S.A.                                                   99.60
ING Seguros S.A. de C.V.                             ING Seguros Bital                                          49.00
ING Service Center Hypotheken B.V.                   ING Support Holding B.V.                                  100.00
ING Services Holding Company, Inc.                   Lion Connecticut Holdings, Inc.                           100.00
ING Services LLC                                     Investors Financial Group, Inc.                           100.00
ING Services Romania SRL                             ING Bank N.V.                                             100.00
ING Servicios, C.A.                                  ING Bank N.V.                                             100.00
ING SFE. B.V.                                        ING Verzekering Nederland N.V.                            100.00
ING Shipping (Asia Pacific) PTE Ltd.                 ING Bank N.V.                                             100.00
ING Sociedad de Bolsa (Argentina), S.A.              ING Bank N.V.                                             100.00
ING South Life Insurance Agency Co. Ltd.             ING Heart Investment Company Ltd.                          99.40
ING Startersbank B.V.                                ING Bank N.V.                                             100.00
ING Support Holding B.V.                             ING Groep N.V.                                            100.00
ING Sviluppo Fiduciaria SIM S.p.A                    ING Sviluppo Finanziaria S.p.A.                           100.00
ING Sviluppo Finanziaria S.p.A.                      ING Insurance International B.V.                           25.00
ING Sviluppo Investimenti SIM S.P.A.                 ING Sviluppo Finanziaria S.p.A.                           100.00
ING Taurus Holdings LLC                              ING Furman Selz Asset Management LLC                       80.00
ING Trading Company Ltd. (Aetna Heart Co. Ltd.)      ING Heart Investment Company Ltd.                          16.67
ING Trust (Antilles) N.V.                            ING Trust B.V.                                            100.00
ING Trust (Aruba) N.V.                               ING Trust B.V.                                            100.00
ING Trust (BVI) Ltd.                                 ING Trust B.V.                                            100.00
ING Trust (Jersey) Ltd.                              Baring Trustees (Guernsey) Limited                        100.00
ING Trust (Luxembourg) S.A.                          ING Trust B.V.                                            100.00
ING Trust (Nederland) B.V.                           ING Trust B.V.                                            100.00
ING Trust (Suisse) AG                                ING Trust B.V.                                            100.00
ING Trust B.V.                                       ING Bank N.V.                                             100.00
ING UK (Financial Services) Limited                  ING UK Securities Holdings Limited                        100.00
ING UK Corporate Finance Holdings Limited            ING Intermediate Holdings Limited                         100.00
ING UK Financial Products                            ING Intermediate Holdings Limited                         100.00
ING UK Holdings Limited                              ING Baring Holding Nederland B.V.                         100.00
ING UK Nominees Limited                              Baring Brothers Limited                                   100.00
ING UK Pension Trustee Limited                       ING Intermediate Holdings Limited                         100.00
ING UK Properties Limited                            ING Intermediate Holdings Limited                         100.00
ING UK Securities Holdings Limited                   ING Intermediate Holdings Limited                         100.00
ING USA Holding Corporation                          ING Direct N.V.                                           100.00
ING Valores (Venezuela) C.A.                         ING Bank N.V.                                             100.00
ING Vastgoed Arena B.V.                              ING Vastgoed Ontwikkeling B.V.                            100.00
ING Vastgoed Asset Management B.V.                   ING Sector Kantoren Management B.V.                       100.00
ING Vastgoed B B.V.                                  ING Bank N.V.                                             100.00
ING Vastgoed B.V.                                    ING Vastgoed Management Holding B.V.                      100.00
ING Vastgoed Beheer Maatschappij I B.V.              ING Vastgoed Belegging B.V.                               100.00
ING Vastgoed Belegging B.V.                          ING Vastgoed V B.V.                                       100.00
ING Vastgoed Broekpolder B.V.                        Vastgoed De Appelaar Holding B.V.                         100.00
ING Vastgoed CiBoGa B.V.                             ING Real Estate (MQE) N.V.                                100.00
ING Vastgoed Como I B.V.                             ING Vastgoed B B.V.                                       100.00
ING Vastgoed Fondsbelegging B.V.                     ING Vastgoed V B.V.                                       100.00
ING Vastgoed Fondsen B.V.                            ING Vastgoed B B.V.                                       100.00
ING Vastgoed Holdings Inc.                           Cofiton II B.V.                                           100.00
ING Vastgoed Mahler 4 B.V.                           ING Vastgoed Ontwikkeling B.V.                            100.00
ING Vastgoed Management Holding B.V.                 ING Verzekeringen N.V.                                    100.00
ING Vastgoed One B.V.                                Cofiton II B.V.                                           100.00
ING Vastgoed Ontwikkeling B.V.                       ING Real Estate Development Holding B.V.                  100.00
ING Vastgoed Paris B.V.                              Cofiton II B.V.                                           100.00
ING Vastgoed Project I B.V.                          Cofiton II B.V.                                           100.00
ING Vastgoed Project II Inc.                         ING Vastgoed Holdings Inc.                                100.00
ING Vastgoed S.A.                                    ING Real Estate Investment Management Europe B.V.         100.00
ING Vastgoed Spuimarkt B.V.                          ING Vastgoed Ontwikkeling B.V.                            100.00
ING Vastgoed St. Hubertus B.V.                       ING Vastgoed Watertorens II B.V.                          100.00
ING Vastgoed Sun B.V.                                Cofiton II B.V.                                               --

------------------------------------------------------------------------------------------------------------------------------------

Company name                                        Parent 2                            % owned
------------------------------------------------------------------------------------------------------------------------------------
ING REI Investment (Asia) B.V.
ING REI Investment (Belgium) B.V.
ING REI Investment (China) B.V.
ING REI Investment Holdings B.V.
ING REI Investment I B.V.
ING REI Investment II B.V.
ING REI Investment Spain B.V.
ING REI Investment UK B.V.
ING Rel Alfa Sp.z o.o.
ING Retail Finance Pty Ltd
ING Retail Holding Company, Inc.
ING Risk Management (Bermuda) Limited
ING RPFI Spain B.V.
ING S.A.
ING Salud S.A. (Chile)
ING SCI, Inc.
ING Sector Kantoren Management B.V.
ING Sector Logistics Management B.V.
ING Sector Winkels Management B.V.
ING Sector Woningen Management B.V.
ING Securities (India) Pvt. Ltd.
ING Securities (Japan) Limited
ING Securities (Philippines) Inc.
ING Securities (Singapore) Pte Ltd
ING Securities (Thailand) Limited
ING Securities Bank S.A.
ING Securities Client Services Limited
ING Securities Investment Management (Taiwan) Ltd.
ING Securities Ltd
ING Securities Nominees Limited
ING Securities S.A.
ING Seguros Bital
ING Seguros Commercial America                      Valores Consolidados                  43.17
ING Seguros de Vida S.A.                            ING Insurance Chile Holdings Ltda.    30.00
ING Seguros Generales S.A.
ING Seguros S.A. de C.V.
ING Service Center Hypotheken B.V.
ING Services Holding Company, Inc.
ING Services LLC
ING Services Romania SRL
ING Servicios, C.A.
ING SFE. B.V.
ING Shipping (Asia Pacific) PTE Ltd.
ING Sociedad de Bolsa (Argentina), S.A.
ING South Life Insurance Agency Co. Ltd.
ING Startersbank B.V.
ING Support Holding B.V.
ING Sviluppo Fiduciaria SIM S.p.A
ING Sviluppo Finanziaria S.p.A.                     ING Continental Europe Holdings B.V.  75.00
ING Sviluppo Investimenti SIM S.P.A.
ING Taurus Holdings LLC
ING Trading Company Ltd. (Aetna Heart Co. Ltd.)
ING Trust (Antilles) N.V.
ING Trust (Aruba) N.V.
ING Trust (BVI) Ltd.
ING Trust (Jersey) Ltd.
ING Trust (Luxembourg) S.A.
ING Trust (Nederland) B.V.
ING Trust (Suisse) AG
ING Trust B.V.
ING UK (Financial Services) Limited
ING UK Corporate Finance Holdings Limited
ING UK Financial Products
ING UK Holdings Limited
ING UK Nominees Limited
ING UK Pension Trustee Limited
ING UK Properties Limited
ING UK Securities Holdings Limited
ING USA Holding Corporation
ING Valores (Venezuela) C.A.
ING Vastgoed Arena B.V.
ING Vastgoed Asset Management B.V.
ING Vastgoed B B.V.
ING Vastgoed B.V.
ING Vastgoed Beheer Maatschappij I B.V.
ING Vastgoed Belegging B.V.
ING Vastgoed Broekpolder B.V.
ING Vastgoed CiBoGa B.V.
ING Vastgoed Como I B.V.
ING Vastgoed Fondsbelegging B.V.
ING Vastgoed Fondsen B.V.
ING Vastgoed Holdings Inc.
ING Vastgoed Mahler 4 B.V.
ING Vastgoed Management Holding B.V.
ING Vastgoed One B.V.
ING Vastgoed Ontwikkeling B.V.
ING Vastgoed Paris B.V.
ING Vastgoed Project I B.V.
ING Vastgoed Project II Inc.
ING Vastgoed S.A.
ING Vastgoed Spuimarkt B.V.
ING Vastgoed St. Hubertus B.V.
ING Vastgoed Sun B.V.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 3                                                    % owned
------------------------------------------------------------------------------------------------------------------------------------
ING REI Investment (Asia) B.V.
ING REI Investment (Belgium) B.V.
ING REI Investment (China) B.V.
ING REI Investment Holdings B.V.
ING REI Investment I B.V.
ING REI Investment II B.V.
ING REI Investment Spain B.V.
ING REI Investment UK B.V.
ING Rel Alfa Sp.z o.o.
ING Retail Finance Pty Ltd
ING Retail Holding Company, Inc.
ING Risk Management (Bermuda) Limited
ING RPFI Spain B.V.
ING S.A.
ING Salud S.A. (Chile)
ING SCI, Inc.
ING Sector Kantoren Management B.V.
ING Sector Logistics Management B.V.
ING Sector Winkels Management B.V.
ING Sector Woningen Management B.V.
ING Securities (India) Pvt. Ltd.
ING Securities (Japan) Limited
ING Securities (Philippines) Inc.
ING Securities (Singapore) Pte Ltd
ING Securities (Thailand) Limited
ING Securities Bank S.A.
ING Securities Client Services Limited
ING Securities Investment Management (Taiwan) Ltd.
ING Securities Ltd
ING Securities Nominees Limited
ING Securities S.A.
ING Seguros Bital
ING Seguros Commercial America                             ING Insurance International B.V.                              15.19
ING Seguros de Vida S.A.
ING Seguros Generales S.A.
ING Seguros S.A. de C.V.
ING Service Center Hypotheken B.V.
ING Services Holding Company, Inc.
ING Services LLC
ING Services Romania SRL
ING Servicios, C.A.
ING SFE. B.V.
ING Shipping (Asia Pacific) PTE Ltd.
ING Sociedad de Bolsa (Argentina), S.A.
ING South Life Insurance Agency Co. Ltd.
ING Startersbank B.V.
ING Support Holding B.V.
ING Sviluppo Fiduciaria SIM S.p.A
ING Sviluppo Finanziaria S.p.A.
ING Sviluppo Investimenti SIM S.P.A.
ING Taurus Holdings LLC
ING Trading Company Ltd. (Aetna Heart Co. Ltd.)
ING Trust (Antilles) N.V.
ING Trust (Aruba) N.V.
ING Trust (BVI) Ltd.
ING Trust (Jersey) Ltd.
ING Trust (Luxembourg) S.A.
ING Trust (Nederland) B.V.
ING Trust (Suisse) AG
ING Trust B.V.
ING UK (Financial Services) Limited
ING UK Corporate Finance Holdings Limited
ING UK Financial Products
ING UK Holdings Limited
ING UK Nominees Limited
ING UK Pension Trustee Limited
ING UK Properties Limited
ING UK Securities Holdings Limited
ING USA Holding Corporation
ING Valores (Venezuela) C.A.
ING Vastgoed Arena B.V.
ING Vastgoed Asset Management B.V.
ING Vastgoed B B.V.
ING Vastgoed B.V.
ING Vastgoed Beheer Maatschappij I B.V.
ING Vastgoed Belegging B.V.
ING Vastgoed Broekpolder B.V.
ING Vastgoed CiBoGa B.V.
ING Vastgoed Como I B.V.
ING Vastgoed Fondsbelegging B.V.
ING Vastgoed Fondsen B.V.
ING Vastgoed Holdings Inc.
ING Vastgoed Mahler 4 B.V.
ING Vastgoed Management Holding B.V.
ING Vastgoed One B.V.
ING Vastgoed Ontwikkeling B.V.
ING Vastgoed Paris B.V.
ING Vastgoed Project I B.V.
ING Vastgoed Project II Inc.
ING Vastgoed S.A.
ING Vastgoed Spuimarkt B.V.
ING Vastgoed St. Hubertus B.V.
ING Vastgoed Sun B.V.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed Supholland B.V.                               B.V.        40000132   100.00   Schenkkade 65
ING Vastgoed V B.V.                                        B.V.        40000002   100.00   Schenkkade 65
ING Vastgoed Watertorens II B.V.                           B.V.        40000222   100.00   Schenkkade 65
ING Vendor Lease International B.V.                        B.V.        50000138   100.00   Karspeldreef 14
ING Verwaltung (Deutschland) GmbH A.G.                     A.G.        50000326   100.00   Friedrichstrasse 2-6
ING Verzekeringen Intertrust II B.V.                       B.V.        50001208   100.00   Amstelveenseweg 500
ING Verzekeringen Intertrust III B.V.                      B.V.        50001209   100.00   Amstelveenseweg 500
ING Verzekeringen Intertrust IV B.V.                       B.V.        50001210   100.00   Amstelveenseweg 500
ING Verzekeringen Intertrust V B.V.                        B.V.        50001211   100.00   Amstelveenseweg 500
ING Verzekeringen N.V.                                     N.V.        10000900   100.00   Amstelveenseweg 500
ING Verzekeringen Nederland N.V.                           N.V.        10000019   100.00   Amstelveenseweg 500
ING VGB Growing B.V.                                       B.V.        40000133   100.00   Schenkkade 65
ING VGB Nederland B.V.                                     B.V.        40000134   100.00   Schenkkade 65
ING VGB NOVAPROJECTA B.V.                                  B.V.        40000135   100.00   Schenkkade 65
ING Vida S.A.                                              S.A.                   100.00   Torre Catalinas, Madero 900, 19th Floor
ING Vysya Life Insurance Company Pty. Ltd.                 Ltd.        50001040    26.00   No. 14, Sankey Road
ING Wealth Management, Inc.                                Inc.                   100.00   7th floor, 181 University Avenue
ING Western Union Insurance Company                        ?           10001403   100.00   1300, 321-6 Avenue SW
ING Winkels Beheer Maatschappij B.V.                       B.V.        40000149   100.00   Schenkkade 65
ING Winkels Bewaar Maatschappij B.V.                       B.V.        40000158   100.00   Schenkkade 65
ING Winkels Management B.V.                                B.V.        40000161   100.00   Schenkkade 65
ING Woningen Beheer Maatschappij B.V.                      B.V.        40000150   100.00   Schenkkade 65
ING Woningen Bewaar Maatschappij B.V.                      B.V.        40000159   100.00   Schenkkade 65
ING Woningen Management B.V.                               B.V.        40000163   100.00   Schenkkade 65
ING-BHF BANK AG                                            A.G.        20000444    98.63   Bockenheimer Landstrasse 10
Ingelton B.V.                                              N.V.        20002388   100.00   Bijlmerplein 888
ING-North East Asia Bank                                   ?           20001165    70.00
Ingress N.V.                                               N.V.        20000952    20.67   Kaya W.F.G. (Jombi) Mensing 14
INIB N.V.                                                  N.V.        20000241   100.00   Burgemeester Rijnderslaan 20
Inmobiliaria Padre Mariano S.A.                            S.A.                   100.00   7th Floor, Suecia 211, Provedencia
Innovation & Developpement en Brabant Wallon               SPRL        20002144     5.19   Avenue Leon Champagne  ,3
INSTEC Gesellschaft fur Instandhaltung von Gebauden und
  Industrieanlag                                           GmbH                    24.08   Bockenheimer Landstrasse 10
Institucion Financiera Externa Middenbank Curacao N.V.
  (Uruguay)                                                N.V.        20000402   100.00
Institut de Reescompte et de Garantie S.A.                 S.A.        20002107    24.49   78 Rue du Commere
Insurance Brokers Hotline Pty Limited                      Ltd.        10001502   100.00   Level 13, 347 Kent Street
Insurancesmart Services Ltd. 1)                            Ltd.                    49.00   181 University Avenue, 7th Floor
Integrated Networks Pty Limited                            Ltd.        10001505   100.00   Level 13, 347 Kent Street
Integrated Trade Services GmbH                             GmbH        50000236    98.23   Bockenheimer Landstrasse 10
Inter Credit B.V.                                          B.V.        20000807   100.00   Runnenburg 30
InterAdvies N.V.                                           N.V.        20000021   100.00   Mr. Treublaan 7
Interbank On-line System Limited                           Ltd.        20002003    12.50   39 Victoria street
Intermediair Services N.V.                                 N.V.        10000814   100.00   Frankrijklei 1
International Aviation S.A.                                S.A.        50000856    99.99   Route D'Esch 52
International Credit Service S.A.S.                        S.A.S       20000808   100.00   3/5 Boulevard de Courbevoie
International Driver Service B.V.                          B.V.        20000643    65.00   Weesperzijde 144
International Factors S.A.                                 S.A.        20002046    50.00   Av. de la Couronne 358
International Fund Managers (Ireland) Ltd.                 Ltd.        20001336   100.00   IFSC House, International Financial
                                                                                             Services Centre
International Fund Managers Jersey                         Ltd.        50001074   100.00   Huguenot House, 28 La Motte Street
International Fund Managers UK Ltd.                        Ltd.        20001338   100.00   155 Bishopsgate
International Metal Trading Limited                        Ltd.        20001745   100.00   St. Julians Avenue
International Private Equity Services Limited              Ltd.        20001849    70.00   PO Box 431,13-15 Victoria Road
International Securitisation Managers (Ireland) Ltd.       Ltd.        20001377   100.00   IFSC House, International Financial
                                                                                             Services Centre
Internationale Nederlanden (U.S.) Real Estate Finance,
  Inc.                                                     Inc.                   100.00   230 Park Avenue
Interned Holding B.V.                                      B.V.        50000378   100.00   Nassaulaan 23
Interpartes incasso B.V.                                   B.V.        20000928   100.00   Haarlemmerweg 506
Interpay Nederland B.V.                                    B.V.        20000459    29.85
Interunion Bank (Antilles) N.V.                            N.V.        20000278    51.00   Kaya W.F.G. (Jombi) Mensing 14
Intervest B.V.                                             B.V.        20001788     9.46
Intervest PPM B.V.                                         B.V.        20001789     7.00
Inverberg  B.V.                                            B.V.        50000150   100.00   Bijlmerplein 888
Inversiones Corporativas Automotrices                      S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco
Inversiones DCV S.A.                                       S.A.                    23.10   10th Floor, Los Conquistadores 1700
Invertcom Ltd.                                             Ltd.        50000803   100.00   107, Cheapside
Invesco Asianet Fund Plc.                                  Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
Investec Global Investment portfolio Plc.                  Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
Investors Financial Group, LLC                             LLC         50000910   100.00   3424 Peachtree Road NE, suite 1900
Investors Financial Planning, Inc.                         Inc.        50000917   100.00   3424 Peachtree Road NE, suite 1900
IsaNet S.A.                                                S.A.        20002047    11.69   Koningsstraat 145
IsaServer S.A.                                             S.A.        20002048    18.00   Koningsstraat 145
IsaSoftware S.A.                                           S.A.        20002049    18.00   Koningsstraat 145
Ishop S.A.                                                 S.A.        50001255   100.00   Kunstlaan 46
J & A Holding B.V.                                         B.V.        20001607   100.00   Bijlmerplein 888
J. VLASBLOM ASSURANTIEN B.V.                               B.V.        10001353    37.50   Van Byemontsingel 1
J.B. van den Brink Beleggingsmaatschappij B.V.             B.V.        20001513   100.00   Bijlmerplein 888
J.H. Moes Holding B.V.                                     B.V.        20001498   100.00   Bijlmerplein 888
J.W.Th.M. Kohlen Beheer B.V.                               B.V.        20001617   100.00   Bijlmerplein 888
Jansen en Zoon Assuradeuren B.V.                           B.V.        10001300   100.00   Krullelaan 25

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed Supholland B.V.                               2595 AS        Den Haag                     Netherlands
ING Vastgoed V B.V.                                        2595 AS        Den Haag                     Netherlands
ING Vastgoed Watertorens II B.V.                           2595 AS        Den Haag                     Netherlands
ING Vendor Lease International B.V.                        1101 CK        Amsterdam                    Netherlands
ING Verwaltung (Deutschland) GmbH A.G.                     D-60323        Frankfurt am Main            Germany
ING Verzekeringen Intertrust II B.V.                       1081 KL        Amsterdam                    Netherlands
ING Verzekeringen Intertrust III B.V.                      1081 KL        Amsterdam                    Netherlands
ING Verzekeringen Intertrust IV B.V.                       1081 KL        Amsterdam                    Netherlands
ING Verzekeringen Intertrust V B.V.                        1081 KL        Amsterdam                    Netherlands
ING Verzekeringen N.V.                                     1081 KL        Amsterdam                    Netherlands
ING Verzekeringen Nederland N.V.                           1081 KL        Amsterdam                    Netherlands
ING VGB Growing B.V.                                       2595 AS        Den Haag                     Netherlands
ING VGB Nederland B.V.                                     2595 AS        Den Haag                     Netherlands
ING VGB NOVAPROJECTA B.V.                                  2595 AS        Den Haag                     Netherlands
ING Vida S.A.                                              CF 1106        Buenos Aires                 Argentina
ING Vysya Life Insurance Company Pty. Ltd.                 560003         Bangalore                    India
ING Wealth Management, Inc.                                M5H3M7         Toronto                      Canada
ING Western Union Insurance Company                        T2P 4W7        Calgary                      Canada
ING Winkels Beheer Maatschappij B.V.                       2595 AS        Den Haag                     Netherlands
ING Winkels Bewaar Maatschappij B.V.                       2595 AS        Den Haag                     Netherlands
ING Winkels Management B.V.                                2595 AS        Den Haag                     Netherlands
ING Woningen Beheer Maatschappij B.V.                      2595 AS        Den Haag                     Netherlands
ING Woningen Bewaar Maatschappij B.V.                      2595 AS        Den Haag                     Netherlands
ING Woningen Management B.V.                               2595 AS        Den Haag                     Netherlands
ING-BHF BANK AG                                            60323          Frankfurt am Main            Germany
Ingelton B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
ING-North East Asia Bank                                                  Pyongyang                    North Korea
Ingress N.V.                                                              Willemstad Curacao           Netherlands Antilles
INIB N.V.                                                  1185 MC        Amstelveen                   Netherlands
Inmobiliaria Padre Mariano S.A.                                           Santiago de Chile            Chile
Innovation & Developpement en Brabant Wallon               1480           Tubize                       Belgium
INSTEC Gesellschaft fur Instandhaltung von Gebauden und
  Industrieanlag                                           60323          Frankfurt am Main            Germany
Institucion Financiera Externa Middenbank Curacao N.V.
  (Uruguay)                                                               Montevideo                   Uruguay
Institut de Reescompte et de Garantie S.A.                 1040           Brussels                     Belgium
Insurance Brokers Hotline Pty Limited                      NSW 2000       Sydney                       Australia
Insurancesmart Services Ltd. 1)                            M5H 3M7        Toronto (Ontario)            Canada
Integrated Networks Pty Limited                            NSW 2000       Sydney                       Australia
Integrated Trade Services GmbH                             60323          Frankfurt am Main            Germany
Inter Credit B.V.                                          3981 AZ        Bunnik                       Netherlands
InterAdvies N.V.                                           1097 DP        Amsterdam                    Netherlands
Interbank On-line System Limited                           SWIH OEE       Londen                       United Kingdom
Intermediair Services N.V.                                 2000           Antwerpen                    Belgium
International Aviation S.A.                                1470           Luxembourg                   Luxemburg
International Credit Service S.A.S.                        92523          Neuilly sur Seine            France
International Driver Service B.V.                          1091 ET        Amsterdam                    Netherlands
International Factors S.A.                                 1050           Brussels                     Belgium
International Fund Managers (Ireland) Ltd.                                Dublin 1                     Ireland
International Fund Managers Jersey                         JE2 4SZ        St. Helier, Jersey           United Kingdom
International Fund Managers UK Ltd.                        EC2M 3XY       London                       United Kingdom
International Metal Trading Limited                        GY1 3DA        St. Peter Port, Guernsey     United Kingdom
International Private Equity Services Limited              GY1 3ZD        St. Peter Port               United Kingdom
International Securitisation Managers (Ireland) Ltd.                      Dublin 1                     Ireland
Internationale Nederlanden (U.S.) Real Estate Finance,
  Inc.                                                     NY 10169       New York                     United States of America
Interned Holding B.V.                                      2514 JT        Den Haag                     Netherlands
Interpartes incasso B.V.                                   1014 BL        Amsterdam                    Netherlands
Interpay Nederland B.V.                                                                                Netherlands
Interunion Bank (Antilles) N.V.                                           Willemstad Curacao           Netherlands Antilles
Intervest B.V.                                                            Den Bosch                    Netherlands
Intervest PPM B.V.                                                        Den Bosch                    Netherlands
Inverberg  B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Inversiones Corporativas Automotrices                      10400          Mexico City                  Mexico
Inversiones DCV S.A.                                                      Santiago de Chile            Chile
Invertcom Ltd.                                             EC2V 6HJ       London                       United Kingdom
Invesco Asianet Fund Plc.                                  1              Dublin 1                     Ireland
Investec Global Investment portfolio Plc.                  1              Dublin 1                     Ireland
Investors Financial Group, LLC                             GA 30326       Atlanta (Ga.)                United States of America
Investors Financial Planning, Inc.                         GA 30326       Atlanta (Ga.)                United States of America
IsaNet S.A.                                                1000           Brussels                     Belgium
IsaServer S.A.                                             1000           Brussels                     Belgium
IsaSoftware S.A.                                           1000           Brussels                     Belgium
Ishop S.A.                                                 1000           Bruxelles                    Belgium
J & A Holding B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
J. VLASBLOM ASSURANTIEN B.V.                               3195 TA        Rotterdam Pernis             Netherlands
J.B. van den Brink Beleggingsmaatschappij B.V.             1102 MG        Amsterdam Zuidoost           Netherlands
J.H. Moes Holding B.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
J.W.Th.M. Kohlen Beheer B.V.                               1102 MG        Amsterdam Zuidoost           Netherlands
Jansen en Zoon Assuradeuren B.V.                           3701 TB        Zeist                        Netherlands

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed Supholland B.V.                               Holding
ING Vastgoed V B.V.                                        Holding
ING Vastgoed Watertorens II B.V.                           Holding
ING Vendor Lease International B.V.                        Lease
ING Verwaltung (Deutschland) GmbH A.G.                     General Bank
ING Verzekeringen Intertrust II B.V.                       Holding
ING Verzekeringen Intertrust III B.V.                      Holding
ING Verzekeringen Intertrust IV B.V.                       Holding
ING Verzekeringen Intertrust V B.V.                        Holding
ING Verzekeringen N.V.                                     Holding
ING Verzekeringen Nederland N.V.                           Insurance: Life & General
ING VGB Growing B.V.                                       Dormant
ING VGB Nederland B.V.                                     Real Estate Management
ING VGB NOVAPROJECTA B.V.                                  Real Estate Management
ING Vida S.A.                                              Life Insurance
ING Vysya Life Insurance Company Pty. Ltd.                 Life Insurance
ING Wealth Management, Inc.                                Financial Services
ING Western Union Insurance Company                        Financial Services
ING Winkels Beheer Maatschappij B.V.                       Real Estate Management
ING Winkels Bewaar Maatschappij B.V.                       Real Estate Management
ING Winkels Management B.V.                                Real Estate Management
ING Woningen Beheer Maatschappij B.V.                      Real Estate Management
ING Woningen Bewaar Maatschappij B.V.                      Real Estate Management
ING Woningen Management B.V.                               Real Estate Management
ING-BHF BANK AG                                            General Bank
Ingelton B.V.                                              Cash Company
ING-North East Asia Bank                                   General Bank
Ingress N.V.                                               Financial Services
INIB N.V.                                                  Merchant Bank
Inmobiliaria Padre Mariano S.A.                            Real Estate: General
Innovation & Developpement en Brabant Wallon               Service Company
INSTEC Gesellschaft fur Instandhaltung von Gebauden und
  Industrieanlag                                           Investment Company
Institucion Financiera Externa Middenbank Curacao N.V.
  (Uruguay)                                                Offshore Banking
Institut de Reescompte et de Garantie S.A.                 Service Company
Insurance Brokers Hotline Pty Limited                      Insurance: General
Insurancesmart Services Ltd. 1)                            Inactive
Integrated Networks Pty Limited                            Financial Services
Integrated Trade Services GmbH
Inter Credit B.V.                                          Financial Services
InterAdvies N.V.                                           Finance Company
Interbank On-line System Limited                           Payment Services
Intermediair Services N.V.                                 Service Company
International Aviation S.A.                                Miscellaneous
International Credit Service S.A.S.                        Factoring
International Driver Service B.V.                          Equity Management
International Factors S.A.                                 Financial Services
International Fund Managers (Ireland) Ltd.                 Fund Management
International Fund Managers Jersey                         Custody
International Fund Managers UK Ltd.                        Investment Services
International Metal Trading Limited                        Equity Management
International Private Equity Services Limited              Private Equity
International Securitisation Managers (Ireland) Ltd.       Mngmnt. & Adm. of shares
Internationale Nederlanden (U.S.) Real Estate Finance,
  Inc.                                                     Real Estate: General
Interned Holding B.V.                                      Real Estate Management
Interpartes incasso B.V.                                   Debt Collecting
Interpay Nederland B.V.                                    Payment Services
Interunion Bank (Antilles) N.V.                            General Bank
Intervest B.V.                                             Financial Services
Intervest PPM B.V.                                         Financial Services
Inverberg  B.V.                                            Cash Company
Inversiones Corporativas Automotrices                      Financial Services
Inversiones DCV S.A.                                       Insurance: General
Invertcom Ltd.                                             Lease
Invesco Asianet Fund Plc.                                  Investment Fund
Investec Global Investment portfolio Plc.                  Investment Fund
Investors Financial Group, LLC                             Financial Services
Investors Financial Planning, Inc.                         Financial Services
IsaNet S.A.                                                Service Company
IsaServer S.A.                                             Service Company
IsaSoftware S.A.                                           Service Company
Ishop S.A.                                                 Holding
J & A Holding B.V.                                         Cash Company
J. VLASBLOM ASSURANTIEN B.V.                               Insurance broker
J.B. van den Brink Beleggingsmaatschappij B.V.             Cash Company
J.H. Moes Holding B.V.                                     Cash Company
J.W.Th.M. Kohlen Beheer B.V.                               Cash Company
Jansen en Zoon Assuradeuren B.V.                           Insurance broker

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed Supholland B.V.                               ING Real Estate (MQE) N.V.                                      100.00
ING Vastgoed V B.V.                                        N.V. Nationale Borg-Maatschappij                                100.00
ING Vastgoed Watertorens II B.V.                           ING Vastgoed Ontwikkeling B.V.                                  100.00
ING Vendor Lease International B.V.                        ING Lease Holding N.V.                                          100.00
ING Verwaltung (Deutschland) GmbH A.G.                     ING Bank N.V.                                                   100.00
ING Verzekeringen Intertrust II B.V.                       ING Insurance International B.V.                                100.00
ING Verzekeringen Intertrust III B.V.                      ING Insurance International B.V.                                100.00
ING Verzekeringen Intertrust IV B.V.                       ING Insurance International B.V.                                100.00
ING Verzekeringen Intertrust V B.V.                        ING Insurance International B.V.                                100.00
ING Verzekeringen N.V.                                     ING Groep N.V.                                                  100.00
ING Verzekeringen Nederland N.V.                           ING Verzekeringen N.V.                                          100.00
ING VGB Growing B.V.                                       ING Vastgoed Supholland B.V.                                    100.00
ING VGB Nederland B.V.                                     ING Vastgoed Supholland B.V.                                    100.00
ING VGB NOVAPROJECTA B.V.                                  ING Vastgoed Supholland B.V.                                    100.00
ING Vida S.A.                                              Nationale-Nederlanden Levensverzekering Maatschappij N.V.       100.00
ING Vysya Life Insurance Company Pty. Ltd.                 ING Insurance International B.V.                                 26.00
ING Wealth Management, Inc.                                ING Canada, Inc.                                                100.00
ING Western Union Insurance Company                        ING Canada, Inc.                                                100.00
ING Winkels Beheer Maatschappij B.V.                       ING Vastgoed Asset Management B.V.                              100.00
ING Winkels Bewaar Maatschappij B.V.                       ING Vastgoed B.V.                                               100.00
ING Winkels Management B.V.                                ING Vastgoed Asset Management B.V.                              100.00
ING Woningen Beheer Maatschappij B.V.                      ING Vastgoed Asset Management B.V.                              100.00
ING Woningen Bewaar Maatschappij B.V.                      ING Vastgoed B.V.                                               100.00
ING Woningen Management B.V.                               ING Vastgoed Asset Management B.V.                              100.00
ING-BHF BANK AG                                            BHF Holding Aktiengesellschaft                                   98.63
Ingelton B.V.                                              ING Bank N.V.                                                   100.00
ING-North East Asia Bank                                   ING Bank N.V.                                                    70.00
Ingress N.V.                                               ING Trust B.V.                                                   20.67
INIB N.V.                                                  ING Bank N.V.                                                   100.00
Inmobiliaria Padre Mariano S.A.                            ING Credito Hipotecario S.A.                                     99.00
Innovation & Developpement en Brabant Wallon               ING Belgique S.A.                                                 5.19
INSTEC Gesellschaft fur Instandhaltung von Gebauden und
  Industrieanlag                                           Industrie-Beteiligungs-Gesellschaft mbH                          24.08
Institucion Financiera Externa Middenbank Curacao N.V.
  (Uruguay)                                                ING Bank N.V.                                                   100.00
Institut de Reescompte et de Garantie S.A.                 ING Belgique S.A.                                                24.49
Insurance Brokers Hotline Pty Limited                      Mercantile Mutual Insurance (Australia) Ltd.                    100.00
Insurancesmart Services Ltd. 1)                            Equisure Insurance Services Ltd.                                100.00
Integrated Networks Pty Limited                            ING Life Limited                                                100.00
Integrated Trade Services GmbH                             ING-BHF Bank AG                                                  98.23
Inter Credit B.V.                                          NMB-Heller N.V.                                                 100.00
InterAdvies N.V.                                           ING Bank N.V.                                                   100.00
Interbank On-line System Limited                           ING Bank N.V.                                                    12.50
Intermediair Services N.V.                                 ING INSURANCE N.V.                                               99.00
International Aviation S.A.                                ING Belgique S.A.                                                99.99
International Credit Service S.A.S.                        NMB-Heller Holding N.V.                                         100.00
International Driver Service B.V.                          CW Lease Nederland BV                                            65.00
International Factors S.A.                                 ING Belgique S.A.                                                50.00
International Fund Managers (Ireland) Ltd.                 Guernsey International Fund Managers Limited                    100.00
International Fund Managers Jersey                         Guernsey International Fund Managers Limited                    100.00
International Fund Managers UK Ltd.                        Financial Services Group Limited                                100.00
International Metal Trading Limited                        Arnold Limited                                                  100.00
International Private Equity Services Limited              BPEP Participations Limited                                      70.00
International Securitisation Managers (Ireland) Ltd.       International Fund Managers (Ireland) Ltd.                      100.00
Internationale Nederlanden (U.S.) Real Estate Finance,
  Inc.                                                     ING Capital LLC                                                 100.00
Interned Holding B.V.                                      Westland/Utrecht Hypotheekbank N.V.                             100.00
Interpartes incasso B.V.                                   Postbank N.V.                                                   100.00
Interpay Nederland B.V.                                    ING Bank N.V.                                                    29.85
Interunion Bank (Antilles) N.V.                            ING Bank N.V.                                                    51.00
Intervest B.V.                                             Bank Mendes Gans N.V.                                             9.46
Intervest PPM B.V.                                         Bank Mendes Gans N.V.                                             7.00
Inverberg  B.V.                                            ING Prena B.V.                                                  100.00
Inversiones Corporativas Automotrices                      ING Seguros Commercial America                                   25.00
Inversiones DCV S.A.                                       Administradora de Fondos de Pensiones Santa Maria S.A.           23.10
Invertcom Ltd.                                             ING Lease (UK) Limited                                          100.00
Invesco Asianet Fund Plc.
Investec Global Investment portfolio Plc.
Investors Financial Group, LLC                             ING Brokers Network, LLC                                        100.00
Investors Financial Planning, Inc.                         Investors Financial Group, LLC                                  100.00
IsaNet S.A.                                                ING Belgique S.A.                                                11.69
IsaServer S.A.                                             ING Belgique S.A.                                                18.00
IsaSoftware S.A.                                           ING Belgique S.A.                                                18.00
Ishop S.A.                                                 ING REDH Belgium                                                100.00
J & A Holding B.V.                                         ING Prena B.V.                                                  100.00
J. VLASBLOM ASSURANTIEN B.V.                               B.V. Algemene Beleggingsmaatschappij Reigerdaal                  37.50
J.B. van den Brink Beleggingsmaatschappij B.V.             ING Prena B.V.                                                  100.00
J.H. Moes Holding B.V.                                     ING Prena B.V.                                                  100.00
J.W.Th.M. Kohlen Beheer B.V.                               ING Prena B.V.                                                  100.00
Jansen en Zoon Assuradeuren B.V.                           Belhaska XI B.V.                                                100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                    % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed Supholland B.V.
ING Vastgoed V B.V.
ING Vastgoed Watertorens II B.V.
ING Vendor Lease International B.V.
ING Verwaltung (Deutschland) GmbH A.G.
ING Verzekeringen Intertrust II B.V.
ING Verzekeringen Intertrust III B.V.
ING Verzekeringen Intertrust IV B.V.
ING Verzekeringen Intertrust V B.V.
ING Verzekeringen N.V.
ING Verzekeringen Nederland N.V.
ING VGB Growing B.V.
ING VGB Nederland B.V.
ING VGB NOVAPROJECTA B.V.
ING Vida S.A.
ING Vysya Life Insurance Company Pty. Ltd.
ING Wealth Management, Inc.
ING Western Union Insurance Company
ING Winkels Beheer Maatschappij B.V.
ING Winkels Bewaar Maatschappij B.V.
ING Winkels Management B.V.
ING Woningen Beheer Maatschappij B.V.
ING Woningen Bewaar Maatschappij B.V.
ING Woningen Management B.V.
ING-BHF BANK AG
Ingelton B.V.
ING-North East Asia Bank
Ingress N.V.
INIB N.V.
Inmobiliaria Padre Mariano S.A.                            ING S.A.                                       1.00
Innovation & Developpement en Brabant Wallon
INSTEC Gesellschaft fur Instandhaltung von Gebauden und
  Industrieanlag
Institucion Financiera Externa Middenbank Curacao N.V.
  (Uruguay)
Institut de Reescompte et de Garantie S.A.
Insurance Brokers Hotline Pty Limited
Insurancesmart Services Ltd. 1)
Integrated Networks Pty Limited
Integrated Trade Services GmbH
Inter Credit B.V.
InterAdvies N.V.
Interbank On-line System Limited
Intermediair Services N.V.                                 Westland/Utrecht Hypotheekmaatschappij N.V.    1.00
International Aviation S.A.
International Credit Service S.A.S.
International Driver Service B.V.
International Factors S.A.
International Fund Managers (Ireland) Ltd.
International Fund Managers Jersey
International Fund Managers UK Ltd.
International Metal Trading Limited
International Private Equity Services Limited
International Securitisation Managers (Ireland) Ltd.
Internationale Nederlanden (U.S.) Real Estate Finance,
  Inc.
Interned Holding B.V.
Interpartes incasso B.V.
Interpay Nederland B.V.
Interunion Bank (Antilles) N.V.
Intervest B.V.
Intervest PPM B.V.
Inverberg  B.V.
Inversiones Corporativas Automotrices                      Fianzas Comercial America                     25.00
Inversiones DCV S.A.
Invertcom Ltd.
Invesco Asianet Fund Plc.
Investec Global Investment portfolio Plc.
Investors Financial Group, LLC
Investors Financial Planning, Inc.
IsaNet S.A.
IsaServer S.A.
IsaSoftware S.A.
Ishop S.A.
J & A Holding B.V.
J. VLASBLOM ASSURANTIEN B.V.
J.B. van den Brink Beleggingsmaatschappij B.V.
J.H. Moes Holding B.V.
J.W.Th.M. Kohlen Beheer B.V.
Jansen en Zoon Assuradeuren B.V.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 3                    % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed Supholland B.V.
ING Vastgoed V B.V.
ING Vastgoed Watertorens II B.V.
ING Vendor Lease International B.V.
ING Verwaltung (Deutschland) GmbH A.G.
ING Verzekeringen Intertrust II B.V.
ING Verzekeringen Intertrust III B.V.
ING Verzekeringen Intertrust IV B.V.
ING Verzekeringen Intertrust V B.V.
ING Verzekeringen N.V.
ING Verzekeringen Nederland N.V.
ING VGB Growing B.V.
ING VGB Nederland B.V.
ING VGB NOVAPROJECTA B.V.
ING Vida S.A.
ING Vysya Life Insurance Company Pty. Ltd.
ING Wealth Management, Inc.
ING Western Union Insurance Company
ING Winkels Beheer Maatschappij B.V.
ING Winkels Bewaar Maatschappij B.V.
ING Winkels Management B.V.
ING Woningen Beheer Maatschappij B.V.
ING Woningen Bewaar Maatschappij B.V.
ING Woningen Management B.V.
ING-BHF BANK AG
Ingelton B.V.
ING-North East Asia Bank
Ingress N.V.
INIB N.V.
Inmobiliaria Padre Mariano S.A.
Innovation & Developpement en Brabant Wallon
INSTEC Gesellschaft fur Instandhaltung von Gebauden und
  Industrieanlag
Institucion Financiera Externa Middenbank Curacao N.V.
  (Uruguay)
Institut de Reescompte et de Garantie S.A.
Insurance Brokers Hotline Pty Limited
Insurancesmart Services Ltd. 1)
Integrated Networks Pty Limited
Integrated Trade Services GmbH
Inter Credit B.V.
InterAdvies N.V.
Interbank On-line System Limited
Intermediair Services N.V.
International Aviation S.A.
International Credit Service S.A.S.
International Driver Service B.V.
International Factors S.A.
International Fund Managers (Ireland) Ltd.
International Fund Managers Jersey
International Fund Managers UK Ltd.
International Metal Trading Limited
International Private Equity Services Limited
International Securitisation Managers (Ireland) Ltd.
Internationale Nederlanden (U.S.) Real Estate Finance,
  Inc.
Interned Holding B.V.
Interpartes incasso B.V.
Interpay Nederland B.V.
Interunion Bank (Antilles) N.V.
Intervest B.V.
Intervest PPM B.V.
Inverberg  B.V.
Inversiones Corporativas Automotrices                      Pensiones Comercial America   25.00
Inversiones DCV S.A.
Invertcom Ltd.
Invesco Asianet Fund Plc.
Investec Global Investment portfolio Plc.
Investors Financial Group, LLC
Investors Financial Planning, Inc.
IsaNet S.A.
IsaServer S.A.
IsaSoftware S.A.
Ishop S.A.
J & A Holding B.V.
J. VLASBLOM ASSURANTIEN B.V.
J.B. van den Brink Beleggingsmaatschappij B.V.
J.H. Moes Holding B.V.
J.W.Th.M. Kohlen Beheer B.V.
Jansen en Zoon Assuradeuren B.V.

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Company name                                              Parent 4                                    % owned
------------------------------------------------------------------------------------------------------------------------------------
ING Vastgoed Supholland B.V.
ING Vastgoed V B.V.
ING Vastgoed Watertorens II B.V.
ING Vendor Lease International B.V.
ING Verwaltung (Deutschland) GmbH A.G.
ING Verzekeringen Intertrust II B.V.
ING Verzekeringen Intertrust III B.V.
ING Verzekeringen Intertrust IV B.V.
ING Verzekeringen Intertrust V B.V.
ING Verzekeringen N.V.
ING Verzekeringen Nederland N.V.
ING VGB Growing B.V.
ING VGB Nederland B.V.
ING VGB NOVAPROJECTA B.V.
ING Vida S.A.
ING Vysya Life Insurance Company Pty. Ltd.
ING Wealth Management, Inc.
ING Western Union Insurance Company
ING Winkels Beheer Maatschappij B.V.
ING Winkels Bewaar Maatschappij B.V.
ING Winkels Management B.V.
ING Woningen Beheer Maatschappij B.V.
ING Woningen Bewaar Maatschappij B.V.
ING Woningen Management B.V.
ING-BHF BANK AG
Ingelton B.V.
ING-North East Asia Bank
Ingress N.V.
INIB N.V.
Inmobiliaria Padre Mariano S.A.
Innovation & Developpement en Brabant Wallon
INSTEC Gesellschaft fur Instandhaltung von Gebauden und
  Industrieanlag
Institucion Financiera Externa Middenbank Curacao N.V.
  (Uruguay)
Institut de Reescompte et de Garantie S.A.
Insurance Brokers Hotline Pty Limited
Insurancesmart Services Ltd. 1)
Integrated Networks Pty Limited
Integrated Trade Services GmbH
Inter Credit B.V.
InterAdvies N.V.
Interbank On-line System Limited
Intermediair Services N.V.
International Aviation S.A.
International Credit Service S.A.S.
International Driver Service B.V.
International Factors S.A.
International Fund Managers (Ireland) Ltd.
International Fund Managers Jersey
International Fund Managers UK Ltd.
International Metal Trading Limited
International Private Equity Services Limited
International Securitisation Managers (Ireland) Ltd.
Internationale Nederlanden (U.S.) Real Estate Finance,
  Inc.
Interned Holding B.V.
Interpartes incasso B.V.
Interpay Nederland B.V.
Interunion Bank (Antilles) N.V.
Intervest B.V.
Intervest PPM B.V.
Inverberg  B.V.
Inversiones Corporativas Automotrices                     Servicios Immobiliarios La Comercial        25.00
Inversiones DCV S.A.
Invertcom Ltd.
Invesco Asianet Fund Plc.
Investec Global Investment portfolio Plc.
Investors Financial Group, LLC
Investors Financial Planning, Inc.
IsaNet S.A.
IsaServer S.A.
IsaSoftware S.A.
Ishop S.A.
J & A Holding B.V.
J. VLASBLOM ASSURANTIEN B.V.
J.B. van den Brink Beleggingsmaatschappij B.V.
J.H. Moes Holding B.V.
J.W.Th.M. Kohlen Beheer B.V.
Jansen en Zoon Assuradeuren B.V.

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                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Jansen Groenendijk Assurantiemakelaars B.V.                B.V.        10001299   100.00   Krullelaan 25
Jarandilla B.V.                                            B.V.        20001591   100.00   Bijlmerplein 888
Jean-Paul de Waal Holding B.V.                             B.V.        50000078   100.00   Drentestraat 24
Jemaas Beheer B.V.                                         B.V.        20001464   100.00   Bijlmerplein 888
Jet N.V.                                                   N.V.        20000896    20.00   Kaya W.F.G. (Jombi) Mensing 14
Jetta Vastgoed B.V.                                        B.V.        10000720   100.00   Schenkkade 65
Jomicapa B.V.                                              B.V.        20002028   100.00   Bijlmerplein 888
Jongert Beheer B.V.                                        B.V.        20001590   100.00   Bijlmerplein 888
Jooeun Investment Trust Management Company Limited         Ltd.        50000380    20.00   8Fl Daeshin Securities Bldg., 34-8,
                                                                                             Yoido-dong,Youngdeungpo-ku
JTB Group B.V.                                             B.V.        50000568   100.00   Bijlmerplein 888
JUZA Onroerend Goed B.V.                                   B.V.        20001938   100.00   Schenkkade 65
K & M Beheer B.V.                                          B.V.        20001756   100.00   Bijlmerplein 888
Kager Poort B.V.                                           B.V.        20001966   100.00   Schenkkade 65
Kalival S.A.                                               S.A.        20002075   100.00   Avenue du General de Gaulle, 90/102,
                                                                                             Coeur Defense Tour A, Place de la
                                                                                             Defense
Kalliope B.V.                                              B.V.        20001624   100.00   Bijlmerplein 888
Kamadora Investments N.V.                                  N.V.        20001012   100.00   Kaya W.F.G. (Jombi) Mensing 14
Kantoor Velperpoort B.V.                                   B.V.        50000153   100.00   Schenkkade 65
Kapelaansdijk I B.V.                                       B.V.        50000117   100.00   Schenkkade 65
Kazarian Insurance Brokers Limited 1)                      Ltd.                    49.00   1580 20th St. East
Kema Financieel Adviseurs B.V.                             B.V.        10001302   100.00   Hereplein 4
Kenau B.V.                                                 B.V.        20000618   100.00   Bijlmerplein 888
Kervezee  Schotte Adviesgroep B.V.                         B.V.        10001303   100.00   Thomsonplein 22-24
Kijkgroep B.V.                                             B.V.        20001545   100.00   Bijlmerplein 888
Kilduff Investments Ltd. 1)                                Ltd.                    49.00   11120 - 178th Street
Kilse Poort B.V.                                           B.V.        20001967   100.00   Schenkkade 65
Kleber Vastgoed B.V.                                       B.V.        10000574   100.00   Schenkkade 65
Koolhaas Verzekeringen N.V.                                N.V.        10000055   100.00   Weena 505
Korea Special Opportunities Fund Plc.                      Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
Kort Ambacht Maatschappij tot exploitatie van onroerende
  goederen B.V.                                            B.V.        20001934   100.00   Schenkkade 65
Koster Hodes Verzekeringen B.V.                            B.V.        10001363   100.00
Kouwenberg Holding B.V.                                    B.V.        50000049   100.00   Bijlmerplein 888
L. Beaton Insurance Brokers Inc. 1)                        Inc.                    49.00   1232 Kingsway
L. Herrebout Beleggingen B.V.                              B.V.        20002031   100.00   Bijlmerplein 888
L.Martens Beheer B.V.                                      B.V.        20001796   100.00   Bijlmerplein 888
La Compagnie d'Assurances Belair                           S.A.        10001409    97.00   7101 Jean-Talon Street East, Suite 300
La Gro's Assurantiekantoor B.V.                            B.V.        10001304   100.00   Stationsweg 2
La Societe Civile Immobiliere PB 10                        S.A.               1    12.00   Rue Garnier 14
Laboratorio Bio Imagen Limitada                            Ltda.                   99.00
Lagotis B.V.                                               B.V.        20001247   100.00   Bijlmerplein 888
Langosta B.V.                                              B.V.        20000354   100.00   Herculesplein 5
Larino B.V.                                                B.V.        20000431   100.00   Bijlmerplein 888
Latourette B.V.                                            B.V.        20001672   100.00   Bijlmerplein 888
Lauwers Poort B.V.                                         B.V.        50000118   100.00   Schenkkade 65
Le Groupe 3PCS inc.                                        Inc.                   100.00   4545 avenue Pierre-de-Coubertin
Leasing Principals Limited                                 Ltd.        20001144   100.00   CW House, 3 Bracknell Beeches
Leaver B.V.                                                B.V.        20001780   100.00   Bijlmerplein 888
Ledanca B.V.                                               B.V.        20001155   100.00   Bijlmerplein 888
Leidse Rijn Poort B.V.                                     B.V.        50000119   100.00   Schenkkade 65
Lekse Poort B.V.                                           B.V.        20001968   100.00   Schenkkade 65
Leleque Pty Limited                                        Ltd.        10001503   100.00   Level 13, 347 Kent Street
Leocadia B.V.                                              B.V.        50000527   100.00   Bijlmerplein 888
Leontina B.V.                                              B.V.        10000209   100.00   Amstelveenseweg 500
Lewing Developments Pty Ltd                                Ltd.        50000789   100.00   Level 13, 347 Kent Street
Licorera B.V.                                              B.V.        20001069   100.00   Bijlmerplein 888
Liecene B.V.                                               B.V.        20001561   100.00   Bijlmerplein 888
Lies C.V.                                                  C.V.        50000148   100.00   Schenkkade 65
Life Insurance Company of Georgia                          Inc.        10000877   100.00   5780 Powers Ferry Road, N.W.
Life of Georgia Agency, Inc.                               Inc.        50000302   100.00   5780 Powers Ferry Road NW
Limburgse Waterpoort B.V.                                  B.V.        20001969   100.00   Schenkkade 65
Lindenburgh C.V.                                           C.V.        40000263            Schenkkade 65
Lingese Poort B.V.                                         B.V.        20001970   100.00   Schenkkade 65
Lion Connecticut Holdings, Inc.                            Inc.        50000731   100.00   151 Farmington Avenue
Lion Custom Investments LLC                                LLC         50000303   100.00   5780 Powers Ferry Road NW
Lion II Custom Investments LLC                             LLC         50000304   100.00   5780 Powers Ferry Road NW
Lion Philippine Ventures, Inc.                             Inc.        50001018   100.00   104 Herrera Street, Legaspi Village
lmmo Property Tripolis A B.V.                              B.V.        40000171   100.00   Schenkkade 65
Locabel Immo S.A.                                          S.A.        20002192   100.00   Avenue de Cortenbergh 71
Locabel-Invest S.A.                                        S.A.        20002194   100.00   Avenue de Cortenbergh 71
Location 3 Ltd.                                            Ltd.        40000089   100.00   1200-65 Queenstreet West
Locura Belegging B.V.                                      B.V.        20000219   100.00   Bijlmerplein 888
Lokmaipattana Co. Limited                                  Ltd.        20001747   100.00   Ramrhanghaeeng Rd.,Khwaeng Hua
Lomajoma Holdings B.V.                                     B.V.        20001506   100.00   Bijlmerplein 888
Londam B.V.                                                B.V.        20002022   100.00   Bijlmerplein 888
London & Amsterdam Development Ltd.                        Ltd.        40000164    50.00   Schenkkade 65
London & Amsterdam Properties Ltd.                         Ltd.        40000025   100.00   Schenkkade 65
London and Leeds Investments (Holland) B.V.                B.V.        50000059   100.00   Bijlmerplein 888
London and Leeds Investments 1 B.V.                        B.V.        50000473   100.00   Bijlmerplein 888
London and Leeds Investments 2 B.V.                        B.V.        50000471   100.00   Bijlmerplein 888
Longbow Fund Limited                                       Ltd.                        -   P.O. Box 961, 30 De Castro Street, Road
                                                                                             Town
Longwood Offshore Fund                                                                 -   Huntlaw Corporate Svcs, PO Box 1350 GT,
                                                                                             The Huntlaw Building, Fort Street
Loodsschipper B.V.                                         B.V.        50000058   100.00   Bijlmerplein 888
Lorkendreef Beheer N.V.                                    N.V.        20001678   100.00   Bijlmerplein 888
Lotalota B.V.                                              B.V.        20001525   100.00   Bijlmerplein 888
Louvreffel                                                 S.A.        20002077   100.00   Avenue du General de Gaulle, 90/102,
                                                                                           Coeur Defense Tour A, Place de la Defense

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Jansen Groenendijk Assurantiemakelaars B.V.                3701TB         Zeist                        Netherlands
Jarandilla B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Jean-Paul de Waal Holding B.V.                             1083 HK        Amsterdam                    Netherlands
Jemaas Beheer B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
Jet N.V.                                                                  Willemstad Curacao           Netherlands Antilles
Jetta Vastgoed B.V.                                        2595 AS        Den Haag                     Netherlands
Jomicapa B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Jongert Beheer B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
Jooeun Investment Trust Management Company Limited         150-758        Seoul                        South Korea
JTB Group B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
JUZA Onroerend Goed B.V.                                   2595 AS        Den Haag                     Netherlands
K & M Beheer B.V.                                          1102 MG        Amsterdam Zuidoost           Netherlands
Kager Poort B.V.                                           2595 AS        Den Haag                     Netherlands
Kalival S.A.                                               92400          Paris                        France
Kalliope B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Kamadora Investments N.V.                                                 Curacao                      Netherlands Antilles
Kantoor Velperpoort B.V.                                   2595 AS        Den Haag                     Netherlands
Kapelaansdijk I B.V.                                       2595 AS        Den Haag                     Netherlands
Kazarian Insurance Brokers Limited 1)                      ON N4K 5P7     Owen Sound                   Canada
Kema Financieel Adviseurs B.V.                             9711 GA        Groningen                    Netherlands
Kenau B.V.                                                 1102 MG        Amsterdam                    Netherlands
Kervezee  Schotte Adviesgroep B.V.                         2565 KV        Den Haag                     Netherlands
Kijkgroep B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
Kilduff Investments Ltd. 1)                                AB T5S 1P2     Edmonton                     Canada
Kilse Poort B.V.                                           2595 AS        Den Haag                     Netherlands
Kleber Vastgoed B.V.                                       2595 AS        Den Haag                     Netherlands
Koolhaas Verzekeringen N.V.                                3013 AL        Rotterdam                    Netherlands
Korea Special Opportunities Fund Plc.                      1              Dublin 1                     Ireland
Kort Ambacht Maatschappij tot exploitatie van onroerende
  goederen B.V.                                            2595 AS        Den Haag                     Netherlands
Koster Hodes Verzekeringen B.V.                                           Gorinchem                    Netherlands
Kouwenberg Holding B.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
L. Beaton Insurance Brokers Inc. 1)                        ON P3B 2E8     Sudbury                      Canada
L. Herrebout Beleggingen B.V.                              1102 MG        Amsterdam                    Netherlands
L.Martens Beheer B.V.                                      1102 MG        Amsterdam Zuidoost           Netherlands
La Compagnie d'Assurances Belair                           H1M 3T6        Anjou                        Canada
La Gro's Assurantiekantoor B.V.                            8901 DH        Leeuwarden                   Netherlands
La Societe Civile Immobiliere PB 10                        92200          Neuilly-sur-Seine            France
Laboratorio Bio Imagen Limitada                                                                        Colombia
Lagotis B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Langosta B.V.                                              3584 AA        Utrecht                      Netherlands
Larino B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Latourette B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Lauwers Poort B.V.                                         2595 AS        Den Haag                     Netherlands
Le Groupe 3PCS inc.                                         PQ H1V 3R2    Montreal                     Canada
Leasing Principals Limited                                 RG 12 1RR      Berkshire                    United Kingdom
Leaver B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Ledanca B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Leidse Rijn Poort B.V.                                     2595 AS        Den Haag                     Netherlands
Lekse Poort B.V.                                           2595 AS        Den Haag                     Netherlands
Leleque Pty Limited                                        NSW 2000       Sydney                       Australia
Leocadia B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Leontina B.V.                                              1081 KL        Amsterdam                    Netherlands
Lewing Developments Pty Ltd                                NSW 2000       Sydney                       Australia
Licorera B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Liecene B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Lies C.V.                                                  2595 AS        Den Haag                     Netherlands
Life Insurance Company of Georgia                          GA 30327-4390  Atlanta (Ga.)                United States of America
Life of Georgia Agency, Inc.                               GA 30327-4390  Atlanta (Ga.)                United States of America
Limburgse Waterpoort B.V.                                  2595 AS        Den Haag                     Netherlands
Lindenburgh C.V.                                           2595 AS        Den Haag                     Netherlands
Lingese Poort B.V.                                         2595 AS        Den Haag                     Netherlands
Lion Connecticut Holdings, Inc.                            CT 06156       Hartfort, CT                 United States of America
Lion Custom Investments LLC                                GA 30327-4390  Atlanta (Ga.)                United States of America
Lion II Custom Investments LLC                             GA 30327-4390  Atlanta (Ga.)                United States of America
Lion Philippine Ventures, Inc.                             1226           Makati City                  Philippines
lmmo Property Tripolis A B.V.                              2595 AS        Den Haag                     Netherlands
Locabel Immo S.A.                                          1000           Bruxelles                    Belgium
Locabel-Invest S.A.                                        1000           Bruxelles                    Belgium
Location 3 Ltd.                                            ON M5H 2M5     Toronto                      Canada
Locura Belegging B.V.                                      1102 MG        Amsterdam Zuidoost           Netherlands
Lokmaipattana Co. Limited                                  Khet Bangk     Bangkok Metropolis           Thailand
Lomajoma Holdings B.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
Londam B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
London & Amsterdam Development Ltd.                        2595 AS        Den Haag                     Netherlands
London & Amsterdam Properties Ltd.                         2595 AS        Den Haag                     Netherlands
London and Leeds Investments (Holland) B.V.                1102 MG        Amsterdam Zuidoost           Netherlands
London and Leeds Investments 1 B.V.                        1102 MG        Amsterdam Zuidoost           Netherlands
London and Leeds Investments 2 B.V.                        1102 MG        Amsterdam Zuidoost           Netherlands
Longbow Fund Limited                                                      Tortola                      British Virgin Islands
Longwood Offshore Fund                                                    George Town, Gand Cayman     Cayman Islands, British
                                                                                                         West Indies
Loodsschipper B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
Lorkendreef Beheer N.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
Lotalota B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Louvreffel
                                                           92400          Paris                        France

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Jansen Groenendijk Assurantiemakelaars B.V.                Insurance broker
Jarandilla B.V.                                            Cash Company
Jean-Paul de Waal Holding B.V.                             Cash Company
Jemaas Beheer B.V.                                         Cash Company
Jet N.V.                                                   Trust Company
Jetta Vastgoed B.V.                                        Real Estate Management
Jomicapa B.V.                                              Cash Company
Jongert Beheer B.V.                                        Cash Company
Jooeun Investment Trust Management Company Limited         Investment Management
JTB Group B.V.                                             Cash Company
JUZA Onroerend Goed B.V.                                   Real Estate Management
K & M Beheer B.V.                                          Cash Company
Kager Poort B.V.                                           Real Estate Management
Kalival S.A.                                               Investment Management
Kalliope B.V.                                              Cash Company
Kamadora Investments N.V.                                  Holding
Kantoor Velperpoort B.V.                                   Real Estate Financing
Kapelaansdijk I B.V.                                       Real Estate Exploitation
Kazarian Insurance Brokers Limited 1)                      Inactive
Kema Financieel Adviseurs B.V.                             Insurance broker
Kenau B.V.                                                 Dormant Company
Kervezee  Schotte Adviesgroep B.V.                         Insurance broker
Kijkgroep B.V.                                             Cash Company
Kilduff Investments Ltd. 1)                                Holding
Kilse Poort B.V.                                           Real Estate Management
Kleber Vastgoed B.V.                                       Real Estate Exploitation
Koolhaas Verzekeringen N.V.                                Insurance broker
Korea Special Opportunities Fund Plc.                      Investment Fund
Kort Ambacht Maatschappij tot exploitatie van onroerende
  goederen B.V.                                            Real Estate Management
Koster Hodes Verzekeringen B.V.                            Insurance broker
Kouwenberg Holding B.V.                                    Cash Company
L. Beaton Insurance Brokers Inc. 1)                        Insurance broker
L. Herrebout Beleggingen B.V.                              Cash Company
L.Martens Beheer B.V.                                      Cash Company
La Compagnie d'Assurances Belair                           Insurance Company
La Gro's Assurantiekantoor B.V.                            Insurance broker
La Societe Civile Immobiliere PB 10                        Real Estate: General
Laboratorio Bio Imagen Limitada
Lagotis B.V.                                               Cash Company
Langosta B.V.                                              Investment Company
Larino B.V.                                                Cash Company
Latourette B.V.                                            Cash Company
Lauwers Poort B.V.                                         Real Estate Exploitation
Le Groupe 3PCS inc.                                        Insurance broker
Leasing Principals Limited                                 Lease
Leaver B.V.                                                Cash Company
Ledanca B.V.                                               Cash Company
Leidse Rijn Poort B.V.                                     Real Estate Exploitation
Lekse Poort B.V.                                           Real Estate Management
Leleque Pty Limited                                        Investment Company
Leocadia B.V.                                              Cash Company
Leontina B.V.                                              Real Estate Financing
Lewing Developments Pty Ltd                                Real Estate Development
Licorera B.V.                                              Cash Company
Liecene B.V.                                               Cash Company
Lies C.V.                                                  Real Estate Exploitation
Life Insurance Company of Georgia                          Life Insurance
Life of Georgia Agency, Inc.                               Insurance broker
Limburgse Waterpoort B.V.                                  Real Estate Management
Lindenburgh C.V.                                           Real Estate: General
Lingese Poort B.V.                                         Real Estate Management
Lion Connecticut Holdings, Inc.                            Holding
Lion Custom Investments LLC                                Holding
Lion II Custom Investments LLC                             Real Estate Financing
Lion Philippine Ventures, Inc.                             Holding
lmmo Property Tripolis A B.V.                              Real Estate
Locabel Immo S.A.                                          Financial Services
Locabel-Invest S.A.                                        Financial Services
Location 3 Ltd.                                            Real Estate Development
Locura Belegging B.V.                                      Cash Company
Lokmaipattana Co. Limited                                  Trust Company
Lomajoma Holdings B.V.                                     Cash Company
Londam B.V.                                                Cash Company
London & Amsterdam Development Ltd.                        Real Estate Development
London & Amsterdam Properties Ltd.                         Real Estate Development
London and Leeds Investments (Holland) B.V.                Cash Company
London and Leeds Investments 1 B.V.                        Cash Company
London and Leeds Investments 2 B.V.                        Cash Company
Longbow Fund Limited                                       Investment Fund
Longwood Offshore Fund                                     Investment Fund
Loodsschipper B.V.                                         Cash Company
Lorkendreef Beheer N.V.                                    Cash Company
Lotalota B.V.                                              Cash Company
Louvreffel
                                                           Real Estate Exploitation

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Jansen Groenendijk Assurantiemakelaars B.V.                Belhaska XI B.V.                                                100.00
Jarandilla B.V.                                            ING Prena B.V.                                                  100.00
Jean-Paul de Waal Holding B.V.                             Trust Maatschappij ING Bank B.V.                                100.00
Jemaas Beheer B.V.                                         ING Prena B.V.                                                  100.00
Jet N.V.                                                   ING Trust B.V.                                                   20.00
Jetta Vastgoed B.V.                                        ING Vastgoed Fondsbelegging B.V.                                100.00
Jomicapa B.V.                                              Sutherland Beheer B.V.                                          100.00
Jongert Beheer B.V.                                        ING Prena B.V.                                                  100.00
Jooeun Investment Trust Management Company Limited         ING Insurance International B.V.                                 20.00
JTB Group B.V.                                             ING Prena B.V.                                                  100.00
JUZA Onroerend Goed B.V.                                   ING Service Center Hypotheken B.V.                              100.00
K & M Beheer B.V.                                          ING Prena B.V.                                                  100.00
Kager Poort B.V.                                           ING Real Estate Leasing B.V.                                    100.00
Kalival S.A.                                               ING Belgique S.A.                                               100.00
Kalliope B.V.                                              ING Prena B.V.                                                  100.00
Kamadora Investments N.V.                                  Middenbank Curacao N.V.                                         100.00
Kantoor Velperpoort B.V.                                   MBO-Vastgoed Lease B.V.                                         100.00
Kapelaansdijk I B.V.                                       ING Real Estate Leasing B.V.                                    100.00
Kazarian Insurance Brokers Limited 1)                      Equisure Insurance Services Ltd.                                100.00
Kema Financieel Adviseurs B.V.                             Belhaska XI B.V.                                                100.00
Kenau B.V.                                                 Bouwmaatschappij Mecklenburgplein B.V.                          100.00
Kervezee  Schotte Adviesgroep B.V.                         Belhaska XI B.V.                                                100.00
Kijkgroep B.V.                                             ING Prena B.V.                                                  100.00
Kilduff Investments Ltd. 1)                                Equisure Financial Network, Inc.                                 49.00
Kilse Poort B.V.                                           ING Real Estate Leasing B.V.                                    100.00
Kleber Vastgoed B.V.                                       BOZ B.V.                                                        100.00
Koolhaas Verzekeringen N.V.                                Nationale-Nederlanden Schadeverzekering Maatschappij N.V.       100.00
Korea Special Opportunities Fund Plc.                                                                                          --
Kort Ambacht Maatschappij tot exploitatie van onroerende
  goederen B.V.                                            ING Real Estate Finance N.V.                                    100.00
Koster Hodes Verzekeringen B.V.                            T. Koster Beheer B.V.                                           100.00
Kouwenberg Holding B.V.                                    ING Prena B.V.                                                  100.00
L. Beaton Insurance Brokers Inc. 1)                        Equisure Insurance Services Ltd.                                100.00
L. Herrebout Beleggingen B.V.                              ING Prena B.V.                                                  100.00
L.Martens Beheer B.V.                                      ING Prena B.V.                                                  100.00
La Compagnie d'Assurances Belair                           ING Canada, Inc.                                                 97.00
La Gro's Assurantiekantoor B.V.                            Belhaska XI B.V.                                                100.00
La Societe Civile Immobiliere PB 10                        Nationale-Nederlanden Intervest IV B.V.                          12.00
Laboratorio Bio Imagen Limitada                            Cruz Blanca EPS S.A.                                             99.00
Lagotis B.V.                                               ING Prena B.V.                                                  100.00
Langosta B.V.                                              BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.           100.00
Larino B.V.                                                ING Prena B.V.                                                  100.00
Latourette B.V.                                            ING Prena B.V.                                                  100.00
Lauwers Poort B.V.                                         ING Real Estate Leasing B.V.                                    100.00
Le Groupe 3PCS inc.                                        3662578 Canada Inc.(7)                                          100.00
Leasing Principals Limited                                 CW Lease UK Ltd                                                 100.00
Leaver B.V.                                                ING Prena B.V.                                                  100.00
Ledanca B.V.                                               ING Prena B.V.                                                  100.00
Leidse Rijn Poort B.V.                                     ING Real Estate Leasing B.V.                                    100.00
Lekse Poort B.V.                                           ING Real Estate Leasing B.V.                                    100.00
Leleque Pty Limited                                        Mercantile Mutual Insurance (Australia) Ltd.                    100.00
Leocadia B.V.                                              ING Prena B.V.                                                  100.00
Leontina B.V.                                              ING Groep N.V.                                                  100.00
Lewing Developments Pty Ltd                                ING Real Estate Asset Management Australia Pty Ltd              100.00
Licorera B.V.                                              ING Prena B.V.                                                  100.00
Liecene B.V.                                               ING Prena B.V.                                                  100.00
Lies C.V.                                                  Marqes 11 B.V.                                                  100.00
Life Insurance Company of Georgia                          ING America Life Corporation                                    100.00
Life of Georgia Agency, Inc.                               ING America Life Corporation                                    100.00
Limburgse Waterpoort B.V.                                  ING Real Estate Leasing B.V.                                    100.00
Lindenburgh C.V.                                           ?                                                                 1.00
Lingese Poort B.V.                                         ING Real Estate Leasing B.V.                                    100.00
Lion Connecticut Holdings, Inc.                            ING America Insurance Holdings, Inc.                            100.00
Lion Custom Investments LLC                                Lion Connecticut Holdings, Inc.                                 100.00
Lion II Custom Investments LLC                             Lion Connecticut Holdings, Inc.                                 100.00
Lion Philippine Ventures, Inc.                             ING International Insurance Holdings, Inc.                      100.00
lmmo Property Tripolis A B.V.                              ING Vastgoed Belegging B.V.                                     100.00
Locabel Immo S.A.                                          ING Lease Belgium S.A.                                          100.00
Locabel-Invest S.A.                                        ING Lease Belgium S.A.                                          100.00
Location 3 Ltd.                                            Sterling Developments B.V.                                      100.00
Locura Belegging B.V.                                      ING Bank N.V.                                                   100.00
Lokmaipattana Co. Limited                                  ING (International) Limited                                     100.00
Lomajoma Holdings B.V.                                     ING Prena B.V.                                                  100.00
Londam B.V.                                                ING Prena B.V.                                                  100.00
London & Amsterdam Development Ltd.                        ING Real Estate Development International B.V.                   50.00
London & Amsterdam Properties Ltd.                         ING Real Estate Development International B.V.                  100.00
London and Leeds Investments (Holland) B.V.                Trust Maatschappij ING Bank B.V.                                100.00
London and Leeds Investments 1 B.V.                        Trust Maatschappij ING Bank B.V.                                100.00
London and Leeds Investments 2 B.V.                        Trust Maatschappij ING Bank B.V.                                100.00
Longbow Fund Limited                                       ?                                                                   --
Longwood Offshore Fund                                     ?                                                                   --
Loodsschipper B.V.                                         ING Prena B.V.                                                  100.00
Lorkendreef Beheer N.V.                                    ING Prena B.V.                                                  100.00
Lotalota B.V.                                              ING Prena B.V.                                                  100.00
Louvreffel
                                                           ING Belgique S.A.                                               100.00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Lovento B.V.                                               B.V.        20001532   100.00   Bijlmerplein 888
LSSI Alabama Insurance Agency, Inc.                        Inc.                   100.00   705 Washington Blvd., Suite 100
LSSI Massachusetts Insurance Agency, Inc.                  Inc.                   100.00   705 Washington Blvd., Suite 100
LSSI Nevada, Inc.                                          Inc.        50000368   100.00   One East First Street
LSSI Texas, Inc.                                           Inc.        50000370   100.00   1415 N. Loop West, Suite 740
LSSI, Inc.                                                 Inc.        50000367   100.00   705 Washington Blvd., Suite 100
Lucena Onroerend Goed B.V.                                 B.V.        50000651   100.00   Schenkkade 65
Lugtenburg Assurantien B.V.                                B.V.        10001305   100.00   Stadhuisplein 10
Lunamar N.V.                                               N.V.        50000531   100.00   Bijlmerplein 888
Lupulo B.V.                                                B.V.        20001529   100.00   Bijlmerplein 888
Lustroso B.V.                                              B.V.        20001052   100.00   Bijlmerplein 888
Luteola B.V.                                               B.V.        20001072   100.00   Bijlmerplein 888
Lynx Financial Services Pty Ltd                            Ltd.        50000345   100.00   Level 13, 347 Kent Street
M.A.F.G. Ltd.                                              Ltd.        10001429   100.00   Level 13, 347 Kent Street
M.B. van der Vlerk B.V.                                    B.V.        20001580   100.00   Bijlmerplein 888
M.D.W. LLC.                                                LLC         20002078    99.00   120 Orange Street
Maas Erasmus B.V.                                          B.V.        40000211   100.00   Schenkkade 65
Maastrichter Poort B.V.                                    B.V.        50000120   100.00   Schenkkade 65
Maatschappij Stadhouderslaan B.V.                          B.V.        10000204   100.00   Schenkkade 65
Maatschappij tot Exploitatie van Onroerende Goederen
  "GrandHotel" B.V.                                        B.V.        10000198   100.00   Amstelveenseweg 500
Maatschappij tot Exploitatie van Onroerende Goederen
  "Kurhaus" B.V.                                           B.V.        10000197   100.00   Amstelveenseweg 500
Maatschappij tot Exploitatie van Onroerende Goederen
  "Palace" B.V.                                            B.V.        10000195   100.00   Amstelveenseweg 500
Macdonald Chisholm Holdings Limited                        Ltd.                   100.00   60 Aberdeen Street
Macdonald Chisholm Incorporated 1)                         Inc.                    49.00   60 Aberdeen Street
MacLeod Fepco Insurance Brokers Ltd. 1)                    Ltd.                    49.00   168 Main Avenue
Maculata B.V.                                              B.V.        20001664   100.00   Amstelveenseweg 500
Madival S.A.                                               S.A.        20002237   100.00
Madrigal B.V.                                              B.V.        20001202   100.00   Bijlmerplein 888
Maillard                                                               50001632   100.00   155 Bishopsgate
Maison de la Radio Flagey S.A.                             S.A.        20002290     5.00   Place Flagey 18
Maketravel Limited                                         Ltd.        20001296   100.00   60 London Wall
Management Services ING Bank B.V.                          B.V.        20000749   100.00   Prinses Irenestraat 61
Mariahove C.V.                                             C.V.        40000262        -
Marienburg V.O.F.                                          V.O.F.      20001816    50.00   Stationsplein 13
Market Systems Research, Inc.                              Inc.        50000195   100.00   Park 80, West Plaza Two
Markse Poort B.V.                                          B.V.        20001971   100.00   Schenkkade 65
Marktpassage Helmstedt GmbH & Co.KG                        GmbH        50000239    67.96   Bockenheimer Landstrasse 10
Marqes 11 B.V.                                             B.V.        40000145   100.00   Schenkkade 65
Marqes 5 B.V.                                              B.V.        40000139   100.00   Schenkkade 65
Marqes 6 B.V.                                              B.V.        40000140   100.00   Schenkkade 65
Marqes 7 B.V.                                              B.V.        40000141   100.00   Schenkkade 65
Marqes 8 B.V.                                              B.V.        40000142   100.00   Fokkerweg 300
Marres B.V.                                                B.V.        20001960   100.00   Amstelveenseweg 500
Marvest C.V.                                               C.V.        40000118        -   Schenkkade 65
Matecom B.V.                                               B.V.        50000043   100.00   Bijlmerplein 888
Math. Holding B.V.                                         B.V.        20002020   100.00   Bijlmerplein 888
Matricula B.V.                                             B.V.        50000044   100.00   Drentestraat 24
Matthew Holding B.V.                                       B.V.        20001563   100.00   Bijlmerplein 888
MAWOG Grundstuckgesellschaft mbH                           GmbH        50000495    19.42   Bockenheimer Landstrasse 10
Mazairac Belegging B.V.                                    B.V.        20002002   100.00   Bijlmerplein 888
MBO Brinkstraat B.V.                                       B.V.        40000250   100.00   Schenkkade 65
MBO Brinkstraat Grond B.V.                                 B.V.        40000249   100.00   Schenkkade 65
MBO Brinkstraat Holding B.V.                               B.V.        40000248   100.00   Schenkkade 65
MBO Brova C.V.                                             C.V.        40000115     1.00   Schenkkade 65
MBO Camargo SA                                             S.A.        40000055   100.00   Hermosilla nr.29
MBO Catharijnesingel B.V.                                  B.V.        40000198   100.00   Schenkkade 65
MBO Catharijnesingel Grond B.V.                            B.V.        40000197   100.00   Schenkkade 65
MBO Catharijnesingel Holding B.V.                          B.V.        40000196   100.00   Schenkkade 65
MBO De Hamershof II B.V.                                   B.V.        40000123   100.00   Schenkkade 65
MBO De Hamershof II Grond B.V.                             B.V.        40000122   100.00   Schenkkade 65
MBO De Hamershof II Holding B.V.                           B.V.        40000091   100.00   Schenkkade 65
MBO Dommelstaete Holding B.V.                              B.V.        40000094   100.00   Schenkkade 65
MBO Emmasingel B.V.                                        B.V.        40000214   100.00   Schenkkade 65
MBO Emmasingel Grond B.V.                                  B.V.        40000213   100.00   Schenkkade 65
MBO Emmasingel Holding B.V.                                B.V.        40000212   100.00   Schenkkade 65
MBO Guyotplein B.V.                                        B.V.        40000080   100.00   Schenkkade 65
MBO Guyotplein Grond B.V.                                  B.V.        40000079   100.00   Schenkkade 65
MBO Guyotplein Holding B.V.                                B.V.        40000264   100.00   Schenkkade 65
MBO Kousteensedijk B.V.                                    B.V.        40000245   100.00   Schenkkade 65
MBO Kousteensedijk Grond B.V.                              B.V.        40000095   100.00   Schenkkade 65
MBO Kousteensedijk Holding B.V.                            B.V.        40000103   100.00   Schenkkade 65
MBO Kruseman Van Eltenweg B.V.                             B.V.        40000254   100.00   Schenkkade 65
MBO Kruseman Van Eltenweg Grond B.V.                       B.V.        40000255   100.00   Schenkkade 65
MBO Kruseman Van Eltenweg Holding B.V.                     B.V.        40000253   100.00   Schenkkade 65
MBO LaFarga S.A.                                           S.A.        40000067   100.00   Hermosilla nr.29
MBO Marienburg B.V.                                        B.V.        40000073   100.00   Schenkkade 65
MBO Morisson Ltd.                                          Ltd.        40000028    50.00   51 Melville Street, Atholl House
MBO North America Finance B.V.                             B.V.        40000081   100.00   Schenkkade 65
MBO Oranjerie B.V.                                         B.V.        40000193   100.00   Schenkkade 65
MBO Oranjerie Grond B.V.                                   B.V.        40000192   100.00   Schenkkade 65

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Lovento B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
LSSI Alabama Insurance Agency, Inc.                        PA 17701       Williamsport                 United States of America
LSSI Massachusetts Insurance Agency, Inc.                  PA 17701       Williamsport                 United States of America
LSSI Nevada, Inc.                                          NV 89501       Reno                         United States of America
LSSI Texas, Inc.                                           TX 77008       Houston                      United States of America
LSSI, Inc.                                                 PA 17701       Williamsport                 United States of America
Lucena Onroerend Goed B.V.                                 2595 AS        Den Haag                     Netherlands
Lugtenburg Assurantien B.V.                                4205 AX        Gorinchem                    Netherlands
Lunamar N.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Lupulo B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Lustroso B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Luteola B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Lynx Financial Services Pty Ltd                            NSW 2000       Sydney                       Australia
M.A.F.G. Ltd.                                              NSW 2000       Sydney                       Australia
M.B. van der Vlerk B.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
M.D.W. LLC.                                                19801          Wilmington Delaware          United States of America
Maas Erasmus B.V.                                          2595 AS        Den Haag                     Netherlands
Maastrichter Poort B.V.                                    2595 AS        Den Haag                     Netherlands
Maatschappij Stadhouderslaan B.V.                          2595 AS        Den Haag                     Netherlands
Maatschappij tot Exploitatie van Onroerende Goederen
  "GrandHotel" B.V.                                        1081 KL        Amsterdam                    Netherlands
Maatschappij tot Exploitatie van Onroerende Goederen
  "Kurhaus" B.V.                                           1081 KL        Amsterdam                    Netherlands
Maatschappij tot Exploitatie van Onroerende Goederen
  "Palace" B.V.                                            1081 KL        Amsterdam                    Netherlands
Macdonald Chisholm Holdings Limited                        NS B4N 4H8     Kentville                    Canada
Macdonald Chisholm Incorporated 1)                         NS B4N 4H8     Kentville                    Canada
MacLeod Fepco Insurance Brokers Ltd. 1)                    ON P0L 2B0     Smooth Rock Falls            Canada
Maculata B.V.                                              1081 KL        Amsterdam                    Netherlands
Madival S.A.                                                              Paris                        France
Madrigal B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Maillard                                                   EC2M 3 XY      London                       United Kingdom
Maison de la Radio Flagey S.A.                             1050           Brussels                     Belgium
Maketravel Limited                                         EC2M 5TQ       London                       United Kingdom
Management Services ING Bank B.V.                          1077 WV        Amsterdam                    Netherlands
Mariahove C.V.                                                            Bergen Op Zoom               Netherlands
Marienburg V.O.F.                                          6512 AB        Nijmegen                     Netherlands
Market Systems Research, Inc.                              NJ 07663       Saddle Brook                 United States of America
Markse Poort B.V.                                          2595 AS        Den Haag                     Netherlands
Marktpassage Helmstedt GmbH & Co.KG                        60323          Frankfurt am Main            Germany
Marqes 11 B.V.                                             2595 AS        Den Haag                     Netherlands
Marqes 5 B.V.                                              2595 AS        Den Haag                     Netherlands
Marqes 6 B.V.                                              2595 AS        Den Haag                     Netherlands
Marqes 7 B.V.                                              2595 AS        Den Haag                     Netherlands
Marqes 8 B.V.                                              1438 AN        Oude Meer                    Netherlands
Marres B.V.                                                1081 KL        Amsterdam                    Netherlands
Marvest C.V.                                               2595 AS        Den Haag                     Netherlands
Matecom B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Math. Holding B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
Matricula B.V.                                             1083 HK        Amsterdam                    Netherlands
Matthew Holding B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
MAWOG Grundstuckgesellschaft mbH                           60323          Frankfurt am Main            Germany
Mazairac Belegging B.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
MBO Brinkstraat B.V.                                       2595 AS        Den Haag                     Netherlands
MBO Brinkstraat Grond B.V.                                 2595 AS        Den Haag                     Netherlands
MBO Brinkstraat Holding B.V.                               2595 AS        Den Haag                     Netherlands
MBO Brova C.V.                                             2595 AS        Den Haag                     Netherlands
MBO Camargo SA                                                            Madrid                       Spain
MBO Catharijnesingel B.V.                                  2595 AS        Den Haag                     Netherlands
MBO Catharijnesingel Grond B.V.                            2595 AS        Den Haag                     Netherlands
MBO Catharijnesingel Holding B.V.                          2595 AS        Den Haag                     Netherlands
MBO De Hamershof II B.V.                                   2595 AS        Den Haag                     Netherlands
MBO De Hamershof II Grond B.V.                             2595 AS        Den Haag                     Netherlands
MBO De Hamershof II Holding B.V.                           2595 AS        Den Haag                     Netherlands
MBO Dommelstaete Holding B.V.                              2595 AS        Den Haag                     Netherlands
MBO Emmasingel B.V.                                        2595 AS        Den Haag                     Netherlands
MBO Emmasingel Grond B.V.                                  2595 AS        Den Haag                     Netherlands
MBO Emmasingel Holding B.V.                                2595 AS        Den Haag                     Netherlands
MBO Guyotplein B.V.                                        2595 AS        Den Haag                     Netherlands
MBO Guyotplein Grond B.V.                                  2595 AS        Den Haag                     Netherlands
MBO Guyotplein Holding B.V.                                2595 AS        Den Haag                     Netherlands
MBO Kousteensedijk B.V.                                    2595 AS        Den Haag                     Netherlands
MBO Kousteensedijk Grond B.V.                              2595 AS        Den Haag                     Netherlands
MBO Kousteensedijk Holding B.V.                            2595 AS        Den Haag                     Netherlands
MBO Kruseman Van Eltenweg B.V.                             2595 AS        Den Haag                     Netherlands
MBO Kruseman Van Eltenweg Grond B.V.                       2595 AS        Den Haag                     Netherlands
MBO Kruseman Van Eltenweg Holding B.V.                     2595 AS        Den Haag                     Netherlands
MBO LaFarga S.A.                                                          Madrid                       Spain
MBO Marienburg B.V.                                        2595 AS        Den Haag                     Netherlands
MBO Morisson Ltd.                                                         Edinburgh                    United Kingdom
MBO North America Finance B.V.                             2595 AS        Den Haag                     Netherlands
MBO Oranjerie B.V.                                         2595 AS        Den Haag                     Netherlands
MBO Oranjerie Grond B.V.                                   2595 AS        Den Haag                     Netherlands

--------------------------------------------------------------------------------------

Company name                                            Activity
--------------------------------------------------------------------------------------
Lovento B.V.                                            Cash Company
LSSI Alabama Insurance Agency, Inc.                     Insurance broker
LSSI Massachusetts Insurance Agency, Inc.               Insurance broker
LSSI Nevada, Inc.                                       Insurance broker
LSSI Texas, Inc.                                        Insurance broker
LSSI, Inc.                                              Insurance broker
Lucena Onroerend Goed B.V.                              Real Estate Investments
Lugtenburg Assurantien B.V.                             Insurance broker
Lunamar N.V.                                            Cash Company
Lupulo B.V.                                             Cash Company
Lustroso B.V.                                           Cash Company
Luteola B.V.                                            Cash Company
Lynx Financial Services Pty Ltd                         Financial Services
M.A.F.G. Ltd.                                           Investment Company
M.B. van der Vlerk B.V.                                 Cash Company
M.D.W. LLC.                                             Service Company
Maas Erasmus B.V.                                       Holding
Maastrichter Poort B.V.                                 Real Estate Exploitation
Maatschappij Stadhouderslaan B.V.                       Real Estate Management
Maatschappij tot Exploitatie van Onroerende Goederen
  "GrandHotel" B.V.                                     Real Estate Management
Maatschappij tot Exploitatie van Onroerende Goederen
  "Kurhaus" B.V.                                        Real Estate Management
Maatschappij tot Exploitatie van Onroerende Goederen
  "Palace" B.V.                                         Real Estate Management
Macdonald Chisholm Holdings Limited                     Holding
Macdonald Chisholm Incorporated 1)                      Insurance broker
MacLeod Fepco Insurance Brokers Ltd. 1)                 Insurance broker
Maculata B.V.                                           Holding
Madival S.A.                                            Financial Services
Madrigal B.V.                                           Cash Company
Maillard                                                Investment Services
Maison de la Radio Flagey S.A.                          Service Company
Maketravel Limited                                      Equity Management
Management Services ING Bank B.V.                       Management Company (general)
Mariahove C.V.                                          Real Estate: General
Marienburg V.O.F.                                       Real Estate Development
Market Systems Research, Inc.                           Mutual Fund Operator
Markse Poort B.V.                                       Real Estate Management
Marktpassage Helmstedt GmbH & Co.KG                     Real Estate Management
Marqes 11 B.V.                                          Real Estate Exploitation
Marqes 5 B.V.                                           Real Estate Exploitation
Marqes 6 B.V.                                           Real Estate Exploitation
Marqes 7 B.V.                                           Real Estate Exploitation
Marqes 8 B.V.
Marres B.V.                                             Investment Company
Marvest C.V.                                            Holding
Matecom B.V.                                            Cash Company
Math. Holding B.V.                                      Cash Company
Matricula B.V.                                          Cash Company
Matthew Holding B.V.                                    Cash Company
MAWOG Grundstuckgesellschaft mbH                        Real Estate: General
Mazairac Belegging B.V.                                 Cash Company
MBO Brinkstraat B.V.                                    Real Estate Buildings
MBO Brinkstraat Grond B.V.                              Real Estate Soil
MBO Brinkstraat Holding B.V.                            Holding
MBO Brova C.V.                                          Holding
MBO Camargo SA                                          Management Company (general)
MBO Catharijnesingel B.V.                               Real Estate Buildings
MBO Catharijnesingel Grond B.V.                         Real Estate Soil
MBO Catharijnesingel Holding B.V.                       Holding
MBO De Hamershof II B.V.                                Real Estate Buildings
MBO De Hamershof II Grond B.V.                          Real Estate Soil
MBO De Hamershof II Holding B.V.                        Holding
MBO Dommelstaete Holding B.V.                           Holding
MBO Emmasingel B.V.                                     Real Estate Buildings
MBO Emmasingel Grond B.V.                               Real Estate Soil
MBO Emmasingel Holding B.V.                             Holding
MBO Guyotplein B.V.                                     Real Estate Buildings
MBO Guyotplein Grond B.V.                               Real Estate Soil
MBO Guyotplein Holding B.V.                             Holding
MBO Kousteensedijk B.V.                                 Real Estate Buildings
MBO Kousteensedijk Grond B.V.                           Real Estate Soil
MBO Kousteensedijk Holding B.V.                         Holding
MBO Kruseman Van Eltenweg B.V.                          Real Estate Buildings
MBO Kruseman Van Eltenweg Grond B.V.                    Real Estate Soil
MBO Kruseman Van Eltenweg Holding B.V.                  Holding
MBO LaFarga S.A.                                        Real Estate Exploitation
MBO Marienburg B.V.                                     Real Estate Exploitation
MBO Morisson Ltd.                                       Real Estate Exploitation
MBO North America Finance B.V.                          Finance Company
MBO Oranjerie B.V.                                      Real Estate Buildings
MBO Oranjerie Grond B.V.                                Real Estate Soil

------------------------------------------------------------------------------------------------------------------------------------

Company name                                             Parent 1                                          % owned
------------------------------------------------------------------------------------------------------------------------------------
Lovento B.V.                                             ING Prena B.V.                                     100.00
LSSI Alabama Insurance Agency, Inc.                      LSSI, Inc.                                         100.00
LSSI Massachusetts Insurance Agency, Inc.                LSSI, Inc.                                         100.00
LSSI Nevada, Inc.                                        LSSI, Inc.                                         100.00
LSSI Texas, Inc.                                         LSSI, Inc.                                         100.00
LSSI, Inc.                                               Locust Street Securities, Inc.                     100.00
Lucena Onroerend Goed B.V.                               ING Real Estate Development International B.V.     100.00
Lugtenburg Assurantien B.V.                              Belhaska XI B.V.                                   100.00
Lunamar N.V.                                             ING Prena B.V.                                     100.00
Lupulo B.V.                                              ING Prena B.V.                                     100.00
Lustroso B.V.                                            ING Prena B.V.                                     100.00
Luteola B.V.                                             ING Bank N.V.                                      100.00
Lynx Financial Services Pty Ltd                          ING Life Limited                                   100.00
M.A.F.G. Ltd.                                            Mercantile Mutual Insurance (Australia) Ltd.       100.00
M.B. van der Vlerk B.V.                                  ING Prena B.V.                                     100.00
M.D.W. LLC.                                              ING Belgique S.A.                                   99.00
Maas Erasmus B.V.                                        ING Vastgoed Ontwikkeling B.V.                     100.00
Maastrichter Poort B.V.                                  ING Real Estate Leasing B.V.                       100.00
Maatschappij Stadhouderslaan B.V.                        Nationale-Nederlanden Holdinvest B.V.              100.00
Maatschappij tot Exploitatie van Onroerende Goederen
  "GrandHotel" B.V.                                      Nationale Nederlanden Interfinance B.V.            100.00
Maatschappij tot Exploitatie van Onroerende Goederen
  "Kurhaus" B.V.                                         Nationale Nederlanden Interfinance B.V.            100.00
Maatschappij tot Exploitatie van Onroerende Goederen
  "Palace" B.V.                                          Nationale Nederlanden Interfinance B.V.            100.00
Macdonald Chisholm Holdings Limited                      Macdonald Chisholm Incorporated                    100.00
Macdonald Chisholm Incorporated 1)                       Equisure Financial Network, Inc.                    49.00
MacLeod Fepco Insurance Brokers Ltd. 1)                  Equisure Insurance Services Ltd.                   100.00
Maculata B.V.                                            ING Groep N.V.                                     100.00
Madival S.A.                                             Kalival  S.A.                                      100.00
Madrigal B.V.                                            ING Prena B.V.                                     100.00
Maillard                                                 Financial Services Group Limited                   100.00
Maison de la Radio Flagey S.A.                           ING Belgique S.A.                                    5.00
Maketravel Limited                                       ING UK Holdings Limited                            100.00
Management Services ING Bank B.V.                        ING Trust (Nederland) B.V.                         100.00
Mariahove C.V.                                           ?                                                    1.00
Marienburg V.O.F.                                        MBO Marienburg B.V.                                 50.00
Market Systems Research, Inc.                            ING Quantative Management, Inc.                    100.00
Markse Poort B.V.                                        ING Real Estate Leasing B.V.                       100.00
Marktpassage Helmstedt GmbH & Co.KG                      ING-BHF Bank AG                                     67.96
Marqes 11 B.V.                                           MBO-Vastgoed Lease B.V.                            100.00
Marqes 5 B.V.                                            ING Vastgoed B.V.                                  100.00
Marqes 6 B.V.                                            ING Vastgoed Asset Management B.V.                 100.00
Marqes 7 B.V.                                            ING Vastgoed Asset Management B.V.                 100.00
Marqes 8 B.V.                                            ING Support Holding B.V.                           100.00
Marres B.V.                                              ING Support Holding B.V.                           100.00
Marvest C.V.                                             ?                                                      --
Matecom B.V.                                             ING Prena B.V.                                     100.00
Math. Holding B.V.                                       ING Prena B.V.                                     100.00
Matricula B.V.                                           ING Trust (BVI) Ltd.                               100.00
Matthew Holding B.V.                                     ING Prena B.V.                                     100.00
MAWOG Grundstuckgesellschaft mbH                         BHF Immobilien-GmbH                                 19.42
Mazairac Belegging B.V.                                  ING Prena B.V.                                     100.00
MBO Brinkstraat B.V.                                     MBO Brinkstraat Holding B.V.                       100.00
MBO Brinkstraat Grond B.V.                               MBO Brinkstraat Holding B.V.                       100.00
MBO Brinkstraat Holding B.V.                             ING Vastgoed Ontwikkeling B.V.                     100.00
MBO Brova C.V.                                           ?                                                    1.00
MBO Camargo SA                                           ING Real Estate Development International B.V.     100.00
MBO Catharijnesingel B.V.                                MBO Catharijnesingel Holding B.V.                  100.00
MBO Catharijnesingel Grond B.V.                          MBO Catharijnesingel Holding B.V.                  100.00
MBO Catharijnesingel Holding B.V.                        ING Vastgoed Ontwikkeling B.V.                     100.00
MBO De Hamershof II B.V.                                 Technisch Bureau Nijhof B.V.                       100.00
MBO De Hamershof II Grond B.V.                           MBO De Hamershof II Holding B.V.                   100.00
MBO De Hamershof II Holding B.V.                         ING Vastgoed Ontwikkeling B.V.                     100.00
MBO Dommelstaete Holding B.V.                            Vastgoed Visarenddreef Holding B.V.                100.00
MBO Emmasingel B.V.                                      MBO Emmasingel Holding B.V.                        100.00
MBO Emmasingel Grond B.V.                                MBO Emmasingel Holding B.V.                        100.00
MBO Emmasingel Holding B.V.                              ING Vastgoed Ontwikkeling B.V.                     100.00
MBO Guyotplein B.V.                                      MBO Guyotplein Holding B.V.                        100.00
MBO Guyotplein Grond B.V.                                MBO Guyotplein Holding B.V.                        100.00
MBO Guyotplein Holding B.V.                              ING Vastgoed Ontwikkeling B.V.                     100.00
MBO Kousteensedijk B.V.                                  MBO Kousteensedijk Holding B.V.                    100.00
MBO Kousteensedijk Grond B.V.                            MBO Kousteensedijk Holding B.V.                    100.00
MBO Kousteensedijk Holding B.V.                          ING Vastgoed Ontwikkeling B.V.                     100.00
MBO Kruseman Van Eltenweg B.V.                           MBO Kruseman van Eltenweg Holding B.V.             100.00
MBO Kruseman Van Eltenweg Grond B.V.                     MBO Kruseman van Eltenweg Holding B.V.             100.00
MBO Kruseman Van Eltenweg Holding B.V.                   ING Vastgoed Ontwikkeling B.V.                     100.00
MBO LaFarga S.A.                                         ING Real Estate International Development B.V.     100.00
MBO Marienburg B.V.                                      ING Vastgoed Ontwikkeling B.V.                     100.00
MBO Morisson Ltd.                                        ING Real Estate International Development B.V.      50.00
MBO North America Finance B.V.                           ING Real Estate Finance N.V.                       100.00
MBO Oranjerie B.V.                                       MBO Oranjerie Holding B.V.                         100.00
MBO Oranjerie Grond B.V.                                 MBO Oranjerie Holding B.V.                         100.00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
MBO Oranjerie Holding B.V.                                 B.V.        40000191   100.00   Schenkkade 65
MBO Pleintoren B.V.                                        B.V.        40000261   100.00   Schenkkade 65
MBO Pleintoren Holding B.V.                                B.V.        40000259   100.00   Schenkkade 65
MBO Riho C.V.                                              C.V.        40000112   100.00   Schenkkade 65
MBO Stadspoort B.V.                                        B.V.        40000210   100.00   Schenkkade 65
MBO Stadspoort Grond B.V.                                  B.V.        40000209   100.00   Schenkkade 65
MBO Stadspoort Holding B.V.                                B.V.        40000208   100.00   Schenkkade 65
MBO Vastgoed Lease B.V.                                    B.V.        40000104   100.00   Schenkkade 65
MBO Via Catarina B.V.                                      B.V.        40000076   100.00   Schenkkade 65
MBO Walburg Grond B.V.                                     B.V.        20001026   100.00   Schenkkade 65
MBO Willem II Singel B.V.                                  B.V.        40000207   100.00   Schenkkade 65
MBO Willem II Singel Grond B.V.                            B.V.        40000206   100.00   Schenkkade 65
MBO Willem II Singel Holding B.V.                          B.V.        40000205   100.00   Schenkkade 65
MBO Zuidplein II B.V.                                      B.V.        40000121   100.00   Schenkkade 65
MBO Zuidplein II Grond B.V.                                B.V.        40000084   100.00   Schenkkade 65
MBO Zuidplein II Holding B.V.                              B.V.        40000082   100.00   Schenkkade 65
MC-BBL Eastern European (Holdings)                         Ltd.        20002079    50.66   Route D'Esch 52
MC-BBL Securities Ltd.                                     Ltd.        20002080   100.00   1 Undershaft
Medallion Insurance (Edmonton) Ltd. 1)                     Ltd.                    49.00   11120 - 178th Street
Medicine Hat Insurance Inc. 1)                             Inc.                    49.00   3094 Dunmore Road SE
Melifluo B.V.                                              B.V.        20000453   100.00   Bijlmerplein 888
Mercantile Equities Ltd.                                   Ltd.        10001428   100.00   Level 13, 347 Kent Street
Mercantile Mutual Financial Services Ltd.                  Ltd.        10001438    51.00   Level 13, 347 Kent Street
Mercantile Mutual Insurance (Australia) Ltd.               Ltd.        10001427   100.00   Level 13, 347 Kent Street
Mercantile Mutual Insurance (N.S.W. Workers
  Compensation) Ltd.                                       Ltd.        10001434   100.00   Level 13, 347 Kent Street
Mercantile Mutual Insurance (SA Workers Compensation)
  Ltd.                                                     Ltd.        10001497   100.00   Level 13, 347 Kent Street
Mercantile Mutual Insurance (Workers Compensation) Ltd.    Ltd.        10001433   100.00   Level 13, 347 Kent Street
Mercantile Mutual Insurance Equities                       Ltd.        10001432   100.00   Level 13, 347 Kent Street
Mercantile Mutual Staff Retirement Fund Pty Limited        Ltd.        10001504   100.00   Level 13, 347 Kent Street
Mercantile Mutual Worksure Limited                         Ltd.        10001496   100.00   Level 13, 347 Kent Street
Mercurius Beheer B.V.                                      B.V.        20000612   100.00
METRO Capital B.V.                                         BV          50000240    12.91   Antoniuslaan 85 B-C
MFSC Insurance Agency of Alabama, Inc.                                                     370 17th Street, Suite 5000
MFSC Insurance Agency of Massachusetts, Inc.               Inc.        50000389   100.00   46 Accord Park Drive
MFSC Insurance Agency of Ohio, Inc.                        Inc.        50000390   100.00   7555 Hobby Horse Lane
MFSC Insurance Agency of Texas, Inc.                       Inc.        50000388   100.00   730 McKay Lane
MFSC Insurance Agency of Wyoming, Inc.                                                     370 17th Street, Suite 5000
Mia Ofice Americas, inc.                                   Inc.        10001455   100.00   5780 Powers Ferry Road NW
Middelburger Poort B.V.                                    B.V.        50000121   100.00   Schenkkade 65
Middenbank Curacao N.V.                                    N.V.        20000213   100.00   Kaya W.F.G. (Jombi) Mensing 14
Midwestern United Life Insurance Company                   Inc.        10000885   100.00
Mijcene B.V.                                               B.V.        20001560   100.00   Bijlmerplein 888
Minnaar Holding B.V.                                       B.V.        20001654   100.00   Bijlmerplein 888
Miopia B.V.                                                B.V.        20002008   100.00   Bijlmerplein 888
MKB Beleggingen B.V.                                       B.V.        20000239   100.00   Bijlmerplein 888
MKB Vliehors II B.V.                                       B.V.        20000772   100.00   Bijlmerplein 888
MKL Rentals Limited                                        Ltd.        20001145   100.00   107, Cheapside
MM Broker Services Limited                                 Ltd.        50000347   100.00   Level 13, 347 Kent Street
MML Properties Pty. Ltd.                                   Ltd.        10001426   100.00   Level 13, 347 Kent Street
Molenweide B.V.                                            B.V.        20001158    71.02   Bijlmerplein 888
Moneyramp.com Ltd. 1)                                      Ltd.                    49.00   181 University Avenue, 7th Floor
Morche B.V.                                                B.V.        20001550   100.00   Bijlmerplein 888
Morgex Insurance Group Ltd.                                Ltd.                   100.00   11120 - 178th Street
Motores Generales                                          S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco
Movir Financele Diensten B.V.                              B.V.        50000896   100.00   Brugwal 1
Movir N.V.                                                 N.V.        10000018   100.00   Brugwal 1
Muggelpark GmbH & Co Erste Gewerbeansiedlungs KG           KG          50000496    24.27   Bockenheimer Landstrasse 10
Muguet B.V.                                                B.V.        20001156   100.00   Bijlmerplein 888
Muidergracht Onroerend Goed B.V.                           B.V.        20001946   100.00   Schenkkade 65
Mularis N.V.                                               N.V.        20002387   100.00   Bijlmerplein 888
Mullens Nominees Pty Ltd. (MNPL)                           Ltd.        50000666   100.00   Level 13, 347 Kent Street
Muller Bouwparticipatie B.V.                               B.V.        40000093   100.00   Schenkkade 65
MultiAccess B.V.                                           B.V.        20000975   100.00   Ketelmeerstraat 192
Multicover B.V.                                            B.V.        20001240   100.00   Bijlmerplein 888
Multi-Financial Group, Inc                                 Inc.        50000391   100.00   370 17th Street, Suite 5000
Multi-Financial Securities Corporation                     Inc.        50000734   100.00   370 17th Street, Suite 5000
Multi-Financial Securities Corporation of Arizona, Inc.    Inc.                   100.00   370 17th Street, Suite 5000
Multi-Financial Securities Corporation of California,
  Inc.                                                     Inc.        50000908   100.00   370 17th Street, Suite 5000
Multi-Financial Securities Corporation of Nevada, Inc.     Inc.        50000909   100.00   370 17th Street, Suite 5000
Mundaka B.V.                                               B.V.        50000060   100.00   Drentestraat 24
Mustang B.V.                                               B.V.        20001912   100.00   Bijlmerplein 888
Muteka B.V.                                                B.V.        20001495   100.00   Prinses Irenestraat 61
N&M Holding N.V.                                           N.V.        20001684   100.00   Kaya Flamboyan 9
N.N. US Realty Corp.                                       Corp.       10000826   100.00   100 West Tenth Street
N.V. Arnhemsche Hypotheekbank voor Nederland               N.V.        10000072   100.00   Weena 505
N.V. Balmore                                               N.V.        50000524   100.00   Amstelveenseweg 500
N.V. Belegging- en beheermaatschappij "Keizersgracht"      N.V.        10001449   100.00   Keizersgracht 165
N.V. Haagsche Herverzekering-Maatschappij van 1836         N.V.        10000026   100.00   Amstelveenseweg 500
N.V. Instituut voor Ziekenhuisfinanciering                 N.V.        20000469   100.00   Herculesplein 5
N.V. Nationale Borg-Maatschappij                           N.V.        10001450   100.00   Keizersgracht 165
N.V. Nationale Volksbank                                   N.V.        20000672   100.00   Mr. Treublaan 7
N.V. Square Montgomery                                     N.V.        10000710   100.00   Marcel Thirylaan 204
N.V. Surinaamse Verzekeringsagenturen                      N.V.        10000852   100.00
N.V. Utrechtsche Financierings Bank                        N.V.        20001935   100.00   Schenkkade 65
N.V. Utrechtsche Hypotheekbank                             N.V.        20001922   100.00   Schenkkade 65
N.V. Westlandsche Hypotheekbank                            N.V.        20001915   100.00   Schenkkade 65
N.V. Zeker Vast Gaasperdam                                 N.V.        20001984   100.00   Schenkkade 65
Nagata Pty Limited                                         Ltd.        10001498   100.00   Level 13, 347 Kent Street
National Alliance for Independent Portfolio Managers,
  Inc.                                                     Inc.        50000940   100.00   3424 Peachtree Road NE, suite 1900

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
MBO Oranjerie Holding B.V.                                 2595 AS        Den Haag                     Netherlands
MBO Pleintoren B.V.                                        2595 AS        Den Haag                     Netherlands
MBO Pleintoren Holding B.V.                                2595 AS        Den Haag                     Netherlands
MBO Riho C.V.                                              2595 AS        Den Haag                     Netherlands
MBO Stadspoort B.V.                                        2595 AS        Den Haag                     Netherlands
MBO Stadspoort Grond B.V.                                  2595 AS        Den Haag                     Netherlands
MBO Stadspoort Holding B.V.                                2595 AS        Den Haag                     Netherlands
MBO Vastgoed Lease B.V.                                    2595 AS        Den Haag                     Netherlands
MBO Via Catarina B.V.                                      2595 AS        Den Haag                     Netherlands
MBO Walburg Grond B.V.                                     2595 AS        Den Haag                     Netherlands
MBO Willem II Singel B.V.                                  2595 AS        Den Haag                     Netherlands
MBO Willem II Singel Grond B.V.                            2595 AS        Den Haag                     Netherlands
MBO Willem II Singel Holding B.V.                          2595 AS        Den Haag                     Netherlands
MBO Zuidplein II B.V.                                      2595 AS        Den Haag                     Netherlands
MBO Zuidplein II Grond B.V.                                2595 AS        Den Haag                     Netherlands
MBO Zuidplein II Holding B.V.                              2595 AS        Den Haag                     Netherlands
MC-BBL Eastern European (Holdings)                         2965           Luxembourg                   Luxemburg
MC-BBL Securities Ltd.                                     EC3A 8LH       London                       United Kingdom
Medallion Insurance (Edmonton) Ltd. 1)                     AB T5S 1P2     Edmonton                     Canada
Medicine Hat Insurance Inc. 1)                             AB T1B 2X2     Medicine Hat                 Canada
Melifluo B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Mercantile Equities Ltd.                                   NSW 2000       Sydney                       Australia
Mercantile Mutual Financial Services Ltd.                  NSW 2000       Sydney                       Australia
Mercantile Mutual Insurance (Australia) Ltd.               NSW 2000       Sydney                       Australia
Mercantile Mutual Insurance (N.S.W. Workers
  Compensation) Ltd.                                       NSW 2000       Sydney                       Australia
Mercantile Mutual Insurance (SA Workers Compensation)
  Ltd.                                                     NSW 2000       Sydney                       Australia
Mercantile Mutual Insurance (Workers Compensation) Ltd.    NSW 2000       Sydney                       Australia
Mercantile Mutual Insurance Equities                       NSW 2000       Sydney                       Australia
Mercantile Mutual Staff Retirement Fund Pty Limited        NSW 2000       Sydney                       Australia
Mercantile Mutual Worksure Limited                         NSW 2000       Sydney                       Australia
Mercurius Beheer B.V.                                                     Utrecht                      Netherlands
METRO Capital B.V.                                         5921 KB        Venlo                        Netherlands
MFSC Insurance Agency of Alabama, Inc.                     CO 80202       Denver (Colorado)            United States of America
MFSC Insurance Agency of Massachusetts, Inc.               MA 02061       Norwell (MA)                 United States of America
MFSC Insurance Agency of Ohio, Inc.                        OH 44060       Concord (OH)                 United States of America
MFSC Insurance Agency of Texas, Inc.                       TX 76571       Salado (TX)                  United States of America
MFSC Insurance Agency of Wyoming, Inc.                     CO 80202       Denver (Colorado)            United States of America
Mia Ofice Americas, inc.                                   GA 30327-4390  Atlanta                      United States of America
Middelburger Poort B.V.                                    2595 AS        Den Haag                     Netherlands
Middenbank Curacao N.V.                                                   Willemstad Curacao           Netherlands Antilles
Midwestern United Life Insurance Company                                  Fort Wayne (Ind.)            United States of America
Mijcene B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Minnaar Holding B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
Miopia B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
MKB Beleggingen B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
MKB Vliehors II B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
MKL Rentals Limited                                        EC2V 6HJ       Londen                       United Kingdom
MM Broker Services Limited                                 NSW 2000       Sydney                       Australia
MML Properties Pty. Ltd.                                   NSW 2000       Sydney                       Australia
Molenweide B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Moneyramp.com Ltd. 1)                                      M5H 3M7        Toronto (Ontario)            Canada
Morche B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Morgex Insurance Group Ltd.                                AB T5S 1P2     Edmonton                     Canada
Motores Generales                                          10400          Mexico City                  Mexico
Movir Financele Diensten B.V.                              3432 NZ        Nieuwegein                   Netherlands
Movir N.V.                                                 3432 NZ        Nieuwegein                   Netherlands
Muggelpark GmbH & Co Erste Gewerbeansiedlungs KG           60323          Frankfurt am Main            Germany
Muguet B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Muidergracht Onroerend Goed B.V.                           2595 AS        Den Haag                     Netherlands
Mularis N.V.                                               1102 MG        Amsterdam                    Netherlands
Mullens Nominees Pty Ltd. (MNPL)                           NSW 2000       Sydney                       Australia
Muller Bouwparticipatie B.V.                               2595 AS        Den Haag                     Netherlands
MultiAccess B.V.                                           8226 JX        Lelystad                     Netherlands
Multicover B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Multi-Financial Group, Inc                                 CO 80202       Denver (Colorado)            United States of America
Multi-Financial Securities Corporation                     CO 80203       Denver (Colorado)            United States of America
Multi-Financial Securities Corporation of Arizona, Inc.    CO 80202       Denver (Colorado)            United States of America
Multi-Financial Securities Corporation of California,
  Inc.                                                     CO 80202       Denver (Colorado)            United States of America
Multi-Financial Securities Corporation of Nevada, Inc.     CO 80202       Denver (Colorado)            United States of America
Mundaka B.V.                                               1083 HK        Amsterdam                    Netherlands
Mustang B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Muteka B.V.                                                1077 WV        Amsterdam                    Netherlands
N&M Holding N.V.                                                          Curacao                      Netherlands Antilles
N.N. US Realty Corp.                                                      Wilmington (Del.)            United States of America
N.V. Arnhemsche Hypotheekbank voor Nederland               3013 AL        Rotterdam                    Netherlands
N.V. Balmore                                               1081 KL        Amsterdam                    Netherlands
N.V. Belegging- en beheermaatschappij "Keizersgracht"      1016 DP        Amsterdam                    Netherlands
N.V. Haagsche Herverzekering-Maatschappij van 1836         1081 KL        Amsterdam                    Netherlands
N.V. Instituut voor Ziekenhuisfinanciering                 3508 AC        Utrecht                      Netherlands
N.V. Nationale Borg-Maatschappij                           1016 DP        Amsterdam                    Netherlands
N.V. Nationale Volksbank                                   1097 DP        Amsterdam                    Netherlands
N.V. Square Montgomery                                     1200           Brussel                      Belgium
N.V. Surinaamse Verzekeringsagenturen                                     Paramaribo                   Surinam
N.V. Utrechtsche Financierings Bank                        2595 AS        Den Haag                     Netherlands
N.V. Utrechtsche Hypotheekbank                             2595 AS        Den Haag                     Netherlands
N.V. Westlandsche Hypotheekbank                            2595 AS        Den Haag                     Netherlands
N.V. Zeker Vast Gaasperdam                                 2595 AS        Den Haag                     Netherlands
Nagata Pty Limited                                         NSW 2000       Sydney                       Australia
National Alliance for Independent Portfolio Managers,
  Inc.                                                     GA 30326       Atlanta (Ga.)                United States of America

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
MBO Oranjerie Holding B.V.                                 Holding
MBO Pleintoren B.V.                                        Real Estate Buildings
MBO Pleintoren Holding B.V.                                Holding
MBO Riho C.V.                                              Holding
MBO Stadspoort B.V.                                        Real Estate Buildings
MBO Stadspoort Grond B.V.                                  Real Estate Soil
MBO Stadspoort Holding B.V.                                Holding
MBO Vastgoed Lease B.V.                                    Lease
MBO Via Catarina B.V.                                      Holding
MBO Walburg Grond B.V.                                     Real Estate Soil
MBO Willem II Singel B.V.                                  Real Estate Buildings
MBO Willem II Singel Grond B.V.                            Real Estate Soil
MBO Willem II Singel Holding B.V.                          Holding
MBO Zuidplein II B.V.                                      Real Estate Buildings
MBO Zuidplein II Grond B.V.                                Real Estate Soil
MBO Zuidplein II Holding B.V.                              Holding
MC-BBL Eastern European (Holdings)                         Holding
MC-BBL Securities Ltd.                                     Stockbrokerage
Medallion Insurance (Edmonton) Ltd. 1)                     Inactive
Medicine Hat Insurance Inc. 1)                             Insurance broker
Melifluo B.V.                                              Cash Company
Mercantile Equities Ltd.                                   Financial Services
Mercantile Mutual Financial Services Ltd.                  Financial Services
Mercantile Mutual Insurance (Australia) Ltd.               Insurance: General
Mercantile Mutual Insurance (N.S.W. Workers
  Compensation) Ltd.                                       Insurance: General
Mercantile Mutual Insurance (SA Workers Compensation)
  Ltd.                                                     Insurance: General
Mercantile Mutual Insurance (Workers Compensation) Ltd.    Insurance: General
Mercantile Mutual Insurance Equities                       Investment Management
Mercantile Mutual Staff Retirement Fund Pty Limited        Trust Company
Mercantile Mutual Worksure Limited                         Insurance: General
Mercurius Beheer B.V.                                      Management Company (general)
METRO Capital B.V.                                         Management Company (general)
MFSC Insurance Agency of Alabama, Inc.                     Insurance broker
MFSC Insurance Agency of Massachusetts, Inc.               Insurance broker
MFSC Insurance Agency of Ohio, Inc.                        Insurance broker
MFSC Insurance Agency of Texas, Inc.                       Insurance broker
MFSC Insurance Agency of Wyoming, Inc.                     Insurance broker
Mia Ofice Americas, inc.                                   Management Company (general)
Middelburger Poort B.V.                                    Real Estate Exploitation
Middenbank Curacao N.V.                                    General Bank
Midwestern United Life Insurance Company                   Life Insurance
Mijcene B.V.                                               Cash Company
Minnaar Holding B.V.                                       Cash Company
Miopia B.V.                                                Cash Company
MKB Beleggingen B.V.                                       Cash Company
MKB Vliehors II B.V.                                       Venture Capital
MKL Rentals Limited                                        Holding
MM Broker Services Limited                                 Life Insurance
MML Properties Pty. Ltd.                                   Real Estate: General
Molenweide B.V.                                            Cash Company
Moneyramp.com Ltd. 1)                                      Internet Service Provider
Morche B.V.                                                Cash Company
Morgex Insurance Group Ltd.                                Insurance broker
Motores Generales                                          Financial Services
Movir Financele Diensten B.V.                              Financial Services
Movir N.V.                                                 Insurance: Health
Muggelpark GmbH & Co Erste Gewerbeansiedlungs KG           Management Company (general)
Muguet B.V.                                                Cash Company
Muidergracht Onroerend Goed B.V.                           Real Estate: General
Mularis N.V.                                               Cash Company
Mullens Nominees Pty Ltd. (MNPL)                           Dormant
Muller Bouwparticipatie B.V.                               Real Estate: General
MultiAccess B.V.                                           Management Company (general)
Multicover B.V.                                            Cash Company
Multi-Financial Group, Inc                                 Holding
Multi-Financial Securities Corporation                     Brokerage
Multi-Financial Securities Corporation of Arizona, Inc.    Insurance broker
Multi-Financial Securities Corporation of California,
  Inc.                                                     Insurance broker
Multi-Financial Securities Corporation of Nevada, Inc.     Insurance broker
Mundaka B.V.                                               Cash Company
Mustang B.V.                                               Cash Company
Muteka B.V.                                                Management Company (general)
N&M Holding N.V.                                           Venture Capital
N.N. US Realty Corp.                                       Real Estate: General
N.V. Arnhemsche Hypotheekbank voor Nederland               Mortgage bank
N.V. Balmore                                               Miscellaneous
N.V. Belegging- en beheermaatschappij "Keizersgracht"      Holding
N.V. Haagsche Herverzekering-Maatschappij van 1836         Dormant Company
N.V. Instituut voor Ziekenhuisfinanciering                 Financial Services
N.V. Nationale Borg-Maatschappij                           Insurance: General
N.V. Nationale Volksbank                                   Finance Company
N.V. Square Montgomery                                     Real Estate Exploitation
N.V. Surinaamse Verzekeringsagenturen                      Insurance broker
N.V. Utrechtsche Financierings Bank                        Real Estate Management
N.V. Utrechtsche Hypotheekbank                             Mortgage Bank
N.V. Westlandsche Hypotheekbank                            General Bank
N.V. Zeker Vast Gaasperdam                                 Real Estate Management
Nagata Pty Limited                                         Dormant
National Alliance for Independent Portfolio Managers,
  Inc.                                                     Insurance broker

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
MBO Oranjerie Holding B.V.                                 ING Vastgoed Ontwikkeling B.V.                                  100.00
MBO Pleintoren B.V.                                        MBO Pleintoren Holding B.V.                                     100.00
MBO Pleintoren Holding B.V.                                ING Vastgoed Ontwikkeling B.V.                                  100.00
MBO Riho C.V.                                              MBO-Vastgoed Lease B.V.                                         100.00
MBO Stadspoort B.V.                                        MBO Stadspoort Holding B.V.                                     100.00
MBO Stadspoort Grond B.V.                                  MBO Stadspoort Holding B.V.                                     100.00
MBO Stadspoort Holding B.V.                                ING Vastgoed Ontwikkeling B.V.                                  100.00
MBO Vastgoed Lease B.V.                                    ING Real Estate Finance N.V.                                    100.00
MBO Via Catarina B.V.                                      ING Vastgoed Ontwikkeling B.V.                                  100.00
MBO Walburg Grond B.V.                                     MBO Walburg Holding B.V.                                        100.00
MBO Willem II Singel B.V.                                  MBO Willem II Singel Holding B.V.                               100.00
MBO Willem II Singel Grond B.V.                            MBO Willem II Singel Holding B.V.                               100.00
MBO Willem II Singel Holding B.V.                          ING Vastgoed Ontwikkeling B.V.                                  100.00
MBO Zuidplein II B.V.                                      MBO Zuidplein II Holding B.V.                                   100.00
MBO Zuidplein II Grond B.V.                                MBO Zuidplein II Holding B.V.                                   100.00
MBO Zuidplein II Holding B.V.                              ING Vastgoed Ontwikkeling B.V.                                  100.00
MC-BBL Eastern European (Holdings)                         ING Belgique S.A.                                                50.66
MC-BBL Securities Ltd.                                     ING Belgique S.A.                                               100.00
Medallion Insurance (Edmonton) Ltd. 1)                     Equisure Financial Network, Inc.                                 49.00
Medicine Hat Insurance Inc. 1)                             Equisure Financial Network, Inc.                                 49.00
Melifluo B.V.                                              ING Bank N.V.                                                   100.00
Mercantile Equities Ltd.                                   Mercantile Mutual Insurance (Australia) Ltd.                    100.00
Mercantile Mutual Financial Services Ltd.                  ING Australia Pty Limited                                        51.00
Mercantile Mutual Insurance (Australia) Ltd.               NNA Pty Limited                                                 100.00
Mercantile Mutual Insurance (N.S.W. Workers
  Compensation) Ltd.                                       Mercantile Mutual Insurance (Workers Compensation) Ltd.         100.00
Mercantile Mutual Insurance (SA Workers Compensation)
  Ltd.                                                     Mercantile Mutual Insurance (Workers Compensation) Ltd.         100.00
Mercantile Mutual Insurance (Workers Compensation) Ltd.    NNA Pty Limited                                                 100.00
Mercantile Mutual Insurance Equities                       Mercantile Mutual Insurance (Australia) Ltd.                    100.00
Mercantile Mutual Staff Retirement Fund Pty Limited        Mercantile Mutual Holdings Ltd.                                 100.00
Mercantile Mutual Worksure Limited                         Mercantile Mutual Insurance (Workers Compensation) Ltd.         100.00
Mercurius Beheer B.V.                                      BV Algemene Beleggingsmaatschappij CenE Bankiers N.V.           100.00
METRO Capital B.V.                                         ING-BHF Bank AG                                                  12.91
MFSC Insurance Agency of Alabama, Inc.                     Multi-Financial Securities Corporation                          100.00
MFSC Insurance Agency of Massachusetts, Inc.               Multi-Financial Securities Corporation                          100.00
MFSC Insurance Agency of Ohio, Inc.                        Multi-Financial Securities Corporation                          100.00
MFSC Insurance Agency of Texas, Inc.                       Multi-Financial Securities Corporation                          100.00
MFSC Insurance Agency of Wyoming, Inc.                     Multi-Financial Securities Corporation                          100.00
Mia Ofice Americas, inc.                                   ING America Insurance Holdings, Inc.                            100.00
Middelburger Poort B.V.                                    ING Real Estate Leasing B.V.                                    100.00
Middenbank Curacao N.V.                                    ING Bank N.V.                                                   100.00
Midwestern United Life Insurance Company                   Security Life of Denver Insurance Company                       100.00
Mijcene B.V.                                               Trust Maatschappij ING Bank B.V.                                100.00
Minnaar Holding B.V.                                       ING Prena B.V.                                                  100.00
Miopia B.V.                                                ING Prena B.V.                                                  100.00
MKB Beleggingen B.V.                                       ING Bank Corporate Investments B.V.                             100.00
MKB Vliehors II B.V.                                       ING Bank Corporate Investments B.V.                             100.00
MKL Rentals Limited                                        ING Lease (UK) Limited                                          100.00
MM Broker Services Limited                                 ING Life Limited                                                100.00
MML Properties Pty. Ltd.                                   ING Life Limited                                                100.00
Molenweide B.V.                                            ING Prena B.V.                                                   71.02
Moneyramp.com Ltd. 1)                                      Equisure Financial Network, Inc.                                 49.00
Morche B.V.                                                ING Prena B.V.                                                  100.00
Morgex Insurance Group Ltd.                                Medallion Insurance (Edmonton) Ltd.                              99.00
Motores Generales                                          Inversiones Corporativas Automotrices                            99.84
Movir Financele Diensten B.V.                              Nationale-Nederlanden Nederland B.V.                            100.00
Movir N.V.                                                 Nationale-Nederlanden Nederland B.V.                            100.00
Muggelpark GmbH & Co Erste Gewerbeansiedlungs KG           BHF Immobilien-GmbH                                              24.27
Muguet B.V.                                                ING Prena B.V.                                                  100.00
Muidergracht Onroerend Goed B.V.                           Hypothecair Belang Gaasperdam I N.V.                            100.00
Mularis N.V.                                               ING Prena B.V.                                                  100.00
Mullens Nominees Pty Ltd. (MNPL)                           BBL Nominees Ltd                                                100.00
Muller Bouwparticipatie B.V.                               ING Vastgoed Ontwikkeling B.V.                                  100.00
MultiAccess B.V.                                           Freehold B.V.                                                   100.00
Multicover B.V.                                            ING Prena B.V.                                                  100.00
Multi-Financial Group, Inc                                 ING Brokers Network, Inc.                                       100.00
Multi-Financial Securities Corporation                     Multi-Financial Group Inc.                                      100.00
Multi-Financial Securities Corporation of Arizona, Inc.    Multi-Financial Securities Corporation                          100.00
Multi-Financial Securities Corporation of California,
  Inc.                                                     Multi-Financial Securities Corporation                          100.00
Multi-Financial Securities Corporation of Nevada, Inc.     Multi-Financial Securities Corporation                          100.00
Mundaka B.V.                                               Trust Maatschappij ING Bank B.V.                                100.00
Mustang B.V.                                               ING Prena B.V.                                                  100.00
Muteka B.V.                                                NMB-Heller Holding N.V.                                         100.00
N&M Holding N.V.                                           ING Bank Corporate Investments B.V.                             100.00
N.N. US Realty Corp.                                       Nationale-Nederlanden Intertrust B.V.                           100.00
N.V. Arnhemsche Hypotheekbank voor Nederland               Nationale-Nederlanden Hypotheekbank N.V.                        100.00
N.V. Balmore                                               ING Verzekeringen N.V.                                          100.00
N.V. Belegging- en beheermaatschappij "Keizersgracht"      N.V. Nationale Borg-Maatschappij                                100.00
N.V. Haagsche Herverzekering-Maatschappij van 1836         Nationale Nederlanden Interfinance B.V.                         100.00
N.V. Instituut voor Ziekenhuisfinanciering                 ING Bank N.V.                                                    90.00
N.V. Nationale Borg-Maatschappij                           Nationale-Nederlanden Nederland B.V.                            100.00
N.V. Nationale Volksbank                                   InterAdvies N.V.                                                100.00
N.V. Square Montgomery                                     Belart S.A.                                                      95.00
N.V. Surinaamse Verzekeringsagenturen                      Nationale-Nederlanden Schadeverzekering Maatschappij N.V.       100.00
N.V. Utrechtsche Financierings Bank                        Westland/Utrecht Hypotheekbank N.V.                             100.00
N.V. Utrechtsche Hypotheekbank                             Westland/Utrecht Hypotheekbank N.V.                             100.00
N.V. Westlandsche Hypotheekbank                            Westland/Utrecht Hypotheekbank N.V.                             100.00
N.V. Zeker Vast Gaasperdam                                 Hypothecair Belang Gaasperdam I N.V.                            100.00
Nagata Pty Limited                                         ING Funds Management Ltd.                                       100.00
National Alliance for Independent Portfolio Managers,
  Inc.                                                     IFG Advisory, Inc.                                              100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                             Parent 2                         % owned
------------------------------------------------------------------------------------------------------------------------------------
MBO Oranjerie Holding B.V.
MBO Pleintoren B.V.
MBO Pleintoren Holding B.V.
MBO Riho C.V.
MBO Stadspoort B.V.
MBO Stadspoort Grond B.V.
MBO Stadspoort Holding B.V.
MBO Vastgoed Lease B.V.
MBO Via Catarina B.V.
MBO Walburg Grond B.V.
MBO Willem II Singel B.V.
MBO Willem II Singel Grond B.V.
MBO Willem II Singel Holding B.V.
MBO Zuidplein II B.V.
MBO Zuidplein II Grond B.V.
MBO Zuidplein II Holding B.V.
MC-BBL Eastern European (Holdings)
MC-BBL Securities Ltd.
Medallion Insurance (Edmonton) Ltd. 1)
Medicine Hat Insurance Inc. 1)
Melifluo B.V.
Mercantile Equities Ltd.
Mercantile Mutual Financial Services Ltd.
Mercantile Mutual Insurance (Australia) Ltd.
Mercantile Mutual Insurance (N.S.W. Workers
  Compensation) Ltd.
Mercantile Mutual Insurance (SA Workers Compensation)
  Ltd.
Mercantile Mutual Insurance (Workers Compensation) Ltd.
Mercantile Mutual Insurance Equities
Mercantile Mutual Staff Retirement Fund Pty Limited
Mercantile Mutual Worksure Limited
Mercurius Beheer B.V.
METRO Capital B.V.
MFSC Insurance Agency of Alabama, Inc.
MFSC Insurance Agency of Massachusetts, Inc.
MFSC Insurance Agency of Ohio, Inc.
MFSC Insurance Agency of Texas, Inc.
MFSC Insurance Agency of Wyoming, Inc.
Mia Ofice Americas, inc.
Middelburger Poort B.V.
Middenbank Curacao N.V.
Midwestern United Life Insurance Company
Mijcene B.V.
Minnaar Holding B.V.
Miopia B.V.
MKB Beleggingen B.V.
MKB Vliehors II B.V.
MKL Rentals Limited
MM Broker Services Limited
MML Properties Pty. Ltd.
Molenweide B.V.
Moneyramp.com Ltd. 1)
Morche B.V.
Morgex Insurance Group Ltd.                              Equisure Financial Network, Inc.    0.33
Movir Financele Diensten B.V.
Movir N.V.
Muggelpark GmbH & Co Erste Gewerbeansiedlungs KG
Muguet B.V.
Muidergracht Onroerend Goed B.V.
Mularis N.V.
Mullens Nominees Pty Ltd. (MNPL)
Muller Bouwparticipatie B.V.
MultiAccess B.V.
Multicover B.V.
Multi-Financial Group, Inc
Multi-Financial Securities Corporation
Multi-Financial Securities Corporation of Arizona, Inc.
Multi-Financial Securities Corporation of California,
  Inc.
Multi-Financial Securities Corporation of Nevada, Inc.
Mundaka B.V.
Mustang B.V.
Muteka B.V.
N&M Holding N.V.
N.N. US Realty Corp.
N.V. Arnhemsche Hypotheekbank voor Nederland
N.V. Balmore
N.V. Belegging- en beheermaatschappij "Keizersgracht"
N.V. Haagsche Herverzekering-Maatschappij van 1836
N.V. Instituut voor Ziekenhuisfinanciering               CenE Bankiers N.V.                 10.00
N.V. Nationale Borg-Maatschappij
N.V. Nationale Volksbank
N.V. Square Montgomery                                   BOZ B.V.                            5.00
N.V. Surinaamse Verzekeringsagenturen
N.V. Utrechtsche Financierings Bank
N.V. Utrechtsche Hypotheekbank
N.V. Westlandsche Hypotheekbank
N.V. Zeker Vast Gaasperdam
Nagata Pty Limited
National Alliance for Independent Portfolio Managers,
  Inc.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                              Parent 3                               % owned
------------------------------------------------------------------------------------------------------------------------------------
MBO Oranjerie Holding B.V.
MBO Pleintoren B.V.
MBO Pleintoren Holding B.V.
MBO Riho C.V.
MBO Stadspoort B.V.
MBO Stadspoort Grond B.V.
MBO Stadspoort Holding B.V.
MBO Vastgoed Lease B.V.
MBO Via Catarina B.V.
MBO Walburg Grond B.V.
MBO Willem II Singel B.V.
MBO Willem II Singel Grond B.V.
MBO Willem II Singel Holding B.V.
MBO Zuidplein II B.V.
MBO Zuidplein II Grond B.V.
MBO Zuidplein II Holding B.V.
MC-BBL Eastern European (Holdings)
MC-BBL Securities Ltd.
Medallion Insurance (Edmonton) Ltd. 1)
Medicine Hat Insurance Inc. 1)
Melifluo B.V.
Mercantile Equities Ltd.
Mercantile Mutual Financial Services Ltd.
Mercantile Mutual Insurance (Australia) Ltd.
Mercantile Mutual Insurance (N.S.W. Workers
  Compensation) Ltd.
Mercantile Mutual Insurance (SA Workers Compensation)
  Ltd.
Mercantile Mutual Insurance (Workers Compensation) Ltd.
Mercantile Mutual Insurance Equities
Mercantile Mutual Staff Retirement Fund Pty Limited
Mercantile Mutual Worksure Limited
Mercurius Beheer B.V.
METRO Capital B.V.
MFSC Insurance Agency of Alabama, Inc.
MFSC Insurance Agency of Massachusetts, Inc.
MFSC Insurance Agency of Ohio, Inc.
MFSC Insurance Agency of Texas, Inc.
MFSC Insurance Agency of Wyoming, Inc.
Mia Ofice Americas, inc.
Middelburger Poort B.V.
Middenbank Curacao N.V.
Midwestern United Life Insurance Company
Mijcene B.V.
Minnaar Holding B.V.
Miopia B.V.
MKB Beleggingen B.V.
MKB Vliehors II B.V.
MKL Rentals Limited
MM Broker Services Limited
MML Properties Pty. Ltd.
Molenweide B.V.
Moneyramp.com Ltd. 1)
Morche B.V.
Morgex Insurance Group Ltd.                               Healey Insurance Consultants Ltd          0.33
Motores Generales
Movir Financele Diensten B.V.
Movir N.V.
Muggelpark GmbH & Co Erste Gewerbeansiedlungs KG
Muguet B.V.
Muidergracht Onroerend Goed B.V.
Mularis N.V.
Mullens Nominees Pty Ltd. (MNPL)
Muller Bouwparticipatie B.V.
MultiAccess B.V.
Multicover B.V.
Multi-Financial Group, Inc
Multi-Financial Securities Corporation
Multi-Financial Securities Corporation of Arizona, Inc.
Multi-Financial Securities Corporation of California,
  Inc.
Multi-Financial Securities Corporation of Nevada, Inc.
Mundaka B.V.
Mustang B.V.
Muteka B.V.
N&M Holding N.V.
N.N. US Realty Corp.
N.V. Arnhemsche Hypotheekbank voor Nederland
N.V. Balmore
N.V. Belegging- en beheermaatschappij "Keizersgracht"
N.V. Haagsche Herverzekering-Maatschappij van 1836
N.V. Instituut voor Ziekenhuisfinanciering
N.V. Nationale Borg-Maatschappij
N.V. Nationale Volksbank
N.V. Square Montgomery
N.V. Surinaamse Verzekeringsagenturen
N.V. Utrechtsche Financierings Bank
N.V. Utrechtsche Hypotheekbank
N.V. Westlandsche Hypotheekbank
N.V. Zeker Vast Gaasperdam
Nagata Pty Limited
National Alliance for Independent Portfolio Managers,
  Inc.
------------------------------------------------------------------------------------------------------------------------------------

Company name                                              Parent 4                              % owned
------------------------------------------------------------------------------------------------------------------------------------
MBO Oranjerie Holding B.V.
MBO Pleintoren B.V.
MBO Pleintoren Holding B.V.
MBO Riho C.V.
MBO Stadspoort B.V.
MBO Stadspoort Grond B.V.
MBO Stadspoort Holding B.V.
MBO Vastgoed Lease B.V.
MBO Via Catarina B.V.
MBO Walburg Grond B.V.
MBO Willem II Singel B.V.
MBO Willem II Singel Grond B.V.
MBO Willem II Singel Holding B.V.
MBO Zuidplein II B.V.
MBO Zuidplein II Grond B.V.
MBO Zuidplein II Holding B.V.
MC-BBL Eastern European (Holdings)
MC-BBL Securities Ltd.
Medallion Insurance (Edmonton) Ltd. 1)
Medicine Hat Insurance Inc. 1)
Melifluo B.V.
Mercantile Equities Ltd.
Mercantile Mutual Financial Services Ltd.
Mercantile Mutual Insurance (Australia) Ltd.
Mercantile Mutual Insurance (N.S.W. Workers
  Compensation) Ltd.
Mercantile Mutual Insurance (SA Workers Compensation)
  Ltd.
Mercantile Mutual Insurance (Workers Compensation) Ltd.
Mercantile Mutual Insurance Equities
Mercantile Mutual Staff Retirement Fund Pty Limited
Mercantile Mutual Worksure Limited
Mercurius Beheer B.V.
METRO Capital B.V.
MFSC Insurance Agency of Alabama, Inc.
MFSC Insurance Agency of Massachusetts, Inc.
MFSC Insurance Agency of Ohio, Inc.
MFSC Insurance Agency of Texas, Inc.
MFSC Insurance Agency of Wyoming, Inc.
Mia Ofice Americas, inc.
Middelburger Poort B.V.
Middenbank Curacao N.V.
Midwestern United Life Insurance Company
Mijcene B.V.
Minnaar Holding B.V.
Miopia B.V.
MKB Beleggingen B.V.
MKB Vliehors II B.V.
MKL Rentals Limited
MM Broker Services Limited
MML Properties Pty. Ltd.
Molenweide B.V.
Moneyramp.com Ltd. 1)
Morche B.V.
Morgex Insurance Group Ltd.                               T.L.C. Investments Inc.                  0.33
Motores Generales
Movir Financele Diensten B.V.
Movir N.V.
Muggelpark GmbH & Co Erste Gewerbeansiedlungs KG
Muguet B.V.
Muidergracht Onroerend Goed B.V.
Mularis N.V.
Mullens Nominees Pty Ltd. (MNPL)
Muller Bouwparticipatie B.V.
MultiAccess B.V.
Multicover B.V.
Multi-Financial Group, Inc
Multi-Financial Securities Corporation
Multi-Financial Securities Corporation of Arizona, Inc.
Multi-Financial Securities Corporation of California,
  Inc.
Multi-Financial Securities Corporation of Nevada, Inc.
Mundaka B.V.
Mustang B.V.
Muteka B.V.
N&M Holding N.V.
N.N. US Realty Corp.
N.V. Arnhemsche Hypotheekbank voor Nederland
N.V. Balmore
N.V. Belegging- en beheermaatschappij "Keizersgracht"
N.V. Haagsche Herverzekering-Maatschappij van 1836
N.V. Instituut voor Ziekenhuisfinanciering
N.V. Nationale Borg-Maatschappij
N.V. Nationale Volksbank
N.V. Square Montgomery
N.V. Surinaamse Verzekeringsagenturen
N.V. Utrechtsche Financierings Bank
N.V. Utrechtsche Hypotheekbank
N.V. Westlandsche Hypotheekbank
N.V. Zeker Vast Gaasperdam
Nagata Pty Limited
National Alliance for Independent Portfolio Managers,
  Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Nationale Hypotheekbank N.V.                               N.V.        20001923   100.00   Schenkkade 65
Nationale Nederlanden Pojistovna a.s.                      JSC         50000754   100.00   Nadrazni 344/25
Nationale-Nederland Life Insurance Company S.A.            S.A.        50000290   100.00   198, Syngrou Avenue, Kallithea
Nationale-Nederlanden (UK) Ltd.                            Ltd.        10000851   100.00
Nationale-Nederlanden Agencia de Valores S.A.              S.A.        10001476   100.00
Nationale-Nederlanden Beleggingsrekening N.V.              N.V.        10000685   100.00   Schenkkade 65
Nationale-Nederlanden Bouwfonds 1975 B.V.                  B.V.        10000067   100.00   Schenkkade 65
Nationale-Nederlanden Bouwfonds 1976 B.V.                  B.V.        10000068   100.00   Amstelveenseweg 500
Nationale-Nederlanden CSFR Intervest s.r.o.                S.R.O.      10000717   100.00   Nadrazni 344/25
Nationale-Nederlanden CSFR Real Estate v.o.s.              V.O.S.      10000718   100.00   Nadrazni 344/25
Nationale-Nederlanden Financiele Diensten B.V.             B.V.        20001212   100.00   Mr. Treublaan 7
Nationale-Nederlanden Financiering Maatschappij B.V.       B.V.        10000050   100.00   Weena 505
Nationale-Nederlanden Greek General Insurance Company
  S.A.                                                     S.A.        50000287   100.00   198, Syngrou Avenue, Kallithea
Nationale-Nederlanden Holdinvest B.V.                      B.V.        10000056   100.00   Amstelveenseweg 500
Nationale-Nederlanden Hungary Real Estate Kft.             Kft.        10000716   100.00   Andrassy ut 9
Nationale-Nederlanden Hypotheekbedrijf N.V.                B.V.        10000058   100.00   Weena 505
Nationale-Nederlanden Interfinance B.V.                    B.V.        10000085   100.00   Amstelveenseweg 500
Nationale-Nederlanden Internationale Schadeverzekering
  N.V.                                                     N.V.        10000017   100.00   Amstelveenseweg 500
Nationale-Nederlanden Intertrust B.V.                      B.V.        10000005   100.00   Amstelveenseweg 500
Nationale-Nederlanden Intervest 52 B.V.                    B.V.        10000693   100.00   Schenkkade 65
Nationale-Nederlanden Intervest II B.V.                    B.V.        10000020   100.00   Schenkkade 65
Nationale-Nederlanden Intervest IV B.V.                    B.V.        10000044   100.00   Schenkkade 65
Nationale-Nederlanden Intervest IX B.V.                    B.V.        10000049   100.00   Schenkkade 65
Nationale-Nederlanden Intervest V B.V.                     B.V.        10000045   100.00   Schenkkade 65
Nationale-Nederlanden Intervest XI B.V.                    B.V.        10000081   100.00   Schenkkade 65
Nationale-Nederlanden Intervest XII B.V.                   B.V.        10000082   100.00   Schenkkade 65
Nationale-Nederlanden Levensverzekering Maatschappij N.V.  N.V.        10000015   100.00   Weena 505
Nationale-Nederlanden Nederland B.V.                       B.V.        10000084   100.00   Amstelveenseweg 500
Nationale-Nederlanden Overseas Finance and Investment
  Company                                                  Ltd.        10000850   100.00
Nationale-Nederlanden Pensioen Diensten B.V.               B.V.        10000538   100.00   Weena 505
Nationale-Nederlanden Poist'ovna A.S.                      A.S.        10001474   100.00   Jesenskeho 4/C
Nationale-Nederlanden Polska S.A.                          S.A.        10000051   100.00   Ul. Ludna 2
Nationale-Nederlanden Schadeverzekering Maatschappij N.V.  N.V.        10000016   100.00   Beatrixlaan 35
Nationale-Nederlanden Vermogensbeheer B.V.                 B.V.        10000010   100.00   Prinses Beatrixlaan 15
Nationale-Nederlanden Zorgverzekering N.V.                 N.V.        10000528   100.00   Beatrixlaan 35
Nederlandse Financieringsmaatschappij voor
  Ontwikkelingslanden N.V.                                 N.V.        20000091     9.02   Bezuidenhoutseweg 62
Nedermex Limited N.V.                                      N.V.        20001727   100.00   Kaya W.F.G. (Jombi) Mensing 14
Need-Based Holding B.V.                                    B.V.        50000061   100.00   Bijlmerplein 888
Nelson Representatives Ltd.                                Ltd.        50001389   100.00   Barfield House, St Julians Avenue
Netherlands Caribbean Bank N.V.                            N.V.        20001704    51.00   5ta Avenida 6407, Entre a66 66 Miramar
                                                                                             Playa
Netherlands Life Insurance Company Ltd                     Ltd.        10001540   100.00   Soosong-dong 1461-1, Leema-Bldg,
                                                                                             Chongro-ku
New Flag Euro High Yield Plc.                              Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
New Immo-Schuman s.a.                                      S.A.        20002081   100.00   24 Avenue Marnix
Newco Mexico (SCA)                                         S.C.A.                  49.00   Batallon de San Patricio 111-20, Col.
                                                                                             Valle Oriente C.P.
Newco-One Corporation                                      Corp.       20001691     5.00   1013 Centre Road
Nexuslore Limited                                          Ltd.        50000139   100.00   107, Cheapside
Neyrad B.V.                                                B.V.        50000790   100.00   Karspeldreef 14
NG Vastgoed Silver Forum B.V.                              B.V.        40000216   100.00   Schenkkade 65
NIDDA Grundstucks-und Beteiligungs-GmbH                    GmbH        50000241    98.23   Bockenheimer Landstrasse 10
Nieuw Amsterdam N.V.                                       N.V.        50001279   100.00   Schenkkade 65
Nieuwenhuis en Soer Assurantien B.V.                       B.V.        10001309   100.00   Stationsweg 2
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG            GmbH        20002642    26.44   Georgsplatz 8
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG    GmbH        20002643    26.44   Georgsplatz 8
Nivo Investments B.V.                                      B.V.        20000917   100.00
NMB Equity Participations N.V.                             N.V.        20000385   100.00   Kaya W.F.G. (Jombi) Mensing 14
NMB-Heller Holding N.V.                                    N.V.        20000040    50.00   Runnenburg 30
NMB-Heller Ltd.                                            Ltd.        20001496   100.00   Park House 22 Park Street
NMB-Heller N.V.                                            N.V.        20000804   100.00   Runnenburg 30
NMB-Heller Zweigniederlassung Neuss                        GmbH        20000954   100.00
NN (UK General) Ltd.                                       Ltd.        10001381   100.00
NN Lease SRL                                               S.R.L.      50000943   100.00   6A Barbu Delavrancea Street, sector 1, B
NN Mutual Fund Management Co.                              Corp.       10000711    95.00   198, Syngrou Avenue, Kallithea
NNA Pty Limited                                            Ltd.        10001486   100.00   Level 13, 347 Kent Street
NNI Clarion CDV, LLC                                       LLC                    100.00   335 Madison Avenue
NNI Clarion Development, LLC                               LLC                    100.00   335 Madison Avenue
Nofegol Beheer B.V.                                        B.V.        20000200   100.00   Bijlmerplein 888
Noord Lease B.V.                                           B.V.        20000638   100.00   Lavendelweg 7
Noordwester Hypotheken N.V.                                N.V.        10000625   100.00   Weena 505
Norlic, Inc.                                               Inc.        50000197   100.00   1501 4th Avenue, Century Square, Suite
                                                                                             1000
North Bay Mortgages.ca Services Ltd. 1)                    Ltd.                    49.00   181 University Avenue, 7th Floor
North Star Insurance Services Ltd. 1)                      Ltd.                    49.00   300 Lakeshore Drive
Northeastern Corporation                                   Inc.        50000374   100.00   4601 Fairfax Drive
Northern Group Insurance Managers Ltd. 1)                  Ltd.                    49.00   1580 20th St. East
NSI Global Trade Park B.V.                                 B.V.        50000570   100.00   Bijlmerplein 888
NSI Holding 13 B.V.                                        B.V.        50000571   100.00   Bijlmerplein 888
NSI Holding 3 B.V.                                         B.V.        50000062   100.00   Bijlmerplein 888
NSI Holding 7 B.V.                                         B.V.        50000585   100.00   Bijlmerplein 888

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Nationale Hypotheekbank N.V.                               2595 AS        Den Haag                     Netherlands
Nationale Nederlanden Pojistovna a.s.                      150 00         Prague                       Czech Republic
Nationale-Nederland Life Insurance Company S.A.            17671          Athens                       Greece
Nationale-Nederlanden (UK) Ltd.                                           Folkestone                   United Kingdom
Nationale-Nederlanden Agencia de Valores S.A.                             Madrid                       Spain
Nationale-Nederlanden Beleggingsrekening N.V.              2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Bouwfonds 1975 B.V.                  2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Bouwfonds 1976 B.V.                  1081 KL        Amsterdam                    Netherlands
Nationale-Nederlanden CSFR Intervest s.r.o.                150 00         Praag                        Czech Republic
Nationale-Nederlanden CSFR Real Estate v.o.s.              150 00         Praag                        Czech Republic
Nationale-Nederlanden Financiele Diensten B.V.             1097 DP        Amsterdam                    Netherlands
Nationale-Nederlanden Financiering Maatschappij B.V.       3013 AL        Rotterdam                    Netherlands
Nationale-Nederlanden Greek General Insurance Company
  S.A.                                                     17671          Athens                       Greece
Nationale-Nederlanden Holdinvest B.V.                      1081 KL        Amsterdam                    Netherlands
Nationale-Nederlanden Hungary Real Estate Kft.             H-1061         Budapest                     Hungary
Nationale-Nederlanden Hypotheekbedrijf N.V.                3013 AL        Rotterdam                    Netherlands
Nationale-Nederlanden Interfinance B.V.                    1081 KL        Amsterdam                    Netherlands
Nationale-Nederlanden Internationale Schadeverzekering
  N.V.                                                     1081 KL        Amsterdam                    Netherlands
Nationale-Nederlanden Intertrust B.V.                      1081 KL        Amsterdam                    Netherlands
Nationale-Nederlanden Intervest 52 B.V.                    2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Intervest II B.V.                    2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Intervest IV B.V.                    2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Intervest IX B.V.                    2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Intervest V B.V.                     2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Intervest XI B.V.                    2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Intervest XII B.V.                   2595 AS        Den Haag                     Netherlands
Nationale-Nederlanden Levensverzekering Maatschappij N.V.  1313 AL        Rotterdam                    Netherlands
Nationale-Nederlanden Nederland B.V.                       1081 KL        Amsterdam                    Netherlands
Nationale-Nederlanden Overseas Finance and Investment
  Company                                                                 Londen                       United Kingdom
Nationale-Nederlanden Pensioen Diensten B.V.               3013 AL        Rotterdam                    Netherlands
Nationale-Nederlanden Poist'ovna A.S.                      81102          Bratislava                   Slovakia
Nationale-Nederlanden Polska S.A.                          00-406         Warsaw                       Poland
Nationale-Nederlanden Schadeverzekering Maatschappij N.V.  2595 AK        Den Haag                     Netherlands
Nationale-Nederlanden Vermogensbeheer B.V.                 2595 AK        Den Haag                     Netherlands
Nationale-Nederlanden Zorgverzekering N.V.                 2595 AK        Den Haag                     Netherlands
Nederlandse Financieringsmaatschappij voor
  Ontwikkelingslanden N.V.                                 2509 AB        Den Haag                     Netherlands
Nedermex Limited N.V.                                                     Curacao                      Netherlands Antilles
Need-Based Holding B.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
Nelson Representatives Ltd.                                GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Netherlands Caribbean Bank N.V.                                           Havana                       Cuba
Netherlands Life Insurance Company Ltd                     110-140        Seoul                        South Korea
New Flag Euro High Yield Plc.                              1              Dublin                       Ireland
New Immo-Schuman s.a.                                      1000           Brussels                     Belgium
Newco Mexico (SCA)                                         66269          Monterrey                    Mexico
Newco-One Corporation                                                     Wilmington, Delaware         United States of America
Nexuslore Limited                                          EC2V 6HJ       London                       United Kingdom
Neyrad B.V.                                                1101 CK        Amsterdam                    Netherlands
NG Vastgoed Silver Forum B.V.                              2595 AS        Den Haag                     Netherlands
NIDDA Grundstucks-und Beteiligungs-GmbH                    60323          Frankfurt am Main            Germany
Nieuw Amsterdam N.V.                                       2595 AS        Den Haag                     Netherlands
Nieuwenhuis en Soer Assurantien B.V.                       7941 HD        Meppel                       Netherlands
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG            30159          Hannover                     Germany
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG    30159          Hannover                     Germany
Nivo Investments B.V.                                                     Utrecht                      Netherlands
NMB Equity Participations N.V.                                            Willemstad Curacao           Netherlands Antilles
NMB-Heller Holding N.V.                                    3981 AZ        Bunnik                       Netherlands
NMB-Heller Ltd.                                            CK9 1RD        Croydon                      United Kingdom
NMB-Heller N.V.                                            3981 AZ        Bunnik                       Netherlands
NMB-Heller Zweigniederlassung Neuss                                       Dusseldorf                   Germany
NN (UK General) Ltd.                                                      Folkestone                   United Kingdom
NN Lease SRL                                               71304          Bucharest                    Romania
NN Mutual Fund Management Co.                              17671          Athens                       Greece
NNA Pty Limited                                            NSW 2000       Sydney                       Australia
NNI Clarion CDV, LLC                                       NY 10017       New York                     United States of America
NNI Clarion Development, LLC                               NY 10017       New York                     United States of America
Nofegol Beheer B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
Noord Lease B.V.                                           9703 LM        Groningen                    Netherlands
Noordwester Hypotheken N.V.                                3013 AL        Rotterdam                    Netherlands
Norlic, Inc.                                               WA 98101       Seattle                      United States of America
North Bay Mortgages.ca Services Ltd. 1)                    M5H 3M7        Toronto (Ontario)            Canada
North Star Insurance Services Ltd. 1)                      ON P1A 3V2     North Bay                    Canada
Northeastern Corporation                                   VA 22203       Arlington                    United States of America
Northern Group Insurance Managers Ltd. 1)                  ON N4K 5P7     Owen Sound                   Canada
NSI Global Trade Park B.V.                                 1102 MG        Amsterdam Zuidoost           Netherlands
NSI Holding 13 B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
NSI Holding 3 B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
NSI Holding 7 B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Nationale Hypotheekbank N.V.                               Hypotheek/Mortgage bank
Nationale Nederlanden Pojistovna a.s.                      Life Insurance
Nationale-Nederland Life Insurance Company S.A.            Insurance: Life
Nationale-Nederlanden (UK) Ltd.                            Insurance: General
Nationale-Nederlanden Agencia de Valores S.A.
Nationale-Nederlanden Beleggingsrekening N.V.              Custody
Nationale-Nederlanden Bouwfonds 1975 B.V.                  RE: Asset Management
Nationale-Nederlanden Bouwfonds 1976 B.V.                  RE: Asset Management
Nationale-Nederlanden CSFR Intervest s.r.o.                Real Estate: General
Nationale-Nederlanden CSFR Real Estate v.o.s.              Real Estate: General
Nationale-Nederlanden Financiele Diensten B.V.             Financial Services
Nationale-Nederlanden Financiering Maatschappij B.V.       Finance Company
Nationale-Nederlanden Greek General Insurance Company
  S.A.                                                     Insurance: General
Nationale-Nederlanden Holdinvest B.V.                      RE: Asset Management
Nationale-Nederlanden Hungary Real Estate Kft.             Real Estate: General
Nationale-Nederlanden Hypotheekbedrijf N.V.                Mortgage Bank
Nationale-Nederlanden Interfinance B.V.                    Finance Company
Nationale-Nederlanden Internationale Schadeverzekering
  N.V.                                                     Insurance: Accident
Nationale-Nederlanden Intertrust B.V.                      Asset Management
Nationale-Nederlanden Intervest 52 B.V.                    Asset Management
Nationale-Nederlanden Intervest II B.V.                    Asset Management
Nationale-Nederlanden Intervest IV B.V.                    RE: Asset Management
Nationale-Nederlanden Intervest IX B.V.                    RE: Asset Management
Nationale-Nederlanden Intervest V B.V.                     RE: Asset Management
Nationale-Nederlanden Intervest XI B.V.                    Real Estate Investments
Nationale-Nederlanden Intervest XII B.V.                   RE: Asset Management
Nationale-Nederlanden Levensverzekering Maatschappij N.V.  Insurance: Life & General
Nationale-Nederlanden Nederland B.V.                       Management Company (general)
Nationale-Nederlanden Overseas Finance and Investment
  Company                                                  Finance Company
Nationale-Nederlanden Pensioen Diensten B.V.               Pension Services
Nationale-Nederlanden Poist'ovna A.S.                      Insurance: General
Nationale-Nederlanden Polska S.A.                          Life Insurance
Nationale-Nederlanden Schadeverzekering Maatschappij N.V.  Insurance: Accident
Nationale-Nederlanden Vermogensbeheer B.V.                 Asset Management
Nationale-Nederlanden Zorgverzekering N.V.                 Insurance: Health
Nederlandse Financieringsmaatschappij voor
  Ontwikkelingslanden N.V.                                 Finance Company
Nedermex Limited N.V.                                      Equity Management
Need-Based Holding B.V.                                    Cash Company
Nelson Representatives Ltd.                                Custody
Netherlands Caribbean Bank N.V.                            General Bank
Netherlands Life Insurance Company Ltd                     Insurance: General
New Flag Euro High Yield Plc.                              Investment Fund
New Immo-Schuman s.a.                                      Real Estate Management
Newco Mexico (SCA)
Newco-One Corporation                                      Holding
Nexuslore Limited                                          Lease
Neyrad B.V.                                                Lease
NG Vastgoed Silver Forum B.V.                              Real Estate: General
NIDDA Grundstucks-und Beteiligungs-GmbH                    Real Estate: General
Nieuw Amsterdam N.V.                                       Real Estate Development
Nieuwenhuis en Soer Assurantien B.V.                       Insurance broker
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG            Real Estate: General
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG    Real Estate: General
Nivo Investments B.V.                                      Management Company (general)
NMB Equity Participations N.V.                             Investment Company
NMB-Heller Holding N.V.                                    Holding
NMB-Heller Ltd.                                            Factoring
NMB-Heller N.V.                                            Factoring
NMB-Heller Zweigniederlassung Neuss                        Factoring
NN (UK General) Ltd.                                       Insurance: General
NN Lease SRL                                               Lease
NN Mutual Fund Management Co.                              Fund Management
NNA Pty Limited                                            Dormant
NNI Clarion CDV, LLC                                       Real Estate Management
NNI Clarion Development, LLC                               Real Estate Management
Nofegol Beheer B.V.                                        Cash Company
Noord Lease B.V.                                           Lease
Noordwester Hypotheken N.V.                                Hypotheek/Mortgage bank
Norlic, Inc.                                               Insurance: General
North Bay Mortgages.ca Services Ltd. 1)                    Inactive
North Star Insurance Services Ltd. 1)                      Inactive
Northeastern Corporation                                   Holding
Northern Group Insurance Managers Ltd. 1)                  Inactive
NSI Global Trade Park B.V.                                 Cash Company
NSI Holding 13 B.V.                                        Cash Company
NSI Holding 3 B.V.                                         Cash Company
NSI Holding 7 B.V.                                         Cash Company

-----------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
-----------------------------------------------------------------------------------------------------------------------------------
Nationale Hypotheekbank N.V.                               Utrechtse Hypotheekbank N.V.                                    100.00
Nationale Nederlanden Pojistovna a.s.                      ING Continental Europe Holdings B.V.                            100.00
Nationale-Nederland Life Insurance Company S.A.            ING Continental Europe Holdings B.V.                            100.00
Nationale-Nederlanden (UK) Ltd.                            Nationale-Nederlanden Overseas Finance and Investment Company   100.00
Nationale-Nederlanden Agencia de Valores S.A.              ING Continental Europe Holdings B.V.                            100.00
Nationale-Nederlanden Beleggingsrekening N.V.              Nationale Nederlanden Interfinance B.V.                         100.00
Nationale-Nederlanden Bouwfonds 1975 B.V.                  ING Vastgoed N.V.                                               100.00
Nationale-Nederlanden Bouwfonds 1976 B.V.                  ING Vastgoed N.V.                                               100.00
Nationale-Nederlanden CSFR Intervest s.r.o.                Nationale-Nederlanden Intervest IX B.V.                         100.00
Nationale-Nederlanden CSFR Real Estate v.o.s.              Nationale Nederlanden Interfinance B.V.                         100.00
Nationale-Nederlanden Financiele Diensten B.V.             ING Bank N.V.                                                   100.00
Nationale-Nederlanden Financiering Maatschappij B.V.       Nationale-Nederlanden Holdinvest B.V.                           100.00
Nationale-Nederlanden Greek General Insurance Company
  S.A.                                                     ING Continental Europe Holdings B.V.                            100.00
Nationale-Nederlanden Holdinvest B.V.                      Nationale Nederlanden Interfinance B.V.                         100.00
Nationale-Nederlanden Hungary Real Estate Kft.             Nationale-Nederlanden Intervest XI B.V.                         100.00
Nationale-Nederlanden Hypotheekbedrijf N.V.                Nationale-Nederlanden Nederland B.V.                            100.00
Nationale-Nederlanden Interfinance B.V.                    ING Verzekeringen N.V.                                          100.00
Nationale-Nederlanden Internationale Schadeverzekering
  N.V.                                                     ING RE Holding (Netherlands) B.V.                               100.00
Nationale-Nederlanden Intertrust B.V.                      ING Insurance International B.V.                                100.00
Nationale-Nederlanden Intervest 52 B.V.                    ING Vastgoed N.V.                                               100.00
Nationale-Nederlanden Intervest II B.V.                    ING REI Investment II B.V.                                      100.00
Nationale-Nederlanden Intervest IV B.V.                    BOZ B.V.                                                        100.00
Nationale-Nederlanden Intervest IX B.V.                    Nationale Nederlanden Interfinance B.V.                         100.00
Nationale-Nederlanden Intervest V B.V.                     BOZ B.V.                                                        100.00
Nationale-Nederlanden Intervest XI B.V.                    ING REI Investment II B.V.                                      100.00
Nationale-Nederlanden Intervest XII B.V.                   ING REI Investment UK B.V.                                      100.00
Nationale-Nederlanden Levensverzekering Maatschappij N.V.  Nationale-Nederlanden Nederland B.V.                            100.00
Nationale-Nederlanden Nederland B.V.                       ING SFE B.V.                                                    100.00
Nationale-Nederlanden Overseas Finance and Investment
  Company                                                  ING Insurance International B.V.                                100.00
Nationale-Nederlanden Pensioen Diensten B.V.               Nationale-Nederlanden Nederland B.V.                            100.00
Nationale-Nederlanden Poist'ovna A.S.                      ING Continental Europe Holdings B.V.                            100.00
Nationale-Nederlanden Polska S.A.                          ING Continental Europe Holdings B.V.                            100.00
Nationale-Nederlanden Schadeverzekering Maatschappij N.V.  Nationale-Nederlanden Nederland B.V.                            100.00
Nationale-Nederlanden Vermogensbeheer B.V.                 Nationale-Nederlanden Holdinvest B.V.                           100.00
Nationale-Nederlanden Zorgverzekering N.V.                 Nationale-Nederlanden Nederland B.V.                            100.00
Nederlandse Financieringsmaatschappij voor
  Ontwikkelingslanden N.V.                                 ING Bank N.V.                                                     9.02
Nedermex Limited N.V.                                      ING Bank N.V.                                                   100.00
Need-Based Holding B.V.                                    ING Prena B.V.                                                  100.00
Nelson Representatives Ltd.                                Guernsey International Fund Managers Limited                     50.00
Netherlands Caribbean Bank N.V.                            Okalia N.V.                                                      51.00
Netherlands Life Insurance Company Ltd                     ING Insurance International B.V.                                100.00
New Flag Euro High Yield Plc.                                                                                                  --
New Immo-Schuman s.a.                                      ING Belgique S.A.                                               100.00
Newco Mexico (SCA)                                         ING Insurance International B.V.                                 49.00
Newco-One Corporation                                      ING Lease (Nederland) B.V.                                        5.00
Nexuslore Limited                                          ING Lease (UK) Limited                                          100.00
Neyrad B.V.                                                ING Lease (Nederland) B.V.                                      100.00
NG Vastgoed Silver Forum B.V.                              ING Vastgoed Ontwikkeling B.V.                                  100.00
NIDDA Grundstucks-und Beteiligungs-GmbH                    ING-BHF Bank AG                                                  98.23
Nieuw Amsterdam N.V.                                       ING Vastgoed Belegging B.V.                                     100.00
Nieuwenhuis en Soer Assurantien B.V.                       Belhaska XI B.V.                                                100.00
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG            Deutsche Hypothekenbank (Aktien-Gesellschaft)                    26.44
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG    Deutsche Hypothekenbank (Aktien-Gesellschaft)                    26.44
Nivo Investments B.V.                                      B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.         100.00
NMB Equity Participations N.V.                             ING Bank N.V.                                                   100.00
NMB-Heller Holding N.V.                                    ING Bank N.V.                                                    50.00
NMB-Heller Ltd.                                            NMB-Heller Holding N.V.                                         100.00
NMB-Heller N.V.                                            NMB-Heller Holding N.V.                                         100.00
NMB-Heller Zweigniederlassung Neuss                        NMB-Heller N.V.                                                 100.00
NN (UK General) Ltd.                                       Nationale-Nederlanden (UK) Ltd.                                 100.00
NN Lease SRL                                               ING Continental Europe Holdings B.V.                             33.10
NN Mutual Fund Management Co.                              The Netherlands Insurance Company                                 5.00
NNA Pty Limited                                            ING Australia Holdings Ltd.                                     100.00
NNI Clarion CDV, LLC                                       ING REI Clarion Holding, Inc.                                   100.00
NNI Clarion Development, LLC                               ING REI Clarion Holding, Inc.                                   100.00
Nofegol Beheer B.V.                                        ING Bank N.V.                                                   100.00
Noord Lease B.V.                                           ING Lease Holding N.V.                                          100.00
Noordwester Hypotheken N.V.                                Amfas Hypotheken N.V.                                           100.00
Norlic, Inc.                                               ReliaStar Life Insurance Company                                100.00
North Bay Mortgages.ca Services Ltd. 1)                    Equisure Financial Network, Inc.                                 49.00
North Star Insurance Services Ltd. 1)                      Equisure Insurance Services Ltd.                                100.00
Northeastern Corporation                                   IB Holdings LLC                                                 100.00
Northern Group Insurance Managers Ltd. 1)                  Equisure Insurance Services Ltd.                                100.00
NSI Global Trade Park B.V.                                 NSI Holding 3 B.V.                                              100.00
NSI Holding 13 B.V.                                        NSI Holding 3 B.V.                                              100.00
NSI Holding 3 B.V.                                         ING Prena B.V.                                                  100.00
NSI Holding 7 B.V.                                         ING Prena B.V.                                                  100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
Nationale Hypotheekbank N.V.
Nationale Nederlanden Pojistovna a.s.
Nationale-Nederland Life Insurance Company S.A.
Nationale-Nederlanden (UK) Ltd.
Nationale-Nederlanden Agencia de Valores S.A.
Nationale-Nederlanden Beleggingsrekening N.V.
Nationale-Nederlanden Bouwfonds 1975 B.V.
Nationale-Nederlanden Bouwfonds 1976 B.V.
Nationale-Nederlanden CSFR Intervest s.r.o.
Nationale-Nederlanden CSFR Real Estate v.o.s.
Nationale-Nederlanden Financiele Diensten B.V.
Nationale-Nederlanden Financiering Maatschappij B.V.
Nationale-Nederlanden Greek General Insurance Company
  S.A.
Nationale-Nederlanden Holdinvest B.V.
Nationale-Nederlanden Hungary Real Estate Kft.
Nationale-Nederlanden Hypotheekbedrijf N.V.
Nationale-Nederlanden Interfinance B.V.
Nationale-Nederlanden Internationale Schadeverzekering
  N.V.
Nationale-Nederlanden Intertrust B.V.
Nationale-Nederlanden Intervest 52 B.V.
Nationale-Nederlanden Intervest II B.V.
Nationale-Nederlanden Intervest IV B.V.
Nationale-Nederlanden Intervest IX B.V.
Nationale-Nederlanden Intervest V B.V.
Nationale-Nederlanden Intervest XI B.V.
Nationale-Nederlanden Intervest XII B.V.
Nationale-Nederlanden Levensverzekering Maatschappij N.V.
Nationale-Nederlanden Nederland B.V.
Nationale-Nederlanden Overseas Finance and Investment
  Company
Nationale-Nederlanden Pensioen Diensten B.V.
Nationale-Nederlanden Poist'ovna A.S.
Nationale-Nederlanden Polska S.A.
Nationale-Nederlanden Schadeverzekering Maatschappij N.V.
Nationale-Nederlanden Vermogensbeheer B.V.
Nationale-Nederlanden Zorgverzekering N.V.
Nederlandse Financieringsmaatschappij voor
  Ontwikkelingslanden N.V.
Nedermex Limited N.V.
Need-Based Holding B.V.
Nelson Representatives Ltd.                                Admiral Nominees Limited                                    50.00
Netherlands Caribbean Bank N.V.
Netherlands Life Insurance Company Ltd
New Flag Euro High Yield Plc.
New Immo-Schuman s.a.
Newco Mexico (SCA)
Newco-One Corporation
Nexuslore Limited
Neyrad B.V.
NG Vastgoed Silver Forum B.V.
NIDDA Grundstucks-und Beteiligungs-GmbH
Nieuw Amsterdam N.V.
Nieuwenhuis en Soer Assurantien B.V.
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG
Nivo Investments B.V.
NMB Equity Participations N.V.
NMB-Heller Holding N.V.
NMB-Heller Ltd.
NMB-Heller N.V.
NMB-Heller Zweigniederlassung Neuss
NN (UK General) Ltd.
NN Lease SRL                                               ING Nederlanden Asigurari de Viati S.A.                     66.90
NN Mutual Fund Management Co.                              ING Continental Europe Holdings B.V.                        40.00
NNA Pty Limited
NNI Clarion CDV, LLC
NNI Clarion Development, LLC
Nofegol Beheer B.V.
Noord Lease B.V.
Noordwester Hypotheken N.V.
Norlic, Inc.
North Bay Mortgages.ca Services Ltd. 1)
North Star Insurance Services Ltd. 1)
Northeastern Corporation
Northern Group Insurance Managers Ltd. 1)
NSI Global Trade Park B.V.
NSI Holding 13 B.V.
NSI Holding 3 B.V.
NSI Holding 7 B.V.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 3                                                    % owned
------------------------------------------------------------------------------------------------------------------------------------
Nationale Hypotheekbank N.V.
Nationale Nederlanden Pojistovna a.s.
Nationale-Nederland Life Insurance Company S.A.
Nationale-Nederlanden (UK) Ltd.
Nationale-Nederlanden Agencia de Valores S.A.
Nationale-Nederlanden Beleggingsrekening N.V.
Nationale-Nederlanden Bouwfonds 1975 B.V.
Nationale-Nederlanden Bouwfonds 1976 B.V.
Nationale-Nederlanden CSFR Intervest s.r.o.
Nationale-Nederlanden CSFR Real Estate v.o.s.
Nationale-Nederlanden Financiele Diensten B.V.
Nationale-Nederlanden Financiering Maatschappij B.V.
Nationale-Nederlanden Greek General Insurance Company
  S.A.
Nationale-Nederlanden Holdinvest B.V.
Nationale-Nederlanden Hungary Real Estate Kft.
Nationale-Nederlanden Hypotheekbedrijf N.V.
Nationale-Nederlanden Interfinance B.V.
Nationale-Nederlanden Internationale Schadeverzekering
  N.V.
Nationale-Nederlanden Intertrust B.V.
Nationale-Nederlanden Intervest 52 B.V.
Nationale-Nederlanden Intervest II B.V.
Nationale-Nederlanden Intervest IV B.V.
Nationale-Nederlanden Intervest IX B.V.
Nationale-Nederlanden Intervest V B.V.
Nationale-Nederlanden Intervest XI B.V.
Nationale-Nederlanden Intervest XII B.V.
Nationale-Nederlanden Levensverzekering Maatschappij N.V.
Nationale-Nederlanden Nederland B.V.
Nationale-Nederlanden Overseas Finance and Investment
  Company
Nationale-Nederlanden Pensioen Diensten B.V.
Nationale-Nederlanden Poist'ovna A.S.
Nationale-Nederlanden Polska S.A.
Nationale-Nederlanden Schadeverzekering Maatschappij N.V.
Nationale-Nederlanden Vermogensbeheer B.V.
Nationale-Nederlanden Zorgverzekering N.V.
Nederlandse Financieringsmaatschappij voor
  Ontwikkelingslanden N.V.
Nedermex Limited N.V.
Need-Based Holding B.V.
Nelson Representatives Ltd.
Netherlands Caribbean Bank N.V.
Netherlands Life Insurance Company Ltd
New Flag Euro High Yield Plc.
New Immo-Schuman s.a.
Newco Mexico (SCA)
Newco-One Corporation
Nexuslore Limited
Neyrad B.V.
NG Vastgoed Silver Forum B.V.
NIDDA Grundstucks-und Beteiligungs-GmbH
Nieuw Amsterdam N.V.
Nieuwenhuis en Soer Assurantien B.V.
Nigra Verwaltung GmbH & Co., 11. Vermietungs KG
Nigra Verwaltung GmbH & Co., Objekt Dresden Heidenau KG
Nivo Investments B.V.
NMB Equity Participations N.V.
NMB-Heller Holding N.V.
NMB-Heller Ltd.
NMB-Heller N.V.
NMB-Heller Zweigniederlassung Neuss
NN (UK General) Ltd.
NN Lease SRL
NN Mutual Fund Management Co.                              Nationale-Nederlanden Levensverzekering Maatschappij N.V.     50.00
NNA Pty Limited
NNI Clarion CDV, LLC
NNI Clarion Development, LLC
Nofegol Beheer B.V.
Noord Lease B.V.
Noordwester Hypotheken N.V.
Norlic, Inc.
North Bay Mortgages.ca Services Ltd. 1)
North Star Insurance Services Ltd. 1)
Northeastern Corporation
Northern Group Insurance Managers Ltd. 1)
NSI Global Trade Park B.V.
NSI Holding 13 B.V.
NSI Holding 3 B.V.
NSI Holding 7 B.V.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
NSI Rivium B.V.                                            B.V.        50000573   100.00   Bijlmerplein 888
Nubahold B.V.                                              B.V.        50000063   100.00   Drentestraat 24
NWNL Benefits LLC                                          LLC         50000196   100.00   20 Washington Avenue South
Oakfield Registrars Limited                                Ltd.        50001084    98.00   Bourne House, 34 Beckenham Road
OB Heller AS                                               A.S.        20001480    50.00   Americka 31
OCB Beheer B.V.                                            B.V.        20001659   100.00   Bijlmerplein 888
Office Grundstucksverwaltungsgesellschaft mbH              KG          50000242    98.23   Bockenheimer Landstrasse 10
Okalia N.V.                                                N.V.        20001728   100.00   Julianaplein 22
Olivacea B.V.                                              B.V.        20000971   100.00   Bijlmerplein 888
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.    B.V.        10000224    50.00   Schenkkade 65
Ontwikkelingscombinatie IMW                                B.V.        40000077    46.00   Schenkkade 65
Ontwikkelingsmaatschappij Noordrand B.V.                   B.V.        40000100    33.33   Schenkkade 65
Oostermij B.V.                                             B.V.        10000641   100.00   Schenkkade 65
Oosterwind '01 B.V.                                        B.V.        50001061   100.00   Karspeldreef 14
Operleasing S.p.A.                                         S.p.A.      20000124   100.00   Via Rodi 57
Optimix Investment Management Limited                      Ltd.        50000327   100.00   Level 8, 10 Barrack Street
Orange Healthcare, Inc.                                    Inc.        50001024   100.00   104 Herrera Street, Legaspi Village
Oranje Poort B.V.                                          B.V.        20001995   100.00   Schenkkade 65
Orcinus B.V.                                               B.V.        20000490   100.00   Bijlmerplein 888
Oscar Smit's Bank N.V.                                     N.V.        20000128    99.51   Bijlmerplein 888
Osotspa Insurance Co. Ltd.                                 Ltd.        50001031    10.00   No. 2563, Jitt-Uthai Building, 3Floor,
                                                                                             Ramkamhaeng Road
OUB Optimix Funds Management Limited                       Ltd.        50000751   100.00   1 Raffles Place #17-00
Oxley Insurance Brokers Pty. Ltd.                          Ltd.        50000892   100.00   Level 13, 347 Kent Street
P. Nienhuis Houdstermaatschappij                           B.V.        20001556   100.00   Bijlmerplein 888
P.F. Kruyder Beheer B.V.                                   B.V.        50000047   100.00   Bijlmerplein 888
P.T. ING Indonesia Bank                                    PT          20000345    85.00   52-53 Jalan Jendral Sudirman Kav.
Paarse Poort B.V.                                          B.V.        20001993   100.00   Schenkkade 65
PAB Partner AB                                             AB          20001881    15.00   Skeppsbron 20
Pacific Mutual Australia Limited                           Ltd.        10001516   100.00   Level 13, 347 Kent Street
Pacific-Antai Life Insurance Company Ltd.                  Ltd.        50001219    50.00   360 Pudong South Road
Page Matteau et associes inc.                              Inc.                   100.00   1300 Notre-Dame
Paguma B.V.                                                B.V.        50000064   100.00   Drentestraat 24
Palino B.V.                                                B.V.        20000750   100.00   Bijlmerplein 888
Pandora Investments B.V.                                   B.V.        50000574   100.00   Bijlmerplein 888
Paramito B.V.                                              B.V.        20001474   100.00   Bijlmerplein 888
Parcom Service B.V.                                        B.V.        50000992   100.00   Olympia 4c
Parcom Ventures B.V.                                       B.V.        50000990   100.00   Olympia 4c
Parnership Planning Ltd.                                   Ltd.        10001509   100.00   Level 13, 347 Kent Street
Paromola B.V.                                              B.V.        20001057   100.00   Bijlmerplein 888
Paronyme B.V.                                              B.V.        20000037   100.00   Bijlmerplein 888
Pascal Sutherland Holding B.V.                             B.V.        20002029   100.00   Bijlmerplein 888
Passport Holding GmbH                                      GmbH        20002626    41.16   Bockenheimer Landstrasse 10
PDJ Beheer B.V.                                            B.V.        50000065   100.00   Amstelveenseweg 500
Pedralva B.V.                                              B.V.        20001206   100.00   Bijlmerplein 888
Pedregal B.V.                                              B.V.        50000080   100.00   Amstelveenseweg 500
Peicom Sound Systems GmbH                                  GmbH                    19.42   Bockenheimer Landstrasse 10
PEIKER acustic GmbH & Co. KG                               GmbH                    19.42   Bockenheimer Landstrasse 10
PEIKER Verwaltungsgesellschaft mbH                         GmbH                    19.42   Bockenheimer Landstrasse 10
Pendola B.V.                                               B.V.        20000425   100.00   Bijlmerplein 888
Pennington, Bass & Associates, Inc.                        Inc.        50000937   100.00   3424 Peachtree Road NE, suite 1900
Pensio Investment International S.A.                       S.A.                   100.00   Avenue Central, 1er, Piso 2, San Isidro
Pensioen- en Spaaradviesburo Vellinga B.V.                 B.V.        10001273   100.00   Acacialaan 5
Pensiones Comercial America                                S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col.
                                                                                             San Geranimo Aculco
Penstik Pty Ltd                                            Ltd.        50000352   100.00   Level 13, 347 Kent Street
Penuria B.V.                                               B.V.        20000426   100.00   Bijlmerplein 888
Perey-Melis Assurantieadviseurs B.V.                       B.V.        10001310   100.00   Brouwerstraat 2-4
Perola Belegging B.V.                                      B.V.        20000180   100.00   Bijlmerplein 888
Perotis B.V.                                               B.V.        20002009   100.00   Bijlmerplein 888
Pertusa B.V.                                               B.V.        20001673   100.00   Bijlmerplein 888
Peter Tromp Alphen aan den Rijn Beheer B.V.                B.V.        20001799   100.00   Bijlmerplein 888
Pfennings-Noten Beheer B.V.                                B.V.        50000067   100.00   Bijlmerplein 888
PFP Holdings, LLC                                          LLC         50000305   100.00   5780 Powers Ferry Road NW
Phobos Beleggingen                                         B.V.        20001533   100.00   Bijlmerplein 888
Piedmont Asset Advisors LLC                                LLC         50000968   100.00   Park 80, West Plaza Two
Pilgrim Advisory Funds, Inc                                Inc.                        -
Pilgrim Asia Pacific Equity Fund                                                       -
Pilgrim Bank and Thrift Fund, Inc.                                                     -
Pilgrim Financial, Inc                                     Inc.        50000199   100.00   7337 East Doubletree Ranch Road
Pilgrim LargeCap Leader Fund                                                           -
Pilgrim MidCap Value Fund                                                              -
Planned Investment Resources, Inc.                         Inc.        50000938   100.00   3424 Peachtree Road NE, suite 1900
Planned Investments, Inc.                                  Inc.        50000939   100.00   3424 Peachtree Road NE, suite 1900
Plinius Verwaltungs AG                                     AG          50000244    98.23   Bockenheimer Landstrasse 10
PLJ Holdings Limited                                       Ltd.        50001048   100.00   2818 Two Pacific Place, 88 Queensway
Ploon B.V.                                                 B.V.        50000960   100.00   Kaya W.F.G. (Jombi) Mensing 14
PMG Agency, Inc                                            Inc.        50000410   100.00   1931 Georgetown Road
Poderio B.V.                                               B.V.        50000068   100.00   Drentestraat 24
Poitras Larue Rondeau inc.                                 Inc.                   100.00   3925 boul. Rachel est
Policy Extra Holdings Limited                              Ltd.        20000471    49.00
Polytechnos Venture Partners GmbH                          GmbH        20001846    19.92
Pomona Management LLC                                      LLC                    100.00   230 Park Avenue
Portefeuille Staete B.V.                                   B.V.        10000576   100.00   Schenkkade 65
Portelas B.V.                                              B.V.        20001205   100.00   Bijlmerplein 888
Postbank (NL) Advisory S.A.                                S.A.        20002034     0.03   Route d'Arlon
Postbank Australia Pty. Ltd.                               Ltd.        10001440    51.00   Level 13, 347 Kent Street
Postbank Beleggingsfondsen Beheer B.V.                     B.V.        20000817   100.00   Haarlemmerweg 520
Postbank Beleggingsfondsen Bewaar B.V.                     B.V.        20000825   100.00   Haarlemmerweg 520
Postbank Chipper Beheer B.V.                               B.V.        20001652   100.00   Haarlemmerweg 520
Postbank Groen N.V.                                        N.V.        20000394   100.00   Haarlemmerweg 520
Postbank Interfinance B.V.                                 B.V.        20000751   100.00   Haarlemmerweg 520
Postbank Lease B.V.                                        B.V.        20000639   100.00   Karspeldreef 14
Postbank Levensverzekering N.V.                            N.V.        10000028   100.00   Haarlemmerweg 520
Postbank Mix Paraplufonds N.V.                             N.V.        50001633        -   Haarlemmerweg 520
Postbank N.V.                                              N.V.        20000598   100.00   Haarlemmerweg 520
Postbank Obligatiefonds Beheer B.V.                        B.V.        20000824   100.00   Haarlemmerweg 520
Postbank Regio Paraplufonds N.V.                           N.V.        50001639        -   Haarlemmerweg 520
Postbank Schadeverzekering N.V.                            N.V.        10000006   100.00   Haarlemmerweg 520
Postbank Thema Paraplufonds N.V.                           N.V.                        -   Haarlemmerweg 520
Postbank Verzekeringen Beheer Maatschappij B.V.            B.V.        10000215   100.00   Amstelveenseweg 500
Postbank Verzekeringen Bewaar Maatschappij B.V.            B.V.        10000524   100.00   Amstelveenseweg 500
Postbank Zip Beheer B.V.                                   B.V.        10000150   100.00   Haarlemmerweg 520
Postigo B.V.                                               B.V.        20001544   100.00   Bijlmerplein 888
Postkantoren B.V.                                          B.V.        20000930    50.00   Stationsweg 10
Powers Ferry Properties Investments, Inc.                  Inc.                   100.00   5780 Powers Ferry Road NW
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
  Polska S.A.                                              S.A.        50000313   100.00   Ul. Ludna 2

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
NSI Rivium B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Nubahold B.V.                                              1083 HK        Amsterdam                    Netherlands
NWNL Benefits LLC                                          MN 55401       Minneapolis                  United States of America
Oakfield Registrars Limited                                BR3 4TU        Beckenham                    United Kingdom
OB Heller AS                                               120 00         Praag                        Czech Republic
OCB Beheer B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Office Grundstucksverwaltungsgesellschaft mbH              60323          Frankfurt am Main            Germany
Okalia N.V.                                                               Curacao                      Netherlands Antilles
Olivacea B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.    2595 AS        Den Haag                     Netherlands
Ontwikkelingscombinatie IMW                                2595 AS        Den Haag                     Netherlands
Ontwikkelingsmaatschappij Noordrand B.V.                   2595 AS        Den Haag                     Netherlands
Oostermij B.V.                                             2595 AS        Den Haag                     Netherlands
Oosterwind '01 B.V.                                        1101 CK        Amsterdam                    Netherlands
Operleasing S.p.A.                                         25124          Brescia                      Italy
Optimix Investment Management Limited                      NSW 2000       Sydney                       Australia
Orange Healthcare, Inc.                                    1229           Makati City                  Philippines
Oranje Poort B.V.                                          2595 AS        Den Haag                     Netherlands
Orcinus B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Oscar Smit's Bank N.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
Osotspa Insurance Co. Ltd.                                 10120          Bangkok                      Thailand
OUB Optimix Funds Management Limited                       048616         Singapore                    Singapore
Oxley Insurance Brokers Pty. Ltd.                          NSW 2000       Sydney                       Australia
P. Nienhuis Houdstermaatschappij                           1102 MG        Amsterdam Zuidoost           Netherlands
P.F. Kruyder Beheer B.V.                                   1102 MG        Amsterdam Zuidoost           Netherlands
P.T. ING Indonesia Bank                                    12190          Jakarta                      Indonesia
Paarse Poort B.V.                                          2595 AS        Den Haag                     Netherlands
PAB Partner AB                                             11130          Stockholm                    Sweden
Pacific Mutual Australia Limited                           NSW 2000       Sydney                       Australia
Pacific-Antai Life Insurance Company Ltd.                  200120         Shanghai                     China
Page Matteau et associes inc.                              PQ G9A 5H1     Trois-Rivieres               Canada
Paguma B.V.                                                1083 HK        Amsterdam                    Netherlands
Palino B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Pandora Investments B.V.                                   1102 MG        Amsterdam Zuidoost           Netherlands
Paramito B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Parcom Service B.V.                                        1213 NT        Hilversum                    Netherlands
Parcom Ventures B.V.                                       1213 NT        Hilversum                    Netherlands
Parnership Planning Ltd.                                   NSW 2000       Sydney                       Australia
Paromola B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Paronyme B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Pascal Sutherland Holding B.V.                             1102 MG        Amsterdam                    Netherlands
Passport Holding GmbH                                      60323          Frankfurt am Main            Germany
PDJ Beheer B.V.                                            1081 KL        Amsterdam                    Netherlands
Pedralva B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Pedregal B.V.                                              1081 KL        Amsterdam                    Netherlands
Peicom Sound Systems GmbH                                  60323          Frankfurt am Main            Germany
PEIKER acustic GmbH & Co. KG                               60323          Frankfurt am Main            Germany
PEIKER Verwaltungsgesellschaft mbH                         60323          Frankfurt am Main            Germany
Pendola B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Pennington, Bass & Associates, Inc.                        GA 30326       Atlanta (Ga.)                United States of America
Pensio Investment International S.A.                       27             Lima                         Peru
Pensioen- en Spaaradviesburo Vellinga B.V.                 3941 JP        Doorn                        Netherlands
Pensiones Comercial America                                10400          Mexico City                  Mexico
Penstik Pty Ltd                                            NSW 2000       Sydney                       Australia
Penuria B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Perey-Melis Assurantieadviseurs B.V.                       6051 AA        Maasbracht                   Netherlands
Perola Belegging B.V.                                      1102 MG        Amsterdam Zuidoost           Netherlands
Perotis B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Pertusa B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Peter Tromp Alphen aan den Rijn Beheer B.V.                1102 MG        Amsterdam Zuidoost           Netherlands
Pfennings-Noten Beheer B.V.                                1102 MG        Amsterdam Zuidoost           Netherlands
PFP Holdings, LLC                                          GA 30327       Atlanta (Ga.)                United States of America
Phobos Beleggingen                                         1102 MG        Amsterdam Zuidoost           Netherlands
Piedmont Asset Advisors LLC                                NJ 07663       Saddle Brook                 United States of America
Pilgrim Advisory Funds, Inc                                                                            United States of America
Pilgrim Asia Pacific Equity Fund                                                                       United States of America
Pilgrim Bank and Thrift Fund, Inc.                                                                     United States of America
Pilgrim Financial, Inc                                     AZ 85258-2043  Scottsdale                   United States of America
Pilgrim LargeCap Leader Fund                                                                           United States of America
Pilgrim MidCap Value Fund                                                                              United States of America
Planned Investment Resources, Inc.                         GA 30326       Atlanta (Ga.)                United States of America
Planned Investments, Inc.                                  GA 30326       Atlanta (Ga.)                United States of America
Plinius Verwaltungs AG                                     60323          Frankfurt am Main            Germany
PLJ Holdings Limited                                                      Hong Kong                    Hong Kong
Ploon B.V.                                                                Curacao                      Netherlands Antilles
PMG Agency, Inc                                            OH 44326       Hudson                       United States of America
Poderio B.V.                                               1083 HK        Amsterdam                    Netherlands
Poitras Larue Rondeau inc.                                  PQ H1X 3G8    Montreal                     Canada
Policy Extra Holdings Limited                                             Isle of Man                  United Kingdom
Polytechnos Venture Partners GmbH                                         Berlijn                      Germany
Pomona Management LLC                                      NY 10169       New York                     United States of America
Portefeuille Staete B.V.                                   2595 AS        Den Haag                     Netherlands
Portelas B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Postbank (NL) Advisory S.A.                                L-8010         Strassen                     Luxemburg
Postbank Australia Pty. Ltd.                               NSW 2000       Sydney                       Australia
Postbank Beleggingsfondsen Beheer B.V.                     1014 BL        Amsterdam                    Netherlands
Postbank Beleggingsfondsen Bewaar B.V.                     1014 BL        Amsterdam                    Netherlands
Postbank Chipper Beheer B.V.                               1014 BL        Amsterdam                    Netherlands
Postbank Groen N.V.                                        1014 BL        Amsterdam                    Netherlands
Postbank Interfinance B.V.                                 1014 BL        Amsterdam                    Netherlands
Postbank Lease B.V.                                        1000 BZ        Amsterdam                    Netherlands
Postbank Levensverzekering N.V.                            1014 BL        Amsterdam                    Netherlands
Postbank Mix Paraplufonds N.V.                             1014 BL        Amsterdam                    Netherlands
Postbank N.V.                                              1014 BL        Amsterdam                    Netherlands
Postbank Obligatiefonds Beheer B.V.                        1014 BL        Amsterdam                    Netherlands
Postbank Regio Paraplufonds N.V.                           1014 BL        Amsterdam                    Netherlands
Postbank Schadeverzekering N.V.                            1014 BL        Amsterdam                    Netherlands
Postbank Thema Paraplufonds N.V.                           1014 BL        Amsterdam                    Netherlands
Postbank Verzekeringen Beheer Maatschappij B.V.            1081 KL        Amsterdam                    Netherlands
Postbank Verzekeringen Bewaar Maatschappij B.V.            1081 KL        Amsterdam                    Netherlands
Postbank Zip Beheer B.V.                                   1014 BL        Amsterdam                    Netherlands
Postigo B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Postkantoren B.V.                                          9726 AC        Groningen                    Netherlands
Powers Ferry Properties Investments, Inc.                  GA 30327       Atlanta (Ga.)                United States of America
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
  Polska S.A.                                              00-406         Warsaw                       Poland

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
NSI Rivium B.V.                                            Cash Company
Nubahold B.V.                                              Cash Company
NWNL Benefits LLC                                          Employee Benefits
Oakfield Registrars Limited                                Service Company
OB Heller AS                                               Finance Company
OCB Beheer B.V.                                            Cash Company
Office Grundstucksverwaltungsgesellschaft mbH              Management Company (general)
Okalia N.V.                                                Investment Services
Olivacea B.V.                                              Cash Company
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.    Real Estate Management
Ontwikkelingscombinatie IMW                                Real Estate Development
Ontwikkelingsmaatschappij Noordrand B.V.                   Real Estate Development
Oostermij B.V.                                             Management Company (general)
Oosterwind '01 B.V.                                        Lease
Operleasing S.p.A.                                         Lease
Optimix Investment Management Limited                      Trust Company
Orange Healthcare, Inc.                                    Health Insurance
Oranje Poort B.V.                                          Real Estate Management
Orcinus B.V.                                               Cash Company
Oscar Smit's Bank N.V.                                     Holding
Osotspa Insurance Co. Ltd.                                 Insurance: General
OUB Optimix Funds Management Limited                       Investment Management
Oxley Insurance Brokers Pty. Ltd.                          Insurance broker
P. Nienhuis Houdstermaatschappij                           Cash Company
P.F. Kruyder Beheer B.V.                                   Cash Company
P.T. ING Indonesia Bank                                    General Bank
Paarse Poort B.V.                                          Real Estate Management
PAB Partner AB                                             Holding
Pacific Mutual Australia Limited                           Holding
Pacific-Antai Life Insurance Company Ltd.                  Life Insurance
Page Matteau et associes inc.                              Insurance broker
Paguma B.V.                                                Cash Company
Palino B.V.                                                Cash Company
Pandora Investments B.V.                                   Cash Company
Paramito B.V.                                              Cash Company
Parcom Service B.V.                                        Service Company
Parcom Ventures B.V.                                       Venture Capital
Parnership Planning Ltd.                                   Investment Advisory
Paromola B.V.                                              Cash Company
Paronyme B.V.                                              Cash Company
Pascal Sutherland Holding B.V.                             Cash Company
Passport Holding GmbH                                      Holding
PDJ Beheer B.V.                                            Holding
Pedralva B.V.                                              Cash Company
Pedregal B.V.                                              Holding
Peicom Sound Systems GmbH                                  Investment Company
PEIKER acustic GmbH & Co. KG                               Investment Company
PEIKER Verwaltungsgesellschaft mbH                         Investment Company
Pendola B.V.                                               Cash Company
Pennington, Bass & Associates, Inc.                        Insurance broker
Pensio Investment International S.A.                       Pension Fund
Pensioen- en Spaaradviesburo Vellinga B.V.                 Insurance broker
Pensiones Comercial America                                Financial Services
Penstik Pty Ltd                                            Management Company (general)
Penuria B.V.                                               Cash Company
Perey-Melis Assurantieadviseurs B.V.                       Insurance broker
Perola Belegging B.V.                                      Cash Company
Perotis B.V.                                               Cash Company
Pertusa B.V.                                               Cash Company
Peter Tromp Alphen aan den Rijn Beheer B.V.                Cash Company
Pfennings-Noten Beheer B.V.                                Cash Company
PFP Holdings, LLC                                          Real Estate Management
Phobos Beleggingen                                         Cash Company
Piedmont Asset Advisors LLC                                Insurance broker
Pilgrim Advisory Funds, Inc                                Investment Fund
Pilgrim Asia Pacific Equity Fund                           Investment Fund
Pilgrim Bank and Thrift Fund, Inc.                         Investment Fund
Pilgrim Financial, Inc                                     Mutual Fund Operator
Pilgrim LargeCap Leader Fund                               Investment Fund
Pilgrim MidCap Value Fund                                  Investment Fund
Planned Investment Resources, Inc.                         Insurance broker
Planned Investments, Inc.                                  Insurance broker
Plinius Verwaltungs AG                                     Financial Services
PLJ Holdings Limited
Ploon B.V.                                                 Miscellaneous
PMG Agency, Inc                                            Insurance broker
Poderio B.V.                                               Cash Company
Poitras Larue Rondeau inc.                                 Insurance broker
Policy Extra Holdings Limited                              Financial Services
Polytechnos Venture Partners GmbH                          Private Equity
Pomona Management LLC                                      Holding
Portefeuille Staete B.V.                                   Real Estate Management
Portelas B.V.                                              Cash Company
Postbank (NL) Advisory S.A.                                Fund Management
Postbank Australia Pty. Ltd.                               Management Company (general)
Postbank Beleggingsfondsen Beheer B.V.                     Management Company (general)
Postbank Beleggingsfondsen Bewaar B.V.                     Custody
Postbank Chipper Beheer B.V.                               Management Company (general)
Postbank Groen N.V.                                        General Bank
Postbank Interfinance B.V.                                 Management Company (general)
Postbank Lease B.V.                                        Lease
Postbank Levensverzekering N.V.                            Insurance: Life
Postbank Mix Paraplufonds N.V.                             Investment Fund
Postbank N.V.                                              General Bank
Postbank Obligatiefonds Beheer B.V.                        Management Company (general)
Postbank Regio Paraplufonds N.V.                           Investment Fund
Postbank Schadeverzekering N.V.                            Insurance: General
Postbank Thema Paraplufonds N.V.                           Investment Fund
Postbank Verzekeringen Beheer Maatschappij B.V.            Asset Management
Postbank Verzekeringen Bewaar Maatschappij B.V.            Custody
Postbank Zip Beheer B.V.                                   Service Company
Postigo B.V.                                               Cash Company
Postkantoren B.V.                                          Operation Company (general)
Powers Ferry Properties Investments, Inc.                  Real Estate Management
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
  Polska S.A.                                              Pension Fund

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
NSI Rivium B.V.                                            NSI Holding 3 B.V.                                              100.00
Nubahold B.V.                                              Trust Maatschappij ING Bank B.V.                                100.00
NWNL Benefits LLC                                          ReliaStar Life Insurance Company                                100.00
Oakfield Registrars Limited                                Ravensbourne Registration Services Limited                       98.00
OB Heller AS                                               NMB-Heller Holding N.V.                                          50.00
OCB Beheer B.V.                                            ING Prena B.V.                                                  100.00
Office Grundstucksverwaltungsgesellschaft mbH              ING-BHF Bank AG                                                  98.23
Okalia N.V.                                                ING Bank N.V.                                                   100.00
Olivacea B.V.                                              ING Bank N.V.                                                   100.00
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.    Maatschappij Stadhouderslaan B.V.                                50.00
Ontwikkelingscombinatie IMW                                ING Vastgoed CiBoGa B.V.                                         46.00
Ontwikkelingsmaatschappij Noordrand B.V.                   Bouwfonds Vastgoed B.V.                                          33.33
Oostermij B.V.                                             B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Oosterwind '01 B.V.                                        ING Lease (Nederland) B.V.                                      100.00
Operleasing S.p.A.                                         ING Lease (Italia) Spa                                          100.00
Optimix Investment Management Limited                      RetireInvest Corporation Limited                                100.00
Orange Healthcare, Inc.                                    Lion Philippine Ventures, Inc.                                  100.00
Oranje Poort B.V.                                          ING Real Estate Leasing B.V.                                    100.00
Orcinus B.V.                                               ING Bank N.V.                                                   100.00
Oscar Smit's Bank N.V.                                     ING Bank N.V.                                                    99.51
Osotspa Insurance Co. Ltd.                                 ING International Insurance Holdings, Inc.                       10.00
OUB Optimix Funds Management Limited                       ING Asset Management Holdings B.V.                              100.00
Oxley Insurance Brokers Pty. Ltd.                          Austbrokers Holdings Ltd.                                       100.00
P. Nienhuis Houdstermaatschappij                           ING Prena B.V.                                                  100.00
P.F. Kruyder Beheer B.V.                                   ING Prena B.V.                                                  100.00
P.T. ING Indonesia Bank                                    ING Bank N.V.                                                    85.00
Paarse Poort B.V.                                          ING Real Estate Leasing B.V.                                    100.00
PAB Partner AB                                             BVP Holdings Limited                                             15.00
Pacific Mutual Australia Limited                           Mercantile Mutual Financial Services Ltd.                       100.00
Pacific-Antai Life Insurance Company Ltd.                  ING Insurance International B.V.                                 50.00
Page Matteau et associes inc.                              3662578 Canada Inc.(7)                                          100.00
Paguma B.V.                                                ING Trust (Nederland) B.V.                                      100.00
Palino B.V.                                                Entero B.V.                                                     100.00
Pandora Investments B.V.                                   ING Prena B.V.                                                  100.00
Paramito B.V.                                              Trust Maatschappij ING Bank B.V.                                100.00
Parcom Service B.V.                                        Parcom Ventures N.V.                                            100.00
Parcom Ventures B.V.                                       Nationale-Nederlanden Levensverzekering Maatschappij N.V.        75.00
Parnership Planning Ltd.                                   ING Life Limited                                                100.00
Paromola B.V.                                              ING Bank N.V.                                                   100.00
Paronyme B.V.                                              ING Bank N.V.                                                   100.00
Pascal Sutherland Holding B.V.                             ING Prena B.V.                                                  100.00
Passport Holding GmbH                                      Industrie-Beteiligungs-Gesellschaft mbH                          39.50
PDJ Beheer B.V.                                            ING Groep N.V.                                                  100.00
Pedralva B.V.                                              ING Prena B.V.                                                  100.00
Pedregal B.V.                                              ING Groep N.V.                                                  100.00
Peicom Sound Systems GmbH                                  Zweite Industrie-Beteiligungs-Gesellschaft mbH                   19.42
PEIKER acustic GmbH & Co. KG                               Zweite Industrie-Beteiligungs-Gesellschaft mbH                   19.42
PEIKER Verwaltungsgesellschaft mbH                         Zweite Industrie-Beteiligungs-Gesellschaft mbH                   19.42
Pendola B.V.                                               ING Bank N.V.                                                   100.00
Pennington, Bass & Associates, Inc.                        Investors Financial Group, Inc.                                 100.00
Pensio Investment International S.A.                       AFP Integra Peru                                                100.00
Pensioen- en Spaaradviesburo Vellinga B.V.                 Belhaska XI B.V.                                                  2.86
Pensiones Comercial America                                ING Seguros Commercial America                                   99.84
Penstik Pty Ltd                                            ING Bank (Australia) Limited                                    100.00
Penuria B.V.                                               ING Prena B.V.                                                  100.00
Perey-Melis Assurantieadviseurs B.V.                       Belhaska XI B.V.                                                100.00
Perola Belegging B.V.                                      ING Prena B.V.                                                  100.00
Perotis B.V.                                               ING Groep N.V.                                                  100.00
Pertusa B.V.                                               ING Prena B.V.                                                  100.00
Peter Tromp Alphen aan den Rijn Beheer B.V.                ING Prena B.V.                                                  100.00
Pfennings-Noten Beheer B.V.                                ING Prena B.V.                                                  100.00
PFP Holdings, LLC                                          Life Insurance Company of Georgia                                70.00
Phobos Beleggingen                                         ING Bank N.V.                                                   100.00
Piedmont Asset Advisors LLC                                ING Funds Services, LLC                                         100.00
Pilgrim Advisory Funds, Inc                                -
Pilgrim Asia Pacific Equity Fund                           -
Pilgrim Bank and Thrift Fund, Inc.                         -
Pilgrim Financial, Inc                                     ING Funds Services, LLC                                         100.00
Pilgrim LargeCap Leader Fund                               -
Pilgrim MidCap Value Fund                                  -
Planned Investment Resources, Inc.                         Investors Financial Group, Inc.                                 100.00
Planned Investments, Inc.                                  Planned Investment Resources, Inc.                              100.00
Plinius Verwaltungs AG                                     BHF-BANK (Schweiz) AG                                            98.23
PLJ Holdings Limited                                       Aetna (HK) Services Limited                                     100.00
Ploon B.V.                                                 CenE Bankiers Holding N.V.                                      100.00
PMG Agency, Inc                                            VTX Agency, Inc.                                                100.00
Poderio B.V.                                               Trust Maatschappij ING Bank B.V.                                100.00
Poitras Larue Rondeau inc.                                 3662578 Canada Inc.(7)                                          100.00
Policy Extra Holdings Limited                              ING Bank N.V.                                                    49.00
Polytechnos Venture Partners GmbH                          BPEP Participations Limited                                      19.92
Pomona Management LLC                                      ING Pomona Holdings LLC                                         100.00
Portefeuille Staete B.V.                                   BOZ B.V.                                                        100.00
Portelas B.V.                                              ING Prena B.V.                                                  100.00
Postbank (NL) Advisory S.A.                                ING Bank (Luxembourg) S.A.                                        0.03
Postbank Australia Pty. Ltd.                               ING Australia Pty Limited                                        51.00
Postbank Beleggingsfondsen Beheer B.V.                     Postbank N.V.                                                   100.00
Postbank Beleggingsfondsen Bewaar B.V.                     Postbank N.V.                                                   100.00
Postbank Chipper Beheer B.V.                               Postbank N.V.                                                   100.00
Postbank Groen N.V.                                        Postbank N.V.                                                   100.00
Postbank Interfinance B.V.                                 Postbank N.V.                                                   100.00
Postbank Lease B.V.                                        ING Lease (Nederland) B.V.                                      100.00
Postbank Levensverzekering N.V.                            Nationale-Nederlanden Nederland B.V.                            100.00
Postbank Mix Paraplufonds N.V.                             -                                                                   --
Postbank N.V.                                              ING Bank N.V.                                                   100.00
Postbank Obligatiefonds Beheer B.V.                        Postbank N.V.                                                   100.00
Postbank Regio Paraplufonds N.V.                           -                                                                   --
Postbank Schadeverzekering N.V.                            Nationale-Nederlanden Nederland B.V.                            100.00
Postbank Thema Paraplufonds N.V.                           -                                                                   --
Postbank Verzekeringen Beheer Maatschappij B.V.            Nationale Nederlanden Interfinance B.V.                         100.00
Postbank Verzekeringen Bewaar Maatschappij B.V.            Nationale Nederlanden Interfinance B.V.                         100.00
Postbank Zip Beheer B.V.                                   Postbank N.V.                                                   100.00
Postigo B.V.                                               ING Prena B.V.                                                  100.00
Postkantoren B.V.                                          Postbank N.V.                                                    50.00
Powers Ferry Properties Investments, Inc.                  PFP Holdings LLC                                                100.00
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
  Polska S.A.                                              ING Continental Europe Holdings B.V.                             80.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
NSI Rivium B.V.
Nubahold B.V.
NWNL Benefits LLC
Oakfield Registrars Limited
OB Heller AS
OCB Beheer B.V.
Office Grundstucksverwaltungsgesellschaft mbH
Okalia N.V.
Olivacea B.V.
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.
Ontwikkelingscombinatie IMW
Ontwikkelingsmaatschappij Noordrand B.V.
Oostermij B.V.
Oosterwind '01 B.V.
Operleasing S.p.A.
Optimix Investment Management Limited
Orange Healthcare, Inc.
Oranje Poort B.V.
Orcinus B.V.
Oscar Smit's Bank N.V.
Osotspa Insurance Co. Ltd.
OUB Optimix Funds Management Limited
Oxley Insurance Brokers Pty. Ltd.
P. Nienhuis Houdstermaatschappij
P.F. Kruyder Beheer B.V.
P.T. ING Indonesia Bank
Paarse Poort B.V.
PAB Partner AB
Pacific Mutual Australia Limited
Pacific-Antai Life Insurance Company Ltd.
Page Matteau et associes inc.
Paguma B.V.
Palino B.V.
Pandora Investments B.V.
Paramito B.V.
Parcom Service B.V.
Parcom Ventures B.V.                                       Nationale-Nederlanden Schadeverzekering Maatschappij N.V.   13.70
Parnership Planning Ltd.
Paromola B.V.
Paronyme B.V.
Pascal Sutherland Holding B.V.
Passport Holding GmbH
PDJ Beheer B.V.
Pedralva B.V.
Pedregal B.V.
Peicom Sound Systems GmbH
PEIKER acustic GmbH & Co. KG
PEIKER Verwaltungsgesellschaft mbH
Pendola B.V.
Pennington, Bass & Associates, Inc.
Pensio Investment International S.A.
Pensioen- en Spaaradviesburo Vellinga B.V.                 Oostermij B.V.                                              97.14
Pensiones Comercial America
Penstik Pty Ltd
Penuria B.V.
Perey-Melis Assurantieadviseurs B.V.
Perola Belegging B.V.
Perotis B.V.
Pertusa B.V.
Peter Tromp Alphen aan den Rijn Beheer B.V.
Pfennings-Noten Beheer B.V.
PFP Holdings, LLC                                          Nationale-Nederlanden Interest II B.V.                      29.00
Piedmont Asset Advisors LLC
Pilgrim Advisory Funds, Inc
Pilgrim Asia Pacific Equity Fund
Pilgrim Bank and Thrift Fund, Inc.
Pilgrim Financial, Inc
Pilgrim LargeCap Leader Fund
Pilgrim MidCap Value Fund
Planned Investment Resources, Inc.
Planned Investments, Inc.
Plinius Verwaltungs AG
PLJ Holdings Limited
Ploon B.V.
PMG Agency, Inc
Poderio B.V.
Poitras Larue Rondeau inc.
Policy Extra Holdings Limited
Polytechnos Venture Partners GmbH
Pomona Management LLC
Portefeuille Staete B.V.
Portelas B.V.
Postbank (NL) Advisory S.A.
Postbank Australia Pty. Ltd.
Postbank Beleggingsfondsen Beheer B.V.
Postbank Beleggingsfondsen Bewaar B.V.
Postbank Chipper Beheer B.V.
Postbank Groen N.V.
Postbank Interfinance B.V.
Postbank Lease B.V.
Postbank Levensverzekering N.V.
Postbank Mix Paraplufonds N.V.
Postbank N.V.
Postbank Obligatiefonds Beheer B.V.
Postbank Regio Paraplufonds N.V.
Postbank Schadeverzekering N.V.
Postbank Thema Paraplufonds N.V.
Postbank Verzekeringen Beheer Maatschappij B.V.
Postbank Verzekeringen Bewaar Maatschappij B.V.
Postbank Zip Beheer B.V.
Postigo B.V.
Postkantoren B.V.
Powers Ferry Properties Investments, Inc.
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
  Polska S.A.                                              ING Bank Slaski S.A.                                        20.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 3                   % owned
------------------------------------------------------------------------------------------------------------------------------------
NSI Rivium B.V.
Nubahold B.V.
NWNL Benefits LLC
Oakfield Registrars Limited
OB Heller AS
OCB Beheer B.V.
Office Grundstucksverwaltungsgesellschaft mbH
Okalia N.V.
Olivacea B.V.
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.
Ontwikkelingscombinatie IMW
Ontwikkelingsmaatschappij Noordrand B.V.
Oostermij B.V.
Oosterwind '01 B.V.
Operleasing S.p.A.
Optimix Investment Management Limited
Orange Healthcare, Inc.
Oranje Poort B.V.
Orcinus B.V.
Oscar Smit's Bank N.V.
Osotspa Insurance Co. Ltd.
OUB Optimix Funds Management Limited
Oxley Insurance Brokers Pty. Ltd.
P. Nienhuis Houdstermaatschappij
P.F. Kruyder Beheer B.V.
P.T. ING Indonesia Bank
Paarse Poort B.V.
PAB Partner AB
Pacific Mutual Australia Limited
Pacific-Antai Life Insurance Company Ltd.
Page Matteau et associes inc.
Paguma B.V.
Palino B.V.
Pandora Investments B.V.
Paramito B.V.
Parcom Service B.V.
Parcom Ventures B.V.                                       RVS Levensverzekering N.V.    6.40
Parnership Planning Ltd.
Paromola B.V.
Paronyme B.V.
Pascal Sutherland Holding B.V.
Passport Holding GmbH
PDJ Beheer B.V.
Pedralva B.V.
Pedregal B.V.
Peicom Sound Systems GmbH
PEIKER acustic GmbH & Co. KG
PEIKER Verwaltungsgesellschaft mbH
Pendola B.V.
Pennington, Bass & Associates, Inc.
Pensio Investment International S.A.
Pensioen- en Spaaradviesburo Vellinga B.V.
Pensiones Comercial America
Penstik Pty Ltd
Penuria B.V.
Perey-Melis Assurantieadviseurs B.V.
Perola Belegging B.V.
Perotis B.V.
Pertusa B.V.
Peter Tromp Alphen aan den Rijn Beheer B.V.
Pfennings-Noten Beheer B.V.
PFP Holdings, LLC                                          NNUS Realty Corporation       1.00
Phobos Beleggingen
Piedmont Asset Advisors LLC
Pilgrim Advisory Funds, Inc
Pilgrim Asia Pacific Equity Fund
Pilgrim Bank and Thrift Fund, Inc.
Pilgrim Financial, Inc
Pilgrim LargeCap Leader Fund
Pilgrim MidCap Value Fund
Planned Investment Resources, Inc.
Planned Investments, Inc.
Plinius Verwaltungs AG
PLJ Holdings Limited
Ploon B.V.
PMG Agency, Inc
Poderio B.V.
Poitras Larue Rondeau inc.
Policy Extra Holdings Limited
Polytechnos Venture Partners GmbH
Pomona Management LLC
Portefeuille Staete B.V.
Portelas B.V.
Postbank (NL) Advisory S.A.
Postbank Australia Pty. Ltd.
Postbank Beleggingsfondsen Beheer B.V.
Postbank Beleggingsfondsen Bewaar B.V.
Postbank Chipper Beheer B.V.
Postbank Groen N.V.
Postbank Interfinance B.V.
Postbank Lease B.V.
Postbank Levensverzekering N.V.
Postbank Mix Paraplufonds N.V.
Postbank N.V.
Postbank Obligatiefonds Beheer B.V.
Postbank Regio Paraplufonds N.V.
Postbank Schadeverzekering N.V.
Postbank Thema Paraplufonds N.V.
Postbank Verzekeringen Beheer Maatschappij B.V.
Postbank Verzekeringen Bewaar Maatschappij B.V.
Postbank Zip Beheer B.V.
Postigo B.V.
Postkantoren B.V.
Powers Ferry Properties Investments, Inc.
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
  Polska S.A.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 4                              % owned
------------------------------------------------------------------------------------------------------------------------------------
NSI Rivium B.V.
Nubahold B.V.
NWNL Benefits LLC
Oakfield Registrars Limited
OB Heller AS
OCB Beheer B.V.
Office Grundstucksverwaltungsgesellschaft mbH
Okalia N.V.
Olivacea B.V.
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.
Ontwikkelingscombinatie IMW
Ontwikkelingsmaatschappij Noordrand B.V.
Oostermij B.V.
Oosterwind '01 B.V.
Operleasing S.p.A.
Optimix Investment Management Limited
Orange Healthcare, Inc.
Oranje Poort B.V.
Orcinus B.V.
Oscar Smit's Bank N.V.
Osotspa Insurance Co. Ltd.
OUB Optimix Funds Management Limited
Oxley Insurance Brokers Pty. Ltd.
P. Nienhuis Houdstermaatschappij
P.F. Kruyder Beheer B.V.
P.T. ING Indonesia Bank
Paarse Poort B.V.
PAB Partner AB
Pacific Mutual Australia Limited
Pacific-Antai Life Insurance Company Ltd.
Page Matteau et associes inc.
Paguma B.V.
Palino B.V.
Pandora Investments B.V.
Paramito B.V.
Parcom Service B.V.
Parcom Ventures B.V.                                       Postbank Levensverzekering N.V.          3.20
Parnership Planning Ltd.
Paromola B.V.
Paronyme B.V.
Pascal Sutherland Holding B.V.
Passport Holding GmbH
PDJ Beheer B.V.
Pedralva B.V.
Pedregal B.V.
Peicom Sound Systems GmbH
PEIKER acustic GmbH & Co. KG
PEIKER Verwaltungsgesellschaft mbH
Pendola B.V.
Pennington, Bass & Associates, Inc.
Pensio Investment International S.A.
Pensioen- en Spaaradviesburo Vellinga B.V.
Pensiones Comercial America
Penstik Pty Ltd
Penuria B.V.
Perey-Melis Assurantieadviseurs B.V.
Perola Belegging B.V.
Perotis B.V.
Pertusa B.V.
Peter Tromp Alphen aan den Rijn Beheer B.V.
Pfennings-Noten Beheer B.V.
PFP Holdings, LLC
Phobos Beleggingen
Piedmont Asset Advisors LLC
Pilgrim Advisory Funds, Inc
Pilgrim Asia Pacific Equity Fund
Pilgrim Bank and Thrift Fund, Inc.
Pilgrim Financial, Inc
Pilgrim LargeCap Leader Fund
Pilgrim MidCap Value Fund
Planned Investment Resources, Inc.
Planned Investments, Inc.
Plinius Verwaltungs AG
PLJ Holdings Limited
Ploon B.V.
PMG Agency, Inc
Poderio B.V.
Poitras Larue Rondeau inc.
Policy Extra Holdings Limited
Polytechnos Venture Partners GmbH
Pomona Management LLC
Portefeuille Staete B.V.
Portelas B.V.
Postbank (NL) Advisory S.A.
Postbank Australia Pty. Ltd.
Postbank Beleggingsfondsen Beheer B.V.
Postbank Beleggingsfondsen Bewaar B.V.
Postbank Chipper Beheer B.V.
Postbank Groen N.V.
Postbank Interfinance B.V.
Postbank Lease B.V.
Postbank Levensverzekering N.V.
Postbank Mix Paraplufonds N.V.
Postbank N.V.
Postbank Obligatiefonds Beheer B.V.
Postbank Regio Paraplufonds N.V.
Postbank Schadeverzekering N.V.
Postbank Thema Paraplufonds N.V.
Postbank Verzekeringen Beheer Maatschappij B.V.
Postbank Verzekeringen Bewaar Maatschappij B.V.
Postbank Zip Beheer B.V.
Postigo B.V.
Postkantoren B.V.
Powers Ferry Properties Investments, Inc.
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
  Polska S.A.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 5                    % owned  Parent 6                    % owned
------------------------------------------------------------------------------------------------------------------------------------
NSI Rivium B.V.
Nubahold B.V.
NWNL Benefits LLC
Oakfield Registrars Limited
OB Heller AS
OCB Beheer B.V.
Office Grundstucksverwaltungsgesellschaft mbH
Okalia N.V.
Olivacea B.V.
Onroerend Goed Maatschappij Stadhouderslaan Spanje B.V.
Ontwikkelingscombinatie IMW
Ontwikkelingsmaatschappij Noordrand B.V.
Oostermij B.V.
Oosterwind '01 B.V.
Operleasing S.p.A.
Optimix Investment Management Limited
Orange Healthcare, Inc.
Oranje Poort B.V.
Orcinus B.V.
Oscar Smit's Bank N.V.
Osotspa Insurance Co. Ltd.
OUB Optimix Funds Management Limited
Oxley Insurance Brokers Pty. Ltd.
P. Nienhuis Houdstermaatschappij
P.F. Kruyder Beheer B.V.
P.T. ING Indonesia Bank
Paarse Poort B.V.
PAB Partner AB
Pacific Mutual Australia Limited
Pacific-Antai Life Insurance Company Ltd.
Page Matteau et associes inc.
Paguma B.V.
Palino B.V.
Pandora Investments B.V.
Paramito B.V.
Parcom Service B.V.
Parcom Ventures B.V.                                       RVS Schadeverzekering N.V.     1.20  ING Re (Netherlands) N.V.      0.50
Parnership Planning Ltd.
Paromola B.V.
Paronyme B.V.
Pascal Sutherland Holding B.V.
Passport Holding GmbH
PDJ Beheer B.V.
Pedralva B.V.
Pedregal B.V.
Peicom Sound Systems GmbH
PEIKER acustic GmbH & Co. KG
PEIKER Verwaltungsgesellschaft mbH
Pendola B.V.
Pennington, Bass & Associates, Inc.
Pensio Investment International S.A.
Pensioen- en Spaaradviesburo Vellinga B.V.
Pensiones Comercial America
Penstik Pty Ltd
Penuria B.V.
Perey-Melis Assurantieadviseurs B.V.
Perola Belegging B.V.
Perotis B.V.
Pertusa B.V.
Peter Tromp Alphen aan den Rijn Beheer B.V.
Pfennings-Noten Beheer B.V.
PFP Holdings, LLC
Phobos Beleggingen
Piedmont Asset Advisors LLC
Pilgrim Advisory Funds, Inc
Pilgrim Asia Pacific Equity Fund
Pilgrim Bank and Thrift Fund, Inc.
Pilgrim Financial, Inc
Pilgrim LargeCap Leader Fund
Pilgrim MidCap Value Fund
Planned Investment Resources, Inc.
Planned Investments, Inc.
Plinius Verwaltungs AG
PLJ Holdings Limited
Ploon B.V.
PMG Agency, Inc
Poderio B.V.
Poitras Larue Rondeau inc.
Policy Extra Holdings Limited
Polytechnos Venture Partners GmbH
Pomona Management LLC
Portefeuille Staete B.V.
Portelas B.V.
Postbank (NL) Advisory S.A.
Postbank Australia Pty. Ltd.
Postbank Beleggingsfondsen Beheer B.V.
Postbank Beleggingsfondsen Bewaar B.V.
Postbank Chipper Beheer B.V.
Postbank Groen N.V.
Postbank Interfinance B.V.
Postbank Lease B.V.
Postbank Levensverzekering N.V.
Postbank Mix Paraplufonds N.V.
Postbank N.V.
Postbank Obligatiefonds Beheer B.V.
Postbank Regio Paraplufonds N.V.
Postbank Schadeverzekering N.V.
Postbank Thema Paraplufonds N.V.
Postbank Verzekeringen Beheer Maatschappij B.V.
Postbank Verzekeringen Bewaar Maatschappij B.V.
Postbank Zip Beheer B.V.
Postigo B.V.
Postkantoren B.V.
Powers Ferry Properties Investments, Inc.
Powszechne Towarzystwo Emerytalne Nationale-Nederlanden
  Polska S.A.

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                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Pradales B.V.                                              B.V.        20001643   100.00   Bijlmerplein 888
Prena Belegging B.V.                                       B.V.        50000587   100.00   Bijlmerplein 888
Prepilus B.V.                                              B.V.        20001611   100.00   Bijlmerplein 888
Prestamo B.V.                                              B.V.        20000438   100.00   Bijlmerplein 888
Prigest S.A.                                               S.A.        50000514    31.59   4, place Vendome
Prime Credit Property Finance Limited                      Ltd.        50000887   100.00   Level 13, 347 Kent Street
PrimeVest Financial Services, Inc.                         Inc.        50000200   100.00   400 First Street South, Suite 300
PrimeVest Insurance Agency of Alabama, Inc.                Inc.        50000201   100.00   400 First Street South, Suite 300
Primevest Insurance Agency of Nevada Inc.                  Inc.        50000724   100.00   400 First Street South, Suite 300
PrimeVest Insurance Agency of New Mexico, Inc.             Inc.        50000202   100.00   400 First Street South, Suite 300
PrimeVest Insurance Agency of Ohio, Inc.                   Inc.        50000203   100.00   400 First Street South, Suite 300
Primevest Insurance Agency of Oklahoma, Inc.               Inc.        50000883   100.00   400 First Street South, Suite 300
Primevest Insurance Agency of Texas, Inc.                  Inc.        50000882   100.00   400 First Street South, Suite 300
Primevest Insurance Agency of Wyoming, Inc.                Inc.        50000876   100.00   400 First Street South, Suite 300
Pro Technical Financial Services Ltd. 1)                   Ltd.                    49.00   300 - 1538 Foster Street
Pro Technical Insurance Services Ltd. 1)                   Ltd.                    49.00   300 - 1538 Foster Street
Probe Financiele Planners B.V.                             B.V.        10001283   100.00   Lucasbolwerk 6
Procuritas Partners KB                                     KB          20001880    15.00   Skeppsbron 20
Profidas B.V.                                              B.V.        10001317   100.00   Julianastraat 3
Project Participation Funding Corporation                  Corp.       50000245    98.23
Projectontwikkeling- & Exploitatiemaatschappij
  "Kortenhorst" B.V.                                       B.V.        50000396   100.00   Schenkkade 65
Promodeico Dutch Holding B.V.                              B.V.        50000657    40.00   Dintel 51
Proodos General Insurances S.A.                            S.A.        10000898   100.00   198, Syngrou Avenue, Kallithea
Prosafe Investments Ltd.                                   Ltd.        10001439   100.00   Level 13, 347 Kent Street
Prosus Services B.V.                                       B.V.        50000692   100.00   Bijlmerplein 888
Prumy Penzijni fond a.s.                                   A.S.        10001464   100.00   Nadrazni 25
PT ING Aetna Life Indonesia                                PT          50001028   100.00   Jakarta Stock Exchange Building,
                                                                                             Tower II, 24th Floor, Jln. Jend.
                                                                                             Sudirman Kav 52-53
PT ING Insurance Indonesia                                 PT          50000320    80.00   Jakarta Stock Exchange Building,
                                                                                             Tower II, 23th Floor, Jln. Jend.
                                                                                             Sudirman Kav 52-53
PT ING Life Indonesia                                      PT          50000381    93.23   Jakarta Stock Exchange Building,
                                                                                             Tower II, 7th Floor, Jln. Jend.
                                                                                             Sudirman Kav 52-53
PT ING Securities Indonesia                                PT          20001326    79.99   Jakarta Stock Exchange Building,
                                                                                             Tower II, 7th Floor, Jln. Jend.
                                                                                             Sudirman Kav 52-53
Puebla B.V.                                                B.V.        20001245   100.00   Bijlmerplein 888
Pulido B.V.                                                B.V.        20001570    51.19   Bijlmerplein 888
Pulveda B.V.                                               B.V.        20001609   100.00   Bijlmerplein 888
QBE/Mercantile Mutual Marine Underwriting Agency Pty
  Limited                                                  Ltd.        10001529   100.00   Level 13, 347 Kent Street
Q-Park Exploitatie B.V.                                    B.V.        40000062   100.00   Schenkkade 65
Q-Park N.V.                                                N.V.        40000061    40.00   Schenkkade 65
Q-Park Reserve II B.V.                                     B.V.        40000203    50.00   Schenkkade 65
Quartz Capital Partners Limited                            Ltd.        20001887    15.00   74 Brook Street
Quetzal High Yield Fund                                    Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
R.V.S. Stichting                                           Stichting   10001030        -   Amstelveenseweg 500
Ramus Insurance Ltd.                                       Ltd.        10001483   100.00
Ravensbourne Registration Services Limited                 Ltd.        50001388   100.00   155 Bishopsgate
RECORD BANK SC                                             S.A.        20002082     5.29   Rue Forgeur 17/19/21
Red White and Blue Capital II B.V.                         B.V.        10000151   100.00   Schenkkade 65
Red. de Intercomunicacion de Alta Seguridad S.R.L.         S.R.L       20000897    12.96   Huzaingo 1393 Pisoz
Regent Bruxelles S.A.                                      S.A.        10000552    51.00   Kunstlaan 46
Reggese Poort B.V.                                         B.V.        20001972   100.00   Schenkkade 65
Rel Beta Sp.z o.o.                                         Sp.z        20002371     9.00   Plac Trzech Krzyzy 8
Rel Delta Sp.z o.o.                                        Sp.z        20002372     9.00   Plac Trzech Krzyzy 8
Rel Echo Sp Zoo                                            SP Zoo      50000843   100.00   Plac Trzech Krzyzy 10/14
REL Fokstrot  SP Zoo                                       SP Zoo      50000795   100.00   Plac Trzech Krzyzy 10/14
Rel Gamma Sp Zoo                                           SP Zoo      50000796   100.00   Plac Trzech Krzyzy 10/14
REL Hektor SP Zoo                                          SP Zoo      50000797   100.00   Plac Trzech Krzyzy 10/14
REL Ibis                                                   SP Zoo      50000798   100.00   Plac Trzech Krzyzy 10/14
REL Project 1 Sp Zoo                                       SP Zoo      50000794   100.00   Plac Trzech Krzyzy 10/14
ReliaStar Investment Research, Inc.                        Inc.        50000206   100.00   100 Washington Avenue South, Suite 800
ReliaStar Life Insurance Company                           Corp.       50000207   100.00   20 Washington Avenue South
ReliaStar Life Insurance Company of New York               Corp.       50000208   100.00   1000 Woodbury Road, Suite 102
ReliaStar Payroll Agent, Inc                               Inc.        50000211   100.00   20 Washington Avenue South
REMA Sport Equipment BV                                    B.V.        50000654   100.00   Bijlmerplein 888
Remazon B.V.                                               B.V.        20001649   100.00   Herculesplein 5
Renting de Equipos e Inmuebles sa                          S.A.        20001167   100.00   Avda.Diagonal 605 - 9e  planta
Rentista B.V.                                              B.V.        20000300   100.00   Bijlmerplein 888
Reoco Limited                                              Ltd.        20001680   100.00
Rescit I B.V.                                              B.V.        20001914   100.00   Bijlmerplein 888
Rescoldo B.V.                                              B.V.        20001765   100.00   Bijlmerplein 888
Residential Financial Development LLC                      LLC         20001434    51.00   66 Canal Center Plaza, Suite 700
Restinga B.V.                                              B.V.        20001615   100.00   Bijlmerplein 888
RetireInvest (No 2) Pty Ltd                                Ltd.        50000354   100.00   Level 13, 347 Kent Street
RetireInvest (No 3) Pty Ltd                                Ltd.        50000355   100.00   Level 13, 347 Kent Street
RetireInvest Pty Limited                                   Ltd.        10001507   100.00   Level 13, 347 Kent Street
Richard Vendetti Insurance & Real Estate Ltd. 1)           Ltd.                    49.00   210 Cedar Street, suite 104
Ridderpoort Assurantien B.V.                               B.V.        10001315   100.00   Ridderpoort 3
Rijn Gaasperdam B.V.                                       B.V.        20001985   100.00   Schenkkade 65
Rio Magdalena Limitada                                     Ltda.                   99.00
RL & T (International) N.V.                                N.V.        20000430    13.24   c/o A'damse Poort,hr.A.J.Staal
Rocolas N.V.                                               N.V.        50000081   100.00   Bijlmerplein 888
Rodeba Deurne B.V.                                         B.V.        20001642   100.00   Bijlmerplein 888
Roelcene B.V.                                              B.V.        20001559   100.00   Bijlmerplein 888
Roelfsema & Mulder B.V.                                    B.V.        10001316   100.00   Verlengde Hereweg 151
Roerse Poort B.V.                                          B.V.        20001973   100.00   Schenkkade 65
Rogelio B.V.                                               B.V.        50000069   100.00   Drentestraat 24
Rokriet B.V.                                               B.V.        50000070   100.00   Amstelveenseweg 500

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Pradales B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Prena Belegging B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
Prepilus B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Prestamo B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Prigest S.A.                                               75001          Paris                        France
Prime Credit Property Finance Limited                      NSW 2000       Sydney                       Australia
PrimeVest Financial Services, Inc.                         MN 56301       St Cloud                     United States of America
PrimeVest Insurance Agency of Alabama, Inc.                MN 56301       St Cloud                     United States of America
Primevest Insurance Agency of Nevada Inc.                  MN 56301       St Cloud                     United States of America
PrimeVest Insurance Agency of New Mexico, Inc.             MN 56301       St Cloud                     United States of America
PrimeVest Insurance Agency of Ohio, Inc.                   MN 56301       St Cloud                     United States of America
Primevest Insurance Agency of Oklahoma, Inc.               MN 56301       St Cloud                     United States of America
Primevest Insurance Agency of Texas, Inc.                  MN 56301       St Cloud                     United States of America
Primevest Insurance Agency of Wyoming, Inc.                MN 56301       St Cloud                     United States of America
Pro Technical Financial Services Ltd. 1)                   BC V4B 3X8     White Rock                   Canada
Pro Technical Insurance Services Ltd. 1)                   BC V4B 3X8     White Rock                   Canada
Probe Financiele Planners B.V.                             3512 EG        Utrecht                      Netherlands
Procuritas Partners KB                                     11130          Stockholm SE                 Sweden
Profidas B.V.                                              5374 BS        Schaijk                      Netherlands
Project Participation Funding Corporation                                                              United States of America
Projectontwikkeling- & Exploitatiemaatschappij
  "Kortenhorst" B.V.                                       2595 AS        Den Haag                     Netherlands
Promodeico Dutch Holding B.V.                              5032 CN        Tilburg                      Netherlands
Proodos General Insurances S.A.                            17671          Athens                       Greece
Prosafe Investments Ltd.                                   NSW 2000       Sydney                       Australia
Prosus Services B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
Prumy Penzijni fond a.s.                                   15000          Praque                       Czech Republic
PT ING Aetna Life Indonesia                                12930          Jakarta                      Indonesia
PT ING Insurance Indonesia                                 12190          Jakarta                      Indonesia
PT ING Life Indonesia                                      12190          Jakarta                      Indonesia
PT ING Securities Indonesia                                12190          Jakarta                      Indonesia
Puebla B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Pulido B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Pulveda B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
QBE/Mercantile Mutual Marine Underwriting Agency Pty
  Limited                                                  NSW 2000       Sydney                       Australia
Q-Park Exploitatie B.V.                                    2595 AS        Den Haag                     Netherlands
Q-Park N.V.                                                2595 AS        Den Haag                     Netherlands
Q-Park Reserve II B.V.                                     2595 AS        Den Haag                     Netherlands
Quartz Capital Partners Limited                            W1             London                       United Kingdom
Quetzal High Yield Fund                                    1              Dublin                       Ireland
R.V.S. Stichting                                           1081 KL        Amsterdam                    Netherlands
Ramus Insurance Ltd.                                                      Hamilton                     Bermuda
Ravensbourne Registration Services Limited                 EC2M 3XY       London                       United Kingdom
RECORD BANK SC                                             4000           Liege                        Belgium
Red White and Blue Capital II B.V.                         2595 AS        Den Haag                     Netherlands
Red. de Intercomunicacion de Alta Seguridad S.R.L.                        Montevideo                   Uruguay
Regent Bruxelles S.A.                                      B-1000         Brussel                      Belgium
Reggese Poort B.V.                                         2595 AS        Den Haag                     Netherlands
Rel Beta Sp.z o.o.                                         00-499         Warsaw                       Poland
Rel Delta Sp.z o.o.                                        00-499         Warsaw                       Poland
Rel Echo Sp Zoo                                            00-499         Warsaw                       Poland
REL Fokstrot  SP Zoo                                       00-499         Warsaw                       Poland
Rel Gamma Sp Zoo                                           00-499         Warsaw                       Poland
REL Hektor SP Zoo                                          00-499         Warsaw                       Poland
REL Ibis                                                   00-499         Warsaw                       Poland
REL Project 1 Sp Zoo                                       00-499         Warsaw                       Poland
ReliaStar Investment Research, Inc.                        MN 55401-2121  Minneapolis                  United States of America
ReliaStar Life Insurance Company                           MN 55401       Minneapolis                  United States of America
ReliaStar Life Insurance Company of New York               NY 11797       Woodbury                     United States of America
ReliaStar Payroll Agent, Inc                               MN 55401       Minneapolis                  United States of America
REMA Sport Equipment BV                                    1102 MG        Amsterdam Zuidoost           Netherlands
Remazon B.V.                                               3584 AA        Utrecht                      Netherlands
Renting de Equipos e Inmuebles sa                          8028           Barcelona                    Spain
Rentista B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Reoco Limited                                                             New Brunswick                Canada
Rescit I B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Rescoldo B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Residential Financial Development LLC                                     Alexandria, Virginia         United States of America
Restinga B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
RetireInvest (No 2) Pty Ltd                                NSW 2000       Sydney                       Australia
RetireInvest (No 3) Pty Ltd                                NSW 2000       Sydney                       Australia
RetireInvest Pty Limited                                   NSW 2000       Sydney                       Australia
Richard Vendetti Insurance & Real Estate Ltd. 1)           ON P3B 1M6     Sudbury                      Canada
Ridderpoort Assurantien B.V.                               2984 BG        Ridderkerk                   Netherlands
Rijn Gaasperdam B.V.                                       2595 AS        Den Haag                     Netherlands
Rio Magdalena Limitada                                                                                 Colombia
RL & T (International) N.V.                                1000 BV        Amsterdam Zuidoost           Netherlands
Rocolas N.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Rodeba Deurne B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
Roelcene B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Roelfsema & Mulder B.V.                                    9721 AM        Groningen                    Netherlands
Roerse Poort B.V.                                          2595 AS        Den Haag                     Netherlands
Rogelio B.V.                                               1083 HK        Amsterdam                    Netherlands
Rokriet B.V.                                               1081 KL        Amsterdam                    Netherlands

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Pradales B.V.                                              Cash Company
Prena Belegging B.V.                                       Cash Company
Prepilus B.V.                                              Cash Company
Prestamo B.V.                                              Cash Company
Prigest S.A.                                               Investment Management
Prime Credit Property Finance Limited                      Real Estate: General
PrimeVest Financial Services, Inc.                         Brokerage
PrimeVest Insurance Agency of Alabama, Inc.                Insurance broker
Primevest Insurance Agency of Nevada Inc.                  Insurance broker
PrimeVest Insurance Agency of New Mexico, Inc.             Insurance broker
PrimeVest Insurance Agency of Ohio, Inc.                   Insurance broker
Primevest Insurance Agency of Oklahoma, Inc.               Insurance broker
Primevest Insurance Agency of Texas, Inc.                  Insurance broker
Primevest Insurance Agency of Wyoming, Inc.                Insurance broker
Pro Technical Financial Services Ltd. 1)                   Service Company
Pro Technical Insurance Services Ltd. 1)                   Insurance broker
Probe Financiele Planners B.V.                             Insurance broker
Procuritas Partners KB                                     Holding
Profidas B.V.                                              Insurance broker
Project Participation Funding Corporation                  Funding
Projectontwikkeling- & Exploitatiemaatschappij
  "Kortenhorst" B.V.                                       Real Estate Investments
Promodeico Dutch Holding B.V.                              Real Estate Exploitation
Proodos General Insurances S.A.                            Insurance
Prosafe Investments Ltd.                                   Investment Company
Prosus Services B.V.                                       Trust Company
Prumy Penzijni fond a.s.                                   Pension Fund
PT ING Aetna Life Indonesia                                Life Insurance
PT ING Insurance Indonesia                                 Life Insurance
PT ING Life Indonesia                                      Life Insurance
PT ING Securities Indonesia                                Stockbrokerage
Puebla B.V.                                                Cash Company
Pulido B.V.                                                Cash Company
Pulveda B.V.                                               Cash Company
QBE/Mercantile Mutual Marine Underwriting Agency Pty
  Limited                                                  Underwriting
Q-Park Exploitatie B.V.                                    Management Company (general)
Q-Park N.V.                                                Real Estate Exploitation
Q-Park Reserve II B.V.                                     Real Estate Exploitation
Quartz Capital Partners Limited                            Investment Company
Quetzal High Yield Fund                                    Investment Fund
R.V.S. Stichting                                           Payment Services
Ramus Insurance Ltd.                                       Insurance: General
Ravensbourne Registration Services Limited                 Holding
RECORD BANK SC                                             Finance Company
Red White and Blue Capital II B.V.                         Asset Management
Red. de Intercomunicacion de Alta Seguridad S.R.L.         Financial Services
Regent Bruxelles S.A.                                      Real Estate Investments
Reggese Poort B.V.                                         Real Estate Management
Rel Beta Sp.z o.o.                                         Real Estate Management
Rel Delta Sp.z o.o.                                        Real Estate Management
Rel Echo Sp Zoo                                            Real Estate Management
REL Fokstrot  SP Zoo                                       Real Estate Management
Rel Gamma Sp Zoo                                           Real Estate Management
REL Hektor SP Zoo                                          Real Estate Management
REL Ibis                                                   Real Estate Management
REL Project 1 Sp Zoo                                       Real Estate Management
ReliaStar Investment Research, Inc.                        Investment Advisory
ReliaStar Life Insurance Company                           Insurance Company
ReliaStar Life Insurance Company of New York               Insurance Company
ReliaStar Payroll Agent, Inc                               Payment Services
REMA Sport Equipment BV                                    Cash Company
Remazon B.V.                                               Investment Company
Renting de Equipos e Inmuebles sa                          Lease
Rentista B.V.                                              Cash Company
Reoco Limited                                              Trading Company
Rescit I B.V.                                              Cash Company
Rescoldo B.V.                                              Cash Company
Residential Financial Development LLC                      Real Estate Management
Restinga B.V.                                              Cash Company
RetireInvest (No 2) Pty Ltd                                Financial Services
RetireInvest (No 3) Pty Ltd                                Financial Services
RetireInvest Pty Limited                                   Investment Advisory
Richard Vendetti Insurance & Real Estate Ltd. 1)           Insurance broker
Ridderpoort Assurantien B.V.                               Insurance broker
Rijn Gaasperdam B.V.                                       Real Estate Management
Rio Magdalena Limitada
RL & T (International) N.V.                                Trading Company
Rocolas N.V.                                               Cash Company
Rodeba Deurne B.V.                                         Cash Company
Roelcene B.V.                                              Cash Company
Roelfsema & Mulder B.V.                                    Insurance broker
Roerse Poort B.V.                                          Real Estate Management
Rogelio B.V.                                               Cash Company
Rokriet B.V.                                               Holding

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Pradales B.V.                                              ING Prena B.V.                                                  100.00
Prena Belegging B.V.                                       ING Prena B.V.                                                  100.00
Prepilus B.V.                                              ING Prena B.V.                                                  100.00
Prestamo B.V.                                              ING Prena B.V.                                                  100.00
Prigest S.A.                                               Financiere Atlas S.A.                                            31.59
Prime Credit Property Finance Limited                      ING Management Limited                                          100.00
PrimeVest Financial Services, Inc.                         Lion Connecticut Holdings Inc.                                  100.00
PrimeVest Insurance Agency of Alabama, Inc.                PimeVest Financial Services, Inc.                               100.00
Primevest Insurance Agency of Nevada Inc.                  PimeVest Financial Services, Inc.                               100.00
PrimeVest Insurance Agency of New Mexico, Inc.             PimeVest Financial Services, Inc.                               100.00
PrimeVest Insurance Agency of Ohio, Inc.                   PimeVest Financial Services, Inc.                               100.00
Primevest Insurance Agency of Oklahoma, Inc.               PimeVest Financial Services, Inc.                               100.00
Primevest Insurance Agency of Texas, Inc.                  PimeVest Financial Services, Inc.                               100.00
Primevest Insurance Agency of Wyoming, Inc.                PimeVest Financial Services, Inc.                               100.00
Pro Technical Financial Services Ltd. 1)                   Equisure Financial Network, Inc.                                 49.00
Pro Technical Insurance Services Ltd. 1)                   Equisure Financial Network, Inc.                                 49.00
Probe Financiele Planners B.V.                             B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Procuritas Partners KB                                     BVP Holdings Limited                                             15.00
Profidas B.V.                                              Belhaska XI B.V.                                                100.00
Project Participation Funding Corporation                  ING-BHF Bank AG                                                  98.23
Projectontwikkeling- & Exploitatiemaatschappij
  "Kortenhorst" B.V.                                       ING Real Estate Development International B.V.                  100.00
Promodeico Dutch Holding B.V.                              ING Real Estate Development International B.V.                   40.00
Proodos General Insurances S.A.                            ING Continental Europe Holdings B.V.                            100.00
Prosafe Investments Ltd.                                   NNA Pty Limited                                                 100.00
Prosus Services B.V.                                       ING Prena B.V.                                                  100.00
Prumy Penzijni fond a.s.                                   ING Continental Europe Holdings B.V.                            100.00
PT ING Aetna Life Indonesia                                ING Insurance International B.V.                                 90.39
PT ING Insurance Indonesia                                 ING Insurance International B.V.                                 80.00
PT ING Life Indonesia                                      Nationale-Nederlanden Levensverzekering Maatschappij N.V.        93.23
PT ING Securities Indonesia                                ING International Holdings Limited                               79.99
Puebla B.V.                                                ING Prena B.V.                                                  100.00
Pulido B.V.                                                ING Prena B.V.                                                   18.56
Pulveda B.V.                                               ING Prena B.V.                                                  100.00
QBE/Mercantile Mutual Marine Underwriting Agency Pty
  Limited                                                  Mercantile Equities Ltd.                                         50.00
Q-Park Exploitatie B.V.                                    Q-Park N.V.                                                     100.00
Q-Park N.V.                                                ING Vastgoed Fondsbelegging B.V.                                 20.00
Q-Park Reserve II B.V.                                     ING Vastgoed Ontwikkeling B.V.                                   50.00
Quartz Capital Partners Limited                            Baring Private Equity Partners Limited                           15.00
Quetzal High Yield Fund
R.V.S. Stichting                                           -                                                                   --
Ramus Insurance Ltd.                                       Assurantiemaatschappij "De Zeven Provincien" N.V.               100.00
Ravensbourne Registration Services Limited                 ING UK Properties Limited                                       100.00
RECORD BANK SC                                             ING Belgique S.A.                                                 5.29
Red White and Blue Capital II B.V.                         N.V. Haagsche Herverzekering-Maatschappij van 1836              100.00
Red. de Intercomunicacion de Alta Seguridad S.R.L.         ING Bank (Uruguay) S.A.                                          12.96
Regent Bruxelles S.A.                                      BOZ B.V.                                                         51.00
Reggese Poort B.V.                                         ING Real Estate Leasing B.V.                                    100.00
Rel Beta Sp.z o.o.                                         ING Lease (Polska)                                                9.00
Rel Delta Sp.z o.o.                                        ING Lease (Polska)                                                9.00
Rel Echo Sp Zoo                                            ING Lease (Polska)                                              100.00
REL Fokstrot  SP Zoo                                       ING Lease (Polska)                                              100.00
Rel Gamma Sp Zoo                                           ING Lease (Polska)                                              100.00
REL Hektor SP Zoo                                          ING Lease (Polska)                                              100.00
REL Ibis                                                   ING Lease (Polska)                                              100.00
REL Project 1 Sp Zoo                                       ING Lease (Polska)                                              100.00
ReliaStar Investment Research, Inc.                        Lion Connecticut Holdings Inc.                                  100.00
ReliaStar Life Insurance Company                           Lion Connecticut Holdings Inc.                                  100.00
ReliaStar Life Insurance Company of New York               Security Connecticut Life Insurance Company                     100.00
ReliaStar Payroll Agent, Inc                               Lion Connecticut Holdings Inc. Corp                             100.00
REMA Sport Equipment BV                                    Prena Belegging B.V.                                            100.00
Remazon B.V.                                               B.V. Algemene Beleggingsmaatschappij CenE Bankiers N.V.         100.00
Renting de Equipos e Inmuebles sa                          ING Lease Holding N.V.                                          100.00
Rentista B.V.                                              ING Bank N.V.                                                   100.00
Reoco Limited                                              ING Bank N.V.                                                   100.00
Rescit I B.V.                                              Trust Maatschappij ING Bank B.V.                                100.00
Rescoldo B.V.                                              ING Prena B.V.                                                  100.00
Residential Financial Development LLC                      ING Real Estate Finance N.V.                                     51.00
Restinga B.V.                                              ING Prena B.V.                                                  100.00
RetireInvest (No 2) Pty Ltd                                RetireInvest Pty Limited                                        100.00
RetireInvest (No 3) Pty Ltd                                Integrated Networks Pty Limited                                 100.00
RetireInvest Pty Limited                                   Integrated Networks Pty Limited                                 100.00
Richard Vendetti Insurance & Real Estate Ltd. 1)           Equisure Insurance Services Ltd.                                100.00
Ridderpoort Assurantien B.V.                               Belhaska XI B.V.                                                100.00
Rijn Gaasperdam B.V.                                       N.V. Zeker Vast Gaasperdam                                      100.00
Rio Magdalena Limitada                                     Prosana S.A.                                                     99.00
RL & T (International) N.V.                                ING Bank N.V.                                                    13.24
Rocolas N.V.                                               ING Prena B.V.                                                  100.00
Rodeba Deurne B.V.                                         ING Prena B.V.                                                  100.00
Roelcene B.V.                                              ING Prena B.V.                                                  100.00
Roelfsema & Mulder B.V.                                    Belhaska XI B.V.                                                100.00
Roerse Poort B.V.                                          ING Real Estate Leasing B.V.                                    100.00
Rogelio B.V.                                               Trust Maatschappij ING Bank B.V.                                100.00
Rokriet B.V.                                               ING Groep N.V.                                                  100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                                  % owned
------------------------------------------------------------------------------------------------------------------------------------
Pradales B.V.
Prena Belegging B.V.
Prepilus B.V.
Prestamo B.V.
Prigest S.A.
Prime Credit Property Finance Limited
PrimeVest Financial Services, Inc.
PrimeVest Insurance Agency of Alabama, Inc.
Primevest Insurance Agency of Nevada Inc.
PrimeVest Insurance Agency of New Mexico, Inc.
PrimeVest Insurance Agency of Ohio, Inc.
Primevest Insurance Agency of Oklahoma, Inc.
Primevest Insurance Agency of Texas, Inc.
Primevest Insurance Agency of Wyoming, Inc.
Pro Technical Financial Services Ltd. 1)
Pro Technical Insurance Services Ltd. 1)
Probe Financiele Planners B.V.
Procuritas Partners KB
Profidas B.V.
Project Participation Funding Corporation
Projectontwikkeling- & Exploitatiemaatschappij
  "Kortenhorst" B.V.
Promodeico Dutch Holding B.V.
Proodos General Insurances S.A.
Prosafe Investments Ltd.
Prosus Services B.V.
Prumy Penzijni fond a.s.
PT ING Aetna Life Indonesia                                PT ING Insurance Indonesia                                   9.61
PT ING Insurance Indonesia
PT ING Life Indonesia
PT ING Securities Indonesia
Puebla B.V.
Pulido B.V.                                                Multicover B.V.                                             32.63
Pulveda B.V.
QBE/Mercantile Mutual Marine Underwriting Agency Pty
  Limited                                                  Amfas Pty Ltd.                                              50.00
Q-Park Exploitatie B.V.
Q-Park N.V.                                                ING Vastgoed Ontwikkeling B.V                               20.00
Q-Park Reserve II B.V.
Quartz Capital Partners Limited
Quetzal High Yield Fund
R.V.S. Stichting
Ramus Insurance Ltd.
Ravensbourne Registration Services Limited
RECORD BANK SC
Red White and Blue Capital II B.V.
Red. de Intercomunicacion de Alta Seguridad S.R.L.
Regent Bruxelles S.A.
Reggese Poort B.V.
Rel Beta Sp.z o.o.
Rel Delta Sp.z o.o.
Rel Echo Sp Zoo
REL Fokstrot  SP Zoo
Rel Gamma Sp Zoo
REL Hektor SP Zoo
REL Ibis
REL Project 1 Sp Zoo
ReliaStar Investment Research, Inc.
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
ReliaStar Payroll Agent, Inc
REMA Sport Equipment BV
Remazon B.V.
Renting de Equipos e Inmuebles sa
Rentista B.V.
Reoco Limited
Rescit I B.V.
Rescoldo B.V.
Residential Financial Development LLC
Restinga B.V.
RetireInvest (No 2) Pty Ltd
RetireInvest (No 3) Pty Ltd
RetireInvest Pty Limited
Richard Vendetti Insurance & Real Estate Ltd. 1)
Ridderpoort Assurantien B.V.
Rijn Gaasperdam B.V.
Rio Magdalena Limitada
RL & T (International) N.V.
Rocolas N.V.
Rodeba Deurne B.V.
Roelcene B.V.
Roelfsema & Mulder B.V.
Roerse Poort B.V.
Rogelio B.V.
Rokriet B.V.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Romex B.V.                                                 B.V.        50000792   100.00   Remmerden 5
Romex Holding B.V.                                         B.V.        50000140   100.00   Karspeldreef 14
Rowanda B.V.                                               B.V.        20001592   100.00   Bijlmerplein 888
Runoto Holding B.V.                                        B.V.        20002360   100.00   Hanzepoort 25
Runoto Leasing B.V.                                        B.V.        20000656   100.00   Hanzepoort 25
Rutilus B.V.                                               B.V.        20000978   100.00   Bijlmerplein 888
Ruud Beins Beleggingen B.V.                                B.V.        20002011   100.00   Bijlmerplein 888
Ruud Hendriks B.V.                                         B.V.        10001348   100.00   Amstelveenseweg 500
RVS Beleggingen N.V.                                       N.V.        10000630   100.00   Weena 505
RVS Beroeps- en Bedrijfsfinanciering B.V.                  B.V.        10000638   100.00   Weena 505
RVS Bouwfonds B.V.                                         B.V.        10000636   100.00   Schenkkade 65
RVS Diensten B.V.                                          B.V.        10001337   100.00   Loevestein 33
RVS Financial Services N.V.                                N.V.        10000849   100.00   Henri Matisselaan 16
RVS Levensverzekering N.V.                                 N.V.        10000012   100.00   Loevestein 33
RVS Schadeverzekering N.V.                                 N.V.        10000059   100.00   Loevestein 33
RVS Verzekeringen N.V.                                     N.V.        10000843   100.00   Henri Matisselaan 16
S.A. du 42 Avenue Kleber                                   S.A.        10000575   100.00   153 , rue de Courcelles
S.A. du 59 Avenue d'Iena                                   S.A.        10000544   100.00   153 , rue de Courcelles
S.C.I. du 153 Rue de Gourcelles                            S.C.I.      10001374    40.00   153 , rue de Courcelles
S.C.I. le Michelet                                         S.C.I.      10001376    51.00   153 , rue de Courcelles
S.C.I. le Portefeuille                                     S.C.I.      10000577   100.00   153 , rue de Courcelles
S.C.I. Roissy Bureaux International                        S.C.I.      10001377    75.00   153 , rue de Courcelles
S.C.P. AVG Investissement                                  S.C.P.      10000670   100.00
S.N.C. Blijenhoek Staete et Cie                            S.N.C.      10000563   100.00   153 , rue de Courcelles
sabra Holding B.V.                                         B.V.        20001597   100.00   Bijlmerplein 888
sacobel Beheer B.V.                                        B.V.        20001888   100.00   Bijlmerplein 888
Saepar Servicos e Participacoes S.A.                       S.A.                    45.00   Rua da Quitanda 86
Saiph Pty Limited                                          Ltd.        20001744   100.00   7 Macquarie Place, level 9
Saline Nominees Limited                                    Ltd.        20001372   100.00   Barfield House, St Julians Avenue
salix Assurantien B.V.                                     B.V.        10001336   100.00   Marktstraat 80
San Vicente Onroerend Goed B.V.                            B.V.        40000269   100.00   Schenkkade 65
Sanship VII B.V.                                           B.V.        50000071   100.00   Drentestraat 24
Santa Maria Internacional S.A.                             S.A.                   100.00   10th Floor, Los Conquistadores 1700
SARL Restaurant du Banville                                S.A.        10001379   100.00
SC M7 France Developpement                                 S.C.        50001206   100.00   153, Rue de Courcelles
SCC Grundstucksverwaltungsgesellschaft mbH                 GmbH        50000497    92.30   Bockenheimer Landstrasse 10
SCGF Advisors Limited                                      Ltd.        20001859   100.00   St. Julians Avenue
Schade Herstel Bedrijf B.V.                                B.V.        20000644   100.00   Postbus 70003
Schepa Immobilia B.V.                                      B.V.        20001974   100.00   Schenkkade 65
Schipbeekse Poort B.V.                                     B.V.        50000124   100.00   Schenkkade 65
Schotte Afak Boxsem B.V.                                   B.V.        10001319   100.00   Heerenweg 133A
Schotte Zeitlin Verzekeringen B.V.                         B.V.        10001318   100.00   Jan Willem Frisolaan 3C
Schroders Russian Region Fund Plc.                         Plc.                        -   IFSC House, International Financial
                                                                                             Services Centre
SCI Allee des Violettes                                    S.C.I.      20002295    10.00   42, avenue Raymond Poincare
SCI Allees d Osny                                          S.C.I.      20002296    10.00   50, Cours Franklin Roosevelt
SCI Avenue de la Paix 27 s.a.                              S.C.I.      20002266    30.00   89-91, rue du Faubourg Saint-Honore
SCI Chateau Besson                                         S.C.I.      20002298    10.00   42, rue Dumont d'Urville
SCI du Vieux Bourg a Chatillon                             S.C.I.      20002323    10.00
SCI Fontaine de Corbas                                     S.C.I.      20002267    20.00   50, Cours Franklin Roosevelt
SCI la Tour de Meysieu                                     S.C.I.      20002311    10.00   50, Cours Franklin Roosevelt
SCI Les Dunes                                              S.C.I.      20002269    20.00   16-18, route de Rouen
SCI Malo les Bains                                         S.C.I.      20002316    13.33   43, rue Dumont d'Urville
SCI Porte Oceane                                           S.C.I.      20002318    10.00   5 bis, rue de Solferino
SCI Square d'Assnieres                                     S.C.I.      10001470   100.00
SCI Timbaud Bagatelle                                      S.C.I.      50001205    50.00   20, place de Catalogne
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG    GmbH        50000498    80.87   Bockenheimer Landstrasse 10
Secretariat Val.Mobilieres s.c.,                           S.A.        20002108    22.00   Avenue de Schiphol 6
Secteur"Centre de Affaires et de congres"                  S.A.        20002154     6.67   Palais des Expositions, 2 Avenue Sergent
                                                                                             Vrithoff
Seculife B.V.                                              B.V.        10000606    49.90   Europaweg 139/3
Security Life Assignment Corp.                             Inc.        50000306   100.00   1290 Broadway
Security Life of Denver Insurance Company                  Inc.        10000878   100.00   1290 Broadway
Security Life of Denver International Ltd                  Ltd.        10000830   100.00   2 Church Street
Segada B.V.                                                B.V.        40000182   100.00   Schenkkade 65
Seguradora Vida ING (Macau), S.A.                          S.A.R.L.    50001029   100.00   Shop 103, 1F, 7F, 11F, No. 61 Av. de
                                                                                             Almeida Ribeiro
Sentax Assurantie B.V.                                     B.V.        20001520   100.00   Mr. Treublaan 7
Sentax Lease B.V.                                          B.V.        20001519   100.00   Reeuwijkse Poort 211
Service Centre Victoria B.V.                               B.V.        10000607   100.00   Europaweg 145
Servicios Automotrices Especializados de Jalisco           S.A.
                                                           de C.V.                 90.69   Periferico Sur 3325, 10th Floor, Col.
                                                                                             San Geranimo Aculco
Servicios Immobiliarios La Comercial                       S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col.
                                                                                             San Geranimo Aculco
Servicios para Automoviles Asegurados                      S.A.
                                                           de C.V.                 99.84   Periferico Sur 3325, 10th Floor, Col.
                                                                                             San Geranimo Aculco
SFING Europe B.V.                                          B.V.        20000974   100.00   Bijlmerplein 888
Shanghai Quality Housing Real Estate Development Co.Ltd    Ltd.        40000220    95.00   Schenkkade 65
Shanghai Racquet Club Partners B.V.                        B.V.        40000228    50.00   Schenkkade 65
Shanghai Racquet Club Partners C.V.                        C.V.        40000138    50.00   Schenkkade 65
Shelhold Ltd.                                              Ltd.        20001812   100.00   107, Cheapside
Shimarucu Garden B.V.                                      B.V.        50000083   100.00   Bijlmerplein 888
Ship Lease International B.V.                              B.V.        20000631    50.00   Karspeldreef 14
Siam City Asset Management Co., Ltd                        Ltd.        20001499    49.00
Sijsma B.V.                                                B.V.        10001324   100.00   Hoogeinde 14-16
Simbad N.V.                                                Ltd.        20000894   100.00   Kaya W.F.G. (Jombi) Mensing 14
Simonis Beheer B.V.                                        B.V.        20001628   100.00   Amstelveenseweg 500

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Romex B.V.                                                 3911 TZ        Rhenen                       Netherlands
Romex Holding B.V.                                         1101 CK        Amsterdam                    Netherlands
Rowanda B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Runoto Holding B.V.                                        7575 OB        Oldenzaal                    Netherlands
Runoto Leasing B.V.                                        7570 AD        Oldenzaal                    Netherlands
Rutilus B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Ruud Beins Beleggingen B.V.                                1102 MG        Amsterdam                    Netherlands
Ruud Hendriks B.V.                                         1081 KL        Amsterdam                    Netherlands
RVS Beleggingen N.V.                                       3013 AL        Rotterdam                    Netherlands
RVS Beroeps- en Bedrijfsfinanciering B.V.                  3013 AL        Rotterdam                    Netherlands
RVS Bouwfonds B.V.                                         2595 AS        Den Haag                     Netherlands
RVS Diensten B.V.                                          6714 BS        Ede                          Netherlands
RVS Financial Services N.V.                                1140           Brussel                      Belgium
RVS Levensverzekering N.V.                                 6714 BS        Ede                          Netherlands
RVS Schadeverzekering N.V.                                 6714 BS        Ede Gld                      Netherlands
RVS Verzekeringen N.V.                                     1140           Brussel                      Belgium
S.A. du 42 Avenue Kleber                                   75817          Paris                        France
S.A. du 59 Avenue d'Iena                                   75817          Paris                        France
S.C.I. du 153 Rue de Gourcelles                            75817          Paris                        France
S.C.I. le Michelet                                         75817          Paris                        France
S.C.I. le Portefeuille                                     75817          Paris                        France
S.C.I. Roissy Bureaux International                        75817          Paris                        France
S.C.P. AVG Investissement                                                 Lille                        France
S.N.C. Blijenhoek Staete et Cie                            75817          Paris                        France
sabra Holding B.V.                                         1102 MG        Amsterdam Zuidoost           Netherlands
sacobel Beheer B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
Saepar Servicos e Participacoes S.A.                       20091-000      Rio de Janeiro               Brazil
Saiph Pty Limited                                          NSW 2000       Sydney                       Australia
Saline Nominees Limited                                    GY1 3DA        St. Peter Port, Guernsey     United Kingdom
salix Assurantien B.V.                                     7607 HD        Almelo                       Netherlands
San Vicente Onroerend Goed B.V.                            2595 AS        Den Haag                     Netherlands
Sanship VII B.V.                                           1083 HK        Amsterdam                    Netherlands
Santa Maria Internacional S.A.                                            Santiago de Chile            Chile
SARL Restaurant du Banville                                               Parijs                       France
SC M7 France Developpement                                 75017          Paris                        France
SCC Grundstucksverwaltungsgesellschaft mbH                 60323          Frankfurt am Main            Germany
SCGF Advisors Limited                                      GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Schade Herstel Bedrijf B.V.                                5201 DC        s-Hertogenbosch              Netherlands
Schepa Immobilia B.V.                                      2595 AS        Den Haag                     Netherlands
Schipbeekse Poort B.V.                                     2595 AS        Den Haag                     Netherlands
Schotte Afak Boxsem B.V.                                   2105 MG        Heemstede                    Netherlands
Schotte Zeitlin Verzekeringen B.V.                         2517 JS        Den Haag                     Netherlands
Schroders Russian Region Fund Plc.                         1              Dublin                       Ireland
SCI Allee des Violettes                                    75116          Paris                        France
SCI Allees d Osny                                          69006          Lyon                         France
SCI Avenue de la Paix 27 s.a.                              75008          Paris                        France
SCI Chateau Besson                                         75016          Paris                        France
SCI du Vieux Bourg a Chatillon                                            Paris                        France
SCI Fontaine de Corbas                                     69006          Lyon                         France
SCI la Tour de Meysieu                                     69006          Lyon                         France
SCI Les Dunes                                              27950          St Marcel                    France
SCI Malo les Bains                                         75116          Paris                        France
SCI Porte Oceane                                           75007          Paris                        France
SCI Square d'Assnieres                                                    Paris                        France
SCI Timbaud Bagatelle                                      75014          Paris                        France
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG    60323          Frankfurt am Main            Germany
Secretariat Val.Mobilieres s.c.,                           1140           Brussels                     Belgium
Secteur"Centre de Affaires et de congres"                                 Namur                        Belgium
Seculife B.V.                                              2711 EP        Zoetermeer                   Netherlands
Security Life Assignment Corp.                             CO 80203       Denver (Col.)                United States of America
Security Life of Denver Insurance Company                  CO 80203       Denver (Col.)                United States of America
Security Life of Denver International Ltd                  HM11           Hamilton                     Bermuda
Segada B.V.                                                2595 AS        Den Haag                     Netherlands
Seguradora Vida ING (Macau), S.A.                                         Macau                        Macau
Sentax Assurantie B.V.                                     1097 DP        Amsterdam                    Netherlands
Sentax Lease B.V.                                          2811 MZ        Reeuwijk                     Netherlands
Service Centre Victoria B.V.                               2711 EP        Zoetermeer                   Netherlands
Servicios Automotrices Especializados de Jalisco           10400          Mexico City                  Mexico
Servicios Immobiliarios La Comercial                       10400          Mexico City                  Mexico
Servicios para Automoviles Asegurados                      10400          Mexico City                  Mexico
SFING Europe B.V.                                          1102 MG        Amsterdam Zuidoost           Netherlands
Shanghai Quality Housing Real Estate Development Co.Ltd    2595 AS        Den Haag                     Netherlands
Shanghai Racquet Club Partners B.V.                        2595 AS        Den Haag                     Netherlands
Shanghai Racquet Club Partners C.V.                        2595 AS        Den Haag                     Netherlands
Shelhold Ltd.                                              EC2V 6HJ       London                       United Kingdom
Shimarucu Garden B.V.                                      1102 MG        Amsterdam Zuidoost           Netherlands
Ship Lease International B.V.                              1101 CK        Amsterdam                    Netherlands
Siam City Asset Management Co., Ltd                                       Bangkok                      Thailand
Sijsma B.V.                                                4001 BH        Tiel                         Netherlands
Simbad N.V.                                                               Willemstad Curacao           Netherlands Antilles
Simonis Beheer B.V.                                        1081 KL        Amsterdam                    Netherlands

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Romex B.V.                                                 Lease
Romex Holding B.V.                                         Lease
Rowanda B.V.                                               Cash Company
Runoto Holding B.V.                                        Holding
Runoto Leasing B.V.                                        Lease
Rutilus B.V.                                               Finance Company
Ruud Beins Beleggingen B.V.                                Cash Company
Ruud Hendriks B.V.                                         Insurance broker
RVS Beleggingen N.V.                                       Dormant Company
RVS Beroeps- en Bedrijfsfinanciering B.V.                  Finance Company
RVS Bouwfonds B.V.                                         Real Estate Management
RVS Diensten B.V.                                          Service Company
RVS Financial Services N.V.                                Financial Services
RVS Levensverzekering N.V.                                 Life Insurance
RVS Schadeverzekering N.V.                                 Insurance: Accident
RVS Verzekeringen N.V.                                     Life Insurance
S.A. du 42 Avenue Kleber                                   Real Estate Investments
S.A. du 59 Avenue d'Iena                                   Real Estate Investments
S.C.I. du 153 Rue de Gourcelles                            Real Estate Investments
S.C.I. le Michelet                                         Real Estate Investments
S.C.I. le Portefeuille                                     Real Estate Investments
S.C.I. Roissy Bureaux International                        Real Estate Investments
S.C.P. AVG Investissement                                  Real Estate Investments
S.N.C. Blijenhoek Staete et Cie                            Real Estate Investments
sabra Holding B.V.                                         Cash Company
sacobel Beheer B.V.                                        Cash Company
Saepar Servicos e Participacoes S.A.                       Holding
Saiph Pty Limited                                          Pension Fund
Saline Nominees Limited                                    Custody
salix Assurantien B.V.                                     Insurance broker
San Vicente Onroerend Goed B.V.                            Real Estate Development
Sanship VII B.V.                                           Cash Company
Santa Maria Internacional S.A.
SARL Restaurant du Banville                                Real Estate
SC M7 France Developpement                                 Real Estate Holding
SCC Grundstucksverwaltungsgesellschaft mbH                 Real Estate: General
SCGF Advisors Limited                                      Holding
Schade Herstel Bedrijf B.V.                                Service Company
Schepa Immobilia B.V.                                      Real Estate Management
Schipbeekse Poort B.V.                                     Real Estate Exploitation
Schotte Afak Boxsem B.V.                                   Insurance broker
Schotte Zeitlin Verzekeringen B.V.                         Insurance broker
Schroders Russian Region Fund Plc.                         Investment Fund
SCI Allee des Violettes                                    Real Estate Investments
SCI Allees d Osny                                          Real Estate Investments
SCI Avenue de la Paix 27 s.a.                              Real Estate Investments
SCI Chateau Besson                                         Real Estate Investments
SCI du Vieux Bourg a Chatillon                             Real Estate Investments
SCI Fontaine de Corbas                                     Real Estate Investments
SCI la Tour de Meysieu                                     Real Estate Investments
SCI Les Dunes                                              Real Estate Investments
SCI Malo les Bains                                         Real Estate Investments
SCI Porte Oceane                                           Real Estate Investments
SCI Square d'Assnieres                                     Real Estate Investments
SCI Timbaud Bagatelle                                      Real Estate Holding
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG    Real Estate Investments
Secretariat Val.Mobilieres s.c.,                           Consultancy
Secteur"Centre de Affaires et de congres"                  Service Company
Seculife B.V.                                              Service Company
Security Life Assignment Corp.                             Life Insurance
Security Life of Denver Insurance Company                  Life Insurance
Security Life of Denver International Ltd                  Life Insurance
Segada B.V.                                                Cash Company
Seguradora Vida ING (Macau), S.A.                          Life Insurance
Sentax Assurantie B.V.                                     Insurance Agency
Sentax Lease B.V.                                          Lease
Service Centre Victoria B.V.                               Service Company
Servicios Automotrices Especializados de Jalisco           Financial Services
Servicios Immobiliarios La Comercial                       Financial Services
Servicios para Automoviles Asegurados                      Financial Services
SFING Europe B.V.                                          Holding
Shanghai Quality Housing Real Estate Development Co.Ltd    Real Estate Development
Shanghai Racquet Club Partners B.V.                        Real Estate Management
Shanghai Racquet Club Partners C.V.                        Real Estate Development
Shelhold Ltd.                                              Lease
Shimarucu Garden B.V.                                      Cash Company
Ship Lease International B.V.                              Lease
Siam City Asset Management Co., Ltd                        Real Estate Management
Sijsma B.V.                                                Insurance broker
Simbad N.V.                                                Shipping Company
Simonis Beheer B.V.                                        Investment Company

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Romex B.V.                                                 Romex Holding B.V.                                              100.00
Romex Holding B.V.                                         ING Lease (Nederland) B.V.                                      100.00
Rowanda B.V.                                               ING Prena B.V.                                                  100.00
Runoto Holding B.V.                                        ING Lease Holding N.V.                                          100.00
Runoto Leasing B.V.                                        Runoto Holding B.V.                                             100.00
Rutilus B.V.                                               ING Bank N.V.                                                   100.00
Ruud Beins Beleggingen B.V.                                ING Prena B.V.                                                  100.00
Ruud Hendriks B.V.                                         B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
RVS Beleggingen N.V.                                       Postbank Levensverzekering N.V.                                 100.00
RVS Beroeps- en Bedrijfsfinanciering B.V.                  Nationale-Nederlanden Levensverzekering Maatschappij N.V.       100.00
RVS Bouwfonds B.V.                                         ING Vastgoed Belegging B.V.                                     100.00
RVS Diensten B.V.                                          B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
RVS Financial Services N.V.                                RVS verzekeringen N.V.                                          100.00
RVS Levensverzekering N.V.                                 Nationale-Nederlanden Nederland B.V.                            100.00
RVS Schadeverzekering N.V.                                 Nationale-Nederlanden Nederland B.V.                            100.00
RVS Verzekeringen N.V.                                     ING Continental Europe Holdings B.V.                            100.00
S.A. du 42 Avenue Kleber                                   Kleber Vastgoed B.V.                                            100.00
S.A. du 59 Avenue d'Iena                                   Iena Vastgoed B.V.                                              100.00
S.C.I. du 153 Rue de Gourcelles                            ABV Staete B.V.                                                  40.00
S.C.I. le Michelet                                         S.C.I. le Portefeuille                                           51.00
S.C.I. le Portefeuille                                     Portefeuille Staete B.V.                                        100.00
S.C.I. Roissy Bureaux International                        S.A. du 42 Avenue Kleber                                         10.00
S.C.P. AVG Investissement                                  Westermij B.V.                                                  100.00
S.N.C. Blijenhoek Staete et Cie                            Blijenhoek Staete B.V.                                          100.00
sabra Holding B.V.                                         ING Prena B.V.                                                  100.00
sacobel Beheer B.V.                                        ING Prena B.V.                                                  100.00
Saepar Servicos e Participacoes S.A.                       Sul America S.A.                                                 45.00
Saiph Pty Limited                                          Baring Brothers Burrows Securities Limited                      100.00
Saline Nominees Limited                                    Guernsey International Fund Managers Limited                    100.00
salix Assurantien B.V.                                     Belhaska XI B.V.                                                100.00
San Vicente Onroerend Goed B.V.                            ING Real Estate Development International B.V.                  100.00
Sanship VII B.V.                                           Trust Maatschappij ING Bank B.V.                                100.00
Santa Maria Internacional S.A.                             Administradora de Fondos de Pensiones Santa Maria S.A.          100.00
SARL Restaurant du Banville                                Compagnie Financiere de Banville S.A.                           100.00
SC M7 France Developpement                                 ING Immobilier Participations France S.A.R.L.                   100.00
SCC Grundstucksverwaltungsgesellschaft mbH                 BHF Immobilien-GmbH                                              92.30
SCGF Advisors Limited                                      BPEP Holdings Limited                                           100.00
Schade Herstel Bedrijf B.V.                                CW Lease Nederland BV                                           100.00
Schepa Immobilia B.V.                                      ING Real Estate Leasing B.V.                                    100.00
Schipbeekse Poort B.V.                                     ING Real Estate Leasing B.V.                                    100.00
Schotte Afak Boxsem B.V.                                   Belhaska XI B.V.                                                100.00
Schotte Zeitlin Verzekeringen B.V.                         Belhaska XI B.V.                                                100.00
Schroders Russian Region Fund Plc.                                                                                             --
SCI Allee des Violettes                                    ING Bank (France) S.A.                                           10.00
SCI Allees d Osny                                          ING Bank (France) S.A.                                           10.00
SCI Avenue de la Paix 27 s.a.                              ING Bank (France) S.A.                                           30.00
SCI Chateau Besson                                         ING Bank (France) S.A.                                           10.00
SCI du Vieux Bourg a Chatillon                             ING Bank (France) S.A.                                           10.00
SCI Fontaine de Corbas                                     ING Bank (France) S.A.                                           20.00
SCI la Tour de Meysieu                                     ING Bank (France) S.A.                                           10.00
SCI Les Dunes                                              ING Bank (France) S.A.                                           20.00
SCI Malo les Bains                                         ING Bank (France) S.A.                                           13.33
SCI Porte Oceane                                           ING Bank (France) S.A.                                           10.00
SCI Square d'Assnieres                                     S.C.I. le Portefeuille                                          100.00
SCI Timbaud Bagatelle                                      ING Immobilier Participations France S.A.R.L.                    50.00
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG    BHF Immobilien-GmbH                                              80.87
Secretariat Val.Mobilieres s.c.,                           ING Belgique S.A.                                                22.00
Secteur"Centre de Affaires et de congres"                  ING Belgique S.A.                                                 6.67
Seculife B.V.                                              ING Support Holding B.V.                                         49.90
Security Life Assignment Corp.                             ING America Insurance Holdings, Inc.                            100.00
Security Life of Denver Insurance Company                  ING America Insurance Holdings, Inc.                            100.00
Security Life of Denver International Ltd                  ING America Insurance Holdings, Inc.                            100.00
Segada B.V.                                                ING Prena B.V.                                                      --
Seguradora Vida ING (Macau), S.A.                          ING International Insurance Holdings, Inc.                      100.00
Sentax Assurantie B.V.                                     ING Personal Finance B.V.                                       100.00
Sentax Lease B.V.                                          InterAdvies N.V.                                                100.00
Service Centre Victoria B.V.                               ING Support Holding B.V.                                        100.00
Servicios Automotrices Especializados de Jalisco           Inversiones Corporativas Automotrices                            90.69
Servicios Immobiliarios La Comercial                       ING Seguros Commercial America                                   84.28
Servicios para Automoviles Asegurados                      Inversiones Corporativas Automotrices                            99.84
SFING Europe B.V.                                          ING Bank N.V.                                                   100.00
Shanghai Quality Housing Real Estate Development Co.Ltd    Shanghai Racquet Club Partners C.V.                              95.00
Shanghai Racquet Club Partners B.V.                        ING REI Management B.V.                                          50.00
Shanghai Racquet Club Partners C.V.                        ING Real Estate International Development B.V.                   50.00
Shelhold Ltd.                                              ING Lease (UK) Limited                                          100.00
Shimarucu Garden B.V.                                      ING Prena B.V.                                                  100.00
Ship Lease International B.V.                              ING Lease (Nederland) B.V.                                       50.00
Siam City Asset Management Co., Ltd                        ING Bank N.V.                                                    49.00
Sijsma B.V.                                                Belhaska XI B.V.                                                100.00
Simbad N.V.                                                ING Trust (Antilles) NV                                         100.00
Simonis Beheer B.V.                                        ING Groep N.V.                                                  100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                           % owned
------------------------------------------------------------------------------------------------------------------------------------
Romex B.V.
Romex Holding B.V.
Rowanda B.V.
Runoto Holding B.V.
Runoto Leasing B.V.
Rutilus B.V.
Ruud Beins Beleggingen B.V.
Ruud Hendriks B.V.
RVS Beleggingen N.V.
RVS Beroeps- en Bedrijfsfinanciering B.V.
RVS Bouwfonds B.V.
RVS Diensten B.V.
RVS Financial Services N.V.
RVS Levensverzekering N.V.
RVS Schadeverzekering N.V.
RVS Verzekeringen N.V.
S.A. du 42 Avenue Kleber
S.A. du 59 Avenue d'Iena
S.C.I. du 153 Rue de Gourcelles
S.C.I. le Michelet
S.C.I. le Portefeuille
S.C.I. Roissy Bureaux International                        S.C.I. le Portefeuille               65.00
S.C.P. AVG Investissement
S.N.C. Blijenhoek Staete et Cie
sabra Holding B.V.
sacobel Beheer B.V.
Saepar Servicos e Participacoes S.A.
Saiph Pty Limited
Saline Nominees Limited
salix Assurantien B.V.
San Vicente Onroerend Goed B.V.
Sanship VII B.V.
Santa Maria Internacional S.A.
SARL Restaurant du Banville
SC M7 France Developpement
SCC Grundstucksverwaltungsgesellschaft mbH
SCGF Advisors Limited
Schade Herstel Bedrijf B.V.
Schepa Immobilia B.V.
Schipbeekse Poort B.V.
Schotte Afak Boxsem B.V.
Schotte Zeitlin Verzekeringen B.V.
Schroders Russian Region Fund Plc.
SCI Allee des Violettes
SCI Allees d Osny
SCI Avenue de la Paix 27 s.a.
SCI Chateau Besson
SCI du Vieux Bourg a Chatillon
SCI Fontaine de Corbas
SCI la Tour de Meysieu
SCI Les Dunes
SCI Malo les Bains
SCI Porte Oceane
SCI Square d'Assnieres
SCI Timbaud Bagatelle
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG
Secretariat Val.Mobilieres s.c.,
Secteur"Centre de Affaires et de congres"
Seculife B.V.
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International Ltd
Segada B.V.
Seguradora Vida ING (Macau), S.A.
Sentax Assurantie B.V.
Sentax Lease B.V.
Service Centre Victoria B.V.
Servicios Automotrices Especializados de Jalisco
Servicios Immobiliarios La Comercial                       Fianzas Comercial America             9.02
Servicios para Automoviles Asegurados
SFING Europe B.V.
Shanghai Quality Housing Real Estate Development Co.Ltd
Shanghai Racquet Club Partners B.V.
Shanghai Racquet Club Partners C.V.
Shelhold Ltd.
Shimarucu Garden B.V.
Ship Lease International B.V.
Siam City Asset Management Co., Ltd
Sijsma B.V.
Simbad N.V.
Simonis Beheer B.V.

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 3                           % owned
------------------------------------------------------------------------------------------------------------------------------------
Romex B.V.
Romex Holding B.V.
Rowanda B.V.
Runoto Holding B.V.
Runoto Leasing B.V.
Rutilus B.V.
Ruud Beins Beleggingen B.V.
Ruud Hendriks B.V.
RVS Beleggingen N.V.
RVS Beroeps- en Bedrijfsfinanciering B.V.
RVS Bouwfonds B.V.
RVS Diensten B.V.
RVS Financial Services N.V.
RVS Levensverzekering N.V.
RVS Schadeverzekering N.V.
RVS Verzekeringen N.V.
S.A. du 42 Avenue Kleber
S.A. du 59 Avenue d'Iena
S.C.I. du 153 Rue de Gourcelles
S.C.I. le Michelet
S.C.I. le Portefeuille
S.C.I. Roissy Bureaux International
S.C.P. AVG Investissement
S.N.C. Blijenhoek Staete et Cie
sabra Holding B.V.
sacobel Beheer B.V.
Saepar Servicos e Participacoes S.A.
Saiph Pty Limited
Saline Nominees Limited
salix Assurantien B.V.
San Vicente Onroerend Goed B.V.
Sanship VII B.V.
Santa Maria Internacional S.A.
SARL Restaurant du Banville
SC M7 France Developpement
SCC Grundstucksverwaltungsgesellschaft mbH
SCGF Advisors Limited
Schade Herstel Bedrijf B.V.
Schepa Immobilia B.V.
Schipbeekse Poort B.V.
Schotte Afak Boxsem B.V.
Schotte Zeitlin Verzekeringen B.V.
Schroders Russian Region Fund Plc.
SCI Allee des Violettes
SCI Allees d Osny
SCI Avenue de la Paix 27 s.a.
SCI Chateau Besson
SCI du Vieux Bourg a Chatillon
SCI Fontaine de Corbas
SCI la Tour de Meysieu
SCI Les Dunes
SCI Malo les Bains
SCI Porte Oceane
SCI Square d'Assnieres
SCI Timbaud Bagatelle
Sechste Grundstucksverwaltungsgesellschaft mbH & Co. KG
Secretariat Val.Mobilieres s.c.,
Secteur"Centre de Affaires et de congres"
Seculife B.V.
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International Ltd
Segada B.V.
Seguradora Vida ING (Macau), S.A.
Sentax Assurantie B.V.
Sentax Lease B.V.
Service Centre Victoria B.V.
Servicios Automotrices Especializados de Jalisco
Servicios Immobiliarios La Comercial                       Pensiones Comercial America           6.70
Servicios para Automoviles Asegurados
SFING Europe B.V.
Shanghai Quality Housing Real Estate Development Co.Ltd
Shanghai Racquet Club Partners B.V.
Shanghai Racquet Club Partners C.V.
Shelhold Ltd.
Shimarucu Garden B.V.
Ship Lease International B.V.
Siam City Asset Management Co., Ltd
Sijsma B.V.
Simbad N.V.
Simonis Beheer B.V.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Simonis Beleggingsmaatschappij B.V.                        B.V.        20001629   100.00   Bijlmerplein 888
Sinke Beek Beheer B.V.                                     B.V.        20002021   100.00   Bijlmerplein 888
Sipororo B.V.                                              B.V.        20001463   100.00   Bijlmerplein 888
Sistarbanc S.R.L.                                          S.R.L       20002356    11.11
Slivast B.V.                                               B.V.        20001082   100.00   Karspeldreef 14
SLR Management (Bermuda) Ltd.                              Ltd.        10000820   100.00
Small Business Publishing B.V.                             B.V.        20001720   100.00   Florapark 9
SNC du Centre Mayol                                        S.N.C       10001375   100.00
SNC Haven                                                  S.N.C       10000579    60.00
SNC Le Dome                                                S.N.C       10001468    75.00
SNC le Murier                                              S.N.C       10000578    29.00
SNC Peau Bearn                                             S.N.C       10001469   100.00
SNC PROMOTION M 7                                          S.N.C.      50001204    50.00   153, Rue de Courcelles
Sneeker Assurantiekantoor de Boer B.V.                     B.V.        10001325   100.00   Zwarteweg 4
Societe Belge d'Investissement International               S.A.        50000756     6.77   Tervurenlaan 168
Societe de Gestion et de Transport National Inc.           Inc.                   100.00   7101 Jean-Talon Street East, Suite 300
Societe Financiere Europeene (S.F.E.) s.a.                 S.A.        20002122    11.11   24 Avenue Marnix
Societe Immobiliere du CEL s.a.r.l.                        S.A.RL      20002198   100.00
Sofinvest sa                                               S.A.        20002099    35.30   Rue des Ecoliers 77
Sogam s.a.                                                 S.A.        20002083   100.00   24 Avenue Marnix
Soges Fiducem s.a.                                         S.A.        20002085   100.00   24 Avenue Marnix
Soges-Ateka s.n.c.                                         S.N.C       20002239    50.00   24 Avenue Marnix
Soges-Dewaay s.a.                                          S.A.        20002205   100.00   24 Avenue Marnix
Solitario B.V.                                             B.V.        20001577   100.00   Bijlmerplein 888
Sonhold Ltd.                                               Ltd.        20001813   100.00   107, Cheapside
Sopica s.a.                                                S.A.        20002206    99.94
Soprofinance (gestion parts SCPI) S.A.                     S.A.        20002336    10.42   50 rue Castagnary
Soregep s.a.                                               S.A.        20002275    30.00
South Western Insurance Group Limited                      Ltd.                   100.00   557 Southdale Road East, suite 201
Southland Life Insurance Company                           Inc.        50000214   100.00   5780 Powers Ferry Road, N.W.
Spaarfondsen Beheer B.V.                                   B.V.        20000998   100.00   Mr. Treublaan 7
Spaarfondsen Bewaar B.V.                                   B.V.        20001048   100.00   Mr. Treublaan 7
Sparre Poort B.V.                                          B.V.        20001991   100.00   Schenkkade 65
Spello PLC                                                 Plc.        50001146   100.00   60 London Wall
Spoolde B.V.                                               B.V.        20001975   100.00   Schenkkade 65
Springfield Capital Management (Jersey) Ltd.               Ltd.        20002240    84.62   Huguenot House, 28 La Motte Street
Springfield Capital Management Ltd.                        Ltd.        20002241    77.64   6 Broadgate
Spuise Poort B.V.                                          B.V.        20001976   100.00   Schenkkade 65
St. Maurice Compagnie d'Assurances                         ?           10001413   100.00   2450 Rue Girouard Ouest
Staal Satelliet VI B.V.                                    B.V.        50000962   100.00   Herculesplein 5
Stampida B.V.                                              B.V.        20001587   100.00   Bijlmerplein 888
Stamveld B.V.                                              B.V.        20001535   100.00   Bijlmerplein 888
Standaard Hypotheekbank N.V.                               N.V.        20001929   100.00   Schenkkade 65
Stanley G Plantzos Insurance Brokers Pty.                  Ltd.        50000891   100.00   Level 13, 347 Kent Street
Star Fund Management s.a.                                  S.A.        20002050    51.69   24 Avenue Marnix
Steendam Beleggingsmaatschappij Drachten B.V.              B.V.        20001613   100.00   Bijlmerplein 888
Steenhuis Assurantien en Makelaardij B.V.                  B.V.        10001448   100.00   Kloekhorststraat 20
Steenstaete N.V.                                           N.V.        10000714   100.00
Steinsche Gasse GbR                                        GbR         50000246    98.23   Bockenheimer Landstrasse 10
Stenning & Associates Financial Services Inc. 1)           Inc.                    49.00   101 Worthington St. E., suite 325
Sterling Developments B.V.                                 B.V.        40000087   100.00   Schenkkade 65
Stibbe Meijster B.V.                                       B.V.        10001327   100.00   Goudsesingel 72
Stichting ING Aandelen                                     Stichting   50000769        -   Amstelveenseweg 500
Stichting Regio Bank                                       Stichting   10000014        -   Mr. Treublaan 7
Stone Lease S.A.                                           S.A.        50000680   100.00   Avenue de Cortenbergh 71
Storeria B.V.                                              B.V.        20001540   100.00   Bijlmerplein 888
Straet & Snijder Assurantien B.V.                          B.V.        10001328   100.00   Deken Quodbachlaan 29
Stresemannstrasse GbR                                      GbR         50000247    98.23   Bockenheimer Landstrasse 10
Strokkur B.V.                                              B.V.        20001453   100.00   Bijlmerplein 888
Sturgeon Falls Insurance Brokers (1985) Ltd. 1)            Ltd.                    49.00   218 Main Street
Successfull Money Management Seninars, Inc                 Inc.        50000216   100.00   12100 SW Tualatin Road
Sugar Garden B.V.                                          B.V.        50000082   100.00   Bijlmerplein 888
Sul America Companhia Nacional de Seguros S.A.             S.A.                    45.00   Rua da Quitanda 86
Sul America Investimentos e Participacoes S.A.             S.A.                    45.00   Rua da Quitanda 86
Sul America Participacoes S.A.                             S.A.                    45.00   Rua da Quitanda 86
Sul America S.A.                                           S.A.                    49.00   Rua da Quitanda 86
Sul America Santa Cruz Participacoes S.A.                  S.A.                    45.00   Rua da Quitanda 86
Sul America Seguro Saude S.A.                              S.A.                    45.00   Rua da Quitanda 86
Sul America Servicos Medicos S.A.                          S.A.                    45.00   Rua da Quitanda 86
Sulasapar Participacoes S.A.                               S.A.                    45.00   Rua da Quitanda 86
Summa B.V.                                                 B.V.        50000073   100.00   Bijlmerplein 888
Summit Holding B.V.                                        B.V.        50000586   100.00   Bijlmerplein 888
Sunrise Investments B.V.                                   B.V.        20001596   100.00   Bijlmerplein 888
Super Concepts Pty. Ltd.                                   Ltd.        50000889   100.00   Level 13, 347 Kent Street
Super Solutions Pty. Limited                               Ltd.        50000888   100.00   Level 13, 347 Kent Street
Sutherland Beheer B.V.                                     B.V.        20002027    96.15   Bijlmerplein 888
Svalbard Beheer B.V.                                       B.V.        20001618   100.00   Bijlmerplein 888
Swalmse Poort B.V.                                         B.V.        50000125   100.00   Schenkkade 65
Swinpoort B.V.                                             B.V.        40000096   100.00   Schenkkade 65
Systematized Benefits Administrators, inc.                 Inc.        50000434   100.00   151 Farmington Avenue
t Oye Deventer B.V.                                        B.V.        20001755   100.00   Bijlmerplein 888
T&C Nominees Ltd.                                          Ltd.        50001089   100.00   1 Paternoster Row, St. Paul
T. Koster Beheer B.V.                                      B.V.        10001356   100.00   Stadhuisplein 10
T.B.B. & Heitkamp Assurantien B.V.                         B.V.        10001329   100.00   Auke Vleestraat 8
T.L.C. Investments Inc. 1)                                 Inc.                    49.00   11120 - 178th Street
Tabledo B.V.                                               B.V.        20001503   100.00   Bijlmerplein 888
Tablero B.V.                                               B.V.        20000467   100.00   Bijlmerplein 888
Tadavia B.V.                                               B.V.        20000319   100.00   Bijlmerplein 888
Tailored Investment Notes Trust 1999-1                     Trust       50000382   100.00   1290 Broadway
Talboom Beheer B.V.                                        B.V.        20001459   100.00   Bijlmerplein 888
Tandem Financial Advice Limited                            Ltd.        50000329   100.00   Level 13, 347 Kent Street
Tapirus B.V.                                               B.V.        20001660   100.00   Bijlmerplein 888
Tarima B.V.                                                B.V.        20001472   100.00   Bijlmerplein 888
Tawny Owl Investment Company N.V.                          N.V.        20001651   100.00   Kaya W.F.G. (Jombi) Mensing 14
Technisch Advies Bureau Jaba B.V.                          B.V.        20001489   100.00   Bijlmerplein 888
Tempero B.V.                                               B.V.        20001625   100.00   Bijlmerplein 888
Ter Linden en Heijer Holding B.V.                          B.V.        20001909   100.00   Bijlmerplein 888
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
  Grundbesitzerwerbs KG                                    GmbH        20002646    82.70   Georgsplatz 8

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Simonis Beleggingsmaatschappij B.V.                        1102 MG        Amsterdam Zuidoost           Netherlands
Sinke Beek Beheer B.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
Sipororo B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Sistarbanc S.R.L.                                                         Montevideo                   Uruguay
Slivast B.V.                                               1000 BV        Amsterdam                    Netherlands
SLR Management (Bermuda) Ltd.                                                                          Bermuda
Small Business Publishing B.V.                             2012 HK        Haarlem                      Netherlands
SNC du Centre Mayol                                                       Toulon                       France
SNC Haven                                                                 Paris                        France
SNC Le Dome                                                               Paris                        France
SNC le Murier                                                             Paris                        France
SNC Peau Bearn                                                            Paris                        France
SNC PROMOTION M 7                                          75017          Paris                        France
Sneeker Assurantiekantoor de Boer B.V.                     8603 AA        Sneek                        Netherlands
Societe Belge d'Investissement International               1150           Brussels                     Belgium
Societe de Gestion et de Transport National Inc.           H1M 3T6        Anjou                        Canada
Societe Financiere Europeene (S.F.E.) s.a.                 1000           Brussels                     Belgium
Societe Immobiliere du CEL s.a.r.l.                                       Luxembourg                   Luxemburg
Sofinvest sa                                               4100           Seraing                      Belgium
Sogam s.a.                                                 1000           Brussels                     Belgium
Soges Fiducem s.a.                                         1000           Brussels                     Belgium
Soges-Ateka s.n.c.                                         1000           Bruxelles                    Belgium
Soges-Dewaay s.a.                                          1000           Bruxelles                    Belgium
Solitario B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
Sonhold Ltd.                                               EC2V 6HJ       London                       United Kingdom
Sopica s.a.                                                               Paris                        France
Soprofinance (gestion parts SCPI) S.A.                     75015          Paris                        France
Soregep s.a.                                                              Lyon                         France
South Western Insurance Group Limited                      ON N6E 1A2     London                       Canada
Southland Life Insurance Company                           GA 30327-4390  Atlanta (Ga.)                United States of America
Spaarfondsen Beheer B.V.                                   1097 DP        Amsterdam                    Netherlands
Spaarfondsen Bewaar B.V.                                   1097 DP        Amsterdam                    Netherlands
Sparre Poort B.V.                                          2595 AS        Den Haag                     Netherlands
Spello PLC                                                 EC2M 5TQ       London                       United Kingdom
Spoolde B.V.                                               2595 AS        Den Haag                     Netherlands
Springfield Capital Management (Jersey) Ltd.               JE2 4SZ        St. Helier, Jersey           United Kingdom
Springfield Capital Management Ltd.                        EC2M 2RP       London                       United Kingdom
Spuise Poort B.V.                                          2595 AS        Den Haag                     Netherlands
St. Maurice Compagnie d'Assurances                         QC J2S 3B3     Saint-Hyacinthe              Canada
Staal Satelliet VI B.V.                                    3584 AA        Utrecht                      Netherlands
Stampida B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Stamveld B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Standaard Hypotheekbank N.V.                               2595 AS        Den Haag                     Netherlands
Stanley G Plantzos Insurance Brokers Pty.                  NSW 2000       Sydney                       Australia
Star Fund Management s.a.                                  1000           Brussels                     Belgium
Steendam Beleggingsmaatschappij Drachten B.V.              1102 MG        Amsterdam Zuidoost           Netherlands
Steenhuis Assurantien en Makelaardij B.V.                  9401BD         Assen                        Netherlands
Steenstaete N.V.                                                          Brugge                       Belgium
Steinsche Gasse GbR                                        60323          Frankfurt am Main            Germany
Stenning & Associates Financial Services Inc. 1)           ON P1B 1G5     North Bay                    Canada
Sterling Developments B.V.                                 2595 AS        Den Haag                     Netherlands
Stibbe Meijster B.V.                                       3011 KD        Rotterdam                    Netherlands
Stichting ING Aandelen                                     1081 KL        Amsterdam                    Netherlands
Stichting Regio Bank                                       1097 DP        Amsterdam                    Netherlands
Stone Lease S.A.                                           1000           Brussels                     Belgium
Storeria B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Straet & Snijder Assurantien B.V.                          6461 XP        Kerkrade                     Netherlands
Stresemannstrasse GbR                                      60323          Frankfurt am Main            Germany
Strokkur B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Sturgeon Falls Insurance Brokers (1985) Ltd. 1)            ON P0H 2G0     Sturgeon Falls               Canada
Successfull Money Management Seninars, Inc                 OR 97062       Tualatin                     United States of America
Sugar Garden B.V.                                          1102 MG        Amsterdam Zuidoost           Netherlands
Sul America Companhia Nacional de Seguros S.A.             20091-000      Rio de Janeiro               Brazil
Sul America Investimentos e Participacoes S.A.             20091-000      Rio de Janeiro               Brazil
Sul America Participacoes S.A.                             20091-000      Rio de Janeiro               Brazil
Sul America S.A.                                           20091-000      Rio de Janeiro               Brazil
Sul America Santa Cruz Participacoes S.A.                  20091-000      Rio de Janeiro               Brazil
Sul America Seguro Saude S.A.                              20091-000      Rio de Janeiro               Brazil
Sul America Servicos Medicos S.A.                          20091-000      Rio de Janeiro               Brazil
Sulasapar Participacoes S.A.                               20091-000      Rio de Janeiro               Brazil
Summa B.V.                                                 1102 MG        Amsterdam Zuidoost           Netherlands
Summit Holding B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
Sunrise Investments B.V.                                   1102 MG        Amsterdam Zuidoost           Netherlands
Super Concepts Pty. Ltd.                                   NSW 2000       Sydney                       Australia
Super Solutions Pty. Limited                               NSW 2000       Sydney                       Australia
Sutherland Beheer B.V.                                     1102 MG        Amsterdam                    Netherlands
Svalbard Beheer B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
Swalmse Poort B.V.                                         2595 AS        Den Haag                     Netherlands
Swinpoort B.V.                                             2595 AS        Den Haag                     Netherlands
Systematized Benefits Administrators, inc.                 CT 06156-1492  Hartford CT                  United States of America
t Oye Deventer B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
T&C Nominees Ltd.                                          EC4M 7DH       London                       United Kingdom
T. Koster Beheer B.V.                                      4205 AX        Gorinchem                    Netherlands
T.B.B. & Heitkamp Assurantien B.V.                         7512 PG        Enschede                     Netherlands
T.L.C. Investments Inc. 1)                                 AB T5S 1P2     Edmonton                     Canada
Tabledo B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Tablero B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Tadavia B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Tailored Investment Notes Trust 1999-1                     CO 80203-5699  Denver (Colorado)            United States of America
Talboom Beheer B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
Tandem Financial Advice Limited                            NSW 2000       Sydney                       Australia
Tapirus B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Tarima B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Tawny Owl Investment Company N.V.                                         Willemstad                   Netherlands Antilles
Technisch Advies Bureau Jaba B.V.                          1102 MG        Amsterdam Zuidoost           Netherlands
Tempero B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Ter Linden en Heijer Holding B.V.                          1102 MG        Amsterdam Zuidoost           Netherlands
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
  Grundbesitzerwerbs KG                                    30159          Hannover                     Germany

-----------------------------------------------------------------------------

Company name                                      Activity
-----------------------------------------------------------------------------
Simonis Beleggingsmaatschappij B.V.               Cash Company
Sinke Beek Beheer B.V.                            Cash Company
Sipororo B.V.                                     Cash Company
Sistarbanc S.R.L.                                 Financial Services
Slivast B.V.                                      Holding
SLR Management (Bermuda) Ltd.                     Real Estate Management
Small Business Publishing B.V.                    Service Company
SNC du Centre Mayol                               Real Estate Investments
SNC Haven                                         Real Estate Investments
SNC Le Dome                                       Real Estate Investments
SNC le Murier                                     Real Estate Investments
SNC Peau Bearn                                    Real Estate Investments
SNC PROMOTION M 7                                 Real Estate Holding
Sneeker Assurantiekantoor de Boer B.V.            Insurance broker
Societe Belge d'Investissement International      Investment Management
Societe de Gestion et de Transport National Inc.  Financial Services
Societe Financiere Europeene (S.F.E.) s.a.        Finance Company
Societe Immobiliere du CEL s.a.r.l.               Financial Services
Sofinvest sa                                      Investment Bank
Sogam s.a.                                        Holding
Soges Fiducem s.a.                                Finance Company
Soges-Ateka s.n.c.                                Financial Services
Soges-Dewaay s.a.                                 Financial Services
Solitario B.V.                                    Cash Company
Sonhold Ltd.                                      Lease
Sopica s.a.                                       Financial Services
Soprofinance (gestion parts SCPI) S.A.            Financial Services
Soregep s.a.                                      Financial Services
South Western Insurance Group Limited             Insurance broker
Southland Life Insurance Company                  Life Insurance
Spaarfondsen Beheer B.V.                          Management Company
Spaarfondsen Bewaar B.V.                          Custody
Sparre Poort B.V.                                 Real Estate Management
Spello PLC                                        Investment Services
Spoolde B.V.                                      Real Estate Management
Springfield Capital Management (Jersey) Ltd.      Financial Services
Springfield Capital Management Ltd.               Financial Services
Spuise Poort B.V.                                 Real Estate Management
St. Maurice Compagnie d'Assurances                Insurance
Staal Satelliet VI B.V.                           Miscellaneous
Stampida B.V.                                     Cash Company
Stamveld B.V.                                     Cash Company
Standaard Hypotheekbank N.V.                      Hypotheek/Mortgage bank
Stanley G Plantzos Insurance Brokers Pty.         Insurance broker
Star Fund Management s.a.                         Finance Company
Steendam Beleggingsmaatschappij Drachten B.V.     Cash Company
Steenhuis Assurantien en Makelaardij B.V.         Insurance broker
Steenstaete N.V.                                  Real Estate Development
Steinsche Gasse GbR                               Miscellaneous
Stenning & Associates Financial Services Inc. 1)  Financial Services
Sterling Developments B.V.                        Real Estate Development
Stibbe Meijster B.V.                              Insurance broker
Stichting ING Aandelen                            Holding
Stichting Regio Bank                              Finance Company
Stone Lease S.A.                                  Lease
Storeria B.V.                                     Holding
Straet & Snijder Assurantien B.V.                 Insurance Agency
Stresemannstrasse GbR                             Real Estate Management
Strokkur B.V.                                     Cash Company
Sturgeon Falls Insurance Brokers (1985) Ltd. 1)   Insurance broker
Successfull Money Management Seninars, Inc        Miscellaneous
Sugar Garden B.V.                                 Cash Company
Sul America Companhia Nacional de Seguros S.A.    Life Insurance
Sul America Investimentos e Participacoes S.A.    Investment Company
Sul America Participacoes S.A.                    Investment Company
Sul America S.A.                                  Holding
Sul America Santa Cruz Participacoes S.A.         Investment Company
Sul America Seguro Saude S.A.                     Holding
Sul America Servicos Medicos S.A.                 Medical Insurance
Sulasapar Participacoes S.A.                      Holding
Summa B.V.                                        Cash Company
Summit Holding B.V.                               Cash Company
Sunrise Investments B.V.                          Cash Company
Super Concepts Pty. Ltd.                          Holding
Super Solutions Pty. Limited                      Service Company
Sutherland Beheer B.V.                            Cash Company
Svalbard Beheer B.V.                              Cash Company
Swalmse Poort B.V.                                Real Estate Exploitation
Swinpoort B.V.                                    Real Estate Development
Systematized Benefits Administrators, inc.        Brokerage
t Oye Deventer B.V.                               Cash Company
T&C Nominees Ltd.                                 Custody
T. Koster Beheer B.V.                             Insurance broker
T.B.B. & Heitkamp Assurantien B.V.                Insurance broker
T.L.C. Investments Inc. 1)                        Holding
Tabledo B.V.                                      Cash Company
Tablero B.V.                                      Real Estate Management
Tadavia B.V.                                      Cash Company
Tailored Investment Notes Trust 1999-1            Trust Company
Talboom Beheer B.V.                               Cash Company
Tandem Financial Advice Limited                   Investment Advisory
Tapirus B.V.                                      Cash Company
Tarima B.V.                                       Cash Company
Tawny Owl Investment Company N.V.                 Investment Services
Technisch Advies Bureau Jaba B.V.                 Cash Company
Tempero B.V.                                      Cash Company
Ter Linden en Heijer Holding B.V.                 Cash Company
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
  Grundbesitzerwerbs KG                           Real Estate Management

------------------------------------------------------------------------------------------------------------------------------------

Company name                                      Parent 1                                                % owned
------------------------------------------------------------------------------------------------------------------------------------
Simonis Beleggingsmaatschappij B.V.               ING Prena B.V.                                           100.00
Sinke Beek Beheer B.V.                            ING Prena B.V.                                           100.00
Sipororo B.V.                                     ING Prena B.V.                                           100.00
Sistarbanc S.R.L.                                 ING Bank (Uruguay) S.A.                                   11.11
Slivast B.V.                                      ING Bank N.V.                                            100.00
SLR Management (Bermuda) Ltd.                     ING America Insurance Holdings, Inc.                     100.00
Small Business Publishing B.V.                    Postbank N.V.                                            100.00
SNC du Centre Mayol                               SNC Haven                                                100.00
SNC Haven                                         Hoogoorddreef I B.V.                                      60.00
SNC Le Dome                                       S.A. du 42 Avenue Kleber                                  75.00
SNC le Murier                                     S.N.C. Blijenhoek Staete et Cie                            4.00
SNC Peau Bearn                                    S.A. du 42 Avenue Kleber                                 100.00
SNC PROMOTION M 7                                 ING Paris Rive Gauche S.A.S.                              50.00
Sneeker Assurantiekantoor de Boer B.V.            Belhaska XI B.V.                                         100.00
Societe Belge d'Investissement International      ING Belgique S.A.                                          5.96
Societe de Gestion et de Transport National Inc.  La Compagnie d'Assurances Belair                         100.00
Societe Financiere Europeene (S.F.E.) s.a.        ING Belgique S.A.                                         11.11
Societe Immobiliere du CEL s.a.r.l.               CEL Data Services S.A.                                   100.00
Sofinvest sa                                      ING Belgique S.A.                                         35.30
Sogam s.a.                                        ING Belgique S.A.                                        100.00
Soges Fiducem s.a.                                ING Belgique S.A.                                        100.00
Soges-Ateka s.n.c.                                Soges Fiducem s.a.                                        50.00
Soges-Dewaay s.a.                                 Soges Fiducem s.a.                                       100.00
Solitario B.V.                                    ING Prena B.V.                                           100.00
Sonhold Ltd.                                      ING Lease (UK) Limited                                   100.00
Sopica s.a.                                       Banque Bruxelles Lambert France S.A.                      99.94
Soprofinance (gestion parts SCPI) S.A.            Banque Bruxelles Lambert France S.A.                      10.42
Soregep s.a.                                      Banque Bruxelles Lambert France S.A.                      30.00
South Western Insurance Group Limited             1418583 Ontario Ltd.                                     100.00
Southland Life Insurance Company                  ING America Life Corporation                             100.00
Spaarfondsen Beheer B.V.                          InterAdvies N.V.                                         100.00
Spaarfondsen Bewaar B.V.                          InterAdvies N.V.                                         100.00
Sparre Poort B.V.                                 ING Real Estate Leasing B.V.                             100.00
Spello PLC                                        ING Baring Holding Nederland B.V.                        100.00
Spoolde B.V.                                      ING Real Estate Leasing B.V.                             100.00
Springfield Capital Management (Jersey) Ltd.      Caisse Privee - Paul Van Den Bosch, Jean Cruysmans & Co   84.62
Springfield Capital Management Ltd.               Williams de Broe Holdings Ltd                            100.00
Spuise Poort B.V.                                 ING Real Estate Leasing B.V.                             100.00
St. Maurice Compagnie d'Assurances                ING Insurance Company of Canada                          100.00
Staal Satelliet VI B.V.                           Algemene Beleggingsmaatschappij CenE Bankiers B.V.       100.00
Stampida B.V.                                     ING Prena B.V.                                           100.00
Stamveld B.V.                                     ING Prena B.V.                                           100.00
Standaard Hypotheekbank N.V.                      Algemeene Waarborgmaatschappij N.V.                      100.00
Stanley G Plantzos Insurance Brokers Pty.         Austbrokers Holdings Ltd.                                100.00
Star Fund Management s.a.                         ING Belgique S.A.                                         51.69
Steendam Beleggingsmaatschappij Drachten B.V.     ING Prena B.V.                                           100.00
Steenhuis Assurantien en Makelaardij B.V.         B.V. Algemene Beleggingsmaatschappij Reigerdaal          100.00
Steenstaete N.V.                                  Amersfoort-Staete B.V.                                     6.00
Steinsche Gasse GbR                               ING-BHF Bank AG                                           98.23
Stenning & Associates Financial Services Inc. 1)  Equisure Insurance Services Ltd.                          50.00
Sterling Developments B.V.                        Cofiton B.V.                                             100.00
Stibbe Meijster B.V.                              Belhaska XI B.V.                                           2.85
Stichting ING Aandelen                            ?                                                            --
Stichting Regio Bank                              ?                                                            --
Stone Lease S.A.                                  ING Lease Belgium S.A.                                   100.00
Storeria B.V.                                     ING Bank N.V.                                            100.00
Straet & Snijder Assurantien B.V.                 Belhaska XI B.V.                                         100.00
Stresemannstrasse GbR                             ING-BHF Bank AG                                           98.23
Strokkur B.V.                                     ING Prena B.V.                                           100.00
Sturgeon Falls Insurance Brokers (1985) Ltd. 1)   Equisure Insurance Services Ltd.                         100.00
Successfull Money Management Seninars, Inc        Lion Connecticut Holdings Inc.                           100.00
Sugar Garden B.V.                                 ING Prena B.V.                                           100.00
Sul America Companhia Nacional de Seguros S.A.    Sul America S.A.                                          13.30
Sul America Investimentos e Participacoes S.A.    Sul America Companhia Nacional de Seguros S.A.            45.00
Sul America Participacoes S.A.                    Sul America Seguro Saude S.A.                             45.00
Sul America S.A.                                  ING Insurance International B.V.                          29.00
Sul America Santa Cruz Participacoes S.A.         Sul America Companhia Nacional de Seguros S.A.            45.00
Sul America Seguro Saude S.A.                     Sul America S.A.                                          23.00
Sul America Servicos Medicos S.A.                 Sul America Seguro Saude S.A.                             45.00
Sulasapar Participacoes S.A.                      ING Insurance International B.V.                          45.00
Summa B.V.                                        ING Prena B.V.                                           100.00
Summit Holding B.V.                               ING Prena B.V.                                           100.00
Sunrise Investments B.V.                          ING Prena B.V.                                           100.00
Super Concepts Pty. Ltd.                          ING Life Limited                                          40.00
Super Solutions Pty. Limited                      Super Concepts Pty. Ltd.                                 100.00
Sutherland Beheer B.V.                            ING Prena B.V.                                            96.15
Svalbard Beheer B.V.                              ING Prena B.V.                                           100.00
Swalmse Poort B.V.                                ING Real Estate Leasing B.V.                             100.00
Swinpoort B.V.                                    MBO Kousteensedijk Holding B.V.                          100.00
Systematized Benefits Administrators, inc.        ING Services Holding Company (Connecticut), Inc.         100.00
t Oye Deventer B.V.                               ING Prena B.V.                                           100.00
T&C Nominees Ltd.                                 Charterhouse Securities Ltd.                             100.00
T. Koster Beheer B.V.                             ING Verzekeringen N.V.                                   100.00
T.B.B. & Heitkamp Assurantien B.V.                Belhaska XI B.V.                                         100.00
T.L.C. Investments Inc. 1)                        Equisure Financial Network, Inc.                          49.00
Tabledo B.V.                                      ING Prena B.V.                                           100.00
Tablero B.V.                                      ING Bank N.V.                                            100.00
Tadavia B.V.                                      ING Prena B.V.                                           100.00
Tailored Investment Notes Trust 1999-1            Security Life of Denver Insurance Company                100.00
Talboom Beheer B.V.                               ING Prena B.V.                                           100.00
Tandem Financial Advice Limited                   ING Life Limited                                         100.00
Tapirus B.V.                                      ING Prena B.V.                                           100.00
Tarima B.V.                                       ING Prena B.V.                                           100.00
Tawny Owl Investment Company N.V.                 CenE Bankiers Holding N.V.                               100.00
Technisch Advies Bureau Jaba B.V.                 ING Prena B.V.                                           100.00
Tempero B.V.                                      ING Prena B.V.                                           100.00
Ter Linden en Heijer Holding B.V.                 ING Prena B.V.                                           100.00
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
  Grundbesitzerwerbs KG                           Deutsche Hypothekenbank (Aktien-Gesellschaft)             82.70

------------------------------------------------------------------------------------------------------------------------------------

Company name                                      Parent 2                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Simonis Beleggingsmaatschappij B.V.
Sinke Beek Beheer B.V.
Sipororo B.V.
Sistarbanc S.R.L.
Slivast B.V.
SLR Management (Bermuda) Ltd.
Small Business Publishing B.V.
SNC du Centre Mayol
SNC Haven
SNC Le Dome
SNC le Murier                                     S.A. du 59 Avenue d'Iena                         25.00
SNC Peau Bearn
SNC PROMOTION M 7
Sneeker Assurantiekantoor de Boer B.V.
Societe Belge d'Investissement International
Societe de Gestion et de Transport National Inc.
Societe Financiere Europeene (S.F.E.) s.a.
Societe Immobiliere du CEL s.a.r.l.
Sofinvest sa
Sogam s.a.
Soges Fiducem s.a.
Soges-Ateka s.n.c.
Soges-Dewaay s.a.
Solitario B.V.
Sonhold Ltd.
Sopica s.a.
Soprofinance (gestion parts SCPI) S.A.
Soregep s.a.
South Western Insurance Group Limited
Southland Life Insurance Company
Spaarfondsen Beheer B.V.
Spaarfondsen Bewaar B.V.
Sparre Poort B.V.
Spello PLC
Spoolde B.V.
Springfield Capital Management (Jersey) Ltd.
Springfield Capital Management Ltd.
Spuise Poort B.V.
St. Maurice Compagnie d'Assurances
Staal Satelliet VI B.V.
Stampida B.V.
Stamveld B.V.
Standaard Hypotheekbank N.V.
Stanley G Plantzos Insurance Brokers Pty.
Star Fund Management s.a.
Steendam Beleggingsmaatschappij Drachten B.V.
Steenhuis Assurantien en Makelaardij B.V.
Steenstaete N.V.                                  N.V. Square Montgomery                           88.00
Steinsche Gasse GbR                               Frankfurt Grundbesitz GmbH                        1.14
Stenning & Associates Financial Services Inc. 1)
Sterling Developments B.V.
Stibbe Meijster B.V.                              Oostermij B.V.                                   97.15
Stichting ING Aandelen
Stichting Regio Bank
Stone Lease S.A.
Storeria B.V.
Straet & Snijder Assurantien B.V.
Stresemannstrasse GbR                             Frankfurt Grundbesitz GmbH                        1.14
Strokkur B.V.
Sturgeon Falls Insurance Brokers (1985) Ltd. 1)
Successfull Money Management Seninars, Inc
Sugar Garden B.V.
Sul America Companhia Nacional de Seguros S.A.    Saepar Servicos e Participacoes S.A.             31.70
Sul America Investimentos e Participacoes S.A.
Sul America Participacoes S.A.
Sul America S.A.                                  Sulasapar Participacoes S.A.                     20.00
Sul America Santa Cruz Participacoes S.A.
Sul America Seguro Saude S.A.                     Sul America Companhia Nacional de Seguros S.A.   22.00
Sul America Servicos Medicos S.A.
Sulasapar Participacoes S.A.
Summa B.V.
Summit Holding B.V.
Sunrise Investments B.V.
Super Concepts Pty. Ltd.                          Austadvisers Equity Pty Limited                  60.00
Super Solutions Pty. Limited
Sutherland Beheer B.V.
Svalbard Beheer B.V.
Swalmse Poort B.V.
Swinpoort B.V.
Systematized Benefits Administrators, inc.
t Oye Deventer B.V.
T&C Nominees Ltd.
T. Koster Beheer B.V.
T.B.B. & Heitkamp Assurantien B.V.
T.L.C. Investments Inc. 1)
Tabledo B.V.
Tablero B.V.
Tadavia B.V.
Tailored Investment Notes Trust 1999-1
Talboom Beheer B.V.
Tandem Financial Advice Limited
Tapirus B.V.
Tarima B.V.
Tawny Owl Investment Company N.V.
Technisch Advies Bureau Jaba B.V.
Tempero B.V.
Ter Linden en Heijer Holding B.V.
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
  Grundbesitzerwerbs KG
------------------------------------------------------------------------------------------------------------------------------------

Company name                                      Parent 3          % owned
------------------------------------------------------------------------------------------------------------------------------------
Simonis Beleggingsmaatschappij B.V.
Sinke Beek Beheer B.V.
Sipororo B.V.
Sistarbanc S.R.L.
Slivast B.V.
SLR Management (Bermuda) Ltd.
Small Business Publishing B.V.
SNC du Centre Mayol
SNC Haven
SNC Le Dome
SNC le Murier
SNC Peau Bearn
SNC PROMOTION M 7
Sneeker Assurantiekantoor de Boer B.V.
Societe Belge d'Investissement International
Societe de Gestion et de Transport National Inc.
Societe Financiere Europeene (S.F.E.) s.a.
Societe Immobiliere du CEL s.a.r.l.
Sofinvest sa
Sogam s.a.
Soges Fiducem s.a.
Soges-Ateka s.n.c.
Soges-Dewaay s.a.
Solitario B.V.
Sonhold Ltd.
Sopica s.a.
Soprofinance (gestion parts SCPI) S.A.
Soregep s.a.
South Western Insurance Group Limited
Southland Life Insurance Company
Spaarfondsen Beheer B.V.
Spaarfondsen Bewaar B.V.
Sparre Poort B.V.
Spello PLC
Spoolde B.V.
Springfield Capital Management (Jersey) Ltd.
Springfield Capital Management Ltd.
Spuise Poort B.V.
St. Maurice Compagnie d'Assurances
Staal Satelliet VI B.V.
Stampida B.V.
Stamveld B.V.
Standaard Hypotheekbank N.V.
Stanley G Plantzos Insurance Brokers Pty.
Star Fund Management s.a.
Steendam Beleggingsmaatschappij Drachten B.V.
Steenhuis Assurantien en Makelaardij B.V.
Steenstaete N.V.                                  BOZ B.V.             6.00
Steinsche Gasse GbR
Stenning & Associates Financial Services Inc. 1)
Sterling Developments B.V.
Stibbe Meijster B.V.
Stichting ING Aandelen
Stichting Regio Bank
Stone Lease S.A.
Storeria B.V.
Straet & Snijder Assurantien B.V.
Stresemannstrasse GbR
Strokkur B.V.
Sturgeon Falls Insurance Brokers (1985) Ltd. 1)
Successfull Money Management Seninars, Inc
Sugar Garden B.V.
Sul America Companhia Nacional de Seguros S.A.
Sul America Investimentos e Participacoes S.A.
Sul America Participacoes S.A.
Sul America S.A.
Sul America Santa Cruz Participacoes S.A.
Sul America Seguro Saude S.A.
Sul America Servicos Medicos S.A.
Sulasapar Participacoes S.A.
Summa B.V.
Summit Holding B.V.
Sunrise Investments B.V.
Super Concepts Pty. Ltd.
Super Solutions Pty. Limited
Sutherland Beheer B.V.
Svalbard Beheer B.V.
Swalmse Poort B.V.
Swinpoort B.V.
Systematized Benefits Administrators, inc.
t Oye Deventer B.V.
T&C Nominees Ltd.
T. Koster Beheer B.V.
T.B.B. & Heitkamp Assurantien B.V.
T.L.C. Investments Inc. 1)
Tabledo B.V.
Tablero B.V.
Tadavia B.V.
Tailored Investment Notes Trust 1999-1
Talboom Beheer B.V.
Tandem Financial Advice Limited
Tapirus B.V.
Tarima B.V.
Tawny Owl Investment Company N.V.
Technisch Advies Bureau Jaba B.V.
Tempero B.V.
Ter Linden en Heijer Holding B.V.
Terra Grundbesitsgesellschaft am Aegi mbH & Co.
  Grundbesitzerwerbs KG

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Terra Grundbesitzgesellschaft am Aegi mbH                  GmbH        20002640    82.70   Georgsplatz 8
Tessara Zaanlandia B.V.                                    B.V.        20001492    98.78   Bijlmerplein 888
Th. van den Akker Beheer B.V.                              B.V.        20002163   100.00   Bijlmerplein 888
Thames Poort B.V.                                          B.V.        20001977   100.00   Schenkkade 65
Thames River Traditional Fund Plc.                         Plc.                       -    IFSC House, International Financial
                                                                                             Services Centre
The Asia Pacific Fund Inc. (BAM)                           Inc.        Cusip
                                                                         044901106    -    Gateway Center Three, 100 Mulberry Street
The Baring Emerging Europe Trust Plc.                      Plc.        Sedol
                                                                         0087229      -
The CGT Trust                                              Trust       50000383   100.00   1475 Dunwoody Drive
The Egyptian Growth Investment Copany Limited              Ltd.                        -   Barfield House, St Julians Avenue
The Greater China Fund Inc. (BAM)                          Inc.        Sedol
                                                                         2383606      - 1  285 Avenue of the Americas
The IT-Concord MISR Technology Venture Capital Fund                                    -   Barfield House, St Julians Avenue
The New Providence Insurance Co. Ltd                       Ltd.        50000217   100.00   20 Washington Avenue South
The Nordic Insurance Company of Canada                                            100.00   75 Eglington Avenue East
The Prospect of Japan Fund Limited                         Ltd.                        -   Barfield House, St Julians Avenue
The Seven Provinces International B.V.                     B.V.        10000689   100.00   Prinses Beatrixlaan 15
The UBK French Property Company Limited                    Ltd.                        -   Barfield House, St Julians Avenue
Theo Kentie Design B.V.                                    B.V.        20001668   100.00   Bijlmerplein 888
Theo Tuerlings B.V.                                        B.V.        50000074   100.00   Bijlmerplein 888
Theo Tuerlings Beheer B.V.                                 B.V.        50000575   100.00   Bijlmerplein 888
THG Beteiligungsverwaltung GmbH                            GmbH        50000249    48.54   Alstertor 17
Tiberia B.V.                                               B.V.        20000752   100.00   Bijlmerplein 888
Ticket BBL Travel S.A.                                     S.A.        50000658    50.00   24 Avenue Marnix
Titrisation Belge - Effectisering S.A.                     S.A.        20002109   100.00   Montagne du Parc 3
Tolinea B.V.                                               B.V.        20000435   100.00   Bijlmerplein 888
Top Lease B.V.                                             B.V.        50001212   100.00   Takkebijsters 59
Top Lease Belgium N.V.                                     N.V.        50001221   100.00   Uilenbaan 196
Trabanca B.V.                                              B.V.        20001578   100.00   Bijlmerplein 888
Trafalgar Representatives Ltd                              Ltd.        50001388   100.00   Barfield House, St Julians Avenue
Tranent B.V.                                               B.V.        20001476    79.41   Bijlmerplein 888
Trasgo B.V.                                                B.V.        20001234   100.00   Bijlmerplein 888
Traslado B.V.                                              B.V.        20001084   100.00   Bijlmerplein 888
Treetop B.V.                                               B.V.        20001424   100.00   Bijlmerplein 888
Trenorth Pty Ltd                                           Ltd.        50000356   100.00   Level 13, 347 Kent Street
Tricor B.V.                                                B.V.        20001802   100.00   Bijlmerplein 888
Tripolis A C.V.                                            C.V.        40000242        -   Schenkkade 65
Tripolis B C.V.                                            C.V.        40000243        -   Schenkkade 65
Tripolis C C.V.                                            C.V.        40000244        -   Schenkkade 65
Tripolis IJsbaanpad Beheer A I B.V.                        B.V.        40000229   100.00   Schenkkade 65
Tripolis IJsbaanpad Beheer A II B.V.                       B.V.        40000230   100.00   Schenkkade 65
Tripolis IJsbaanpad Beheer B I B.V.                        B.V.        40000231   100.00   Schenkkade 65
Tripolis IJsbaanpad Beheer B II B.V.                       B.V.        40000232   100.00   Schenkkade 65
Tripolis IJsbaanpad Beheer C I B.V.                        B.V.        40000233   100.00   Schenkkade 65
Tripolis IJsbaanpad Beheer C II B.V.                       B.V.        40000234   100.00   Schenkkade 65
Tripolis Vastgoed B.V.                                     B.V.        40000102   100.00   Schenkkade 65
Tripudio B.V.                                              B.V.        20000412   100.00   Bijlmerplein 888
Trituris B.V.                                              B.V.        20000450   100.00   Bijlmerplein 888
Truchot Limited                                            Ltd.        20001373   100.00   St. Julians Avenue
Truckstar Holding B.V.                                     B.V.        20001908   100.00   Bijlmerplein 888
Trust Maatschappij ING Bank B.V.                           B.V.        20000024   100.00   Prinses Irenestraat 61
Tucker Roberts Tierney & Wilson Limited 1)                 Ltd.                    49.00   334 Churchill Avenue North
Tucupido B.V.                                              B.V.        20001154   100.00   Bijlmerplein 888
Tunnel onder de Noord B.V.                                 B.V.        20000457   100.00   Bijlmerplein 888
U. Ringsma Beheer B.V.                                     B.V.        20001632   100.00   Bijlmerplein 888
UC Mortgage Corporation                                    Inc.        50000384   100.00   909 Locust Street
Uiterwijk Winkel Verzekeringen B.V.                        B.V.        10001331   100.00   Hoofdstraat 112
ULG Federated International Management Sd. Bhd.            Berhad      50001034   100.00   601, Block D, Phileo Damansara 1, No. 9,
                                                                                             Jalan 16/11, Off Jalan Damansara
Union Investment Company Pty Ltd                           Ltd.        50000357   100.00   Level 13, 347 Kent Street
United Life & Annuity Insurance Company                    Inc.        50000219   100.00   909 Locust Street
United Variable Services inc.                              Inc.        50000307   100.00   1475 Dunwoody Drive
Unitres Beheer B.V.                                        B.V.        20002015   100.00   Bijlmerplein 888
Unitres Holding B.V.                                       B.V.        20001800   100.00   Bijlmerplein 888
USG Annuity & Life Company                                             50000218   100.00   909 Locust Street
UTA Finanz und Leasing GmbH                                GmbH        20001146    70.00   Mainparkstrasse 2-4
Utrechtse Participatiemaatschappij B.V.                    B.V.        20000609    25.00
Utrechtse Poort B.V.                                       B.V.        20001978   100.00   Schenkkade 65
V.O.F. Winkelcentrum Markt Noorderpromenade Drachten       V.O.F.      20000763    50.00
V.R. & V.C. Holding B.V.                                   B.V.        10001352   100.00   Amstelveenseweg 500
Vaderlandsche Hypotheekbank N.V.                           N.V.        20001921   100.00   Schenkkade 65
Valeron B.V.                                               B.V.        20001641   100.00   Bijlmerplein 888
Valis B.V.                                                 B.V.        50000576   100.00   Bijlmerplein 888
Valores Consolidados                                       S.A.
                                                           de C.V.                 99.90   Periferico Sur 3325, 10th Floor, Col. San
                                                                                             Geranimo Aculco
Valpacos B.V.                                              B.V.        20001666   100.00   Bijlmerplein 888
Van den Brink & Schuiteman Assurantien B.V.                B.V.        10001280   100.00   Dorpstraat 113
Van den Heuvel Beheer B.V.                                 B.V.        20001640   100.00   Bijlmerplein 888
Van der Ham Rhijngouw Assurantien B.V.                     B.V.        10001295   100.00   Kerkweg-Oost 151D
Van der Hoek Adviesgroep B.V.                              B.V.        10001314   100.00   Torenstraat 77
Van Deursen & De Jong Assurantien B.V.                     B.V.        10001284   100.00   Nieuwe Markt 67C
Van Duin & Molenaar Assurantien B.V.                       B.V.        10001285   100.00   Noorderstraat 46
Van Loon Beheer B.V.                                       B.V.        20001542   100.00   Bijlmerplein 888
Van Maaren Beheer B.V.                                     B.V.        50000569   100.00   Bijlmerplein 888
Van Meulen Assurantien B.V.                                B.V.        10001308   100.00   Deventerstraat 35
Van Rensch Groep B.V.                                      B.V.        10001313   100.00   Hoofdstraat 19
Van Thuringen B.V.                                         B.V.        50000793   100.00   Karspeldreef 14
Van Zwamen Holding B.V.                                    B.V.        20001606   100.00   Bijlmerplein 888
Vastgoed De Appelaar B.V.                                  B.V.        40000199   100.00   Schenkkade 65
Vastgoed De Appelaar Holding B.V.                          B.V.        40000201   100.00   Schenkkade 65
Vastgoed De Brink B.V.                                     B.V.        40000200   100.00   Schenkkade 65
Vastgoed IJburg B.V.                                       B.V.        40000260   100.00   Schenkkade 65
Vastgoed Visarenddreef B.V.                                B.V.        40000224   100.00   Schenkkade 65

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Company name                                               Postal Code    City                         Country
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
Terra Grundbesitzgesellschaft am Aegi mbH                  30159          Hannover                     Germany
Tessara Zaanlandia B.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
Th. van den Akker Beheer B.V.                              1102 mg        Amsterdam ZO                 Netherlands
Thames Poort B.V.                                          2595 AS        Den Haag                     Netherlands
Thames River Traditional Fund Plc.                         1              Dublin                       Ireland
The Asia Pacific Fund Inc. (BAM)                           NJ 07102-4077  Newark NJ                    United States of America
The Baring Emerging Europe Trust Plc.                                                                  United States of America
The CGT Trust                                              PA 19380       West Chester                 United States of America
The Egyptian Growth Investment Copany Limited              GY 3QL         St. Peter Port, Guernsey     United Kingdom
The Greater China Fund Inc. (BAM)                          NY 10019       New York                     United States of America
The IT-Concord MISR Technology Venture Capital Fund        GY 3QL         St. Peter Port, Guernsey     United Kingdom
The New Providence Insurance Co. Ltd                       MN 55401       Minneapolis                  United States of America
The Nordic Insurance Company of Canada                     M4P 3A4        Toronto                      Canada
The Prospect of Japan Fund Limited                         GY 3QL         St. Peter Port, Guernsey     United Kingdom
The Seven Provinces International B.V.                     2595 AK        Den Haag                     Netherlands
The UBK French Property Company Limited                    GY 3QL         St. Peter Port, Guernsey     United Kingdom
Theo Kentie Design B.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
Theo Tuerlings B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
Theo Tuerlings Beheer B.V.                                 1102 MG        Amsterdam Zuidoost           Netherlands
THG Beteiligungsverwaltung GmbH                            20095          Hamburg                      Germany
Tiberia B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Ticket BBL Travel S.A.                                     1000           Brussels                     Belgium
Titrisation Belge - Effectisering S.A.                     1000           Brussels                     Belgium
Tolinea B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Top Lease B.V.                                             4817 BL        Breda                        Netherlands
Top Lease Belgium N.V.                                     2160           Wommelgem                    Belgium
Trabanca B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Trafalgar Representatives Ltd                              GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Tranent B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Trasgo B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Traslado B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Treetop B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Trenorth Pty Ltd                                           NSW 2000       Sydney                       Australia
Tricor B.V.                                                1102 MG        Amsterdam Zuidoost           Netherlands
Tripolis A C.V.                                            2595 AS        Den Haag                     Netherlands
Tripolis B C.V.                                            2595 AS        Den Haag                     Netherlands
Tripolis C C.V.                                            2595 AS        Den Haag                     Netherlands
Tripolis IJsbaanpad Beheer A I B.V.                        2595 AS        Den Haag                     Netherlands
Tripolis IJsbaanpad Beheer A II B.V.                       2595 AS        Den Haag                     Netherlands
Tripolis IJsbaanpad Beheer B I B.V.                        2595 AS        Den Haag                     Netherlands
Tripolis IJsbaanpad Beheer B II B.V.                       2595 AS        Den Haag                     Netherlands
Tripolis IJsbaanpad Beheer C I B.V.                        2595 AS        Den Haag                     Netherlands
Tripolis IJsbaanpad Beheer C II B.V.                       2595 AS        Den Haag                     Netherlands
Tripolis Vastgoed B.V.                                     2595 AS        Den Haag                     Netherlands
Tripudio B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Trituris B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Truchot Limited                                            GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Truckstar Holding B.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
Trust Maatschappij ING Bank B.V.                           1077 WV        Amsterdam                    Netherlands
Tucker Roberts Tierney & Wilson Limited 1)                 ON K1Z 5B9     Ottawa                       Canada
Tucupido B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Tunnel onder de Noord B.V.                                 1102 MG        Amsterdam Zuidoost           Netherlands
U. Ringsma Beheer B.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
UC Mortgage Corporation                                    IA 50309       Des Moines                   United States of America
Uiterwijk Winkel Verzekeringen B.V.                        7901 JV        Hoogeveen                    Netherlands
ULG Federated International Management Sd. Bhd.            46350          Petaling Jaya                Malaysia
Union Investment Company Pty Ltd                           NSW 2000       Sydney                       Australia
United Life & Annuity Insurance Company                    IA 50309       Des Moines                   United States of America
United Variable Services inc.                              PA 19380       West Chester                 United States of America
Unitres Beheer B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
Unitres Holding B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
USG Annuity & Life Company                                 IA 50309       Des Moines                   United States of America
UTA Finanz und Leasing GmbH                                D-63801        Kleinostheim                 Germany
Utrechtse Participatiemaatschappij B.V.                                   Utrecht                      Netherlands
Utrechtse Poort B.V.                                       2595 AS        Den Haag                     Netherlands
V.O.F. Winkelcentrum Markt Noorderpromenade Drachten                      Drachten                     Netherlands
V.R. & V.C. Holding B.V.                                   1081 KL        Amsterdam                    Netherlands
Vaderlandsche Hypotheekbank N.V.                           2595 AS        Den Haag                     Netherlands
Valeron B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Valis B.V.                                                 1102 MG        Amsterdam Zuidoost           Netherlands
Valores Consolidados                                       10400          Mexico City                  Mexico
Valpacos B.V.                                              1102 MG        Amsterdam Zuidoost           Netherlands
Van den Brink & Schuiteman Assurantien B.V.                3881 BC        Putten                       Netherlands
Van den Heuvel Beheer B.V.                                 1102 MG        Amsterdam Zuidoost           Netherlands
Van der Ham Rhijngouw Assurantien B.V.                     2741 HC        Waddinxveen                  Netherlands
Van der Hoek Adviesgroep B.V.                              3281 XN        Numansdorp                   Netherlands
Van Deursen & De Jong Assurantien B.V.                     4701 AD        Roosendaal                   Netherlands
Van Duin & Molenaar Assurantien B.V.                       1621HV         Hoorn                        Netherlands
Van Loon Beheer B.V.                                       1102 MG        Amsterdam Zuidoost           Netherlands
Van Maaren Beheer B.V.                                     1102 MG        Amsterdam Zuidoost           Netherlands
Van Meulen Assurantien B.V.                                7311 LT        Apeldoorn                    Netherlands
Van Rensch Groep B.V.                                      5961 EX        Horst                        Netherlands
Van Thuringen B.V.                                         1101 CK        Amsterdam                    Netherlands
Van Zwamen Holding B.V.                                    1102 MG        Amsterdam Zuidoost           Netherlands
Vastgoed De Appelaar B.V.                                  2595 AS        Den Haag                     Netherlands
Vastgoed De Appelaar Holding B.V.                          2595 AS        Den Haag                     Netherlands
Vastgoed De Brink B.V.                                     2509 AS        Den Haag                     Netherlands
Vastgoed IJburg B.V.                                       2595 AS        Den Haag                     Netherlands
Vastgoed Visarenddreef B.V.                                2595 AS        Den Haag                     Netherlands

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Company name                                           Activity
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
Terra Grundbesitzgesellschaft am Aegi mbH              Real Estate Management
Tessara Zaanlandia B.V.                                Cash Company
Th. van den Akker Beheer B.V.                          Cash Company
Thames Poort B.V.                                      Real Estate Management
Thames River Traditional Fund Plc.                     Investment fund
The Asia Pacific Fund Inc. (BAM)                       BAM Managed Investment fund
The Baring Emerging Europe Trust Plc.                  Investment fund
The CGT Trust                                          Trust Company
The Egyptian Growth Investment Copany Limited          Investment fund
The Greater China Fund Inc. (BAM)                      Investment fund
The IT-Concord MISR Technology Venture Capital Fund    Investment fund
The New Providence Insurance Co. Ltd                   Life Insurance
The Nordic Insurance Company of Canada                 Life Insurance
The Prospect of Japan Fund Limited                     Investment Fund
The Seven Provinces International B.V.                 Capital Markets
The UBK French Property Company Limited                Investment Fund
Theo Kentie Design B.V.                                Cash Company
Theo Tuerlings B.V.                                    Cash Company
Theo Tuerlings Beheer B.V.                             Cash Company
THG Beteiligungsverwaltung GmbH
Tiberia B.V.                                           Cash Company
Ticket BBL Travel S.A.                                 Service Company
Titrisation Belge - Effectisering S.A.                 Central purchasing
Tolinea B.V.                                           Real Estate Management
Top Lease B.V.                                         Lease
Top Lease Belgium N.V.                                 Lease
Trabanca B.V.                                          Cash Company
Trafalgar Representatives Ltd                          Custody
Tranent B.V.                                           Cash Company
Trasgo B.V.                                            Cash Company
Traslado B.V.                                          Cash Company
Treetop B.V.                                           Cash Company
Trenorth Pty Ltd                                       Real Estate: General
Tricor B.V.                                            Cash Company
Tripolis A C.V.                                        Real Estate Management
Tripolis B C.V.                                        Real Estate Management
Tripolis C C.V.                                        Real Estate Management
Tripolis IJsbaanpad Beheer A I B.V.                    Real Estate Management
Tripolis IJsbaanpad Beheer A II B.V.                   Real Estate Management
Tripolis IJsbaanpad Beheer B I B.V.                    Real Estate Management
Tripolis IJsbaanpad Beheer B II B.V.                   Real Estate Management
Tripolis IJsbaanpad Beheer C I B.V.                    Real Estate Management
Tripolis IJsbaanpad Beheer C II B.V.                   Real Estate Management
Tripolis Vastgoed B.V.                                 Real Estate Management
Tripudio B.V.                                          Dormant
Trituris B.V.                                          Cash Company
Truchot Limited                                        Management Company (general)
Truckstar Holding B.V.                                 Cash Company
Trust Maatschappij ING Bank B.V.                       Trust Company
Tucker Roberts Tierney & Wilson Limited 1)             Insurance broker
Tucupido B.V.                                          Cash Company
Tunnel onder de Noord B.V.                             Management Company (general)
U. Ringsma Beheer B.V.                                 Cash Company
UC Mortgage Corporation                                Mortgage Bank
Uiterwijk Winkel Verzekeringen B.V.                    Insurance Agency
ULG Federated International Management Sd. Bhd.        Dormant Company
Union Investment Company Pty Ltd                       Management Company (general)
United Life & Annuity Insurance Company                Life Insurance
United Variable Services inc.                          Financial Services
Unitres Beheer B.V.                                    Cash Company
Unitres Holding B.V.                                   Cash Company
USG Annuity & Life Company                             Life Insurance
UTA Finanz und Leasing GmbH                            Lease
Utrechtse Participatiemaatschappij B.V.                Venture Capital
Utrechtse Poort B.V.                                   Real Estate Management
V.O.F. Winkelcentrum Markt Noorderpromenade Drachten   Operation Company (general)
V.R. & V.C. Holding B.V.                               Insurance Agency
Vaderlandsche Hypotheekbank N.V.                       Mortgage Bank
Valeron B.V.                                           Cash Company
Valis B.V.                                             Cash Company
Valores Consolidados                                   Holding
Valpacos B.V.                                          Cash Company
Van den Brink & Schuiteman Assurantien B.V.            Insurance Agency
Van den Heuvel Beheer B.V.                             Cash Company
Van der Ham Rhijngouw Assurantien B.V.                 Insurance Agency
Van der Hoek Adviesgroep B.V.                          Insurance Agency
Van Deursen & De Jong Assurantien B.V.                 Insurance Agency
Van Duin & Molenaar Assurantien B.V.                   Insurance Agency
Van Loon Beheer B.V.                                   Cash Company
Van Maaren Beheer B.V.                                 Cash Company
Van Meulen Assurantien B.V.                            Insurance Agency
Van Rensch Groep B.V.                                  Insurance Agency
Van Thuringen B.V.                                     Lease
Van Zwamen Holding B.V.                                Cash Company
Vastgoed De Appelaar B.V.                              Real Estate Development
Vastgoed De Appelaar Holding B.V.                      Real Estate Development
Vastgoed De Brink B.V.                                 Real Estate Development
Vastgoed IJburg B.V.                                   Real Estate Soil
Vastgoed Visarenddreef B.V.                            Real Estate Buildings

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Company name                                           Parent 1                                             % owned
------------------------------------------------------------------------------------------------------------------------------------
Terra Grundbesitzgesellschaft am Aegi mbH              Deutsche Hypothekenbank (Aktien-Gesellschaft)          82.70
Tessara Zaanlandia B.V.                                ING Prena B.V.                                         98.78
Th. van den Akker Beheer B.V.                          ING Prena B.V.                                        100.00
Thames Poort B.V.                                      ING Real Estate Leasing B.V.                          100.00
Thames River Traditional Fund Plc.                                                                               --
The Asia Pacific Fund Inc. (BAM)                                                                                 --
The Baring Emerging Europe Trust Plc.                                                                            --
The CGT Trust                                          Golden American Life Insurance Company                100.00
The Egyptian Growth Investment Copany Limited                                                                    --
The Greater China Fund Inc. (BAM)                                                                                --
The IT-Concord MISR Technology Venture Capital Fund                                                              --
The New Providence Insurance Co. Ltd                   IB Holdings LLC                                       100.00
The Nordic Insurance Company of Canada                 ING Canada, Inc.                                      100.00
The Prospect of Japan Fund Limited                                                                               --
The Seven Provinces International B.V.                 ING Insurance International B.V.                      100.00
The UBK French Property Company Limited                                                                          --
Theo Kentie Design B.V.                                Tabledo B.V.                                          100.00
Theo Tuerlings B.V.                                    ING Prena B.V.                                        100.00
Theo Tuerlings Beheer B.V.                             ING Prena B.V.                                        100.00
THG Beteiligungsverwaltung GmbH                        ING-BHF Bank AG                                        48.54
Tiberia B.V.                                           Entero B.V.                                           100.00
Ticket BBL Travel S.A.                                 ING Belgique S.A.                                      50.00
Titrisation Belge - Effectisering S.A.                 ING Belgique S.A.                                     100.00
Tolinea B.V.                                           ING Bank N.V.                                         100.00
Top Lease B.V.                                         ING Lease Holding N.V.                                100.00
Top Lease Belgium N.V.                                 Top Lease B.V.                                        100.00
Trabanca B.V.                                          ING Prena B.V.                                        100.00
Trafalgar Representatives Ltd                          Guernsey International Fund Managers Limited           50.00
Tranent B.V.                                           ING Prena B.V.                                         79.41
Trasgo B.V.                                            ING Prena B.V.                                        100.00
Traslado B.V.                                          ING Prena B.V.                                        100.00
Treetop B.V.                                           ING Prena B.V.                                        100.00
Trenorth Pty Ltd                                       Heine Management Pty Limited                          100.00
Tricor B.V.                                            ING Prena B.V.                                        100.00
Tripolis A C.V.                                        ?                                                         --
Tripolis B C.V.                                        ?                                                         --
Tripolis C C.V.                                        ?                                                         --
Tripolis IJsbaanpad Beheer A I B.V.                    Tripolis Vastgoed B.V.                                100.00
Tripolis IJsbaanpad Beheer A II B.V.                   Tripolis Vastgoed B.V.                                 65.00
Tripolis IJsbaanpad Beheer B I B.V.                    Tripolis Vastgoed B.V.                                100.00
Tripolis IJsbaanpad Beheer B II B.V.                   Tripolis Vastgoed B.V.                                 65.00
Tripolis IJsbaanpad Beheer C I B.V.                    Tripolis Vastgoed B.V.                                100.00
Tripolis IJsbaanpad Beheer C II B.V.                   Tripolis Vastgoed B.V.                                100.00
Tripolis Vastgoed B.V.                                 ING Vastgoed Belegging B.V.                           100.00
Tripudio B.V.                                          ING Bank N.V.                                         100.00
Trituris B.V.                                          ING Prena B.V.                                        100.00
Truchot Limited                                        Baring Trustees (Guernsey) Limited                     50.00
Truckstar Holding B.V.                                 ING Prena B.V.                                        100.00
Trust Maatschappij ING Bank B.V.                       ING Trust B.V.                                        100.00
Tucker Roberts Tierney & Wilson Limited 1)             Equisure Insurance Services Ltd.                       50.00
Tucupido B.V.                                          ING Prena B.V.                                        100.00
Tunnel onder de Noord B.V.                             ING Bank N.V.                                         100.00
U. Ringsma Beheer B.V.                                 ING Prena B.V.                                        100.00
UC Mortgage Corporation                                ING America Insurance Holdings, Inc.                  100.00
Uiterwijk Winkel Verzekeringen B.V.                    Belhaska XI B.V.                                        2.50
ULG Federated International Management Sd. Bhd.        ING Management Holdings (Malaysia) Sdn. Bhd.          100.00
Union Investment Company Pty Ltd                       ING Life Limited                                      100.00
United Life & Annuity Insurance Company                ING America Insurance Holdings, Inc.                  100.00
United Variable Services inc.                          United Life & Annuity Insurance Company               100.00
Unitres Beheer B.V.                                    Unitres Holding B.V.                                  100.00
Unitres Holding B.V.                                   ING Prena B.V.                                        100.00
USG Annuity & Life Company                             Equitable Life Insurance Company of Iowa              100.00
UTA Finanz und Leasing GmbH                            ING Lease Holding (Deutschland) GmbH                   70.00
Utrechtse Participatiemaatschappij B.V.                CenE Bankiers N.V.                                     25.00
Utrechtse Poort B.V.                                   ING Real Estate Leasing B.V.                          100.00
V.O.F. Winkelcentrum Markt Noorderpromenade Drachten   ING Vastgoed Ontwikkeling B.V.                         10.00
V.R. & V.C. Holding B.V.                               B.V. Algemene Beleggingsmaatschappij Reigerdaal       100.00
Vaderlandsche Hypotheekbank N.V.                       Westlandsche Hypotheek N.V.                           100.00
Valeron B.V.                                           ING Prena B.V.                                        100.00
Valis B.V.                                             ING Prena B.V.                                        100.00
Valores Consolidados                                   ING Insurance International B.V.                       99.90
Valpacos B.V.                                          ING Prena B.V.                                        100.00
Van den Brink & Schuiteman Assurantien B.V.            Belhaska XI B.V.                                        2.00
Van den Heuvel Beheer B.V.                             ING Prena B.V.                                        100.00
Van der Ham Rhijngouw Assurantien B.V.                 Belhaska XI B.V.                                        2.50
Van der Hoek Adviesgroep B.V.                          Belhaska XI B.V.                                        2.50
Van Deursen & De Jong Assurantien B.V.                 Belhaska XI B.V.                                        6.67
Van Duin & Molenaar Assurantien B.V.                   Belhaska XI B.V.                                        0.25
Van Loon Beheer B.V.                                   ING Prena B.V.                                        100.00
Van Maaren Beheer B.V.                                 ING Prena B.V.                                        100.00
Van Meulen Assurantien B.V.                            Belhaska XI B.V.                                        2.85
Van Rensch Groep B.V.                                  Belhaska XI B.V.                                        2.85
Van Thuringen B.V.                                     ING Lease (Nederland) B.V.                            100.00
Van Zwamen Holding B.V.                                ING Prena B.V.                                        100.00
Vastgoed De Appelaar B.V.                              Vastgoed De Appelaar Holding B.V.                     100.00
Vastgoed De Appelaar Holding B.V.                      ING Vastgoed Ontwikkeling B.V.                        100.00
Vastgoed De Brink B.V.                                 ING Vastgoed Ontwikkeling B.V.                        100.00
Vastgoed IJburg B.V.                                   MBO Pleintoren Holding B.V.                           100.00
Vastgoed Visarenddreef B.V.                            ING Vastgoed Watertorens II B.V.                      100.00

------------------------------------------------------------------------------------------------------------------------------------

Company name                                           Parent 2                                             % owned
------------------------------------------------------------------------------------------------------------------------------------
Terra Grundbesitzgesellschaft am Aegi mbH
Tessara Zaanlandia B.V.
Th. van den Akker Beheer B.V.
Thames Poort B.V.
Thames River Traditional Fund Plc.
The Asia Pacific Fund Inc. (BAM)
The Baring Emerging Europe Trust Plc.
The CGT Trust
The Egyptian Growth Investment Copany Limited
The Greater China Fund Inc. (BAM)
The IT-Concord MISR Technology Venture Capital Fund
The New Providence Insurance Co. Ltd
The Nordic Insurance Company of Canada
The Prospect of Japan Fund Limited
The Seven Provinces International B.V.
The UBK French Property Company Limited
Theo Kentie Design B.V.
Theo Tuerlings B.V.
Theo Tuerlings Beheer B.V.
THG Beteiligungsverwaltung GmbH
Tiberia B.V.
Ticket BBL Travel S.A.
Titrisation Belge - Effectisering S.A.
Tolinea B.V.
Top Lease B.V.
Top Lease Belgium N.V.
Trabanca B.V.
Trafalgar Representatives Ltd                          Admiral Nominees Limited                               50.00
Tranent B.V.
Trasgo B.V.
Traslado B.V.
Treetop B.V.
Trenorth Pty Ltd
Tricor B.V.
Tripolis A C.V.
Tripolis B C.V.
Tripolis C C.V.
Tripolis IJsbaanpad Beheer A I B.V.
Tripolis IJsbaanpad Beheer A II B.V.                   ING Vastgoed Belegging B.V.                            35.00
Tripolis IJsbaanpad Beheer B I B.V.
Tripolis IJsbaanpad Beheer B II B.V.                   ING Vastgoed Belegging B.V.                            35.00
Tripolis IJsbaanpad Beheer C I B.V.
Tripolis IJsbaanpad Beheer C II B.V.
Tripolis Vastgoed B.V.
Tripudio B.V.
Trituris B.V.
Truchot Limited                                        Guernsey International Fund Managers Limited           50.00
Truckstar Holding B.V.
Trust Maatschappij ING Bank B.V.
Tucker Roberts Tierney & Wilson Limited 1)
Tucupido B.V.
Tunnel onder de Noord B.V.
U. Ringsma Beheer B.V.
UC Mortgage Corporation
Uiterwijk Winkel Verzekeringen B.V.                    Oostermij B.V.                                         97.50
ULG Federated International Management Sd. Bhd.
Union Investment Company Pty Ltd
United Life & Annuity Insurance Company
United Variable Services inc.
Unitres Beheer B.V.
Unitres Holding B.V.
USG Annuity & Life Company
UTA Finanz und Leasing GmbH
Utrechtse Participatiemaatschappij B.V.
Utrechtse Poort B.V.
V.O.F. Winkelcentrum Markt Noorderpromenade Drachten   Muller Bouwparticipatie B.V.                           40.00
V.R. & V.C. Holding B.V.
Vaderlandsche Hypotheekbank N.V.
Valeron B.V.
Valis B.V.
Valores Consolidados
Valpacos B.V.
Van den Brink & Schuiteman Assurantien B.V.            Oostermij B.V.                                         98.00
Van den Heuvel Beheer B.V.
Van der Ham Rhijngouw Assurantien B.V.                 Oostermij B.V.                                         97.50
Van der Hoek Adviesgroep B.V.                          Oostermij B.V.                                         97.50
Van Deursen & De Jong Assurantien B.V.                 Oostermij B.V.                                         13.30
Van Duin & Molenaar Assurantien B.V.                   Oostermij B.V.                                         99.75
Van Loon Beheer B.V.
Van Maaren Beheer B.V.
Van Meulen Assurantien B.V.                            Oostermij B.V.                                         97.15
Van Rensch Groep B.V.                                  Oostermij B.V.                                         97.15
Van Thuringen B.V.
Van Zwamen Holding B.V.
Vastgoed De Appelaar B.V.
Vastgoed De Appelaar Holding B.V.
Vastgoed De Brink B.V.
Vastgoed IJburg B.V.
Vastgoed Visarenddreef B.V.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total
Company name                                               Legal Form  ing code  Owned %   Address
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.                        B.V.        40000092   100.00   Schenkkade 65
Vechtse Poort B.V.                                         B.V.        20001979   100.00   Schenkkade 65
Veenstra & Gepken Assurantien B.V.                         B.V.        10001332   100.00   Van Schaijkweg 60
Velocity One, Inc.                                         Inc.                   100.00   230 Park Avenue
Velocity Three, Inc.                                       Inc.                   100.00   230 Park Avenue
Velocity Two, Inc.                                         Inc.                   100.00   230 Park Avenue
Ven Beheer B.V.                                            B.V.        50000075   100.00   Bijlmerplein 888
Venak Assurantien B.V.                                     B.V.        10001333   100.00   Dr. Jaegerstraat 54
Venture Administration Limited                             Ltd.        50001094   100.00   74, Brook Street
Venture Capital Partners Pty Ltd                           Ltd.        50000538    66.67   Level 13, 347 Kent Street
Venturi G.W. Thonissen Beheer B.V.                         B.V.        50000076   100.00   Teleportboulevard 140
Veraz B.V.                                                 B.V.        10001334   100.00   Sint Pieterstraat 1
Verbouw Support B.V.                                       B.V.        10001350   100.00   Europaweg 145
Verenigde Bankbedrijven N.V.                               N.V.        20000039   100.00   Bijlmerplein 888
Versluis Assurantien B.V.                                  B.V.        10001335   100.00   Goudsesingel 188
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH      GmbH                    48.54   Bockenheimer Landstrasse 10
Verwaltung Quartier 203 GmbH                               GmbH                    48.54   Bockenheimer Landstrasse 10
Vestax Capital Corporation, Inc.                           Inc.        50000407   100.00   1931 Georgetown Road
Via Catarina "Empredimentos Imobiliarios" SA               S.A.        20001427    50.00   Lugar do Espido Via Norte 1197
Vicar B.V.                                                 B.V.        20001608   100.00   Bijlmerplein 888
Vidriales B.V.                                             B.V.        20001674   100.00   Bijlmerplein 888
Vinca Minor Finance B.V.                                   B.V.        50000961   100.00   Herculesplein 5
Visa Belgium sc                                            S.C.        20000868    13.07   Chaussee de Charleroi 148
Vitigudino B.V.                                            B.V.        20001228   100.00   Bijlmerplein 888
Vivene B.V.                                                B.V.        50000077   100.00   Drentestraat 24
Vivian Limited                                             Ltd.        20001374   100.00   St. Julians Avenue
Vlietse Poort B.V.                                         B.V.        20001980   100.00   Schenkkade 65
VOF Mahler 4                                               V.O.F.      50000965    33.33   Gustav Mahlerlaan 14
VOLA Geldleningen B.V.                                     B.V.        20001517   100.00   Mr. Treublaan 7
Vorola Holding B.V.                                        B.V.        50000577   100.00   Bijlmerplein 888
VTX Agency of California, Inc.                             Inc.        50000898   100.00   1931 Georgetown Road
VTX Agency of Massachusetts, Inc.                          Inc.        50000897   100.00   1931 Georgetown Road
VTX Agency of Michigan, Inc.                               Inc.        50000409   100.00   1931 Georgetown Road
VTX Agency of Oregon, Inc.                                 Inc.        50000732   100.00   1931 Georgetown Road
VTX Agency, Inc.                                           Inc.        50000406   100.00   1931 Georgetown Road
W. Melkman & Zonen Assurantien B.V.                        B.V.        10001321   100.00   J.J. Viottastraat 38
W. Muller Assurantien B.V.                                 B.V.        10001365   100.00   Koude Horn 1
W.E.I.V. Immobilien GmbH & Co. Projekte
  Pankow/Weissensee KG                                     KG          50000500    23.30   Bockenheimer Landstrasse 10
W.M. Timmermans Assurantien B.V.                           B.V.        10001330   100.00   Heijendaalseweg 44A
W.N. van Twist Holding B.V.                                B.V.        20001173   100.00   Bijlmerplein 888
W.U.H. Finanz A.G.                                         A.G.        20001939   100.00   Kalchrainstrasse 10
Wabemij B.V.                                               B.V.        20001779   100.00   Bijlmerplein 888
Wadden Poort B.V.                                          B.V.        50000126   100.00   Schenkkade 65
Waddenpoort B.V.                                           B.V.                   100.00   Bijlmerplein 888
Wago Beheer B.V.                                           B.V.        50000521   100.00
Warsaw I B.V.                                              B.V.        40000247   100.00   Schenkkade 65
Warsaw II B.V.                                             B.V.        40000125   100.00   Schenkkade 65
Warsaw III B.V.                                            B.V.        40000101   100.00   Schenkkade 65
Washington Square Insurance Agency (Alabama), Inc.         Inc.        50000376   100.00   111 Washington Avenue South
Washington Square Insurance Agency (Massachusets), Inc.    Inc.        50000881   100.00   111 Washington Avenue South
Washington Square Insurance Agency (Ohio), Inc.            Inc.        50000375    90.00   111 Washington Avenue South
Washington Square Insurance Agency, Inc. (Puerto Rico)     Inc.        50000220   100.00   The Royal Bank Building, 225 Ponce de
                                                                                             Leon Avenue, Suite 502
Washington Square Insurance Agency, Inc. (Texas)           Inc.        50000880   100.00   111 Washington Avenue South
Wellington Warranty Company, Inc.                          Inc.        10001452   100.00   181 University Avenue, 9th Floor
Welstand B.V.                                              B.V.        20000741   100.00   Mr. Treublaan 7
Welvaert Financieringen N.V.                               N.V.        20000673   100.00   Mr. Treublaan 7
Westdeutsche Industrieinstandhaltungs-
  Verwaltungsgesellschaft mbH                              GmbH                     9.71
Westermij B.V.                                             B.V.        10000640   100.00   Amstelveenseweg 500
Western United Benefit Planners Pty Ltd                    Ltd.        50000901   100.00   Level 13, 347 Kent Street
Western United Insurance Brokers (Aust) Pty Ltd            Ltd.        50000905   100.00   Level 13, 347 Kent Street
Western United Insurance Brokers (W.A.) Pty Ltd            Ltd.        50000904   100.00   Level 13, 347 Kent Street
Western United Insurance Brokers Pty Ltd                   Ltd.        50000906   100.00   Level 13, 347 Kent Street
Westland Utrecht Bewaarbedrijf I B.V.                      B.V.        50000707   100.00   Schenkkade 65
Westland/Utrecht Bouwonderneming WUBO VI B.V.              B.V.        20001982   100.00   Schenkkade 65
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.         B.V.        20001981   100.00   Schenkkade 65
Westland/Utrecht Hypotheekbank N.V.                        N.V.        20001801   100.00   Schenkkade 65
Westland/Utrecht Hypotheekmaatschappij N.V.                N.V.        10000521   100.00   Desguinlei 92
Westland-Utrecht Verzekeringen B.V.                        N.V.        20001936   100.00   Mr. Treublaan 7
Westment II B.V.                                           B.V.        20001129   100.00   Pettelaarpark 80
Westward Capital II B.V.                                   B.V.        20001505   100.00   Bijlmerplein 888
Wiese Aetna Compania de Seguros S.A.                       S.A.                    33.70   Avenue Central, 1er, Piso 2, San Isidro
Wiese Aetna Seguros de Vida S.A.                           S.A.                    33.70   Avenue Central, 1er, Piso 2, San Isidro
Wijkertunnel Beheer I B.V.                                 B.V.        10000612   100.00   Schenkkade 65
Wijkertunnel Beheer II B.V.                                B.V.        20000753   100.00   Bijlmerplein 888
Wijkertunnel Beheer II Management B.V.                     B.V.        20000769   100.00   Bijlmerplein 888
Wijnegem Ontwikkelingsmaatschappij N.V.                    N.V.        10000709    50.03
Wilge Poort B.V.                                           B.V.        20001992   100.00   Schenkkade 65
Wilhelminahof MBO B.V.                                     B.V.        40000124   100.00   Schenkkade 65
Willbro Financial Services Ltd.                            Ltd.        20002243   100.00   6 Broadgate
Willbro Nominees Ltd.                                      Ltd.        20002244   100.00   6 Broadgate
Williams Chaplin Service Cy Ltd.                           Ltd.        20002208   100.00   6 Broadgate
Williams de Broe Administration Ltd.                       Ltd.        20002209   100.00   6 Broadgate
Williams de Broe Futures Ltd.                              Ltd.        20002245   100.00   6 Broadgate
Williams de Broe Holdings Ltd.                             Ltd.        20002087    82.46   6 Broadgate
Williams de Broe International Ltd.                        Ltd.        20002246   100.00   6 Broadgate
Williams de Broe Investment Management Ltd.                Ltd.        20002247   100.00   6 Broadgate
Williams de Broe Link Nominees (No 1) Ltd.                 Ltd.        20002248   100.00   6 Broadgate
Williams de Broe Link Nominees (No 2) Ltd.                 Ltd.        20002249   100.00   6 Broadgate
Williams de Broe Overseas Ltd.                             Ltd.        20002210   100.00   6 Broadgate
Williams de Broe Plc.                                      Plc.        20002212   100.00   6 Broadgate
Williams de Broe Securities Ltd.                           Ltd.        20002101   100.00   6 Broadgate
WINGVest III B.V.                                          B.V.        20002001   100.00   Drentestraat 24
WINGVest IV - 99 B.V.                                      B.V.        20002222   100.00   Amstelveenseweg 500
WINGVest V B.V.                                            B.V.        20000148   100.00   Amstelveenseweg 500
Winkelfonds Nederland Holding Projectvennootschappen B.V.  B.V.        40000258   100.00   Schenkkade 65
Winschoter Poort B.V.                                      B.V.        50000127   100.00   Schenkkade 65
Woonboulevard III B.V.                                     B.V.        40000097   100.00   Schenkkade 65
World Trade Center Amsterdam I B.V.                        B.V.        50001275   100.00   Schenkkade 65
WUIB Pty Ltd                                               Ltd.        50000903   100.00   Level 13, 347 Kent Street
Xpats.com S.A.                                             S.A.        50000777    50.00   Waterloosesteenweg
Yealme Insurance Limited                                   Ltd.                   100.00   60 London Wall
Zamenterp B.V.                                             B.V.        20001183    50.00   Runnenburg 30
Zeeuwsche Hypotheekbank N.V.                               N.V.        20001918   100.00   Schenkkade 65
Zeeuwse Poort B.V.                                         B.V.        20001983   100.00   Schenkkade 65
Zil 2001 B.V.                                              B.V.        50000847   100.00   Karspeldreef 14
ZIL '97 B.V.                                               B.V.        20001814   100.00   Karspeldreef 14
Zil '98 B.V.                                               B.V.        20002373   100.00   Karspeldreef 14
Zuckerraffinerie Tangermunde Fr. Meyers Sohn GmbH          GmbH        50000511    10.22   Bockenheimer Landstrasse 10
Zugut B.V.                                                 B.V.        20001937   100.00   Schenkkade 65
Zuid Nederlandsche Hypotheekbank N.V.                      N.V.        20001930   100.00   Schenkkade 65
Zuid-Hollandsche Hypotheekbank N.V.                        N.V.        20001916   100.00   Schenkkade 65
Zutphense Poort B.V.                                       B.V.        50000128   100.00   Schenkkade 65
Zweite Industrie-Beteiligungs-Gesellschaft mbH             GmbH                    98.23   Bockenheimer Landstrasse 10
Zweite Muggelpark GmbH & Co. KG                            KG          50000501    24.27   Bockenheimer Landstrasse 10

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Postal Code    City                         Country
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.                        2595 AS        Den Haag                     Netherlands
Vechtse Poort B.V.                                         2595 AS        Den Haag                     Netherlands
Veenstra & Gepken Assurantien B.V.                         7811 KK        Emmen                        Netherlands
Velocity One, Inc.                                         NY 10169       New York                     United States of America
Velocity Three, Inc.                                       NY 10169       New York                     United States of America
Velocity Two, Inc.                                         NY 10169       New York                     United States of America
Ven Beheer B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Venak Assurantien B.V.                                     6417 CK        Heerlen                      Netherlands
Venture Administration Limited                             WIY 1YD        London                       United Kingdom
Venture Capital Partners Pty Ltd                           NSW 2000       Sydney                       Australia
Venturi G.W. Thonissen Beheer B.V.                         1043 EJ        Amsterdam                    Netherlands
Veraz B.V.                                                 4331 ET        Middelburg                   Netherlands
Verbouw Support B.V.                                       2711 EP        Zoetermeer                   Netherlands
Verenigde Bankbedrijven N.V.                               1102 MG        Amsterdam Zuidoost           Netherlands
Versluis Assurantien B.V.                                  3011 KD        Rotterdam                    Netherlands
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH      60323          Frankfurt am Main            Germany
Verwaltung Quartier 203 GmbH                               60323          Frankfurt am Main            Germany
Vestax Capital Corporation, Inc.                           OH 44236       Hudson                       United States of America
Via Catarina "Empredimentos Imobiliarios" SA               4471           Maia Codex                   Portugal
Vicar B.V.                                                 1102 MG        Amsterdam Zuidoost           Netherlands
Vidriales B.V.                                             1102 MG        Amsterdam Zuidoost           Netherlands
Vinca Minor Finance B.V.                                   3584 AA        Utrecht                      Netherlands
Visa Belgium sc                                            1060           Brussels                     Belgium
Vitigudino B.V.                                            1102 MG        Amsterdam Zuidoost           Netherlands
Vivene B.V.                                                1083 HK        Amsterdam                    Netherlands
Vivian Limited                                             GY1 3DA        St. Peter Port, Guernsey     United Kingdom
Vlietse Poort B.V.                                         2595 AS        Den Haag                     Netherlands
VOF Mahler 4                                               1082 LS        Amsterdam                    Netherlands
VOLA Geldleningen B.V.                                     1097 DP        Amsterdam                    Netherlands
Vorola Holding B.V.                                        1102 MG        Amsterdam Zuidoost           Netherlands
VTX Agency of California, Inc.                             OH 44236       Hudson                       United States of America
VTX Agency of Massachusetts, Inc.                          OH 44236       Hudson                       United States of America
VTX Agency of Michigan, Inc.                               OH 44236       Hudson                       United States of America
VTX Agency of Oregon, Inc.                                 OH 44236       Hudson                       United States of America
VTX Agency, Inc.                                           OH 44236       Hudson                       United States of America
W. Melkman & Zonen Assurantien B.V.                        1071 JS        Amsterdam                    Netherlands
W. Muller Assurantien B.V.                                 1941 KA        Beverwijk                    Netherlands
W.E.I.V. Immobilien GmbH & Co. Projekte
  Pankow/Weissensee KG                                     60323          Frankfurt am Main            Germany
W.M. Timmermans Assurantien B.V.                           6524 SN        Nijmegen                     Netherlands
W.N. van Twist Holding B.V.                                1102 MG        Amsterdam Zuidoost           Netherlands
W.U.H. Finanz A.G.                                         CH-6315        Oberageri                    Switzerland
Wabemij B.V.                                               1102 MG        Amsterdam Zuidoost           Netherlands
Wadden Poort B.V.                                          2595 AS        Den Haag                     Netherlands
Waddenpoort B.V.                                           1102 MG        Amsterdam Zuidoost           Netherlands
Wago Beheer B.V.                                                          Vuren                        Belgium
Warsaw I B.V.                                              2595 AS        Den Haag                     Netherlands
Warsaw II B.V.                                             2595 AS        Den Haag                     Netherlands
Warsaw III B.V.                                            2595 AS        Den Haag                     Netherlands
Washington Square Insurance Agency (Alabama), Inc.         MN 55401       Minneapolis                  United States of America
Washington Square Insurance Agency (Massachusets), Inc.    MN 55401-1900  Minneapolis                  United States of America
Washington Square Insurance Agency (Ohio), Inc.            MN 55401       Minneapolis                  United States of America
Washington Square Insurance Agency, Inc. (Puerto Rico)     00901          Old San Juan, Puerto Rico    United States of America
Washington Square Insurance Agency, Inc. (Texas)           MN 55401-1900  Minneapolis                  United States of America
Wellington Warranty Company, Inc.                          M5H 3M7        Toronto                      Canada
Welstand B.V.                                              1097 DP        Amsterdam                    Netherlands
Welvaert Financieringen N.V.                               1097 DP        Amsterdam                    Netherlands
Westdeutsche Industrieinstandhaltungs-
  Verwaltungsgesellschaft mbH                                                                          Germany
Westermij B.V.                                             1081 KL        Amsterdam                    Netherlands
Western United Benefit Planners Pty Ltd                    NSW 2000       Sydney                       Australia
Western United Insurance Brokers (Aust) Pty Ltd            NSW 2000       Sydney                       Australia
Western United Insurance Brokers (W.A.) Pty Ltd            NSW 2000       Sydney                       Australia
Western United Insurance Brokers Pty Ltd                   NSW 2000       Sydney                       Australia
Westland Utrecht Bewaarbedrijf I B.V.                      2595 AS        Den Haag                     Netherlands
Westland/Utrecht Bouwonderneming WUBO VI B.V.              2595 AS        Den Haag                     Netherlands
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.         2595 AS        Den Haag                     Netherlands
Westland/Utrecht Hypotheekbank N.V.                        2595 AS        Den Haag                     Netherlands
Westland/Utrecht Hypotheekmaatschappij N.V.                2018           Antwerpen                    Belgium
Westland-Utrecht Verzekeringen B.V.                        1097 DP        Amsterdam                    Netherlands
Westment II B.V.                                           5216 PP        Den Bosch                    Netherlands
Westward Capital II B.V.                                   1102 MG        Amsterdam Zuidoost           Netherlands
Wiese Aetna Compania de Seguros S.A.                       27             Lima                         Peru
Wiese Aetna Seguros de Vida S.A.                           27             Lima                         Peru
Wijkertunnel Beheer I B.V.                                 2595 AS        Den Haag                     Netherlands
Wijkertunnel Beheer II B.V.                                1102 MG        Amsterdam Zuidoost           Netherlands
Wijkertunnel Beheer II Management B.V.                     1102 MG        Amsterdam                    Netherlands
Wijnegem Ontwikkelingsmaatschappij N.V.                                   Wijnegem                     Belgium
Wilge Poort B.V.                                           2595 AS        Den Haag                     Netherlands
Wilhelminahof MBO B.V.                                     2595 AS        Den Haag                     Netherlands
Willbro Financial Services Ltd.                            EC2M 2RP       London                       United Kingdom
Willbro Nominees Ltd.                                      EC2M 2RP       London                       United Kingdom
Williams Chaplin Service Cy Ltd.                           EC2M 2RP       Londen                       United Kingdom
Williams de Broe Administration Ltd.                       EC2M 2RP       Londen                       United Kingdom
Williams de Broe Futures Ltd.                              EC2M 2RP       London                       United Kingdom
Williams de Broe Holdings Ltd.                             EC2M 2RP       London                       United Kingdom
Williams de Broe International Ltd.                        EC2M 2RP       London                       United Kingdom
Williams de Broe Investment Management Ltd.                EC2M 2RP       Londen                       United Kingdom
Williams de Broe Link Nominees (No 1) Ltd.                 EC2M 2RP       Londen                       United Kingdom
Williams de Broe Link Nominees (No 2) Ltd.                 EC2M 2RP       London                       United Kingdom
Williams de Broe Overseas Ltd.                             EC2M 2RP       Londen                       United Kingdom
Williams de Broe Plc.                                      EC2M 2RP       Londen                       United Kingdom
Williams de Broe Securities Ltd.                           EC2M 2RP       London                       United Kingdom
WINGVest III B.V.                                          1083 HK        Amsterdam                    Netherlands
WINGVest IV - 99 B.V.                                      1081 KL        Amsterdam                    Netherlands
WINGVest V B.V.                                            1081 KL        Amsterdam                    Netherlands
Winkelfonds Nederland Holding Projectvennootschappen B.V.  2595 AS        Den Haag                     Netherlands
Winschoter Poort B.V.                                      2595 AS        Den Haag                     Netherlands
Woonboulevard III B.V.                                     2595 AS        Den Haag                     Netherlands
World Trade Center Amsterdam I B.V.                        2595 AS        Den Haag                     Netherlands
WUIB Pty Ltd                                               NSW 2000       Sydney                       Australia
Xpats.com S.A.                                             1180           Brussels                     Belgium
Yealme Insurance Limited                                   EC2m 5TQ       London                       United Kingdom
Zamenterp B.V.                                             3980 AZ        Bunnik                       Netherlands
Zeeuwsche Hypotheekbank N.V.                               2595 AS        Den Haag                     Netherlands
Zeeuwse Poort B.V.                                         2595 AS        Den Haag                     Netherlands
Zil 2001 B.V.                                              1101 CK        Amsterdam                    Netherlands
ZIL '97 B.V.                                               1101 CK        Amsterdam                    Netherlands
Zil '98 B.V.                                               1101 CK        Amsterdam                    Netherlands
Zuckerraffinerie Tangermunde Fr. Meyers Sohn GmbH          60323          Frankfurt am Main            Germany
Zugut B.V.                                                 2595 AS        Den Haag                     Netherlands
Zuid Nederlandsche Hypotheekbank N.V.                      2595 AS        Den Haag                     Netherlands
Zuid-Hollandsche Hypotheekbank N.V.                        2595 AS        Den Haag                     Netherlands
Zutphense Poort B.V.                                       2595 AS        Den Haag                     Netherlands
Zweite Industrie-Beteiligungs-Gesellschaft mbH             60323          Frankfurt am Main            Germany
Zweite Muggelpark GmbH & Co. KG                            60323          Frankfurt am Main            Germany

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Activity
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.                        Finance Company
Vechtse Poort B.V.                                         Real Estate Management
Veenstra & Gepken Assurantien B.V.                         Insurance Agency
Velocity One, Inc.                                         Real Estate: General
Velocity Three, Inc.                                       Real Estate: General
Velocity Two, Inc.                                         Real Estate: General
Ven Beheer B.V.                                            Cash Company
Venak Assurantien B.V.                                     Insurance Agency
Venture Administration Limited                             Miscellaneous
Venture Capital Partners Pty Ltd                           Financial Services
Venturi G.W. Thonissen Beheer B.V.                         Cash Company
Veraz B.V.                                                 Insurance Agency
Verbouw Support B.V.                                       Investment Adviser
Verenigde Bankbedrijven N.V.                               Equity Management
Versluis Assurantien B.V.                                  Insurance Agency
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH      Real Estate Management
Verwaltung Quartier 203 GmbH                               Real Estate Management
Vestax Capital Corporation, Inc.                           Insurance broker
Via Catarina "Empredimentos Imobiliarios" SA               Real Estate Management
Vicar B.V.                                                 Cash Company
Vidriales B.V.                                             Cash Company
Vinca Minor Finance B.V.                                   Miscellaneous
Visa Belgium sc                                            Creditcard Company
Vitigudino B.V.                                            Cash Company
Vivene B.V.                                                Cash Company
Vivian Limited                                             Management Company (general)
Vlietse Poort B.V.                                         Real Estate Management
VOF Mahler 4                                               Real Estate Development
VOLA Geldleningen B.V.                                     Finance Company
Vorola Holding B.V.                                        Cash Company
VTX Agency of California, Inc.                             Insurance broker
VTX Agency of Massachusetts, Inc.                          Insurance broker
VTX Agency of Michigan, Inc.                               Insurance broker
VTX Agency of Oregon, Inc.                                 Insurance broker
VTX Agency, Inc.                                           Insurance broker
W. Melkman & Zonen Assurantien B.V.                        Insurance Agency
W. Muller Assurantien B.V.
W.E.I.V. Immobilien GmbH & Co. Projekte
  Pankow/Weissensee KG                                     Real Estate: General
W.M. Timmermans Assurantien B.V.                           Insurance Agency
W.N. van Twist Holding B.V.                                Cash Company
W.U.H. Finanz A.G.                                         Real Estate Management
Wabemij B.V.                                               Cash Company
Wadden Poort B.V.                                          Real Estate Exploitation
Waddenpoort B.V.                                           Holding
Wago Beheer B.V.                                           Cash Company
Warsaw I B.V.                                              Holding
Warsaw II B.V.                                             Holding
Warsaw III B.V.                                            Real Estate Development
Washington Square Insurance Agency (Alabama), Inc.         Insurance broker
Washington Square Insurance Agency (Massachusets), Inc.    Insurance broker
Washington Square Insurance Agency (Ohio), Inc.            Insurance broker
Washington Square Insurance Agency, Inc. (Puerto Rico)     Insurance broker
Washington Square Insurance Agency, Inc. (Texas)           Insurance broker
Wellington Warranty Company, Inc.
Welstand B.V.                                              Finance Company
Welvaert Financieringen N.V.                               Finance Company
Westdeutsche Industrieinstandhaltungs-
  Verwaltungsgesellschaft mbH
Westermij B.V.                                             Asset Management
Western United Benefit Planners Pty Ltd                    Insurance broker
Western United Insurance Brokers (Aust) Pty Ltd            Insurance broker
Western United Insurance Brokers (W.A.) Pty Ltd            Insurance broker
Western United Insurance Brokers Pty Ltd                   Insurance broker
Westland Utrecht Bewaarbedrijf I B.V.                      Custody
Westland/Utrecht Bouwonderneming WUBO VI B.V.              Real Estate Management
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.         Real Estate Management
Westland/Utrecht Hypotheekbank N.V.                        Mortgage Bank
Westland/Utrecht Hypotheekmaatschappij N.V.                Mortgage Bank
Westland-Utrecht Verzekeringen B.V.                        Insurance Agency
Westment II B.V.                                           Lease
Westward Capital II B.V.                                   Cash Company
Wiese Aetna Compania de Seguros S.A.                       Holding
Wiese Aetna Seguros de Vida S.A.                           Life Insurance
Wijkertunnel Beheer I B.V.                                 Investment Management
Wijkertunnel Beheer II B.V.                                Management Company (general)
Wijkertunnel Beheer II Management B.V.                     Management Company (general)
Wijnegem Ontwikkelingsmaatschappij N.V.                    Real Estate Development
Wilge Poort B.V.                                           Real Estate Management
Wilhelminahof MBO B.V.                                     Holding
Willbro Financial Services Ltd.                            Financial Services
Willbro Nominees Ltd.                                      Financial Services
Williams Chaplin Service Cy Ltd.                           Financial Services
Williams de Broe Administration Ltd.                       Financial Services
Williams de Broe Futures Ltd.                              Financial Services
Williams de Broe Holdings Ltd.                             Service Company
Williams de Broe International Ltd.                        Financial Services
Williams de Broe Investment Management Ltd.                Financial Services
Williams de Broe Link Nominees (No 1) Ltd.                 Financial Services
Williams de Broe Link Nominees (No 2) Ltd.                 Financial Services
Williams de Broe Overseas Ltd.                             Financial Services
Williams de Broe Plc.                                      Financial Services
Williams de Broe Securities Ltd.                           Stockbrokerage
WINGVest III B.V.                                          Holding
WINGVest IV - 99 B.V.                                      Holding
WINGVest V B.V.                                            Holding
Winkelfonds Nederland Holding Projectvennootschappen B.V.  Holding
Winschoter Poort B.V.                                      Real Estate Exploitation
Woonboulevard III B.V.                                     Real Estate Development
World Trade Center Amsterdam I B.V.                        Real Estate Development
WUIB Pty Ltd                                               Insurance broker
Xpats.com S.A.                                             Service Company
Yealme Insurance Limited                                   Insurance
Zamenterp B.V.                                             Financial Services
Zeeuwsche Hypotheekbank N.V.                               Hypotheek/Mortgage bank
Zeeuwse Poort B.V.                                         Real Estate Management
Zil 2001 B.V.                                              Lease
ZIL '97 B.V.                                               Lease
Zil '98 B.V.                                               Lease
Zuckerraffinerie Tangermunde Fr. Meyers Sohn GmbH          Real Estate Management
Zugut B.V.                                                 Real Estate Management
Zuid Nederlandsche Hypotheekbank N.V.                      Hypotheek/Mortgage bank
Zuid-Hollandsche Hypotheekbank N.V.                        Hypotheek/Mortgage bank
Zutphense Poort B.V.                                       Real Estate Exploitation
Zweite Industrie-Beteiligungs-Gesellschaft mbH
Zweite Muggelpark GmbH & Co. KG                            Real Estate Management

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 1                                                       % owned
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.                        MBO Dommelstaete Holding B.V.                                   100.00
Vechtse Poort B.V.                                         ING Real Estate Leasing B.V.                                    100.00
Veenstra & Gepken Assurantien B.V.                         Belhaska XI B.V.                                                  5.00
Velocity One, Inc.                                         Internationale Nederlanden (U.S.) Real Estate Finance, Inc.     100.00
Velocity Three, Inc.                                       Internationale Nederlanden (U.S.) Real Estate Finance, Inc.     100.00
Velocity Two, Inc.                                         Internationale Nederlanden (U.S.) Real Estate Finance, Inc.     100.00
Ven Beheer B.V.                                            ING Prena B.V.                                                  100.00
Venak Assurantien B.V.                                     Belhaska XI B.V.                                                  0.05
Venture Administration Limited                             Baring Private Equity Partners Limited                          100.00
Venture Capital Partners Pty Ltd                           ING Investment Management Limited                                66.67
Venturi G.W. Thonissen Beheer B.V.                         Trust Maatschappij ING Bank B.V.                                100.00
Veraz B.V.                                                 Belhaska XI B.V.                                                  4.00
Verbouw Support B.V.                                       B.V. Algemene Beleggingsmaatschappij Reigerdaal                 100.00
Verenigde Bankbedrijven N.V.                               ING Bank N.V.                                                   100.00
Versluis Assurantien B.V.                                  Belhaska XI B.V.                                                  2.00
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH      Industrie-Beteiligungs-Gesellschaft mbH                          48.54
Verwaltung Quartier 203 GmbH                               BHF Immobilien-GmbH                                              48.54
Vestax Capital Corporation, Inc.                           ING Brokers Network, Inc.                                       100.00
Via Catarina "Empredimentos Imobiliarios" SA               MBO Via Catarina B.V.                                            50.00
Vicar B.V.                                                 ING Prena B.V.                                                  100.00
Vidriales B.V.                                             ING Prena B.V.                                                  100.00
Vinca Minor Finance B.V.                                   Algemene Beleggingsmaatschappij CenE Bankiers B.V.              100.00
Visa Belgium sc                                            ING Belgique S.A.                                                13.07
Vitigudino B.V.                                            Tuvor B.V.                                                      100.00
Vivene B.V.                                                Trust Maatschappij ING Bank B.V.                                100.00
Vivian Limited                                             Baring Trustees (Guernsey) Limited                               50.00
Vlietse Poort B.V.                                         ING Real Estate Leasing B.V.                                    100.00
VOF Mahler 4                                               ING Vastgoed Mahler 4 B.V.                                       33.33
VOLA Geldleningen B.V.                                     B.V. Financieringsmaatschappij "Vola"                           100.00
Vorola Holding B.V.                                        ING Prena B.V.                                                  100.00
VTX Agency of California, Inc.                             VTX Agency, Inc.                                                100.00
VTX Agency of Massachusetts, Inc.                          VTX Agency, Inc.                                                100.00
VTX Agency of Michigan, Inc.                               VTX Agency, Inc.                                                100.00
VTX Agency of Oregon, Inc.                                 VTX Agency, Inc.                                                100.00
VTX Agency, Inc.                                           Vestax Capital Corporation, Inc.                                100.00
W. Melkman & Zonen Assurantien B.V.                        Oostermij B.V.                                                  100.00
W. Muller Assurantien B.V.                                 Teer Holding B.V.                                               100.00
W.E.I.V. Immobilien GmbH & Co. Projekte
  Pankow/Weissensee KG                                     BHF Immobilien-GmbH                                              23.30
W.M. Timmermans Assurantien B.V.                           Belhaska XI B.V.                                                100.00
W.N. van Twist Holding B.V.                                ING Prena B.V.                                                  100.00
W.U.H. Finanz A.G.                                         Westland/Utrecht Hypotheekbank N.V.                             100.00
Wabemij B.V.                                               ING Prena B.V.                                                  100.00
Wadden Poort B.V.                                          ING Real Estate Leasing B.V.                                    100.00
Waddenpoort B.V.                                           ING Bank N.V.                                                   100.00
Wago Beheer B.V.                                           Croesus Management BVBA                                         100.00
Warsaw I B.V.                                              ING Real Estate International Development B.V.                  100.00
Warsaw II B.V.                                             ING Real Estate International Development B.V.                  100.00
Warsaw III B.V.                                            ING Real Estate (MQE) N.V.                                      100.00
Washington Square Insurance Agency (Alabama), Inc.         Washington Square Securities, Inc.                              100.00
Washington Square Insurance Agency (Massachusets), Inc.    Washington Square Securities, Inc.                              100.00
Washington Square Insurance Agency (Ohio), Inc.            Washington Square Securities, Inc.                               90.00
Washington Square Insurance Agency, Inc. (Puerto Rico)     Washington Square Securities, Inc.                              100.00
Washington Square Insurance Agency, Inc. (Texas)           Washington Square Securities, Inc.                              100.00
Wellington Warranty Company, Inc.                          ING Canada, Inc.                                                100.00
Welstand B.V.                                              Welvaert Financieringen nv                                      100.00
Welvaert Financieringen N.V.                               InterAdvies N.V.                                                100.00
Westdeutsche Industrieinstandhaltungs-
  Verwaltungsgesellschaft mbH                              Bfl-Beteiligungsgesellschaft fur Industriewerte mbH               9.71
Westermij B.V.                                             Amfas Explotatie Maatschappij B.V.                              100.00
Western United Benefit Planners Pty Ltd                    Western United Insurance Brokers Pty Ltd                        100.00
Western United Insurance Brokers (Aust) Pty Ltd            Western United Insurance Brokers Pty Ltd                        100.00
Western United Insurance Brokers (W.A.) Pty Ltd            Western United Insurance Brokers Pty Ltd                        100.00
Western United Insurance Brokers Pty Ltd                   Austbrokers Holdings Ltd.                                        99.00
Westland Utrecht Bewaarbedrijf I B.V.                      Westland/Utrecht Hypotheekbank N.V.                             100.00
Westland/Utrecht Bouwonderneming WUBO VI B.V.              ING Real Estate Leasing B.V.                                    100.00
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.         ING Real Estate Leasing B.V.                                    100.00
Westland/Utrecht Hypotheekbank N.V.                        ING Bank N.V.                                                   100.00
Westland/Utrecht Hypotheekmaatschappij N.V.                ING INSURANCE N.V.                                              100.00
Westland-Utrecht Verzekeringen B.V.                        Westland-Utrecht Hypotheekbank N.V.                             100.00
Westment II B.V.                                           Gothia Estate II B.V.                                           100.00
Westward Capital II B.V.                                   Trust Maatschappij ING Bank B.V.                                100.00
Wiese Aetna Compania de Seguros S.A.                       ING International Peru S.A.                                      33.70
Wiese Aetna Seguros de Vida S.A.                           ING International Peru S.A.                                      33.70
Wijkertunnel Beheer I B.V.                                 Nationale Nederlanden Interfinance B.V.                         100.00
Wijkertunnel Beheer II B.V.                                MKB Vliehors II B.V.                                            100.00
Wijkertunnel Beheer II Management B.V.                     Wijkertunnel Beheer II B.V.                                     100.00
Wijnegem Ontwikkelingsmaatschappij N.V.                    Nationale Nederlanden Interfinance B.V.                          17.70
Wilge Poort B.V.                                           ING Real Estate Leasing B.V.                                    100.00
Wilhelminahof MBO B.V.                                     ING Vastgoed Ontwikkeling B.V.                                  100.00
Willbro Financial Services Ltd.                            Williams de Broe Holdings Ltd.                                  100.00
Willbro Nominees Ltd.                                      Williams de Broe Plc.                                           100.00
Williams Chaplin Service Cy Ltd.                           Williams de Broe Holdings Ltd.                                  100.00
Williams de Broe Administration Ltd.                       Williams de Broe Holdings Ltd.                                  100.00
Williams de Broe Futures Ltd.                              Williams de Broe Holdings Ltd.                                  100.00
Williams de Broe Holdings Ltd.                             ING Belgique S.A.                                                66.80
Williams de Broe International Ltd.                        Williams de Broe Holdings Ltd.                                  100.00
Williams de Broe Investment Management Ltd.                Williams de Broe Plc.                                           100.00
Williams de Broe Link Nominees (No 1) Ltd.                 Williams de Broe Holdings Ltd.                                  100.00
Williams de Broe Link Nominees (No 2) Ltd.                 Williams de Broe Holdings Ltd.                                  100.00
Williams de Broe Overseas Ltd.                             Williams de Broe Holdings Ltd.                                  100.00
Williams de Broe Plc.                                      Williams de Broe Holdings Ltd.                                  100.00
Williams de Broe Securities Ltd.                           ING Belgique S.A.                                               100.00
WINGVest III B.V.                                          ING Bank N.V.                                                   100.00
WINGVest IV - 99 B.V.                                      ING Bank N.V.                                                   100.00
WINGVest V B.V.                                            ING Bank N.V.                                                   100.00
Winkelfonds Nederland Holding Projectvennootschappen B.V.  ING Dutch Retail Fund N.V.                                      100.00
Winschoter Poort B.V.                                      ING Real Estate Leasing B.V.                                    100.00
Woonboulevard III B.V.                                     Winkelfonds Nederland Holding Projectvennootschappen B.V.       100.00
World Trade Center Amsterdam I B.V.                        ING Vastgoed Belegging B.V.                                     100.00
WUIB Pty Ltd                                               Western United Insurance Brokers Pty Ltd                        100.00
Xpats.com S.A.                                             ING Belgique S.A.                                                50.00
Yealme Insurance Limited                                   Baring Brothers Limited                                         100.00
Zamenterp B.V.                                             NMB Heller N.V.                                                  50.00
Zeeuwsche Hypotheekbank N.V.                               Westlandsche Hypotheek N.V.                                     100.00
Zeeuwse Poort B.V.                                         ING Real Estate Leasing B.V.                                    100.00
Zil 2001 B.V.                                              ING Lease (Nederland) B.V.                                      100.00
ZIL '97 B.V.                                               ING Lease (Nederland) B.V.                                      100.00
Zil '98 B.V.                                               ING Lease (Nederland) B.V.                                      100.00
Zuckerraffinerie Tangermunde Fr. Meyers Sohn GmbH          ING-BHF Bank AG                                                  10.22
Zugut B.V.                                                 ING Real Estate Finance N.V.                                    100.00
Zuid Nederlandsche Hypotheekbank N.V.                      Utrechtse Hypotheekbank N.V.                                    100.00
Zuid-Hollandsche Hypotheekbank N.V.                        Westlandsche Hypotheek N.V.                                     100.00
Zutphense Poort B.V.                                       ING Real Estate Leasing B.V.                                    100.00
Zweite Industrie-Beteiligungs-Gesellschaft mbH             Industrie-Beteiligungs-Gesellschaft mbH                          98.23
Zweite Muggelpark GmbH & Co. KG                            Frankfurt Grundbesitz GmbH                                       24.27

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 2                                        % owned
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.
Vechtse Poort B.V.
Veenstra & Gepken Assurantien B.V.                         Oostermij B.V.                                    95.00
Velocity One, Inc.
Velocity Three, Inc.
Velocity Two, Inc.
Ven Beheer B.V.
Venak Assurantien B.V.                                     Oostermij B.V.                                    99.05
Venture Administration Limited
Venture Capital Partners Pty Ltd
Venturi G.W. Thonissen Beheer B.V.
Veraz B.V.                                                 Oostermij B.V.                                    96.00
Verbouw Support B.V.
Verenigde Bankbedrijven N.V.
Versluis Assurantien B.V.                                  Oostermij B.V.                                    98.00
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH
Verwaltung Quartier 203 GmbH
Vestax Capital Corporation, Inc.
Via Catarina "Empredimentos Imobiliarios" SA
Vicar B.V.
Vidriales B.V.
Vinca Minor Finance B.V.
Visa Belgium sc
Vitigudino B.V.
Vivene B.V.
Vivian Limited                                             Guernsey International Fund Managers Limited      50.00
Vlietse Poort B.V.
VOF Mahler 4
VOLA Geldleningen B.V.
Vorola Holding B.V.
VTX Agency of California, Inc.
VTX Agency of Massachusetts, Inc.
VTX Agency of Michigan, Inc.
VTX Agency of Oregon, Inc.
VTX Agency, Inc.
W. Melkman & Zonen Assurantien B.V.
W. Muller Assurantien B.V.
W.E.I.V. Immobilien GmbH & Co. Projekte
  Pankow/Weissensee KG
W.M. Timmermans Assurantien B.V.
W.N. van Twist Holding B.V.
W.U.H. Finanz A.G.
Wabemij B.V.
Wadden Poort B.V.
Waddenpoort B.V.
Wago Beheer B.V.
Warsaw I B.V.
Warsaw II B.V.
Warsaw III B.V.
Washington Square Insurance Agency (Alabama), Inc.
Washington Square Insurance Agency (Massachusets), Inc.
Washington Square Insurance Agency (Ohio), Inc.
Washington Square Insurance Agency, Inc. (Puerto Rico)
Washington Square Insurance Agency, Inc. (Texas)
Wellington Warranty Company, Inc.
Welstand B.V.
Welvaert Financieringen N.V.
Westdeutsche Industrieinstandhaltungs-
  Verwaltungsgesellschaft mbH
Westermij B.V.
Western United Benefit Planners Pty Ltd
Western United Insurance Brokers (Aust) Pty Ltd
Western United Insurance Brokers (W.A.) Pty Ltd
Western United Insurance Brokers Pty Ltd                   Edson Holdings Pty Ltd                             1.00
Westland Utrecht Bewaarbedrijf I B.V.
Westland/Utrecht Bouwonderneming WUBO VI B.V.
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.
Westland/Utrecht Hypotheekbank N.V.
Westland/Utrecht Hypotheekmaatschappij N.V.
Westland-Utrecht Verzekeringen B.V.
Westment II B.V.
Westward Capital II B.V.
Wiese Aetna Compania de Seguros S.A.
Wiese Aetna Seguros de Vida S.A.
Wijkertunnel Beheer I B.V.
Wijkertunnel Beheer II B.V.
Wijkertunnel Beheer II Management B.V.
Wijnegem Ontwikkelingsmaatschappij N.V.                    N.V. Square Montgomery                            32.33
Wilge Poort B.V.
Wilhelminahof MBO B.V.
Willbro Financial Services Ltd.
Willbro Nominees Ltd.
Williams Chaplin Service Cy Ltd.
Williams de Broe Administration Ltd.
Williams de Broe Futures Ltd.
Williams de Broe Holdings Ltd.                             Banque Bruxelles Lambert Suisse S.A.               5.66
Williams de Broe International Ltd.
Williams de Broe Investment Management Ltd.
Williams de Broe Link Nominees (No 1) Ltd.
Williams de Broe Link Nominees (No 2) Ltd.
Williams de Broe Overseas Ltd.
Williams de Broe Plc.
Williams de Broe Securities Ltd.
WINGVest III B.V.
WINGVest IV - 99 B.V.
WINGVest V B.V.
Winkelfonds Nederland Holding Projectvennootschappen B.V.
Winschoter Poort B.V.
Woonboulevard III B.V.
World Trade Center Amsterdam I B.V.
WUIB Pty Ltd
Xpats.com S.A.
Yealme Insurance Limited
Zamenterp B.V.
Zeeuwsche Hypotheekbank N.V.
Zeeuwse Poort B.V.
Zil 2001 B.V.
ZIL '97 B.V.
Zil '98 B.V.
Zuckerraffinerie Tangermunde Fr. Meyers Sohn GmbH
Zugut B.V.
Zuid Nederlandsche Hypotheekbank N.V.
Zuid-Hollandsche Hypotheekbank N.V.
Zutphense Poort B.V.
Zweite Industrie-Beteiligungs-Gesellschaft mbH
Zweite Muggelpark GmbH & Co. KG

------------------------------------------------------------------------------------------------------------------------------------

Company name                                               Parent 3                                          % owned
------------------------------------------------------------------------------------------------------------------------------------
Vastgoed Visarenddreef Holding B.V.
Vechtse Poort B.V.
Veenstra & Gepken Assurantien B.V.
Velocity One, Inc.
Velocity Three, Inc.
Velocity Two, Inc.
Ven Beheer B.V.
Venak Assurantien B.V.
Venture Administration Limited
Venture Capital Partners Pty Ltd
Venturi G.W. Thonissen Beheer B.V.
Veraz B.V.
Verbouw Support B.V.
Verenigde Bankbedrijven N.V.
Versluis Assurantien B.V.
Verwaltung ABL Immobilienbeteiligungsgesellschaft mbH
Verwaltung Quartier 203 GmbH
Vestax Capital Corporation, Inc.
Via Catarina "Empredimentos Imobiliarios" SA
Vicar B.V.
Vidriales B.V.
Vinca Minor Finance B.V.
Visa Belgium sc
Vitigudino B.V.
Vivene B.V.
Vivian Limited
Vlietse Poort B.V.
VOF Mahler 4
VOLA Geldleningen B.V.
Vorola Holding B.V.
VTX Agency of California, Inc.
VTX Agency of Massachusetts, Inc.
VTX Agency of Michigan, Inc.
VTX Agency of Oregon, Inc.
VTX Agency, Inc.
W. Melkman & Zonen Assurantien B.V.
W. Muller Assurantien B.V.
W.E.I.V. Immobilien GmbH & Co. Projekte
  Pankow/Weissensee KG
W.M. Timmermans Assurantien B.V.
W.N. van Twist Holding B.V.
W.U.H. Finanz A.G.
Wabemij B.V.
Wadden Poort B.V.
Waddenpoort B.V.
Wago Beheer B.V.
Warsaw I B.V.
Warsaw II B.V.
Warsaw III B.V.
Washington Square Insurance Agency (Alabama), Inc.
Washington Square Insurance Agency (Massachusets), Inc.
Washington Square Insurance Agency (Ohio), Inc.
Washington Square Insurance Agency, Inc. (Puerto Rico)
Washington Square Insurance Agency, Inc. (Texas)
Wellington Warranty Company, Inc.
Welstand B.V.
Welvaert Financieringen N.V.
Westdeutsche Industrieinstandhaltungs-
  Verwaltungsgesellschaft mbH
Westermij B.V.
Western United Benefit Planners Pty Ltd
Western United Insurance Brokers (Aust) Pty Ltd
Western United Insurance Brokers (W.A.) Pty Ltd
Western United Insurance Brokers Pty Ltd
Westland Utrecht Bewaarbedrijf I B.V.
Westland/Utrecht Bouwonderneming WUBO VI B.V.
Westland/Utrecht Bouwonderonderneming WUBO IV B.V.
Westland/Utrecht Hypotheekbank N.V.
Westland/Utrecht Hypotheekmaatschappij N.V.
Westland-Utrecht Verzekeringen B.V.
Westment II B.V.
Westward Capital II B.V.
Wiese Aetna Compania de Seguros S.A.
Wiese Aetna Seguros de Vida S.A.
Wijkertunnel Beheer I B.V.
Wijkertunnel Beheer II B.V.
Wijkertunnel Beheer II Management B.V.
Wijnegem Ontwikkelingsmaatschappij N.V.
Wilge Poort B.V.
Wilhelminahof MBO B.V.
Willbro Financial Services Ltd.
Willbro Nominees Ltd.
Williams Chaplin Service Cy Ltd.
Williams de Broe Administration Ltd.
Williams de Broe Futures Ltd.
Williams de Broe Holdings Ltd.                             ING BANK (FRANCE) SA                                10.00
Williams de Broe International Ltd.
Williams de Broe Investment Management Ltd.
Williams de Broe Link Nominees (No 1) Ltd.
Williams de Broe Link Nominees (No 2) Ltd.
Williams de Broe Overseas Ltd.
Williams de Broe Plc.
Williams de Broe Securities Ltd.
WINGVest III B.V.
WINGVest IV - 99 B.V.
WINGVest V B.V.
Winkelfonds Nederland Holding Projectvennootschappen B.V.
Winschoter Poort B.V.
Woonboulevard III B.V.
World Trade Center Amsterdam I B.V.
WUIB Pty Ltd
Xpats.com S.A.
Yealme Insurance Limited
Zamenterp B.V.
Zeeuwsche Hypotheekbank N.V.
Zeeuwse Poort B.V.
Zil 2001 B.V.
ZIL '97 B.V.
Zil '98 B.V.
Zuckerraffinerie Tangermunde Fr. Meyers Sohn GmbH
Zugut B.V.
Zuid Nederlandsche Hypotheekbank N.V.
Zuid-Hollandsche Hypotheekbank N.V.
Zutphense Poort B.V.
Zweite Industrie-Beteiligungs-Gesellschaft mbH
Zweite Muggelpark GmbH & Co. KG
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

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1) Company owned by Individual pursuant to State Law. Shareholder Agreement in place
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ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 31, 2004, there are 150,701 qualified contract owners and 130,571 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still

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of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         UNDERWRITER
James R. McInnis                         Director and President

Alan G. Hoden                            Director

Stephen J. Preston                       Director

David S. Pendergrass
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA 30327-4390                   Vice President and Treasurer

David L. Jacobson                        Senior Vice President

Kimberly J. Smith                        Secretary

(c)

                              2003 NET            COMPENSATION
                            UNDERWRITING               ON
  NAME OF PRINCIPAL         DISCOUNTS AND         REDEMPTION OR          BROKERAGE
     UNDERWRITER             COMMISSIONS          ANNUITIZATION         COMMISSIONS         COMPENSATION
  Directed Services,        $ 270,633,000              $  0                 $  0                 $  0
         Inc.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ING USA Annuity and Life Insurance Company with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING USA Annuity and Life Insurance Company; or

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(iv) a reduction in the credit rating of ING USA Annuity and Life Insurance
Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's prospectus, an offer to supply the most recent annual and/or quarterly report of each of ING USA Annuity and Life Insurance Company, or their successors to the Guarantee, free of charge, upon a shareholder's request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 9th day of April, 2004.

                                         SEPARATE ACCOUNT B
                                         (Registrant)

                                         ING USA ANNUITY AND LIFE
                                         INSURANCE COMPANY
                                         (Depositor)

                                    By:  Keith Gubbay*
                                        ----------------------------------------

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                                         Keith Gubbay
                                         President (principal executive officer)


As required by the Securities Act of 1933, this Post- Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                                      DATE
 Keith Gubbay*                       Director and President                 )
----------------------------------   (principal executive officer)          )
 Keith Gubbay                                                               )
                                                                            )
 Thomas J. McInerney*                Director                               )  April
----------------------------------                                          )  9, 2004
 Thomas J. McInerney                                                        )
                                                                            )
 Kathleen A. Murphy*                 Director                               )
----------------------------------                                          )
 Kathleen A. Murphy                                                         )
                                                                            )
 Jacques de Vaucleroy*               Director                               )
----------------------------------                                          )
 Jacques de Vaucleroy                                                       )
                                                                            )
 David A. Wheat*                     Director and Chief Financial Officer   )
----------------------------------                                          )
 David A. Wheat                      (principal accounting officer)         )

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By:  /s/ Michael A. Pignatella
    ------------------------------------------
      Michael A. Pignatella
      *Attorney-in-Fact

                                  EXHIBIT INDEX

 EXHIBIT NO.                                  EXHIBIT
 -----------
99-B.3(g)        Amendment to the Distribution Agreement between ING USA and DSI   ___________

99-B.9           Opinion and Consent of Counsel                                    ___________

99-B.10          Consent of Independent Auditors                                   ___________